UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2018

Date of reporting period: August 31, 2017

Item 1.	Reports to Stockholders.

AUGUST 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Short Treasury Bond ETF | SHV | NASDAQ
➢	iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ
➢	iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ
➢	iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ
➢	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
➢	iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Fund Performance Overview

iSHARES® SHORT TREASURY BOND ETF

Performance as of August 31, 2017

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 0.31%, net of fees, while the total return for the Index was 0.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.53%	0.54%	0.66%	0.53%	0.54%	0.66%
5 Years	0.18%	0.17%	0.29%	0.88%	0.88%	1.48%
10 Years	0.56%	0.56%	0.69%	5.77%	5.72%	7.07%

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Short Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Short Bond Index, which, effective as of July 1, 2016, replaced the Bloomberg Barclays U.S. Short Treasury Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.10	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	100.00%

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.88%, 10/31/17	14.32%
U.S. Treasury Note/Bond, 0.75%, 12/31/17	11.17
U.S. Treasury Note/Bond, 2.75%, 02/28/18	6.68
U.S. Treasury Note/Bond, 2.63%, 01/31/18	5.42
U.S. Treasury Note/Bond, 2.75%, 12/31/17	5.23

TOTAL	42.82%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 1-3 YEAR TREASURY BOND ETF

Performance as of August 31, 2017

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 0.58%, net of fees, while the total return for the Index was 0.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.41%	0.43%	0.53%	0.41%	0.43%	0.53%
5 Years	0.54%	0.54%	0.67%	2.72%	2.72%	3.40%
10 Years	1.67%	1.66%	1.81%	18.05%	17.91%	19.64%

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 1-3 Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.80	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/17

Maturity	Percentage of Total Investments*

0-1 Year	0.25%
1-2 Years	61.34
2-3 Years	37.81
3-4 Years	0.60

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.63%, 04/30/19	7.90%
U.S. Treasury Note/Bond, 1.50%, 02/28/19	6.64
U.S. Treasury Note/Bond, 1.00%, 03/15/19	5.05
U.S. Treasury Note/Bond, 2.13%, 08/31/20	4.87
U.S. Treasury Note/Bond, 1.50%, 12/31/18	4.50

TOTAL	28.96%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 3-7 YEAR TREASURY BOND ETF

Performance as of August 31, 2017

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 1.98%, net of fees, while the total return for the Index was 2.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.01)%	0.09%	0.12%	(0.01)%	0.09%	0.12%
5 Years	1.30%	1.30%	1.40%	6.67%	6.66%	7.19%
10 Years	3.87%	3.85%	3.99%	46.14%	45.88%	47.86%

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 3-7 Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,019.80	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/17

Maturity	Percentage of Total Investments*

2-3 Years	0.01%
3-4 Years	44.50
4-5 Years	15.67
5-6 Years	14.27
6-7 Years	23.47
7-8 Years	2.08

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.25%, 04/30/21	10.98%
U.S. Treasury Note/Bond, 2.75%, 02/15/24	7.72
U.S. Treasury Note/Bond, 2.38%, 08/15/24	6.90
U.S. Treasury Note/Bond, 1.63%, 11/15/22	5.86
U.S. Treasury Note/Bond, 1.13%, 08/31/21	5.28

TOTAL	36.74%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® 7-10 YEAR TREASURY BOND ETF

Performance as of August 31, 2017

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 3.29%, net of fees, while the total return for the Index was 3.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.59)%	(1.44)%	(1.52)%	(1.59)%	(1.44)%	(1.52)%
5 Years	1.72%	1.71%	1.79%	8.90%	8.84%	9.27%
10 Years	5.27%	5.24%	5.36%	67.09%	66.72%	68.61%

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.90	$0.77	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/17

Maturity	Percentage of Total Investments*

6-7 Years	0.04%
7-8 Years	32.42
8-9 Years	50.75
9-10 Years	16.20
10-11 Years	0.59

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.63%, 02/15/26	18.18%
U.S. Treasury Note/Bond, 2.25%, 11/15/25	15.47
U.S. Treasury Note/Bond, 1.63%, 05/15/26	14.21
U.S. Treasury Note/Bond, 2.00%, 08/15/25	10.26
U.S. Treasury Note/Bond, 2.13%, 05/15/25	9.25

TOTAL	67.37%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 10-20 YEAR TREASURY BOND ETF

Performance as of August 31, 2017

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 4.00%, net of fees, while the total return for the Index was 4.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.84)%	(2.73)%	(2.70)%	(2.84)%	(2.73)%	(2.70)%
5 Years	2.19%	2.17%	2.29%	11.44%	11.33%	11.98%
10 Years	6.15%	6.15%	6.24%	81.71%	81.64%	83.11%

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury 10-20 Year Bond Index, which, effective as of July 1, 2016, replaced the Bloomberg Barclays U.S. 10-20 Treasury Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.00	$0.77	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/17

Maturity	Percentage of Total Investments*

9-10 Years	2.08%
10-11 Years	11.81
11-12 Years	32.50
12-13 Years	11.23
13-14 Years	10.95
18-19 Years	24.51
19-20 Years	5.46
21-22 Years	1.46

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 4.50%, 02/15/36	24.52%
U.S. Treasury Note/Bond, 6.13%, 08/15/29	11.63
U.S. Treasury Note/Bond, 6.25%, 05/15/30	11.23
U.S. Treasury Note/Bond, 5.38%, 02/15/31	10.95
U.S. Treasury Note/Bond, 5.25%, 02/15/29	10.84

TOTAL	69.17%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® 20+ YEAR TREASURY BOND ETF

Performance as of August 31, 2017

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 6.50%, net of fees, while the total return for the Index was 6.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.23)%	(6.20)%	(6.16)%	(6.23)%	(6.20)%	(6.16)%
5 Years	2.81%	2.76%	2.89%	14.88%	14.59%	15.30%
10 Years	7.20%	7.20%	7.30%	100.45%	100.37%	102.21%

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,065.00	$0.78	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/17

Maturity	Percentage of Total Investments*

11-20 Years	0.63%
21-30 Years	99.37

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/17

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.50%, 02/15/45	8.84%
U.S. Treasury Note/Bond, 3.00%, 11/15/45	8.68
U.S. Treasury Note/Bond, 3.13%, 08/15/44	7.47
U.S. Treasury Note/Bond, 2.88%, 05/15/43	7.03
U.S. Treasury Note/Bond, 2.88%, 08/15/45	5.34

TOTAL	37.36%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2017 and held through August 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

August 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 95.55%
U.S. Treasury Bill
0.00%, 09/28/17	$2,927	$2,925,258
0.00%, 11/02/17	59,792	59,690,564
0.00%, 11/09/17	59,792	59,685,707
U.S. Treasury Note/Bond
0.63%, 11/30/17	193,835	193,617,885
0.63%, 04/30/18	272,215	271,151,660
0.75%, 10/31/17	188,619	188,520,918
0.75%, 12/31/17	624,926	624,186,050
0.75%, 02/28/18	60,716	60,597,414
0.75%, 03/31/18	28,726	28,651,941
0.75%, 04/15/18	195,589	195,038,906
0.88%, 01/15/18	92,103	92,019,517
0.88%, 01/31/18	6,790	6,782,858
0.88%, 03/31/18	138,492	138,253,967
0.88%, 07/15/18	85,540	85,279,370
1.00%, 09/15/17	247,062	247,059,678
1.00%, 12/15/17	5,854	5,852,287
1.00%, 03/15/18	23,767	23,746,575
1.00%, 05/15/18	46,888	46,818,402
1.00%, 05/31/18	32,140	32,084,759
1.00%, 08/15/18	235,311	234,777,875
1.13%, 06/15/18	224,118	223,934,154
1.38%, 07/31/18	234,260	234,497,919
1.38%, 09/30/18	21,154	21,177,963
1.50%, 08/31/18	205,690	206,164,052
1.88%, 10/31/17	799,589	800,640,947
2.25%, 11/30/17	55,176	55,333,488
2.38%, 05/31/18	95,772	96,572,595

Security	Principal or Shares (000s)	Value
2.38%, 06/30/18	$94,213	$95,096,247
2.63%, 01/31/18	301,150	302,997,769
2.63%, 04/30/18	4,536	4,577,816
2.75%, 12/31/17	290,699	292,255,885
2.75%, 02/28/18	370,706	373,688,222
2.88%, 03/31/18	251,846	254,305,956
4.25%, 11/15/17	31,596	31,799,462

		5,589,784,066

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,590,609,383)		5,589,784,066

MONEY MARKET FUNDS — 4.48%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[a,b]	261,916	261,916,274

TOTAL MONEY MARKET FUNDS
(Cost: $261,916,274)		261,916,274

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $5,852,525,657)[c]		5,851,700,340
Other Assets, Less Liabilities — (0.03)%		(1,696,648)

NET ASSETS — 100.00%		$5,850,003,692

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $5,852,527,030. Net unrealized depreciation was $826,690, of which $165,903 represented gross unrealized appreciation on investments and $992,593 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	278,392	—	(16,476)[b]	261,916	$261,916,274	$—	$—	$270,781

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT TREASURY BOND ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$5,589,784,066	$—	$5,589,784,066
Money market funds	261,916,274	—	—	261,916,274

Total	$261,916,274	$5,589,784,066	$—	$5,851,700,340

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

August 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 97.93%
U.S. Treasury Note/Bond
0.75%, 07/15/19	$230,566	$228,125,242
0.75%, 08/15/19	250,487	247,688,589
0.88%, 10/15/18	35,481	35,328,542
0.88%, 04/15/19	5,192	5,155,088
0.88%, 05/15/19	206,071	204,541,566
0.88%, 06/15/19	91,269	90,559,526
0.88%, 07/31/19	45,462	45,083,742
0.88%, 09/15/19	132,382	131,166,774
1.00%, 08/15/18	16,096	16,059,233
1.00%, 09/15/18	47,672	47,547,233
1.00%, 03/15/19	549,659	547,168,358
1.00%, 06/30/19	68,792	68,407,732
1.00%, 08/31/19	127,469	126,652,402
1.00%, 09/30/19	115,756	114,982,786
1.00%, 10/15/19	134,142	133,188,334
1.13%, 01/15/19	47,090	46,990,669
1.13%, 05/31/19	23,874	23,797,529
1.13%, 12/31/19	72,320	71,941,450
1.13%, 04/30/20	22,144	21,990,895
1.25%, 11/15/18	86,196	86,182,532
1.25%, 11/30/18	233,971	233,888,745
1.25%, 12/15/18	20,912	20,904,648
1.25%, 12/31/18	159,221	159,146,365
1.25%, 03/31/19	301,706	301,434,935
1.25%, 04/30/19	162,274	162,102,851
1.25%, 05/31/19	508	507,425
1.25%, 01/31/20	9,092	9,066,784
1.25%, 02/29/20	17,987	17,931,493
1.38%, 09/30/18	148,885	149,053,658
1.38%, 12/31/18	228,887	229,146,285
1.38%, 02/28/19	267,889	268,202,934
1.38%, 12/15/19	66,280	66,308,480
1.38%, 01/15/20	220,594	220,645,703
1.38%, 02/15/20	88,603	88,603,000
1.38%, 02/29/20	278,328	278,284,111
1.38%, 03/31/20	114,049	114,031,180
1.38%, 04/30/20	132,307	132,250,149
1.38%, 05/31/20	264,630	264,464,606
1.38%, 08/31/20	92,000	91,809,531
1.38%, 10/31/20	18,000	17,926,172
1.50%, 08/31/18	11,430	11,455,942

Security	Principal or Shares (000s)	Value
1.50%, 12/31/18	$485,580	$486,945,694
1.50%, 01/31/19	260,149	260,880,669
1.50%, 02/28/19	716,533	718,548,249
1.50%, 05/31/19	321,035	322,013,155
1.50%, 10/31/19	40,020	40,143,499
1.50%, 11/30/19	47,377	47,534,306
1.50%, 04/15/20	88,469	88,717,819
1.50%, 05/15/20	44,231	44,346,761
1.50%, 05/31/20	264,744	265,405,860
1.63%, 03/31/19	137,143	137,839,429
1.63%, 04/30/19	850,262	854,745,806
1.63%, 06/30/19	92,072	92,564,729
1.63%, 07/31/19	197,664	198,744,975
1.63%, 08/31/19	120,301	120,982,392
1.63%, 12/31/19	229,928	231,293,198
1.63%, 06/30/20	313,796	315,561,103
1.63%, 07/31/20	43,231	43,472,486
1.75%, 10/31/18	10,813	10,873,823
1.75%, 09/30/19	227,245	229,117,996
2.00%, 07/31/20	88,301	89,735,891
2.00%, 09/30/20	46,000	46,706,172
2.13%, 08/31/20	517,018	527,257,381
2.63%, 08/15/20	10,036	10,379,811
3.13%, 05/15/19	52,660	54,258,313
3.38%, 11/15/19	24,291	25,358,476
3.50%, 05/15/20	271,257	286,345,671
3.63%, 08/15/19	44,189	46,141,256
8.13%, 08/15/19	7,105	8,033,368
8.75%, 08/15/20	76,000	91,891,719

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,848,910,154)		10,825,563,226

SHORT-TERM INVESTMENTS — 2.12%

MONEY MARKET FUNDS — 2.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[a,b]	234,639	234,639,020

		234,639,020

TOTAL SHORT-TERM INVESTMENTS
(Cost: $234,639,020)		234,639,020

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $11,083,549,174)[c]	$11,060,202,246
Other Assets, Less Liabilities — (0.05)%	(5,432,003)

NET ASSETS — 100.00%	$11,054,770,243

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $11,083,969,775. Net unrealized depreciation was $23,767,529, of which $8,746,181 represented gross unrealized appreciation on investments and $32,513,710 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	13,743	220,896	[b]	—	234,639	$234,639,020	$—	$—	$248,957

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$10,825,563,226	$—	$10,825,563,226
Money market funds	234,639,020	—	—	234,639,020

Total	$234,639,020	$10,825,563,226	$—	$11,060,202,246

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

August 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.56%
U.S. Treasury Note/Bond
1.13%, 02/28/21	$27,445	$27,068,703
1.13%, 08/31/21	400,834	393,396,649
1.25%, 03/31/21	27,612	27,330,487
1.38%, 08/31/20	210	209,166
1.38%, 10/31/20	1,692	1,686,514
1.38%, 01/31/21	41,488	41,293,226
1.38%, 04/30/21	5,339	5,304,171
1.38%, 05/31/21	6,734	6,685,073
1.38%, 06/30/23	27,644	26,950,838
1.38%, 08/31/23	10,004	9,734,361
1.50%, 01/31/22	171,669	170,455,247
1.50%, 02/28/23	13,838	13,626,106
1.50%, 03/31/23	21,816	21,470,864
1.63%, 11/30/20	145,333	145,934,769
1.63%, 11/15/22	438,892	436,166,068
1.63%, 04/30/23	88,246	87,345,909
1.63%, 10/31/23	18,300	18,054,809
1.75%, 12/31/20	54,000	54,421,875
1.75%, 11/30/21	8,078	8,113,972
1.75%, 02/28/22	97,651	97,998,119
1.75%, 03/31/22	126,683	127,049,192
1.75%, 04/30/22	88,888	89,117,164
1.75%, 05/15/22	23,622	23,691,205
1.75%, 09/30/22	642	642,351
1.75%, 01/31/23	10,120	10,102,211
1.75%, 05/15/23	386,482	385,017,596
1.88%, 11/30/21	8,222	8,305,826
1.88%, 01/31/22	71,280	71,917,622
1.88%, 02/28/22	3,980	4,015,859
1.88%, 03/31/22	60,560	61,068,609
1.88%, 04/30/22	39,085	39,396,459
1.88%, 07/31/22	6,144	6,189,600
1.88%, 08/31/22	62,793	63,227,155
1.88%, 10/31/22	28,245	28,418,221
1.88%, 08/31/24	17,500	17,409,766
2.00%, 09/30/20	7,822	7,947,885
2.00%, 11/30/20	316,633	321,703,871
2.00%, 02/28/21	63,438	64,454,100
2.00%, 05/31/21	90,845	92,264,453
2.00%, 08/31/21	248,450	252,196,159
2.00%, 10/31/21	213,988	217,139,307

Security	Principal or Shares (000s)	Value
2.00%, 12/31/21	$24,240	$24,590,344
2.00%, 07/31/22	27,065	27,419,171
2.00%, 11/30/22	12,080	12,225,809
2.00%, 02/15/23	5,168	5,225,131
2.00%, 06/30/24	49,680	49,885,706
2.13%, 01/31/21	221,266	225,751,313
2.13%, 06/30/21	9,362	9,550,014
2.13%, 08/15/21	210,945	215,229,820
2.13%, 09/30/21	88,300	90,059,204
2.13%, 12/31/21	15,859	16,170,087
2.13%, 06/30/22	19,712	20,083,910
2.13%, 12/31/22	10,956	11,151,582
2.13%, 02/29/24	43,288	43,881,722
2.25%, 03/31/21	145,052	148,604,641
2.25%, 04/30/21	797,901	817,536,849
2.25%, 07/31/21	97,887	100,292,114
2.25%, 12/31/23	68,846	70,365,453
2.25%, 01/31/24	23,066	23,565,163
2.25%, 11/15/24	152,000	154,885,568
2.38%, 12/31/20	91,306	93,880,908
2.38%, 08/15/24	499,539	513,608,046
2.50%, 05/15/24	349,729	362,447,661
2.63%, 08/15/20	544	562,636
2.63%, 11/15/20	250,870	259,767,528
2.75%, 11/15/23	69,848	73,515,020
2.75%, 02/15/24	546,038	574,299,731
7.13%, 02/15/23	11,251	14,373,536

		7,443,450,204

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,434,402,661)		7,443,450,204

SHORT-TERM INVESTMENTS — 1.12%

MONEY MARKET FUNDS — 1.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[a,b]	83,763	83,763,381

		83,763,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,763,381)		83,763,381

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.68%
(Cost: $7,518,166,042)[c]	$7,527,213,585
Other Assets, Less Liabilities — (0.68)%	(51,006,383)

NET ASSETS — 100.00%	$7,476,207,202

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $7,518,998,165. Net unrealized appreciation was $8,215,420, of which $24,508,825 represented gross unrealized appreciation on investments and $16,293,405 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	15,292	68,471	[b]	—	83,763	$83,763,381	$—	$—	$88,240

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$7,443,450,204	$—	$7,443,450,204
Money market funds	83,763,381	—	—	83,763,381

Total	$83,763,381	$7,443,450,204	$—	$7,527,213,585

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

August 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.46%
U.S. Treasury Note/Bond
1.50%, 08/15/26	$221,065	$210,366,084
1.63%, 02/15/26	1,434,090	1,385,017,426
1.63%, 05/15/26	1,123,600	1,082,781,724
2.00%, 02/15/25	611,132	611,322,579
2.00%, 08/15/25	783,542	781,766,393
2.00%, 11/15/26	635,185	629,329,586
2.13%, 05/15/25	698,998	704,677,661
2.25%, 11/15/24	365,341	372,276,772
2.25%, 11/15/25	1,160,417	1,178,321,367
2.25%, 02/15/27	244,913	247,630,307
2.38%, 08/15/24	3,044	3,129,834
2.38%, 05/15/27	320,640	327,591,376
6.13%, 11/15/27	32,665	44,687,251
6.50%, 11/15/26	14,118	19,370,337
6.63%, 02/15/27	7,400	10,283,399
6.75%, 08/15/26	6,884	9,535,954

		7,618,088,050

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,676,363,682)		7,618,088,050

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[a,b]	104,486	$104,485,934

		104,485,934

TOTAL SHORT-TERM INVESTMENTS
(Cost: $104,485,934)		104,485,934

TOTAL INVESTMENTS IN SECURITIES — 100.82%
(Cost: $7,780,849,616)[c]		7,722,573,984
Other Assets, Less Liabilities — (0.82)%		(62,867,666)

NET ASSETS — 100.00%		$7,659,706,318

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $7,792,378,473. Net unrealized depreciation was $69,804,489, of which $29,715,023 represented gross unrealized appreciation on investments and $99,519,512 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	73,802	30,684	[b]	—	104,486	$104,485,934	$—	$—	$235,239

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 7-10 YEAR TREASURY BOND ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$7,618,088,050	$—	$7,618,088,050
Money market funds	104,485,934	—	—	104,485,934

Total	$104,485,934	$7,618,088,050	$—	$7,722,573,984

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

August 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.34%
U.S. Treasury Note/Bond
4.25%, 05/15/39	$6,000	$7,635,703
4.50%, 02/15/36	97,688	128,569,987
4.75%, 02/15/37	1,714	2,329,697
5.00%, 05/15/37	18,815	26,318,216
5.25%, 11/15/28	40,247	52,586,532
5.25%, 02/15/29	43,373	56,865,676
5.38%, 02/15/31	42,066	57,434,879
5.50%, 08/15/28	23,295	30,887,449
6.13%, 11/15/27	22,705	31,060,820
6.13%, 08/15/29	43,211	61,001,356
6.25%, 05/15/30	40,726	58,886,672
6.38%, 08/15/27	7,877	10,900,137

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $541,063,107)		524,477,124

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.54%

MONEY MARKET FUNDS — 1.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[a,b]	8,107	$8,106,653

		8,106,653

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,106,653)		8,106,653

TOTAL INVESTMENTS IN SECURITIES — 100.88%
(Cost: $549,169,760)[c]		532,583,777
Other Assets, Less Liabilities — (0.88)%		(4,639,292)

NET ASSETS — 100.00%		$527,944,485

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $549,369,235. Net unrealized depreciation was $16,785,458, of which $970,092 represented gross unrealized appreciation on investments and $17,755,550 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	6,759	1,348	[b]	—	8,107	$8,106,653	$—	$—	$8,956

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10-20 YEAR TREASURY BOND ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$524,477,124	$—	$524,477,124
Money market funds	8,106,653	—	—	8,106,653

Total	$8,106,653	$524,477,124	$—	$532,583,777

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

August 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.60%
U.S. Treasury Note/Bond
2.25%, 08/15/46	$5,387	$4,865,555
2.50%, 02/15/45	669,457	641,030,748
2.50%, 02/15/46	388,449	370,878,037
2.50%, 05/15/46	313,078	298,732,287
2.75%, 08/15/42	231,737	234,787,701
2.75%, 11/15/42	247,403	250,408,662
2.88%, 05/15/43	492,784	509,568,938
2.88%, 08/15/45	375,927	387,439,558
2.88%, 11/15/46	138,533	142,667,344
3.00%, 05/15/42	2,904	3,079,184
3.00%, 11/15/44	293,532	310,398,625
3.00%, 05/15/45	287,303	303,497,252
3.00%, 11/15/45	596,700	629,891,438
3.00%, 02/15/47	243,263	256,861,128
3.00%, 05/15/47	25,331	26,759,827
3.13%, 11/15/41	5,444	5,905,889
3.13%, 02/15/43	212,190	229,513,539
3.13%, 08/15/44	500,752	542,005,682
3.38%, 05/15/44	202,952	229,494,429
3.63%, 08/15/43	233,752	274,986,843
3.63%, 02/15/44	14,892	17,546,375
3.75%, 08/15/41	8,051	9,648,066
3.75%, 11/15/43	106,056	127,453,506
3.88%, 08/15/40	203,804	248,211,224
4.25%, 05/15/39	65,097	83,377,688
4.25%, 11/15/40	274,276	352,487,387
4.38%, 02/15/38	64,637	84,076,073
4.38%, 11/15/39	85,676	111,646,016

Security	Principal or Shares (000s)	Value
4.38%, 05/15/40	$131,890	$172,095,451
4.50%, 02/15/36	15,129	19,911,115
4.50%, 05/15/38	42,823	56,601,767
4.63%, 02/15/40	216,782	292,240,227
5.00%, 05/15/37	18,541	25,935,507

		7,254,003,068

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,430,860,311)		7,254,003,068

SHORT-TERM INVESTMENTS — 1.34%

MONEY MARKET FUNDS — 1.34%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[a,b]	99,003	99,002,535

		99,002,535

TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,002,535)		99,002,535

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $7,529,862,846)[c]		7,353,005,603
Other Assets, Less Liabilities — 0.06%		4,154,234

NET ASSETS — 100.00%		$7,357,159,837

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $7,540,775,116. Net unrealized depreciation was $187,769,513, of which $27,936,724 represented gross unrealized appreciation on investments and $215,706,237 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	50,337	48,666	[b]	—	99,003	$99,002,535	$—	$—	$196,903

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 20+ YEAR TREASURY BOND ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$7,254,003,068	$—	$7,254,003,068
Money market funds	99,002,535	—	—	99,002,535

Total	$99,002,535	$7,254,003,068	$—	$7,353,005,603

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2017

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$5,590,609,383	$10,848,910,154	$7,434,402,661
Affiliated (Note 2)	261,916,274	234,639,020	83,763,381

Total cost of investments in securities	$5,852,525,657	$11,083,549,174	$7,518,166,042

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,589,784,066	$10,825,563,226	$7,443,450,204
Affiliated (Note 2)	261,916,274	234,639,020	83,763,381
Receivables:
Investment securities sold	203,450,275	351,788,881	91,266,740
Dividends and interest	18,071,552	33,010,247	30,201,261
Capital shares sold	2,118,533	1,271,463	—

Total Assets	6,075,340,700	11,446,272,837	7,648,681,586

LIABILITIES
Payables:
Investment securities purchased	224,602,964	390,101,858	171,531,804
Investment advisory fees (Note 2)	734,044	1,400,736	942,580

Total Liabilities	225,337,008	391,502,594	172,474,384

NET ASSETS	$5,850,003,692	$11,054,770,243	$7,476,207,202

Net assets consist of:
Paid-in capital	$5,846,386,130	$11,090,802,559	$7,502,134,933
Undistributed net investment income	4,635,937	10,561,574	8,972,132
Accumulated net realized loss	(193,058)	(23,246,962)	(43,947,406)
Net unrealized appreciation (depreciation)	(825,317)	(23,346,928)	9,047,543

NET ASSETS	$5,850,003,692	$11,054,770,243	$7,476,207,202

Shares outstanding[a]	53,000,000	130,600,000	60,000,000

Net asset value per share	$110.38	$84.65	$124.60

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2017

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$7,676,363,682	$541,063,107	$7,430,860,311
Affiliated (Note 2)	104,485,934	8,106,653	99,002,535

Total cost of investments in securities	$7,780,849,616	$549,169,760	$7,529,862,846

Investments in securities, at fair value (Note 1):
Unaffiliated	$7,618,088,050	$524,477,124	$7,254,003,068
Affiliated (Note 2)	104,485,934	8,106,653	99,002,535
Cash	—	1,240	—
Receivables:
Investment securities sold	174,103,066	415,750	18,112,916
Due from custodian (Note 4)	—	3,379,746	—
Dividends and interest	29,782,257	2,771,216	36,492,665
Capital shares sold	1,691,197	—	900,112

Total Assets	7,928,150,504	539,151,729	7,408,511,296

LIABILITIES
Payables:
Investment securities purchased	267,503,669	11,142,424	49,720,054
Capital shares redeemed	—	—	724,056
Investment advisory fees (Note 2)	940,517	64,820	907,349

Total Liabilities	268,444,186	11,207,244	51,351,459

NET ASSETS	$7,659,706,318	$527,944,485	$7,357,159,837

Net assets consist of:
Paid-in capital	$7,801,628,270	$548,873,952	$7,600,830,488
Undistributed net investment income	11,848,626	838,487	14,958,324
Accumulated net realized loss	(95,494,946)	(5,181,971)	(81,771,732)
Net unrealized depreciation	(58,275,632)	(16,585,983)	(176,857,243)

NET ASSETS	$7,659,706,318	$527,944,485	$7,357,159,837

Shares outstanding[a]	70,800,000	3,800,000	57,500,000

Net asset value per share	$108.19	$138.93	$127.95

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2017

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$270,781	$248,957	$88,240
Interest — unaffiliated	21,131,894	60,180,688	57,855,097
Securities lending income — affiliated — net (Note 2)	45,352	12,318	—

Total investment income	21,448,027	60,441,963	57,943,337

EXPENSES
Investment advisory fees (Note 2)	3,821,115	8,325,082	5,280,480
Proxy fees	103,816	236,770	144,381

Total expenses	3,924,931	8,561,852	5,424,861

Net investment income	17,523,096	51,880,111	52,518,476

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(41,012)	(15,212,648)	(20,260,590)
In-kind redemptions — unaffiliated	44,380	400,087	3,567,369

Net realized gain (loss)	3,368	(14,812,561)	(16,693,221)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(1,007,359)	25,502,596	99,029,183

Net change in unrealized appreciation/depreciation	(1,007,359)	25,502,596	99,029,183

Net realized and unrealized gain (loss)	(1,003,991)	10,690,035	82,335,962

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,519,105	$62,570,146	$134,854,438

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2017

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$235,239	$8,956	$196,903
Interest — unaffiliated	74,201,598	5,135,983	91,620,573
Securities lending income — affiliated — net (Note 2)	—	—	84

Total investment income	74,436,837	5,144,939	91,817,560

EXPENSES
Investment advisory fees (Note 2)	5,665,302	388,378	5,146,660
Proxy fees	168,182	11,417	143,071

Total expenses	5,833,484	399,795	5,289,731

Net investment income	68,603,353	4,745,144	86,527,829

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,884,559)	(2,040,970)	(95,204,416)
In-kind redemptions — unaffiliated	17,013,768	448,357	117,115,974

Net realized gain (loss)	129,209	(1,592,613)	21,911,558

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	175,644,429	17,162,400	371,184,332

Net change in unrealized appreciation/depreciation	175,644,429	17,162,400	371,184,332

Net realized and unrealized gain	175,773,638	15,569,787	393,095,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$244,376,991	$20,314,931	$479,623,719

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,523,096	$14,310,268	$51,880,111	$77,850,812
Net realized gain (loss)	3,368	789,379	(14,812,561)	10,388,173
Net change in unrealized appreciation/depreciation	(1,007,359)	1,291,731	25,502,596	(66,694,933)

Net increase in net assets resulting from operations	16,519,105	16,391,378	62,570,146	21,544,052

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,757,632)	(13,773,221)	(48,912,159)	(77,242,733)

Total distributions to shareholders	(14,757,632)	(13,773,221)	(48,912,159)	(77,242,733)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,896,931,122	2,935,917,825	827,957,324	4,525,066,186
Cost of shares redeemed	(496,361,069)	(4,358,138,024)	(836,461,004)	(6,295,333,052)

Net increase (decrease) in net assets from capital share transactions	1,400,570,053	(1,422,220,199)	(8,503,680)	(1,770,266,866)

INCREASE (DECREASE) IN NET ASSETS	1,402,331,526	(1,419,602,042)	5,154,307	(1,825,965,547)

NET ASSETS
Beginning of period	4,447,672,166	5,867,274,208	11,049,615,936	12,875,581,483

End of period	$5,850,003,692	$4,447,672,166	$11,054,770,243	$11,049,615,936

Undistributed net investment income included in net assets at end of period	$4,635,937	$1,870,473	$10,561,574	$7,593,622

SHARES ISSUED AND REDEEMED
Shares sold	17,200,000	26,600,000	9,800,000	53,300,000
Shares redeemed	(4,500,000)	(39,500,000)	(9,900,000)	(74,200,000)

Net increase (decrease) in shares outstanding	12,700,000	(12,900,000)	(100,000)	(20,900,000)

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$52,518,476	$79,505,463	$68,603,353	$152,799,486
Net realized gain (loss)	(16,693,221)	42,721,504	129,209	106,666,896
Net change in unrealized appreciation/depreciation	99,029,183	(176,917,099)	175,644,429	(484,420,129)

Net increase (decrease) in net assets resulting from operations	134,854,438	(54,690,132)	244,376,991	(224,953,747)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(50,075,062)	(79,453,641)	(66,764,111)	(156,573,678)

Total distributions to shareholders	(50,075,062)	(79,453,641)	(66,764,111)	(156,573,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,682,918,414	2,236,760,932	2,819,213,657	3,761,915,658
Cost of shares redeemed	(617,340,984)	(2,504,416,945)	(2,417,964,646)	(6,687,480,097)

Net increase (decrease) in net assets from capital share transactions	1,065,577,430	(267,656,013)	401,249,011	(2,925,564,439)

INCREASE (DECREASE) IN NET ASSETS	1,150,356,806	(401,799,786)	578,861,891	(3,307,091,864)

NET ASSETS
Beginning of period	6,325,850,396	6,727,650,182	7,080,844,427	10,387,936,291

End of period	$7,476,207,202	$6,325,850,396	$7,659,706,318	$7,080,844,427

Undistributed net investment income included in net assets at end of period	$8,972,132	$6,528,718	$11,848,626	$10,009,384

SHARES ISSUED AND REDEEMED
Shares sold	13,600,000	17,900,000	26,500,000	34,300,000
Shares redeemed	(5,000,000)	(20,000,000)	(22,700,000)	(61,300,000)

Net increase (decrease) in shares outstanding	8,600,000	(2,100,000)	3,800,000	(27,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,745,144	$13,302,708	$86,527,829	$175,183,196
Net realized gain (loss)	(1,592,613)	18,906,255	21,911,558	400,785,811
Net change in unrealized appreciation/depreciation	17,162,400	(49,244,013)	371,184,332	(711,940,360)

Net increase (decrease) in net assets resulting from operations	20,314,931	(17,035,050)	479,623,719	(135,971,353)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,564,861)	(13,635,481)	(81,795,062)	(182,336,253)

Total distributions to shareholders	(4,564,861)	(13,635,481)	(81,795,062)	(182,336,253)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	81,396,405	672,712,837	7,968,898,958	12,875,544,139
Cost of shares redeemed	(108,365,405)	(979,323,882)	(6,264,883,838)	(16,926,653,648)

Net increase (decrease) in net assets from capital share transactions	(26,969,000)	(306,611,045)	1,704,015,120	(4,051,109,509)

INCREASE (DECREASE) IN NET ASSETS	(11,218,930)	(337,281,576)	2,101,843,777	(4,369,417,115)

NET ASSETS
Beginning of period	539,163,415	876,444,991	5,255,316,060	9,624,733,175

End of period	$527,944,485	$539,163,415	$7,357,159,837	$5,255,316,060

Undistributed net investment income included in net assets at end of period	$838,487	$658,204	$14,958,324	$10,225,557

SHARES ISSUED AND REDEEMED
Shares sold	600,000	4,700,000	65,000,000	100,300,000
Shares redeemed	(800,000)	(6,900,000)	(50,700,000)	(130,700,000)

Net increase (decrease) in shares outstanding	(200,000)	(2,200,000)	14,300,000	(30,400,000)

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$110.36	$110.29	$110.26	$110.23	$110.21	$110.18

Income from investment operations:
Net investment income[a]	0.38	0.42	0.09	0.00 [b]	0.00 [b]	0.01
Net realized and unrealized gain (loss)[c]	(0.03)	0.05	(0.02)	0.03	0.02	0.03

Total from investment operations	0.35	0.47	0.07	0.03	0.02	0.04

Less distributions from:
Net investment income	(0.33)	(0.40)	(0.04)	(0.00)[b]	(0.00)[b]	(0.01)

Total distributions	(0.33)	(0.40)	(0.04)	(0.00)[b]	(0.00)[b]	(0.01)

Net asset value, end of period	$110.38	$110.36	$110.29	$110.26	$110.23	$110.21

Total return	0.31%[d]	0.44%	0.07%	0.03%	0.02%	0.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,850,004	$4,447,672	$5,867,274	$5,435,886	$2,623,515	$3,008,844
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.13%	0.08%	0.12%	0.14%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	0.69%	0.38%	0.08%	0.00%[f]	0.00%[f]	0.01%
Portfolio turnover rate[g]	89%[d]	78%	0%	1%	97%	95%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Rounds to less than 0.01%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$84.54	$84.93	$84.70	$84.55	$84.46	$84.40

Income from investment operations:
Net investment income[a]	0.40	0.62	0.49	0.33	0.23	0.29
Net realized and unrealized gain (loss)[b]	0.09	(0.40)	0.21	0.14	0.08	0.07

Total from investment operations	0.49	0.22	0.70	0.47	0.31	0.36

Less distributions from:
Net investment income	(0.38)	(0.61)	(0.47)	(0.32)	(0.22)	(0.30)

Total distributions	(0.38)	(0.61)	(0.47)	(0.32)	(0.22)	(0.30)

Net asset value, end of period	$84.65	$84.54	$84.93	$84.70	$84.55	$84.46

Total return	0.58%[c]	0.26%	0.83%	0.55%	0.37%	0.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,054,770	$11,049,616	$12,875,581	$7,817,715	$11,752,875	$7,457,820
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	0.93%	0.73%	0.58%	0.39%	0.27%	0.34%
Portfolio turnover rate[e]	32%[c]	66%	76%	122%	136%	104%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$123.07	$125.75	$123.34	$121.64	$123.38	$121.93

Income from investment operations:
Net investment income[a]	0.93	1.63	1.72	1.61	1.07	0.95
Net realized and unrealized gain (loss)[b]	1.49	(2.69)	2.40	1.63	(1.84)	1.51

Total from investment operations	2.42	(1.06)	4.12	3.24	(0.77)	2.46

Less distributions from:
Net investment income	(0.89)	(1.62)	(1.71)	(1.54)	(0.97)	(1.01)

Total distributions	(0.89)	(1.62)	(1.71)	(1.54)	(0.97)	(1.01)

Net asset value, end of period	$124.60	$123.07	$125.75	$123.34	$121.64	$123.38

Total return	1.98%[c]	(0.85)%	3.38%	2.68%	(0.62)%	2.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,476,207	$6,325,850	$6,727,650	$4,958,114	$6,313,349	$2,134,459
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.49%	1.31%	1.39%	1.32%	0.88%	0.77%
Portfolio turnover rate[e]	36%[c]	45%	41%	58%	57%	51%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$105.68	$110.51	$107.59	$102.44	$107.09	$105.16

Income from investment operations:
Net investment income[a]	0.97	1.88	2.00	2.21	1.84	1.82
Net realized and unrealized gain (loss)[b]	2.49	(4.81)	2.91	5.12	(4.69)	1.98

Total from investment operations	3.46	(2.93)	4.91	7.33	(2.85)	3.80

Less distributions from:
Net investment income	(0.95)	(1.90)	(1.99)	(2.18)	(1.80)	(1.87)

Total distributions	(0.95)	(1.90)	(1.99)	(2.18)	(1.80)	(1.87)

Net asset value, end of period	$108.19	$105.68	$110.51	$107.59	$102.44	$107.09

Total return	3.29%[c]	(2.68)%	4.65%	7.24%	(2.66)%	3.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,659,706	$7,080,844	$10,387,936	$7,369,931	$4,271,899	$4,358,596
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.82%	1.72%	1.87%	2.11%	1.78%	1.70%
Portfolio turnover rate[e]	23%[c]	77%	56%	142%	116%	47%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$134.79	$141.36	$137.46	$126.25	$133.49	$131.57

Income from investment operations:
Net investment income[a]	1.26	2.52	2.85	2.94	2.77	2.89
Net realized and unrealized gain (loss)[b]	4.09	(6.58)	3.89	11.14	(7.08)	1.96

Total from investment operations	5.35	(4.06)	6.74	14.08	(4.31)	4.85

Less distributions from:
Net investment income	(1.21)	(2.51)	(2.84)	(2.87)	(2.93)	(2.93)

Total distributions	(1.21)	(2.51)	(2.84)	(2.87)	(2.93)	(2.93)

Net asset value, end of period	$138.93	$134.79	$141.36	$137.46	$126.25	$133.49

Total return	4.00%[c]	(2.91)%	5.01%	11.28%	(3.22)%	3.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$527,944	$539,163	$876,445	$453,615	$239,870	$427,173
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.83%	1.79%	2.09%	2.23%	2.16%	2.14%
Portfolio turnover rate[e]	9%[c]	15%	37%	9%	19%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$121.65	$130.77	$129.37	$108.52	$118.41	$117.76

Income from investment operations:
Net investment income[a]	1.57	3.06	3.15	3.38	3.29	3.22
Net realized and unrealized gain (loss)[b]	6.26	(9.06)	1.36	20.84	(9.85)	0.65

Total from investment operations	7.83	(6.00)	4.51	24.22	(6.56)	3.87

Less distributions from:
Net investment income	(1.53)	(3.12)	(3.11)	(3.37)	(3.33)	(3.22)

Total distributions	(1.53)	(3.12)	(3.11)	(3.37)	(3.33)	(3.22)

Net asset value, end of period	$127.95	$121.65	$130.77	$129.37	$108.52	$118.41

Total return	6.50%[c]	(4.70)%	3.67%	22.69%	(5.52)%	3.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,357,160	$5,255,316	$9,624,733	$7,594,272	$3,146,985	$3,197,007
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.52%	2.34%	2.54%	2.83%	3.00%	2.64%
Portfolio turnover rate[e]	14%[c]	24%	37%	32%	33%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Payment-in-kind interest income is accrued as interest income and reclassified as payment-in-kind interest income when the additional securities are received. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Short Treasury Bond	$19,278
1-3 Year Treasury Bond	5,280
20+ Year Treasury Bond	36

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Short Treasury Bond	$2,479,969,269	$—
1-3 Year Treasury Bond	1,109,643,390	2,418,252,837
3-7 Year Treasury Bond	814,252,838	1,254,734,356
7-10 Year Treasury Bond	31,297,856	895,667,554
10-20 Year Treasury Bond	36,561,631	25,954,071
20+ Year Treasury Bond	—	64,661,392

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2017 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales
Short Treasury Bond	$278,580,527	$211,011,121
1-3 Year Treasury Bond	3,538,892,327	3,887,012,216
3-7 Year Treasury Bond	2,463,499,216	2,463,216,349
7-10 Year Treasury Bond	1,685,002,085	1,686,918,490
10-20 Year Treasury Bond	53,959,896	48,348,258
20+ Year Treasury Bond	906,301,321	920,632,312

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Short Treasury Bond	$1,853,659,911	$463,257,706
1-3 Year Treasury Bond	815,447,021	821,212,487
3-7 Year Treasury Bond	1,668,087,500	612,014,015
7-10 Year Treasury Bond	2,791,602,420	2,386,486,750
10-20 Year Treasury Bond	80,234,291	106,974,725
20+ Year Treasury Bond	7,858,165,348	6,174,571,367

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 28, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Short Treasury Bond	$195,053	$—	$—	$195,053
1-3 Year Treasury Bond	8,013,800	—	—	8,013,800
3-7 Year Treasury Bond	26,420,832	—	1,230	26,422,062
7-10 Year Treasury Bond	84,095,298	—	—	84,095,298
10-20 Year Treasury Bond	3,276,101	58,200	55,582	3,389,883
20+ Year Treasury Bond	83,624,226	9,146,794	—	92,771,020

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

I. iShares Short Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares 1-3 Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
3-7 Year Treasury Bond	$0.878913	$—	$0.010828	$0.889741	99%	—%	1%	100%
10-20 Year Treasury Bond	1.208323	—	—	1.208323	100	—	—	100
20+ Year Treasury Bond	1.532524	—	—	1.532524	100	—	—	100

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Interactive Data, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-201-0817

AUGUST 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares California Muni Bond ETF | CMF | NYSE Arca
➢	iShares National Muni Bond ETF | MUB | NYSE Arca
➢	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca
➢	iShares New York Muni Bond ETF | NYF | NYSE Arca

Fund Performance Overview

iSHARES® CALIFORNIA MUNI BOND ETF

Performance as of August 31, 2017

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 3.60%, net of fees, while the total return for the Index was 3.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.16%	0.10%	0.35%	0.16%	0.10%	0.35%
5 Years	3.37%	3.26%	3.57%	18.00%	17.37%	19.15%
Since Inception	4.64%	4.66%	4.72%	56.78%	57.01%	57.94%

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,036.00	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

S&P Credit Rating [1]	Percentage of Total Investments [2]

A-1	1.68%
A-1+	0.38
AAA	8.24
AA+	15.07
AA	18.60
AA-	44.38
A+	5.46
A	0.57
A-	0.25
BBB+	0.29
BBB	0.90
BBB-	0.29
Not Rated	3.89

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/17

Security	Percentage of Total Investments [2]

State of California GO, 5.00%, 07/01/20	1.09%
State of California GO, 5.00%, 07/01/18	0.72
State of California Department of Water Resources Power Supply Revenue RB, 5.00%, 05/01/22	0.70
State of California GO, 6.00%, 04/01/38	0.69
State of California GO, 5.00%, 04/01/38	0.65

TOTAL	3.85%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NATIONAL MUNI BOND ETF

Performance as of August 31, 2017

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 3.51%, net of fees, while the total return for the Index was 3.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.38%	0.39%	0.73%	0.38%	0.39%	0.73%
5 Years	2.66%	2.59%	2.91%	14.04%	13.62%	15.44%
Since Inception	4.16%	4.16%	4.33%	50.21%	50.23%	52.62%

The inception date of the Fund was 9/7/07. The first day of secondary market trading was 9/10/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,035.10	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	25.02%
AA+	13.78
AA	19.25
AA-	20.84
A+	7.11
A	4.30
A-	1.84
BBB+	2.87
BBB	0.26
BBB-	0.70
Not Rated	4.03

TOTAL	100.00%

TEN LARGEST STATES

As of 8/31/17

State	Percentage of Total Investments [2]

California	23.22%
New York	22.25
Texas	8.62
Massachusetts	5.35
New Jersey	4.29
Florida	3.40
Pennsylvania	3.03
Washington	2.95
Illinois	2.78
Maryland	2.66

TOTAL	78.55%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

Performance as of August 31, 2017

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 0.90%, net of fees, while the total return for the Index was 1.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.67%	0.72%	1.02%	0.67%	0.72%	1.02%
5 Years	0.73%	0.70%	1.04%	3.69%	3.52%	5.32%
Since Inception	1.65%	1.66%	1.97%	15.58%	15.68%	18.79%

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,009.00	$1.27	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	31.44%
AA+	13.57
AA	22.49
AA-	16.54
A+	4.04
A	2.57
A-	3.02
BBB+	2.07
BBB-	0.88
Not Rated	3.38

TOTAL	100.00%

TEN LARGEST STATES

As of 8/31/17

State	Percentage of Total Investments [2]

California	19.64%
New York	16.81
Texas	7.58
Massachusetts	6.38
Maryland	4.54
Pennsylvania	4.24
Georgia	4.22
North Carolina	3.76
Washington	3.40
New Jersey	3.24

TOTAL	73.81%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® NEW YORK MUNI BOND ETF

Performance as of August 31, 2017

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 3.33%, net of fees, while the total return for the Index was 3.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.45%	0.41%	0.67%	0.45%	0.41%	0.67%
5 Years	2.90%	2.81%	3.15%	15.34%	14.86%	16.75%
Since Inception	4.22%	4.23%	4.46%	50.66%	50.73%	54.04%

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.30	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

S&P Credit Rating [1]	Percentage of Total Investments [2]

A-1	0.24%
A-1+	0.07
AAA	38.43
AA+	10.04
AA	18.00
AA-	19.19
A+	3.38
A	1.47
A-	4.97
BBB	0.35
BBB-	0.21
Not Rated	3.65

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/17

Security	Percentage of Total Investments [2]

New York State Thruway Authority RB, 5.00%, 05/01/19	1.64%
Triborough Bridge & Tunnel Authority RB, 5.00%, 11/15/37	0.89
Sales Tax Asset Receivable Corp. RB, 5.00%, 10/15/24	0.80
Sales Tax Asset Receivable Corp. RB, 5.00%, 10/15/28	0.79
Metropolitan Transportation Authority RB, 5.00%, 11/15/56	0.72

TOTAL	4.84%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2017 and held through August 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.57%

CALIFORNIA — 99.57%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)	$200	$186,678
Series B
0.00%, 08/01/46	(PR 08/01/21)	580	92,052
Alameda Corridor Transportation Authority RB
0.00%, 10/01/17	(ETM) (AMBAC)	55	54,971
0.00%, 10/01/17	(AMBAC)	15	14,988
Series B
5.00%, 10/01/35	(Call 10/01/26)	2,000	2,310,760
5.00%, 10/01/36	(Call 10/01/26)	600	702,060
Alameda County Joint Powers Authority RB
5.00%, 12/01/34	(PR 12/01/17) (AGM)	250	252,720
Alameda County Transportation Commission
4.00%, 03/01/22		535	604,288
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35	(Call 10/01/21)	500	570,175
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,136,520
Bay Area Toll Authority RB
1.38%, 04/01/53	(Call 10/01/19)	1,300	1,305,070
2.00%, 04/01/53	(Call 10/01/23)	1,500	1,517,640
2.10%, 04/01/45	(Call 10/01/21)	500	515,340
2.13%, 04/01/53	(Call 10/01/24)	1,200	1,211,868
2.85%, 04/01/47	(Call 10/01/24)	750	795,600
2.95%, 04/01/47	(Call 10/01/25)	750	798,030
4.00%, 04/01/29	(Call 04/01/27)	500	566,865
4.00%, 04/01/33	(Call 04/01/27)	1,200	1,309,476
4.00%, 04/01/37	(Call 04/01/27)	2,000	2,146,500
4.00%, 04/01/47	(Call 04/01/27)	2,000	2,110,800
4.00%, 04/01/49	(Call 04/01/27)	500	525,610
5.00%, 04/01/28		400	508,800
Series B
1.50%, 04/01/47	(Call 10/01/17)	2,230	2,231,360

Security		Principal (000s)	Value
Series C
1.88%, 04/01/47	(Call 10/01/18)	$2,875	$2,904,296
Series E
2.00%, 04/01/34	(Call 10/01/20)	1,000	1,023,690
Series F-1
4.00%, 04/01/18		1,685	1,717,706
5.00%, 04/01/21		205	234,026
5.00%, 04/01/25	(PR 04/01/19)	380	405,183
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,171,290
5.00%, 04/01/28	(PR 04/01/19)	375	399,851
5.00%, 04/01/28	(Call 04/01/22)	1,200	1,404,960
5.00%, 04/01/31	(Call 04/01/22)	1,350	1,562,098
5.00%, 04/01/34	(PR 04/01/19)	1,695	1,807,328
5.00%, 04/01/39	(PR 04/01/18)	2,150	2,203,900
5.00%, 04/01/54	(Call 04/01/24)	3,150	3,612,357
5.00%, 04/01/56	(Call 04/01/27)	1,405	1,626,091
5.13%, 04/01/39	(PR 04/01/19)	1,000	1,068,240
5.13%, 04/01/47	(PR 04/01/18)	225	230,805
5.25%, 04/01/24	(PR 04/01/19)	1,140	1,220,028
5.25%, 04/01/27	(PR 04/01/19)	120	128,424
5.50%, 04/01/43	(PR 04/01/18)	1,620	1,665,328
5.63%, 04/01/44	(PR 04/01/19)	500	538,045
Series F-2
4.00%, 04/01/20		500	539,890
Series S-2
5.00%, 10/01/42	(PR 10/01/20)	695	782,362
Series S-4
5.00%, 04/01/32	(PR 04/01/23)	500	602,685
5.00%, 04/01/38	(PR 04/01/23)	545	656,927
5.00%, 04/01/43	(PR 04/01/23)	1,750	2,109,397
5.25%, 04/01/48	(PR 04/01/23)	250	304,710
5.25%, 04/01/53	(PR 04/01/23)	1,000	1,218,840
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	2,835	3,263,113
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	350	405,405
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	1,000	1,143,595
5.00%, 10/01/49	(Call 04/01/26)	250	293,630
5.25%, 04/01/40		175	240,305

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series U-3
5.00%, 06/01/43		$1,140	$1,539,456
Series U-5
5.00%, 05/01/21		1,380	1,581,825
Series U-6
5.00%, 05/01/45		2,010	2,738,806
Series U-7
5.00%, 06/01/46		2,150	2,943,672
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21		500	580,365
5.00%, 07/01/23	(ETM) (AGM)	250	303,918
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	810	1,051,615
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,370	1,778,657
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	960,735
Series A
4.00%, 10/01/45	(Call 10/01/26)	500	536,195
5.00%, 10/01/41	(Call 10/01/26)	700	835,128
California Municipal Finance Authority RB
5.00%, 06/01/42	(Call 06/01/27)	500	593,740
Series A VRDN
0.76%, 08/01/28	(Put 09/07/17)[a]	500	500,000
California State Public Works Board RB
6.00%, 11/01/34	(PR 11/01/19)	360	400,043
Series A
5.00%, 12/01/19	(AMBAC)	175	183,850
5.00%, 04/01/20		350	385,518
5.00%, 04/01/24	(Call 04/01/22)	1,000	1,168,960
5.00%, 04/01/26	(Call 04/01/22)	225	261,599
5.00%, 09/01/29	(Call 09/01/24)	300	353,937
5.00%, 04/01/32	(Call 04/01/22)	405	460,044
5.00%, 09/01/32	(Call 09/01/24)	1,000	1,168,720
5.00%, 04/01/34	(Call 04/01/22)	510	575,963
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,159,860
5.00%, 04/01/37	(Call 04/01/22)	610	685,768
5.00%, 03/01/38	(Call 03/01/23)	610	687,574
5.00%, 09/01/39	(Call 09/01/24)	500	574,280

Security		Principal (000s)	Value
Series A-1
5.75%, 03/01/30	(PR 03/01/20)	$375	$419,959
Series B
5.00%, 10/01/39	(Call 10/01/24)	2,000	2,300,280
Series C
4.00%, 10/01/20		270	293,887
Series D
4.00%, 09/01/17		1,000	1,000,000
5.00%, 06/01/27	(Call 06/01/23)	340	402,030
5.00%, 12/01/27	(Call 12/01/21)	975	1,117,935
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,134,730
Series E
5.00%, 10/01/26		1,000	1,246,390
5.00%, 06/01/28	(Call 06/01/23)	895	1,049,692
5.00%, 04/01/34	(PR 04/01/19)	370	394,583
Series F
5.00%, 05/01/18		300	308,625
5.00%, 05/01/19		500	534,265
5.00%, 09/01/20		375	418,395
5.00%, 05/01/23		3,595	4,293,365
5.00%, 05/01/28	(Call 05/01/25)	350	417,606
Series G
5.00%, 01/01/21		1,250	1,408,675
5.00%, 12/01/31	(PR 12/01/21)	500	582,440
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,139,160
Series G-1
5.00%, 10/01/21	(PR 10/01/19)	100	108,649
5.13%, 10/01/22	(PR 10/01/19)	275	299,492
5.25%, 10/01/23	(PR 10/01/19)	105	114,622
Series I
5.00%, 11/01/38	(Call 11/01/23)	2,000	2,282,800
Series I-1
6.13%, 11/01/29	(PR 11/01/19)	780	868,850
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	200,878
4.00%, 11/01/35	(Call 05/01/26)	670	729,315
4.00%, 11/01/37	(Call 05/01/26)	455	492,733
4.00%, 11/01/38	(Call 05/01/26)	210	227,081
4.00%, 11/01/45	(Call 05/01/26)	785	832,791
5.00%, 11/01/23		1,000	1,223,300
5.00%, 11/01/24	(Call 11/01/21)	750	869,287
5.00%, 11/01/27	(Call 11/01/24)	400	489,000
5.00%, 11/01/27	(Call 11/01/22)	1,000	1,187,860

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 11/01/29	(Call 05/01/26)	$300	$368,373
5.00%, 11/01/30	(Call 11/01/25)	1,000	1,216,140
5.00%, 11/01/30	(Call 05/01/27)	520	640,796
5.00%, 11/01/31	(Call 05/01/27)	500	612,510
5.00%, 11/01/32	(Call 05/01/26)	2,490	3,000,251
5.00%, 11/01/33	(Call 11/01/24)	1,000	1,200,090
5.00%, 11/01/33	(Call 11/01/25)	500	599,975
5.00%, 11/01/33	(PR 05/01/18) (AGM)	960	987,600
5.00%, 11/01/33	(Call 05/01/18) (AGM)	25	25,703
5.00%, 11/01/35	(Call 11/01/25)	1,325	1,579,069
5.00%, 11/01/35	(Call 05/01/27)	450	541,773
5.00%, 11/01/37	(Call 11/01/21)	2,410	2,744,701
5.00%, 11/01/37	(Call 11/01/22)	325	377,416
5.00%, 11/01/37	(Call 05/01/27)	1,555	1,864,772
5.00%, 11/01/39	(Call 11/01/24)	500	592,340
5.00%, 11/01/39	(PR 05/01/18) (AGM)	845	869,294
5.00%, 11/01/39	(Call 05/01/18) (AGM)	10	10,274
5.00%, 11/01/44	(Call 11/01/24)	1,290	1,519,813
5.00%, 11/01/45	(Call 05/01/26)	1,260	1,471,957
5.00%, 11/01/47	(Call 11/01/25)	1,200	1,403,904
5.00%, 11/01/47	(Call 05/01/27)	900	1,064,124
5.25%, 11/01/34	(PR 05/01/19)	250	268,380
Series B-2
4.00%, 11/01/49	(Call 05/01/21)	200	221,190
Series B-3
4.00%, 11/01/51	(Call 05/01/23)	200	228,456
California Statewide Communities Development Authority RB
5.00%, 05/15/40	(Call 05/15/26)	250	286,398
Centinela Valley Union High School District GO
Series B
4.00%, 08/01/50	(Call 08/01/26)	300	314,445
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	250	261,843
5.00%, 08/01/39	(Call 08/01/24)	500	587,960
Chabot-Las Positas Community College District GO
4.00%, 08/01/33	(Call 08/01/26)	1,000	1,090,790

Security		Principal (000s)	Value
4.00%, 08/01/34	(Call 08/01/26)	$1,000	$1,084,230
5.00%, 08/01/31	(Call 08/01/23)	300	355,389
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	500	525,200
Chino Basin Regional Financing Authority RB
Series A
5.00%, 11/01/33	(PR 11/01/17) (AMBAC)	280	282,016
5.00%, 11/01/38	(PR 11/01/17) (AMBAC)	250	251,800
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	425,904
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		500	517,095
5.00%, 06/15/19		395	424,858
5.00%, 06/15/20		500	557,555
5.00%, 06/15/21		150	172,757
5.00%, 06/15/26	(Call 06/15/23)	500	601,375
City of Long Beach CA Harbor Revenue RB
Series C
4.00%, 11/15/18		150	155,871
5.00%, 11/15/18		2,420	2,543,710
5.00%, 05/15/47	(Call 05/15/27)	1,000	1,180,210
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		630	682,958
5.00%, 09/01/20		1,815	2,038,390
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/42	(Call 06/01/27)	500	538,035
5.00%, 06/01/19		910	976,830
5.00%, 06/01/20		725	806,736
5.00%, 06/01/35	(Call 06/01/23)	2,450	2,851,628
5.00%, 06/01/43	(Call 06/01/23)	500	576,380

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series B
5.00%, 06/01/22		$250	$296,125
5.00%, 06/01/23		235	284,848
5.00%, 06/01/30	(Call 06/01/22)	170	198,319
5.00%, 06/01/32	(Call 06/01/22)	500	577,660
Series C
5.00%, 06/01/45	(Call 06/01/25)	1,915	2,234,173
City of Los Angeles Department of Airports RB
Series A
5.00%, 05/15/26	(Call 05/15/20)	500	555,005
5.00%, 05/15/27	(Call 05/15/20)	245	271,884
5.00%, 05/15/28	(Call 05/15/20)	800	887,560
5.00%, 05/15/32	(Call 05/15/20)	1,490	1,644,587
5.00%, 05/15/40	(Call 05/15/20)	2,490	2,739,199
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	570,970
5.00%, 05/15/42	(Call 05/15/27)	1,500	1,768,920
Series C
5.00%, 05/15/38	(Call 05/15/25)	1,750	2,042,827
Series D
5.00%, 05/15/40	(Call 05/15/20)	1,450	1,591,462
City of Sacramento CA Water Revenue RB
5.00%, 09/01/42	(Call 09/01/23)	380	438,345
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39	(Call 05/01/22)	415	437,933
5.00%, 11/01/22		1,000	1,197,930
5.00%, 11/01/25	(Call 05/01/25)	200	248,898
5.00%, 11/01/27	(Call 11/01/26)	500	632,455
5.00%, 11/01/29	(Call 11/01/26)	1,000	1,236,090
5.00%, 11/01/32	(Call 05/01/25)	1,000	1,190,300
5.00%, 11/01/32	(Call 05/01/22)	1,525	1,758,493
5.00%, 11/01/34	(Call 11/01/26)	1,695	2,055,645
5.00%, 11/01/36	(Call 05/01/25)	800	943,608
Series A
4.00%, 11/01/39	(Call 11/01/26)	1,000	1,068,010
4.00%, 11/01/41	(Call 05/01/22)	720	754,956
5.00%, 11/01/30	(Call 11/01/21)	500	577,755
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,151,160
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,145,840
5.00%, 11/01/41	(Call 11/01/21)	700	799,953
5.00%, 11/01/43	(Call 05/01/22)	1,105	1,260,816

Security		Principal (000s)	Value
Series F
5.00%, 11/01/25	(PR 11/01/20)	$1,175	$1,326,093
City of Vernon CA Electric System Revenue RB
Series A
5.13%, 08/01/21	(PR 08/01/19)	105	111,740
5.13%, 08/01/21	(Call 08/01/19)	250	268,643
Clovis Unified School District GO Series D
4.00%, 08/01/40	(Call 08/01/25)	250	264,243
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	500	269,620
5.00%, 08/01/29	(Call 08/01/25)	500	608,705
5.00%, 08/01/31	(Call 08/01/25)	500	600,160
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	529,535
5.00%, 08/01/38	(Call 08/01/23)	860	1,004,016
Series D
4.00%, 08/01/42	(Call 08/01/27)	500	535,065
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	1,690	1,973,007
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	262,950
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/28	(Call 07/01/19)	125	134,201
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	250	273,085
Series A
5.00%, 07/01/41	(Call 07/01/26)	1,000	1,173,640
Series C
6.00%, 07/01/41	(PR 07/01/18)	500	521,890
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	250	266,885
Series A
5.00%, 08/01/34	(Call 08/01/19)	1,425	1,532,203
Cucamonga Valley Water District RB Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	291,498

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Desert Community College District GO
4.00%, 08/01/39	(Call 08/01/27)	$500	$532,690
5.00%, 08/01/37	(Call 02/01/26)	1,000	1,179,530
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B
5.00%, 06/01/24		500	617,780
Series A
4.00%, 06/01/45	(Call 06/01/27)	840	900,967
5.00%, 06/01/28	(PR 06/01/20)	500	556,710
5.00%, 06/01/29	(Call 06/01/25)	300	366,741
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,804,815
5.00%, 06/01/35	(Call 06/01/25)	500	595,315
5.00%, 06/01/42	(Call 06/01/27)	250	300,655
Series B
5.00%, 06/01/19		350	375,725
5.00%, 06/01/20		535	595,032
5.00%, 06/01/21		350	402,210
5.00%, 06/01/23		1,435	1,738,502
5.00%, 06/01/33	(Call 06/01/27)	1,000	1,231,640
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24	(PR 07/01/18)	190	196,694
5.00%, 07/01/33	(PR 07/01/18)	330	341,626
5.00%, 07/01/35	(PR 07/01/18)	1,580	1,635,663
Eastern Municipal Water District Financing Authority RB
Series D
5.00%, 07/01/47	(Call 07/01/27)	1,000	1,188,870
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	500	529,215
Series C
0.00%, 08/01/32		700	439,810
0.00%, 08/01/33		125	75,061
0.00%, 08/01/34		2,050	1,176,433
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	293,008

Security		Principal (000s)	Value
Escondido Union High School District GO
0.00%, 08/01/37	(AGC)	$190	$.93,537
Series C
0.00%, 08/01/46		985	332,605
0.00%, 08/01/51		1,155	317,498
Foothill-De Anza Community College District GO
4.00%, 08/01/40	(Call 08/01/26)	1,960	2,112,312
Series C
5.00%, 08/01/36	(PR 08/01/21)	370	427,705
5.00%, 08/01/40	(PR 08/01/21)	1,190	1,375,592
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	320	238,432
0.00%, 01/15/35	(AGM)	300	154,146
Series A
0.00%, 01/01/19	(ETM)	565	558,497
0.00%, 01/01/20	(ETM)	1,100	1,073,941
0.00%, 01/01/23	(ETM)	225	208,535
0.00%, 01/01/25	(ETM)	880	773,881
0.00%, 01/01/26	(ETM)	540	460,129
0.00%, 01/01/28	(ETM)	440	350,605
0.00%, 01/01/29	(ETM)	500	385,410
Series B-1
3.95%, 01/15/53	(Call 07/15/27)	1,200	1,207,728
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,950	2,081,001
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	117,945
Glendale Unified School District/CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	350	369,625
Grossmont Union High School District GO
5.00%, 08/01/33	(PR 08/01/18)	430	446,890
Hayward Area Recreation & Park District GO

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series A
4.00%, 08/01/46	(Call 08/01/27)	$1,000	$1,063,120
Imperial Irrigation District Electric System Revenue RB
Series A
5.00%, 11/01/33	(PR 11/01/18)	685	719,209
Series B-1
5.00%, 11/01/46	(Call 11/01/26)	500	594,155
Irvine Ranch Water District
5.25%, 02/01/46	(Call 08/01/26)	1,000	1,212,330
Series B VRDN
0.72%, 10/01/41	(Put 09/01/17)[a]	3,500	3,500,000
VRDN
0.66%, 04/01/33	(Put 09/01/17)[a]	1,700	1,700,000
Long Beach Community College District GO
Series B
0.00%, 08/01/49	(Call 08/01/42)	250	143,395
5.00%, 08/01/39	(Call 08/01/22)	500	571,915
Long Beach Unified School District GO
Series A
5.00%, 08/01/20		500	559,595
Series D-1
0.00%, 08/01/39	(Call 02/01/25)	200	82,496
Los Angeles Community College District/CA GO
4.00%, 08/01/37	(Call 08/01/26)	500	536,830
5.00%, 08/01/38	(Call 08/01/26)	1,325	1,572,444
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,100	1,196,899
5.00%, 08/01/23		735	896,134
5.00%, 08/01/29	(Call 08/01/24)	3,060	3,708,506
5.00%, 08/01/30	(Call 08/01/24)	3,500	4,233,495
5.00%, 08/01/31	(Call 08/01/24)	2,000	2,410,720
6.00%, 08/01/33	(PR 08/01/19)	705	774,372
Series C
5.00%, 08/01/25		260	327,467
5.00%, 06/01/26		500	634,475
5.25%, 08/01/39	(PR 08/01/20)	1,270	1,430,109
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	385	400,157
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	1,000	1,039,370

Security		Principal (000s)	Value
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(PR 08/15/18)	$120	$124,922
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/18		35	36,251
5.00%, 07/01/19		245	263,782
5.00%, 07/01/20		2,670	2,978,732
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	207,302
5.00%, 06/01/32	(Call 06/01/26)	1,000	1,210,210
5.00%, 07/01/32	(Call 07/01/23)	295	348,301
5.00%, 07/01/42	(Call 07/01/27)	175	209,550
Series B
5.00%, 07/01/18		445	460,904
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37	(Call 08/01/22)	170	176,610
5.00%, 08/01/42	(Call 08/01/22)	500	567,185
Series A
5.00%, 12/01/39	(Call 12/01/24)	500	586,740
Series D
4.00%, 12/01/40	(Call 12/01/25)	1,000	1,055,340
5.00%, 12/01/45	(Call 12/01/25)	500	583,315
Los Angeles County Sanitation Districts Financing Authority RB
Series A
4.00%, 10/01/42	(Call 10/01/26)	500	532,520
5.00%, 10/01/20		450	505,755
Los Angeles Department of Water & Power Power System Revenue RB
Series C
5.00%, 07/01/47	(Call 07/01/27)	2,000	2,379,640
Los Angeles Department of Water & Power System Revenue RB
Series A
5.00%, 07/01/18		1,215	1,258,837
5.00%, 07/01/19		860	926,581
5.00%, 07/01/20		1,000	1,116,820
5.00%, 07/01/22	(PR 07/01/21)	5	5,756
5.00%, 07/01/22	(Call 07/01/21)	495	570,789
5.00%, 07/01/27	(Call 01/01/23)	875	1,030,907

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/28	(Call 01/01/25)	$1,290	$1,555,172
5.00%, 07/01/42	(Call 01/01/27)	695	824,819
5.00%, 07/01/46	(Call 01/01/26)	2,000	2,329,780
Series A-1
5.25%, 07/01/38	(Call 07/01/18)	2,750	2,848,697
Series B
5.00%, 12/01/18	(Call 11/01/18)	1,300	1,363,908
5.00%, 07/01/29	(Call 07/01/23)	585	696,419
5.00%, 07/01/30	(Call 07/01/23)	500	593,850
5.00%, 07/01/36	(Call 01/01/27)	1,000	1,200,480
5.00%, 07/01/42	(Call 01/01/26)	2,230	2,606,758
5.00%, 07/01/43	(Call 07/01/22)	2,945	3,352,971
5.00%, 07/01/43	(Call 01/01/24)	940	1,083,970
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,550	1,823,916
5.00%, 07/01/39	(Call 07/01/24)	3,700	4,328,260
5.00%, 07/01/44	(Call 07/01/24)	500	581,810
Series E
5.00%, 07/01/44	(Call 07/01/24)	500	581,810
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	279,380
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,415,762
5.00%, 07/01/44	(Call 01/01/27)	2,000	2,368,140
5.00%, 07/01/46	(Call 01/01/26)	2,700	3,158,352
Series B
5.00%, 07/01/33	(Call 07/01/23)	500	588,515
5.00%, 07/01/43	(Call 07/01/22)	1,060	1,200,567
5.00%, 07/01/46	(Call 01/01/26)	250	292,440
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		610	631,801
5.00%, 07/01/20		1,000	1,115,920
5.00%, 07/01/21		1,000	1,152,090
5.00%, 07/01/22		2,300	2,728,835
5.00%, 07/01/23		2,850	3,461,097
5.00%, 07/01/24		1,620	2,004,734
5.00%, 07/01/25		1,000	1,255,250
5.00%, 07/01/26		500	635,275
5.00%, 07/01/27		2,500	3,194,700
5.00%, 07/01/28	(Call 07/01/21)	1,000	1,149,640
5.00%, 07/01/29	(Call 07/01/25)	1,000	1,210,050
5.00%, 07/01/30	(Call 07/01/21)	500	573,100

Security		Principal (000s)	Value
5.00%, 07/01/31	(Call 07/01/21)	$1,000	$1,143,760
5.00%, 07/01/40	(Call 07/01/25)	1,000	1,170,610
Series A-1
5.50%, 07/01/18	(FGIC)	250	259,973
Series A-2
5.00%, 07/01/21		2,245	2,586,442
Series B
5.00%, 07/01/18		500	517,870
5.00%, 07/01/30	(Call 07/01/26)	1,000	1,223,200
Series C
5.00%, 07/01/21		500	576,045
5.00%, 07/01/23		1,000	1,214,420
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,230,160
5.00%, 07/01/26	(Call 07/01/24)	455	555,746
5.00%, 07/01/27	(Call 07/01/24)	1,000	1,211,320
5.00%, 07/01/30	(Call 07/01/24)	750	903,922
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	322,056
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	354,262
Series I
5.00%, 07/01/27	(Call 07/01/19)	765	822,696
5.00%, 01/01/34	(Call 07/01/19)	105	112,720
Series KRY
5.00%, 07/01/18		250	258,935
Los Rios Community College District GO
Series A
5.00%, 08/01/35	(Call 08/01/20)	695	767,551
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/46	(PR 08/01/21) (AGM)	250	36,380
0.00%, 08/01/51	(AGM)	250	66,720
Merced Union High School District GO Series C
0.00%, 08/01/46	(PR 08/01/21)	1,000	159,850
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		150	157,020
Series A
5.00%, 07/01/20		720	803,462

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/28	(Call 07/01/25)	$500	$613,330
5.00%, 10/01/29	(Call 04/01/22)	200	233,844
5.00%, 01/01/34	(Call 01/01/19)	100	105,352
5.00%, 01/01/39	(Call 01/01/19)	265	279,074
5.00%, 07/01/40	(Call 07/01/25)	250	295,375
Series A VRDN
0.69%, 07/01/47	(Put 09/01/17)[a]	2,700	2,700,000
Series B
5.00%, 08/01/20	(Call 07/01/20)	1,000	1,114,580
5.00%, 07/01/21	(Call 07/01/18)	225	233,273
5.00%, 08/01/21	(Call 07/01/21)	600	691,044
5.00%, 08/01/22	(Call 07/01/22)	500	592,360
Series B-1 VRDN
0.72%, 07/01/37	(Put 09/01/17)[a]	2,800	2,800,000
Series B-3-REMK VRDN
0.69%, 07/01/35	(Put 09/01/17)[a]	2,300	2,300,000
Series C
5.00%, 07/01/18		1,000	1,035,830
5.00%, 07/01/19		800	861,784
5.00%, 10/01/27		900	1,158,957
5.00%, 07/01/35	(Call 07/01/19)	450	482,486
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	400	374,832
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,000	1,146,960
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	971,530
0.00%, 08/01/43	(Call 08/01/35)	2,000	1,648,020
Mountain View-Whisman School District GO
Series B
4.00%, 09/01/42	(Call 09/01/26)	250	266,540
Municipal Improvement Corp. of Los Angeles RB
Series A
5.00%, 09/01/23	(PR 09/01/18)	30	31,284
5.00%, 09/01/25	(PR 09/01/18)	500	521,405
Series B
4.00%, 11/01/34	(Call 11/01/26)	1,200	1,294,512
5.00%, 11/01/24		275	336,875
5.00%, 11/01/29	(Call 11/01/26)	500	606,910

Security		Principal (000s)	Value
5.00%, 11/01/30	(Call 11/01/26)	$500	$603,560
Newport Mesa Unified School District GO
0.00%, 08/01/34		750	437,625
0.00%, 08/01/36		1,415	759,006
0.00%, 08/01/38		500	242,480
0.00%, 08/01/44	(Call 08/01/27)	1,000	356,640
Norman Y Mineta San Jose International Airport SJC RB
Series B
5.00%, 03/01/47	(Call 03/01/27)	1,000	1,160,670
Ohlone Community College District GO
Series C
4.00%, 08/01/45	(Call 08/01/26)	1,250	1,323,037
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(PR 02/01/19)	500	529,810
Orange County Water District COP
5.00%, 08/15/39	(PR 08/15/19)	885	956,667
Series A VRDN
0.74%, 08/01/42	(Put 09/06/17)[a]	665	665,000
Palomar Community College District GO
Series C
4.00%, 08/01/40	(Call 08/01/25)	250	263,885
Series D
4.00%, 08/01/46	(Call 08/01/27)	500	530,255
Palomar Health GO Series A
0.00%, 08/01/31	(AGM)	500	311,900
Peralta Community College District GO
Series C
5.00%, 08/01/39	(PR 08/01/19)	145	156,516
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		200	78,236
Series D
0.00%, 08/01/40		500	212,745
0.00%, 08/01/46		625	209,263
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	1,100	1,282,017

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series C
4.00%, 08/01/39	(Call 08/01/26)	$1,000	$1,070,430
Poway Unified School District GO
0.00%, 08/01/31		495	319,097
0.00%, 08/01/33		250	144,588
0.00%, 08/01/35		500	264,305
0.00%, 08/01/36		1,000	507,300
0.00%, 08/01/38		755	351,400
0.00%, 08/01/46		3,450	1,138,810
Series B
0.00%, 08/01/34		500	276,165
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	500	518,850
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)	750	801,285
Riverside CA Sewer Revenue RB
Series A
5.00%, 08/01/40	(Call 08/01/25)	500	573,025
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	500	596,910
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	887,565
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,134,470
Sacramento Area Flood Control Agency
5.63%, 10/01/37	(PR 10/01/18) (BHAC)	380	399,882
Series A
5.00%, 10/01/47	(Call 10/01/26)	1,000	1,168,160
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	825,656
Sacramento County Sanitation Districts Financing Authority RB
Series A
5.00%, 12/01/44	(Call 06/01/24)	1,000	1,167,200
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/37	(Call 08/15/23)	585	685,579
5.00%, 08/15/41	(Call 08/15/23)	1,000	1,164,590

Security		Principal (000s)	Value
Series K
5.25%, 07/01/24	(AMBAC)	$250	$298,595
Series U
5.00%, 08/15/22	(PR 08/15/18) (AGM)	540	562,151
5.00%, 08/15/22	(Call 08/15/18) (AGM)	850	885,683
5.00%, 08/15/24	(PR 08/15/18) (AGM)	325	338,332
5.00%, 08/15/24	(Call 08/15/18) (AGM)	520	541,731
Series X
5.00%, 08/15/20		200	224,144
5.00%, 08/15/28	(PR 08/15/21)	60	69,393
5.00%, 08/15/28	(Call 08/15/21)	175	202,010
Sacramento Suburban Water District COP Series A VRDN
0.76%, 11/01/34	(Put 09/06/17)[a]	600	600,000
Sacramento Transportation Authority RB VRDN
0.75%, 10/01/38	(Put 09/07/17)[a]	800	800,000
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	800	841,000
San Diego Community College District GO
4.00%, 08/01/32	(Call 08/01/26)	500	562,155
5.00%, 08/01/28	(Call 08/01/26)	500	623,015
5.00%, 08/01/30	(Call 08/01/23)	250	298,618
5.00%, 08/01/30	(Call 08/01/26)	500	614,715
5.00%, 08/01/31	(Call 08/01/26)	2,000	2,451,880
5.00%, 08/01/41	(PR 08/01/21)	210	242,489
5.00%, 08/01/41	(Call 08/01/26)	500	597,140
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,579,014
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	345,190
5.00%, 07/01/40	(Call 07/01/20)	475	519,693
5.00%, 07/01/42	(Call 07/01/27)	1,000	1,183,210
5.00%, 07/01/43	(Call 07/01/23)	255	287,622

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48	(Call 04/01/24)	$400	$464,296
Series A
5.00%, 04/01/41	(Call 04/01/26)	2,000	2,375,560
5.00%, 04/01/42	(Call 04/01/22)	1,500	1,712,040
5.00%, 04/01/48	(Call 04/01/22)	500	570,680
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(PR 05/01/18) (AGM)	3,830	3,939,308
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	800	822,832
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	605	715,497
5.00%, 05/01/34	(Call 11/01/22)	500	587,225
Series A
5.00%, 05/01/33	(Call 05/01/26)	500	605,515
Series B
5.00%, 05/01/38	(Call 05/01/26)	750	897,202
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 10/15/44	(Call 10/15/25)	1,000	1,165,120
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		525	621,663
5.00%, 05/15/23		985	1,194,559
Series A
4.00%, 05/15/21		200	222,586
5.00%, 05/15/21		500	575,045
5.00%, 05/15/29	(Call 05/15/26)	500	617,845
5.25%, 05/15/24	(PR 05/15/20)	830	926,985
5.25%, 05/15/25	(PR 05/15/20)	300	335,055
5.25%, 05/15/34	(PR 05/15/19)	1,000	1,075,140
5.25%, 05/15/39	(PR 05/15/19)	500	537,570
Series B
5.00%, 05/15/18		1,100	1,133,781
5.00%, 05/15/19		965	1,034,962
5.00%, 05/15/21	(PR 05/15/19)	140	149,929
5.00%, 05/15/22	(PR 05/15/19)	510	546,169
5.50%, 05/15/23	(PR 05/15/19)	2,045	2,207,312

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/24		$1,000	$1,239,620
5.00%, 08/01/27	(Call 08/01/26)	1,500	1,880,205
5.50%, 08/01/39	(PR 08/01/19)	1,000	1,088,710
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	400	425,956
San Diego Unified School District/CA GO
0.00%, 07/01/30		790	537,405
0.00%, 07/01/35		300	161,865
0.00%, 07/01/36		1,240	642,717
0.00%, 07/01/38		650	307,203
0.00%, 07/01/39		1,100	495,099
0.00%, 07/01/42		215	84,628
0.00%, 07/01/45		2,000	693,840
Series A
0.00%, 07/01/19	(NPFGC)	400	392,608
Series C
0.00%, 07/01/46		500	166,700
0.00%, 07/01/47	(Call 07/01/40)	600	476,388
0.00%, 07/01/48	(Call 07/01/40)	1,000	793,980
5.00%, 07/01/35	(Call 07/01/23)	1,150	1,347,328
Series E
0.00%, 07/01/32		690	425,854
0.00%, 07/01/42		1,340	873,198
0.00%, 07/01/47	(Call 07/01/42)	1,815	1,203,036
0.00%, 07/01/49		3,300	1,024,815
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	370,520
Series R-1
0.00%, 07/01/31		1,675	1,088,515
Series R-3
5.00%, 07/01/20		1,000	1,116,520
5.00%, 07/01/21		800	922,656
Series R-4
5.00%, 07/01/28	(Call 07/01/25)	180	218,534
Series SENIOR-1
4.00%, 07/01/31	(Call 07/01/26)	500	556,795
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	264,070

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	$200	$211,394
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37	(Call 08/01/27)	1,500	1,639,935
Series A
4.00%, 08/01/42	(Call 08/01/27)	1,000	1,077,200
5.00%, 08/01/47	(Call 08/01/27)	500	599,935
Series D
4.00%, 08/01/33	(Call 08/01/25)	250	274,518
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/36	(Call 07/01/22)	500	578,765
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19		1,000	1,068,240
5.00%, 05/01/46	(Call 05/01/26)	1,165	1,362,933
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	995	1,066,998
Second Series
5.00%, 05/01/26	(Call 05/01/22)	895	1,048,161
5.25%, 05/01/18	(NPFGC)	245	252,242
Second Series C
5.00%, 05/01/18		160	164,466
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,205	1,307,184
5.00%, 05/01/22		100	118,361
5.00%, 05/01/26		500	630,615
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	542,400
5.00%, 05/01/43	(Call 05/01/23)	250	278,488
5.00%, 05/01/44	(Call 05/01/24)	995	1,131,783
Series C
5.00%, 05/01/23	(PR 05/01/20)	320	354,848
5.00%, 05/01/23	(Call 05/01/20)	430	476,066
Series D
5.00%, 05/01/24	(PR 05/03/21)	30	34,397
5.00%, 05/01/24	(Call 05/01/21)	640	732,602
5.00%, 05/01/25		250	313,633
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	872,184

Security		Principal (000s)	Value
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	$950	$1,006,886
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46	(Call 03/01/27)	740	785,673
San Joaquin County Transportation Authority RB
4.00%, 03/01/41	(Call 03/01/27)	500	532,125
Series A
5.50%, 03/01/41	(PR 03/01/21)	500	578,515
6.00%, 03/01/36	(PR 03/01/21)	240	281,810
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20	(ETM)	170	165,896
0.00%, 01/01/22	(ETM)	220	207,988
0.00%, 01/01/23	(ETM)	450	416,628
0.00%, 01/01/26	(ETM)	280	238,193
0.00%, 01/01/28	(ETM)	750	590,940
5.00%, 01/15/34	(Call 01/15/25)	750	831,765
5.00%, 01/15/50	(Call 01/15/25)	3,750	4,124,325
Series A
0.00%, 01/15/26	(NPFGC)	400	295,612
5.00%, 01/15/44	(Call 01/15/25)	2,000	2,217,500
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	287,315
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(PR 08/01/18)	125	129,898
San Marcos Unified School District GO
0.00%, 08/01/28		655	486,606
Series B
0.00%, 08/01/38		565	262,968
0.00%, 08/01/47		500	163,570
0.00%, 08/01/51		1,500	412,335
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	500	588,935
Series A
0.00%, 09/01/21		430	409,089

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	$250	$218,208
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/36	(PR 07/15/18)	750	777,638
San Mateo Union High School District GO
0.00%, 09/01/33		500	411,380
0.00%, 09/01/41	(Call 09/01/36)	1,500	1,292,265
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	487,995
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/40		555	233,794
Santa Clara Valley Transportation Authority RB
Series A VRDN
0.74%, 06/01/26	(Put 09/07/17)[a]	800	800,000
Series B
5.00%, 04/01/18		1,375	1,409,677
5.00%, 04/01/19		175	186,627
5.00%, 04/01/20		320	353,946
Santa Clara Valley Water District RB
Series A
5.00%, 06/01/46	(Call 12/01/25)	250	293,068
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,000	1,050,530
South San Francisco Unified School District GO
Series C
4.00%, 09/01/37	(Call 09/01/25)	1,000	1,074,340
Southern California Public Power Authority RB
Series 1
2.00%, 07/01/36		1,000	1,019,840
Southern California Public Power Authority RB
5.00%, 07/01/25	(Call 07/01/20)	585	651,854
5.00%, 07/01/26	(Call 01/01/25)	650	802,854

Security		Principal (000s)	Value
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	$700	$775,523
Series A
4.00%, 07/01/21		725	808,911
5.00%, 07/01/18		1,195	1,238,020
5.25%, 07/01/27	(PR 01/01/20)	650	715,930
Series B
6.00%, 07/01/27	(PR 07/01/18)	195	203,588
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,000	1,066,350
Southwestern Community College District GO
Series C
0.00%, 08/01/41		650	276,536
0.00%, 08/01/46		1,000	330,940
Series D
5.00%, 08/01/44	(Call 08/01/25)	500	583,015
State of California Department of Water Resources Power Supply Revenue RB
Series F-5
5.00%, 05/01/22	(PR 05/01/18)	405	416,587
Series H
5.00%, 05/01/21	(PR 05/01/18) (AGM)	500	514,305
5.00%, 05/01/22	(PR 05/01/18) (AGM)	1,150	1,182,901
Series K
5.00%, 05/01/18		2,240	2,304,176
Series L
5.00%, 05/01/18		1,300	1,337,245
5.00%, 05/01/19		2,765	2,958,937
5.00%, 05/01/20		1,125	1,248,356
5.00%, 05/01/21	(PR 05/01/20)	925	1,025,732
5.00%, 05/01/22	(PR 05/01/20)	870	964,743
5.00%, 05/01/22	(Call 05/01/20)	530	587,373
Series N
5.00%, 05/01/18		985	1,013,220
5.00%, 05/01/20		2,110	2,341,361
5.00%, 05/01/21		815	934,723
Series O
5.00%, 05/01/21		3,600	4,128,840
5.00%, 05/01/22		4,725	5,586,226

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	$490	$505,636
5.00%, 12/01/25	(Call 06/01/18)	10	10,328
5.00%, 12/01/26	(PR 06/01/18)	480	495,317
5.00%, 12/01/26	(Call 06/01/18)	20	20,655
5.00%, 12/01/27	(PR 06/01/18)	2,830	2,920,305
Series AG
5.00%, 12/01/26	(PR 12/01/19)	230	251,360
5.00%, 12/01/26	(Call 12/01/19)	20	21,867
5.00%, 12/01/29	(PR 12/01/19)	255	278,682
5.00%, 12/01/29	(Call 12/01/19)	65	71,007
Series AS
5.00%, 12/01/20	(ETM)	5	5,659
5.00%, 12/01/20		340	384,836
5.00%, 12/01/22	(ETM)	10	11,966
5.00%, 12/01/22		640	767,635
5.00%, 12/01/25	(Call 12/01/24)	400	494,944
5.00%, 12/01/26	(Call 12/01/24)	1,055	1,299,654
5.00%, 12/01/27	(Call 12/01/24)	500	611,605
5.00%, 12/01/29	(Call 12/01/24)	320	387,021
Series AW
5.00%, 12/01/28	(Call 12/01/26)	1,000	1,252,720
5.00%, 12/01/33	(Call 12/01/26)	500	607,710
State of California GO
2.00%, 11/01/18		1,750	1,776,110
3.00%, 12/01/32	(Call 06/01/19)	200	207,238
4.00%, 09/01/17		2,000	2,000,000
4.00%, 12/01/18	(PR 12/01/17)	250	252,048
4.00%, 05/01/23		1,000	1,142,350
4.00%, 12/01/27	(Call 10/02/17)	600	601,614
4.00%, 09/01/28	(Call 09/01/26)	250	285,098
4.00%, 12/01/30	(Call 06/01/21)	200	220,536
4.00%, 09/01/33	(Call 09/01/26)	1,000	1,089,070
4.00%, 09/01/34	(Call 09/01/26)	2,300	2,491,567
4.00%, 09/01/36	(Call 09/01/26)	2,000	2,153,460
4.00%, 11/01/44	(Call 11/01/24)	500	526,075
4.00%, 03/01/45	(Call 03/01/25)	500	526,145
4.00%, 08/01/45	(Call 08/01/25)	250	263,705
4.00%, 11/01/47		500	533,485
4.50%, 03/01/21	(Call 03/01/20)	660	716,272
4.50%, 08/01/26	(Call 10/02/17)	10	10,029
4.50%, 08/01/30	(Call 10/02/17)	25	25,067

Security		Principal (000s)	Value
5.00%, 09/01/17		$450	$450,000
5.00%, 10/01/17		1,510	1,515,466
5.00%, 02/01/18		2,750	2,799,610
5.00%, 04/01/18		500	512,595
5.00%, 08/01/18		1,500	1,558,980
5.00%, 08/01/18	(Call 10/02/17)	5	5,018
5.00%, 09/01/18		1,000	1,042,810
5.00%, 10/01/18		350	366,191
5.00%, 11/01/18		500	524,850
5.00%, 08/01/19	(Call 10/02/17)	5	5,018
5.00%, 08/01/19		3,000	3,235,260
5.00%, 10/01/19		800	867,976
5.00%, 12/01/19		750	818,595
5.00%, 04/01/20		215	237,225
5.00%, 08/01/20		500	557,575
5.00%, 09/01/20		170	190,101
5.00%, 10/01/20		2,000	2,242,600
5.00%, 12/01/20		550	620,076
5.00%, 02/01/21		100	113,299
5.00%, 09/01/21		2,945	3,394,878
5.00%, 11/01/21	(Call 11/01/17)	900	906,453
5.00%, 11/01/21		3,175	3,675,120
5.00%, 02/01/22		1,000	1,163,860
5.00%, 08/01/22	(Call 10/02/17)	5	5,018
5.00%, 09/01/22		1,720	2,031,062
5.00%, 08/01/23		500	601,550
5.00%, 09/01/23		3,465	4,176,018
5.00%, 10/01/23		1,000	1,207,280
5.00%, 11/01/23	(Call 11/01/20)	500	563,765
5.00%, 12/01/23		500	605,680
5.00%, 02/01/24	(Call 02/01/22)	220	256,267
5.00%, 08/01/24		500	611,555
5.00%, 08/01/24	(Call 10/02/17)	5	5,018
5.00%, 10/01/24	(Call 04/01/18)	1,000	1,025,070
5.00%, 11/01/24	(Call 11/01/20)	250	281,800
5.00%, 12/01/24	(PR 12/01/17)	500	505,430
5.00%, 12/01/24	(Call 12/01/23)	400	488,356
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,191,130
5.00%, 03/01/25	(Call 03/01/20)	750	826,012
5.00%, 08/01/25		1,000	1,239,150
5.00%, 09/01/25	(Call 09/01/23)	3,450	4,176,363
5.00%, 10/01/25	(Call 04/01/18)	1,650	1,690,870
5.00%, 10/01/25	(Call 10/01/24)	400	485,504

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 11/01/25	(Call 11/01/23)	$300	$364,806
5.00%, 03/01/26	(Call 03/01/25)	1,250	1,538,862
5.00%, 08/01/26	(Call 08/01/25)	1,450	1,797,869
5.00%, 10/01/26	(Call 10/01/24)	500	612,095
5.00%, 02/01/27	(Call 02/01/23)	1,835	2,183,760
5.00%, 03/01/27	(Call 03/01/20)	300	330,327
5.00%, 08/01/27	(Call 08/01/26)	500	623,405
5.00%, 09/01/27	(Call 09/01/21)	500	576,740
5.00%, 09/01/27	(Call 09/01/26)	1,000	1,248,140
5.00%, 11/01/27	(Call 11/01/23)	700	846,902
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,218,690
5.00%, 08/01/28	(Call 08/01/27)	1,500	1,875,240
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,174,820
5.00%, 08/01/29	(Call 08/01/27)	2,000	2,478,200
5.00%, 09/01/29	(Call 09/01/26)	3,500	4,290,860
5.00%, 10/01/29	(Call 10/01/19)	1,345	1,457,899
5.00%, 10/01/29	(Call 04/01/18)	750	768,405
5.00%, 08/01/30	(Call 08/01/27)	2,000	2,458,580
5.00%, 09/01/30	(Call 09/01/18)	500	520,685
5.00%, 09/01/30	(Call 09/01/21)	2,800	3,223,808
5.00%, 09/01/30	(Call 09/01/26)	1,000	1,216,250
5.00%, 02/01/31	(Call 02/01/22)	500	579,150
5.00%, 08/01/31	(PR 08/01/18)	250	259,820
5.00%, 09/01/31	(Call 09/01/21)	1,000	1,150,090
5.00%, 09/01/31	(Call 09/01/26)	2,000	2,419,260
5.00%, 10/01/31	(Call 10/01/24)	2,825	3,400,707
5.00%, 02/01/32	(Call 02/01/22)	500	578,920
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,187,720
5.00%, 09/01/32	(Call 09/01/26)	3,000	3,614,520
5.00%, 11/01/32	(PR 11/01/17)	1,335	1,344,639
5.00%, 11/01/32	(Call 11/01/17)	665	669,575
5.00%, 09/01/33	(Call 09/01/23)	435	511,938
5.00%, 09/01/33	(Call 09/01/26)	1,500	1,799,220
5.00%, 09/01/34	(Call 09/01/26)	500	597,070
5.00%, 08/01/35	(Call 08/01/25)	1,000	1,180,890
5.00%, 08/01/35	(Call 08/01/26)	1,000	1,189,890
5.00%, 09/01/35	(Call 09/01/26)	1,000	1,191,490
5.00%, 10/01/37	(Call 10/01/24)	3,000	3,537,330
5.00%, 11/01/37	(PR 11/01/17)	2,880	2,900,794
5.00%, 11/01/37	(Call 11/01/17)	205	206,328
5.00%, 12/01/37	(PR 12/01/17)	1,020	1,031,077
5.00%, 12/01/37	(Call 12/01/17)	20	20,195
5.00%, 02/01/38	(Call 02/01/23)	2,295	2,654,397

Security		Principal (000s)	Value
5.00%, 04/01/38	(Call 04/01/18)	$5,055	$5,174,753
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,174,820
5.00%, 09/01/41	(Call 09/01/21)	380	432,398
5.00%, 10/01/41	(Call 10/01/21)	4,290	4,893,474
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,140,630
5.00%, 09/01/42	(Call 09/01/22)	750	864,652
5.00%, 04/01/43	(Call 04/01/23)	910	1,049,885
5.00%, 11/01/43	(Call 11/01/23)	3,000	3,506,340
5.00%, 08/01/45	(Call 08/01/25)	3,000	3,488,790
5.00%, 09/01/46	(Call 09/01/26)	1,000	1,173,090
5.00%, 11/01/47		500	592,110
5.13%, 03/01/25	(Call 03/01/18)	500	510,950
5.25%, 09/01/22		1,815	2,165,168
5.25%, 10/01/22		600	717,270
5.25%, 09/01/25	(Call 09/01/21)	750	872,437
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,498,984
5.25%, 08/01/32	(AGM)	1,825	2,385,384
5.25%, 03/01/38	(PR 03/01/18)	1,770	1,810,391
5.25%, 03/01/38	(Call 03/01/18)	885	903,523
5.50%, 04/01/19		1,525	1,636,920
5.50%, 11/01/39	(Call 11/01/19)	4,485	4,897,306
5.50%, 03/01/40	(Call 03/01/20)	3,900	4,314,219
5.63%, 04/01/25	(Call 04/01/19)	350	376,558
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,077,350
5.75%, 04/01/31	(Call 04/01/19)	2,500	2,692,150
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,348,212
6.00%, 04/01/38	(Call 04/01/19)	5,065	5,459,918
6.00%, 11/01/39	(Call 11/01/19)	1,315	1,452,602
6.50%, 04/01/33	(Call 04/01/19)	3,055	3,333,372
Series A
4.40%, 07/01/18	(ETM)	200	206,076
4.60%, 07/01/19	(ETM)	1,145	1,224,452
5.00%, 07/01/18	(ETM)	5,495	5,691,886
5.00%, 07/01/19	(ETM)	815	877,478
5.00%, 07/01/20	(PR 07/01/19)	8,015	8,624,861
5.25%, 07/01/21	(PR 07/01/19)	3,610	3,901,038
Series B
5.00%, 09/01/21		1,000	1,152,760
5.00%, 09/01/22		1,265	1,493,775
5.00%, 09/01/24		2,000	2,449,560
5.00%, 09/01/25		1,000	1,240,500

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Sunnyvale Elementary School District GO
4.00%, 09/01/42	(Call 09/01/25)	$500	$534,960
Ukiah Unified School District/CA GO
0.00%, 08/01/28		1,000	733,380
University of California RB
Series AF
5.00%, 05/15/18		250	257,660
5.00%, 05/15/20		685	761,652
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,160,970
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,176,910
5.00%, 05/15/38	(Call 05/15/23)	3,300	3,838,956
Series AK
5.00%, 05/15/48		2,050	2,473,202
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	817,278
Series AO
5.00%, 05/15/19		660	707,619
5.00%, 05/15/23		250	303,343
5.00%, 05/15/27	(Call 05/15/25)	3,000	3,704,010
5.00%, 05/15/40	(Call 05/15/25)	1,000	1,168,850
Series AR
5.00%, 05/15/41	(Call 05/15/26)	855	1,008,079
5.00%, 05/15/46	(Call 05/15/26)	2,150	2,522,165
Series AT
1.40%, 05/15/46	(Call 11/15/20)	1,000	1,002,950
Series AV
4.00%, 05/15/45	(Call 05/15/27)	500	531,410
5.00%, 05/15/47	(Call 05/15/27)	2,000	2,375,340
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,172,310
5.00%, 05/15/26	(Call 05/15/22)	500	585,655
5.00%, 05/15/32	(Call 05/15/22)	725	838,180
5.00%, 05/15/37	(Call 05/15/22)	1,320	1,507,361
5.00%, 05/15/42	(Call 05/15/22)	1,300	1,478,230
Series I
5.00%, 05/15/18		1,500	1,545,630
5.00%, 05/15/28	(Call 05/15/25)	350	428,663
5.00%, 05/15/31	(Call 05/15/25)	2,765	3,321,760
5.00%, 05/15/32	(Call 05/15/25)	540	646,191
Series K
4.00%, 05/15/46	(Call 05/15/26)	1,500	1,584,645
5.00%, 05/15/35	(Call 05/15/26)	500	593,790

Security		Principal (000s)	Value
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(PR 08/01/18)	$1,250	$1,304,075
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	500	575,655
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(PR 08/01/18) (BHAC)	195	203,693
West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	250	267,495
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	151,592
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	252,639
Series B
0.00%, 08/01/34	(AGM)	1,250	695,013
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	215,820
4.00%, 08/01/38	(Call 08/01/23)	500	523,435
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	245	254,482
5.00%, 08/01/32	(PR 08/01/18) (AGM)	500	519,350
Yuba Community College District GO
5.00%, 08/01/22	(Call 10/02/17)	20	20,069

			794,035,517

TOTAL MUNICIPAL BONDS & NOTES (Cost: $768,851,564)			794,035,517

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $768,851,564)[b]	$794,035,517
Other Assets, Less Liabilities — 0.43%	3,458,975

NET ASSETS — 100.00%	$797,494,492

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

PR — Prerefunded

RB — Revenue Bond

VRDN — Variable Rate Demand Note

Insured by:

AGC — Assured Guaranty Corp.

AGC-ICC — Assured Guaranty Corp. – Insured Custody Certificates

AGM — Assured Guaranty Municipal Corp.

AGM-CR — AGM Insured Custodial Receipts

AMBAC — Ambac Assurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

RADIAN-IBCC — Radian Asset Assurance – Insured Bond Custodial Certificate

SGI — Syncora Guarantee Inc.

[a]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.
[b]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $768,854,442. Net unrealized appreciation was $25,181,075, of which $26,675,822 represented gross unrealized appreciation on investments and $1,494,747 represented gross unrealized depreciation on investments.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$794,035,517	$—	$794,035,517

Total	$—	$794,035,517	$—	$794,035,517

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.48%

ALABAMA — 0.47%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$2,000	$2,230,380
5.00%, 09/01/24	(PR 09/01/22)	2,500	2,959,225
5.00%, 09/01/30	(Call 09/01/24)	2,000	2,403,120
Series 2007-2, Class A4
5.00%, 09/01/28	(Call 09/01/24)	3,500	4,217,325
Series A
4.00%, 06/01/37	(Call 09/01/27)	3,190	3,446,637
5.00%, 09/01/36	(Call 09/01/26)	5,000	5,948,600
5.00%, 06/01/37	(Call 09/01/27)	1,000	1,205,250
Series B
5.00%, 09/01/24		1,600	1,963,616
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/18		500	514,110
5.00%, 05/01/19		1,120	1,196,552
Series B
5.00%, 01/01/22		6,875	8,000,162
5.00%, 01/01/24		1,000	1,213,380
5.00%, 01/01/26	(Call 07/01/24)	2,000	2,437,020
Auburn University RB
Series A
4.00%, 06/01/41	(Call 06/01/26)	2,000	2,124,340
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/41	(PR 01/01/21)	1,185	1,339,998

			41,199,715
ALASKA — 0.02%
City of Anchorage AK Electric Revenue RB
Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	2,081,680

			2,081,680

ARIZONA — 1.31%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/30	(Call 07/01/24)	2,000	2,394,820

Security		Principal (000s)	Value
Series A
5.00%, 07/01/21		$1,500	$1,722,015
5.00%, 07/01/24	(Call 07/01/21)	935	1,073,015
5.00%, 07/01/29	(PR 07/01/22)	285	336,958
5.00%, 07/01/29	(Call 07/01/22)	715	834,519
5.00%, 07/01/30	(PR 07/01/22)	895	1,058,168
5.00%, 07/01/30	(Call 07/01/22)	1,105	1,275,170
Arizona School Facilities Board COP
5.13%, 09/01/21	(PR 09/01/18)	1,000	1,042,680
5.25%, 09/01/23	(PR 09/01/18)	1,465	1,529,343
5.75%, 09/01/19	(PR 09/01/18)	1,250	1,311,113
Series A
5.00%, 09/01/21		2,285	2,623,751
5.00%, 09/01/23		750	898,808
Arizona State University RB
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,141,990
Series B
5.00%, 07/01/47	(Call 07/01/26)	1,500	1,747,680
Arizona Transportation Board RB
5.00%, 07/01/23		1,500	1,810,350
5.00%, 07/01/24	(PR 07/01/19)	685	736,334
5.25%, 07/01/20	(PR 07/01/19)	480	518,150
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/22		1,425	1,694,339
5.00%, 10/01/30	(PR 10/01/20)	2,600	2,914,548
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/32	(Call 07/01/26)	1,500	1,648,575
City of Phoenix AZ GO
4.00%, 07/01/24		1,040	1,207,898
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,300,460
5.00%, 07/01/25		3,800	4,714,508
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19		1,000	1,074,940
5.00%, 07/01/20		3,000	3,335,250
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,277,320
Series A
5.00%, 07/01/39	(PR 07/01/19)	800	859,952

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/40	(Call 07/01/20)	$1,700	$1,865,410
5.00%, 07/01/41	(Call 07/01/25)	2,000	2,322,760
Series B
5.00%, 07/01/20		2,000	2,226,480
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,215,640
5.00%, 07/01/27	(Call 07/01/24)	3,000	3,623,190
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/23		2,500	3,006,350
Maricopa County Community College District GO
5.00%, 07/01/20		2,035	2,265,443
5.00%, 07/01/21		1,000	1,148,830
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(PR 07/01/21)	1,000	1,157,380
Salt River Project Agricultural Improvement & Power District RB
5.00%, 12/01/34	(Call 06/01/25)	2,500	2,964,875
Series A
4.00%, 01/01/38	(Call 01/01/27)	2,000	2,178,700
5.00%, 01/01/21	(PR 01/01/18)	2,000	2,028,900
5.00%, 12/01/26	(Call 12/01/21)	2,030	2,358,413
5.00%, 01/01/27		1,000	1,263,960
5.00%, 01/01/27	(PR 01/01/18)	1,800	1,826,010
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,408,826
5.00%, 12/01/29	(Call 06/01/22)	400	467,968
5.00%, 12/01/30	(Call 06/01/22)	2,500	2,922,500
5.00%, 12/01/31	(Call 06/01/22)	2,100	2,453,577
5.00%, 01/01/32	(Call 01/01/19)	3,045	3,210,465
5.00%, 01/01/38	(PR 01/01/18)	9,465	9,601,769
5.00%, 01/01/38	(Call 01/01/27)	8,350	10,000,962
5.00%, 12/01/45	(Call 06/01/25)	5,000	5,829,550
Series B
4.00%, 01/01/18		1,225	1,238,549
5.00%, 12/01/19		500	546,235
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	208,886
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,079,290
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	386,219

			115,889,791

Security		Principal (000s)	Value
ARKANSAS — 0.09%
State of Arkansas GO
4.00%, 06/15/20		$2,000	$2,168,880
5.00%, 06/15/21		4,885	5,604,609

			7,773,489
CALIFORNIA — 22.87%
Acalanes Union High School District GO Series A
0.00%, 08/01/39	(Call 08/01/29)	3,000	2,800,170
Alameda Corridor Transportation Authority RB
Series B
5.00%, 10/01/34	(Call 10/01/26)	2,000	2,317,660
5.00%, 10/01/36	(Call 10/01/26)	1,000	1,170,100
5.00%, 10/01/37	(Call 10/01/26)	4,950	5,689,480
Alameda County Transportation Commission
4.00%, 03/01/22		500	564,755
Allan Hancock Joint Community College District/CA GO Series C
0.00%, 08/01/47	(Call 08/01/40)	1,000	585,190
Alvord Unified School District GO Series B
0.00%, 08/01/36	(AGM)	2,000	969,820
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34	(Call 10/01/21)	2,000	2,286,680
5.00%, 10/01/35	(Call 10/01/21)	1,385	1,579,385
5.00%, 10/01/41	(Call 10/01/21)	1,600	1,818,432
Anaheim Public Financing Authority RB
0.00%, 09/01/32	(AGM)	3,040	1,746,328
Anaheim Redevelopment Agency TA Series A
5.00%, 02/01/31	(Call 02/01/18) (AGM)	1,000	1,016,510
Bay Area Toll Authority RB
1.38%, 04/01/53	(Call 10/01/19)	2,200	2,208,580
2.13%, 04/01/53	(Call 10/01/24)	2,000	2,019,780
2.85%, 04/01/47	(Call 10/01/24)	1,000	1,060,800

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
2.95%, 04/01/47	(Call 10/01/25)	$1,000	$1,064,040
4.00%, 04/01/33	(Call 04/01/27)	1,800	1,964,214
4.00%, 04/01/37	(Call 04/01/27)	3,000	3,219,750
4.00%, 04/01/38	(Call 04/01/27)	4,950	5,304,073
4.00%, 04/01/42	(Call 04/01/27)	2,500	2,646,950
5.00%, 04/01/28		1,600	2,035,200
Series B
1.50%, 04/01/47	(Call 10/01/17)	5,500	5,503,355
Series C
1.88%, 04/01/47	(Call 10/01/18)	9,115	9,207,882
Series D
1.88%, 04/01/34	(Call 10/01/19)	2,200	2,229,546
Series F-1
5.00%, 04/01/23	(Call 04/01/22)	1,860	2,182,226
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,171,780
5.00%, 04/01/28	(PR 04/01/19)	25	26,657
5.00%, 04/01/28	(Call 04/01/22)	1,595	1,867,426
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,323,880
5.00%, 04/01/31	(Call 04/01/22)	200	231,422
5.00%, 04/01/34	(PR 04/01/18)	500	512,535
5.00%, 04/01/39	(PR 04/01/18)	2,675	2,742,062
5.00%, 04/01/54	(Call 04/01/24)	3,000	3,440,340
5.13%, 04/01/39	(PR 04/01/19)	825	881,298
5.25%, 04/01/24	(PR 04/01/19)	2,500	2,675,500
5.50%, 04/01/43	(PR 04/01/18)	1,400	1,439,172
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,393,537
Series F-2
4.00%, 04/01/21		1,000	1,106,450
Series S-2
5.00%, 10/01/42	(PR 10/01/20)	2,510	2,825,507
Series S-4
5.00%, 04/01/29	(PR 04/01/23)	1,090	1,313,853
5.00%, 04/01/32	(PR 04/01/23)	2,000	2,410,740
5.00%, 04/01/43	(PR 04/01/23)	1,750	2,109,397
5.25%, 04/01/48	(PR 04/01/23)	2,250	2,742,390
5.25%, 04/01/53	(PR 04/01/23)	370	450,971
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	4,000	4,604,040
Bay Area Water Supply & Conservation Agency RB Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,737,450

Security		Principal (000s)	Value
Beverly Hills Unified School District CA GO
0.00%, 08/01/33		$1,000	$609,020
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	2,000	2,287,190
5.00%, 10/01/49	(Call 04/01/26)	500	587,260
Series T-1
5.00%, 03/15/39		1,015	1,346,885
Series U-2
5.00%, 10/01/32		5,000	6,518,450
Series U-3
5.00%, 06/01/43		3,000	4,051,200
Series U-6
5.00%, 05/01/45		4,400	5,995,396
Series U-7
5.00%, 06/01/46		5,000	6,845,750
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,458,581
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	2,000	2,596,580
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	649,145
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	5,710	7,326,672
Series A
4.00%, 10/01/45	(Call 10/01/26)	1,500	1,608,585
5.00%, 10/01/41	(Call 10/01/26)	1,010	1,204,970
California Municipal Finance Authority RB
5.00%, 06/01/42	(Call 06/01/27)	2,110	2,505,583
California State Public Works Board RB
Series A
5.00%, 12/01/19	(AMBAC)	15	15,759
5.00%, 04/01/20		690	760,021
5.00%, 04/01/21		1,500	1,703,280
5.00%, 04/01/22		1,810	2,110,351
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,593,492
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,285,780
5.00%, 09/01/32	(Call 09/01/24)	1,535	1,793,985

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 03/01/38	(Call 03/01/23)	$3,155	$3,556,221
5.00%, 09/01/39	(Call 09/01/24)	1,000	1,148,560
6.25%, 04/01/34	(PR 04/01/19)	1,725	1,873,764
Series A-1
6.00%, 03/01/35	(PR 03/01/20)	1,000	1,126,060
Series B
5.00%, 10/01/22		1,800	2,123,892
5.00%, 10/01/25		3,910	4,838,156
5.00%, 10/01/39	(Call 10/01/24)	2,750	3,162,885
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	218,978
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,747,830
5.00%, 12/01/31	(Call 12/01/21)	750	851,048
Series F
5.00%, 05/01/19		2,850	3,045,310
5.00%, 05/01/20		1,000	1,104,250
5.00%, 05/01/23		3,420	4,084,369
5.00%, 05/01/26	(Call 05/01/25)	1,990	2,418,188
5.00%, 05/01/27	(Call 05/01/25)	4,280	5,152,478
Series G
5.00%, 01/01/19		2,780	2,934,902
5.00%, 01/01/21		4,505	5,076,865
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,616,833
Series G-1
5.75%, 10/01/30	(PR 10/01/19)	3,025	3,333,399
Series H
5.00%, 12/01/19		5,000	5,453,950
5.00%, 09/01/38	(PR 09/01/23)	1,000	1,219,560
Series I
5.00%, 11/01/38	(Call 11/01/23)	6,830	7,795,762
Series I-1
6.38%, 11/01/34	(PR 11/01/19)	600	671,562
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,874,863
4.00%, 11/01/34	(Call 05/01/26)	1,000	1,093,360
4.00%, 11/01/34	(Call 11/01/25)	2,000	2,160,400
4.00%, 11/01/35	(Call 05/01/26)	5,000	5,442,650
4.00%, 11/01/45	(Call 05/01/26)	5,000	5,304,400
5.00%, 11/01/23		1,000	1,223,300
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,448,813
5.00%, 11/01/24	(Call 11/01/23)	1,000	1,219,310

Security		Principal (000s)	Value
5.00%, 11/01/25	(Call 11/01/23)	$1,400	$1,682,198
5.00%, 11/01/27	(Call 11/01/22)	1,170	1,389,796
5.00%, 11/01/29	(Call 05/01/26)	700	859,537
5.00%, 11/01/30	(Call 11/01/25)	2,000	2,432,280
5.00%, 11/01/31	(Call 05/01/26)	500	606,825
5.00%, 11/01/31	(Call 05/01/27)	1,500	1,837,530
5.00%, 11/01/32	(Call 05/01/26)	1,000	1,204,920
5.00%, 11/01/33	(Call 11/01/25)	1,500	1,799,925
5.00%, 11/01/34	(Call 11/01/24)	2,950	3,527,197
5.00%, 11/01/37	(Call 11/01/22)	5,320	6,178,010
5.00%, 11/01/38	(Call 05/01/27)	2,500	2,993,325
5.00%, 11/01/39	(PR 05/01/18) (AGM)	985	1,013,319
5.00%, 11/01/39	(Call 05/01/18) (AGM)	15	15,410
5.00%, 11/01/39	(Call 11/01/24)	500	592,340
5.00%, 11/01/41	(Call 05/01/26)	1,005	1,179,971
5.00%, 11/01/44	(Call 11/01/24)	700	824,705
5.00%, 11/01/45	(Call 05/01/26)	2,800	3,271,016
5.00%, 11/01/47	(Call 11/01/25)	1,000	1,169,920
5.25%, 11/01/34	(PR 05/01/19)	500	536,760
5.25%, 11/01/38	(PR 05/01/19)	1,575	1,690,794
California Statewide Communities Development Authority RB Series A
5.00%, 05/15/42	(Call 05/15/27)	500	582,270
Centinela Valley Union High School District GO Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	940,720
Cerritos Community College District GO Series A
4.00%, 08/01/44	(Call 08/01/24)	1,750	1,832,897
Chabot-Las Positas Community College District GO
4.00%, 08/01/33	(Call 08/01/26)	2,000	2,181,580
4.00%, 08/01/34	(Call 08/01/26)	2,845	3,084,634
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,421,556
Chaffey Joint Union High School District GO Series B
4.00%, 08/01/44	(Call 02/01/25)	2,000	2,100,800

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
City & County of San Francisco CA COP Series A
5.00%, 04/01/29	(Call 04/01/19)	$500	$532,380
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		2,500	2,585,475
5.00%, 06/15/21		25	28,793
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,169,940
City of Bakersfield CA Wastewater Revenue RB Series A
5.00%, 09/15/32	(PR 09/15/17) (AGM)	2,000	2,003,320
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		1,200	1,300,872
5.00%, 09/01/20		1,250	1,403,850
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		4,425	4,749,972
5.00%, 06/01/26	(Call 06/01/23)	1,000	1,191,910
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,166,290
5.00%, 06/01/39	(PR 06/01/19)	500	536,140
5.25%, 06/01/47	(Call 06/01/27)	1,500	1,837,440
Series B
5.00%, 06/01/22		2,625	3,109,312
5.00%, 06/01/23		200	242,424
5.00%, 06/01/31	(Call 06/01/22)	1,000	1,159,790
5.00%, 06/01/32	(Call 06/01/22)	400	462,128
City of Los Angeles Department of Airports RB
Series A
5.00%, 05/15/26	(Call 05/15/20)	2,705	3,002,577
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,218,900
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,241,719
5.00%, 05/15/34	(Call 05/15/19)	8,600	9,180,500
5.00%, 05/15/35	(Call 05/15/20)	4,870	5,357,390
5.00%, 05/15/40	(Call 05/15/20)	7,950	8,745,636
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,071,010

Security		Principal (000s)	Value
Series B
5.00%, 05/15/35	(Call 05/15/22)	$500	$570,970
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,300,240
Series C
5.00%, 05/15/38	(Call 05/15/25)	3,100	3,618,723
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	776,286
City of Redding CA Electric System Revenue COP
Series A
5.00%, 06/01/30	(PR 06/01/18) (AGM)	580	598,595
5.00%, 06/01/30	(Call 06/01/18) (AGM)	420	431,747
City of Sacramento CA Water Revenue RB
5.00%, 09/01/42	(Call 09/01/23)	750	865,155
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25	(Call 05/01/25)	800	995,592
5.00%, 11/01/27	(Call 11/01/26)	6,500	8,221,915
5.00%, 11/01/29	(Call 11/01/26)	3,000	3,708,270
5.00%, 11/01/31	(Call 05/01/25)	2,000	2,389,920
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,380,600
Series A
4.00%, 11/01/39	(Call 11/01/26)	2,000	2,136,020
5.00%, 11/01/30	(Call 11/01/21)	5,500	6,355,305
5.00%, 11/01/32	(Call 11/01/21)	400	460,092
5.00%, 11/01/33	(Call 11/01/26)	2,000	2,436,560
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,585,240
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,141,010
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,142,672
5.00%, 11/01/43	(Call 05/01/22)	1,000	1,141,010
Series B
5.00%, 11/01/39	(PR 11/01/19)	1,000	1,089,340
Clovis Unified School District GO Series D
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,056,970
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	2,000	1,078,480
5.00%, 08/01/29	(Call 08/01/25)	2,000	2,434,820

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series A
5.00%, 08/01/38	(Call 08/01/23)	$3,580	$4,179,507
Series B
0.00%, 08/01/27	(AGM)	6,475	5,086,760
Series D
4.00%, 08/01/42	(Call 08/01/27)	2,000	2,140,260
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	10,155	11,855,556
Series A
4.00%, 08/01/39	(Call 08/01/24)	750	788,850
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,250,729
Series A
5.00%, 07/01/41	(Call 07/01/26)	3,500	4,107,740
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,298,438
Series C
6.00%, 07/01/41	(PR 07/01/18)	1,705	1,779,645
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,401,965
Cucamonga Valley Water District RB Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	874,493
Desert Community College District GO
4.00%, 08/01/39	(Call 08/01/27)	3,500	3,728,830
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B
5.00%, 06/01/24		500	617,780
Series A
5.00%, 06/01/36	(PR 06/01/20)	13,210	14,708,278
5.00%, 06/01/36	(Call 06/01/25)	1,925	2,287,439
5.00%, 06/01/42	(Call 06/01/27)	750	901,965
Series B
5.00%, 06/01/22		2,000	2,364,920
5.00%, 06/01/23		1,000	1,211,500
5.00%, 06/01/31	(Call 06/01/27)	2,000	2,486,960

Security		Principal (000s)	Value
Eastern Municipal Water District COP Series H
5.00%, 07/01/35	(PR 07/01/18)	$500	$517,615
Eastern Municipal Water District Financing Authority RB Series D
5.00%, 07/01/47	(Call 07/01/27)	1,500	1,783,305
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	2,000	2,116,860
Series C
0.00%, 08/01/32		200	125,660
0.00%, 08/01/34		8,415	4,829,116
El Dorado Irrigation District/El Dorado County Water Agency RB Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	586,015
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	643,261
0.00%, 08/01/51		2,850	783,437
Foothill-De Anza Community College District GO
4.00%, 08/01/40	(Call 08/01/26)	4,000	4,310,840
Series C
5.00%, 08/01/36	(PR 08/01/21)	1,000	1,155,960
5.00%, 08/01/40	(PR 08/01/21)	4,750	5,490,810
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34	(AGM)	1,000	539,070
0.00%, 01/15/35	(AGM)	1,700	873,494
Series A
0.00%, 01/01/20	(ETM)	1,355	1,322,900
0.00%, 01/01/23	(ETM)	500	463,410
0.00%, 01/01/25	(ETM)	200	175,882
0.00%, 01/01/26	(ETM)	1,500	1,278,135
0.00%, 01/01/28	(ETM)	4,450	3,545,893
0.00%, 01/01/30	(ETM)	1,000	745,100
Series B-1
3.95%, 01/15/53	(Call 07/15/27)	1,800	1,811,592

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	$2,000	$2,134,360
Glendale Unified School District/CA GO Series B
4.00%, 09/01/41	(Call 09/01/25)	1,650	1,742,516
Hayward Area Recreation & Park District GO Series A
4.00%, 08/01/46	(Call 08/01/27)	6,610	7,027,223
Long Beach Community College District GO
Series B
0.00%, 08/01/49	(Call 08/01/42)	2,000	1,147,160
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,715,745
Long Beach Unified School District GO Series D-1
0.00%, 08/01/39	(Call 02/01/25)	800	329,984
Los Angeles Community College District/CA GO
4.00%, 08/01/37	(Call 08/01/26)	1,500	1,610,490
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,000	1,088,090
4.00%, 08/01/33	(Call 08/01/24)	2,960	3,205,147
5.00%, 08/01/22		1,000	1,191,390
5.00%, 08/01/29	(Call 08/01/24)	9,790	11,864,795
5.00%, 08/01/30	(Call 08/01/24)	7,000	8,466,990
5.00%, 08/01/31	(Call 08/01/24)	2,000	2,410,720
6.00%, 08/01/33	(PR 08/01/19)	3,000	3,295,200
Series C
5.00%, 06/01/26		1,000	1,268,950
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	7,020	7,296,377
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/20	(PR 08/15/18)	1,200	1,249,224
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/20		3,300	3,681,579
5.00%, 07/01/21	(Call 07/01/18) (AGM)	2,030	2,104,298

Security		Principal (000s)	Value
5.00%, 07/01/22	(Call 07/01/18) (AGM)	$200	$207,302
5.00%, 06/01/36	(Call 06/01/26)	2,500	2,986,200
Series B
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,153,520
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,138,880
Series D
4.00%, 12/01/40	(Call 12/01/25)	3,765	3,973,355
5.00%, 12/01/45	(Call 12/01/25)	2,000	2,333,260
Los Angeles County Sanitation Districts Financing Authority RB Series A
5.00%, 10/01/20		1,000	1,123,900
Los Angeles Department of Water & Power Power System Revenue RB Series C
5.00%, 07/01/47	(Call 07/01/27)	2,000	2,379,640
Los Angeles Department of Water & Power System Revenue RB
Series A
5.00%, 07/01/20		2,545	2,842,307
5.00%, 07/01/21		35	40,366
5.00%, 07/01/22	(PR 07/01/21)	20	23,025
5.00%, 07/01/22	(Call 07/01/21)	1,480	1,706,603
5.00%, 07/01/28	(Call 01/01/25)	2,000	2,411,120
5.00%, 07/01/46	(Call 01/01/26)	6,000	6,989,340
Series A-1
5.25%, 07/01/38	(Call 07/01/18)	1,920	1,988,909
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,228,560
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,781,550
5.00%, 07/01/32	(Call 01/01/24)	1,145	1,344,631
5.00%, 07/01/36	(Call 01/01/27)	2,000	2,400,960
5.00%, 07/01/43	(Call 01/01/24)	1,780	2,052,625
5.00%, 07/01/43	(Call 07/01/22)	4,415	5,026,610
5.25%, 07/01/24	(PR 07/01/19)	15	16,209
5.25%, 07/01/24	(Call 07/01/19)	1,630	1,761,264
Series C
5.00%, 07/01/26	(Call 07/01/24)	6,315	7,665,336
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,470,900

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/44	(Call 07/01/24)	$9,455	$11,002,027
Series E
5.00%, 07/01/44	(Call 07/01/24)	2,000	2,327,240
Los Angeles Department of Water RB
Series A
5.00%, 07/01/36	(Call 01/01/21)	5,000	5,587,600
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,831,525
5.00%, 07/01/44	(Call 01/01/27)	3,000	3,552,210
5.00%, 07/01/46	(Call 01/01/26)	6,000	7,018,560
Series B
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,942,575
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,406,628
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,152,990
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,142,049
5.00%, 07/01/46	(Call 01/01/26)	3,925	4,591,308
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/33	(Call 07/01/25)	1,000	1,088,990
5.00%, 07/01/20		4,000	4,463,680
5.00%, 07/01/21		5,000	5,760,450
5.00%, 07/01/22		2,000	2,372,900
5.00%, 07/01/23		2,500	3,036,050
5.00%, 07/01/24		3,000	3,712,470
5.00%, 07/01/25		3,400	4,267,850
5.00%, 07/01/27		3,500	4,472,580
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,149,440
5.00%, 07/01/29	(Call 07/01/25)	4,000	4,840,200
5.00%, 07/01/30	(Call 07/01/21)	2,650	3,037,430
5.00%, 07/01/31	(Call 07/01/21)	3,510	4,014,598
5.00%, 07/01/40	(Call 07/01/25)	4,000	4,682,440
Series A-2
5.00%, 07/01/21		3,000	3,456,270
Series B
5.00%, 07/01/18		2,575	2,667,030
Series C
5.00%, 07/01/22		1,705	2,022,897
5.00%, 07/01/23		4,140	5,027,699
5.00%, 07/01/25	(Call 07/01/24)	2,050	2,521,828
5.00%, 07/01/30	(Call 07/01/24)	750	903,923
Series D
5.00%, 07/01/26	(Call 07/01/24)	1,550	1,893,201
5.00%, 01/01/34	(Call 07/01/19)	250	268,380
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,078,970

Security		Principal (000s)	Value
Series I
5.00%, 07/01/27	(Call 07/01/19)	$6,890	$7,409,644
5.00%, 07/01/29	(Call 07/01/19)	1,200	1,290,276
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/19	(PR 07/01/18) (AGM)	30	31,067
5.00%, 07/01/19	(Call 07/01/18) (AGM)	270	279,650
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	200,160
0.00%, 08/01/51	(PR 08/01/21) (AGM)	1,175	110,885
Merced Union High School District GO Series C
0.00%, 08/01/46	(PR 08/01/21)	1,500	239,775
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		900	942,120
Series A
5.00%, 07/01/28	(Call 07/01/25)	8,695	10,665,809
Series B
5.00%, 08/01/20	(Call 07/01/20)	2,000	2,229,160
Series C
5.00%, 10/01/26	(Call 10/01/21)	200	231,994
5.00%, 10/01/27		1,000	1,287,730
Series E
5.00%, 07/01/23		1,000	1,213,790
Series G
5.00%, 07/01/28	(Call 07/01/22)	560	659,490
Modesto Irrigation District COP
Series A
6.00%, 10/01/39	(PR 04/01/19)	145	156,862
6.00%, 10/01/39	(Call 04/01/19)	355	381,629
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	2,370,812
Series E
5.00%, 06/01/37	(Call 08/01/22)	2,355	2,701,091

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	$1,000	$971,530
0.00%, 08/01/43	(Call 08/01/35)	11,570	9,533,796
Municipal Improvement Corp. of Los Angeles RB
Series B
4.00%, 11/01/34	(Call 11/01/26)	800	863,008
5.00%, 11/01/30	(Call 11/01/26)	2,000	2,414,240
Newport Mesa Unified School District GO
0.00%, 08/01/34		1,500	875,250
0.00%, 08/01/38		1,500	727,440
0.00%, 08/01/41	(PR 08/01/21)	2,520	588,042
0.00%, 08/01/43	(Call 08/01/27)	1,500	557,865
0.00%, 08/01/44	(Call 08/01/27)	1,125	401,220
0.00%, 08/01/45	(Call 08/01/27)	2,500	854,975
Orange County Sanitation District COP Series A
5.00%, 02/01/39	(PR 02/01/19)	500	529,810
Palomar Community College District GO
4.00%, 08/01/45	(Call 08/01/27)	1,900	2,014,969
Series C
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,055,540
Series D
4.00%, 08/01/46	(Call 08/01/27)	500	530,255
5.25%, 08/01/45	(Call 08/01/27)	1,000	1,226,390
Palomar Health GO Series A
0.00%, 08/01/31	(AGM)	1,000	623,800
Peralta Community College District GO Series C
5.00%, 08/01/39	(PR 08/01/19)	500	539,710
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		1,205	471,372
Series D
0.00%, 08/01/46		2,500	837,050
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	2,430	2,832,092

Security		Principal (000s)	Value
Series C
5.25%, 08/01/23	(Call 08/01/19)	$1,000	$1,084,250
Poway Unified School District GO
0.00%, 08/01/33		1,000	578,350
0.00%, 08/01/36		13,250	6,721,725
0.00%, 08/01/41		1,500	608,805
0.00%, 08/01/46		5,500	1,815,495
0.00%, 08/01/51		1,250	336,563
Series B
0.00%, 08/01/34		4,630	2,557,288
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	560	581,112
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)	5,000	5,341,900
Riverside CA Sewer Revenue RB Series A
5.00%, 08/01/40	(Call 08/01/25)	1,690	1,936,824
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	1,000	1,193,820
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,775,130
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,268,940
Sacramento Area Flood Control Agency Series A
5.00%, 10/01/41	(Call 10/01/26)	2,000	2,350,700
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	440	558,906
Series A
5.40%, 11/01/20	(AMBAC)	350	374,248
Sacramento County Sanitation Districts Financing Authority RB Series A
5.00%, 12/01/44	(Call 06/01/24)	2,000	2,334,400
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/41	(Call 08/15/23)	7,910	9,211,907

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series U
5.00%, 08/15/27	(PR 08/15/18) (AGM)	$735	$765,150
5.00%, 08/15/27	(Call 08/15/18) (AGM)	1,170	1,218,543
Series X
5.00%, 08/15/20		550	616,396
5.00%, 08/15/25	(PR 08/15/21)	255	294,920
5.00%, 08/15/25	(Call 08/15/21)	745	861,116
San Bernardino Community College District GO Series A
6.25%, 08/01/33	(PR 08/01/18)	300	315,375
San Diego Community College District GO
5.00%, 08/01/28	(Call 08/01/26)	1,000	1,246,030
5.00%, 08/01/29	(PR 08/01/21)	120	138,565
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,493,088
5.00%, 08/01/30	(Call 08/01/26)	3,500	4,303,005
5.00%, 08/01/31	(Call 08/01/26)	8,000	9,807,520
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,742,764
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,553,608
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,409,913
San Diego County Regional Transportation Commission RB
Series A
5.00%, 04/01/41	(Call 04/01/26)	3,000	3,563,340
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,282,720
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,853,400
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(PR 05/01/18)	10,000	10,285,400
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	3,800	3,908,452
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	1,735	2,051,880
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,174,450

Security		Principal (000s)	Value
Series B
5.00%, 05/01/36	(Call 05/01/26)	$2,250	$2,701,327
San Diego Public Facilities Financing Authority RB Series A
5.00%, 10/15/44	(Call 10/15/25)	1,810	2,108,867
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		1,025	1,213,723
5.00%, 05/15/23		2,555	3,098,576
5.00%, 05/15/25		2,500	3,135,625
Series A
5.00%, 05/15/29	(Call 05/15/26)	2,500	3,089,225
5.25%, 05/15/34	(PR 05/15/19)	8,800	9,461,232
5.25%, 05/15/39	(PR 05/15/19)	1,000	1,075,140
Series B
5.00%, 05/15/18		1,000	1,030,710
5.00%, 05/15/22	(PR 05/15/19)	4,010	4,294,389
5.50%, 05/15/23	(PR 05/15/19)	1,445	1,559,690
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/28	(Call 08/01/26)	2,500	3,096,625
5.50%, 08/01/39	(PR 08/01/19)	700	762,097
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	1,500	1,597,335
San Diego Unified School District/CA GO
0.00%, 07/01/30		1,300	884,338
0.00%, 07/01/35		2,380	1,284,129
0.00%, 07/01/36		1,500	777,480
0.00%, 07/01/37		700	347,662
0.00%, 07/01/43		4,180	1,576,696
0.00%, 07/01/44		2,165	782,258
0.00%, 07/01/45		2,590	898,523
Series C
0.00%, 07/01/45		2,000	693,840
0.00%, 07/01/46		275	91,685
0.00%, 07/01/47		1,405	449,600
0.00%, 07/01/48	(Call 07/01/40)	3,250	2,580,435
5.00%, 07/01/35	(Call 07/01/23)	1,715	2,009,277

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series E
0.00%, 07/01/42		$5,850	$3,812,094
0.00%, 07/01/47	(Call 07/01/42)	3,800	2,518,754
0.00%, 07/01/49		2,500	776,375
Series F-1
5.25%, 07/01/28	(AGM)	1,000	1,283,090
Series G
0.00%, 07/01/38	(Call 01/01/24)	4,000	1,482,080
Series R-1
0.00%, 07/01/31		2,000	1,299,720
Series R-5
5.00%, 07/01/29	(Call 07/01/26)	2,000	2,454,520
Series SR-1
4.00%, 07/01/32	(Call 07/01/26)	1,000	1,108,160
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,056,280
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	800	845,576
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37	(Call 08/01/27)	8,500	9,292,965
Series A
4.00%, 08/01/42	(Call 08/01/27)	2,500	2,693,000
5.00%, 08/01/47	(Call 08/01/27)	1,500	1,799,805
Series D
4.00%, 08/01/34	(Call 08/01/25)	2,000	2,185,660
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,157,530
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19		1,450	1,548,948
5.00%, 05/01/46	(Call 05/01/26)	3,000	3,509,700
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,171,130
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,084,800
5.00%, 05/01/26		500	630,615
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,627,200

Security		Principal (000s)	Value
5.00%, 05/01/43	(Call 05/01/23)	$2,000	$2,227,900
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,274,940
Series C
5.00%, 05/01/23	(PR 05/01/20)	685	759,597
5.00%, 05/01/23	(Call 05/01/20)	920	1,018,560
Series D
5.00%, 05/01/24	(Call 05/01/21)	2,500	2,861,725
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,335,760
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	545,115
San Francisco City & County Public Utilities Commission Wastewater Revenue RB Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,709,580
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46	(Call 03/01/27)	3,500	3,716,020
San Joaquin County Transportation Authority RB
4.00%, 03/01/41	(Call 03/01/27)	1,000	1,064,250
Series A
5.50%, 03/01/41	(PR 03/01/21)	4,600	5,322,338
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/19	(ETM)	980	968,593
0.00%, 01/01/20	(ETM)	500	487,930
0.00%, 01/01/25	(ETM)	2,100	1,844,073
0.00%, 01/01/27	(ETM)	1,075	877,243
5.00%, 01/15/29	(Call 01/15/25)	1,000	1,125,380
5.00%, 01/15/34	(Call 01/15/25)	2,000	2,218,040
5.00%, 01/15/50	(Call 01/15/25)	7,500	8,248,650
Series A
5.00%, 01/15/44	(Call 01/15/25)	3,000	3,326,250
San Jose Financing Authority RB Series A
5.00%, 06/01/39	(Call 06/01/23)	3,165	3,637,408
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		1,700	556,138
0.00%, 08/01/51		1,500	412,335

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	$1,000	$1,177,870
Series C
0.00%, 09/01/30	(NPFGC)	4,295	3,021,661
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	3,000	2,618,490
San Mateo Joint Powers Financing Authority RB Series A
5.00%, 07/15/33	(PR 07/15/18)	750	777,638
San Mateo Union High School District GO
0.00%, 09/01/33		500	411,380
0.00%, 09/01/41	(Call 09/01/36)	3,460	2,980,825
Series A
0.00%, 07/01/51	(Call 09/01/41)	2,000	1,301,320
Santa Barbara Secondary High School District GO Series A
0.00%, 08/01/36		2,500	1,225,625
Santa Clara County Financing Authority RB Series L
5.25%, 05/15/36	(PR 05/15/18)	1,500	1,548,240
Santa Clara Valley Water District RB Series A
5.00%, 06/01/46	(Call 12/01/25)	1,000	1,172,270
Santa Monica Community College District GO Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,575,795
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/20	(NPFGC)	3,315	3,210,544
South San Francisco Unified School District GO Series C
4.00%, 09/01/37	(Call 09/01/25)	4,000	4,297,360

Security		Principal (000s)	Value
Southern California Public Power Authority RB Series 1
2.00%, 07/01/36		$1,000	$1,019,840
Southern California Public Power Authority RB
5.00%, 07/01/26	(Call 01/01/25)	1,500	1,852,740
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,260	1,404,749
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,160,385
Series A
5.00%, 07/01/18		315	326,340
Series B
6.00%, 07/01/25	(PR 07/01/18)	2,500	2,610,100
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,500	1,599,525
Southwestern Community College District GO
Series C
0.00%, 08/01/46		1,920	635,405
Series D
5.00%, 08/01/44	(Call 08/01/25)	2,000	2,332,060
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/21	(PR 05/01/18)	1,500	1,542,915
Series F-5
5.00%, 05/01/22	(PR 05/01/18)	3,375	3,471,559
Series H
5.00%, 05/01/21	(PR 05/01/18)	1,500	1,542,915
Series K
4.00%, 05/01/18		200	204,404
Series L
5.00%, 05/01/18		1,290	1,326,959
5.00%, 05/01/19		9,445	10,107,472
5.00%, 05/01/21	(Call 05/01/20)	975	1,080,817
5.00%, 05/01/21	(PR 05/01/20)	1,805	2,001,564
5.00%, 05/01/22	(Call 05/01/20)	3,185	3,529,776
5.00%, 05/01/22	(PR 05/01/20)	715	792,864
Series M
4.00%, 05/01/19		1,295	1,364,425

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series N
5.00%, 05/01/18		$1,490	$1,532,689
5.00%, 05/01/20		3,575	3,966,999
5.00%, 05/01/21		1,540	1,766,226
Series O
5.00%, 05/01/21		6,500	7,454,850
5.00%, 05/01/22		16,895	19,974,452
State of California Department of Water Resources RB
5.00%, 12/01/24	(PR 06/01/18)	635	655,263
5.00%, 12/01/24	(Call 06/01/18)	15	15,494
5.00%, 12/01/27	(Call 06/01/18)	15	15,490
5.00%, 12/01/27	(PR 06/01/18)	485	500,476
5.00%, 12/01/28	(Call 06/01/18)	25	25,815
5.00%, 12/01/28	(PR 06/01/18)	670	691,380
Series AS
5.00%, 12/01/24	(ETM)	10	12,518
5.00%, 12/01/24		2,690	3,357,792
5.00%, 12/01/26	(PR 12/01/24)	5	6,259
5.00%, 12/01/26	(Call 12/01/24)	1,020	1,256,538
5.00%, 12/01/27	(PR 12/01/24)	5	6,259
5.00%, 12/01/27	(Call 12/01/24)	995	1,217,094
5.00%, 12/01/28	(PR 12/01/24)	5	6,259
5.00%, 12/01/28	(Call 12/01/24)	995	1,207,900
Series AW
5.00%, 12/01/30	(Call 12/01/26)	6,000	7,406,940
State of California GO
2.00%, 11/01/19		2,000	2,047,960
3.00%, 12/01/32	(Call 06/01/19)	1,365	1,414,399
3.50%, 10/01/17		1,000	1,002,380
4.00%, 09/01/17		5,875	5,875,000
4.00%, 09/01/20		500	544,375
4.00%, 12/01/27	(Call 10/02/17)	9,490	9,515,528
4.00%, 09/01/28	(Call 09/01/26)	1,250	1,425,488
4.00%, 12/01/30	(Call 06/01/21)	500	551,340
4.00%, 08/01/32	(Call 08/01/26)	2,000	2,188,180
4.00%, 09/01/32	(Call 09/01/26)	3,000	3,284,640
4.00%, 09/01/35	(Call 09/01/26)	8,940	9,647,869
4.00%, 09/01/36	(Call 09/01/26)	7,560	8,140,079
4.00%, 11/01/44	(Call 11/01/24)	1,500	1,578,225
4.00%, 03/01/45	(Call 03/01/25)	6,500	6,839,885
4.00%, 08/01/45	(Call 08/01/25)	1,000	1,054,820
4.00%, 11/01/47		1,000	1,066,970
4.50%, 08/01/26	(Call 10/02/17)	20	20,059

Security		Principal (000s)	Value
4.50%, 08/01/27	(Call 10/02/17)	$25	$25,073
4.50%, 08/01/28	(Call 10/02/17) (AMBAC)	20	20,058
4.50%, 08/01/30	(Call 10/02/17)	40	40,108
4.75%, 04/01/18		280	286,647
5.00%, 10/01/17		4,000	4,014,480
5.00%, 02/01/18		3,200	3,257,728
5.00%, 03/01/18		1,900	1,941,097
5.00%, 08/01/18		5,540	5,757,833
5.00%, 09/01/18		5,200	5,422,612
5.00%, 10/01/18		3,400	3,557,284
5.00%, 02/01/19		4,050	4,289,962
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,179,176
5.00%, 08/01/19		8,070	8,702,849
5.00%, 09/01/19		8,900	9,627,219
5.00%, 10/01/19		1,000	1,084,970
5.00%, 02/01/20		5,585	6,129,202
5.00%, 04/01/20		4,000	4,413,480
5.00%, 04/01/20	(Call 04/01/19)	1,460	1,556,696
5.00%, 08/01/20		3,250	3,624,237
5.00%, 09/01/20		1,500	1,677,360
5.00%, 10/01/20		2,000	2,242,600
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	560	564,026
5.00%, 12/01/20		2,500	2,818,525
5.00%, 02/01/21		3,935	4,458,316
5.00%, 08/01/21		1,030	1,184,490
5.00%, 09/01/21		19,225	22,161,811
5.00%, 10/01/21		3,500	4,044,285
5.00%, 10/01/21	(Call 10/01/19)	1,875	2,036,044
5.00%, 11/01/21	(Call 11/01/17)	250	251,793
5.00%, 02/01/22		3,290	3,829,099
5.00%, 04/01/22		1,450	1,694,847
5.00%, 09/01/22		6,795	8,023,876
5.00%, 11/01/22		1,060	1,256,598
5.00%, 12/01/22		1,000	1,187,760
5.00%, 09/01/23		8,000	9,641,600
5.00%, 09/01/23	(Call 09/01/22)	5,000	5,940,800
5.00%, 10/01/23		1,230	1,484,954
5.00%, 10/01/23	(Call 10/02/17)	25	25,089
5.00%, 11/01/23		1,500	1,813,965
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	1,320	1,329,425

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 12/01/23		$1,835	$2,222,846
5.00%, 03/01/24		2,310	2,805,264
5.00%, 08/01/24		4,500	5,503,995
5.00%, 08/01/24	(Call 10/02/17)	5	5,018
5.00%, 09/01/24	(Call 09/01/22)	2,070	2,455,041
5.00%, 10/01/24	(Call 04/01/18)	5,815	5,960,782
5.00%, 12/01/24	(PR 12/01/17)	500	505,430
5.00%, 12/01/24	(Call 12/01/23)	1,895	2,313,587
5.00%, 08/01/25		10,690	13,246,513
5.00%, 08/01/25	(Call 10/02/17)	10	10,035
5.00%, 09/01/25		5,000	6,202,500
5.00%, 09/01/25	(Call 09/01/18)	1,750	1,823,780
5.00%, 09/01/25	(Call 09/01/23)	1,000	1,210,540
5.00%, 10/01/25	(Call 04/01/18)	1,530	1,567,898
5.00%, 10/01/25	(Call 10/01/24)	1,000	1,213,760
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,742,831
5.00%, 03/01/26	(Call 03/01/25)	3,400	4,185,706
5.00%, 08/01/26		1,000	1,252,620
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,448,380
5.00%, 11/01/26	(Call 11/01/17)	625	629,431
5.00%, 02/01/27	(AMBAC)	550	691,543
5.00%, 02/01/27	(Call 02/01/23)	1,000	1,190,060
5.00%, 03/01/27	(Call 03/01/25)	1,145	1,398,480
5.00%, 08/01/27	(Call 02/01/25)	1,500	1,823,235
5.00%, 09/01/27	(Call 09/01/18)	2,900	3,021,655
5.00%, 09/01/27	(Call 09/01/26)	5,260	6,565,216
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,438,660
5.00%, 11/01/27		10,000	12,664,400
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,782,678
5.00%, 08/01/28	(Call 08/01/18)	5,125	5,321,902
5.00%, 08/01/28	(Call 08/01/26)	3,000	3,706,560
5.00%, 08/01/28	(Call 08/01/27)	2,750	3,437,940
5.00%, 09/01/28	(Call 09/01/21)	1,085	1,250,604
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,199,250
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,428,240
5.00%, 08/01/29	(Call 02/01/25)	2,500	2,995,325
5.00%, 09/01/29	(Call 09/01/21)	1,000	1,152,210
5.00%, 09/01/29	(Call 09/01/26)	8,000	9,807,680
5.00%, 10/01/29	(Call 04/01/18)	9,915	10,158,314
5.00%, 10/01/29	(Call 10/01/19)	6,905	7,484,606
5.00%, 10/01/29	(Call 10/01/24)	4,300	5,198,485
5.00%, 11/01/29	(Call 11/01/23)	2,500	2,986,100
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,391,640

Security		Principal (000s)	Value
5.00%, 08/01/30	(Call 02/01/25)	$2,000	$2,384,400
5.00%, 08/01/30	(Call 08/01/25)	3,240	3,901,219
5.00%, 08/01/30	(Call 08/01/26)	3,000	3,644,430
5.00%, 08/01/30	(Call 08/01/27)	6,750	8,297,707
5.00%, 09/01/30	(Call 09/01/21)	1,045	1,203,171
5.00%, 10/01/30	(Call 10/01/24)	2,000	2,412,360
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,316,600
5.00%, 02/01/31	(Call 02/01/23)	1,500	1,746,645
5.00%, 05/01/31	(Call 05/01/24)	1,310	1,562,227
5.00%, 09/01/31	(Call 09/01/21)	2,500	2,875,225
5.00%, 09/01/31	(Call 09/01/26)	1,600	1,935,408
5.00%, 10/01/31	(Call 10/01/24)	2,540	3,057,627
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,782,495
5.00%, 02/01/32	(Call 02/01/22)	2,125	2,460,410
5.00%, 08/01/32	(Call 08/01/25)	6,000	7,171,080
5.00%, 08/01/32	(Call 08/01/26)	5,000	6,015,600
5.00%, 09/01/32	(Call 09/01/26)	6,915	8,331,468
5.00%, 11/01/32	(Call 11/01/17)	2,645	2,663,198
5.00%, 11/01/32	(PR 11/01/17)	5,360	5,398,700
5.00%, 02/01/33	(Call 02/01/22)	3,000	3,472,110
5.00%, 08/01/33	(Call 02/01/25)	2,000	2,358,760
5.00%, 08/01/33	(Call 08/01/24)	2,000	2,380,060
5.00%, 08/01/33	(Call 08/01/25)	3,460	4,118,784
5.00%, 10/01/33	(Call 04/01/23)	1,000	1,165,200
5.00%, 10/01/33	(Call 10/01/24)	1,500	1,791,435
5.00%, 09/01/34	(Call 09/01/26)	9,390	11,212,975
5.00%, 08/01/35	(Call 08/01/24)	1,980	2,339,449
5.00%, 09/01/35	(Call 09/01/26)	3,000	3,574,470
5.00%, 08/01/36	(Call 08/01/26)	6,235	7,408,053
5.00%, 09/01/36	(Call 09/01/22)	1,060	1,245,341
5.00%, 10/01/37	(Call 10/01/24)	2,000	2,358,220
5.00%, 11/01/37		1,000	1,200,770
5.00%, 11/01/37	(Call 11/01/17)	1,200	1,207,776
5.00%, 11/01/37	(PR 11/01/17)	16,760	16,881,007
5.00%, 12/01/37	(PR 12/01/17)	2,560	2,587,801
5.00%, 12/01/37	(Call 12/01/17)	55	55,536
5.00%, 02/01/38	(Call 02/01/22)	1,025	1,179,642
5.00%, 04/01/38	(Call 04/01/18)	26,870	27,506,550
5.00%, 09/01/41	(Call 09/01/21)	7,665	8,721,927
5.00%, 10/01/41	(Call 10/01/21)	7,425	8,469,475
5.00%, 04/01/42	(Call 04/01/22)	4,075	4,648,067
5.00%, 09/01/42	(Call 09/01/22)	7,000	8,070,090
5.00%, 04/01/43	(Call 04/01/23)	8,000	9,229,760

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 11/01/43	(Call 11/01/23)	$22,795	$26,642,340
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,159,260
5.00%, 09/01/45	(Call 09/01/26)	11,610	13,619,575
5.00%, 11/01/47		1,500	1,776,330
5.13%, 03/01/25	(Call 03/01/18)	2,025	2,069,347
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,048,155
5.25%, 02/01/20		1,105	1,219,268
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,266,117
5.25%, 10/01/21	(Call 10/01/19)	1,050	1,145,823
5.25%, 09/01/22		5,815	6,936,888
5.25%, 02/01/23		250	300,758
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,790,373
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,329,900
5.25%, 09/01/25	(Call 09/01/21)	250	290,813
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,142,646
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,169,470
5.25%, 03/01/30	(Call 03/01/20)	500	552,710
5.25%, 08/01/32	(AGM)	3,455	4,515,892
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,348,440
5.25%, 03/01/38	(PR 03/01/18)	3,945	4,035,025
5.25%, 03/01/38	(Call 03/01/18)	1,965	2,006,127
5.25%, 08/01/38	(PR 08/01/18)	1,915	1,994,587
5.25%, 08/01/38	(Call 08/01/18)	1,830	1,899,558
5.50%, 04/01/18		5,000	5,140,500
5.50%, 04/01/19		1,155	1,239,765
5.50%, 04/01/21	(Call 04/01/19)	315	338,439
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,148,160
5.50%, 08/01/30	(Call 08/01/18)	485	505,816
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,094,650
5.50%, 11/01/39	(Call 11/01/19)	14,810	16,171,483
5.50%, 03/01/40	(Call 03/01/20)	3,170	3,506,686
5.60%, 03/01/36	(Call 03/01/20)	595	662,152
5.75%, 04/01/27	(Call 04/01/19)	1,630	1,756,618
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,831,767
5.75%, 04/01/31	(Call 04/01/19)	3,330	3,585,944
6.00%, 02/01/18	(AMBAC)	1,000	1,022,200
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,123,510
6.00%, 04/01/35	(Call 04/01/19)	1,530	1,651,574
6.00%, 11/01/35	(Call 11/01/19)	235	260,072
6.00%, 04/01/38	(Call 04/01/19)	16,695	17,996,709
6.00%, 11/01/39	(Call 11/01/19)	2,565	2,833,402
6.50%, 04/01/33	(Call 04/01/19)	10,000	10,911,200

Security		Principal (000s)	Value
Series A
4.60%, 07/01/19	(ETM)	$2,000	$2,138,780
5.00%, 07/01/18	(ETM)	7,925	8,208,952
5.00%, 07/01/19	(ETM)	5,305	5,711,681
5.00%, 07/01/20	(PR 07/01/19)	7,530	8,102,958
5.25%, 07/01/21	(PR 07/01/19)	2,000	2,161,240
Series B
5.00%, 09/01/18		3,500	3,649,835
5.00%, 09/01/20		4,800	5,367,552
5.00%, 09/01/21		1,075	1,239,217
5.00%, 09/01/23		6,670	8,038,684
Torrance Unified School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,000	1,050,530
Turlock Irrigation District RB Series A
5.00%, 01/01/40	(PR 01/01/20)	1,000	1,095,180
Ukiah Unified School District/CA GO
0.00%, 08/01/28		3,750	2,750,175
University of California RB
4.00%, 05/15/36	(Call 05/15/25)	1,000	1,074,010
Series AF
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,818,451
5.00%, 05/15/36	(Call 05/15/23)	2,500	2,914,175
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,192,667
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,247,525
5.00%, 05/15/38	(Call 05/15/23)	23,435	27,262,404
Series AK
5.00%, 05/15/48		2,600	3,136,744
Series AM
5.00%, 05/15/44	(Call 05/15/24)	415	484,529
Series AO
5.00%, 05/15/22		1,475	1,747,241
5.00%, 05/15/23		1,500	1,820,055
5.00%, 05/15/27	(Call 05/15/25)	5,000	6,173,350
Series AR
5.00%, 05/15/41	(Call 05/15/26)	5,000	5,895,200
5.00%, 05/15/46	(Call 05/15/26)	10,260	12,036,006
Series AT
1.40%, 05/15/46	(Call 11/15/20)	1,500	1,504,425
Series AV
5.00%, 05/15/47	(Call 05/15/27)	5,500	6,532,185

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series G
5.00%, 05/15/28	(Call 05/15/22)	$2,240	$2,612,557
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,140,335
Series I
5.00%, 05/15/32	(Call 05/15/25)	3,070	3,673,715
Series K
4.00%, 05/15/46	(Call 05/15/26)	1,785	1,885,728
Series Q
5.00%, 05/15/21	(Call 10/02/17)	15	15,204
Ventura County Community College District GO Series C
5.50%, 08/01/33	(PR 08/01/18)	905	944,150
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	1,810	2,083,871
West Valley-Mission Community College District GO Series B
4.00%, 08/01/40	(Call 08/01/25)	1,750	1,872,465
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	189,490
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	4,825	2,682,748
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	647,460
4.00%, 08/01/38	(Call 08/01/23)	1,630	1,706,398
Yosemite Community College District GO Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	1,000	1,038,700

			2,016,448,161
COLORADO — 0.73%
Board of Governors of Colorado State University System RB
Series A
4.00%, 03/01/49	(Call 03/01/25)	4,000	4,158,840
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	564,935

Security		Principal (000s)	Value
Series E-1
5.00%, 03/01/47	(Call 03/01/25) (HERBIP)	$1,000	$1,134,870
Board of Water Commissioners City & County of Denver Co. (The) Series A
5.00%, 09/15/47	(Call 09/15/27)	6,000	7,183,020
City & County of Denver CO Airport System Revenue RB
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,127,220
5.25%, 11/15/36	(Call 11/15/19)	535	583,193
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,672,478
5.00%, 11/15/43	(Call 11/15/23)	3,000	3,357,120
5.00%, 11/15/43	(Call 11/15/22)	250	284,542
City & County of Denver Co. RB Series A
5.00%, 08/01/44	(Call 08/01/26)	5,640	6,559,771
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	500	525,600
County of Adams CO COP
4.00%, 12/01/45	(Call 12/01/25)	700	731,507
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC, SAW)	540	674,266
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	1,015,830
5.00%, 12/01/31	(PR 12/01/22) (SAW)	2,000	2,385,420
E-470 Public Highway Authority RB
Series A
0.00%, 09/01/40		2,745	1,065,746
0.00%, 09/01/41		1,000	369,980
Series B
0.00%, 09/01/18	(NPFGC)	7,000	6,928,600
0.00%, 09/01/19	(NPFGC)	435	423,725
0.00%, 09/01/20	(NPFGC)	665	635,461
0.00%, 09/01/23	(NPFGC)	165	145,159
0.00%, 09/01/24	(NPFGC)	1,165	986,941
0.00%, 09/01/29	(NPFGC)	2,500	1,718,800

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	$500	$526,775
Regional Transportation District COP Series A
5.38%, 06/01/31	(Call 06/01/20)	500	548,820
Regional Transportation District RB
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,470	3,491,792
5.00%, 11/01/27		1,500	1,886,385
5.00%, 11/01/28		1,500	1,898,745
5.00%, 11/01/31	(Call 11/01/22)	1,910	2,237,641
5.00%, 11/01/46	(Call 11/01/26)	5,000	5,844,050
State of Colorado COP Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,118,060
University of Colorado RB Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,146,350

			63,931,642
CONNECTICUT — 1.31%
Connecticut State Health & Educational Facility Authority RB
Series A
1.30%, 07/01/48		2,000	2,007,540
1.38%, 07/01/35		1,600	1,607,280
Series A-4
1.20%, 07/01/49		4,500	4,516,965
Series L
5.00%, 07/01/45	(Call 07/01/25)	1,000	1,131,200
Series U
1.00%, 07/01/33		2,000	2,000,120
State of Connecticut GO
5.00%, 08/01/19		1,000	1,071,940
Series A
5.00%, 10/15/17		2,000	2,010,480
5.00%, 04/15/19		5,000	5,309,850
5.00%, 10/15/21		2,000	2,261,460
5.00%, 03/15/22		1,000	1,137,920
5.00%, 04/15/22		545	621,262
5.00%, 10/15/23		2,000	2,338,740

Security		Principal (000s)	Value
5.00%, 10/15/24	(Call 10/15/23)	$1,775	$2,055,929
5.00%, 02/15/25	(Call 02/15/19)	2,660	2,797,815
5.00%, 04/15/34	(Call 04/15/27)	3,000	3,428,070
Series B
5.00%, 05/15/21		2,000	2,241,020
5.00%, 05/15/26		1,500	1,790,805
5.00%, 06/15/27	(Call 06/15/25)	2,795	3,279,597
5.25%, 06/01/20	(AMBAC)	690	762,354
Series C
5.00%, 06/01/22		1,500	1,714,500
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,134,100
Series D
5.00%, 11/01/19		2,000	2,160,820
5.00%, 10/01/22	(Call 10/01/20)	2,000	2,220,840
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,234,840
Series E
4.00%, 09/15/27	(Call 09/15/22)	6,230	6,639,560
5.00%, 10/15/20		1,000	1,105,500
5.00%, 10/15/25		3,000	3,566,040
5.00%, 10/15/28	(Call 10/15/26)	3,000	3,529,260
Series F
5.00%, 11/15/27	(Call 11/15/25)	2,000	2,360,060
5.00%, 11/15/31	(Call 11/15/25)	1,500	1,708,515
5.00%, 11/15/32	(Call 11/15/25)	2,000	2,268,720
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19		1,000	1,081,830
Series A
3.00%, 09/01/18		5,000	5,100,100
5.00%, 09/01/24		2,000	2,392,960
5.00%, 10/01/24	(Call 10/01/23)	1,940	2,299,540
5.00%, 08/01/26	(Call 08/01/25)	1,000	1,197,590
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,177,680
5.00%, 09/01/28	(Call 09/01/24)	1,000	1,166,840
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,265,220
5.00%, 09/01/29	(Call 09/01/26)	4,000	4,717,880
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,148,560
5.00%, 08/01/32	(Call 08/01/25)	1,200	1,377,084
5.00%, 09/01/32	(Call 09/01/24)	2,000	2,288,880
5.00%, 08/01/33	(Call 08/01/25)	1,000	1,141,490
5.00%, 09/01/33	(Call 09/01/26)	1,000	1,154,170
5.00%, 09/01/34	(Call 09/01/26)	9,500	10,916,165

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/19		$3,000	$3,163,770

			115,602,861
DELAWARE — 0.05%
Delaware Transportation Authority RB
5.00%, 06/01/55	(Call 06/01/25)	2,000	2,242,360
State of Delaware GO
Series B
5.00%, 07/01/23		1,500	1,815,975

			4,058,335
DISTRICT OF COLUMBIA — 1.04%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,752,780
Series A
5.00%, 06/01/20		4,000	4,441,520
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,520,470
5.00%, 06/01/32	(Call 06/01/27)	1,000	1,221,870
5.00%, 06/01/35	(Call 06/01/27)	2,500	3,016,100
5.00%, 06/01/36	(Call 06/01/27)	1,000	1,203,570
5.00%, 06/01/37	(Call 06/01/27)	1,500	1,801,065
5.00%, 06/01/38	(Call 06/01/25)	2,000	2,337,940
Series C
5.00%, 06/01/35	(Call 06/01/24)	2,215	2,586,854
5.00%, 06/01/38	(Call 06/01/24)	2,000	2,326,260
Series D
5.00%, 06/01/41	(Call 12/01/26)	10,405	12,305,161
District of Columbia RB
5.25%, 04/01/34	(PR 10/01/18)	1,000	1,047,790
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,386,238
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,108,410
5.00%, 12/01/26	(Call 06/01/20)	500	554,205
5.00%, 12/01/27	(Call 06/01/20)	1,500	1,662,615
5.00%, 12/01/31	(Call 06/01/20)	500	549,760
5.25%, 12/01/34	(Call 12/01/19)	1,870	2,041,554
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	436,284
Series B-1
5.00%, 02/01/31	(Call 10/02/17) (NPFGC)	980	1,000,600

Security		Principal (000s)	Value
Series C
4.00%, 12/01/37	(Call 12/01/22)	$1,000	$1,056,170
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,188,650
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,337,300
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,154,170
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,861,950
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	240	280,891
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,310,893
5.00%, 10/01/52	(Call 04/01/27)	3,000	3,486,930
5.50%, 10/01/39	(PR 10/01/18)	1,000	1,050,810
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	2,400	2,409,504
6.00%, 10/01/35	(PR 10/01/18)	500	528,095
Series B
5.25%, 10/01/44	(Call 10/01/25)	2,000	2,374,480
Series C
5.00%, 10/01/44	(Call 10/01/24)	12,650	14,780,513
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,174,400
Series A
0.00%, 10/01/37		4,000	1,592,120
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,337,941
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,100,760
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,621,610
Washington Convention & Sports Authority RB
Series A
4.50%, 10/01/30	(Call 10/02/17) (AMBAC)	200	200,470

			92,148,703

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
FLORIDA — 3.34%
Broward County FL Water & Sewer Utility Revenue RB
Series A
5.25%, 10/01/34	(PR 10/01/18)	$500	$524,005
Central Florida Expressway Authority RB
Series B
5.00%, 07/01/26		3,000	3,703,560
5.00%, 07/01/28	(Call 07/01/26)	3,500	4,225,025
City of Cape Coral FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,117,160
City of Clearwater FL Water & Sewer Revenue RB
Series A
5.25%, 12/01/39	(PR 12/01/19)	1,000	1,096,850
City of Jacksonville FL RB
5.00%, 10/01/24	(Call 10/01/22)	2,010	2,355,197
5.00%, 10/01/37	(PR 10/01/17) (NPFGC)	2,000	2,007,160
City of Miami Beach FL
Series 2015
5.00%, 09/01/40	(Call 09/01/25)	1,000	1,150,520
City of Tallahassee FL Utility System Revenue RB
5.00%, 10/01/37	(Call 10/02/17)	10,660	10,695,285
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,697,389
Series Q-1
5.00%, 10/01/37	(Call 10/01/22)	2,400	2,703,024
5.00%, 10/01/42	(Call 10/01/22)	2,000	2,239,280
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41	(Call 10/01/26)	2,000	2,315,920
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,221,440
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,420,000
5.50%, 10/01/36	(Call 10/01/19)	1,900	2,065,224

Security		Principal (000s)	Value
Series B
5.00%, 10/01/37	(Call 10/01/24)	$2,560	$2,914,253
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,084,640
5.00%, 10/01/41	(PR 10/01/18) (AGM)	2,395	2,503,541
County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,093,510
Series A
4.00%, 07/01/42	(Call 07/01/25)	2,000	2,091,660
5.00%, 07/01/38	(Call 07/01/26)	2,000	2,345,560
Series B-1
5.63%, 07/01/38	(PR 07/01/18)	1,000	1,039,980
County of Miami-Dade FL RB
5.00%, 10/01/35	(Call 10/01/26)	2,000	2,341,940
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,157,400
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,656,219
County of Miami-Dade FL Transit System RB
5.00%, 07/01/37	(Call 07/01/22)	1,000	1,141,510
5.00%, 07/01/42	(Call 07/01/22)	15,030	17,119,621
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24		4,000	4,881,800
5.00%, 10/01/25		2,500	3,085,525
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,832,890
Series A
5.00%, 10/01/42	(Call 10/01/22)	7,835	8,796,276
Series C
5.38%, 10/01/24	(PR 10/01/18)	2,500	2,622,400
County of Miami-Dade Seaport Department RB Series A
6.00%, 10/01/38	(Call 10/01/23)	1,050	1,266,699
County of Palm Beach FL RB
5.00%, 05/01/38	(PR 05/01/18)	3,000	3,083,910
Florida Municipal Power Agency RB
5.00%, 10/01/31	(PR 10/01/18)	380	397,180
5.00%, 10/01/31	(Call 10/01/18)	70	72,697
5.25%, 10/01/20	(PR 10/01/18)	1,595	1,671,400
5.25%, 10/01/20	(Call 10/01/18)	280	293,600

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.25%, 10/01/21	(PR 10/01/18)	$220	$230,538
5.25%, 10/01/21	(Call 10/01/18)	35	36,688
Series A
5.00%, 10/01/20		1,500	1,676,610
5.00%, 10/01/29	(Call 10/01/26)	5,000	6,058,650
5.00%, 10/01/31	(Call 10/01/26)	500	600,550
5.25%, 10/01/19		1,000	1,088,480
Florida’s Turnpike Enterprise RB
Series B
5.00%, 07/01/18		8,800	9,110,816
5.00%, 07/01/40	(Call 07/01/20)	2,140	2,380,151
Hillsborough County Aviation Authority RB
Series A
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,109,240
Series B
5.00%, 10/01/40	(Call 10/01/24)	1,500	1,700,355
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,129,470
Hillsborough County School Board COP Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,882,475
JEA Electric System Revenue RB
Series Three 2010-D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,713,900
Series Three 2012-B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,242,660
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,975	2,229,854
Miami Beach Redevelopment Agency RB
Series 2015A
5.00%, 02/01/40	(Call 02/01/24)	1,000	1,135,280
Miami-Dade County Educational Facilities Authority RB
Series A
5.00%, 04/01/40	(Call 04/01/25)	1,000	1,128,940
5.00%, 04/01/45	(Call 04/01/25)	4,000	4,495,600
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,071,301

Security		Principal (000s)	Value
5.00%, 07/01/39	(Call 07/01/24)	$2,830	$3,231,690
5.00%, 07/01/40	(Call 07/01/20)	2,105	2,299,376
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,137,260
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,015	1,199,689
Mid-Bay Bridge Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/25)	1,000	1,134,910
Orange County School Board COP Series C
5.00%, 08/01/34	(Call 08/01/26)	2,500	2,939,900
Orlando Utilities Commission RB
Series A
5.00%, 10/01/18		4,550	4,755,933
5.00%, 10/01/22		1,000	1,186,300
5.00%, 10/01/25		1,500	1,863,720
Series B
5.00%, 10/01/33	(PR 04/01/19)	215	228,932
5.00%, 10/01/33	(Call 04/01/19)	285	302,479
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22		500	583,200
5.00%, 07/01/35	(Call 07/01/23)	4,055	4,592,531
Series A
5.00%, 07/01/35	(PR 07/01/20)	1,585	1,761,189
5.00%, 07/01/35	(Call 07/01/20)	415	455,504
5.00%, 07/01/40	(PR 07/01/20)	975	1,083,381
5.00%, 07/01/40	(Call 07/01/20)	1,525	1,667,603
Palm Beach County School District COP
Series C
4.50%, 08/01/27	(Call 10/02/17) (AMBAC)	300	300,888
Series D
5.00%, 08/01/31	(Call 08/01/25)	2,000	2,350,780
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,149,890
5.00%, 10/01/31	(PR 10/01/21)	45	51,989
5.00%, 10/01/31	(Call 10/01/21)	6,055	6,904,819
5.50%, 10/01/22	(PR 10/01/19)	220	241,082

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/38	(Call 06/01/23)	$4,200	$4,817,106
School Board of Miami-Dade County (The) COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,061,800
5.00%, 05/01/30	(Call 05/01/25)	1,000	1,161,550
5.25%, 02/01/27	(PR 02/01/19) (AGM)	2,690	2,855,623
Series B
5.00%, 05/01/27	(Call 05/01/25)	2,500	2,973,250
5.25%, 05/01/31	(PR 05/01/18) (AGM)	2,260	2,327,280
Series D
5.00%, 02/01/27	(Call 02/01/26)	2,000	2,416,400
School Board of Miami-Dade County (The) GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,251,600
School District of Broward County/FL COP
Series A
5.00%, 07/01/20		3,000	3,329,010
5.00%, 07/01/21		1,000	1,142,740
South Florida Water Management District COP
5.00%, 10/01/33	(Call 04/01/26)	1,000	1,174,300
St. Johns River Power Park RB
Series 23
5.00%, 10/01/18		500	522,410
Series SIX
4.00%, 10/01/32	(Call 10/02/17)	10,000	10,020,900
State of Florida GO
Series A
5.00%, 06/01/18		4,500	4,643,280
5.00%, 06/01/20		3,000	3,330,420
5.00%, 06/01/21	(Call 06/01/20)	1,320	1,466,216
5.00%, 06/01/22		1,800	2,122,182
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,078,380
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,608,225

Security		Principal (000s)	Value
Series D
5.00%, 06/01/18		$3,255	$3,358,639
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,082,000
5.00%, 06/01/22		8,000	9,431,920
5.00%, 06/01/25	(Call 06/01/21)	2,275	2,600,416
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,080,700
Series F
4.00%, 06/01/19		100	105,543
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,138,230
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,500	1,645,500
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19		3,440	3,697,794
5.00%, 07/01/20		3,100	3,448,285
Series E
5.00%, 07/01/18		1,320	1,366,385
5.00%, 07/01/20		1,000	1,112,350
Tampa Bay Water RB
5.00%, 10/01/34	(PR 10/01/18)	1,000	1,044,150
5.00%, 10/01/38	(PR 10/01/18)	2,000	2,088,300
Series B
5.00%, 10/01/19	(ETM)	1,085	1,175,305
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47	(Call 07/01/27)	2,000	2,324,940
Series A
5.00%, 07/01/37	(Call 07/01/22)	7,000	7,948,850
Series B
5.00%, 07/01/42	(Call 07/01/22)	3,050	3,451,441

			294,879,273
GEORGIA — 2.57%
Atlanta Development Authority RB Series A-1
5.25%, 07/01/40	(Call 07/01/25)	1,000	1,168,150
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	1,000	1,187,410
Series A
5.00%, 01/01/18		1,125	1,140,840
5.00%, 01/01/19		2,850	3,006,836
5.00%, 01/01/21		1,000	1,128,690

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series B
5.00%, 01/01/18		$1,185	$1,201,519
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,092,250
5.00%, 01/01/23	(Call 01/01/20)	3,850	4,201,428
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,509,278
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,118,610
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,073,880
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/33	(Call 05/01/25)	10,800	12,763,656
5.00%, 11/01/40	(Call 05/01/25)	5,650	6,574,058
Series A
5.50%, 11/01/18	(NPFGC-FGIC)	100	105,425
5.50%, 11/01/22	(NPFGC)	2,000	2,341,560
6.00%, 11/01/26	(PR 11/01/19)	1,000	1,109,090
6.00%, 11/01/28	(PR 11/01/19)	2,320	2,573,089
6.25%, 11/01/34	(PR 11/01/19)	3,780	4,212,583
6.25%, 11/01/39	(PR 11/01/19)	10,375	11,562,315
County of DeKalb GA Water & Sewerage Revenue RB
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,712,775
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/18	(AGM)	1,000	1,031,540
5.00%, 06/01/19		1,360	1,455,227
5.00%, 03/01/21	(GTD)	2,000	2,274,760
Series B
5.00%, 06/01/19		1,500	1,605,030
5.00%, 06/01/21		1,900	2,165,183
Gwinnett County School District GO
4.00%, 02/01/20		1,000	1,074,220
5.00%, 08/01/20	(SAW)	1,500	1,675,020
5.00%, 08/01/21	(SAW)	5,660	6,523,037
5.00%, 02/01/22		5,070	5,925,258
5.00%, 02/01/34	(Call 08/01/25)	2,495	2,979,978
Series A
4.50%, 10/01/17	(ETM)	305	305,964
4.50%, 10/01/17		2,795	2,803,888

Security		Principal (000s)	Value
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/39	(PR 07/01/19)	$975	$1,048,622
Series B
5.00%, 07/01/31	(Call 07/01/26)	7,500	9,070,200
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60	(Call 07/01/25)	1,000	1,101,790
Series A
5.00%, 01/01/20		1,000	1,084,020
5.00%, 01/01/21		1,000	1,114,400
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,112,040
5.00%, 01/01/28	(Call 07/01/26)	2,000	2,383,540
5.25%, 01/01/18		2,500	2,534,975
Series B
5.00%, 01/01/20		3,000	3,252,060
Series D
5.75%, 01/01/19	(PR 07/01/18)	2,455	2,556,956
5.75%, 01/01/20	(PR 07/01/18)	370	385,366
5.75%, 01/01/20	(Call 07/01/18)	130	135,233
Private Colleges & Universities Authority RB
Series A
5.00%, 10/01/43	(Call 10/01/23)	2,000	2,309,800
State of Georgia GO
Series A
5.00%, 02/01/18		1,500	1,526,625
5.00%, 02/01/27	(Call 02/01/26)	4,595	5,735,433
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,171,230
5.00%, 02/01/30	(Call 02/01/26)	3,530	4,311,577
Series A-1
5.00%, 02/01/19		4,030	4,268,133
5.00%, 02/01/24		1,500	1,835,235
5.00%, 02/01/27		1,000	1,275,260
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,440,100
5.00%, 02/01/31	(Call 02/01/27)	2,000	2,472,000
Series B
5.00%, 01/01/20	(PR 01/01/19)	2,500	2,637,575
5.00%, 01/01/24	(PR 01/01/19)	1,000	1,055,030
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,274,540

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/19		$6,500	$6,992,050
5.00%, 07/01/21		5,000	5,748,200
5.00%, 07/01/29	(PR 07/01/21)	1,000	1,147,610
Series D
5.00%, 02/01/23		5,000	5,993,200
Series E
5.00%, 12/01/21		2,000	2,327,340
5.00%, 12/01/23		5,700	6,958,389
5.00%, 12/01/24		4,555	5,657,356
5.00%, 12/01/25		12,110	15,239,103
5.00%, 12/01/26		5,000	6,372,600
Series E-2
4.00%, 09/01/18		3,025	3,122,435
Series F
5.00%, 01/01/28	(Call 01/01/27)	1,000	1,261,030
Series I
5.00%, 07/01/18		1,000	1,035,230
5.00%, 07/01/19		3,500	3,764,950
5.00%, 07/01/20		6,625	7,377,202
5.00%, 07/01/21		1,300	1,494,532
Series J-1
4.00%, 07/01/21		265	294,717

			226,480,231
HAWAII — 1.18%
City & County Honolulu HI Wastewater System Revenue RB
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	3,675	4,251,203
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,130,650
5.25%, 07/01/36	(PR 07/01/21)	8,385	9,701,193
City & County of Honolulu HI GO
Series B
5.25%, 07/01/19	(AGM)	2,000	2,158,960
Series C
5.00%, 10/01/30		5,000	6,331,450
State of Hawaii Airports System Revenue RB
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,024,490
State of Hawaii GO
Series DQ
5.00%, 06/01/19		1,000	1,072,160

Security		Principal (000s)	Value
5.00%, 06/01/22	(PR 06/01/19)	$500	$535,660
5.00%, 06/01/29	(PR 06/01/19)	1,450	1,553,414
Series DY
5.00%, 02/01/18		1,410	1,435,126
5.00%, 02/01/19		2,815	2,980,241
Series DZ
5.00%, 12/01/20	(ETM)	305	344,244
5.00%, 12/01/23	(PR 12/01/21)	1,000	1,161,331
5.00%, 12/01/25	(PR 12/01/21)	885	1,027,777
5.00%, 12/01/28	(PR 12/01/21)	880	1,021,970
5.00%, 12/01/29	(PR 12/01/21)	1,000	1,161,330
5.00%, 12/01/30	(PR 12/01/21)	750	870,997
5.00%, 12/01/31	(PR 12/01/21)	1,500	1,741,995
Series DZ-2016
5.00%, 12/01/28	(PR 12/01/21)	1,620	1,881,354
Series DZ-2017
5.00%, 12/01/20		430	484,834
5.00%, 12/01/20	(ETM)	15	16,925
5.00%, 12/01/25	(PR 12/01/21)	860	999,131
5.00%, 12/01/25	(Call 12/01/21)	255	295,236
Series EA
5.00%, 12/01/17		2,000	2,021,540
5.00%, 12/01/20		500	563,760
5.00%, 12/01/21		1,500	1,741,425
Series EE
5.00%, 11/01/27	(PR 11/01/22)	4,355	5,181,143
5.00%, 11/01/29	(PR 11/01/22)	15	17,846
Series EE-2017
5.00%, 11/01/27	(PR 11/01/22)	350	416,395
5.00%, 11/01/27	(Call 11/01/22)	1,295	1,532,697
5.00%, 11/01/29	(PR 11/01/22)	30	35,691
5.00%, 11/01/29	(Call 11/01/22)	1,255	1,483,975
Series EF
5.00%, 11/01/17		1,500	1,510,785
5.00%, 11/01/22		1,000	1,188,690
Series EH
5.00%, 08/01/18		1,315	1,365,930
5.00%, 08/01/23	(ETM)	980	1,187,192
5.00%, 08/01/33	(PR 08/01/23)	15	18,162
5.00%, 08/01/33	(Call 08/01/23)	485	567,275
Series EH-2017
5.00%, 08/01/23	(ETM)	245	296,798
5.00%, 08/01/23		775	935,541

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series EO
5.00%, 08/01/23		$1,000	$1,205,880
5.00%, 08/01/24		1,000	1,225,620
5.00%, 08/01/26	(PR 08/01/24)	220	271,124
5.00%, 08/01/26	(Call 08/01/24)	2,280	2,776,196
5.00%, 08/01/29	(Call 08/01/24)	1,000	1,200,200
Series EP
5.00%, 08/01/22		1,000	1,181,420
Series EZ
5.00%, 10/01/27	(Call 10/01/25)	2,000	2,457,880
Series FE
5.00%, 10/01/27	(Call 10/01/26)	1,300	1,621,529
Series FG
4.00%, 10/01/34	(Call 10/01/26)	5,000	5,461,400
4.00%, 10/01/36	(Call 10/01/26)	1,500	1,620,945
Series FH
5.00%, 10/01/25		2,000	2,490,060
5.00%, 10/01/26		1,350	1,700,177
5.00%, 10/01/27	(Call 10/01/26)	3,000	3,741,990
Series FK
4.00%, 05/01/36	(Call 05/01/27)	2,000	2,170,180
5.00%, 05/01/34	(Call 05/01/27)	7,000	8,447,530

			103,818,647
IDAHO — 0.04%
Idaho Housing & Finance Association RB
5.00%, 07/15/26		1,000	1,228,190
5.25%, 07/15/26	(PR 07/15/18) (AGC)	2,140	2,222,754

			3,450,944
ILLINOIS — 2.74%
Chicago Midway International Airport RB
Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,258,620
Series B
5.00%, 01/01/46	(Call 01/01/26)	2,255	2,556,809
Chicago O’Hare International Airport RB
5.00%, 01/01/32	(Call 01/01/25)	5,000	5,825,350
5.75%, 01/01/39	(PR 01/01/21)	420	484,189
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,166,730

Security		Principal (000s)	Value
Series 2015-B
5.00%, 01/01/22		$2,000	$2,312,620
5.00%, 01/01/27	(Call 01/01/25)	2,500	2,995,950
5.00%, 01/01/30	(Call 01/01/25)	3,510	4,120,213
Series A
5.00%, 01/01/33	(PR 01/01/18) (AGM)	2,000	2,028,560
5.00%, 01/01/38	(PR 01/01/18) (AGM)	500	507,140
5.75%, 01/01/39	(Call 01/01/21)	80	90,789
Series B
5.00%, 01/01/20		700	763,896
5.00%, 01/01/36	(Call 01/01/27)	9,110	10,664,166
5.00%, 01/01/38	(Call 01/01/27)	3,025	3,522,249
5.00%, 01/01/41	(Call 01/01/26)	1,500	1,713,750
5.25%, 01/01/18	(NPFGC)	820	831,947
6.00%, 01/01/41	(PR 01/01/21)	15,000	17,415,000
Series C
5.00%, 01/01/31	(Call 01/01/26)	460	541,466
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,776,290
6.50%, 01/01/41	(PR 01/01/21)	1,560	1,836,635
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,858,622
5.00%, 01/01/46	(Call 01/01/25)	1,000	1,134,260
5.00%, 01/01/52	(Call 01/01/27)	10,000	11,363,800
5.25%, 01/01/42	(Call 01/01/27)	1,000	1,183,730
Series E
5.00%, 01/01/27		2,000	2,472,020
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,053,960
5.00%, 01/01/40	(Call 01/01/20)	610	641,073
Chicago Transit Authority RB
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,099,300
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,793,275
City of Chicago IL GO
Series A
5.00%, 01/01/24	(Call 10/02/17)	290	292,100
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,070,160
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,088,187

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 01/01/29	(Call 10/02/17) (NPFGC-FGIC)	$900	$907,641
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,172,560
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,055,250
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,653,850
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,028,240
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	1,075	1,132,792
County of Cook IL GO
Series A
5.00%, 11/15/19		460	494,399
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,106,680
5.25%, 11/15/28	(Call 11/15/21)	500	546,160
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,332,200
County of Will IL GO
5.00%, 11/15/41	(Call 11/15/25)	1,200	1,360,296
Illinois Finance Authority RB
Series A
5.00%, 10/01/38	(Call 10/01/24)	2,000	2,339,680
5.00%, 10/01/40	(Call 10/01/25)	2,000	2,285,180
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,119,720
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		4,280	4,658,395
5.00%, 12/01/22		1,000	1,178,810
5.00%, 12/01/32	(Call 01/01/26)	3,000	3,509,280
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,124,600
5.00%, 01/01/40	(Call 07/01/25)	2,000	2,283,320
Series A-1
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,086,920
5.00%, 01/01/31	(Call 01/01/20)	700	752,612
Series B
5.00%, 12/01/17		1,700	1,717,816
5.00%, 12/01/18		1,415	1,486,684
5.00%, 01/01/36	(Call 01/01/26)	1,000	1,152,830
5.00%, 01/01/37	(Call 01/01/26)	1,500	1,728,045

Security		Principal (000s)	Value
5.00%, 01/01/37	(Call 01/01/24)	$2,500	$2,852,900
5.00%, 01/01/40	(Call 01/01/26)	6,500	7,451,990
5.00%, 01/01/41	(Call 07/01/26)	4,000	4,609,880
5.50%, 01/01/33	(PR 01/01/18)	2,050	2,082,329
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,278,420
Series D
5.00%, 01/01/22		3,915	4,516,227
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	1,000	983,530
0.00%, 06/15/28	(NPFGC)	3,435	2,329,617
0.00%, 12/15/35		2,000	940,200
0.00%, 12/15/52	(AGM)	7,000	1,440,740
5.50%, 06/15/29	(ETM) (NPFGC-FGIC)	95	118,832
5.50%, 06/15/29	(NPFGC-FGIC)	1,805	2,157,751
Series A
0.00%, 12/15/22	(NPFGC)	340	292,811
0.00%, 06/15/31	(NPFGC)	1,035	605,993
0.00%, 12/15/34	(NPFGC)	3,000	1,484,730
0.00%, 06/15/36	(NPFGC)	2,800	1,279,936
0.00%, 12/15/36	(NPFGC)	4,000	1,790,800
0.00%, 06/15/37	(NPFGC)	415	180,558
0.00%, 12/15/39		3,800	1,462,582
0.00%, 06/15/40	(NPFGC)	3,500	1,309,770
Series B
0.00%, 06/15/26	(AGM)	2,000	1,517,720
0.00%, 06/15/27	(AGM)	1,000	722,000
0.00%, 06/15/43	(AGM)	2,000	657,600
0.00%, 06/15/45	(AGM)	770	229,737
0.00%, 06/15/46	(AGM)	1,600	454,480
0.00%, 06/15/47	(AGM)	330	89,466
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	794,731
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,119,340
Series C
5.25%, 12/01/32		1,340	1,669,372
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	580,535

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.75%, 06/01/23	(AGM)	$1,000	$1,197,090
State of Illinois GO
5.00%, 01/01/18		1,190	1,202,923
5.00%, 02/01/18		2,000	2,027,040
5.00%, 02/01/19		1,000	1,038,420
5.00%, 07/01/19		1,000	1,048,720
5.00%, 08/01/19		2,075	2,180,410
5.00%, 01/01/20	(AGM)	975	1,039,721
5.00%, 02/01/20		1,000	1,057,810
5.00%, 05/01/20		3,000	3,188,760
5.00%, 02/01/21		2,500	2,690,325
5.00%, 08/01/21		2,000	2,167,640
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,572,945
5.00%, 02/01/22		2,000	2,178,140
5.00%, 08/01/22		580	635,587
5.00%, 02/01/23		4,250	4,673,938
5.00%, 02/01/24		2,500	2,766,450
5.00%, 08/01/24	(Call 08/01/22)	3,550	3,870,529
5.00%, 02/01/26	(Call 02/01/24)	2,000	2,175,800
5.00%, 02/01/26		3,000	3,334,710
5.00%, 02/01/28	(Call 02/01/27)	2,000	2,197,420
5.00%, 05/01/29	(Call 05/01/24)	1,900	2,025,799
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,584,240
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,041,320
5.00%, 02/01/39	(Call 02/01/24)	6,285	6,507,803
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,155,780
5.50%, 07/01/27	(Call 07/01/23)	660	729,802
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,080,000
State of Illinois RB
5.00%, 06/15/19		545	580,594
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,717,500
Series B
5.25%, 06/15/34	(PR 06/15/19)	2,000	2,154,140

			241,502,749
INDIANA — 0.22%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,162,750
5.00%, 10/01/41	(Call 10/01/26)	2,000	2,312,480
Series A
4.00%, 10/01/42	(Call 10/01/22)	2,500	2,596,650
5.00%, 02/01/20		1,000	1,097,620
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,276,760
5.25%, 02/01/35	(Call 08/01/25)	1,000	1,182,990

Security		Principal (000s)	Value
Series B
5.00%, 10/01/41	(Call 10/01/21)	$1,000	$1,125,530
Series C
5.00%, 12/01/23		1,250	1,521,775
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.75%, 01/01/38	(PR 01/01/19)	1,070	1,140,385
5.75%, 01/01/38	(Call 01/01/19)	4,400	4,658,500

			19,075,440
IOWA — 0.03%
Iowa Finance Authority RB
5.00%, 08/01/20		1,000	1,115,760
State of Iowa RB
Series A
5.00%, 06/01/27	(PR 06/01/19)	500	535,750
5.00%, 06/01/27	(Call 06/01/26)	1,000	1,237,210

			2,888,720
KANSAS — 0.21%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	1,060	1,166,286
State of Kansas Department of Transportation RB
5.00%, 09/01/25		2,500	3,120,275
5.00%, 09/01/29	(Call 09/01/25)	1,000	1,216,090
5.00%, 09/01/30	(Call 09/01/25)	1,500	1,815,930
5.00%, 09/01/33	(Call 09/01/25)	3,000	3,588,810
Series A
5.00%, 09/01/22		3,000	3,550,560
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,429,400
5.00%, 09/01/29	(Call 09/01/24)	1,000	1,202,530

			18,089,881
KENTUCKY — 0.11%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	320	333,891
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,192,890

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Kentucky Public Transportation Infrastructure Authority RB
Series 2013A
5.75%, 07/01/49	(Call 07/01/23)	$1,000	$1,123,070
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,676,192
5.38%, 11/01/23	(PR 11/01/18)	800	842,696
5.38%, 11/01/23	(Call 11/01/18)	120	126,235
Series A
5.00%, 08/01/19		1,000	1,073,000
Series B
5.00%, 11/01/23		1,500	1,781,970
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	572,405
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,136,910

			9,859,259
LOUISIANA — 0.47%
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,112,300
City of New Orleans LA Water System Revenue RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,117,660
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(PR 02/01/19)	1,000	1,062,630
Series B
5.00%, 02/01/39	(Call 02/01/25)	2,000	2,307,260
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,260,500
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	1,030,250
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/21	(AGM)	1,000	1,138,060

Security		Principal (000s)	Value
New Orleans Aviation Board RB Series A
5.00%, 01/01/48	(Call 01/01/27)	$1,500	$1,728,075
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
4.50%, 05/01/39	(Call 05/01/25)	1,000	1,093,420
5.00%, 05/01/41	(Call 05/01/25)	1,000	1,151,550
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,062,480
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,167,670
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,166,520
Series B
5.00%, 05/01/34	(PR 05/01/20)	1,915	2,117,473
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,164,620
5.00%, 05/01/45	(PR 05/01/20)	3,250	3,593,622
Series C
5.00%, 05/01/40	(Call 11/01/27)	2,000	2,352,020
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,094,240
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,085,380
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,210,740
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,174,800
Series B
5.00%, 08/01/27	(Call 08/01/26)	3,000	3,665,160
Series C
5.00%, 07/15/21		1,000	1,139,900
5.00%, 08/01/23		1,000	1,190,840
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,168,230
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,417,960

			41,773,360
MARYLAND — 2.61%
City of Baltimore MD RB
Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,146,190
5.00%, 07/01/46	(Call 01/01/27)	3,000	3,490,470
County of Montgomery MD GO
Series A
5.00%, 11/01/18		2,000	2,098,120
5.00%, 11/01/20		4,100	4,615,329
5.00%, 07/01/21		1,000	1,149,240
5.00%, 11/01/24		5,400	6,693,246

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series B
5.00%, 11/01/23		$2,500	$3,044,975
5.00%, 11/01/25	(Call 11/01/24)	3,900	4,854,564
5.00%, 11/01/26	(Call 11/01/24)	1,000	1,236,820
Maryland State Transportation Authority RB
5.00%, 07/01/35	(Call 07/01/18) (AGM)	10,000	10,337,400
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,067,480
State of Maryland Department of Transportation RB
4.00%, 09/01/21		6,000	6,687,360
5.00%, 02/01/19		5,000	5,293,950
5.00%, 02/15/23	(PR 02/15/18)	2,500	2,547,700
5.00%, 02/15/23		5,175	6,199,546
State of Maryland GO
5.00%, 08/01/18		1,300	1,350,414
5.00%, 03/01/19		1,500	1,593,675
5.00%, 03/15/19		3,300	3,511,233
5.00%, 03/01/20		1,500	1,651,440
First Series
4.00%, 08/15/18		2,350	2,422,591
5.00%, 06/01/21		3,000	3,439,140
5.00%, 06/01/22		3,000	3,533,670
5.00%, 06/01/24		2,000	2,456,620
First Series B
5.00%, 03/01/18		3,885	3,967,828
5.00%, 03/01/19		2,525	2,682,686
5.00%, 03/15/20		1,660	1,830,001
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,376,538
First Series C
4.00%, 08/15/21		9,430	10,500,305
4.00%, 08/15/22		1,000	1,135,760
Second Series B
4.00%, 08/01/27	(Call 08/01/22)	3,390	3,779,986
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,128,600
5.00%, 08/01/24	(Call 08/01/22)	1,000	1,178,370
Second Series E
4.50%, 08/01/20		1,850	2,038,182
5.00%, 08/01/18		1,050	1,090,719
5.00%, 08/01/19		1,000	1,078,990
Series A
4.00%, 08/01/27	(Call 08/01/23)	2,000	2,261,180
4.00%, 08/01/29	(Call 08/01/23)	2,000	2,227,940

Security		Principal (000s)	Value
5.00%, 08/01/18		$3,300	$3,427,974
5.00%, 08/01/20		2,000	2,232,740
5.00%, 03/01/21		3,000	3,413,250
5.00%, 03/15/22		11,725	13,732,672
5.00%, 03/01/24	(PR 03/01/22)	1,960	2,293,024
5.00%, 03/01/24	(PR 03/01/23)	1,000	1,198,940
5.00%, 03/01/24	(PR 03/01/21)	3,000	3,410,670
5.00%, 03/01/25	(Call 03/01/23)	3,000	3,571,020
5.00%, 03/15/25		1,000	1,240,710
5.00%, 03/01/26	(Call 03/01/23)	2,000	2,376,960
5.00%, 03/15/27		1,200	1,526,976
5.00%, 03/15/29	(Call 03/15/27)	7,000	8,764,280
5.00%, 03/15/31	(Call 03/15/27)	10,000	12,358,500
Series B
5.00%, 08/01/20		3,000	3,349,110
5.00%, 08/01/21	(PR 08/01/19)	1,000	1,079,550
5.00%, 08/01/23	(PR 08/01/19)	5,720	6,175,026
Series C
5.00%, 11/01/17		3,950	3,978,321
5.00%, 08/01/19		1,750	1,888,232
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,190,235
5.00%, 08/01/20		2,500	2,790,925
5.00%, 08/01/21		3,300	3,801,831
5.00%, 08/01/22		4,950	5,856,246
5.00%, 08/01/24		12,645	15,578,008
5.25%, 08/01/20		2,500	2,808,875
Third Series C
5.00%, 11/01/19		3,500	3,810,590

			230,552,923
MASSACHUSETTS — 5.26%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/25	(Call 06/15/24)	1,400	1,709,162
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,417,040
Commonwealth of Massachusetts GO
Series A
5.00%, 04/01/26	(PR 04/01/21)	2,155	2,457,670
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,600,732
Series C
5.50%, 12/01/17	(AGM)	600	607,194
5.50%, 12/01/22	(AGM)	1,050	1,279,635

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.50%, 12/01/22	(AMBAC)	$6,300	$7,677,810
5.50%, 12/01/23	(AMBAC)	910	1,136,881
Commonwealth of Massachusetts GOL
4.00%, 05/01/35	(Call 05/01/23)	2,000	2,134,620
4.00%, 05/01/38	(Call 05/01/23)	1,500	1,588,830
4.00%, 05/01/39	(Call 05/01/23)	2,000	2,115,220
4.00%, 05/01/40	(Call 05/01/23)	1,460	1,539,409
Series A
4.00%, 04/01/42	(Call 04/01/21)	8,900	9,196,993
5.00%, 04/01/19		3,800	4,049,660
5.00%, 03/01/23		5,000	5,993,300
5.00%, 07/01/23		2,525	3,048,988
5.00%, 07/01/25		1,000	1,242,320
5.00%, 04/01/28	(PR 04/01/21)	3,000	3,421,350
5.00%, 07/01/28	(Call 07/01/26)	10,000	12,322,300
5.00%, 03/01/34	(PR 03/01/19)	460	488,345
5.00%, 07/01/36	(Call 07/01/25)	2,500	2,928,475
5.00%, 03/01/39	(PR 03/01/19)	1,975	2,096,699
5.00%, 03/01/46	(Call 03/01/24)	1,305	1,509,781
5.00%, 04/01/47	(Call 04/01/27)	2,000	2,352,840
5.25%, 08/01/21		2,000	2,322,440
5.50%, 08/01/30	(AMBAC)	5,110	6,840,706
Series B
5.00%, 08/01/21		3,800	4,376,270
5.00%, 07/01/23		1,800	2,173,536
5.00%, 06/01/25	(PR 06/01/20)	1,800	1,997,910
5.00%, 08/01/25	(PR 08/01/20)	1,200	1,339,464
5.00%, 07/01/27		2,500	3,170,325
5.00%, 04/01/47	(Call 04/01/27)	5,000	5,882,100
5.25%, 08/01/20		745	837,194
5.25%, 08/01/21		425	493,519
5.25%, 08/01/21	(AGM)	1,585	1,840,534
5.25%, 09/01/21		2,000	2,328,460
5.25%, 08/01/22		1,100	1,314,984
5.25%, 09/01/22	(AGM)	600	718,872
5.25%, 08/01/23		1,075	1,316,348
5.25%, 09/01/23	(AGM)	215	263,771
5.25%, 09/01/24	(AGM)	1,820	2,273,253
Series C
4.00%, 10/01/27	(Call 10/01/20)	2,425	2,623,777
5.00%, 08/01/19		2,220	2,395,269
5.00%, 04/01/20		4,985	5,504,337

Security		Principal (000s)	Value
5.00%, 08/01/22		$2,500	$2,958,800
5.00%, 07/01/23	(Call 07/01/22)	3,000	3,529,140
5.00%, 10/01/24		10,000	12,326,500
5.00%, 08/01/25		1,350	1,679,144
5.00%, 10/01/25		5,000	6,233,700
Series D
4.00%, 02/01/41	(Call 02/01/27)	3,000	3,183,690
4.00%, 02/01/45	(Call 02/01/27)	2,000	2,112,480
5.00%, 10/01/24	(PR 10/01/21)	1,000	1,157,240
5.00%, 07/01/25		2,500	3,105,800
5.00%, 07/01/27		5,000	6,340,650
5.00%, 08/01/33	(PR 08/01/21)	7,645	8,803,294
5.50%, 08/01/18		2,570	2,681,332
5.50%, 10/01/18		400	420,392
5.50%, 10/01/19	(AMBAC)	2,355	2,580,373
Series D-2-R
1.70%, 08/01/43		1,600	1,631,280
Series E
4.00%, 04/01/46	(Call 04/01/25)	11,415	12,009,607
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,242,577
5.00%, 12/01/17		3,440	3,476,980
5.00%, 11/01/25	(AMBAC)	2,115	2,639,837
5.00%, 09/01/28	(PR 09/01/22)	4,400	5,215,320
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,881,528
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,818,125
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,435,235
Series J
5.00%, 12/01/37	(Call 12/01/26)	9,845	11,713,778
Commonwealth of Massachusetts RB
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,449,116
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	2,023,200
Series A
5.50%, 06/01/21	(AGM)	4,545	5,291,562
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
4.00%, 06/01/45	(Call 06/01/25)	2,500	2,648,550
5.00%, 06/01/25	(PR 06/01/21)	1,050	1,202,933
5.00%, 06/01/41	(Call 06/01/26)	7,000	8,223,110
5.00%, 06/01/44	(Call 06/01/24)	3,000	3,489,390

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		$7,000	$7,801,010
5.00%, 07/01/28		130	164,269
5.00%, 07/01/31		2,870	3,665,908
5.25%, 07/01/21		765	885,396
5.25%, 07/01/28		1,450	1,866,918
5.25%, 07/01/30		3,635	4,724,228
5.25%, 07/01/34	(PR 07/01/18)	15,010	15,573,775
Series B
5.25%, 07/01/19		1,395	1,506,140
5.25%, 07/01/21		2,120	2,453,646
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,035,400
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,536,730
5.50%, 07/01/18		2,180	2,265,827
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		2,000	2,077,400
5.00%, 08/01/20		1,800	2,010,024
5.00%, 08/01/24		1,000	1,232,690
5.00%, 08/01/26		2,000	2,518,320
5.25%, 08/01/19		1,500	1,625,640
5.25%, 08/01/20		1,000	1,123,240
5.25%, 08/01/21		500	580,400
Series 2017
5.00%, 08/01/21		4,000	4,609,920
Series A
5.25%, 08/01/19		1,000	1,083,760
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)	1,000	783,910
5.00%, 01/01/20	(ETM)	140	147,144
Series C
0.00%, 01/01/18	(NPFGC)	2,000	1,994,080
Massachusetts Development Finance Agency RB
5.00%, 01/01/41	(Call 01/01/25)	1,000	1,101,670
Series A
4.00%, 07/15/36	(Call 07/15/26)	4,000	4,417,680
5.00%, 07/15/22		1,000	1,183,280

Security		Principal (000s)	Value
5.00%, 07/15/28	(Call 07/15/26)	$2,000	$2,495,160
5.00%, 07/15/33	(Call 07/15/26)	3,000	3,643,950
5.00%, 07/15/36		1,490	1,965,370
5.00%, 07/15/40		4,000	5,340,880
5.00%, 01/01/47	(Call 01/01/27)	1,500	1,682,850
Series BB1
5.00%, 10/01/46	(Call 10/01/26)	1,750	2,020,410
Series P
5.00%, 07/01/43	(Call 07/01/23)	3,225	3,725,359
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/23	(Call 08/15/22)	1,500	1,769,295
5.00%, 08/15/26	(Call 08/15/22)	1,075	1,264,877
5.00%, 08/15/30	(Call 08/15/22)	3,135	3,663,874
5.00%, 05/15/43	(Call 05/15/23)	7,810	8,944,715
Series B
4.00%, 01/15/45	(Call 01/15/25)	2,000	2,096,240
5.00%, 10/15/19		1,000	1,086,670
5.00%, 10/15/21		1,035	1,199,358
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,172,810
5.00%, 08/15/29	(Call 08/15/22)	7,860	9,191,091
5.00%, 08/15/30	(Call 08/15/22)	8,235	9,624,244
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,139,340
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,119,050
5.00%, 11/15/46	(Call 11/15/26)	9,560	11,238,927
Series C
4.00%, 08/15/36	(Call 08/15/25)	1,000	1,068,110
5.00%, 08/15/27	(Call 08/15/25)	2,000	2,453,120
5.00%, 08/15/37	(Call 08/15/25)	3,000	3,523,830
Massachusetts State College Building Authority RB
Series B
5.00%, 05/01/43	(Call 05/01/22) (GTD)	750	852,263
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series B
5.00%, 01/01/18		720	729,936
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,373,012
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,077,540

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/23		$1,500	$1,818,330
5.00%, 08/01/40	(PR 08/01/20)	3,475	3,879,942
Series B
5.00%, 08/01/36	(PR 08/01/21)	1,000	1,151,101
5.00%, 08/01/39	(PR 08/01/19)	2,445	2,637,079
5.25%, 08/01/23	(AGM)	1,000	1,227,070
5.25%, 08/01/25	(AGM)	2,500	3,172,600
5.25%, 08/01/26	(AGM)	1,100	1,413,423
5.25%, 08/01/28	(AGM)	1,000	1,297,830
5.25%, 08/01/30		2,000	2,627,420
5.25%, 08/01/31	(AGM)	800	1,057,224
Series B-1
5.00%, 08/01/21	(PR 08/01/19)	90	97,070
5.00%, 08/01/21	(Call 08/01/19)	410	441,943
Series C
5.00%, 08/01/32	(Call 08/01/26)	6,485	7,842,700
5.00%, 08/01/34	(Call 08/01/26)	5,000	5,997,900
5.25%, 08/01/42	(Call 08/01/21)	1,000	1,142,420
Series J
5.50%, 08/01/21	(AGM)	2,155	2,525,940
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,289,220
University of Massachusetts Building Authority RB
Series 1
4.00%, 11/01/45	(Call 11/01/25)	2,500	2,631,625
5.00%, 11/01/40	(Call 11/01/25)	2,500	2,912,825
5.00%, 11/01/44	(Call 11/01/24)	2,695	3,134,474

			464,161,808
MICHIGAN — 0.90%
Detroit City School District GO Series A
5.25%, 05/01/30	(AGM)	2,500	3,081,150
Great Lakes Water Authority Sewage Disposal System Revenue RB
5.00%, 07/01/34	(Call 07/01/26)	2,000	2,306,620

Security		Principal (000s)	Value
Great Lakes Water Authority Water Supply System Revenue RB Series A
5.00%, 07/01/46	(Call 07/01/26)	$3,000	$3,422,430
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	6,050	6,509,134
5.00%, 07/01/21	(Call 07/01/18)	4,500	4,659,885
Series A
5.00%, 07/01/18		2,000	2,070,640
5.00%, 01/01/19		2,625	2,770,189
5.00%, 07/01/19		8,430	9,066,549
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	1,805,169
Series C-3
5.00%, 07/01/24	(AGM)	1,000	1,190,710
5.00%, 07/01/32	(Call 07/01/24) (AGM)	1,000	1,143,280
Series D1
5.00%, 07/01/22	(AGM)	1,000	1,159,810
Series D2
5.00%, 07/01/26	(Call 07/01/24) (AGM)	1,000	1,173,280
Michigan State Building Authority RB
Series I
5.00%, 04/15/20		1,500	1,654,110
5.00%, 04/15/28	(Call 10/15/25)	3,000	3,586,350
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,164,190
5.00%, 10/15/30	(Call 10/15/26)	3,000	3,608,460
5.00%, 04/15/38	(Call 10/15/25)	3,000	3,450,540
5.00%, 04/15/41	(Call 10/15/26)	1,000	1,151,650
5.00%, 10/15/51	(Call 10/15/26)	2,500	2,844,975
Series II
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,257,220
State of Michigan GO
Series A
5.00%, 05/01/19	(Call 05/01/18)	230	236,622
5.00%, 11/01/20	(PR 11/01/18)	760	797,042
5.25%, 11/01/22	(PR 11/01/18)	200	210,328
State of Michigan RB
5.00%, 03/15/23		1,000	1,191,450
5.00%, 03/15/24		4,000	4,846,560
5.00%, 03/15/26		2,500	3,100,625

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 03/15/27		$300	$375,495
5.25%, 09/15/20	(PR 09/15/17) (AGM)	1,310	1,312,319
5.25%, 09/15/21	(PR 09/15/17) (AGM)	2,240	2,243,965
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20	(Call 11/01/19)	2,820	3,066,017
University of Michigan RB Series A
5.00%, 04/01/23		1,500	1,806,720

			79,263,484
MINNESOTA — 0.82%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A
5.00%, 01/01/26		1,215	1,512,468
Series C
5.00%, 01/01/41	(Call 01/01/27)	1,500	1,762,605
5.00%, 01/01/46	(Call 01/01/27)	4,000	4,675,280
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,000	1,101,220
Series B
5.00%, 03/01/19		510	541,850
State of Minnesota GO
Series 2010-D
5.00%, 08/01/22	(Call 08/01/20)	1,650	1,841,598
Series A
5.00%, 08/01/18		700	727,076
5.00%, 08/01/19		2,770	2,987,777
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,782,848
Series B
5.00%, 08/01/18		9,800	10,180,926
Series D
5.00%, 08/01/18		3,000	3,116,230
5.00%, 08/01/20		1,725	1,924,686
5.00%, 08/01/21		4,650	5,355,173
5.00%, 08/01/22		3,000	3,550,830
5.00%, 08/01/23		4,000	4,843,800
5.00%, 08/01/24		7,000	8,634,010
5.00%, 08/01/25		2,000	2,501,780
5.00%, 08/01/26		3,000	3,800,040

Security		Principal (000s)	Value
Series F
5.00%, 10/01/17		$5,430	$5,449,494
5.00%, 10/01/20		1,500	1,682,925
Series H
5.00%, 11/01/19		500	544,220
State of Minnesota RB
Series B
5.00%, 03/01/19		500	530,940
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,154,140
Western Minnesota Municipal Power Agency RB Series A
5.00%, 01/01/46	(Call 01/01/24)	2,000	2,288,600

			72,490,516
MISSISSIPPI — 0.15%
State of Mississippi GO
Series A
4.00%, 10/01/36	(Call 10/01/27)	1,000	1,083,720
5.00%, 10/01/27		1,000	1,261,500
5.00%, 10/01/31	(PR 10/01/21)	1,000	1,156,160
5.00%, 10/01/32	(Call 10/01/27)	1,850	2,256,241
5.00%, 10/01/36	(PR 10/01/21)	1,000	1,156,160
Series C
5.00%, 10/01/19		1,075	1,166,569
5.00%, 10/01/24		1,000	1,226,620
5.00%, 10/01/27	(Call 10/01/25)	3,420	4,191,518

			13,498,488
MISSOURI — 0.37%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB
Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,320,620
City of Kansas City MO RB Series C
5.25%, 04/01/40	(PR 04/01/18)	500	513,040
City of Springfield MO Public Utility Revenue RB
4.00%, 08/01/31	(Call 08/01/25)	2,000	2,208,180
Metropolitan St. Louis Sewer District RB
Series A
5.00%, 05/01/42	(Call 05/01/22)

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Missouri Highway & Transportation Commission RB		$5,000	$5,684,150
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	4,886,040
Series A
5.00%, 05/01/23		5,795	6,986,220
5.00%, 05/01/24		1,000	1,227,900
Series B
5.00%, 05/01/18		5,000	5,141,350
5.00%, 05/01/21		2,000	2,287,820
University of Missouri RB
Series A
5.00%, 11/01/19		1,055	1,148,463

			32,403,783
NEBRASKA — 0.13%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,140,700
Nebraska Public Power District RB
Series A-2
5.00%, 01/01/40	(Call 01/01/22)	1,000	1,119,050
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
5.00%, 02/01/49	(Call 02/01/26)	2,000	2,280,800
Omaha Public Power District RB
Series A
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,270,520
Series AA
4.00%, 02/01/34	(Call 02/01/24)	2,500	2,679,600
Series B
5.00%, 02/01/31	(Call 08/01/24)	1,000	1,195,730
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,110,560

			11,796,960
NEVADA — 0.97%
Clark County School District GOL
Series 2015D
5.00%, 06/15/28	(Call 12/15/25)	1,000	1,213,450
Series A
5.00%, 06/15/19		4,700	5,034,640
5.00%, 06/15/22		3,500	4,084,325
5.00%, 06/15/22	(PR 06/15/18)	1,500	1,550,130
5.00%, 06/15/27	(PR 06/15/18)	10,500	10,850,910

Security		Principal (000s)	Value
Series C
5.00%, 06/15/22	(PR 12/15/17)	$1,775	$1,796,797
5.00%, 06/15/26	(Call 12/15/25)	4,705	5,804,606
Clark County Water Reclamation District GOL
Series A
5.25%, 07/01/38	(PR 07/01/19)	6,050	6,530,854
County of Clark Department of Aviation RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,087,160
Series A-2
5.00%, 07/01/40	(Call 07/01/27)	4,190	4,922,286
Series B
5.00%, 07/01/18		8,760	9,064,147
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,841,267
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	536,855
5.00%, 07/01/25	(Call 07/01/19) (AGM)	2,500	2,683,325
County of Clark NV GOL
5.00%, 06/01/33	(PR 06/01/18)	1,000	1,032,150
Series B
5.00%, 11/01/27	(Call 11/01/26)	2,000	2,491,640
Las Vegas Valley Water District GOL
4.00%, 06/01/39	(Call 12/01/24)	2,000	2,108,020
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,139,650
State of Nevada GOL
5.00%, 03/01/22		1,000	1,168,880
5.00%, 12/01/25	(PR 12/01/17) (NPFGC)	5,500	5,558,245
5.00%, 06/01/27	(PR 06/01/18)	3,000	3,094,620
Series D
5.00%, 04/01/25		2,000	2,467,340
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28	(Call 06/01/26)	5,000	6,155,900

			85,217,197

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
NEW JERSEY — 4.23%
Essex County Improvement Authority RB
5.25%, 12/15/20	(ETM)	$5	$5,693
5.25%, 12/15/20		995	1,129,474
Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	1,500	1,839,585
Series C
5.13%, 11/01/18	(AGM)	1,000	1,047,390
5.25%, 11/01/20	(AGM)	700	784,875
New Jersey Building Authority RB
Series A
5.00%, 06/15/18	(ETM)	90	92,959
5.00%, 06/15/18		910	936,008
New Jersey Economic Development Authority RB
5.00%, 12/15/17	(ETM)	1,250	1,265,424
5.00%, 03/01/19	(PR 03/01/18)	2,165	2,211,310
5.00%, 06/15/19		1,055	1,109,638
5.00%, 06/15/22	(AGM)	1,500	1,708,770
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,111,020
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,091,660
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,078,820
5.00%, 06/15/26	(Call 06/15/22)	500	542,400
5.00%, 06/15/26	(Call 06/15/25)	5,000	5,581,400
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,129,821
5.25%, 06/15/31	(Call 06/15/25)	2,500	2,761,775
5.25%, 06/15/40	(Call 06/15/25)	1,000	1,099,740
Series A
5.00%, 07/01/29	(Call 10/02/17) (NPFGC)	200	201,464
Series AA
5.50%, 12/15/29	(PR 06/15/19)	165	178,809
5.50%, 12/15/29	(Call 06/15/19)	85	89,019
Series AAA
5.00%, 06/15/41	(Call 12/15/26)	1,000	1,074,480
Series B
5.00%, 11/01/19	(SAP)	1,500	1,595,550
5.00%, 11/01/20	(SAP)	4,000	4,340,200
5.00%, 11/01/23	(SAP)	2,000	2,250,120
5.00%, 11/01/26	(SAP)	2,000	2,260,180

Security		Principal (000s)	Value
Series BBB
5.00%, 06/15/23		$1,000	$1,120,810
5.50%, 06/15/30	(Call 12/15/26)	3,000	3,489,540
Series EE
5.25%, 09/01/24	(Call 03/01/21)	750	809,295
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,850	2,012,264
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	270,703
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	1,966,766
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	623,013
Series II
5.00%, 03/01/23	(Call 03/01/22)	2,000	2,194,480
5.00%, 03/01/25	(Call 03/01/22)	2,000	2,164,200
Series K
5.50%, 12/15/19	(AMBAC)	3,345	3,597,815
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,160,520
Series NN
5.00%, 03/01/19	(ETM)	3,000	3,184,080
5.00%, 03/01/21		2,000	2,180,880
5.00%, 03/01/22		4,000	4,423,520
5.00%, 03/01/24	(Call 03/01/23)	4,000	4,421,440
5.00%, 03/01/25	(Call 03/01/23)	3,590	3,937,691
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,135,700
Series PP
5.00%, 06/15/19		1,925	2,030,798
5.00%, 06/15/26	(Call 06/15/24)	3,000	3,312,690
5.00%, 06/15/27	(Call 06/15/24)	3,000	3,287,640
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,691,850
Series UU
5.00%, 06/15/40	(Call 06/15/24)	1,500	1,591,065
Series XX
5.00%, 06/15/21		2,260	2,476,418
5.00%, 06/15/22		2,000	2,221,420
Series Y
5.00%, 09/01/33	(PR 09/01/18)	820	854,932
New Jersey Educational Facilities Authority RB
Series A
5.00%, 07/01/26	(Call 07/01/24)	1,650	2,013,561

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series B
5.00%, 07/01/29	(Call 07/01/27)	$5,000	$6,299,900
New Jersey Institute of Technology/NJ RB
Series A
5.00%, 07/01/45	(Call 07/01/25)	2,500	2,829,850
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,666,750
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,129,680
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,247,820
5.00%, 01/01/38	(Call 07/01/22)	6,000	6,792,720
5.00%, 01/01/43	(Call 07/01/22)	14,970	16,859,813
Series B
5.00%, 01/01/19		5,180	5,460,083
5.00%, 01/01/21		1,000	1,126,590
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,174,810
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,330,660
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,895,375
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,616,790
Series E
5.25%, 01/01/40	(PR 01/01/19)	2,500	2,646,875
Series I
5.00%, 01/01/35	(PR 01/01/20)	1,760	1,925,792
New Jersey Transit Corp. COP
5.00%, 09/15/17	(ETM) (NPFGC-FGIC)	690	691,152
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/18		1,500	1,553,805
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		2,360	2,532,516
5.25%, 12/15/21	(NPFGC)	695	783,487
Series A
0.00%, 12/15/25		2,085	1,512,084
0.00%, 12/15/28		4,140	2,573,258
0.00%, 12/15/29		3,290	1,937,152
0.00%, 12/15/30		1,000	558,790
0.00%, 12/15/31		5,025	2,671,792
0.00%, 12/15/32		400	202,268
0.00%, 12/15/33		930	446,195

Security		Principal (000s)	Value
0.00%, 12/15/34		$1,055	$479,782
0.00%, 12/15/35		11,710	5,042,794
0.00%, 12/15/36		3,750	1,533,488
0.00%, 12/15/37		700	271,124
0.00%, 12/15/38		4,145	1,522,624
0.00%, 12/15/39		8,700	3,029,079
0.00%, 12/15/40		2,500	826,425
4.75%, 12/15/37	(Call 12/15/17) (AMBAC)	525	529,205
5.00%, 06/15/18		1,000	1,028,980
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	1,917,917
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,271,350
5.25%, 12/15/20		3,080	3,381,008
5.25%, 12/15/21		860	960,637
5.25%, 12/15/21	(ETM) (NPFGC)	5	5,877
5.25%, 12/15/22		700	793,478
5.50%, 12/15/21		2,910	3,280,036
5.50%, 12/15/22		4,200	4,812,528
5.50%, 12/15/23		1,500	1,737,210
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	425,796
Series A-1
5.00%, 06/15/19		2,350	2,483,362
5.00%, 06/15/20		1,700	1,833,756
5.00%, 06/15/21		1,950	2,134,587
5.00%, 06/15/24		1,000	1,127,630
5.00%, 06/15/28	(Call 06/15/26)	3,750	4,177,950
5.00%, 06/15/29	(Call 06/15/26)	1,870	2,069,043
5.00%, 06/15/30	(Call 06/15/26)	1,000	1,099,670
Series A-2
5.00%, 06/15/21	(Call 06/15/18)	2,600	2,677,662
5.00%, 06/15/22	(Call 06/15/18)	3,000	3,087,030
5.00%, 06/15/23	(Call 06/15/18)	3,000	3,085,110
5.00%, 06/15/24	(Call 06/15/18)	1,750	1,796,690
5.00%, 06/15/29	(Call 06/15/18)	4,000	4,094,600
5.00%, 06/15/30	(Call 06/15/18)	2,000	2,046,660
5.00%, 06/15/31	(Call 06/15/18)	3,000	3,068,820
Series AA
4.00%, 06/15/27	(Call 06/15/22) (SAP)	1,500	1,539,720
5.00%, 06/15/20		85	91,657

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 06/15/22		$1,000	$1,113,100
5.00%, 06/15/22	(SAP)	1,275	1,419,203
5.00%, 06/15/23	(Call 06/15/22) (SAP)	5,850	6,467,292
5.00%, 06/15/25	(Call 06/15/24)	1,000	1,115,250
5.00%, 06/15/38	(Call 06/15/24)	3,000	3,207,930
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,055,920
5.00%, 06/15/45	(Call 06/15/25)	2,500	2,672,650
5.25%, 06/15/41	(Call 06/15/25)	1,000	1,089,870
Series B
5.00%, 06/15/20		1,075	1,159,194
5.00%, 06/15/42	(Call 06/15/21)	8,975	9,367,297
5.25%, 06/15/22	(Call 06/15/21)	560	615,748
5.25%, 12/15/22	(AMBAC)	1,900	2,134,593
5.25%, 06/15/36	(Call 06/15/21)	2,000	2,115,060
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,327,720
5.50%, 12/15/21	(NPFGC)	500	568,755
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,086,620
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,303,745
0.00%, 12/15/28	(AMBAC)	3,130	2,026,800
0.00%, 12/15/30	(NPFGC)	3,500	2,076,410
0.00%, 12/15/31	(NPFGC-FGIC)	2,000	1,134,100
0.00%, 12/15/32	(AGM)	5,000	2,749,500
0.00%, 12/15/35	(AMBAC)	3,990	1,832,527
5.50%, 12/15/17	(AGM)	2,385	2,416,029
Series D
5.00%, 12/15/23		2,330	2,631,595
5.00%, 12/15/24		2,145	2,424,815
5.00%, 06/15/32	(Call 12/15/24)	8,500	9,205,500
5.25%, 12/15/23		3,525	4,031,860
New Jersey Turnpike Authority RB
Series A
5.00%, 01/01/28	(Call 07/01/24)	5,010	5,979,485
5.00%, 01/01/29	(Call 01/01/27)	2,000	2,428,720
5.00%, 01/01/33	(Call 01/01/27)	2,000	2,371,760
5.00%, 01/01/34	(Call 01/01/26)	2,000	2,326,560
Series B
5.00%, 01/01/20		1,745	1,904,720
5.00%, 01/01/28		1,750	2,175,022
5.00%, 01/01/31	(Call 01/01/28)	4,500	5,454,810
Series E
5.00%, 01/01/34	(Call 01/01/25)	2,000	2,330,140
5.00%, 01/01/45	(Call 01/01/25)	12,045	13,824,649

Security		Principal (000s)	Value
Series H
5.00%, 01/01/36	(PR 01/01/19)	$525	$554,180
5.00%, 01/01/36	(Call 01/01/19)	975	1,025,047
Series I
5.00%, 01/01/31	(PR 01/01/20)	1,870	2,046,622
5.00%, 01/01/31	(Call 01/01/20)	100	108,402
State of New Jersey GO
5.00%, 06/01/27	(Call 06/01/25)	2,000	2,304,940
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,685,055
Series L
5.25%, 07/15/19	(AMBAC)	420	451,416
Series Q
5.00%, 08/15/19		1,000	1,072,980
5.00%, 08/15/20		1,000	1,100,810
5.00%, 08/15/21	(Call 08/15/20)	500	550,405
Series T
5.00%, 06/01/22		2,000	2,290,740

			372,755,513
NEW MEXICO — 0.14%
New Mexico Finance Authority RB
Series B
5.00%, 06/15/20		500	555,660
5.00%, 06/15/23	(Call 06/15/20)	3,260	3,615,177
State of New Mexico GO
Series B
5.00%, 03/01/21		3,500	3,975,650
State of New Mexico Severance Tax Permanent Fund RB
Series B
4.00%, 07/01/20		2,000	2,168,940
4.00%, 07/01/23		1,800	2,061,828

			12,377,255
NEW YORK — 21.91%
Battery Park City Authority RB
Series A
5.00%, 11/01/22		500	600,315
5.00%, 11/01/24	(Call 11/01/23)	1,550	1,923,318
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33		500	267,700
6.38%, 07/15/43	(PR 01/15/20)	1,875	2,117,681
City of New York NY GO
5.00%, 08/01/18	(Call 10/02/17)	1,985	1,986,925

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 10/01/18	(PR 10/01/17)	$475	$476,686
5.00%, 10/01/20	(PR 10/01/17)	455	456,615
5.00%, 10/01/22	(PR 10/01/17)	770	772,734
5.00%, 10/01/22	(Call 10/02/17)	35	35,125
5.00%, 10/01/24	(PR 10/01/17) (AGM)	2,150	2,157,632
5.00%, 10/01/24	(Call 10/02/17) (AGM)	105	105,369
5.00%, 08/01/26	(Call 08/01/25)	1,750	2,160,007
Series A
4.00%, 08/01/18		3,250	3,344,640
5.00%, 08/01/18		20,470	21,252,568
5.00%, 08/01/20		4,000	4,458,160
5.00%, 08/01/21		5,265	6,048,485
5.00%, 08/01/23		2,500	3,013,125
5.00%, 08/01/24		3,500	4,280,885
5.00%, 08/01/28	(Call 08/01/27)	1,500	1,872,210
5.00%, 08/01/31	(Call 08/01/24)	2,500	2,939,800
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,169,630
Series A-1
5.00%, 08/01/30	(Call 08/01/21)	500	569,545
5.00%, 08/01/30	(Call 08/01/26)	1,660	2,009,148
5.00%, 08/01/31	(Call 08/01/21)	710	806,716
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,133,360
5.00%, 10/01/32	(Call 10/01/22)	4,635	5,385,360
5.00%, 08/01/38	(Call 08/01/26)	3,000	3,530,490
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,058,356
Series B
5.00%, 08/01/18		6,950	7,215,698
5.00%, 08/01/20		1,600	1,783,264
Series B-1
5.00%, 12/01/29	(Call 12/01/26)	1,000	1,224,320
5.00%, 12/01/33	(Call 12/01/26)	1,000	1,201,620
5.00%, 12/01/35	(Call 12/01/26)	7,815	9,319,622
5.00%, 12/01/38	(Call 12/01/26)	1,500	1,773,930
5.00%, 12/01/41	(Call 12/01/26)	2,750	3,220,360
5.25%, 09/01/20	(Call 09/01/18)	500	522,765
5.25%, 09/01/23	(Call 09/01/18)	1,385	1,447,214
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,044,710
Series C
5.00%, 08/01/18		2,640	2,740,927
5.00%, 08/01/19		2,500	2,694,075
5.00%, 08/01/20		2,885	3,215,448

Security		Principal (000s)	Value
5.00%, 08/01/22		$1,000	$1,180,150
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,156,780
5.00%, 08/01/26	(Call 02/01/26)	5,400	6,705,828
5.00%, 08/01/27	(Call 02/01/25)	4,000	4,839,640
5.00%, 08/01/28	(Call 02/01/25)	1,500	1,801,275
5.00%, 08/01/28	(Call 02/01/27)	1,000	1,236,880
5.25%, 08/01/18		480	499,445
Series C-1
5.00%, 10/01/18	(Call 10/02/17)	25	25,089
5.00%, 10/01/19	(PR 10/01/17)	2,190	2,197,972
5.00%, 10/01/19	(Call 10/02/17)	110	110,382
5.00%, 10/01/20	(Call 10/02/17)	25	25,086
Series D
5.00%, 08/01/18		2,000	2,076,460
5.00%, 08/01/19		4,000	4,310,520
5.00%, 08/01/22		2,000	2,360,300
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,397,200
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,970,750
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,152,910
5.00%, 10/01/26	(Call 10/01/21)	4,090	4,713,643
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,917,901
5.13%, 12/01/27	(PR 12/01/17)	910	919,946
5.13%, 12/01/27	(Call 12/01/17)	590	596,372
Series E
5.00%, 08/01/19		100	107,763
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,078,990
5.00%, 08/01/22	(Call 08/01/19)	400	431,516
5.00%, 08/01/23		3,000	3,615,750
5.00%, 08/01/25	(Call 08/01/19)	2,460	2,651,855
5.00%, 08/01/25		2,000	2,474,960
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,519,402
5.00%, 08/01/27	(Call 08/01/26)	4,140	5,138,858
Series E-1
6.25%, 10/15/28	(PR 10/15/18)	1,200	1,273,584
6.25%, 10/15/28	(Call 10/15/18)	50	53,077
Series F
5.00%, 08/01/29	(Call 02/01/22)	30	34,665
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,161,262
Series G
5.00%, 08/01/21		5,000	5,744,050
5.00%, 08/01/22	(Call 09/11/17)	1,085	1,086,324
5.00%, 08/01/22		1,500	1,770,225

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 08/01/23		$3,000	$3,615,750
5.00%, 08/01/24	(Call 09/11/17)	550	550,671
Series G-1
5.00%, 04/01/25	(Call 04/01/22)	2,500	2,913,325
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,235,538
Series H-1
5.13%, 03/01/26	(Call 03/01/19)	10,000	10,633,300
Series I
5.00%, 08/01/18		2,795	2,901,853
5.00%, 08/01/22		2,000	2,360,300
5.00%, 08/01/27	(Call 08/01/22)	19,720	23,142,998
5.00%, 03/01/30	(Call 03/01/24)	1,000	1,173,480
Series I-1
5.00%, 08/01/18		215	223,219
5.00%, 08/01/19		2,300	2,478,549
5.38%, 04/01/36	(PR 04/01/19)	1,740	1,863,992
5.38%, 04/01/36	(Call 04/01/19)	760	811,946
Series J
5.00%, 08/01/18		1,000	1,038,230
5.00%, 08/01/21		1,010	1,160,298
5.00%, 08/01/22		1,500	1,770,225
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,430,160
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	294,198
5.00%, 05/15/31	(Call 05/15/19)	1,410	1,504,794
5.00%, 05/15/31	(PR 05/15/19)	90	96,323
Series L-1
5.00%, 04/01/27	(PR 04/01/18)	120	122,990
5.00%, 04/01/27	(Call 04/01/18)	1,080	1,106,784
City of New York NY GOL
Series F-1
5.00%, 06/01/36	(Call 06/01/25)	1,100	1,280,829
County of Nassau NY GOL
Series B
5.00%, 04/01/43	(Call 04/01/23)	3,000	3,396,870
Dutchess County Local Development Corp. RB
5.00%, 07/01/42	(Call 07/01/27)	750	884,588
Hudson Yards Infrastructure Corp. RB
5.75%, 02/15/47	(PR 02/15/21)	2,105	2,439,484
5.75%, 02/15/47	(Call 02/15/21)	1,395	1,605,059

Security		Principal (000s)	Value
Series A
4.00%, 02/15/44	(Call 02/15/27)	$7,200	$7,684,848
5.00%, 02/15/22		1,285	1,503,322
5.00%, 02/15/23		1,000	1,199,140
5.00%, 02/15/26		800	999,608
5.00%, 02/15/27		1,000	1,260,860
5.00%, 02/15/31	(Call 02/15/27)	1,150	1,397,239
5.00%, 02/15/33	(Call 02/15/27)	5,000	6,009,450
5.00%, 02/15/35	(Call 02/15/27)	1,600	1,906,736
5.00%, 02/15/38	(Call 02/15/27)	3,000	3,553,140
5.00%, 02/15/39	(Call 02/15/27)	800	944,584
5.00%, 02/15/42	(Call 02/15/27)	2,300	2,705,237
5.00%, 02/15/45	(Call 02/15/27)	1,400	1,641,598
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,107,050
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,396,913
Long Island Power Authority RB
Series 2015-B
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,145,900
Series A
4.00%, 09/01/39	(Call 09/01/24) (AGM)	2,000	2,112,480
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,619,561
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,140,330
5.50%, 04/01/22	(Call 04/01/19)	500	532,920
5.50%, 05/01/33	(PR 05/01/19) (BHAC)	1,800	1,936,944
5.75%, 04/01/39	(Call 04/01/19)	3,700	3,941,351
6.00%, 05/01/33	(PR 05/01/19)	4,000	4,337,360
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	2,001,597
5.00%, 09/01/41	(Call 09/01/26)	500	583,515
5.75%, 04/01/25	(PR 04/01/19)	1,050	1,130,042
5.75%, 04/01/33	(PR 04/01/19)	1,395	1,501,341
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	1,000	1,082,590
5.00%, 11/15/29	(Call 11/15/25)	7,000	8,428,280
Series A
0.00%, 11/15/30		7,000	4,814,950
5.00%, 11/15/18		250	262,375
5.00%, 11/15/23	(Call 11/15/22)	1,500	1,780,335
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,184,670

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 11/15/26	(Call 11/15/22)	$1,535	$1,816,028
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,351,980
5.00%, 11/15/30	(Call 05/15/23)	1,110	1,299,544
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,508,994
5.00%, 11/15/41	(Call 11/15/21)	500	564,760
5.00%, 11/15/42	(Call 05/15/27)	5,000	5,891,750
5.00%, 11/15/43	(Call 05/15/23)	8,580	9,821,698
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,691,685
5.25%, 11/15/29	(Call 11/15/26)	5,000	6,278,050
5.50%, 11/15/39	(PR 11/15/18)	600	634,242
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	2,000	2,313,480
5.00%, 11/15/44	(Call 11/15/23)	7,425	8,577,954
5.00%, 11/15/45	(Call 05/15/25)	2,000	2,301,480
5.00%, 11/15/51	(Call 05/15/27)	1,500	1,737,210
5.25%, 11/15/56	(Call 05/15/26)	2,200	2,580,116
Series B
4.00%, 11/15/45	(Call 05/15/25)	2,000	2,087,560
4.50%, 11/15/37	(PR 11/15/17)	500	503,900
5.00%, 11/15/34	(PR 11/15/19)	14,175	15,461,523
5.00%, 11/15/38	(Call 05/15/23)	1,660	1,909,813
5.25%, 11/15/23	(AMBAC)	210	256,442
Series B-1
5.00%, 11/15/35	(Call 11/15/27)	1,000	1,211,880
5.25%, 11/15/57	(Call 11/15/27)	1,000	1,201,220
Series B-2
5.00%, 11/15/33	(Call 11/15/27)	7,000	8,567,510
5.00%, 11/15/38	(Call 11/15/26)	3,745	4,422,695
Series C
5.00%, 11/15/20		1,305	1,470,030
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,168,340
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,270,780
6.25%, 11/15/23	(PR 11/15/18)	2,180	2,324,011
6.25%, 11/15/23	(Call 11/15/18)	520	554,507
Series C-1
5.00%, 11/15/56	(Call 11/15/26)	4,370	5,037,386
Series C-2B
5.00%, 11/15/34	(Call 02/15/20)	1,750	1,912,558
Series D
5.00%, 11/15/21		1,000	1,158,160
5.00%, 11/15/23	(Call 11/15/17)	10,100	10,186,456
5.00%, 11/15/24	(Call 11/15/17)	3,200	3,227,296
5.00%, 11/15/30	(Call 11/15/26)	1,500	1,807,470

Security		Principal (000s)	Value
5.00%, 11/15/34	(Call 11/15/20)	$1,695	$1,885,179
5.00%, 11/15/36	(Call 11/15/21)	6,500	7,395,635
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,616,345
5.00%, 11/15/43	(Call 11/15/23)	6,000	6,939,180
5.25%, 11/15/34	(Call 11/15/20)	280	314,821
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,144,410
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	5,100	5,943,081
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	3,006,001
5.00%, 11/15/43	(Call 11/15/23)	3,050	3,527,416
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	815,130
5.00%, 11/15/18		1,615	1,696,558
5.00%, 11/15/19		1,285	1,400,149
5.00%, 11/15/24	(Call 11/15/22)	1,080	1,276,009
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,362,226
5.00%, 11/15/27	(Call 11/15/22)	10,000	11,738,000
5.00%, 11/15/30	(Call 11/15/22)	6,750	7,886,295
MTA Hudson Rail Yards Trust Obligations RB
Series A
5.00%, 11/15/46	(Call 11/15/19)	5,000	5,354,600
5.00%, 11/15/51	(Call 11/15/21)	4,000	4,406,720
5.00%, 11/15/56	(Call 11/15/23)	10,000	11,316,200
Nassau County Interim Finance Authority RB
Series 2015A
5.00%, 11/15/22		1,000	1,202,470
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	520	546,473
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	600	686,094
New York City Industrial Development Agency RB
5.00%, 03/01/31	(Call 10/02/17) (FGIC)	290	290,716

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 03/01/46	(Call 10/02/17) (FGIC)	$1,550	$1,559,424
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22) (SAW)	835	971,882
Series S-1
4.00%, 07/15/40	(Call 01/15/26) (SAW)	5,700	6,058,245
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,592,845
5.00%, 07/15/24	(Call 07/15/22) (SAW)	660	791,314
5.00%, 07/15/24	(SAW)	750	919,403
5.00%, 07/15/29	(Call 07/15/27) (SAW)	2,000	2,470,940
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,160,770
5.00%, 07/15/33	(Call 07/15/22) (SAW)	2,075	2,404,365
5.00%, 07/15/35	(Call 01/15/25) (SAW)	1,500	1,744,425
5.00%, 07/15/35	(Call 07/15/27) (SAW)	2,500	2,988,125
5.00%, 07/15/37	(Call 07/15/22) (SAW)	4,525	5,195,198
5.00%, 07/15/40	(Call 01/15/25) (SAW)	6,730	7,797,243
5.00%, 07/15/43	(Call 01/15/26) (SAW)	5,000	5,791,500
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,389,627
Series S-1A
5.00%, 07/15/19	(ETM) (SAW)	175	188,379
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,124,810
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,700,625
Series S-2
5.00%, 07/15/33	(Call 07/15/25) (SAW)	2,000	2,352,120

Security		Principal (000s)	Value
5.00%, 07/15/35	(Call 07/15/25) (SAW)	$1,500	$1,759,410
6.00%, 07/15/38	(Call 07/15/18) (SAW)	12,085	12,628,100
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	5,550	5,888,272
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,476,440
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/18		2,500	2,553,750
5.00%, 11/01/17	(ETM)	225	226,634
5.00%, 11/01/17		950	956,764
5.00%, 11/01/27	(PR 11/01/17)	2,800	2,820,804
5.00%, 08/01/28	(Call 08/01/24)	2,350	2,833,418
5.00%, 08/01/31	(Call 08/01/25)	1,300	1,557,894
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,243,310
5.00%, 05/01/32	(Call 05/01/26)	5,940	7,105,844
5.00%, 11/01/32	(Call 11/01/21)	1,125	1,293,514
5.00%, 02/01/33	(Call 02/01/25)	1,710	2,025,700
5.00%, 02/01/34	(Call 02/01/25)	1,000	1,180,130
5.00%, 05/01/34	(Call 05/01/26)	3,000	3,557,940
5.00%, 08/01/34	(Call 08/01/24)	2,500	2,957,375
5.00%, 02/01/35	(Call 02/01/25)	2,630	3,093,958
5.00%, 08/01/35	(Call 08/01/24)	2,000	2,363,080
5.00%, 08/01/37	(Call 08/01/25)	5,500	6,507,930
5.00%, 08/01/39	(Call 08/01/24)	3,300	3,855,192
5.00%, 05/01/40	(Call 05/01/26)	3,200	3,743,680
5.00%, 02/01/41	(Call 02/01/25)	13,050	15,111,900
Series A
5.00%, 11/01/20		1,000	1,124,690
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,160,300
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,159,860
5.00%, 05/01/28	(Call 05/01/19)	940	1,004,362
5.00%, 05/01/28	(PR 05/01/19)	770	822,899
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,171,310
5.00%, 11/01/38	(Call 11/01/23)	3,500	4,055,590
Series A-1
5.00%, 08/01/29	(Call 08/01/24)	1,610	1,929,633
5.00%, 05/01/36	(Call 05/01/19)	1,000	1,064,680

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 05/01/38	(Call 05/01/19)	$1,260	$1,341,497
5.00%, 08/01/38	(Call 08/01/24)	750	882,465
Series A-2
5.00%, 08/01/36	(Call 08/01/27)	3,000	3,590,970
Series B
5.00%, 11/01/18		3,085	3,235,486
5.00%, 11/01/21	(Call 11/01/19)	2,795	3,043,671
5.00%, 11/01/21	(PR 11/01/19)	5	5,441
5.00%, 02/01/27	(Call 02/01/21)	1,985	2,246,722
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,173,170
Series B-1
5.00%, 08/01/31	(Call 08/01/26)	3,500	4,220,265
5.00%, 11/01/35	(Call 11/01/25)	2,000	2,385,140
5.00%, 08/01/40	(Call 08/01/26)	2,000	2,348,460
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,321,200
Series C
5.00%, 11/01/18		1,955	2,050,365
5.00%, 11/01/20		5,960	6,703,152
5.00%, 11/01/26	(Call 05/01/24)	1,020	1,229,120
5.00%, 11/01/33	(Call 11/01/20)	6,270	6,996,944
5.00%, 11/01/39	(Call 11/01/20)	1,525	1,701,809
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,415,300
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,816,375
5.00%, 02/01/35	(Call 02/01/21)	5,645	6,313,086
Series E
5.00%, 11/01/18		1,500	1,573,170
Series E-1
4.00%, 02/01/44	(Call 02/01/27)	2,000	2,127,480
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,950,925
5.00%, 02/01/31	(Call 02/01/26)	1,000	1,195,380
5.00%, 02/01/33	(Call 02/01/27)	3,000	3,606,210
5.00%, 02/01/34	(Call 02/01/26)	5,130	6,059,505
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,273,260
5.00%, 02/01/36	(Call 02/01/27)	4,300	5,109,518
5.00%, 02/01/37	(Call 02/01/27)	7,825	9,276,772
5.00%, 02/01/38	(Call 02/01/27)	9,275	10,961,937
5.00%, 02/01/39	(Call 02/01/27)	9,805	11,561,664
5.00%, 02/01/40	(Call 02/01/26)	2,625	3,063,874
5.00%, 02/01/42	(Call 02/01/22)	5,685	6,394,715
5.00%, 02/01/43	(Call 02/01/27)	5,000	5,864,200
Series F-1
4.00%, 05/01/44	(Call 05/01/27)	1,000	1,065,170

Security		Principal (000s)	Value
5.00%, 02/01/30	(Call 02/01/23)	$2,000	$2,322,780
5.00%, 05/01/31	(Call 05/01/27)	5,000	6,086,550
5.00%, 02/01/36	(Call 02/01/23)	1,400	1,609,202
5.00%, 05/01/38	(Call 05/01/27)	5,000	5,930,400
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,833,700
Series I
5.00%, 05/01/38	(Call 05/01/23)	1,000	1,146,660
5.00%, 05/01/42	(Call 05/01/23)	8,420	9,563,604
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(PR 10/01/18)	2,000	2,091,980
New York City Water & Sewer System RB
5.00%, 06/15/21	(PR 06/15/18)	185	191,216
5.00%, 06/15/21	(Call 06/15/18)	815	843,264
5.00%, 06/15/26	(Call 06/15/21)	4,630	5,299,220
5.00%, 06/15/29	(Call 12/15/19)	3,750	4,100,512
5.00%, 06/15/29	(PR 06/15/18)	205	211,888
5.00%, 06/15/29	(Call 06/15/18)	1,255	1,298,523
5.00%, 06/15/31	(Call 06/15/21)	485	551,110
5.00%, 06/15/32	(Call 06/15/21)	2,015	2,287,267
5.00%, 06/15/39	(Call 06/15/25)	7,775	9,088,742
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,248,340
5.00%, 06/15/46	(Call 06/15/23)	10,750	12,326,917
5.38%, 06/15/40	(Call 12/15/20)	1,005	1,138,997
5.38%, 06/15/43	(Call 12/15/20)	9,140	10,327,103
5.50%, 06/15/40	(Call 06/15/19)	10,000	10,810,800
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,134,580
Series A
5.75%, 06/15/40	(PR 06/15/18)	115	119,541
5.75%, 06/15/40	(Call 06/15/18)	385	400,415
Series AA
5.00%, 06/15/22	(PR 06/15/18)	1,400	1,446,928
5.00%, 06/15/44	(Call 06/15/21)	8,200	9,118,236
5.00%, 06/15/44	(Call 06/15/24)	2,000	2,302,260
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,277,621
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,074,150
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,372,537
5.00%, 06/15/47	(Call 12/15/22)	11,260	12,789,446
Series CC
5.00%, 06/15/34	(Call 06/15/18)	3,700	3,820,657
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,395,200

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 06/15/46	(Call 06/15/26)	$3,700	$4,311,351
5.00%, 06/15/47	(Call 06/15/23)	14,985	17,165,767
Series CC-1
4.00%, 06/15/33	(Call 12/15/26)	1,250	1,377,275
5.00%, 06/15/47	(Call 06/15/24)	2,500	2,872,775
Series CC-2
5.00%, 06/15/23	(Call 12/15/21)	2,000	2,328,920
Series DD
5.00%, 06/15/32	(Call 06/15/18)	900	929,349
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,651,730
5.00%, 06/15/36	(Call 06/15/24)	4,000	4,702,600
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,158,560
5.00%, 06/15/47	(Call 12/15/26)	1,500	1,754,835
Series EE
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,440,163
5.00%, 06/15/36	(Call 06/15/24)	3,600	4,247,244
5.00%, 06/15/45	(Call 06/15/24)	3,700	4,279,161
5.00%, 06/15/47	(Call 06/15/23)	6,000	6,873,180
5.25%, 06/15/40	(Call 06/15/19)	9,675	10,395,110
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,126,570
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	758,656
Series GG
5.00%, 06/15/37	(Call 06/15/25)	1,815	2,137,072
5.00%, 06/15/39	(Call 06/15/25)	5,780	6,756,647
5.00%, 06/15/43	(Call 06/15/21)	9,330	10,429,167
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,582,145
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	1,500	1,736,805
5.00%, 11/15/45	(Call 11/15/25)	1,000	1,152,330
Series A
0.00%, 11/15/47		2,500	801,925
0.00%, 11/15/55		2,500	549,675
5.00%, 11/15/46	(Call 11/15/26)	1,500	1,746,240
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21)	5,040	5,704,927
5.25%, 12/15/43	(Call 12/15/21)	100	113,865
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,037,210

Security		Principal (000s)	Value
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/18		$1,090	$1,117,261
5.00%, 04/01/20	(Call 04/01/18)	225	230,679
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	2,030	2,046,260
New York Power Authority (The) RB
Series A
5.00%, 11/15/22		1,000	1,192,520
5.00%, 11/15/38	(Call 11/15/21)	1,000	1,128,590
Series C
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	504,425
New York State Dormitory Authority RB
4.00%, 05/15/20		1,350	1,457,933
5.00%, 03/15/18		4,740	4,848,830
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,070,880
5.00%, 03/15/25		3,000	3,731,760
5.00%, 03/15/33	(Call 03/15/24)	5,000	5,921,800
5.00%, 02/15/35	(Call 02/15/20)	15	16,309
5.50%, 05/01/37	(PR 05/01/19)	850	914,379
5.75%, 05/01/37	(PR 05/01/19)	435	469,739
Series 1
5.50%, 07/01/40	(AMBAC)	530	728,819
Series 2014
5.00%, 02/15/20		4,000	4,396,120
Series 2015-B
5.00%, 03/15/31	(Call 09/15/25)	5,000	5,989,700
5.00%, 03/15/34	(Call 09/15/25)	4,635	5,488,906
Series A
4.00%, 05/15/18		2,000	2,045,220
5.00%, 05/15/18		1,080	1,112,000
5.00%, 03/15/20		1,000	1,103,210
5.00%, 05/15/20		3,000	3,319,740
5.00%, 12/15/20		5,200	5,875,324
5.00%, 02/15/21		4,000	4,538,800
5.00%, 12/15/21		1,500	1,744,635
5.00%, 03/15/22		4,300	5,038,839
5.00%, 03/15/23		3,000	3,590,250
5.00%, 02/15/24		3,000	3,650,490

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 05/15/25	(Call 05/15/22)	$1,000	$1,169,490
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,559,500
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,393,120
5.00%, 02/15/26		3,000	3,740,550
5.00%, 12/15/26	(Call 12/15/22)	16,565	19,663,649
5.00%, 02/15/27		2,000	2,520,000
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,801,170
5.00%, 03/15/27	(PR 03/15/18)	6,000	6,137,640
5.00%, 03/15/27	(Call 09/15/26)	5,400	6,794,442
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,410,080
5.00%, 03/15/28	(PR 03/15/19)	8,000	8,507,760
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,397,480
5.00%, 03/15/30	(Call 03/15/25)	2,700	3,222,504
5.00%, 03/15/31	(Call 03/15/24)	4,000	4,750,960
5.00%, 06/15/31	(Call 12/15/22)	6,465	7,614,865
5.00%, 03/15/34	(Call 03/15/27)	2,000	2,418,220
5.00%, 03/15/35	(Call 03/15/25)	1,000	1,172,300
5.00%, 02/15/36	(Call 02/15/27)	1,500	1,787,565
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,413,920
5.00%, 02/15/38	(Call 02/15/27)	3,000	3,550,380
5.00%, 03/15/38	(Call 03/15/23)	3,395	3,874,815
5.00%, 02/15/39	(PR 02/15/19)	3,600	3,815,637
5.00%, 02/15/39	(Call 02/15/19)	225	237,816
5.00%, 07/01/39	(PR 07/01/19)	2,070	2,223,553
5.00%, 02/15/40	(Call 08/15/26)	3,000	3,516,960
5.00%, 02/15/41	(Call 08/15/26)	1,920	2,247,533
5.00%, 07/01/41	(Call 07/01/21)	500	559,495
5.00%, 03/15/42	(Call 03/15/27)	2,500	2,955,300
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,129,160
5.00%, 02/15/43	(Call 02/15/23)	3,500	3,966,515
5.00%, 03/15/43	(Call 03/15/27)	11,000	12,983,190
5.00%, 03/15/44	(Call 03/15/24)	11,170	13,020,646
5.25%, 05/15/21		1,000	1,126,720
5.50%, 07/01/18	(NPFGC-FGIC)	415	431,197
5.75%, 07/01/27	(NPFGC)	500	627,245
Series A-2
5.00%, 10/01/46	(Call 04/01/26)	1,000	1,176,810
Series B
5.00%, 03/15/19		1,020	1,086,259
5.00%, 03/15/21		1,500	1,706,415
5.00%, 02/15/25		1,000	1,234,310

Security		Principal (000s)	Value
5.00%, 03/15/28	(PR 03/15/19)	$780	$829,507
5.00%, 02/15/31	(Call 02/15/25)	8,995	10,650,170
5.00%, 02/15/34	(Call 02/15/25)	6,120	7,172,946
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,723,125
5.00%, 02/15/38	(Call 02/15/25)	1,000	1,163,170
5.00%, 02/15/41	(Call 02/15/25)	3,040	3,538,256
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,305,935
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,295,360
5.50%, 03/15/26	(AMBAC)	845	1,091,115
5.50%, 03/15/27	(AMBAC)	3,375	4,423,511
Series C
5.00%, 03/15/19	(PR 03/15/18)	4,200	4,296,348
5.00%, 03/15/20	(PR 03/15/18)	23,000	23,527,620
5.00%, 03/15/22		1,000	1,170,650
5.00%, 03/15/24	(PR 03/15/18)	280	286,423
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,187,740
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,184,360
5.00%, 03/15/34	(Call 03/15/21)	1,375	1,547,453
5.00%, 03/15/35	(Call 03/15/24)	5,390	6,340,311
5.00%, 03/15/37	(Call 03/15/24)	2,000	2,341,960
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,167,660
5.00%, 03/15/41	(Call 03/15/21)	7,510	8,377,330
5.00%, 03/15/44	(Call 03/15/24)	10,000	11,571,200
Series D
5.00%, 06/15/18	(ETM)	865	893,917
5.00%, 06/15/18		755	780,564
5.00%, 02/15/19		2,700	2,866,212
5.00%, 02/15/23		2,000	2,388,960
5.00%, 02/15/24		2,000	2,433,660
5.00%, 02/15/28	(Call 08/15/26)	1,500	1,854,990
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,056,320
Series E
4.00%, 02/15/34	(Call 02/15/25)	1,445	1,556,901
5.00%, 02/15/23		1,000	1,194,480
5.00%, 02/15/24		1,095	1,332,429
5.00%, 03/15/31	(Call 09/15/25)	6,895	8,254,211
5.00%, 02/15/35	(PR 02/18/20) (Call 02/15/20)	985	1,081,786
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46	(Call 06/15/26)	2,500	2,661,950
5.00%, 06/15/41	(Call 06/15/26)	2,050	2,434,272

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series A
5.00%, 06/15/19		$2,000	$2,149,380
5.00%, 06/15/22		1,020	1,208,210
5.00%, 06/15/23	(Call 06/15/22)	1,170	1,374,188
5.00%, 06/15/24	(Call 06/15/22)	750	880,890
5.00%, 06/15/42	(Call 06/15/27)	2,500	2,989,250
Series B
5.00%, 06/15/31	(Call 06/15/21)	2,295	2,616,966
5.00%, 06/15/37	(Call 06/15/18)	10	10,327
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,264,680
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		500	570,510
5.00%, 04/01/22		1,610	1,890,897
5.00%, 04/01/30	(Call 04/01/22)	500	577,710
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,259,580
Series B
5.00%, 04/01/19	(PR 10/01/18)	150	156,705
5.00%, 04/01/19	(Call 10/01/18)	480	502,325
5.00%, 04/01/20	(PR 10/01/18)	190	198,493
5.00%, 04/01/20	(Call 10/01/18)	230	240,672
New York State Thruway Authority RB
5.00%, 04/01/18		805	825,085
5.00%, 04/01/19		550	586,267
5.00%, 01/01/29	(Call 01/01/25)	2,000	2,387,740
5.00%, 01/01/32	(Call 01/01/25)	5,365	6,305,538
Series A
4.00%, 01/01/56	(Call 01/01/26)	1,000	1,034,290
5.00%, 03/15/18	(Call 09/15/17)	1,000	1,001,670
5.00%, 05/01/19		25,180	26,863,535
5.00%, 05/01/19	(AGM)	1,230	1,312,238
5.00%, 03/15/21	(Call 09/15/20)	1,000	1,121,660
5.00%, 03/15/26	(Call 09/15/21)	1,495	1,725,110
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,288,240
5.00%, 01/01/46	(Call 01/01/26)	4,000	4,563,680
5.00%, 01/01/51	(Call 01/01/26)	5,000	5,665,300
Series B
5.00%, 04/01/27	(PR 10/01/17)	8,560	8,590,730
5.50%, 04/01/20	(AMBAC)	620	692,912
Series C
5.25%, 03/15/19		2,000	2,137,560

Security		Principal (000s)	Value
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	$3,210	$3,255,068
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	4,590	4,654,122
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,297,843
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	730,015
Series I
5.00%, 01/01/28	(Call 01/01/22)	12,000	13,815,480
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,136,380
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,245,160
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,560	3,065,165
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,252,420
New York State Urban Development Corp. RB
5.00%, 12/15/17		3,890	3,938,742
5.00%, 12/15/17	(ETM)	675	683,323
5.00%, 12/15/18		265	279,533
5.00%, 12/15/18	(ETM)	85	89,615
5.00%, 03/15/27	(Call 03/15/24)	1,000	1,204,080
5.00%, 03/15/28	(PR 03/15/19)	220	233,999
5.00%, 03/15/28	(Call 03/15/19)	30	31,873
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,385,760
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,174,420
5.00%, 03/15/34	(Call 03/15/24)	2,300	2,694,795
5.50%, 03/15/20	(NPFGC)	1,560	1,740,539
5.50%, 03/15/24	(NPFGC)	1,090	1,363,023
Series A
5.00%, 03/15/19		2,000	2,129,920
5.00%, 03/15/20		4,050	4,463,667
5.00%, 03/15/21		2,000	2,275,220
5.00%, 03/15/22		2,000	2,341,300
5.00%, 03/15/23		11,800	14,121,650
5.00%, 03/15/25		5,000	6,179,550
5.00%, 03/15/26		1,000	1,248,270
5.00%, 03/15/27	(Call 03/15/26)	2,500	3,099,275
5.00%, 03/15/30	(Call 03/15/27)	10,000	12,223,900
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,125,420
5.00%, 03/15/31	(Call 03/15/26)	2,000	2,392,480
5.00%, 03/15/32	(Call 03/15/27)	3,000	3,630,150

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 03/15/32	(Call 09/15/25)	$1,000	$1,194,700
5.00%, 03/15/33	(Call 03/15/27)	5,000	6,036,100
5.00%, 03/15/35	(Call 09/15/25)	1,525	1,803,511
5.00%, 03/15/35	(Call 03/15/27)	5,000	5,979,950
Series A-1
5.00%, 03/15/27	(Call 03/15/23)	3,725	4,402,391
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,383,337
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,531,920
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,792,005
Series B
5.25%, 01/01/24	(Call 07/01/18)	250	259,338
Series B-1
5.00%, 03/15/36	(PR 03/15/19)	2,000	2,127,260
Series C
5.00%, 03/15/19		10,300	10,969,088
5.00%, 03/15/21		2,000	2,275,220
5.00%, 12/15/21	(Call 12/15/19)	2,000	2,185,940
Series D
5.00%, 03/15/21		5,000	5,688,050
5.00%, 03/15/22		2,000	2,341,300
5.00%, 03/15/23		3,000	3,590,250
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,058,750
5.25%, 01/01/21	(Call 01/01/19)	500	529,240
5.50%, 01/01/19		1,515	1,607,976
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,323,460
Series E
5.00%, 03/15/20		1,200	1,322,568
5.00%, 03/15/21		2,370	2,696,136
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,381,440
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22)	2,000	2,138,140
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,057,190
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	206,591
4.50%, 09/15/39	(Call 09/15/19)	750	796,230
4.75%, 07/15/31	(Call 07/15/18)	1,870	1,930,102
4.75%, 07/15/33	(Call 07/15/18)	285	293,807
5.00%, 07/15/33	(Call 01/15/21)	2,250	2,513,227
5.00%, 07/15/35	(Call 07/15/20)	730	805,599
5.00%, 09/01/36	(Call 09/01/24)	4,770	5,581,520
5.00%, 09/15/36	(Call 09/15/19)	2,500	2,691,725

Security		Principal (000s)	Value
5.00%, 11/15/37	(Call 11/15/17)	$1,000	$1,008,790
5.00%, 07/15/38	(Call 07/15/18)	125	129,389
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,230,056
5.00%, 10/15/39	(Call 10/15/19)	1,000	1,077,790
5.00%, 01/15/41	(Call 01/15/21)	4,390	4,889,758
5.00%, 04/15/57	(Call 04/15/27)	3,000	3,481,440
Series 163
5.00%, 07/15/32	(Call 07/15/20)	1,275	1,410,851
Series 179
5.00%, 12/01/18		2,035	2,141,634
5.00%, 12/01/22		1,500	1,793,370
5.00%, 06/01/33	(Call 12/01/23)	1,000	1,170,280
5.00%, 12/01/38	(Call 12/01/23)	6,615	7,699,198
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,873,500
Series 189
5.00%, 05/01/27	(Call 05/01/25)	1,200	1,465,200
5.00%, 05/01/45	(Call 05/01/25)	2,000	2,298,640
Series 194
4.00%, 10/15/45	(Call 10/15/25)	1,000	1,061,210
5.00%, 10/15/28	(Call 10/15/25)	2,000	2,450,180
5.00%, 10/15/32	(Call 10/15/25)	1,400	1,678,558
5.00%, 10/15/33	(Call 10/15/25)	3,000	3,582,180
5.00%, 10/15/41	(Call 10/15/25)	6,000	6,990,720
5.25%, 10/15/55	(Call 10/15/25)	1,000	1,167,280
Series 198
5.00%, 11/15/46	(Call 11/15/26)	4,250	4,973,860
Series 205
5.00%, 11/15/42	(Call 11/15/27)	2,000	2,376,420
5.00%, 11/15/47	(Call 11/15/27)	1,000	1,182,380
5.00%, 05/15/57	(Call 11/15/27)	2,000	2,337,540
Series 5
5.38%, 03/01/28		2,150	2,662,775
Third Series
5.00%, 07/15/39	(Call 07/15/20)	6,990	7,701,372
6.13%, 06/01/94	(Call 06/01/24)	500	623,530
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/17		1,540	1,548,100
5.00%, 10/15/18		3,800	3,979,360
5.00%, 10/15/20		2,500	2,811,775
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,480,240
5.00%, 10/15/28	(Call 10/15/24)	5,000	6,125,850

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 10/15/30	(Call 10/15/24)	$7,000	$8,486,030
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,106,561
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,106,540
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21	(NPFGC)	5,000	5,881,350
Series A
0.00%, 11/15/30		5,000	3,385,950
0.00%, 11/15/31		2,000	1,302,840
0.00%, 11/15/32		1,800	1,128,618
5.00%, 11/15/22		3,360	3,975,149
5.00%, 01/01/23	(PR 01/01/22)	555	646,853
5.00%, 01/01/23	(Call 01/01/22)	255	296,144
5.00%, 01/01/25	(Call 01/01/22)	1,000	1,159,970
5.00%, 01/01/26	(Call 01/01/22)	685	793,956
5.00%, 11/15/26	(Call 05/15/23)	2,000	2,356,800
5.00%, 01/01/27	(Call 01/01/22)	1,070	1,239,210
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,171,130
5.00%, 11/15/37	(PR 05/15/18)	3,450	3,553,396
5.00%, 11/15/42	(Call 05/15/27)	1,000	1,186,730
5.00%, 11/15/46	(Call 05/15/26)	3,900	4,552,080
5.00%, 11/15/47	(Call 05/15/27)	9,125	10,743,957
Series B
0.00%, 11/15/32		3,360	2,145,461
5.00%, 11/15/18		1,000	1,051,370
5.00%, 11/15/19		3,000	3,275,400
5.00%, 11/15/20		5,135	5,808,712
5.00%, 11/15/21		30	35,024
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,186,890
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,605,973
5.00%, 11/15/27	(Call 11/15/22)	1,600	1,894,592
5.00%, 11/15/31	(Call 05/15/27)	1,000	1,222,910
5.00%, 11/15/37	(Call 05/15/27)	2,000	2,397,920
5.00%, 11/15/38	(Call 05/15/27)	1,360	1,622,888
Series C
5.00%, 11/15/33	(PR 11/15/18)	630	662,187
5.00%, 11/15/33	(Call 11/15/18)	390	409,699
5.00%, 11/15/38	(PR 11/15/18)	475	499,268
5.00%, 11/15/38	(Call 11/15/18)	300	314,223

Security		Principal (000s)	Value
Series D
5.00%, 11/15/27	(PR 11/15/18)	$1,540	$1,618,679
5.00%, 11/15/27	(Call 11/15/18)	960	1,007,654
5.00%, 11/15/31	(PR 11/15/18)	1,850	1,944,516
5.00%, 11/15/31	(Call 11/15/18)	1,150	1,202,820
Utility Debt Securitization Authority RB
5.00%, 12/15/33	(Call 12/15/25)	10,640	12,778,640
5.00%, 12/15/36	(Call 12/15/25)	5,250	6,252,907
5.00%, 12/15/37	(Call 12/15/25)	7,780	9,253,299
Series A
5.00%, 06/15/28	(Call 06/15/26)	2,000	2,486,800
Series B
5.00%, 06/15/23	(Call 06/15/21)	1,600	1,832,848
5.00%, 12/15/33	(Call 06/15/26)	450	545,373
Series TE
5.00%, 12/15/30	(Call 12/15/23)	6,500	7,800,780
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,515,730
5.00%, 12/15/41	(Call 12/15/23)	5,905	6,878,498

			1,931,552,702
NORTH CAROLINA — 1.71%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,066,800
Series B
5.00%, 07/01/38	(Call 07/01/20)	1,000	1,103,470
County of Mecklenburg NC GO
Series C
5.00%, 03/01/18		1,000	1,021,270
County of Wake NC GO
5.00%, 03/01/19		1,000	1,062,450
5.00%, 02/01/20		1,500	1,647,120
Series C
5.00%, 03/01/20		2,785	3,066,898
5.00%, 03/01/21		2,100	2,390,052
5.00%, 03/01/25		1,600	1,989,072
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41	(Call 10/01/25)	1,000	1,169,170
5.00%, 10/01/55	(Call 10/01/25)	4,500	5,162,535
Series B
5.00%, 07/01/42	(Call 10/01/26)	2,000	2,378,940

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	$500	$570,370
5.00%, 01/01/21	(ETM)	3,165	3,582,337
Series B
5.00%, 01/01/21	(ETM)	4,090	4,629,307
5.00%, 01/01/26	(PR 01/01/19)	10,605	11,188,593
6.00%, 01/01/22	(ETM)	390	470,278
Series D
5.00%, 01/01/23	(PR 07/01/22)	5,000	5,893,500
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/18	(ETM)	905	918,231
5.00%, 01/01/18		2,595	2,631,252
5.00%, 01/01/19	(ETM)	625	659,481
5.00%, 01/01/19		1,670	1,760,297
Series A
5.00%, 01/01/27	(Call 01/01/26)	1,000	1,219,760
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,677,300
Raleigh Durham Airport Authority RB
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	686,322
State of North Carolina GO
Series 2013-D
4.00%, 06/01/20		5,670	6,142,821
Series A
5.00%, 03/01/18		940	959,994
5.00%, 06/01/22		9,000	10,614,690
5.00%, 06/01/23		2,500	3,019,475
5.00%, 06/01/25		3,800	4,748,100
5.00%, 06/01/27	(Call 06/01/26)	7,000	8,794,590
Series B
5.00%, 06/01/18		1,000	1,031,750
5.00%, 06/01/19		1,000	1,072,410
Series C
4.00%, 05/01/20		1,500	1,621,695
4.00%, 05/01/21		1,000	1,107,990
5.00%, 05/01/19		1,000	1,069,100
5.00%, 05/01/20		3,160	3,499,416
5.00%, 05/01/22		3,800	4,471,726

Security		Principal (000s)	Value
Series E
5.00%, 05/01/18		$1,000	$1,028,270
5.00%, 05/01/19		2,450	2,619,295
State of North Carolina RB
5.00%, 03/01/18		500	510,630
5.00%, 03/01/20		2,000	2,198,960
5.00%, 03/01/21		2,500	2,831,750
5.00%, 03/01/22		2,500	2,907,850
5.00%, 03/01/24		2,000	2,418,940
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,369,060
5.25%, 03/01/20	(PR 03/01/19)	1,120	1,192,957
Series A
5.00%, 05/01/29	(PR 05/01/20) (SAP)	1,500	1,659,015
Series B
5.00%, 11/01/18		1,000	1,048,700
5.00%, 11/01/20		1,150	1,293,267
5.00%, 11/01/23	(Call 11/01/21)	795	922,438
5.00%, 05/01/25		4,000	4,957,040
5.00%, 06/01/26		1,000	1,256,140
5.00%, 05/01/27		2,000	2,535,080
5.00%, 05/01/28	(Call 05/01/27)	5,000	6,270,800
Series C
5.00%, 05/01/27	(Call 05/01/24)	1,500	1,807,575
5.00%, 05/01/30	(PR 05/01/21)	1,000	1,143,260
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,160,140
University of North Carolina at Chapel Hill RB
5.00%, 12/01/36	(PR 12/01/17)	1,180	1,192,709

			150,422,438
OHIO — 0.71%
American Municipal Power Inc. RB
5.00%, 02/15/38	(PR 02/15/18)	940	958,104
5.00%, 02/15/38	(Call 02/15/18)	60	61,002
5.25%, 02/15/28	(PR 02/15/18)	945	964,278
5.25%, 02/15/28	(Call 02/15/18)	55	56,069
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	24,940
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,268,860

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
City of Columbus OH GO
Series 1
5.00%, 07/01/20		$1,000	$1,112,940
5.00%, 07/01/21		1,000	1,148,830
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28	(Call 12/01/24)	2,000	2,426,940
5.00%, 06/01/32	(Call 06/01/26)	2,525	3,033,636
Series A
5.00%, 06/01/27	(PR 12/01/17)	1,500	1,516,230
5.00%, 06/01/31	(PR 12/01/17)	20	20,216
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/30	(Call 12/01/26)	1,000	1,209,330
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49	(Call 11/15/24)	8,560	8,911,217
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,048,100
5.00%, 06/01/38	(Call 06/01/23)	1,100	1,268,674
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,292,700
Ohio Turnpike & Infrastructure Commission RB
0.00%, 02/15/34	(Call 02/15/31)	2,145	2,099,590
5.00%, 02/15/48	(Call 02/15/23)	4,500	5,048,235
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,180,210
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,626,855
Series A-2
0.00%, 02/15/37		6,880	3,288,778
0.00%, 02/15/40		2,500	1,047,850
Ohio University RB
Series A
5.00%, 12/01/44	(Call 06/01/27)	2,000	2,308,440
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 12/01/21	(PR 12/01/19)	1,000	1,091,530
State of Ohio GO
5.38%, 09/01/28	(PR 03/01/18)	1,970	2,015,823

Security		Principal (000s)	Value
Series A
5.00%, 09/15/21		$1,200	$1,387,128
5.00%, 09/15/22		2,055	2,440,723
5.00%, 12/15/23		2,500	3,052,700
5.00%, 09/15/24		2,500	3,081,275
5.00%, 09/01/25		2,800	3,503,444
Series C
5.00%, 09/15/21		1,500	1,733,910

			62,228,557
OKLAHOMA — 0.30%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(PR 06/01/18) (BHAC)	1,515	1,562,965
5.00%, 06/01/29	(Call 12/01/26)	5,365	6,571,106
5.00%, 06/01/39	(Call 06/01/24)	2,000	2,322,200
5.25%, 06/01/40	(PR 06/01/20)	500	556,670
Oklahoma Municipal Power Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,025	2,084,737
Oklahoma Turnpike Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/26)	2,000	2,129,720
5.00%, 01/01/19		1,000	1,054,890
5.00%, 01/01/20		3,500	3,826,305
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,130,100
5.00%, 01/01/42	(Call 01/01/26)	2,000	2,321,720
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	563,645
University of Oklahoma (The) RB
Series C
4.00%, 07/01/45	(Call 07/01/25)	2,000	2,063,760

			26,187,818
OREGON — 0.56%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/21		1,000	1,146,310
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,091,590
Series B
5.00%, 06/15/22		2,000	2,358,780

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Oregon Health & Science University RB
Series B
4.00%, 07/01/46	(Call 07/01/26)	$2,000	$2,093,940
Oregon State Lottery RB
Series A
5.25%, 04/01/26	(PR 04/01/19)	3,475	3,715,505
Series C
5.00%, 04/01/24		1,000	1,224,410
5.00%, 04/01/25	(Call 04/01/24)	8,975	10,904,356
Series D
5.00%, 04/01/29	(Call 04/01/25)	2,000	2,414,360
State of Oregon Department of Transportation RB
Series A
4.50%, 11/15/32	(PR 11/15/17)	3,725	3,753,645
5.00%, 11/15/28	(Call 11/15/24)	2,500	3,026,800
5.00%, 11/15/29	(Call 11/15/24)	1,000	1,206,970
5.00%, 11/15/31	(Call 11/15/24)	1,500	1,806,105
5.00%, 11/15/33	(PR 05/15/19)	1,070	1,144,921
State of Oregon GO
Series A
5.00%, 05/01/42	(Call 05/01/27)	3,500	4,157,825
Series L
5.00%, 08/01/42	(Call 08/01/27)	2,910	3,469,273
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D
0.00%, 06/15/35	(Call 06/15/27)	2,500	2,867,050
0.00%, 06/15/36	(Call 06/15/27)	2,500	2,861,700

			49,243,540
PENNSYLVANIA — 2.99%
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	543,240
City of Philadelphia PA GO
Series A
5.00%, 08/01/26		1,500	1,809,480
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/45	(Call 07/01/24)	2,000	2,275,860
5.00%, 10/01/47	(Call 10/01/27)	2,000	2,310,880

Security		Principal (000s)	Value
5.00%, 10/01/52	(Call 10/01/27)	$1,000	$1,144,740
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	302,004
Series C
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,091,760
Commonwealth of Pennsylvania GO
4.00%, 03/15/34	(Call 03/15/25)	2,000	2,139,600
5.00%, 03/15/20		3,000	3,290,040
5.00%, 07/01/22		1,000	1,164,620
5.00%, 03/15/31	(Call 03/15/25)	4,400	5,112,140
First Series
4.00%, 09/01/17		1,640	1,640,000
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,067,310
5.00%, 07/01/18		2,805	2,901,913
5.00%, 07/01/19		1,000	1,073,610
5.00%, 06/01/20		1,000	1,104,100
5.00%, 03/15/21		2,000	2,259,120
5.00%, 11/15/22	(Call 11/15/21)	2,600	2,989,558
5.00%, 03/15/23		2,000	2,359,500
5.00%, 04/01/23		1,000	1,180,770
5.00%, 06/15/24		2,000	2,403,220
5.00%, 09/15/24		4,000	4,823,280
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,287,080
5.00%, 04/01/25	(Call 04/01/23)	5,000	5,883,400
5.00%, 08/15/25		3,000	3,646,410
5.00%, 03/15/26	(Call 03/15/25)	1,565	1,885,465
5.00%, 09/15/26		2,340	2,873,380
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,179,320
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,296,800
5.00%, 11/15/29	(Call 11/15/21)	2,000	2,274,800
Second Series
4.00%, 09/15/30	(Call 09/15/26)	5,000	5,538,850
5.00%, 07/01/18		4,185	4,329,592
5.00%, 08/01/18	(Call 10/02/17)	1,000	1,003,460
5.00%, 05/01/19		780	832,369
5.00%, 07/01/19		1,475	1,583,575
5.00%, 05/01/20		755	831,391
5.00%, 07/01/20		1,255	1,389,298
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,652,190
5.00%, 07/01/21		500	569,555
5.00%, 09/15/21		3,500	4,009,285

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 01/15/22		$2,300	$2,649,462
5.00%, 10/15/23		1,000	1,192,850
5.00%, 09/15/27	(Call 09/15/26)	4,000	4,871,920
5.00%, 10/15/29	(Call 10/15/23)	1,900	2,215,533
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,166,160
5.00%, 10/15/32	(Call 10/15/23)	2,500	2,900,400
Series D
4.00%, 08/15/33	(Call 08/15/25)	3,000	3,232,920
Series T
5.00%, 07/01/21		1,000	1,139,110
5.00%, 07/01/22		1,700	1,979,854
County of Chester PA GO
5.00%, 07/15/28	(PR 07/15/19)	1,115	1,200,242
5.00%, 07/15/28	(Call 07/15/19)	295	317,243
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/47	(Call 07/01/27)	3,000	3,479,400
Delaware River Port Authority RB
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,325,460
5.00%, 01/01/40	(Call 01/01/24)	1,515	1,742,235
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,081,380
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	541,770
Delaware Valley Regional Finance Authority RB
Series A
5.50%, 08/01/28	(AMBAC)	610	755,497
Pennsylvania Economic Development Financing Authority RB
5.00%, 01/01/21	(Call 01/01/19)	5,185	5,473,182
Series A
5.00%, 01/01/18		1,470	1,490,992
5.00%, 07/01/18		5,200	5,383,196
5.00%, 07/01/19		4,835	5,200,091
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,030,260
5.00%, 01/01/22	(Call 09/21/17)	1,045	1,057,477
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45	(Call 03/01/25)	3,525	3,955,085

Security		Principal (000s)	Value
Series A
5.00%, 05/01/31	(Call 05/01/21)	$700	$778,337
Pennsylvania State University RB
Series A
5.00%, 09/01/47	(Call 09/01/27)	4,650	5,496,811
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37	(Call 12/01/26)	2,000	1,831,400
0.00%, 12/01/37	(Call 12/01/35)	2,500	1,893,075
5.00%, 06/01/20		2,000	2,201,040
5.00%, 12/01/34	(Call 12/01/24)	3,000	3,462,120
5.00%, 12/01/38	(Call 12/01/19)	2,500	2,684,800
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,110,830
5.50%, 12/01/34	(PR 12/01/20)	85	97,293
5.50%, 12/01/34	(Call 12/01/20)	415	463,920
6.00%, 12/01/36	(PR 12/01/20)	1,500	1,740,870
Series A
5.00%, 12/01/30	(Call 12/01/26)	1,835	2,154,400
5.00%, 12/01/37	(Call 12/01/22)	1,120	1,272,757
5.00%, 12/01/44	(Call 12/01/24)	6,495	7,380,788
Series A-1
5.00%, 12/01/26	(Call 06/01/25)	1,000	1,199,320
5.00%, 06/01/38	(PR 06/01/18) (AGM)	500	515,715
5.00%, 12/01/38	(Call 12/01/24)	1,500	1,679,580
5.00%, 12/01/40	(Call 06/01/25)	2,000	2,273,200
5.00%, 12/01/43	(Call 12/01/22)	1,040	1,139,237
5.00%, 12/01/46	(Call 06/01/26)	15,795	17,987,820
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	544,095
5.00%, 06/01/29	(PR 06/01/19)	2,000	2,145,120
5.00%, 12/01/40	(Call 12/01/25)	2,000	2,288,760
5.00%, 12/01/45	(Call 12/01/25)	4,500	5,057,945
5.25%, 06/01/24	(PR 06/01/19)	575	619,022
5.25%, 06/01/39	(PR 06/01/19)	2,780	2,991,716
5.75%, 06/01/39	(PR 06/01/19)	5,250	5,697,457
Series B-1
5.00%, 06/01/42	(Call 06/01/27)	2,000	2,267,120
Series B-2
5.00%, 06/01/28	(Call 06/01/27)	2,500	2,993,875
5.00%, 06/01/32	(Call 06/01/27)	2,500	2,912,950
Series C
5.00%, 12/01/39	(Call 12/01/24)	1,500	1,718,280

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 12/01/43	(Call 12/01/23)	$6,000	$6,729,840
5.00%, 12/01/44	(Call 12/01/24)	3,000	3,409,140
Series D
5.13%, 12/01/40	(PR 12/01/19)	2,100	2,298,051
5.50%, 12/01/41	(PR 12/01/19)	10,000	11,026,500
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	615,530
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,578,138
Philadelphia Gas Works Co. RB
5.00%, 08/01/47	(Call 08/01/27)	1,500	1,722,345
State Public School Building Authority RB
5.00%, 06/01/31	(Call 12/01/26) (AGM)	2,000	2,300,000
5.50%, 06/01/28	(AGM)	470	573,837
Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(Call 08/15/23)	1,000	1,119,900

			263,407,618
RHODE ISLAND — 0.14%
Rhode Island Commerce Corp. RB
Series A
5.00%, 06/15/23		2,000	2,380,720
5.25%, 06/15/19	(ETM) (AGM)	1,200	1,292,688
Series B
5.00%, 06/15/26		2,500	3,090,550
5.00%, 06/15/31	(Call 06/15/26)	2,500	2,966,450
Rhode Island Health & Educational Building Corp. RB
Series A
5.00%, 09/01/29	(Call 09/01/27)	2,000	2,509,060

			12,239,468
SOUTH CAROLINA — 0.90%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/26	(Call 12/01/23)	4,750	5,632,455
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,346,200
City of Columbia SC Waterworks & Sewer System Revenue RB
Series A
5.00%, 02/01/41	(PR 02/01/21)	500	567,910

Security		Principal (000s)	Value
Greenville County School District RB
4.63%, 12/01/20	(AGM)	$1,000	$1,111,370
5.50%, 12/01/17		1,000	1,011,770
Piedmont Municipal Power Agency RB
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,115,090
South Carolina Public Service Authority RB
Series A
5.00%, 12/01/31	(Call 06/01/26)	2,000	2,312,400
5.00%, 12/01/36	(Call 06/01/26)	3,000	3,411,600
5.00%, 12/01/37	(Call 06/01/26)	1,365	1,548,934
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,199,220
5.00%, 12/01/50	(Call 06/01/25)	6,500	7,231,120
5.50%, 01/01/38	(PR 01/01/19)	2,600	2,760,290
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,569,280
Series B
5.00%, 12/01/38	(Call 12/01/23)	3,020	3,330,969
5.00%, 12/01/46	(Call 12/01/26)	2,000	2,257,120
5.00%, 12/01/56	(Call 12/01/26)	5,690	6,382,416
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,520,685
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,261,533
5.00%, 12/01/30	(Call 12/01/24)	1,400	1,598,212
5.00%, 12/01/36	(Call 12/01/21)	1,500	1,630,050
5.00%, 12/01/46	(Call 12/01/24)	1,500	1,663,155
Series E
5.00%, 01/01/40	(PR 01/01/20)	1,950	2,131,799
5.00%, 12/01/48	(Call 12/01/23)	6,350	6,945,948
5.25%, 12/01/55	(Call 12/01/25)	4,000	4,570,160
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,040,880
5.00%, 10/01/24		1,000	1,214,490
5.25%, 10/01/40	(PR 10/01/19)	500	544,620
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	1,018,250
3.63%, 10/01/33	(Call 10/01/22)	715	734,212

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
State of South Carolina GO
Series A
4.00%, 04/01/22	(Call 04/01/20)	$1,000	$1,073,800
5.00%, 06/01/18		1,000	1,031,750
5.00%, 06/01/19		3,500	3,753,435

			79,521,123
TENNESSEE — 0.45%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/17		1,000	1,010,750
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	1,000	1,003,800
Series A
5.00%, 04/01/26	(Call 04/01/25)	2,000	2,450,200
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,250	1,389,325
County of Shelby TN GO
Series A
5.00%, 03/01/24		1,000	1,221,910
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,146,216
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		750	806,633
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,014,110
5.00%, 07/01/20		2,000	2,225,280
5.00%, 07/01/22		6,725	7,945,856
5.00%, 07/01/23	(PR 07/01/22)	190	223,854
5.00%, 07/01/23	(Call 07/01/22)	810	952,447
Series A
5.00%, 07/01/18		8,400	8,696,688
State of Tennessee GO
Series A
5.00%, 08/01/18		1,500	1,558,185
5.00%, 08/01/21		1,000	1,152,480
5.00%, 08/01/22		3,500	4,146,310
Tennessee State School Bond Authority RB
5.00%, 11/01/40	(Call 11/01/25)	2,000	2,339,840

			39,283,884

Security		Principal (000s)	Value
TEXAS — 8.49%
Aldine Independent School District GO
5.00%, 02/15/45	(Call 02/15/27) (PSF)	$4,000	$4,701,120
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,069,580
Austin Community College District GOL
4.00%, 08/01/40	(Call 08/01/25)	1,500	1,585,455
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40	(Call 01/01/26)	1,000	1,140,130
5.00%, 01/01/42	(Call 01/01/23)	1,560	1,677,593
5.00%, 01/01/46	(Call 01/01/26)	5,925	6,690,214
6.00%, 01/01/41	(PR 01/01/21)	1,000	1,159,930
Series A
5.00%, 01/01/40	(Call 07/01/25)	1,000	1,132,690
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,727,900
5.00%, 01/01/45	(Call 07/01/25)	2,500	2,805,825
Series B
5.00%, 01/01/45	(Call 07/01/20)	500	548,220
Central Texas Turnpike System RB
0.00%, 08/15/21	(ETM) (AMBAC)	115	109,170
0.00%, 08/15/21	(AMBAC)	385	362,478
Series A
5.00%, 08/15/41	(Call 08/15/22)	6,920	7,755,798
Series B
0.00%, 08/15/37	(Call 08/15/24)	1,000	435,210
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,699,125
Series C
5.00%, 08/15/33	(Call 08/15/24)	2,000	2,264,160
5.00%, 08/15/34	(Call 08/15/24)	1,500	1,692,075
5.00%, 08/15/37	(Call 08/15/24)	4,520	5,071,576
5.00%, 08/15/42	(Call 08/15/24)	9,900	11,042,460
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,112,500
Series A
5.00%, 11/15/45	(Call 11/15/25)	2,000	2,309,400

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	$1,000	$1,158,310
5.00%, 11/15/39	(Call 05/15/24)	2,400	2,798,832
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,128,650
5.00%, 11/15/42	(Call 11/15/27)	1,000	1,191,140
5.00%, 11/15/45	(Call 11/15/26)	1,000	1,171,200
Series A
5.00%, 11/15/39	(PR 11/15/19)	1,000	1,089,150
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/31	(Call 10/02/17)	5	5,016
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/45	(Call 07/15/25)	2,000	2,260,580
City of Dallas TX GOL
5.00%, 02/15/23		1,620	1,894,201
5.00%, 02/15/24		1,800	2,137,662
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,353,060
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,751,355
Series A
5.00%, 02/15/18	(ETM)	5	5,096
5.00%, 02/15/18		2,795	2,846,316
5.00%, 02/15/20	(ETM)	5	5,485
5.00%, 02/15/20		605	660,158
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/17	(AMBAC)	5,900	5,921,240
5.00%, 10/01/39	(PR 10/01/20)	150	168,099
5.00%, 10/01/39	(Call 10/01/20)	700	775,215
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,700,325
Series A
5.00%, 10/01/24		1,000	1,223,620
5.00%, 10/01/26	(Call 10/01/25)	1,400	1,722,588
5.00%, 10/01/30	(Call 10/01/26)	3,590	4,370,538
5.00%, 10/01/41	(Call 10/01/26)	5,000	5,867,950
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	778,343
5.50%, 07/01/39	(Call 07/01/18)	3,485	3,613,422
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,596,448

Security		Principal (000s)	Value
5.00%, 07/01/31	(Call 07/01/22)	$1,500	$1,713,735
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,140,010
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/36	(PR 11/15/17) (AGM)	4,500	4,539,285
6.00%, 11/15/36	(PR 05/15/19) (AGC)	945	1,026,884
6.00%, 11/15/36	(Call 05/15/19) (AGC)	55	59,817
Series A
5.25%, 11/15/17	(AGM)	1,925	1,942,999
5.25%, 11/15/28	(Call 11/15/20)	2,035	2,306,795
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,127,640
Series B
4.00%, 11/15/37	(Call 11/15/26)	2,000	2,126,640
5.00%, 11/15/35	(Call 11/15/26)	4,000	4,756,040
5.00%, 11/15/42	(Call 11/15/27)	4,000	4,756,760
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,150,280
Series C
5.00%, 11/15/18		750	787,313
5.00%, 05/15/20		1,725	1,907,246
5.00%, 05/15/22		2,500	2,927,800
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,582,180
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,539,447
Series D
5.00%, 11/15/21		890	1,028,876
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,139,540
5.00%, 11/15/36	(Call 11/15/21)	2,650	3,005,895
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,319,180
City of Houston TX GOL
Series 2009A
5.00%, 03/01/27	(Call 03/01/19)	105	111,376
Series A
5.00%, 03/01/18		4,100	4,186,756
5.00%, 03/01/19	(PR 03/01/18)	500	510,545
5.00%, 03/01/19		1,030	1,092,305
5.00%, 03/01/25		2,350	2,871,488
5.00%, 03/01/26	(Call 03/01/24)	1,540	1,840,038
5.00%, 03/01/27	(PR 03/01/19)	895	949,506
5.25%, 03/01/28	(PR 03/01/18)	3,670	3,751,951
City of San Antonio TX Electric & Gas Systems Revenue RB
3.00%, 12/01/45		1,000	1,053,750

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 02/01/21		$2,500	$2,833,525
5.00%, 02/01/22	(PR 02/01/18)	3,000	3,053,010
5.00%, 02/01/22		16,400	19,134,208
5.00%, 02/01/23		1,040	1,241,209
5.00%, 02/01/44	(Call 02/01/24)	2,550	2,942,062
5.00%, 02/01/47	(Call 02/01/27)	5,000	5,872,850
5.00%, 02/01/47	(Call 08/01/27)	2,000	2,365,180
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,835,050
5.25%, 02/01/24		2,620	3,232,818
5.25%, 02/01/25		1,370	1,703,006
Series D
5.00%, 02/01/18		2,250	2,290,005
5.00%, 02/01/19		600	635,118
City of San Antonio TX GOL
5.00%, 02/01/19		1,765	1,868,041
County of Bexar TX GOL
5.00%, 06/15/38	(Call 06/15/24)	2,000	2,341,660
Series A
5.00%, 06/15/41	(Call 06/15/26)	3,000	3,508,380
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,664,660
5.00%, 10/01/25		1,000	1,248,450
Series C
5.25%, 08/15/19	(AGM)	1,500	1,627,650
County of Harris TX RB
5.00%, 08/15/38	(PR 08/15/19)	565	609,432
5.00%, 08/15/38	(Call 08/15/19)	435	466,146
Series A
5.00%, 08/15/31	(Call 08/15/26)	2,000	2,393,620
5.00%, 08/15/41	(Call 08/15/26)	3,505	4,084,832
Series C
5.00%, 08/15/24	(PR 08/15/19)	500	539,320
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,481,980
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,068,380
County of Hays TX GOL
4.00%, 02/15/42	(Call 02/15/27)	2,000	2,141,440
Cypress-Fairbanks Independent School District GO
Series B-3
4.00%, 02/15/40	(PSF)	1,000	1,055,500
Series C

Security		Principal (000s)	Value
4.00%, 02/15/29	(Call 02/15/24) (PSF)	$2,000	$2,205,560
5.00%, 02/15/44	(Call 02/15/24) (PSF)	5,000	5,760,200
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(PR 12/01/18)	250	262,923
5.25%, 12/01/29	(AMBAC)	1,050	1,339,726
5.25%, 12/01/43	(PR 12/01/18)	1,000	1,054,790
5.25%, 12/01/48	(PR 12/01/18)	1,170	1,234,104
Series A
5.00%, 12/01/25	(Call 12/01/24)	3,015	3,654,210
5.00%, 12/01/46	(Call 12/01/25)	6,730	7,733,443
Dallas Independent School District GO
4.00%, 02/15/31	(Call 02/15/25) (PSF)	1,000	1,095,030
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,164,750
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	583,415
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,101,830
5.00%, 11/01/45	(Call 11/01/20)	500	549,615
5.25%, 11/01/38	(Call 11/01/20)	500	556,885
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,111,980
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,143,900
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,706,370
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,231,440
Series D
5.00%, 11/01/17		1,000	1,007,040
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,151,890
5.25%, 11/01/30	(Call 11/01/23)	1,000	1,193,290
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,194,710
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,223,960

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Denton Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	$2,000	$2,338,240
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,144,250
Fort Worth Independent School District GO
5.00%, 02/15/28	(Call 02/15/25) (PSF)	1,500	1,822,260
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,716,030
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,894,060
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,874,320
Harris County Flood Control District GOL
5.00%, 10/01/26	(Call 10/01/24)	1,025	1,252,109
Series A
5.25%, 10/01/21	(ETM)	285	332,096
5.25%, 10/01/21		1,115	1,301,439
Harris County Flood Control District RB
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,520	1,695,043
5.00%, 10/01/39	(Call 10/01/20)	1,000	1,109,370
Harris County-Houston Sports Authority RB
Series A
0.00%, 11/15/42	(Call 11/15/31) (AGM)	1,250	422,425
0.00%, 11/15/50	(Call 11/15/31) (AGM)	2,000	443,960
5.00%, 11/15/28	(Call 11/15/24)	1,390	1,629,664
Houston Community College System GOL
5.00%, 02/15/33	(Call 02/15/23)	2,000	2,311,980
5.00%, 02/15/43	(Call 02/15/23)	5,765	6,568,237

Security		Principal (000s)	Value
Houston Independent School District GO
Series A
5.00%, 02/15/27	(Call 02/15/26)	$2,250	$2,788,245
Houston Independent School District GOL
5.00%, 02/15/18	(PSF)	2,700	2,752,704
Series A
5.00%, 02/15/30	(Call 02/15/26) (PSF)	5,000	6,043,150
Katy Independent School District GO
Series A
5.00%, 02/15/45	(Call 02/15/25) (PSF)	1,500	1,731,555
Klein Independent School District GO
5.00%, 08/01/38	(PR 08/01/18)	215	223,196
5.00%, 08/01/38	(Call 08/01/18)	25	25,901
Leander Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	1,500	1,753,680
Series D
0.00%, 08/15/36	(PR 08/15/24)	410	206,345
0.00%, 08/15/36	(Call 08/15/24)	3,590	1,655,457
Lewisville Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	1,135	1,267,863
Series B
5.00%, 08/15/28	(Call 08/15/25)	6,090	7,356,111
Lone Star College System GOL
5.00%, 08/15/33	(PR 08/15/18)	6,000	6,241,320
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,626,285
5.00%, 05/15/40	(Call 05/15/25)	5,760	6,555,571
5.00%, 05/15/45	(Call 05/15/25)	3,130	3,543,880
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,178,360
6.25%, 05/15/28	(PR 05/15/18)	1,500	1,557,105

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	$1,000	$1,130,660
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,126,800
Midland County Fresh Water Supply District No. 1 RB
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	647,625
New Hope Cultural Education Facilities Corp. RB
Series A
5.00%, 07/01/47	(Call 07/01/25)	1,500	1,620,885
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	530	675,156
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/38	(PR 09/01/18)	1,700	1,771,145
North Texas Tollway Authority RB
0.00%, 01/01/33		3,450	2,088,630
0.00%, 01/01/37	(AGM)	3,250	1,668,030
0.00%, 09/01/43	(Call 09/01/31)	500	544,775
5.13%, 01/01/28	(PR 01/01/18) (NPFGC)	6,950	7,050,705
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	1,145	1,161,167
5.75%, 01/01/38	(PR 01/01/18)	5,900	5,997,763
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,151,040
6.00%, 01/01/38	(PR 01/01/19) (AGC-ICC)	500	533,855
6.00%, 01/01/43	(Call 01/01/21)	250	285,210
Series A
5.00%, 01/01/20		2,120	2,310,948
5.00%, 01/01/22		1,000	1,156,760
5.00%, 01/01/23		6,375	7,535,951
5.00%, 01/01/25	(Call 01/01/24)	1,000	1,187,410
5.00%, 01/01/26	(Call 01/01/24)	3,000	3,570,150
5.00%, 01/01/27	(Call 01/01/24)	5,000	5,920,650
5.00%, 01/01/30	(Call 01/01/26)	5,000	5,988,950
5.00%, 01/01/32	(Call 01/01/25)	7,000	8,114,890
5.00%, 01/01/33	(Call 01/01/25)	2,000	2,309,860

Security		Principal (000s)	Value
5.00%, 01/01/38	(Call 01/01/25)	$3,455	$3,948,236
5.00%, 01/01/39	(Call 01/01/26)	2,500	2,904,150
5.50%, 09/01/36	(Call 09/01/21)	2,520	2,931,239
6.00%, 01/01/28	(PR 01/01/19)	820	875,522
6.00%, 01/01/28	(Call 01/01/19)	190	202,812
6.25%, 01/01/39	(PR 01/01/19)	810	867,518
6.25%, 01/01/39	(Call 01/01/19)	190	202,048
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,620	653,216
0.00%, 09/01/43	(Call 09/01/31)	2,500	633,425
5.00%, 01/01/29	(Call 01/01/25)	150	176,961
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,312,680
5.00%, 01/01/34	(Call 01/01/25)	4,750	5,417,992
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,077,450
5.00%, 01/01/40	(Call 01/01/23)	7,500	8,390,775
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,507,600
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	592,330
1.95%, 01/01/38		1,000	1,008,560
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,404,328
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,067,980
Series D
0.00%, 01/01/31	(AGM)	965	638,637
0.00%, 01/01/34	(AGM)	2,900	1,682,812
5.00%, 09/01/24	(Call 09/01/21)	700	805,749
5.00%, 09/01/30	(Call 09/01/21)	1,175	1,340,463
5.00%, 09/01/32	(Call 09/01/21)	4,770	5,427,735
Series F
5.75%, 01/01/33	(PR 01/01/18)	7,610	7,736,098
Series K-1
5.75%, 01/01/38	(PR 01/01/19) (AGM)	500	532,200
Permanent University Fund—University of Texas System RB
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,340,760
Series B
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,213,490
Pharr San Juan Alamo Independent School District TX GO
5.00%, 02/01/38	(PR 02/01/18) (PSF)	300	305,250

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Plano Independent School District GO
Series A
5.25%, 02/15/34	(PR 02/15/18)	$1,700	$1,734,765
Series B
5.00%, 02/15/20	(PSF)	3,000	3,297,480
5.00%, 02/15/21	(PSF)	2,000	2,270,500
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	518,105
San Antonio Independent School District/TX GO
5.00%, 02/15/24	(PSF)	2,500	3,047,450
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,584,750
4.00%, 09/15/42	(Call 09/15/22)	4,600	4,778,664
San Antonio Water System RB
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,166,140
Series C
5.00%, 05/15/34	(Call 11/15/26)	1,220	1,453,886
5.00%, 05/15/46	(Call 11/15/26)	1,220	1,420,275
Spring Independent School District GO
5.00%, 08/15/33	(Call 10/02/17)	775	777,682
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,301,784
4.75%, 04/01/37	(PR 04/01/18)	1,520	1,555,674
5.00%, 10/01/19		1,000	1,086,050
5.00%, 04/01/20		2,000	2,207,820
5.00%, 04/01/21		1,500	1,710,105
5.00%, 10/01/21		2,000	2,313,410
5.00%, 04/01/22		5,250	6,160,192
5.00%, 04/01/23	(PR 04/01/18)	2,465	2,526,428
5.00%, 04/01/24	(PR 04/01/18)	6,000	6,149,520
5.00%, 10/01/24		3,000	3,700,200
5.00%, 04/01/26	(PR 04/01/18)	2,255	2,311,194
5.00%, 04/01/27	(PR 04/01/18)	1,300	1,332,396
5.00%, 04/01/27	(Call 04/01/24)	2,000	2,403,200
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,798,120
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,389,800
5.00%, 10/01/33	(Call 10/01/27)	10,000	12,225,800
5.00%, 04/01/35	(Call 04/01/24)	1,660	1,944,491

Security		Principal (000s)	Value
5.00%, 04/01/36	(Call 04/01/24)	$1,000	$1,169,380
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,726,650
5.00%, 10/01/36	(Call 10/01/25)	1,995	2,357,950
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,421,890
5.00%, 04/01/44	(Call 04/01/26)	2,045	2,394,613
Series A
4.00%, 10/01/31	(Call 10/01/24)	2,000	2,203,160
4.00%, 10/01/44	(Call 10/01/24)	2,000	2,129,360
5.00%, 10/01/18		2,155	2,253,850
5.00%, 10/01/21		1,200	1,388,700
5.00%, 10/01/22		2,000	2,376,940
5.00%, 10/01/23		1,000	1,213,120
5.00%, 10/01/24		3,000	3,700,200
5.00%, 10/01/28	(Call 10/01/24)	5,000	6,034,600
5.00%, 10/01/30	(Call 10/01/27)	2,000	2,485,500
5.00%, 10/01/44	(Call 10/01/24)	15,300	17,876,826
Series B
5.00%, 10/01/32	(Call 10/01/27)	2,500	3,071,475
5.00%, 10/01/35	(Call 10/01/27)	5,000	6,063,200
Series D
4.00%, 05/15/45	(Call 05/15/25)	2,000	2,132,360
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	3,000	3,432,750
Texas State University System RB
Series A
5.00%, 03/15/21		1,000	1,134,770
5.00%, 03/15/31	(Call 03/15/27)	1,900	2,304,472
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18		7,625	7,889,740
5.00%, 04/01/20		2,000	2,207,820
5.00%, 10/01/20		500	561,140
5.00%, 10/01/21		7,460	8,633,085
5.00%, 10/01/26		2,905	3,669,596
Series A
5.00%, 04/01/18		1,600	1,639,776
5.00%, 10/01/18		2,500	2,613,700
5.00%, 10/01/19		1,500	1,627,770
5.00%, 04/01/21		2,005	2,285,840
5.00%, 04/01/22		4,630	5,432,703
5.00%, 04/01/23		8,020	9,622,717
5.00%, 10/01/24		4,525	5,581,135

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Texas Water Development Board RB
5.00%, 10/15/46	(Call 10/15/26)	$3,000	$3,522,720
Series A
4.00%, 10/15/34	(Call 10/15/25)	3,000	3,243,990
4.00%, 10/15/45	(Call 10/15/25)	2,000	2,119,460
5.00%, 10/15/31	(Call 10/15/25)	2,000	2,401,220
5.00%, 10/15/40	(Call 10/15/25)	1,890	2,220,145
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/28	(Call 08/01/27)	2,000	2,508,440
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,181,120
Series B
5.00%, 08/15/18		1,000	1,040,120
5.00%, 08/15/19		1,000	1,079,150
5.00%, 08/15/21		2,445	2,813,877
5.00%, 08/15/26		6,000	7,564,080
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,150,030
Series D
5.00%, 08/15/21		600	691,530
5.00%, 08/15/24		2,200	2,707,254
5.00%, 08/15/25		3,910	4,877,178
Series F
5.00%, 08/15/47		2,000	2,681,780
Series J
5.00%, 08/15/25		1,600	1,995,776
Ysleta Independent School District GO
5.00%, 08/15/47	(Call 08/15/26) (PSF)	3,000	3,494,700

			748,241,759
UTAH — 0.73%
Intermountain Power Agency RB
Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,033,950
5.00%, 07/01/22	(Call 07/01/18)	1,675	1,731,732

Security		Principal (000s)	Value
Salt Lake City Corp. Airport Revenue RB Series B
5.00%, 07/01/47	(Call 07/01/27)	$2,000	$2,341,800
State of Utah GO
5.00%, 07/01/23		1,500	1,815,975
5.00%, 07/01/25	(Call 01/01/25)	2,000	2,473,460
Series 2011-A
5.00%, 07/01/24	(PR 07/01/21)	5,000	5,736,000
Series A
5.00%, 07/01/20	(PR 07/01/18)	3,000	3,105,180
5.00%, 07/01/20		4,380	4,879,889
5.00%, 07/01/21	(PR 07/01/18)	3,000	3,105,180
5.00%, 07/01/22	(PR 07/01/21)	1,040	1,193,088
5.00%, 07/01/26	(PR 07/01/21)	1,830	2,099,376
Series C
5.00%, 07/01/18		6,875	7,117,825
University of Utah (The) RB Series A
5.00%, 08/01/43	(PR 08/01/23)	3,000	3,630,450
Utah Transit Authority RB
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,668,759
Series A
4.75%, 06/15/32	(PR 06/15/18) (AGM)	3,210	3,309,767
5.00%, 06/15/24		4,000	4,892,200
5.00%, 06/15/24	(PR 06/15/18)	1,835	1,895,647
5.00%, 06/15/25		1,000	1,237,390
5.00%, 06/15/28	(PR 06/15/18)	1,275	1,317,139
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,500	1,549,575
5.00%, 06/15/36	(PR 06/15/18) (AGM)	1,900	1,962,795
5.00%, 06/15/38	(Call 06/15/25)	5,500	6,433,515

			64,530,692
VERMONT — 0.01%
University of Vermont & State Agricultural College RB
5.00%, 10/01/40	(Call 10/01/25)	1,000	1,136,440

			1,136,440

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
VIRGINIA — 1.27%
Chesapeake Bay Bridge & Tunnel District RB Series 2016
5.00%, 07/01/41	(Call 07/01/26)	$3,000	$3,472,530
City of Richmond VA Public Utility RB
Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,274,620
City of Richmond VA RB
5.00%, 01/15/32	(Call 01/15/26)	2,020	2,426,323
Series A
5.00%, 01/15/29	(Call 01/15/26)	2,000	2,447,820
Commonwealth of Virginia GO
Series B
5.00%, 06/01/26	(Call 06/01/25) (SAW)	3,000	3,737,160
Series D
5.00%, 06/01/18		500	515,885
5.00%, 06/01/19		1,000	1,072,410
County of Fairfax VA GO
Series A
4.00%, 10/01/27	(Call 04/01/26)	8,845	10,281,074
Series B
5.00%, 10/01/22	(SAW)	1,000	1,189,830
5.00%, 04/01/23	(SAW)	1,000	1,203,280
Series C
5.00%, 10/01/17	(SAW)	2,360	2,368,496
County of Loudoun VA GO Series B
5.00%, 11/01/19		4,500	4,899,330
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(PR 04/01/18)	375	384,278
University of Virginia RB
5.00%, 06/01/40	(PR 06/01/18)	9,560	9,862,670
Series A
5.00%, 04/01/39	(Call 04/01/27)	5,000	6,002,650
5.00%, 04/01/42	(Call 04/01/27)	2,000	2,399,180
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,165,110
5.00%, 04/01/47	(Call 04/01/27)	2,000	2,380,500
Series A-2
5.00%, 04/01/45	(Call 04/01/25)	3,000	3,508,320

Security		Principal (000s)	Value
Upper Occoquan Sewage Authority RB
Series A
5.15%, 07/01/20	(NPFGC)	$630	$676,859
Virginia College Building Authority RB
Series 2012B
5.00%, 09/01/20		2,570	2,876,575
Series A
4.00%, 02/01/32	(Call 02/01/25)	3,000	3,254,190
Series C
5.00%, 02/01/31	(Call 02/01/27)	4,830	5,896,367
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,092,770
4.00%, 05/15/37	(Call 05/15/22)	2,500	2,657,425
4.00%, 05/15/42	(Call 05/15/27)	7,000	7,536,480
5.00%, 03/15/27	(Call 09/15/26)	3,995	4,997,226
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	570,200
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,164,360
5.00%, 05/15/33	(Call 05/15/21) (SAP)	2,275	2,568,543
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,129,030
Virginia Public Building Authority RB
Series B
5.00%, 08/01/24		2,250	2,762,618
5.00%, 08/01/25		1,910	2,372,487
Series C
4.00%, 08/01/26	(Call 08/01/24)	2,500	2,845,700
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,000	2,175,140
5.00%, 08/01/23	(Call 08/01/22) (SAW)	1,000	1,181,770
5.00%, 08/01/24	(SAW)	1,225	1,506,799
5.00%, 08/01/26	(Call 08/01/25) (SAW)	1,515	1,873,722
Series C
5.00%, 08/01/18	(SAW)	550	571,247
5.00%, 08/01/19	(SAW)	770	830,337

			112,131,311

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
WASHINGTON — 2.91%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/32	(PR 11/01/17) (AGM)	$1,400	$1,409,982
5.00%, 11/01/36	(PR 11/01/17)	3,500	3,524,955
Series S-1
5.00%, 11/01/36	(Call 11/01/25)	2,000	2,363,980
5.00%, 11/01/45	(Call 11/01/25)	13,840	16,103,394
Series S-1-GREEN
5.00%, 11/01/46		2,000	2,679,240
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,346,856
Series B
5.00%, 02/01/18		1,000	1,017,780
5.00%, 02/01/21	(PR 02/01/20)	155	169,987
5.00%, 02/01/21	(Call 02/01/20)	345	379,010
5.00%, 02/01/22	(PR 02/01/20)	250	274,173
5.00%, 02/01/22	(Call 02/01/20)	750	822,645
5.00%, 02/01/24	(PR 02/01/20)	95	104,186
5.00%, 02/01/24	(Call 02/01/20)	405	443,819
City of Tacoma WA Electric System Revenue RB
Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,046,570
5.00%, 01/01/38	(Call 07/01/23)	1,000	1,160,790
County of King WA GOL
4.75%, 01/01/34	(Call 01/01/18)	1,900	1,923,750
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	4,600	4,665,366
5.00%, 01/01/39	(PR 01/01/19)	8,205	8,655,372
5.00%, 07/01/40	(Call 01/01/25)	2,000	2,295,500
5.00%, 01/01/45	(PR 07/01/20)	750	832,703
5.00%, 01/01/45	(Call 07/01/20)	250	272,360
5.00%, 01/01/50	(PR 07/01/20)	1,500	1,665,405
5.00%, 01/01/50	(Call 07/01/20)	500	543,850
5.00%, 01/01/52	(Call 01/01/22)	4,000	4,454,560
5.13%, 01/01/41	(PR 01/01/21)	340	385,383
5.13%, 01/01/41	(Call 01/01/21)	160	177,957

Security		Principal (000s)	Value
5.25%, 01/01/42	(PR 01/01/19)	$1,000	$1,058,200
Series B
5.00%, 07/01/39	(Call 07/01/23)	3,000	3,460,980
5.00%, 01/01/41	(PR 01/01/21)	895	1,010,804
5.00%, 01/01/41	(Call 01/01/21)	435	481,915
5.00%, 07/01/46	(Call 07/01/26)	4,000	4,643,520
Energy Northwest RB
4.00%, 07/01/38	(Call 07/01/25)	2,000	2,131,440
5.00%, 07/01/34	(Call 07/01/25)	2,000	2,355,200
5.00%, 07/01/38	(Call 07/01/25)	6,465	7,552,995
Series A
5.00%, 07/01/18		4,580	4,741,766
5.00%, 07/01/19		4,565	4,909,703
5.00%, 07/01/20		1,850	2,058,939
5.00%, 07/01/21		2,000	2,296,840
5.00%, 07/01/22	(Call 07/01/21)	565	647,140
5.00%, 07/01/23	(Call 07/01/21)	2,100	2,404,857
5.00%, 07/01/23		1,000	1,205,650
5.00%, 07/01/27	(Call 07/01/26)	1,000	1,244,090
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,163,590
5.00%, 07/01/28	(Call 07/01/27)	2,000	2,513,860
5.25%, 07/01/18		2,185	2,266,697
Series C
5.00%, 07/01/28	(Call 07/01/24)	1,000	1,201,660
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,068,920
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/39	(Call 12/01/25) (GTD)	2,000	2,346,160
Port of Seattle WA RB
Series A
5.00%, 08/01/30	(Call 08/01/22)	1,500	1,715,130
5.00%, 08/01/31	(Call 08/01/22)	2,910	3,319,990
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/40	(Call 12/01/25)	1,000	1,159,420
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(PR 12/01/18) (GTD)	500	527,570
State of Washington GO
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,839,225

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/26	(Call 07/01/24)	$1,050	$1,280,212
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,185,660
5.00%, 07/01/32	(Call 01/01/25)	2,000	2,362,440
5.00%, 08/01/32	(Call 08/01/25)	2,500	2,985,950
Series 2010-B
5.00%, 08/01/34	(PR 08/01/19)	3,000	3,236,250
Series 2014-A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,751,730
Series A
5.00%, 07/01/25	(PR 07/01/18)	1,330	1,376,630
5.00%, 07/01/27	(PR 07/01/18)	4,750	4,916,535
5.00%, 07/01/31	(PR 07/01/18)	3,400	3,519,204
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,286,976
5.00%, 08/01/35	(Call 08/01/21)	500	566,270
5.00%, 08/01/38	(Call 08/01/23)	1,215	1,412,996
Series B
5.00%, 07/01/28	(Call 01/01/26)	2,500	3,046,225
5.00%, 07/01/29	(Call 01/01/26)	1,500	1,812,465
5.00%, 07/01/33	(Call 01/01/26)	3,000	3,555,990
Series C
5.00%, 01/01/27	(PR 01/01/18)	1,000	1,014,480
5.00%, 01/01/28	(PR 01/01/18)	1,000	1,014,480
5.00%, 06/01/41	(Call 06/01/21)	20,455	22,946,419
Series D
5.00%, 01/01/33	(PR 01/01/18)	4,080	4,139,078
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,141,200
5.00%, 02/01/39	(Call 02/01/24)	900	1,046,511
Series E
5.00%, 02/01/31	(PR 02/01/19)	1,500	1,588,230
Series R
5.00%, 07/01/19		1,500	1,613,265
5.00%, 07/01/20		1,800	2,004,372
Series R-2011A
5.00%, 01/01/21		3,000	3,391,350
Series R-2012A
5.00%, 07/01/18		1,200	1,242,384
Series R-2012C
5.00%, 07/01/18		8,000	8,282,560
5.00%, 07/01/20		1,000	1,113,540
5.00%, 07/01/24	(Call 07/01/22)	3,750	4,413,300
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,175,090
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,759,935

Security		Principal (000s)	Value
Series R-2013C
5.00%, 07/01/18		$1,500	$1,552,980
Series R-2015
5.00%, 07/01/19		1,500	1,613,265
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,811,745
5.00%, 07/01/29	(Call 01/01/25)	3,000	3,596,310
5.00%, 07/01/32	(Call 01/01/25)	1,000	1,181,220
Series R-2015E
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,811,745
5.00%, 07/01/31	(Call 01/01/25)	3,000	3,556,980
5.00%, 07/01/33	(Call 01/01/25)	2,850	3,353,851
Series R-2017A
5.00%, 08/01/30	(Call 08/01/26)	2,000	2,430,660
5.00%, 08/01/34	(Call 08/01/26)	5,000	5,958,200
State of Washington RB
5.00%, 09/01/18		1,125	1,171,541
5.00%, 09/01/19		2,250	2,429,640
5.00%, 09/01/20		1,000	1,115,720
5.00%, 09/01/21		3,000	3,446,850
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,370,760
Series C
5.00%, 09/01/18		1,200	1,249,644
University of Washington RB Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,136,560
Washington State University RB
5.00%, 04/01/40	(Call 04/01/25)	2,055	2,354,352

			256,369,584
WEST VIRGINIA — 0.03%
West Virginia Economic Development Authority RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	1,270	1,388,910
West Virginia University RB
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,127,210

			2,516,120
WISCONSIN — 0.99%
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/19		1,000	1,072,890

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
State of Wisconsin GO
5.00%, 05/01/27	(Call 05/01/25)	$1,000	$1,223,390
5.00%, 11/01/31	(Call 05/01/27)	5,000	6,129,950
Series 1
5.00%, 05/01/19	(AMBAC)	1,685	1,800,945
5.00%, 11/01/20		3,000	3,375,720
5.00%, 05/01/21		1,995	2,280,285
5.00%, 05/01/21	(ETM)	5	5,710
5.00%, 11/01/23		5,000	6,076,750
5.00%, 11/01/24		2,000	2,470,040
Series 2
5.00%, 11/01/20		3,000	3,375,720
5.00%, 11/01/21		2,000	2,320,600
5.00%, 11/01/22	(Call 11/01/21)	2,070	2,400,910
5.00%, 05/01/25	(PR 05/01/22)	15	17,619
5.00%, 05/01/25	(Call 05/01/22)	985	1,151,603
5.00%, 11/01/25		1,250	1,562,337
5.00%, 11/01/29	(Call 05/01/26)	2,000	2,445,180
Series 3
5.00%, 11/01/21		2,840	3,295,252
5.00%, 11/01/22		1,175	1,399,954
Series 4
5.00%, 05/01/26	(Call 11/01/24)	3,510	4,316,809
Series B
5.00%, 05/01/22	(PR 05/01/21)	1,500	1,712,565
Series D
5.00%, 05/01/37	(Call 05/01/24)	5,000	5,860,200
State of Wisconsin RB
Series A
5.38%, 05/01/25	(PR 05/01/19) (SAP)	195	209,705
5.38%, 05/01/25	(Call 05/01/19) (SAP)	1,855	1,991,992
5.63%, 05/01/28	(PR 05/01/19) (SAP)	140	151,136
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,330	1,433,474
5.75%, 05/01/33	(PR 05/01/19) (SAP)	9,250	10,004,893
6.00%, 05/01/36	(PR 05/01/19) (SAP)	5,015	5,444,936
6.25%, 05/01/37	(PR 05/01/19) (SAP)	1,000	1,089,860

Security		Principal or Shares (000s)	Value
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22		$1,000	$1,181,540
5.00%, 07/01/27		1,000	1,272,230
5.00%, 07/01/28	(Call 07/01/27)	2,000	2,519,940
Series A
5.00%, 07/01/20	(AGM)	2,000	2,226,480
Series I
5.00%, 07/01/19	(NPFGC-FGIC)	1,095	1,177,683
5.00%, 07/01/20		1,000	1,113,240
Wisconsin Health & Educational Facilities Authority RB
5.00%, 12/01/41	(Call 11/01/26)	3,075	3,537,972

			87,649,510

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $8,418,960,147)			8,682,133,372

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Liquidity Funds: MuniCash
0.62%[a,b]		60,646	60,664,638

			60,664,638

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,652,963)			60,664,638

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.17%
(Cost: $8,479,613,110)[c]	$8,742,798,010
Other Assets, Less Liabilities — 0.83%	73,221,683

NET ASSETS — 100.00%	$8,816,019,693

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $8,479,837,829. Net unrealized appreciation was $262,960,181, of which $275,823,243 represented gross unrealized appreciation on investments and $12,863,062 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Liquidity Funds: MuniCash	66,144	—	(5,498)[b]	60,646	$60,664,638	$18,033	$425	$284,933

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$8,682,133,372	$—	$8,682,133,372
Money market funds	60,664,638	—	—	60,664,638

Total	$60,664,638	$8,682,133,372	$—	$8,742,798,010

See notes to financial statements.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.14%

ALABAMA — 0.53%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$490	$510,139
5.00%, 09/01/19		500	539,640
5.00%, 09/01/20		500	557,595
Series A
5.00%, 09/01/18		400	416,768
Alabama Public School & College Authority RB
5.00%, 12/01/25	(PR 12/01/17)	1,055	1,066,383
Series A
5.00%, 05/01/19		650	694,428
5.00%, 05/01/29	(PR 05/01/19)	1,000	1,068,060
Series B
5.00%, 01/01/20		1,500	1,640,940
5.00%, 01/01/21		1,000	1,130,450
5.00%, 01/01/22		400	465,464

			8,089,867
ARIZONA — 1.77%
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19		2,125	2,293,767
5.00%, 09/01/20		500	557,545
5.00%, 09/01/21		1,000	1,148,250
Arizona Transportation Board RB
5.00%, 07/01/21		1,000	1,148,830
Series A
5.00%, 07/01/22	(PR 07/01/20)	1,000	1,112,940
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		1,400	1,449,196
5.00%, 07/01/19		1,425	1,531,790
Series B
5.00%, 07/01/20		500	556,620
Maricopa County Community College District GO
5.00%, 07/01/20		1,675	1,864,677
5.00%, 07/01/21		3,000	3,446,490

Security		Principal (000s)	Value
Salt River Project Agricultural Improvement & Power District RB
Series A
5.00%, 01/01/20	(PR 01/01/18)	$1,970	$1,998,467
5.00%, 01/01/21	(PR 01/01/18)	1,500	1,521,675
5.00%, 01/01/22		1,500	1,748,940
5.00%, 01/01/38	(PR 01/01/18)	2,390	2,424,535
Series B
4.00%, 01/01/18		2,770	2,800,636
5.00%, 12/01/19		1,200	1,310,964

			26,915,322
ARKANSAS — 0.14%
State of Arkansas GO
4.00%, 06/15/20		1,950	2,114,658

			2,114,658
CALIFORNIA — 19.28%
Bay Area Toll Authority RB
1.38%, 04/01/53	(Call 10/01/19)	3,000	3,011,700
2.10%, 04/01/45	(Call 10/01/21)	1,500	1,546,020
Series B
1.50%, 04/01/47	(Call 10/01/17)	4,150	4,152,531
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,100	3,131,589
Series F-1
4.00%, 04/01/18		800	815,528
5.00%, 04/01/39	(PR 04/01/18)	2,925	2,998,330
5.13%, 04/01/39	(PR 04/01/19)	3,220	3,439,733
5.25%, 04/01/24	(PR 04/01/19)	1,000	1,070,200
5.63%, 04/01/44	(PR 04/01/19)	5,000	5,380,450
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21		750	870,548
California State Public Works Board RB
Series D
4.00%, 09/01/17		760	760,000
Series F
5.00%, 05/01/18		1,225	1,260,219
5.00%, 09/01/18		1,000	1,042,810
5.00%, 05/01/20		1,000	1,104,250
Series G
5.00%, 01/01/19		1,000	1,055,720
5.00%, 01/01/20		1,000	1,092,980

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 01/01/21		$1,580	$1,780,565
Series H
5.00%, 12/01/19		1,500	1,636,185
Series I-1
6.13%, 11/01/29	(PR 11/01/19)	1,500	1,670,865
6.38%, 11/01/34	(PR 11/01/19)	4,000	4,477,080
California State University RB
Series B-1
3.00%, 11/01/47	(Call 05/01/19)	500	517,550
Series B-2
4.00%, 11/01/49	(Call 05/01/21)	500	552,975
City of Long Beach CA Harbor Revenue RB Series C
5.00%, 11/15/18		1,850	1,944,572
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		3,000	3,129,240
5.00%, 09/01/20		540	606,463
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/19		710	762,142
Eastern Municipal Water District COP Series H
5.00%, 07/01/35	(PR 07/01/18)	5,000	5,176,150
El Camino Community College District GO
Series C
0.00%, 08/01/20		775	750,355
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/40	(PR 08/01/21)	2,110	2,439,076
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/19		500	540,510
6.00%, 08/01/33	(PR 08/01/19)	645	708,468
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	2,000	2,078,740

Security		Principal (000s)	Value
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	$1,360	$1,413,543
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/21		3,000	3,456,270
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/21		1,275	1,422,569
5.00%, 07/01/18		2,965	3,071,977
5.00%, 07/01/19		2,110	2,273,356
5.00%, 07/01/20		300	335,046
5.00%, 07/01/21		1,000	1,153,320
Series B
5.00%, 12/01/18	(Call 11/01/18)	3,350	3,514,686
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/19		1,000	1,076,850
5.00%, 07/01/21		3,000	3,456,270
5.00%, 07/01/22		2,000	2,372,900
Series A-1
5.50%, 07/01/18	(FGIC)	1,190	1,237,469
Series A-2
5.00%, 07/01/21		1,000	1,152,090
Series B
5.00%, 07/01/18		4,000	4,142,960
Series C
5.00%, 07/01/19		1,300	1,399,905
5.00%, 07/01/20		1,510	1,685,039
Metropolitan Water District of Southern California RB
Series B
5.00%, 08/01/20	(Call 07/01/20)	2,000	2,229,160
5.00%, 08/01/22	(Call 07/01/22)	1,000	1,184,720
Series C
5.00%, 07/01/18		400	414,332
5.00%, 07/01/19		205	220,832
New Haven Unified School District GO
5.00%, 08/01/18	(ETM)	80	83,142
5.00%, 08/01/18		120	124,710

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	$500	$525,625
San Diego County Water Authority Financing Corp. COP Series 2008
5.00%, 05/01/38	(PR 05/01/18) (AGM)	5,000	5,142,700
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.00%, 05/15/21		1,000	1,150,090
5.25%, 05/15/34	(PR 05/15/19)	6,500	6,988,410
5.25%, 05/15/39	(PR 05/15/19)	3,500	3,762,990
Southern California Public Power Authority RB
Series 1
2.00%, 07/01/36		1,000	1,019,840
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/20	(PR 05/01/18)	600	617,166
Series H
5.00%, 05/01/22	(PR 05/01/18) (AGM)	1,290	1,326,907
Series K
5.00%, 05/01/18		3,000	3,085,950
Series L
5.00%, 05/01/18		1,700	1,748,705
5.00%, 05/01/19		5,570	5,960,680
5.00%, 05/01/20		3,660	4,061,319
5.00%, 05/01/22	(Call 05/01/20)	1,000	1,108,250
Series M
4.00%, 05/01/19		300	316,083
5.00%, 05/01/19		350	374,549
Series N
5.00%, 05/01/19		200	214,028
5.00%, 05/01/20		2,530	2,807,414
Series O
5.00%, 05/01/21		6,045	6,933,010
5.00%, 05/01/22		5,550	6,561,598

Security		Principal (000s)	Value
State of California Department of Water Resources RB
5.00%, 12/01/27	(PR 06/01/18)	$1,550	$1,599,461
State of California GO
3.00%, 12/01/32	(Call 06/01/19)	1,250	1,295,238
4.00%, 11/01/19		5,000	5,329,350
4.00%, 12/01/27	(Call 10/02/17)	1,500	1,504,035
4.00%, 12/01/30	(Call 06/01/21)	300	330,804
5.00%, 09/01/17		2,805	2,805,000
5.00%, 10/01/17		4,220	4,235,276
5.00%, 11/01/17		300	302,169
5.00%, 03/01/18		2,000	2,043,260
5.00%, 04/01/18		2,000	2,050,380
5.00%, 09/01/18		1,000	1,042,810
5.00%, 10/01/18		325	340,035
5.00%, 11/01/18		1,000	1,049,700
5.00%, 12/01/18		1,000	1,053,130
5.00%, 02/01/19		3,885	4,115,186
5.00%, 04/01/19		4,000	4,262,800
5.00%, 08/01/19	(Call 10/02/17)	5	5,018
5.00%, 08/01/19		2,720	2,933,302
5.00%, 10/01/19		425	461,112
5.00%, 11/01/19		750	816,158
5.00%, 02/01/20		4,100	4,499,504
5.00%, 03/01/20		1,000	1,100,440
5.00%, 08/01/20		4,900	5,464,235
5.00%, 09/01/20		1,190	1,330,706
5.00%, 10/01/20		500	560,650
5.00%, 11/01/20		885	995,059
5.00%, 02/01/21		1,000	1,132,990
5.00%, 03/01/21	(Call 03/01/20)	1,300	1,432,444
5.00%, 08/01/21		5,000	5,749,950
5.00%, 09/01/21		8,395	9,677,421
5.00%, 04/01/22		1,000	1,168,860
5.00%, 05/01/22		2,500	2,928,250
5.00%, 08/01/22		500	589,250
5.00%, 09/01/22		3,000	3,542,550
5.00%, 11/01/22		2,000	2,368,820
5.50%, 04/01/18		8,415	8,651,461
5.50%, 04/01/19		4,490	4,819,521
6.00%, 02/01/18	(AMBAC)	755	771,761
Series A
5.00%, 07/01/18	(ETM)	6,850	7,095,435
5.00%, 07/01/19	(ETM)	6,780	7,299,755

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/20	(PR 07/01/19)	$11,355	$12,219,002
5.25%, 07/01/21	(PR 07/01/19)	5,275	5,700,271
Series B
5.00%, 09/01/17		1,000	1,000,000
5.00%, 09/01/18		1,000	1,042,810
5.00%, 09/01/19		2,000	2,163,420
5.00%, 09/01/20		1,830	2,046,379
University of California RB
Series AF
5.00%, 05/15/18		750	772,980
5.00%, 05/15/20		1,000	1,111,900
Series AT
1.40%, 05/15/46	(Call 11/15/20)	500	501,475
Series E
5.00%, 05/15/21	(Call 05/15/20)	1,635	1,817,204
Series I
5.00%, 05/15/18		3,000	3,091,260

			292,849,991
COLORADO — 0.27%
Denver City & County School District No. 1 GO
Series B
5.00%, 12/01/26	(PR 12/01/22) (SAW)	910	1,085,366
E-470 Public Highway Authority RB Series B
0.00%, 09/01/18	(NPFGC)	3,000	2,969,400

			4,054,766
CONNECTICUT — 1.89%
Connecticut State Health & Educational Facility Authority RB
Series A
1.30%, 07/01/48		2,000	2,007,540
1.38%, 07/01/35		1,250	1,255,687
Series A-1
1.00%, 07/01/42		850	849,686
5.00%, 07/01/42		1,700	1,998,095
Series A-4
1.20%, 07/01/49		1,000	1,003,770
Series U
1.00%, 07/01/33		1,500	1,500,090
State of Connecticut GO
5.00%, 08/01/19		1,000	1,071,940

Security		Principal (000s)	Value
Series A
5.00%, 10/15/17		$1,000	$1,005,240
5.00%, 10/15/18		2,500	2,614,675
5.00%, 04/15/22		545	621,262
Series B
5.00%, 05/15/20		500	546,750
5.00%, 05/15/21		500	560,255
5.25%, 06/01/19	(AMBAC)	500	535,935
Series C
5.00%, 06/01/18		1,250	1,288,987
Series D
5.00%, 11/01/18		2,000	2,095,160
Series E
4.00%, 10/15/19		1,000	1,058,040
5.00%, 10/15/21		500	565,365
Series F
5.00%, 11/15/20		1,000	1,107,800
Series G
5.00%, 11/01/20		1,500	1,660,080
5.00%, 11/01/21		1,000	1,131,730
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		2,500	2,762,475
5.00%, 09/01/21		1,000	1,133,850
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/18		300	305,067

			28,679,479
DISTRICT OF COLUMBIA — 0.80%
District of Columbia GO
Series A
5.00%, 06/01/20		2,135	2,370,661
5.00%, 06/01/22		2,000	2,355,940
Series B
5.25%, 06/01/18	(AMBAC)	2,950	3,049,209
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/34	(PR 10/01/18) (AGC)	2,100	2,195,403

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	$2,100	$2,108,316

			12,079,529
FLORIDA — 2.93%
Central Florida Expressway Authority RB
1.63%, 01/01/19	(Call 01/01/18)	1,000	1,002,070
County of Miami-Dade FL Aviation Revenue RB
Series B
5.50%, 10/01/36	(PR 10/01/19)	8,000	8,753,360
County of Miami-Dade FL GO Series B-1
5.75%, 07/01/33	(PR 07/01/18)	2,400	2,498,448
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/21		1,900	2,184,392
5.25%, 10/01/19		235	255,793
6.25%, 10/01/31	(PR 10/01/19)	4,350	4,824,889
Florida’s Turnpike Enterprise RB
Series B
5.00%, 07/01/18		3,000	3,105,960
Orlando Utilities Commission RB
Series A
5.00%, 10/01/18		3,000	3,135,780
State of Florida GO
Series A
5.00%, 06/01/18		1,000	1,031,840
5.00%, 06/01/19		2,300	2,465,968
5.00%, 06/01/20		2,000	2,220,280
Series C
5.00%, 06/01/19		1,555	1,667,209
Series D
5.00%, 06/01/18		2,625	2,708,580
5.00%, 06/01/22		1,000	1,178,990
Series E
5.00%, 06/01/21		1,215	1,392,293
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/18		530	548,624
5.00%, 07/01/19		2,500	2,687,350
5.00%, 07/01/20		1,000	1,112,350
Series B
5.00%, 07/01/18		1,000	1,035,140

Security		Principal (000s)	Value
Series C
5.00%, 07/01/18		$570	$590,030
Tampa Bay Water RB Series B
5.00%, 10/01/19	(ETM)	150	162,484

			44,561,830
GEORGIA — 4.14%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/19		2,225	2,347,442
5.00%, 01/01/21		1,000	1,128,690
Series B
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,092,250
City of Atlanta GA Water & Wastewater Revenue RB
Series A
6.00%, 11/01/27	(PR 11/01/19)	3,515	3,898,451
6.00%, 11/01/28	(PR 11/01/19)	3,000	3,327,270
6.25%, 11/01/34	(PR 11/01/19)	3,000	3,343,320
6.25%, 11/01/39	(PR 11/01/19)	4,610	5,137,569
Georgia State Road & Tollway Authority RB
Series A
5.00%, 03/01/20	(GTD)	1,000	1,101,220
5.00%, 03/01/21	(GTD)	410	466,326
Series B
5.00%, 06/01/18		900	928,242
5.00%, 06/01/20		900	994,977
5.00%, 06/01/21		500	569,785
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	2,110	2,356,195
5.00%, 08/01/21	(SAW)	2,000	2,304,960
5.00%, 02/01/22		800	934,952
5.00%, 08/01/22	(SAW)	1,250	1,480,825
Municipal Electric Authority of Georgia RB
Series A
5.00%, 01/01/21		1,000	1,114,400
Series B
5.00%, 01/01/20		2,860	3,100,297
Series D
5.75%, 01/01/19	(PR 07/01/18)	740	770,732
5.75%, 01/01/19	(Call 07/01/18)	1,120	1,165,170

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
State of Georgia GO
Series A-1
5.00%, 02/01/19		$2,610	$2,764,225
5.00%, 02/01/22		1,225	1,431,645
Series B
5.00%, 07/01/21	(PR 07/01/18)	750	776,550
Series C
4.00%, 09/01/22		200	227,444
5.00%, 07/01/19		1,000	1,075,700
5.00%, 10/01/20		2,425	2,723,105
5.00%, 07/01/21		2,000	2,299,280
5.00%, 10/01/21		1,000	1,158,120
Series E-2
4.00%, 09/01/19		3,100	3,293,874
Series I
5.00%, 07/01/18		2,375	2,458,671
5.00%, 07/01/19		2,500	2,689,250
5.00%, 07/01/20		4,000	4,454,160

			62,915,097
HAWAII — 0.92%
City & County Honolulu HI Wastewater System Revenue RB
Series A
5.25%, 07/01/36	(PR 07/01/21)	1,000	1,156,970
City & County of Honolulu HI GO
Series B
5.25%, 07/01/19	(AGM)	1,135	1,225,210
State of Hawaii GO
Series DT
5.00%, 11/01/17		300	302,157
Series DY
5.00%, 02/01/18		250	254,455
5.00%, 02/01/19		1,020	1,079,874
Series DZ
5.00%, 12/01/19	(ETM)	590	643,589
Series DZ-2017
5.00%, 12/01/19	(ETM)	20	21,812
5.00%, 12/01/19		530	578,262
Series EA
5.00%, 12/01/17		3,825	3,866,195
5.00%, 12/01/18		2,000	2,104,280
Series EF
5.00%, 11/01/17		1,000	1,007,190
5.00%, 11/01/18		600	629,292

Security		Principal (000s)	Value
Series EH
5.00%, 08/01/21	(ETM)	$675	$776,851
Series EH-2017
5.00%, 08/01/21	(ETM)	10	11,509
5.00%, 08/01/21		315	362,508

			14,020,154
ILLINOIS — 2.27%
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/20		500	545,640
5.00%, 01/01/21		500	562,770
Series A
5.00%, 01/01/33	(PR 01/01/18) (AGM)	5,000	5,071,400
Series B
5.00%, 01/01/18		2,200	2,230,734
5.00%, 01/01/19		500	527,105
5.00%, 01/01/20		300	327,384
5.25%, 01/01/18	(NPFGC)	500	507,285
6.00%, 01/01/41	(PR 01/01/21)	2,000	2,322,000
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		1,000	1,088,410
Series B
5.00%, 12/01/17		1,800	1,818,864
5.50%, 01/01/33	(PR 01/01/18)	2,000	2,031,540
Series D
5.00%, 01/01/21		600	674,484
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC)	500	491,765
State of Illinois GO
4.00%, 02/01/18		500	504,695
4.00%, 07/01/18		620	631,222
5.00%, 01/01/18		1,630	1,647,702
5.00%, 08/01/18		1,690	1,738,469
5.00%, 01/01/19		500	518,145
5.00%, 01/01/19	(AGM)	600	624,600
5.00%, 02/01/19		1,000	1,038,420
5.00%, 01/01/20	(AGM)	400	426,552
5.00%, 02/01/20		1,500	1,586,715
5.00%, 08/01/20		1,500	1,601,985

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 02/01/21		$1,500	$1,614,195
5.00%, 07/01/21		425	460,033
5.00%, 02/01/22		1,675	1,824,192
State of Illinois RB
5.00%, 06/15/18		2,025	2,088,403

			34,504,709
INDIANA — 0.07%
Indiana University RB
5.00%, 06/01/38	(PR 06/01/18)	1,000	1,032,030

			1,032,030
IOWA — 0.15%
Iowa Finance Authority RB
5.00%, 08/01/20		560	624,826
State of Iowa RB
Series A
5.00%, 06/01/28	(PR 06/01/19)	1,520	1,628,680

			2,253,506
KANSAS — 0.48%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/22		2,340	2,769,437
5.50%, 03/01/19	(AGM)	3,205	3,428,997
Series B
5.00%, 09/01/19		225	243,509
Series C
5.00%, 09/01/20		750	838,522

			7,280,465
KENTUCKY — 0.07%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	700	757,260
Kentucky State Property & Building Commission RB
5.25%, 02/01/18		240	244,394

			1,001,654
LOUISIANA — 0.23%
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/34	(PR 02/01/19)	400	425,052

Security		Principal (000s)	Value
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		$400	$412,004
5.00%, 06/01/20		325	358,101
State of Louisiana GO
Series A
5.00%, 11/15/19		1,100	1,193,775
5.00%, 11/15/20	(Call 05/15/20)	1,000	1,107,770

			3,496,702
MARYLAND — 4.46%
County of Montgomery MD GO
Series A
5.00%, 11/01/20		2,500	2,814,225
5.00%, 07/01/23	(PR 07/01/19)	1,000	1,076,470
Maryland State Transportation Authority RB
5.25%, 03/01/18		1,380	1,411,147
5.25%, 03/01/19		2,020	2,153,360
State of Maryland Department of Transportation RB
4.00%, 09/01/21		4,000	4,458,240
5.00%, 05/01/18		2,000	2,056,680
5.00%, 05/01/19		750	801,570
State of Maryland GO
5.00%, 03/01/20		3,110	3,423,986
First Series
5.00%, 06/01/20		700	777,133
5.00%, 06/01/21		3,500	4,012,330
5.00%, 06/01/22		925	1,089,548
First Series A
5.00%, 03/01/18		1,000	1,021,320
Second Series
5.00%, 07/15/18		1,000	1,036,930
5.00%, 07/15/22	(PR 07/15/18)	1,280	1,326,963
5.00%, 07/15/23	(PR 07/15/18)	2,850	2,954,566
Second Series E
4.50%, 08/01/20		425	468,231
Series A
5.00%, 03/01/19		1,610	1,710,545
5.00%, 03/01/20		1,000	1,100,960
5.00%, 03/01/21		2,000	2,275,500
5.00%, 03/01/22		300	350,997
5.00%, 03/15/22		2,500	2,928,075
5.00%, 08/01/23	(PR 08/01/21)	1,630	1,875,951

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 03/01/24	(PR 03/01/22)	$4,000	$4,679,640
Series B
4.50%, 08/01/21		1,000	1,132,100
5.00%, 08/01/18		2,000	2,077,560
5.00%, 03/15/19		1,150	1,223,612
5.00%, 08/01/19		2,900	3,129,071
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,268,471
5.00%, 08/01/20		2,000	2,232,740
5.00%, 08/01/21	(PR 08/01/19)	1,700	1,835,235
5.00%, 08/01/23	(PR 08/01/19)	2,285	2,466,772
Series C
5.00%, 08/01/19		2,400	2,589,576
5.00%, 08/01/21		3,450	3,974,641

			67,734,145
MASSACHUSETTS — 6.26%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/18		6,000	6,202,260
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/17	(AGM)	1,720	1,740,623
Commonwealth of Massachusetts GOL
Series A
5.00%, 04/01/18		2,315	2,372,620
5.00%, 04/01/19		1,000	1,065,700
5.00%, 08/01/27	(PR 08/01/18)	2,000	2,077,040
5.00%, 04/01/28	(PR 04/01/21)	3,000	3,421,350
5.00%, 04/01/29	(PR 04/01/21)	5,000	5,702,250
5.25%, 08/01/19		490	531,013
5.25%, 08/01/20	(AGM)	1,700	1,910,375
5.25%, 08/01/21		1,000	1,161,220
Series B
5.00%, 08/01/18		1,000	1,038,760
5.00%, 08/01/19		1,150	1,240,792
5.00%, 08/01/21		1,000	1,151,650
5.00%, 08/01/22		700	828,464
5.00%, 06/01/25	(PR 06/01/20)	500	554,975
5.25%, 08/01/20		2,950	3,315,062
5.25%, 08/01/21	(AGM)	1,000	1,161,220
5.25%, 09/01/21		255	296,879

Security		Principal (000s)	Value
Series C
5.00%, 08/01/19		$2,000	$2,157,900
5.00%, 04/01/20		2,000	2,208,360
5.00%, 08/01/20		500	558,290
5.00%, 10/01/21		2,000	2,314,500
Series D
1.05%, 08/01/43		1,300	1,294,761
5.00%, 10/01/17		1,500	1,505,385
5.00%, 10/01/26	(PR 10/01/21)	3,415	3,949,038
5.00%, 08/01/33	(PR 08/01/21)	100	115,151
5.50%, 10/01/17		800	803,208
Series D-2-R
1.70%, 08/01/43		1,500	1,529,325
Series E
5.00%, 09/01/28	(PR 09/01/22)	1,000	1,185,300
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		1,000	1,114,430
5.25%, 07/01/21		500	578,690
Series B
5.25%, 07/01/20		1,500	1,679,415
Series C
5.00%, 07/01/31	(PR 07/01/18)	4,190	4,338,326
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,035,400
5.25%, 07/01/19		2,700	2,915,109
5.50%, 07/01/18		1,700	1,766,929
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/20		475	533,539
Series 2014
5.00%, 08/01/21		1,000	1,152,480
Series A
5.25%, 08/01/19		1,100	1,192,136
Massachusetts Department of Transportation RB
Series C
0.00%, 01/01/18	(NPFGC)	2,700	2,692,008
Massachusetts Development Finance Agency RB
Series A
5.00%, 07/15/21		1,000	1,150,980

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series B-1
5.00%, 10/15/20		$1,510	$1,697,814
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/21		2,685	3,095,993
Series B
5.00%, 08/15/18		1,500	1,560,480
5.00%, 08/15/19		2,050	2,214,533
5.00%, 08/15/20		1,020	1,140,034
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/40	(PR 08/01/20)	3,000	3,349,590
Series B
5.00%, 08/01/19		2,235	2,412,794
5.00%, 08/01/39	(PR 08/01/19)	250	269,640
Series J
5.50%, 08/01/20	(AGM)	1,000	1,131,860
5.50%, 08/01/21	(AGM)	4,000	4,688,520

			95,104,171
MICHIGAN — 1.60%
Michigan Finance Authority RB
5.00%, 07/01/18	(NPFGC)	500	516,210
5.00%, 01/01/20	(Call 07/01/19)	1,075	1,157,205
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,075,890
5.00%, 01/01/21	(Call 07/01/19)	1,000	1,075,230
Series A
5.00%, 01/01/18		1,100	1,115,818
5.00%, 07/01/18		1,000	1,035,320
5.00%, 07/01/19		6,500	6,990,815
Michigan State Building Authority RB
Series I
5.00%, 04/15/18		1,000	1,025,920
5.00%, 04/15/19		1,250	1,332,150
5.00%, 04/15/20		1,000	1,102,740
State of Michigan GO
Series A
5.00%, 12/01/21		350	406,809
5.00%, 12/01/22		1,000	1,192,760
State of Michigan RB
5.00%, 03/15/20		1,055	1,159,793

Security		Principal (000s)	Value
5.00%, 03/15/21		$100	$113,439
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/18		3,000	3,151,110
5.00%, 11/01/20	(Call 11/01/19)	1,000	1,087,240
Series A
5.50%, 11/01/18		770	812,050

			24,350,499
MINNESOTA — 1.57%
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		3,185	3,507,386
Series B
5.00%, 03/01/18		710	725,151
State of Minnesota GO
Series A
5.00%, 08/01/19		2,550	2,750,481
Series D
5.00%, 08/01/18		1,780	1,848,999
5.00%, 08/01/19		1,500	1,617,930
5.00%, 08/01/22		2,000	2,367,220
Series F
5.00%, 10/01/18		1,000	1,045,760
5.00%, 10/01/19		4,500	4,883,310
5.00%, 10/01/20		995	1,116,340
5.00%, 10/01/21		2,095	2,423,517
University of Minnesota RB
Series A
5.00%, 12/01/18		1,500	1,578,510

			23,864,604
MISSISSIPPI — 0.18%
State of Mississippi GO
Series C
5.00%, 10/01/18		580	606,378
5.00%, 10/01/19		1,000	1,085,180
Series D
5.38%, 07/01/18		1,000	1,038,080

			2,729,638
MISSOURI — 0.59%
Missouri Highway & Transportation Commission RB
5.00%, 02/01/18		250	254,437

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 02/01/19		$2,970	$3,145,497
Series A
5.00%, 05/01/22		675	794,320
Series B
5.00%, 05/01/19		1,200	1,282,920
5.00%, 05/01/20		1,325	1,467,318
5.00%, 05/01/22		1,500	1,765,155
University of Missouri RB Series A
5.00%, 11/01/19		240	261,262

			8,970,909
NEBRASKA — 0.13%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20		900	1,007,640
Omaha Public Power District RB
Series A
5.50%, 02/01/39	(PR 02/01/18)	470	479,240
Series B
5.00%, 02/01/20		500	548,935

			2,035,815
NEVADA — 1.19%
Clark County School District GOL
Series A
5.00%, 06/15/22		1,500	1,750,425
Series B
5.00%, 06/15/19		1,865	1,997,788
5.00%, 06/15/20		2,000	2,214,460
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		2,850	2,948,952
County of Clark NV GOL
5.00%, 06/01/33	(PR 06/01/18)	1,000	1,032,150
5.00%, 06/01/38	(PR 06/01/18)	2,245	2,317,177
State of Nevada GOL
5.00%, 12/01/25	(PR 12/01/17) (NPFGC)	2,000	2,021,180
Series C
5.00%, 06/01/18		1,545	1,593,961
State of Nevada RB
5.00%, 12/01/17		2,250	2,274,142

			18,150,235

Security		Principal (000s)	Value
NEW JERSEY — 3.18%
New Jersey Economic Development Authority RB
5.00%, 12/15/17	(ETM)	$1,050	$1,062,955
5.00%, 06/15/18		250	256,238
5.00%, 09/01/18	(ETM)	1,630	1,697,710
5.00%, 09/01/18		590	610,951
5.00%, 09/01/20	(ETM)	730	815,782
5.00%, 09/01/20		270	292,019
Series B
5.00%, 11/01/19	(SAP)	1,000	1,063,700
5.00%, 11/01/20	(SAP)	1,000	1,085,050
5.00%, 11/01/21		1,500	1,653,900
Series EE
5.00%, 09/01/17	(ETM)	1,500	1,500,000
Series GG
5.00%, 09/01/17	(ETM) (SAP)	795	795,000
5.00%, 09/01/21	(Call 03/01/21) (SAP)	500	543,855
Series K
5.25%, 12/15/20	(AMBAC)	1,030	1,129,488
Series NN
5.00%, 03/01/19	(ETM) (SAP)	6,500	6,898,840
5.00%, 03/01/21	(SAP)	1,305	1,423,024
Series PP
5.00%, 06/15/19		2,500	2,637,400
Series XX
5.00%, 06/15/19		750	791,220
5.00%, 06/15/20		250	269,228
5.00%, 06/15/21		1,400	1,534,064
New Jersey Sports & Exposition Authority RB
Series B
5.00%, 09/01/18	(SAP)	1,000	1,035,510
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/19		2,220	2,340,035
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/18		500	517,935

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		$750	$771,735
5.00%, 06/15/20		2,500	2,695,800
5.25%, 12/15/19		1,000	1,073,100
Series A-1
5.00%, 06/15/19		1,200	1,268,100
5.00%, 06/15/20		850	916,878
5.00%, 06/15/21		200	218,932
Series A-2
5.00%, 06/15/21	(Call 06/15/18)	860	885,688
5.00%, 06/15/22	(Call 06/15/18)	1,000	1,029,010
Series B
5.00%, 06/15/20		2,100	2,264,472
5.50%, 12/15/17	(NPFGC)	500	506,505
Series C
5.50%, 12/15/17	(AGM)	1,505	1,524,580
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/20		1,150	1,255,260
Series H
5.00%, 01/01/21	(PR 01/01/19)	235	248,061
5.00%, 01/01/21	(Call 01/01/19)	440	463,791
State of New Jersey GO
5.00%, 06/01/21		1,760	1,975,547
Series H
5.25%, 07/01/19		405	434,723
Series Q
5.00%, 08/15/19		305	327,259
5.00%, 08/15/20		410	451,332

			48,264,677
NEW MEXICO — 0.61%
New Mexico Finance Authority RB
4.00%, 06/15/22		2,000	2,259,300
5.00%, 06/15/18		3,050	3,152,297
State of New Mexico GO
Series B
5.00%, 03/01/21		1,500	1,703,850
State of New Mexico Severance Tax Permanent Fund RB
Series B
4.00%, 07/01/20		1,000	1,084,470

Security		Principal (000s)	Value
4.00%, 07/01/21		$1,000	$1,108,150

			9,308,067
NEW YORK — 16.50%
City of New York NY GO
Series 1
5.00%, 08/01/20		1,000	1,114,540
Series A
4.00%, 08/01/18		3,000	3,087,360
5.00%, 08/01/18		3,600	3,737,628
5.00%, 08/01/19		6,100	6,573,542
5.00%, 08/01/20		1,000	1,114,540
5.00%, 08/01/21		2,025	2,326,340
5.00%, 08/01/22		1,000	1,180,150
Series B
5.00%, 08/01/18		4,165	4,324,228
5.00%, 08/01/19		1,000	1,077,630
5.00%, 08/01/20		520	579,561
5.00%, 08/01/21		3,400	3,905,954
Series C
5.00%, 08/01/20		2,000	2,229,080
Series C-1
5.00%, 10/01/19	(PR 10/01/17)	1,905	1,911,934
5.00%, 10/01/19	(Call 10/02/17)	95	95,330
Series D
5.00%, 08/01/20		1,000	1,114,540
Series E
5.00%, 08/01/18		2,450	2,543,663
5.00%, 08/01/19	(Call 09/11/17)	440	440,537
5.00%, 08/01/20		1,000	1,114,540
5.00%, 08/01/21		1,205	1,384,316
Series F
5.00%, 08/01/18		1,080	1,121,288
Series G
5.00%, 08/01/18		1,390	1,443,140
5.00%, 08/01/19		500	538,815
5.00%, 08/01/21	(Call 09/11/17)	1,685	1,687,056
Series I
5.00%, 08/01/18		1,400	1,453,522
5.00%, 08/01/22		500	590,075
Series J
5.00%, 08/01/19		1,200	1,293,156
5.00%, 08/01/21		425	488,244

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
County of Nassau NY GOL
Series A
5.00%, 01/01/21		$500	$563,120
Hudson Yards Infrastructure Corp. RB Series A
5.00%, 02/15/22		1,000	1,169,900
Long Island Power Authority RB
Series A
0.00%, 06/01/21		1,000	946,150
6.00%, 05/01/33	(PR 05/01/19)	2,000	2,168,680
Series B
5.25%, 04/01/19	(ETM)	120	128,286
5.25%, 04/01/19		130	138,901
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	500	541,295
Series A
5.75%, 01/01/18	(SAP)	1,885	1,916,555
5.75%, 07/01/18	(AGM-CR)	30	31,246
Series B
5.00%, 11/15/34	(PR 11/15/19)	2,000	2,181,520
Series B-4
5.00%, 11/15/30	(Call 11/15/19)	1,000	1,083,880
Series C
5.00%, 11/15/19		1,000	1,089,610
Series C-2B
5.00%, 11/15/34	(Call 02/15/20)	500	546,445
Series D
5.00%, 11/15/17		2,825	2,849,803
5.00%, 11/15/18		605	635,553
5.00%, 11/15/19		2,035	2,216,986
5.00%, 11/15/20		1,860	2,093,663
5.00%, 11/15/21		1,000	1,158,160
Series F
5.00%, 11/15/18		325	341,413
5.00%, 11/15/19		1,700	1,852,337
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/20	(SAW)	500	557,050

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/18		$3,000	$3,064,500
5.00%, 11/01/17	(ETM)	90	90,653
5.00%, 11/01/22		1,500	1,782,060
Series A-1
5.00%, 11/01/19		500	543,880
Series B
4.50%, 11/01/19		580	624,695
Series C
5.00%, 11/01/19		1,500	1,631,640
5.00%, 11/01/20		2,000	2,249,380
5.00%, 11/01/21		1,000	1,158,970
Series E
5.00%, 11/01/17		3,000	3,021,360
5.00%, 11/01/18		4,915	5,154,754
Series F-1
5.00%, 05/01/22		305	359,168
New York City Water & Sewer System RB
Series GG
5.00%, 06/15/20		500	556,245
New York City Water & Sewer System RB BAB
Series EE
5.00%, 06/15/18	(ETM)	1,000	1,033,520
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/18		435	445,879
5.00%, 04/01/20	(Call 04/01/18)	505	517,746
Series A-5/6
5.50%, 04/01/19		500	536,895
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21		775	901,085
New York State Dormitory Authority RB
5.00%, 03/15/18		4,345	4,444,761
5.00%, 02/15/19		2,720	2,887,443
5.50%, 05/15/21	(AMBAC)	200	232,284

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series 2014
5.00%, 02/15/20		$2,000	$2,198,060
Series 2015-B
5.00%, 03/15/19		2,000	2,128,340
Series A
4.00%, 05/15/18		1,000	1,022,610
5.00%, 02/15/18	(ETM)	5	5,097
5.00%, 02/15/18		695	708,671
5.00%, 02/15/19		1,000	1,061,560
5.00%, 03/15/19		1,250	1,331,003
5.00%, 12/15/19		200	219,024
5.00%, 02/15/20		1,000	1,099,030
5.00%, 03/15/20		2,340	2,581,860
5.00%, 12/15/20		850	960,390
5.00%, 02/15/21		4,000	4,538,800
5.00%, 03/15/21		2,000	2,280,460
5.00%, 12/15/21		700	814,163
5.00%, 02/15/22		3,000	3,504,000
5.00%, 03/15/22		2,000	2,347,120
Series B
5.00%, 03/15/20		800	881,712
Series C
5.00%, 03/15/18		1,050	1,074,402
5.00%, 03/15/19	(PR 03/15/18)	4,235	4,332,151
5.00%, 03/15/20	(PR 03/15/18)	10,000	10,229,400
Series D
5.00%, 06/15/18	(ETM)	340	351,366
5.00%, 06/15/18		290	299,819
5.00%, 02/15/20		2,000	2,198,060
5.00%, 02/15/22		950	1,109,600
Series E
5.00%, 02/15/19	(ETM)	2,280	2,416,572
5.00%, 03/15/20		1,100	1,212,354
5.00%, 03/15/22		215	251,690
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		5,000	5,169,300
Series A
5.00%, 06/15/19		2,000	2,149,380
5.00%, 06/15/21		1,800	2,071,692

Security		Principal (000s)	Value
New York State Thruway Authority Highway & Bridge Trust Fund RB Series B
5.00%, 04/01/18		$1,710	$1,752,664
New York State Thruway Authority RB
Series A
5.00%, 03/15/18	(Call 09/15/17)	1,055	1,056,762
5.00%, 05/01/19		12,885	13,746,491
5.00%, 03/15/21	(Call 09/15/20)	850	953,411
5.00%, 03/15/27	(PR 09/15/18)	6,000	6,265,380
Series B
5.00%, 04/01/27	(PR 10/01/17)	3,000	3,010,770
5.50%, 04/01/20	(AMBAC)	3,240	3,621,024
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	750	760,530
New York State Urban Development Corp. RB
5.00%, 12/15/17		400	405,012
5.00%, 03/15/20		2,000	2,204,280
5.50%, 03/15/19	(AMBAC)	400	429,040
5.50%, 03/15/20	(NPFGC)	700	781,011
Series A
5.00%, 01/01/18	(AGM)	2,980	3,022,048
5.00%, 03/15/18		2,000	2,046,480
5.00%, 03/15/19		7,105	7,566,541
5.00%, 03/15/20		1,000	1,102,140
5.00%, 03/15/21		500	568,805
5.00%, 03/15/22		3,000	3,511,950
Series A-2
5.00%, 01/01/20		1,500	1,639,470
Series B
5.00%, 01/01/21	(Call 07/01/18)	1,000	1,035,440
Series C
5.00%, 03/15/21		4,860	5,528,785
5.00%, 12/15/21	(Call 12/15/19)	3,000	3,278,910
Series D
5.50%, 01/01/19		770	817,255
Port Authority of New York & New Jersey RB Series 179
5.00%, 12/01/18		675	710,370

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/17		$500	$502,630
5.00%, 10/15/19		1,200	1,304,580
5.00%, 10/15/20		1,425	1,602,712
5.00%, 10/15/21		2,835	3,288,203
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21		1,000	1,176,270
Series A
5.00%, 11/15/20	(PR 05/15/18)	400	411,988
5.00%, 11/15/33	(PR 05/15/18)	3,000	3,089,910
5.00%, 11/15/37	(PR 05/15/18)	4,000	4,119,880
Series B
5.00%, 11/15/18		785	825,325
5.00%, 11/15/19		285	311,163
5.00%, 11/15/20		1,420	1,606,304
Series E
5.50%, 11/15/19	(NPFGC)	990	1,085,723
Utility Debt Securitization Authority RB
Series B
5.00%, 12/15/20	(Call 12/15/18)	1,000	1,053,870

			250,658,993
NORTH CAROLINA — 3.69%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20		1,000	1,113,540
5.00%, 07/01/21		1,705	1,960,136
County of Mecklenburg NC GO
Series C
5.00%, 03/01/18		500	510,635
County of Wake NC GO
5.00%, 03/01/19		1,235	1,312,126
Series 2010C
5.00%, 03/01/22		360	421,715
Series C
5.00%, 03/01/20		2,895	3,188,032
5.00%, 03/01/21		1,075	1,223,479
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21	(ETM)	2,350	2,659,871

Security		Principal (000s)	Value
5.25%, 01/01/19	(PR 01/01/18) (AGC)	$4,265	$4,329,444
Series B
5.00%, 01/01/21	(ETM)	3,615	4,091,674
5.00%, 01/01/26	(PR 01/01/19)	3,000	3,165,090
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19	(ETM)	855	890,038
4.00%, 01/01/19		1,825	1,899,551
5.00%, 01/01/18	(ETM)	260	263,801
5.00%, 01/01/18		1,345	1,363,790
State of North Carolina GO
Series 2013-D
4.00%, 06/01/20		1,000	1,083,390
Series A
5.00%, 03/01/18		1,000	1,021,270
5.00%, 06/01/22		1,000	1,179,410
Series B
5.00%, 06/01/18		240	247,620
5.00%, 06/01/19		1,575	1,689,046
Series C
4.00%, 05/01/21		600	664,794
4.00%, 05/01/22		1,200	1,357,692
5.00%, 05/01/18		3,715	3,820,023
5.00%, 05/01/19		1,105	1,181,355
5.00%, 05/01/22		2,000	2,353,540
Series D
4.00%, 06/01/21		450	499,531
4.00%, 06/01/22		500	566,635
Series E
5.00%, 05/01/19		1,300	1,389,830
5.00%, 05/01/20		2,100	2,325,561
State of North Carolina RB
5.00%, 03/01/18		1,545	1,577,847
5.00%, 03/01/20		1,000	1,099,480
5.00%, 03/01/21		500	566,350
5.00%, 03/01/22		2,400	2,791,536
Series C
5.00%, 05/01/22		1,860	2,185,407

			55,993,239
OHIO — 0.55%
State of Ohio GO
Series A
5.00%, 09/15/21		2,000	2,311,880

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
State of Ohio RB
Series 2008-1
5.75%, 06/15/19	(PR 06/15/18)	$850	$883,227
Series B
5.00%, 12/15/18		3,850	4,055,667
5.00%, 12/15/19		1,000	1,092,290

			8,343,064
OKLAHOMA — 0.09%
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/18		100	103,438
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/18		1,290	1,308,241

			1,411,679
OREGON — 0.64%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	(ETM)	1,000	1,033,630
5.00%, 06/01/20		1,000	1,111,590
5.00%, 06/01/21		450	515,840
Oregon State Lottery RB
Series A
5.25%, 04/01/26	(PR 04/01/19)	2,000	2,138,420
State of Oregon Department of Transportation RB
5.00%, 11/15/17		1,250	1,261,037
Series A
5.00%, 11/15/33	(PR 05/15/19)	2,500	2,675,050
Tri-County Metropolitan Transportation District of Oregon RB
5.00%, 11/01/18	(Call 10/02/17)	1,000	1,003,660

			9,739,227
PENNSYLVANIA — 4.16%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 01/01/20		400	436,804
Commonwealth of Pennsylvania GO
5.00%, 03/15/20		1,000	1,096,680

Security		Principal (000s)	Value
First Series
5.00%, 07/01/18		$400	$413,820
5.00%, 11/15/18		900	944,334
5.00%, 07/01/20		1,225	1,356,087
5.00%, 03/15/21		1,000	1,129,560
Second Series
5.00%, 10/15/17		1,000	1,005,220
5.00%, 07/01/19		3,100	3,328,191
5.00%, 09/15/20		1,000	1,113,990
5.00%, 01/15/21		1,000	1,124,030
5.00%, 09/15/21		3,000	3,436,530
5.00%, 01/15/22		3,000	3,455,820
Series A
5.00%, 05/01/18		2,700	2,775,465
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20	(Call 07/01/19)	1,120	1,205,221
5.00%, 01/01/21	(Call 01/01/19)	2,130	2,248,386
Series A
5.00%, 01/01/18		1,980	2,008,274
5.00%, 07/01/18		6,185	6,402,898
5.00%, 07/01/19		4,065	4,371,948
Series B
5.00%, 01/01/20	(Call 07/01/19)	720	775,058
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20		500	550,260
6.00%, 12/01/36	(PR 12/01/20)	3,960	4,595,897
Series B
5.00%, 12/01/17		1,400	1,414,728
5.00%, 12/01/18		500	525,320
5.75%, 06/01/39	(PR 06/01/19)	5,000	5,426,150
Series C
6.25%, 06/01/38	(PR 06/01/18) (AGC)	4,205	4,376,396
Series D
5.13%, 12/01/40	(PR 12/01/19)	2,000	2,188,620
5.50%, 12/01/41	(PR 12/01/19)	5,000	5,513,250

			63,218,937

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
RHODE ISLAND — 0.04%
Rhode Island Commerce Corp. RB
Series A
5.00%, 06/15/19		$500	$535,415

			535,415
SOUTH CAROLINA — 0.37%
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/41	(PR 01/01/21)	1,055	1,194,482
Greenville County School District RB
4.63%, 12/01/20	(AGC)	325	361,195
5.50%, 12/01/17		2,000	2,023,540
South Carolina Public Service Authority RB
Series B
5.00%, 12/01/18		1,000	1,048,370
South Carolina Transportation Infrastructure Bank RB
Series B
5.00%, 10/01/18		350	365,551
State of South Carolina GO
Series A
5.00%, 06/01/18		555	572,621

			5,565,759
TENNESSEE — 0.86%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/17		1,865	1,885,049
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	400	401,520
County of Shelby TN GO
Series A
5.00%, 04/01/18		2,225	2,280,314
5.00%, 04/01/20		1,500	1,655,865
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20	(PR 01/01/18)	500	507,055
5.00%, 01/01/23	(PR 01/01/18)	1,275	1,292,990
5.00%, 01/01/25	(PR 01/01/18)	320	324,515
Series A
5.00%, 07/01/18		1,500	1,552,980

Security		Principal (000s)	Value
State of Tennessee GO
Series A
5.00%, 08/01/19		$500	$539,610
5.00%, 08/01/20		375	418,755
5.00%, 08/01/21		1,900	2,189,712

			13,048,365
TEXAS — 7.44%
Austin Independent School District GO
5.00%, 08/01/33	(PR 08/01/18)	4,650	4,828,188
Central Texas Regional Mobility Authority RB
Series B
5.00%, 01/01/45	(Call 07/01/20)	500	548,220
Central Texas Turnpike System RB
Series A
5.00%, 08/15/42	(Call 04/01/20)	1,450	1,582,545
City of Dallas TX GOL
5.00%, 02/15/21		1,600	1,794,784
Series A
5.00%, 02/15/18	(ETM)	5	5,096
5.00%, 02/15/18		985	1,003,085
5.00%, 02/15/20		1,295	1,413,065
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/17	(AMBAC)	1,000	1,003,600
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		3,785	3,973,304
5.00%, 05/15/20		1,000	1,105,650
City of Houston TX GOL
Series A
4.50%, 03/01/19		1,025	1,079,387
5.00%, 03/01/18		3,305	3,374,934
5.00%, 03/01/19		1,135	1,203,656
5.00%, 03/01/20	(Call 03/01/19)	350	371,742
City of San Antonio TX Electric & Gas Systems Revenue RB
3.00%, 12/01/45		1,000	1,053,750
5.00%, 02/01/19		1,100	1,164,383
5.00%, 02/01/20		5,050	5,540,405
5.00%, 02/01/21		3,000	3,400,230

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 02/01/22		$1,275	$1,487,568
Series B
1.00%, 02/01/33	(Call 06/01/21)	500	509,355
City of San Antonio TX GOL
5.00%, 02/01/19		1,800	1,905,084
5.00%, 02/01/20		1,500	1,645,290
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	1,000	1,085,100
Cypress-Fairbanks Independent School District GO
Series B-3
4.00%, 02/15/40	(PSF)	500	527,750
Dallas Area Rapid Transit RB
5.25%, 12/01/43	(PR 12/01/18)	1,760	1,856,430
Dallas Independent School District GO
6.38%, 02/15/34	(PR 02/15/18) (PSF)	1,035	1,061,206
Fort Worth Independent School District GO
5.00%, 02/15/19	(PSF)	500	530,460
5.00%, 02/15/21	(PSF)	1,000	1,135,250
Houston Independent School District GOL
5.00%, 02/15/19	(PSF)	1,000	1,060,090
5.00%, 02/15/22		1,780	2,078,933
Series A
5.00%, 02/15/21	(PSF)	1,750	1,985,900
Series A-2
3.00%, 06/01/39		1,000	1,032,040
Mesquite Independent School District GO
Series E
5.00%, 08/15/20	(PSF)	100	111,706
North Texas Tollway Authority RB
5.75%, 01/01/38	(PR 01/01/18)	6,870	6,983,836
Series A
5.00%, 01/01/20		1,750	1,907,623
5.00%, 01/01/22		1,000	1,156,760
Series C
1.95%, 01/01/38		1,000	1,008,560
Series F
5.75%, 01/01/33	(PR 01/01/18)	4,005	4,071,363

Security		Principal (000s)	Value
Northside Independent School District GO
1.45%, 06/01/47		$1,000	$1,005,340
State of Texas GO
5.00%, 04/01/18		2,600	2,665,104
5.00%, 10/01/19		1,400	1,520,470
5.00%, 10/01/21		2,000	2,312,320
5.00%, 04/01/23	(PR 04/01/18)	3,000	3,074,760
5.00%, 04/01/24	(PR 04/01/18)	2,195	2,249,699
Series A
5.00%, 10/01/18		700	732,109
5.00%, 10/01/19		1,000	1,086,050
Series B
5.00%, 10/01/17		1,800	1,806,462
Texas State University System RB
Series A
5.00%, 03/15/20		1,000	1,099,860
5.00%, 03/15/21		1,250	1,418,463
Texas Transportation Commission State Highway Fund RB
3.00%, 10/01/17		3,995	4,002,750
4.00%, 10/01/18		500	517,360
5.00%, 04/01/20		1,430	1,578,591
5.00%, 10/01/20		1,000	1,122,280
5.00%, 10/01/21		3,120	3,610,620
Series A
5.00%, 04/01/19		2,000	2,130,900
5.00%, 10/01/19		750	813,885
5.00%, 04/01/21		815	929,157
5.00%, 10/01/21		1,500	1,735,875
5.00%, 04/01/22		2,050	2,405,408
University of Texas System (The) RB
Series B
5.00%, 08/15/18		1,675	1,742,201
5.00%, 08/15/19		525	566,554
5.00%, 08/15/22		1,125	1,328,760
Series D
5.00%, 08/15/21		3,400	3,918,670

			112,959,976
UTAH — 2.00%
Intermountain Power Agency RB
Series A
5.00%, 07/01/18		2,250	2,328,120

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/21	(Call 07/01/18)	$1,140	$1,178,703
5.00%, 07/01/22	(Call 07/01/18)	1,000	1,033,870
State of Utah GO
Series 2011-A
5.00%, 07/01/24	(PR 07/01/21)	1,460	1,674,912
Series A
5.00%, 07/01/18		1,000	1,035,320
5.00%, 07/01/20	(PR 07/01/18)	3,630	3,757,268
5.00%, 07/01/20		2,000	2,228,260
5.00%, 07/01/21	(PR 07/01/18)	2,000	2,070,120
5.00%, 07/01/26	(PR 07/01/21)	2,190	2,512,368
Series C
5.00%, 07/01/18		5,000	5,176,600
Utah Transit Authority RB
Series A
4.75%, 06/15/32	(PR 06/15/18) (AGM)	3,865	3,985,124
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,330	1,373,957
5.00%, 06/15/36	(PR 06/15/18) (AGM)	2,000	2,066,100

			30,420,722
VIRGINIA — 1.01%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		2,600	2,682,602
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	860	902,794
Series C
5.00%, 10/01/17	(SAW)	1,500	1,505,400
County of Loudoun VA GO
Series B
5.00%, 11/01/19		1,980	2,155,705
Virginia Public Building Authority RB Series C
5.00%, 08/01/18		3,000	3,115,890
Virginia Public School Authority RB
4.00%, 08/01/19	(SAW)	1,120	1,186,953
4.00%, 08/01/20	(SAW)	2,500	2,718,925
Series C
5.00%, 08/01/18	(SAW)	1,000	1,038,630

			15,306,899

Security		Principal (000s)	Value
WASHINGTON — 3.34%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/32	(PR 11/01/17) (AGM)	$2,000	$2,014,260
5.00%, 11/01/34	(PR 11/01/17)	700	704,991
5.00%, 11/01/36	(PR 11/01/17)	2,140	2,155,258
City of Seattle WA Municipal Light & Power Revenue RB
Series B
5.00%, 02/01/19		500	529,265
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	200	202,842
5.00%, 01/01/39	(PR 01/01/19)	3,035	3,201,591
Energy Northwest RB
Series A
5.00%, 07/01/18		7,420	7,682,074
5.00%, 07/01/19		1,735	1,866,010
5.00%, 07/01/20		305	339,447
5.00%, 07/01/21		1,185	1,360,878
5.25%, 07/01/18		1,275	1,322,672
State of Washington GO
5.00%, 07/01/19		500	537,755
5.00%, 02/01/20		1,000	1,097,870
5.00%, 07/01/22		2,800	3,306,128
5.00%, 01/01/30	(PR 01/01/18)	300	304,344
Series 2010-B
5.00%, 08/01/34	(PR 08/01/19)	1,500	1,618,125
Series 2010E
5.00%, 02/01/20		2,500	2,744,675
Series 2012-A
5.00%, 07/01/19		2,500	2,688,775
Series A
5.00%, 07/01/31	(PR 07/01/18)	350	362,271
Series R-2010A
5.00%, 01/01/21	(PR 01/01/19)	1,000	1,055,440
Series R-2011A
5.00%, 01/01/21		1,000	1,130,450
Series R-2011B
5.00%, 07/01/20		520	579,041
Series R-2011C
5.00%, 07/01/18		600	621,192

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series R-2012A
5.00%, 07/01/18		$785	$812,726
Series R-2012C
5.00%, 07/01/18		2,000	2,070,640
Series R-2013C
5.00%, 07/01/18		2,000	2,070,640
Series R-2015-C
5.00%, 07/01/20		1,000	1,113,540
Series R-2017A
5.00%, 08/01/21		1,000	1,151,310
Series S-5
0.00%, 01/01/18	(NPFGC)	1,000	997,470
State of Washington RB
5.00%, 09/01/17		2,515	2,515,000
5.00%, 09/01/19		500	539,920
5.00%, 09/01/20		1,010	1,126,877
5.00%, 09/01/21		300	344,685
Series C
5.00%, 09/01/18		500	520,685

			50,688,847
WISCONSIN — 1.74%
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/19		2,500	2,682,225
State of Wisconsin GO
Series 1
5.00%, 05/01/19		1,200	1,282,572
5.00%, 05/01/20		1,000	1,107,040
5.00%, 11/01/21		2,000	2,320,600
Series 2
5.00%, 11/01/18		4,575	4,798,352
5.00%, 11/01/19		2,175	2,367,183
5.00%, 11/01/21		2,000	2,320,600
Series 4
5.00%, 05/01/20		1,000	1,107,040
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/21		2,000	2,297,660
5.00%, 07/01/22		1,765	2,085,418
Series A
5.00%, 07/01/20	(AGM)	560	623,414

Security		Principal or Shares (000s)	Value
Series I
5.00%, 07/01/18	(NPFGC)	$2,060	$2,132,759
5.00%, 07/01/19	(NPFGC)	290	311,898
5.00%, 07/01/20	(NPFGC)	960	1,068,711

			26,505,472

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $1,481,871,719)			1,490,759,113

SHORT-TERM INVESTMENTS — 1.81%

MONEY MARKET FUNDS — 1.81%
BlackRock Liquidity Funds: MuniCash
0.00%[a,b]		27,525	27,533,455

			27,533,455

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,532,774)			27,533,455

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $1,509,404,493)[c]			1,518,292,568
Other Assets, Less Liabilities — 0.05%			736,038

NET ASSETS — 100.00%			$1,519,028,606

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,509,404,493. Net unrealized appreciation was $8,888,075, of which $9,213,138 represented gross unrealized appreciation on investments and $325,063 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Liquidity Funds: MuniCash	10,587	16,938	[b]	—	27,525	$27,533,455	$8,056	$(585)	$69,491

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$1,490,759,113	$—	$1,490,759,113
Money market funds	27,533,455	—	—	27,533,455

Total	$27,533,455	$1,490,759,113	$—	$1,518,292,568

See notes to financial statements.

108	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.89%

NEW YORK — 98.89%
Battery Park City Authority RB
5.00%, 11/01/21		$1,115	$1,301,183
Series A
5.00%, 11/01/22		365	438,230
5.00%, 11/01/23		200	245,594
5.00%, 11/01/24	(Call 11/01/23)	955	1,185,012
Brooklyn Arena Local Development Corp. RB
5.00%, 07/15/42	(Call 01/15/27)	500	565,440
6.25%, 07/15/40	(PR 01/15/20)	125	140,813
6.38%, 07/15/43	(PR 01/15/20)	700	790,601
City of New York NY GO
5.00%, 08/01/18	(Call 10/02/17)	650	650,630
5.00%, 08/01/19	(Call 10/02/17)	150	150,216
5.00%, 10/01/20	(PR 10/01/17)	240	240,852
5.00%, 10/01/24	(PR 10/01/17) (AGM)	955	958,390
5.00%, 10/01/24	(Call 10/02/17) (AGM)	45	45,158
5.00%, 08/01/26	(Call 08/01/25)	250	308,572
Series 1
5.00%, 08/01/23		250	301,312
Series A
5.00%, 08/01/21		500	574,405
5.00%, 08/01/22		500	590,075
5.00%, 08/01/23		300	361,575
5.00%, 08/01/26	(Call 02/01/24)	350	416,881
5.00%, 08/01/28	(Call 08/01/27)	1,000	1,248,140
Series A-1
5.00%, 08/01/27	(Call 08/01/21)	250	286,668
5.00%, 08/01/31	(Call 08/01/21)	200	227,244
5.00%, 10/01/32	(Call 10/01/22)	500	580,945
5.00%, 08/01/33	(Call 08/01/26)	500	597,580
5.00%, 08/01/37	(Call 08/01/26)	500	589,715
Series B
5.00%, 08/01/20		100	111,454
Series B-1
5.00%, 12/01/41	(Call 12/01/26)	250	292,760
5.25%, 09/01/20	(Call 09/01/18)	195	203,878
Series C
5.00%, 08/01/19		680	732,788

Security		Principal (000s)	Value
5.00%, 08/01/20		$500	$557,270
5.00%, 08/01/21	(Call 08/01/19)	300	323,697
5.00%, 08/01/23		500	602,625
5.00%, 08/01/28	(Call 02/01/27)	645	797,788
5.00%, 08/01/33	(Call 02/01/25)	250	293,360
Series C-1
5.00%, 10/01/19	(PR 10/01/17)	145	145,528
5.00%, 10/01/19	(Call 10/02/17)	5	5,017
5.00%, 10/01/20	(Call 10/02/17)	10	10,035
Series E
5.00%, 08/01/23		740	891,885
5.00%, 08/01/24		470	574,862
5.00%, 08/01/27	(Call 08/01/19)	500	538,795
5.00%, 08/01/27	(Call 08/01/26)	500	620,635
Series F
5.00%, 08/01/21		240	275,714
5.00%, 08/01/31	(Call 02/01/22)	250	287,388
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	406,409
5.00%, 03/01/37	(Call 03/01/23)	500	574,105
Series G
4.00%, 08/01/18	(Call 10/02/17)	125	125,376
5.00%, 08/01/24	(Call 09/11/17)	150	150,183
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,165,210
5.00%, 04/01/27	(Call 04/01/22)	250	291,180
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	520,502
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,176,800
5.00%, 08/01/27	(Call 08/01/22)	725	850,845
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	170,486
Series J
5.00%, 08/01/19		250	269,408
5.00%, 08/01/20		1,000	1,114,540
5.00%, 08/01/21		600	689,286
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,336,588
5.00%, 08/01/32	(Call 08/01/24)	525	614,056
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	426,648
5.00%, 05/15/36	(Call 05/15/19)	905	965,291
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	829,999

SCHEDULES OF INVESTMENTS	109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
City of New York NY GOL Series F-1
5.00%, 06/01/35	(Call 06/01/25)	$500	$583,335
County of Nassau NY GOL
Series A
5.00%, 01/01/22		500	578,380
Series B
5.00%, 04/01/43	(Call 04/01/23)	500	566,145
County of Westchester NY GOL Series A
5.00%, 01/01/22		500	583,675
Dutchess County Local Development Corp. RB
5.00%, 07/01/42	(Call 07/01/27)	750	884,587
Erie County Industrial Development Agency (The) RB Series A
5.00%, 05/01/31	(PR 05/01/19) (SAW)	100	106,870
Hudson Yards Infrastructure Corp. RB
5.75%, 02/15/47	(PR 02/15/21)	600	695,340
5.75%, 02/15/47	(Call 02/15/21)	400	460,232
Series A
4.00%, 02/15/44	(Call 02/15/27)	1,200	1,280,808
5.00%, 02/15/23		250	299,785
5.00%, 02/15/26		200	249,902
5.00%, 02/15/29	(Call 02/15/27)	400	494,420
5.00%, 02/15/31	(Call 02/15/27)	100	121,499
5.00%, 02/15/33	(Call 02/15/27)	500	600,945
5.00%, 02/15/35	(Call 02/15/27)	1,400	1,668,394
5.00%, 02/15/38	(Call 02/15/27)	500	592,190
5.00%, 02/15/39	(Call 02/15/27)	200	236,146
5.00%, 02/15/42	(Call 02/15/27)	200	235,238
5.00%, 02/15/45	(Call 02/15/27)	250	293,142
5.25%, 02/15/47	(Call 02/15/21)	500	558,765
Long Island Power Authority RB
Series 2015-B
5.00%, 09/01/45	(Call 09/01/25)	750	859,425
Series A
5.00%, 09/01/35	(Call 09/01/24)	250	287,483
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,113,790
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,140,330
5.50%, 04/01/22	(Call 04/01/19)	500	532,920
5.50%, 05/01/33	(PR 05/01/19) (BHAC)	1,760	1,893,901
5.75%, 04/01/39	(Call 04/01/19)	380	404,787

Security		Principal (000s)	Value
6.25%, 04/01/33	(PR 04/01/19)	$250	$271,020
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	285,943
5.00%, 09/01/30	(Call 09/01/26)	965	1,160,654
5.00%, 09/01/41	(Call 09/01/26)	500	583,515
5.25%, 04/01/19	(ETM)	145	155,013
5.25%, 04/01/19		145	154,928
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	150	162,389
Series 2015-C
5.00%, 11/15/34	(Call 11/15/25)	350	412,832
Series A
0.00%, 11/15/30		850	584,672
5.00%, 11/15/18		250	262,375
5.00%, 11/15/24	(Call 11/15/22)	250	296,445
5.00%, 11/15/37	(Call 11/15/21)	455	516,502
5.00%, 11/15/46	(Call 11/15/21)	500	563,895
5.50%, 11/15/39	(PR 11/15/18)	700	739,949
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	1,330	1,538,464
5.00%, 11/15/44	(Call 11/15/23)	350	404,348
5.00%, 11/15/51	(Call 05/15/27)	1,000	1,158,140
5.25%, 11/15/56	(Call 05/15/26)	200	234,556
Series A-2
5.00%, 11/15/27	(Call 11/15/26)	500	616,140
Series B
5.00%, 11/15/34	(PR 11/15/19)	650	708,994
5.00%, 11/15/35	(Call 11/15/26)	1,000	1,178,290
5.00%, 11/15/44	(Call 05/15/24)	400	457,124
Series B-1
5.00%, 11/15/35	(Call 11/15/27)	1,000	1,211,880
5.00%, 11/15/46	(Call 11/15/26)	630	736,193
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	567,695
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,375,728
6.25%, 11/15/23	(PR 11/15/18)	80	85,285
6.25%, 11/15/23	(Call 11/15/18)	20	21,327
Series C-1
5.00%, 11/15/56	(Call 11/15/26)	1,700	1,959,624
Series C-2B
5.00%, 11/15/34	(Call 02/15/20)	250	273,223
Series D
4.00%, 11/15/32	(Call 11/15/22)	250	264,555

110	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 11/15/19		$690	$751,831
5.00%, 11/15/25	(Call 11/15/22)	230	270,984
5.00%, 11/15/27	(Call 11/15/19)	270	293,606
5.00%, 11/15/28	(Call 11/15/22)	500	585,805
5.00%, 11/15/30	(Call 11/15/22)	890	1,039,823
5.00%, 11/15/30	(Call 11/15/26)	500	602,490
5.00%, 11/15/34	(Call 11/15/20)	1,015	1,128,883
5.00%, 11/15/38	(Call 11/15/23)	250	290,705
Series D-1
5.00%, 11/01/22		250	296,345
5.00%, 11/15/39	(Call 11/15/24)	900	1,048,779
Series E
4.00%, 11/15/38	(Call 11/15/22)	105	108,944
5.00%, 11/15/42	(Call 11/15/22)	400	453,736
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	292,085
MTA Hudson Rail Yards Trust Obligations RB Series A
5.00%, 11/15/56	(Call 11/15/23)	1,000	1,131,620
Nassau County Interim Finance Authority RB Series 2015A
5.00%, 11/15/22		1,035	1,244,556
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	250	262,728
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	247,645
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	445	508,853
New York City Industrial Development Agency RB
4.50%, 03/01/39	(Call 10/02/17) (FGIC)	270	270,626
5.00%, 03/01/31	(Call 10/02/17) (FGIC)	210	210,519
5.00%, 03/01/36	(Call 10/02/17) (NPFGC)	275	279,202
5.00%, 03/01/46	(Call 10/02/17) (FGIC)	455	457,766

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	$235	$237,663
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	253,195
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	477,525
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	394,488
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	507,645
5.00%, 07/15/43	(Call 01/15/25) (SAW)	425	489,018
5.00%, 07/15/43	(Call 01/15/26) (SAW)	560	648,648
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	420	472,420
Series S-2
5.00%, 07/15/40	(Call 07/15/25) (SAW)	500	584,140
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	529,070
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	530,475
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/29	(PR 05/01/19)	150	160,305
5.00%, 08/01/29	(Call 08/01/24)	500	599,265
5.00%, 05/01/32	(Call 05/01/26)	500	598,135
5.00%, 05/01/33	(Call 05/01/26)	500	595,555
5.00%, 08/01/36	(Call 08/01/25)	1,000	1,184,840
5.00%, 05/01/40	(Call 05/01/26)	1,000	1,169,900
5.00%, 02/01/41	(Call 02/01/25)	1,400	1,621,200
Series A
5.00%, 11/01/21		500	579,930
5.00%, 11/01/27	(Call 11/01/21)	400	463,088
5.00%, 11/01/38	(Call 11/01/23)	350	405,559

SCHEDULES OF INVESTMENTS	111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series A-1
5.00%, 08/01/31	(Call 08/01/24)	$340	$403,886
5.00%, 08/01/33	(Call 08/01/24)	325	384,917
5.00%, 11/01/42	(Call 11/01/23)	400	458,776
Series A-2
5.00%, 08/01/36	(Call 08/01/27)	1,000	1,196,990
Series B
5.00%, 11/01/18		1,005	1,054,024
5.00%, 11/01/19		400	435,104
5.00%, 11/01/20		350	393,641
5.00%, 11/01/20	(PR 11/01/19)	50	54,407
5.00%, 11/01/20	(Call 11/01/19)	125	136,149
5.00%, 11/01/30	(Call 11/01/22)	275	322,622
Series B-1
5.00%, 11/01/28	(Call 11/01/25)	500	610,865
5.00%, 11/01/35	(Call 11/01/25)	500	596,285
5.00%, 11/01/37	(Call 05/01/24)	1,500	1,759,065
5.00%, 08/01/40	(Call 08/01/26)	500	587,115
Series C
5.00%, 11/01/21		500	579,485
5.00%, 11/01/25	(Call 05/01/25)	500	621,090
5.00%, 11/01/27	(Call 11/01/25)	500	615,725
5.00%, 11/01/33	(Call 11/01/20)	430	479,854
5.00%, 11/01/39	(Call 11/01/20)	250	278,985
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	276,898
5.00%, 02/01/25	(Call 02/01/21)	155	175,493
5.00%, 02/01/27	(Call 02/01/21)	250	283,060
5.00%, 02/01/31	(Call 02/01/21)	300	337,965
5.00%, 02/01/35	(Call 02/01/21)	500	559,175
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	131,415
Series E-1
5.00%, 02/01/29	(Call 02/01/26)	750	911,437
5.00%, 02/01/34	(Call 02/01/26)	500	590,595
5.00%, 02/01/36	(Call 02/01/27)	1,500	1,782,390
5.00%, 02/01/39	(Call 02/01/26)	500	585,235
5.00%, 02/01/40	(Call 02/01/26)	500	583,595
5.00%, 02/01/42	(Call 02/01/22)	250	281,210
Series F-1
5.00%, 05/01/36	(Call 05/01/27)	1,000	1,192,630
5.00%, 05/01/39	(Call 05/01/22)	670	759,432
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	369,141

Security		Principal (000s)	Value
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(PR 10/01/18)	$500	$522,995
New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	750	858,405
5.00%, 06/15/29	(PR 06/15/18)	25	25,840
5.00%, 06/15/29	(Call 06/15/18)	160	165,549
5.00%, 06/15/31	(Call 06/15/21)	160	181,810
5.00%, 06/15/39	(Call 06/15/25)	1,360	1,589,799
5.00%, 06/15/44	(Call 12/15/21)	500	562,085
5.00%, 06/15/46	(Call 06/15/23)	195	223,605
5.38%, 06/15/43	(Call 12/15/20)	125	141,235
Series A
5.50%, 06/15/21	(PR 06/15/18)	660	684,710
Series AA
5.00%, 06/15/44	(Call 06/15/21)	150	166,797
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	420,616
5.00%, 06/15/31	(Call 06/15/20)	610	674,507
5.00%, 06/15/46	(Call 06/15/25)	500	579,515
5.00%, 06/15/47	(Call 12/15/22)	460	522,482
Series CC
5.00%, 06/15/34	(Call 06/15/18)	200	206,522
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,231,296
5.00%, 06/15/47	(Call 06/15/23)	700	801,871
Series CC-1
4.00%, 06/15/33	(Call 12/15/26)	250	275,455
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,149,110
Series DD
5.00%, 06/15/29	(Call 06/15/24)	500	600,490
5.00%, 06/15/34	(Call 06/15/23)	205	239,186
5.00%, 06/15/35	(Call 06/15/23)	505	587,411
5.00%, 06/15/36	(Call 06/15/24)	500	587,825
5.00%, 06/15/39	(Call 06/15/24)	500	579,280
5.00%, 06/15/47	(Call 12/15/26)	1,500	1,754,835
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	576,065
5.00%, 06/15/36	(Call 06/15/27)	500	599,755
Series FF
5.00%, 06/15/25	(Call 06/15/20)	500	555,500
5.00%, 06/15/45	(Call 06/15/22)	950	1,070,241
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	267,133

112	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
Series GG
5.00%, 06/15/26	(Call 06/15/21)	$260	$297,580
5.00%, 06/15/37	(Call 06/15/25)	500	588,725
5.00%, 06/15/43	(Call 06/15/21)	280	312,987
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,789,788
5.25%, 06/15/32	(Call 06/15/19)	750	807,495
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	123,559
New York City Water & Sewer System RB BAB Series EE
5.00%, 06/15/18	(ETM)	825	852,654
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	250	289,468
Series A
0.00%, 11/15/48		500	153,195
5.00%, 11/15/46	(Call 11/15/26)	500	582,080
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,437,551
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	842,601
5.75%, 11/15/51	(Call 11/15/21)	90	104,771
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/18		1,385	1,419,639
5.00%, 04/01/19	(Call 04/01/18)	1,190	1,220,036
5.00%, 04/01/19		510	543,629
5.00%, 04/01/20	(Call 04/01/18)	150	153,786
Series A-5/6
5.50%, 04/01/19		325	348,982
Series B
5.00%, 04/01/19	(GOI)	305	325,112
Series-B-7V VRDN
0.80%, 04/01/20	(Put 09/06/17)[a]	200	200,000
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	710	715,687
5.00%, 12/01/19	(SAW)	50	54,550
5.00%, 12/01/21		1,000	1,162,690

Security		Principal (000s)	Value
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	$355	$357,297
5.00%, 11/15/22	(GOI)	350	417,382
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	462,722
Series C
5.00%, 11/15/17		430	433,814
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	1,090	1,099,581
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	350	353,069
New York State Dormitory Authority RB
5.00%, 07/01/22	(Call 07/01/18)	500	517,720
5.00%, 07/01/22	(Call 07/01/19)	460	494,735
5.50%, 07/01/23	(NPFGC)	200	242,468
Series 1
5.50%, 07/01/40	(AMBAC)	400	550,052
Series 2015-B
5.00%, 03/15/29	(Call 09/15/25)	500	606,985
Series A
5.00%, 05/15/18		685	705,297
5.00%, 03/15/20		800	882,247
5.00%, 05/15/20		520	575,422
5.00%, 12/15/20		150	169,481
5.00%, 03/15/21		825	940,810
5.00%, 02/15/24		1,000	1,216,830
5.00%, 03/15/24		500	612,855
5.00%, 12/15/24	(Call 12/15/22)	250	297,327
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,186,500
5.00%, 02/15/26	(Call 02/15/24)	355	424,779
5.00%, 07/01/26		1,000	1,248,230
5.00%, 10/01/26		200	254,992
5.00%, 10/01/27		500	643,865
5.00%, 03/15/28	(PR 03/15/18)	250	255,735
5.00%, 03/15/28	(Call 03/15/25)	340	409,357
5.00%, 12/15/28	(Call 12/15/22)	575	681,283
5.00%, 03/15/30	(Call 03/15/25)	400	477,408
5.00%, 12/15/30	(Call 12/15/22)	500	588,045
5.00%, 03/15/31	(Call 03/15/25)	1,000	1,185,890
5.00%, 03/15/32	(Call 03/15/24)	340	403,600
5.00%, 03/15/35	(Call 03/15/25)	500	586,150

SCHEDULES OF INVESTMENTS	113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 02/15/36	(Call 02/15/27)	$500	$595,855
5.00%, 07/01/37	(Call 07/01/22)	760	860,872
5.00%, 03/15/38	(Call 03/15/23)	500	570,665
5.00%, 02/15/40	(Call 08/15/26)	500	586,160
5.00%, 07/01/41	(Call 07/01/26)	250	290,220
5.00%, 02/15/43	(Call 02/15/23)	500	566,645
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,173,430
5.00%, 03/15/44	(Call 03/15/24)	500	582,840
5.00%, 07/01/45	(Call 07/01/25)	100	113,941
5.00%, 07/01/46	(Call 01/01/27)	250	287,575
5.00%, 10/01/47		100	137,724
5.50%, 07/01/18	(NPFGC-FGIC)	375	389,636
Series A-2
5.00%, 10/01/46		100	137,184
5.00%, 10/01/46	(Call 04/01/26)	720	847,303
Series B
5.00%, 03/15/28	(PR 03/15/19)	200	212,694
5.00%, 02/15/31	(Call 02/15/25)	1,000	1,184,010
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,211,164
5.00%, 07/01/33	(PR 07/01/18) (AGM)	105	108,717
5.00%, 02/15/34	(Call 02/15/25)	500	586,025
5.00%, 03/15/34	(Call 03/15/22)	440	506,282
5.00%, 03/15/35	(Call 03/15/22)	500	574,375
5.00%, 02/15/38	(Call 02/15/25)	500	581,585
5.00%, 03/15/42	(Call 03/15/22)	600	674,394
Series C
5.00%, 03/15/22	(PR 03/15/18)	500	511,470
5.00%, 03/15/25	(PR 03/15/18)	525	537,043
5.00%, 03/15/29	(Call 03/15/21)	220	249,830
5.00%, 03/15/31	(Call 03/15/21)	250	282,280
5.00%, 03/15/35	(Call 03/15/24)	500	588,155
5.00%, 03/15/41	(Call 03/15/21)	500	557,745
Series D
5.00%, 02/15/23		200	238,896
5.00%, 02/15/25		400	493,724
5.00%, 02/15/28	(Call 08/15/26)	200	247,332
5.00%, 02/15/40	(Call 02/15/22)	300	339,960
5.00%, 02/15/42	(Call 02/15/22)	250	280,455
Series E
5.00%, 02/15/23		500	597,240
5.00%, 02/15/24		1,000	1,216,830
5.00%, 03/15/31	(Call 09/15/25)	1,000	1,197,130
6.13%, 01/01/31	(Call 01/01/19)	250	267,583

Security		Principal (000s)	Value
VRDN
0.84%, 07/01/31	(Put 09/01/17)[a]	$125	$125,000
New York State Energy Research & Development Authority RB Series A-2 VRDN
0.80%, 05/01/39	(Put 09/06/17)[a]	200	200,000
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46	(Call 06/15/26)	800	851,824
5.00%, 06/15/18		100	103,386
5.00%, 06/15/21	(Call 06/15/18)	500	516,995
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	464,558
5.00%, 06/15/18		500	516,930
5.00%, 06/15/19		600	644,814
5.00%, 06/15/20		385	428,855
5.00%, 06/15/22		375	444,195
5.00%, 06/15/23	(Call 06/15/22)	640	751,693
5.00%, 06/15/24	(Call 06/15/22)	640	751,693
5.00%, 06/15/34	(Call 06/15/19)	180	192,767
5.00%, 06/15/35	(Call 06/15/27)	1,200	1,452,060
5.13%, 06/15/38	(Call 06/15/19)	120	128,510
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	516,345
5.00%, 06/15/41	(Call 06/15/21)	90	101,911
Series D
5.00%, 06/15/22		520	615,950
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(PR 04/01/18)	750	768,405
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	225,958
New York State Thruway Authority RB
5.00%, 01/01/31	(Call 01/01/25)	250	294,750
5.00%, 01/01/32	(Call 01/01/25)	340	399,605
Series A
4.00%, 01/01/51	(Call 01/01/26)	585	605,106
5.00%, 03/15/18		420	429,761
5.00%, 05/01/19		4,200	4,480,812
5.00%, 03/15/20		100	110,214
5.00%, 03/15/21	(Call 09/15/20)	85	95,341
5.00%, 03/15/23	(Call 09/15/21)	250	289,308
5.00%, 03/15/26	(PR 09/15/18)	300	313,269

114	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 03/15/29	(Call 09/15/20)	$250	$279,473
5.00%, 01/01/46	(Call 01/01/26)	500	570,460
5.00%, 01/01/51	(Call 01/01/26)	600	679,836
Series B
5.50%, 04/01/20	(AMBAC)	260	290,576
Series C
5.25%, 03/15/19		250	267,195
Series H
4.00%, 01/01/18	(NPFGC)	100	101,086
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	405,644
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	228,143
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	340,914
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,122,580
Series K
5.00%, 01/01/30	(Call 01/01/25)	465	552,025
New York State Urban Development Corp. RB
5.00%, 12/15/18		195	205,694
5.00%, 03/15/28	(PR 03/15/19)	220	233,999
5.00%, 03/15/28	(Call 03/15/19)	30	31,873
Series A
5.00%, 03/15/19		725	772,096
5.00%, 03/15/20		1,000	1,102,140
5.00%, 03/15/22		145	169,744
5.00%, 03/15/23		770	921,497
5.00%, 03/15/25		250	308,977
5.00%, 03/15/29	(Call 09/15/25)	750	907,387
5.00%, 03/15/31	(Call 03/15/21)	250	281,355
5.00%, 03/15/31	(Call 03/15/26)	400	478,496
5.00%, 03/15/32	(Call 03/15/27)	500	605,025
5.00%, 03/15/32	(Call 03/15/26)	600	716,724
5.00%, 03/15/35	(Call 09/15/25)	350	413,920
5.00%, 03/15/35	(Call 03/15/26)	200	235,870
Series A-1
5.00%, 03/15/21		450	511,924
5.00%, 03/15/22		400	468,260
5.00%, 03/15/28	(Call 03/15/23)	520	613,532
5.00%, 03/15/43	(Call 03/15/23)	240	271,915
Series B
5.00%, 01/01/18		120	121,693
5.00%, 01/01/21	(Call 07/01/18)	750	776,580

Security		Principal (000s)	Value
Series B-1
5.00%, 03/15/36	(PR 03/15/19)	$250	$265,908
5.25%, 03/15/38	(PR 03/15/19)	120	128,093
Series C
5.00%, 03/15/24	(Call 03/15/23)	700	833,504
Series D
5.25%, 01/01/20	(Call 01/01/19)	650	688,187
5.50%, 01/01/19		400	424,548
5.63%, 01/01/28	(Call 01/01/19)	400	425,208
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	118,898
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	500	523,015
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	267,268
4.00%, 06/01/32	(Call 06/01/22)	170	181,191
4.00%, 12/15/40	(Call 06/15/24)	400	423,380
4.00%, 06/15/44	(Call 06/15/24)	250	263,513
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	504,279
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	206,428
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	134,063
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	211,737
5.00%, 09/01/34	(Call 09/01/24)	250	293,942
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	207,058
5.00%, 09/01/36	(Call 09/01/24)	400	468,052
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	215,338
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	278,460
5.00%, 10/15/47	(Call 04/15/27)	750	880,020
5.00%, 04/15/57	(Call 04/15/27)	500	580,240
Series 163
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	304,301
Series 190
5.00%, 05/01/33	(Call 05/01/20)	250	274,695
Series 194
5.00%, 10/15/29	(Call 10/15/25)	1,000	1,216,730

SCHEDULES OF INVESTMENTS	115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 10/15/34	(Call 10/15/25)	$500	$594,590
5.00%, 10/15/41	(Call 10/15/25)	500	582,560
Series 198
5.00%, 11/15/46	(Call 11/15/26)	1,000	1,170,320
5.25%, 11/15/56	(Call 11/15/26)	500	591,150
Series 5
5.38%, 03/01/28	(GOI)	500	619,250
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/18		750	785,400
5.00%, 10/15/19		935	1,016,485
5.00%, 10/15/20		1,535	1,726,430
5.00%, 10/15/21		250	289,965
5.00%, 10/15/23		300	365,460
5.00%, 10/15/24		1,750	2,168,862
5.00%, 10/15/28	(Call 10/15/24)	1,750	2,144,047
5.00%, 10/15/31	(Call 10/15/24)	1,385	1,673,814
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	475	503,338
5.00%, 02/15/39	(Call 02/15/19)	450	476,509
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,106,540
Syracuse Industrial Development Agency RB
Series A-1 VRDN
0.80%, 07/01/37	(Put 09/01/17)[a]	100	100,000
Series A-2 VRDN
0.80%, 12/01/37	(Put 09/01/17)[a]	235	235,000
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/30		445	301,350
0.00%, 11/15/32		200	125,402
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	257,493
5.00%, 11/15/22		150	177,462
5.00%, 01/01/23	(PR 01/01/22)	55	64,103
5.00%, 01/01/23	(Call 01/01/22)	20	23,227
5.00%, 11/15/24	(Call 05/15/23)	125	149,876
5.00%, 11/15/24		200	247,444
5.00%, 11/15/27	(Call 05/15/23)	500	585,565
5.00%, 01/01/28	(Call 01/01/22)	350	405,188
5.00%, 11/15/32	(PR 11/15/17)	600	605,286

Security		Principal (000s)	Value
5.00%, 11/15/37	(PR 05/15/18) (GOI)	$2,350	$2,420,429
5.00%, 11/15/40	(Call 05/15/25)	250	289,940
5.00%, 11/15/46	(Call 05/15/26)	1,375	1,604,900
5.00%, 11/15/47	(Call 05/15/27)	1,500	1,766,130
5.25%, 01/01/28	(PR 01/01/22) (GOI)	425	499,626
Series B
0.00%, 11/15/32		700	446,971
4.00%, 11/15/21		200	225,264
5.00%, 11/15/19		675	736,965
5.00%, 11/15/20		765	865,368
5.00%, 11/15/21		400	466,988
5.00%, 11/15/22		500	597,935
5.00%, 11/15/25	(Call 11/15/22)	710	842,294
5.00%, 11/15/27	(Call 11/15/22)	415	491,410
5.00%, 11/15/31	(Call 05/15/27)	1,000	1,222,910
5.00%, 11/15/35	(Call 05/15/27)	325	390,897
5.00%, 11/15/37	(Call 05/15/27)	400	479,584
5.50%, 01/01/30	(PR 01/01/22) (GOI)	945	1,100,027
Series C
5.00%, 11/15/38	(PR 11/15/18)	340	357,371
5.00%, 11/15/38	(Call 11/15/18)	210	219,956
Series D
5.00%, 11/15/31	(PR 11/15/18)	400	420,436
5.00%, 11/15/31	(Call 11/15/18)	250	261,483
Series E
5.50%, 11/15/19	(NPFGC)	255	279,656
Utility Debt Securitization Authority RB
5.00%, 12/15/32	(Call 12/15/25)	1,000	1,205,180
5.00%, 12/15/35	(Call 12/15/25)	600	715,608
5.00%, 12/15/37	(Call 12/15/25)	750	892,027
Series A
5.00%, 12/15/35	(Call 06/15/26)	375	451,500
Series B
5.00%, 06/15/20	(Call 06/15/18)	250	258,298
5.00%, 12/15/22	(Call 12/15/20)	505	571,064
5.00%, 06/15/23	(Call 06/15/21)	600	687,318
5.00%, 12/15/24	(Call 12/15/22)	200	239,068
5.00%, 12/15/33	(Call 06/15/26)	1,200	1,454,328
Series TE
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,504,250

116	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2017

Security		Principal (000s)	Value
5.00%, 12/15/35	(Call 12/15/23)	$1,000	$1,171,910
5.00%, 12/15/41	(Call 12/15/23)	1,195	1,392,008
Westchester County Industrial Development Agency RB VRDN
0.80%, 11/01/24	(Put 09/07/17)[a]	100	100,000

			272,311,311

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $263,796,852)			272,311,311

TOTAL INVESTMENTS IN SECURITIES — 98.89%
(Cost: $263,796,852)[b]			272,311,311
Other Assets, Less Liabilities — 1.11%			3,048,602

NET ASSETS — 100.00%			$275,359,913

BAB  —  Build America Bond

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

VRDN  —  Variable Rate Demand Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp.—Financial Guaranty Insurance Co.

[a]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.
[b]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $263,833,486. Net unrealized appreciation was $8,477,825, of which $9,028,773 represented gross unrealized appreciation on investments and $550,948 represented gross unrealized depreciation on investments.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$272,311,311	$—	$272,311,311

Total	$—	$272,311,311	$—	$272,311,311

See notes to financial statements.

SCHEDULES OF INVESTMENTS	117

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2017

	iShares California Muni Bond ETF		iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$768,851,564		$8,418,960,147	$1,481,871,719
Affiliated (Note 2)	—		60,652,963	27,532,774

Total cost of investments in securities	$768,851,564		$8,479,613,110	$1,509,404,493

Investments in securities, at fair value(Note 1):
Unaffiliated	$794,035,517		$8,682,133,372	$1,490,759,113
Affiliated (Note 2)	—		60,664,638	27,533,455
Cash	13,147		—	—
Receivables:
Investment securities sold	—		8,321,793	—
Dividends and interest	8,922,867		94,700,416	17,499,566
Capital shares sold	—		83,600	—

Total Assets	802,971,531		8,845,903,819	1,535,792,134

LIABILITIES
Payables:
Investment securities purchased	5,309,635		28,037,906	16,444,312
Investment advisory fees (Note 2)	167,404		1,846,220	319,216

Total Liabilities	5,477,039		29,884,126	16,763,528

NET ASSETS	$797,494,492		$8,816,019,693	$1,519,028,606

Net assets consist of:
Paid-in capital	$771,046,774		$8,571,950,520	$1,509,395,734
Undistributed net investment income	1,324,138		16,298,917	1,612,252
Accumulated net realized loss	(60,373)		(35,414,644)	(867,455)
Net unrealized appreciation	25,183,953		263,184,900	8,888,075

NET ASSETS	$797,494,492		$8,816,019,693	$1,519,028,606

Shares outstanding[a]	13,400,000	[b]	79,100,000	14,300,000

Net asset value per share	$59.51	[b]	$111.45	$106.23

[a]	No par value, unlimited number of shares authorized.
[b]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 8.

See notes to financial statements.

118	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2017

	iShares New York Muni Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$263,796,852

Total cost of investments in securities	$263,796,852

Investments in securities, at fair value(Note 1):
Unaffiliated	$272,311,311
Cash	10,348
Receivables:
Interest	3,095,655

Total Assets	275,417,314

LIABILITIES
Payables:
Investment advisory fees (Note 2)	57,401

Total Liabilities	57,401

NET ASSETS	$275,359,913

Net assets consist of:
Paid-in capital	$265,888,318
Undistributed net investment income	514,605
Undistributed net realized gain	442,531
Net unrealized appreciation	8,514,459

NET ASSETS	$275,359,913

Shares outstanding[a]	4,900,000	[b]

Net asset value per share	$56.20	[b]

[a]	No par value, unlimited number of shares authorized.
[b]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 8.

See notes to financial statements.

FINANCIAL STATEMENTS	119

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2017

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$—	$284,933	$69,491
Interest — unaffiliated	8,876,626	103,394,128	8,353,632

Total investment income	8,876,626	103,679,061	8,423,123

EXPENSES
Investment advisory fees (Note 2)	948,078	10,335,216	1,847,764
Proxy fees	15,821	172,624	30,807

Total expenses	963,899	10,507,840	1,878,571

Net investment income	7,912,727	93,171,221	6,544,552

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	329,131	1,808,461	(743)
Investments — affiliated (Note 2)	—	18,033	8,056
In-kind redemptions — unaffiliated	—	69,706	(13,480)

Net realized gain (loss)	329,131	1,896,200	(6,167)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	18,291,129	188,444,195	6,528,476
Investments — affiliated (Note 2)	—	425	(585)

Net change in unrealized appreciation/depreciation	18,291,129	188,444,620	6,527,891

Net realized and unrealized gain	18,620,260	190,340,820	6,521,724

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,532,987	$283,512,041	$13,066,276

See notes to financial statements.

120	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2017

iShares New York Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$3,445,652

Total investment income	3,445,652

EXPENSES
Investment advisory fees (Note 2)	328,154
Proxy fees	5,476

Total expenses	333,630

Net investment income	3,112,022

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	480,797

Net realized gain	480,797

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	4,997,141

Net change in unrealized appreciation/depreciation	4,997,141

Net realized and unrealized gain	5,477,938

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,589,960

See notes to financial statements.

FINANCIAL STATEMENTS	121

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Six months ended August 31, 2017 (Unaudited)[a]	Year ended February 28, 2017[a]	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,912,727	$13,827,988	$93,171,221	$163,787,991
Net realized gain (loss)	329,131	(170,891)	1,896,200	(1,919,254)
Net change in unrealized appreciation/depreciation	18,291,129	(18,935,456)	188,444,620	(181,064,464)

Net increase (decrease) in net assets resulting from operations	26,532,987	(5,278,359)	283,512,041	(19,195,727)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,988,165)	(13,134,908)	(93,738,002)	(154,895,694)

Total distributions to shareholders	(7,988,165)	(13,134,908)	(93,738,002)	(154,895,694)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	53,155,249	256,436,811	936,797,518	2,785,294,355
Cost of shares redeemed	(2,848)	(17,402,955)	(142,077,892)	(1,047,695,282)

Net increase in net assets from capital share transactions	53,152,401	239,033,856	794,719,626	1,737,599,073

INCREASE IN NET ASSETS	71,697,223	220,620,589	984,493,665	1,563,507,652

NET ASSETS
Beginning of period	725,797,269	505,176,680	7,831,526,028	6,268,018,376

End of period	$797,494,492	$725,797,269	$8,816,019,693	$7,831,526,028

Undistributed net investment income included in net assets at end of period	$1,324,138	$1,399,576	$16,298,917	$16,865,698

SHARES ISSUED AND REDEEMED
Shares sold	900,000	4,300,000	8,500,000	25,200,000
Shares redeemed	—	(300,000)	(1,300,000)	(9,600,000)

Net increase in shares outstanding	900,000	4,000,000	7,200,000	15,600,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 8.

See notes to financial statements.

122	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets   (Continued)

iSHARES® TRUST

	iShares Short-Term National Muni Bond ETF		iShares New York Muni Bond ETF
	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017	Six months ended August 31, 2017 (Unaudited)[a]	Year ended February 28, 2017[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,544,552	$9,030,822	$3,112,022	$5,639,023
Net realized gain (loss)	(6,167)	67,374	480,797	103,213
Net change in unrealized appreciation/depreciation	6,527,891	(5,344,778)	4,997,141	(6,547,921)

Net increase (decrease) in net assets resulting from operations	13,066,276	3,753,418	8,589,960	(805,685)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,322,797)	(8,382,506)	(3,121,517)	(5,539,972)

Total distributions to shareholders	(6,322,797)	(8,382,506)	(3,121,517)	(5,539,972)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	90,080,898	495,331,928	27,701,033	39,772,543
Cost of shares redeemed	(15,846,099)	(63,405,366)	—	(11,041,251)

Net increase in net assets from capital share transactions	74,234,799	431,926,562	27,701,033	28,731,292

INCREASE IN NET ASSETS	80,978,278	427,297,474	33,169,476	22,385,635

NET ASSETS
Beginning of period	1,438,050,328	1,010,752,854	242,190,437	219,804,802

End of period	$1,519,028,606	$1,438,050,328	$275,359,913	$242,190,437

Undistributed net investment income included in net assets at end of period	$1,612,252	$1,390,497	$514,605	$524,100

SHARES ISSUED AND REDEEMED
Shares sold	850,000	4,700,000	500,000	700,000
Shares redeemed	(150,000)	(600,000)	—	(200,000)

Net increase in shares outstanding	700,000	4,100,000	500,000	500,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 8.

See notes to financial statements.

FINANCIAL STATEMENTS	123

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)[a]	Year ended Feb. 28, 2017[a]	Year ended Feb. 29, 2016[a]	Year ended Feb. 28, 2015[a]	Year ended Feb. 28, 2014[a]	Year ended Feb. 28, 2013[a]
Net asset value, beginning of period	$58.06	$59.43	$58.83	$56.71	$58.09	$56.65

Income from investment operations:
Net investment income[b]	0.62	1.30	1.46	1.65	1.71	1.76
Net realized and unrealized gain (loss)[c]	1.46	(1.41)	0.64	2.11	(1.38)	1.45

Total from investment operations	2.08	(0.11)	2.10	3.76	0.33	3.21

Less distributions from:
Net investment income	(0.63)	(1.26)	(1.50)	(1.64)	(1.71)	(1.77)

Total distributions	(0.63)	(1.26)	(1.50)	(1.64)	(1.71)	(1.77)

Net asset value, end of period	$59.51	$58.06	$59.43	$58.83	$56.71	$58.09

Total return	3.60%[d]	(0.21)%	3.69%	6.65%	0.67%	5.75%

Ratios/Supplemental data:
Net assets, end of period (000s)	$797,494	$725,797	$505,177	$382,373	$249,546	$313,699
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.09%	2.19%	2.49%	2.83%	3.06%	3.06%
Portfolio turnover rate[f]	18%[d]	25%	8%	6%	15%	6%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 8.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

124	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights   (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$108.92	$111.33	$110.30	$107.15	$111.51	$109.83

Income from investment operations:
Net investment income[a]	1.25	2.48	2.67	2.99	3.15	3.16
Net realized and unrealized gain (loss)[b]	2.55	(2.51)	1.12	3.14	(4.35)	1.68

Total from investment operations	3.80	(0.03)	3.79	6.13	(1.20)	4.84

Less distributions from:
Net investment income	—	(2.38)	(2.76)	(2.98)	(3.16)	(3.16)
Net realized gain	(1.27)	—	—	—	—	—

Total distributions	(1.27)	(2.38)	(2.76)	(2.98)	(3.16)	(3.16)

Net asset value, end of period	$111.45	$108.92	$111.33	$110.30	$107.15	$111.51

Total return	3.51%[c]	(0.05)%	3.54%	5.76%	(1.02)%	4.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,816,020	$7,831,526	$6,268,018	$4,511,068	$3,161,011	$3,635,225
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.25%	2.23%	2.44%	2.74%	2.96%	2.86%
Portfolio turnover rate[e]	5%[c]	8%	10%	5%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	125

Financial Highlights   (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$105.74	$106.40	$106.06	$106.55	$106.51	$106.77

Income from investment operations:
Net investment income[a]	0.47	0.84	0.81	0.80	0.88	1.04
Net realized and unrealized gain (loss)[b]	0.48	(0.71)	0.35	(0.49)	0.05	(0.29)

Total from investment operations	0.95	0.13	1.16	0.31	0.93	0.75

Less distributions from:
Net investment income	—	(0.79)	(0.82)	(0.80)	(0.89)	(1.01)
Net realized gain	(0.46)	—	—	—	—	—

Total distributions	(0.46)	(0.79)	(0.82)	(0.80)	(0.89)	(1.01)

Net asset value, end of period	$106.23	$105.74	$106.40	$106.06	$106.55	$106.51

Total return	0.90%[c]	0.14%	1.13%	0.26%	0.88%	0.71%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,519,029	$1,438,050	$1,010,753	$890,876	$820,448	$628,425
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.89%	0.79%	0.76%	0.76%	0.83%	0.98%
Portfolio turnover rate[e]	12%[c]	19%	23%	23%	22%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

126	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights   (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)[a]	Year ended Feb. 28, 2017[a]	Year ended Feb. 29, 2016[a]	Year ended Feb. 28, 2015[a]	Year ended Feb. 28, 2014[a]	Year ended Feb. 28, 2013[a]
Net asset value, beginning of period	$55.04	$56.36	$55.76	$54.02	$55.95	$54.96

Income from investment operations:
Net investment income[b]	0.67	1.34	1.44	1.55	1.60	1.72
Net realized and unrealized gain (loss)[c]	1.16	(1.34)	0.61	1.75	(1.93)	0.99

Total from investment operations	1.83	0.00	2.05	3.30	(0.33)	2.71

Less distributions from:
Net investment income	(0.67)	(1.32)	(1.45)	(1.56)	(1.60)	(1.72)

Total distributions	(0.67)	(1.32)	(1.45)	(1.56)	(1.60)	(1.72)

Net asset value, end of period	$56.20	$55.04	$56.36	$55.76	$54.02	$55.95

Total return	3.33%[d]	(0.01)%	3.79%	6.13%	(0.53)%	4.99%

Ratios/Supplemental data:
Net assets, end of period (000s)	$275,360	$242,190	$219,805	$167,265	$124,244	$134,277
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.37%	2.38%	2.60%	2.82%	2.99%	3.08%
Portfolio turnover rate[f]	17%[d]	21%	11%	8%	7%	10%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 8.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	127

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
Short-Term National Muni Bond	Diversified
New York Muni Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

128	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

130	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

In addition, the iShares National Muni Bond ETF may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares National Muni Bond ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2017 were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$206,173,220	$137,739,755
National Muni Bond	1,069,679,740	431,804,016
Short-Term National Muni Bond	294,139,131	164,871,375
New York Muni Bond	72,347,266	42,850,000

In-kind transactions (see Note 4) for the six months ended August 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
National Muni Bond	$321,690,567	$105,367,572
Short-Term National Muni Bond	29,948,369	5,092,788

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into

132	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to, government regulation, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets.

When a municipal bond fund concentrates its investments in issuers located in a single state, it assumes the risk that economic, political and social conditions affecting that state may have a significant impact on its investment performance.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring	Expiring 2018	Total
California Muni Bond	$386,626	$—	$386,626
National Muni Bond	33,856,847	3,038,912	36,895,759
Short-Term National Muni Bond	854,038	7,250	861,288
New York Muni Bond	—	1,632	1,632

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

At the meeting of the Board held on September 14-15, 2017, the Board approved a two-for-one stock split for each of the iShares California Muni Bond ETF and iShares New York Muni Bond ETF, effective after the close of trading on October 17, 2017. The impact of the stock split will be to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Funds. As the effective date of the stock split occurred after the end of the reporting period but before the issuance of this report, the financial statements and financial highlights for the Fund herein reflect the retrospective impact of the stock split.

134	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares California Muni Bond ETF, iShares National Muni Bond ETF and iShares New York Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Funds to BlackRock, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

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Contract (Continued)

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low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board

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pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Short-Term National Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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Board Review and Approval of Investment Advisory

Contract (Continued)

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Peer Group for the Fund contained only three comparison funds identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with

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management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Contract (Continued)

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
California Muni Bond	$1.248444	$—	$0.003239	$1.251683	100%	—%	0%[a]	100%
New York Muni Bond	1.336602	—	0.006724	1.343326	99	—	1	100

[a]	Rounds to less than 1%.

142	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free
1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-206-0817

AUGUST 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 1-3 Year Credit Bond ETF | CSJ | NASDAQ
➢	iShares Intermediate Credit Bond ETF | CIU | NASDAQ
➢	iShares U.S. Credit Bond ETF | CRED | NASDAQ

Fund Performance Overview

iSHARES® 1-3 YEAR CREDIT BOND ETF

Performance as of August 31, 2017

The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years, as represented by the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 1.08%, net of fees, while the total return for the Index was 1.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.32%	1.32%	1.59%	1.32%	1.32%	1.59%
5 Years	1.30%	1.28%	1.61%	6.69%	6.57%	8.34%
10 Years	2.69%	2.65%	3.09%	30.41%	29.92%	35.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.80	$1.01	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	83.25%
Foreign Government Obligations	16.75

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	17.14%
Aa	13.85
A	35.59
Baa	30.61
Ba	1.10
Not Rated	1.71

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® INTERMEDIATE CREDIT BOND ETF

Performance as of August 31, 2017

The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 2.62%, net of fees, while the total return for the Index was 2.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.76%	1.71%	1.92%	1.76%	1.71%	1.92%
5 Years	2.56%	2.50%	2.80%	13.47%	13.14%	14.82%
10 Years	4.64%	4.56%	4.86%	57.41%	56.24%	60.77%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,026.20	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments [1]
Corporate Bonds & Notes	87.26%
Foreign Government Obligations	12.56
Municipal Debt Obligations	0.18

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	11.45%
Aa	10.54
A	34.39
Baa	40.33
Ba	1.75
Not Rated	1.54

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. CREDIT BOND ETF

Performance as of August 31, 2017

The iShares U.S. Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds, as represented by the Bloomberg Barclays U.S. Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 3.71%, net of fees, while the total return for the Index was 3.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.71%	1.75%	1.90%	1.71%	1.75%	1.90%
5 Years	3.19%	3.13%	3.40%	17.00%	16.65%	18.21%
10 Years	5.42%	5.34%	5.65%	69.54%	68.20%	73.19%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.10	$0.77	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments [1]
Corporate Bonds & Notes	87.02%
Foreign Government Obligations	10.99
Municipal Debt Obligations	1.99

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	9.51%
Aa	10.83
A	34.31
Baa	41.19
Ba	2.54
B	0.03
Not Rated	1.59

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2017 and held through August 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 82.07%

ADVERTISING — 0.23%
Omnicom Group Inc.
4.45%, 08/15/20	$10,660	$11,359,616
6.25%, 07/15/19[a]	14,300	15,418,260

		26,777,876
AEROSPACE & DEFENSE — 1.31%
Boeing Capital Corp.
4.70%, 10/27/19	5,250	5,583,008
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)[a]	10,000	9,978,400
4.88%, 02/15/20[a]	9,134	9,822,338
6.00%, 03/15/19	7,480	7,963,881
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	8,605	8,727,105
L3 Technologies Inc.
4.75%, 07/15/20[a]	10,897	11,680,494
5.20%, 10/15/19	6,165	6,571,520
Lockheed Martin Corp.
1.85%, 11/23/18[a]	6,465	6,479,870
4.25%, 11/15/19[a]	11,660	12,245,215
Northrop Grumman Corp.
5.05%, 08/01/19	1,147	1,215,074
Raytheon Co.
3.13%, 10/15/20[a]	4,022	4,182,397
4.40%, 02/15/20[a]	5,160	5,491,994
Rockwell Collins Inc.
1.95%, 07/15/19[a]	2,710	2,713,388
United Technologies Corp.
1.50%, 11/01/19	16,420	16,362,202
1.90%, 05/04/20[a]	18,995	18,995,190
4.50%, 04/15/20	23,850	25,386,656

		153,398,732
AGRICULTURE — 1.35%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	19,960	20,321,276
9.25%, 08/06/19	8,851	10,077,926
9.70%, 11/10/18	1,753	1,914,889
BAT Capital Corp.
2.30%, 08/14/20[a,b]	16,945	17,033,622

Security	Principal (000s)	Value
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	$4,480	$4,612,205
8.50%, 06/15/19	9,600	10,660,416
Philip Morris International Inc.
1.38%, 02/25/19[a]	14,100	14,039,229
1.63%, 02/21/19[a]	5,141	5,134,985
1.88%, 01/15/19[a]	2,610	2,618,300
2.00%, 02/21/20	11,425	11,459,503
4.50%, 03/26/20[a]	9,944	10,591,852
Reynolds American Inc.
3.25%, 06/12/20	21,999	22,654,350
6.88%, 05/01/20	15,300	17,132,481
8.13%, 06/23/19	9,175	10,156,358

		158,407,392
AIRLINES — 0.22%
Continental Airlines Inc. Pass Through Trust Series 2009-2, Class A
7.25%, 11/10/19	976	1,074,106
Delta Air Lines Inc.
2.88%, 03/13/20	10,740	10,908,726
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	7,891	8,018,440
2.75%, 11/06/19 (Call 10/06/19)[a]	5,340	5,425,493

		25,426,765
AUTO MANUFACTURERS — 3.34%
American Honda Finance Corp.
1.20%, 07/12/19	10,200	10,110,240
1.50%, 11/19/18[a]	3,570	3,565,502
1.70%, 02/22/19	14,440	14,444,332
1.95%, 07/20/20	4,135	4,145,875
2.00%, 02/14/20[a]	6,040	6,072,012
2.13%, 10/10/18[a]	3,150	3,169,593
2.15%, 03/13/20	150	151,275
2.25%, 08/15/19	14,178	14,317,937
Ford Motor Credit Co. LLC
1.90%, 08/12/19	250	248,890
2.02%, 05/03/19[a]	6,600	6,597,162
2.26%, 03/28/19	2,145	2,157,205
2.38%, 03/12/19[a]	19,800	19,901,772

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.43%, 06/12/20[a]	$13,100	$13,134,846
2.46%, 03/27/20[a]	10,250	10,291,512
2.55%, 10/05/18[a]	5,250	5,285,857
2.60%, 11/04/19[a]	14,081	14,208,574
2.68%, 01/09/20	15,280	15,410,491
2.88%, 10/01/18[a]	12,808	12,936,208
2.94%, 01/08/19	15,400	15,600,200
8.13%, 01/15/20	7,230	8,178,504
General Motors Co.
3.50%, 10/02/18	5,020	5,102,378
General Motors Financial Co. Inc.
2.35%, 10/04/19[a]	17,874	17,923,332
2.40%, 05/09/19[a]	3,050	3,064,549
2.65%, 04/13/20[a]	8,050	8,111,421
3.10%, 01/15/19	21,055	21,349,770
3.15%, 01/15/20 (Call 12/15/19)[a]	11,171	11,394,532
3.20%, 07/13/20 (Call 06/13/20)	7,403	7,569,493
3.50%, 07/10/19	250	256,033
PACCAR Financial Corp.
1.20%, 08/12/19	3,045	3,012,967
1.30%, 05/10/19[a]	3,150	3,133,809
1.65%, 02/25/19[a]	3,951	3,956,373
1.95%, 02/27/20	1,175	1,179,853
Toyota Motor Credit Corp.
1.40%, 05/20/19	11,950	11,896,344
1.55%, 10/18/19[a]	14,305	14,258,795
1.70%, 01/09/19[a]	8,650	8,664,359
1.70%, 02/19/19	25,325	25,364,507
1.95%, 04/17/20[a]	7,825	7,854,422
2.00%, 10/24/18	18,459	18,553,141
2.10%, 01/17/19	4,380	4,411,186
2.13%, 07/18/19	10,950	11,041,980
2.15%, 03/12/20[a]	20,150	20,332,760
4.50%, 06/17/20	3,564	3,817,187

		392,177,178
BANKS — 29.48%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19[a]	12,400	12,354,244
2.00%, 11/16/18	5,550	5,574,420
2.05%, 09/23/19[a]	12,500	12,545,125

Security	Principal (000s)	Value
2.13%, 08/19/20	$8,975	$9,006,502
2.25%, 06/13/19[a]	1,800	1,815,480
Bank of America Corp.
2.60%, 01/15/19[a]	50,930	51,439,809
2.65%, 04/01/19	32,100	32,486,163
5.63%, 07/01/20	35,000	38,320,800
6.88%, 11/15/18	10,488	11,107,631
7.63%, 06/01/19	24,975	27,355,867
Series L
2.25%, 04/21/20	31,264	31,412,191
Bank of America N.A.
2.05%, 12/07/18	18,620	18,703,231
Bank of Montreal
1.50%, 07/18/19	9,545	9,495,366
2.10%, 12/12/19[a]	7,385	7,429,679
2.10%, 06/15/20[a]	20,050	20,143,633
2.38%, 01/25/19 (Call 12/25/18)	8,300	8,372,127
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	10,085	10,158,721
2.30%, 09/11/19 (Call 08/11/19)	10,437	10,534,377
2.45%, 11/27/20 (Call 10/27/20)	10,000	10,144,700
2.60%, 08/17/20 (Call 07/17/20)[a]	19,033	19,407,569
4.60%, 01/15/20[a]	258	274,171
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	5,000	5,043,700
Bank of Nova Scotia (The)
1.65%, 06/14/19[a]	11,290	11,290,113
1.95%, 01/15/19[a]	14,775	14,827,894
2.05%, 10/30/18[a]	19,547	19,633,202
2.05%, 06/05/19	10,555	10,608,092
2.15%, 07/14/20	10,000	10,060,900
Barclays PLC
2.75%, 11/08/19	25,779	26,110,776
2.88%, 06/08/20	11,170	11,323,252
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	1,775	1,788,384

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.45%, 01/15/20 (Call 12/15/19)	$17,749	$18,015,767
2.63%, 06/29/20 (Call 05/29/20)[a]	17,446	17,804,515
6.85%, 04/30/19	1,388	1,500,053
BNP Paribas SA
2.38%, 05/21/20[a]	22,465	22,748,059
2.40%, 12/12/18	12,700	12,814,427
2.45%, 03/17/19	2,700	2,728,539
BPCE SA
2.25%, 01/27/20[a]	4,750	4,772,373
2.50%, 12/10/18[a]	7,750	7,823,238
2.50%, 07/15/19	13,300	13,448,029
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	19,625	19,542,379
2.10%, 01/15/20 (Call 12/15/19)	16,000	16,112,640
2.30%, 10/15/18 (Call 09/15/18)	8,250	8,311,380
Canadian Imperial Bank of Commerce
1.60%, 09/06/19[a]	15,050	14,987,994
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	957	963,498
2.50%, 05/12/20 (Call 04/12/20)[a]	14,960	15,092,994
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	10,500	10,447,920
2.35%, 01/31/20 (Call 12/31/19)[a]	10,250	10,291,820
2.40%, 09/05/19 (Call 08/05/19)	37,000	37,199,060
Citibank N.A.
2.00%, 03/20/19 (Call 02/20/19)	13,250	13,314,130
2.10%, 06/12/20 (Call 05/12/20)	26,900	27,035,576
Citigroup Inc.
2.05%, 12/07/18[a]	20,275	20,340,083
2.05%, 06/07/19[a]	14,825	14,853,019

Security	Principal (000s)	Value
2.40%, 02/18/20[a]	$14,987	$15,116,488
2.45%, 01/10/20 (Call 12/10/19)	16,855	17,010,909
2.50%, 09/26/18	12,744	12,834,100
2.50%, 07/29/19[a]	12,725	12,867,902
2.55%, 04/08/19[a]	9,925	10,029,113
2.65%, 10/26/20[a]	5,000	5,070,200
8.50%, 05/22/19[a]	738	817,438
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	8,165	8,192,108
2.25%, 03/02/20 (Call 02/03/20)	1,630	1,636,471
2.30%, 12/03/18 (Call 11/03/18)	8,670	8,714,044
2.45%, 12/04/19 (Call 11/04/19)	5,500	5,554,560
2.50%, 03/14/19 (Call 02/14/19)	9,670	9,756,450
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	6,665	6,667,733
2.05%, 03/15/19	12,250	12,299,000
2.30%, 09/06/19[a]	16,020	16,161,617
2.30%, 03/12/20	5,000	5,044,350
2.50%, 09/20/18	6,650	6,706,924
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	2,250	2,273,985
6.40%, 10/01/17	50	50,148
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	8,650	8,583,222
2.25%, 01/14/19[a]	23,000	23,186,300
2.25%, 01/14/20	10,790	10,894,771
Credit Suisse AG/New York NY
2.30%, 05/28/19	27,712	27,950,323
4.38%, 08/05/20	10,445	11,120,165
5.30%, 08/13/19	9,152	9,738,186
5.40%, 01/14/20[a]	8,500	9,114,720
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	22,365	22,674,308
Deutsche Bank AG
2.85%, 05/10/19[a]	16,645	16,824,267

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Deutsche Bank AG/London
2.50%, 02/13/19[a]	$19,500	$19,605,300
Deutsche Bank AG/New York NY
2.70%, 07/13/20[a]	10,300	10,372,821
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	7,495	7,554,735
3.10%, 06/04/20 (Call 05/04/20)	10,175	10,422,456
3.20%, 08/09/21 (Call 07/09/21)	5,000	5,127,750
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	10,420	10,493,461
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	8,530	8,489,994
2.30%, 03/15/19 (Call 02/15/19)	11,050	11,150,776
2.38%, 04/25/19 (Call 03/25/19)	10,970	11,084,746
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	1,400	1,444,926
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	5,000	5,063,050
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	3,655	3,657,376
2.00%, 04/25/19 (Call 03/25/19)	2,865	2,869,240
2.30%, 12/13/19 (Call 11/13/19)	15,650	15,753,133
2.55%, 10/23/19[a]	27,352	27,678,309
2.60%, 04/23/20 (Call 03/23/20)[a]	22,462	22,740,978
2.60%, 12/27/20 (Call 12/27/19)	20,000	20,199,000
2.63%, 01/31/19	12,600	12,731,670
5.38%, 03/15/20[a]	43,723	47,208,598
6.00%, 06/15/20	28,801	31,762,895
7.50%, 02/15/19	32,467	35,039,360
HSBC USA Inc.
2.25%, 06/23/19	5,300	5,337,100

Security	Principal (000s)	Value
2.35%, 03/05/20[a]	$38,046	$38,407,817
2.38%, 11/13/19	500	504,935
2.63%, 09/24/18	4,413	4,457,924
Huntington National Bank (The)
2.20%, 11/06/18 (Call 10/06/18)	13,145	13,205,993
2.20%, 04/01/19 (Call 03/01/19)	5,750	5,777,083
2.38%, 03/10/20 (Call 02/10/20)	7,875	7,945,324
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	300	305,532
Intesa Sanpaolo SpA
3.88%, 01/15/19	3,055	3,122,027
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	20,225	20,253,517
2.20%, 10/22/19[a]	24,036	24,274,918
2.25%, 01/23/20 (Call 12/23/19)	43,163	43,529,885
2.35%, 01/28/19[a]	1,000	1,009,420
2.75%, 06/23/20 (Call 05/23/20)[a]	41,394	42,240,093
4.40%, 07/22/20	500	533,375
4.95%, 03/25/20	19,979	21,440,464
6.30%, 04/23/19	15,400	16,506,028
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	5,250	5,241,600
1.65%, 09/23/19 (Call 08/23/19)[a]	14,003	13,986,616
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	4,915	4,891,408
2.25%, 03/16/20[a]	10,000	10,078,700
2.35%, 03/08/19	16,500	16,640,085
2.50%, 12/15/19	11,940	12,098,205
2.50%, 11/22/21[a]	5,000	5,052,900
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	8,400	8,459,472
KfW
1.00%, 09/07/18[a]	8,895	8,860,576
1.00%, 07/15/19[a]	19,060	18,890,366

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.13%, 11/16/18	$20,000	$19,934,600
1.25%, 09/13/18	750	748,943
1.25%, 09/30/19[a]	34,865	34,676,729
1.50%, 02/06/19	58,075	58,121,460
1.50%, 09/09/19	15,000	14,997,150
1.50%, 04/20/20	56,700	56,609,280
1.63%, 05/29/20	39,190	39,242,123
1.75%, 10/15/19	15,000	15,071,250
1.75%, 03/31/20[a]	45,000	45,233,550
1.88%, 04/01/19	38,850	39,104,467
1.88%, 06/30/20	35,200	35,475,264
4.00%, 01/27/20	35,800	37,862,438
4.88%, 06/17/19	37,450	39,665,542
Korea Development Bank (The)
1.38%, 09/12/19	350	344,775
2.50%, 03/11/20	5,000	5,018,500
3.00%, 03/17/19	8,695	8,817,339
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	350	348,800
1.75%, 04/15/19	16,275	16,351,167
1.88%, 09/17/18	8,000	8,040,960
Lloyds Bank PLC
2.05%, 01/22/19	6,155	6,177,220
2.30%, 11/27/18	6,230	6,272,987
2.70%, 08/17/20	12,710	12,950,219
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	5,545	5,554,593
2.10%, 02/06/20 (Call 01/06/20)	15,645	15,702,730
2.25%, 07/25/19 (Call 06/25/19)	18,675	18,809,273
2.30%, 01/30/19 (Call 12/30/18)	300	302,130
Morgan Stanley
2.20%, 12/07/18	5,535	5,567,823
2.38%, 07/23/19	8,750	8,811,425
2.45%, 02/01/19	25,685	25,887,398
2.50%, 01/24/19	21,225	21,420,907
2.65%, 01/27/20	37,256	37,819,683
2.80%, 06/16/20	22,340	22,749,939
5.50%, 01/26/20	31,167	33,628,881

Security	Principal (000s)	Value
5.50%, 07/24/20	$500	$546,490
5.63%, 09/23/19	32,127	34,436,610
7.30%, 05/13/19[a]	24,050	26,169,526
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	3,223	3,235,892
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)[a]	4,365	4,383,246
2.63%, 09/26/18 (Call 08/26/18)	3,835	3,868,671
National Australia Bank Ltd./New York
1.38%, 07/12/19	1,850	1,836,551
2.00%, 01/14/19	10,000	10,039,900
2.13%, 05/22/20[a]	10,695	10,734,037
2.25%, 01/10/20	15,250	15,354,767
2.63%, 07/23/20	14,080	14,336,960
National Bank of Canada
2.10%, 12/14/18[a]	12,000	12,042,000
2.15%, 06/12/20 (Call 05/12/20)[a]	15,000	15,041,100
National City Corp.
6.88%, 05/15/19	500	540,185
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	25,550	25,377,793
1.38%, 02/10/20[a]	1,550	1,542,173
1.63%, 03/12/19	350	350,585
1.75%, 01/24/20	13,570	13,624,551
PNC Bank N.A.
1.60%, 06/01/18 (Call 05/02/18)[c]	—	—
1.45%, 07/29/19 (Call 06/29/19)[c]	2,750	2,733,170
1.80%, 11/05/18 (Call 10/06/18)[a,c]	21,900	21,942,048
1.95%, 03/04/19 (Call 02/02/19)[c]	9,900	9,931,779
2.00%, 05/19/20 (Call 04/19/20)[a,c]	18,095	18,165,751
2.20%, 01/28/19 (Call 12/29/18)[c]	10,600	10,665,720
2.25%, 07/02/19 (Call 06/02/19)[a,c]	11,500	11,591,310

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.30%, 06/01/20 (Call 05/02/20)[c]	$7,040	$7,110,611
2.40%, 10/18/19 (Call 09/18/19)[c]	13,250	13,403,700
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[c]	5,025	5,403,131
6.70%, 06/10/19[c]	2,000	2,166,400
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)[a]	9,915	9,944,844
Royal Bank of Canada
1.50%, 07/29/19[a]	11,077	11,024,938
1.63%, 04/15/19[a]	16,750	16,718,510
2.00%, 12/10/18[a]	8,450	8,489,293
2.13%, 03/02/20[a]	11,850	11,928,328
2.15%, 03/15/19[a]	12,226	12,315,617
2.15%, 03/06/20	16,410	16,516,993
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	21,705	21,817,215
2.70%, 05/24/19 (Call 04/24/19)[a]	12,075	12,179,086
Santander UK PLC
2.35%, 09/10/19	1,909	1,925,074
2.38%, 03/16/20[a]	12,227	12,353,183
2.50%, 03/14/19	15,425	15,582,489
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	10,000	9,917,600
2.30%, 03/11/20	10,000	10,082,600
Societe Generale SA
2.63%, 10/01/18	11,750	11,853,988
State Street Corp.
1.95%, 05/19/21[a]	6,160	6,164,312
2.55%, 08/18/20	15,892	16,210,476
Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18	2,010	2,010,181
1.97%, 01/11/19	14,305	14,335,470
2.05%, 01/18/19[a]	15,500	15,543,710
2.45%, 01/10/19	17,650	17,793,318
2.45%, 01/16/20	10,861	10,986,988

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	$5,270	$5,307,048
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	4,664	4,692,171
2.50%, 05/01/19 (Call 04/01/19)	10,388	10,495,412
2.90%, 03/03/21 (Call 02/03/21)	5,875	6,005,836
Svenska Handelsbanken AB
1.50%, 09/06/19	15,000	14,909,100
1.95%, 09/08/20	4,890	4,890,196
2.50%, 01/25/19[a]	24,400	24,666,448
Synovus Financial Corp.
7.88%, 02/15/19	1,500	1,610,385
Toronto-Dominion Bank (The)
1.45%, 09/06/18[a]	4,820	4,814,650
1.45%, 08/13/19[a]	11,650	11,587,789
1.95%, 01/22/19	14,500	14,558,000
2.13%, 07/02/19[a]	11,525	11,615,010
2.25%, 11/05/19[a]	12,940	13,056,589
2.50%, 12/14/20[a]	5,000	5,083,050
2.63%, 09/10/18	6,642	6,712,671
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)[a]	4,305	4,325,277
2.20%, 04/25/19 (Call 03/25/19)	7,688	7,753,886
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	28,000	27,883,800
2.00%, 01/24/20 (Call 12/24/19)	2,306	2,318,798
2.13%, 10/28/19 (Call 09/28/19)	24,465	24,660,720
UBS AG/Stamford CT
2.35%, 03/26/20	9,024	9,107,923
2.38%, 08/14/19[a]	27,506	27,788,212
4.88%, 08/04/20	9,005	9,723,689
Wells Fargo & Co.
2.13%, 04/22/19	6,125	6,162,546
2.15%, 01/15/19	23,902	24,054,256

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series N
2.15%, 01/30/20[a]	$24,093	$24,209,851
Wells Fargo Bank N.A.
1.75%, 05/24/19[a]	28,750	28,760,925
1.80%, 11/28/18[a]	18,585	18,613,063
2.15%, 12/06/19	19,250	19,403,615
Westpac Banking Corp.
1.60%, 08/19/19	7,650	7,613,433
1.65%, 05/13/19	12,965	12,936,088
1.95%, 11/23/18	8,625	8,649,495
2.15%, 03/06/20[a]	18,650	18,767,122
2.25%, 01/17/19[a]	1,385	1,394,487
2.30%, 05/26/20[a]	20,625	20,819,700
4.88%, 11/19/19[a]	12,757	13,570,386

		3,457,417,393
BEVERAGES — 2.19%
Anheuser-Busch Companies LLC
5.00%, 03/01/19[a]	5,770	6,044,248
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19[a]	49,665	49,798,102
2.15%, 02/01/19[a]	17,482	17,601,752
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20[a]	5,000	5,401,450
5.38%, 01/15/20[a]	17,040	18,433,361
6.88%, 11/15/19	10,218	11,308,056
7.75%, 01/15/19[a]	16,954	18,310,998
Coca-Cola Co. (The)
1.38%, 05/30/19	24,000	23,978,160
1.65%, 11/01/18	11,610	11,637,283
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	5,000	5,313,800
Constellation Brands Inc.
3.88%, 11/15/19[a]	5,775	6,002,362
Diageo Capital PLC
4.83%, 07/15/20	1,150	1,243,679
Molson Coors Brewing Co.
1.45%, 07/15/19[a]	11,650	11,545,267
1.90%, 03/15/19[b]	2,075	2,074,087
2.25%, 03/15/20 (Call 02/15/20)[b]	10,170	10,213,223

Security	Principal (000s)	Value
PepsiCo Inc.
1.35%, 10/04/19[a]	$9,520	$9,476,113
1.50%, 02/22/19[a]	12,725	12,725,254
1.55%, 05/02/19[a]	7,650	7,655,967
1.85%, 04/30/20 (Call 03/30/20)	4,765	4,784,155
2.25%, 01/07/19 (Call 12/07/18)	10,391	10,490,234
4.50%, 01/15/20	12,415	13,252,640

		257,290,191
BIOTECHNOLOGY — 0.97%
Amgen Inc.
1.90%, 05/10/19	7,900	7,907,900
2.13%, 05/01/20 (Call 04/01/20)	8,848	8,893,656
2.20%, 05/22/19 (Call 04/22/19)	16,825	16,922,585
2.20%, 05/11/20	17,135	17,254,774
4.50%, 03/15/20	250	265,725
5.70%, 02/01/19	9,325	9,837,315
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[a]	20,805	21,161,806
Celgene Corp.
2.25%, 05/15/19[a]	5,150	5,182,857
2.88%, 08/15/20	16,416	16,834,115
3.95%, 10/15/20	5,900	6,240,371
Gilead Sciences Inc.
1.85%, 09/04/18[a]	3,318	3,332,002
2.05%, 04/01/19	100	100,516

		113,933,622
CHEMICALS — 1.27%
Air Products & Chemicals Inc.
4.38%, 08/21/19[a]	500	525,815
Dow Chemical Co. (The)
8.55%, 05/15/19	31,976	35,492,720
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	14,708	14,920,384
5.50%, 11/15/19[a]	946	1,012,674
EI du Pont de Nemours & Co.
2.20%, 05/01/20	17,798	17,933,265
4.63%, 01/15/20	5,000	5,316,300

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	$10,095	$10,502,333
Monsanto Co.
1.85%, 11/15/18	2,000	1,997,320
2.13%, 07/15/19	8,065	8,090,647
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	5,400	5,779,458
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,900	1,914,858
Praxair Inc.
1.25%, 11/07/18	10,969	10,932,912
2.25%, 09/24/20[a]	5,000	5,052,300
4.50%, 08/15/19	3,980	4,187,159
Sherwin-Williams Co. (The)
2.25%, 05/15/20	25,050	25,166,733

		148,824,878
COMMERCIAL SERVICES — 0.13%
Ecolab Inc.
2.00%, 01/14/19[a]	4,395	4,416,447
2.25%, 01/12/20[a]	4,365	4,409,916
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	3,074	3,120,479
5.50%, 09/01/20	3,245	3,558,532

		15,505,374
COMPUTERS — 2.26%
Apple Inc.
1.10%, 08/02/19[a]	10,785	10,701,740
1.55%, 02/08/19[a]	9,800	9,811,956
1.55%, 02/07/20[a]	20,198	20,151,141
1.70%, 02/22/19	15,405	15,449,674
1.80%, 05/11/20[a]	21,500	21,554,825
1.90%, 02/07/20	10,950	11,010,773
2.00%, 05/06/20[a]	20,102	20,281,109
2.10%, 05/06/19[a]	11,100	11,210,445
Dell International LLC/EMC Corp.
3.48%, 06/01/19[a,b]	36,630	37,429,999
DXC Technology Co.
2.88%, 03/27/20	560	569,526

Security	Principal (000s)	Value
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[a]	$19,055	$19,256,411
3.60%, 10/15/20 (Call 09/15/20)	5,000	5,188,700
International Business Machines Corp.
1.63%, 05/15/20[a]	21,742	21,684,601
1.80%, 05/17/19	18,325	18,388,954
1.88%, 05/15/19[a]	4,425	4,444,337
1.90%, 01/27/20[a]	8,200	8,244,444
1.95%, 02/12/19[a]	11,500	11,567,045
7.63%, 10/15/18	9,773	10,407,463
Seagate HDD Cayman
3.75%, 11/15/18	7,169	7,287,002

		264,640,145
COSMETICS & PERSONAL CARE — 0.49%
Colgate-Palmolive Co.
1.50%, 11/01/18	500	500,275
1.75%, 03/15/19[a]	250	250,845
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	13,265	13,309,968
Procter & Gamble Co. (The)
1.60%, 11/15/18	3,444	3,452,886
1.90%, 11/01/19[a]	13,323	13,411,065
Unilever Capital Corp.
1.80%, 05/05/20[a]	11,185	11,200,883
2.20%, 03/06/19[a]	15,035	15,170,315
4.80%, 02/15/19	250	261,225

		57,557,462
DIVERSIFIED FINANCIAL SERVICES — 2.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19[a]	14,000	14,362,880
Air Lease Corp.
2.13%, 01/15/20	3,765	3,767,824
2.63%, 09/04/18 (Call 08/04/18)	5,640	5,677,055
3.38%, 01/15/19 (Call 12/15/18)	5,125	5,217,506
3.38%, 06/01/21 (Call 05/01/21)	5,675	5,857,394

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
American Express Co.
8.13%, 05/20/19	$250	$276,398
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	21,075	21,004,820
1.88%, 11/05/18 (Call 10/05/18)	5,596	5,616,258
1.88%, 05/03/19 (Call 04/03/19)[a]	4,615	4,628,568
2.13%, 03/18/19	11,575	11,648,038
2.20%, 03/03/20 (Call 02/01/20)	12,900	13,006,296
2.25%, 08/15/19	16,540	16,681,748
2.38%, 05/26/20 (Call 04/25/20)	23,625	23,904,247
Ameriprise Financial Inc.
5.30%, 03/15/20[a]	6,000	6,494,100
7.30%, 06/28/19	1,500	1,643,460
Associates Corp. of North America
6.95%, 11/01/18	2,385	2,516,580
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)[a]	16,835	16,901,330
2.30%, 06/05/19 (Call 05/05/19)	7,300	7,327,959
8.80%, 07/15/19	500	558,970
Intercontinental Exchange Inc.
2.50%, 10/15/18	2,925	2,950,272
2.75%, 12/01/20 (Call 11/01/20)	2,485	2,543,050
International Lease Finance Corp.
5.88%, 04/01/19	4,145	4,385,700
6.25%, 05/15/19[a]	12,750	13,604,632
Jefferies Group LLC
8.50%, 07/15/19	2,250	2,497,095
Mastercard Inc.
2.00%, 04/01/19	50	50,288
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	5,850	5,815,368
1.65%, 02/08/19	11,700	11,694,618
2.15%, 02/01/19 (Call 01/01/19)[a]	10,825	10,897,636

Security	Principal (000s)	Value
2.30%, 11/15/19 (Call 10/15/19)	$10,100	$10,218,473
10.38%, 11/01/18	100	109,840
Nomura Holdings Inc.
6.70%, 03/04/20	5,100	5,636,826
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	10,240	10,312,090
2.70%, 02/03/20 (Call 01/03/20)	9,071	9,161,619
3.00%, 08/15/19 (Call 07/15/19)	15,650	15,883,341
TD Ameritrade Holding Corp.
5.60%, 12/01/19	500	540,035

		273,392,314
ELECTRIC — 3.54%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	8,740	8,882,287
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)[a]	1,450	1,455,336
Cleveland Electric Illuminating Co. (The)
8.88%, 11/15/18	3,775	4,080,926
CMS Energy Corp.
8.75%, 06/15/19	8,393	9,354,250
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	1,300	1,306,968
Connecticut Light & Power Co. (The)
Series 09-A
5.50%, 02/01/19	1,000	1,050,830
Consolidated Edison Inc.
2.00%, 03/15/20	5,135	5,148,762
2.00%, 05/15/21 (Call 04/15/21)	9,990	9,952,238
Consumers Energy Co.
5.65%, 09/15/18	4,475	4,645,229
6.13%, 03/15/19	4,560	4,859,638
6.70%, 09/15/19	670	734,146
Dominion Energy Inc.
1.88%, 01/15/19	2,800	2,802,296

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 12/01/19 (Call 11/01/19)	$5,100	$5,160,180
2.58%, 07/01/20	14,135	14,269,424
2.96%, 07/01/19[d]	4,360	4,430,327
Series B
1.60%, 08/15/19	10,664	10,598,203
DTE Energy Co.
1.50%, 10/01/19	7,189	7,102,516
Duke Energy Carolinas LLC
4.30%, 06/15/20	500	533,795
7.00%, 11/15/18	2,195	2,330,695
Duke Energy Corp.
5.05%, 09/15/19[a]	8,490	9,016,295
Duke Energy Florida LLC
1.85%, 01/15/20[a]	7,200	7,207,488
Duke Energy Indiana LLC
3.75%, 07/15/20	3,085	3,233,080
Duke Energy Ohio Inc.
5.45%, 04/01/19	6,275	6,626,275
Duke Energy Progress LLC
5.30%, 01/15/19	10,000	10,483,400
Edison International
2.13%, 04/15/20	10,000	10,047,200
Emera U.S. Finance LP
2.15%, 06/15/19	10,540	10,548,221
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	2,313	2,490,962
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	2,550	2,565,657
4.50%, 11/15/19[a]	3,020	3,178,006
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	14,297	14,589,517
5.15%, 12/01/20 (Call 09/01/20)[a]	10,000	10,825,500
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	12,150	12,376,354
5.20%, 10/01/19	8,745	9,314,999
Georgia Power Co.
1.95%, 12/01/18	4,100	4,107,585

Security	Principal (000s)	Value
2.00%, 03/30/20	$5,000	$5,004,650
2.00%, 09/08/20	3,860	3,865,944
Indiana Michigan Power Co.
7.00%, 03/15/19	110	118,033
Kansas City Power & Light Co.
7.15%, 04/01/19	2,047	2,212,930
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	5,639	5,840,369
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	7,375	7,456,789
Nevada Power Co.
7.13%, 03/15/19	6,965	7,514,956
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	4,060	4,057,523
2.30%, 04/01/19	6,640	6,690,597
2.40%, 09/15/19 (Call 08/15/19)	4,325	4,362,801
2.70%, 09/15/19 (Call 08/15/19)	12,025	12,179,160
6.00%, 03/01/19	3,257	3,449,814
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	3,945	3,979,519
NV Energy Inc.
6.25%, 11/15/20	8,397	9,440,411
Oglethorpe Power Corp.
6.10%, 03/15/19[a]	4,140	4,387,489
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	1,845	1,849,742
6.80%, 09/01/18	4,120	4,313,887
Pacific Gas & Electric Co.
8.25%, 10/15/18	6,108	6,527,314
PacifiCorp
5.50%, 01/15/19	500	525,065
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[a]	8,655	8,709,440
Progress Energy Inc.
7.05%, 03/15/19	4,978	5,351,350

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)[a]	$5,010	$5,045,822
5.13%, 04/15/20[a]	1,601	1,716,400
Public Service Co. of Colorado
5.13%, 06/01/19	10,483	11,077,072
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	1,735	1,731,096
2.00%, 08/15/19 (Call 07/15/19)[a]	5,350	5,368,725
Series I
1.80%, 06/01/19 (Call 05/01/19)[a]	1,000	998,990
Public Service Enterprise Group Inc.
1.60%, 11/15/19	7,290	7,229,056
Southern Co. (The)
1.85%, 07/01/19	8,970	8,974,844
2.15%, 09/01/19 (Call 08/01/19)[a]	8,100	8,127,864
2.45%, 09/01/18	7,302	7,339,751
Southern Power Co.
1.95%, 12/15/19	11,960	11,936,798
TECO Finance Inc.
5.15%, 03/15/20	5,695	6,051,165
Union Electric Co.
6.70%, 02/01/19	2,915	3,105,175
Virginia Electric & Power Co.
5.00%, 06/30/19	1,910	2,017,036
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)[a]	6,580	6,660,737
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	4,200	4,446,288

		414,973,187
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
4.25%, 11/15/20	5,000	5,351,150
4.88%, 10/15/19	50	53,192
5.25%, 10/15/18[a]	1,089	1,132,582

		6,536,924

Security	Principal (000s)	Value
ELECTRONICS — 0.38%
Amphenol Corp.
2.20%, 04/01/20	$3,840	$3,858,778
2.55%, 01/30/19 (Call 12/30/18)[a]	4,484	4,522,248
Flex Ltd.
4.63%, 02/15/20	5,000	5,261,350
Fortive Corp.
1.80%, 06/15/19	3,960	3,952,714
Honeywell International Inc.
1.40%, 10/30/19[a]	24,025	23,886,616
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	3,625	3,645,155

		45,126,861
ENVIRONMENTAL CONTROL — 0.17%
Republic Services Inc.
5.00%, 03/01/20[a]	3,319	3,558,034
5.50%, 09/15/19	11,403	12,215,464
Waste Management Inc.
4.75%, 06/30/20[a]	3,673	3,954,940

		19,728,438
FOOD — 1.34%
General Mills Inc.
2.20%, 10/21/19[a]	9,000	9,066,510
5.65%, 02/15/19	14,060	14,820,365
JM Smucker Co. (The)
2.50%, 03/15/20[a]	15,825	16,020,913
Kellogg Co.
4.00%, 12/15/20[a]	10,000	10,634,800
4.15%, 11/15/19[a]	5,000	5,232,650
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	20,605	20,974,242
5.38%, 02/10/20	16,909	18,283,194
Kroger Co. (The)
1.50%, 09/30/19	5,750	5,691,407
2.00%, 01/15/19	10,247	10,264,317
2.30%, 01/15/19 (Call 12/15/18)	2,265	2,275,872
6.15%, 01/15/20	7,560	8,265,046
6.80%, 12/15/18	3,205	3,404,832

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Sysco Corp.
1.90%, 04/01/19[a]	$10,205	$10,210,511
2.60%, 10/01/20 (Call 09/01/20)[a]	11,290	11,463,414
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	10,692	10,829,927

		157,438,000
FOREST PRODUCTS & PAPER — 0.07%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19[a]	7,500	8,175,225
International Paper Co.
7.95%, 06/15/18	2	2,094

		8,177,319
GAS — 0.32%
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	10,475	10,575,141
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	6,484	6,498,848
Sempra Energy
1.63%, 10/07/19	2,245	2,233,461
2.40%, 03/15/20 (Call 02/15/20)	12,314	12,422,486
9.80%, 02/15/19	5,667	6,295,754

		38,025,690
HAND & MACHINE TOOLS — 0.09%
Stanley Black & Decker Inc.
1.62%, 11/17/18	1,555	1,553,010
2.45%, 11/17/18	9,175	9,258,217

		10,811,227
HEALTH CARE – PRODUCTS — 2.08%
Abbott Laboratories
2.00%, 09/15/18[a]	3,371	3,379,259
2.00%, 03/15/20[a]	10,221	10,242,260
2.35%, 11/22/19	32,139	32,419,895
2.80%, 09/15/20 (Call 08/15/20)[a]	4,900	4,981,732
5.13%, 04/01/19	9,958	10,454,904

Security	Principal (000s)	Value
Becton Dickinson and Co.
2.13%, 06/06/19	$4,620	$4,636,124
2.40%, 06/05/20[a]	3,625	3,644,575
2.68%, 12/15/19[a]	14,534	14,743,289
3.25%, 11/12/20[a]	7,528	7,759,110
Boston Scientific Corp.
2.65%, 10/01/18[a]	9,430	9,521,942
2.85%, 05/15/20	15,000	15,268,650
6.00%, 01/15/20	8,793	9,581,468
Danaher Corp.
1.65%, 09/15/18[a]	5,120	5,121,792
2.40%, 09/15/20 (Call 08/15/20)	1,900	1,930,647
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,659	1,675,358
Medtronic Global Holdings SCA
1.70%, 03/28/19	12,647	12,659,015
Medtronic Inc.
2.50%, 03/15/20	41,857	42,569,825
Stryker Corp.
2.00%, 03/08/19	15,515	15,567,441
Thermo Fisher Scientific Inc.
2.15%, 12/14/18[a]	6,020	6,042,876
2.40%, 02/01/19	5,295	5,332,118
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)[a]	26,086	26,407,379

		243,939,659
HEALTH CARE – SERVICES — 0.71%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	2,370	2,383,817
Anthem Inc.
2.25%, 08/15/19[a]	5,623	5,659,943
4.35%, 08/15/20	1,600	1,702,976
7.00%, 02/15/19	7,540	8,077,828
Humana Inc.
2.63%, 10/01/19	4,877	4,940,157
Laboratory Corp. of America Holdings
2.50%, 11/01/18	1,583	1,593,844
2.63%, 02/01/20[a]	1,305	1,321,508

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)[a]	$5,526	$5,569,877
2.70%, 04/01/19[a]	3,594	3,639,392
4.75%, 01/30/20	7,184	7,633,359
UnitedHealth Group Inc.
1.63%, 03/15/19[a]	10,175	10,167,165
1.70%, 02/15/19[a]	9,020	9,030,283
2.30%, 12/15/19[a]	11,725	11,855,734
2.70%, 07/15/20	9,565	9,799,247

		83,375,130
HOLDING COMPANIES – DIVERSIFIED — 0.12%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	2,575	2,614,784
3.88%, 01/15/20 (Call 12/15/19)	500	514,285
FS Investment Corp.
4.00%, 07/15/19[a]	5,000	5,096,200
4.25%, 01/15/20 (Call 12/15/19)	800	818,488
Prospect Capital Corp.
5.00%, 07/15/19[a]	5,250	5,425,455

		14,469,212
HOME BUILDERS — 0.08%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	7,375	7,529,506
4.00%, 02/15/20	1,500	1,560,285

		9,089,791
HOUSEHOLD PRODUCTS & WARES — 0.14%
Kimberly-Clark Corp.
1.40%, 02/15/19[a]	9,709	9,695,213
1.90%, 05/22/19[a]	5,280	5,306,506
7.50%, 11/01/18[a]	1,800	1,920,258

		16,921,977
HOUSEWARES — 0.08%
Newell Brands Inc.
2.15%, 10/15/18	2,820	2,830,519
2.60%, 03/29/19	2,478	2,505,134
4.70%, 08/15/20	3,770	4,046,228

		9,381,881

Security	Principal (000s)	Value
INSURANCE — 1.07%
Allstate Corp. (The)
7.45%, 05/16/19	$455	$496,041
American Financial Group Inc./OH
9.88%, 06/15/19	4,970	5,631,905
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)[a]	16,287	16,411,596
3.30%, 03/01/21 (Call 02/01/21)	665	688,082
6.40%, 12/15/20	5,000	5,650,450
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	5,055	5,025,883
1.70%, 03/15/19	23,231	23,309,753
Berkshire Hathaway Inc.
2.10%, 08/14/19	7,123	7,187,249
Chubb INA Holdings Inc.
5.90%, 06/15/19	2,345	2,513,183
Hartford Financial Services Group Inc. (The)
6.00%, 01/15/19	400	421,792
Lincoln National Corp.
6.25%, 02/15/20	1,110	1,215,583
8.75%, 07/01/19[a]	6,580	7,353,808
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	4,291	4,326,358
2.35%, 03/06/20 (Call 02/06/20)	4,850	4,897,239
MetLife Inc.
7.72%, 02/15/19	11,730	12,728,223
Protective Life Corp.
7.38%, 10/15/19[a]	2,100	2,320,857
Prudential Financial Inc.
2.35%, 08/15/19	5,597	5,630,862
7.38%, 06/15/19	9,547	10,459,025
Travelers Companies Inc. (The)
3.90%, 11/01/20	3,480	3,677,351
WR Berkley Corp.
5.38%, 09/15/20	1,000	1,087,930

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
XLIT Ltd.
2.30%, 12/15/18	$4,200	$4,223,814

		125,256,984
INTERNET — 0.76%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	20,500	20,705,820
Amazon.com Inc.
1.90%, 08/21/20[b]	7,505	7,535,020
2.60%, 12/05/19 (Call 11/05/19)	14,875	15,152,270
Baidu Inc.
2.75%, 06/09/19	17,025	17,179,757
3.00%, 06/30/20	5,000	5,085,350
eBay Inc.
2.15%, 06/05/20	2,395	2,402,496
2.20%, 08/01/19 (Call 07/01/19)[a]	21,020	21,141,706

		89,202,419
IRON & STEEL — 0.10%
Vale Overseas Ltd.
5.63%, 09/15/19	10,450	11,256,322

		11,256,322
LODGING — 0.08%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	8,881	9,009,686

		9,009,686
MACHINERY — 1.41%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	12,600	12,530,700
1.80%, 11/13/18[a]	6,070	6,083,840
1.90%, 03/22/19	12,025	12,072,138
2.10%, 06/09/19[a]	8,340	8,397,212
2.10%, 01/10/20[a]	10,700	10,782,390
2.25%, 12/01/19[a]	5,500	5,557,145
7.05%, 10/01/18[a]	3,970	4,193,312
7.15%, 02/15/19	8,515	9,175,764
Series G
2.45%, 09/06/18	9,920	10,002,237
Caterpillar Inc.
7.90%, 12/15/18	2,274	2,451,941

Security	Principal (000s)	Value
John Deere Capital Corp.
1.25%, 10/09/19[a]	$11,850	$11,741,454
1.65%, 10/15/18[a]	8,650	8,663,061
1.70%, 01/15/20[a]	450	449,568
1.95%, 12/13/18	10,550	10,602,644
1.95%, 01/08/19	8,560	8,610,333
1.95%, 03/04/19[a]	5,330	5,356,703
1.95%, 06/22/20	8,380	8,419,554
2.20%, 03/13/20	6,290	6,355,919
2.25%, 04/17/19[a]	1,100	1,111,473
2.30%, 09/16/19[a]	1,263	1,277,929
2.38%, 07/14/20	10,000	10,152,700
Roper Technologies Inc.
2.05%, 10/01/18	6,442	6,456,044
6.25%, 09/01/19	5,050	5,466,776

		165,910,837
MANUFACTURING — 0.63%
3M Co.
1.63%, 06/15/19[a]	5,715	5,721,801
2.00%, 08/07/20[a]	10,000	10,103,500
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	575	581,302
2.30%, 01/14/19	960	969,341
5.50%, 01/08/20[a]	12,300	13,353,495
6.00%, 08/07/19[a]	12,919	13,972,932
Illinois Tool Works Inc.
1.95%, 03/01/19[a]	2,119	2,128,853
6.25%, 04/01/19	9,616	10,289,697
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19[a]	7,027	7,125,870
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)[a]	6,750	6,837,952
Pall Corp.
5.00%, 06/15/20	3,000	3,254,160

		74,338,903
MEDIA — 1.77%
CBS Corp.
5.75%, 04/15/20	550	600,507

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	$10,746	$11,019,163
Comcast Corp.
5.15%, 03/01/20	23,203	25,098,221
5.70%, 07/01/19[a]	15,170	16,251,924
Discovery Communications LLC
5.05%, 06/01/20	5,500	5,887,200
NBCUniversal Media LLC
5.15%, 04/30/20[a]	23,748	25,794,603
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	13,050	13,160,664
Thomson Reuters Corp.
4.70%, 10/15/19	2,450	2,582,030
Time Warner Cable LLC
5.00%, 02/01/20	13,455	14,278,446
8.25%, 04/01/19	14,170	15,473,923
8.75%, 02/14/19	6,145	6,707,452
Time Warner Inc.
2.10%, 06/01/19	575	576,127
4.88%, 03/15/20	24,504	26,165,371
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	2,000	2,022,620
Walt Disney Co. (The)
0.88%, 07/12/19[a]	4,040	3,986,753
1.50%, 09/17/18[a]	5,505	5,503,954
1.65%, 01/08/19[a]	8,838	8,852,318
1.80%, 06/05/20	8,000	8,014,240
1.85%, 05/30/19	8,265	8,300,374
1.95%, 03/04/20	7,810	7,868,575

		208,144,465
METAL FABRICATE & HARDWARE — 0.08%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	9,170	9,302,323

		9,302,323
MINING — 0.10%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	6,855	7,377,625

Security	Principal (000s)	Value
Newmont Mining Corp.
5.13%, 10/01/19	$479	$506,519
Southern Copper Corp.
5.38%, 04/16/20	4,000	4,324,840

		12,208,984
MULTI-NATIONAL — 0.38%
International Bank for Reconstruction & Development
1.63%, 09/04/20	45,000	45,052,650

		45,052,650
OFFICE & BUSINESS EQUIPMENT — 0.07%
Xerox Corp.
2.80%, 05/15/20	2,525	2,537,625
5.63%, 12/15/19	5,000	5,344,050

		7,881,675
OIL & GAS — 4.95%
Anadarko Petroleum Corp.
6.95%, 06/15/19	7,850	8,472,819
8.70%, 03/15/19	3,545	3,881,031
Apache Corp.
6.90%, 09/15/18	1,500	1,574,520
BP Capital Markets PLC
1.68%, 05/03/19	4,100	4,100,410
2.24%, 09/26/18[a]	4,621	4,652,977
2.24%, 05/10/19	7,625	7,692,024
2.32%, 02/13/20[a]	24,811	25,090,620
2.52%, 01/15/20[a]	17,897	18,204,113
4.50%, 10/01/20	4,000	4,302,520
4.75%, 03/10/19	1,525	1,594,586
Cenovus Energy Inc.
5.70%, 10/15/19	14,000	14,757,120
Chevron Corp.
1.56%, 05/16/19	27,044	27,032,101
1.69%, 02/28/19[a]	7,000	7,018,690
1.79%, 11/16/18[a]	9,995	10,026,284
1.96%, 03/03/20 (Call 02/03/20)[a]	24,846	25,005,511
1.99%, 03/03/20[a]	9,798	9,868,742
2.19%, 11/15/19 (Call 10/15/19)[a]	2,525	2,553,229
2.43%, 06/24/20 (Call 05/24/20)[a]	10,404	10,590,544
4.95%, 03/03/19[a]	2,020	2,119,687

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	$10,000	$10,066,700
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	5,000	5,036,250
4.20%, 03/15/21 (Call 02/15/21)[a]	5,000	5,347,400
Ecopetrol SA
7.63%, 07/23/19	20,000	22,014,000
Encana Corp.
6.50%, 05/15/19	4,260	4,554,238
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	12,525	12,653,632
4.40%, 06/01/20	10,000	10,593,200
5.63%, 06/01/19	11,354	12,081,564
6.88%, 10/01/18[a]	3,065	3,222,847
EQT Corp.
8.13%, 06/01/19	500	548,420
Exxon Mobil Corp.
1.71%, 03/01/19	25,700	25,775,815
1.82%, 03/15/19 (Call 02/15/19)[a]	17,075	17,147,739
1.91%, 03/06/20 (Call 02/06/20)[a]	12,820	12,891,279
Hess Corp.
8.13%, 02/15/19	3,545	3,822,325
Husky Energy Inc.
7.25%, 12/15/19	9,453	10,488,860
Marathon Petroleum Corp.
2.70%, 12/14/18	4,261	4,299,605
3.40%, 12/15/20 (Call 11/15/20)[a]	6,557	6,785,446
Petroleos Mexicanos
3.13%, 01/23/19	350	354,519
5.50%, 02/04/19[a]	250	261,525
6.00%, 03/05/20	5,000	5,401,400
8.00%, 05/03/19	5,200	5,694,312
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	525	542,162
7.50%, 01/15/20	400	447,160

Security	Principal (000s)	Value
Shell International Finance BV
1.38%, 05/10/19[a]	$21,950	$21,878,443
1.38%, 09/12/19[a]	8,360	8,320,708
1.63%, 11/10/18	9,644	9,654,030
2.00%, 11/15/18	11,058	11,121,252
2.13%, 05/11/20[a]	24,257	24,506,605
4.30%, 09/22/19[a]	17,393	18,306,828
4.38%, 03/25/20	17,558	18,697,865
Statoil ASA
1.95%, 11/08/18[a]	7,330	7,360,493
2.25%, 11/08/19	8,970	9,065,351
2.90%, 11/08/20	10,000	10,275,200
5.25%, 04/15/19	14,731	15,550,780
Total Capital International SA
2.10%, 06/19/19[a]	12,000	12,102,600
2.13%, 01/10/19[a]	8,533	8,593,840
Total Capital SA
4.45%, 06/24/20[a]	12,984	13,938,973
Valero Energy Corp.
6.13%, 02/01/20[a]	12,200	13,326,304
9.38%, 03/15/19	7,851	8,701,420

		579,968,618
OIL & GAS SERVICES — 0.03%
Baker Hughes a GE Co. LLC
7.50%, 11/15/18	2,986	3,186,480

		3,186,480
PACKAGING & CONTAINERS — 0.03%
WestRock RKT Co.
4.45%, 03/01/19	2,895	2,997,715

		2,997,715
PHARMACEUTICALS — 4.01%
AbbVie Inc.
2.00%, 11/06/18[a]	3,870	3,883,584
2.50%, 05/14/20 (Call 04/14/20)	50,237	50,879,531
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[a]	45,176	46,084,941
AstraZeneca PLC
1.75%, 11/16/18	9,850	9,849,606
1.95%, 09/18/19	14,786	14,789,401
Bristol-Myers Squibb Co.
1.60%, 02/27/19	7,170	7,168,566

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.75%, 03/01/19[a]	$11,325	$11,357,390
Cardinal Health Inc.
1.95%, 06/14/19	15,250	15,272,875
2.40%, 11/15/19[a]	10,915	10,999,373
4.63%, 12/15/20[a]	2,610	2,802,722
Eli Lilly & Co.
1.95%, 03/15/19[a]	8,342	8,395,389
Express Scripts Holding Co.
2.25%, 06/15/19[a]	13,050	13,113,293
Express Scripts Inc.
7.25%, 06/15/19	500	544,470
Johnson & Johnson
1.13%, 03/01/19[a]	15,760	15,698,694
1.65%, 12/05/18[a]	4,095	4,107,776
1.88%, 12/05/19[a]	3,750	3,777,600
McKesson Corp.
2.28%, 03/15/19	14,575	14,663,762
7.50%, 02/15/19	5,500	5,931,035
Mead Johnson Nutrition Co.
4.90%, 11/01/19[a]	11,345	12,094,224
Medco Health Solutions Inc.
4.13%, 09/15/20	1,830	1,929,644
Merck & Co. Inc.
1.85%, 02/10/20	22,748	22,853,778
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	11,706	12,398,527
Mylan NV
2.50%, 06/07/19	10,110	10,141,240
3.00%, 12/15/18	4,175	4,215,122
3.75%, 12/15/20 (Call 11/15/20)	6,448	6,679,612
Novartis Capital Corp.
1.80%, 02/14/20[a]	15,050	15,126,002
4.40%, 04/24/20[a]	3,967	4,238,105
Novartis Securities Investment Ltd.
5.13%, 02/10/19[a]	26,988	28,324,176
Pfizer Inc.
1.45%, 06/03/19	35,825	35,774,128
1.70%, 12/15/19[a]	14,650	14,681,498
2.10%, 05/15/19[a]	2,350	2,373,782
Pharmacia LLC
6.50%, 12/01/18	2,370	2,505,374

Security	Principal (000s)	Value
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19[a]	$32,235	$32,141,518
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	8,292	8,105,181
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	17,617	17,220,441

		470,122,360
PIPELINES — 1.88%
Boardwalk Pipelines LP
5.75%, 09/15/19	4,048	4,292,944
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	500	531,275
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	5,100	5,242,800
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	3,800	3,779,176
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	14,684	15,501,165
5.20%, 03/15/20	6,050	6,463,820
9.88%, 03/01/19	1,845	2,053,393
Energy Transfer LP
9.00%, 04/15/19	4,409	4,874,502
9.70%, 03/15/19	4,426	4,914,807
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	6,325	6,318,359
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	12,987	13,123,234
5.20%, 09/01/20[a]	14,383	15,636,622
5.25%, 01/31/20	8,177	8,778,091
6.50%, 01/31/19	5,522	5,864,530
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	7,848	7,909,999

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.50%, 04/01/20	$3,580	$3,936,926
6.85%, 02/15/20	8,900	9,830,762
9.00%, 02/01/19	4,762	5,204,199
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	21,220	21,603,233
Magellan Midstream Partners LP
6.55%, 07/15/19	8,794	9,496,377
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	2,306	2,330,236
3.80%, 03/15/20 (Call 02/15/20)[a]	1,000	1,030,030
8.63%, 03/01/19	5,628	6,141,893
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	8,130	8,131,220
5.75%, 01/15/20	7,260	7,756,148
8.75%, 05/01/19	5,018	5,499,025
TransCanada PipeLines Ltd.
3.13%, 01/15/19	3,395	3,452,783
3.80%, 10/01/20[a]	8,750	9,204,388
Williams Partners LP
5.25%, 03/15/20	19,653	21,136,802

		220,038,739
REAL ESTATE INVESTMENT TRUSTS — 0.86%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	19,895	20,259,277
3.40%, 02/15/19	1,363	1,391,936
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)[a]	8,051	8,202,198
5.88%, 10/15/19 (Call 07/17/19)	1,859	1,993,629
DDR Corp.
7.88%, 09/01/20	2,220	2,599,487
Digital Realty Trust LP
5.88%, 02/01/20 (Call 11/03/19)	1,520	1,641,159
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	6,521	6,581,971

Security	Principal (000s)	Value
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	$11,089	$11,310,226
Kimco Realty Corp.
6.88%, 10/01/19	4,264	4,671,553
Realty Income Corp.
6.75%, 08/15/19[a]	9,658	10,511,767
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)[a]	3,750	3,774,938
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)[a]	1,600	1,646,128
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	7,862	7,959,174
4.13%, 06/01/21 (Call 05/01/21)[a]	2,500	2,623,750
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	6,450	6,498,375
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	6,773	6,972,329
Weyerhaeuser Co.
7.38%, 10/01/19	1,550	1,715,308

		100,353,205
RETAIL — 2.06%
AutoNation Inc.
5.50%, 02/01/20	1,900	2,040,277
AutoZone Inc.
4.00%, 11/15/20 (Call 08/15/20)[a]	4,500	4,724,820
Costco Wholesale Corp.
1.70%, 12/15/19	10,401	10,412,545
1.75%, 02/15/20	3,065	3,069,873
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	14,855	14,942,199
2.25%, 08/12/19 (Call 07/12/19)[a]	29,214	29,436,319
2.80%, 07/20/20 (Call 06/20/20)	41,740	42,625,305

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Home Depot Inc. (The)
1.80%, 06/05/20[a]	$10,000	$10,044,600
2.00%, 06/15/19 (Call 05/15/19)	8,950	9,019,541
2.25%, 09/10/18 (Call 08/10/18)[a]	4,621	4,655,103
Lowe’s Companies Inc.
1.15%, 04/15/19	2,875	2,856,657
McDonald’s Corp.
1.88%, 05/29/19[a]	2,500	2,506,550
2.10%, 12/07/18	12,600	12,683,160
2.20%, 05/26/20 (Call 04/26/20)	5,000	5,051,850
3.50%, 07/15/20	10,000	10,441,000
5.00%, 02/01/19[a]	4,195	4,384,069
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	3,860	3,883,199
Target Corp.
2.30%, 06/26/19[a]	18,002	18,216,944
3.88%, 07/15/20	14,023	14,816,421
Wal-Mart Stores Inc.
1.95%, 12/15/18	10,200	10,271,502
3.25%, 10/25/20[a]	5,000	5,229,150
3.63%, 07/08/20	250	263,655
4.13%, 02/01/19[a]	745	772,856
Walgreen Co.
5.25%, 01/15/19[a]	1,247	1,301,793
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	17,500	17,787,525

		241,436,913
SEMICONDUCTORS — 1.32%
Altera Corp.
2.50%, 11/15/18	13,050	13,201,902
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	40,635	40,899,940
Intel Corp.
1.85%, 05/11/20	11,350	11,389,725
2.45%, 07/29/20	14,671	14,967,941
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	400	407,908

Security	Principal (000s)	Value
QUALCOMM Inc.
1.85%, 05/20/19[a]	$14,725	$14,784,489
2.10%, 05/20/20[a]	29,015	29,244,509
2.25%, 05/20/20[a]	14,379	14,539,757
Texas Instruments Inc.
1.65%, 08/03/19	10,919	10,927,626
1.75%, 05/01/20 (Call 04/01/20)[a]	3,116	3,117,839
Xilinx Inc.
2.13%, 03/15/19	1,745	1,752,835

		155,234,471
SOFTWARE — 1.57%
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	1,370	1,403,524
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)[a]	1,725	1,761,760
5.38%, 12/01/19[a]	100	106,782
Fidelity National Information Services Inc.
2.85%, 10/15/18	9,344	9,455,474
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	8,240	8,370,274
Microsoft Corp.
1.10%, 08/08/19[a]	24,161	23,978,826
1.30%, 11/03/18[a]	11,244	11,237,479
1.63%, 12/06/18[a]	11,125	11,154,704
1.85%, 02/06/20[a]	16,370	16,469,039
1.85%, 02/12/20 (Call 01/12/20)[a]	10,900	10,958,424
4.20%, 06/01/19[a]	7,200	7,531,128
Oracle Corp.
2.25%, 10/08/19[a]	36,211	36,675,587
2.38%, 01/15/19	14,235	14,399,414
3.88%, 07/15/20	9,651	10,233,148
5.00%, 07/08/19	12,944	13,742,515
VMware Inc.
2.30%, 08/21/20	6,190	6,207,456

		183,685,534

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 3.34%
America Movil SAB de CV
5.00%, 10/16/19	$600	$638,718
5.00%, 03/30/20	30,000	32,304,300
AT&T Inc.
2.30%, 03/11/19[a]	15,195	15,290,881
2.38%, 11/27/18[a]	12,249	12,330,333
2.45%, 06/30/20 (Call 05/30/20)[a]	37,726	38,024,790
5.20%, 03/15/20[a]	9,585	10,292,277
5.80%, 02/15/19	29,125	30,717,555
5.88%, 10/01/19	9,770	10,533,232
British Telecommunications PLC
2.35%, 02/14/19[a]	10,950	11,022,489
Cisco Systems Inc.
1.40%, 09/20/19	11,100	11,048,496
1.60%, 02/28/19[a]	14,565	14,574,030
2.13%, 03/01/19[a]	18,727	18,876,816
2.45%, 06/15/20	19,857	20,257,119
4.45%, 01/15/20[a]	32,258	34,328,964
4.95%, 02/15/19	20,690	21,679,396
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,951	2,094,301
Juniper Networks Inc.
3.13%, 02/26/19	4,180	4,250,433
3.30%, 06/15/20 (Call 05/15/20)[a]	7,000	7,196,000
Orange SA
1.63%, 11/03/19[a]	22,775	22,647,688
5.38%, 07/08/19	18,330	19,480,024
Telefonica Emisiones SAU
5.13%, 04/27/20	24,193	26,048,361
5.88%, 07/15/19	1,850	1,981,757
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	2,000	2,161,100
Verizon Communications Inc.
1.38%, 08/15/19[a]	6,735	6,697,688
2.63%, 02/21/20[a]	10,800	11,013,948
Vodafone Group PLC
5.45%, 06/10/19	5,500	5,832,970

		391,323,666

Security	Principal (000s)	Value
TOYS, GAMES & HOBBIES — 0.07%
Mattel Inc.
2.35%, 05/06/19[a]	$7,700	$7,724,717

		7,724,717
TRANSPORTATION — 0.72%
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (Call 06/01/20)	3,000	3,132,570
4.70%, 10/01/19[a]	7,312	7,743,627
Canadian National Railway Co.
5.55%, 03/01/19[a]	650	686,400
FedEx Corp.
2.30%, 02/01/20	8,204	8,286,040
8.00%, 01/15/19	7,272	7,867,068
Norfolk Southern Railway Co.
9.75%, 06/15/20	9,200	11,071,096
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	250	251,750
2.45%, 09/03/19 (Call 08/03/19)	7,302	7,375,020
2.55%, 06/01/19 (Call 05/01/19)	7,620	7,701,305
2.65%, 03/02/20 (Call 02/02/20)	4,950	5,025,834
2.88%, 09/01/20 (Call 08/01/20)	4,136	4,226,082
Union Pacific Corp.
2.25%, 02/15/19	2,400	2,422,464
2.25%, 06/19/20 (Call 05/19/20)[a]	3,500	3,541,335
United Parcel Service Inc.
5.13%, 04/01/19	9,196	9,682,285
United Parcel Service of America Inc.
8.38%, 04/01/20	5,010	5,805,588

		84,818,464
TRUCKING & LEASING — 0.03%
GATX Corp.
2.50%, 03/15/19	4,000	4,029,840

		4,029,840

TOTAL CORPORATE BONDS & NOTES (Cost: $9,607,110,109)		9,625,230,588

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[e] — 16.51%

CANADA — 2.23%
Canada Government International Bond
1.63%, 02/27/19[a]	$22,475	$22,567,147
Export Development Canada
1.00%, 11/01/18[a]	5,370	5,346,587
1.00%, 09/13/19[a]	24,375	24,133,931
1.25%, 12/10/18[a]	4,150	4,141,700
1.25%, 02/04/19[a]	10,515	10,490,290
1.63%, 01/17/20[a]	19,460	19,517,796
1.63%, 06/01/20	5,000	5,008,100
1.75%, 08/19/19	5,200	5,226,104
Province of Alberta Canada
1.90%, 12/06/19[a]	21,920	21,991,459
Province of Manitoba Canada
1.75%, 05/30/19[a]	6,590	6,605,487
Province of Ontario Canada
1.25%, 06/17/19	25,700	25,530,894
1.63%, 01/18/19[a]	34,600	34,633,216
1.65%, 09/27/19	1,100	1,099,076
1.88%, 05/21/20	10,000	10,030,400
2.00%, 09/27/18[a]	5,730	5,759,452
2.00%, 01/30/19	27,090	27,255,249
4.00%, 10/07/19	10,000	10,467,400
4.40%, 04/14/20[a]	20,000	21,336,200
Province of Quebec Canada
3.50%, 07/29/20[a]	350	367,094

		261,507,582
COLOMBIA — 0.26%
Colombia Government International Bond
7.38%, 03/18/19[a]	16,750	18,140,585
11.75%, 02/25/20[a]	10,300	12,693,823

		30,834,408

GERMANY — 0.54%
FMS Wertmanagement AoeR
1.00%, 08/16/19	11,170	11,053,944
1.63%, 11/20/18	27,000	27,067,230
1.75%, 01/24/20	10,250	10,296,535
1.75%, 03/17/20[a]	15,000	15,063,450

		63,481,159

Security	Principal (000s)	Value
HUNGARY — 0.27%
Hungary Government International Bond
4.00%, 03/25/19	$13,644	$14,088,522
6.25%, 01/29/20	15,750	17,216,167

		31,304,689

ISRAEL — 0.13%
Israel Government International Bond
5.13%, 03/26/19	15,000	15,796,050

		15,796,050

JAPAN — 0.69%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	15,200	14,856,024
1.75%, 11/13/18	22,300	22,320,293
2.13%, 02/07/19	10,500	10,549,560
2.13%, 06/01/20	10,000	10,051,500
2.13%, 07/21/20	10,000	10,055,700
2.25%, 02/24/20	12,910	13,018,960

		80,852,037

MEXICO — 0.19%
Mexico Government International Bond
5.13%, 01/15/20	20,200	21,829,736

		21,829,736

PANAMA — 0.10%
Panama Government International Bond
5.20%, 01/30/20	10,350	11,209,464

		11,209,464

PERU — 0.04%
Peruvian Government International Bond
7.13%, 03/30/19	4,275	4,660,904

		4,660,904

PHILIPPINES — 0.19%
Philippine Government International Bond
6.50%, 01/20/20	10,000	11,090,000

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
8.38%, 06/17/19	$10,000	$11,175,900

		22,265,900

POLAND — 0.16%
Republic of Poland Government International Bond
6.38%, 07/15/19	16,700	18,140,208

		18,140,208

SOUTH KOREA — 0.38%
Export-Import Bank of Korea
1.50%, 10/21/19[a]	5,000	4,934,700
1.75%, 05/26/19	10,000	9,947,100
2.13%, 01/25/20	600	598,218
2.25%, 01/21/20[a]	10,000	10,000,100
2.88%, 09/17/18	8,240	8,322,400
5.13%, 06/29/20	350	376,086
Korea International Bond
7.13%, 04/16/19	10,000	10,827,100

		45,005,704

SUPRANATIONAL — 10.89%
African Development Bank
1.00%, 11/02/18	3,220	3,205,220
1.00%, 05/15/19[a]	16,842	16,709,453
1.13%, 03/04/19[a]	17,530	17,451,816
1.13%, 09/20/19[a]	9,250	9,176,925
1.38%, 12/17/18[a]	8,450	8,442,818
1.38%, 02/12/20	500	497,990
1.88%, 03/16/20[a]	28,250	28,481,650
Asian Development Bank
0.88%, 10/05/18[a]	1,500	1,492,140
1.38%, 01/15/19	52,000	51,976,600
1.38%, 03/23/20[a]	15,000	14,946,900
1.50%, 09/28/18	3,775	3,780,247
1.50%, 01/22/20	22,000	21,999,120
1.63%, 05/05/20[a]	25,850	25,907,646
1.75%, 09/11/18	4,420	4,437,061
1.75%, 03/21/19	9,225	9,269,188
1.75%, 01/10/20[a]	35,200	35,400,288
1.88%, 10/23/18	1,000	1,005,480
1.88%, 04/12/19[a]	7,200	7,248,384
Corp. Andina de Fomento
2.00%, 05/10/19	11,000	11,023,870

Security	Principal (000s)	Value
Council of Europe Development Bank
1.00%, 02/04/19	$40	$39,728
1.63%, 03/10/20	15,000	15,012,150
1.88%, 01/27/20	17,000	17,133,960
European Bank for Reconstruction & Development
0.88%, 07/22/19	40,200	39,739,308
1.00%, 09/17/18	4,250	4,233,170
1.50%, 03/16/20	10,000	9,985,400
1.63%, 11/15/18[a]	19,290	19,338,611
1.63%, 05/05/20	350	350,487
1.75%, 06/14/19	11,455	11,505,746
1.75%, 11/26/19	2,000	2,008,720
2.00%, 02/01/21	10,000	10,086,000
European Investment Bank
1.13%, 08/15/19[a]	22,600	22,439,540
1.25%, 05/15/19	30,350	30,241,651
1.25%, 12/16/19[a]	54,100	53,736,989
1.38%, 06/15/20[a]	55,750	55,424,420
1.63%, 12/18/18[a]	19,600	19,657,036
1.63%, 03/16/20[a]	35,250	35,310,277
1.75%, 06/17/19	15,470	15,545,958
1.75%, 05/15/20[a]	31,750	31,891,287
1.88%, 03/15/19	51,650	51,981,076
Inter-American Development Bank
1.00%, 05/13/19	32,950	32,723,633
1.13%, 09/12/19	1,400	1,390,088
1.38%, 07/15/20[a]	10,000	9,940,100
1.50%, 09/25/18	4,975	4,981,567
1.63%, 05/12/20	47,000	47,106,220
1.75%, 10/15/19	10,500	10,553,655
1.88%, 06/16/20[a]	35,000	35,295,750
3.88%, 02/14/20[a]	1,000	1,056,130
4.25%, 09/10/18	7,270	7,480,103
Series E
3.88%, 09/17/19	1,150	1,204,361
Series GDP
1.25%, 10/15/19[a]	25,000	24,871,500
International Bank for Reconstruction & Development
0.88%, 08/15/19	29,800	29,465,048
1.00%, 10/05/18	30,540	30,427,002

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal or Shares (000s)	Value
1.13%, 11/27/19[a]	$27,155	$26,919,023
1.25%, 07/26/19	30,200	30,083,730
1.38%, 03/30/20	44,300	44,145,393
1.88%, 03/15/19[a]	53,400	53,779,140
1.88%, 10/07/19[a]	26,400	26,606,448
1.88%, 04/21/20[a]	54,700	55,184,642
International Finance Corp.
1.25%, 11/27/18[a]	13,300	13,278,720
1.63%, 07/16/20	20,000	20,033,800
1.75%, 09/04/18	5,335	5,355,700
1.75%, 09/16/19	18,850	18,949,151
1.75%, 03/30/20	11,300	11,358,195
Nordic Investment Bank
0.88%, 09/27/18	3,535	3,516,936
1.13%, 02/25/19	13,885	13,827,100

		1,277,647,445

SWEDEN — 0.44%
Svensk Exportkredit AB
1.13%, 08/28/19	16,500	16,349,520
1.25%, 04/12/19	19,600	19,509,252
1.75%, 05/18/20	13,350	13,387,246
1.88%, 06/17/19	2,750	2,764,823

		52,010,841

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,937,239,724)		1,936,546,127

SHORT-TERM INVESTMENTS — 6.00%

MONEY MARKET FUNDS — 6.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,f,g]	616,213	616,397,651
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[c,f]	87,684	87,683,524

		704,081,175

TOTAL SHORT-TERM INVESTMENTS
(Cost: $703,932,479)		704,081,175

Value
TOTAL INVESTMENTS IN SECURITIES — 104.58%
(Cost: $12,248,282,312)[h]	$12,265,857,890
Other Assets, Less Liabilities — (4.58)%	(537,285,820)

NET ASSETS — 100.00%	$11,728,572,070

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $12,248,288,985. Net unrealized appreciation was $17,568,905, of which $32,177,543 represented gross unrealized appreciation on investments and $14,608,638 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Principal/ Shares held at 02/28/17 (000s)	Principal/ Shares purchased (000s)	Principal/ Shares sold (000s)	Principal/ Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	784,355	—	(168,142)[b]	616,213	$616,397,651	$61,378	$(100,948)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	51,884	35,800[b]	—	87,684	87,683,524	—	—		450,970
PNC Bank N.A.
1.45%, 07/29/19	$2,000	$750	$—	$2,750	2,733,170	—	5,668		22,412
1.60%, 06/01/18	18,900	—	(18,900)	—	—	26,943	(22,315)		88,621
1.80%, 11/05/18	21,600	300	—	21,900	21,942,048	—	1,461		192,302
1.85%, 07/10/18	12,250	—	(12,250)	—	—	4,944	7,102		80,885
1.95%, 03/04/19	9,150	750	—	9,900	9,931,779	—	2,193		93,166
2.00%, 05/19/20	—	18,095	—	18,095	18,165,751	—	43,178		70,392
2.20%, 01/28/19	10,350	250	—	10,600	10,665,720	—	5,448		98,825
2.25%, 07/02/19	10,500	1,000	—	11,500	11,591,310	—	32,070		84,326
2.30%, 06/01/20	—	7,040	—	7,040	7,110,611	—	10,847		10,520
2.40%, 10/18/19	12,500	750	—	13,250	13,403,700	—	56,801		112,386
4.25%, 07/01/18	500	—	(500)	—	—	(1,522)	—		803
6.88%, 04/01/18	250	—	(250)	—	—	(406)	512		774
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	—	5,025	—	5,025	5,403,131	—	1,171		7,742
6.70%, 06/10/19	2,000	—	—	2,000	2,166,401	—	10,091		15,289

					$807,194,796	$91,337	$53,279		$1,329,413

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$9,625,230,588	$—	$9,625,230,588
Foreign government obligations	—	1,936,546,127	—	1,936,546,127
Money market funds	704,081,175	—	—	704,081,175

Total	$704,081,175	$11,561,776,715	$—	$12,265,857,890

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 85.74%

ADVERTISING — 0.20%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$856	$900,615
4.00%, 03/15/22	595	627,207
4.20%, 04/15/24[a]	800	849,928
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	2,600	2,647,398
3.63%, 05/01/22	3,317	3,476,780
3.65%, 11/01/24 (Call 08/01/24)	705	729,471
4.45%, 08/15/20	1,215	1,294,740
6.25%, 07/15/19	1,000	1,078,200
WPP Finance 2010
3.63%, 09/07/22	1,970	2,055,340
3.75%, 09/19/24	550	565,961
4.75%, 11/21/21	250	271,933

		14,497,573
AEROSPACE & DEFENSE — 0.99%
Boeing Capital Corp.
4.70%, 10/27/19	265	281,809
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	425	424,082
1.88%, 06/15/23 (Call 04/15/23)	250	245,217
2.25%, 06/15/26 (Call 03/15/26)	1,615	1,563,288
2.50%, 03/01/25 (Call 12/01/24)[a]	535	530,089
2.60%, 10/30/25 (Call 07/30/25)[a]	645	644,929
2.80%, 03/01/27 (Call 12/01/26)	1,700	1,713,481
2.85%, 10/30/24 (Call 07/30/24)	3,310	3,385,633
4.88%, 02/15/20	1,436	1,544,217
6.00%, 03/15/19	600	638,814
7.95%, 08/15/24	200	264,848
8.75%, 08/15/21	420	523,412

Security	Principal (000s)	Value
Embraer Netherlands Finance BV
5.05%, 06/15/25	$2,230	$2,365,762
5.40%, 02/01/27[a]	50	53,417
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	300	293,871
2.13%, 08/15/26 (Call 05/15/26)	2,540	2,424,862
2.25%, 11/15/22 (Call 08/15/22)	510	512,637
3.88%, 07/15/21 (Call 04/15/21)[a]	587	627,656
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	25	25,355
3.83%, 04/27/25 (Call 01/27/25)[a]	620	650,337
4.40%, 12/15/20	200	212,760
5.55%, 10/01/21[a]	2,200	2,456,432
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)[a]	620	647,627
3.95%, 05/28/24 (Call 02/28/24)	534	563,375
4.75%, 07/15/20	742	795,350
4.95%, 02/15/21 (Call 11/15/20)	908	980,949
5.20%, 10/15/19	935	996,654
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	3,275	3,332,018
2.90%, 03/01/25 (Call 12/01/24)[a]	2,475	2,496,805
3.10%, 01/15/23 (Call 11/15/22)	1,385	1,435,539
3.35%, 09/15/21	3,080	3,225,869
3.55%, 01/15/26 (Call 10/15/25)	1,770	1,854,500
4.25%, 11/15/19	822	863,256
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	1,524	1,559,174
3.25%, 08/01/23	2,933	3,060,204
3.50%, 03/15/21	1,950	2,045,706

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	$3,188	$3,233,333
3.15%, 12/15/24 (Call 09/15/24)	570	592,743
4.40%, 02/15/20	1,100	1,170,774
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	2,615	2,661,913
3.10%, 11/15/21 (Call 08/15/21)	450	463,036
3.50%, 03/15/27 (Call 12/15/26)	2,135	2,184,297
3.70%, 12/15/23 (Call 09/15/23)	850	896,121
5.25%, 07/15/19	350	370,440
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	870	893,133
United Technologies Corp.
1.50%, 11/01/19	1,715	1,708,963
1.95%, 11/01/21 (Call 10/01/21)	715	707,564
2.30%, 05/04/22 (Call 04/04/22)[a]	1,850	1,850,684
2.65%, 11/01/26 (Call 08/01/26)[a]	670	652,781
3.10%, 06/01/22	4,005	4,132,039
3.13%, 05/04/27 (Call 02/04/27)[a]	1,750	1,757,297
4.50%, 04/15/20	3,378	3,595,645
8.75%, 03/01/21	100	121,155

		72,231,852
AGRICULTURE — 0.94%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	4,855	4,942,875
2.63%, 09/16/26 (Call 06/16/26)	1,260	1,228,374
2.85%, 08/09/22	5,079	5,185,151
2.95%, 05/02/23	850	867,467
4.00%, 01/31/24	760	815,374
4.75%, 05/05/21	2,825	3,085,380
9.25%, 08/06/19	893	1,016,788
9.70%, 11/10/18	550	600,793

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	$1,910	$1,855,928
4.48%, 03/01/21	692	750,176
BAT Capital Corp.
2.30%, 08/14/20[a,b]	1,885	1,894,859
2.76%, 08/15/22 (Call 07/15/22)[b]	1,670	1,682,107
3.22%, 08/15/24 (Call 06/15/24)[a,b]	4,500	4,553,235
3.56%, 08/15/27 (Call 05/15/27)[a,b]	3,200	3,247,552
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)[a]	960	935,299
3.50%, 11/24/20 (Call 10/24/20)[a]	715	736,100
8.50%, 06/15/19	205	227,644
Philip Morris International Inc.
1.38%, 02/25/19[a]	2,565	2,553,945
1.88%, 01/15/19[a]	2,800	2,808,904
1.88%, 02/25/21 (Call 01/25/21)	375	371,396
2.13%, 05/10/23 (Call 03/10/23)[a]	835	817,365
2.38%, 08/17/22 (Call 07/17/22)	1,000	1,000,230
2.63%, 02/18/22 (Call 01/18/22)[a]	1,480	1,498,012
2.63%, 03/06/23	365	367,373
2.90%, 11/15/21	1,705	1,748,154
3.13%, 08/17/27 (Call 05/17/27)	1,000	1,006,090
3.25%, 11/10/24	1,780	1,829,164
3.38%, 08/11/25 (Call 05/11/25)[a]	2,595	2,688,316
3.60%, 11/15/23[a]	1,147	1,211,553
4.13%, 05/17/21[a]	1,750	1,867,792
4.50%, 03/26/20	1,996	2,126,039
Reynolds American Inc.
3.25%, 06/12/20	1,728	1,779,477
4.00%, 06/12/22	820	869,421
4.45%, 06/12/25 (Call 03/12/25)	5,010	5,425,730

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.85%, 09/15/23	$1,000	$1,107,350
6.88%, 05/01/20	1,222	1,368,359
8.13%, 06/23/19	2,547	2,819,427

		68,889,199
AIRLINES — 0.13%
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 01/15/23	2,188	2,341,368
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 10/29/24	358	375,339
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	985	1,017,032
Delta Air Lines Inc. Pass Through Trust Series 2017-1, Class A
6.82%, 08/10/22	1,162	1,344,163
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	955	970,423
3.00%, 11/15/26 (Call 08/15/26)[a]	960	951,504
Southwest Airlines Co. Pass Through Trust Series 2017-1, Class A
6.15%, 08/01/22	378	418,102
U.S. Airways Pass Through Trust Series 2013-1
3.95%, 11/15/25[a]	415	432,282
United Airlines Pass Through Trust Series 2016-1, Class AA
3.10%, 07/07/28	1,980	1,983,901

		9,834,114
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[a]	874	878,020
2.38%, 11/01/26 (Call 08/01/26)	840	814,220
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	600	602,694

Security	Principal (000s)	Value
2.63%, 08/18/20 (Call 07/18/20)	$715	$728,471
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	580	608,884

		3,632,289
AUTO MANUFACTURERS — 2.29%
American Honda Finance Corp.
1.20%, 07/12/19	1,880	1,863,456
1.50%, 11/19/18	1,775	1,772,764
1.65%, 07/12/21[a]	2,200	2,167,088
1.70%, 02/22/19	500	500,150
1.70%, 09/09/21	2,200	2,173,886
2.13%, 10/10/18[a]	1,781	1,792,078
2.15%, 03/13/20	3,150	3,176,775
2.25%, 08/15/19	1,760	1,777,371
2.30%, 09/09/26[a]	1,345	1,289,384
2.45%, 09/24/20	760	772,312
2.90%, 02/16/24[a]	1,000	1,024,020
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	3,175	3,286,919
6.50%, 08/01/18[a]	545	567,301
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,300	1,294,228
2.02%, 05/03/19[a]	200	199,914
2.38%, 03/12/19	200	201,028
2.43%, 06/12/20	1,310	1,313,485
2.46%, 03/27/20[a]	2,560	2,570,368
2.55%, 10/05/18	2,000	2,013,660
2.60%, 11/04/19	3,600	3,632,616
2.88%, 10/01/18[a]	5,015	5,065,200
2.98%, 08/03/22 (Call 07/03/22)	2,000	1,998,320
3.10%, 05/04/23[a]	550	546,552
3.16%, 08/04/20	2,500	2,554,825
3.20%, 01/15/21	1,950	1,986,777
3.34%, 03/18/21[a]	4,160	4,261,504
3.34%, 03/28/22 (Call 02/28/22)	2,110	2,150,428
3.66%, 09/08/24	2,301	2,315,404
3.81%, 01/09/24 (Call 11/09/23)	1,970	2,011,961
4.13%, 08/04/25	2,850	2,928,147
4.25%, 09/20/22	4,200	4,441,668

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.38%, 08/06/23	$650	$687,063
4.39%, 01/08/26[a]	2,700	2,807,001
5.75%, 02/01/21[a]	750	824,730
5.88%, 08/02/21	1,850	2,069,095
8.13%, 01/15/20	4,792	5,420,662
General Motors Co.
3.50%, 10/02/18	2,345	2,383,481
4.00%, 04/01/25	800	809,136
4.88%, 10/02/23	550	593,093
General Motors Financial Co. Inc.
2.40%, 05/09/19	2,400	2,411,448
2.65%, 04/13/20	3,000	3,022,890
3.10%, 01/15/19	6,125	6,210,750
3.15%, 01/15/20 (Call 12/15/19)[a]	4,329	4,415,623
3.15%, 06/30/22 (Call 05/30/22)	3,000	3,016,650
3.20%, 07/13/20 (Call 06/13/20)	939	960,118
3.20%, 07/06/21 (Call 06/06/21)	750	761,963
3.45%, 01/14/22 (Call 12/14/21)[a]	600	613,374
3.45%, 04/10/22 (Call 02/10/22)	4,925	5,020,200
3.50%, 07/10/19	1,241	1,270,945
3.70%, 11/24/20 (Call 10/24/20)	1,960	2,035,029
3.70%, 05/09/23 (Call 03/09/23)	500	509,750
3.95%, 04/13/24 (Call 02/13/24)	2,150	2,197,536
4.00%, 01/15/25 (Call 10/15/24)	1,900	1,929,222
4.00%, 10/06/26 (Call 07/06/26)[a]	1,620	1,624,406
4.20%, 03/01/21 (Call 02/01/21)	1,051	1,105,431
4.25%, 05/15/23[a]	400	418,168
4.30%, 07/13/25 (Call 04/13/25)[a]	5,220	5,385,996
4.35%, 01/17/27 (Call 10/17/26)	2,060	2,115,950

Security	Principal (000s)	Value
4.38%, 09/25/21	$3,050	$3,232,268
5.25%, 03/01/26 (Call 12/01/25)	3,055	3,327,567
PACCAR Financial Corp.
1.20%, 08/12/19	750	742,110
1.30%, 05/10/19	395	392,970
1.65%, 02/25/19	515	515,700
1.65%, 08/11/21[a]	465	457,472
1.95%, 02/27/20	185	185,764
2.25%, 02/25/21[a]	410	413,137
2.30%, 08/10/22	1,000	1,005,030
2.50%, 08/14/20	850	863,252
Toyota Motor Credit Corp.
1.40%, 05/20/19	2,000	1,991,020
1.55%, 10/18/19[a]	5,400	5,382,558
1.70%, 02/19/19	3,225	3,230,031
1.95%, 04/17/20	2,300	2,308,648
2.10%, 01/17/19	725	730,162
2.13%, 07/18/19	59	59,496
2.15%, 03/12/20	3,603	3,635,679
2.25%, 10/18/23	2,502	2,484,811
2.60%, 01/11/22	1,000	1,019,410
2.63%, 01/10/23[a]	1,267	1,286,486
2.75%, 05/17/21	950	974,738
2.80%, 07/13/22	250	256,675
2.90%, 04/17/24[a]	3,850	3,947,867
3.20%, 01/11/27[a]	250	258,928
3.30%, 01/12/22	912	955,356
3.40%, 09/15/21	2,347	2,468,129
4.25%, 01/11/21[a]	1,000	1,072,510
4.50%, 06/17/20	346	370,580

		167,837,653
AUTO PARTS & EQUIPMENT — 0.12%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	395	402,580
4.63%, 09/15/20	440	470,048
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	70	71,858
4.25%, 01/15/26 (Call 10/15/25)	1,655	1,779,688

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)[a]	$1,487	$1,582,242
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	1,500	1,607,100
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	975	1,022,843
4.15%, 10/01/25 (Call 07/01/25)	1,570	1,691,581

		8,627,940
BANKS — 25.85%
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,251,075
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	600	602,106
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	2,500	2,490,775
2.05%, 09/23/19	1,250	1,254,513
2.25%, 06/13/19	4,570	4,609,302
2.30%, 06/01/21[a]	4,250	4,265,682
2.55%, 11/23/21	2,500	2,523,600
2.63%, 05/19/22[a]	1,000	1,010,400
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	2,200	2,250,116
Banco Santander SA
3.50%, 04/11/22	800	823,624
4.25%, 04/11/27[a]	3,000	3,127,050
Bancolombia SA
5.95%, 06/03/21	1,600	1,774,736
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	840	840,050
2.50%, 10/21/22 (Call 10/21/21)	2,180	2,167,988
2.60%, 01/15/19	5,050	5,100,550
2.63%, 10/19/20	3,400	3,447,668
2.63%, 04/19/21	6,540	6,609,455
2.65%, 04/01/19	4,198	4,248,502

Security	Principal (000s)	Value
3.30%, 01/11/23	$6,321	$6,499,126
3.50%, 04/19/26	8,085	8,248,398
3.88%, 08/01/25	5,415	5,687,104
4.00%, 04/01/24	2,800	2,974,860
4.00%, 01/22/25	3,400	3,523,114
4.10%, 07/24/23	5,310	5,680,160
4.13%, 01/22/24	3,175	3,400,965
4.20%, 08/26/24	7,530	7,926,153
4.25%, 10/22/26	1,000	1,049,700
4.45%, 03/03/26[a]	2,870	3,048,399
5.00%, 05/13/21[a]	2,660	2,906,742
5.49%, 03/15/19	3,300	3,458,004
5.63%, 07/01/20	5,705	6,246,290
5.70%, 01/24/22	8,890	10,057,968
5.88%, 01/05/21	4,045	4,510,863
6.22%, 09/15/26[a]	300	355,551
6.88%, 11/15/18	2,757	2,919,884
7.63%, 06/01/19	2,685	2,940,961
VRN, (3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[c]	1,890	1,895,254
VRN, (3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[c]	2,000	2,009,720
VRN, (3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[c]	2,250	2,268,248
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[a,c]	2,000	2,039,660
VRN, (3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[c]	2,000	2,043,920
VRN, (3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[c]	4,250	4,378,307

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series L
2.25%, 04/21/20	$5,535	$5,561,236
3.95%, 04/21/25	4,485	4,625,022
Bank of Montreal
1.35%, 08/28/18	1,200	1,197,576
1.50%, 07/18/19[a]	3,560	3,541,488
1.90%, 08/27/21	4,650	4,617,775
2.10%, 06/15/20	3,000	3,014,010
2.38%, 01/25/19 (Call 12/25/18)	1,970	1,987,119
2.55%, 11/06/22 (Call 10/06/22)	285	288,278
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	1,145	1,143,546
2.10%, 08/01/18 (Call 07/02/18)[a]	975	979,553
2.10%, 01/15/19 (Call 12/15/18)	600	603,084
2.20%, 03/04/19 (Call 02/02/19)	570	573,848
2.20%, 05/15/19 (Call 04/15/19)	695	700,080
2.20%, 08/16/23 (Call 06/16/23)	3,000	2,959,560
2.30%, 09/11/19 (Call 08/11/19)	1,245	1,256,616
2.45%, 11/27/20 (Call 10/27/20)	968	982,007
2.45%, 08/17/26 (Call 05/17/26)[a]	1,550	1,497,068
2.50%, 04/15/21 (Call 03/15/21)	905	916,982
2.60%, 08/17/20 (Call 07/17/20)	1,284	1,309,269
2.60%, 02/07/22 (Call 01/07/22)	1,350	1,372,802
2.80%, 05/04/26 (Call 02/04/26)	1,025	1,019,178
3.00%, 02/24/25 (Call 01/24/25)	865	877,603
3.25%, 09/11/24 (Call 08/11/24)	585	604,007

Security	Principal (000s)	Value
3.25%, 05/16/27 (Call 02/16/27)[a]	$2,350	$2,410,090
3.40%, 05/15/24 (Call 04/15/24)	4,963	5,176,558
3.55%, 09/23/21 (Call 08/23/21)	775	814,634
3.65%, 02/04/24 (Call 01/05/24)	1,225	1,298,010
3.95%, 11/18/25 (Call 10/18/25)	720	777,002
4.15%, 02/01/21	650	692,861
4.60%, 01/15/20	1,556	1,653,530
5.45%, 05/15/19	900	954,189
VRN, (3 mo. LIBOR US + 0.634%)
2.66%, 05/16/23 (Call 05/16/22)[a,c]	3,250	3,282,175
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,836	1,852,047
Bank of Nova Scotia (The)
1.65%, 06/14/19	5,048	5,048,050
2.05%, 10/30/18[a]	1,275	1,280,623
2.05%, 06/05/19	625	628,144
2.35%, 10/21/20	1,890	1,908,239
2.45%, 03/22/21	2,150	2,176,703
2.70%, 03/07/22[a]	3,750	3,808,275
2.80%, 07/21/21[a]	670	685,122
4.38%, 01/13/21	1,134	1,216,975
4.50%, 12/16/25[a]	2,775	2,955,125
Bank One Corp.
7.63%, 10/15/26	700	908,327
8.00%, 04/29/27	2,140	2,875,668
Barclays Bank PLC
5.14%, 10/14/20	2,076	2,229,313
6.75%, 05/22/19	1,244	1,344,005
Barclays PLC
2.75%, 11/08/19	4,000	4,051,480
2.88%, 06/08/20	4,900	4,967,228
3.20%, 08/10/21	3,035	3,099,160
3.25%, 01/12/21	4,000	4,089,560
3.65%, 03/16/25[a]	3,990	4,017,012
3.68%, 01/10/23 (Call 01/10/22)[a]	1,430	1,470,297

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.38%, 01/12/26	$8,075	$8,495,465
5.20%, 05/12/26	4,200	4,481,358
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	1,380	1,381,532
2.25%, 02/01/19 (Call 01/02/19)	2,258	2,275,025
2.45%, 01/15/20 (Call 12/15/19)	1,432	1,453,523
2.63%, 06/29/20 (Call 05/29/20)	5,920	6,041,656
2.75%, 04/01/22 (Call 03/01/22)[a]	1,000	1,025,590
3.95%, 03/22/22 (Call 02/22/22)	1,225	1,303,927
5.25%, 11/01/19	1,100	1,175,075
BNP Paribas SA
2.38%, 05/21/20	7,930	8,029,918
2.40%, 12/12/18	3,100	3,127,931
2.45%, 03/17/19	1,015	1,025,729
4.25%, 10/15/24[a]	1,750	1,843,923
5.00%, 01/15/21	4,090	4,469,307
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	1,113	1,156,307
BPCE SA
2.25%, 01/27/20[a]	2,500	2,511,775
2.50%, 12/10/18[a]	3,295	3,326,138
2.50%, 07/15/19[a]	5,910	5,975,778
2.75%, 12/02/21	1,250	1,271,038
3.38%, 12/02/26[a]	1,500	1,539,150
4.00%, 04/15/24	2,725	2,918,448
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	2,630	2,618,928
2.30%, 10/15/18 (Call 09/15/18)	2,750	2,770,460
2.63%, 01/15/22 (Call 12/15/21)	2,500	2,546,675
3.63%, 09/16/25 (Call 08/16/25)	1,500	1,579,500

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	$2,025	$2,016,657
2.55%, 06/16/22[a]	3,000	3,028,350
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	3,344	3,366,706
3.05%, 03/09/22 (Call 02/09/22)[a]	1,300	1,320,722
3.20%, 02/05/25 (Call 01/05/25)	1,245	1,245,050
3.50%, 06/15/23	2,235	2,308,442
3.75%, 04/24/24 (Call 03/24/24)	2,105	2,186,337
3.75%, 07/28/26 (Call 06/28/26)[a]	2,815	2,803,149
3.75%, 03/09/27 (Call 02/09/27)[a]	2,800	2,840,852
4.20%, 10/29/25 (Call 09/29/25)	2,740	2,825,570
4.75%, 07/15/21[a]	2,730	2,964,862
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	3,250	3,219,742
2.35%, 01/31/20 (Call 12/31/19)	1,000	1,004,080
2.40%, 09/05/19 (Call 08/05/19)	2,750	2,764,795
2.65%, 08/08/22 (Call 07/08/22)	1,500	1,497,270
2.95%, 07/23/21 (Call 06/23/21)	2,750	2,797,520
Citibank N.A.
2.00%, 03/20/19 (Call 02/20/19)	1,500	1,507,260
2.10%, 06/12/20 (Call 05/12/20)	5,215	5,241,284
Citigroup Inc.
2.05%, 12/07/18	2,280	2,287,319
2.05%, 06/07/19	4,200	4,207,938
2.35%, 08/02/21	1,800	1,797,570
2.40%, 02/18/20	7,422	7,486,126
2.50%, 09/26/18	1,129	1,136,982

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 07/29/19	$2,550	$2,578,637
2.55%, 04/08/19[a]	3,500	3,536,715
2.65%, 10/26/20[a]	5,875	5,957,485
2.70%, 03/30/21	5,850	5,927,571
2.75%, 04/25/22 (Call 03/25/22)	2,500	2,518,825
2.90%, 12/08/21 (Call 11/08/21)	3,850	3,914,295
3.20%, 10/21/26 (Call 07/21/26)	7,215	7,137,872
3.30%, 04/27/25	5,080	5,164,328
3.38%, 03/01/23[a]	1,540	1,587,509
3.40%, 05/01/26[a]	6,325	6,364,911
3.50%, 05/15/23[a]	2,956	3,032,176
3.70%, 01/12/26	3,250	3,350,490
3.88%, 10/25/23	1,375	1,447,435
3.88%, 03/26/25[a]	1,900	1,948,868
4.00%, 08/05/24[a]	950	990,594
4.05%, 07/30/22	2,020	2,128,454
4.30%, 11/20/26	2,115	2,214,384
4.40%, 06/10/25	3,250	3,435,672
4.50%, 01/14/22	1,535	1,657,554
4.60%, 03/09/26	3,150	3,365,932
5.50%, 09/13/25	2,450	2,767,692
6.13%, 11/21/17	769	776,175
VRN, (3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[c]	3,000	3,014,190
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[a,c]	5,400	5,580,360
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	1,510	1,515,013
2.25%, 03/02/20 (Call 02/03/20)	785	788,116
2.45%, 12/04/19 (Call 11/04/19)	750	757,440
2.50%, 03/14/19 (Call 02/14/19)	1,020	1,029,119
2.55%, 05/13/21 (Call 04/13/21)	695	700,435

Security	Principal (000s)	Value
2.65%, 05/26/22 (Call 04/26/22)	$775	$780,433
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	1,445	1,442,529
4.30%, 12/03/25 (Call 11/03/25)[a]	500	529,550
Comerica Bank
2.50%, 06/02/20	500	504,415
4.00%, 07/27/25[a]	1,000	1,044,640
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	2,500	2,518,750
2.30%, 09/06/19[a]	3,500	3,530,940
2.40%, 11/02/20[a]	3,315	3,344,139
2.50%, 09/20/18	2,565	2,586,956
2.55%, 03/15/21	2,395	2,423,333
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	252,665
2.88%, 06/29/22 (Call 05/29/22)	2,000	2,008,140
3.88%, 04/10/25 (Call 03/10/25)[a]	1,250	1,261,500
Cooperatieve Rabobank UA
3.75%, 07/21/26[a]	2,500	2,550,550
3.88%, 02/08/22	486	518,567
3.95%, 11/09/22	7,650	8,058,663
4.38%, 08/04/25	2,295	2,440,710
4.50%, 01/11/21[a]	1,010	1,089,002
4.63%, 12/01/23	2,050	2,228,494
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	1,500	1,488,420
2.25%, 01/14/19[a]	6,040	6,088,924
2.25%, 01/14/20	1,250	1,262,138
2.50%, 01/19/21	8,680	8,803,256
2.75%, 01/10/22	1,750	1,786,645
3.38%, 05/21/25	2,750	2,859,780
Credit Suisse AG/New York NY
2.30%, 05/28/19	4,500	4,538,700
3.00%, 10/29/21	4,330	4,443,013
3.63%, 09/09/24	6,891	7,220,252
4.38%, 08/05/20[a]	2,620	2,789,357

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.30%, 08/13/19[a]	$1,058	$1,125,765
5.40%, 01/14/20	1,067	1,144,165
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	4,255	4,313,847
3.13%, 12/10/20	2,625	2,686,320
3.45%, 04/16/21[a]	3,730	3,850,255
3.75%, 03/26/25[a]	5,575	5,704,228
3.80%, 09/15/22	4,295	4,488,876
3.80%, 06/09/23	1,500	1,564,365
4.55%, 04/17/26[a]	3,000	3,224,310
Deutsche Bank AG
2.85%, 05/10/19	1,841	1,860,828
2.95%, 08/20/20	930	942,164
3.13%, 01/13/21	2,477	2,513,635
3.38%, 05/12/21[a]	3,550	3,633,105
4.10%, 01/13/26	1,945	2,016,090
4.25%, 10/14/21	500	527,355
Deutsche Bank AG/London
2.50%, 02/13/19	5,875	5,906,725
3.70%, 05/30/24[a]	4,255	4,351,546
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	1,000	1,007,970
3.10%, 06/04/20 (Call 05/04/20)	1,210	1,239,427
3.20%, 08/09/21 (Call 07/09/21)	1,750	1,794,713
3.45%, 07/27/26 (Call 04/27/26)	320	316,982
4.20%, 08/08/23[a]	5,000	5,335,100
7.00%, 04/15/20	1,250	1,383,700
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	1,050	1,057,403
2.60%, 06/15/22 (Call 05/15/22)	3,000	3,014,430
2.88%, 07/27/20 (Call 06/27/20)	1,600	1,636,080
3.50%, 03/15/22 (Call 02/15/22)	990	1,034,520
4.30%, 01/16/24 (Call 12/16/23)	1,875	2,007,788

Security	Principal (000s)	Value
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	$3,665	$3,647,811
2.15%, 08/20/18 (Call 07/20/18)	1,130	1,135,413
2.25%, 06/14/21 (Call 05/14/21)	1,750	1,756,878
2.38%, 04/25/19 (Call 03/25/19)	2,150	2,172,489
2.88%, 10/01/21 (Call 09/01/21)	1,000	1,023,870
3.85%, 03/15/26 (Call 02/15/26)	2,100	2,191,581
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	2,320	2,330,718
2.50%, 06/06/22 (Call 05/06/22)	1,000	1,001,680
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	1,012,610
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	1,465	1,465,952
2.00%, 04/25/19 (Call 03/25/19)	825	826,221
2.30%, 12/13/19 (Call 11/13/19)	5,350	5,385,256
2.35%, 11/15/21 (Call 11/15/20)	2,580	2,563,952
2.55%, 10/23/19	7,600	7,690,668
2.60%, 04/23/20 (Call 03/23/20)	1,936	1,960,045
2.60%, 12/27/20 (Call 12/27/19)	2,100	2,120,895
2.63%, 01/31/19	6,850	6,921,582
2.63%, 04/25/21 (Call 03/25/21)	3,744	3,773,915
2.75%, 09/15/20 (Call 08/15/20)	2,742	2,788,038
2.88%, 02/25/21 (Call 01/25/21)	3,345	3,404,140
3.00%, 04/26/22 (Call 04/26/21)	7,125	7,238,430

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.50%, 01/23/25 (Call 10/23/24)	$6,650	$6,776,084
3.50%, 11/16/26 (Call 11/16/25)	5,430	5,462,526
3.63%, 01/22/23[a]	5,305	5,514,176
3.75%, 05/22/25 (Call 02/22/25)	7,730	7,970,094
3.75%, 02/25/26 (Call 11/25/25)[a]	3,880	4,002,492
3.85%, 07/08/24 (Call 04/08/24)	5,799	6,079,382
3.85%, 01/26/27 (Call 01/26/26)	4,750	4,890,885
4.00%, 03/03/24	5,225	5,532,387
4.25%, 10/21/25	4,690	4,910,195
5.25%, 07/27/21	1,825	2,010,475
5.38%, 03/15/20	3,046	3,288,827
5.75%, 01/24/22	5,495	6,201,602
6.00%, 06/15/20	2,747	3,029,501
7.50%, 02/15/19	810	874,176
VRN, (3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[c]	4,500	4,515,750
VRN, (3 mo. LIBOR US + 1.053%)
2.91%, 06/05/23 (Call 06/05/22)[c]	2,000	2,007,220
HSBC Bank PLC
7.65%, 05/01/25	800	1,004,488
HSBC Bank USA N.A.
4.88%, 08/24/20	4,350	4,692,997
HSBC Holdings PLC
2.65%, 01/05/22	4,425	4,451,329
2.95%, 05/25/21	1,700	1,735,938
3.40%, 03/08/21	4,940	5,118,581
3.60%, 05/25/23	750	783,923
3.90%, 05/25/26	4,750	4,981,942
4.00%, 03/30/22	1,406	1,494,719
4.25%, 03/14/24	3,985	4,190,905
4.25%, 08/18/25	900	939,555
4.30%, 03/08/26	7,755	8,356,866
4.38%, 11/23/26	2,765	2,907,093

Security	Principal (000s)	Value
4.88%, 01/14/22	$1,950	$2,142,329
5.10%, 04/05/21[a]	6,458	7,073,706
VRN, (3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[a,c]	7,430	7,617,385
VRN, (3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[c]	1,190	1,250,166
HSBC USA Inc.
2.25%, 06/23/19	2,000	2,014,000
2.35%, 03/05/20	2,500	2,523,775
2.38%, 11/13/19	1,730	1,747,075
2.63%, 09/24/18	1,000	1,010,180
2.75%, 08/07/20	1,650	1,684,601
3.50%, 06/23/24	2,500	2,598,825
5.00%, 09/27/20[a]	3,150	3,396,834
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,410	1,399,622
3.15%, 03/14/21 (Call 02/14/21)	1,035	1,065,294
7.00%, 12/15/20[a]	235	268,591
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	4,310	4,330,300
2.38%, 03/10/20 (Call 02/10/20)	715	721,385
2.40%, 04/01/20 (Call 03/01/20)[a]	2,500	2,521,650
2.50%, 08/07/22 (Call 07/07/22)	1,500	1,500,015
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/21[a]	2,000	1,986,200
3.23%, 11/13/19	3,500	3,564,540
ING Groep NV
3.15%, 03/29/22	1,015	1,039,421
3.95%, 03/29/27[a]	4,525	4,748,263
Intesa Sanpaolo SpA
3.88%, 01/15/19	1,750	1,788,395
5.25%, 01/12/24[a]	2,925	3,244,381

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	$3,875	$3,880,464
2.20%, 10/22/19	560	565,566
2.25%, 01/23/20 (Call 12/23/19)	11,155	11,249,817
2.30%, 08/15/21 (Call 08/15/20)	2,750	2,756,655
2.35%, 01/28/19	4,500	4,542,390
2.40%, 06/07/21 (Call 05/07/21)[a]	3,845	3,876,221
2.55%, 10/29/20 (Call 09/29/20)	7,245	7,349,980
2.55%, 03/01/21 (Call 02/01/21)[a]	6,247	6,326,712
2.70%, 05/18/23 (Call 03/18/23)	2,100	2,106,111
2.75%, 06/23/20 (Call 05/23/20)	5,536	5,649,156
2.95%, 10/01/26 (Call 07/01/26)	4,100	4,035,876
2.97%, 01/15/23 (Call 01/15/22)	1,940	1,974,144
3.13%, 01/23/25 (Call 10/23/24)	6,850	6,922,336
3.20%, 01/25/23	924	950,796
3.20%, 06/15/26 (Call 03/15/26)	4,500	4,501,710
3.25%, 09/23/22	3,749	3,879,278
3.30%, 04/01/26 (Call 01/01/26)	4,175	4,212,199
3.38%, 05/01/23[a]	6,550	6,721,675
3.63%, 05/13/24	1,080	1,132,423
3.88%, 02/01/24	6,150	6,540,648
3.88%, 09/10/24	4,050	4,238,244
3.90%, 07/15/25 (Call 04/15/25)	5,225	5,539,388
4.13%, 12/15/26	4,065	4,270,770
4.25%, 10/15/20	2,465	2,625,225
4.35%, 08/15/21	3,390	3,654,488
4.40%, 07/22/20	5,550	5,920,462
4.50%, 01/24/22	7,250	7,879,807
4.63%, 05/10/21	2,300	2,494,120
4.95%, 03/25/20	3,650	3,916,997
6.30%, 04/23/19	2,850	3,054,687

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[c]	$2,000	$2,015,900
VRN, (3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[c]	1,000	1,017,470
VRN, (3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[c]	2,000	2,036,760
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	2,000	1,996,800
1.65%, 09/23/19 (Call 08/23/19)	1,180	1,178,619
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	1,325	1,318,640
2.25%, 03/16/20	1,405	1,416,057
2.40%, 06/09/22[a]	2,000	2,010,160
2.50%, 12/15/19	625	633,281
2.50%, 11/22/21[a]	3,230	3,264,173
3.18%, 05/22/22	2,100	2,146,809
3.30%, 06/01/25	1,000	1,031,790
3.40%, 05/20/26	1,000	1,012,840
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	2,710	2,729,187
2.90%, 09/15/20	435	445,357
5.10%, 03/24/21	334	366,735
KfW
1.00%, 09/07/18[a]	3,505	3,491,436
1.00%, 07/15/19[a]	12,620	12,507,682
1.13%, 11/16/18	5,350	5,332,505
1.25%, 09/13/18	2,000	1,997,180
1.25%, 09/30/19	5,750	5,718,950
1.50%, 02/06/19	27,600	27,622,080
1.50%, 04/20/20	11,875	11,856,000
1.50%, 06/15/21[a]	3,625	3,592,302
1.63%, 05/29/20	5,000	5,006,650
1.75%, 10/15/19	3,100	3,114,725
1.75%, 03/31/20[a]	4,850	4,875,171
1.88%, 04/01/19	5,360	5,395,108

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.88%, 06/30/20	$9,130	$9,201,397
1.88%, 11/30/20	1,000	1,006,260
2.00%, 11/30/21	2,500	2,519,650
2.00%, 05/02/25[a]	10,785	10,663,022
2.13%, 03/07/22[a]	13,050	13,207,644
2.13%, 06/15/22	6,100	6,167,161
2.13%, 01/17/23	10,150	10,238,609
2.38%, 08/25/21[a]	3,050	3,120,150
2.50%, 11/20/24	11,030	11,290,418
2.63%, 01/25/22	5,600	5,788,440
2.75%, 09/08/20	1,850	1,910,088
2.75%, 10/01/20	7,070	7,302,179
4.00%, 01/27/20	5,818	6,153,175
4.88%, 06/17/19	3,190	3,378,720
Korea Development Bank (The)
1.38%, 09/12/19	2,000	1,970,140
2.25%, 05/18/20	1,000	997,020
2.50%, 03/11/20	1,700	1,706,290
2.50%, 01/13/21[a]	2,500	2,504,675
3.00%, 03/17/19	250	253,518
3.00%, 09/14/22	3,000	3,062,850
3.75%, 01/22/24	2,000	2,105,440
4.63%, 11/16/21	3,250	3,522,090
Landwirtschaftliche Rentenbank
1.38%, 10/23/19[a]	2,000	1,993,140
1.75%, 04/15/19	2,865	2,878,408
1.75%, 07/27/26	2,600	2,486,120
2.00%, 01/13/25	7,070	6,990,109
2.25%, 10/01/21	800	813,528
Lloyds Bank PLC
2.05%, 01/22/19	1,000	1,003,610
6.38%, 01/21/21	2,717	3,077,111
Lloyds Banking Group PLC
3.00%, 01/11/22	5,850	5,916,865
3.10%, 07/06/21	1,480	1,510,044
3.75%, 01/11/27	3,315	3,380,968
4.50%, 11/04/24	1,860	1,959,677
4.58%, 12/10/25	2,750	2,902,103
4.65%, 03/24/26[a]	2,555	2,709,450
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	505	505,874
2.25%, 07/25/19 (Call 06/25/19)	2,160	2,175,530

Security	Principal (000s)	Value
2.50%, 05/18/22 (Call 04/18/22)	$1,500	$1,512,585
2.90%, 02/06/25 (Call 01/06/25)	1,500	1,506,375
3.40%, 08/17/27	1,600	1,625,184
6.63%, 12/04/17	1,000	1,011,970
Mellon Funding Corp.
5.50%, 11/15/18	890	928,430
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23[a]	1,580	1,567,755
2.67%, 07/25/22	1,500	1,508,160
2.76%, 09/13/26[a]	1,300	1,269,138
2.95%, 03/01/21	8,625	8,811,904
3.00%, 02/22/22	1,762	1,802,174
3.29%, 07/25/27	1,000	1,009,140
3.85%, 03/01/26	6,850	7,235,107
Mizuho Financial Group Inc.
2.27%, 09/13/21	3,250	3,223,512
2.84%, 09/13/26[a]	1,730	1,695,141
2.95%, 02/28/22	1,395	1,414,921
3.66%, 02/28/27	1,815	1,898,163
Morgan Stanley
2.38%, 07/23/19	4,663	4,695,734
2.45%, 02/01/19	6,390	6,440,353
2.50%, 01/24/19[a]	4,455	4,496,120
2.50%, 04/21/21[a]	12,209	12,282,498
2.63%, 11/17/21	4,100	4,134,481
2.65%, 01/27/20	5,228	5,307,100
2.75%, 05/19/22	3,150	3,175,263
2.80%, 06/16/20	3,455	3,518,399
3.13%, 07/27/26	7,435	7,341,914
3.63%, 01/20/27[a]	5,450	5,576,494
3.70%, 10/23/24	4,080	4,247,239
3.75%, 02/25/23	5,850	6,132,906
3.88%, 01/27/26	6,691	6,992,162
3.95%, 04/23/27	1,550	1,580,845
4.00%, 07/23/25	3,110	3,278,313
4.10%, 05/22/23[a]	2,550	2,678,826
4.35%, 09/08/26	2,950	3,098,975
4.88%, 11/01/22	5,210	5,683,068
5.00%, 11/24/25	5,350	5,888,424
5.50%, 01/26/20	5,350	5,772,596

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.50%, 07/24/20	$4,300	$4,699,814
5.50%, 07/28/21	5,532	6,153,963
5.63%, 09/23/19	2,783	2,983,070
5.75%, 01/25/21	2,230	2,476,281
7.30%, 05/13/19	2,280	2,480,936
FRN, (3 mo. LIBOR US + 0.930%)
2.24%, 07/22/22 (Call 07/22/21)[d]	2,500	2,503,475
Series F
3.88%, 04/29/24	4,770	5,018,374
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	200,800
3.00%, 02/10/25 (Call 01/10/25)	669	666,190
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)[a]	3,750	3,765,675
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,500	1,478,925
2.00%, 01/14/19	2,000	2,007,980
2.25%, 01/10/20	1,000	1,006,870
2.50%, 05/22/22	4,250	4,262,835
2.50%, 07/12/26	3,000	2,894,580
2.63%, 07/23/20[a]	1,250	1,272,813
2.63%, 01/14/21	2,250	2,282,153
3.00%, 01/20/23	2,600	2,659,644
3.38%, 01/14/26	1,360	1,402,459
National Bank of Canada
2.10%, 12/14/18	1,500	1,505,250
2.15%, 06/12/20 (Call 05/12/20)	1,500	1,504,110
National City Corp.
6.88%, 05/15/19	660	713,044
Northern Trust Corp.
2.38%, 08/02/22[a]	25	25,197
3.38%, 08/23/21	695	726,928
3.45%, 11/04/20	807	843,242
Oesterreichische Kontrollbank AG
1.38%, 02/10/20[a]	3,100	3,084,345
1.50%, 10/21/20[a]	4,550	4,521,608

Security	Principal (000s)	Value
1.63%, 03/12/19	$1,180	$1,181,971
1.75%, 01/24/20	3,855	3,870,497
2.38%, 10/01/21[a]	1,400	1,428,952
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[e]	1,750	1,739,290
1.50%, 02/23/18 (Call 01/24/18)[e]	—	—
1.60%, 06/01/18 (Call 05/02/18)[e]	—	—
1.80%, 11/05/18 (Call 10/06/18)[e]	1,000	1,001,920
1.95%, 03/04/19 (Call 02/02/19)[e]	2,000	2,006,420
2.20%, 01/28/19 (Call 12/29/18)[e]	1,500	1,509,300
2.25%, 07/02/19 (Call 06/02/19)[a,e]	4,600	4,636,524
2.30%, 06/01/20 (Call 05/02/20)[e]	4,400	4,444,132
2.40%, 10/18/19 (Call 09/18/19)[e]	800	809,280
2.45%, 11/05/20 (Call 10/06/20)[e]	1,250	1,267,450
2.70%, 11/01/22 (Call 10/01/22)[e]	1,500	1,513,755
2.95%, 01/30/23 (Call 12/30/22)[a,e]	3,000	3,059,520
2.95%, 02/23/25 (Call 01/24/25)[e]	300	303,525
3.30%, 10/30/24 (Call 09/30/24)[e]	272	281,743
3.80%, 07/25/23 (Call 06/25/23)[e]	1,500	1,595,385
4.25%, 07/01/18[e]	220	224,162
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[e,f]	5,595	5,703,935
3.15%, 05/19/27 (Call 04/19/27)[e]	2,000	2,019,840
3.30%, 03/08/22 (Call 02/06/22)[e]	1,937	2,024,901
3.90%, 04/29/24 (Call 03/29/24)[e]	1,000	1,062,350

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.38%, 08/11/20[e]	$4,592	$4,903,384
5.13%, 02/08/20[e]	1,391	1,495,673
RBC USA Holdco Corp.
5.25%, 09/15/20	1,650	1,795,118
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	1,460	1,464,395
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	1,500	1,509,810
3.20%, 02/08/21 (Call 01/08/21)	2,900	2,978,880
Royal Bank of Canada
1.50%, 07/29/19[a]	1,450	1,443,185
1.63%, 04/15/19	2,400	2,395,488
2.00%, 12/10/18	2,625	2,637,206
2.13%, 03/02/20	1,900	1,912,559
2.15%, 03/15/19[a]	1,145	1,153,393
2.15%, 03/06/20	772	777,033
2.35%, 10/30/20	3,850	3,887,730
2.50%, 01/19/21	1,900	1,929,070
2.75%, 02/01/22[a]	5,950	6,098,274
4.65%, 01/27/26	3,000	3,251,700
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	4,250	4,349,237
4.80%, 04/05/26[a]	3,515	3,772,087
6.40%, 10/21/19	200	216,840
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	1,590	1,598,220
2.70%, 05/24/19 (Call 04/24/19)	3,391	3,420,230
3.70%, 03/28/22 (Call 02/28/22)[b]	4,125	4,209,232
4.40%, 07/13/27 (Call 04/13/27)[b]	985	1,011,585
4.50%, 07/17/25 (Call 04/17/25)	1,050	1,100,453
Santander Issuances SAU
5.18%, 11/19/25[a]	3,400	3,661,970
Santander UK Group Holdings PLC
2.88%, 10/16/20	3,423	3,481,465
2.88%, 08/05/21[a]	2,600	2,621,190

Security	Principal (000s)	Value
3.13%, 01/08/21	$3,648	$3,730,445
3.57%, 01/10/23 (Call 01/10/22)	1,925	1,974,280
Santander UK PLC
2.00%, 08/24/18	3,173	3,186,263
2.38%, 03/16/20	471	475,861
4.00%, 03/13/24	1,766	1,882,680
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	3,250	3,223,220
1.88%, 09/13/21[a]	1,500	1,481,310
2.30%, 03/11/20	2,000	2,016,520
2.63%, 03/15/21	1,200	1,219,092
2.80%, 03/11/22[a]	2,000	2,044,060
Societe Generale SA
2.63%, 10/01/18[a]	3,500	3,530,975
State Street Bank & Trust Co.
5.25%, 10/15/18[a]	1,000	1,036,460
State Street Corp.
1.95%, 05/19/21[a]	720	720,504
2.55%, 08/18/20	2,065	2,106,383
2.65%, 05/19/26	1,655	1,633,402
3.10%, 05/15/23	2,940	3,022,879
3.55%, 08/18/25	1,000	1,060,470
3.70%, 11/20/23	705	758,495
4.38%, 03/07/21	767	826,519
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	870	877,064
2.45%, 01/16/20	5,200	5,260,320
2.45%, 10/20/20	1,000	1,007,420
2.65%, 07/23/20[a]	2,500	2,539,250
3.20%, 07/18/22	1,750	1,805,283
3.40%, 07/11/24	3,250	3,374,962
3.95%, 01/10/24	4,550	4,872,686
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21[a]	4,500	4,455,270
2.44%, 10/19/21[a]	1,000	1,002,800
2.63%, 07/14/26	4,000	3,865,480
2.85%, 01/11/22	3,710	3,771,178
2.93%, 03/09/21	4,993	5,103,245
3.01%, 10/19/26[a]	3,000	2,983,620
3.45%, 01/11/27[a]	3,000	3,088,080
3.78%, 03/09/26	200	210,660

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	$3,635	$3,660,554
2.45%, 08/01/22 (Call 07/01/22)	2,000	2,007,960
2.75%, 05/01/23 (Call 04/01/23)	1,200	1,206,036
3.30%, 05/15/26 (Call 04/15/26)[a]	1,000	999,350
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	1,750	1,760,570
2.50%, 05/01/19 (Call 04/01/19)	846	854,748
2.70%, 01/27/22 (Call 12/27/21)	2,075	2,099,713
2.90%, 03/03/21 (Call 02/03/21)	2,150	2,197,881
SVB Financial Group
3.50%, 01/29/25	930	939,514
5.38%, 09/15/20	150	163,271
Svenska Handelsbanken AB
1.50%, 09/06/19	2,000	1,987,880
1.88%, 09/07/21	2,000	1,978,580
2.40%, 10/01/20[a]	3,400	3,443,690
2.45%, 03/30/21	1,500	1,518,240
2.50%, 01/25/19[a]	3,750	3,790,950
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	2,000	2,003,620
Toronto-Dominion Bank (The)
1.45%, 09/06/18	1,000	998,890
1.45%, 08/13/19[a]	2,500	2,486,650
1.80%, 07/13/21[a]	1,660	1,644,263
1.95%, 01/22/19	2,650	2,660,600
2.13%, 07/02/19[a]	2,250	2,267,573
2.13%, 04/07/21	2,200	2,207,348
2.25%, 11/05/19	3,900	3,935,139
2.50%, 12/14/20	3,451	3,508,321
VRN, (5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)[a,c]	2,000	2,000,020

Security	Principal (000s)	Value
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	$570	$572,685
2.20%, 04/25/19 (Call 03/25/19)	2,220	2,239,025
2.35%, 01/29/21 (Call 12/29/20)	2,950	2,985,252
2.63%, 01/24/22 (Call 12/23/21)[a]	3,500	3,568,355
2.95%, 07/15/22 (Call 06/15/22)	2,718	2,791,522
3.00%, 03/15/22 (Call 02/15/22)[a]	1,588	1,645,517
3.10%, 04/27/26 (Call 03/27/26)	500	502,820
3.70%, 01/30/24 (Call 12/29/23)	2,525	2,687,812
4.13%, 05/24/21 (Call 04/23/21)	1,901	2,039,127
Series F
3.60%, 09/11/24 (Call 08/11/24)	1,800	1,890,108
Series V
2.38%, 07/22/26 (Call 06/22/26)[a]	2,200	2,119,238
Series X
3.15%, 04/27/27 (Call 03/27/27)[a]	1,650	1,677,473
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	4,000	3,983,400
2.13%, 10/28/19 (Call 09/28/19)	4,685	4,722,480
2.80%, 01/27/25 (Call 12/27/24)[a]	1,250	1,256,350
UBS AG/Stamford CT
2.35%, 03/26/20	3,550	3,583,015
2.38%, 08/14/19	3,650	3,687,449
4.88%, 08/04/20	4,640	5,010,318
Wells Fargo & Co.
2.10%, 07/26/21[a]	5,450	5,430,979
2.13%, 04/22/19	5,125	5,156,416
2.15%, 01/15/19[a]	2,315	2,329,747

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 03/04/21	$10,841	$10,955,373
2.55%, 12/07/20[a]	2,550	2,584,323
2.60%, 07/22/20	6,650	6,749,417
2.63%, 07/22/22	1,435	1,443,811
3.00%, 01/22/21	1,750	1,799,298
3.00%, 02/19/25	5,335	5,345,350
3.00%, 04/22/26	4,450	4,404,877
3.00%, 10/23/26[a]	4,030	3,984,461
3.07%, 01/24/23 (Call 01/24/22)	6,300	6,439,797
3.30%, 09/09/24[a]	7,127	7,316,008
3.50%, 03/08/22	2,879	3,012,931
3.55%, 09/29/25	7,815	8,094,074
4.10%, 06/03/26	5,500	5,776,320
4.13%, 08/15/23	950	1,012,339
4.30%, 07/22/27	2,500	2,670,250
4.48%, 01/16/24[a]	1,191	1,291,449
4.60%, 04/01/21	1,876	2,028,781
VRN, (3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[c]	920	940,378
Series M
3.45%, 02/13/23	4,675	4,813,614
Series N
2.15%, 01/30/20	10,595	10,646,386
Wells Fargo Bank N.A.
1.75%, 05/24/19	3,750	3,751,425
2.15%, 12/06/19	1,250	1,259,975
Westpac Banking Corp.
1.60%, 08/19/19	2,350	2,338,767
1.65%, 05/13/19	1,895	1,890,774
2.00%, 08/19/21[a]	2,250	2,235,465
2.10%, 05/13/21	1,030	1,028,743
2.15%, 03/06/20	2,000	2,012,560
2.25%, 01/17/19[a]	1,845	1,857,638
2.30%, 05/26/20	1,165	1,175,998
2.50%, 06/28/22	2,000	2,010,720
2.60%, 11/23/20	1,825	1,854,638
2.70%, 08/19/26[a]	3,925	3,844,655
2.80%, 01/11/22	5,735	5,867,364
2.85%, 05/13/26[a]	2,275	2,259,780
3.35%, 03/08/27	1,450	1,489,687
4.88%, 11/19/19	1,420	1,510,539

Security	Principal (000s)	Value
VRN, (5 year USD ICE Swap + 2.236%)
4.32%, 11/23/31 (Call 11/23/26)[a,c]	$2,525	$2,621,531

		1,895,780,431
BEVERAGES — 2.57%
Anheuser-Busch Companies LLC
5.00%, 03/01/19	1,220	1,277,987
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	11,675	11,706,289
2.15%, 02/01/19[a]	4,048	4,075,729
2.63%, 01/17/23	3,660	3,682,289
2.65%, 02/01/21 (Call 01/01/21)	15,009	15,310,381
3.30%, 02/01/23 (Call 12/01/22)	14,330	14,884,571
3.65%, 02/01/26 (Call 11/01/25)[a]	19,750	20,554,615
3.70%, 02/01/24	1,975	2,093,006
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	1,750	1,768,147
3.75%, 01/15/22	850	903,669
4.38%, 02/15/21	795	855,714
5.00%, 04/15/20[a]	1,223	1,321,195
5.38%, 01/15/20	2,505	2,709,834
6.88%, 11/15/19	1,250	1,383,350
7.75%, 01/15/19[a]	3,093	3,340,564
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	975	1,004,699
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	780	810,319
Coca-Cola Co. (The)
1.38%, 05/30/19	5,450	5,445,040
1.55%, 09/01/21[a]	1,950	1,925,274
1.65%, 11/01/18	6,440	6,455,134
1.88%, 10/27/20	1,600	1,606,320
2.20%, 05/25/22	900	907,560
2.25%, 09/01/26[a]	4,900	4,715,074

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.45%, 11/01/20	$2,734	$2,789,746
2.50%, 04/01/23	775	785,439
2.55%, 06/01/26	1,300	1,286,792
2.88%, 10/27/25	3,050	3,100,721
2.90%, 05/25/27[a]	1,450	1,464,848
3.15%, 11/15/20	2,109	2,197,283
3.20%, 11/01/23	2,308	2,416,499
3.30%, 09/01/21	1,249	1,315,834
Coca-Cola European Partners US LLC
3.25%, 08/19/21 (Call 05/19/21)	440	453,451
3.50%, 09/15/20	1,250	1,302,050
4.50%, 09/01/21 (Call 06/01/21)	1,680	1,804,236
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	1,342	1,352,186
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)[a]	5,000	5,045,000
3.70%, 12/06/26 (Call 09/06/26)	3,400	3,517,878
4.75%, 11/15/24[a]	550	609,571
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	4,214	4,290,484
4.83%, 07/15/20	475	513,694
Diageo Investment Corp.
2.88%, 05/11/22	1,496	1,542,256
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	1,825	1,746,926
3.13%, 12/15/23 (Call 10/15/23)[a]	480	494,539
3.40%, 11/15/25 (Call 08/15/25)	950	974,216
3.43%, 06/15/27 (Call 03/15/27)[b]	1,000	1,021,330
Molson Coors Brewing Co.
1.45%, 07/15/19	1,625	1,610,391
2.10%, 07/15/21 (Call 06/15/21)	1,880	1,858,831
2.25%, 03/15/20 (Call 02/15/20)[b]	640	642,720

Security	Principal (000s)	Value
3.00%, 07/15/26 (Call 04/15/26)	$4,695	$4,601,382
3.50%, 05/01/22	525	546,992
PepsiCo Inc.
1.35%, 10/04/19[a]	1,975	1,965,895
1.50%, 02/22/19	1,645	1,645,033
1.70%, 10/06/21 (Call 09/06/21)	885	875,283
1.85%, 04/30/20 (Call 03/30/20)	1,400	1,405,628
2.15%, 10/14/20 (Call 09/14/20)	1,900	1,920,501
2.25%, 01/07/19 (Call 12/07/18)	2,275	2,296,726
2.25%, 05/02/22 (Call 04/02/22)	2,450	2,468,987
2.38%, 10/06/26 (Call 07/06/26)[a]	2,030	1,968,247
2.75%, 03/05/22	2,746	2,838,897
2.75%, 03/01/23	1,980	2,036,965
2.75%, 04/30/25 (Call 01/30/25)	1,000	1,011,370
2.85%, 02/24/26 (Call 11/24/25)[a]	2,146	2,164,756
3.00%, 08/25/21[a]	380	396,101
3.10%, 07/17/22 (Call 05/17/22)	1,625	1,697,898
3.13%, 11/01/20	555	577,061
3.50%, 07/17/25 (Call 04/17/25)[a]	1,650	1,744,380
3.60%, 03/01/24 (Call 12/01/23)	2,338	2,498,410
4.50%, 01/15/20	572	610,593

		188,144,786
BIOTECHNOLOGY — 1.29%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	2,600	2,564,198
2.13%, 05/01/20 (Call 04/01/20)[a]	1,450	1,457,482
2.20%, 05/22/19 (Call 04/22/19)	2,833	2,849,431
2.20%, 05/11/20	1,235	1,243,633

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.60%, 08/19/26 (Call 05/19/26)	$3,450	$3,320,832
2.70%, 05/01/22 (Call 03/01/22)	3,120	3,155,537
3.13%, 05/01/25 (Call 02/01/25)	1,960	1,984,559
3.45%, 10/01/20	800	833,152
3.63%, 05/15/22 (Call 02/15/22)	600	629,568
3.63%, 05/22/24 (Call 02/22/24)	1,681	1,765,840
3.88%, 11/15/21 (Call 08/15/21)[a]	1,420	1,504,959
4.10%, 06/15/21 (Call 03/15/21)	1,988	2,116,484
4.50%, 03/15/20	1,275	1,355,197
5.70%, 02/01/19	2,118	2,234,363
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[a]	4,205	4,277,116
3.60%, 06/23/22 (Call 04/23/22)[a]	900	934,227
4.00%, 06/23/25 (Call 03/23/25)	2,205	2,322,416
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	2,760	2,978,178
Biogen Inc.
2.90%, 09/15/20	3,765	3,852,649
3.63%, 09/15/22	1,200	1,261,656
4.05%, 09/15/25 (Call 06/15/25)	2,900	3,101,579
Celgene Corp.
2.25%, 05/15/19	3,250	3,270,735
2.25%, 08/15/21	1,400	1,399,426
2.88%, 08/15/20[a]	990	1,015,215
3.25%, 08/15/22	2,150	2,225,228
3.55%, 08/15/22[a]	710	745,046
3.63%, 05/15/24 (Call 02/15/24)	800	838,032
3.88%, 08/15/25 (Call 05/15/25)[a]	6,125	6,487,784
3.95%, 10/15/20	900	951,921
4.00%, 08/15/23[a]	535	577,115

Security	Principal (000s)	Value
Gilead Sciences Inc.
1.85%, 09/04/18[a]	$356	$357,502
1.95%, 03/01/22 (Call 02/01/22)	860	851,030
2.05%, 04/01/19	200	201,032
2.35%, 02/01/20[a]	4,693	4,751,240
2.50%, 09/01/23 (Call 07/01/23)[a]	1,965	1,960,834
2.55%, 09/01/20[a]	1,150	1,170,608
2.95%, 03/01/27 (Call 12/01/26)[a]	3,400	3,379,430
3.25%, 09/01/22 (Call 07/01/22)[a]	5,265	5,481,234
3.50%, 02/01/25 (Call 11/01/24)	5,600	5,861,296
3.65%, 03/01/26 (Call 12/01/25)	250	262,870
3.70%, 04/01/24 (Call 01/01/24)	3,680	3,900,322
4.40%, 12/01/21 (Call 09/01/21)	1,974	2,144,021
4.50%, 04/01/21 (Call 01/01/21)	1,174	1,266,018

		94,840,995
BUILDING MATERIALS — 0.18%
CRH America Inc.
5.75%, 01/15/21	920	1,018,320
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[a,f]	640	671,027
3.75%, 12/01/21 (Call 09/01/21)[a]	1,250	1,314,150
3.90%, 02/14/26 (Call 11/14/25)	1,000	1,066,760
4.25%, 03/01/21	1,325	1,410,621
5.00%, 03/30/20[a]	400	428,476
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	450	454,446
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)[a]	2,000	2,147,920

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	$1,125	$1,120,568
4.20%, 12/15/22 (Call 09/15/22)	225	239,623
4.20%, 12/01/24 (Call 09/01/24)	425	448,643
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)[a]	1,100	1,135,112
4.50%, 04/01/25 (Call 01/01/25)	1,000	1,079,720
7.50%, 06/15/21	645	760,868

		13,296,254
CHEMICALS — 1.30%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	1,370	1,407,908
3.38%, 03/15/25 (Call 12/15/24)[a]	255	259,718
3.50%, 06/01/23 (Call 03/01/23)[a]	540	559,915
Air Products & Chemicals Inc.
2.75%, 02/03/23	465	476,048
3.00%, 11/03/21[a]	1,888	1,957,233
3.35%, 07/31/24 (Call 04/30/24)[a]	635	665,677
4.38%, 08/21/19[a]	250	262,907
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	625	630,437
2.90%, 11/15/22 (Call 08/15/22)[a]	425	432,671
3.05%, 08/01/20 (Call 07/01/20)	665	683,367
3.65%, 07/15/24 (Call 04/15/24)[a]	725	762,120
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	1,040	1,107,226
Braskem Finance Ltd.
6.45%, 02/03/24	1,250	1,401,225
Cabot Corp.
3.70%, 07/15/22	460	476,316

Security	Principal (000s)	Value
Celanese U.S. Holdings LLC
4.63%, 11/15/22	$2,676	$2,912,987
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,013	1,044,474
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	280	287,325
3.50%, 10/01/24 (Call 07/01/24)	2,139	2,225,287
4.13%, 11/15/21 (Call 08/15/21)	2,684	2,868,391
4.25%, 11/15/20 (Call 08/15/20)	1,868	1,983,741
8.55%, 05/15/19	6,232	6,917,395
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	4,490	4,554,836
3.60%, 08/15/22 (Call 05/15/22)	152	158,378
3.80%, 03/15/25 (Call 12/15/24)	2,356	2,444,468
EI du Pont de Nemours & Co.
2.20%, 05/01/20	250	251,900
2.80%, 02/15/23	4,398	4,473,734
3.63%, 01/15/21[a]	1,029	1,082,127
4.25%, 04/01/21	375	402,547
4.63%, 01/15/20	1,330	1,414,136
5.75%, 03/15/19	775	820,601
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	727,790
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,041,800
LYB International Finance BV
4.00%, 07/15/23	2,220	2,364,766
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	800	802,704
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	4,503	4,684,696
5.75%, 04/15/24 (Call 01/15/24)	2,600	2,992,652

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	$380	$377,576
Monsanto Co.
2.13%, 07/15/19	1,417	1,421,506
2.20%, 07/15/22 (Call 04/15/22)[a]	490	482,341
2.75%, 07/15/21	600	610,014
2.85%, 04/15/25 (Call 01/15/25)[a]	1,120	1,106,336
3.38%, 07/15/24 (Call 04/15/24)	1,330	1,370,485
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,540	1,608,022
4.25%, 11/15/23 (Call 08/15/23)[a]	1,041	1,090,989
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	1,850	1,824,710
3.63%, 03/15/24 (Call 12/15/23)	450	463,581
4.00%, 12/15/26 (Call 09/15/26)[a]	1,000	1,053,780
4.88%, 03/30/20	105	111,356
6.50%, 05/15/19	581	621,827
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	850	856,647
3.60%, 11/15/20	550	575,789
Praxair Inc.
1.25%, 11/07/18	1,075	1,071,463
2.20%, 08/15/22 (Call 05/15/22)[a]	11	10,996
2.25%, 09/24/20	900	909,414
2.45%, 02/15/22 (Call 11/15/21)	613	620,902
2.65%, 02/05/25 (Call 11/05/24)	1,740	1,734,728
2.70%, 02/21/23 (Call 11/21/22)	375	380,456
3.00%, 09/01/21	465	481,587
3.20%, 01/30/26 (Call 10/30/25)	100	103,228

Security	Principal (000s)	Value
4.05%, 03/15/21	$500	$534,565
4.50%, 08/15/19	1,247	1,311,906
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,230	1,274,846
3.75%, 03/15/27 (Call 12/15/26)[a]	1,000	1,028,980
6.13%, 10/15/19	495	536,823
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	2,600	2,618,954
3.13%, 06/01/24 (Call 04/01/24)[a]	505	512,247
3.45%, 08/01/25 (Call 05/01/25)[a]	450	458,595
3.45%, 06/01/27 (Call 03/01/27)[a]	1,855	1,882,324
4.20%, 01/15/22 (Call 10/15/21)	1,700	1,804,720
7.25%, 06/15/19	400	437,316
Syngenta Finance NV
3.13%, 03/28/22[a]	2,405	2,396,294
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	409,568
3.60%, 08/15/26 (Call 05/15/26)	1,940	1,957,945
4.63%, 02/15/21 (Call 02/15/18)	2,000	2,067,700

		95,660,019
COMMERCIAL SERVICES — 0.46%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)[a]	930	942,397
3.38%, 09/15/25 (Call 06/15/25)[a]	555	580,402
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,025	2,110,516
5.50%, 11/01/22 (Call 05/01/22)	1,520	1,671,058
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	318	334,301

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Ecolab Inc.
2.25%, 01/12/20[a]	$395	$399,065
2.38%, 08/10/22 (Call 07/10/22)	1,500	1,508,895
2.70%, 11/01/26 (Call 08/01/26)	2,710	2,642,765
3.25%, 01/14/23 (Call 11/14/22)	1,050	1,093,795
4.35%, 12/08/21	1,262	1,372,740
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	310	310,911
3.30%, 12/15/22 (Call 09/15/22)[a]	465	480,717
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[b]	1,050	1,051,008
2.75%, 12/15/21 (Call 11/15/21)	4,120	4,181,306
4.88%, 02/15/24 (Call 11/15/23)[a]	1,005	1,121,520
5.50%, 09/01/20	515	564,759
Princeton University Series A
4.95%, 03/01/19	878	920,890
S&P Global Inc.
2.50%, 08/15/18	560	563,746
2.95%, 01/22/27 (Call 10/22/26)	1,464	1,429,991
3.30%, 08/14/20 (Call 07/14/20)	683	700,901
4.00%, 06/15/25 (Call 03/15/25)	2,120	2,248,599
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	125	130,614
3.80%, 04/01/21 (Call 03/01/21)	610	636,962
4.80%, 04/01/26 (Call 01/01/26)	2,045	2,269,214
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)[a]	1,735	1,826,209
4.13%, 09/12/22	225	239,252
5.80%, 05/01/21	125	139,238

Security	Principal (000s)	Value
Western Union Co. (The)
3.35%, 05/22/19	$500	$510,735
3.60%, 03/15/22 (Call 02/15/22)	1,000	1,021,530
5.25%, 04/01/20[a]	715	765,443

		33,769,479
COMPUTERS — 2.67%
Apple Inc.
1.10%, 08/02/19	3,000	2,976,840
1.55%, 02/07/20[a]	987	984,710
1.55%, 08/04/21 (Call 07/04/21)	2,265	2,232,543
1.70%, 02/22/19	1,995	2,000,786
1.80%, 05/11/20[a]	3,000	3,007,650
1.90%, 02/07/20	2,500	2,513,875
2.00%, 05/06/20[a]	4,330	4,368,580
2.10%, 05/06/19	4,325	4,368,034
2.15%, 02/09/22	1,025	1,027,757
2.25%, 02/23/21 (Call 01/23/21)	5,610	5,672,495
2.30%, 05/11/22 (Call 04/11/22)[a]	1,000	1,008,140
2.40%, 05/03/23	9,798	9,824,944
2.45%, 08/04/26 (Call 05/04/26)	3,045	2,960,227
2.50%, 02/09/22 (Call 01/09/22)	5,140	5,231,389
2.50%, 02/09/25[a]	8,735	8,662,237
2.70%, 05/13/22	3,100	3,174,059
2.85%, 05/06/21	5,125	5,290,999
2.85%, 02/23/23 (Call 12/23/22)	2,530	2,597,956
2.85%, 05/11/24 (Call 03/11/24)	1,165	1,185,877
3.00%, 06/20/27 (Call 03/20/27)	1,500	1,511,910
3.20%, 05/13/25[a]	4,805	4,965,343
3.20%, 05/11/27 (Call 02/11/27)	860	880,270
3.25%, 02/23/26 (Call 11/23/25)	5,470	5,653,519
3.35%, 02/09/27 (Call 11/09/26)[a]	3,105	3,215,880
3.45%, 05/06/24[a]	3,425	3,609,608

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	$7,955	$8,128,737
4.42%, 06/15/21 (Call 05/15/21)[b]	8,075	8,509,516
5.45%, 06/15/23 (Call 04/15/23)[b]	4,450	4,871,771
6.02%, 06/15/26 (Call 03/15/26)[b]	10,010	11,182,371
DXC Technology Co.
2.88%, 03/27/20	95	96,616
4.25%, 04/15/24 (Call 02/15/24)	940	992,931
4.45%, 09/18/22	955	1,012,854
4.75%, 04/15/27 (Call 01/15/27)	1,600	1,713,024
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	2,200	2,223,254
3.60%, 10/15/20 (Call 09/15/20)	7,675	7,964,654
4.40%, 10/15/22 (Call 08/15/22)	6,200	6,625,568
4.90%, 10/15/25 (Call 07/15/25)[a]	1,930	2,051,223
HP Inc.
2.75%, 01/14/19	350	353,371
3.75%, 12/01/20[a]	138	144,762
4.05%, 09/15/22[a]	1,300	1,385,007
4.30%, 06/01/21[a]	2,290	2,441,758
4.38%, 09/15/21[a]	2,565	2,745,037
4.65%, 12/09/21[a]	1,463	1,584,136
International Business Machines Corp.
1.63%, 05/15/20[a]	2,050	2,044,588
1.80%, 05/17/19	2,250	2,257,853
1.88%, 05/15/19	870	873,802
1.88%, 08/01/22	5,850	5,752,247
1.95%, 02/12/19[a]	2,300	2,313,409
2.88%, 11/09/22	2,600	2,669,290
2.90%, 11/01/21	1,900	1,962,377
3.30%, 01/27/27[a]	1,300	1,330,771
3.38%, 08/01/23	2,950	3,086,290
3.45%, 02/19/26[a]	3,200	3,310,464
3.63%, 02/12/24[a]	2,944	3,102,799

Security	Principal (000s)	Value
7.63%, 10/15/18	$3,379	$3,598,365
8.38%, 11/01/19	2,602	2,964,224
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)[a]	510	521,266
3.38%, 06/15/21 (Call 04/15/21)	880	906,497
Seagate HDD Cayman
3.75%, 11/15/18	315	320,185
4.75%, 06/01/23[a]	1,666	1,682,527
4.75%, 01/01/25	1,720	1,674,506
4.88%, 03/01/24 (Call 01/01/24)[b]	2,700	2,665,413

		195,989,091
COSMETICS & PERSONAL CARE — 0.45%
Colgate-Palmolive Co.
1.75%, 03/15/19[a]	674	676,278
1.95%, 02/01/23[a]	269	266,496
2.10%, 05/01/23	600	596,772
2.30%, 05/03/22	1,065	1,078,302
2.45%, 11/15/21	315	321,287
2.95%, 11/01/20	415	430,438
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)[a]	900	891,783
1.80%, 02/07/20	1,480	1,485,017
2.35%, 08/15/22[a]	450	452,313
Procter & Gamble Co. (The)
1.60%, 11/15/18	1,100	1,102,838
1.70%, 11/03/21[a]	1,845	1,826,476
1.90%, 11/01/19	440	442,908
2.15%, 08/11/22	1,000	1,007,460
2.30%, 02/06/22	4,950	5,024,992
2.45%, 11/03/26	100	98,759
2.70%, 02/02/26	980	989,918
2.85%, 08/11/27[a]	1,150	1,166,215
3.10%, 08/15/23	50	52,563
Series A
9.36%, 01/01/21	56	63,744
Unilever Capital Corp.
1.38%, 07/28/21[a]	1,080	1,055,506
1.80%, 05/05/20	935	936,328

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.00%, 07/28/26	$2,100	$1,955,394
2.10%, 07/30/20	150	151,309
2.20%, 03/06/19	2,000	2,018,000
2.20%, 05/05/22 (Call 04/05/22)	1,350	1,352,565
2.60%, 05/05/24 (Call 03/05/24)	1,500	1,494,615
2.90%, 05/05/27 (Call 02/05/27)[a]	1,250	1,249,000
3.10%, 07/30/25	560	570,819
4.25%, 02/10/21	2,169	2,335,059
4.80%, 02/15/19	1,686	1,761,701

		32,854,855
DIVERSIFIED FINANCIAL SERVICES — 3.12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	1,295	1,331,920
3.65%, 07/21/27 (Call 04/21/27)	675	677,491
3.75%, 05/15/19	4,370	4,483,270
3.95%, 02/01/22 (Call 01/01/22)	5,350	5,586,523
4.50%, 05/15/21	5,910	6,277,661
4.63%, 10/30/20	900	958,815
Affiliated Managers Group Inc.
4.25%, 02/15/24	900	953,964
Air Lease Corp.
2.13%, 01/15/20[a]	2,080	2,081,560
2.63%, 09/04/18 (Call 08/04/18)[a]	1,645	1,655,808
2.63%, 07/01/22 (Call 06/01/22)	2,340	2,337,122
3.00%, 09/15/23 (Call 07/15/23)[a]	705	705,719
3.38%, 01/15/19 (Call 12/15/18)	695	707,545
3.38%, 06/01/21 (Call 05/01/21)	1,203	1,241,664
3.63%, 04/01/27 (Call 01/01/27)	555	559,190
3.75%, 02/01/22 (Call 12/01/21)[a]	950	997,452

Security	Principal (000s)	Value
3.88%, 04/01/21 (Call 03/01/21)[a]	$925	$968,059
4.25%, 09/15/24 (Call 06/15/24)[a]	1,910	2,023,320
4.75%, 03/01/20[a]	1,081	1,148,130
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	4,000	4,018,960
2.65%, 12/02/22	2,340	2,375,381
3.63%, 12/05/24 (Call 11/04/24)	1,500	1,566,795
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	4,010	3,996,647
1.88%, 11/05/18 (Call 10/05/18)[a]	3,540	3,552,815
1.88%, 05/03/19 (Call 04/03/19)	445	446,308
2.13%, 03/18/19[a]	850	855,363
2.20%, 03/03/20 (Call 02/01/20)	2,500	2,520,600
2.25%, 08/15/19	2,750	2,773,567
2.25%, 05/05/21 (Call 04/04/21)[a]	5,745	5,774,242
2.38%, 05/26/20 (Call 04/25/20)[a]	2,405	2,433,427
2.70%, 03/03/22 (Call 01/31/22)[a]	1,075	1,096,016
3.30%, 05/03/27 (Call 04/03/27)	2,000	2,044,340
Series F
2.60%, 09/14/20 (Call 08/14/20)	4,600	4,680,822
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)[a]	580	572,315
3.70%, 10/15/24[a]	1,810	1,916,537
4.00%, 10/15/23	1,115	1,203,141
5.30%, 03/15/20	265	286,823
7.30%, 06/28/19	135	147,911
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)[a]	900	937,782

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	$1,000	$1,046,920
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,007,880
3.38%, 02/15/23	4,500	4,583,160
CBOE Holdings Inc.
3.65%, 01/12/27 (Call 10/12/26)[a]	325	336,268
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	570	578,288
3.20%, 03/02/27 (Call 12/02/26)	1,700	1,734,391
3.23%, 09/01/22	485	500,573
3.45%, 02/13/26 (Call 11/13/25)	610	635,913
4.45%, 07/22/20	837	897,825
CME Group Inc.
3.00%, 09/15/22	1,500	1,550,355
3.00%, 03/15/25 (Call 12/15/24)	1,000	1,023,330
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	995	1,006,124
3.85%, 11/21/22	550	571,956
3.95%, 11/06/24 (Call 08/06/24)	1,110	1,146,830
4.10%, 02/09/27 (Call 11/09/26)	2,190	2,242,319
5.20%, 04/27/22	1,120	1,225,896
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	355	357,293
3.80%, 08/24/27 (Call 05/24/27)	2,500	2,545,200
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)[a]	2,400	2,459,808
Franklin Resources Inc.
2.80%, 09/15/22	552	561,815
2.85%, 03/30/25	725	730,785
4.63%, 05/20/20	350	374,052

Security	Principal (000s)	Value
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	$9,343	$9,447,922
3.37%, 11/15/25[a]	6,543	6,821,536
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	1,150	1,170,999
HSBC Finance Corp.
6.68%, 01/15/21[a]	6,813	7,746,040
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	1,000	1,002,960
2.50%, 10/15/18	512	516,424
2.75%, 12/01/20 (Call 11/01/20)	1,642	1,680,357
3.10%, 09/15/27 (Call 06/15/27)	2,000	2,011,520
3.75%, 12/01/25 (Call 09/01/25)	3,895	4,156,393
4.00%, 10/15/23	780	842,494
International Lease Finance Corp.
5.88%, 04/01/19	5,325	5,634,223
6.25%, 05/15/19	100	106,703
Invesco Finance PLC
3.13%, 11/30/22	823	845,978
3.75%, 01/15/26	220	232,108
4.00%, 01/30/24	2,250	2,405,025
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	440	479,917
Jefferies Group LLC
4.85%, 01/15/27	3,300	3,524,994
5.13%, 01/20/23[a]	905	994,984
6.88%, 04/15/21	793	904,512
8.50%, 07/15/19	840	932,249
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)[a]	1,000	1,006,250
3.75%, 02/13/25	875	900,952
4.25%, 11/14/20[a]	521	552,797
Legg Mason Inc.
4.75%, 03/15/26	350	376,142

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Mastercard Inc.
2.00%, 04/01/19	$694	$697,991
2.00%, 11/21/21 (Call 10/21/21)	1,500	1,498,800
2.95%, 11/21/26 (Call 08/21/26)	835	846,590
3.38%, 04/01/24	1,684	1,772,966
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	1,240	1,291,683
4.25%, 06/01/24 (Call 03/01/24)	755	808,990
5.55%, 01/15/20	477	515,532
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	1,980	1,968,278
2.00%, 01/27/20 (Call 12/27/19)	600	603,756
2.15%, 02/01/19 (Call 01/01/19)[a]	1,250	1,258,387
2.30%, 11/15/19 (Call 10/15/19)	1,800	1,821,114
2.30%, 11/01/20 (Call 10/01/20)	465	469,883
2.30%, 09/15/22 (Call 08/15/22)	2,000	2,003,620
2.40%, 04/25/22 (Call 03/25/22)	1,250	1,263,775
2.70%, 02/15/23 (Call 12/15/22)	1,900	1,918,791
2.85%, 01/27/25 (Call 10/27/24)	75	75,192
2.95%, 02/07/24 (Call 12/07/23)[a]	1,500	1,531,440
3.05%, 02/15/22 (Call 11/15/21)	1,330	1,377,454
3.05%, 04/25/27 (Call 01/25/27)	2,000	2,027,240
3.25%, 11/01/25 (Call 08/01/25)[a]	2,325	2,391,751
3.40%, 11/15/23 (Call 08/15/23)	500	524,720
10.38%, 11/01/18	341	374,554

Security	Principal (000s)	Value
Nomura Holdings Inc.
2.75%, 03/19/19[a]	$545	$551,475
6.70%, 03/04/20	989	1,093,102
ORIX Corp.
2.90%, 07/18/22	600	606,222
Raymond James Financial Inc.
3.63%, 09/15/26[a]	1,080	1,099,310
8.60%, 08/15/19	200	225,068
Stifel Financial Corp.
4.25%, 07/18/24[a]	645	667,169
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)[a]	2,240	2,255,770
2.70%, 02/03/20 (Call 01/03/20)	1,189	1,200,878
3.00%, 08/15/19 (Call 07/15/19)	1,125	1,141,774
3.70%, 08/04/26 (Call 05/04/26)[a]	2,600	2,571,426
3.75%, 08/15/21 (Call 06/15/21)[a]	435	450,077
4.25%, 08/15/24 (Call 05/15/24)[a]	3,390	3,547,432
4.50%, 07/23/25 (Call 04/24/25)	1,190	1,250,202
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	900	922,473
5.60%, 12/01/19	692	747,408
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)[a]	7,635	7,729,216
2.80%, 12/14/22 (Call 10/14/22)	6,355	6,517,561
3.15%, 12/14/25 (Call 09/14/25)	8,250	8,487,682

		228,412,217
ELECTRIC — 3.54%
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	410	414,690
Alabama Power Co.
Series 13-A
3.55%, 12/01/23	1,150	1,214,561

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series 17A
2.45%, 03/30/22 (Call 02/28/22)	$910	$919,127
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	280	284,558
3.65%, 02/15/26 (Call 11/15/25)[a]	576	598,850
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	725	739,776
6.13%, 11/15/17	755	761,553
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	470	482,502
Appalachian Power Co.
3.30%, 06/01/27 (Call 03/01/27)	1,000	1,025,990
4.60%, 03/30/21 (Call 12/30/20)	700	754,649
Arizona Public Service Co.
3.15%, 05/15/25 (Call 02/15/25)[a]	510	519,374
8.75%, 03/01/19	600	659,562
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	500	480,105
2.80%, 08/15/22 (Call 05/15/22)	420	427,875
3.50%, 11/15/21 (Call 08/15/21)	500	526,175
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	955	958,514
2.40%, 02/01/20 (Call 01/01/20)[a]	800	808,544
3.50%, 02/01/25 (Call 11/01/24)	950	989,150
3.75%, 11/15/23 (Call 08/15/23)	1,680	1,786,361
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	425	443,241

Security	Principal (000s)	Value
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	$515	$510,664
2.25%, 08/01/22 (Call 05/01/22)	325	324,961
Series AA
3.00%, 02/01/27 (Call 11/01/26)	1,000	1,008,440
Series Z
2.40%, 09/01/26 (Call 06/01/26)	460	444,176
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	480	482,280
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	555	566,644
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	670	676,050
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	220	215,985
5.05%, 03/15/22 (Call 12/15/21)	1,600	1,774,256
8.75%, 06/15/19	1,330	1,482,325
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	535	537,868
2.55%, 06/15/26 (Call 03/15/26)	1,200	1,177,200
2.95%, 08/15/27 (Call 05/15/27)	2,150	2,166,942
3.10%, 11/01/24 (Call 08/01/24)	510	521,705
3.40%, 09/01/21 (Call 06/01/21)	1,350	1,411,276
4.00%, 08/01/20 (Call 05/01/20)	780	822,143
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,100	1,108,239

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series A
3.20%, 03/15/27 (Call 12/15/26)	$1,250	$1,281,925
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18[a]	366	389,629
Consolidated Edison Inc.
2.00%, 03/15/20	1,630	1,634,368
2.00%, 05/15/21 (Call 04/15/21)	2,200	2,191,684
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	500	514,830
3.38%, 08/15/23 (Call 05/15/23)[a]	375	395,708
5.65%, 04/15/20	315	345,290
6.13%, 03/15/19	1,110	1,182,938
6.70%, 09/15/19	1,044	1,143,953
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)[a]	319	336,242
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	625	632,375
2.58%, 07/01/20	255	257,425
2.75%, 01/15/22 (Call 12/15/21)	1,550	1,570,413
2.96%, 07/01/19[f]	390	396,291
3.63%, 12/01/24 (Call 09/01/24)	2,155	2,245,575
3.90%, 10/01/25 (Call 07/01/25)	2,840	3,005,288
4.45%, 03/15/21	1,550	1,664,080
5.20%, 08/15/19	1,680	1,781,136
Series B
1.60%, 08/15/19	2,745	2,728,063
2.75%, 09/15/22 (Call 06/15/22)	240	241,790
Series C
2.00%, 08/15/21 (Call 07/15/21)	1,550	1,533,120
Series D
2.85%, 08/15/26 (Call 05/15/26)[a]	2,750	2,672,807

Security	Principal (000s)	Value
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)[a]	$475	$495,245
3.75%, 08/15/47 (Call 02/15/47)	1,000	1,030,430
3.90%, 06/01/21 (Call 03/01/21)	405	428,085
DTE Energy Co.
1.50%, 10/01/19	1,775	1,753,647
2.40%, 12/01/19 (Call 11/01/19)	1,005	1,011,914
2.85%, 10/01/26 (Call 07/01/26)[a]	1,100	1,068,760
3.30%, 06/15/22 (Call 04/15/22)[a]	1,305	1,345,364
3.80%, 03/15/27 (Call 12/15/26)[a]	1,560	1,627,501
3.85%, 12/01/23 (Call 09/01/23)	525	555,487
Series C
3.50%, 06/01/24 (Call 03/01/24)	1,130	1,166,556
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	1,470	1,489,933
2.95%, 12/01/26 (Call 09/01/26)	1,730	1,749,653
3.90%, 06/15/21 (Call 03/15/21)	760	810,570
7.00%, 11/15/18	839	890,867
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	1,855	1,829,438
2.65%, 09/01/26 (Call 06/01/26)	2,180	2,108,147
3.05%, 08/15/22 (Call 05/15/22)	800	821,240
3.55%, 09/15/21 (Call 06/15/21)[a]	445	466,645
3.75%, 04/15/24 (Call 01/15/24)	1,705	1,807,061
3.95%, 10/15/23 (Call 07/15/23)	1,350	1,439,869
5.05%, 09/15/19	925	982,341

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Duke Energy Florida LLC
1.85%, 01/15/20	$495	$495,515
3.10%, 08/15/21 (Call 05/15/21)	560	580,373
3.20%, 01/15/27 (Call 10/15/26)	1,300	1,338,467
4.55%, 04/01/20	65	69,339
Duke Energy Indiana LLC
3.75%, 07/15/20	750	786,000
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	1,050	1,124,844
5.45%, 04/01/19	1,300	1,372,774
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	878	902,496
3.00%, 09/15/21 (Call 06/15/21)	750	776,273
3.25%, 08/15/25 (Call 05/15/25)[a]	260	269,745
5.30%, 01/15/19	1,590	1,666,861
Edison International
2.13%, 04/15/20	2,500	2,511,800
2.40%, 09/15/22 (Call 08/15/22)	2,000	2,005,000
2.95%, 03/15/23 (Call 01/15/23)	410	417,458
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	2,035	2,054,129
3.55%, 06/15/26 (Call 03/15/26)	1,560	1,589,281
Enel Generacion Chile SA
4.25%, 04/15/24 (Call 01/15/24)	100	105,059
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)[a]	1,100	1,151,942
3.70%, 06/01/24 (Call 03/01/24)	900	952,569
3.75%, 02/15/21 (Call 11/15/20)	850	894,200

Security	Principal (000s)	Value
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	$1,000	$1,076,940
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	522,655
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	2,580	2,493,131
4.05%, 09/01/23 (Call 06/01/23)	680	734,006
Entergy Texas Inc.
7.13%, 02/01/19	455	486,732
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)[a]	1,050	1,062,999
4.50%, 11/15/19	425	447,236
Series H
3.15%, 01/15/25 (Call 10/15/24)	240	243,790
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	755	758,556
2.85%, 06/15/20 (Call 05/15/20)	1,250	1,275,575
3.40%, 04/15/26 (Call 01/15/26)[a]	930	945,299
3.50%, 06/01/22 (Call 05/01/22)	1,200	1,243,944
3.95%, 06/15/25 (Call 03/15/25)	1,215	1,282,165
5.15%, 12/01/20 (Call 09/01/20)	1,300	1,407,315
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	1,275	1,298,753
3.40%, 03/15/22 (Call 02/15/22)	2,105	2,170,781
4.00%, 10/01/20 (Call 07/01/20)	200	209,288
4.25%, 06/15/22 (Call 03/15/22)[a]	1,600	1,706,432
5.20%, 10/01/19	1,400	1,491,252

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	$3,000	$3,016,470
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	730	772,085
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	164	167,884
3.13%, 12/01/25 (Call 06/01/25)[a]	790	817,310
3.25%, 06/01/24 (Call 12/01/23)	1,450	1,513,524
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)[a]	3,230	3,188,817
3.06%, 10/04/26 (Call 07/04/26)	1,650	1,616,191
Georgia Power Co.
1.95%, 12/01/18[a]	1,832	1,835,389
2.85%, 05/15/22	1,000	1,023,650
3.25%, 03/30/27 (Call 12/30/26)	1,000	1,011,690
4.25%, 12/01/19	750	786,578
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	666	710,256
5.29%, 06/15/22 (Call 03/15/22)[f]	375	411,266
Hydro-Quebec
8.40%, 01/15/22	615	764,679
9.40%, 02/01/21	200	246,278
Iberdrola International BV
5.81%, 03/15/25	35	40,292
Indiana Michigan Power Co.
7.00%, 03/15/19	170	182,415
Series J
3.20%, 03/15/23 (Call 12/15/22)	630	649,020
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	1,250	1,252,200
3.65%, 06/15/24 (Call 03/15/24)	420	434,956

Security	Principal (000s)	Value
Jersey Central Power & Light Co.
7.35%, 02/01/19	$535	$572,236
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	646	662,047
3.65%, 08/15/25 (Call 05/15/25)	825	842,993
6.38%, 03/01/18	370	378,029
7.15%, 04/01/19	785	848,632
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	638	660,783
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	300	313,455
4.38%, 10/01/21 (Call 07/01/21)	400	428,636
Louisville Gas & Electric Co. Series 25
3.30%, 10/01/25 (Call 07/01/25)	525	541,469
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	200	202,218
3.50%, 10/15/24 (Call 07/15/24)[a]	810	858,106
3.70%, 09/15/23 (Call 06/15/23)	247	262,257
Nevada Power Co.
7.13%, 03/15/19	475	512,506
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	1,880	1,878,853
2.30%, 04/01/19	805	811,134
2.40%, 09/15/19 (Call 08/15/19)	955	963,347
3.55%, 05/01/27 (Call 02/01/27)	875	908,661
3.63%, 06/15/23 (Call 03/15/23)	555	579,575
4.50%, 06/01/21 (Call 03/01/21)	820	880,065
6.00%, 03/01/19	1,000	1,059,200

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	$1,680	$1,681,243
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	503,015
3.20%, 05/15/27 (Call 02/15/27)	1,000	1,022,330
NV Energy Inc.
6.25%, 11/15/20	460	517,160
Oglethorpe Power Corp.
6.10%, 03/15/19	400	423,912
Ohio Power Co. Series M
5.38%, 10/01/21	630	706,136
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	255	255,655
4.10%, 06/01/22 (Call 03/01/22)	685	731,498
6.80%, 09/01/18	300	314,118
7.00%, 09/01/22	1,289	1,557,357
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	785	787,959
3.25%, 09/15/21 (Call 06/15/21)	148	152,991
3.40%, 08/15/24 (Call 05/15/24)	865	903,345
3.50%, 10/01/20 (Call 07/01/20)[a]	1,906	1,987,043
3.50%, 06/15/25 (Call 03/15/25)[a]	1,000	1,047,590
3.75%, 02/15/24 (Call 11/15/23)	820	872,652
4.25%, 05/15/21 (Call 02/15/21)	1,100	1,172,446
8.25%, 10/15/18	900	961,785
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,090	1,123,943
3.35%, 07/01/25 (Call 04/01/25)	250	259,395
3.85%, 06/15/21 (Call 03/15/21)	1,045	1,109,320

Security	Principal (000s)	Value
5.50%, 01/15/19	$500	$525,065
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	1,000	986,590
2.38%, 09/15/22 (Call 06/15/22)	1,000	1,004,490
3.15%, 10/15/25 (Call 07/15/25)	1,650	1,691,250
Pennsylvania Electric Co.
5.20%, 04/01/20[a]	400	427,428
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	1,180	1,187,422
Portland General Electric Co.
6.10%, 04/15/19	400	426,672
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	1,600	1,701,264
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)[a]	1,100	1,096,579
3.40%, 06/01/23 (Call 03/01/23)	555	576,040
3.95%, 03/15/24 (Call 12/15/23)	280	296,304
4.20%, 06/15/22 (Call 03/15/22)[a]	1,935	2,086,065
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	800	825,384
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,670	1,714,489
4.40%, 01/15/21 (Call 10/15/20)	2,100	2,237,613
4.88%, 12/01/19	450	477,378
7.05%, 03/15/19	998	1,072,850
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	1,240	1,267,553
5.13%, 04/15/20	868	930,565
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	2,000	1,999,440

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.90%, 05/15/25 (Call 11/15/24)	$360	$361,012
3.20%, 11/15/20 (Call 05/15/20)	23	23,825
5.13%, 06/01/19	140	147,934
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	132,948
5.15%, 12/01/19	640	679,680
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	950	947,863
2.25%, 09/15/26 (Call 06/15/26)	1,000	956,910
2.38%, 05/15/23 (Call 02/15/23)[a]	486	485,990
3.00%, 05/15/25 (Call 02/15/25)[a]	550	560,098
3.00%, 05/15/27 (Call 02/15/27)	1,350	1,369,238
3.15%, 08/15/24 (Call 05/15/24)	135	139,162
Public Service Enterprise Group Inc.
1.60%, 11/15/19[a]	1,290	1,279,216
2.00%, 11/15/21 (Call 10/15/21)	1,200	1,182,192
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	305	313,833
5.63%, 07/15/22 (Call 04/15/22)	800	899,136
6.00%, 09/01/21	285	321,851
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,000	981,080
3.00%, 08/15/21	730	756,017
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)[a]	796	843,075
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	3,760	3,689,726
South Carolina Electric & Gas Co.
6.50%, 11/01/18	350	367,892

Security	Principal (000s)	Value
Southern California Edison Co.
1.85%, 02/01/22	$209	$206,889
3.88%, 06/01/21 (Call 03/01/21)[a]	167	177,541
5.50%, 08/15/18	128	132,671
Series C
3.50%, 10/01/23 (Call 07/01/23)	1,145	1,206,956
Southern Co. (The)
1.85%, 07/01/19	2,160	2,161,166
2.15%, 09/01/19 (Call 08/01/19)	1,675	1,680,762
2.35%, 07/01/21 (Call 06/01/21)	2,970	2,971,396
2.75%, 06/15/20 (Call 05/15/20)[a]	1,655	1,684,145
3.25%, 07/01/26 (Call 04/01/26)	1,415	1,410,217
Southern Power Co.
1.95%, 12/15/19	2,925	2,919,325
2.38%, 06/01/20 (Call 05/01/20)	3,785	3,806,726
2.50%, 12/15/21 (Call 11/15/21)	1,250	1,255,450
4.15%, 12/01/25 (Call 09/01/25)	775	819,818
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	410	426,503
6.45%, 01/15/19	714	755,640
Series K
2.75%, 10/01/26 (Call 07/01/26)	2,300	2,250,849
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	370	372,675
5.40%, 05/15/21	400	443,536
TECO Finance Inc.
5.15%, 03/15/20	695	738,465
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	687	700,836

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	$401	$399,324
5.15%, 11/15/21 (Call 08/15/21)	475	514,943
UIL Holdings Corp.
4.63%, 10/01/20	410	436,097
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	2,050	2,063,263
3.50%, 04/15/24 (Call 01/15/24)	371	389,531
6.70%, 02/01/19	740	788,278
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	550	566,187
2.95%, 11/15/26 (Call 08/15/26)[a]	620	622,176
3.10%, 05/15/25 (Call 02/15/25)	575	586,092
3.45%, 02/15/24 (Call 11/15/23)	387	403,881
5.00%, 06/30/19	500	528,020
Series A
3.15%, 01/15/26 (Call 10/15/25)	610	623,829
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	305	308,742
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,000	979,610
3.10%, 04/01/27 (Call 01/01/27)	580	590,208
3.25%, 12/01/25 (Call 09/01/25)	305	311,597
5.10%, 07/15/20	340	367,220
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	685	706,016
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	3,300	3,329,997

Security	Principal (000s)	Value
2.60%, 03/15/22 (Call 02/15/22)	$1,000	$1,013,140
3.35%, 12/01/26 (Call 06/01/26)	1,050	1,078,235
4.70%, 05/15/20 (Call 11/15/19)	450	476,388

		259,840,472
ELECTRICAL COMPONENTS & EQUIPMENT — 0.08%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	192	197,357
2.63%, 02/15/23 (Call 11/15/22)[a]	1,262	1,280,513
3.15%, 06/01/25 (Call 03/01/25)	400	414,556
4.25%, 11/15/20	125	133,779
4.88%, 10/15/19	1,450	1,542,568
5.25%, 10/15/18	399	414,968
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,000	1,021,840
Legrand France SA
8.50%, 02/15/25[a]	550	720,742

		5,726,323
ELECTRONICS — 0.55%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)[a]	1,470	1,437,616
3.88%, 07/15/23 (Call 04/15/23)	231	242,162
5.00%, 07/15/20	565	606,641
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	1,175	1,185,023
3.13%, 09/15/21 (Call 08/15/21)	1,745	1,793,528
3.20%, 04/01/24 (Call 02/01/24)	190	193,941
4.00%, 02/01/22 (Call 11/01/21)	465	493,579
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	1,000	1,028,270

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.00%, 04/01/25 (Call 01/01/25)	$210	$216,632
4.50%, 03/01/23 (Call 12/01/22)	525	559,629
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	1,000	1,048,760
4.88%, 12/01/22	745	797,053
5.88%, 06/15/20	675	728,743
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)[a]	500	509,310
3.70%, 11/15/23 (Call 08/15/23)	446	468,559
4.25%, 08/15/20	600	636,312
6.63%, 05/15/19	490	527,456
Flex Ltd.
4.63%, 02/15/20	400	420,908
4.75%, 06/15/25 (Call 03/15/25)[a]	1,125	1,233,067
5.00%, 02/15/23[a]	1,050	1,155,567
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	875	890,610
Fortive Corp.
1.80%, 06/15/19	790	788,546
2.35%, 06/15/21 (Call 05/15/21)	730	732,190
3.15%, 06/15/26 (Call 03/15/26)	2,035	2,056,327
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	5,325	5,282,932
2.50%, 11/01/26 (Call 08/01/26)	3,200	3,108,352
4.25%, 03/01/21	1,015	1,092,790
Jabil Inc.
4.70%, 09/15/22	650	699,582
5.63%, 12/15/20[a]	1,200	1,297,668
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	465	474,072
4.55%, 10/30/24 (Call 07/30/24)	1,110	1,184,903

Security	Principal (000s)	Value
4.60%, 04/06/27 (Call 01/06/27)	$1,750	$1,865,867
Koninklijke Philips NV
3.75%, 03/15/22	621	658,055
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,540	1,682,866
Tech Data Corp.
4.95%, 02/15/27 (Call 11/16/26)[a]	630	676,885
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)[a]	900	972,054
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	395	398,294
3.70%, 02/15/26 (Call 11/15/25)	630	662,577
6.55%, 10/01/17	465	466,535

		40,273,861
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
2.88%, 05/08/22	1,246	1,283,617
Fluor Corp.
3.38%, 09/15/21	1,975	2,057,515
3.50%, 12/15/24 (Call 09/15/24)	455	469,888

		3,811,020
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,000	994,770
3.20%, 03/15/25 (Call 12/15/24)	1,125	1,147,894
3.55%, 06/01/22 (Call 03/01/22)	1,146	1,199,621
4.75%, 05/15/23 (Call 02/15/23)[a]	750	836,595
5.00%, 03/01/20[a]	529	567,099
5.25%, 11/15/21	795	885,066
5.50%, 09/15/19	770	824,862

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	$1,700	$1,747,396
3.13%, 03/01/25 (Call 12/01/24)[a]	1,300	1,330,511
3.50%, 05/15/24 (Call 02/15/24)	500	524,695
4.60%, 03/01/21 (Call 12/01/20)	950	1,025,145

		11,083,654
FOOD — 0.99%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,510	1,548,324
4.25%, 04/15/21	575	614,652
4.50%, 02/15/19	585	606,698
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,977	2,028,066
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	1,025	1,107,133
General Mills Inc.
2.20%, 10/21/19	150	151,109
3.15%, 12/15/21 (Call 09/15/21)	1,246	1,289,760
3.20%, 02/10/27 (Call 11/10/26)[a]	1,130	1,136,362
3.65%, 02/15/24 (Call 11/15/23)	425	448,622
5.65%, 02/15/19	1,493	1,573,741
Hershey Co. (The)
1.60%, 08/21/18	40	40,056
2.30%, 08/15/26 (Call 05/15/26)	1,075	1,023,626
3.20%, 08/21/25 (Call 05/21/25)	600	618,072
4.13%, 12/01/20	510	545,134
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	1,035	1,035,787
4.63%, 11/01/20	375	401,850

Security	Principal (000s)	Value
JM Smucker Co. (The)
2.50%, 03/15/20	$465	$470,757
3.00%, 03/15/22	500	512,910
3.50%, 10/15/21	650	680,628
3.50%, 03/15/25	2,325	2,412,094
Kellogg Co.
2.65%, 12/01/23	2,175	2,180,807
3.25%, 04/01/26	2,025	2,045,432
4.00%, 12/15/20	513	545,565
4.15%, 11/15/19	900	941,877
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	2,090	2,127,453
3.00%, 06/01/26 (Call 03/01/26)[a]	4,610	4,446,391
3.50%, 06/06/22	1,824	1,895,191
3.50%, 07/15/22 (Call 05/15/22)	1,600	1,659,328
3.95%, 07/15/25 (Call 04/15/25)	2,655	2,748,483
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	1,000	1,004,800
2.60%, 02/01/21 (Call 01/01/21)	520	523,910
2.65%, 10/15/26 (Call 07/15/26)[a]	2,130	1,985,011
2.80%, 08/01/22 (Call 07/01/22)	320	322,189
2.95%, 11/01/21 (Call 10/01/21)	1,200	1,221,372
3.30%, 01/15/21 (Call 12/15/20)	1,240	1,277,659
3.40%, 04/15/22 (Call 01/15/22)	1,350	1,394,185
3.85%, 08/01/23 (Call 05/01/23)	2,130	2,231,878
4.00%, 02/01/24 (Call 11/01/23)	835	877,134
6.15%, 01/15/20	2,605	2,847,942
6.80%, 12/15/18	790	839,257
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	515	519,939

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.15%, 08/15/24 (Call 06/15/24)	$1,000	$1,017,910
3.40%, 08/15/27 (Call 05/15/27)	1,100	1,115,752
Mondelez International Inc.
5.38%, 02/10/20[a]	250	269,150
Sysco Corp.
1.90%, 04/01/19	100	100,054
2.50%, 07/15/21 (Call 06/15/21)	1,010	1,020,140
2.60%, 10/01/20 (Call 09/01/20)	1,135	1,152,434
2.60%, 06/12/22	950	958,103
3.25%, 07/15/27 (Call 04/15/27)	1,500	1,512,600
3.30%, 07/15/26 (Call 04/15/26)	2,260	2,283,707
3.75%, 10/01/25 (Call 07/01/25)	585	614,080
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	1,645	1,647,007
2.65%, 08/15/19 (Call 07/15/19)	492	498,347
3.55%, 06/02/27 (Call 03/02/27)	2,000	2,046,580
3.95%, 08/15/24 (Call 05/15/24)	2,225	2,367,689
4.50%, 06/15/22 (Call 03/15/22)	2,150	2,340,167
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	1,425	1,659,213

		72,484,117
FOREST PRODUCTS & PAPER — 0.17%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	620	657,169
7.25%, 07/29/19	1,925	2,098,308
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	70	73,988

Security	Principal (000s)	Value
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	$1,000	$1,064,590
5.50%, 01/17/27	2,950	3,073,988
Georgia-Pacific LLC
8.00%, 01/15/24	1,250	1,623,200
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	775	808,573
3.80%, 01/15/26 (Call 10/15/25)	2,500	2,600,100
4.75%, 02/15/22 (Call 11/15/21)[a]	70	76,773
7.50%, 08/15/21	416	495,622

		12,572,311
GAS — 0.34%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	605	611,722
8.50%, 03/15/19	168	184,370
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	212	224,427
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	1,750	1,766,730
2.80%, 11/15/20 (Call 10/15/20)[a]	1,070	1,090,116
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)[a]	1,220	1,246,071
4.90%, 12/01/21 (Call 09/01/21)	1,130	1,211,880
8.75%, 05/01/19	490	538,236
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)[a]	770	788,796
3.85%, 02/15/23 (Call 11/15/22)[a]	325	342,170
6.80%, 01/15/19	134	142,374
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	300,687

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.61%, 02/01/24 (Call 11/01/23)	$425	$447,351
Sempra Energy
1.63%, 10/07/19	1,905	1,895,208
2.40%, 03/15/20 (Call 02/15/20)	1,075	1,084,471
2.88%, 10/01/22 (Call 07/01/22)	1,650	1,671,664
3.25%, 06/15/27 (Call 03/15/27)	2,000	1,995,220
3.55%, 06/15/24 (Call 03/15/24)	500	516,735
9.80%, 02/15/19	1,155	1,283,147
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)[a]	1,730	1,703,721
3.15%, 09/15/24 (Call 06/15/24)[a]	1,305	1,352,358
3.20%, 06/15/25 (Call 03/15/25)	475	490,381
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	2,175	2,138,155
3.25%, 06/15/26 (Call 03/15/26)	250	249,230
3.50%, 09/15/21 (Call 06/15/21)	750	778,560
5.25%, 08/15/19	550	583,297

		24,637,077
HAND & MACHINE TOOLS — 0.04%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	233	234,864
3.88%, 02/15/22 (Call 11/15/21)[a]	692	704,283
Snap-On Inc.
6.13%, 09/01/21[a]	125	144,019
Stanley Black & Decker Inc.
1.62%, 11/17/18	420	419,462
2.45%, 11/17/18	525	529,762
2.90%, 11/01/22	450	460,719
3.40%, 12/01/21 (Call 09/01/21)	453	474,726

		2,967,835

Security	Principal (000s)	Value
HEALTH CARE – PRODUCTS — 1.75%
Abbott Laboratories
2.00%, 09/15/18	$3,497	$3,505,568
2.00%, 03/15/20	1,130	1,132,350
2.35%, 11/22/19[a]	4,100	4,135,834
2.55%, 03/15/22[a]	2,060	2,059,403
2.80%, 09/15/20 (Call 08/15/20)[a]	990	1,006,513
2.90%, 11/30/21 (Call 10/30/21)[a]	5,100	5,187,975
2.95%, 03/15/25 (Call 12/15/24)[a]	1,690	1,669,230
3.25%, 04/15/23 (Call 01/15/23)	3,650	3,751,032
3.40%, 11/30/23 (Call 09/30/23)	2,200	2,265,890
3.75%, 11/30/26 (Call 08/30/26)	5,425	5,600,282
4.13%, 05/27/20[a]	870	918,442
5.13%, 04/01/19	723	759,078
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	550	538,885
2.60%, 08/15/26 (Call 05/15/26)	1,000	969,380
Becton Dickinson and Co.
2.68%, 12/15/19[a]	2,559	2,595,850
2.89%, 06/06/22 (Call 05/06/22)	2,050	2,059,655
3.13%, 11/08/21[a]	1,937	1,985,522
3.25%, 11/12/20	1,150	1,185,305
3.36%, 06/06/24 (Call 04/06/24)	2,529	2,559,778
3.70%, 06/06/27 (Call 03/06/27)	1,394	1,415,035
3.73%, 12/15/24 (Call 09/15/24)	2,520	2,603,891
Boston Scientific Corp.
2.65%, 10/01/18	1,000	1,009,750
2.85%, 05/15/20	1,095	1,114,611
3.85%, 05/15/25	2,500	2,614,225
4.13%, 10/01/23 (Call 07/01/23)	525	560,480
6.00%, 01/15/20	407	443,496

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)[a]	$1,210	$1,259,344
4.20%, 06/15/20	2,225	2,359,835
6.00%, 10/15/17[a]	1,457	1,463,819
Danaher Corp.
1.65%, 09/15/18	480	480,168
2.40%, 09/15/20 (Call 08/15/20)	585	594,436
3.35%, 09/15/25 (Call 06/15/25)[a]	520	546,894
Edwards Lifesciences Corp.
2.88%, 10/15/18	530	535,226
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	1,546	1,662,955
6.00%, 03/01/20	734	799,877
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	4,615	4,769,326
Medtronic Inc.
2.50%, 03/15/20[a]	3,815	3,879,969
2.75%, 04/01/23 (Call 01/01/23)	2,850	2,906,800
3.13%, 03/15/22 (Call 12/15/21)	1,450	1,503,215
3.15%, 03/15/22	1,830	1,907,098
3.50%, 03/15/25	4,150	4,371,817
3.63%, 03/15/24 (Call 12/15/23)	3,612	3,842,518
4.13%, 03/15/21 (Call 12/15/20)	2,100	2,238,915
4.45%, 03/15/20	794	845,014
5.60%, 03/15/19	750	793,170
Stryker Corp.
2.00%, 03/08/19[a]	3,025	3,035,224
2.63%, 03/15/21 (Call 02/15/21)	505	515,110
3.38%, 05/15/24 (Call 02/15/24)	1,075	1,115,549
3.38%, 11/01/25 (Call 08/01/25)	924	954,908
3.50%, 03/15/26 (Call 12/15/25)	3,670	3,816,506
4.38%, 01/15/20	560	590,626

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	$866	$872,071
2.95%, 09/19/26 (Call 06/19/26)	4,132	4,090,887
3.00%, 04/15/23 (Call 02/15/23)[a]	1,705	1,741,538
3.15%, 01/15/23 (Call 10/15/22)[a]	1,250	1,286,212
3.20%, 08/15/27 (Call 05/15/27)	1,000	1,000,550
3.30%, 02/15/22	475	493,430
3.60%, 08/15/21 (Call 05/15/21)	679	710,933
3.65%, 12/15/25 (Call 09/15/25)[a]	2,780	2,904,933
4.15%, 02/01/24 (Call 11/01/23)	1,305	1,404,793
4.50%, 03/01/21	1,403	1,509,123
4.70%, 05/01/20	900	960,669
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	975	987,012
3.15%, 04/01/22 (Call 02/01/22)	1,670	1,706,306
3.38%, 11/30/21 (Call 08/30/21)[a]	1,485	1,527,486
3.55%, 04/01/25 (Call 01/01/25)	5,075	5,156,860
4.63%, 11/30/19	1,200	1,263,432

		128,052,014
HEALTH CARE – SERVICES — 0.96%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	1,345	1,352,841
2.75%, 11/15/22 (Call 08/15/22)	1,485	1,506,592
2.80%, 06/15/23 (Call 04/15/23)	3,556	3,606,744
3.50%, 11/15/24 (Call 08/15/24)	3,795	3,972,189
4.13%, 06/01/21 (Call 03/01/21)	1,100	1,168,992

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Anthem Inc.
2.25%, 08/15/19	$2,060	$2,073,534
3.13%, 05/15/22	1,396	1,438,606
3.30%, 01/15/23	750	776,678
3.50%, 08/15/24 (Call 05/15/24)	1,010	1,051,056
3.70%, 08/15/21 (Call 05/15/21)[a]	1,925	2,017,419
4.35%, 08/15/20	1,200	1,277,232
7.00%, 02/15/19	750	803,498
Catholic Health Initiatives
2.95%, 11/01/22[a]	827	815,058
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	1,253	1,279,639
4.00%, 02/15/22 (Call 11/15/21)	649	691,776
4.38%, 12/15/20 (Call 09/15/20)	565	600,928
4.50%, 03/15/21 (Call 12/15/20)	621	664,805
5.13%, 06/15/20	288	311,564
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,352	1,494,190
Dignity Health
3.13%, 11/01/22	1,050	1,061,340
Howard Hughes Medical Institute
3.50%, 09/01/23	227	240,638
Humana Inc.
2.63%, 10/01/19	320	324,144
3.15%, 12/01/22 (Call 09/01/22)	1,158	1,187,321
3.85%, 10/01/24 (Call 07/01/24)[a]	1,010	1,067,964
3.95%, 03/15/27 (Call 12/15/26)[a]	1,465	1,552,783
Kaiser Foundation Hospitals
3.50%, 04/01/22	320	336,035
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	151,898
3.20%, 02/01/22[a]	325	333,938

Security	Principal (000s)	Value
3.60%, 02/01/25 (Call 11/01/24)	$2,795	$2,891,455
3.75%, 08/23/22 (Call 05/23/22)[a]	1,140	1,194,606
4.63%, 11/15/20 (Call 08/15/20)[a]	950	1,015,027
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)[a]	280	282,223
3.45%, 06/01/26 (Call 03/01/26)	1,810	1,853,892
3.50%, 03/30/25 (Call 12/30/24)[a]	1,910	1,977,251
4.25%, 04/01/24 (Call 01/01/24)	125	134,919
4.70%, 04/01/21	475	512,183
4.75%, 01/30/20[a]	150	159,383
UnitedHealth Group Inc.
1.63%, 03/15/19	1,135	1,134,126
1.70%, 02/15/19	1,380	1,381,573
2.30%, 12/15/19	1,600	1,617,840
2.70%, 07/15/20	1,460	1,495,755
2.75%, 02/15/23 (Call 11/15/22)	1,350	1,372,315
2.88%, 12/15/21[a]	1,440	1,483,762
2.88%, 03/15/22 (Call 12/15/21)	3,950	4,057,440
3.10%, 03/15/26	3,361	3,419,851
3.35%, 07/15/22	2,435	2,560,549
3.38%, 11/15/21 (Call 08/15/21)	2,150	2,252,125
3.38%, 04/15/27	1,250	1,295,812
3.45%, 01/15/27	1,050	1,094,457
3.75%, 07/15/25	2,475	2,634,712
3.88%, 10/15/20 (Call 07/15/20)	550	580,426
4.70%, 02/15/21 (Call 11/15/20)	900	974,655

		70,535,739
HOLDING COMPANIES – DIVERSIFIED — 0.08%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)[a]	1,130	1,147,458

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.88%, 01/15/20 (Call 12/15/19)	$2,515	$2,586,854
4.88%, 11/30/18[a]	850	878,126
FS Investment Corp.
4.00%, 07/15/19[a]	766	780,738
Prospect Capital Corp.
5.00%, 07/15/19	712	735,795

		6,128,971
HOME BUILDERS — 0.06%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	440	449,218
4.75%, 02/15/23 (Call 11/15/22)	1,000	1,091,210
5.75%, 08/15/23 (Call 05/15/23)[a]	1,500	1,725,180
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	1,400	1,476,748

		4,742,356
HOME FURNISHINGS — 0.03%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	525	551,560
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	1,000	1,032,730
Whirlpool Corp.
3.70%, 05/01/25	70	73,190
4.85%, 06/15/21[a]	340	370,957

		2,028,437
HOUSEHOLD PRODUCTS & WARES — 0.11%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	770	771,194
2.88%, 10/01/22	1,000	1,018,210
3.15%, 08/01/27 (Call 05/01/27)	300	300,951
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	750	776,032

Security	Principal (000s)	Value
3.50%, 12/15/24 (Call 09/15/24)	$1,220	$1,276,584
3.80%, 11/15/21	685	724,737
Kimberly-Clark Corp.
1.40%, 02/15/19	345	344,510
2.40%, 03/01/22	720	728,258
2.75%, 02/15/26	850	856,009
3.05%, 08/15/25[a]	730	751,572
7.50%, 11/01/18	544	580,345

		8,128,402
HOUSEWARES — 0.15%
Newell Brands Inc.
2.15%, 10/15/18	490	491,828
2.88%, 12/01/19 (Call 11/01/19)	787	801,489
3.15%, 04/01/21 (Call 03/01/21)	180	185,159
3.85%, 04/01/23 (Call 02/01/23)	2,025	2,144,313
3.90%, 11/01/25 (Call 08/01/25)	650	681,655
4.00%, 06/15/22 (Call 03/15/22)	496	525,209
4.00%, 12/01/24 (Call 09/01/24)	975	1,028,586
4.20%, 04/01/26 (Call 01/01/26)	4,075	4,345,213
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	780	832,681

		11,036,133
INSURANCE — 2.36%
AEGON Funding Co. LLC
5.75%, 12/15/20	680	748,095
Aflac Inc.
2.40%, 03/16/20	869	879,272
2.88%, 10/15/26 (Call 07/15/26)[a]	1,500	1,494,690
3.25%, 03/17/25	70	71,992
3.63%, 06/15/23	640	679,021
3.63%, 11/15/24	1,885	1,997,610
4.00%, 02/15/22[a]	450	483,021

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Alleghany Corp.
4.95%, 06/27/22	$635	$699,732
5.63%, 09/15/20	650	711,997
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	1,026,520
5.50%, 11/15/20[a]	325	352,817
Allstate Corp. (The)
3.15%, 06/15/23	442	458,491
3.28%, 12/15/26 (Call 09/15/26)[a]	2,730	2,811,900
7.45%, 05/16/19	1,123	1,224,295
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[c]	635	698,481
Alterra Finance LLC
6.25%, 09/30/20	450	500,355
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	640	646,778
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	4,716	4,752,077
3.30%, 03/01/21 (Call 02/01/21)	555	574,264
3.38%, 08/15/20[a]	890	923,918
3.75%, 07/10/25 (Call 04/10/25)[a]	1,350	1,402,042
3.90%, 04/01/26 (Call 01/01/26)	3,680	3,844,091
4.13%, 02/15/24	2,518	2,695,796
4.88%, 06/01/22	3,156	3,491,641
5.85%, 01/16/18	570	578,368
6.40%, 12/15/20[a]	1,595	1,802,494
Aon Corp.
5.00%, 09/30/20	1,020	1,104,028
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)[a]	2,195	2,234,620
3.50%, 06/14/24 (Call 03/14/24)	2,130	2,207,170

Security	Principal (000s)	Value
3.88%, 12/15/25 (Call 09/15/25)	$1,000	$1,064,380
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	500	541,470
6.00%, 12/15/20	350	385,242
Assurant Inc.
4.00%, 03/15/23	685	717,866
AXIS Specialty Finance LLC
5.88%, 06/01/20	1,500	1,637,010
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,167
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	5,275	5,292,882
2.90%, 10/15/20	126	130,379
3.00%, 05/15/22[a]	515	536,270
4.25%, 01/15/21[a]	2,598	2,803,138
Berkshire Hathaway Inc.
1.15%, 08/15/18[a]	835	832,428
2.10%, 08/14/19[a]	2,650	2,673,903
2.20%, 03/15/21 (Call 02/15/21)[a]	5,885	5,952,854
3.00%, 02/11/23	1,201	1,243,431
3.13%, 03/15/26 (Call 12/15/25)	3,875	3,963,272
3.40%, 01/31/22[a]	2,750	2,904,797
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[b]	3,000	2,968,620
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	500	530,805
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	425	428,931
2.70%, 03/13/23	180	182,583
2.88%, 11/03/22 (Call 09/03/22)	770	789,982
3.15%, 03/15/25	1,150	1,183,672
3.35%, 05/15/24	2,000	2,092,560
3.35%, 05/03/26 (Call 02/03/26)[a]	1,510	1,564,904
5.90%, 06/15/19	985	1,055,644

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	$715	$716,587
3.95%, 05/15/24 (Call 02/15/24)	440	462,264
4.50%, 03/01/26 (Call 12/01/25)[a]	660	718,153
5.75%, 08/15/21	740	826,358
5.88%, 08/15/20	1,164	1,282,856
7.35%, 11/15/19	105	117,294
Fidelity National Financial Inc.
5.50%, 09/01/22	1,055	1,157,156
First American Financial Corp.
4.60%, 11/15/24	1,000	1,038,600
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,070	1,195,329
5.50%, 03/30/20	227	245,827
6.00%, 01/15/19	1,600	1,687,168
Lincoln National Corp.
3.35%, 03/09/25[a]	640	650,790
3.63%, 12/12/26 (Call 09/15/26)[a]	1,825	1,870,972
4.20%, 03/15/22	563	601,357
4.85%, 06/24/21	650	707,948
6.25%, 02/15/20	550	602,316
8.75%, 07/01/19	830	927,608
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,019	1,025,359
3.75%, 04/01/26 (Call 01/01/26)[a]	1,320	1,384,970
Manulife Financial Corp.
4.15%, 03/04/26	4,525	4,860,936
4.90%, 09/17/20	1,000	1,079,000
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	525	529,326
2.35%, 03/06/20 (Call 02/06/20)	637	643,204
2.55%, 10/15/18 (Call 09/15/18)	455	458,558

Security	Principal (000s)	Value
2.75%, 01/30/22 (Call 12/30/21)	$1,505	$1,532,316
3.30%, 03/14/23 (Call 01/14/23)	175	181,365
3.50%, 06/03/24 (Call 03/03/24)	1,470	1,533,489
3.50%, 03/10/25 (Call 12/10/24)	2,118	2,208,714
4.05%, 10/15/23 (Call 07/15/23)	200	214,012
4.80%, 07/15/21 (Call 04/15/21)	645	704,527
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	3,000	3,073,710
MetLife Inc.
3.00%, 03/01/25	3,823	3,875,260
3.05%, 12/15/22	630	650,897
3.60%, 04/10/24	2,555	2,694,247
4.75%, 02/08/21	2,551	2,778,753
7.72%, 02/15/19	437	474,189
Series D
4.37%, 09/15/23	550	603,746
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	1,000	1,082,150
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,000	1,019,600
4.88%, 10/01/24 (Call 09/01/24)[a]	1,211	1,311,053
PartnerRe Finance B LLC
5.50%, 06/01/20	1,100	1,196,624
Primerica Inc.
4.75%, 07/15/22[a]	410	447,003
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	675	679,016
3.30%, 09/15/22	1,430	1,483,225
3.40%, 05/15/25 (Call 02/15/25)	370	382,369
Progressive Corp. (The)
2.45%, 01/15/27	1,305	1,257,772
3.75%, 08/23/21	405	428,891

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Protective Life Corp.
7.38%, 10/15/19	$950	$1,049,912
Prudential Financial Inc.
2.35%, 08/15/19	110	110,666
3.50%, 05/15/24	4,900	5,155,535
4.50%, 11/16/21[a]	1,335	1,453,655
5.38%, 06/21/20	350	382,197
7.38%, 06/15/19	2,393	2,621,603
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)[c]	1,870	2,005,051
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)[a,c]	275	290,994
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[c]	1,210	1,312,063
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[c]	1,600	1,767,920
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/38 (Call 06/15/18)[c]	1,000	1,050,280
Reinsurance Group of America Inc.
5.00%, 06/01/21[a]	2,345	2,551,594
6.45%, 11/15/19	395	431,711
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	1,000	1,001,590
RenRe North America Holdings Inc.
5.75%, 03/15/20	125	135,670
Torchmark Corp.
3.80%, 09/15/22[a]	410	427,097
9.25%, 06/15/19	325	365,378
Travelers Companies Inc. (The)
3.90%, 11/01/20[a]	1,370	1,447,693
Unum Group
4.00%, 03/15/24	805	849,331
5.63%, 09/15/20[a]	321	351,774

Security	Principal (000s)	Value
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	$2,050	$2,045,428
3.65%, 06/15/26	1,600	1,623,792
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	2,500	2,577,950
Willis Towers Watson PLC
5.75%, 03/15/21[a]	400	441,068
WR Berkley Corp.
4.63%, 03/15/22	640	695,315
5.38%, 09/15/20	300	326,379
7.38%, 09/15/19	750	824,528
XLIT Ltd.
2.30%, 12/15/18	1,150	1,156,520
4.45%, 03/31/25	550	576,153
5.75%, 10/01/21[a]	1,000	1,127,010
6.38%, 11/15/24	20	23,923

		173,380,410
INTERNET — 0.85%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	4,165	4,206,817
3.13%, 11/28/21 (Call 09/28/21)	2,790	2,872,444
3.60%, 11/28/24 (Call 08/28/24)[a]	3,280	3,437,866
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)[a]	5,500	5,210,425
3.38%, 02/25/24	1,234	1,306,855
3.63%, 05/19/21	1,890	2,009,524
Amazon.com Inc.
1.90%, 08/21/20[b]	120	120,480
2.40%, 02/22/23 (Call 01/22/23)[b]	1,585	1,592,988
2.50%, 11/29/22 (Call 08/29/22)	1,660	1,682,526
2.60%, 12/05/19 (Call 11/05/19)	3,045	3,101,759
2.80%, 08/22/24 (Call 06/22/24)[b]	1,515	1,537,210
3.15%, 08/22/27 (Call 05/22/27)[b]	2,300	2,341,308

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.30%, 12/05/21 (Call 10/05/21)[a]	$1,900	$1,992,093
3.80%, 12/05/24 (Call 09/05/24)[a]	4,675	5,035,115
Baidu Inc.
2.75%, 06/09/19	2,600	2,623,634
3.50%, 11/28/22	2,200	2,282,742
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	2,810	2,826,270
2.60%, 07/15/22 (Call 04/15/22)[a]	947	949,576
2.75%, 01/30/23 (Call 12/30/22)	1,000	1,001,500
2.88%, 08/01/21 (Call 06/01/21)	1,250	1,276,213
3.25%, 10/15/20 (Call 07/15/20)	1,450	1,498,053
3.45%, 08/01/24 (Call 05/01/24)	1,525	1,559,648
3.60%, 06/05/27 (Call 03/05/27)	1,250	1,247,988
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	1,445	1,544,821
5.00%, 02/15/26 (Call 11/15/25)[a]	1,000	1,103,290
5.95%, 08/15/20	2,050	2,247,887
JD.com Inc.
3.13%, 04/29/21	1,000	1,005,730
3.88%, 04/29/26	730	737,796
Priceline Group Inc. (The)
2.75%, 03/15/23 (Call 02/15/23)	2,835	2,850,564
3.60%, 06/01/26 (Call 03/01/26)	405	414,756
3.65%, 03/15/25 (Call 12/15/24)	605	624,499

		62,242,377
IRON & STEEL — 0.23%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	1,950	2,087,300

Security	Principal (000s)	Value
4.13%, 09/15/22 (Call 06/15/22)[a]	$500	$537,140
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	762	814,540
Vale Overseas Ltd.
4.38%, 01/11/22	1,510	1,592,703
4.63%, 09/15/20[a]	1,000	1,064,580
5.63%, 09/15/19	2,250	2,423,610
5.88%, 06/10/21[a]	5,300	5,877,117
6.25%, 08/10/26	2,450	2,787,144

		17,184,134
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20[a]	515	545,009
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	525	546,446

		1,091,455
LODGING — 0.15%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[a]	1,190	1,226,235
5.38%, 08/15/21 (Call 05/15/21)[a]	363	399,398
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	1,350	1,341,238
2.88%, 03/01/21 (Call 02/01/21)	1,195	1,217,227
3.00%, 03/01/19 (Call 12/01/18)	265	268,840
3.13%, 02/15/23 (Call 11/15/22)[a]	725	729,031
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,027,330
3.38%, 10/15/20 (Call 07/15/20)	435	449,325
3.75%, 03/15/25 (Call 12/15/24)	880	919,591
Series N
3.13%, 10/15/21 (Call 07/15/21)	700	719,075

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series R
3.13%, 06/15/26 (Call 03/15/26)	$1,150	$1,151,357
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	250	248,720
4.25%, 03/01/22 (Call 12/01/21)	325	329,758
5.10%, 10/01/25 (Call 07/01/25)[a]	490	518,386
5.63%, 03/01/21	565	598,307

		11,143,818
MACHINERY — 0.91%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	2,810	2,794,545
1.70%, 08/09/21	3,100	3,056,600
1.80%, 11/13/18	1,150	1,152,622
1.93%, 10/01/21	624	619,476
2.00%, 03/05/20	1,110	1,114,729
2.10%, 06/09/19	4,100	4,128,126
2.10%, 01/10/20	1,450	1,461,165
2.25%, 12/01/19	1,168	1,180,136
2.40%, 06/06/22	2,000	2,019,460
2.50%, 11/13/20[a]	550	558,509
2.63%, 03/01/23	1,360	1,375,667
2.85%, 06/01/22[a]	115	117,897
3.25%, 12/01/24[a]	320	332,957
7.15%, 02/15/19	980	1,056,048
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	2,450	2,493,389
3.40%, 05/15/24 (Call 02/15/24)[a]	1,190	1,249,750
3.90%, 05/27/21	2,693	2,881,537
7.90%, 12/15/18	299	322,397
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	523	556,707
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	630	641,705
4.38%, 10/16/19	578	610,339

Security	Principal (000s)	Value
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	$1,100	$1,125,388
4.00%, 11/15/23 (Call 08/15/23)	115	119,745
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	262,888
John Deere Capital Corp.
1.25%, 10/09/19	1,300	1,288,092
1.95%, 12/13/18	1,160	1,165,788
1.95%, 01/08/19	3,309	3,328,457
2.05%, 03/10/20	1,740	1,752,006
2.20%, 03/13/20	780	788,174
2.25%, 04/17/19	1,252	1,265,058
2.30%, 09/16/19	615	622,269
2.55%, 01/08/21	530	540,139
2.65%, 01/06/22[a]	955	974,310
2.65%, 06/24/24	2,210	2,221,404
2.65%, 06/10/26[a]	2,450	2,426,529
2.75%, 03/15/22	1,089	1,114,210
2.80%, 03/04/21	1,005	1,030,879
2.80%, 03/06/23	3,035	3,105,321
3.15%, 10/15/21	1,130	1,177,822
3.35%, 06/12/24	545	570,898
3.90%, 07/12/21	1,150	1,226,187
Series 0014
2.45%, 09/11/20	11	11,173
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	640	641,850
2.88%, 03/01/25 (Call 12/01/24)	509	511,657
Roper Technologies Inc.
2.05%, 10/01/18	1,025	1,027,234
2.80%, 12/15/21 (Call 11/15/21)	1,100	1,114,509
3.00%, 12/15/20 (Call 11/15/20)[a]	675	691,646
3.13%, 11/15/22 (Call 08/15/22)[a]	1,600	1,644,096
3.80%, 12/15/26 (Call 09/15/26)	2,005	2,091,014
6.25%, 09/01/19	275	297,696

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	$1,230	$1,226,162
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)[a]	1,105	1,118,934
4.88%, 10/01/21	800	873,296

		67,078,592
MANUFACTURING — 0.86%
3M Co.
1.38%, 08/07/18[a]	875	874,956
1.63%, 06/15/19	950	951,131
2.00%, 06/26/22[a]	2,695	2,699,258
2.25%, 09/19/26 (Call 06/19/26)[a]	3,490	3,356,787
3.00%, 08/07/25	1,019	1,046,798
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	950	982,471
Crane Co.
2.75%, 12/15/18	490	495,170
4.45%, 12/15/23 (Call 09/15/23)	500	532,245
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	1,000	1,028,860
4.30%, 03/01/21 (Call 12/01/20)	650	693,667
Eaton Corp.
2.75%, 11/02/22	830	843,180
6.95%, 03/20/19[a]	475	511,029
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	4,589	4,639,295
2.70%, 10/09/22	5,477	5,619,895
3.10%, 01/09/23	1,041	1,088,678
3.15%, 09/07/22	1,160	1,212,316
3.38%, 03/11/24	835	881,242
3.45%, 05/15/24 (Call 02/13/24)	1,884	1,992,914
4.38%, 09/16/20	1,064	1,141,938
4.63%, 01/07/21[a]	903	982,392
4.65%, 10/17/21	3,080	3,397,887

Security	Principal (000s)	Value
5.30%, 02/11/21	$3,797	$4,204,836
5.50%, 01/08/20	2,377	2,580,590
6.00%, 08/07/19[a]	3,825	4,137,043
Series A
5.55%, 05/04/20	682	747,131
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	1,500	1,556,460
Illinois Tool Works Inc.
1.95%, 03/01/19	920	924,278
2.65%, 11/15/26 (Call 08/15/26)	1,830	1,812,395
3.38%, 09/15/21 (Call 06/15/21)[a]	640	672,838
3.50%, 03/01/24 (Call 12/01/23)	1,469	1,554,261
6.25%, 04/01/19	1,076	1,151,385
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500	507,035
4.25%, 06/15/23	1,650	1,788,782
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	70,912
3.55%, 11/01/24 (Call 08/01/24)[a]	615	641,580
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)[b]	435	443,926
3.30%, 11/21/24 (Call 08/21/24)	984	1,026,489
3.50%, 09/15/22	465	489,533
Textron Inc.
3.65%, 03/01/21	240	249,377
3.65%, 03/15/27 (Call 12/15/26)[a]	440	451,088
3.88%, 03/01/25 (Call 12/01/24)	820	857,564
4.00%, 03/15/26 (Call 12/15/25)	480	505,493
5.60%, 12/01/17	730	735,205
5.95%, 09/21/21 (Call 06/21/21)	290	325,087

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	$375	$378,904

		62,784,301
MEDIA — 2.41%
21st Century Fox America Inc.
3.00%, 09/15/22	2,115	2,163,391
3.38%, 11/15/26 (Call 08/15/26)	1,585	1,604,464
3.70%, 09/15/24 (Call 06/15/24)	920	966,920
3.70%, 10/15/25 (Call 07/15/25)[a]	470	490,285
4.00%, 10/01/23	800	855,512
4.50%, 02/15/21	358	384,589
5.65%, 08/15/20	1,200	1,318,056
6.90%, 03/01/19	1,150	1,233,179
8.88%, 04/26/23	500	648,650
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	1,000	1,007,360
2.50%, 02/15/23 (Call 01/15/23)	3,000	2,986,890
2.90%, 01/15/27 (Call 10/15/26)[a]	4,800	4,600,848
3.38%, 03/01/22 (Call 12/01/21)[a]	1,725	1,793,465
3.50%, 01/15/25 (Call 10/15/24)	1,725	1,760,656
3.70%, 08/15/24 (Call 05/15/24)	1,240	1,290,753
4.30%, 02/15/21 (Call 11/15/20)[a]	1,000	1,063,040
5.75%, 04/15/20	575	627,802
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	5,765	5,911,546
4.46%, 07/23/22 (Call 05/23/22)	2,480	2,623,319
4.91%, 07/23/25 (Call 04/23/25)	7,730	8,273,883

Security	Principal (000s)	Value
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	$940	$1,260,070
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)[a]	710	695,736
2.35%, 01/15/27 (Call 10/15/26)	690	649,518
2.75%, 03/01/23 (Call 02/01/23)	7,446	7,570,869
2.85%, 01/15/23	3,550	3,624,905
3.00%, 02/01/24 (Call 01/01/24)	870	888,566
3.13%, 07/15/22	3,700	3,851,145
3.15%, 03/01/26 (Call 12/01/25)[a]	3,760	3,801,999
3.38%, 02/15/25 (Call 11/15/24)	1,760	1,823,694
3.38%, 08/15/25 (Call 05/15/25)	3,304	3,400,246
3.60%, 03/01/24	1,210	1,277,554
5.15%, 03/01/20	2,348	2,539,785
5.70%, 07/01/19	2,100	2,249,772
Discovery Communications LLC
3.25%, 04/01/23	1,200	1,206,648
3.30%, 05/15/22[a]	3,300	3,345,012
3.80%, 03/13/24 (Call 01/13/24)[a]	245	249,775
4.38%, 06/15/21[a]	850	900,822
4.90%, 03/11/26 (Call 12/11/25)[a]	2,950	3,155,526
5.05%, 06/01/20	819	876,658
5.63%, 08/15/19[a]	419	445,648
Historic TW Inc.
9.15%, 02/01/23	600	777,738
NBCUniversal Media LLC
2.88%, 01/15/23[a]	2,200	2,248,752
4.38%, 04/01/21	3,175	3,432,842
5.15%, 04/30/20	5,839	6,342,205
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	1,065	1,087,099
8.63%, 01/15/19[a]	335	363,294

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	$1,145	$1,154,710
2.80%, 06/15/20 (Call 05/15/20)	925	934,944
3.90%, 11/15/24 (Call 08/15/24)	1,464	1,515,284
3.95%, 06/15/25 (Call 03/15/25)	70	71,754
TCI Communications Inc.
7.88%, 02/15/26	1,150	1,545,968
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	1,250	1,320,937
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,053,730
4.30%, 11/23/23 (Call 08/23/23)	1,100	1,182,654
4.70%, 10/15/19	250	263,473
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,054	2,138,296
4.13%, 02/15/21 (Call 11/15/20)	1,925	2,009,007
5.00%, 02/01/20	3,362	3,567,754
8.25%, 04/01/19	185	202,024
8.75%, 02/14/19	2,796	3,051,918
Time Warner Companies Inc.
7.57%, 02/01/24	500	627,620
Time Warner Entertainment Co. LP
8.38%, 03/15/23	940	1,178,713
Time Warner Inc.
2.10%, 06/01/19	1,080	1,082,117
2.95%, 07/15/26 (Call 04/15/26)	1,955	1,854,982
3.40%, 06/15/22	1,655	1,713,703
3.55%, 06/01/24 (Call 03/01/24)	850	870,120
3.60%, 07/15/25 (Call 04/15/25)	8,331	8,437,887
3.80%, 02/15/27 (Call 11/15/26)	259	260,536
3.88%, 01/15/26 (Call 10/15/25)	250	255,143

Security	Principal (000s)	Value
4.00%, 01/15/22	$920	$972,734
4.05%, 12/15/23[a]	500	532,010
4.70%, 01/15/21	2,557	2,751,383
4.75%, 03/29/21	1,330	1,438,062
4.88%, 03/15/20	1,345	1,436,191
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	427	431,829
3.13%, 06/15/22 (Call 03/15/22)[a]	875	875,770
3.45%, 10/04/26 (Call 07/04/26)	2,500	2,414,975
3.88%, 12/15/21[a]	1,360	1,413,353
3.88%, 04/01/24 (Call 01/01/24)	1,505	1,522,684
4.25%, 09/01/23 (Call 06/01/23)	2,765	2,858,512
4.50%, 03/01/21[a]	1,250	1,321,975
5.63%, 09/15/19	670	714,917
Walt Disney Co. (The)
0.88%, 07/12/19	850	838,797
1.50%, 09/17/18	485	484,908
1.80%, 06/05/20	2,000	2,003,560
1.85%, 05/30/19	2,950	2,962,626
1.85%, 07/30/26[a]	1,875	1,739,137
2.15%, 09/17/20	950	959,291
2.30%, 02/12/21	2,000	2,028,100
2.35%, 12/01/22	1,300	1,313,455
2.55%, 02/15/22	1,200	1,221,300
2.75%, 08/16/21[a]	900	928,386
2.95%, 06/15/27[a]	2,150	2,166,813
3.00%, 02/13/26[a]	1,895	1,928,314
3.15%, 09/17/25[a]	815	840,827
3.75%, 06/01/21	1,828	1,944,700
5.50%, 03/15/19	550	582,049

		176,590,418
METAL FABRICATE & HARDWARE — 0.05%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	875	887,626
2.50%, 01/15/23 (Call 10/15/22)	1,675	1,692,001
3.25%, 06/15/25 (Call 03/15/25)	1,200	1,238,448

		3,818,075

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
MINING — 0.34%
Barrick Gold Corp.
3.85%, 04/01/22	$450	$483,138
4.10%, 05/01/23	1,909	2,099,652
Barrick North America Finance LLC
4.40%, 05/30/21	2,418	2,614,801
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	1,695	1,753,308
3.85%, 09/30/23	5,330	5,806,342
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)[a]	1,500	1,562,790
3.70%, 03/15/23 (Call 12/15/22)[a]	1,780	1,859,228
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,618	1,681,571
5.13%, 10/01/19	958	1,013,037
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	2,750	2,928,475
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	61	62,344
Southern Copper Corp.
3.50%, 11/08/22	1,450	1,499,662
3.88%, 04/23/25[a]	20	20,811
5.38%, 04/16/20	875	946,059
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	525	532,917

		24,864,135
MULTI-NATIONAL — 0.08%
FMS Wertmanagement AoeR
2.00%, 08/01/22	3,500	3,515,540
International Bank for Reconstruction & Development
1.63%, 09/04/20	2,000	2,002,340

		5,517,880
OFFICE & BUSINESS EQUIPMENT — 0.10%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)[a]	960	959,126

Security	Principal (000s)	Value
4.63%, 03/15/24 (Call 12/15/23)[a]	$980	$1,005,970
Xerox Corp.
2.75%, 09/01/20[a]	961	965,007
3.80%, 05/15/24	416	418,721
4.07%, 03/17/22[b]	2,738	2,827,368
4.50%, 05/15/21	787	830,734

		7,006,926
OIL & GAS — 5.10%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	1,000	992,590
4.85%, 03/15/21 (Call 02/15/21)[a]	500	531,575
5.55%, 03/15/26 (Call 12/15/25)[a]	2,200	2,457,070
6.95%, 06/15/19	1,200	1,295,208
8.70%, 03/15/19	789	863,789
Andeavor
5.13%, 12/15/26 (Call 09/15/26)[b]	1,550	1,681,285
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	725	712,479
3.25%, 04/15/22 (Call 01/15/22)	412	419,573
3.63%, 02/01/21 (Call 11/01/20)[a]	2,550	2,641,494
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	1,515	1,516,697
2.24%, 05/10/19	3,425	3,455,106
2.32%, 02/13/20	3,560	3,600,121
2.50%, 11/06/22	1,250	1,253,538
2.52%, 01/15/20[a]	1,359	1,382,320
2.75%, 05/10/23	5,310	5,345,418
3.06%, 03/17/22	500	516,585
3.12%, 05/04/26 (Call 02/04/26)[a]	2,770	2,801,024
3.22%, 11/28/23 (Call 09/28/23)	1,050	1,080,870
3.22%, 04/14/24 (Call 02/14/24)	2,055	2,114,718

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.25%, 05/06/22	$5,242	$5,455,192
3.51%, 03/17/25	1,440	1,501,546
3.54%, 11/04/24	5,115	5,330,648
3.56%, 11/01/21	3,286	3,463,017
3.59%, 04/14/27 (Call 01/14/27)[a]	500	518,975
3.81%, 02/10/24	650	691,366
3.99%, 09/26/23	3,000	3,223,710
4.50%, 10/01/20	1,666	1,792,000
4.74%, 03/11/21	598	652,920
4.75%, 03/10/19	3,063	3,202,765
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	405	405,660
3.45%, 11/15/21 (Call 08/15/21)	2,280	2,356,813
3.80%, 04/15/24 (Call 01/15/24)	335	343,904
3.85%, 06/01/27 (Call 03/01/27)	2,880	2,882,563
3.90%, 02/01/25 (Call 11/01/24)	790	809,489
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)[a,b]	3,000	2,903,640
Chevron Corp.
1.56%, 05/16/19	3,200	3,198,592
1.79%, 11/16/18	3,750	3,761,737
1.96%, 03/03/20 (Call 02/03/20)	3,190	3,210,480
1.99%, 03/03/20[a]	1,625	1,636,733
2.10%, 05/16/21 (Call 04/15/21)	1,650	1,659,735
2.19%, 11/15/19 (Call 10/15/19)	750	758,385
2.36%, 12/05/22 (Call 09/05/22)	3,350	3,370,535
2.41%, 03/03/22 (Call 01/03/22)[a]	805	815,256
2.42%, 11/17/20 (Call 10/17/20)[a]	2,425	2,465,837
2.43%, 06/24/20 (Call 05/24/20)	965	982,302

Security	Principal (000s)	Value
2.57%, 05/16/23 (Call 03/16/23)	$2,550	$2,582,359
2.95%, 05/16/26 (Call 02/16/26)[a]	6,225	6,289,242
3.19%, 06/24/23 (Call 03/24/23)	3,050	3,188,378
3.33%, 11/17/25 (Call 08/17/25)[a]	3,675	3,832,951
4.95%, 03/03/19	2,096	2,199,438
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	600	610,254
4.38%, 06/01/24 (Call 03/01/24)	1,292	1,370,489
CNOOC Finance 2013 Ltd
3.00%, 05/09/23[a]	3,550	3,582,411
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	3,450	3,473,011
CNOOC Finance 2015 USA LLC 2015
3.50%, 05/05/25	6,550	6,729,666
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	950	1,020,690
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	1,500	1,559,235
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	4,125	4,154,906
2.40%, 12/15/22 (Call 09/15/22)	1,094	1,090,193
2.88%, 11/15/21 (Call 09/15/21)	1,190	1,218,358
3.35%, 11/15/24 (Call 08/15/24)	695	718,971
3.35%, 05/15/25 (Call 02/15/25)[a]	842	869,079
4.20%, 03/15/21 (Call 02/15/21)	1,465	1,566,788
4.95%, 03/15/26 (Call 12/15/25)	1,985	2,231,577

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	$1,757	$1,777,961
4.00%, 07/15/21 (Call 04/15/21)	250	260,905
5.85%, 12/15/25 (Call 09/15/25)[a]	1,500	1,718,160
Ecopetrol SA
4.13%, 01/16/25	450	452,192
4.25%, 09/18/18	1,500	1,535,010
5.38%, 06/26/26 (Call 03/26/26)	2,710	2,888,264
5.88%, 09/18/23	4,750	5,277,392
7.63%, 07/23/19	635	698,945
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	875	900,821
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,082	1,093,112
2.63%, 03/15/23 (Call 12/15/22)	2,087	2,091,612
3.15%, 04/01/25 (Call 01/01/25)[a]	560	561,467
4.10%, 02/01/21	669	707,675
4.15%, 01/15/26 (Call 10/15/25)[a]	530	564,418
4.40%, 06/01/20[a]	1,200	1,271,184
5.63%, 06/01/19	1,046	1,113,028
6.88%, 10/01/18	495	520,493
EQT Corp.
4.88%, 11/15/21	790	853,974
8.13%, 06/01/19	400	438,736
Exxon Mobil Corp.
1.71%, 03/01/19	3,900	3,911,505
1.82%, 03/15/19 (Call 02/15/19)	3,300	3,314,058
1.91%, 03/06/20 (Call 02/06/20)[a]	3,261	3,279,131
2.22%, 03/01/21 (Call 02/01/21)	4,354	4,407,554
2.40%, 03/06/22 (Call 01/06/22)[a]	1,620	1,641,692

Security	Principal (000s)	Value
2.71%, 03/06/25 (Call 12/06/24)[a]	$5,200	$5,284,500
2.73%, 03/01/23 (Call 01/01/23)[a]	3,150	3,229,191
3.04%, 03/01/26 (Call 12/01/25)[a]	3,080	3,163,129
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	410	399,857
4.30%, 04/01/27 (Call 01/01/27)[a]	2,500	2,448,050
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)[a]	720	783,425
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	1,825	1,874,184
6.15%, 06/15/19	150	160,319
7.25%, 12/15/19[a]	2,675	2,968,126
Kerr-McGee Corp.
6.95%, 07/01/24	1,200	1,421,736
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	410	409,906
2.80%, 11/01/22 (Call 08/01/22)[a]	1,425	1,391,969
3.85%, 06/01/25 (Call 03/01/25)	1,393	1,376,758
4.40%, 07/15/27 (Call 04/15/27)	2,000	2,021,300
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	1,078	1,115,558
3.63%, 09/15/24 (Call 06/15/24)	686	700,783
5.13%, 03/01/21	1,346	1,466,131
Nexen Energy ULC
6.20%, 07/30/19	1,800	1,917,090
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	812	833,607
4.15%, 12/15/21 (Call 09/15/21)	1,693	1,792,718

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	$5,950	$6,041,392
3.13%, 02/15/22 (Call 11/15/21)	454	471,093
3.40%, 04/15/26 (Call 01/15/26)	1,945	1,994,987
3.50%, 06/15/25 (Call 03/15/25)	1,385	1,433,073
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,790	1,905,580
Petroleos Mexicanos
3.50%, 01/30/23	4,470	4,431,200
4.25%, 01/15/25	3,725	3,737,888
4.50%, 01/23/26[a]	3,000	3,025,080
4.63%, 09/21/23[a]	2,000	2,085,460
4.88%, 01/24/22	2,620	2,755,349
4.88%, 01/18/24	3,070	3,202,931
5.50%, 02/04/19	100	104,610
5.50%, 01/21/21	6,500	6,979,245
6.00%, 03/05/20	3,036	3,279,730
6.38%, 02/04/21	2,500	2,757,125
6.50%, 03/13/27[b]	8,000	8,960,960
6.88%, 08/04/26[a]	6,000	6,898,140
8.00%, 05/03/19	5,000	5,475,300
Phillips 66
4.30%, 04/01/22	3,019	3,245,244
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,710	1,765,900
3.95%, 07/15/22 (Call 04/15/22)	3,450	3,640,819
7.50%, 01/15/20	350	391,265
Sasol Financing International Ltd.
4.50%, 11/14/22[a]	2,000	2,071,860
Shell International Finance BV
1.38%, 09/12/19[a]	100	99,530
1.63%, 11/10/18	6,051	6,057,293
1.75%, 09/12/21[a]	1,550	1,533,617
1.88%, 05/10/21[a]	3,300	3,290,496
1.90%, 08/10/18[a]	1,011	1,014,720
2.00%, 11/15/18	1,815	1,825,382
2.13%, 05/11/20	7,423	7,499,383

Security	Principal (000s)	Value
2.25%, 11/10/20	$116	$117,322
2.25%, 01/06/23[a]	1,150	1,147,298
2.38%, 08/21/22[a]	1,050	1,059,776
2.50%, 09/12/26	3,695	3,603,142
2.88%, 05/10/26	3,400	3,417,544
3.25%, 05/11/25	2,630	2,726,810
3.40%, 08/12/23	2,250	2,368,485
4.30%, 09/22/19	3,434	3,614,422
4.38%, 03/25/20	2,788	2,968,997
Statoil ASA
1.95%, 11/08/18	2,750	2,761,440
2.45%, 01/17/23	3,545	3,564,037
2.65%, 01/15/24	400	400,876
2.75%, 11/10/21	1,000	1,025,090
2.90%, 11/08/20	650	667,888
3.15%, 01/23/22	508	526,872
3.25%, 11/10/24	2,700	2,797,119
5.25%, 04/15/19	2,479	2,616,956
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	2,000	2,065,200
Total Capital Canada Ltd.
2.75%, 07/15/23	1,045	1,064,949
Total Capital International SA
2.10%, 06/19/19[a]	850	857,268
2.13%, 01/10/19	2,750	2,769,607
2.70%, 01/25/23[a]	2,350	2,394,180
2.75%, 06/19/21	1,103	1,134,921
2.88%, 02/17/22	1,250	1,285,600
3.70%, 01/15/24	2,546	2,709,148
3.75%, 04/10/24[a]	1,575	1,681,187
Total Capital SA
2.13%, 08/10/18[a]	534	537,108
4.13%, 01/28/21[a]	1,070	1,145,456
4.45%, 06/24/20[a]	2,061	2,212,587
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,515	1,505,122
3.65%, 03/15/25	1,135	1,165,327
6.13%, 02/01/20	819	894,610
9.38%, 03/15/19	956	1,059,554

		374,221,432

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.20%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	$601	$621,386
7.50%, 11/15/18	634	676,567
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[a]	2,445	2,448,643
3.25%, 11/15/21 (Call 08/15/21)[a]	605	625,098
3.50%, 08/01/23 (Call 05/01/23)	1,099	1,143,498
3.80%, 11/15/25 (Call 08/15/25)	4,046	4,181,258
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	2,145	2,097,188
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	410	406,872
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	760	810,046
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[b]	1,410	1,415,626

		14,426,182
PACKAGING & CONTAINERS — 0.08%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	485	475,819
4.50%, 10/15/21 (Call 07/15/21)[a]	275	294,995
6.80%, 08/01/19	555	603,296
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	695	719,235
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,096,149
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)[b]	1,000	1,005,810

Security	Principal (000s)	Value
WestRock RKT Co.
3.50%, 03/01/20	$550	$566,296
4.00%, 03/01/23 (Call 12/01/22)	455	483,765
4.90%, 03/01/22	885	971,810

		6,217,175
PHARMACEUTICALS — 3.67%
AbbVie Inc.
2.00%, 11/06/18[a]	2,836	2,845,954
2.30%, 05/14/21 (Call 04/14/21)[a]	1,990	1,994,637
2.50%, 05/14/20 (Call 04/14/20)[a]	6,790	6,876,844
2.85%, 05/14/23 (Call 03/14/23)[a]	92	92,855
2.90%, 11/06/22	5,445	5,535,714
3.20%, 11/06/22 (Call 09/06/22)[a]	1,500	1,546,500
3.20%, 05/14/26 (Call 02/14/26)	6,740	6,741,146
3.60%, 05/14/25 (Call 02/14/25)	7,995	8,263,552
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	2,900	2,977,227
6.13%, 08/15/19	1,195	1,289,525
Allergan Funding SCS
2.45%, 06/15/19	2,095	2,114,819
3.00%, 03/12/20 (Call 02/12/20)	3,985	4,065,178
3.45%, 03/15/22 (Call 01/15/22)	2,642	2,745,223
3.80%, 03/15/25 (Call 12/15/24)[a]	7,555	7,898,677
3.85%, 06/15/24 (Call 03/15/24)	3,826	4,035,588
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	1,985	1,989,446
3.38%, 09/15/20	393	406,052
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	437	446,444

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.40%, 05/15/24 (Call 02/15/24)	$1,750	$1,809,815
3.50%, 11/15/21 (Call 08/15/21)[a]	540	564,062
AstraZeneca PLC
1.75%, 11/16/18	2,970	2,969,881
1.95%, 09/18/19	845	845,194
2.38%, 11/16/20	1,000	1,007,860
2.38%, 06/12/22 (Call 05/12/22)	2,000	1,994,260
3.38%, 11/16/25	6,400	6,543,232
Bristol-Myers Squibb Co.
1.60%, 02/27/19	1,100	1,099,780
2.00%, 08/01/22	1,296	1,290,116
3.25%, 11/01/23[a]	650	682,903
3.25%, 02/27/27[a]	820	846,921
Cardinal Health Inc.
1.95%, 06/14/19	2,000	2,003,000
2.40%, 11/15/19	1,000	1,007,730
2.62%, 06/15/22 (Call 05/15/22)	1,500	1,507,485
3.20%, 06/15/22	270	278,308
3.20%, 03/15/23	1,840	1,892,072
3.41%, 06/15/27 (Call 03/15/27)[a]	1,650	1,669,454
3.75%, 09/15/25 (Call 06/15/25)[a]	885	930,268
4.63%, 12/15/20	1,350	1,449,684
Eli Lilly & Co.
1.95%, 03/15/19[a]	1,300	1,308,320
2.35%, 05/15/22	1,455	1,469,812
2.75%, 06/01/25 (Call 03/01/25)[a]	225	227,588
3.10%, 05/15/27 (Call 02/15/27)	2,085	2,133,768
Express Scripts Holding Co.
2.25%, 06/15/19	1,115	1,120,408
3.30%, 02/25/21 (Call 01/25/21)[a]	315	325,452
3.40%, 03/01/27 (Call 12/01/26)[a]	6,000	5,970,600
3.90%, 02/15/22[a]	1,020	1,076,630
4.50%, 02/25/26 (Call 11/27/25)[a]	5,000	5,386,500

Security	Principal (000s)	Value
4.75%, 11/15/21	$2,425	$2,642,498
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,727	1,772,282
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,491	1,531,153
Johnson & Johnson
1.13%, 03/01/19[a]	2,705	2,694,478
1.65%, 12/05/18	323	324,008
1.65%, 03/01/21 (Call 02/01/21)	3,600	3,592,980
1.88%, 12/05/19[a]	850	856,256
2.05%, 03/01/23 (Call 01/01/23)	1,365	1,364,904
2.45%, 12/05/21	315	322,947
2.45%, 03/01/26 (Call 12/01/25)[a]	3,490	3,447,736
2.95%, 09/01/20	510	530,104
3.38%, 12/05/23[a]	388	418,101
3.55%, 05/15/21	1,450	1,538,044
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	1,463	1,476,562
2.85%, 03/15/23 (Call 12/15/22)	425	428,094
3.80%, 03/15/24 (Call 12/15/23)[a]	1,845	1,950,589
4.75%, 03/01/21 (Call 12/01/20)	1,045	1,126,698
7.50%, 02/15/19	1,090	1,175,423
Mead Johnson Nutrition Co.
3.00%, 11/15/20[a]	780	803,291
4.13%, 11/15/25 (Call 08/15/25)	1,200	1,308,540
4.90%, 11/01/19	375	399,765
Medco Health Solutions Inc.
4.13%, 09/15/20	500	527,225
Merck & Co. Inc.
1.85%, 02/10/20	1,392	1,398,473
2.35%, 02/10/22	3,535	3,591,807
2.75%, 02/10/25 (Call 11/10/24)	8,463	8,521,818
2.80%, 05/18/23[a]	2,825	2,901,529
3.88%, 01/15/21 (Call 10/15/20)	1,521	1,615,302

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	$838	$887,576
Mylan Inc.
2.55%, 03/28/19	3,350	3,363,400
Mylan NV
3.00%, 12/15/18	300	302,883
3.15%, 06/15/21 (Call 05/15/21)[a]	2,565	2,598,602
3.95%, 06/15/26 (Call 03/15/26)[a]	5,550	5,656,504
Novartis Capital Corp.
1.80%, 02/14/20	850	854,293
2.40%, 05/17/22 (Call 04/17/22)	2,850	2,887,506
2.40%, 09/21/22[a]	2,050	2,075,912
3.00%, 11/20/25 (Call 08/20/25)	2,900	2,967,425
3.10%, 05/17/27 (Call 02/17/27)	1,000	1,024,080
3.40%, 05/06/24	3,245	3,421,171
4.40%, 04/24/20	386	412,379
Novartis Securities Investment Ltd.
5.13%, 02/10/19	5,188	5,444,858
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	407	421,025
3.50%, 12/15/21 (Call 10/15/21)	1,475	1,528,852
3.90%, 12/15/24 (Call 09/15/24)	1,250	1,287,125
Pfizer Inc.
1.45%, 06/03/19	3,300	3,295,314
1.70%, 12/15/19	4,850	4,860,427
1.95%, 06/03/21	2,200	2,210,076
2.10%, 05/15/19	2,950	2,979,854
2.20%, 12/15/21[a]	1,610	1,627,452
2.75%, 06/03/26	4,150	4,148,423
3.00%, 06/15/23[a]	1,175	1,225,901
3.00%, 12/15/26[a]	1,250	1,274,600
3.40%, 05/15/24[a]	840	888,720
5.20%, 08/12/20	100	110,048
Pharmacia LLC
6.50%, 12/01/18	1,525	1,612,108

Security	Principal (000s)	Value
Sanofi
4.00%, 03/29/21	$1,182	$1,264,078
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19[a]	4,230	4,217,733
2.40%, 09/23/21 (Call 08/23/21)[a]	6,355	6,316,552
2.88%, 09/23/23 (Call 07/23/23)	3,825	3,803,886
3.20%, 09/23/26 (Call 06/23/26)	7,455	7,344,368
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	1,291	1,237,049
Series 2
3.65%, 11/10/21	1,944	1,941,920
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	648	644,099
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	1,125	1,099,654
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	1,175	1,148,551
2.20%, 07/21/21	4,685	4,460,729
2.80%, 07/21/23	6,960	6,556,042
3.15%, 10/01/26[a]	3,545	3,249,737
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	5,500	5,692,280
3.45%, 11/13/20 (Call 10/13/20)	370	384,463
4.50%, 11/13/25 (Call 08/13/25)	870	967,388

		269,232,134
PIPELINES — 2.82%
Boardwalk Pipelines LP
5.75%, 09/15/19	2,200	2,333,122
5.95%, 06/01/26 (Call 03/01/26)	1,090	1,224,571
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	3,350	3,356,231

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.15%, 07/01/23 (Call 04/01/23)	$587	$613,086
4.35%, 10/15/24 (Call 07/15/24)	505	525,897
4.88%, 02/01/21 (Call 11/01/20)	475	504,711
5.50%, 08/15/19	500	526,960
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	3,965	4,076,020
4.50%, 06/01/25 (Call 03/01/25)[a]	480	516,691
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	650	781,112
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	500	497,260
3.90%, 05/15/24 (Call 02/15/24)[a]	618	617,537
4.40%, 03/15/27 (Call 12/15/26)[a]	2,450	2,495,300
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	150	158,001
4.38%, 10/15/20 (Call 09/15/20)	1,000	1,055,650
5.20%, 03/15/20	320	341,888
5.88%, 10/15/25 (Call 07/15/25)[a]	1,000	1,148,260
9.88%, 03/01/19	1,535	1,708,378
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	350	352,842
3.50%, 06/10/24 (Call 03/10/24)[a]	515	523,590
3.70%, 07/15/27 (Call 04/15/27)	510	514,529
4.25%, 12/01/26 (Call 09/01/26)	1,716	1,805,850
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	1,200	1,218,060
4.05%, 03/15/25 (Call 12/15/24)[a]	775	786,369

Security	Principal (000s)	Value
4.15%, 10/01/20 (Call 08/01/20)	$1,555	$1,628,349
4.65%, 06/01/21 (Call 03/01/21)	2,287	2,432,019
4.75%, 01/15/26 (Call 10/15/25)	3,775	3,968,506
5.20%, 02/01/22 (Call 11/01/21)	3,291	3,576,099
9.00%, 04/15/19	840	928,687
9.70%, 03/15/19[a]	1,165	1,293,663
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	275	274,711
4.15%, 06/01/25 (Call 03/01/25)	1,200	1,205,904
4.40%, 04/01/24 (Call 01/01/24)	1,285	1,323,229
4.85%, 07/15/26 (Call 04/15/26)[a]	1,930	2,020,710
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	1,460	1,475,315
2.85%, 04/15/21 (Call 03/15/21)	910	925,415
3.35%, 03/15/23 (Call 12/15/22)[a]	6,211	6,422,981
3.70%, 02/15/26 (Call 11/15/25)	1,500	1,548,735
3.75%, 02/15/25 (Call 11/15/24)[a]	1,885	1,964,095
3.90%, 02/15/24 (Call 11/15/23)	500	526,305
3.95%, 02/15/27 (Call 11/15/26)[a]	3,000	3,149,610
4.05%, 02/15/22	5,068	5,393,619
5.20%, 09/01/20	693	753,402
5.25%, 01/31/20	410	440,139
6.50%, 01/31/19	1,125	1,194,784
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	650	659,789
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	2,295	2,313,130

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.45%, 02/15/23 (Call 11/15/22)	$525	$532,250
3.50%, 03/01/21 (Call 01/01/21)	1,350	1,385,654
3.50%, 09/01/23 (Call 06/01/23)	1,300	1,314,820
3.95%, 09/01/22 (Call 06/01/22)	3,250	3,381,950
4.15%, 03/01/22	900	944,964
4.25%, 09/01/24 (Call 06/01/24)	4,395	4,572,514
4.30%, 05/01/24 (Call 02/01/24)	1,350	1,410,939
5.00%, 10/01/21 (Call 07/01/21)	2,100	2,268,084
5.30%, 09/15/20	2,396	2,584,397
5.80%, 03/01/21	930	1,022,349
6.50%, 04/01/20	477	524,557
6.85%, 02/15/20	2,115	2,336,187
9.00%, 02/01/19	400	437,144
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,283	1,306,171
3.15%, 01/15/23 (Call 12/15/22)	1,150	1,150,483
6.50%, 09/15/20	1,000	1,114,830
Magellan Midstream Partners LP
4.25%, 02/01/21	770	816,631
5.00%, 03/01/26 (Call 12/01/25)	1,500	1,683,645
6.55%, 07/15/19	560	604,727
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	3,100	3,163,457
4.13%, 03/01/27 (Call 12/01/26)	490	498,031
4.88%, 12/01/24 (Call 09/01/24)	5,230	5,646,622
4.88%, 06/01/25 (Call 03/01/25)	810	868,061
5.50%, 02/15/23 (Call 10/02/17)	1,900	1,948,260
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	740	748,392

Security	Principal (000s)	Value
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	$306	$309,216
3.38%, 10/01/22 (Call 07/01/22)	546	551,995
4.90%, 03/15/25 (Call 12/15/24)	1,000	1,083,790
8.63%, 03/01/19	1,070	1,167,702
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	1,100	1,109,460
3.55%, 10/01/26 (Call 07/01/26)	1,000	988,060
3.61%, 02/15/25 (Call 11/15/24)	460	463,119
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	975	975,146
3.60%, 11/01/24 (Call 08/01/24)	525	516,831
3.65%, 06/01/22 (Call 03/01/22)	945	956,038
4.50%, 12/15/26 (Call 09/15/26)[a]	3,025	3,093,335
4.65%, 10/15/25 (Call 07/15/25)[a]	2,320	2,407,000
5.00%, 02/01/21 (Call 11/01/20)	1,868	1,974,308
5.75%, 01/15/20	690	737,155
8.75%, 05/01/19	125	136,983
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	575	603,612
5.00%, 10/01/22 (Call 07/01/22)[a]	1,250	1,351,913
5.50%, 04/15/23 (Call 10/15/17)[a]	1,350	1,389,839
5.88%, 03/01/22 (Call 12/01/21)	2,100	2,326,002
6.50%, 07/15/21 (Call 09/11/17)	1,500	1,532,040

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	$3,175	$3,367,754
5.63%, 02/01/21 (Call 11/01/20)	5,700	6,192,936
5.75%, 05/15/24 (Call 02/15/24)	6,980	7,780,117
5.88%, 06/30/26 (Call 12/31/25)	5,150	5,756,361
6.25%, 03/15/22 (Call 12/15/21)	2,600	2,931,656
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	600	637,194
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	660	664,356
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)[a]	1,625	1,621,555
3.50%, 03/15/25 (Call 12/15/24)[a]	275	279,716
4.75%, 03/15/24 (Call 12/15/23)	410	448,962
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	865	872,327
3.90%, 07/15/26 (Call 04/15/26)[a]	1,230	1,217,159
4.65%, 02/15/22	1,925	2,054,764
5.95%, 12/01/25 (Call 09/01/25)	480	541,291
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	545	551,028
4.38%, 03/13/25 (Call 12/13/24)	650	682,013
4.65%, 06/15/21 (Call 03/15/21)	450	474,462
TransCanada PipeLines Ltd.
2.50%, 08/01/22	3,374	3,396,707

Security	Principal (000s)	Value
3.75%, 10/16/23 (Call 07/16/23)[a]	$775	$822,523
3.80%, 10/01/20	755	794,207
4.88%, 01/15/26 (Call 10/15/25)[a]	1,500	1,698,765
7.13%, 01/15/19	649	694,281
9.88%, 01/01/21	320	394,477
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	2,500	3,262,150
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	1,300	1,348,243
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	551,848
3.95%, 06/01/25 (Call 03/01/25)	150	150,713
4.00%, 07/01/22 (Call 04/01/22)	885	918,090
4.65%, 07/01/26 (Call 04/01/26)	1,510	1,577,965
5.38%, 06/01/21 (Call 03/01/21)	363	391,158
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	775	789,035
3.60%, 03/15/22 (Call 01/15/22)	3,196	3,297,281
3.75%, 06/15/27 (Call 03/15/27)	1,000	1,000,810
3.90%, 01/15/25 (Call 10/15/24)	1,150	1,181,694
4.00%, 11/15/21 (Call 08/15/21)	1,950	2,044,770
4.00%, 09/15/25 (Call 06/15/25)	506	521,246
4.13%, 11/15/20 (Call 08/15/20)	70	73,450
4.30%, 03/04/24 (Call 12/04/23)	4,192	4,440,837
4.50%, 11/15/23 (Call 08/15/23)	100	107,362

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.25%, 03/15/20	$1,457	$1,567,003
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	540	563,371

		206,701,411
REAL ESTATE — 0.14%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	1,725	1,775,956
4.13%, 07/01/24 (Call 04/01/24)	262	277,144
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	1,210	1,251,128
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	385	418,892
5.00%, 03/15/23 (Call 03/15/18)	1,060	1,102,146
5.25%, 03/15/25 (Call 12/15/24)	1,250	1,396,637
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	170	176,746
4.25%, 08/15/23 (Call 05/15/23)	3,850	4,216,327

		10,614,976
REAL ESTATE INVESTMENT TRUSTS — 2.84%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	2,105	2,209,134
4.60%, 04/01/22 (Call 01/01/22)[a]	1,565	1,682,751
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	1,163	1,184,295
3.13%, 01/15/27 (Call 10/15/26)[a]	50	48,574
3.40%, 02/15/19	1,654	1,689,114
3.45%, 09/15/21	1,868	1,938,237

Security	Principal (000s)	Value
3.50%, 01/31/23	$1,600	$1,661,888
3.55%, 07/15/27 (Call 04/15/27)	2,430	2,427,060
4.00%, 06/01/25 (Call 03/01/25)	1,230	1,286,432
4.40%, 02/15/26 (Call 11/15/25)[a]	1,000	1,066,750
4.70%, 03/15/22	2,960	3,235,487
5.00%, 02/15/24[a]	1,305	1,448,211
5.05%, 09/01/20	996	1,078,907
5.90%, 11/01/21[a]	4,395	4,990,435
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)[a]	1,500	1,480,485
2.95%, 05/11/26 (Call 02/11/26)[a]	2,000	1,989,000
3.50%, 11/15/24 (Call 08/15/24)	1,070	1,114,116
3.63%, 10/01/20 (Call 07/01/20)	445	463,641
4.20%, 12/15/23 (Call 09/16/23)	25	27,029
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,880	1,808,240
3.13%, 09/01/23 (Call 06/01/23)[a]	556	572,269
3.65%, 02/01/26 (Call 11/03/25)	2,795	2,888,688
3.70%, 11/15/18 (Call 08/17/18)	749	763,066
3.80%, 02/01/24 (Call 11/01/23)	480	507,422
3.85%, 02/01/23 (Call 11/01/22)	1,085	1,155,221
4.13%, 05/15/21 (Call 02/15/21)	445	472,808
5.63%, 11/15/20 (Call 08/15/20)[a]	972	1,068,315
5.88%, 10/15/19 (Call 07/17/19)	3,150	3,378,123
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	1,000	996,220

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.65%, 06/15/24 (Call 04/15/24)	$1,000	$1,001,830
3.88%, 08/15/22 (Call 06/15/22)	1,597	1,650,803
3.90%, 03/15/27 (Call 12/15/26)[a]	1,000	998,500
4.13%, 06/15/26 (Call 03/15/26)	1,000	1,015,180
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[a]	1,235	1,176,980
5.25%, 12/01/23 (Call 09/01/23)[a]	400	400,744
5.95%, 12/15/26 (Call 09/15/26)[a]	1,530	1,547,350
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,950	3,118,061
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	3,000	2,968,230
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	875	900,244
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,415	1,399,803
3.20%, 09/01/24 (Call 07/01/24)	310	311,262
3.40%, 02/15/21 (Call 01/15/21)	5,585	5,774,052
3.65%, 09/01/27 (Call 06/01/27)[a]	1,500	1,509,255
3.70%, 06/15/26 (Call 03/15/26)	1,495	1,516,618
4.45%, 02/15/26 (Call 11/15/25)	250	267,455
5.25%, 01/15/23[a]	1,760	1,962,171
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	960	930,902
4.80%, 07/15/22 (Call 04/15/22)	250	272,518

Security	Principal (000s)	Value
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)[a]	$500	$494,500
3.50%, 01/15/21 (Call 11/15/20)	103	105,011
3.63%, 02/01/25 (Call 11/01/24)[a]	1,200	1,170,492
3.90%, 08/15/24 (Call 06/15/24)	2,000	2,025,360
4.63%, 07/15/22 (Call 04/15/22)	1,600	1,694,176
7.88%, 09/01/20	345	403,974
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)[a]	1,000	1,034,180
3.63%, 10/01/22 (Call 07/03/22)	1,000	1,045,220
3.95%, 07/01/22 (Call 05/01/22)	70	74,246
4.75%, 10/01/25 (Call 07/01/25)[a]	1,000	1,087,740
5.25%, 03/15/21 (Call 12/15/20)	445	485,655
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	690	717,165
3.88%, 10/15/22 (Call 07/15/22)	1,225	1,290,341
4.38%, 06/15/22 (Call 03/15/22)	450	483,404
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)[a]	1,000	1,016,200
4.75%, 12/15/26 (Call 09/15/26)[a]	1,000	1,040,290
5.75%, 08/15/22 (Call 05/15/22)[a]	450	501,944
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)[a]	1,735	1,705,592
3.00%, 04/15/23 (Call 01/15/23)	1,070	1,092,716
4.63%, 12/15/21 (Call 09/15/21)	979	1,065,935

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 07/15/20 (Call 04/15/20)	$323	$345,287
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)[a]	100	101,550
3.38%, 01/15/23 (Call 10/15/22)	70	71,448
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,036,980
3.88%, 05/01/24 (Call 02/01/24)	3,700	3,868,461
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	100	101,043
3.15%, 08/01/22 (Call 05/01/22)[a]	2,330	2,378,813
3.40%, 02/01/25 (Call 11/01/24)[a]	1,125	1,134,641
3.75%, 02/01/19 (Call 11/01/18)	1,350	1,376,932
3.88%, 08/15/24 (Call 05/17/24)	1,500	1,562,175
4.00%, 12/01/22 (Call 10/01/22)[a]	1,400	1,484,014
4.00%, 06/01/25 (Call 03/01/25)	410	429,422
4.20%, 03/01/24 (Call 12/01/23)	420	445,767
4.25%, 11/15/23 (Call 08/15/23)	1,140	1,220,518
5.38%, 02/01/21 (Call 11/03/20)	334	364,638
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	396	406,577
5.75%, 01/15/21	1,150	1,268,714
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	1,500	1,518,600
3.38%, 07/15/21 (Call 05/15/21)[a]	500	515,280

Security	Principal (000s)	Value
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	$500	$508,810
3.63%, 01/15/23 (Call 10/15/22)	360	367,196
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)[a]	200	212,304
4.50%, 03/15/25 (Call 09/15/24)	820	850,701
4.65%, 03/15/24 (Call 09/15/23)[a]	615	649,360
5.00%, 08/15/22 (Call 02/15/22)[a]	750	808,537
5.25%, 02/15/26 (Call 08/15/25)	335	362,463
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)[a]	2,200	2,260,654
4.75%, 03/01/23 (Call 12/01/22)[a]	25	27,034
5.25%, 03/15/22 (Call 12/15/21)	250	273,818
Series D
3.75%, 10/15/23 (Call 07/15/23)	685	706,242
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	125	132,681
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)[a]	1,680	1,596,672
3.13%, 06/01/23 (Call 03/01/23)	1,400	1,412,852
3.20%, 05/01/21 (Call 03/01/21)	344	352,868
3.80%, 04/01/27 (Call 01/01/27)[a]	1,000	1,024,570
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	500	482,745
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,056,840

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.40%, 02/15/24 (Call 11/15/23)	$1,600	$1,718,816
4.75%, 10/01/20 (Call 07/01/20)	100	106,531
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	1,000	970,970
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)[a]	450	429,822
4.50%, 04/18/22 (Call 01/18/22)[a]	475	489,882
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	1,250	1,298,312
4.30%, 10/15/23 (Call 07/15/23)	375	401,764
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[a]	950	967,765
3.90%, 06/15/24 (Call 03/15/24)	1,150	1,191,917
4.00%, 11/15/25 (Call 08/15/25)	15	15,587
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,101,410
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)[a]	1,351	1,407,810
4.50%, 04/01/27 (Call 01/01/27)[a]	2,000	2,034,240
5.25%, 01/15/26 (Call 10/15/25)[a]	1,110	1,188,377
Physicians Realty LP
4.30%, 03/15/27 (Call 12/15/26)	500	516,735
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	1,000	995,990
4.45%, 03/15/24 (Call 12/15/23)	200	209,208

Security	Principal (000s)	Value
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	$922	$941,500
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)[a]	850	821,134
3.25%, 10/15/22 (Call 07/15/22)[a]	1,060	1,090,804
3.88%, 07/15/24 (Call 04/15/24)	850	885,513
4.13%, 10/15/26 (Call 07/15/26)[a]	3,450	3,613,392
6.75%, 08/15/19	1,350	1,469,340
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	1,850	1,870,424
3.75%, 06/15/24 (Call 03/15/24)	500	515,210
Sabra Health Care LP
5.13%, 08/15/26 (Call 05/15/26)	1,000	1,022,690
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	760	772,365
4.50%, 02/01/25 (Call 11/01/24)[a]	828	843,393
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	700	707,532
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	404	406,687
2.35%, 01/30/22 (Call 10/30/21)[a]	1,460	1,464,030
2.50%, 09/01/20 (Call 06/01/20)[a]	1,027	1,044,254
2.50%, 07/15/21 (Call 04/15/21)[a]	100	101,130
2.63%, 06/15/22 (Call 03/15/22)	1,500	1,518,120
2.75%, 02/01/23 (Call 11/01/22)	750	757,275
3.25%, 11/30/26 (Call 08/30/26)	750	759,817

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.30%, 01/15/26 (Call 10/15/25)	$4,755	$4,844,204
3.38%, 03/15/22 (Call 12/15/21)[a]	50	52,110
3.38%, 10/01/24 (Call 07/01/24)	595	614,010
3.38%, 06/15/27 (Call 03/15/27)[a]	1,050	1,069,614
3.50%, 09/01/25 (Call 06/01/25)[a]	69	71,431
3.75%, 02/01/24 (Call 11/01/23)[a]	1,070	1,126,549
4.13%, 12/01/21 (Call 09/01/21)	1,040	1,113,299
4.38%, 03/01/21 (Call 12/01/20)	1,056	1,129,698
Spirit Realty LP
4.45%, 09/15/26 (Call 06/15/26)	400	403,776
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	960	927,725
3.70%, 10/01/20 (Call 07/01/20)[a]	610	631,625
3.75%, 07/01/24 (Call 04/01/24)	25	25,900
4.63%, 01/10/22 (Call 10/10/21)	580	621,569
Ventas Realty LP
3.13%, 06/15/23 (Call 03/15/23)	1,000	1,010,360
3.25%, 10/15/26 (Call 07/15/26)	1,980	1,951,013
3.50%, 02/01/25 (Call 11/01/24)	1,095	1,111,272
3.85%, 04/01/27 (Call 01/01/27)[a]	250	257,155
4.13%, 01/15/26 (Call 10/15/25)	760	799,345
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)[a]	1,150	1,163,938

Security	Principal (000s)	Value
4.00%, 04/30/19 (Call 01/30/19)	$225	$231,487
4.25%, 03/01/22 (Call 12/01/21)	325	345,946
4.75%, 06/01/21 (Call 03/01/21)	970	1,045,844
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)[a]	1,521	1,539,800
3.95%, 08/15/27 (Call 05/15/27)	1,000	1,001,830
4.13%, 06/01/21 (Call 05/01/21)	2,000	2,099,000
4.88%, 06/01/26 (Call 03/01/26)	560	602,325
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	25	25,188
5.00%, 01/15/22 (Call 10/15/21)	2,800	3,051,216
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	730	770,683
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)[a]	200	204,602
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	880	926,578
4.00%, 06/01/25 (Call 03/01/25)	250	264,003
4.13%, 04/01/19 (Call 01/01/19)	720	741,190
4.25%, 04/01/26 (Call 01/01/26)	3,450	3,695,536
4.50%, 01/15/24 (Call 10/15/23)	260	282,576
4.70%, 09/15/17	950	950,731
4.95%, 01/15/21 (Call 10/15/20)[a]	888	958,472
5.25%, 01/15/22 (Call 10/15/21)	915	1,011,834
6.13%, 04/15/20	400	440,568

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	$2,950	$3,017,938
4.63%, 09/15/23[a]	785	863,845
4.70%, 03/15/21 (Call 12/15/20)	1,680	1,797,869
7.38%, 10/01/19	2,000	2,213,300
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	570	581,161
4.60%, 04/01/24 (Call 01/01/24)	650	687,954

		208,531,039
RETAIL — 2.50%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)[a]	540	575,705
4.50%, 12/01/23 (Call 09/01/23)	35	37,134
5.75%, 05/01/20	775	840,007
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)[a]	470	481,811
4.50%, 10/01/25 (Call 07/01/25)[a]	755	804,558
5.50%, 02/01/20	445	477,854
AutoZone Inc.
1.63%, 04/21/19[a]	485	482,978
2.50%, 04/15/21 (Call 03/15/21)	515	517,364
2.88%, 01/15/23 (Call 10/15/22)	750	752,273
3.13%, 07/15/23 (Call 04/15/23)[a]	2,421	2,465,474
3.13%, 04/21/26 (Call 01/21/26)	955	934,439
3.25%, 04/15/25 (Call 01/15/25)[a]	970	967,730
3.70%, 04/15/22 (Call 01/15/22)	440	460,328
4.00%, 11/15/20 (Call 08/15/20)[a]	150	157,494

Security	Principal (000s)	Value
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	$408	$412,802
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	1,725	1,882,958
Coach Inc.
3.00%, 07/15/22 (Call 06/15/22)	1,630	1,630,603
4.13%, 07/15/27 (Call 04/15/27)	605	608,394
4.25%, 04/01/25 (Call 01/01/25)[a]	1,000	1,043,110
Costco Wholesale Corp.
1.70%, 12/15/19	3,825	3,829,246
1.75%, 02/15/20	1,423	1,425,263
2.25%, 02/15/22	285	287,331
2.30%, 05/18/22 (Call 04/18/22)[a]	1,000	1,006,570
2.75%, 05/18/24 (Call 03/18/24)[a]	1,000	1,011,150
3.00%, 05/18/27 (Call 02/18/27)	1,250	1,263,175
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	2,547	2,538,391
2.25%, 12/05/18 (Call 11/05/18)[a]	6,120	6,155,924
2.25%, 08/12/19 (Call 07/12/19)	1,500	1,511,415
2.80%, 07/20/20 (Call 06/20/20)	4,245	4,335,036
2.88%, 06/01/26 (Call 03/01/26)[a]	200	195,688
3.38%, 08/12/24 (Call 05/12/24)[a]	3,490	3,594,525
3.50%, 07/20/22 (Call 05/20/22)	1,980	2,071,377
3.88%, 07/20/25 (Call 04/20/25)[a]	5,580	5,864,413
4.00%, 12/05/23 (Call 09/05/23)	1,900	2,033,247
4.13%, 05/15/21 (Call 02/15/21)[a]	1,750	1,860,670

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 12/01/22 (Call 09/01/22)[a]	$3,000	$3,311,220
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	725	751,803
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	1,400	1,438,080
3.88%, 04/15/27 (Call 01/15/27)[a]	2,250	2,350,125
4.15%, 11/01/25 (Call 08/01/25)[a]	855	917,210
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	2,900	2,922,533
2.13%, 09/15/26 (Call 06/15/26)	3,450	3,268,530
2.63%, 06/01/22 (Call 05/01/22)	3,567	3,640,195
2.70%, 04/01/23 (Call 01/01/23)	2,558	2,604,377
3.00%, 04/01/26 (Call 01/01/26)	1,760	1,788,389
3.35%, 09/15/25 (Call 06/15/25)	1,370	1,434,623
3.95%, 09/15/20 (Call 06/15/20)[a]	1,000	1,061,180
4.40%, 04/01/21 (Call 01/01/21)	2,189	2,364,864
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	1,438	1,493,838
4.25%, 07/17/25 (Call 04/17/25)[a]	975	985,315
4.75%, 12/15/23 (Call 09/15/23)	500	523,130
Lowe’s Companies Inc.
1.15%, 04/15/19	1,110	1,102,918
2.50%, 04/15/26 (Call 01/15/26)[a]	3,365	3,245,509
3.10%, 05/03/27 (Call 02/03/27)	2,050	2,064,514
3.12%, 04/15/22 (Call 01/15/22)	528	549,178

Security	Principal (000s)	Value
3.13%, 09/15/24 (Call 06/15/24)	$500	$514,255
3.38%, 09/15/25 (Call 06/15/25)[a]	1,645	1,712,544
3.75%, 04/15/21 (Call 01/15/21)[a]	150	158,826
3.80%, 11/15/21 (Call 08/15/21)[a]	1,555	1,660,413
3.88%, 09/15/23 (Call 06/15/23)[a]	820	883,132
4.63%, 04/15/20 (Call 10/15/19)	575	609,621
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	2,975	2,808,668
3.45%, 01/15/21 (Call 12/15/20)[a]	800	803,616
3.63%, 06/01/24 (Call 03/01/24)[a]	660	628,624
3.88%, 01/15/22 (Call 10/15/21)[a]	2,024	2,037,561
6.65%, 07/15/24	1,420	1,563,136
McDonald’s Corp.
1.88%, 05/29/19[a]	1,800	1,804,716
2.10%, 12/07/18	1,135	1,142,491
2.20%, 05/26/20 (Call 04/26/20)	1,017	1,027,546
2.63%, 01/15/22	2,098	2,130,624
2.75%, 12/09/20 (Call 11/09/20)	3,542	3,628,141
3.25%, 06/10/24	1,376	1,433,613
3.38%, 05/26/25 (Call 02/26/25)[a]	1,400	1,448,846
3.50%, 03/01/27 (Call 12/01/26)	2,075	2,149,451
3.63%, 05/20/21	770	811,711
3.70%, 01/30/26 (Call 10/30/25)	3,150	3,315,501
5.00%, 02/01/19[a]	500	522,535
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	350	362,439
4.00%, 03/15/27 (Call 12/15/26)[a]	2,098	2,102,217

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 05/01/20[a]	$490	$514,505
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[a]	435	440,420
3.85%, 06/15/23 (Call 03/15/23)[a]	1,100	1,156,936
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,133,275
4.88%, 01/14/21 (Call 10/14/20)	115	124,017
QVC Inc.
3.13%, 04/01/19	625	633,681
4.38%, 03/15/23	950	981,122
4.45%, 02/15/25 (Call 11/15/24)	850	866,634
4.85%, 04/01/24	575	601,145
5.13%, 07/02/22	1,410	1,510,533
Staples Inc.
5.38%, 01/12/23 (Call 10/14/22)[a]	200	200,252
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	715	719,297
2.10%, 02/04/21 (Call 01/04/21)	3,700	3,732,893
2.45%, 06/15/26 (Call 03/15/26)	1,115	1,092,299
2.70%, 06/15/22 (Call 04/15/22)	485	497,125
3.85%, 10/01/23 (Call 07/01/23)	900	975,348
Target Corp.
2.30%, 06/26/19	2,360	2,388,178
2.50%, 04/15/26[a]	4,130	3,967,113
2.90%, 01/15/22	1,945	2,010,294
3.50%, 07/01/24[a]	765	802,500
3.88%, 07/15/20	696	735,380
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	2,010	1,896,998
2.50%, 05/15/23 (Call 02/15/23)	35	35,426
2.75%, 06/15/21 (Call 04/15/21)[a]	570	584,849

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
1.95%, 12/15/18	$600	$604,206
2.55%, 04/11/23 (Call 01/11/23)	3,804	3,877,113
3.25%, 10/25/20	1,852	1,936,877
3.30%, 04/22/24 (Call 01/22/24)	4,305	4,551,160
3.63%, 07/08/20[a]	1,132	1,193,830
4.13%, 02/01/19[a]	600	622,434
4.25%, 04/15/21[a]	1,074	1,165,226
Walgreen Co.
3.10%, 09/15/22	2,325	2,383,520
5.25%, 01/15/19	157	163,899
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	1,670	1,697,438
3.30%, 11/18/21 (Call 09/18/21)	1,100	1,140,073
3.45%, 06/01/26 (Call 03/01/26)[a]	4,075	4,091,707
3.80%, 11/18/24 (Call 08/18/24)	4,237	4,421,013

		183,042,911
SAVINGS & LOANS — 0.01%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	355	367,262

		367,262
SEMICONDUCTORS — 1.41%
Altera Corp.
2.50%, 11/15/18	300	303,492
4.10%, 11/15/23	1,350	1,469,772
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	2,837	2,858,136
2.88%, 06/01/23 (Call 03/01/23)[a]	1,550	1,571,932
3.50%, 12/05/26 (Call 09/05/26)	2,850	2,924,670
3.90%, 12/15/25 (Call 09/15/25)	245	259,629

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	$575	$587,713
3.30%, 04/01/27 (Call 01/01/27)	1,720	1,765,890
3.90%, 10/01/25 (Call 07/01/25)[a]	640	687,750
4.30%, 06/15/21	1,500	1,623,930
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	3,800	3,824,776
3.00%, 01/15/22 (Call 12/15/21)[b]	8,230	8,356,989
3.63%, 01/15/24 (Call 11/15/23)[a,b]	4,150	4,275,911
3.88%, 01/15/27 (Call 10/15/26)[b]	8,917	9,191,644
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	820	814,785
1.85%, 05/11/20	1,000	1,003,500
2.35%, 05/11/22 (Call 04/11/22)	1,000	1,010,670
2.45%, 07/29/20	2,690	2,744,446
2.60%, 05/19/26 (Call 02/19/26)	3,250	3,193,125
2.70%, 12/15/22	2,795	2,860,375
2.88%, 05/11/24 (Call 03/11/24)	2,000	2,038,080
3.10%, 07/29/22	2,015	2,105,876
3.15%, 05/11/27 (Call 02/11/27)	1,200	1,224,192
3.30%, 10/01/21[a]	6,716	7,055,964
3.70%, 07/29/25 (Call 04/29/25)[a]	3,330	3,551,878
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	460	471,992
4.13%, 11/01/21 (Call 09/01/21)	1,085	1,154,527
4.65%, 11/01/24 (Call 08/01/24)	995	1,089,197

Security	Principal (000s)	Value
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	$565	$576,170
2.80%, 06/15/21 (Call 05/15/21)	1,405	1,431,217
3.80%, 03/15/25 (Call 12/15/24)	1,200	1,253,772
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	900	922,635
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	485	484,976
3.20%, 09/16/26 (Call 06/16/26)	2,390	2,400,635
QUALCOMM Inc.
2.10%, 05/20/20	4,030	4,061,877
2.25%, 05/20/20	2,792	2,823,215
2.60%, 01/30/23 (Call 12/30/22)	1,485	1,497,444
2.90%, 05/20/24 (Call 03/20/24)	590	597,393
3.00%, 05/20/22	4,698	4,848,242
3.25%, 05/20/27 (Call 02/20/27)[a]	4,800	4,858,512
3.45%, 05/20/25 (Call 02/20/25)[a]	2,775	2,873,956
Texas Instruments Inc.
1.65%, 08/03/19	754	754,596
1.75%, 05/01/20 (Call 04/01/20)	964	964,569
2.63%, 05/15/24 (Call 03/15/24)	410	412,509
2.75%, 03/12/21 (Call 02/12/21)	500	513,920
Xilinx Inc.
2.13%, 03/15/19	821	824,686
2.95%, 06/01/24 (Call 04/01/24)	900	912,366
3.00%, 03/15/21[a]	600	615,096

		103,648,627

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
SOFTWARE — 2.20%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)[a]	$1,800	$1,794,960
3.40%, 09/15/26 (Call 06/15/26)[a]	780	794,438
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	775	802,505
4.75%, 02/01/20	808	865,740
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	1,620	1,624,309
3.60%, 12/15/22 (Call 09/15/22)	1,600	1,649,216
4.38%, 06/15/25 (Call 03/15/25)	765	822,253
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	920	919,411
3.95%, 09/01/20[a]	465	489,631
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	905	924,286
4.70%, 03/15/27 (Call 12/15/26)[a]	1,000	1,060,050
5.38%, 12/01/19[a]	480	512,554
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	711	748,562
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	280	292,998
4.80%, 03/01/26 (Call 12/01/25)	1,025	1,142,270
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	1,000	998,470
2.85%, 10/15/18	3,500	3,541,755
3.00%, 08/15/26 (Call 05/15/26)	2,600	2,560,220
3.50%, 04/15/23 (Call 01/15/23)	1,000	1,041,220

Security	Principal (000s)	Value
3.63%, 10/15/20 (Call 09/15/20)	$1,619	$1,694,688
5.00%, 10/15/25 (Call 07/15/25)	4,675	5,285,695
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	983	998,541
3.50%, 10/01/22 (Call 07/01/22)	1,020	1,060,484
4.63%, 10/01/20	1,000	1,071,620
4.75%, 06/15/21	850	921,791
Microsoft Corp.
1.10%, 08/08/19	3,650	3,622,479
1.30%, 11/03/18	4,055	4,052,648
1.55%, 08/08/21 (Call 07/08/21)	6,625	6,531,852
1.63%, 12/06/18	2,000	2,005,340
1.85%, 02/06/20	1,060	1,066,413
1.85%, 02/12/20 (Call 01/12/20)	2,417	2,429,955
2.00%, 11/03/20 (Call 10/03/20)	2,985	3,009,268
2.00%, 08/08/23 (Call 06/08/23)	3,180	3,136,975
2.13%, 11/15/22[a]	2,800	2,800,280
2.38%, 02/12/22 (Call 01/12/22)	3,752	3,804,153
2.38%, 05/01/23 (Call 02/01/23)	1,491	1,498,708
2.40%, 02/06/22 (Call 01/06/22)[a]	3,825	3,885,358
2.40%, 08/08/26 (Call 05/08/26)	3,250	3,162,737
2.65%, 11/03/22 (Call 09/03/22)	4,300	4,401,523
2.70%, 02/12/25 (Call 11/12/24)[a]	6,475	6,544,606
2.88%, 02/06/24 (Call 12/06/23)	1,211	1,245,114
3.00%, 10/01/20	499	518,142
3.13%, 11/03/25 (Call 08/03/25)[a]	6,850	7,095,709
3.30%, 02/06/27 (Call 11/06/26)[a]	6,950	7,246,417

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.63%, 12/15/23 (Call 09/15/23)[a]	$2,600	$2,787,252
4.00%, 02/08/21[a]	610	654,024
4.20%, 06/01/19	1,399	1,463,340
Oracle Corp.
2.25%, 10/08/19[a]	2,855	2,891,630
2.38%, 01/15/19	2,350	2,377,142
2.40%, 09/15/23 (Call 07/15/23)	2,650	2,655,088
2.50%, 05/15/22 (Call 03/15/22)	6,616	6,717,820
2.50%, 10/15/22	7,825	7,916,005
2.65%, 07/15/26 (Call 04/15/26)[a]	5,120	5,025,178
2.80%, 07/08/21	2,203	2,273,760
2.95%, 05/15/25 (Call 02/15/25)[a]	7,050	7,172,952
3.40%, 07/08/24 (Call 04/08/24)	2,100	2,208,003
3.63%, 07/15/23	2,560	2,738,867
3.88%, 07/15/20	3,402	3,607,209
5.00%, 07/08/19[a]	2,919	3,099,073
VMware Inc.
2.30%, 08/21/20	795	797,242
2.95%, 08/21/22 (Call 07/21/22)	2,730	2,741,985
3.90%, 08/21/27 (Call 05/21/27)	2,740	2,763,537

		161,565,451
SOVEREIGN DEBT SECURITIES — 0.03%
Swedish Export Credit
2.00%, 08/30/22	2,000	2,002,240

		2,002,240
TELECOMMUNICATIONS — 3.54%
America Movil SAB de CV
3.13%, 07/16/22	3,750	3,885,450
5.00%, 10/16/19	900	958,077
5.00%, 03/30/20	3,230	3,478,096
AT&T Inc.
2.30%, 03/11/19	2,100	2,113,251
2.38%, 11/27/18	975	981,474
2.45%, 06/30/20 (Call 05/30/20)	2,838	2,860,477

Security	Principal (000s)	Value
2.63%, 12/01/22 (Call 09/01/22)	$3,600	$3,570,300
2.80%, 02/17/21 (Call 01/17/21)[a]	1,695	1,718,628
2.85%, 02/14/23 (Call 01/14/23)[a]	1,325	1,320,946
3.00%, 02/15/22	2,300	2,328,681
3.00%, 06/30/22 (Call 04/30/22)	3,665	3,705,425
3.20%, 03/01/22 (Call 02/01/22)[a]	4,550	4,650,600
3.40%, 08/14/24 (Call 06/14/24)	1,500	1,512,540
3.40%, 05/15/25 (Call 02/15/25)	8,990	8,958,445
3.60%, 02/17/23 (Call 12/17/22)	6,645	6,855,381
3.80%, 03/15/22	1,982	2,071,785
3.80%, 03/01/24 (Call 01/01/24)	200	207,598
3.88%, 08/15/21	2,123	2,230,445
3.90%, 03/11/24 (Call 12/11/23)	3,850	4,010,699
3.90%, 08/14/27 (Call 05/14/27)	1,650	1,666,847
3.95%, 01/15/25 (Call 10/15/24)	1,430	1,477,548
4.13%, 02/17/26 (Call 11/17/25)[a]	8,797	9,100,321
4.25%, 03/01/27 (Call 12/01/26)	550	569,432
4.45%, 05/15/21	3,634	3,890,633
4.45%, 04/01/24 (Call 01/01/24)	3,475	3,725,304
4.60%, 02/15/21 (Call 11/15/20)	2,453	2,620,712
5.00%, 03/01/21	4,519	4,904,335
5.20%, 03/15/20	1,675	1,798,598
5.80%, 02/15/19	6,138	6,473,626
5.88%, 10/01/19	1,968	2,121,740
British Telecommunications PLC
2.35%, 02/14/19	1,885	1,897,479
Cisco Systems Inc.
1.60%, 02/28/19[a]	6,655	6,659,126

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.85%, 09/20/21 (Call 08/20/21)[a]	$450	$447,975
2.13%, 03/01/19	2,730	2,751,840
2.20%, 02/28/21	7,900	7,990,060
2.20%, 09/20/23 (Call 07/20/23)	1,600	1,588,656
2.45%, 06/15/20	3,138	3,201,231
2.50%, 09/20/26 (Call 06/20/26)[a]	1,875	1,830,225
2.60%, 02/28/23[a]	2,500	2,541,975
2.90%, 03/04/21[a]	250	258,318
2.95%, 02/28/26[a]	2,462	2,490,485
3.00%, 06/15/22[a]	3,235	3,365,888
3.50%, 06/15/25[a]	1,660	1,760,048
3.63%, 03/04/24[a]	1,950	2,081,059
4.45%, 01/15/20	1,612	1,715,490
4.95%, 02/15/19	2,244	2,351,308
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,914	2,054,583
Emirates Telecommunications Group Co. PJSC
3.50%, 06/18/24[g]	3,000	3,077,160
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	520	553,389
4.50%, 03/15/24[a]	971	1,044,204
4.60%, 03/15/21	475	510,055
Motorola Solutions Inc.
3.50%, 09/01/21	1,025	1,055,607
3.50%, 03/01/23	411	417,412
3.75%, 05/15/22[a]	4,060	4,220,329
4.00%, 09/01/24[a]	1,059	1,088,154
7.50%, 05/15/25[a]	600	731,364
Orange SA
1.63%, 11/03/19	3,190	3,172,168
2.75%, 02/06/19[a]	2,652	2,688,359
4.13%, 09/14/21	1,984	2,131,748
5.38%, 07/08/19	1,034	1,098,873
Qwest Corp.
6.75%, 12/01/21[a]	631	691,475
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)[a]	1,250	1,223,713

Security	Principal (000s)	Value
3.00%, 03/15/23 (Call 12/15/22)[a]	$1,770	$1,802,904
3.63%, 12/15/25 (Call 09/15/25)	555	576,373
4.10%, 10/01/23 (Call 07/01/23)	610	656,208
Telefonica Emisiones SAU
4.10%, 03/08/27[a]	3,730	3,895,761
4.57%, 04/27/23	2,000	2,196,920
5.13%, 04/27/20	974	1,048,696
5.46%, 02/16/21	2,664	2,934,210
5.88%, 07/15/19	648	694,151
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	1,000	1,080,550
Verizon Communications Inc.
1.75%, 08/15/21[a]	2,520	2,473,708
2.45%, 11/01/22 (Call 08/01/22)[a]	6,050	5,986,898
2.63%, 08/15/26[a]	2,809	2,626,724
2.95%, 03/15/22	15,010	15,268,622
3.00%, 11/01/21 (Call 09/01/21)	3,735	3,822,623
3.13%, 03/16/22	2,110	2,162,412
3.38%, 02/15/25[a,b]	2,307	2,314,059
3.45%, 03/15/21[a]	4,000	4,167,400
3.50%, 11/01/21	5,680	5,923,445
3.50%, 11/01/24 (Call 08/01/24)	7,831	7,982,686
4.13%, 03/16/27	1,350	1,400,787
4.15%, 03/15/24 (Call 12/15/23)	1,100	1,166,110
4.50%, 09/15/20	2,095	2,248,941
4.60%, 04/01/21	2,115	2,283,565
5.15%, 09/15/23	11,550	12,912,207
Vodafone Group PLC
2.50%, 09/26/22[a]	1,930	1,947,293
2.95%, 02/19/23	1,800	1,835,352
4.38%, 03/16/21[a]	500	535,765
5.45%, 06/10/19	3,100	3,287,674

		259,689,194
TEXTILES — 0.06%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	2,000	2,049,620

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.70%, 04/01/27 (Call 01/01/27)	$1,000	$1,053,470
4.30%, 06/01/21	340	364,058
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	795	831,912

		4,299,060
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	690	708,306
Mattel Inc.
2.35%, 05/06/19	481	482,544
2.35%, 08/15/21 (Call 07/15/21)	685	673,574
3.15%, 03/15/23 (Call 12/15/22)	150	149,088
4.35%, 10/01/20[a]	475	499,567

		2,513,079
TRANSPORTATION — 0.99%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,600	2,691,598
3.00%, 04/01/25 (Call 01/01/25)[a]	2,477	2,532,163
3.05%, 03/15/22 (Call 12/15/21)	2,525	2,623,323
3.05%, 09/01/22 (Call 06/01/22)	2,710	2,814,877
3.40%, 09/01/24 (Call 06/01/24)	1,585	1,663,917
3.65%, 09/01/25 (Call 06/01/25)	500	531,910
3.75%, 04/01/24 (Call 01/01/24)	1,045	1,119,895
4.10%, 06/01/21 (Call 03/01/21)	1,535	1,638,873
4.70%, 10/01/19	1,334	1,412,746
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	515	513,666
2.75%, 03/01/26 (Call 12/01/25)	725	729,067

Security	Principal (000s)	Value
2.85%, 12/15/21 (Call 09/15/21)	$400	$410,888
2.95%, 11/21/24 (Call 08/21/24)	335	343,847
5.55%, 03/01/19	862	910,272
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	1,275	1,277,703
4.45%, 03/15/23 (Call 12/15/22)	70	76,441
7.25%, 05/15/19	585	635,743
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	1,880	1,809,632
3.25%, 06/01/27 (Call 03/01/27)	880	885,438
3.35%, 11/01/25 (Call 08/01/25)[a]	945	971,933
3.40%, 08/01/24 (Call 05/01/24)	1,850	1,913,270
3.70%, 10/30/20 (Call 07/30/20)	256	268,022
3.70%, 11/01/23 (Call 08/01/23)	20	21,198
4.25%, 06/01/21 (Call 03/01/21)[a]	415	444,328
FedEx Corp.
2.30%, 02/01/20	1,340	1,353,400
2.63%, 08/01/22	2,350	2,398,175
2.70%, 04/15/23	70	70,736
3.20%, 02/01/25	1,350	1,387,354
3.25%, 04/01/26 (Call 01/01/26)[a]	840	857,438
3.30%, 03/15/27 (Call 12/15/26)[a]	795	808,881
4.00%, 01/15/24	1,180	1,276,465
8.00%, 01/15/19	1,550	1,676,836
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	540	546,863
3.13%, 06/01/26 (Call 03/01/26)[a]	480	469,709

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)[a]	$490	$499,795
2.90%, 06/15/26 (Call 03/15/26)[a]	2,910	2,912,823
3.00%, 04/01/22 (Call 01/01/22)	425	437,419
3.15%, 06/01/27 (Call 03/01/27)	925	938,394
3.25%, 12/01/21 (Call 09/01/21)	330	342,547
3.85%, 01/15/24 (Call 10/15/23)[a]	570	608,464
5.90%, 06/15/19[a]	605	647,326
Norfolk Southern Railway Co.
9.75%, 06/15/20	560	673,893
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	975	972,260
2.45%, 09/03/19 (Call 08/03/19)	1,375	1,388,750
2.50%, 09/01/22 (Call 08/01/22)	395	395,802
2.55%, 06/01/19 (Call 05/01/19)	925	934,870
2.65%, 03/02/20 (Call 02/02/20)	360	365,515
2.80%, 03/01/22 (Call 02/01/22)	475	482,771
2.88%, 09/01/20 (Call 08/01/20)[a]	525	536,435
3.45%, 11/15/21 (Call 10/15/21)[a]	555	578,504
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	70	70,030
2.25%, 02/15/19	630	635,897
2.75%, 04/15/23 (Call 01/15/23)[a]	615	626,697
2.75%, 03/01/26 (Call 12/01/25)[a]	640	640,666
2.95%, 01/15/23 (Call 10/15/22)	570	587,847

Security	Principal (000s)	Value
3.00%, 04/15/27 (Call 01/15/27)[a]	$2,150	$2,181,239
3.25%, 08/15/25 (Call 05/15/25)[a]	1,500	1,563,675
3.75%, 03/15/24 (Call 12/15/23)	370	395,845
4.00%, 02/01/21 (Call 11/01/20)[a]	500	532,135
4.16%, 07/15/22 (Call 04/15/22)	964	1,048,022
5.70%, 08/15/18[a]	762	791,200
5.75%, 11/15/17	870	876,977
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)[a]	2,000	2,027,340
2.40%, 11/15/26 (Call 08/15/26)[a]	800	782,976
2.45%, 10/01/22	794	806,140
3.13%, 01/15/21	2,019	2,101,961
5.13%, 04/01/19	4,181	4,402,091
United Parcel Service of America Inc.
8.38%, 04/01/20	370	428,756

		72,301,669
TRUCKING & LEASING — 0.06%
GATX Corp.
2.50%, 07/30/19	315	317,315
2.60%, 03/30/20 (Call 02/28/20)[a]	650	657,436
3.25%, 03/30/25 (Call 12/30/24)	610	611,257
3.25%, 09/15/26 (Call 06/15/26)[a]	390	386,400
3.85%, 03/30/27 (Call 12/30/26)	1,245	1,288,587
3.90%, 03/30/23	235	246,325
4.75%, 06/15/22[a]	465	508,622
4.85%, 06/01/21	296	322,667

		4,338,609
WATER — 0.04%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	1,775	1,788,597

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.40%, 03/01/25 (Call 12/01/24)	$499	$522,089
3.85%, 03/01/24 (Call 12/01/23)[a]	195	208,989
United Utilities PLC
5.38%, 02/01/19	210	219,051

		2,738,726

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,200,938,729)		6,287,501,167

FOREIGN GOVERNMENT OBLIGATIONS[h] — 12.35%

CANADA — 1.42%
Canada Government International Bond
1.63%, 02/27/19	5,320	5,341,812
Export Development Canada
1.00%, 11/01/18	895	891,098
1.00%, 09/13/19	2,150	2,128,737
1.25%, 12/10/18	400	399,200
1.25%, 02/04/19	3,450	3,441,892
1.38%, 10/21/21	1,000	983,340
1.63%, 12/03/19[a]	2,240	2,244,749
1.63%, 01/17/20[a]	3,960	3,971,761
1.75%, 08/19/19[a]	145	145,728
1.75%, 07/21/20[a]	5,575	5,601,370
Province of Alberta Canada
1.90%, 12/06/19	2,250	2,257,335
2.20%, 07/26/22	2,500	2,509,500
Province of British Columbia Canada
2.00%, 10/23/22[a]	845	845,169
2.25%, 06/02/26	1,810	1,788,208
2.65%, 09/22/21[a]	750	773,528
Province of Manitoba Canada
1.75%, 05/30/19[a]	1,925	1,929,524
2.10%, 09/06/22[a]	2,490	2,486,589
3.05%, 05/14/24[a]	2,795	2,917,141
Province of Nova Scotia Canada
8.25%, 07/30/22	70	87,888
9.25%, 03/01/20	525	609,966
Province of Ontario Canada
1.63%, 01/18/19	3,250	3,253,120
1.65%, 09/27/19	3,300	3,297,228

Security	Principal (000s)	Value
1.88%, 05/21/20	$6,795	$6,815,657
2.00%, 01/30/19[a]	5,540	5,573,794
2.25%, 05/18/22[a]	5,000	5,040,250
2.50%, 09/10/21[a]	7,030	7,169,756
2.50%, 04/27/26	850	849,303
3.20%, 05/16/24	3,695	3,894,493
4.00%, 10/07/19[a]	1,110	1,161,881
4.40%, 04/14/20	2,370	2,528,340
Province of Quebec Canada
2.38%, 01/31/22	500	508,120
2.50%, 04/20/26	650	652,841
2.63%, 02/13/23[a]	3,660	3,751,829
2.75%, 08/25/21[a]	2,750	2,833,242
2.75%, 04/12/27	1,100	1,116,577
2.88%, 10/16/24	6,175	6,414,960
3.50%, 07/29/20	4,620	4,845,641
7.13%, 02/09/24	2,640	3,332,762

		104,394,329
CHILE — 0.13%
Chile Government International Bond
2.25%, 10/30/22[a]	2,070	2,071,677
3.13%, 03/27/25	1,500	1,553,040
3.13%, 01/21/26[a]	2,780	2,875,854
3.25%, 09/14/21	800	837,200
3.88%, 08/05/20	1,750	1,846,408

		9,184,179
COLOMBIA — 0.34%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	2,500	2,547,700
4.00%, 02/26/24 (Call 11/26/23)	6,450	6,746,442
4.38%, 07/12/21	7,950	8,509,919
4.50%, 01/28/26 (Call 10/28/25)[a]	1,850	1,987,807
7.38%, 03/18/19	2,850	3,086,607
8.13%, 05/21/24[a]	465	598,385
11.75%, 02/25/20	940	1,158,465

		24,635,325

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
GERMANY — 0.15%
FMS Wertmanagement AoeR
1.00%, 08/16/19	$3,825	$3,785,258
1.63%, 11/20/18	3,800	3,809,462
1.75%, 03/17/20	3,500	3,514,805

		11,109,525
HUNGARY — 0.29%
Hungary Government International Bond
4.00%, 03/25/19	512	528,681
5.38%, 03/25/24[a]	6,650	7,685,205
5.75%, 11/22/23	5,950	6,955,490
6.25%, 01/29/20	250	273,273
6.38%, 03/29/21[a]	5,100	5,782,329

		21,224,978
ISRAEL — 0.09%
Israel Government International Bond
2.88%, 03/16/26[a]	2,500	2,544,350
4.00%, 06/30/22	2,400	2,587,128
5.13%, 03/26/19	1,425	1,500,625

		6,632,103
ITALY — 0.07%
Republic of Italy Government International Bond
6.88%, 09/27/23	4,395	5,283,977

		5,283,977
JAPAN — 0.70%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	3,060	2,990,752
1.75%, 11/13/18	4,250	4,253,868
1.75%, 05/28/20	3,200	3,185,216
1.88%, 04/20/21	1,500	1,488,195
1.88%, 07/21/26	1,500	1,411,875
2.00%, 11/04/21	3,570	3,544,260
2.13%, 02/07/19[a]	1,000	1,004,720
2.13%, 02/10/25	5,000	4,887,750
2.25%, 02/24/20	3,164	3,190,704
2.25%, 11/04/26[a]	4,750	4,601,942
2.38%, 04/20/26	2,500	2,460,500
2.50%, 06/01/22	6,000	6,095,280

Security	Principal (000s)	Value
2.50%, 05/28/25[a]	$1,000	$1,002,310
2.88%, 06/01/27	5,000	5,097,700
3.38%, 07/31/23	2,800	2,964,472
Japan Finance Organization for Municipalities
4.00%, 01/13/21[a]	1,480	1,563,206
Japan International Cooperation Agency
2.13%, 10/20/26	2,000	1,918,120

		51,660,870
MEXICO — 0.49%
Mexico Government International Bond
3.50%, 01/21/21[a]	3,260	3,423,945
3.60%, 01/30/25[a]	8,750	9,002,350
3.63%, 03/15/22	5,830	6,119,634
4.00%, 10/02/23	4,664	4,938,896
4.13%, 01/21/26	5,800	6,149,276
4.15%, 03/28/27	1,400	1,483,188
5.13%, 01/15/20	3,600	3,890,448
8.13%, 12/30/19	850	983,612

		35,991,349
PANAMA — 0.15%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)[a]	2,500	2,633,625
4.00%, 09/22/24 (Call 06/22/24)[a]	1,750	1,877,960
5.20%, 01/30/20	4,510	4,884,510
7.13%, 01/29/26[a]	1,300	1,683,916

		11,080,011
PERU — 0.10%
Peruvian Government International Bond
7.13%, 03/30/19	740	806,800
7.35%, 07/21/25[a]	5,000	6,609,000

		7,415,800
PHILIPPINES — 0.28%
Philippine Government International Bond
4.00%, 01/15/21	8,400	8,956,080

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.20%, 01/21/24[a]	$3,000	$3,295,410
5.50%, 03/30/26	1,491	1,798,623
8.38%, 06/17/19	850	949,952
9.88%, 01/15/19[a]	2,600	2,896,114
10.63%, 03/16/25	1,460	2,248,531

		20,144,710
POLAND — 0.35%
Republic of Poland Government International Bond
3.00%, 03/17/23	1,000	1,030,050
3.25%, 04/06/26[a]	4,450	4,607,886
4.00%, 01/22/24	7,760	8,410,443
5.00%, 03/23/22	1,290	1,442,272
5.13%, 04/21/21[a]	1,950	2,156,349
6.38%, 07/15/19	7,350	7,983,864

		25,630,864
SOUTH KOREA — 0.51%
Export-Import Bank of Korea
1.50%, 10/21/19	2,250	2,220,615
1.75%, 05/26/19	2,250	2,238,097
1.88%, 10/21/21	1,000	975,200
2.25%, 01/21/20	5,000	5,000,050
2.38%, 08/12/19	3,250	3,265,827
2.75%, 01/25/22	2,500	2,521,125
2.88%, 01/21/25	2,500	2,484,750
4.00%, 01/29/21	1,150	1,208,823
4.00%, 01/14/24[a]	2,500	2,667,950
4.38%, 09/15/21	3,950	4,231,082
5.00%, 04/11/22	1,250	1,381,763
5.13%, 06/29/20	2,550	2,740,051
Korea International Bond
2.75%, 01/19/27[a]	3,000	2,976,420
3.88%, 09/11/23[a]	1,250	1,345,625
7.13%, 04/16/19	2,200	2,381,962

		37,639,340
SUPRANATIONAL — 7.02%
African Development Bank
1.00%, 05/15/19	2,558	2,537,869
1.13%, 03/04/19	4,042	4,023,973
1.13%, 09/20/19	3,800	3,769,980
1.25%, 07/26/21[a]	510	500,060
1.63%, 10/02/18[a]	1,065	1,067,545

Security	Principal (000s)	Value
1.88%, 03/16/20	$2,500	$2,520,500
2.38%, 09/23/21	3,046	3,116,454
Asian Development Bank
0.88%, 10/05/18	6,750	6,714,630
1.00%, 08/16/19[a]	415	411,124
1.38%, 01/15/19	2,850	2,848,718
1.38%, 03/23/20[a]	6,045	6,023,601
1.50%, 01/22/20	4,645	4,644,814
1.63%, 05/05/20	1,000	1,002,230
1.63%, 08/26/20[a]	2,080	2,080,395
1.63%, 03/16/21[a]	5,300	5,286,856
1.75%, 03/21/19	2,320	2,331,113
1.75%, 01/10/20	7,600	7,643,244
1.75%, 06/08/21	8,750	8,752,712
1.88%, 10/23/18	1,950	1,960,686
1.88%, 04/12/19	650	654,368
1.88%, 02/18/22[a]	3,645	3,654,696
2.00%, 02/16/22	4,000	4,032,880
2.00%, 01/22/25	960	951,370
2.13%, 11/24/21[a]	2,800	2,837,212
2.13%, 03/19/25	1,300	1,296,568
2.63%, 01/12/27	6,750	6,952,027
Corp. Andina de Fomento
2.13%, 09/27/21	2,220	2,212,607
4.38%, 06/15/22[a]	2,779	3,024,941
Council of Europe Development Bank
1.00%, 02/04/19	415	412,182
1.63%, 03/10/20	910	910,737
1.75%, 11/14/19	6,410	6,435,832
1.88%, 01/27/20	4,250	4,283,490
European Bank for Reconstruction & Development
0.88%, 07/22/19	1,500	1,482,810
1.00%, 09/17/18	2,150	2,141,486
1.13%, 08/24/20	910	896,432
1.50%, 03/16/20	1,600	1,597,664
1.50%, 11/02/21[a]	3,000	2,958,570
1.63%, 11/15/18	3,825	3,834,639
1.63%, 05/05/20[a]	2,000	2,002,780
1.75%, 06/14/19[a]	20	20,089
1.75%, 11/26/19	2,650	2,661,554
1.88%, 02/23/22[a]	5,000	5,003,050
2.13%, 03/07/22[a]	2,000	2,023,200

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
European Investment Bank
1.13%, 08/15/19	$5,350	$5,312,015
1.25%, 05/15/19	11,445	11,404,141
1.25%, 12/16/19	5,500	5,463,095
1.38%, 06/15/20[a]	15,790	15,697,786
1.38%, 09/15/21[a]	3,000	2,949,240
1.63%, 12/18/18[a]	8,000	8,023,280
1.63%, 03/16/20	5,900	5,910,089
1.63%, 08/14/20	5,000	5,000,750
1.63%, 12/15/20[a]	2,700	2,694,708
1.63%, 06/15/21	800	796,104
1.75%, 06/17/19[a]	9,250	9,295,417
1.75%, 05/15/20[a]	2,650	2,661,793
1.88%, 03/15/19	2,975	2,994,070
1.88%, 02/10/25[a]	7,520	7,368,848
2.00%, 03/15/21	6,450	6,510,049
2.13%, 10/15/21	8,720	8,822,286
2.13%, 04/13/26[a]	3,800	3,766,218
2.25%, 03/15/22[a]	5,900	5,997,350
2.25%, 08/15/22[a]	13,575	13,784,326
2.38%, 06/15/22	6,000	6,131,160
2.38%, 05/24/27	5,000	5,031,800
2.50%, 04/15/21[a]	3,050	3,129,818
2.50%, 10/15/24[a]	750	769,868
2.88%, 09/15/20	4,620	4,787,152
3.25%, 01/29/24[a]	3,050	3,261,212
4.00%, 02/16/21	700	752,570
Inter-American Development Bank
1.00%, 05/13/19	500	496,565
1.25%, 09/14/21[a]	4,150	4,066,751
1.50%, 09/25/18[a]	205	205,271
1.63%, 05/12/20[a]	7,265	7,281,419
1.75%, 10/15/19[a]	3,400	3,417,374
1.75%, 04/14/22[a]	5,310	5,291,468
1.88%, 06/16/20[a]	1,860	1,875,717
1.88%, 03/15/21[a]	24,245	24,392,652
2.00%, 06/02/26	800	784,496
2.13%, 11/09/20	1,870	1,897,265
2.13%, 01/18/22[a]	5,500	5,574,690
2.13%, 01/15/25	1,680	1,680,470
2.38%, 07/07/27[a]	5,000	5,030,800
3.00%, 10/04/23[a]	2,850	3,008,260
3.00%, 02/21/24	6,750	7,123,680
3.88%, 02/14/20[a]	820	866,027

Security	Principal (000s)	Value
Series E
3.88%, 09/17/19[a]	$2,800	$2,932,356
International Bank for Reconstruction & Development
0.88%, 08/15/19	2,600	2,570,776
1.00%, 10/05/18	38,100	37,959,030
1.13%, 11/27/19	7,025	6,963,953
1.25%, 07/26/19	1,000	996,150
1.38%, 05/24/21	7,950	7,858,654
1.38%, 09/20/21[a]	3,000	2,955,150
1.63%, 03/09/21[a]	13,475	13,449,128
1.63%, 02/10/22[a]	2,180	2,163,432
1.75%, 04/19/23	2,500	2,471,200
1.88%, 03/15/19	4,700	4,733,370
1.88%, 10/07/19[a]	4,000	4,031,280
1.88%, 04/21/20[a]	1,550	1,563,733
1.88%, 10/07/22	2,450	2,448,163
1.88%, 10/27/26[a]	1,750	1,695,453
2.00%, 01/26/22	12,700	12,806,553
2.13%, 02/13/23	3,575	3,603,028
2.13%, 03/03/25	5,565	5,548,249
2.25%, 06/24/21[a]	10,075	10,271,261
2.50%, 11/25/24	950	974,263
2.50%, 07/29/25	9,810	10,030,627
7.63%, 01/19/23	35	44,939
International Finance Corp.
1.13%, 07/20/21[a]	4,000	3,906,320
1.63%, 07/16/20	5,480	5,489,261
1.75%, 09/16/19	2,816	2,830,812
1.75%, 03/30/20	1,500	1,507,725
2.13%, 11/17/17[a]	950	951,701
Nordic Investment Bank
0.88%, 09/27/18	2,430	2,417,583
1.13%, 02/25/19	2,027	2,018,547
1.25%, 08/02/21[a]	1,000	980,510
1.50%, 09/29/20	3,000	2,989,110
2.13%, 02/01/22	2,250	2,279,408
2.25%, 09/30/21	200	203,448

		514,470,911
SWEDEN — 0.23%
Svensk Exportkredit AB
1.13%, 08/28/19	6,500	6,440,720
1.75%, 05/18/20	1,450	1,454,045

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.75%, 08/28/20	$3,920	$3,922,862
1.88%, 06/23/20	1,000	1,005,420
2.38%, 03/09/22	4,000	4,076,480

		16,899,527
URUGUAY — 0.03%
Uruguay Government International Bond
4.50%, 08/14/24[a]	1,395	1,535,937
8.00%, 11/18/22	365	447,289

		1,983,226

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $902,004,047)		905,381,024

MUNICIPAL DEBT OBLIGATIONS — 0.18%

CALIFORNIA — 0.04%
State of California Department of Water Resources Power Supply Revenue RB
Series P
2.00%, 05/01/22	1,070	1,068,299
State of California GO
6.20%, 10/01/19	525	573,326
State of California GO BAB
5.70%, 11/01/21	500	568,195
University of California RB
Series AX
3.06%, 07/01/25 (Call 04/01/25)	850	874,047

		3,083,867
FLORIDA — 0.02%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	1,375	1,405,745

		1,405,745
ILLINOIS — 0.07%
State of Illinois GO
4.95%, 06/01/23 [a]	2,845	2,945,457
5.67%, 03/01/18	700	711,452
5.88%, 03/01/19	1,065	1,101,806

		4,758,715

Security	Principal or Shares (000s)	Value
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
4.20%, 12/01/21	$490	$524,917

		524,917
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	975	912,161
0.00%, 02/15/21 (AGM)	480	432,936
0.00%, 02/15/23 (AGM)	180	150,856

		1,495,953
NEW YORK — 0.01%
New York State Urban Development Corp. RB
Series B
2.10%, 03/15/22	1,000	1,000,570

		1,000,570
WISCONSIN — 0.01%
State of Wisconsin RB
Series C
3.15%, 05/01/27	625	642,444

		642,444

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $12,633,629)		12,912,211

SHORT-TERM INVESTMENTS — 12.93%

MONEY MARKET FUNDS — 12.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,i,j]	876,059	876,321,916
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[e,i]	72,292	72,291,817

		948,613,733

TOTAL SHORT-TERM INVESTMENTS
(Cost: $948,388,993)		948,613,733

108	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 111.20%
(Cost: $8,063,965,398)[k]	$8,154,408,135
Other Assets, Less Liabilities — (11.20)%	(821,177,880)

NET ASSETS — 100.00%	$7,333,230,255

BAB  —  Build America Bond

FRN  —  Floating Rate Note

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Floating rate security. Rate shown is the rate in effect as of period end.
[e]	Affiliated issuer. See Schedule 1.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[h]	Investments are denominated in U.S. dollars.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[k]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $8,064,440,047. Net unrealized appreciation was $89,968,088, of which $103,224,608 represented gross unrealized appreciation on investments and $13,256,520 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Principal/ Shares held at 02/28/17 (000s)	Principal/ Shares purchased (000s)	Principal/ Shares sold (000s)	Principal/ Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	929,554	—	(53,495)[b]	876,059	$876,321,916	$34,476	$(95,920)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	67,510	4,782[b]	—	72,292	72,291,817	—	—		242,225
PNC Bank N.A.
1.45%, 07/29/19	$1,250	$500	$—	$1,750	1,739,290	—	5,111		11,037
1.50%, 02/23/18	—	—	—	—	—	—	(1)		85
1.60%, 06/01/18	1,000	—	1,000	—	—	(14)	1,190		5,199
1.80%, 11/05/18	1,000	—	—	1,000	1,001,920	—	1,778		7,122
1.95%, 03/04/19	1,500	502	(2)	2,000	2,006,420	7	2,757		15,421
2.20%, 01/28/19	1,500	2	(2)	1,500	1,509,300	8	1,176		13,681
2.25%, 07/02/19	3,250	1,354	(4)	4,600	4,636,524	8	5,958		31,194
2.30%, 06/01/20	4,400	6	(6)	4,400	4,444,132	68	23,937		51,017
2.40%, 10/18/19	800	—	—	800	809,280	—	2,800		7,344
2.45%, 11/05/20	1,250	—	—	1,250	1,267,450	—	12,804		11,558
2.70%, 11/01/22	1,500	2	(2)	1,500	1,513,755	52	18,995		23,896
2.95%, 01/30/23	3,000	4	(4)	3,000	3,059,520	55	43,568		45,381
2.95%, 02/23/25	300	—	—	300	303,525	—	6,437		4,126
3.30%, 10/30/24	272	—	—	272	281,743	—	6,069		3,728
3.80%, 07/25/23	1,500	2	(2)	1,500	1,595,385	154	22,363		28,768
4.25%, 07/01/18	—	220	—	220	224,162	—	1,883		3,316

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2017

Affiliated issuer	Principal/ Shares held at 02/28/17 (000s)	Principal/ Shares purchased (000s)	Principal/ Shares sold (000s)	Principal/ Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)	Income
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	$3,845	$1,756	$(6)	$5,595	$5,703,935	$80	$90,193	$63,286
3.15%, 05/19/27	—	2,000	—	2,000	2,019,840	—	10,267	4,833
3.30%, 03/08/22	1,937	2	(2)	1,937	2,024,901	82	23,489	32,504
3.90%, 04/29/24	1,000	—	—	1,000	1,062,350	—	26,390	19,360
4.38%, 08/11/20	4,592	6	(6)	4,592	4,903,384	94	43,120	63,018
5.13%, 02/08/20	1,391	2	(2)	1,391	1,495,672	74	778	22,982

					$990,216,221	$35,144	$255,142	$711,081

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$6,287,501,167	$—	$6,287,501,167
Foreign government obligations	—	905,381,024	—	905,381,024
Municipal debt obligations	—	12,912,211	—	12,912,211
Money market funds	948,613,733	—	—	948,613,733

Total	$948,613,733	$7,205,794,402	$—	$8,154,408,135

See notes to financial statements.

110	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 85.72%

ADVERTISING — 0.15%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$262	$275,655
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	350	356,380
3.63%, 05/01/22	402	421,364
3.65%, 11/01/24 (Call 08/01/24)	200	206,942
4.45%, 08/15/20	250	266,408
WPP Finance 2010
3.75%, 09/19/24	445	457,914
4.75%, 11/21/21	75	81,580
5.63%, 11/15/43	200	226,180

		2,292,423
AEROSPACE & DEFENSE — 1.26%
Boeing Capital Corp.
4.70%, 10/27/19	110	116,977
Boeing Co. (The)
2.35%, 10/30/21	120	122,088
2.85%, 10/30/24 (Call 07/30/24)	385	393,797
4.88%, 02/15/20	200	215,072
5.88%, 02/15/40	254	338,823
6.88%, 03/15/39	62	91,115
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	106,088
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	50	48,979
2.13%, 08/15/26 (Call 05/15/26)	250	238,668
2.25%, 11/15/22 (Call 08/15/22)	350	351,809
3.88%, 07/15/21 (Call 04/15/21)[a]	176	188,190
Harris Corp.
4.40%, 12/15/20	200	212,760
4.85%, 04/27/35 (Call 10/27/34)	215	239,736

Security	Principal (000s)	Value
5.05%, 04/27/45 (Call 10/27/44)	$300	$346,197
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	42	44,310
4.75%, 07/15/20	600	643,140
5.20%, 10/15/19	227	241,968
Lockheed Martin Corp.
1.85%, 11/23/18	300	300,690
2.90%, 03/01/25 (Call 12/01/24)	875	882,709
3.10%, 01/15/23 (Call 11/15/22)	200	207,298
3.35%, 09/15/21	504	527,869
3.55%, 01/15/26 (Call 10/15/25)	315	330,038
3.80%, 03/01/45 (Call 09/01/44)	400	395,404
4.07%, 12/15/42	354	365,707
4.25%, 11/15/19[a]	60	63,011
4.50%, 05/15/36 (Call 11/15/35)	250	277,230
4.70%, 05/15/46 (Call 11/15/45)	675	765,963
Series B
6.15%, 09/01/36	150	197,499
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	1,000	1,023,080
3.50%, 03/15/21	232	243,387
3.85%, 04/15/45 (Call 10/15/44)	200	200,468
4.75%, 06/01/43	250	286,400
5.05%, 08/01/19[a]	200	211,870
Northrop Grumman Systems Corp.
7.75%, 02/15/31	50	72,331
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	132	133,877
3.13%, 10/15/20	454	472,106
4.20%, 12/15/44 (Call 06/15/44)	430	472,970
4.88%, 10/15/40	130	154,985

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	$300	$305,382
3.50%, 03/15/27 (Call 12/15/26)	550	562,699
3.70%, 12/15/23 (Call 09/15/23)[a]	100	105,426
4.35%, 04/15/47 (Call 10/15/46)	300	315,564
4.80%, 12/15/43 (Call 06/15/43)	100	111,501
5.25%, 07/15/19	100	105,840
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	200	197,920
3.10%, 06/01/22	581	599,429
3.13%, 05/04/27 (Call 02/04/27)[a]	500	502,085
3.75%, 11/01/46 (Call 05/01/46)	750	722,865
4.05%, 05/04/47 (Call 11/04/46)[a]	250	253,870
4.15%, 05/15/45 (Call 11/16/44)	296	303,850
4.50%, 04/15/20	1,604	1,707,346
4.50%, 06/01/42	865	932,773
5.40%, 05/01/35[a]	50	59,924
5.70%, 04/15/40	350	436,761
6.05%, 06/01/36	285	364,982
6.13%, 07/15/38	100	129,205
6.70%, 08/01/28[a]	150	196,673

		19,438,704
AGRICULTURE — 1.12%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	350	356,335
2.63%, 09/16/26 (Call 06/16/26)[a]	250	243,725
2.85%, 08/09/22	375	382,838
3.88%, 09/16/46 (Call 03/16/46)	600	581,394
4.00%, 01/31/24	490	525,701
4.25%, 08/09/42	250	254,980

Security	Principal (000s)	Value
4.75%, 05/05/21[a]	$700	$764,519
5.38%, 01/31/44	275	327,192
9.25%, 08/06/19	648	737,826
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	500	485,845
4.02%, 04/16/43	300	318,420
BAT Capital Corp.
2.30%, 08/14/20[b]	500	502,615
2.76%, 08/15/22 (Call 07/15/22)[b]	550	553,988
3.22%, 08/15/24 (Call 06/15/24)[b]	625	632,394
3.56%, 08/15/27 (Call 05/15/27)[b]	800	811,888
4.39%, 08/15/37 (Call 02/15/37)[b]	500	514,985
4.54%, 08/15/47 (Call 02/15/47)[b]	600	619,458
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	120	116,912
8.50%, 06/15/19	300	333,138
Philip Morris International Inc.
1.38%, 02/25/19	160	159,310
1.88%, 02/25/21 (Call 01/25/21)	100	99,039
2.00%, 02/21/20	500	501,510
2.13%, 05/10/23 (Call 03/10/23)[a]	500	489,440
2.50%, 08/22/22	192	193,540
2.75%, 02/25/26 (Call 11/25/25)[a]	250	246,668
2.90%, 11/15/21	497	509,579
3.25%, 11/10/24	600	616,572
4.13%, 05/17/21[a]	100	106,731
4.13%, 03/04/43	923	941,183
4.25%, 11/10/44	200	209,038
4.88%, 11/15/43	250	282,713
6.38%, 05/16/38	550	734,932
Reynolds American Inc.
3.25%, 06/12/20	600	617,874
4.45%, 06/12/25 (Call 03/12/25)	395	427,777

112	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.70%, 08/15/35 (Call 02/15/35)	$300	$352,200
5.85%, 08/15/45 (Call 02/15/45)	875	1,060,902
6.88%, 05/01/20	500	559,885
7.25%, 06/15/37	114	156,432

		17,329,478
AIRLINES — 0.32%
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 07/15/24	729	780,456
Series 2014-1, Class A
3.70%, 10/01/26	429	439,947
Series 2015-1, Class A
3.38%, 05/01/27	108	109,854
Series 2016-3, Class AA
3.00%, 10/15/28	750	742,095
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 11/10/19	195	214,821
Series 2012-2, Class A
4.00%, 10/29/24	210	220,026
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	400	413,008
Delta Air Lines Inc. Pass Through Trust Series 2012-1, Class A
4.75%, 05/07/20[a]	190	199,182
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	175	177,826
2.75%, 11/06/19 (Call 10/06/19)	375	381,004
United Airlines Pass Through Trust
Series 2014-2, Class A
3.75%, 09/03/26	503	517,087
Series 2015-1, Class AA
3.45%, 12/01/27[a]	95	97,752
Series 2016-1, Class AA
3.10%, 01/07/30	485	485,956

Security	Principal (000s)	Value
Series 2016-2, Class AA
2.88%, 04/07/30	$200	$197,018

		4,976,032
APPAREL — 0.14%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[a]	80	80,368
2.38%, 11/01/26 (Call 08/01/26)	1,050	1,017,776
3.63%, 05/01/43 (Call 11/01/42)	300	297,825
3.88%, 11/01/45 (Call 05/01/45)	145	149,824
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	101,884
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	500	524,900

		2,172,577
AUTO MANUFACTURERS — 1.74%
American Honda Finance Corp.
1.20%, 07/12/19	100	99,120
1.65%, 07/12/21	220	216,709
1.70%, 09/09/21[a]	300	296,439
2.00%, 02/14/20	50	50,265
2.15%, 03/13/20	350	352,975
2.25%, 08/15/19	250	252,468
2.30%, 09/09/26[a]	400	383,460
2.45%, 09/24/20	170	172,754
Daimler Finance North America LLC
8.50%, 01/18/31	380	571,360
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	450	465,862
4.75%, 01/15/43[a]	275	264,710
5.29%, 12/08/46 (Call 06/08/46)[a]	525	539,327
6.50%, 08/01/18[a]	155	161,343
7.40%, 11/01/46	250	328,088
7.45%, 07/16/31	350	448,255

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
2.43%, 06/12/20[a]	$405	$406,077
2.60%, 11/04/19	200	201,812
2.68%, 01/09/20	500	504,270
2.94%, 01/08/19	800	810,400
3.16%, 08/04/20	200	204,386
3.20%, 01/15/21	1,000	1,018,860
3.34%, 03/18/21	420	430,248
3.34%, 03/28/22 (Call 02/28/22)	800	815,328
3.66%, 09/08/24	450	452,817
3.81%, 01/09/24 (Call 11/09/23)	500	510,650
4.13%, 08/04/25	450	462,339
5.75%, 02/01/21	500	549,820
General Motors Co.
3.50%, 10/02/18	800	813,128
4.20%, 10/01/27 (Call 07/01/27)	200	202,820
5.15%, 04/01/38 (Call 10/01/37)	250	252,905
5.20%, 04/01/45[a]	577	570,820
5.40%, 04/01/48 (Call 10/01/47)	200	202,414
6.25%, 10/02/43	500	559,155
6.60%, 04/01/36 (Call 10/01/35)	50	58,536
6.75%, 04/01/46 (Call 10/01/45)[a]	200	235,686
General Motors Financial Co. Inc.
2.40%, 05/09/19	325	326,550
2.65%, 04/13/20	500	503,815
3.10%, 01/15/19	1,195	1,211,730
3.20%, 07/13/20 (Call 06/13/20)	200	204,498
3.45%, 01/14/22 (Call 12/14/21)[a]	1,000	1,022,290
3.70%, 11/24/20 (Call 10/24/20)	743	771,442
3.70%, 05/09/23 (Call 03/09/23)	100	101,950
3.95%, 04/13/24 (Call 02/13/24)	300	306,633

Security	Principal (000s)	Value
4.00%, 01/15/25 (Call 10/15/24)	$800	$812,304
4.00%, 10/06/26 (Call 07/06/26)[a]	575	576,564
4.20%, 03/01/21 (Call 02/01/21)	650	683,663
4.25%, 05/15/23[a]	50	52,271
4.38%, 09/25/21	100	105,976
5.25%, 03/01/26 (Call 12/01/25)	250	272,305
PACCAR Financial Corp.
2.30%, 08/10/22	500	502,515
Toyota Motor Credit Corp.
1.40%, 05/20/19	300	298,653
1.55%, 10/18/19[a]	280	279,096
1.90%, 04/08/21	450	449,172
1.95%, 04/17/20	1,000	1,003,760
2.00%, 10/24/18	250	251,275
2.13%, 07/18/19	910	917,644
2.15%, 03/12/20	350	353,175
2.63%, 01/10/23[a]	740	751,381
3.20%, 01/11/27[a]	50	51,786
3.30%, 01/12/22	960	1,005,638
3.40%, 09/15/21	105	110,419

		26,792,111
AUTO PARTS & EQUIPMENT — 0.08%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	110	112,934
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)	200	215,068
4.40%, 10/01/46 (Call 04/01/46)	200	204,210
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	320	340,496
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	200	209,814
4.15%, 10/01/25 (Call 07/01/25)	100	107,744

		1,190,266

114	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
BANKS — 20.08%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	$1,000	$996,310
2.25%, 06/13/19	850	857,310
2.30%, 06/01/21	300	301,107
2.63%, 05/19/22[a]	750	757,800
2.70%, 11/16/20	250	255,170
Banco Santander SA
3.50%, 04/11/22	200	205,906
4.25%, 04/11/27	200	208,470
Bancolombia SA
5.95%, 06/03/21	200	221,842
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	1,250	1,243,112
2.60%, 01/15/19	1,000	1,010,010
2.65%, 04/01/19	952	963,453
3.25%, 10/21/27 (Call 10/21/26)	800	786,816
3.30%, 01/11/23	900	925,362
3.50%, 04/19/26	1,000	1,020,210
3.88%, 08/01/25	575	603,894
4.00%, 04/01/24	490	520,600
4.00%, 01/22/25	395	409,303
4.10%, 07/24/23	250	267,428
4.13%, 01/22/24	350	374,909
4.18%, 11/25/27 (Call 11/25/26)	550	569,481
4.25%, 10/22/26	300	314,910
4.45%, 03/03/26	600	637,296
4.88%, 04/01/44	450	512,532
5.00%, 05/13/21	375	409,785
5.00%, 01/21/44	300	347,376
5.63%, 07/01/20	1,150	1,259,112
5.70%, 01/24/22	370	418,611
5.88%, 01/05/21	525	585,464
5.88%, 02/07/42	226	289,750
6.11%, 01/29/37[a]	500	625,030
6.22%, 09/15/26[a]	500	592,585
7.63%, 06/01/19	970	1,062,470
7.75%, 05/14/38	650	955,435

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[c]	$50	$50,243
VRN, (3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[c]	500	504,055
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[a,c]	300	305,949
VRN, (3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[c]	1,000	1,021,960
VRN, (3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[c]	550	566,604
VRN, (3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[c]	410	432,398
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[c]	745	804,853
Series L
2.25%, 04/21/20	2,045	2,054,693
4.75%, 04/21/45[a]	460	501,014
Bank of America N.A.
2.05%, 12/07/18	250	251,118
6.00%, 10/15/36	426	544,270
Bank of Montreal
1.35%, 08/28/18	500	498,990
1.90%, 08/27/21	700	695,149
2.10%, 12/12/19	500	503,025
2.10%, 06/15/20[a]	750	753,502
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	250	249,683

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.20%, 05/15/19 (Call 04/15/19)	$570	$574,167
2.20%, 08/16/23 (Call 06/16/23)	300	295,956
2.45%, 11/27/20 (Call 10/27/20)	490	497,090
2.45%, 08/17/26 (Call 05/17/26)	100	96,585
2.50%, 04/15/21 (Call 03/15/21)	730	739,665
2.60%, 08/17/20 (Call 07/17/20)	600	611,808
3.00%, 02/24/25 (Call 01/24/25)	180	182,623
3.25%, 09/11/24 (Call 08/11/24)	150	154,874
3.25%, 05/16/27 (Call 02/16/27)	500	512,785
3.40%, 05/15/24 (Call 04/15/24)	750	782,272
3.55%, 09/23/21 (Call 08/23/21)	350	367,899
3.65%, 02/04/24 (Call 01/05/24)	300	317,880
5.45%, 05/15/19	300	318,063
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[c]	150	154,709
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,200	1,210,488
Bank of Nova Scotia (The)
1.65%, 06/14/19	920	920,009
1.95%, 01/15/19[a]	200	200,716
2.45%, 03/22/21	1,300	1,316,146
2.80%, 07/21/21[a]	510	521,511
4.38%, 01/13/21	150	160,976
4.50%, 12/16/25[a]	400	425,964
Bank One Corp.
7.63%, 10/15/26	350	454,163
Barclays Bank PLC
5.14%, 10/14/20	250	268,462
6.75%, 05/22/19	300	324,117

Security	Principal (000s)	Value
Barclays PLC
2.75%, 11/08/19	$500	$506,435
2.88%, 06/08/20	500	506,860
3.25%, 01/12/21	500	511,195
3.65%, 03/16/25	1,850	1,862,524
3.68%, 01/10/23 (Call 01/10/22)[a]	500	514,090
4.34%, 01/10/28 (Call 01/10/27)	250	260,593
4.38%, 09/11/24	200	205,102
4.38%, 01/12/26	800	841,656
4.95%, 01/10/47	900	985,509
5.20%, 05/12/26	200	213,398
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	550	550,610
2.25%, 02/01/19 (Call 01/02/19)	800	806,032
2.45%, 01/15/20 (Call 12/15/19)	556	564,357
2.75%, 04/01/22 (Call 03/01/22)	500	512,795
6.85%, 04/30/19	255	275,586
BNP Paribas SA
2.40%, 12/12/18	250	252,253
2.70%, 08/20/18[a]	450	454,599
4.25%, 10/15/24	200	210,734
5.00%, 01/15/21	710	775,845
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	400	415,564
BPCE SA
2.50%, 07/15/19	500	505,565
2.75%, 12/02/21[a]	1,300	1,321,879
4.00%, 04/15/24	250	267,748
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	450	448,105
3.80%, 10/30/26 (Call 09/30/26)	250	266,613
Canadian Imperial Bank of Commerce
2.55%, 06/16/22[a]	500	504,725

116	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	$285	$285,011
3.75%, 04/24/24 (Call 03/24/24)	520	540,093
3.75%, 07/28/26 (Call 06/28/26)	300	298,737
3.75%, 03/09/27 (Call 02/09/27)	800	811,672
4.75%, 07/15/21	90	97,743
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	750	746,280
2.25%, 09/13/21 (Call 08/13/21)	250	247,673
2.40%, 09/05/19 (Call 08/05/19)	1,250	1,256,725
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	250	251,260
Citigroup Inc.
2.05%, 12/07/18	550	551,765
2.40%, 02/18/20	2,300	2,319,872
2.50%, 07/29/19	650	657,299
2.55%, 04/08/19[a]	500	505,245
2.65%, 10/26/20	700	709,828
2.70%, 03/30/21	25	25,332
2.75%, 04/25/22 (Call 03/25/22)	500	503,765
2.90%, 12/08/21 (Call 11/08/21)	250	254,175
3.20%, 10/21/26 (Call 07/21/26)	675	667,784
3.30%, 04/27/25	250	254,150
3.40%, 05/01/26	1,200	1,207,572
3.70%, 01/12/26	200	206,184
3.88%, 10/25/23	750	789,510
3.88%, 03/26/25	350	359,002
4.05%, 07/30/22	125	131,711
4.13%, 07/25/28	500	515,485
4.30%, 11/20/26	200	209,398
4.40%, 06/10/25	250	264,283
4.45%, 09/29/27	1,345	1,422,674

Security	Principal (000s)	Value
4.50%, 01/14/22	$600	$647,904
4.65%, 07/30/45	375	412,905
4.75%, 05/18/46	500	537,275
5.30%, 05/06/44	350	405,006
5.50%, 09/13/25	650	734,285
5.88%, 01/30/42	100	127,406
6.00%, 10/31/33	355	432,149
6.68%, 09/13/43	500	680,075
8.13%, 07/15/39	575	900,128
VRN, (3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[c]	500	502,365
VRN, (3 mo. LIBOR US + 1.390%)
3.67%, 07/24/28 (Call 07/24/27)[c]	300	304,224
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[a,c]	1,000	1,033,400
VRN, (3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[c]	250	261,728
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	500	501,985
2.65%, 05/26/22 (Call 04/26/22)[a]	250	251,753
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	800	847,280
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	500	503,750
2.30%, 09/06/19[a]	100	100,884
2.30%, 03/12/20	500	504,435
2.55%, 03/15/21[a]	260	263,076
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	251,018
3.88%, 04/10/25 (Call 03/10/25)[a]	250	252,300

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
3.75%, 07/21/26	$250	$255,055
3.88%, 02/08/22	735	784,252
3.95%, 11/09/22	800	842,736
4.50%, 01/11/21	375	404,332
5.25%, 05/24/41	200	246,948
5.25%, 08/04/45[a]	250	295,837
5.75%, 12/01/43	500	627,845
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	248,070
2.25%, 01/14/20	250	252,428
2.50%, 01/19/21	970	983,774
2.75%, 01/10/22	1,250	1,276,175
Credit Suisse AG/New York NY
3.00%, 10/29/21	750	769,575
3.63%, 09/09/24	250	261,945
4.38%, 08/05/20[a]	750	798,480
5.40%, 01/14/20	610	654,115
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,205	1,221,665
3.13%, 12/10/20	800	818,688
3.45%, 04/16/21	750	774,180
3.75%, 03/26/25	250	255,795
3.80%, 09/15/22	1,300	1,358,682
4.55%, 04/17/26[a]	1,000	1,074,770
Deutsche Bank AG
2.95%, 08/20/20	50	50,654
3.13%, 01/13/21	200	202,958
3.38%, 05/12/21	800	818,728
4.10%, 01/13/26	240	248,772
4.25%, 10/14/21	750	791,032
Deutsche Bank AG/London
2.50%, 02/13/19	275	276,485
3.70%, 05/30/24[a]	305	311,920
Deutsche Bank AG/New York NY
2.70%, 07/13/20	500	503,535
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	500	512,160
3.20%, 08/09/21 (Call 07/09/21)	250	256,388
7.00%, 04/15/20	550	608,828

Security	Principal (000s)	Value
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	$500	$502,405
3.50%, 03/15/22 (Call 02/15/22)	665	694,905
4.30%, 01/16/24 (Call 12/16/23)	300	321,246
8.25%, 03/01/38	250	385,197
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	500	497,655
2.25%, 06/14/21 (Call 05/14/21)	200	200,786
2.88%, 10/01/21 (Call 09/01/21)	200	204,774
First Republic Bank/CA
4.63%, 02/13/47	350	363,545
Goldman Sachs Capital I
6.35%, 02/15/34[a]	970	1,214,547
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	1,000	993,780
2.55%, 10/23/19	830	839,902
2.60%, 04/23/20 (Call 03/23/20)	852	862,582
2.63%, 01/31/19	350	353,657
2.75%, 09/15/20 (Call 08/15/20)	610	620,242
2.88%, 02/25/21 (Call 01/25/21)	120	122,122
3.00%, 04/26/22 (Call 04/26/21)	1,000	1,015,920
3.50%, 11/16/26 (Call 11/16/25)	500	502,995
3.63%, 01/22/23	700	727,601
3.75%, 05/22/25 (Call 02/22/25)	300	309,318
3.75%, 02/25/26 (Call 11/25/25)	750	773,677
3.85%, 07/08/24 (Call 04/08/24)[a]	1,500	1,572,525
3.85%, 01/26/27 (Call 01/26/26)[a]	500	514,830

118	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.25%, 10/21/25[a]	$825	$863,734
4.75%, 10/21/45 (Call 04/21/45)	875	975,914
4.80%, 07/08/44 (Call 01/08/44)	500	560,790
5.15%, 05/22/45	500	568,895
5.25%, 07/27/21[a]	601	662,080
5.38%, 03/15/20	650	701,818
5.75%, 01/24/22	1,100	1,241,449
5.95%, 01/15/27	265	311,682
6.00%, 06/15/20	800	882,272
6.13%, 02/15/33	370	465,478
6.25%, 02/01/41	830	1,102,174
6.45%, 05/01/36	125	159,506
6.75%, 10/01/37	1,017	1,336,511
7.50%, 02/15/19	680	733,876
VRN, (3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[c]	800	802,800
HSBC Bank USA N.A.
4.88%, 08/24/20	750	809,137
HSBC Holdings PLC
2.65%, 01/05/22	1,500	1,508,925
2.95%, 05/25/21	800	816,912
3.40%, 03/08/21	1,200	1,243,380
4.00%, 03/30/22	680	722,908
4.25%, 03/14/24[a]	600	631,002
4.25%, 08/18/25	450	469,777
4.30%, 03/08/26	1,700	1,831,937
5.10%, 04/05/21	164	179,636
5.25%, 03/14/44	400	461,752
6.10%, 01/14/42	587	785,089
6.50%, 05/02/36	400	518,048
6.50%, 09/15/37	349	456,345
6.80%, 06/01/38	850	1,148,834
VRN, (3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[c]	750	787,920
HSBC USA Inc.
2.35%, 03/05/20	850	858,083
3.50%, 06/23/24	800	831,624

Security	Principal (000s)	Value
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	$340	$337,498
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	300	301,413
2.38%, 03/10/20 (Call 02/10/20)	250	252,233
2.40%, 04/01/20 (Call 03/01/20)	250	252,165
2.50%, 08/07/22 (Call 07/07/22)	500	500,005
ING Groep NV
3.15%, 03/29/22	350	358,421
3.95%, 03/29/27	600	629,604
Intesa Sanpaolo SpA
5.25%, 01/12/24	400	443,676
JPMorgan Chase & Co.
2.20%, 10/22/19	506	511,030
2.25%, 01/23/20 (Call 12/23/19)	3,200	3,227,200
2.40%, 06/07/21 (Call 05/07/21)	430	433,492
2.55%, 10/29/20 (Call 09/29/20)	750	760,867
2.55%, 03/01/21 (Call 02/01/21)	2,000	2,025,520
2.75%, 06/23/20 (Call 05/23/20)	530	540,833
2.95%, 10/01/26 (Call 07/01/26)	650	639,834
2.97%, 01/15/23 (Call 01/15/22)	100	101,760
3.13%, 01/23/25 (Call 10/23/24)	1,006	1,016,623
3.20%, 01/25/23	650	668,850
3.20%, 06/15/26 (Call 03/15/26)	620	620,236
3.25%, 09/23/22	450	465,637
3.30%, 04/01/26 (Call 01/01/26)	1,245	1,256,093
3.63%, 05/13/24	420	440,387
3.63%, 12/01/27 (Call 12/01/26)	500	504,460

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.88%, 02/01/24	$100	$106,352
3.88%, 09/10/24	650	680,212
3.90%, 07/15/25 (Call 04/15/25)	1,080	1,144,984
4.13%, 12/15/26	500	525,310
4.25%, 10/15/20	442	470,730
4.25%, 10/01/27	300	318,855
4.35%, 08/15/21	380	409,648
4.40%, 07/22/20	442	471,503
4.50%, 01/24/22	1,550	1,684,648
4.63%, 05/10/21	750	813,300
4.85%, 02/01/44	550	635,057
4.95%, 06/01/45[a]	250	283,310
5.40%, 01/06/42	332	406,444
5.50%, 10/15/40	200	246,830
5.60%, 07/15/41	650	812,955
5.63%, 08/16/43	825	1,007,383
6.30%, 04/23/19	380	407,292
6.40%, 05/15/38	225	303,651
VRN, (3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[c]	500	503,975
VRN, (3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[c]	50	50,444
VRN, (3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[c]	800	814,704
VRN, (3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[c]	500	528,340
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	250	249,708
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	410	414,338
3.40%, 05/20/26	500	506,420
KeyCorp
2.90%, 09/15/20	670	685,953
5.10%, 03/24/21	300	329,403

Security	Principal (000s)	Value
KfW
0.00%, 04/18/36	$450	$264,951
1.00%, 07/15/19[a]	250	247,775
1.13%, 08/06/18[a]	1,000	997,830
1.13%, 11/16/18	1,000	996,730
1.25%, 09/30/19	3,000	2,983,800
1.50%, 02/06/19	800	800,640
1.50%, 09/09/19	1,500	1,499,715
1.50%, 04/20/20	120	119,808
1.50%, 06/15/21	3,090	3,062,128
1.63%, 03/15/21	250	249,373
1.75%, 03/31/20	1,000	1,005,190
1.88%, 06/30/20	500	503,910
1.88%, 11/30/20	1,300	1,308,138
2.00%, 10/04/22	300	301,296
2.00%, 05/02/25[a]	2,300	2,273,987
2.13%, 03/07/22[a]	1,250	1,265,100
2.13%, 06/15/22	500	505,505
2.13%, 01/17/23	1,050	1,059,166
2.38%, 08/25/21[a]	175	179,025
2.50%, 11/20/24	1,750	1,791,317
2.63%, 01/25/22	500	516,825
2.75%, 09/08/20	2,000	2,064,960
2.75%, 10/01/20[a]	1,500	1,549,260
4.00%, 01/27/20	1,750	1,850,817
4.88%, 06/17/19	450	476,622
Korea Development Bank (The)
3.00%, 09/14/22	500	510,475
3.00%, 01/13/26	500	500,650
3.75%, 01/22/24	200	210,544
4.63%, 11/16/21	300	325,116
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	500	498,285
1.75%, 07/27/26	900	860,580
1.88%, 09/17/18	450	452,304
2.00%, 01/13/25	500	494,350
2.25%, 10/01/21	250	254,228
Lloyds Bank PLC
6.38%, 01/21/21	555	628,560
Lloyds Banking Group PLC
3.00%, 01/11/22	500	505,715
3.75%, 01/11/27	1,000	1,019,900
4.50%, 11/04/24	200	210,718

120	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.65%, 03/24/26	$700	$742,315
5.30%, 12/01/45[a]	300	352,185
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	200	201,438
2.50%, 05/18/22 (Call 04/18/22)	500	504,195
2.90%, 02/06/25 (Call 01/06/25)	250	251,063
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	496,885
2.53%, 09/13/23[a]	300	297,675
2.67%, 07/25/22	500	502,720
2.76%, 09/13/26[a]	250	244,065
2.95%, 03/01/21	450	459,751
3.29%, 07/25/27	500	504,570
3.68%, 02/22/27	600	628,338
3.85%, 03/01/26	400	422,488
Mizuho Financial Group Inc.
3.66%, 02/28/27	1,205	1,260,213
Morgan Stanley
2.20%, 12/07/18[a]	300	301,779
2.45%, 02/01/19	500	503,940
2.50%, 01/24/19	950	958,768
2.50%, 04/21/21	1,500	1,509,030
2.65%, 01/27/20	1,675	1,700,343
2.75%, 05/19/22	500	504,010
2.80%, 06/16/20	1,550	1,578,442
3.13%, 07/27/26	850	839,358
3.63%, 01/20/27	600	613,926
3.70%, 10/23/24[a]	100	104,099
3.75%, 02/25/23	1,000	1,048,360
3.88%, 01/27/26	600	627,006
3.95%, 04/23/27	800	815,920
4.00%, 07/23/25	405	426,919
4.10%, 05/22/23	500	525,260
4.30%, 01/27/45	425	443,908
4.35%, 09/08/26	800	840,400
4.38%, 01/22/47	800	845,904
4.88%, 11/01/22	450	490,860
5.00%, 11/24/25	450	495,288
5.50%, 01/26/20	100	107,899

Security	Principal (000s)	Value
5.50%, 07/28/21	$155	$172,427
5.63%, 09/23/19	700	750,323
5.75%, 01/25/21	800	888,352
6.38%, 07/24/42	925	1,251,775
7.25%, 04/01/32	290	401,395
7.30%, 05/13/19	775	843,301
VRN, (3 mo. LIBOR US + 1.455%)
3.97%, 07/22/38 (Call 07/22/37)[c]	1,050	1,060,804
Series F
3.88%, 04/29/24	600	631,242
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)[a]	200	199,160
3.50%, 06/18/22	400	415,384
National Australia Bank Ltd./New York
2.50%, 05/22/22	1,000	1,003,020
2.63%, 07/23/20	750	763,687
3.38%, 01/14/26	250	257,805
National City Corp.
6.88%, 05/15/19	400	432,148
Northern Trust Corp.
3.38%, 08/23/21	500	522,970
3.95%, 10/30/25	250	268,423
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	700	695,282
1.50%, 10/21/20	900	894,384
1.63%, 03/12/19	850	851,419
PNC Bank N.A.
1.95%, 03/04/19 (Call 02/02/19)[d]	500	501,605
2.25%, 07/02/19 (Call 06/02/19)[d]	1,750	1,763,895
2.40%, 10/18/19 (Call 09/18/19)[d]	250	252,900
4.20%, 11/01/25 (Call 10/02/25)[d]	350	381,395
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[d]	500	504,960

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.30%, 03/08/22 (Call 02/06/22)[d]	$312	$326,159
3.90%, 04/29/24 (Call 03/29/24)[d]	850	902,997
4.38%, 08/11/20[d]	250	266,953
5.13%, 02/08/20[d]	395	424,724
Regions Bank/Birmingham AL
6.45%, 06/26/37	250	309,605
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	500	503,270
Royal Bank of Canada
1.63%, 04/15/19	500	499,060
2.00%, 12/10/18	600	602,790
2.15%, 03/15/19	540	543,958
2.35%, 10/30/20	350	353,430
2.50%, 01/19/21	1,150	1,167,595
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,225	1,253,604
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	500	502,585
2.70%, 05/24/19 (Call 04/24/19)	250	252,155
4.50%, 07/17/25 (Call 04/17/25)	320	335,376
Santander Issuances SAU
5.18%, 11/19/25[a]	200	215,410
Santander UK Group Holdings PLC
2.88%, 10/16/20	610	620,419
3.13%, 01/08/21	1,095	1,119,747
3.57%, 01/10/23 (Call 01/10/22)	500	512,800
Santander UK PLC
2.00%, 08/24/18	450	451,881
2.50%, 03/14/19	1,025	1,035,465
4.00%, 03/13/24	430	458,410
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	1,000	1,008,260
2.63%, 03/15/21	250	253,978
2.80%, 03/11/22[a]	500	511,015
Societe Generale SA
2.63%, 10/01/18	250	252,213

Security	Principal (000s)	Value
State Street Corp.
2.55%, 08/18/20	$750	$765,030
2.65%, 05/19/26[a]	150	148,043
3.30%, 12/16/24	628	656,241
3.70%, 11/20/23	750	806,910
4.38%, 03/07/21[a]	517	557,119
VRN, (3 mo. LIBOR US + 0.635%)
2.65%, 05/15/23 (Call 05/15/22)[c]	300	303,453
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	500	502,990
2.45%, 01/10/19	250	252,030
2.45%, 01/16/20	250	252,900
3.40%, 07/11/24	350	363,457
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	500	501,400
2.85%, 01/11/22[a]	250	254,123
2.93%, 03/09/21	700	715,456
3.45%, 01/11/27[a]	2,250	2,316,060
3.78%, 03/09/26	850	895,305
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	40	40,281
2.45%, 08/01/22 (Call 07/01/22)	550	552,189
3.30%, 05/15/26 (Call 04/15/26)	500	499,675
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	450	455,359
SVB Financial Group
3.50%, 01/29/25	375	378,836
Svenska Handelsbanken AB
2.25%, 06/17/19	1,000	1,008,650
2.40%, 10/01/20	250	253,213
2.45%, 03/30/21[a]	1,750	1,771,280
Toronto-Dominion Bank (The)
1.45%, 09/06/18	500	499,445
1.80%, 07/13/21	1,430	1,416,444
1.95%, 01/22/19	1,000	1,004,000
2.25%, 11/05/19	400	403,604

122	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 12/14/20	$950	$965,779
2.63%, 09/10/18	250	252,660
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	250	252,143
2.95%, 07/15/22 (Call 06/15/22)	525	539,201
3.00%, 03/15/22 (Call 02/15/22)	250	259,055
3.10%, 04/27/26 (Call 03/27/26)	250	251,410
3.70%, 01/30/24 (Call 12/29/23)	690	734,491
4.13%, 05/24/21 (Call 04/23/21)	165	176,989
Series X
3.15%, 04/27/27 (Call 03/27/27)	1,000	1,016,650
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	250	248,963
2.80%, 01/27/25 (Call 12/27/24)	500	502,540
UBS AG/Stamford CT
2.38%, 08/14/19	800	808,208
4.88%, 08/04/20	500	539,905
Wachovia Corp.
5.50%, 08/01/35	100	118,785
Wells Fargo & Co.
2.55%, 12/07/20[a]	635	643,547
2.60%, 07/22/20	300	304,485
2.63%, 07/22/22	360	362,210
3.00%, 01/22/21	250	257,043
3.00%, 02/19/25	2,415	2,419,685
3.00%, 04/22/26	830	821,584
3.00%, 10/23/26	1,250	1,235,875
3.07%, 01/24/23 (Call 01/24/22)	1,000	1,022,190
3.30%, 09/09/24[a]	1,700	1,745,084
3.50%, 03/08/22	620	648,842
3.55%, 09/29/25	1,290	1,336,066
3.90%, 05/01/45[a]	500	506,675
4.10%, 06/03/26	2,540	2,667,610

Security	Principal (000s)	Value
4.13%, 08/15/23	$300	$319,686
4.30%, 07/22/27	430	459,283
4.40%, 06/14/46	600	621,174
4.48%, 01/16/24	120	130,121
4.60%, 04/01/21	490	529,906
4.65%, 11/04/44	400	425,708
4.75%, 12/07/46	600	653,022
4.90%, 11/17/45	90	99,590
5.38%, 11/02/43[a]	360	420,455
5.61%, 01/15/44	645	777,231
VRN, (3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[c]	920	940,378
Series M
3.45%, 02/13/23	570	586,900
Series N
2.15%, 01/30/20	1,380	1,386,693
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	250,095
Wells Fargo Capital X
5.95%, 12/15/36	70	79,142
Westpac Banking Corp.
2.25%, 01/17/19	350	352,397
2.30%, 05/26/20	265	267,502
2.60%, 11/23/20	2,100	2,134,104
2.85%, 05/13/26	500	496,655
3.35%, 03/08/27[a]	800	821,896
4.88%, 11/19/19	830	882,921
VRN, (5 year USD ICE Swap + 2.236%)
4.32%, 11/23/31 (Call 11/23/26)[c]	100	103,823

		309,488,484
BEVERAGES — 2.44%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,050	1,052,814
2.15%, 02/01/19	880	886,028
2.63%, 01/17/23	700	704,263
2.65%, 02/01/21 (Call 01/01/21)	2,970	3,029,638

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.30%, 02/01/23 (Call 12/01/22)	$1,150	$1,194,505
3.65%, 02/01/26 (Call 11/01/25)	3,300	3,434,442
3.70%, 02/01/24	420	445,095
4.00%, 01/17/43	275	275,275
4.63%, 02/01/44[a]	500	549,385
4.70%, 02/01/36 (Call 08/01/35)	875	974,146
4.90%, 02/01/46 (Call 08/01/45)[a]	2,606	2,960,963
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	50	50,519
3.75%, 01/15/22	500	531,570
4.38%, 02/15/21	75	80,728
4.44%, 10/06/48 (Call 04/06/48)	909	972,866
4.95%, 01/15/42	500	568,020
5.38%, 01/15/20	121	130,894
6.88%, 11/15/19	250	276,670
7.75%, 01/15/19	500	540,020
8.20%, 01/15/39	230	365,449
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	154,569
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	200	218,692
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	100	103,887
Coca-Cola Co. (The)
1.55%, 09/01/21	500	493,660
1.65%, 11/01/18	550	551,292
1.88%, 10/27/20	420	421,659
2.20%, 05/25/22[a]	270	272,268
2.25%, 09/01/26	300	288,678
2.45%, 11/01/20	340	346,933
2.88%, 10/27/25	964	980,031
3.15%, 11/15/20	270	281,302
3.20%, 11/01/23	382	399,958
3.30%, 09/01/21	462	486,722

Security	Principal (000s)	Value
Coca-Cola European Partners US LLC
4.50%, 09/01/21 (Call 06/01/21)	$100	$107,395
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	200	201,518
5.25%, 11/26/43	300	350,958
Constellation Brands Inc.
4.25%, 05/01/23	550	593,664
4.75%, 12/01/25	500	553,700
6.00%, 05/01/22	300	344,697
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	280	285,082
3.88%, 04/29/43 (Call 10/29/42)[a]	35	36,175
5.88%, 09/30/36	153	200,156
Diageo Investment Corp.
2.88%, 05/11/22	525	541,233
4.25%, 05/11/42	300	325,755
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	350	335,027
3.20%, 11/15/21 (Call 08/15/21)[a]	450	464,566
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	250	252,245
Molson Coors Brewing Co.
1.45%, 07/15/19[a]	250	247,753
2.10%, 07/15/21 (Call 06/15/21)	400	395,496
2.25%, 03/15/20 (Call 02/15/20)[b]	160	160,680
3.00%, 07/15/26 (Call 04/15/26)[a]	360	352,822
4.20%, 07/15/46 (Call 01/15/46)	580	579,629
5.00%, 05/01/42[a]	250	277,595
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29	300	412,080

124	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
PepsiCo Inc.
1.50%, 02/22/19	$100	$100,002
1.70%, 10/06/21 (Call 09/06/21)	500	494,510
2.15%, 10/14/20 (Call 09/14/20)	590	596,366
2.38%, 10/06/26 (Call 07/06/26)[a]	820	795,056
2.75%, 03/05/22	250	258,458
2.75%, 03/01/23	90	92,589
2.75%, 04/30/25 (Call 01/30/25)	217	219,467
2.85%, 02/24/26 (Call 11/24/25)	425	428,714
3.00%, 08/25/21[a]	800	833,896
3.45%, 10/06/46 (Call 04/06/46)[a]	350	334,632
3.60%, 03/01/24 (Call 12/01/23)	450	480,874
4.00%, 03/05/42	228	238,021
4.00%, 05/02/47 (Call 11/02/46)	500	524,640
4.25%, 10/22/44 (Call 04/22/44)	100	108,100
4.45%, 04/14/46 (Call 10/14/45)	545	611,108
4.50%, 01/15/20	250	266,868
4.60%, 07/17/45 (Call 01/17/45)[a]	146	166,071

		37,590,539
BIOTECHNOLOGY — 1.23%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	500	502,900
2.60%, 08/19/26 (Call 05/19/26)	540	519,782
2.65%, 05/11/22 (Call 04/11/22)	330	332,785
3.13%, 05/01/25 (Call 02/01/25)	40	40,501
3.45%, 10/01/20	550	572,792
3.63%, 05/22/24 (Call 02/22/24)	565	593,516

Security	Principal (000s)	Value
3.88%, 11/15/21 (Call 08/15/21)	$192	$203,487
4.10%, 06/15/21 (Call 03/15/21)	607	646,230
4.40%, 05/01/45 (Call 11/01/44)	726	760,950
4.56%, 06/15/48 (Call 12/15/47)	588	627,302
4.66%, 06/15/51 (Call 12/15/50)[a]	1,371	1,484,985
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	100	101,715
4.00%, 06/23/25 (Call 03/23/25)	40	42,130
5.25%, 06/23/45 (Call 12/23/44)	290	336,098
Biogen Inc.
2.90%, 09/15/20	690	706,063
4.05%, 09/15/25 (Call 06/15/25)	405	433,152
5.20%, 09/15/45 (Call 03/15/45)	500	574,695
Celgene Corp.
2.13%, 08/15/18[a]	500	502,130
2.88%, 08/15/20[a]	350	358,914
3.25%, 08/15/22	450	465,745
3.55%, 08/15/22[a]	50	52,468
3.63%, 05/15/24 (Call 02/15/24)	202	211,603
3.88%, 08/15/25 (Call 05/15/25)[a]	350	370,730
3.95%, 10/15/20	200	211,538
4.63%, 05/15/44 (Call 11/15/43)	325	349,031
5.00%, 08/15/45 (Call 02/15/45)	400	456,328
5.25%, 08/15/43	250	289,490
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)[a]	50	49,479
2.35%, 02/01/20[a]	200	202,482
2.50%, 09/01/23 (Call 07/01/23)	120	119,746

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.55%, 09/01/20	$1,300	$1,323,296
2.95%, 03/01/27 (Call 12/01/26)[a]	750	745,462
3.50%, 02/01/25 (Call 11/01/24)	250	261,665
3.65%, 03/01/26 (Call 12/01/25)	810	851,699
3.70%, 04/01/24 (Call 01/01/24)	400	423,948
4.00%, 09/01/36 (Call 03/01/36)	150	154,353
4.15%, 03/01/47 (Call 09/01/46)[a]	725	744,713
4.40%, 12/01/21 (Call 09/01/21)	330	358,423
4.50%, 04/01/21 (Call 01/01/21)	200	215,676
4.50%, 02/01/45 (Call 08/01/44)	548	589,966
4.60%, 09/01/35 (Call 03/01/35)	250	275,898
4.75%, 03/01/46 (Call 09/01/45)	600	671,298
5.65%, 12/01/41 (Call 06/01/41)	152	189,394

		18,924,558
BUILDING MATERIALS — 0.22%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[e]	75	78,636
3.75%, 12/01/21 (Call 09/01/21)	182	191,340
3.90%, 02/14/26 (Call 11/14/25)	300	320,028
4.25%, 03/01/21	80	85,170
4.50%, 02/15/47 (Call 08/15/46)	580	623,094
4.95%, 07/02/64 (Call 01/02/64)[a,e]	80	86,881
5.00%, 03/30/20	92	98,549
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	600	645,864

Security	Principal (000s)	Value
4.50%, 05/15/47 (Call 11/15/46)	$200	$203,524
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	352	374,877
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	400	431,888
4.50%, 06/15/47 (Call 12/15/46)	250	256,230

		3,396,081
CHEMICALS — 1.31%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	211	216,838
3.38%, 03/15/25 (Call 12/15/24)	110	112,035
3.50%, 06/01/23 (Call 03/01/23)[a]	160	165,901
4.13%, 03/15/35 (Call 09/15/34)	45	45,374
5.25%, 01/15/45 (Call 07/15/44)	300	343,716
6.75%, 01/15/19	78	82,732
Air Products & Chemicals Inc.
3.00%, 11/03/21[a]	200	207,334
4.38%, 08/21/19[a]	150	157,744
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	180	189,216
Cabot Corp.
3.70%, 07/15/22	50	51,774
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)[a]	292	301,072
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	400	410,464
4.13%, 11/15/21 (Call 08/15/21)	655	699,998
4.25%, 11/15/20 (Call 08/15/20)	25	26,549
4.25%, 10/01/34 (Call 04/01/34)[a]	550	574,744

126	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.38%, 11/15/42 (Call 05/15/42)	$583	$598,275
8.55%, 05/15/19	902	1,001,202
9.40%, 05/15/39	170	287,654
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	600	608,664
3.60%, 08/15/22 (Call 05/15/22)	98	102,112
3.80%, 03/15/25 (Call 12/15/24)	303	314,378
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	612	622,539
3.63%, 01/15/21	286	300,766
4.15%, 02/15/43	204	209,086
4.63%, 01/15/20	300	318,978
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	600	623,820
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	450	467,766
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	830	900,650
5.25%, 07/15/43	100	113,243
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	150	150,507
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	100	100,555
5.00%, 04/15/19 (Call 01/15/19)	296	307,944
5.75%, 04/15/24 (Call 01/15/24)	500	575,510
6.00%, 11/15/21 (Call 08/17/21)	200	226,406
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	300	298,086

Security	Principal (000s)	Value
Monsanto Co.
2.13%, 07/15/19	$260	$260,827
2.85%, 04/15/25 (Call 01/15/25)[a]	350	345,730
3.38%, 07/15/24 (Call 04/15/24)	472	486,368
3.95%, 04/15/45 (Call 10/15/44)	250	240,847
4.20%, 07/15/34 (Call 01/15/34)	73	74,817
4.40%, 07/15/44 (Call 01/15/44)	306	315,012
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	260	271,484
4.25%, 11/15/23 (Call 08/15/23)[a]	50	52,401
5.63%, 11/15/43 (Call 05/15/43)[a]	225	234,045
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	154	151,895
5.63%, 12/01/40	251	301,338
6.50%, 05/15/19	160	171,243
PPG Industries Inc.
3.60%, 11/15/20	100	104,689
Praxair Inc.
1.25%, 11/07/18	130	129,572
2.20%, 08/15/22 (Call 05/15/22)[a]	400	399,856
2.45%, 02/15/22 (Call 11/15/21)	92	93,186
2.65%, 02/05/25 (Call 11/05/24)	140	139,576
3.00%, 09/01/21	100	103,567
3.20%, 01/30/26 (Call 10/30/25)	400	412,912
4.05%, 03/15/21	52	55,595
Rohm & Haas Co.
7.85%, 07/15/29	400	554,192
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)[a]	180	186,563

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Sherwin-Williams Co. (The)
2.25%, 05/15/20	$500	$502,330
3.45%, 06/01/27 (Call 03/01/27)[a]	340	345,008
3.95%, 01/15/26 (Call 10/15/25)	75	78,889
4.00%, 12/15/42 (Call 06/15/42)	100	96,510
4.20%, 01/15/22 (Call 10/15/21)	120	127,392
4.50%, 06/01/47 (Call 12/01/46)[a]	375	393,367
Syngenta Finance NV
3.13%, 03/28/22[a]	480	478,262
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)[a]	820	827,585
4.88%, 05/15/23 (Call 05/15/18)	500	520,870
5.00%, 08/15/46 (Call 02/15/46)	50	54,630

		20,224,190
COMMERCIAL SERVICES — 0.51%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	325	339,875
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	475	495,059
5.25%, 10/01/25 (Call 07/01/25)[a]	100	108,949
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	159	167,150
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	500	502,965
4.35%, 12/08/21[a]	328	356,782
5.50%, 12/08/41	500	621,815
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	206,760

Security	Principal (000s)	Value
Johns Hopkins University Series 2013
4.08%, 07/01/53	$150	$160,715
Massachusetts Institute of Technology
4.68%, 07/01/14	180	205,636
5.60%, 07/01/11	80	105,199
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[b]	325	325,312
2.75%, 07/15/19 (Call 06/15/19)	300	304,536
3.25%, 01/15/28 (Call 10/15/27)[a,b]	450	453,294
4.88%, 02/15/24 (Call 11/15/23)	410	457,535
5.50%, 09/01/20	100	109,662
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	400	387,176
Princeton University
Series A
4.95%, 03/01/19	250	262,213
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	350	341,869
4.00%, 06/15/25 (Call 03/15/25)	460	487,904
4.40%, 02/15/26 (Call 11/15/25)	150	163,248
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	300	332,892
University of Southern California
3.03%, 10/01/39	200	191,340
Verisk Analytics Inc.
4.13%, 09/12/22	350	372,169
5.50%, 06/15/45 (Call 12/15/44)	75	86,880
Western Union Co. (The)
3.65%, 08/22/18	120	122,138
5.25%, 04/01/20	110	117,761
6.20%, 11/17/36	100	108,387

		7,895,221

128	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
COMPUTERS — 2.33%
Apple Inc.
1.55%, 02/07/20	$575	$573,666
1.70%, 02/22/19	300	300,870
1.80%, 05/11/20	250	250,638
1.90%, 02/07/20	500	502,775
2.00%, 05/06/20	1,035	1,044,222
2.10%, 05/06/19	750	757,463
2.25%, 02/23/21 (Call 01/23/21)	950	960,583
2.30%, 05/11/22 (Call 04/11/22)[a]	250	252,035
2.40%, 05/03/23	611	612,680
2.45%, 08/04/26 (Call 05/04/26)	350	340,256
2.50%, 02/09/22 (Call 01/09/22)	750	763,335
2.50%, 02/09/25	649	643,594
2.85%, 05/06/21	988	1,020,001
2.85%, 02/23/23 (Call 12/23/22)[a]	360	369,670
2.85%, 05/11/24 (Call 03/11/24)	500	508,960
3.00%, 02/09/24 (Call 12/09/23)[a]	100	102,797
3.20%, 05/13/25	1,000	1,033,370
3.20%, 05/11/27 (Call 02/11/27)[a]	500	511,785
3.25%, 02/23/26 (Call 11/23/25)	450	465,098
3.45%, 05/06/24	775	816,772
3.45%, 02/09/45	627	600,001
3.85%, 05/04/43	630	640,634
3.85%, 08/04/46 (Call 02/04/46)	300	304,332
4.25%, 02/09/47 (Call 08/09/46)	50	54,096
4.38%, 05/13/45	550	603,829
4.45%, 05/06/44	1,550	1,725,212
4.65%, 02/23/46 (Call 08/23/45)	700	800,331
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	1,100	1,124,024

Security	Principal (000s)	Value
4.42%, 06/15/21 (Call 05/15/21)[b]	$1,175	$1,238,227
5.45%, 06/15/23 (Call 04/15/23)[b]	1,090	1,193,310
6.02%, 06/15/26 (Call 03/15/26)[b]	1,000	1,117,120
8.10%, 07/15/36 (Call 01/15/36)[a,b]	450	566,384
8.35%, 07/15/46 (Call 01/15/46)[b]	600	773,184
DXC Technology Co.
4.45%, 09/18/22	100	106,058
4.75%, 04/15/27 (Call 01/15/27)	240	256,954
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	220	222,325
3.60%, 10/15/20 (Call 09/15/20)	1,220	1,266,043
4.90%, 10/15/25 (Call 07/15/25)	950	1,009,669
6.20%, 10/15/35 (Call 04/15/35)	950	1,027,985
6.35%, 10/15/45 (Call 04/15/45)	50	53,056
HP Enterprise Services LLC
7.45%, 10/15/29	50	61,549
HP Inc.
4.05%, 09/15/22[a]	100	106,539
4.30%, 06/01/21	187	199,392
4.38%, 09/15/21	1,000	1,070,190
4.65%, 12/09/21[a]	456	493,757
6.00%, 09/15/41	232	247,147
International Business Machines Corp.
1.63%, 05/15/20[a]	250	249,340
1.88%, 05/15/19	300	301,311
1.88%, 08/01/22	470	462,146
2.25%, 02/19/21	200	202,054
2.50%, 01/27/22	950	966,188
2.90%, 11/01/21	200	206,566
3.30%, 01/27/27[a]	200	204,734
3.45%, 02/19/26[a]	700	724,164
3.63%, 02/12/24	860	906,388

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.00%, 06/20/42	$200	$202,066
4.70%, 02/19/46[a]	500	558,160
5.60%, 11/30/39	117	144,339
6.22%, 08/01/27	100	126,103
6.50%, 01/15/28	150	194,502
7.00%, 10/30/25	250	323,843
7.63%, 10/15/18	300	319,476
8.38%, 11/01/19	200	227,842
Seagate HDD Cayman
3.75%, 11/15/18	190	193,127
4.75%, 06/01/23[a]	270	272,678
4.88%, 03/01/24 (Call 01/01/24)[b]	100	98,719
4.88%, 06/01/27 (Call 03/01/27)[a]	225	212,171
5.75%, 12/01/34 (Call 06/01/34)[a]	210	195,264

		35,983,099
COSMETICS & PERSONAL CARE — 0.38%
Colgate-Palmolive Co.
1.75%, 03/15/19[a]	250	250,845
2.30%, 05/03/22	350	354,371
3.25%, 03/15/24[a]	315	329,799
3.70%, 08/01/47 (Call 02/01/47)[a]	50	50,642
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	50	50,170
3.15%, 03/15/27 (Call 12/15/26)	145	148,584
4.38%, 06/15/45 (Call 12/15/44)	106	116,207
Procter & Gamble Co. (The)
1.90%, 11/01/19	410	412,710
2.30%, 02/06/22	721	731,923
2.70%, 02/02/26	350	353,542
3.10%, 08/15/23	100	105,125
5.50%, 02/01/34	250	322,552
5.55%, 03/05/37	234	312,643
Unilever Capital Corp.
1.38%, 07/28/21[a]	500	488,660
1.80%, 05/05/20[a]	190	190,270

Security	Principal (000s)	Value
2.60%, 05/05/24 (Call 03/05/24)	$200	$199,282
2.90%, 05/05/27 (Call 02/05/27)[a]	200	199,840
3.10%, 07/30/25	100	101,932
4.25%, 02/10/21	700	753,592
5.90%, 11/15/32	242	321,712

		5,794,401
DISTRIBUTION & WHOLESALE — 0.03%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)[a]	450	491,157

		491,157
DIVERSIFIED FINANCIAL SERVICES — 2.60%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)[a]	1,000	1,044,210
4.50%, 05/15/21	1,340	1,423,361
4.63%, 10/30/20	150	159,803
5.00%, 10/01/21	620	670,797
Affiliated Managers Group Inc.
4.25%, 02/15/24	250	264,990
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)[a]	560	560,571
3.75%, 02/01/22 (Call 12/01/21)[a]	205	215,240
3.88%, 04/01/21 (Call 03/01/21)[a]	825	863,404
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	350	351,659
2.65%, 12/02/22[a]	290	294,385
3.63%, 12/05/24 (Call 11/04/24)	1,150	1,201,209
4.05%, 12/03/42	277	284,050
American Express Credit Corp.
1.88%, 05/03/19 (Call 04/03/19)	350	351,029
2.20%, 03/03/20 (Call 02/01/20)	350	352,884

130	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.25%, 05/05/21 (Call 04/04/21)	$250	$251,273
2.38%, 05/26/20 (Call 04/25/20)	900	910,638
3.30%, 05/03/27 (Call 04/03/27)	500	511,085
Series F
2.60%, 09/14/20 (Call 08/14/20)	425	432,467
Ameriprise Financial Inc.
3.70%, 10/15/24	350	370,601
4.00%, 10/15/23	50	53,953
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	100	104,198
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	500	501,915
8.80%, 07/15/19	700	782,558
CBOE Holdings Inc.
3.65%, 01/12/27 (Call 10/12/26)	450	465,601
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	156	158,268
3.20%, 03/02/27 (Call 12/02/26)	200	204,046
3.45%, 02/13/26 (Call 11/13/25)	120	125,098
CME Group Inc.
3.00%, 09/15/22	362	374,152
5.30%, 09/15/43 (Call 03/15/43)	314	399,103
Credit Suisse USA Inc.
7.13%, 07/15/32	430	600,585
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	195	197,180
3.95%, 11/06/24 (Call 08/06/24)	430	444,267
4.10%, 02/09/27 (Call 11/09/26)	500	511,945
5.20%, 04/27/22	160	175,128

Security	Principal (000s)	Value
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	$50	$50,904
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	500	512,460
Franklin Resources Inc.
2.80%, 09/15/22	62	63,102
2.85%, 03/30/25[a]	170	171,357
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,200	1,213,476
3.37%, 11/15/25	500	521,285
4.42%, 11/15/35	2,250	2,452,950
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	500	509,130
HSBC Finance Corp.
6.68%, 01/15/21	564	641,240
Intercontinental Exchange Inc.
2.50%, 10/15/18	250	252,160
2.75%, 12/01/20 (Call 11/01/20)	250	255,840
3.75%, 12/01/25 (Call 09/01/25)	350	373,489
4.00%, 10/15/23	170	183,620
International Lease Finance Corp.
6.25%, 05/15/19	1,250	1,333,787
8.25%, 12/15/20	140	164,483
8.63%, 01/15/22	50	61,645
Invesco Finance PLC
4.00%, 01/30/24	270	288,603
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	520	567,174
Jefferies Group LLC
6.45%, 06/08/27[a]	225	262,472
6.50%, 01/20/43	200	228,528
6.88%, 04/15/21	100	114,062
8.50%, 07/15/19	180	199,768
Lazard Group LLC
3.75%, 02/13/25	270	278,008
Legg Mason Inc.
5.63%, 01/15/44	300	328,617

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	$200	$199,840
2.95%, 11/21/26 (Call 08/21/26)	350	354,858
3.38%, 04/01/24	250	263,208
3.80%, 11/21/46 (Call 05/21/46)	250	259,108
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	300	321,453
5.55%, 01/15/20	250	270,195
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	250	249,885
2.30%, 11/15/19 (Call 10/15/19)	300	303,519
2.40%, 04/25/22 (Call 03/25/22)	500	505,510
3.05%, 02/15/22 (Call 11/15/21)	180	186,422
3.05%, 04/25/27 (Call 01/25/27)	700	709,534
10.38%, 11/01/18	750	823,800
Series C
8.00%, 03/01/32	200	299,820
Nomura Holdings Inc.
2.75%, 03/19/19[a]	356	360,229
6.70%, 03/04/20	154	170,210
ORIX Corp.
3.70%, 07/18/27	150	152,601
Raymond James Financial Inc.
3.63%, 09/15/26	150	152,682
4.95%, 07/15/46	350	384,797
Stifel Financial Corp.
4.25%, 07/18/24	235	243,077
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	1,550	1,573,110
3.75%, 08/15/21 (Call 06/15/21)[a]	120	124,159
4.25%, 08/15/24 (Call 05/15/24)[a]	780	816,223

Security	Principal (000s)	Value
4.50%, 07/23/25 (Call 04/24/25)	$150	$157,589
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	350	358,740
5.60%, 12/01/19	250	270,018
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	865	875,674
2.80%, 12/14/22 (Call 10/14/22)	625	640,987
3.15%, 12/14/25 (Call 09/14/25)	1,005	1,033,954
4.15%, 12/14/35 (Call 06/14/35)[a]	425	465,337
4.30%, 12/14/45 (Call 06/14/45)	850	948,387

		40,114,739
ELECTRIC — 5.00%
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	530	536,063
4.00%, 12/01/46 (Call 06/01/46)	350	368,203
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	200	203,788
4.15%, 08/15/44 (Call 02/15/44)	290	310,863
4.30%, 01/02/46 (Call 07/02/45)[a]	100	109,499
6.00%, 03/01/39	25	32,369
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	100	103,967
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	207,062
4.15%, 03/15/46 (Call 09/15/45)	250	272,957
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	205	223,727

132	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
7.00%, 04/01/38	$100	$141,643
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	100	99,378
4.50%, 04/01/42 (Call 10/01/41)	250	277,712
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	154	154,567
2.40%, 02/01/20 (Call 01/01/20)	350	353,738
3.50%, 02/01/25 (Call 11/01/24)	250	260,302
4.50%, 02/01/45 (Call 08/01/44)	620	684,170
5.15%, 11/15/43 (Call 05/15/43)	186	222,294
6.13%, 04/01/36	388	506,076
6.50%, 09/15/37	600	818,370
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	200	208,584
4.20%, 09/15/46 (Call 03/15/46)	100	101,023
4.25%, 11/30/23 (Call 08/30/23)	140	150,765
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	175	173,500
4.50%, 04/01/44 (Call 10/01/43)	300	342,600
Series Z
2.40%, 09/01/26 (Call 06/01/26)	50	48,280
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	65	65,309
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	840	857,623
Cleveland Electric Illuminating Co. (The)
5.95%, 12/15/36[a]	250	311,825

Security	Principal (000s)	Value
CMS Energy Corp.
8.75%, 06/15/19	$120	$133,744
Commonwealth Edison Co.
2.95%, 08/15/27 (Call 05/15/27)	250	251,970
3.40%, 09/01/21 (Call 06/01/21)	450	470,425
3.70%, 03/01/45 (Call 09/01/44)	200	201,666
6.45%, 01/15/38	140	192,258
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)[a]	150	151,124
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	1,000	1,038,520
4.45%, 03/15/44 (Call 09/15/43)	480	535,445
4.50%, 12/01/45 (Call 06/01/45)	100	112,914
4.63%, 12/01/54 (Call 06/01/54)	100	114,473
5.50%, 12/01/39	5	6,257
6.30%, 08/15/37	208	279,132
6.65%, 04/01/19	200	214,714
Series 08-B
6.75%, 04/01/38[a]	250	354,587
Series 12-A
4.20%, 03/15/42	150	161,343
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	250	249,055
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	125	131,903
3.95%, 07/15/47 (Call 01/15/47)	500	530,655
6.13%, 03/15/19	1,050	1,118,995
6.70%, 09/15/19	300	328,722
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	52,703

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.00%, 06/01/42 (Call 12/01/41)	$250	$257,830
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	150	151,770
2.58%, 07/01/20	130	131,236
3.63%, 12/01/24 (Call 09/01/24)[a]	90	93,783
3.90%, 10/01/25 (Call 07/01/25)	500	529,100
4.45%, 03/15/21	225	241,560
4.70%, 12/01/44 (Call 06/01/44)[a]	400	443,072
5.20%, 08/15/19	200	212,040
7.00%, 06/15/38	140	190,641
VRN, (3 mo. LIBOR US + 3.057%)
5.75%, 10/01/54 (Call 10/01/24)[c]	200	216,502
Series B
2.75%, 09/15/22 (Call 06/15/22)	160	161,194
5.95%, 06/15/35	400	498,196
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	430	435,921
DTE Energy Co.
1.50%, 10/01/19	465	459,406
2.40%, 12/01/19 (Call 11/01/19)[a]	195	196,342
2.85%, 10/01/26 (Call 07/01/26)[a]	40	38,864
3.30%, 06/15/22 (Call 04/15/22)	200	206,186
3.80%, 03/15/27 (Call 12/15/26)[a]	50	52,164
3.85%, 12/01/23 (Call 09/01/23)	100	105,807
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)[a]	370	374,203
3.75%, 06/01/45 (Call 12/01/44)	380	386,775

Security	Principal (000s)	Value
3.90%, 06/15/21 (Call 03/15/21)	$550	$586,597
4.25%, 12/15/41 (Call 06/15/41)	160	174,242
6.05%, 04/15/38	182	242,599
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	285	281,073
2.65%, 09/01/26 (Call 06/01/26)	550	531,872
3.05%, 08/15/22 (Call 05/15/22)	550	564,602
3.55%, 09/15/21 (Call 06/15/21)[a]	500	524,320
3.75%, 04/15/24 (Call 01/15/24)	500	529,930
3.75%, 09/01/46 (Call 03/01/46)[a]	550	533,852
4.80%, 12/15/45 (Call 06/15/45)	100	112,425
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	100	103,638
3.20%, 01/15/27 (Call 10/15/26)	1,750	1,801,782
3.40%, 10/01/46 (Call 04/01/46)	70	67,175
3.85%, 11/15/42 (Call 05/15/42)	300	308,955
5.65%, 04/01/40	100	129,291
6.40%, 06/15/38	97	135,389
Duke Energy Indiana LLC
6.35%, 08/15/38	200	275,184
Series WWW
4.90%, 07/15/43 (Call 01/15/43)	50	60,231
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	300	302,433
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	1,050	1,061,035

134	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.15%, 12/01/44 (Call 06/01/44)	$220	$238,663
5.30%, 01/15/19	200	209,668
El Paso Electric Co.
6.00%, 05/15/35	50	59,836
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	50	50,470
3.55%, 06/15/26 (Call 03/15/26)	525	534,854
4.75%, 06/15/46 (Call 12/15/45)	350	374,979
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	390	410,280
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	1,350	1,319,976
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	20	19,327
4.95%, 01/15/45 (Call 01/15/25)	170	176,385
Entergy Texas Inc.
7.13%, 02/01/19	300	320,922
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	170	173,478
3.40%, 04/15/26 (Call 01/15/26)	550	559,047
3.50%, 06/01/22 (Call 05/01/22)	250	259,155
3.95%, 06/15/25 (Call 03/15/25)	350	369,348
4.45%, 04/15/46 (Call 10/15/45)	750	794,385
5.15%, 12/01/20 (Call 09/01/20)	100	108,255
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	150	156,966
5.20%, 10/01/19	200	213,036

Security	Principal (000s)	Value
5.60%, 06/15/42 (Call 12/15/41)[a]	$230	$239,550
6.25%, 10/01/39	350	394,642
FirstEnergy Corp.
Series B
3.90%, 07/15/27 (Call 04/15/27)	500	509,270
4.25%, 03/15/23 (Call 12/15/22)[a]	330	349,024
Series C
4.85%, 07/15/47 (Call 01/15/47)	625	654,875
Florida Power & Light Co.
4.05%, 10/01/44 (Call 04/01/44)[a]	400	435,384
5.25%, 02/01/41 (Call 08/01/40)	200	250,322
5.65%, 02/01/37	200	256,066
5.95%, 02/01/38	175	233,599
5.96%, 04/01/39	115	155,207
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)	500	489,755
Georgia Power Co.
1.95%, 12/01/18	200	200,370
4.25%, 12/01/19	170	178,291
4.30%, 03/15/42	795	840,363
5.40%, 06/01/40	150	179,513
Series 10-C
4.75%, 09/01/40	25	27,669
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,323
Hydro-Quebec
8.05%, 07/07/24	435	575,649
Iberdrola International BV
6.75%, 07/15/36	200	264,364
Indiana Michigan Power Co.
7.00%, 03/15/19	180	193,145
Interstate Power & Light Co.
6.25%, 07/15/39	100	132,738

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	$250	$296,447
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	300	316,239
5.30%, 10/01/41 (Call 04/01/41)	200	236,050
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	210	256,061
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	150	151,664
3.50%, 10/15/24 (Call 07/15/24)	70	74,157
3.95%, 08/01/47 (Call 02/01/47)[a]	300	317,082
4.25%, 05/01/46 (Call 11/01/45)	200	218,652
Nevada Power Co.
6.65%, 04/01/36	50	68,687
7.13%, 03/15/19[a]	100	107,896
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	136,180
3.55%, 05/01/27 (Call 02/01/27)[a]	500	519,235
4.50%, 06/01/21 (Call 03/01/21)	100	107,325
6.00%, 03/01/19	135	142,992
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	325	350,275
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	251,508
5.50%, 03/15/40	125	158,118
Oglethorpe Power Corp.
5.25%, 09/01/50[a]	226	255,956
5.38%, 11/01/40	95	110,378

Security	Principal (000s)	Value
Ohio Power Co.
Series M
5.38%, 10/01/21[a]	$120	$134,502
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	250	251,318
5.30%, 06/01/42 (Call 12/01/41)	400	494,456
6.80%, 09/01/18	150	157,059
7.00%, 09/01/22	170	205,392
7.50%, 09/01/38	66	100,302
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	200,754
3.40%, 08/15/24 (Call 05/15/24)	140	146,206
3.50%, 10/01/20 (Call 07/01/20)	70	72,976
3.75%, 02/15/24 (Call 11/15/23)	225	239,447
4.00%, 12/01/46 (Call 06/01/46)[a]	1,000	1,053,610
4.25%, 03/15/46 (Call 09/15/45)	205	223,028
4.75%, 02/15/44 (Call 08/15/43)	300	348,630
5.40%, 01/15/40	5	6,184
6.05%, 03/01/34	1,000	1,303,380
6.25%, 03/01/39	350	473,326
8.25%, 10/15/18	730	780,114
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	238	245,411
3.60%, 04/01/24 (Call 01/01/24)	186	196,846
3.85%, 06/15/21 (Call 03/15/21)	230	244,157
4.10%, 02/01/42 (Call 08/01/41)	250	266,760
5.25%, 06/15/35	100	120,489
6.00%, 01/15/39	250	333,042
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	300	295,977

136	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.15%, 10/15/25 (Call 07/15/25)	$250	$256,250
5.95%, 10/01/36	100	131,017
Portland General Electric Co.
6.10%, 04/15/19	100	106,668
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	165	175,443
4.15%, 03/15/43 (Call 09/15/42)	750	799,845
PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)[a]	150	161,711
5.00%, 03/15/44 (Call 09/15/43)	54	62,082
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	154,760
4.15%, 10/01/45 (Call 04/01/45)[a]	250	269,915
5.20%, 07/15/41 (Call 01/15/41)	275	332,780
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	205,328
4.40%, 01/15/21 (Call 10/15/20)	150	159,830
7.75%, 03/01/31	225	322,974
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	200	204,444
8.63%, 04/15/31[a]	300	398,889
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	400	399,888
3.80%, 06/15/47 (Call 12/15/46)	250	258,715
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	350	369,260
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	100	99,775

Security	Principal (000s)	Value
2.25%, 09/15/26 (Call 06/15/26)	$500	$478,455
2.38%, 05/15/23 (Call 02/15/23)[a]	50	49,999
5.50%, 03/01/40	110	139,577
5.80%, 05/01/37	200	258,896
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	257,240
5.63%, 07/15/22 (Call 04/15/22)	330	370,894
Puget Sound Energy Inc.
5.76%, 10/01/39	130	165,582
San Diego Gas & Electric Co.
3.00%, 08/15/21	780	807,799
6.00%, 06/01/39	50	66,849
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)[a]	100	105,914
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	100	98,131
South Carolina Electric & Gas Co.
4.50%, 06/01/64 (Call 12/01/63)	300	325,839
4.60%, 06/15/43 (Call 12/15/42)	165	183,704
5.10%, 06/01/65 (Call 12/01/64)	350	418,883
6.05%, 01/15/38[a]	125	162,418
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	150	159,468
4.65%, 10/01/43 (Call 04/01/43)	150	175,148
5.50%, 08/15/18	250	259,123
5.50%, 03/15/40[a]	140	178,787
5.63%, 02/01/36	200	251,954
5.75%, 04/01/35	160	202,408
6.00%, 01/15/34[a]	62	80,143
Series 05-E
5.35%, 07/15/35	400	487,516
Series 06-E
5.55%, 01/15/37	180	226,755

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	$300	$314,307
Series C
3.60%, 02/01/45 (Call 08/01/44)	100	100,130
Southern Co. (The)
1.85%, 07/01/19	500	500,270
2.35%, 07/01/21 (Call 06/01/21)	800	800,376
2.75%, 06/15/20 (Call 05/15/20)	285	290,019
3.25%, 07/01/26 (Call 04/01/26)	1,775	1,769,000
4.40%, 07/01/46 (Call 01/01/46)	1,325	1,379,113
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)[a]	800	846,264
5.15%, 09/15/41	100	108,669
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	325	328,026
Southwestern Public Service Co.
3.70%, 08/15/47 (Call 02/15/47)	800	810,184
Toledo Edison Co. (The)
6.15%, 05/15/37	200	252,474
UIL Holdings Corp.
4.63%, 10/01/20	100	106,365
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	100	104,995
3.90%, 09/15/42 (Call 03/15/42)[a]	300	315,390
6.70%, 02/01/19	110	117,176
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	185,297
2.95%, 11/15/26 (Call 08/15/26)	500	501,755
3.10%, 05/15/25 (Call 02/15/25)	200	203,858

Security	Principal (000s)	Value
4.00%, 11/15/46 (Call 05/15/46)[a]	$100	$105,297
4.45%, 02/15/44 (Call 08/15/43)	250	277,977
6.35%, 11/30/37	350	475,265
8.88%, 11/15/38	205	350,009
Series A
3.50%, 03/15/27 (Call 12/15/26)	300	313,950
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	20	20,352
4.10%, 04/01/43 (Call 10/01/42)[a]	100	107,190
4.13%, 03/01/42 (Call 09/01/41)	50	53,218
4.25%, 12/01/45 (Call 06/01/45)	200	218,400
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	250	257,670
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	50	58,968
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	550	554,999
3.35%, 12/01/26 (Call 06/01/26)[a]	500	513,445
4.70%, 05/15/20 (Call 11/15/19)	150	158,796
6.50%, 07/01/36	225	300,746

		76,997,502
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	300	304,401
4.25%, 11/15/20	250	267,558

		571,959
ELECTRONICS — 0.50%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	100	97,797

138	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.20%, 10/01/22 (Call 07/01/22)	$150	$153,942
5.00%, 07/15/20	250	268,425
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	500	510,370
4.00%, 02/01/22 (Call 11/01/21)	400	424,584
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	235	242,421
4.50%, 03/01/23 (Call 12/01/22)	100	106,596
Avnet Inc.
4.88%, 12/01/22	322	344,498
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	35	35,652
4.75%, 03/15/42	106	115,086
5.75%, 08/15/40	150	181,524
Flex Ltd.
4.63%, 02/15/20	205	215,715
4.75%, 06/15/25 (Call 03/15/25)[a]	100	109,606
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	630	636,602
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)[a]	710	704,391
2.50%, 11/01/26 (Call 08/01/26)	1,450	1,408,472
4.25%, 03/01/21	312	335,912
5.70%, 03/15/37	100	128,647
Jabil Inc.
4.70%, 09/15/22	100	107,628
5.63%, 12/15/20	100	108,139
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	150	160,122
4.60%, 04/06/27 (Call 01/06/27)	500	533,105

Security	Principal (000s)	Value
Koninklijke Philips NV
3.75%, 03/15/22	$300	$317,901
5.00%, 03/15/42	184	206,925
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	100	109,277
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	150	157,127

		7,720,464
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
2.88%, 05/08/22	300	309,057
Fluor Corp.
3.38%, 09/15/21	250	260,445
3.50%, 12/15/24 (Call 09/15/24)	250	258,180

		827,682
ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	204	208,151
3.55%, 06/01/22 (Call 03/01/22)	200	209,358
4.75%, 05/15/23 (Call 02/15/23)[a]	100	111,546
5.25%, 11/15/21	602	670,201
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[a]	200	205,576
3.13%, 03/01/25 (Call 12/01/24)	160	163,755
3.90%, 03/01/35 (Call 09/01/34)	400	420,272
4.10%, 03/01/45 (Call 09/01/44)	202	215,035

		2,203,894
FOOD — 1.36%
Campbell Soup Co.
3.80%, 08/02/42	250	243,720
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	390	400,074

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.25%, 09/15/22	$290	$297,636
7.00%, 10/01/28	100	127,595
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	250	270,033
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	750	776,340
5.65%, 02/15/19	317	334,143
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	1,050	999,820
4.13%, 12/01/20	100	106,889
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	330	330,251
4.63%, 11/01/20	200	214,320
JM Smucker Co. (The)
2.50%, 03/15/20	300	303,714
3.50%, 03/15/25	200	207,492
4.38%, 03/15/45	495	528,343
Kellogg Co.
3.25%, 04/01/26	300	303,027
4.00%, 12/15/20	700	744,436
4.50%, 04/01/46	250	262,255
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	150	176,642
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	1,250	1,272,400
3.00%, 06/01/26 (Call 03/01/26)	465	448,497
3.50%, 06/06/22	840	872,785
3.50%, 07/15/22 (Call 05/15/22)	300	311,124
3.95%, 07/15/25 (Call 04/15/25)	400	414,084
4.38%, 06/01/46 (Call 12/01/45)	870	847,450
5.00%, 07/15/35 (Call 01/15/35)	375	408,712
5.00%, 06/04/42	550	581,927

Security	Principal (000s)	Value
5.20%, 07/15/45 (Call 01/15/45)	$450	$489,037
6.50%, 02/09/40	200	251,016
6.88%, 01/26/39	182	235,734
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	410	413,083
2.65%, 10/15/26 (Call 07/15/26)	50	46,597
2.95%, 11/01/21 (Call 10/01/21)	284	289,058
3.30%, 01/15/21 (Call 12/15/20)	400	412,148
3.40%, 04/15/22 (Call 01/15/22)	250	258,183
3.70%, 08/01/27 (Call 05/01/27)	100	100,361
3.85%, 08/01/23 (Call 05/01/23)	300	314,349
4.45%, 02/01/47 (Call 08/01/46)	650	627,165
5.00%, 04/15/42 (Call 10/15/41)	75	77,040
5.40%, 07/15/40 (Call 01/15/40)	100	107,895
6.90%, 04/15/38	100	126,192
7.50%, 04/01/31	185	247,223
Mondelez International Inc.
6.50%, 02/09/40	250	326,287
Sysco Corp.
1.90%, 04/01/19[a]	200	200,108
2.50%, 07/15/21 (Call 06/15/21)	650	656,526
2.60%, 10/01/20 (Call 09/01/20)	450	456,912
3.30%, 07/15/26 (Call 04/15/26)	250	252,623
3.75%, 10/01/25 (Call 07/01/25)	425	446,127
4.50%, 04/01/46 (Call 10/01/45)	150	160,451
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	65	65,079

140	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.65%, 08/15/19 (Call 07/15/19)	$200	$202,580
3.95%, 08/15/24 (Call 05/15/24)	200	212,826
4.50%, 06/15/22 (Call 03/15/22)	442	481,095
4.55%, 06/02/47 (Call 12/02/46)	500	537,105
4.88%, 08/15/34 (Call 02/15/34)	481	536,079
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	600	698,616

		21,011,204
FOREST PRODUCTS & PAPER — 0.23%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	211,130
4.75%, 01/11/22 (Call 10/11/21)	172	182,311
7.25%, 07/29/19	100	109,003
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	152	160,659
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	212,918
Georgia-Pacific LLC
7.75%, 11/15/29	250	353,645
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	200	194,730
3.65%, 06/15/24 (Call 03/15/24)	600	625,992
4.40%, 08/15/47 (Call 02/15/47)	500	509,435
4.75%, 02/15/22 (Call 11/15/21)	150	164,513
4.80%, 06/15/44 (Call 12/15/43)	445	476,390
5.00%, 09/15/35 (Call 03/15/35)	204	228,001
6.00%, 11/15/41 (Call 05/15/41)	75	92,358

		3,521,085

Security	Principal (000s)	Value
GAS — 0.47%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	$125	$126,389
4.15%, 01/15/43 (Call 07/15/42)	172	184,100
5.50%, 06/15/41 (Call 12/15/40)	100	125,425
8.50%, 03/15/19	132	144,862
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	331	350,403
5.85%, 01/15/41 (Call 07/15/40)[a]	50	62,559
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	260	262,486
2.80%, 11/15/20 (Call 10/15/20)[a]	250	254,700
4.80%, 11/01/43 (Call 05/01/43)	200	218,054
KeySpan Corp.
5.80%, 04/01/35	175	214,762
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)[a]	250	255,342
4.90%, 12/01/21 (Call 09/01/21)	120	128,695
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	175	179,272
4.80%, 02/15/44 (Call 08/15/43)	150	168,204
5.65%, 02/01/45 (Call 08/01/44)[a]	700	865,816
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	100	100,229
4.66%, 02/01/44 (Call 08/01/43)	100	112,208

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Piedmont Natural Gas Co. Inc.
4.65%, 08/01/43 (Call 02/01/43)	$200	$223,856
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	154	155,357
2.85%, 11/15/20 (Call 10/15/20)	100	102,055
3.75%, 11/15/25 (Call 08/15/25)	100	104,199
6.00%, 10/15/39	510	649,893
9.80%, 02/15/19	240	266,628
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	1,500	1,548,570
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	125	122,882
3.50%, 09/15/21 (Call 06/15/21)	120	124,570
5.25%, 08/15/19	80	84,843
5.88%, 03/15/41 (Call 09/15/40)	100	123,588

		7,259,947
HAND & MACHINE TOOLS — 0.04%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	352	354,816
Stanley Black & Decker Inc.
2.90%, 11/01/22	250	255,955
3.40%, 12/01/21 (Call 09/01/21)	22	23,055

		633,826
HEALTH CARE – PRODUCTS — 1.62%
Abbott Laboratories
2.00%, 09/15/18	390	390,955
2.00%, 03/15/20	500	501,040
2.35%, 11/22/19	850	857,429
2.80%, 09/15/20 (Call 08/15/20)[a]	265	269,420
2.90%, 11/30/21 (Call 10/30/21)	500	508,625

Security	Principal (000s)	Value
3.40%, 11/30/23 (Call 09/30/23)	$325	$334,734
3.75%, 11/30/26 (Call 08/30/26)	1,100	1,135,541
4.13%, 05/27/20	200	211,136
4.75%, 11/30/36 (Call 05/30/36)[a]	250	274,505
4.75%, 04/15/43 (Call 10/15/42)[a]	332	358,168
4.90%, 11/30/46 (Call 05/30/46)	950	1,062,071
5.13%, 04/01/19	292	306,571
5.30%, 05/27/40	418	479,538
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	250	242,345
3.50%, 08/15/46 (Call 02/15/46)	250	229,088
Becton Dickinson and Co.
2.40%, 06/05/20	300	301,620
2.68%, 12/15/19	550	557,920
2.89%, 06/06/22 (Call 05/06/22)[a]	350	351,648
3.13%, 11/08/21	325	333,141
3.25%, 11/12/20	486	500,920
3.70%, 06/06/27 (Call 03/06/27)	500	507,545
3.73%, 12/15/24 (Call 09/15/24)	200	206,658
4.67%, 06/06/47 (Call 12/06/46)[a]	500	523,440
4.69%, 12/15/44 (Call 06/15/44)	130	136,692
Boston Scientific Corp.
3.85%, 05/15/25	750	784,267
6.00%, 01/15/20	770	839,046
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	170	176,933
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	254,033

142	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.35%, 09/15/25 (Call 06/15/25)	$250	$262,930
4.38%, 09/15/45 (Call 03/15/45)	150	167,439
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	161,348
6.00%, 03/01/20	200	217,950
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	300	310,032
Medtronic Inc.
2.50%, 03/15/20	500	508,515
3.15%, 03/15/22	1,100	1,146,343
3.50%, 03/15/25	432	455,090
3.63%, 03/15/24 (Call 12/15/23)	1,000	1,063,820
4.38%, 03/15/35	287	317,632
4.63%, 03/15/44 (Call 09/15/43)	467	527,164
4.63%, 03/15/45[a]	1,425	1,617,902
5.55%, 03/15/40	140	173,904
5.60%, 03/15/19[a]	300	317,268
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	250	255,005
3.38%, 11/01/25 (Call 08/01/25)	80	82,676
3.50%, 03/15/26 (Call 12/15/25)[a]	400	415,968
4.10%, 04/01/43 (Call 10/01/42)	100	100,923
4.38%, 05/15/44 (Call 11/15/43)	250	263,995
4.63%, 03/15/46 (Call 09/15/45)	600	662,358
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	45	45,171
2.95%, 09/19/26 (Call 06/19/26)	580	574,229
3.00%, 04/15/23 (Call 02/15/23)	500	510,715

Security	Principal (000s)	Value
3.15%, 01/15/23 (Call 10/15/22)	$100	$102,897
4.15%, 02/01/24 (Call 11/01/23)	306	329,400
4.50%, 03/01/21	400	430,256
5.30%, 02/01/44 (Call 08/01/43)[a]	100	118,359
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	200	204,348
3.38%, 11/30/21 (Call 08/30/21)	261	268,467
3.55%, 04/01/25 (Call 01/01/25)	575	584,275
5.75%, 11/30/39	100	117,158

		24,948,566
HEALTH CARE – SERVICES — 1.19%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	276	280,013
2.80%, 06/15/23 (Call 04/15/23)	295	299,210
3.50%, 11/15/24 (Call 08/15/24)	230	240,739
3.88%, 08/15/47 (Call 02/15/47)	110	112,393
4.13%, 06/01/21 (Call 03/01/21)	130	138,154
4.13%, 11/15/42 (Call 05/15/42)	676	709,313
6.63%, 06/15/36	142	194,294
Anthem Inc.
2.25%, 08/15/19	240	241,577
3.13%, 05/15/22	50	51,526
3.30%, 01/15/23	850	880,234
3.50%, 08/15/24 (Call 05/15/24)	497	517,203
3.70%, 08/15/21 (Call 05/15/21)	282	295,539
4.35%, 08/15/20	350	372,526
4.63%, 05/15/42	632	690,776
4.65%, 01/15/43	350	384,496

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.65%, 08/15/44 (Call 02/15/44)	$40	$43,990
5.85%, 01/15/36	150	184,593
5.95%, 12/15/34	50	61,625
6.38%, 06/15/37	136	177,742
Ascension Health
3.95%, 11/15/46	300	314,910
Catholic Health Initiatives
4.35%, 11/01/42	200	189,940
Children’s Hospital Corp. (The) Series 2017
4.12%, 01/01/47 (Call 07/01/46)	200	214,508
Cigna Corp.
4.50%, 03/15/21 (Call 12/15/20)	312	334,008
5.13%, 06/15/20	237	256,391
5.38%, 02/15/42 (Call 08/15/41)	380	463,501
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	30	33,155
Duke University Health System Inc. Series 2017
3.92%, 06/01/47 (Call 12/01/46)	104	108,679
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	217,368
4.95%, 10/01/44 (Call 04/01/44)[a]	700	804,251
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)[a]	250	254,520
3.50%, 04/01/22	150	157,517
4.15%, 05/01/47 (Call 11/01/46)	350	378,025
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	625	646,569
3.75%, 08/23/22 (Call 05/23/22)[a]	225	235,778

Security	Principal (000s)	Value
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	$70	$74,540
New York-Presbyterian Hospital (The)
4.06%, 08/01/56[a]	350	361,613
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	200	202,526
4.70%, 04/01/21	200	215,656
4.70%, 03/30/45 (Call 09/30/44)	186	198,665
UnitedHealth Group Inc.
2.13%, 03/15/21	90	90,338
2.70%, 07/15/20	35	35,857
2.75%, 02/15/23 (Call 11/15/22)[a]	400	406,612
2.88%, 03/15/22 (Call 12/15/21)	350	359,520
2.88%, 03/15/23	250	255,880
3.35%, 07/15/22	310	325,984
3.38%, 04/15/27[a]	200	207,330
3.45%, 01/15/27	100	104,234
3.75%, 07/15/25	925	984,690
4.25%, 03/15/43 (Call 09/15/42)	370	398,934
4.25%, 04/15/47 (Call 10/15/46)	550	597,162
4.38%, 03/15/42 (Call 09/15/41)	100	109,107
4.63%, 11/15/41 (Call 05/15/41)	250	283,135
4.70%, 02/15/21 (Call 11/15/20)	350	379,032
4.75%, 07/15/45[a]	876	1,020,601
5.80%, 03/15/36[a]	124	158,372
5.95%, 02/15/41 (Call 08/15/40)	300	392,187
6.50%, 06/15/37	100	138,106
6.88%, 02/15/38	350	504,794

		18,289,938

144	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
HOLDING COMPANIES – DIVERSIFIED — 0.11%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	$620	$629,579
3.88%, 01/15/20 (Call 12/15/19)	250	257,142
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	200	204,622
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	250	268,165
Prospect Capital Corp.
5.00%, 07/15/19	250	258,355

		1,617,863
HOME BUILDERS — 0.01%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	210,964

		210,964
HOME FURNISHINGS — 0.04%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	103,273
Whirlpool Corp.
3.70%, 05/01/25	250	261,395
4.00%, 03/01/24	100	106,689
4.85%, 06/15/21	165	180,023

		651,380
HOUSEHOLD PRODUCTS & WARES — 0.11%
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	660	662,092
Clorox Co. (The)
3.80%, 11/15/21	200	211,602
Kimberly-Clark Corp.
1.90%, 05/22/19	190	190,954
2.40%, 06/01/23[a]	128	128,311
3.90%, 05/04/47 (Call 11/04/46)	250	259,232
5.30%, 03/01/41	80	99,441
6.63%, 08/01/37	150	214,148

		1,765,780

Security	Principal (000s)	Value
HOUSEWARES — 0.13%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	$150	$154,299
3.85%, 04/01/23 (Call 02/01/23)	250	264,730
4.00%, 12/01/24 (Call 09/01/24)	250	263,740
4.20%, 04/01/26 (Call 01/01/26)	100	106,631
5.50%, 04/01/46 (Call 10/01/45)	850	1,018,045
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	200	213,508

		2,020,953
INSURANCE — 2.52%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	400	398,584
3.63%, 06/15/23	95	100,792
3.63%, 11/15/24[a]	111	117,631
4.00%, 10/15/46 (Call 04/15/46)	230	233,146
Alleghany Corp.
4.95%, 06/27/22	100	110,194
5.63%, 09/15/20	100	109,538
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	250	256,630
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)[a]	640	681,722
4.50%, 06/15/43	200	222,698
5.55%, 05/09/35	188	232,071
7.45%, 05/16/19	112	122,102
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[c]	150	164,996
Alterra Finance LLC
6.25%, 09/30/20	100	111,190

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	$800	$806,120
3.30%, 03/01/21 (Call 02/01/21)	320	331,107
3.75%, 07/10/25 (Call 04/10/25)	245	254,445
3.88%, 01/15/35 (Call 07/15/34)	890	877,122
3.90%, 04/01/26 (Call 01/01/26)	370	386,498
4.13%, 02/15/24	150	160,592
4.38%, 01/15/55 (Call 07/15/54)	400	393,844
4.50%, 07/16/44 (Call 01/16/44)	646	673,390
4.88%, 06/01/22	530	586,365
6.40%, 12/15/20	322	363,889
Aon Corp.
5.00%, 09/30/20[a]	130	140,709
6.25%, 09/30/40	170	221,896
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	350	362,680
3.88%, 12/15/25 (Call 09/15/25)	250	266,095
4.60%, 06/14/44 (Call 03/14/44)	100	107,663
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	300	343,428
AXA SA
8.60%, 12/15/30	225	324,907
AXIS Specialty Finance LLC
5.88%, 06/01/20	250	272,835
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	1,050	1,053,559
4.40%, 05/15/42	156	171,712
5.75%, 01/15/40	100	129,284
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,550	1,584,782
3.00%, 02/11/23	100	103,533
3.13%, 03/15/26 (Call 12/15/25)	925	946,071

Security	Principal (000s)	Value
3.40%, 01/31/22[a]	$300	$316,887
3.75%, 08/15/21[a]	200	213,056
4.50%, 02/11/43[a]	478	535,609
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[b]	375	371,077
4.70%, 06/22/47 (Call 12/22/46)[b]	425	417,779
Chubb Corp. (The)
6.50%, 05/15/38	200	278,600
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	740	759,203
3.35%, 05/15/24	576	602,657
3.35%, 05/03/26 (Call 02/03/26)	25	25,909
4.35%, 11/03/45 (Call 05/03/45)	785	868,634
5.90%, 06/15/19	80	85,738
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	100	100,222
3.95%, 05/15/24 (Call 02/15/24)	250	262,650
4.50%, 03/01/26 (Call 12/01/25)[a]	230	250,265
5.88%, 08/15/20	82	90,373
Fidelity National Financial Inc.
5.50%, 09/01/22	250	274,208
First American Financial Corp.
4.60%, 11/15/24	100	103,860
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	186	207,786
Lincoln National Corp.
3.35%, 03/09/25[a]	65	66,096
4.20%, 03/15/22	118	126,039
4.85%, 06/24/21	50	54,458
6.15%, 04/07/36	50	61,520
7.00%, 06/15/40	290	393,913
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	350	352,184

146	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Manulife Financial Corp.
4.15%, 03/04/26	$340	$365,242
4.90%, 09/17/20	550	593,450
5.38%, 03/04/46[a]	400	495,656
VRN, (5 year USD Swap + 1.647%)
4.06%, 02/24/32 (Call 02/24/27)[c]	150	152,546
Markel Corp.
4.90%, 07/01/22	100	109,400
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	156,277
2.75%, 01/30/22 (Call 12/30/21)	340	346,171
3.30%, 03/14/23 (Call 01/14/23)	520	538,912
3.50%, 03/10/25 (Call 12/10/24)	436	454,674
4.80%, 07/15/21 (Call 04/15/21)	200	218,458
MetLife Inc.
3.05%, 12/15/22	390	402,936
3.60%, 04/10/24	350	369,075
3.60%, 11/13/25 (Call 08/13/25)[a]	135	142,528
4.05%, 03/01/45	365	372,661
4.13%, 08/13/42[a]	225	231,901
4.60%, 05/13/46 (Call 11/13/45)[a]	350	388,118
4.72%, 12/15/44	525	591,218
4.75%, 02/08/21	600	653,568
4.88%, 11/13/43	50	57,239
5.88%, 02/06/41[a]	200	255,826
6.40%, 12/15/36 (Call 12/15/31)	415	478,366
7.72%, 02/15/19	275	298,403
Series D
4.37%, 09/15/23	165	181,124
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)[a]	200	216,524

Security	Principal (000s)	Value
Principal Financial Group Inc.
3.13%, 05/15/23	$202	$207,169
3.30%, 09/15/22	102	105,796
4.30%, 11/15/46 (Call 05/15/46)	40	42,578
6.05%, 10/15/36	132	169,941
Progressive Corp. (The)
3.70%, 01/26/45	120	118,762
3.75%, 08/23/21	350	370,646
4.13%, 04/15/47 (Call 10/15/46)	900	953,208
Protective Life Corp.
8.45%, 10/15/39	200	300,442
Prudential Financial Inc.
4.50%, 11/16/21	205	223,220
5.10%, 08/15/43	150	176,061
5.40%, 06/13/35	100	118,491
5.70%, 12/14/36	250	309,575
5.80%, 11/16/41	100	126,518
7.38%, 06/15/19	250	273,883
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)[c]	346	370,988
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)[a,c]	1,050	1,111,068
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[c]	200	216,870
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[c]	250	276,238
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)[c]	150	157,542
Series D
6.63%, 12/01/37	300	407,517

SCHEDULES OF INVESTMENTS	147

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Reinsurance Group of America Inc.
5.00%, 06/01/21	$300	$326,430
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	200	200,318
Transatlantic Holdings Inc.
8.00%, 11/30/39	100	137,501
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	450	448,447
3.90%, 11/01/20	180	190,208
4.00%, 05/30/47 (Call 11/30/46)	70	72,657
5.90%, 06/02/19	120	128,274
6.25%, 06/15/37	351	469,863
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	195,683
Unum Group
4.00%, 03/15/24	200	211,014
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	200	199,554
4.80%, 06/15/46	375	403,095
WR Berkley Corp.
4.63%, 03/15/22	55	59,754
4.75%, 08/01/44	130	137,340
5.38%, 09/15/20	120	130,552
XLIT Ltd.
4.45%, 03/31/25	90	94,280
5.50%, 03/31/45[a]	300	328,038
5.75%, 10/01/21[a]	265	298,658
6.25%, 05/15/27	150	180,627

		38,861,622
INTERNET — 0.91%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	745	752,480
3.60%, 11/28/24 (Call 08/28/24)[a]	1,200	1,257,756
4.50%, 11/28/34 (Call 05/28/34)[a]	100	112,018
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	325	307,889

Security	Principal (000s)	Value
3.38%, 02/25/24	$430	$455,387
3.63%, 05/19/21	800	850,592
Amazon.com Inc.
1.90%, 08/21/20[b]	250	251,000
2.40%, 02/22/23 (Call 01/22/23)[b]	250	251,260
2.50%, 11/29/22 (Call 08/29/22)	675	684,160
2.60%, 12/05/19 (Call 11/05/19)	250	254,660
2.80%, 08/22/24 (Call 06/22/24)[b]	500	507,330
3.15%, 08/22/27 (Call 05/22/27)[b]	785	799,099
3.80%, 12/05/24 (Call 09/05/24)[a]	125	134,629
3.88%, 08/22/37 (Call 02/22/37)[b]	600	618,708
4.05%, 08/22/47 (Call 02/22/47)[b]	750	774,052
4.25%, 08/22/57 (Call 02/22/57)[b]	500	520,070
4.80%, 12/05/34 (Call 06/05/34)	200	228,912
4.95%, 12/05/44 (Call 06/05/44)	700	815,017
Baidu Inc.
3.25%, 08/06/18	400	404,748
3.50%, 11/28/22	400	415,044
3.63%, 07/06/27	800	811,808
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	250	251,447
2.60%, 07/15/22 (Call 04/15/22)	490	491,333
2.75%, 01/30/23 (Call 12/30/22)	850	851,275
3.25%, 10/15/20 (Call 07/15/20)	100	103,314
3.45%, 08/01/24 (Call 05/01/24)	150	153,408
4.00%, 07/15/42 (Call 01/15/42)	290	263,543

148	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	$150	$160,362
5.95%, 08/15/20	257	281,808
7.46%, 08/15/18	300	315,702

		14,078,811
IRON & STEEL — 0.29%
Nucor Corp.
6.40%, 12/01/37	250	330,915
Vale Overseas Ltd.
4.38%, 01/11/22	650	685,600
4.63%, 09/15/20[a]	450	479,061
5.63%, 09/15/19	350	377,006
5.88%, 06/10/21[a]	250	277,223
6.25%, 08/10/26	750	853,207
6.88%, 11/21/36	350	400,200
6.88%, 11/10/39	670	766,333
8.25%, 01/17/34[a]	50	62,916
Vale SA
5.63%, 09/11/42	187	190,759

		4,423,220
LEISURE TIME — 0.06%
Carnival Corp.
3.95%, 10/15/20	610	645,545
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	52,043
4.63%, 07/28/45 (Call 01/28/45)[a]	150	158,071

		855,659
LODGING — 0.10%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[a]	95	97,893
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)[a]	155	157,883
3.00%, 03/01/19 (Call 12/01/18)	80	81,159
3.25%, 09/15/22 (Call 06/15/22)	202	207,521
3.75%, 03/15/25 (Call 12/15/24)	485	506,820

Security	Principal (000s)	Value
Series N
3.13%, 10/15/21 (Call 07/15/21)	$100	$102,725
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	200	202,928
5.10%, 10/01/25 (Call 07/01/25)[a]	150	158,689

		1,515,618
MACHINERY — 0.66%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	40	39,440
1.93%, 10/01/21	170	168,768
2.10%, 06/09/19	550	553,773
2.25%, 12/01/19	215	217,234
2.40%, 06/06/22	350	353,405
2.40%, 08/09/26[a]	250	242,343
3.25%, 12/01/24[a]	250	260,122
3.30%, 06/09/24[a]	250	260,570
7.15%, 02/15/19	870	937,512
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	325	341,318
3.80%, 08/15/42	225	230,774
3.90%, 05/27/21	110	117,701
4.30%, 05/15/44 (Call 11/15/43)[a]	75	82,801
4.75%, 05/15/64 (Call 11/15/63)	250	286,777
5.20%, 05/27/41	325	398,564
5.30%, 09/15/35	200	241,088
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	100	106,445
4.88%, 10/01/43 (Call 04/01/43)	100	116,800
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	456	464,472
4.38%, 10/16/19	80	84,476
5.38%, 10/16/29	246	303,756
John Deere Capital Corp.
1.25%, 10/09/19	550	544,962

SCHEDULES OF INVESTMENTS	149

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.95%, 01/08/19	$250	$251,470
2.05%, 03/10/20	400	402,760
2.20%, 03/13/20	150	151,572
2.30%, 09/16/19	280	283,310
2.55%, 01/08/21	300	305,739
2.65%, 06/10/26[a]	250	247,605
2.75%, 03/15/22	300	306,945
2.80%, 03/06/23	500	511,585
3.15%, 10/15/21	70	72,962
3.35%, 06/12/24	325	340,444
Series 0014
2.45%, 09/11/20	250	253,927
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	80,418
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)[a]	150	154,134
3.80%, 12/15/26 (Call 09/15/26)	230	239,867
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	220	219,314

		10,175,153
MANUFACTURING — 1.16%
3M Co.
1.63%, 06/15/19	50	50,060
2.00%, 08/07/20	150	151,553
2.00%, 06/26/22[a]	795	796,256
2.25%, 09/19/26 (Call 06/19/26)	250	240,457
3.13%, 09/19/46 (Call 03/19/46)	125	115,414
5.70%, 03/15/37	390	503,903
6.38%, 02/15/28	100	130,320
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	208,904
Dover Corp.
5.38%, 10/15/35	85	102,026
5.38%, 03/01/41 (Call 12/01/40)	132	163,147
Eaton Corp.
2.75%, 11/02/22	453	460,194

Security	Principal (000s)	Value
4.00%, 11/02/32	$258	$274,197
4.15%, 11/02/42	600	619,302
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	600	606,576
2.70%, 10/09/22	680	697,741
3.10%, 01/09/23[a]	200	209,160
3.15%, 09/07/22	250	261,275
3.45%, 05/15/24 (Call 02/13/24)	379	400,910
4.13%, 10/09/42	860	911,617
4.50%, 03/11/44	670	748,430
4.63%, 01/07/21	225	244,782
4.65%, 10/17/21	800	882,568
5.30%, 02/11/21	720	797,335
5.50%, 01/08/20	600	651,390
5.88%, 01/14/38	791	1,032,081
6.00%, 08/07/19	235	254,171
6.15%, 08/07/37	125	166,245
6.88%, 01/10/39	595	863,976
Series A
6.75%, 03/15/32	1,050	1,470,514
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	400	396,152
3.38%, 09/15/21 (Call 06/15/21)	100	105,131
3.50%, 03/01/24 (Call 12/01/23)	100	105,804
3.90%, 09/01/42 (Call 03/01/42)	200	209,934
4.88%, 09/15/41 (Call 03/15/41)[a]	150	177,538
6.25%, 04/01/19	112	119,847
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	209,590
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	253,257
4.65%, 11/01/44 (Call 05/01/44)	190	210,904

150	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)[b]	$500	$510,260
3.30%, 11/21/24 (Call 08/21/24)	350	365,113
4.10%, 03/01/47 (Call 09/01/46)[b]	350	365,533
4.20%, 11/21/34 (Call 05/21/34)	80	85,635
Series A
6.25%, 05/15/38	100	135,281
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	50	51,260
3.88%, 03/01/25 (Call 12/01/24)	55	57,520
5.95%, 09/21/21 (Call 06/21/21)	285	319,482
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	150	151,562

		17,844,307
MEDIA — 3.11%
21st Century Fox America Inc.
3.00%, 09/15/22	410	419,381
3.38%, 11/15/26 (Call 08/15/26)	450	455,526
3.70%, 09/15/24 (Call 06/15/24)	300	315,300
4.50%, 02/15/21	870	934,615
4.75%, 11/15/46 (Call 05/15/46)	300	324,429
6.15%, 02/15/41	800	1,022,384
6.20%, 12/15/34	50	62,785
6.40%, 12/15/35	150	192,495
6.65%, 11/15/37	355	471,937
6.90%, 03/01/19	500	536,165
6.90%, 08/15/39	150	203,892
7.75%, 12/01/45	175	265,797
7.85%, 03/01/39	150	221,688
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)[a]	200	191,702

Security	Principal (000s)	Value
3.38%, 03/01/22 (Call 12/01/21)	$450	$467,860
3.50%, 01/15/25 (Call 10/15/24)	50	51,034
3.70%, 08/15/24 (Call 05/15/24)	200	208,186
4.00%, 01/15/26 (Call 10/15/25)	100	104,862
4.85%, 07/01/42 (Call 01/01/42)	50	52,846
4.90%, 08/15/44 (Call 02/15/44)	477	511,001
5.50%, 05/15/33[a]	75	83,912
5.75%, 04/15/20	182	198,713
7.88%, 07/30/30	245	341,126
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	600	615,252
4.46%, 07/23/22 (Call 05/23/22)	160	169,246
4.91%, 07/23/25 (Call 04/23/25)	1,315	1,407,523
6.38%, 10/23/35 (Call 04/23/35)	900	1,029,366
6.48%, 10/23/45 (Call 04/23/45)	755	869,639
6.83%, 10/23/55 (Call 04/23/55)	600	699,192
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	268,100
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	975	917,797
2.75%, 03/01/23 (Call 02/01/23)	300	305,031
2.85%, 01/15/23	350	357,385
3.13%, 07/15/22	400	416,340
3.15%, 03/01/26 (Call 12/01/25)	320	323,574
3.20%, 07/15/36 (Call 01/15/36)	300	279,894

SCHEDULES OF INVESTMENTS	151

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.38%, 02/15/25 (Call 11/15/24)	$620	$642,438
3.38%, 08/15/25 (Call 05/15/25)	250	257,283
3.40%, 07/15/46 (Call 01/15/46)	350	319,347
3.60%, 03/01/24	170	179,491
4.00%, 08/15/47 (Call 02/15/47)	300	301,902
4.20%, 08/15/34 (Call 02/15/34)	1,000	1,057,100
4.25%, 01/15/33	500	532,885
4.40%, 08/15/35 (Call 02/15/35)	425	459,620
4.60%, 08/15/45 (Call 02/15/45)	816	886,209
4.65%, 07/15/42	1,100	1,198,703
4.75%, 03/01/44	500	552,240
5.15%, 03/01/20	250	270,420
5.65%, 06/15/35	350	426,916
5.70%, 07/01/19	242	259,259
6.45%, 03/15/37	225	297,344
6.95%, 08/15/37	215	298,250
7.05%, 03/15/33	300	412,254
Discovery Communications LLC
3.30%, 05/15/22	200	202,728
4.38%, 06/15/21	200	211,958
4.88%, 04/01/43	454	434,800
5.05%, 06/01/20	100	107,040
6.35%, 06/01/40[a]	212	243,662
Grupo Televisa SAB
6.13%, 01/31/46 (Call 07/31/45)	400	469,596
6.63%, 03/18/25	500	604,590
Historic TW Inc.
6.63%, 05/15/29	850	1,059,635
NBCUniversal Media LLC
2.88%, 01/15/23[a]	200	204,432
4.38%, 04/01/21	532	575,204
4.45%, 01/15/43	30	31,707
5.15%, 04/30/20	853	926,512
5.95%, 04/01/41	120	152,848
6.40%, 04/30/40	250	332,578

Security	Principal (000s)	Value
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	$350	$357,263
8.63%, 01/15/19	100	108,446
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	300	302,544
TCI Communications Inc.
7.13%, 02/15/28	350	464,422
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	550	581,212
3.95%, 09/30/21 (Call 06/30/21)	300	316,119
5.65%, 11/23/43 (Call 05/23/43)	100	120,397
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	200	184,394
5.00%, 02/01/20	950	1,008,140
5.50%, 09/01/41 (Call 03/01/41)	650	667,933
5.88%, 11/15/40 (Call 05/15/40)	90	96,273
6.55%, 05/01/37	320	369,587
6.75%, 06/15/39	650	764,608
7.30%, 07/01/38	200	247,812
8.25%, 04/01/19	630	687,973
Time Warner Entertainment Co. LP
8.38%, 03/15/23	475	595,626
Time Warner Inc.
2.10%, 06/01/19	225	225,441
3.40%, 06/15/22	450	465,961
3.60%, 07/15/25 (Call 04/15/25)	935	946,996
3.80%, 02/15/27 (Call 11/15/26)	195	196,156
4.65%, 06/01/44 (Call 12/01/43)	171	167,773
4.70%, 01/15/21	30	32,281
4.75%, 03/29/21	260	281,125
4.88%, 03/15/20	140	149,492
4.90%, 06/15/42	490	496,571

152	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.35%, 12/15/43	$200	$215,720
6.10%, 07/15/40	300	349,929
6.20%, 03/15/40[a]	400	471,672
6.25%, 03/29/41[a]	58	69,476
6.50%, 11/15/36	510	621,175
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	500	482,995
3.88%, 12/15/21	350	363,731
4.38%, 03/15/43	500	428,935
4.50%, 03/01/21	200	211,516
4.85%, 12/15/34 (Call 06/15/34)	211	201,893
5.85%, 09/01/43 (Call 03/01/43)	340	351,213
6.88%, 04/30/36	525	592,331
Walt Disney Co. (The)
1.85%, 05/30/19	300	301,284
1.85%, 07/30/26	300	278,262
2.15%, 09/17/20	270	272,641
2.35%, 12/01/22	175	176,811
2.45%, 03/04/22	350	355,170
2.55%, 02/15/22	280	284,970
2.75%, 08/16/21	300	309,462
2.95%, 06/15/27[a]	250	251,955
3.00%, 02/13/26[a]	400	407,032
3.00%, 07/30/46	50	43,721
3.15%, 09/17/25	500	515,845
3.70%, 12/01/42	100	99,365
4.13%, 06/01/44[a]	450	475,065
4.38%, 08/16/41	200	217,748
5.50%, 03/15/19	200	211,654
7.00%, 03/01/32	125	177,614
Series E
4.13%, 12/01/41	100	105,567

		47,884,223
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	250	252,537
3.25%, 06/15/25 (Call 03/15/25)	240	247,690

Security	Principal (000s)	Value
3.90%, 01/15/43 (Call 07/15/42)	$130	$133,770

		633,997
MINING — 0.72%
Barrick Gold Corp.
3.85%, 04/01/22	135	144,941
4.10%, 05/01/23	178	195,777
5.25%, 04/01/42	250	289,138
6.45%, 10/15/35	180	218,754
Barrick North America Finance LLC
4.40%, 05/30/21	450	486,625
5.70%, 05/30/41	656	792,573
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	375	387,900
3.85%, 09/30/23	1,245	1,356,266
5.00%, 09/30/43	579	684,685
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	1,020	1,065,400
5.45%, 06/09/44 (Call 12/09/43)[a]	100	113,104
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	175	188,841
5.88%, 04/01/35	100	119,102
6.25%, 10/01/39	858	1,079,553
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	600	638,940
5.20%, 11/02/40	680	814,246
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	548	560,072
4.13%, 08/21/42 (Call 02/21/42)	241	254,079
4.75%, 03/22/42 (Call 09/22/41)[a]	130	148,314
Southern Copper Corp.
3.88%, 04/23/25	350	364,185
5.25%, 11/08/42	350	369,530
6.75%, 04/16/40	175	214,135
7.50%, 07/27/35	500	647,940

		11,134,100

SCHEDULES OF INVESTMENTS	153

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
MULTI-NATIONAL — 0.07%
International Bank for Reconstruction & Development
1.63%, 09/04/20	$1,000	$1,001,170

		1,001,170

OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)[a]	320	319,709
4.63%, 03/15/24 (Call 12/15/23)[a]	100	102,650
6.25%, 03/15/19[a]	100	105,925
Xerox Corp.
3.80%, 05/15/24[a]	330	332,158
4.07%, 03/17/22[b]	115	118,754
4.50%, 05/15/21	50	52,778
6.75%, 12/15/39[a]	100	108,268

		1,140,242
OIL & GAS — 5.79%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	330	327,555
4.85%, 03/15/21 (Call 02/15/21)	650	691,047
5.55%, 03/15/26 (Call 12/15/25)[a]	350	390,897
6.20%, 03/15/40	446	506,076
6.45%, 09/15/36	449	524,742
6.60%, 03/15/46 (Call 09/15/45)	400	483,144
Andeavor
4.75%, 12/15/23 (Call 10/15/23)[a,b]	350	375,725
5.13%, 12/15/26 (Call 09/15/26)[b]	300	325,410
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	206	202,442
3.25%, 04/15/22 (Call 01/15/22)	350	356,433
4.25%, 01/15/44 (Call 07/15/43)	575	535,124

Security	Principal (000s)	Value
4.75%, 04/15/43 (Call 10/15/42)	$400	$397,332
5.10%, 09/01/40 (Call 03/01/40)	520	541,549
6.00%, 01/15/37	211	243,929
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	750	750,840
2.32%, 02/13/20	700	707,889
2.50%, 11/06/22	250	250,708
2.75%, 05/10/23	750	755,002
3.06%, 03/17/22	300	309,951
3.12%, 05/04/26 (Call 02/04/26)	120	121,344
3.22%, 04/14/24 (Call 02/14/24)	350	360,171
3.25%, 05/06/22	50	52,034
3.51%, 03/17/25	505	526,584
3.54%, 11/04/24	250	260,540
3.56%, 11/01/21	480	505,858
3.59%, 04/14/27 (Call 01/14/27)[a]	550	570,872
3.72%, 11/28/28 (Call 08/28/28)[a]	505	528,558
3.99%, 09/26/23	250	268,642
4.50%, 10/01/20	400	430,252
4.74%, 03/11/21	100	109,184
4.75%, 03/10/19	250	261,408
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	260	268,759
3.85%, 06/01/27 (Call 03/01/27)	250	250,223
3.90%, 02/01/25 (Call 11/01/24)	300	307,401
6.25%, 03/15/38	321	377,939
6.45%, 06/30/33	100	116,879
6.50%, 02/15/37	175	209,493
6.75%, 02/01/39	600	735,510
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	500	484,835
4.25%, 04/15/27 (Call 01/15/27)[a,b]	700	677,516

154	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.25%, 06/15/37 (Call 12/15/36)[b]	$250	$236,410
5.40%, 06/15/47 (Call 12/15/46)[b]	275	260,156
5.70%, 10/15/19	200	210,816
6.75%, 11/15/39	500	540,030
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	600	603,852
2.10%, 05/16/21 (Call 04/15/21)	270	271,593
2.19%, 11/15/19 (Call 10/15/19)	400	404,472
2.36%, 12/05/22 (Call 09/05/22)	500	503,065
2.41%, 03/03/22 (Call 01/03/22)	775	784,873
2.42%, 11/17/20 (Call 10/17/20)	650	660,946
2.50%, 03/03/22 (Call 02/03/22)[a]	500	508,010
2.90%, 03/03/24 (Call 01/03/24)	405	415,202
2.95%, 05/16/26 (Call 02/16/26)	350	353,612
3.33%, 11/17/25 (Call 08/17/25)[a]	45	46,934
4.95%, 03/03/19	350	367,272
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	850	864,526
4.38%, 06/01/24 (Call 03/01/24)	200	212,150
CNOOC Finance 2013 Ltd
3.00%, 05/09/23	850	857,760
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	410,972
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	214,882
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	500	563,055
Conoco Funding Co.
7.25%, 10/15/31	300	407,385

Security	Principal (000s)	Value
ConocoPhillips
6.50%, 02/01/39	$1,190	$1,573,596
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	124,487
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	70	70,508
2.40%, 12/15/22 (Call 09/15/22)	175	174,391
2.88%, 11/15/21 (Call 09/15/21)	240	245,719
3.35%, 11/15/24 (Call 08/15/24)	410	424,141
4.15%, 11/15/34 (Call 05/15/34)	146	149,849
4.20%, 03/15/21 (Call 02/15/21)	500	534,740
4.95%, 03/15/26 (Call 12/15/25)	1,040	1,169,189
5.95%, 03/15/46 (Call 09/15/45)[a]	250	321,100
ConocoPhillips Holding Co.
6.95%, 04/15/29	100	130,720
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	270	273,221
4.75%, 05/15/42 (Call 11/15/41)	146	143,416
5.00%, 06/15/45 (Call 12/15/44)	450	456,669
5.60%, 07/15/41 (Call 01/15/41)	200	212,620
7.95%, 04/15/32	620	817,675
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	1,000	1,065,780
5.88%, 09/18/23	550	611,066
5.88%, 05/28/45	490	476,589
7.63%, 07/23/19	800	880,560
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	200	205,902

SCHEDULES OF INVESTMENTS	155

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.50%, 05/15/19	$125	$133,634
6.50%, 08/15/34	100	115,275
6.50%, 02/01/38	200	232,152
7.38%, 11/01/31	300	367,980
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	150	151,541
2.63%, 03/15/23 (Call 12/15/22)	223	223,493
3.90%, 04/01/35 (Call 10/01/34)	235	233,141
4.10%, 02/01/21	700	740,467
4.15%, 01/15/26 (Call 10/15/25)[a]	60	63,896
5.63%, 06/01/19	180	191,534
EQT Corp.
4.88%, 11/15/21	202	218,358
8.13%, 06/01/19	50	54,842
Exxon Mobil Corp.
1.71%, 03/01/19	300	300,885
1.91%, 03/06/20 (Call 02/06/20)	250	251,390
2.22%, 03/01/21 (Call 02/01/21)	475	480,842
2.40%, 03/06/22 (Call 01/06/22)	90	91,205
2.71%, 03/06/25 (Call 12/06/24)[a]	1,600	1,626,000
2.73%, 03/01/23 (Call 01/01/23)	580	594,581
3.04%, 03/01/26 (Call 12/01/25)[a]	750	770,242
3.18%, 03/15/24 (Call 12/15/23)[a]	350	365,463
3.57%, 03/06/45 (Call 09/06/44)	219	215,262
4.11%, 03/01/46 (Call 09/01/45)	700	749,980
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	415	404,733
4.30%, 04/01/27 (Call 01/01/27)[a]	150	146,883

Security	Principal (000s)	Value
5.60%, 02/15/41	$225	$219,326
5.80%, 04/01/47 (Call 10/01/46)[a]	100	99,831
6.00%, 01/15/40	120	122,183
7.13%, 03/15/33	37	41,750
7.30%, 08/15/31	444	514,618
8.13%, 02/15/19	100	107,823
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	309	324,271
4.00%, 04/15/24 (Call 01/15/24)[a]	100	102,695
6.80%, 09/15/37	50	62,588
7.25%, 12/15/19	325	360,613
Kerr-McGee Corp.
6.95%, 07/01/24	150	177,717
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	160	159,963
2.80%, 11/01/22 (Call 08/01/22)[a]	300	293,046
3.85%, 06/01/25 (Call 03/01/25)	300	296,502
4.40%, 07/15/27 (Call 04/15/27)	350	353,727
6.60%, 10/01/37[a]	200	221,280
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	345	357,020
5.00%, 09/15/54 (Call 03/15/54)	204	194,269
5.13%, 03/01/21	584	636,122
6.50%, 03/01/41 (Call 09/01/40)	190	224,933
Nexen Energy ULC
5.88%, 03/10/35	260	317,658
6.20%, 07/30/19	125	133,131
6.40%, 05/15/37	87	113,631
7.50%, 07/30/39	342	506,885
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	200	200,398
3.90%, 11/15/24 (Call 08/15/24)	150	153,992

156	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.15%, 12/15/21 (Call 09/15/21)	$92	$97,419
5.05%, 11/15/44 (Call 05/15/44)	440	444,545
6.00%, 03/01/41 (Call 09/01/40)	200	224,322
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	375	380,760
2.70%, 02/15/23 (Call 11/15/22)	252	254,205
3.00%, 02/15/27 (Call 11/15/26)[a]	350	347,354
3.13%, 02/15/22 (Call 11/15/21)	67	69,523
3.40%, 04/15/26 (Call 01/15/26)	1,160	1,189,812
4.40%, 04/15/46 (Call 10/15/45)	550	583,929
4.63%, 06/15/45 (Call 12/15/44)	85	92,749
Petro-Canada
6.80%, 05/15/38	110	146,633
9.25%, 10/15/21	75	94,558
Petroleos Mexicanos
3.50%, 07/23/20	700	717,906
3.50%, 01/30/23	605	599,749
4.25%, 01/15/25	550	551,903
4.50%, 01/23/26[a]	350	352,926
4.63%, 09/21/23[a]	700	729,911
4.88%, 01/24/22	260	273,432
4.88%, 01/18/24	330	344,289
5.38%, 03/13/22[a,b]	500	536,075
5.50%, 01/21/21	1,200	1,288,476
5.50%, 06/27/44	98	91,916
5.63%, 01/23/46	610	574,632
6.00%, 03/05/20	250	270,070
6.38%, 02/04/21	400	441,140
6.38%, 01/23/45	1,525	1,573,205
6.50%, 03/13/27[b]	1,000	1,120,270
6.50%, 06/02/41	400	421,452
6.63%, 06/15/35	320	349,008
6.75%, 09/21/47	1,145	1,231,207

Security	Principal (000s)	Value
6.75%, 09/21/47[b]	$800	$860,792
6.88%, 08/04/26	950	1,092,205
Phillips 66
4.30%, 04/01/22	175	188,115
4.65%, 11/15/34 (Call 05/15/34)	150	160,142
4.88%, 11/15/44 (Call 05/15/44)	471	513,371
5.88%, 05/01/42[a]	273	335,801
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	300	309,807
3.95%, 07/15/22 (Call 04/15/22)	250	263,828
Shell International Finance BV
1.38%, 09/12/19[a]	250	248,825
1.75%, 09/12/21[a]	600	593,658
1.88%, 05/10/21	800	797,696
2.00%, 11/15/18	225	226,287
2.13%, 05/11/20	350	353,601
2.25%, 11/10/20	420	424,788
2.25%, 01/06/23	300	299,295
2.38%, 08/21/22	255	257,374
2.50%, 09/12/26	1,000	975,140
2.88%, 05/10/26	300	301,548
3.25%, 05/11/25	1,090	1,130,123
3.75%, 09/12/46	250	243,458
4.00%, 05/10/46[a]	640	648,186
4.13%, 05/11/35	420	446,876
4.30%, 09/22/19	300	315,762
4.38%, 03/25/20	500	532,460
4.38%, 05/11/45	515	551,138
4.55%, 08/12/43	580	636,382
5.50%, 03/25/40	250	309,315
6.38%, 12/15/38	520	709,420
Statoil ASA
2.45%, 01/17/23[a]	905	909,860
2.65%, 01/15/24	100	100,219
2.90%, 11/08/20	250	256,880
3.15%, 01/23/22	300	311,145
3.25%, 11/10/24	1,150	1,191,365
3.70%, 03/01/24	100	106,386
3.95%, 05/15/43	300	303,900

SCHEDULES OF INVESTMENTS	157

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.80%, 11/08/43	$185	$212,476
5.10%, 08/17/40	150	177,012
5.25%, 04/15/19	300	316,695
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	400	413,040
6.50%, 06/15/38	500	649,505
6.85%, 06/01/39	130	174,545
Total Capital Canada Ltd.
2.75%, 07/15/23	800	815,272
Total Capital International SA
2.70%, 01/25/23	600	611,280
2.88%, 02/17/22	250	257,120
3.75%, 04/10/24	300	320,226
Total Capital SA
4.13%, 01/28/21[a]	125	133,815
4.45%, 06/24/20	200	214,710
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	750	745,110
4.90%, 03/15/45	200	212,570
6.13%, 02/01/20	250	273,080
6.63%, 06/15/37	160	199,627
7.50%, 04/15/32	235	309,309

		89,213,375
OIL & GAS SERVICES — 0.28%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)[a]	128	132,342
5.13%, 09/15/40	360	421,063
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	102	105,388
3.50%, 08/01/23 (Call 05/01/23)	113	117,575
4.50%, 11/15/41 (Call 05/15/41)	110	111,608
4.75%, 08/01/43 (Call 02/01/43)	350	365,964
4.85%, 11/15/35 (Call 05/15/35)	795	862,281
5.00%, 11/15/45 (Call 05/15/45)	775	839,364

Security	Principal (000s)	Value
7.45%, 09/15/39	$329	$456,103
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	460	449,747
3.95%, 12/01/42 (Call 06/01/42)	192	162,785
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	300	319,755

		4,343,975
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	53,636
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	120	124,185
4.50%, 11/01/23 (Call 08/01/23)	280	305,477
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	132	157,972
WestRock RKT Co.
4.90%, 03/01/22	70	76,866

		718,136
PHARMACEUTICALS — 4.30%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	505	506,177
2.50%, 05/14/20 (Call 04/14/20)	520	526,651
2.85%, 05/14/23 (Call 03/14/23)	300	302,787
2.90%, 11/06/22	1,200	1,219,992
3.20%, 11/06/22 (Call 09/06/22)	375	386,625
3.20%, 05/14/26 (Call 02/14/26)	845	845,144
3.60%, 05/14/25 (Call 02/14/25)	1,090	1,126,613
4.30%, 05/14/36 (Call 11/14/35)	400	418,376
4.40%, 11/06/42	650	674,648

158	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.45%, 05/14/46 (Call 11/14/45)	$350	$366,677
4.50%, 05/14/35 (Call 11/14/34)	420	449,224
4.70%, 05/14/45 (Call 11/14/44)	700	756,574
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	350	359,320
6.13%, 08/15/19	160	172,656
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,500	1,530,180
3.45%, 03/15/22 (Call 01/15/22)	370	384,456
3.80%, 03/15/25 (Call 12/15/24)[a]	257	268,691
4.55%, 03/15/35 (Call 09/15/34)	1,265	1,359,660
4.75%, 03/15/45 (Call 09/15/44)	376	410,772
4.85%, 06/15/44 (Call 12/15/43)	250	275,613
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)[a]	840	841,882
3.38%, 09/15/20	250	258,303
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	250	255,403
3.50%, 11/15/21 (Call 08/15/21)[a]	495	517,057
4.25%, 03/01/45 (Call 09/01/44)[a]	130	132,373
AstraZeneca PLC
1.75%, 11/16/18	273	272,989
1.95%, 09/18/19	145	145,033
2.38%, 11/16/20	1,650	1,662,969
3.38%, 11/16/25	725	741,225
4.00%, 09/18/42	350	348,446
4.38%, 11/16/45	225	236,012
6.45%, 09/15/37	690	914,340
Bristol-Myers Squibb Co.
2.00%, 08/01/22	200	199,092

Security	Principal (000s)	Value
3.25%, 02/27/27[a]	$700	$722,981
4.50%, 03/01/44 (Call 09/01/43)	275	307,887
Cardinal Health Inc.
1.95%, 06/14/19	200	200,300
2.62%, 06/15/22 (Call 05/15/22)	400	401,996
3.08%, 06/15/24 (Call 04/15/24)	250	253,680
3.75%, 09/15/25 (Call 06/15/25)[a]	150	157,673
4.37%, 06/15/47 (Call 12/15/46)[a]	450	463,792
4.50%, 11/15/44 (Call 05/15/44)	200	206,950
4.60%, 03/15/43	130	135,955
Eli Lilly & Co.
1.95%, 03/15/19	207	208,325
2.75%, 06/01/25 (Call 03/01/25)	530	536,095
3.70%, 03/01/45 (Call 09/01/44)	250	251,458
5.50%, 03/15/27	200	242,558
Express Scripts Holding Co.
2.25%, 06/15/19	154	154,747
3.40%, 03/01/27 (Call 12/01/26)[a]	50	49,755
3.50%, 06/15/24 (Call 03/15/24)	196	201,072
3.90%, 02/15/22	425	448,596
4.50%, 02/25/26 (Call 11/27/25)[a]	855	921,091
4.75%, 11/15/21	616	671,249
4.80%, 07/15/46 (Call 01/15/46)[a]	500	525,805
6.13%, 11/15/41	252	306,581
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	275	282,210
6.38%, 05/15/38	954	1,314,087
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350	359,425
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	400	399,220

SCHEDULES OF INVESTMENTS	159

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.05%, 03/01/23 (Call 01/01/23)	$1,000	$999,930
2.25%, 03/03/22 (Call 02/03/22)[a]	300	304,623
2.45%, 03/01/26 (Call 12/01/25)	550	543,339
3.38%, 12/05/23	100	107,758
3.55%, 03/01/36 (Call 09/01/35)	375	389,156
3.70%, 03/01/46 (Call 09/01/45)	925	965,811
4.38%, 12/05/33 (Call 06/05/33)	1,075	1,232,573
4.50%, 12/05/43 (Call 06/05/43)	200	233,346
5.95%, 08/15/37	280	380,954
McKesson Corp.
2.28%, 03/15/19	1,226	1,233,466
2.70%, 12/15/22 (Call 09/15/22)	198	199,835
3.80%, 03/15/24 (Call 12/15/23)[a]	340	359,458
4.75%, 03/01/21 (Call 12/01/20)	100	107,818
6.00%, 03/01/41 (Call 09/01/40)	130	161,634
7.50%, 02/15/19	200	215,674
Mead Johnson Nutrition Co.
3.00%, 11/15/20	410	422,243
4.60%, 06/01/44 (Call 12/01/43)	226	253,631
4.90%, 11/01/19	250	266,510
Merck & Co. Inc.
1.85%, 02/10/20	400	401,860
2.35%, 02/10/22	500	508,035
2.40%, 09/15/22 (Call 06/15/22)	250	254,530
2.75%, 02/10/25 (Call 11/10/24)	240	241,668
2.80%, 05/18/23[a]	447	459,109
3.70%, 02/10/45 (Call 08/10/44)	300	303,246
4.15%, 05/18/43	254	274,655

Security	Principal (000s)	Value
6.50%, 12/01/33	$350	$473,371
6.55%, 09/15/37	300	419,391
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	415,191
5.85%, 06/30/39	175	232,488
5.95%, 12/01/28	50	63,471
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	100	109,004
Mylan NV
3.00%, 12/15/18	350	353,363
3.15%, 06/15/21 (Call 05/15/21)	650	658,515
3.95%, 06/15/26 (Call 03/15/26)[a]	900	917,271
5.25%, 06/15/46 (Call 12/15/45)[a]	300	322,941
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	950	962,502
2.40%, 09/21/22[a]	380	384,803
3.00%, 11/20/25 (Call 08/20/25)	50	51,163
3.10%, 05/17/27 (Call 02/17/27)[a]	800	819,264
3.40%, 05/06/24	216	227,727
4.00%, 11/20/45 (Call 05/20/45)	400	426,204
4.40%, 04/24/20	400	427,336
4.40%, 05/06/44	400	448,528
Novartis Securities Investment Ltd.
5.13%, 02/10/19	786	824,915
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	500	514,850
Pfizer Inc.
1.70%, 12/15/19	500	501,075
2.20%, 12/15/21	500	505,420
3.00%, 06/15/23	800	834,656
3.00%, 12/15/26[a]	800	815,744
3.40%, 05/15/24	400	423,200
4.00%, 12/15/36[a]	480	518,933
4.13%, 12/15/46	350	374,654
7.20%, 03/15/39	587	882,144

160	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Sanofi
4.00%, 03/29/21	$350	$374,304
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,720	1,715,012
2.40%, 09/23/21 (Call 08/23/21)	1,005	998,920
2.88%, 09/23/23 (Call 07/23/23)	500	497,240
3.20%, 09/23/26 (Call 06/23/26)	1,310	1,290,560
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21	200	199,786
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	165	179,149
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	250	244,368
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	1,050	1,026,364
2.20%, 07/21/21	1,500	1,428,195
2.80%, 07/21/23	500	470,980
3.15%, 10/01/26[a]	1,350	1,237,558
4.10%, 10/01/46[a]	600	506,028
Wyeth LLC
5.95%, 04/01/37	730	968,068
6.00%, 02/15/36	325	427,700
6.45%, 02/01/24	420	516,932
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	100	103,496
4.50%, 11/13/25 (Call 08/13/25)	395	439,216
4.70%, 02/01/43 (Call 08/01/42)	300	328,239

		66,270,549
PIPELINES — 2.94%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	250	256,298

Security	Principal (000s)	Value
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	$175	$175,326
4.15%, 07/01/23 (Call 04/01/23)	100	104,444
4.88%, 02/01/21 (Call 11/01/20)	100	106,255
5.85%, 11/15/43 (Call 05/15/43)	150	162,771
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)[a]	270	325,339
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	250	325,525
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	226	224,762
3.90%, 05/15/24 (Call 02/15/24)[a]	150	149,888
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	189,601
7.38%, 10/15/45 (Call 04/15/45)	300	387,522
9.88%, 03/01/19	132	146,909
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	200	203,336
3.70%, 07/15/27 (Call 04/15/27)	65	65,577
4.00%, 10/01/23 (Call 07/01/23)[a]	100	105,376
4.25%, 12/01/26 (Call 09/01/26)	145	152,592
4.50%, 06/10/44 (Call 12/10/43)	200	201,408
5.50%, 12/01/46 (Call 05/29/46)[a]	200	231,396
VRN, (3 mo. LIBOR US + 3.418%)
5.50%, 07/15/77 (Call 07/15/27)[c]	350	352,159

SCHEDULES OF INVESTMENTS	161

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	$400	$406,020
4.15%, 10/01/20 (Call 08/01/20)	400	418,868
4.65%, 06/01/21 (Call 03/01/21)	202	214,809
4.75%, 01/15/26 (Call 10/15/25)	280	294,353
4.90%, 03/15/35 (Call 09/15/34)	500	496,280
5.15%, 02/01/43 (Call 08/01/42)	200	194,190
5.15%, 03/15/45 (Call 09/15/44)	250	243,728
5.20%, 02/01/22 (Call 11/01/21)	150	162,995
5.30%, 04/15/47 (Call 10/15/46)[a]	200	200,314
6.05%, 06/01/41 (Call 12/01/40)	356	380,578
6.13%, 12/15/45 (Call 06/15/45)	500	546,815
6.50%, 02/01/42 (Call 08/01/41)[a]	120	134,675
9.00%, 04/15/19	290	320,618
9.70%, 03/15/19	111	123,259
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	350	351,722
4.40%, 04/01/24 (Call 01/01/24)	300	308,925
5.05%, 04/01/45 (Call 10/01/44)	634	601,260
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	300	305,082
3.35%, 03/15/23 (Call 12/15/22)[a]	555	573,942
3.70%, 02/15/26 (Call 11/15/25)	100	103,249
3.95%, 02/15/27 (Call 11/15/26)[a]	730	766,405

Security	Principal (000s)	Value
4.05%, 02/15/22	$200	$212,850
4.45%, 02/15/43 (Call 08/15/42)	200	201,924
4.85%, 08/15/42 (Call 02/15/42)	491	522,188
4.85%, 03/15/44 (Call 09/15/43)	170	180,914
4.90%, 05/15/46 (Call 11/15/45)	225	244,089
5.10%, 02/15/45 (Call 08/15/44)	475	527,905
5.20%, 09/01/20	280	304,405
5.70%, 02/15/42	20	23,511
5.95%, 02/01/41[a]	300	361,953
6.45%, 09/01/40	100	126,983
7.55%, 04/15/38	250	346,955
Series D
6.88%, 03/01/33	165	210,540
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	350	354,833
3.50%, 03/01/21 (Call 01/01/21)	120	123,169
3.50%, 09/01/23 (Call 06/01/23)	200	202,280
3.95%, 09/01/22 (Call 06/01/22)	700	728,420
4.15%, 03/01/22	200	209,992
4.15%, 02/01/24 (Call 11/01/23)	250	259,397
5.00%, 08/15/42 (Call 02/15/42)	10	9,867
5.30%, 09/15/20	650	701,109
5.40%, 09/01/44 (Call 03/01/44)	300	307,311
5.50%, 03/01/44 (Call 09/01/43)	400	416,096
6.50%, 02/01/37	84	95,303
6.55%, 09/15/40	375	431,951
6.95%, 01/15/38	310	372,586
7.50%, 11/15/40	264	331,513
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	370	376,682

162	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.30%, 06/01/25 (Call 03/01/25)	$165	$172,450
5.05%, 02/15/46 (Call 08/15/45)	100	100,237
5.30%, 12/01/34 (Call 06/01/34)	350	363,709
5.55%, 06/01/45 (Call 12/01/44)	1,375	1,454,420
Magellan Midstream Partners LP
4.25%, 02/01/21	180	190,901
5.00%, 03/01/26 (Call 12/01/25)	525	589,276
5.15%, 10/15/43 (Call 04/15/43)	250	278,540
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)[a]	545	553,933
4.50%, 07/15/23 (Call 04/15/23)	200	213,004
4.88%, 06/01/25 (Call 03/01/25)	400	428,672
5.20%, 03/01/47 (Call 09/01/46)	400	412,556
5.50%, 02/15/23 (Call 10/02/17)	350	358,890
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	115	116,304
4.95%, 07/13/47 (Call 01/06/47)	250	251,475
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	550	556,039
5.00%, 09/15/23 (Call 06/15/23)	555	601,947
6.13%, 02/01/41 (Call 08/01/40)	240	275,033
6.65%, 10/01/36	100	120,632
8.63%, 03/01/19	80	87,305
Phillips 66 Partners LP
4.90%, 10/01/46 (Call 04/01/46)	250	251,720

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$250	$250,038
2.85%, 01/31/23 (Call 10/31/22)	200	193,172
3.60%, 11/01/24 (Call 08/01/24)	100	98,444
3.65%, 06/01/22 (Call 03/01/22)	200	202,336
3.85%, 10/15/23 (Call 07/15/23)	171	172,534
4.30%, 01/31/43 (Call 07/31/42)	300	258,270
4.50%, 12/15/26 (Call 09/15/26)[a]	550	562,424
4.65%, 10/15/25 (Call 07/15/25)[a]	30	31,125
4.90%, 02/15/45 (Call 08/15/44)	200	186,212
5.00%, 02/01/21 (Call 11/01/20)	250	264,227
5.15%, 06/01/42 (Call 12/01/41)	115	108,346
8.75%, 05/01/19	130	142,462
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	960	1,063,315
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)[a]	370	371,739
5.00%, 03/15/27 (Call 09/15/26)	1,000	1,060,710
5.63%, 04/15/23 (Call 01/15/23)	1,000	1,106,380
5.63%, 03/01/25 (Call 12/01/24)[a]	925	1,019,646
6.25%, 03/15/22 (Call 12/15/21)	350	394,646
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	159,299

SCHEDULES OF INVESTMENTS	163

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	$207	$208,366
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	150	152,573
4.75%, 03/15/24 (Call 12/15/23)	250	273,757
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	292,456
4.40%, 04/01/21 (Call 03/01/21)	50	52,936
4.95%, 01/15/43 (Call 07/15/42)	100	94,875
5.35%, 05/15/45 (Call 11/15/44)	375	370,935
5.95%, 12/01/25 (Call 09/01/25)	145	163,515
6.10%, 02/15/42	300	322,833
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	150	157,388
4.65%, 06/15/21 (Call 03/15/21)[a]	100	105,436
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75	91,250
Texas Eastern Transmission LP
7.00%, 07/15/32	225	292,750
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	475	478,197
3.80%, 10/01/20	265	278,761
4.63%, 03/01/34 (Call 12/01/33)	485	535,314
4.88%, 01/15/26 (Call 10/15/25)[a]	70	79,276
5.85%, 03/15/36	200	248,522
6.20%, 10/15/37	207	268,616
6.50%, 08/15/18[a]	360	376,301
7.63%, 01/15/39	600	884,970
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	466,825

Security	Principal (000s)	Value
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	$1,050	$1,069,015
3.60%, 03/15/22 (Call 01/15/22)	1,160	1,196,760
3.90%, 01/15/25 (Call 10/15/24)	600	616,536
4.30%, 03/04/24 (Call 12/04/23)	550	582,648
5.25%, 03/15/20	300	322,650
5.80%, 11/15/43 (Call 05/15/43)	255	288,461
6.30%, 04/15/40	642	758,228

		45,251,815
REAL ESTATE — 0.07%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	270	279,177
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	500	544,015
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	200	219,030

		1,042,222
REAL ESTATE INVESTMENT TRUSTS — 2.46%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	350	375,875
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	400	407,324
3.13%, 01/15/27 (Call 10/15/26)[a]	100	97,147
3.30%, 02/15/21 (Call 01/15/21)	500	516,105
3.38%, 10/15/26 (Call 07/15/26)[a]	335	333,060
3.40%, 02/15/19	100	102,123
3.45%, 09/15/21	502	520,875
4.00%, 06/01/25 (Call 03/01/25)	350	366,058

164	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.40%, 02/15/26 (Call 11/15/25)[a]	$55	$58,671
4.70%, 03/15/22	240	262,337
5.00%, 02/15/24	356	395,067
5.05%, 09/01/20	100	108,324
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)[a]	150	153,305
2.95%, 05/11/26 (Call 02/11/26)[a]	500	497,250
3.50%, 11/15/24 (Call 08/15/24)	200	208,246
3.90%, 10/15/46 (Call 04/15/46)	300	296,586
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	210	201,984
3.65%, 02/01/26 (Call 11/03/25)	230	237,710
3.70%, 11/15/18 (Call 08/17/18)	100	101,878
3.80%, 02/01/24 (Call 11/01/23)	310	327,710
3.85%, 02/01/23 (Call 11/01/22)	380	404,594
4.13%, 05/15/21 (Call 02/15/21)[a]	175	185,936
5.88%, 10/15/19 (Call 07/17/19)	880	943,730
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	450	465,160
3.90%, 03/15/27 (Call 12/15/26)[a]	800	798,800
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	100	100,642
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[a]	170	162,013
5.25%, 12/01/23 (Call 09/01/23)[a]	300	300,558

Security	Principal (000s)	Value
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	$256	$270,584
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)[a]	500	494,705
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)[a]	300	301,851
4.45%, 02/15/26 (Call 11/15/25)	170	181,869
4.75%, 05/15/47 (Call 11/15/46)[a]	350	362,233
4.88%, 04/15/22	250	273,338
5.25%, 01/15/23	1,325	1,477,203
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	100	98,900
3.90%, 08/15/24 (Call 06/15/24)	300	303,804
4.63%, 07/15/22 (Call 04/15/22)	205	217,066
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	250	271,935
5.25%, 03/15/21 (Call 12/15/20)	210	229,186
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)[a]	505	542,486
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	250	256,870
5.75%, 08/15/22 (Call 05/15/22)	95	105,966
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	400	431,000
4.50%, 06/01/45 (Call 12/01/44)	185	200,573
4.63%, 12/15/21 (Call 09/15/21)	25	27,220

SCHEDULES OF INVESTMENTS	165

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 07/15/20 (Call 04/15/20)	$350	$374,150
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)[a]	70	71,085
3.50%, 04/01/25 (Call 01/01/25)	150	152,556
3.63%, 05/01/27 (Call 02/01/27)[a]	350	355,996
3.88%, 05/01/24 (Call 02/01/24)	400	418,212
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	106,438
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	500	507,350
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	100	102,095
3.40%, 02/01/25 (Call 11/01/24)	100	100,857
3.75%, 02/01/19 (Call 11/01/18)	100	101,995
3.88%, 08/15/24 (Call 05/17/24)	302	314,518
4.00%, 12/01/22 (Call 10/01/22)[a]	1,000	1,060,010
4.00%, 06/01/25 (Call 03/01/25)	154	161,295
4.20%, 03/01/24 (Call 12/01/23)	350	371,472
4.25%, 11/15/23 (Call 08/15/23)	475	508,549
5.38%, 02/01/21 (Call 11/03/20)	78	85,155
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	350	377,317
5.25%, 02/15/26 (Call 08/15/25)[a]	275	297,545

Security	Principal (000s)	Value
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	$490	$503,509
Series D
3.75%, 10/15/23 (Call 07/15/23)	350	360,854
Series F
4.50%, 02/01/26 (Call 11/01/25)[a]	100	106,254
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	80	83,695
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)[a]	500	475,200
3.20%, 05/01/21 (Call 03/01/21)	150	153,867
3.80%, 04/01/27 (Call 01/01/27)[a]	500	512,285
4.25%, 04/01/45 (Call 10/01/44)	150	146,697
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	350	346,129
4.40%, 02/15/24 (Call 11/15/23)	350	375,991
4.75%, 10/01/20 (Call 07/01/20)	250	266,328
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	100	97,097
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	160	165,013
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[a]	186	189,478
5.50%, 07/15/21 (Call 04/15/21)	700	770,987
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	350	355,992

166	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 01/15/28 (Call 10/15/27)[a]	$550	$560,450
5.25%, 01/15/26 (Call 10/15/25)	350	374,713
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)[a]	550	565,983
4.65%, 08/01/23 (Call 05/01/23)	50	54,687
4.65%, 03/15/47 (Call 09/15/46)	50	53,152
6.75%, 08/15/19	125	136,050
Regency Centers Corp.
3.75%, 11/15/22 (Call 08/15/22)	255	265,299
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	750	762,202
4.50%, 02/01/25 (Call 11/01/24)[a]	100	101,859
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	700	711,760
2.75%, 02/01/23 (Call 11/01/22)	800	807,760
3.30%, 01/15/26 (Call 10/15/25)	666	678,494
3.38%, 10/01/24 (Call 07/01/24)	1,480	1,527,286
3.38%, 06/15/27 (Call 03/15/27)[a]	150	152,802
4.25%, 10/01/44 (Call 04/01/44)[a]	380	393,061
6.75%, 02/01/40 (Call 11/01/39)	100	137,012
UDR Inc.
4.63%, 01/10/22 (Call 10/10/21)	250	267,918
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	300	295,608
3.75%, 05/01/24 (Call 02/01/24)	300	310,239

Security	Principal (000s)	Value
3.85%, 04/01/27 (Call 01/01/27)	$500	$514,310
4.13%, 01/15/26 (Call 10/15/25)	100	105,177
4.38%, 02/01/45 (Call 08/01/44)	205	205,746
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	215,638
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	150	151,854
3.95%, 08/15/27 (Call 05/15/27)	300	300,549
4.88%, 06/01/26 (Call 03/01/26)	60	64,535
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	217,944
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	900	926,487
4.25%, 04/01/26 (Call 01/01/26)	100	107,117
4.95%, 01/15/21 (Call 10/15/20)	262	282,792
5.25%, 01/15/22 (Call 10/15/21)	246	272,034
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	250	255,758
4.63%, 09/15/23	250	275,110
7.38%, 03/15/32	70	99,182
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	350	356,853

		37,859,249
RETAIL — 2.98%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	350	373,142

SCHEDULES OF INVESTMENTS	167

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)[a]	$105	$107,639
4.50%, 10/01/25 (Call 07/01/25)	325	346,333
AutoZone Inc.
1.63%, 04/21/19[a]	310	308,707
3.13%, 07/15/23 (Call 04/15/23)	150	152,756
3.25%, 04/15/25 (Call 01/15/25)	110	109,743
3.70%, 04/15/22 (Call 01/15/22)	206	215,517
3.75%, 06/01/27 (Call 03/01/27)[a]	500	509,945
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	100	101,177
4.92%, 08/01/34 (Call 02/01/34)	90	85,128
5.17%, 08/01/44 (Call 02/01/44)	200	180,948
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	200	218,314
Coach Inc.
4.13%, 07/15/27 (Call 04/15/27)	305	306,711
Costco Wholesale Corp.
1.70%, 12/15/19	495	495,549
2.25%, 02/15/22	370	373,027
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	575	573,056
2.25%, 12/05/18 (Call 11/05/18)	300	301,761
2.25%, 08/12/19 (Call 07/12/19)	650	654,946
2.80%, 07/20/20 (Call 06/20/20)	940	959,937
3.38%, 08/12/24 (Call 05/12/24)[a]	575	592,221

Security	Principal (000s)	Value
3.50%, 07/20/22 (Call 05/20/22)	$550	$575,382
3.88%, 07/20/25 (Call 04/20/25)	1,480	1,555,436
4.88%, 07/20/35 (Call 01/20/35)	250	280,460
5.13%, 07/20/45 (Call 01/20/45)[a]	476	550,984
5.30%, 12/05/43 (Call 06/05/43)	400	469,620
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	500	518,485
6.80%, 10/15/37	100	130,319
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	310,214
3.88%, 04/15/27 (Call 01/15/27)[a]	500	522,250
4.15%, 11/01/25 (Call 08/01/25)[a]	210	225,280
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	650	652,463
2.13%, 09/15/26 (Call 06/15/26)	150	142,110
2.63%, 06/01/22 (Call 05/01/22)	300	306,156
2.70%, 04/01/23 (Call 01/01/23)	250	254,533
3.00%, 04/01/26 (Call 01/01/26)	670	680,807
3.35%, 09/15/25 (Call 06/15/25)	1,195	1,251,368
4.20%, 04/01/43 (Call 10/01/42)	200	213,100
4.25%, 04/01/46 (Call 10/01/45)	275	296,736
4.40%, 04/01/21 (Call 01/01/21)	855	923,691
4.40%, 03/15/45 (Call 09/15/44)	532	585,131

168	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.88%, 02/15/44 (Call 08/15/43)	$550	$645,089
5.88%, 12/16/36	330	430,604
5.95%, 04/01/41 (Call 10/01/40)	440	585,851
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	214	222,310
4.25%, 07/17/25 (Call 04/17/25)[a]	190	192,010
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	150	144,674
3.10%, 05/03/27 (Call 02/03/27)	1,000	1,007,080
3.12%, 04/15/22 (Call 01/15/22)	210	218,423
3.13%, 09/15/24 (Call 06/15/24)	100	102,851
3.38%, 09/15/25 (Call 06/15/25)	275	286,292
4.05%, 05/03/47 (Call 11/03/46)	700	719,558
4.38%, 09/15/45 (Call 03/15/45)	475	509,889
4.63%, 04/15/20 (Call 10/15/19)	152	161,152
4.65%, 04/15/42 (Call 10/15/41)	300	332,928
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	188,818
3.63%, 06/01/24 (Call 03/01/24)[a]	200	190,492
3.88%, 01/15/22 (Call 10/15/21)[a]	880	885,896
6.38%, 03/15/37	283	295,868
6.65%, 07/15/24	310	341,248
7.00%, 02/15/28	50	54,975
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	100	101,037
2.63%, 01/15/22	525	533,164

Security	Principal (000s)	Value
2.75%, 12/09/20 (Call 11/09/20)	$450	$460,944
3.38%, 05/26/25 (Call 02/26/25)[a]	300	310,467
3.50%, 03/01/27 (Call 12/01/26)	500	517,940
3.70%, 01/30/26 (Call 10/30/25)	720	757,829
3.70%, 02/15/42	145	138,933
4.45%, 03/01/47 (Call 09/01/46)[a]	185	196,949
4.88%, 12/09/45 (Call 06/09/45)	1,000	1,130,040
6.30%, 10/15/37	300	395,598
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	247	244,189
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)[a]	252	271,986
QVC Inc.
3.13%, 04/01/19	200	202,778
4.38%, 03/15/23	300	309,828
4.85%, 04/01/24	50	52,274
5.13%, 07/02/22	620	664,206
5.45%, 08/15/34 (Call 02/15/34)	70	69,071
Staples Inc.
5.38%, 01/12/23 (Call 10/14/22)[a]	400	400,504
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	150	150,902
2.10%, 02/04/21 (Call 01/04/21)	400	403,556
2.45%, 06/15/26 (Call 03/15/26)	205	200,826
2.70%, 06/15/22 (Call 04/15/22)	200	205,000
3.85%, 10/01/23 (Call 07/01/23)	106	114,874
Target Corp.
2.50%, 04/15/26[a]	750	720,420

SCHEDULES OF INVESTMENTS	169

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.90%, 01/15/22	$140	$144,700
3.50%, 07/01/24[a]	500	524,510
3.63%, 04/15/46[a]	625	587,775
4.00%, 07/01/42[a]	78	78,311
6.35%, 11/01/32	76	99,169
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	250	235,945
2.50%, 05/15/23 (Call 02/15/23)	300	303,654
2.75%, 06/15/21 (Call 04/15/21)[a]	50	51,303
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	300	305,766
3.25%, 10/25/20	300	313,749
3.30%, 04/22/24 (Call 01/22/24)	800	845,744
3.63%, 07/08/20[a]	250	263,655
4.00%, 04/11/43 (Call 10/11/42)	400	425,948
4.13%, 02/01/19[a]	350	363,087
4.25%, 04/15/21[a]	192	208,308
4.30%, 04/22/44 (Call 10/22/43)[a]	400	447,388
4.75%, 10/02/43 (Call 04/02/43)	375	443,021
5.00%, 10/25/40	845	1,021,309
5.25%, 09/01/35	385	475,833
5.63%, 04/01/40	425	549,831
5.63%, 04/15/41	300	390,501
6.20%, 04/15/38	388	533,403
7.55%, 02/15/30	300	440,538
Walgreen Co.
3.10%, 09/15/22	298	305,501
4.40%, 09/15/42	100	102,043
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	554	563,102
3.30%, 11/18/21 (Call 09/18/21)	300	310,929
3.45%, 06/01/26 (Call 03/01/26)	870	873,567

Security	Principal (000s)	Value
4.80%, 11/18/44 (Call 05/18/44)	$1,100	$1,184,040

		45,873,035
SEMICONDUCTORS — 1.36%
Altera Corp.
2.50%, 11/15/18	511	516,948
4.10%, 11/15/23	250	272,180
Analog Devices Inc.
3.13%, 12/05/23 (Call 10/05/23)	500	511,625
3.50%, 12/05/26 (Call 09/05/26)	800	820,960
5.30%, 12/15/45 (Call 06/15/45)	100	117,507
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	250	268,652
4.30%, 06/15/21	225	243,590
4.35%, 04/01/47 (Call 10/01/46)[a]	250	268,553
5.10%, 10/01/35 (Call 04/01/35)	100	119,075
5.85%, 06/15/41	200	255,206
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[b]	1,000	1,006,520
3.00%, 01/15/22 (Call 12/15/21)[b]	1,100	1,116,973
3.63%, 01/15/24 (Call 11/15/23)[b]	770	793,362
3.88%, 01/15/27 (Call 10/15/26)[b]	1,370	1,412,196
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	700	695,548
2.35%, 05/11/22 (Call 04/11/22)	500	505,335
2.45%, 07/29/20[a]	710	724,370
2.60%, 05/19/26 (Call 02/19/26)	190	186,675
2.70%, 12/15/22	102	104,386
3.10%, 07/29/22	515	538,226

170	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.15%, 05/11/27 (Call 02/11/27)	$500	$510,080
3.30%, 10/01/21	228	239,541
3.70%, 07/29/25 (Call 04/29/25)	620	661,311
4.10%, 05/19/46 (Call 11/19/45)	300	315,861
4.10%, 05/11/47 (Call 11/11/46)	200	210,620
4.80%, 10/01/41	370	429,933
4.90%, 07/29/45 (Call 01/29/45)	590	698,206
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	180	191,534
4.65%, 11/01/24 (Call 08/01/24)	415	454,288
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	60	61,120
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	250	256,288
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	475	474,976
3.20%, 09/16/26 (Call 06/16/26)	250	251,113
QUALCOMM Inc.
1.85%, 05/20/19	350	351,414
2.10%, 05/20/20	350	352,768
2.25%, 05/20/20	1,050	1,061,739
2.60%, 01/30/23 (Call 12/30/22)[a]	390	393,268
2.90%, 05/20/24 (Call 03/20/24)	350	354,385
3.00%, 05/20/22	400	412,792
3.25%, 05/20/27 (Call 02/20/27)	500	506,095
3.45%, 05/20/25 (Call 02/20/25)[a]	250	258,915
4.30%, 05/20/47 (Call 11/20/46)	400	413,032

Security	Principal (000s)	Value
4.80%, 05/20/45 (Call 11/20/44)	$700	$772,058
Texas Instruments Inc.
1.65%, 08/03/19	230	230,182
1.75%, 05/01/20 (Call 04/01/20)	274	274,162
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	275	278,778

		20,892,346
SOFTWARE — 2.35%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[a]	500	509,255
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	124,259
4.75%, 02/01/20	205	219,649
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	250	250,665
4.38%, 06/15/25 (Call 03/15/25)	195	209,594
CA Inc.
5.38%, 12/01/19[a]	92	98,239
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	150	157,925
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	150	149,771
3.00%, 08/15/26 (Call 05/15/26)	250	246,175
3.88%, 06/05/24 (Call 03/05/24)[a]	200	211,302
4.50%, 08/15/46 (Call 02/15/46)	100	104,680
5.00%, 10/15/25 (Call 07/15/25)	500	565,315
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	168,430

SCHEDULES OF INVESTMENTS	171

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 06/15/21	$100	$108,446
Microsoft Corp.
1.10%, 08/08/19	900	893,214
1.30%, 11/03/18	590	589,658
1.55%, 08/08/21 (Call 07/08/21)	850	838,049
1.63%, 12/06/18	306	306,817
1.85%, 02/12/20 (Call 01/12/20)	1,245	1,251,673
2.00%, 11/03/20 (Call 10/03/20)	250	252,033
2.00%, 08/08/23 (Call 06/08/23)	450	443,911
2.13%, 11/15/22[a]	300	300,030
2.38%, 02/12/22 (Call 01/12/22)	550	557,645
2.38%, 05/01/23 (Call 02/01/23)	580	582,999
2.40%, 02/06/22 (Call 01/06/22)	600	609,468
2.40%, 08/08/26 (Call 05/08/26)	300	291,945
2.65%, 11/03/22 (Call 09/03/22)	450	460,624
2.70%, 02/12/25 (Call 11/12/24)	70	70,753
2.88%, 02/06/24 (Call 12/06/23)	350	359,859
3.00%, 10/01/20	380	394,577
3.13%, 11/03/25 (Call 08/03/25)[a]	180	186,457
3.30%, 02/06/27 (Call 11/06/26)	2,500	2,606,625
3.45%, 08/08/36 (Call 02/08/36)	1,150	1,159,798
3.50%, 02/12/35 (Call 08/12/34)	365	373,483
3.50%, 11/15/42	250	246,720
3.63%, 12/15/23 (Call 09/15/23)	100	107,202
3.70%, 08/08/46 (Call 02/08/46)	730	733,117

Security	Principal (000s)	Value
3.75%, 02/12/45 (Call 08/12/44)	$50	$50,740
3.95%, 08/08/56 (Call 02/08/56)	250	254,682
4.00%, 02/12/55 (Call 08/12/54)	325	335,023
4.10%, 02/06/37 (Call 08/06/36)	50	54,699
4.20%, 06/01/19	222	232,210
4.20%, 11/03/35 (Call 05/03/35)	250	277,117
4.45%, 11/03/45 (Call 05/03/45)	2,675	3,024,569
4.75%, 11/03/55 (Call 05/03/55)	450	524,268
5.20%, 06/01/39	150	185,775
5.30%, 02/08/41[a]	842	1,062,781
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	500	550,430
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	900	897,426
2.25%, 10/08/19	1,500	1,519,245
2.40%, 09/15/23 (Call 07/15/23)	125	125,240
2.50%, 05/15/22 (Call 03/15/22)	1,975	2,005,395
2.50%, 10/15/22	250	252,908
2.65%, 07/15/26 (Call 04/15/26)[a]	700	687,036
2.80%, 07/08/21	170	175,460
2.95%, 05/15/25 (Call 02/15/25)	300	305,232
3.25%, 05/15/30 (Call 02/15/30)[a]	500	509,350
3.40%, 07/08/24 (Call 04/08/24)	200	210,286
3.63%, 07/15/23	250	267,467
3.85%, 07/15/36 (Call 01/15/36)	250	260,620
3.88%, 07/15/20	100	106,032

172	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.90%, 05/15/35 (Call 11/15/34)	$390	$408,158
4.00%, 07/15/46 (Call 01/15/46)	800	824,584
4.13%, 05/15/45 (Call 11/15/44)[a]	100	104,892
4.30%, 07/08/34 (Call 01/08/34)	1,200	1,317,264
4.38%, 05/15/55 (Call 11/15/54)	350	379,302
4.50%, 07/08/44 (Call 01/08/44)	500	552,715
5.00%, 07/08/19	512	543,585
5.38%, 07/15/40	260	319,446
6.13%, 07/08/39	300	402,738
6.50%, 04/15/38	315	434,199
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	205	205,900
3.90%, 08/21/27 (Call 05/21/27)	185	186,589

		36,293,725
TELECOMMUNICATIONS — 4.75%
America Movil SAB de CV
3.13%, 07/16/22	250	259,030
4.38%, 07/16/42[a]	450	471,613
5.00%, 10/16/19	550	585,491
5.00%, 03/30/20	50	53,841
6.13%, 11/15/37	500	618,565
6.13%, 03/30/40	450	560,578
AT&T Corp.
8.25%, 11/15/31	100	141,383
AT&T Inc.
2.30%, 03/11/19[a]	200	201,262
2.45%, 06/30/20 (Call 05/30/20)[a]	880	886,970
2.63%, 12/01/22 (Call 09/01/22)	417	413,560
2.80%, 02/17/21 (Call 01/17/21)[a]	380	385,297
2.85%, 02/14/23 (Call 01/14/23)[a]	450	448,623
3.00%, 02/15/22	230	232,868

Security	Principal (000s)	Value
3.00%, 06/30/22 (Call 04/30/22)	$625	$631,894
3.20%, 03/01/22 (Call 02/01/22)[a]	300	306,633
3.40%, 08/14/24 (Call 06/14/24)	750	756,270
3.40%, 05/15/25 (Call 02/15/25)	925	921,753
3.60%, 02/17/23 (Call 12/17/22)	250	257,915
3.80%, 03/15/22	360	376,308
3.80%, 03/01/24 (Call 01/01/24)	810	840,772
3.88%, 08/15/21	936	983,371
3.90%, 03/11/24 (Call 12/11/23)	600	625,044
3.90%, 08/14/27 (Call 05/14/27)	1,000	1,010,210
3.95%, 01/15/25 (Call 10/15/24)	300	309,975
4.13%, 02/17/26 (Call 11/17/25)[a]	160	165,517
4.25%, 03/01/27 (Call 12/01/26)[a]	500	517,665
4.30%, 12/15/42 (Call 06/15/42)	500	465,100
4.35%, 06/15/45 (Call 12/15/44)[a]	1,250	1,138,575
4.45%, 05/15/21	784	839,366
4.50%, 05/15/35 (Call 11/15/34)	505	495,062
4.50%, 03/09/48 (Call 09/09/47)	1,078	993,830
4.55%, 03/09/49 (Call 09/09/48)	1,062	980,619
4.75%, 05/15/46 (Call 11/15/45)	686	660,261
4.80%, 06/15/44 (Call 12/15/43)	300	292,488
4.90%, 08/14/37 (Call 02/14/37)	1,050	1,061,634
5.00%, 03/01/21	750	813,952
5.15%, 03/15/42	207	211,542

SCHEDULES OF INVESTMENTS	173

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.15%, 02/14/50 (Call 08/14/49)	$1,050	$1,059,639
5.20%, 03/15/20	500	536,895
5.25%, 03/01/37 (Call 09/01/36)	950	1,002,877
5.30%, 08/14/58 (Call 02/14/58)	500	506,605
5.35%, 09/01/40	278	292,498
5.45%, 03/01/47 (Call 09/01/46)	1,100	1,159,994
5.55%, 08/15/41	200	216,530
5.65%, 02/15/47 (Call 08/15/46)[a]	300	325,140
5.70%, 03/01/57 (Call 09/01/56)	470	505,946
5.80%, 02/15/19	1,050	1,107,414
5.88%, 10/01/19	400	431,248
6.00%, 08/15/40 (Call 05/15/40)	240	271,800
6.38%, 03/01/41	250	296,652
6.50%, 09/01/37[a]	242	289,401
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	300	359,736
British Telecommunications PLC
9.13%, 12/15/30	717	1,100,394
Cisco Systems Inc.
1.40%, 09/20/19	25	24,884
1.85%, 09/20/21 (Call 08/20/21)	815	811,332
2.13%, 03/01/19	600	604,800
2.20%, 02/28/21	800	809,120
2.20%, 09/20/23 (Call 07/20/23)	500	496,455
2.45%, 06/15/20	500	510,075
2.50%, 09/20/26 (Call 06/20/26)	250	244,030
2.60%, 02/28/23	300	305,037
2.95%, 02/28/26	550	556,363
3.50%, 06/15/25[a]	300	318,081
3.63%, 03/04/24	95	101,385
4.45%, 01/15/20	1,042	1,108,896
4.95%, 02/15/19	262	274,529

Security	Principal (000s)	Value
5.50%, 01/15/40	$280	$354,301
5.90%, 02/15/39	375	492,510
Deutsche Telekom International Finance BV
6.75%, 08/20/18[a]	400	419,040
8.75%, 06/15/30	871	1,294,802
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	150	159,632
5.95%, 03/15/41[a]	155	176,243
Koninklijke KPN NV
8.38%, 10/01/30	200	281,282
Motorola Solutions Inc.
3.50%, 03/01/23	100	101,560
3.75%, 05/15/22	497	516,627
5.50%, 09/01/44	100	101,999
New Cingular Wireless Services Inc.
8.75%, 03/01/31	400	582,224
Orange SA
1.63%, 11/03/19	300	298,323
5.38%, 01/13/42	250	297,210
5.50%, 02/06/44 (Call 08/06/43)[a]	200	245,976
9.00%, 03/01/31	1,050	1,611,099
Pacific Bell Telephone Co.
7.13%, 03/15/26[a]	350	431,221
Qwest Corp.
6.75%, 12/01/21[a]	380	416,419
6.88%, 09/15/33 (Call 10/02/17)[a]	148	146,168
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	450	467,329
4.50%, 03/15/43 (Call 09/15/42)	350	373,688
5.00%, 03/15/44 (Call 09/15/43)[a]	328	376,603
6.80%, 08/15/18[a]	180	188,584
7.50%, 08/15/38	50	71,480
Telefonica Emisiones SAU
4.10%, 03/08/27	350	365,554
4.57%, 04/27/23	300	329,538

174	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.21%, 03/08/47[a]	$800	$887,136
5.46%, 02/16/21	300	330,429
5.88%, 07/15/19	210	224,956
7.05%, 06/20/36	300	395,709
Telefonica Europe BV
8.25%, 09/15/30	270	384,105
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	445	427,360
Verizon Communications Inc.
1.75%, 08/15/21[a]	250	245,408
2.45%, 11/01/22 (Call 08/01/22)[a]	700	692,699
2.63%, 08/15/26[a]	550	514,310
2.95%, 03/15/22	1,425	1,449,553
3.00%, 11/01/21 (Call 09/01/21)	950	972,287
3.38%, 02/15/25[b]	938	940,870
3.50%, 11/01/21	368	383,772
3.50%, 11/01/24 (Call 08/01/24)	1,156	1,178,392
3.85%, 11/01/42 (Call 05/01/42)	750	655,545
4.13%, 03/16/27	750	778,215
4.13%, 08/15/46[a]	600	534,990
4.15%, 03/15/24 (Call 12/15/23)	350	371,035
4.40%, 11/01/34 (Call 05/01/34)	702	703,095
4.52%, 09/15/48	1,500	1,406,670
4.67%, 03/15/55	1,750	1,629,355
4.81%, 03/15/39	1,233	1,253,234
4.86%, 08/21/46	550	546,304
5.01%, 04/15/49	894	897,567
5.01%, 08/21/54	1,065	1,048,663
5.15%, 09/15/23	2,450	2,738,953
5.25%, 03/16/37	500	539,285
5.50%, 03/16/47[a]	500	540,830
6.55%, 09/15/43	957	1,200,298
Vodafone Group PLC
2.50%, 09/26/22	600	605,376
2.95%, 02/19/23	700	713,748
4.38%, 02/19/43[a]	200	202,920

Security	Principal (000s)	Value
5.45%, 06/10/19	$450	$477,243
6.15%, 02/27/37	555	690,231

		73,202,548
TEXTILES — 0.05%
Cintas Corp. No. 2
3.25%, 06/01/22 (Call 03/01/22)	100	103,513
3.70%, 04/01/27 (Call 01/01/27)	450	474,061
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	261,608

		839,182
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	56,459
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	270	276,081

		332,540
TRANSPORTATION — 1.51%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	320	331,274
3.00%, 04/01/25 (Call 01/01/25)	50	51,114
3.05%, 03/15/22 (Call 12/15/21)	162	168,308
3.05%, 09/01/22 (Call 06/01/22)	360	373,932
3.45%, 09/15/21 (Call 06/15/21)	300	314,715
3.65%, 09/01/25 (Call 06/01/25)	500	531,910
3.75%, 04/01/24 (Call 01/01/24)	481	515,473
3.85%, 09/01/23 (Call 06/01/23)	300	325,203
3.90%, 08/01/46 (Call 02/01/46)	350	356,443
4.15%, 04/01/45 (Call 10/01/44)[a]	350	368,427

SCHEDULES OF INVESTMENTS	175

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.38%, 09/01/42 (Call 03/01/42)	$280	$302,742
4.40%, 03/15/42 (Call 09/15/41)	250	271,053
4.45%, 03/15/43 (Call 09/15/42)	200	218,698
4.55%, 09/01/44 (Call 03/01/44)	500	555,305
4.90%, 04/01/44 (Call 10/01/43)	206	239,683
5.15%, 09/01/43 (Call 03/01/43)	100	119,845
5.40%, 06/01/41 (Call 12/01/40)	100	122,653
5.75%, 05/01/40 (Call 11/01/39)	142	179,799
6.15%, 05/01/37	37	48,752
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	500	513,205
5.55%, 03/01/19	120	126,720
6.38%, 11/15/37	250	344,965
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	200	200,424
4.80%, 09/15/35 (Call 03/15/35)	245	281,544
4.80%, 08/01/45 (Call 02/01/45)	25	29,076
5.95%, 05/15/37	102	129,919
7.13%, 10/15/31	475	662,212
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)[a]	400	411,400
3.40%, 08/01/24 (Call 05/01/24)	250	258,550
3.70%, 10/30/20 (Call 07/30/20)	200	209,392
3.70%, 11/01/23 (Call 08/01/23)	500	529,945
3.80%, 11/01/46 (Call 05/01/46)	250	241,228

Security	Principal (000s)	Value
3.95%, 05/01/50 (Call 11/01/49)	$200	$192,516
4.10%, 03/15/44 (Call 09/15/43)	352	354,967
4.40%, 03/01/43 (Call 09/01/42)	300	315,642
4.75%, 05/30/42 (Call 11/30/41)	250	275,437
6.15%, 05/01/37	152	197,804
6.22%, 04/30/40	100	130,210
FedEx Corp.
2.63%, 08/01/22[a]	500	510,250
3.30%, 03/15/27 (Call 12/15/26)[a]	20	20,349
3.88%, 08/01/42	50	48,374
4.00%, 01/15/24[a]	856	925,978
4.50%, 02/01/65	325	325,143
4.55%, 04/01/46 (Call 10/01/45)	350	370,580
4.75%, 11/15/45 (Call 05/15/45)	425	461,805
5.10%, 01/15/44	200	226,938
8.00%, 01/15/19	92	99,528
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	256,408
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	300	303,813
4.95%, 08/15/45 (Call 02/15/45)[a]	200	227,064
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	510	524,902
3.95%, 10/01/42 (Call 04/01/42)	50	50,632
4.45%, 06/15/45 (Call 12/15/44)	200	219,302
4.65%, 01/15/46 (Call 07/15/45)[a]	270	305,348
4.80%, 08/15/43 (Call 02/15/43)	171	195,482
4.84%, 10/01/41	482	551,485

176	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.90%, 06/15/19	$282	$301,729
7.80%, 05/15/27	100	135,772
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	55	55,112
2.65%, 03/02/20 (Call 02/02/20)	75	76,149
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	400	404,724
2.75%, 03/01/26 (Call 12/01/25)[a]	450	450,468
3.00%, 04/15/27 (Call 01/15/27)[a]	350	355,085
3.25%, 08/15/25 (Call 05/15/25)[a]	300	312,735
3.38%, 02/01/35 (Call 08/01/34)	300	299,451
3.80%, 10/01/51 (Call 04/01/51)	325	322,465
3.88%, 02/01/55 (Call 08/01/54)	350	351,284
4.00%, 04/15/47 (Call 10/15/46)[a]	500	522,880
4.15%, 01/15/45 (Call 07/15/44)	225	239,738
4.16%, 07/15/22 (Call 04/15/22)	250	271,790
4.38%, 11/15/65 (Call 05/15/65)	100	109,627
4.75%, 09/15/41 (Call 03/15/41)	100	114,662
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	105	102,766
2.45%, 10/01/22	650	659,938
3.13%, 01/15/21	470	489,312
3.40%, 11/15/46 (Call 05/15/46)[a]	240	233,026
5.13%, 04/01/19	537	565,397
6.20%, 01/15/38	400	548,608

		23,346,584

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.05%
GATX Corp.
3.90%, 03/30/23	$400	$419,276
4.85%, 06/01/21	150	163,513
5.20%, 03/15/44 (Call 09/15/43)[a]	150	163,323

		746,112
WATER — 0.07%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	135	136,034
3.40%, 03/01/25 (Call 12/01/24)	50	52,314
3.75%, 09/01/47 (Call 03/01/47)	150	152,152
3.85%, 03/01/24 (Call 12/01/23)	120	128,609
6.59%, 10/15/37	352	490,100
United Utilities PLC
6.88%, 08/15/28	150	185,481

		1,144,690

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,293,862,966)		1,321,265,272

FOREIGN GOVERNMENT OBLIGATIONS[f] — 10.82%

CANADA — 1.31%
Canada Government International Bond
1.63%, 02/27/19	2,300	2,309,430
Export Development Canada
1.50%, 10/03/18[a]	800	801,040
1.50%, 05/26/21	750	743,820
1.63%, 12/03/19[a]	500	501,060
1.63%, 01/17/20[a]	1,390	1,394,128
Province of Alberta Canada
1.90%, 12/06/19	950	953,097
Province of British Columbia Canada
2.25%, 06/02/26	480	474,221
2.65%, 09/22/21[a]	455	469,274
7.25%, 09/01/36	50	79,135
Province of Manitoba Canada
1.75%, 05/30/19[a]	100	100,235

SCHEDULES OF INVESTMENTS	177

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.05%, 11/30/20[a]	$100	$100,771
2.10%, 09/06/22	800	798,904
3.05%, 05/14/24[a]	350	365,295
Province of Ontario Canada
1.63%, 01/18/19	500	500,480
1.65%, 09/27/19	200	199,832
1.88%, 05/21/20	380	381,155
2.00%, 01/30/19	600	603,660
2.40%, 02/08/22	500	508,005
2.50%, 09/10/21	1,000	1,019,880
2.50%, 04/27/26	650	649,467
3.20%, 05/16/24	500	526,995
4.00%, 10/07/19[a]	1,400	1,465,436
4.40%, 04/14/20	550	586,746
Province of Quebec Canada
2.38%, 01/31/22[a]	500	508,120
2.63%, 02/13/23	325	333,154
2.75%, 08/25/21[a]	75	77,270
2.75%, 04/12/27	700	710,549
2.88%, 10/16/24	1,000	1,038,860
3.50%, 07/29/20	1,155	1,211,410
7.50%, 09/15/29	525	762,673

		20,174,102
CHILE — 0.15%
Chile Government International Bond
2.25%, 10/30/22[a]	950	950,769
3.13%, 03/27/25	500	517,680
3.86%, 06/21/47	250	259,668
3.88%, 08/05/20	500	527,545

		2,255,662
COLOMBIA — 0.50%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[a]	500	492,485
4.00%, 02/26/24 (Call 11/26/23)	1,150	1,202,854
4.38%, 07/12/21	400	428,172
4.50%, 01/28/26 (Call 10/28/25)[a]	700	752,143
5.00%, 06/15/45 (Call 12/15/44)[a]	600	622,518

Security	Principal (000s)	Value
5.63%, 02/26/44 (Call 08/26/43)	$200	$224,930
6.13%, 01/18/41[a]	650	771,439
7.38%, 03/18/19	550	595,661
7.38%, 09/18/37[a]	450	596,601
8.13%, 05/21/24[a]	460	591,951
10.38%, 01/28/33[a]	150	233,651
11.75%, 02/25/20	960	1,183,114

		7,695,519
GERMANY — 0.17%
FMS Wertmanagement AoeR
1.38%, 06/08/21	500	492,810
1.63%, 11/20/18	1,050	1,052,614
1.75%, 01/24/20	1,000	1,004,540

		2,549,964
HUNGARY — 0.27%
Hungary Government International Bond
4.00%, 03/25/19	398	410,967
5.38%, 02/21/23	850	965,617
5.38%, 03/25/24[a]	750	866,752
5.75%, 11/22/23	700	818,293
6.38%, 03/29/21[a]	700	793,653
7.63%, 03/29/41[a]	200	309,286

		4,164,568
ISRAEL — 0.09%
Israel Government International Bond
2.88%, 03/16/26[a]	250	254,435
4.00%, 06/30/22	500	538,985
4.50%, 01/30/43	500	543,540
5.13%, 03/26/19	30	31,592

		1,368,552
ITALY — 0.09%
Republic of Italy Government International Bond
5.38%, 06/15/33	490	573,491
6.88%, 09/27/23	700	841,589

		1,415,080
JAPAN — 0.43%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	500	488,685

178	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.75%, 05/29/19	$650	$648,843
1.75%, 05/28/20	250	248,845
1.88%, 04/20/21	1,000	992,130
1.88%, 07/21/26	1,000	941,250
2.13%, 02/07/19	300	301,416
2.13%, 02/10/25	600	586,530
2.25%, 11/04/26	1,200	1,162,596
2.38%, 04/20/26	1,000	984,200
3.38%, 07/31/23	200	211,748
Japan Finance Organization for Municipalities
4.00%, 01/13/21	100	105,622

		6,671,865
MEXICO — 0.84%
Mexico Government International Bond
3.60%, 01/30/25	900	925,956
3.63%, 03/15/22	1,350	1,417,068
4.00%, 10/02/23	600	635,364
4.13%, 01/21/26	1,450	1,537,319
4.15%, 03/28/27	2,200	2,330,724
4.35%, 01/15/47	250	246,813
4.60%, 01/23/46	300	306,828
4.75%, 03/08/44	1,050	1,093,669
5.13%, 01/15/20	1,060	1,145,521
5.55%, 01/21/45	1,525	1,774,536
5.75%, 10/12/10	250	270,993
6.05%, 01/11/40[a]	450	545,247
6.75%, 09/27/34	375	489,592
7.50%, 04/08/33	120	164,570

		12,884,200
PANAMA — 0.27%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)[a]	1,250	1,341,400
5.20%, 01/30/20	500	541,520
6.70%, 01/26/36	1,105	1,473,904
8.88%, 09/30/27[a]	300	437,067
9.38%, 04/01/29	275	415,946

		4,209,837

Security	Principal (000s)	Value
PERU — 0.24%
Peruvian Government International Bond
4.13%, 08/25/27[a]	$500	$554,135
5.63%, 11/18/50[a]	750	951,337
6.55%, 03/14/37[a]	165	223,250
7.13%, 03/30/19[a]	375	408,851
7.35%, 07/21/25[a]	650	859,170
8.75%, 11/21/33	455	716,457

		3,713,200
PHILIPPINES — 0.47%
Philippine Government International Bond
3.70%, 03/01/41	250	254,790
3.95%, 01/20/40[a]	1,750	1,847,737
4.00%, 01/15/21	1,000	1,066,200
5.00%, 01/13/37	500	597,600
5.50%, 03/30/26	200	241,264
6.38%, 01/15/32	200	265,532
6.38%, 10/23/34	1,200	1,628,784
6.50%, 01/20/20	500	554,500
8.38%, 06/17/19	550	614,675
10.63%, 03/16/25	160	246,414

		7,317,496
POLAND — 0.26%
Republic of Poland Government International Bond
3.00%, 03/17/23	50	51,503
3.25%, 04/06/26[a]	500	517,740
4.00%, 01/22/24	950	1,029,629
5.00%, 03/23/22	775	866,481
5.13%, 04/21/21	550	608,201
6.38%, 07/15/19	930	1,010,203

		4,083,757
SOUTH KOREA — 0.34%
Export-Import Bank of Korea
1.88%, 10/21/21	500	487,600
2.38%, 04/21/27	200	189,402
2.50%, 05/10/21	750	751,177
2.63%, 05/26/26	200	194,170
2.88%, 01/21/25	300	298,170
3.25%, 11/10/25	300	305,343
3.25%, 08/12/26	400	407,540

SCHEDULES OF INVESTMENTS	179

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.00%, 01/29/21	$500	$525,575
4.38%, 09/15/21	250	267,790
5.00%, 04/11/22	500	552,705
5.13%, 06/29/20	250	268,633
Korea International Bond
3.88%, 09/11/23	250	269,125
4.13%, 06/10/44[a]	250	300,423
7.13%, 04/16/19	350	378,948

		5,196,601
SUPRANATIONAL — 5.01%
African Development Bank
1.13%, 03/04/19[a]	500	497,770
1.25%, 07/26/21	1,120	1,098,171
1.88%, 03/16/20	500	504,100
2.38%, 09/23/21	659	674,243
Asian Development Bank
1.00%, 08/16/19[a]	1,040	1,030,286
1.38%, 01/15/19	1,300	1,299,415
1.38%, 03/23/20	250	249,115
1.50%, 01/22/20	30	29,999
1.63%, 08/26/20	850	850,162
1.63%, 03/16/21	700	698,264
1.75%, 03/21/19[a]	900	904,311
1.75%, 01/10/20	2,250	2,262,802
1.88%, 10/23/18	455	457,493
2.00%, 02/16/22	1,400	1,411,508
2.00%, 01/22/25	780	772,988
2.00%, 04/24/26[a]	1,300	1,275,807
2.63%, 01/12/27	100	102,993
Corp. Andina de Fomento
2.13%, 09/27/21[a]	700	697,669
4.38%, 06/15/22	509	554,047
Council of Europe Development Bank
1.50%, 05/17/19	500	500,200
1.63%, 03/10/20	30	30,024
European Bank for Reconstruction & Development
1.13%, 08/24/20	770	758,519
1.50%, 11/02/21	350	345,167
1.63%, 05/05/20[a]	1,250	1,251,737
1.75%, 06/14/19[a]	1,750	1,757,752

Security	Principal (000s)	Value
European Investment Bank
1.13%, 08/15/19	$250	$248,225
1.25%, 05/15/19	500	498,215
1.25%, 12/16/19	1,000	993,290
1.38%, 06/15/20[a]	3,985	3,961,728
1.38%, 09/15/21[a]	1,500	1,474,620
1.63%, 12/15/20[a]	700	698,628
1.63%, 06/15/21	1,000	995,130
1.75%, 06/17/19	1,600	1,607,856
1.75%, 05/15/20[a]	1,300	1,305,785
1.88%, 03/15/19	800	805,128
1.88%, 02/10/25[a]	630	617,337
2.00%, 03/15/21	1,550	1,564,430
2.13%, 04/13/26[a]	250	247,778
2.25%, 03/15/22	1,350	1,372,275
2.25%, 08/15/22	900	913,878
2.38%, 06/15/22	975	996,313
2.50%, 04/15/21	700	718,319
2.50%, 10/15/24[a]	875	898,179
2.88%, 09/15/20	830	860,029
3.25%, 01/29/24	550	588,088
4.00%, 02/16/21	455	489,171
4.88%, 02/15/36	410	535,403
Inter-American Development Bank
1.00%, 05/13/19	800	794,504
1.25%, 09/14/21[a]	250	244,985
1.63%, 05/12/20	1,000	1,002,260
1.75%, 10/15/19	1,000	1,005,110
1.75%, 04/14/22[a]	40	39,860
1.88%, 06/16/20[a]	1,000	1,008,450
1.88%, 03/15/21	1,380	1,388,404
2.00%, 06/02/26	250	245,155
2.13%, 11/09/20	500	507,290
2.13%, 01/18/22	50	50,679
2.13%, 01/15/25	600	600,168
3.00%, 10/04/23	250	263,883
3.00%, 02/21/24	1,900	2,005,184
3.20%, 08/07/42	350	358,372
3.88%, 02/14/20	600	633,678
4.38%, 01/24/44[a]	300	368,502
International Bank for Reconstruction & Development
0.88%, 08/15/19	1,500	1,483,140

180	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.00%, 10/05/18	$1,000	$996,300
1.25%, 07/26/19	1,500	1,494,225
1.38%, 03/30/20	1,700	1,694,067
1.38%, 09/20/21	750	738,788
1.63%, 03/09/21[a]	3,000	2,994,240
1.63%, 02/10/22[a]	1,000	992,400
1.75%, 04/19/23	250	247,120
1.88%, 03/15/19	400	402,840
1.88%, 10/07/19[a]	750	755,865
1.88%, 04/21/20	320	322,835
2.00%, 01/26/22	2,500	2,520,975
2.13%, 02/13/23	50	50,392
2.13%, 03/03/25	680	677,953
2.25%, 06/24/21	800	815,584
2.50%, 11/25/24	700	717,878
2.50%, 07/29/25	1,250	1,278,112
4.75%, 02/15/35	200	254,772
7.63%, 01/19/23	700	898,779
International Finance Corp.
1.63%, 07/16/20	400	400,676
1.75%, 09/04/18	1,000	1,003,880
1.75%, 09/16/19	1,650	1,658,679
2.13%, 04/07/26	725	718,337
Nordic Investment Bank
2.13%, 02/01/22	1,200	1,215,684

		77,254,352
SWEDEN — 0.16%
Svensk Exportkredit AB
1.13%, 08/28/19	500	495,440
1.75%, 05/18/20	750	752,093
1.88%, 06/17/19	300	301,617
1.88%, 06/23/20	250	251,355
2.38%, 03/09/22	600	611,472

		2,411,977
URUGUAY — 0.22%
Uruguay Government International Bond
4.38%, 10/27/27[a]	700	757,729
4.50%, 08/14/24[a]	1,050	1,156,082
5.10%, 06/18/50[a]	1,475	1,554,340

		3,468,151

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $165,266,263)		166,834,883

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 1.97%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$255	$310,957

		310,957
CALIFORNIA — 0.72%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	250	366,720
Series S-1
7.04%, 04/01/50	130	203,173
Series S-3
6.91%, 10/01/50	600	939,444
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	180	243,014
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	450	692,118
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	360	462,290
Los Angeles Department of Water & Power System Revenue RB BAB Series A
6.60%, 07/01/50	120	181,492
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	165	213,267
5.76%, 07/01/29	265	329,533
6.76%, 07/01/34	375	526,909
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	100	137,374
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	125	175,983

SCHEDULES OF INVESTMENTS	181

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	$100	$121,983
State of California Department of Water Resources Power Supply Revenue RB Series P
2.00%, 05/01/22	40	39,936
State of California GO
6.20%, 03/01/19	200	213,562
State of California GO BAB
5.70%, 11/01/21	400	454,556
7.50%, 04/01/34[a]	655	965,686
7.55%, 04/01/39	1,030	1,608,870
7.60%, 11/01/40	1,000	1,588,520
7.70%, 11/01/30 (Call 11/01/20)	240	281,069
University of California RB
Series AD
4.86%, 05/15/12	350	383,443
Series AX
3.06%, 07/01/25 (Call 04/01/25)	500	514,145
University of California RB BAB
5.77%, 05/15/43	205	267,093
5.95%, 05/15/45	100	130,085

		11,040,265
CONNECTICUT — 0.04%
State of Connecticut GO Series A
5.85%, 03/15/32[a]	180	220,603
State of Connecticut GO BAB
5.09%, 10/01/30	350	387,775

		608,378
DISTRICT OF COLUMBIA — 0.01%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	150	169,572

		169,572
FLORIDA — 0.07%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	1,025	1,047,919

		1,047,919

Security	Principal (000s)	Value
GEORGIA — 0.04%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	$150	$193,470
Project M, Series 2010-A
6.66%, 04/01/57	200	254,702
Project P, Series 2010A
7.06%, 04/01/57	125	153,962

		602,134
ILLINOIS — 0.24%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	340	452,193
City of Chicago IL GO
Series B
6.31%, 01/01/44[a]	200	213,348
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	75	94,412
State of Illinois GO
4.95%, 06/01/23[a]	630	652,245
5.10%, 06/01/33[a]	1,025	1,022,079
5.88%, 03/01/19	330	341,405
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	110,271
Series 5
7.35%, 07/01/35	750	864,218

		3,750,171
KENTUCKY — 0.01%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	100	135,225

		135,225
MASSACHUSETTS — 0.11%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	230	264,295

182	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series E
4.20%, 12/01/21	$85	$91,057
5.46%, 12/01/39	750	959,490
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	100	131,810
Massachusetts School Building Authority RB BAB Series B
5.72%, 08/15/39	230	295,755

		1,742,407
MISSISSIPPI — 0.01%
State of Mississippi GO BAB
5.25%, 11/01/34	100	121,775

		121,775
MISSOURI — 0.00%
Health & Educational Facilities Authority of the State of Missouri RB Series A
3.65%, 08/15/57 (Call 02/15/57)	50	50,531

		50,531
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45	225	338,040

		338,040
NEW JERSEY — 0.16%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	300	370,809
Series B
0.00%, 02/15/20 (AGM)	100	93,555
0.00%, 02/15/24 (AGM)	400	317,900
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	277	411,362
Series F
7.41%, 01/01/40	335	512,536

Security	Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40[a]	$250	$311,740
Series C
5.75%, 12/15/28	150	170,742
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	175	216,860

		2,405,504
NEW YORK — 0.26%
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	232,928
Series 2010-A
6.67%, 11/15/39	160	227,579
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	85	108,083
Series C-2
5.77%, 08/01/36	300	378,678
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	250	327,647
5.72%, 06/15/42	210	285,862
5.75%, 06/15/41	290	391,019
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	265	339,370
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	100	123,611
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	225	275,364
6.04%, 12/01/29	400	518,400
Series 174
4.46%, 10/01/62[a]	725	829,552

		4,038,093
OHIO — 0.06%
American Municipal Power Inc. RB BAB
8.08%, 02/15/50	270	451,669

SCHEDULES OF INVESTMENTS	183

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series E
6.27%, 02/15/50	$90	$117,401
Ohio State University (The) RB BAB
4.91%, 06/01/40	295	361,230

		930,300
OREGON — 0.03%
State of Oregon Department of Transportation RB BAB
Series 2010-A
5.83%, 11/15/34	155	202,425
State of Oregon GO
5.89%, 06/01/27	200	243,942

		446,367
PENNSYLVANIA — 0.00%
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	40	52,396

		52,396
TEXAS — 0.15%
City of Houston TX GOL
Series A
6.29%, 03/01/32	135	161,548
City of San Antonio TX Electric & Gas Systems Revenue RB
Series C
5.99%, 02/01/39	130	175,055
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	175	239,311
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	100	124,861
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[a]	430	650,560
State of Texas GO BAB
5.52%, 04/01/39	120	157,867
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	490	587,108

Security	Principal or Shares (000s)	Value
University of Texas System (The) RB BAB Series B
6.28%, 08/15/41 (Call 08/15/19)	$125	$135,654

		2,231,964
UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	75	82,886

		82,886
WISCONSIN — 0.01%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	150	174,231

		174,231

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $28,407,712)		30,279,115

SHORT-TERM INVESTMENTS — 12.04%

MONEY MARKET FUNDS — 12.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,g,h]	180,575	180,629,544
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[d,g]	4,867	4,867,332

		185,496,876

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,461,120)		185,496,876

184	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 110.55%
(Cost: $1,672,998,061)[i]	$1,703,876,146
Other Assets, Less Liabilities — (10.55)%	(162,562,996)

NET ASSETS — 100.00%	$1,541,313,150

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliated issuer. See Schedule 1.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,673,163,363. Net unrealized appreciation was $30,712,783, of which $35,517,270 represented gross unrealized appreciation on investments and $4,804,487 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Principal/ Shares held at 02/28/17 (000s)	Principal/ Shares purchased (000s)	Principal/ Shares sold (000s)	Principal/ Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares
	143,657	36,918[b]	—	180,575	$180,629,544	$(2,384)	$(14,030)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares
	8,066	—	(3,199)[b]	4,867	4,867,332	—	—		37,565
PNC Bank N.A.
1.95%, 03/04/19	$500	$—	$—	$500	501,605	—	1,009		3,936
2.25%, 07/02/19	1,750	—	—	1,750	1,763,895	—	2,428		15,565
2.40%, 10/18/19	250	—	—	250	252,900	—	875		2,295
4.20%, 11/01/25	—	350	—	350	381,395	—	7,738		4,936
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	500	—	500	504,960	—	6,218		2,423
3.30%, 03/08/22	312	—	—	312	326,159	—	4,209		4,823
3.90%, 04/29/24	850	—	—	850	902,997	—	24,825		14,062
4.38%, 08/11/20	250	—	—	250	266,953	—	2,157		3,627
5.13%, 02/08/20	395	—	—	395	424,723	—	620		6,148

					$190,822,463	$(2,384)	$36,050		$95,380

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULES OF INVESTMENTS	185

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$1,321,265,272	$—	$1,321,265,272
Foreign government obligations	—	166,834,883	—	166,834,883
Municipal debt obligations	—	30,279,115	—	30,279,115
Money market funds	185,496,876	—	—	185,496,876

Total	$185,496,876	$1,518,379,270	$—	$1,703,876,146

See notes to financial statements.

186	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2017

	iShares 1-3 Year Credit Bond ETF	iShares Intermediate Credit Bond ETF	iShares U.S. Credit Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$11,441,248,376	$7,074,599,907	$1,482,265,465
Affiliated (Note 2)	807,033,936	989,365,491	190,732,596

Total cost of investments in securities	$12,248,282,312	$8,063,965,398	$1,672,998,061

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$11,458,663,094	$7,164,191,914	$1,513,053,683
Affiliated (Note 2)	807,194,796	990,216,221	190,822,463
Cash	—	119,935	8,103
Receivables:
Investment securities sold	265,385,115	55,977,297	20,070,996
Due from custodian (Note 4)	1,595,364	—	208,963
Dividends and interest	83,023,849	60,032,458	14,827,492
Capital shares sold	1,810,356	—	—

Total Assets	12,617,672,574	8,270,537,825	1,738,991,700

LIABILITIES
Payables:
Investment securities purchased	270,984,929	60,053,387	16,893,273
Collateral for securities on loan (Note 1)	616,183,507	876,038,332	180,593,132
Securities related to in-kind transactions (Note 4)	—	15,125	—
Investment advisory fees (Note 2)	1,932,068	1,200,726	192,145

Total Liabilities	889,100,504	937,307,570	197,678,550

NET ASSETS	$11,728,572,070	$7,333,230,255	$1,541,313,150

Net assets consist of:
Paid-in capital	$11,696,529,454	$7,251,094,356	$1,509,859,889
Undistributed net investment income	16,057,670	16,932,640	2,992,701
Accumulated net realized loss	(1,590,632)	(25,239,478)	(2,417,525)
Net unrealized appreciation	17,575,578	90,442,737	30,878,085

NET ASSETS	$11,728,572,070	$7,333,230,255	$1,541,313,150

Shares outstanding[b]	111,200,000	66,350,000	13,700,000

Net asset value per share	$105.47	$110.52	$112.50

[a]	Securities on loan with values of $597,231,485, $842,825,116 and $172,500,659, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	187

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2017

	iShares 1-3 Year Credit Bond ETF	iShares Intermediate Credit Bond ETF	iShares U.S. Credit Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$450,970	$242,225	$37,565
Interest — unaffiliated	103,956,348	96,620,890	22,603,229
Interest — affiliated (Note 2)	878,443	468,856	57,815
Securities lending income — affiliated — net (Note 2)	1,118,035	1,531,072	289,830

Total investment income	106,403,796	98,863,043	22,988,439

EXPENSES
Investment advisory fees (Note 2)	11,387,219	6,932,168	1,073,835
Proxy fees	250,258	151,738	29,029

Total expenses	11,637,477	7,083,906	1,102,864

Net investment income	94,766,319	91,779,137	21,885,575

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	540,770	38,959	297,203
Investments — affiliated (Note 2)	85,183	34,462	(2,384)
In-kind redemptions — unaffiliated	2,280,963	2,478,409	1,283,721
In-kind redemptions — affiliated (Note 2)	6,154	682	—

Net realized gain	2,913,070	2,552,512	1,578,540

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	28,083,935	87,668,143	29,831,239
Investments — affiliated (Note 2)	53,279	255,142	36,050

Net change in unrealized appreciation/depreciation	28,137,214	87,923,285	29,867,289

Net realized and unrealized gain	31,050,284	90,475,797	31,445,829

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$125,816,603	$182,254,934	$53,331,404

See notes to financial statements.

188	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year Credit Bond ETF		iShares Intermediate Credit Bond ETF
	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$94,766,319	$165,916,354	$91,779,137	$161,515,556
Net realized gain	2,913,070	7,440,546	2,552,512	18,337,731
Net change in unrealized appreciation/depreciation	28,137,214	39,124,738	87,923,285	15,032,723

Net increase in net assets resulting from operations	125,816,603	212,481,638	182,254,934	194,886,010

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(94,052,469)	(163,079,442)	(88,874,691)	(159,566,043)

Total distributions to shareholders	(94,052,469)	(163,079,442)	(88,874,691)	(159,566,043)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,383,382,894	2,735,800,897	745,445,325	2,357,552,320
Cost of shares redeemed	(1,020,801,310)	(2,210,723,203)	(403,831,221)	(1,549,322,866)

Net increase in net assets from capital share transactions	362,581,584	525,077,694	341,614,104	808,229,454

INCREASE IN NET ASSETS	394,345,718	574,479,890	434,994,347	843,549,421

NET ASSETS
Beginning of period	11,334,226,352	10,759,746,462	6,898,235,908	6,054,686,487

End of period	$11,728,572,070	$11,334,226,352	$7,333,230,255	$6,898,235,908

Undistributed net investment income included in net assets at end of period	$16,057,670	$15,343,820	$16,932,640	$14,028,194

SHARES ISSUED AND REDEEMED
Shares sold	13,150,000	26,000,000	6,800,000	21,400,000
Shares redeemed	(9,700,000)	(21,000,000)	(3,700,000)	(14,150,000)

Net increase in shares outstanding	3,450,000	5,000,000	3,100,000	7,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	189

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Credit Bond ETF
	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,885,575	$29,650,152
Net realized gain	1,578,540	93,664
Net change in unrealized appreciation/depreciation	29,867,289	11,264,433

Net increase in net assets resulting from operations	53,331,404	41,008,249

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,506,070)	(29,183,004)

Total distributions to shareholders	(21,506,070)	(29,183,004)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	265,613,118	654,760,863
Cost of shares redeemed	(56,113,273)	(98,764,639)

Net increase in net assets from capital share transactions	209,499,845	555,996,224

INCREASE IN NET ASSETS	241,325,179	567,821,469

NET ASSETS
Beginning of period	1,299,987,971	732,166,502

End of period	$1,541,313,150	$1,299,987,971

Undistributed net investment income included in net assets at end of period	$2,992,701	$2,613,196

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	5,900,000
Shares redeemed	(500,000)	(900,000)

Net increase in shares outstanding	1,900,000	5,000,000

See notes to financial statements.

190	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Credit Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$105.19	$104.72	$105.35	$105.55	$105.47	$104.85

Income from investment operations:
Net investment income[a]	0.86	1.57	1.29	0.99	1.17	1.59
Net realized and unrealized gain (loss)[b]	0.27	0.44	(0.65)	(0.20)	0.11	0.66

Total from investment operations	1.13	2.01	0.64	0.79	1.28	2.25

Less distributions from:
Net investment income	(0.85)	(1.54)	(1.27)	(0.99)	(1.20)	(1.63)

Total distributions	(0.85)	(1.54)	(1.27)	(0.99)	(1.20)	(1.63)

Net asset value, end of period	$105.47	$105.19	$104.72	$105.35	$105.55	$105.47

Total return	1.08%[c]	1.93%	0.63%	0.73%	1.22%	2.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,728,572	$11,334,226	$10,759,746	$10,945,658	$13,225,319	$9,829,346
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.62%	1.49%	1.22%	0.94%	1.11%	1.51%
Portfolio turnover rate[e]	27%[c]	35%	35%	17%	10%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	191

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Credit Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$109.06	$108.12	$110.31	$109.28	$111.02	$108.84

Income from investment operations:
Net investment income[a]	1.42	2.68	2.68	2.68	2.88	3.40
Net realized and unrealized gain (loss)[b]	1.42	0.92	(2.17)	1.03	(1.72)	2.25

Total from investment operations	2.84	3.60	0.51	3.71	1.16	5.65

Less distributions from:
Net investment income	(1.38)	(2.66)	(2.70)	(2.68)	(2.90)	(3.47)

Total distributions	(1.38)	(2.66)	(2.70)	(2.68)	(2.90)	(3.47)

Net asset value, end of period	$110.52	$109.06	$108.12	$110.31	$109.28	$111.02

Total return	2.62%[c]	3.34%	0.51%	3.41%	1.09%	5.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,333,230	$6,898,236	$6,054,686	$6,430,884	$5,704,233	$5,284,505
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.58%	2.44%	2.46%	2.45%	2.65%	3.09%
Portfolio turnover rate[e]	12%[c]	16%	16%	7%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

192	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Credit Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$110.17	$107.67	$112.71	$109.62	$112.72	$110.34

Income from investment operations:
Net investment income[a]	1.71	3.44	3.49	3.65	3.69	3.89
Net realized and unrealized gain (loss)[b]	2.32	2.50	(5.07)	3.13	(3.03)	2.44

Total from investment operations	4.03	5.94	(1.58)	6.78	0.66	6.33

Less distributions from:
Net investment income	(1.70)	(3.44)	(3.46)	(3.69)	(3.76)	(3.95)

Total distributions	(1.70)	(3.44)	(3.46)	(3.69)	(3.76)	(3.95)

Net asset value, end of period	$112.50	$110.17	$107.67	$112.71	$109.62	$112.72

Total return	3.71%[c]	5.54%	(1.37)%	6.26%	0.66%	5.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,541,313	$1,299,988	$732,167	$1,070,751	$800,194	$1,409,056
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.16%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.06%	3.10%	3.20%	3.29%	3.37%	3.47%
Portfolio turnover rate[e]	7%[c]	12%	12%	10%	9%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	193

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year Credit Bond	Diversified
Intermediate Credit Bond	Diversified
U.S. Credit Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	195

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest income, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
1-3 Year Credit Bond
Barclays Capital Inc.	$56,794,511	$56,794,511	$—
BMO Capital Markets	12,582,366	12,582,366	—
BNP Paribas Prime Brokerage Inc.	6,292,896	6,292,896	—
BNP Paribas Prime Brokerage International Ltd.	6,337,029	6,337,029	—
Citigroup Global Markets Inc.	107,086,062	107,086,062	—
Credit Suisse Securities (USA) LLC	15,017,847	15,017,847	—
Deutsche Bank Securities Inc.	16,957,494	16,957,494	—
Goldman Sachs & Co.	23,617,600	23,617,600	—
HSBC Securities (USA) Inc.	26,798,567	26,798,567	—
Jefferies LLC	9,890,611	9,890,611	—
JPMorgan Securities LLC	28,234,327	28,234,327	—
Merrill Lynch, Pierce, Fenner & Smith	48,224,990	48,224,990	—
Mizuho Securities USA Inc.	2,056,530	2,056,530	—
Morgan Stanley & Co. LLC	29,433,597	29,433,597	—
MUFG Securities Americas Inc.	5,818,910	5,818,910	—
Nomura Securities International Inc.	12,614,758	12,614,758	—
RBC Capital Markets LLC	38,415,026	38,415,026	—
RBS Securities Inc.	2,547,468	2,547,468	—
Scotia Capital (USA) Inc.	3,017,498	3,017,498	—
SG Americas Securities LLC	23,968,727	23,968,727	—
UBS Securities LLC	7,111,195	7,111,195	—
Wells Fargo Securities LLC	114,413,476	114,413,476	—

	$597,231,485	$597,231,485	$—

NOTES TO FINANCIAL STATEMENTS	197

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Credit Bond
Barclays Capital Inc.	$61,971,044	$61,971,044	$—
BMO Capital Markets	8,754,626	8,754,626	—
BNP Paribas New York Branch	4,674,779	4,674,779	—
BNP Paribas Prime Brokerage Inc.	4,084,550	4,084,550	—
BNP Paribas Prime Brokerage International Ltd.	18,892,345	18,892,345	—
Citigroup Global Markets Inc.	130,307,891	130,307,891	—
Credit Suisse Securities (USA) LLC	22,090,785	22,090,785	—
Deutsche Bank Securities Inc.	36,587,218	36,587,218	—
Goldman Sachs & Co.	78,974,640	78,974,640	—
HSBC Securities (USA) Inc.	34,568,747	34,568,747	—
Jefferies LLC	14,261,556	14,261,556	—
JPMorgan Securities LLC	67,203,943	67,203,943	—
Merrill Lynch, Pierce, Fenner & Smith	52,061,548	52,061,548	—
Mizuho Securities USA Inc.	5,670,684	5,670,684	—
Morgan Stanley & Co. LLC	67,388,811	67,388,811	—
MUFG Securities Americas Inc.	22,902,301	22,902,301	—
Nomura Securities International Inc.	19,293,231	19,293,231	—
RBC Capital Markets LLC	67,186,832	67,186,832	—
Scotia Capital (USA) Inc.	2,307,855	2,307,855	—
SG Americas Securities LLC	22,531,680	22,531,680	—
State Street Bank & Trust Company	1,537,392	1,537,392	—
UBS Securities LLC	5,837,096	5,837,096	—
Wells Fargo Securities LLC	93,735,562	93,735,562	—

	$842,825,116	$842,825,116	$—

U.S. Credit Bond
Barclays Capital Inc.	$14,754,841	$14,754,841	$—
BMO Capital Markets	1,757,518	1,757,518	—
BNP Paribas New York Branch	1,342,558	1,342,558	—
BNP Paribas Prime Brokerage Inc.	1,318,016	1,318,016	—
BNP Paribas Prime Brokerage International Ltd.	1,172,404	1,172,404	—
Citigroup Global Markets Inc.	33,334,578	33,334,578	—
Credit Suisse Securities (USA) LLC	5,700,714	5,700,714	—
Deutsche Bank Securities Inc.	4,023,989	4,023,989	—
Goldman Sachs & Co.	15,692,777	15,692,777	—
HSBC Securities (USA) Inc.	7,415,396	7,415,396	—
Jefferies LLC	9,227,991	9,227,991	—
JPMorgan Securities LLC	12,751,829	12,751,829	—
Merrill Lynch, Pierce, Fenner & Smith	161,343	161,343	—
Mizuho Securities USA Inc.	668,164	668,164	—
Morgan Stanley & Co. LLC	11,950,174	11,950,174	—
MUFG Securities Americas Inc.	9,354,382	9,354,382	—
Nomura Securities International Inc.	1,785,015	1,785,015	—
RBC Capital Markets LLC	13,196,549	13,196,549	—

198	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Credit Bond (Continued)
Scotia Capital (USA) Inc.	$99,925	$99,925	$—
SG Americas Securities LLC	5,717,667	5,717,667	—
State Street Bank & Trust Company	250,255	250,255	—
UBS Securities LLC	1,784,163	1,784,163	—
Wells Fargo Securities LLC	19,040,411	19,040,411	—

	$172,500,659	$172,500,659	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares 1-3 Year Credit Bond and iShares Intermediate Credit Bond ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares U.S. Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As

NOTES TO FINANCIAL STATEMENTS	199

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
1-3 Year Credit Bond	$406,308
Intermediate Credit Bond	554,145
U.S. Credit Bond	107,129

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases
1-3 Year Credit Bond	$815,531,956
Intermediate Credit Bond	1,317,604

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

200	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
1-3 Year Credit Bond	$—	$—	$3,695,126,491	$3,073,087,916
Intermediate Credit Bond	98,724,609	99,284,956	776,930,956	723,478,800
U.S. Credit Bond	—	—	121,912,193	96,017,468

In-kind transactions (see Note 4) for the six months ended August 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year Credit Bond	$829,375,599	$1,003,388,225
Intermediate Credit Bond	674,635,415	383,698,124
U.S. Credit Bond	240,269,034	55,089,704

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of

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financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2017, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
1-3 Year Credit Bond	$4,497,029
Intermediate Credit Bond	27,317,341
U.S. Credit Bond	3,830,763

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares 1-3 Year Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the
15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the
15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through

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relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the
15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

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disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Intermediate Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the
15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the
15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed

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BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant

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Contract (Continued)

iSHARES® TRUST

to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares U.S. Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the
15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the
15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison

210	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	211

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment

212	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	213

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are
Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
1-3 Year Credit Bond	$0.846508	$—	$0.005405	$0.851913	99%	—%	1%	100%
Intermediate Credit Bond	1.364249	—	0.015871	1.380120	99	—	1	100
U.S. Credit Bond	1.631046	—	0.071531	1.702577	96	—	4	100

214	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-202-0817

AUGUST 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 10+ Year Credit Bond ETF | CLY | NYSE Arca

Fund Performance Overview

iSHARES® 10+ YEAR CREDIT BOND ETF

Performance as of August 31, 2017

The iShares 10+ Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Long Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 6.38%, net of fees, while the total return for the Index was 6.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.71%	1.22%	1.95%	1.71%	1.22%	1.95%
5 Years	4.41%	4.23%	4.85%	24.06%	23.02%	26.72%
Since Inception	7.48%	7.46%	7.96%	74.66%	74.48%	80.77%

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through June 29, 2014 reflects the performance of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM. Index performance beginning on June 30, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.80	$1.04	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	88.12%
Municipal Debt Obligations	6.31
Foreign Government Obligations	5.57

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	3.93%
Aa	10.95
A	36.54
Baa	44.34
Ba	3.41
B	0.01
Not Rated	0.82

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2017 and held through August 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 86.72%

ADVERTISING — 0.04%
WPP Finance 2010
5.13%, 09/07/42	$55	$58,580
5.63%, 11/15/43	229	258,976

		317,556
AEROSPACE & DEFENSE — 1.67%
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	125	119,695
3.65%, 03/01/47 (Call 09/01/46)	300	300,873
6.63%, 02/15/38	16	22,624
6.88%, 03/15/39	182	267,467
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	300	302,490
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	325	362,391
5.05%, 04/27/45 (Call 10/27/44)	300	346,197
6.15%, 12/15/40	50	62,900
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	300	299,850
3.80%, 03/01/45 (Call 09/01/44)	500	494,255
4.07%, 12/15/42	800	826,456
4.50%, 05/15/36 (Call 11/15/35)	500	554,460
4.70%, 05/15/46 (Call 11/15/45)	800	907,808
4.85%, 09/15/41	350	405,933
Series B
6.15%, 09/01/36	300	394,998
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	120	120,281
4.75%, 06/01/43	250	286,400
5.05%, 11/15/40	250	292,507
Northrop Grumman Systems Corp.
7.75%, 02/15/31	555	802,869
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	100	109,993
4.70%, 12/15/41	300	349,734
4.88%, 10/15/40	137	163,330
7.20%, 08/15/27[a]	155	210,478
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	150	157,782
4.80%, 12/15/43 (Call 06/15/43)	261	291,018
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	500	481,910
4.05%, 05/04/47 (Call 11/04/46)[a]	250	253,870

Security	Principal (000s)	Value
4.15%, 05/15/45 (Call 11/16/44)	$600	$615,912
4.50%, 06/01/42	2,300	2,480,205
5.40%, 05/01/35	11	13,183
5.70%, 04/15/40	200	249,578
6.05%, 06/01/36	100	128,064
6.13%, 07/15/38	200	258,410
6.70%, 08/01/28	500	655,575
7.50%, 09/15/29	114	160,935

		13,750,431
AGRICULTURE — 1.37%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	735	712,208
4.25%, 08/09/42	400	407,968
4.50%, 05/02/43	350	370,685
5.38%, 01/31/44	800	951,832
Archer-Daniels-Midland Co.
4.02%, 04/16/43	799	848,059
4.54%, 03/26/42	378	426,758
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)[b]	1,500	1,544,955
4.54%, 08/15/47 (Call 02/15/47)[b]	500	516,215
Philip Morris International Inc.
3.88%, 08/21/42	76	74,978
4.13%, 03/04/43	225	229,432
4.25%, 11/10/44	1,000	1,045,190
4.38%, 11/15/41	236	250,743
4.50%, 03/20/42	171	184,505
4.88%, 11/15/43	400	452,340
6.38%, 05/16/38	850	1,135,804
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	117,400
5.85%, 08/15/45 (Call 02/15/45)	1,000	1,212,460
6.15%, 09/15/43	381	475,271
7.25%, 06/15/37[a]	253	347,169

		11,303,972
AIRLINES — 0.26%
American Airlines Pass Through Trust
Series 2016-1, Class AA
3.58%, 07/15/29	17	17,693
Series 2016-2, Class AA
3.20%, 12/15/29	82	82,264
Series 2016-3, Class AA
3.00%, 04/15/30	1,000	989,460

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Latam Airlines Pass Through Trust Series 2015-1, Class A
4.20%, 08/15/29	$456	$463,428
United Airlines Pass Through Trust
Series 2015-1, Class AA
3.45%, 06/01/29	75	77,224
Series 2016-2, Class AA
2.88%, 04/07/30	500	492,545

		2,122,614
APPAREL — 0.13%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	250	237,645
3.63%, 05/01/43 (Call 11/01/42)	300	297,825
3.88%, 11/01/45 (Call 05/01/45)	325	335,813
VF Corp.
6.45%, 11/01/37	150	199,300

		1,070,583
AUTO MANUFACTURERS — 0.90%
Daimler Finance North America LLC
8.50%, 01/18/31	700	1,052,506
Ford Motor Co.
4.75%, 01/15/43[a]	1,000	962,580
5.29%, 12/08/46 (Call 06/08/46)[a]	650	667,738
6.63%, 10/01/28	16	19,288
7.40%, 11/01/46	114	149,608
7.45%, 07/16/31	1,005	1,287,134
General Motors Co.
5.00%, 04/01/35	145	145,551
5.20%, 04/01/45	500	494,645
5.40%, 04/01/48 (Call 10/01/47)	500	506,035
6.25%, 10/02/43	800	894,648
6.60%, 04/01/36 (Call 10/01/35)	650	760,961
6.75%, 04/01/46 (Call 10/01/45)	390	459,588

		7,400,282
AUTO PARTS & EQUIPMENT — 0.04%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	185	189,934
Delphi Automotive PLC
4.40%, 10/01/46 (Call 04/01/46)	150	153,157

		343,091
BANKS — 8.38%
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	2,050	2,016,216
4.18%, 11/25/27 (Call 11/25/26)	1,500	1,553,130

Security	Principal (000s)	Value
4.88%, 04/01/44	$950	$1,082,012
5.00%, 01/21/44	600	694,752
5.88%, 02/07/42	750	961,560
6.11%, 01/29/37	1,100	1,375,066
7.75%, 05/14/38	900	1,322,910
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[c]	900	972,306
Series L
4.75%, 04/21/45[a]	8	8,713
Bank of America N.A.
6.00%, 10/15/36	250	319,408
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	85	83,920
3.30%, 08/23/29 (Call 05/23/29)	250	251,200
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	300	312,711
4.84%, 05/09/28 (Call 05/07/27)	800	830,824
4.95%, 01/10/47	950	1,040,259
5.25%, 08/17/45	600	684,810
Citigroup Inc.
4.13%, 07/25/28[a]	650	670,131
4.45%, 09/29/27	2,000	2,115,500
4.65%, 07/30/45	400	440,432
4.75%, 05/18/46[a]	600	644,730
5.30%, 05/06/44	515	595,937
5.88%, 01/30/42	850	1,082,951
6.00%, 10/31/33	200	243,464
6.13%, 08/25/36	282	351,127
6.63%, 01/15/28	11	13,507
6.63%, 06/15/32	575	732,659
6.68%, 09/13/43	400	544,060
8.13%, 07/15/39	950	1,487,168
VRN, (3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[c]	250	261,728
Cooperatieve Rabobank UA
5.25%, 05/24/41	800	987,792
5.25%, 08/04/45[a]	291	344,355
5.75%, 12/01/43	850	1,067,336
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	786	879,715
Fifth Third Bancorp.
8.25%, 03/01/38	444	684,111

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	$250	$249,503
Goldman Sachs Capital I
6.35%, 02/15/34	400	500,844
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	1,000	1,115,330
4.80%, 07/08/44 (Call 01/08/44)	775	869,224
5.15%, 05/22/45	900	1,024,011
6.13%, 02/15/33	1,200	1,509,660
6.25%, 02/01/41[a]	1,100	1,460,712
6.75%, 10/01/37	2,500	3,285,425
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35[a]	950	1,167,882
HSBC Holdings PLC
5.25%, 03/14/44	1,000	1,154,380
6.10%, 01/14/42	416	556,383
6.50%, 05/02/36	900	1,165,608
6.50%, 09/15/37	900	1,176,822
6.80%, 06/01/38	600	810,942
7.63%, 05/17/32	300	408,864
JPMorgan Chase & Co.
4.25%, 10/01/27[a]	1,150	1,222,277
4.85%, 02/01/44[a]	500	577,325
4.95%, 06/01/45	773	875,995
5.40%, 01/06/42	875	1,071,201
5.50%, 10/15/40	787	971,276
5.60%, 07/15/41	746	933,022
5.63%, 08/16/43	375	457,901
6.40%, 05/15/38	1,000	1,349,560
VRN, (3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[c]	750	756,660
VRN, (3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48 (Call 07/24/47)[c]	1,000	1,015,650
VRN, (3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[c]	750	792,510
KfW
0.00%, 04/18/36	700	412,146
0.00%, 06/29/37	800	456,072
Lloyds Banking Group PLC
5.30%, 12/01/45	200	234,790
Morgan Stanley
4.30%, 01/27/45	1,200	1,253,388
4.38%, 01/22/47	1,200	1,268,856

Security	Principal (000s)	Value
6.38%, 07/24/42	$950	$1,285,606
7.25%, 04/01/32[a]	700	968,884
Regions Financial Corp.
7.38%, 12/10/37	325	436,781
Wachovia Corp.
5.50%, 08/01/35	400	475,140
Wells Fargo & Co.
3.90%, 05/01/45[a]	1,500	1,520,025
4.40%, 06/14/46	550	569,410
4.65%, 11/04/44	1,500	1,596,405
4.75%, 12/07/46	1,000	1,088,370
4.90%, 11/17/45	900	995,895
5.38%, 02/07/35	300	362,835
5.38%, 11/02/43	975	1,138,732
5.61%, 01/15/44	1,250	1,506,262
Wells Fargo Capital X
5.95%, 12/01/86	200	226,120

		68,931,184
BEVERAGES — 2.59%
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	200	200,200
4.63%, 02/01/44[a]	245	269,199
4.70%, 02/01/36 (Call 08/01/35)	2,900	3,228,599
4.90%, 02/01/46 (Call 08/01/45)	4,800	5,453,808
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	700	680,666
4.44%, 10/06/48 (Call 04/06/48)	683	730,988
4.95%, 01/15/42	750	852,030
8.00%, 11/15/39	136	211,725
8.20%, 01/15/39	750	1,191,682
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	118	129,028
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	271	317,032
Constellation Brands Inc.
4.50%, 05/09/47 (Call 11/09/46)	250	262,043
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	136	140,567
5.88%, 09/30/36	350	457,873
Diageo Investment Corp.
4.25%, 05/11/42	507	550,526
7.45%, 04/15/35	11	16,291

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
4.50%, 11/15/45 (Call 05/15/45)[b]	$250	$270,162
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	364	376,638
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	700	699,552
5.00%, 05/01/42	595	660,676
Pepsi-Cola Metropolitan Bottling Co. Inc. Series B
7.00%, 03/01/29	501	688,174
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	750	717,067
3.60%, 08/13/42	500	491,845
4.00%, 03/05/42	207	216,098
4.00%, 05/02/47 (Call 11/02/46)	250	262,320
4.25%, 10/22/44 (Call 04/22/44)	409	442,129
4.45%, 04/14/46 (Call 10/14/45)	800	897,040
4.60%, 07/17/45 (Call 01/17/45)[a]	280	318,492
4.88%, 11/01/40	200	233,918
5.50%, 01/15/40	246	311,350

		21,277,718
BIOTECHNOLOGY — 1.63%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	950	995,733
4.56%, 06/15/48 (Call 12/15/47)	1,100	1,173,524
4.66%, 06/15/51 (Call 12/15/50)	2,350	2,545,379
4.95%, 10/01/41	150	167,439
5.15%, 11/15/41 (Call 05/15/41)	175	201,808
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	550	637,428
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	800	919,512
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	400	429,576
5.00%, 08/15/45 (Call 02/15/45)	700	798,574
5.25%, 08/15/43	500	578,980
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	50	51,451
4.15%, 03/01/47 (Call 09/01/46)	750	770,392
4.50%, 02/01/45 (Call 08/01/44)	1,000	1,076,580
4.60%, 09/01/35 (Call 03/01/35)[a]	620	684,226

Security	Principal (000s)	Value
4.75%, 03/01/46 (Call 09/01/45)	$1,044	$1,168,059
4.80%, 04/01/44 (Call 10/01/43)	593	661,622
5.65%, 12/01/41 (Call 06/01/41)	450	560,705

		13,420,988
BUILDING MATERIALS — 0.34%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	250	268,575
4.63%, 07/02/44 (Call 01/02/44)[d]	300	325,824
4.95%, 07/02/64 (Call 01/02/64)[d]	107	116,203
5.13%, 09/14/45 (Call 03/14/45)[a]	300	354,330
6.00%, 01/15/36	300	375,291
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	250	251,693
4.50%, 05/15/47 (Call 11/15/46)	150	152,643
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	350	340,375
7.00%, 12/01/36	173	226,569
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	400	409,968

		2,821,471
CHEMICALS — 1.45%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	87	87,722
4.90%, 06/01/43 (Call 12/01/42)	350	385,819
5.25%, 01/15/45 (Call 07/15/44)	254	291,013
6.13%, 01/15/41 (Call 07/15/40)	268	332,307
7.13%, 05/23/36[a]	100	133,555
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	150	178,698
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	575	600,869
4.38%, 11/15/42 (Call 05/15/42)	86	88,253
4.63%, 10/01/44 (Call 04/01/44)	475	505,519
5.25%, 11/15/41 (Call 05/15/41)	400	459,288
7.38%, 11/01/29	285	384,935
9.40%, 05/15/39	435	736,055
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	400	424,576
4.80%, 09/01/42 (Call 03/01/42)	280	301,524
EI du Pont de Nemours & Co.
4.15%, 02/15/43	423	433,545
4.90%, 01/15/41	445	503,816
5.60%, 12/15/36[a]	11	13,346
6.50%, 01/15/28	25	31,661

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	$150	$155,922
Lubrizol Corp. (The)
6.50%, 10/01/34	120	160,423
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)[a]	350	379,792
5.25%, 07/15/43	200	226,486
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)[a]	600	603,330
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	200	197,146
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	215	207,129
4.20%, 07/15/34 (Call 01/15/34)	250	256,222
4.40%, 07/15/44 (Call 01/15/44)	550	566,197
4.65%, 11/15/43 (Call 05/15/43)	24	25,483
4.70%, 07/15/64 (Call 01/15/64)	275	281,328
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)[a]	208	219,190
5.63%, 11/15/43 (Call 05/15/43)[a]	400	416,080
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	350	420,192
5.88%, 12/01/36	101	121,285
Praxair Inc.
3.55%, 11/07/42 (Call 05/07/42)	300	297,054
Rohm & Haas Co.
7.85%, 07/15/29	100	138,548
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	350	337,785
4.50%, 06/01/47 (Call 12/01/46)[a]	605	634,633
Westlake Chemical Corp.
5.00%, 08/15/46 (Call 02/15/46)	325	355,098

		11,891,824
COMMERCIAL SERVICES — 0.62%
California Institute of Technology
4.32%, 08/01/45	12	13,503
4.70%, 11/01/11	100	107,162
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	247	273,659
Ecolab Inc.
5.50%, 12/08/41	420	522,325
George Washington University (The)
4.87%, 09/15/45	16	19,285

Security	Principal (000s)	Value
Johns Hopkins University Series 2013
4.08%, 07/01/53	$11	$11,786
Massachusetts Institute of Technology
3.96%, 07/01/38	9	9,908
4.68%, 07/01/14	400	456,968
5.60%, 07/01/11	475	624,620
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)[a,b]	150	151,098
5.25%, 07/15/44	250	296,292
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	275	266,184
3.30%, 07/15/56 (Call 01/15/56)	250	244,848
Princeton University
5.70%, 03/01/39	350	480,557
S&P Global Inc.
6.55%, 11/15/37	161	209,603
University of Notre Dame du Lac Series 2015
3.44%, 02/15/45	9	9,129
University of Southern California
3.03%, 10/01/39	275	263,093
5.25%, 10/01/11	250	313,747
Verisk Analytics Inc.
5.50%, 06/15/45 (Call 12/15/44)	111	128,582
Western Union Co. (The)
6.20%, 11/17/36	175	189,677
William Marsh Rice University
3.57%, 05/15/45	501	512,618

		5,104,644
COMPUTERS — 1.75%
Apple Inc.
3.45%, 02/09/45	1,100	1,052,634
3.85%, 05/04/43	975	991,458
3.85%, 08/04/46 (Call 02/04/46)	745	755,758
4.25%, 02/09/47 (Call 08/09/46)	350	378,669
4.38%, 05/13/45	1,100	1,207,657
4.45%, 05/06/44	600	667,824
4.50%, 02/23/36 (Call 08/23/35)[a]	925	1,056,479
4.65%, 02/23/46 (Call 08/23/45)	1,600	1,829,328
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)[b]	750	943,972
8.35%, 07/15/46 (Call 01/15/46)[b]	775	998,696

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	$350	$378,732
6.35%, 10/15/45 (Call 04/15/45)	650	689,721
HP Inc.
6.00%, 09/15/41	550	585,909
International Business Machines Corp.
4.00%, 06/20/42	500	505,165
4.70%, 02/19/46	550	613,976
5.60%, 11/30/39	374	461,393
5.88%, 11/29/32	316	405,191
6.22%, 08/01/27	350	441,361
6.50%, 01/15/28	155	200,985
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)	200	185,966

		14,350,874
COSMETICS & PERSONAL CARE — 0.40%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)[a]	250	253,210
4.00%, 08/15/45	317	335,551
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	125	133,324
4.38%, 06/15/45 (Call 12/15/44)	250	274,072
6.00%, 05/15/37	150	191,474
Procter & Gamble Co. (The)
5.55%, 03/05/37	1,000	1,336,080
Unilever Capital Corp.
5.90%, 11/15/32	575	764,399

		3,288,110
DISTRIBUTION & WHOLESALE — 0.10%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	250	239,630
4.20%, 05/15/47 (Call 11/15/46)	150	155,168
4.60%, 06/15/45 (Call 12/15/44)[a]	400	436,584

		831,382
DIVERSIFIED FINANCIAL SERVICES — 1.45%
American Express Co.
4.05%, 12/03/42	525	538,361
AXA Financial Inc.
7.00%, 04/01/28	14	18,128
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	450	571,964
Credit Suisse USA Inc.
7.13%, 07/15/32	468	653,660

Security	Principal (000s)	Value
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	$5,000	$5,451,000
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	250	251,440
Invesco Finance PLC
5.38%, 11/30/43[a]	41	49,909
Jefferies Group LLC
6.25%, 01/15/36	200	219,196
6.50%, 01/20/43	150	171,396
Legg Mason Inc.
5.63%, 01/15/44	250	273,848
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	215	222,832
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	150	162,669
Series C
8.00%, 03/01/32	271	406,256
Raymond James Financial Inc.
4.95%, 07/15/46	250	274,855
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	1,000	1,094,910
4.30%, 12/14/45 (Call 06/14/45)	1,400	1,562,050

		11,922,474
ELECTRIC — 9.16%
AEP Transmission Co. LLC
4.00%, 12/01/46 (Call 06/01/46)	275	289,303
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	300	305,682
3.85%, 12/01/42[a]	50	51,263
4.15%, 08/15/44 (Call 02/15/44)	462	495,236
4.30%, 01/02/46 (Call 07/02/45)[a]	450	492,745
6.00%, 03/01/39	126	163,140
6.13%, 05/15/38	273	351,714
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)	400	436,732
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	12,005
4.45%, 06/01/45 (Call 12/01/44)	200	221,018
7.00%, 04/01/38	100	141,643
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	275	273,290
4.50%, 04/01/42 (Call 10/01/41)	251	278,823
5.05%, 09/01/41 (Call 03/01/41)	100	118,123

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	$850	$937,975
5.15%, 11/15/43 (Call 05/15/43)	400	478,052
5.95%, 05/15/37	350	450,698
6.13%, 04/01/36	1,850	2,412,992
6.50%, 09/15/37	225	306,889
8.48%, 09/15/28	300	443,340
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	150	151,535
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	425	421,358
4.50%, 04/01/44 (Call 10/01/43)	200	228,400
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (Call 11/01/45)	150	163,740
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	250	256,030
4.88%, 03/01/44 (Call 09/01/43)	200	227,298
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	200	201,666
3.80%, 10/01/42 (Call 04/01/42)	311	316,657
4.35%, 11/15/45 (Call 05/15/45)	100	111,210
4.60%, 08/15/43 (Call 02/15/43)	233	267,100
4.70%, 01/15/44 (Call 07/15/43)	261	302,812
5.90%, 03/15/36	564	729,630
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	800	821,360
3.95%, 03/01/43 (Call 09/01/42)	477	495,374
4.30%, 12/01/56 (Call 06/01/56)	130	140,252
4.45%, 03/15/44 (Call 09/15/43)	450	501,979
4.50%, 12/01/45 (Call 06/01/45)	207	233,732
5.50%, 12/01/39	200	250,260
5.70%, 06/15/40	335	430,843
6.30%, 08/15/37	8	10,736
Series 05-A
5.30%, 03/01/35	100	120,493
Series 06-A
5.85%, 03/15/36	325	416,032
Series 06-B
6.20%, 06/15/36	461	612,374
Series 08-B
6.75%, 04/01/38	200	283,670

Security	Principal (000s)	Value
Series 12-A
4.20%, 03/15/42	$8	$8,605
Series 2017
3.88%, 06/15/47 (Call 12/15/46)[a]	150	155,496
Consumers Energy Co.
3.25%, 08/15/46 (Call 02/15/46)	200	188,114
3.95%, 05/15/43 (Call 11/15/42)[a]	75	79,199
3.95%, 07/15/47 (Call 01/15/47)	250	265,328
Delmarva Power & Light Co.
4.15%, 05/15/45 (Call 11/15/44)	250	267,575
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	520	575,994
6.30%, 03/15/33	275	347,944
7.00%, 06/15/38	380	517,454
Series B
5.95%, 06/15/35	290	361,192
Series C
4.05%, 09/15/42 (Call 03/15/42)[a]	155	154,667
4.90%, 08/01/41 (Call 02/01/41)	37	41,446
Series F
5.25%, 08/01/33	600	696,312
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	216	218,974
3.70%, 06/01/46 (Call 12/01/45)	135	137,016
4.30%, 07/01/44 (Call 01/01/44)	103	114,016
Series A
4.00%, 04/01/43 (Call 10/01/42)[a]	208	220,459
DTE Energy Co.
6.38%, 04/15/33	135	172,228
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	315	320,616
3.88%, 03/15/46 (Call 09/15/45)	250	260,895
4.00%, 09/30/42 (Call 03/30/42)	400	423,372
4.25%, 12/15/41 (Call 06/15/41)	300	326,703
5.30%, 02/15/40[a]	500	621,480
6.00%, 01/15/38	57	75,855
6.05%, 04/15/38	800	1,066,368
6.10%, 06/01/37	500	657,485
6.45%, 10/15/32	86	116,575
Series A
6.00%, 12/01/28	16	20,223
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	1,100	1,067,704
4.80%, 12/15/45 (Call 06/15/45)	100	112,425

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	$230	$220,717
3.85%, 11/15/42 (Call 05/15/42)	280	288,358
5.65%, 04/01/40	100	129,291
6.35%, 09/15/37	100	137,373
6.40%, 06/15/38	200	279,152
Duke Energy Florida Project Finance LLC Series 2026
2.54%, 09/01/31	400	392,532
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)[a]	450	455,242
6.12%, 10/15/35	250	317,480
6.35%, 08/15/38	46	63,292
6.45%, 04/01/39	300	417,066
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	400	404,204
4.10%, 05/15/42 (Call 11/15/41)	300	318,576
4.10%, 03/15/43 (Call 09/15/42)	186	197,809
4.15%, 12/01/44 (Call 06/01/44)	300	325,449
4.20%, 08/15/45 (Call 02/15/45)	225	246,098
4.38%, 03/30/44 (Call 09/30/43)	300	333,543
6.30%, 04/01/38	250	334,490
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	200	215,564
6.00%, 05/15/35	250	299,180
Emera U.S. Finance LP
4.75%, 06/15/46 (Call 12/15/45)	700	749,959
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	150	148,079
3.12%, 09/01/27 (Call 06/01/27)	350	357,493
3.25%, 04/01/28 (Call 01/01/28)	400	408,228
4.95%, 01/15/45 (Call 01/15/25)	100	103,756
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)[a]	250	246,340
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	730	773,201
4.95%, 06/15/35 (Call 12/15/34)	375	422,336
5.10%, 06/15/45 (Call 12/15/44)	15	17,287
5.63%, 06/15/35	371	448,075
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	500	520,760
5.75%, 10/01/41 (Call 04/01/41)	20	21,046
6.25%, 10/01/39	525	591,964

Security	Principal (000s)	Value
FirstEnergy Corp.
Series C
4.85%, 07/15/47 (Call 01/15/47)	$650	$681,070
7.38%, 11/15/31	500	675,190
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	200	208,010
4.05%, 06/01/42 (Call 12/01/41)	275	297,616
4.05%, 10/01/44 (Call 04/01/44)	250	272,115
4.13%, 02/01/42 (Call 08/01/41)	356	387,606
4.95%, 06/01/35	200	235,926
5.25%, 02/01/41 (Call 08/01/40)	271	339,186
5.65%, 02/01/37	96	122,912
5.69%, 03/01/40	124	163,193
5.95%, 02/01/38	213	284,323
Georgia Power Co.
4.30%, 03/15/42	800	845,648
4.30%, 03/15/43	21	22,159
5.40%, 06/01/40	200	239,350
5.95%, 02/01/39	114	143,079
Series 10-C
4.75%, 09/01/40	200	221,354
Hydro-Quebec
9.50%, 11/15/30[a]	200	324,132
Iberdrola International BV
6.75%, 07/15/36	250	330,455
Indiana Michigan Power Co.
6.05%, 03/15/37	105	133,737
Series K
4.55%, 03/15/46 (Call 09/15/45)[a]	500	565,640
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	500	496,645
6.25%, 07/15/39[a]	5	6,637
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	231	253,801
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	250	295,062
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	314	382,873
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)[a]	111	121,352
4.40%, 10/15/44 (Call 04/15/44)	225	251,440
4.80%, 09/15/43 (Call 03/15/43)	200	234,632
5.75%, 11/01/35	11	13,980
6.75%, 12/30/31	11	15,192

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	$350	$341,848
Nevada Power Co.
6.65%, 04/01/36	100	137,374
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	350	337,974
3.60%, 05/15/46 (Call 11/15/45)	50	49,914
4.00%, 08/15/45 (Call 02/15/45)	90	95,628
4.13%, 05/15/44 (Call 11/15/43)	7	7,544
5.35%, 11/01/39	5	6,275
6.25%, 06/01/36	106	142,520
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	161	173,130
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	111,991
5.50%, 03/15/40	241	304,851
Oglethorpe Power Corp.
5.25%, 09/01/50[a]	25	28,314
5.38%, 11/01/40	175	203,327
5.95%, 11/01/39	5	6,165
Ohio Edison Co.
6.88%, 07/15/36	200	271,880
Oklahoma Gas & Electric Co.
4.15%, 04/01/47 (Call 10/01/46)	400	427,548
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	150	168,266
5.25%, 09/30/40	305	372,466
5.30%, 06/01/42 (Call 12/01/41)	350	432,649
7.25%, 01/15/33	411	582,202
Pacific Gas & Electric Co.
4.00%, 12/01/46 (Call 06/01/46)[a]	350	368,763
4.25%, 03/15/46 (Call 09/15/45)	11	11,967
4.30%, 03/15/45 (Call 09/15/44)	107	117,447
4.45%, 04/15/42 (Call 10/15/41)	725	801,756
4.60%, 06/15/43 (Call 12/15/42)	13	14,724
4.75%, 02/15/44 (Call 08/15/43)	232	269,607
5.13%, 11/15/43 (Call 05/15/43)	300	364,158
5.40%, 01/15/40	250	309,207
5.80%, 03/01/37	16	20,755
6.05%, 03/01/34	2,200	2,867,436
6.25%, 03/01/39	400	540,944
6.35%, 02/15/38[a]	71	96,675

Security	Principal (000s)	Value
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	$245	$261,425
6.00%, 01/15/39	300	399,651
6.10%, 08/01/36	105	139,126
6.25%, 10/15/37[a]	50	67,715
6.35%, 07/15/38	150	206,096
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	255	276,109
5.95%, 10/01/36	111	145,429
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	66	70,386
6.50%, 11/15/37	175	242,219
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)[a]	400	436,324
5.00%, 03/15/44 (Call 09/15/43)	300	344,898
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	250	264,278
6.25%, 05/15/39	61	83,427
Progress Energy Inc.
7.75%, 03/01/31	34	48,805
PSEG Power LLC
8.63%, 04/15/31[a]	500	664,815
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	200	199,188
3.80%, 06/15/47 (Call 12/15/46)	400	413,944
4.30%, 03/15/44 (Call 09/15/43)	411	453,929
6.25%, 09/01/37	60	81,962
6.50%, 08/01/38	100	140,068
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	75	75,420
3.80%, 03/01/46 (Call 09/01/45)[a]	200	207,382
3.95%, 05/01/42 (Call 11/01/41)	200	212,386
5.50%, 03/01/40	107	135,770
5.80%, 05/01/37	175	226,534
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)[a]	111	122,583
5.64%, 04/15/41 (Call 10/15/40)	235	298,509
5.76%, 10/01/39	200	254,742
5.80%, 03/15/40	56	72,589
6.27%, 03/15/37	5	6,704
San Diego Gas & Electric Co.
4.50%, 08/15/40	100	113,348
6.00%, 06/01/39	150	200,547

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series RRR
3.75%, 06/01/47 (Call 12/01/46)	$400	$411,208
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	300	314,748
4.35%, 02/01/42 (Call 08/01/41)	144	154,522
4.50%, 06/01/64 (Call 12/01/63)	286	310,633
4.60%, 06/15/43 (Call 12/15/42)	116	129,150
5.10%, 06/01/65 (Call 12/01/64)	150	179,522
5.30%, 05/15/33	5	5,884
5.45%, 02/01/41 (Call 08/01/40)[a]	420	517,818
6.05%, 01/15/38	248	322,236
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	250	268,935
4.05%, 03/15/42 (Call 09/15/41)[a]	50	53,662
4.50%, 09/01/40 (Call 03/01/40)[a]	48	54,630
4.65%, 10/01/43 (Call 04/01/43)	311	363,139
5.50%, 03/15/40[a]	217	277,120
5.63%, 02/01/36	75	94,483
5.75%, 04/01/35	105	132,830
6.00%, 01/15/34	266	343,840
6.05%, 03/15/39	150	203,229
6.65%, 04/01/29	321	418,208
Series 05-E
5.35%, 07/15/35	584	711,773
Series 06-E
5.55%, 01/15/37	130	163,768
Series 08-A
5.95%, 02/01/38	400	528,604
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	205	214,776
Series C
3.60%, 02/01/45 (Call 08/01/44)	200	200,260
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	375	390,060
4.40%, 07/01/46 (Call 01/01/46)	800	832,672
Southern Power Co.
5.15%, 09/15/41	250	271,673
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	450	454,189
6.20%, 03/15/40	100	131,284
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	500	480,265
3.70%, 08/15/47 (Call 02/15/47)	250	253,183
4.50%, 08/15/41 (Call 02/15/41)	100	112,417

Security	Principal (000s)	Value
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	$250	$261,040
4.35%, 05/15/44 (Call 11/15/43)	200	216,660
Toledo Edison Co. (The)
6.15%, 05/15/37	200	252,474
TransAlta Corp.
6.50%, 03/15/40	100	99,701
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	400	420,520
8.45%, 03/15/39	111	180,871
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	116	121,252
4.20%, 05/15/45 (Call 11/15/44)[a]	7	7,548
4.45%, 02/15/44 (Call 08/15/43)	200	222,382
8.88%, 11/15/38	450	768,312
Series A
6.00%, 05/15/37	250	330,170
Series B
6.00%, 01/15/36	250	323,642
Series D
4.65%, 08/15/43 (Call 02/15/43)	21	24,030
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	105	112,550
4.13%, 03/01/42 (Call 09/01/41)	300	319,308
4.25%, 12/01/45 (Call 06/01/45)	300	327,600
Wisconsin Power & Light Co.
6.38%, 08/15/37	140	189,974
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)[a]	205	241,769
Xcel Energy Inc.
6.50%, 07/01/36	50	66,833

		75,334,149
ELECTRONICS — 0.36%
Arrow Electronics Inc.
3.88%, 01/12/28 (Call 10/12/27)	240	242,309
Corning Inc.
4.75%, 03/15/42	272	295,316
5.75%, 08/15/40	200	242,032
Fortive Corp.
4.30%, 06/15/46 (Call 12/15/45)	225	238,284
Honeywell International Inc.
5.38%, 03/01/41	200	252,368
5.70%, 03/15/36[a]	11	14,087
5.70%, 03/15/37	600	771,882

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Koninklijke Philips NV
5.00%, 03/15/42	$519	$583,662
Tyco Electronics Group SA
7.13%, 10/01/37	236	340,833

		2,980,773
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	257	281,978

		281,978
ENVIRONMENTAL CONTROL — 0.10%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	575	604,141
4.10%, 03/01/45 (Call 09/01/44)	183	194,809
7.00%, 07/15/28	18	23,896

		822,846
FOOD — 1.50%
Ahold Finance USA LLC
6.88%, 05/01/29	11	13,995
Campbell Soup Co.
3.80%, 08/02/42	6	5,849
Conagra Brands Inc.
7.00%, 10/01/28[a]	150	191,393
8.25%, 09/15/30	200	278,672
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	5	5,071
5.40%, 06/15/40	506	597,667
Hershey Co. (The)
3.38%, 08/15/46 (Call 02/15/46)	250	234,350
JM Smucker Co. (The)
4.25%, 03/15/35	550	584,062
4.38%, 03/15/45	100	106,736
Kellogg Co.
4.50%, 04/01/46[a]	300	314,706
Series B
7.45%, 04/01/31	350	482,335
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	500	588,805
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	2,000	1,948,160
5.00%, 07/15/35 (Call 01/15/35)	350	381,465
5.00%, 06/04/42	950	1,005,147
5.20%, 07/15/45 (Call 01/15/45)	500	543,375
6.50%, 02/09/40	456	572,316
6.88%, 01/26/39	300	388,572

Security	Principal (000s)	Value
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	$300	$265,584
4.45%, 02/01/47 (Call 08/01/46)	200	192,974
5.00%, 04/15/42 (Call 10/15/41)	100	102,720
5.15%, 08/01/43 (Call 02/01/43)	250	269,038
5.40%, 07/15/40 (Call 01/15/40)	200	215,790
6.90%, 04/15/38	350	441,672
7.50%, 04/01/31	250	334,085
McCormick & Co. Inc./MD
4.20%, 08/15/47 (Call 02/15/47)	250	259,940
Mondelez International Inc.
6.50%, 02/09/40[a]	222	289,743
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)	350	374,385
4.85%, 10/01/45 (Call 04/01/45)	100	111,592
5.38%, 09/21/35	350	415,797
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	300	334,353
5.15%, 08/15/44 (Call 02/15/44)	445	509,578

		12,359,927
FOREST PRODUCTS & PAPER — 0.41%
Georgia-Pacific LLC
7.75%, 11/15/29	600	848,748
8.88%, 05/15/31	14	22,150
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	250	253,530
4.40%, 08/15/47 (Call 02/15/47)	700	713,209
4.80%, 06/15/44 (Call 12/15/43)	200	214,108
5.00%, 09/15/35 (Call 03/15/35)	50	55,882
5.15%, 05/15/46 (Call 11/15/45)	150	169,185
6.00%, 11/15/41 (Call 05/15/41)[a]	325	400,218
7.30%, 11/15/39	490	679,875

		3,356,905
GAS — 0.71%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[a]	500	538,925
4.15%, 01/15/43 (Call 07/15/42)	100	107,035
5.50%, 06/15/41 (Call 12/15/40)	5	6,271
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	165	168,350
5.85%, 01/15/41 (Call 07/15/40)	100	125,118
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	350	373,853
4.80%, 11/01/43 (Call 05/01/43)	115	125,381

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
KeySpan Corp.
5.80%, 04/01/35	$180	$220,898
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	615	689,636
5.25%, 02/15/43 (Call 08/15/42)	225	265,003
5.65%, 02/01/45 (Call 08/01/44)	156	192,953
5.95%, 06/15/41 (Call 12/15/40)	200	250,380
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	354	397,216
Piedmont Natural Gas Co. Inc.
4.65%, 08/01/43 (Call 02/01/43)	153	171,250
Sempra Energy
6.00%, 10/15/39	600	764,580
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	5	5,154
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	450	439,915
4.40%, 06/01/43 (Call 12/01/42)	6	6,272
4.40%, 05/30/47 (Call 11/30/46)	90	94,590
5.88%, 03/15/41 (Call 09/15/40)	493	609,289
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	300	294,150

		5,846,219
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
5.20%, 09/01/40	200	233,252

		233,252
HEALTH CARE – PRODUCTS — 1.51%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	1,000	1,098,020
4.75%, 04/15/43 (Call 10/15/42)	420	453,104
4.90%, 11/30/46 (Call 05/30/46)	975	1,090,021
5.30%, 05/27/40	500	573,610
6.00%, 04/01/39	450	550,678
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	200	183,270
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	500	523,440
4.69%, 12/15/44 (Call 06/15/44)	600	630,888
5.00%, 11/12/40[a]	100	109,511
Boston Scientific Corp.
7.00%, 11/15/35	150	197,357
7.38%, 01/15/40	200	273,552

Security	Principal (000s)	Value
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	$250	$279,065
Medtronic Inc.
4.38%, 03/15/35	1,550	1,715,431
4.50%, 03/15/42 (Call 09/15/41)	86	94,516
4.63%, 03/15/44 (Call 09/15/43)	350	395,091
4.63%, 03/15/45	1,875	2,128,819
5.55%, 03/15/40	291	361,471
6.50%, 03/15/39	100	137,681
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	250	252,308
4.38%, 05/15/44 (Call 11/15/43)	135	142,557
4.63%, 03/15/46 (Call 09/15/45)	550	607,161
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	250	251,820
5.30%, 02/01/44 (Call 08/01/43)	150	177,539
Zimmer Biomet Holdings Inc.
5.75%, 11/30/39	150	175,737

		12,402,647
HEALTH CARE – SERVICES — 2.05%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	385	393,374
4.13%, 11/15/42 (Call 05/15/42)	200	209,856
4.50%, 05/15/42 (Call 11/15/41)	250	276,157
4.75%, 03/15/44 (Call 09/15/43)	225	259,200
6.63%, 06/15/36	200	273,654
6.75%, 12/15/37	185	259,648
Anthem Inc.
4.63%, 05/15/42	550	601,150
4.65%, 01/15/43	900	988,704
4.65%, 08/15/44 (Call 02/15/44)	200	219,952
5.10%, 01/15/44	225	262,827
5.85%, 01/15/36	21	25,843
5.95%, 12/15/34	300	369,747
6.38%, 06/15/37	300	392,079
Ascension Health
3.95%, 11/15/46	508	533,248
4.85%, 11/15/53	11	12,902
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	250	253,070
4.19%, 11/15/45 (Call 05/15/45)	16	17,012
Catholic Health Initiatives
4.35%, 11/01/42	415	394,125

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	$247	$301,276
5.88%, 03/15/41 (Call 09/15/40)	350	448,388
6.15%, 11/15/36	100	128,371
Dignity Health
4.50%, 11/01/42	100	97,188
5.27%, 11/01/64	196	209,577
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	400	439,764
4.80%, 03/15/47 (Call 09/15/46)[a]	250	282,247
4.95%, 10/01/44 (Call 04/01/44)	100	114,893
Johns Hopkins Health System Corp. (The)
3.84%, 05/15/46	60	61,701
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	700	756,049
4.88%, 04/01/42[a]	300	356,466
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	398	421,064
Mayo Clinic Series 2013
4.00%, 11/15/47	11	11,445
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	25	26,144
Series 2015
4.20%, 07/01/55	600	638,910
New York-Presbyterian Hospital (The)
4.02%, 08/01/45	21	21,890
4.06%, 08/01/56	350	361,613
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)[a]	400	389,204
Providence St Joseph Health Obligated Group Series I
3.74%, 10/01/47	250	245,813
Quest Diagnostics Inc.
4.70%, 03/30/45 (Call 09/30/44)	22	23,498
Texas Health Resources
4.33%, 11/15/55	9	9,776
UnitedHealth Group Inc.
3.95%, 10/15/42 (Call 04/15/42)	7	7,234
4.20%, 01/15/47 (Call 07/15/46)	250	269,002
4.25%, 03/15/43 (Call 09/15/42)	300	323,460
4.25%, 04/15/47 (Call 10/15/46)	250	271,437

Security	Principal (000s)	Value
4.38%, 03/15/42 (Call 09/15/41)	$500	$545,535
4.63%, 07/15/35	200	229,736
4.63%, 11/15/41 (Call 05/15/41)	100	113,254
4.75%, 07/15/45	900	1,048,563
5.70%, 10/15/40 (Call 04/15/40)	350	444,367
5.80%, 03/15/36	625	798,244
5.95%, 02/15/41 (Call 08/15/40)	300	392,187
6.50%, 06/15/37	100	138,106
6.63%, 11/15/37[a]	111	156,689
6.88%, 02/15/38[a]	700	1,009,589

		16,835,228
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	300	318,336

		318,336
HOUSEHOLD PRODUCTS & WARES — 0.10%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)[a]	150	138,902
3.90%, 05/04/47 (Call 11/04/46)	250	259,232
5.30%, 03/01/41	6	7,458
6.63%, 08/01/37	275	392,604

		798,196
HOUSEWARES — 0.15%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	350	410,319
5.50%, 04/01/46 (Call 10/01/45)	700	838,390

		1,248,709
INSURANCE — 3.48%
ACE Capital Trust II
9.70%, 04/01/30	100	150,827
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	250	253,420
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	200	214,326
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	45	47,934
4.50%, 06/15/43	900	1,002,141
5.35%, 06/01/33	68	79,436
5.55%, 05/09/35	326	402,421
5.95%, 04/01/36	50	64,564
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	200	210,138

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	$850	$837,700
4.38%, 01/15/55 (Call 07/15/54)	250	246,152
4.50%, 07/16/44 (Call 01/16/44)	900	938,160
4.70%, 07/10/35 (Call 01/10/35)	600	653,418
4.80%, 07/10/45 (Call 01/10/45)	186	202,736
6.25%, 05/01/36	400	509,224
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	200	215,326
4.75%, 05/15/45 (Call 11/15/44)	246	270,386
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	625	715,475
Assurant Inc.
6.75%, 02/15/34	200	249,260
AXA SA
8.60%, 12/15/30[a]	700	1,010,821
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	118	128,791
4.40%, 05/15/42	500	550,360
5.75%, 01/15/40	280	361,995
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	525	588,273
Brighthouse Financial Inc.
4.70%, 06/22/47 (Call 12/22/46)[b]	500	491,505
Chubb Corp. (The)
6.00%, 05/11/37	485	639,385
Chubb INA Holdings Inc.
4.15%, 03/13/43	400	428,916
4.35%, 11/03/45 (Call 05/03/45)	750	829,905
Cincinnati Financial Corp.
6.92%, 05/15/28	11	14,370
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	200	251,872
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	200	212,620
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	14	14,708
5.95%, 10/15/36	200	251,566
6.10%, 10/01/41	300	392,832
Lincoln National Corp.
6.15%, 04/07/36	175	215,318
6.30%, 10/09/37	16	20,160
7.00%, 06/15/40	300	407,496

Security	Principal (000s)	Value
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	$250	$253,215
6.00%, 02/01/35	150	184,811
Manulife Financial Corp.
5.38%, 03/04/46[a]	400	495,656
Markel Corp.
5.00%, 04/05/46[a]	250	278,397
Marsh & McLennan Companies Inc.
4.35%, 01/30/47 (Call 07/30/46)	250	271,240
5.88%, 08/01/33	150	188,154
MetLife Inc.
4.05%, 03/01/45	700	714,693
4.13%, 08/13/42	450	463,801
4.60%, 05/13/46 (Call 11/13/45)	500	554,455
4.72%, 12/15/44	500	563,065
4.88%, 11/13/43	400	457,912
5.70%, 06/15/35	400	500,280
6.40%, 12/15/66 (Call 12/15/31)	720	829,937
6.50%, 12/15/32	500	659,490
10.75%, 08/01/69 (Call 08/01/34)	16	26,876
Principal Financial Group Inc.
4.35%, 05/15/43	500	532,450
4.63%, 09/15/42[a]	5	5,528
6.05%, 10/15/36	166	213,713
Progressive Corp. (The)
3.70%, 01/26/45	100	98,968
4.13%, 04/15/47 (Call 10/15/46)	500	529,560
4.35%, 04/25/44	136	148,334
6.25%, 12/01/32	100	131,527
Prudential Financial Inc.
4.60%, 05/15/44	450	499,356
5.10%, 08/15/43	11	12,911
5.40%, 06/13/35	400	473,964
5.63%, 05/12/41	13	16,110
5.70%, 12/14/36	300	371,490
5.80%, 11/16/41	150	189,777
6.20%, 11/15/40	200	262,336
6.63%, 06/21/40	5	6,832
Series B
5.75%, 07/15/33[a]	8	9,713
Series D
6.63%, 12/01/37	700	950,873
Transatlantic Holdings Inc.
8.00%, 11/30/39	150	206,252

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	$600	$597,930
4.00%, 05/30/47 (Call 11/30/46)[a]	325	337,337
4.30%, 08/25/45 (Call 02/25/45)	175	190,505
4.60%, 08/01/43	66	74,633
5.35%, 11/01/40	200	247,324
6.25%, 06/15/37	500	669,320
6.75%, 06/20/36	50	69,723
Travelers Property Casualty Corp.
6.38%, 03/15/33	110	143,501
Unum Group
5.75%, 08/15/42	250	302,180
Voya Financial Inc.
4.80%, 06/15/46	100	107,492
5.70%, 07/15/43	200	236,924
WR Berkley Corp.
4.75%, 08/01/44	50	52,823
XLIT Ltd.
5.50%, 03/31/45	350	382,711

		28,588,016
INTERNET — 0.68%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)	400	448,072
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)[b]	2,000	2,064,140
4.25%, 08/22/57 (Call 02/22/57)[b]	1,000	1,040,140
4.80%, 12/05/34 (Call 06/05/34)	600	686,736
4.95%, 12/05/44 (Call 06/05/44)[a]	685	797,552
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	400	363,508
Priceline Group Inc. (The)
3.55%, 03/15/28 (Call 12/15/27)	150	151,358

		5,551,506
IRON & STEEL — 0.49%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	314	372,316
6.40%, 12/01/37	286	378,567
Vale Overseas Ltd.
6.88%, 11/21/36[a]	950	1,086,258
6.88%, 11/10/39	1,000	1,143,780
8.25%, 01/17/34[a]	255	320,869
Vale SA
5.63%, 09/11/42	705	719,171

		4,020,961

Security	Principal (000s)	Value
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)[a]	$150	$158,072

		158,072
MACHINERY — 0.45%
Caterpillar Inc.
3.80%, 08/15/42[a]	1,100	1,128,226
4.30%, 05/15/44 (Call 11/15/43)	200	220,802
4.75%, 05/15/64 (Call 11/15/63)	150	172,066
5.20%, 05/27/41	425	521,199
5.30%, 09/15/35	11	13,260
6.05%, 08/15/36	111	144,958
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	150	175,200
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)[a]	650	684,606
5.38%, 10/16/29	200	246,956
7.13%, 03/03/31	111	157,117
Xylem Inc./NY
4.38%, 11/01/46 (Call 05/01/46)	200	212,786

		3,677,176
MANUFACTURING — 1.49%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	200	184,662
3.88%, 06/15/44	150	156,843
5.70%, 03/15/37	201	259,704
6.38%, 02/15/28	165	215,028
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	350	432,586
Eaton Corp.
4.00%, 11/02/32	800	850,224
4.15%, 11/02/42	100	103,217
General Electric Co.
4.13%, 10/09/42	500	530,010
4.50%, 03/11/44	1,300	1,452,178
5.88%, 01/14/38	1,000	1,304,780
6.15%, 08/07/37	900	1,196,964
6.88%, 01/10/39	920	1,335,895
Series A
6.75%, 03/15/32	1,300	1,820,637
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	450	472,351
4.88%, 09/15/41 (Call 03/15/41)	350	414,257

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	$236	$299,477
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	150	166,503
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)[b]	400	417,752
4.20%, 11/21/34 (Call 05/21/34)	250	267,610
4.45%, 11/21/44 (Call 05/21/44)	200	218,360
Series A
6.25%, 05/15/38	100	135,281

		12,234,319
MEDIA — 5.06%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	350	377,185
4.95%, 10/15/45 (Call 04/15/45)	450	500,962
5.40%, 10/01/43	400	469,484
6.15%, 03/01/37	400	506,424
6.15%, 02/15/41	300	383,394
6.20%, 12/15/34	600	753,420
6.40%, 12/15/35	302	387,557
6.55%, 03/15/33	490	625,348
6.65%, 11/15/37	650	864,110
6.90%, 08/15/39	11	14,952
7.75%, 12/01/45	350	531,594
7.85%, 03/01/39	200	295,584
8.15%, 10/17/36	100	148,814
CBS Corp.
3.38%, 02/15/28 (Call 12/15/27)	200	197,364
4.60%, 01/15/45 (Call 07/15/44)	200	207,224
4.85%, 07/01/42 (Call 01/01/42)	250	264,230
4.90%, 08/15/44 (Call 02/15/44)	175	187,474
5.50%, 05/15/33	404	452,007
5.90%, 10/15/40 (Call 04/15/40)	150	179,376
7.88%, 07/30/30	350	487,322
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47 (Call 11/01/46)[b]	350	355,873
6.38%, 10/23/35 (Call 04/23/35)	975	1,115,146
6.48%, 10/23/45 (Call 04/23/45)	1,850	2,130,904
6.83%, 10/23/55 (Call 04/23/55)	250	291,330

Security	Principal (000s)	Value
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	$250	$250,100
3.20%, 07/15/36 (Call 01/15/36)	665	620,432
3.40%, 07/15/46 (Call 01/15/46)[a]	400	364,968
4.20%, 08/15/34 (Call 02/15/34)	900	951,390
4.25%, 01/15/33	900	959,193
4.40%, 08/15/35 (Call 02/15/35)	850	919,241
4.50%, 01/15/43	450	478,269
4.60%, 08/15/45 (Call 02/15/45)	800	868,832
4.65%, 07/15/42	850	926,270
4.75%, 03/01/44	800	883,584
5.65%, 06/15/35	111	135,393
6.40%, 05/15/38	206	273,236
6.40%, 03/01/40	250	334,025
6.45%, 03/15/37[a]	200	264,306
6.50%, 11/15/35	511	671,664
6.55%, 07/01/39	264	356,946
6.95%, 08/15/37	450	624,244
7.05%, 03/15/33	161	221,243
Discovery Communications LLC
4.88%, 04/01/43	250	239,428
4.95%, 05/15/42[a]	175	170,891
6.35%, 06/01/40	600	689,610
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	450	457,637
6.13%, 01/31/46 (Call 07/31/45)	400	469,596
6.63%, 01/15/40	350	426,153
Historic TW Inc.
6.63%, 05/15/29	1,000	1,246,630
NBCUniversal Media LLC
4.45%, 01/15/43	600	634,134
5.95%, 04/01/41	525	668,708
6.40%, 04/30/40	750	997,732
TCI Communications Inc.
7.13%, 02/15/28	400	530,768
Thomson Reuters Corp.
5.50%, 08/15/35	150	172,032
5.65%, 11/23/43 (Call 05/23/43)	186	223,938
5.85%, 04/15/40	350	416,007
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	625	576,231
5.50%, 09/01/41 (Call 03/01/41)	550	565,174
5.88%, 11/15/40 (Call 05/15/40)	600	641,820
6.55%, 05/01/37	250	288,740

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.75%, 06/15/39[a]	$750	$882,240
7.30%, 07/01/38	750	929,295
Time Warner Companies Inc.
6.95%, 01/15/28	51	64,559
Time Warner Entertainment Co. LP
8.38%, 07/15/33	600	806,016
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	750	735,847
4.85%, 07/15/45 (Call 01/15/45)	600	607,422
4.90%, 06/15/42	200	202,682
5.35%, 12/15/43	425	458,405
5.38%, 10/15/41	250	269,268
6.10%, 07/15/40	175	204,125
6.20%, 03/15/40	164	193,386
6.25%, 03/29/41	200	239,572
6.50%, 11/15/36	300	365,397
7.63%, 04/15/31	250	345,658
Viacom Inc.
4.38%, 03/15/43	700	600,509
4.85%, 12/15/34 (Call 06/15/34)	290	277,484
5.25%, 04/01/44 (Call 10/01/43)	200	193,016
5.85%, 09/01/43 (Call 03/01/43)	500	516,490
6.88%, 04/30/36	600	676,950
Walt Disney Co. (The)
3.00%, 07/30/46	125	109,303
3.70%, 12/01/42	275	273,254
4.13%, 06/01/44[a]	400	422,280
4.38%, 08/16/41	250	272,185
7.00%, 03/01/32	250	355,228
Series E
4.13%, 12/01/41	340	358,928

		41,605,142
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	170,814
4.38%, 06/15/45 (Call 12/15/44)	11	12,279

		183,093
MINING — 1.23%
Barrick Gold Corp.
5.25%, 04/01/42	350	404,793
Barrick North America Finance LLC
5.70%, 05/30/41[a]	550	664,505
5.75%, 05/01/43	230	284,195

Security	Principal (000s)	Value
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	$400	$492,280
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	600	633,192
5.00%, 09/30/43	1,050	1,241,656
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	161	182,097
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	315	339,913
5.88%, 04/01/35[a]	251	298,946
6.25%, 10/01/39	550	692,021
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	13,055
6.13%, 12/15/33	11	13,900
7.25%, 03/15/31	275	360,803
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	500	598,710
7.13%, 07/15/28	292	394,641
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	600	632,562
4.75%, 03/22/42 (Call 09/22/41)[a]	255	290,924
Southern Copper Corp.
5.25%, 11/08/42	550	580,690
5.88%, 04/23/45	800	907,512
6.75%, 04/16/40[a]	500	611,815
7.50%, 07/27/35	300	388,764
Vale Canada Ltd.
7.20%, 09/15/32	100	108,769

		10,135,743
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
6.75%, 12/15/39[a]	200	216,536

		216,536
OIL & GAS — 6.75%
Anadarko Finance Co.
7.50%, 05/01/31	475	598,158
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	306,475
6.20%, 03/15/40	525	595,717
6.45%, 09/15/36	800	934,952
6.60%, 03/15/46 (Call 09/15/45)	550	664,323
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	225	209,396
4.75%, 04/15/43 (Call 10/15/42)	800	794,664

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.10%, 09/01/40 (Call 03/01/40)	$835	$869,602
6.00%, 01/15/37	600	693,636
BP Capital Markets PLC
3.72%, 11/28/28 (Call 08/28/28)	450	470,993
Burlington Resources Finance Co.
7.20%, 08/15/31	300	404,382
7.40%, 12/01/31	300	414,501
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)[a]	400	412,132
5.85%, 02/01/35	150	168,869
6.25%, 03/15/38	650	765,297
6.45%, 06/30/33	200	233,758
7.20%, 01/15/32	300	373,536
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)[b]	250	236,410
5.40%, 06/15/47 (Call 12/15/46)[a,b]	1,250	1,182,525
CNOOC Nexen Finance ULC 2014
4.88%, 04/30/44	800	900,888
Conoco Funding Co.
7.25%, 10/15/31	300	407,385
ConocoPhillips
5.90%, 10/15/32	13	15,896
6.50%, 02/01/39	950	1,256,232
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	350	435,705
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	415	425,939
4.30%, 11/15/44 (Call 05/15/44)	725	755,812
5.95%, 03/15/46 (Call 09/15/45)[a]	175	224,770
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,100	1,437,920
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,175	1,154,202
5.00%, 06/15/45 (Call 12/15/44)	350	355,187
5.60%, 07/15/41 (Call 01/15/41)	475	504,973
7.95%, 04/15/32	80	105,506
Devon Financing Co. LLC
7.88%, 09/30/31	50	65,651
Ecopetrol SA
5.88%, 05/28/45	800	778,104
7.38%, 09/18/43	450	508,972
Encana Corp.
6.50%, 08/15/34	750	864,562
6.50%, 02/01/38	550	638,418

Security	Principal (000s)	Value
Eni USA Inc.
7.30%, 11/15/27	$205	$262,177
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	300	297,627
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	250	245,733
4.11%, 03/01/46 (Call 09/01/45)	1,400	1,499,960
Hess Corp.
5.60%, 02/15/41	500	487,390
5.80%, 04/01/47 (Call 10/01/46)	350	349,409
6.00%, 01/15/40	200	203,638
7.13%, 03/15/33	225	253,886
7.30%, 08/15/31	500	579,525
Kerr-McGee Corp.
7.88%, 09/15/31	14	18,048
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	350	342,661
6.60%, 10/01/37[a]	430	475,752
6.80%, 03/15/32	26	29,439
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	450	438,773
5.00%, 09/15/54 (Call 03/15/54)	200	190,460
6.50%, 03/01/41 (Call 09/01/40)	525	621,526
Nexen Energy ULC
6.40%, 05/15/37	600	783,660
7.50%, 07/30/39	400	592,848
7.88%, 03/15/32	160	231,923
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	500	518,105
6.00%, 03/01/41 (Call 09/01/40)	700	785,127
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	400	407,448
4.40%, 04/15/46 (Call 10/15/45)	600	637,014
4.63%, 06/15/45 (Call 12/15/44)	200	218,234
Petro-Canada
5.35%, 07/15/33	125	140,938
5.95%, 05/15/35	11	13,248
6.80%, 05/15/38	800	1,066,424
Petroleos Mexicanos
5.50%, 06/27/44	1,150	1,078,608
5.63%, 01/23/46	1,000	942,020
6.38%, 01/23/45	1,450	1,495,834
6.50%, 06/02/41	1,000	1,053,630

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.63%, 06/15/35	$1,755	$1,914,091
6.63%, 06/15/38	300	320,514
6.75%, 09/21/47	1,992	2,141,978
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	550	587,185
4.88%, 11/15/44 (Call 05/15/44)	1,150	1,253,454
5.88%, 05/01/42	215	264,459
Shell International Finance BV
3.75%, 09/12/46	650	632,989
4.00%, 05/10/46[a]	1,500	1,519,185
4.13%, 05/11/35	565	601,154
4.38%, 05/11/45	1,300	1,391,221
4.55%, 08/12/43	950	1,042,349
5.50%, 03/25/40	300	371,178
6.38%, 12/15/38	900	1,227,843
Statoil ASA
3.95%, 05/15/43	600	607,800
4.25%, 11/23/41	150	158,513
4.80%, 11/08/43	450	516,834
5.10%, 08/17/40	230	271,418
6.50%, 12/01/28[b]	100	130,374
Suncor Energy Inc.
5.95%, 12/01/34	150	181,649
6.50%, 06/15/38	450	584,554
6.85%, 06/01/39	500	671,325
Tosco Corp.
8.13%, 02/15/30	61	85,730
Valero Energy Corp.
4.90%, 03/15/45	350	371,998
6.63%, 06/15/37	750	935,752
7.50%, 04/15/32	200	263,242

		55,473,302
OIL & GAS SERVICES — 0.52%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40	490	573,114
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	350	355,117
4.75%, 08/01/43 (Call 02/01/43)	735	768,523
4.85%, 11/15/35 (Call 05/15/35)	600	650,778
5.00%, 11/15/45 (Call 05/15/45)	700	758,135
6.70%, 09/15/38	21	27,159
7.45%, 09/15/39	500	693,165
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	550	466,312

		4,292,303

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.10%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	$278	$332,699
WestRock MWV LLC
7.95%, 02/15/31	11	15,621
8.20%, 01/15/30	355	507,753

		856,073
PHARMACEUTICALS — 4.47%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	925	967,494
4.40%, 11/06/42	1,075	1,115,764
4.45%, 05/14/46 (Call 11/14/45)	850	890,502
4.50%, 05/14/35 (Call 11/14/34)	1,000	1,069,580
4.70%, 05/14/45 (Call 11/14/44)[a]	1,000	1,080,820
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,430	1,537,007
4.75%, 03/15/45 (Call 09/15/44)	445	486,154
4.85%, 06/15/44 (Call 12/15/43)	675	744,154
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)[a]	336	342,132
AstraZeneca PLC
4.00%, 09/18/42	400	398,224
4.38%, 11/16/45	700	734,258
6.45%, 09/15/37	1,150	1,523,899
Bristol-Myers Squibb Co.
3.25%, 08/01/42	49	45,682
4.50%, 03/01/44 (Call 09/01/43)[a]	330	369,465
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)[a]	450	463,792
4.50%, 11/15/44 (Call 05/15/44)	200	206,950
4.60%, 03/15/43	250	261,453
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	450	452,623
3.95%, 05/15/47 (Call 11/15/46)	305	321,845
5.55%, 03/15/37	166	209,530
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)[a]	550	578,385
6.13%, 11/15/41	350	425,806
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	430	467,397
5.38%, 04/15/34	200	242,794
6.38%, 05/15/38	1,200	1,652,940

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	$800	$830,200
3.70%, 03/01/46 (Call 09/01/45)	1,330	1,388,680
3.75%, 03/03/47 (Call 09/03/46)	500	525,850
4.38%, 12/05/33 (Call 06/05/33)	500	573,290
4.50%, 09/01/40	450	519,741
4.50%, 12/05/43 (Call 06/05/43)	300	350,019
4.85%, 05/15/41	11	13,439
4.95%, 05/15/33	261	316,084
5.85%, 07/15/38	213	287,674
5.95%, 08/15/37	200	272,110
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	550	609,609
6.00%, 03/01/41 (Call 09/01/40)	105	130,551
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	153	171,706
5.90%, 11/01/39	250	319,477
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	11	10,892
3.70%, 02/10/45 (Call 08/10/44)	1,000	1,010,820
4.15%, 05/18/43	700	756,924
6.50%, 12/01/33	200	270,498
6.55%, 09/15/37	150	209,696
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	500	640,345
5.85%, 06/30/39	11	14,614
5.95%, 12/01/28	350	444,293
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	200	218,008
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)[a]	400	430,588
Novartis Capital Corp.
3.70%, 09/21/42	125	126,753
4.00%, 11/20/45 (Call 05/20/45)	900	958,959
4.40%, 05/06/44	700	784,924
Perrigo Finance Unlimited Co.
4.90%, 12/15/44 (Call 06/15/44)	162	163,489
Pfizer Inc.
4.00%, 12/15/36[a]	210	227,033
4.13%, 12/15/46	530	567,333
4.30%, 06/15/43	371	405,677
4.40%, 05/15/44	806	895,047
5.60%, 09/15/40	100	126,926
7.20%, 03/15/39	1,250	1,878,500

Security	Principal (000s)	Value
Pharmacia LLC
6.60%, 12/01/28	$500	$666,860
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36a	400	434,300
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46[a]	850	716,873
Wyeth LLC
5.95%, 04/01/37	950	1,259,814
6.00%, 02/15/36	21	27,636
6.50%, 02/01/34	43	58,687
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	490	536,124

		36,738,693
PIPELINES — 3.67%
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	105,497
5.85%, 11/15/43 (Call 05/15/43)	250	271,285
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	175	210,868
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	125	120,983
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	200	212,048
Series B
7.50%, 04/15/38	300	381,387
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	201,408
5.50%, 12/01/46 (Call 05/29/46)[a]	250	289,245
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	170	168,735
5.15%, 02/01/43 (Call 08/01/42)	200	194,190
5.15%, 03/15/45 (Call 09/15/44)	550	536,200
5.30%, 04/15/47 (Call 10/15/46)[a]	600	600,942
6.05%, 06/01/41 (Call 12/01/40)	50	53,452
6.13%, 12/15/45 (Call 06/15/45)	350	382,770
6.50%, 02/01/42 (Call 08/01/41)	775	869,775
6.63%, 10/15/36	135	155,413
7.50%, 07/01/38	450	551,835
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	220	208,639
5.45%, 06/01/47 (Call 12/01/46)	250	250,973
5.60%, 04/01/44 (Call 10/01/43)	100	101,453

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	$625	$631,012
4.85%, 08/15/42 (Call 02/15/42)	325	345,644
4.85%, 03/15/44 (Call 09/15/43)	700	744,940
4.90%, 05/15/46 (Call 11/15/45)	350	379,694
4.95%, 10/15/54 (Call 04/15/54)	400	423,180
5.10%, 02/15/45 (Call 08/15/44)	650	722,397
5.70%, 02/15/42	400	470,212
5.95%, 02/01/41	250	301,628
6.13%, 10/15/39	145	179,284
7.55%, 04/15/38	150	208,173
Series D
6.88%, 03/01/33	200	255,200
Series H
6.65%, 10/15/34	111	141,464
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	215	203,422
5.00%, 08/15/42 (Call 02/15/42)	250	246,675
5.00%, 03/01/43 (Call 09/01/42)	100	98,530
5.40%, 09/01/44 (Call 03/01/44)	210	215,118
5.50%, 03/01/44 (Call 09/01/43)	300	312,072
5.80%, 03/15/35	775	831,559
6.38%, 03/01/41	230	261,147
6.55%, 09/15/40	100	115,187
6.95%, 01/15/38	800	961,512
7.30%, 08/15/33	11	13,555
7.40%, 03/15/31	118	145,282
7.50%, 11/15/40	300	376,719
7.75%, 03/15/32	100	127,946
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	425	426,007
5.30%, 12/01/34 (Call 06/01/34)	900	935,253
5.55%, 06/01/45 (Call 12/01/44)	1,200	1,269,312
7.75%, 01/15/32	75	96,515
Magellan Midstream Partners LP
4.25%, 09/15/46 (Call 03/15/46)	250	249,200
5.15%, 10/15/43 (Call 04/15/43)	250	278,540
MPLX LP
5.20%, 03/01/47 (Call 09/01/46)	500	515,695
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	350	401,089
6.20%, 09/15/43 (Call 03/15/43)	25	29,048
6.65%, 10/01/36	400	482,528
6.85%, 10/15/37	300	371,340

Security	Principal (000s)	Value
Phillips 66 Partners LP
4.90%, 10/01/46 (Call 04/01/46)	$450	$453,096
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	228,328
4.90%, 02/15/45 (Call 08/15/44)	300	279,318
5.15%, 06/01/42 (Call 12/01/41)	400	376,856
6.65%, 01/15/37	350	392,378
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)[a]	605	607,843
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	335	338,186
5.95%, 09/25/43 (Call 03/25/43)	241	288,132
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	250	237,188
5.30%, 04/01/44 (Call 10/01/43)	250	246,205
6.10%, 02/15/42	175	188,319
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	275	334,582
Texas Eastern Transmission LP
7.00%, 07/15/32	200	260,222
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)[a]	700	772,618
5.00%, 10/16/43 (Call 04/16/43)[a]	310	360,505
5.60%, 03/31/34	300	360,231
5.85%, 03/15/36	100	124,261
6.10%, 06/01/40	174	227,300
6.20%, 10/15/37	425	551,505
7.25%, 08/15/38	350	496,608
7.63%, 01/15/39	600	884,970
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	400	402,652
5.40%, 08/15/41 (Call 02/15/41)	26	29,394
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	300	308,343
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	525	530,665
5.10%, 09/15/45 (Call 03/15/45)	200	209,526
5.40%, 03/04/44 (Call 09/04/43)	550	594,880
5.80%, 11/15/43 (Call 05/15/43)	50	56,561
6.30%, 04/15/40	335	395,648

		30,169,497

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.69%
Alexandria Real Estate Equities Inc.
3.95%, 01/15/28 (Call 10/15/27)	$450	$465,165
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	200	197,724
4.15%, 07/01/47 (Call 01/01/47)	150	153,985
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	450	484,875
4.50%, 06/01/45 (Call 12/01/44)	75	81,314
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)[a]	267	284,189
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	155	204,075
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	14	14,647
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	200	195,596
4.45%, 09/01/47 (Call 03/01/47)	250	252,620
Omega Healthcare Investors Inc.
4.75%, 01/15/28 (Call 10/15/27)[a]	150	152,850
Realty Income Corp.
4.65%, 03/15/47 (Call 09/15/46)	225	239,182
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	250	255,257
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)[a]	14	14,481
4.25%, 11/30/46 (Call 05/30/46)[a]	30	31,142
4.75%, 03/15/42 (Call 09/15/41)[a]	200	220,518
6.75%, 02/01/40 (Call 11/01/39)	650	890,578
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	297	298,081
5.70%, 09/30/43 (Call 03/30/43)	11	13,155
Welltower Inc.
6.50%, 03/15/41 (Call 09/15/40)	225	289,244
Weyerhaeuser Co.
6.95%, 10/01/27	200	253,846
7.38%, 03/15/32	490	694,271

		5,686,795
RETAIL — 3.58%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	200	189,174
5.17%, 08/01/44 (Call 02/01/44)[a]	375	339,278

Security	Principal (000s)	Value
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	$700	$785,288
5.13%, 07/20/45 (Call 01/20/45)	1,750	2,025,677
5.30%, 12/05/43 (Call 06/05/43)	18	21,133
Darden Restaurants Inc.
6.80%, 10/15/37	100	130,319
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	640	593,920
4.20%, 04/01/43 (Call 10/01/42)	146	155,563
4.25%, 04/01/46 (Call 10/01/45)	700	755,328
4.40%, 03/15/45 (Call 09/15/44)	650	714,915
4.88%, 02/15/44 (Call 08/15/43)	650	762,378
5.40%, 09/15/40 (Call 03/15/40)	21	26,118
5.88%, 12/16/36	1,200	1,565,832
5.95%, 04/01/41 (Call 10/01/40)	700	932,036
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	200	188,660
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	500	483,170
4.05%, 05/03/47 (Call 11/03/46)	750	770,955
4.25%, 09/15/44 (Call 03/15/44)	300	316,023
4.38%, 09/15/45 (Call 03/15/45)	450	483,053
4.65%, 04/15/42 (Call 10/15/41)	300	332,928
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	100	86,699
6.38%, 03/15/37	100	104,547
6.70%, 07/15/34[a]	200	214,494
6.90%, 04/01/29	500	542,670
McDonald’s Corp.
3.63%, 05/01/43	11	10,398
3.70%, 02/15/42	250	239,540
4.45%, 03/01/47 (Call 09/01/46)	75	79,844
4.60%, 05/26/45 (Call 11/26/44)[a]	300	326,142
4.70%, 12/09/35 (Call 06/09/35)	1,150	1,283,273
4.88%, 07/15/40	6	6,709
4.88%, 12/09/45 (Call 06/09/45)	750	847,530
5.70%, 02/01/39	275	338,547
6.30%, 10/15/37	300	395,598
6.30%, 03/01/38	225	297,054
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	275	271,871
6.95%, 03/15/28	175	203,518
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)[a]	175	172,678

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)	$150	$166,286
Target Corp.
3.63%, 04/15/46	800	752,352
4.00%, 07/01/42[a]	1,000	1,003,990
6.35%, 11/01/32	357	465,831
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	500	532,435
4.30%, 04/22/44 (Call 10/22/43)[a]	1,100	1,230,317
4.75%, 10/02/43 (Call 04/02/43)	566	668,667
4.88%, 07/08/40	168	199,885
5.00%, 10/25/40[a]	348	420,610
5.25%, 09/01/35	1,350	1,668,505
5.63%, 04/01/40	216	279,444
5.63%, 04/15/41	300	390,501
6.20%, 04/15/38	1,700	2,337,075
7.55%, 02/15/30	533	782,689
Walgreen Co.
4.40%, 09/15/42	125	127,554
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	150	157,863
4.65%, 06/01/46 (Call 12/01/45)	350	370,384
4.80%, 11/18/44 (Call 05/18/44)	800	861,120

		29,408,368
SEMICONDUCTORS — 0.81%
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	200	235,014
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	95	102,050
5.10%, 10/01/35 (Call 04/01/35)	350	416,762
5.85%, 06/15/41	250	319,008
Intel Corp.
4.00%, 12/15/32	386	423,122
4.10%, 05/19/46 (Call 11/19/45)[a]	450	473,791
4.25%, 12/15/42	371	397,964
4.80%, 10/01/41	800	929,584
4.90%, 07/29/45 (Call 01/29/45)	1,250	1,479,250
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)[a]	250	258,145
4.65%, 05/20/35 (Call 11/20/34)	350	386,463
4.80%, 05/20/45 (Call 11/20/44)	1,100	1,213,234

		6,634,387

Security	Principal (000s)	Value
SOFTWARE — 2.91%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	$250	$261,700
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	1,500	1,512,780
3.50%, 02/12/35 (Call 08/12/34)	950	972,078
3.50%, 11/15/42	350	345,408
3.70%, 08/08/46 (Call 02/08/46)	2,000	2,008,540
3.75%, 05/01/43 (Call 11/01/42)	400	405,984
3.75%, 02/12/45 (Call 08/12/44)	350	355,180
3.95%, 08/08/56 (Call 02/08/56)	650	662,175
4.00%, 02/12/55 (Call 08/12/54)	1,100	1,133,924
4.10%, 02/06/37 (Call 08/06/36)	430	470,407
4.20%, 11/03/35 (Call 05/03/35)[a]	400	443,388
4.45%, 11/03/45 (Call 05/03/45)[a]	1,000	1,130,680
4.50%, 10/01/40	350	397,726
4.50%, 02/06/57 (Call 08/06/56)	1,600	1,794,464
4.75%, 11/03/55 (Call 05/03/55)	750	873,780
4.88%, 12/15/43 (Call 06/15/43)	200	237,970
5.20%, 06/01/39	322	398,797
5.30%, 02/08/41	850	1,072,878
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	650	715,559
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)[a]	300	305,610
3.85%, 07/15/36 (Call 01/15/36)	850	886,108
3.90%, 05/15/35 (Call 11/15/34)	900	941,904
4.00%, 07/15/46 (Call 01/15/46)	1,350	1,391,485
4.13%, 05/15/45 (Call 11/15/44)	950	996,474
4.30%, 07/08/34 (Call 01/08/34)	900	987,948
4.38%, 05/15/55 (Call 11/15/54)	354	383,637
4.50%, 07/08/44 (Call 01/08/44)	650	718,530
5.38%, 07/15/40	850	1,044,344
6.13%, 07/08/39	725	973,283
6.50%, 04/15/38	65	89,597

		23,912,338
TELECOMMUNICATIONS — 7.89%
America Movil SAB de CV
4.38%, 07/16/42[a]	643	673,883
6.13%, 11/15/37[a]	125	154,641
6.13%, 03/30/40	1,100	1,370,303
6.38%, 03/01/35	265	336,333

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
AT&T Corp.
8.25%, 11/15/31	$501	$708,329
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	750	697,650
4.35%, 06/15/45 (Call 12/15/44)	829	755,103
4.50%, 05/15/35 (Call 11/15/34)	1,400	1,372,448
4.50%, 03/09/48 (Call 09/09/47)	1,700	1,567,264
4.55%, 03/09/49 (Call 09/09/48)	1,131	1,044,331
4.75%, 05/15/46 (Call 11/15/45)	1,800	1,732,464
4.80%, 06/15/44 (Call 12/15/43)	1,850	1,803,676
4.90%, 08/14/37 (Call 02/14/37)	2,300	2,325,484
5.15%, 03/15/42	866	885,000
5.15%, 02/14/50 (Call 08/14/49)	2,000	2,018,360
5.25%, 03/01/37 (Call 09/01/36)	750	791,745
5.30%, 08/14/58 (Call 02/14/58)[a]	1,000	1,013,210
5.35%, 09/01/40	657	691,263
5.45%, 03/01/47 (Call 09/01/46)	1,175	1,239,084
5.65%, 02/15/47 (Call 08/15/46)	1,000	1,083,800
5.70%, 03/01/57 (Call 09/01/56)[a]	500	538,240
6.00%, 08/15/40 (Call 05/15/40)	319	361,268
6.30%, 01/15/38	658	774,078
6.35%, 03/15/40	325	379,932
6.38%, 03/01/41	500	593,305
6.50%, 09/01/37	376	449,647
AT&T Mobility LLC
7.13%, 12/15/31	650	840,606
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	200	239,824
British Telecommunications PLC
9.13%, 12/15/30	1,000	1,534,720
Cisco Systems Inc.
5.50%, 01/15/40	1,075	1,360,262
5.90%, 02/15/39	700	919,352
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,500	2,229,855
9.25%, 06/01/32	219	349,898
Juniper Networks Inc.
5.95%, 03/15/41[a]	200	227,410
Koninklijke KPN NV
8.38%, 10/01/30	501	704,611
Motorola Solutions Inc.
5.50%, 09/01/44	200	203,998

Security	Principal (000s)	Value
New Cingular Wireless Services Inc.
8.75%, 03/01/31	$500	$727,780
Orange SA
5.38%, 01/13/42	350	416,094
5.50%, 02/06/44 (Call 08/06/43)[a]	450	553,446
9.00%, 03/01/31	1,180	1,810,568
Qwest Corp.
6.88%, 09/15/33 (Call 10/02/17)[a]	510	503,686
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	150	160,152
5.00%, 03/15/44 (Call 09/15/43)	550	631,499
5.45%, 10/01/43 (Call 04/01/43)	21	25,129
7.50%, 08/15/38	200	285,918
Telefonica Emisiones SAU
5.21%, 03/08/47	1,250	1,386,150
7.05%, 06/20/36[a]	1,000	1,319,030
Telefonica Europe BV
8.25%, 09/15/30[a]	250	355,653
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	350	360,710
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	725	633,694
4.13%, 08/15/46	245	218,454
4.27%, 01/15/36	1,150	1,121,124
4.40%, 11/01/34 (Call 05/01/34)	1,850	1,852,886
4.50%, 08/10/33	250	253,990
4.52%, 09/15/48	2,000	1,875,560
4.67%, 03/15/55	2,400	2,234,544
4.75%, 11/01/41	515	508,851
4.81%, 03/15/39	1,000	1,016,410
4.86%, 08/21/46	2,400	2,383,872
5.01%, 04/15/49	2,200	2,208,778
5.01%, 08/21/54	2,550	2,510,883
5.05%, 03/15/34 (Call 12/15/33)	800	853,848
5.50%, 03/16/47[a]	600	648,996
6.55%, 09/15/43	1,300	1,630,499
Vodafone Group PLC
4.38%, 02/19/43	650	659,490
6.15%, 02/27/37	750	932,745
6.25%, 11/30/32	325	406,188
7.88%, 02/15/30	302	412,746

		64,870,750

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
TOYS, GAMES & HOBBIES — 0.08%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	$151	$164,054
6.35%, 03/15/40	295	367,390
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	150	153,378

		684,822
TRANSPORTATION — 2.80%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	515	524,481
4.15%, 04/01/45 (Call 10/01/44)	700	736,855
4.38%, 09/01/42 (Call 03/01/42)	312	337,341
4.40%, 03/15/42 (Call 09/15/41)	500	542,105
4.45%, 03/15/43 (Call 09/15/42)	11	12,028
4.55%, 09/01/44 (Call 03/01/44)	500	555,305
4.70%, 09/01/45 (Call 03/01/45)	275	312,097
4.90%, 04/01/44 (Call 10/01/43)	400	465,404
4.95%, 09/15/41 (Call 03/15/41)	114	132,518
5.05%, 03/01/41 (Call 09/01/40)	56	65,764
5.15%, 09/01/43 (Call 03/01/43)[a]	173	207,332
5.40%, 06/01/41 (Call 12/01/40)	450	551,938
5.75%, 05/01/40 (Call 11/01/39)	366	463,426
6.15%, 05/01/37	261	343,901
6.20%, 08/15/36	300	396,105
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)[a]	425	397,116
6.20%, 06/01/36	200	267,640
6.25%, 08/01/34	111	148,104
6.38%, 11/15/37	200	275,972
6.90%, 07/15/28[a]	350	473,616
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	197	226,385
4.80%, 08/01/45 (Call 02/01/45)[a]	100	116,302
5.95%, 05/15/37	16	20,380
6.13%, 09/15/15 (Call 03/15/15)	200	255,278
7.13%, 10/15/31	650	906,184
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	150	144,736
3.95%, 05/01/50 (Call 11/01/49)	250	240,645
4.10%, 03/15/44 (Call 09/15/43)	400	403,372
4.25%, 11/01/66 (Call 05/01/66)	400	388,724
4.40%, 03/01/43 (Call 09/01/42)	200	210,428
4.50%, 08/01/54 (Call 02/01/54)	400	415,668

Security	Principal (000s)	Value
4.75%, 05/30/42 (Call 11/30/41)	$400	$440,700
5.50%, 04/15/41 (Call 10/15/40)	70	84,430
6.00%, 10/01/36	450	569,277
6.15%, 05/01/37	105	136,641
6.22%, 04/30/40	105	136,721
FedEx Corp.
3.88%, 08/01/42	309	298,948
3.90%, 02/01/35	700	710,850
4.10%, 04/15/43	152	150,325
4.10%, 02/01/45	250	247,167
4.55%, 04/01/46 (Call 10/01/45)	850	899,980
4.75%, 11/15/45 (Call 05/15/45)	450	488,970
4.90%, 01/15/34	200	225,502
5.10%, 01/15/44	275	312,040
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	100	103,081
4.95%, 08/15/45 (Call 02/15/45)	350	397,362
Norfolk Southern Corp.
3.95%, 10/01/42 (Call 04/01/42)	40	40,506
4.05%, 08/15/52 (Call 02/15/52)[b]	469	466,266
4.45%, 06/15/45 (Call 12/15/44)	341	373,910
4.65%, 01/15/46 (Call 07/15/45)[a]	400	452,368
4.80%, 08/15/43 (Call 02/15/43)	400	457,268
4.84%, 10/01/41	400	457,664
6.00%, 03/15/05[a]	7	8,630
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)[a]	150	141,364
3.38%, 02/01/35 (Call 08/01/34)	450	449,176
3.88%, 02/01/55 (Call 08/01/54)	400	401,468
4.00%, 04/15/47 (Call 10/15/46)[a]	250	261,440
4.05%, 11/15/45 (Call 05/15/45)	300	315,537
4.05%, 03/01/46 (Call 09/01/45)	200	210,510
4.15%, 01/15/45 (Call 07/15/44)[a]	75	79,913
4.30%, 06/15/42 (Call 12/15/41)	550	595,452
4.38%, 11/15/65 (Call 05/15/65)	6	6,578
4.75%, 09/15/41 (Call 03/15/41)	158	181,166
4.82%, 02/01/44 (Call 08/01/43)	370	429,851
6.63%, 02/01/29[a]	307	407,635
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)[a]	110	106,803
3.63%, 10/01/42	105	105,390
4.88%, 11/15/40 (Call 05/15/40)	330	393,466
6.20%, 01/15/38	700	960,064

		23,041,569

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.02%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)[a]	$150	$163,323

		163,323
WATER — 0.21%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	200	202,870
4.00%, 12/01/46 (Call 06/01/46)	95	99,910
4.30%, 12/01/42 (Call 06/01/42)	16	17,455
4.30%, 09/01/45 (Call 03/01/45)[a]	500	545,915
6.59%, 10/15/37	239	332,767
United Utilities PLC
6.88%, 08/15/28	200	247,308
Veolia Environnement SA
6.75%, 06/01/38	225	300,652

		1,746,877

TOTAL CORPORATE BONDS & NOTES
(Cost: $695,706,517)		713,018,024

FOREIGN GOVERNMENT OBLIGATIONS[e] — 5.48%

CANADA — 0.15%
Province of Quebec Canada
7.50%, 09/15/29[a]	850	1,234,804

		1,234,804
CHILE — 0.09%
Chile Government International Bond
3.63%, 10/30/42[a]	250	253,825
3.86%, 06/21/47	500	519,335

		773,160
COLOMBIA — 0.71%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)[a]	1,200	1,245,036
5.63%, 02/26/44 (Call 08/26/43)	1,650	1,855,672
6.13%, 01/18/41[a]	1,000	1,186,830
7.38%, 09/18/37[a]	800	1,060,624
10.38%, 01/28/33[a]	300	467,301

		5,815,463
HUNGARY — 0.11%
Hungary Government International Bond
7.63%, 03/29/41[a]	600	927,858

		927,858

Security	Principal (000s)	Value
ISRAEL — 0.11%
Israel Government International Bond
4.50%, 01/30/43	$800	$869,664

		869,664
ITALY — 0.15%
Republic of Italy Government International Bond
5.38%, 06/15/33	1,021	1,194,968

		1,194,968
MEXICO — 1.39%
Mexico Government International Bond
4.35%, 01/15/47	900	888,525
4.60%, 01/23/46	1,400	1,431,864
4.75%, 03/08/44	1,500	1,562,385
5.55%, 01/21/45	1,300	1,512,719
5.75%, 10/12/10	1,220	1,322,443
6.05%, 01/11/40	1,400	1,696,324
6.75%, 09/27/34	875	1,142,383
7.50%, 04/08/33	477	654,167
8.30%, 08/15/31	800	1,194,784

		11,405,594
PANAMA — 0.48%
Panama Government International Bond
4.50%, 05/15/47[a]	400	428,960
6.70%, 01/26/36	1,430	1,907,405
8.88%, 09/30/27[a]	500	728,445
9.38%, 04/01/29	600	907,518

		3,972,328
PERU — 0.50%
Peruvian Government International Bond
4.13%, 08/25/27[a]	600	664,962
5.63%, 11/18/50[a]	1,175	1,490,429
6.55%, 03/14/37[a]	400	541,212
8.75%, 11/21/33	900	1,417,167

		4,113,770
PHILIPPINES — 0.95%
Philippine Government International Bond
3.70%, 02/02/42	1,200	1,221,420
3.95%, 01/20/40[a]	1,200	1,267,020

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.00%, 01/13/37	$1,000	$1,195,200
6.38%, 01/15/32	700	929,362
6.38%, 10/23/34[a]	600	814,392
7.75%, 01/14/31	1,100	1,607,111
9.50%, 02/02/30	450	728,388

		7,762,893
SOUTH KOREA — 0.07%
Korea International Bond
4.13%, 06/10/44[a]	500	600,845

		600,845
SUPRANATIONAL — 0.29%
Asian Development Bank
5.82%, 06/16/28	310	395,002
European Investment Bank
4.88%, 02/15/36	500	652,930
Inter-American Development Bank
3.20%, 08/07/42	200	204,784
3.88%, 10/28/41	250	285,748
4.38%, 01/24/44	300	368,502
International Bank for Reconstruction & Development
4.75%, 02/15/35	400	509,544

		2,416,510
URUGUAY — 0.48%
Uruguay Government International Bond
4.13%, 11/20/45	300	292,212
4.38%, 10/27/27[a]	900	974,223
5.10%, 06/18/50[a]	1,750	1,844,132
7.63%, 03/21/36	600	839,046

		3,949,613

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $44,423,358)		45,037,470

MUNICIPAL DEBT OBLIGATIONS — 6.21%

CALIFORNIA — 2.22%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	197,439
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	450	660,096

Security	Principal (000s)	Value
Series S-1
7.04%, 04/01/50	$700	$1,094,009
Series S-3
6.91%, 10/01/50	100	156,574
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	220	332,495
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	250	337,520
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	300	461,412
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	300	385,242
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	250	387,168
Los Angeles Department of Water & Power System Revenue RB BAB
Series A
6.60%, 07/01/50	450	680,593
Series D
6.57%, 07/01/45	200	297,896
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	1,034,024
6.76%, 07/01/34	450	632,290
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	500	706,450
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	200	274,748
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	300	422,358

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
State of California GO BAB
7.30%, 10/01/39	$845	$1,253,465
7.35%, 11/01/39	550	820,567
7.50%, 04/01/34	1,400	2,064,062
7.55%, 04/01/39	1,550	2,421,115
7.60%, 11/01/40	550	873,686
7.63%, 03/01/40	300	465,702
7.95%, 03/01/36 (Call 03/01/20)	750	855,705
University of California RB Series AD
4.86%, 05/15/12	600	657,330
University of California RB BAB
5.77%, 05/15/43	200	260,578
5.95%, 05/15/45	400	520,340

		18,252,864
CONNECTICUT — 0.03%
State of Connecticut GO Series A
5.85%, 03/15/32[a]	200	245,114

		245,114
DISTRICT OF COLUMBIA — 0.03%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	200	226,096

		226,096
GEORGIA — 0.16%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	350	451,430
Project P, Series 2010A
7.06%, 04/01/57	700	862,190

		1,313,620
ILLINOIS — 0.74%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	600	797,988
Series B
6.90%, 12/01/40	225	298,669
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	120	149,812

Security	Principal (000s)	Value
County of Cook IL GO BAB
6.23%, 11/15/34	$200	$246,134
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	300	390,339
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	400	503,532
State of Illinois GO
5.10%, 06/01/33[a]	3,400	3,390,310
State of Illinois GO BAB Series 3
6.73%, 04/01/35	300	330,813

		6,107,597
KANSAS — 0.04%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	346,977

		346,977
KENTUCKY — 0.03%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	196,076

		196,076
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	267,070

		267,070
MASSACHUSETTS — 0.22%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	285,526
Series E
5.46%, 12/01/39	550	703,626
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	350	461,335

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Massachusetts School Building Authority RB BAB Series B
5.72%, 08/15/39	$300	$385,767

		1,836,254
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	120	180,288

		180,288
NEW JERSEY — 0.53%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	675	834,320
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	875	1,299,428
Series F
7.41%, 01/01/40[a]	750	1,147,470
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	700	796,796
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	200	247,840

		4,325,854
NEW YORK — 0.90%
City of New York NY GO BAB
6.27%, 12/01/37	325	445,075
Series C-1
5.52%, 10/01/37	185	234,225
Metropolitan Transportation Authority RB BAB
Series 2010-A
6.67%, 11/15/39	225	320,033
Series A
5.87%, 11/15/39	300	388,263
Series E
6.81%, 11/15/40	200	284,488

Security	Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	$200	$254,312
5.57%, 11/01/38	250	317,455
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	350	458,706
5.75%, 06/15/41	275	370,794
5.88%, 06/15/44	300	414,828
6.01%, 06/15/42	200	278,416
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	350	448,224
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	900	1,101,456
Series 174
4.46%, 10/01/62	835	955,415
Series 182
5.31%, 08/01/46 (Call 08/01/24)	700	777,035
Series 192
4.81%, 10/15/65	300	360,609

		7,409,334
OHIO — 0.29%
American Municipal Power Inc. RB BAB
8.08%, 02/15/50	600	1,003,710
Ohio State University (The) RB
Series A
3.80%, 12/01/46	450	473,567
4.80%, 06/01/11	200	218,054
Ohio State University (The) RB BAB
4.91%, 06/01/40	200	244,902
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	400	471,048

		2,411,281
OREGON — 0.14%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	250	296,602
5.68%, 06/30/28 (NPFGC)	500	603,540

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	$175	$228,545

		1,128,687
PENNSYLVANIA — 0.05%
Commonwealth Financing Authority RB Series A
4.14%, 06/01/38	400	424,876

		424,876
TEXAS — 0.70%
City of Houston TX GOL Series A
6.29%, 03/01/32	390	466,694
City of San Antonio TX Electric & Gas Systems Revenue RB
4.43%, 02/01/42	200	229,244
5.81%, 02/01/41	400	524,764
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	581,183
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	250	338,285
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	250	312,153
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	627,214
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[a]	200	302,586
State of Texas GO BAB
5.52%, 04/01/39	575	756,447
Series A
4.68%, 04/01/40	200	237,398
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	825	988,498

Security	Principal or Shares (000s)	Value
University of Texas System (The) RB BAB Series B
6.28%, 08/15/41 (Call 08/15/19)	$370	$401,535

		5,766,001
WASHINGTON — 0.08%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	190,370
State of Washington GO BAB Series F
5.14%, 08/01/40	350	439,743

		630,113

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $49,129,789)		51,068,102

SHORT-TERM INVESTMENTS — 8.70%

MONEY MARKET FUNDS — 8.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[f,g,h]	67,819	67,839,145
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[f,g]	3,728	3,727,846

		71,566,991

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,549,428)		71,566,991

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 107.11%
(Cost: $860,809,092)[i]	$880,690,587
Other Assets, Less Liabilities — (7.11)%	(58,431,241)

NET ASSETS — 100.00%	$822,259,346

BAB  —  Build America Bond

GO   —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Schedule 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $860,921,775. Net unrealized appreciation was $19,768,812, of which $26,255,815 represented gross unrealized appreciation on investments and $6,487,003 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	66,179	1,640	[b]	—	67,819	$67,839,145	$1,398	$(7,774)	$—	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	11,390	—		(7,662)[b]	3,728	3,727,846	—	—	34,034

						$71,566,991	$1,398	$(7,774)	$34,034

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$713,018,024	$—	$713,018,024
Foreign government obligations	—	45,037,470	—	45,037,470
Municipal debt obligations	—	51,068,102	—	51,068,102
Money market funds	71,566,991	—	—	71,566,991

Total	$71,566,991	$809,123,596	$—	$880,690,587

See notes to financial statements.

SCHEDULE OF INVESTMENTS	37

Statement of Assets and Liabilities (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2017

ASSETS
Investments in securities, at cost:
Unaffiliated	$789,259,664
Affiliated (Note 2)	71,549,428

Total cost of investments in securities	$860,809,092

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$809,123,596
Affiliated (Note 2)	71,566,991
Cash	8,636
Receivables:
Investment securities sold	6,283,176
Dividends and interest	10,010,101

Total Assets	896,992,500

LIABILITIES
Payables:
Investment securities purchased	6,781,324
Collateral for securities on loan (Note 1)	67,812,360
Investment advisory fees (Note 2)	139,470

Total Liabilities	74,733,154

NET ASSETS	$822,259,346

Net assets consist of:
Paid-in capital	$810,095,141
Undistributed net investment income	2,765,293
Accumulated net realized loss	(10,482,583)
Net unrealized appreciation	19,881,495

NET ASSETS	$822,259,346

Shares outstanding[b]	13,200,000

Net asset value per share	$62.29

[a]	Securities on loan with a value of $64,982,824. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

Six months ended August 31, 2017

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$34,034
Interest — unaffiliated	17,563,871
Securities lending income — affiliated — net (Note 2)	110,455

Total investment income	17,708,360

EXPENSES
Investment advisory fees (Note 2)	831,076
Proxy fees	17,883

Total expenses	848,959

Net investment income	16,859,401

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(569,015)
Investments — affiliated (Note 2)	1,398
In-kind redemptions — unaffiliated	1,827,321

Net realized gain	1,259,704

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	32,291,338
Investments — affiliated (Note 2)	(7,774)

Net change in unrealized appreciation/depreciation	32,283,564

Net realized and unrealized gain	33,543,268

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,402,669

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

iSHARES® 10+ YEAR CREDIT BOND ETF

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,859,401	$39,108,463
Net realized gain	1,259,704	7,341,421
Net change in unrealized appreciation/depreciation	32,283,564	33,040,354

Net increase in net assets resulting from operations	50,402,669	79,490,238

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,997,303)	(38,936,880)

Total distributions to shareholders	(16,997,303)	(38,936,880)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	54,496,656	314,843,654
Cost of shares redeemed	(96,400,967)	(310,186,638)

Net increase (decrease) in net assets from capital share transactions	(41,904,311)	4,657,016

INCREASE (DECREASE) IN NET ASSETS	(8,498,945)	45,210,374

NET ASSETS
Beginning of period	830,758,291	785,547,917

End of period	$822,259,346	$830,758,291

Undistributed net investment income included in net assets at end of period	$2,765,293	$2,903,195

SHARES ISSUED AND REDEEMED
Shares sold	900,000	5,200,000
Shares redeemed	(1,600,000)	(5,200,000)

Net decrease in shares outstanding	(700,000)	—

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$59.77	$56.51	$62.53	$57.87	$61.05	$59.51

Income from investment operations:
Net investment income[a]	1.24	2.48	2.55	2.59	2.68	2.65
Net realized and unrealized gain (loss)[b]	2.52	3.25	(6.02)	4.59	(3.03)	1.59

Total from investment operations	3.76	5.73	(3.47)	7.18	(0.35)	4.24

Less distributions from:
Net investment income	(1.24)	(2.47)	(2.55)	(2.52)	(2.74)	(2.70)
Net realized gain	—	—	—	—	(0.09)	—

Total distributions	(1.24)	(2.47)	(2.55)	(2.52)	(2.83)	(2.70)

Net asset value, end of period	$62.29	$59.77	$56.51	$62.53	$57.87	$61.05

Total return	6.38%[c]	10.21%	(5.53)%	12.64%	(0.41)%[d]	7.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$822,259	$830,758	$785,548	$850,376	$283,548	$421,254
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.06%	4.10%	4.40%	4.28%	4.67%	4.33%
Portfolio turnover rate[f]	6%[c]	10%	11%	23%	12%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -0.43%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
10+ Year Credit Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of August 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2017 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2017:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas New York Branch	$376,096	$376,096	$—
BNP Paribas Prime Brokerage Inc.	191,106	191,106	—
BNP Paribas Prime Brokerage International Ltd.	1,762,465	1,762,465	—
Citigroup Global Markets Inc.	18,218,875	18,218,875	—
Credit Suisse Securities (USA) LLC	1,643,440	1,643,440	—
Deutsche Bank Securities Inc.	568,445	568,445	—
Goldman Sachs & Co.	9,666,233	9,666,233	—
HSBC Securities (USA) Inc.	5,297,446	5,297,446	—
JPMorgan Securities LLC	6,808,126	6,808,126	—
Merrill Lynch, Pierce, Fenner & Smith	4,196,197	4,196,197	—
Morgan Stanley & Co. LLC	6,007,880	6,007,880	—
MUFG Securities Americas Inc.	2,120,075	2,120,075	—
Nomura Securities International Inc.	404,212	404,212	—
SG Americas Securities LLC	338,775	338,775	—
Wells Fargo Securities LLC	7,383,453	7,383,453	—

	$64,982,824	$64,982,824	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2017, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $42,211.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2017, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $895,642 and $935,700, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months period ended August 31, 2017, were $55,899,551 and $51,651,965, respectively.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

In-kind purchases and sales (see Note 4) for the six months period ended August 31, 2017, were $52,531,721 and $90,649,906, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2017, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $11,629,604 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	49

Board Review and Approval of Investment Advisory

Contract

iSHARES® 10+ YEAR CREDIT BOND ETF

Under Section 15c of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15c Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15c Committee reviewed and discussed information provided in response to the 15c Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15c Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15c process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15c Committee. The Board noted that the 15c Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15c Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15c Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

and their shareholders. The Board and the 15c Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Supplemental Information (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-207-0817

AUGUST 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Intermediate Government/Credit Bond ETF | GVI | BATS
➢	iShares Government/Credit Bond ETF | GBF | NYSE Arca
➢	iShares Agency Bond ETF | AGZ | NYSE Arca
➢	iShares MBS ETF | MBB | NASDAQ

Fund Performance Overview

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

Performance as of August 31, 2017

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 1.97%, net of fees, while the total return for the Index was 2.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.64%	0.60%	0.82%	0.64%	0.60%	0.82%
5 Years	1.56%	1.51%	1.75%	8.02%	7.76%	9.08%
10 Years	3.61%	3.58%	3.76%	42.59%	42.09%	44.63%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,017.30	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	59.89%
Corporate Bonds & Notes	34.68
Foreign Government Obligations	5.31
Municipal Debt Obligations	0.12

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating[2]	Percentage of Total Investments [1]

Aaa	64.57%
Aa	4.26
A	13.50
Baa	16.22
Ba	0.91
B	0.01
Not Rated	0.53

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GOVERNMENT/CREDIT BOND ETF

Performance as of August 31, 2017

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 2.92%, net of fees, while the total return for the Index was 3.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.20%	0.18%	0.37%	0.20%	0.18%	0.37%
5 Years	2.04%	2.02%	2.23%	10.61%	10.51%	11.68%
10 Years	4.35%	4.29%	4.48%	53.13%	52.26%	54.94%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,029.20	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	54.77%
Corporate Bonds & Notes	39.52
Foreign Government Obligations	4.72
Municipal Debt Obligations	0.99

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating[2]	Percentage of Total Investments [1]

Aaa	59.01%
Aa	4.52
A	15.37
Baa	19.36
Ba	1.08
Not Rated	0.66

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® AGENCY BOND ETF

Performance as of August 31, 2017

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 1.73%, net of fees, while the total return for the Index was 1.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.43%	0.51%	0.64%	0.43%	0.51%	0.64%
5 Years	1.39%	1.42%	1.45%	7.14%	7.29%	7.48%
Since Inception	2.81%	2.83%	2.90%	27.69%	27.87%	28.64%

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,019.70	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments*

U.S. Government & Agency Obligations	91.08%
Foreign Government Obligations	8.92

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 8/31/17

Maturity	Percentage of Total Investments*

0-1 Year	2.60%
1-5 Years	70.41
5-10 Years	10.94
10-15 Years	11.12
15-20 Years	2.57
More than 20 Years	2.36

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MBS ETF

Performance as of August 31, 2017

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Bloomberg Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 2.10%, net of fees, while the total return for the Index was 2.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.60%	0.66%	0.80%	0.60%	0.66%	0.80%
5 Years	1.81%	1.80%	2.05%	9.36%	9.35%	10.69%
10 Years	3.89%	3.88%	4.24%	46.43%	46.29%	51.44%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.00	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY ISSUER

As of 8/31/17

Issuer	Percentage of Total Investments*

Federal National Mortgage Association	43.68%
Federal Home Loan Mortgage Corp.	28.37
Government National Mortgage Association	27.95

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 8/31/17

Maturity	Percentage of Total Investments*

1-5 Years	0.07%
5-10 Years	1.16
10-15 Years	8.02
15-20 Years	7.52
More than 20 Years	83.23

TOTAL	100.00%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2017 and held through August 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 34.07%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$50	$52,606
Omnicom Group Inc.
3.63%, 05/01/22	200	209,634
3.65%, 11/01/24 (Call 08/01/24)	45	46,562
4.45%, 08/15/20	350	372,971
WPP Finance 2010
3.75%, 09/19/24	270	277,835
4.75%, 11/21/21	200	217,546

		1,177,154
AEROSPACE & DEFENSE — 0.44%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	30	29,935
2.25%, 06/15/26 (Call 03/15/26)	310	300,074
2.35%, 10/30/21	25	25,435
2.60%, 10/30/25 (Call 07/30/25)	40	39,996
2.80%, 03/01/27 (Call 12/01/26)	250	251,982
2.85%, 10/30/24 (Call 07/30/24)	300	306,855
4.88%, 02/15/20	288	309,704
6.00%, 03/15/19	225	239,555
Embraer Netherlands Finance BV
5.05%, 06/15/25	250	265,220
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)	135	128,880
2.25%, 11/15/22 (Call 08/15/22)	150	150,776
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	205	215,031
4.40%, 12/15/20	200	212,760
5.55%, 10/01/21	200	223,312
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	95	99,233
5.20%, 10/15/19	300	319,782
Lockheed Martin Corp.
1.85%, 11/23/18	100	100,230
2.50%, 11/23/20 (Call 10/23/20)	220	223,830
2.90%, 03/01/25 (Call 12/01/24)	250	252,202
3.10%, 01/15/23 (Call 11/15/22)	200	207,298
3.55%, 01/15/26 (Call 10/15/25)	400	419,096
4.25%, 11/15/19	300	315,057

Security	Principal (000s)	Value
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	$250	$255,770
3.25%, 08/01/23	650	678,190
3.50%, 03/15/21	350	367,178
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	550	557,821
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	180	183,229
3.50%, 03/15/27 (Call 12/15/26)	210	214,849
3.70%, 12/15/23 (Call 09/15/23)	200	210,852
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	65	66,728
United Technologies Corp.
1.50%, 11/01/19	400	398,592
1.95%, 11/01/21 (Call 10/01/21)	25	24,740
2.30%, 05/04/22 (Call 04/04/22)	250	250,093
2.65%, 11/01/26 (Call 08/01/26)	200	194,860
3.10%, 06/01/22	375	386,895
3.13%, 05/04/27 (Call 02/04/27)	250	251,043
4.50%, 04/15/20	150	159,665

		8,836,748
AGRICULTURE — 0.39%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	750	763,575
2.63%, 09/16/26 (Call 06/16/26)	35	34,122
2.85%, 08/09/22	504	514,534
4.00%, 01/31/24	340	364,772
4.75%, 05/05/21	600	655,302
9.70%, 11/10/18	10	10,924
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	100	97,169
4.48%, 03/01/21	250	271,017
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[a]	420	423,045
3.56%, 08/15/27 (Call 05/15/27)[a]	600	608,916
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	273	265,976
3.50%, 11/24/20 (Call 10/24/20)	220	226,492
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	250	247,598
2.13%, 05/10/23 (Call 03/10/23)	135	132,149

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 08/22/22	$150	$151,203
2.63%, 02/18/22 (Call 01/18/22)	190	192,312
2.63%, 03/06/23	250	251,625
2.90%, 11/15/21	25	25,633
3.13%, 08/17/27 (Call 05/17/27)	250	251,523
3.25%, 11/10/24	250	256,905
3.38%, 08/11/25 (Call 05/11/25)	275	284,889
3.60%, 11/15/23	200	211,256
4.50%, 03/26/20	250	266,287
Reynolds American Inc.
3.25%, 06/12/20	100	102,979
4.45%, 06/12/25 (Call 03/12/25)	630	682,277
4.85%, 09/15/23	250	276,837
8.13%, 06/23/19	250	276,740

		7,846,057
AIRLINES — 0.09%
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	182	195,114
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	500	516,260
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	300	304,845
2.75%, 11/06/19 (Call 10/06/19)	90	91,441
3.00%, 11/15/26 (Call 08/15/26)	380	376,637
United Airlines Pass Through Trust Series 2016-1, Class AA
3.10%, 01/07/30	250	250,492

		1,734,789
APPAREL — 0.03%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	400	387,724
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	101,884
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	100	104,980

		594,588
AUTO MANUFACTURERS — 0.85%
American Honda Finance Corp.
1.50%, 11/19/18	50	49,937
1.65%, 07/12/21	175	172,382
1.70%, 02/22/19	400	400,120
2.15%, 03/13/20	275	277,337

Security	Principal (000s)	Value
2.25%, 08/15/19	$250	$252,467
2.30%, 09/09/26	300	287,595
2.45%, 09/24/20	350	355,670
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	170	175,993
Ford Motor Credit Co. LLC
2.02%, 05/03/19	250	249,892
2.43%, 06/12/20	200	200,532
2.46%, 03/27/20	400	401,620
2.55%, 10/05/18	250	251,707
2.60%, 11/04/19	500	504,530
2.98%, 08/03/22 (Call 07/03/22)	200	199,832
3.16%, 08/04/20	500	510,965
3.20%, 01/15/21	450	458,487
3.22%, 01/09/22	500	508,010
3.34%, 03/28/22 (Call 02/28/22)	290	295,556
3.81%, 01/09/24 (Call 11/09/23)	260	265,538
4.13%, 08/04/25	1,000	1,027,420
4.25%, 09/20/22	555	586,935
5.88%, 08/02/21	400	447,372
8.13%, 01/15/20	200	226,238
General Motors Co.
3.50%, 10/02/18	100	101,641
General Motors Financial Co. Inc.
2.35%, 10/04/19	150	150,414
2.40%, 05/09/19	500	502,385
3.15%, 01/15/20 (Call 12/15/19)	500	510,005
3.20%, 07/13/20 (Call 06/13/20)	25	25,562
3.20%, 07/06/21 (Call 06/06/21)	300	304,785
3.45%, 04/10/22 (Call 02/10/22)	50	50,967
3.70%, 11/24/20 (Call 10/24/20)	523	543,020
3.70%, 05/09/23 (Call 03/09/23)	50	50,975
4.00%, 01/15/25 (Call 10/15/24)	1,000	1,015,380
4.00%, 10/06/26 (Call 07/06/26)	275	275,748
4.20%, 03/01/21 (Call 02/01/21)	500	525,895
4.35%, 01/17/27 (Call 10/17/26)	185	190,025
4.38%, 09/25/21	200	211,952
5.25%, 03/01/26 (Call 12/01/25)	255	277,751
PACCAR Financial Corp.
1.30%, 05/10/19	75	74,615
1.95%, 02/27/20	50	50,207
2.30%, 08/10/22	150	150,755
Toyota Motor Credit Corp.
1.40%, 05/20/19	100	99,551

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.70%, 02/19/19	$750	$751,170
2.00%, 10/24/18	400	402,040
2.13%, 07/18/19	1,050	1,058,820
2.15%, 03/12/20	475	479,308
2.60%, 01/11/22	50	50,971
2.63%, 01/10/23	325	329,998
3.20%, 01/11/27	300	310,713
3.40%, 09/15/21	300	315,483

		16,916,271
AUTO PARTS & EQUIPMENT — 0.02%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	65	66,247
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	127	136,068
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	250	269,360

		471,675
BANKS — 9.70%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	250	249,078
2.30%, 06/01/21	1,000	1,003,690
2.55%, 11/23/21	250	252,360
2.63%, 05/19/22	250	252,600
3.70%, 11/16/25	250	266,862
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	200	204,556
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	475	472,383
2.60%, 01/15/19	1,000	1,010,010
2.63%, 10/19/20	50	50,701
2.63%, 04/19/21	1,045	1,056,098
2.65%, 04/01/19	25	25,301
3.30%, 01/11/23	675	694,021
3.50%, 04/19/26	400	408,084
3.88%, 08/01/25	250	262,562
4.00%, 04/01/24	550	584,347
4.00%, 01/22/25	450	466,294
4.10%, 07/24/23	550	588,340
4.13%, 01/22/24	1,000	1,071,170
4.20%, 08/26/24	505	531,568
4.25%, 10/22/26	100	104,970
4.45%, 03/03/26	780	828,485

Security	Principal (000s)	Value
5.49%, 03/15/19	$200	$209,576
5.63%, 07/01/20	700	766,416
5.70%, 01/24/22	500	565,690
5.88%, 01/05/21	150	167,276
6.88%, 11/15/18	180	190,634
7.63%, 06/01/19	302	330,790
VRN, (3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[b]	500	502,430
VRN, (3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[b]	650	655,271
VRN, (3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[b]	1,050	1,073,058
Series L
2.25%, 04/21/20	685	688,247
3.95%, 04/21/25	180	185,620
Bank of Montreal
1.90%, 08/27/21	450	446,881
2.38%, 01/25/19 (Call 12/25/18)	676	681,874
2.55%, 11/06/22 (Call 10/06/22)	50	50,575
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	500	499,365
2.10%, 01/15/19 (Call 12/15/18)	462	464,375
2.20%, 05/15/19 (Call 04/15/19)	475	478,472
2.30%, 09/11/19 (Call 08/11/19)	500	504,665
2.45%, 11/27/20 (Call 10/27/20)	290	294,196
2.45%, 08/17/26 (Call 05/17/26)	400	386,340
2.50%, 04/15/21 (Call 03/15/21)	375	379,965
2.80%, 05/04/26 (Call 02/04/26)	275	273,438
3.00%, 02/24/25 (Call 01/24/25)	235	238,424
3.25%, 09/11/24 (Call 08/11/24)	40	41,300
3.25%, 05/16/27 (Call 02/16/27)	350	358,949
3.40%, 05/15/24 (Call 04/15/24)	690	719,691
3.65%, 02/04/24 (Call 01/05/24)	400	423,840
Series G
2.15%, 02/24/20 (Call 01/24/20)	25	25,219
Bank of Nova Scotia (The)
1.95%, 01/15/19	200	200,716
2.05%, 10/30/18	500	502,205
2.35%, 10/21/20	452	456,362

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.45%, 03/22/21	$250	$253,105
2.80%, 07/21/21	350	357,899
4.38%, 01/13/21	150	160,976
4.50%, 12/16/25	450	479,209
Bank One Corp.
7.63%, 10/15/26	25	32,440
Barclays Bank PLC
6.75%, 05/22/19	100	108,039
Barclays PLC
2.75%, 11/08/19	400	405,148
2.88%, 06/08/20	500	506,860
3.20%, 08/10/21	500	510,570
3.65%, 03/16/25	610	614,130
4.38%, 01/12/26	345	362,964
5.20%, 05/12/26	500	533,495
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	250	250,278
2.45%, 01/15/20 (Call 12/15/19)	500	507,515
2.75%, 04/01/22 (Call 03/01/22)	250	256,397
3.95%, 03/22/22 (Call 02/22/22)	100	106,443
6.85%, 04/30/19	312	337,188
BNP Paribas SA
2.40%, 12/12/18	134	135,207
2.45%, 03/17/19	275	277,907
4.25%, 10/15/24	200	210,734
5.00%, 01/15/21	850	928,829
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	100	103,891
BPCE SA
2.25%, 01/27/20	250	251,178
2.50%, 12/10/18	250	252,363
2.50%, 07/15/19	250	252,783
2.65%, 02/03/21	250	253,540
3.38%, 12/02/26	250	256,525
4.00%, 04/15/24	250	267,747
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	250	254,667
2.85%, 04/01/21 (Call 03/01/21)	250	256,690
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	250	248,970
2.55%, 06/16/22	50	50,473

Security	Principal (000s)	Value
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	$350	$352,376
3.20%, 02/05/25 (Call 01/05/25)	250	250,010
3.75%, 04/24/24 (Call 03/24/24)	250	259,660
3.75%, 07/28/26 (Call 06/28/26)	480	477,979
3.75%, 03/09/27 (Call 02/09/27)	600	608,754
4.20%, 10/29/25 (Call 09/29/25)	170	175,309
4.75%, 07/15/21	100	108,603
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)	500	495,345
2.40%, 09/05/19 (Call 08/05/19)	250	251,345
2.95%, 07/23/21 (Call 06/23/21)	400	406,912
Citigroup Inc.
2.05%, 12/07/18	375	376,204
2.05%, 06/07/19	250	250,473
2.35%, 08/02/21	100	99,865
2.40%, 02/18/20	450	453,888
2.45%, 01/10/20 (Call 12/10/19)	125	126,156
2.50%, 07/29/19	350	353,930
2.55%, 04/08/19	375	378,934
2.65%, 10/26/20	500	507,020
2.70%, 03/30/21	900	911,934
2.75%, 04/25/22 (Call 03/25/22)	450	453,388
2.90%, 12/08/21 (Call 11/08/21)	100	101,670
3.20%, 10/21/26 (Call 07/21/26)	600	593,586
3.30%, 04/27/25	300	304,980
3.40%, 05/01/26	438	440,764
3.50%, 05/15/23	322	330,298
3.70%, 01/12/26	700	721,644
3.75%, 06/16/24	100	105,109
3.88%, 10/25/23	300	315,804
3.88%, 03/26/25	400	410,288
4.00%, 08/05/24	200	208,546
4.05%, 07/30/22	50	52,685
4.40%, 06/10/25	350	369,995
4.50%, 01/14/22	883	953,499
4.60%, 03/09/26	425	454,134
5.38%, 08/09/20	125	136,429
5.50%, 09/13/25	400	451,868
VRN, (3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[b]	250	251,183

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[b]	$100	$103,340
Citizens Bank N.A./Providence RI
2.50%, 03/14/19 (Call 02/14/19)	500	504,470
2.65%, 05/26/22 (Call 04/26/22)	250	251,753
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	300	299,487
Comerica Bank
2.50%, 06/02/20	250	252,208
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	85,150
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	252,210
2.30%, 03/12/20	500	504,435
2.40%, 11/02/20	615	620,406
2.50%, 09/20/18	500	504,280
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	252,665
3.88%, 04/10/25 (Call 03/10/25)	250	252,300
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	255,055
3.95%, 11/09/22	500	526,710
4.50%, 01/11/21	375	404,332
Cooperatieve Rabobank UA/NY
2.25%, 01/14/19	1,000	1,008,100
2.50%, 01/19/21	500	507,100
2.75%, 01/10/22	250	255,235
Credit Suisse AG/New York NY
2.30%, 05/28/19	500	504,300
3.00%, 10/29/21	750	769,575
3.63%, 09/09/24	700	733,446
5.40%, 01/14/20	400	428,928
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	500	511,680
3.45%, 04/16/21	345	356,123
3.75%, 03/26/25	390	399,040
3.80%, 09/15/22	350	365,799
3.80%, 06/09/23	250	260,727
4.55%, 04/17/26	500	537,385
Deutsche Bank AG
2.85%, 05/10/19	625	631,731

Security	Principal (000s)	Value
2.95%, 08/20/20	$727	$736,509
3.13%, 01/13/21	200	202,958
3.38%, 05/12/21	250	255,852
4.10%, 01/13/26	250	259,137
Deutsche Bank AG/London
2.50%, 02/13/19	350	351,890
3.70%, 05/30/24	365	373,282
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	500	503,985
3.10%, 06/04/20 (Call 05/04/20)	250	256,080
3.45%, 07/27/26 (Call 04/27/26)	250	247,643
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	200	201,410
2.88%, 07/27/20 (Call 06/27/20)	250	255,637
4.30%, 01/16/24 (Call 12/16/23)	200	214,164
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	199,062
2.30%, 03/15/19 (Call 02/15/19)	200	201,824
2.38%, 04/25/19 (Call 03/25/19)	700	707,322
3.85%, 03/15/26 (Call 02/15/26)	400	417,444
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	250	250,420
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	305	307,010
2.35%, 11/15/21 (Call 11/15/20)	205	203,725
2.55%, 10/23/19	275	278,281
2.60%, 04/23/20 (Call 03/23/20)	135	136,677
2.60%, 12/27/20 (Call 12/27/19)	250	252,488
2.63%, 04/25/21 (Call 03/25/21)	410	413,276
2.75%, 09/15/20 (Call 08/15/20)	1,825	1,855,642
2.88%, 02/25/21 (Call 01/25/21)	650	661,492
3.00%, 04/26/22 (Call 04/26/21)	300	304,776
3.50%, 01/23/25 (Call 10/23/24)	300	305,688
3.50%, 11/16/26 (Call 11/16/25)	500	502,995
3.63%, 01/22/23	75	77,957
3.75%, 05/22/25 (Call 02/22/25)	300	309,318
3.75%, 02/25/26 (Call 11/25/25)	100	103,157
3.85%, 07/08/24 (Call 04/08/24)	900	943,515
3.85%, 01/26/27 (Call 01/26/26)	1,250	1,287,075
4.00%, 03/03/24	1,000	1,058,830
4.25%, 10/21/25	400	418,780
5.25%, 07/27/21	750	826,222
5.38%, 03/15/20	500	539,860
5.75%, 01/24/22	1,000	1,128,590

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.95%, 01/15/27	$85	$99,974
6.00%, 06/15/20	125	137,855
7.50%, 02/15/19	525	566,596
VRN, (3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[b]	250	250,875
HSBC Bank USA N.A.
4.88%, 08/24/20	350	377,597
HSBC Holdings PLC
2.65%, 01/05/22	400	402,380
2.95%, 05/25/21	400	408,456
3.40%, 03/08/21	500	518,075
3.90%, 05/25/26	500	524,415
4.00%, 03/30/22	400	425,240
4.25%, 03/14/24	500	525,835
4.30%, 03/08/26	755	813,596
4.38%, 11/23/26	250	262,847
5.10%, 04/05/21	400	438,136
VRN, (3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[b]	465	476,727
VRN, (3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[b]	500	525,280
HSBC USA Inc.
2.35%, 03/05/20	400	403,804
2.38%, 11/13/19	600	605,922
2.63%, 09/24/18	550	555,599
3.50%, 06/23/24	300	311,859
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	250	248,160
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	251,178
2.40%, 04/01/20 (Call 03/01/20)	250	252,165
2.50%, 08/07/22 (Call 07/07/22)	250	250,003
2.88%, 08/20/20 (Call 07/20/20)	250	255,385
Industrial & Commercial Bank of China Ltd./New York
2.64%, 05/26/21	500	500,365
ING Groep NV
3.95%, 03/29/27	300	314,802
Intesa Sanpaolo SpA
3.88%, 01/15/19	250	255,485
5.25%, 01/12/24	250	277,297

Security	Principal (000s)	Value
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	$350	$350,493
2.20%, 10/22/19	450	454,473
2.25%, 01/23/20 (Call 12/23/19)	850	857,225
2.35%, 01/28/19	425	429,003
2.40%, 06/07/21 (Call 05/07/21)	250	252,030
2.55%, 10/29/20 (Call 09/29/20)	1,000	1,014,490
2.55%, 03/01/21 (Call 02/01/21)	350	354,466
2.70%, 05/18/23 (Call 03/18/23)	750	752,182
2.75%, 06/23/20 (Call 05/23/20)	300	306,132
2.95%, 10/01/26 (Call 07/01/26)	350	344,526
2.97%, 01/15/23 (Call 01/15/22)	770	783,552
3.20%, 01/25/23	371	381,759
3.20%, 06/15/26 (Call 03/15/26)	350	350,133
3.25%, 09/23/22	740	765,715
3.30%, 04/01/26 (Call 01/01/26)	947	955,438
3.38%, 05/01/23	799	819,942
3.63%, 05/13/24	600	629,124
3.88%, 02/01/24	750	797,640
3.88%, 09/10/24	100	104,648
3.90%, 07/15/25 (Call 04/15/25)	450	477,076
4.25%, 10/15/20	650	692,250
4.35%, 08/15/21	500	539,010
4.40%, 07/22/20	25	26,669
4.50%, 01/24/22	600	652,122
4.63%, 05/10/21	400	433,760
4.95%, 03/25/20	300	321,945
VRN, (3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[b]	650	655,167
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[b]	500	517,955
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	250	249,600
1.65%, 09/23/19 (Call 08/23/19)	250	249,708
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	250	251,270
2.50%, 11/22/21	410	414,338
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	201,416
2.90%, 09/15/20	350	358,333
5.10%, 03/24/21	300	329,403

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
KfW
1.00%, 09/07/18	$50	$49,807
1.00%, 07/15/19	250	247,775
1.13%, 11/16/18	1,550	1,544,931
1.25%, 09/30/19	750	745,950
1.50%, 02/06/19	2,000	2,001,600
1.50%, 04/20/20	1,050	1,048,320
1.63%, 05/29/20	100	100,133
1.63%, 03/15/21	2,000	1,994,980
1.75%, 03/31/20	100	100,519
1.88%, 04/01/19	2,150	2,164,082
1.88%, 06/30/20	1,000	1,007,820
1.88%, 11/30/20	500	503,130
2.00%, 05/02/25[c]	1,350	1,334,731
2.13%, 03/07/22	1,100	1,113,288
2.13%, 06/15/22	1,100	1,112,111
2.13%, 01/17/23	300	302,619
2.50%, 11/20/24	1,300	1,330,693
2.63%, 01/25/22	925	956,126
2.75%, 09/08/20	250	258,120
2.75%, 10/01/20	1,300	1,342,692
4.00%, 01/27/20	150	158,642
Korea Development Bank (The)
2.25%, 05/18/20	400	398,808
3.00%, 09/14/22	500	510,475
3.00%, 01/13/26	200	200,260
4.63%, 11/16/21	200	216,744
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	200	199,314
1.88%, 09/17/18	600	603,072
2.00%, 01/13/25	500	494,350
2.25%, 10/01/21	50	50,846
2.38%, 06/10/25[c]	375	379,796
Lloyds Bank PLC
2.05%, 01/22/19	200	200,722
2.70%, 08/17/20	250	254,725
6.38%, 01/21/21	150	169,881
Lloyds Banking Group PLC
3.75%, 01/11/27	600	611,940
4.58%, 12/10/25	250	263,827
4.65%, 03/24/26	400	424,180
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	250	251,775
2.50%, 05/18/22 (Call 04/18/22)	300	302,517

Security	Principal (000s)	Value
2.90%, 02/06/25 (Call 01/06/25)	$250	$251,063
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	300	301,632
2.76%, 09/13/26[c]	250	244,065
2.95%, 03/01/21	800	817,336
3.68%, 02/22/27	150	157,085
3.85%, 03/01/26	650	686,543
Mizuho Financial Group Inc.
2.27%, 09/13/21	250	247,963
3.66%, 02/28/27	205	214,393
Morgan Stanley
2.38%, 07/23/19	500	503,510
2.45%, 02/01/19	340	342,679
2.50%, 01/24/19	525	529,846
2.50%, 04/21/21	250	251,505
2.63%, 11/17/21	275	277,313
2.65%, 01/27/20	555	563,397
2.75%, 05/19/22	100	100,802
2.80%, 06/16/20	100	101,835
3.13%, 07/27/26	850	839,358
3.63%, 01/20/27	675	690,667
3.70%, 10/23/24	900	936,891
3.88%, 01/27/26	515	538,180
3.95%, 04/23/27	350	356,965
4.00%, 07/23/25	605	637,743
4.10%, 05/22/23	225	236,367
4.35%, 09/08/26	1,340	1,407,670
4.88%, 11/01/22	800	872,640
5.50%, 01/26/20	400	431,596
5.50%, 07/24/20	400	437,192
5.50%, 07/28/21	350	389,350
5.63%, 09/23/19	200	214,378
5.75%, 01/25/21	500	555,220
7.30%, 05/13/19	800	870,504
VRN, (3 mo. LIBOR US + 1.340%)
3.59%, 07/22/28 (Call 07/22/27)[b]	500	506,060
Series F
3.88%, 04/29/24	500	526,035
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	350	348,530
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	750	756,585

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
2.50%, 05/22/22	$250	$250,755
2.50%, 07/12/26	250	241,215
2.63%, 07/23/20	500	509,125
2.63%, 01/14/21	250	253,573
2.80%, 01/10/22	250	254,885
3.38%, 01/14/26	250	257,805
National Bank of Canada
2.10%, 12/14/18	250	250,875
2.15%, 06/12/20 (Call 05/12/20)	250	250,685
National City Corp.
6.88%, 05/15/19	1,166	1,259,711
Northern Trust Corp.
3.38%, 08/23/21	150	156,891
3.45%, 11/04/20	113	118,075
3.95%, 10/30/25	100	107,369
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	500	496,630
1.38%, 02/10/20	650	646,717
1.50%, 10/21/20	475	472,036
1.88%, 01/20/21	250	250,950
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[d]	250	250,603
2.20%, 01/28/19 (Call 12/29/18)[d]	500	503,100
2.30%, 06/01/20 (Call 05/02/20)[d]	500	505,015
2.70%, 11/01/22 (Call 10/01/22)[d]	250	252,293
3.25%, 06/01/25 (Call 05/02/25)[d]	250	257,445
4.20%, 11/01/25 (Call 10/02/25)[d]	250	272,425
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22 (Call 02/06/22)[d]	400	418,152
3.90%, 04/29/24 (Call 03/29/24)[d]	250	265,587
4.38%, 08/11/20[d]	350	373,733
RBC USA Holdco Corp.
5.25%, 09/15/20	400	435,180

Security	Principal (000s)	Value
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	$250	$250,753
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	250	256,800
Royal Bank of Canada
1.63%, 04/15/19	250	249,530
2.00%, 12/10/18	750	753,487
2.13%, 03/02/20	200	201,322
2.15%, 03/15/19	250	251,833
2.15%, 03/06/20	225	226,467
2.35%, 10/30/20	544	549,331
4.65%, 01/27/26	350	379,365
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	450	460,507
4.80%, 04/05/26	450	482,913
6.40%, 10/21/19	250	271,050
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	150	150,776
4.50%, 07/17/25 (Call 04/17/25)	375	393,019
Santander Issuances SAU
5.18%, 11/19/25	200	215,410
Santander UK Group Holdings PLC
2.88%, 10/16/20	300	305,124
3.13%, 01/08/21	295	301,667
Santander UK PLC
2.38%, 03/16/20	475	479,902
2.50%, 03/14/19	250	252,553
4.00%, 03/13/24	335	357,133
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	246,885
2.30%, 03/11/20	500	504,130
State Street Corp.
1.95%, 05/19/21	310	310,217
2.65%, 05/19/26	250	246,738
3.55%, 08/18/25	280	296,932
3.70%, 11/20/23	325	349,661
4.38%, 03/07/21	300	323,280
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,150	1,163,340
2.45%, 10/20/20	500	503,710
3.65%, 07/23/25	500	527,225
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	175	178,864

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.01%, 10/19/26	$250	$248,635
3.45%, 01/11/27	700	720,552
3.78%, 03/09/26	325	342,322
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	250	250,995
3.30%, 05/15/26 (Call 04/15/26)	250	249,838
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	12	12,072
2.70%, 01/27/22 (Call 12/27/21)	250	252,978
2.90%, 03/03/21 (Call 02/03/21)	750	766,702
SVB Financial Group
3.50%, 01/29/25	200	202,046
Svenska Handelsbanken AB
1.50%, 09/06/19	250	248,485
1.88%, 09/07/21	250	247,323
2.40%, 10/01/20	250	253,213
2.45%, 03/30/21	250	253,040
2.50%, 01/25/19	650	657,098
Synovus Financial Corp.
7.88%, 02/15/19	50	53,680
Toronto-Dominion Bank (The)
1.45%, 09/06/18	250	249,723
1.80%, 07/13/21	350	346,682
2.13%, 07/02/19	400	403,124
2.13%, 04/07/21	475	476,586
2.25%, 11/05/19	300	302,703
2.50%, 12/14/20	250	254,152
2.63%, 09/10/18	272	274,894
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	16	16,075
2.35%, 01/29/21 (Call 12/29/20)	250	252,988
2.63%, 01/24/22 (Call 12/23/21)	250	254,882
2.95%, 07/15/22 (Call 06/15/22)	386	396,441
3.10%, 04/27/26 (Call 03/27/26)	450	452,538
3.70%, 01/30/24 (Call 12/29/23)	175	186,284
4.13%, 05/24/21 (Call 04/23/21)	100	107,266
Series F
3.60%, 09/11/24 (Call 08/11/24)	275	288,766
Series V
2.38%, 07/22/26 (Call 06/22/26)	250	240,823
Series X
3.15%, 04/27/27 (Call 03/27/27)	100	101,665
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	450	453,600

Security	Principal (000s)	Value
2.80%, 01/27/25 (Call 12/27/24)	$250	$251,270
UBS AG/Stamford CT
2.35%, 03/26/20	500	504,650
2.38%, 08/14/19	500	505,130
Wells Fargo & Co.
2.10%, 07/26/21	600	597,906
2.13%, 04/22/19	550	553,371
2.15%, 01/15/19	300	301,911
2.50%, 03/04/21	740	747,807
2.55%, 12/07/20	410	415,519
2.60%, 07/22/20	624	633,329
3.00%, 02/19/25	1,000	1,001,940
3.00%, 04/22/26	950	940,367
3.00%, 10/23/26	300	296,610
3.30%, 09/09/24	400	410,608
3.50%, 03/08/22	325	340,119
3.55%, 09/29/25	786	814,068
4.10%, 06/03/26	735	771,926
4.48%, 01/16/24	500	542,170
4.60%, 04/01/21	425	459,612
VRN, (3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[b]	460	470,189
Series M
3.45%, 02/13/23	475	489,084
Series N
2.15%, 01/30/20	600	602,910
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	250,095
2.15%, 12/06/19	500	503,990
Westpac Banking Corp.
1.60%, 08/19/19	275	273,685
1.65%, 05/13/19	150	149,666
1.95%, 11/23/18	250	250,710
2.00%, 08/19/21	250	248,385
2.10%, 05/13/21	335	334,591
2.50%, 06/28/22	250	251,340
2.60%, 11/23/20	500	508,120
2.70%, 08/19/26	250	244,883
2.80%, 01/11/22	100	102,308
2.85%, 05/13/26	295	293,026
3.35%, 03/08/27	300	308,211
4.88%, 11/19/19	400	425,504

		193,085,045

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
BEVERAGES — 0.87%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	$695	$696,863
2.15%, 02/01/19	825	830,651
2.65%, 02/01/21 (Call 01/01/21)	1,100	1,122,088
3.30%, 02/01/23 (Call 12/01/22)	1,250	1,298,375
3.65%, 02/01/26 (Call 11/01/25)	1,425	1,483,054
3.70%, 02/01/24	500	529,875
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	750	757,777
5.38%, 01/15/20	550	594,973
7.75%, 01/15/19	675	729,027
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	200	206,092
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	250	259,718
Coca-Cola Co. (The)
1.38%, 05/30/19	75	74,932
1.55%, 09/01/21	200	197,464
1.65%, 11/01/18	500	501,175
1.88%, 10/27/20	250	250,988
2.25%, 09/01/26	150	144,339
2.45%, 11/01/20	400	408,156
2.55%, 06/01/26	250	247,460
2.88%, 10/27/25	300	304,989
2.90%, 05/25/27	250	252,560
3.15%, 11/15/20	25	26,047
3.20%, 11/01/23	295	308,868
3.30%, 09/01/21	250	263,378
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	264	266,004
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	550	569,068
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	150	152,723
Diageo Investment Corp.
2.88%, 05/11/22	250	257,730
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	200	191,444
3.13%, 12/15/23 (Call 10/15/23)	250	257,573
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	595	588,300
3.00%, 07/15/26 (Call 04/15/26)	100	98,006

Security	Principal (000s)	Value
PepsiCo Inc.
1.35%, 10/04/19	$230	$228,940
1.50%, 02/22/19	140	140,003
2.15%, 10/14/20 (Call 09/14/20)	600	606,474
2.25%, 01/07/19 (Call 12/07/18)	175	176,671
2.25%, 05/02/22 (Call 04/02/22)	400	403,100
2.38%, 10/06/26 (Call 07/06/26)	350	339,353
2.75%, 03/05/22	375	387,686
2.75%, 04/30/25 (Call 01/30/25)	100	101,137
2.85%, 02/24/26 (Call 11/24/25)	275	277,403
3.00%, 08/25/21	201	209,516
3.13%, 11/01/20	100	103,975
3.60%, 03/01/24 (Call 12/01/23)	400	427,444

		17,271,399
BIOTECHNOLOGY — 0.48%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	85	83,830
2.13%, 05/01/20 (Call 04/01/20)	300	301,548
2.20%, 05/22/19 (Call 04/22/19)	250	251,450
2.60%, 08/19/26 (Call 05/19/26)	315	303,206
2.65%, 05/11/22 (Call 04/11/22)	165	166,393
3.63%, 05/22/24 (Call 02/22/24)	600	630,282
3.88%, 11/15/21 (Call 08/15/21)	425	450,428
4.10%, 06/15/21 (Call 03/15/21)	100	106,463
4.50%, 03/15/20	200	212,580
5.70%, 02/01/19	212	223,647
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	300	305,145
4.00%, 06/23/25 (Call 03/23/25)	400	421,300
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	150	161,858
Biogen Inc.
2.90%, 09/15/20	155	158,608
4.05%, 09/15/25 (Call 06/15/25)	345	368,981
Celgene Corp.
2.25%, 05/15/19	200	201,276
2.25%, 08/15/21	250	249,897
2.88%, 08/15/20	100	102,547
3.25%, 08/15/22	210	217,348
3.55%, 08/15/22	25	26,234
3.88%, 08/15/25 (Call 05/15/25)	675	714,980
3.95%, 10/15/20	245	259,134
4.00%, 08/15/23	250	269,680

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Gilead Sciences Inc.
1.85%, 09/04/18	$16	$16,068
1.95%, 03/01/22 (Call 02/01/22)[c]	195	192,966
2.05%, 04/01/19	250	251,290
2.55%, 09/01/20	1,090	1,109,533
2.95%, 03/01/27 (Call 12/01/26)	100	99,395
3.25%, 09/01/22 (Call 07/01/22)	140	145,750
3.50%, 02/01/25 (Call 11/01/24)	600	627,996
3.65%, 03/01/26 (Call 12/01/25)	325	341,731
3.70%, 04/01/24 (Call 01/01/24)	374	396,391
4.50%, 04/01/21 (Call 01/01/21)	100	107,838

		9,475,773
BUILDING MATERIALS — 0.08%
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	100	101,864
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[e]	25	26,212
3.75%, 12/01/21 (Call 09/01/21)	200	210,264
3.90%, 02/14/26 (Call 11/14/25)	100	106,676
4.25%, 03/01/21	36	38,326
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	80	80,790
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	100	107,396
4.45%, 04/01/25 (Call 01/01/25)	100	107,644
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	150	159,749
4.20%, 12/01/24 (Call 09/01/24)	300	316,689
Vulcan Materials Co.
7.50%, 06/15/21	250	294,910

		1,550,520
CHEMICALS — 0.53%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	154,151
3.50%, 06/01/23 (Call 03/01/23)	125	129,610
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	250	262,077
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	380	390,496
3.65%, 07/15/24 (Call 04/15/24)	175	183,960

Security	Principal (000s)	Value
Cabot Corp.
3.70%, 07/15/22	$180	$186,385
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	100	103,107
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	430	441,249
3.50%, 10/01/24 (Call 07/01/24)	150	156,051
4.25%, 11/15/20 (Call 08/15/20)	300	318,588
8.55%, 05/15/19	475	527,240
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	220	223,177
3.60%, 08/15/22 (Call 05/15/22)	195	203,182
3.80%, 03/15/25 (Call 12/15/24)	100	103,755
EI du Pont de Nemours & Co.
2.80%, 02/15/23	350	356,027
3.63%, 01/15/21	175	184,035
4.25%, 04/01/21	275	295,201
4.63%, 01/15/20	225	239,234
5.75%, 03/15/19	75	79,413
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	90	93,762
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	100	100,338
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	345	358,921
5.75%, 04/15/24 (Call 01/15/24)	250	287,755
6.00%, 11/15/21 (Call 08/17/21)	400	452,812
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	200	198,724
Monsanto Co.
2.13%, 07/15/19	300	300,954
3.38%, 07/15/24 (Call 04/15/24)	285	293,675
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	250	261,043
4.25%, 11/15/23 (Call 08/15/23)[c]	100	104,802
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	200	197,266
3.63%, 03/15/24 (Call 12/15/23)	269	277,118
4.00%, 12/15/26 (Call 09/15/26)	300	316,134
6.50%, 05/15/19	75	80,270
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	200	201,564
3.60%, 11/15/20	200	209,378

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Praxair Inc.
1.25%, 11/07/18	$100	$99,671
2.20%, 08/15/22 (Call 05/15/22)	100	99,964
2.65%, 02/05/25 (Call 11/05/24)	70	69,788
2.70%, 02/21/23 (Call 11/21/22)	75	76,091
3.00%, 09/01/21	100	103,567
3.20%, 01/30/26 (Call 10/30/25)	25	25,807
4.05%, 03/15/21	100	106,913
4.50%, 08/15/19	256	269,325
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	100	102,898
Sherwin-Williams Co. (The)
2.25%, 05/15/20	25	25,117
2.75%, 06/01/22 (Call 05/01/22)	260	261,895
3.45%, 06/01/27 (Call 03/01/27)	75	76,105
4.20%, 01/15/22 (Call 10/15/21)	150	159,240
Syngenta Finance NV
3.13%, 03/28/22	325	323,823
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	500	504,625

		10,576,283
COMMERCIAL SERVICES — 0.20%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	440	445,865
3.38%, 09/15/25 (Call 06/15/25)	165	172,552
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	450	469,003
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	150	150,890
2.70%, 11/01/26 (Call 08/01/26)	350	341,317
3.25%, 01/14/23 (Call 11/14/22)	450	468,769
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	206,760
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[a]	250	250,240
4.88%, 02/15/24 (Call 11/15/23)	250	278,985
5.50%, 09/01/20	120	131,594
Princeton University Series A
4.95%, 03/01/19	50	52,443
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	370	361,405
3.30%, 08/14/20 (Call 07/14/20)	85	87,228

Security	Principal (000s)	Value
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	$90	$99,868
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	350	368,399
5.80%, 05/01/21	100	111,390
Western Union Co. (The)
5.25%, 04/01/20	66	70,656

		4,067,364
COMPUTERS — 0.99%
Apple Inc.
1.10%, 08/02/19	50	49,614
1.55%, 02/07/20	325	324,246
1.55%, 08/04/21 (Call 07/04/21)	130	128,137
1.70%, 02/22/19	270	270,783
1.90%, 02/07/20	100	100,555
2.10%, 05/06/19	300	302,985
2.15%, 02/09/22	250	250,673
2.25%, 02/23/21 (Call 01/23/21)	1,080	1,092,031
2.40%, 05/03/23	400	401,100
2.50%, 02/09/22 (Call 01/09/22)	250	254,445
2.50%, 02/09/25	75	74,375
2.70%, 05/13/22	1,100	1,126,279
2.85%, 05/06/21	1,000	1,032,390
2.85%, 02/23/23 (Call 12/23/22)	500	513,430
3.20%, 05/13/25	690	713,025
3.20%, 05/11/27 (Call 02/11/27)	695	711,381
3.25%, 02/23/26 (Call 11/23/25)	535	552,949
3.35%, 02/09/27 (Call 11/09/26)	310	321,070
3.45%, 05/06/24	652	687,143
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[a]	1,150	1,211,881
5.45%, 06/15/23 (Call 04/15/23)[a]	1,020	1,116,676
6.02%, 06/15/26 (Call 03/15/26)[a]	540	603,245
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	175	184,854
4.45%, 09/18/22	150	159,087
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	50	50,529
3.60%, 10/15/20 (Call 09/15/20)	900	933,966
4.40%, 10/15/22 (Call 08/15/22)	400	427,456
4.90%, 10/15/25 (Call 07/15/25)	400	425,124

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
HP Inc.
4.05%, 09/15/22	$289	$307,898
4.30%, 06/01/21	300	319,881
4.65%, 12/09/21	600	649,680
International Business Machines Corp.
1.63%, 05/15/20[c]	500	498,680
1.88%, 08/01/22	300	294,987
2.88%, 11/09/22	550	564,657
2.90%, 11/01/21	550	568,056
3.38%, 08/01/23	500	523,100
3.45%, 02/19/26	500	517,260
3.63%, 02/12/24	300	316,182
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	45	46,355
Seagate HDD Cayman
3.75%, 11/15/18	415	421,831
4.75%, 06/01/23	300	302,976
4.88%, 03/01/24 (Call 01/01/24)[a]	350	345,517

		19,696,489
COSMETICS & PERSONAL CARE — 0.18%
Colgate-Palmolive Co.
2.30%, 05/03/22	300	303,747
2.45%, 11/15/21	200	203,992
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	90	89,178
3.15%, 03/15/27 (Call 12/15/26)	180	184,450
Procter & Gamble Co. (The)
1.60%, 11/15/18	264	264,681
1.70%, 11/03/21	60	59,398
1.90%, 11/01/19	110	110,727
2.30%, 02/06/22	550	558,332
2.45%, 11/03/26	100	98,759
2.70%, 02/02/26	110	111,113
2.85%, 08/11/27	250	253,525
Unilever Capital Corp.
1.38%, 07/28/21	250	244,330
2.00%, 07/28/26	250	232,785
2.20%, 05/05/22 (Call 04/05/22)	250	250,475
2.90%, 05/05/27 (Call 02/05/27)	250	249,800
4.25%, 02/10/21	250	269,140

		3,484,432

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 1.42%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	$500	$522,105
4.50%, 05/15/21	800	849,768
4.63%, 10/30/20	350	372,873
Affiliated Managers Group Inc.
3.50%, 08/01/25	200	204,030
4.25%, 02/15/24	100	105,996
Air Lease Corp.
2.13%, 01/15/20	110	110,083
2.63%, 09/04/18 (Call 08/04/18)	220	221,445
2.63%, 07/01/22 (Call 06/01/22)	90	89,889
3.38%, 01/15/19 (Call 12/15/18)	185	188,339
3.38%, 06/01/21 (Call 05/01/21)	110	113,535
3.63%, 04/01/27 (Call 01/01/27)	80	80,604
4.25%, 09/15/24 (Call 06/15/24)	250	264,833
4.75%, 03/01/20	150	159,315
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	500	502,370
2.65%, 12/02/22	500	507,560
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	100	99,667
1.88%, 11/05/18 (Call 10/05/18)	155	155,561
2.13%, 03/18/19	825	830,206
2.25%, 08/15/19	450	453,856
2.25%, 05/05/21 (Call 04/04/21)	850	854,326
2.38%, 05/26/20 (Call 04/25/20)	410	414,846
2.70%, 03/03/22 (Call 01/31/22)	210	214,106
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	50	49,338
4.00%, 10/15/23	390	420,829
5.30%, 03/15/20	240	259,764
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	100	104,198
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	550	552,167
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	80	81,163
3.20%, 03/02/27 (Call 12/02/26)	200	204,046
4.45%, 07/22/20	347	372,216
CME Group Inc.
3.00%, 09/15/22	200	206,714
3.00%, 03/15/25 (Call 12/15/24)	250	255,833

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	$150	$151,677
3.85%, 11/21/22	825	857,934
3.95%, 11/06/24 (Call 08/06/24)	200	206,636
4.10%, 02/09/27 (Call 11/09/26)	35	35,836
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	90	90,581
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	350	358,722
Franklin Resources Inc.
2.80%, 09/15/22	250	254,445
2.85%, 03/30/25	125	125,998
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,416	1,431,902
3.37%, 11/15/25	550	573,413
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[a]	200	203,652
HSBC Finance Corp.
6.68%, 01/15/21	411	467,286
Intercontinental Exchange Inc.
2.50%, 10/15/18	450	453,888
2.75%, 12/01/20 (Call 11/01/20)	375	383,760
3.10%, 09/15/27 (Call 06/15/27)	250	251,440
3.75%, 12/01/25 (Call 09/01/25)	300	320,133
4.00%, 10/15/23	220	237,626
International Lease Finance Corp.
5.88%, 04/01/19	500	529,035
5.88%, 08/15/22	125	141,364
6.25%, 05/15/19	300	320,109
7.13%, 09/01/18[a]	25	26,267
8.25%, 12/15/20	200	234,976
8.63%, 01/15/22	100	123,290
Invesco Finance PLC
3.13%, 11/30/22	150	154,188
4.00%, 01/30/24	250	267,225
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	250	272,680
Jefferies Group LLC
4.85%, 01/15/27	250	267,045
5.13%, 01/20/23	350	384,801
6.88%, 04/15/21	275	313,671

Security	Principal (000s)	Value
Lazard Group LLC
3.75%, 02/13/25	$330	$339,788
4.25%, 11/14/20	200	212,206
Mastercard Inc.
2.00%, 04/01/19	58	58,334
2.95%, 11/21/26 (Call 08/21/26)	140	141,943
3.38%, 04/01/24	250	263,208
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	200	208,336
4.25%, 06/01/24 (Call 03/01/24)	300	321,453
5.55%, 01/15/20	180	194,540
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	250	248,520
1.65%, 02/08/19	100	99,954
2.15%, 02/01/19 (Call 01/01/19)	375	377,516
2.30%, 11/15/19 (Call 10/15/19)	200	202,346
2.30%, 11/01/20 (Call 10/01/20)	200	202,100
2.40%, 04/25/22 (Call 03/25/22)	100	101,102
2.70%, 02/15/23 (Call 12/15/22)	250	252,473
3.05%, 02/15/22 (Call 11/15/21)	200	207,136
3.25%, 11/01/25 (Call 08/01/25)	125	128,589
3.40%, 11/15/23 (Call 08/15/23)	150	157,416
10.38%, 11/01/18	100	109,840
Nomura Holdings Inc.
6.70%, 03/04/20	325	359,210
ORIX Corp.
2.90%, 07/18/22	65	65,674
Raymond James Financial Inc.
3.63%, 09/15/26	300	305,364
Stifel Financial Corp.
4.25%, 07/18/24	195	201,702
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	154	155,084
3.00%, 08/15/19 (Call 07/15/19)	375	380,591
3.70%, 08/04/26 (Call 05/04/26)	450	445,054
4.25%, 08/15/24 (Call 05/15/24)	350	366,254
4.50%, 07/23/25 (Call 04/24/25)	425	446,501
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	450	461,236
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	880	890,859
2.80%, 12/14/22 (Call 10/14/22)	600	615,348

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.15%, 12/14/25 (Call 09/14/25)	$542	$557,615

		28,338,453
ELECTRIC — 1.53%
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	155	156,773
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	100	101,628
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	178,567
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	175	179,655
Arizona Public Service Co.
8.75%, 03/01/19	250	274,817
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	200	200,736
2.40%, 02/01/20 (Call 01/01/20)	80	80,854
3.75%, 11/15/23 (Call 08/15/23)	70	74,432
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	400	430,756
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	100	99,988
Series AA
3.00%, 02/01/27 (Call 11/01/26)	200	201,688
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	35	35,166
Cleveland Electric Illuminating Co. (The)
8.88%, 11/15/18	150	162,156
CMS Energy Corp.
6.25%, 02/01/20	300	329,199
Commonwealth Edison Co.
2.95%, 08/15/27 (Call 05/15/27)	250	251,970
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	175	187,875
7.13%, 12/01/18	114	121,360
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	51,483
3.38%, 08/15/23 (Call 05/15/23)	225	237,425
6.13%, 03/15/19	100	106,571
Dominion Energy Inc.
1.88%, 01/15/19	100	100,082

Security	Principal (000s)	Value
2.50%, 12/01/19 (Call 11/01/19)	$600	$607,080
2.75%, 01/15/22 (Call 12/15/21)	250	253,292
3.90%, 10/01/25 (Call 07/01/25)	100	105,820
4.45%, 03/15/21	250	268,400
5.20%, 08/15/19	250	265,050
Series C
2.00%, 08/15/21 (Call 07/15/21)	100	98,911
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	270	281,507
3.75%, 08/15/47 (Call 02/15/47)	250	257,607
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	55,378
2.85%, 10/01/26 (Call 07/01/26)	300	291,480
3.30%, 06/15/22 (Call 04/15/22)	225	231,959
3.80%, 03/15/27 (Call 12/15/26)	100	104,327
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	350	354,746
2.95%, 12/01/26 (Call 09/01/26)	145	146,647
7.00%, 11/15/18	100	106,182
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	200	197,244
2.65%, 09/01/26 (Call 06/01/26)	265	256,266
3.05%, 08/15/22 (Call 05/15/22)	100	102,655
3.55%, 09/15/21 (Call 06/15/21)	150	157,296
3.75%, 04/15/24 (Call 01/15/24)	330	349,754
5.05%, 09/15/19	262	278,241
Duke Energy Indiana LLC
3.75%, 07/15/20	225	235,800
Duke Energy Ohio Inc.
5.45%, 04/01/19	100	105,598
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	102,790
3.00%, 09/15/21 (Call 06/15/21)	150	155,255
3.25%, 08/15/25 (Call 05/15/25)	140	145,247
5.30%, 01/15/19	100	104,834
Edison International
2.13%, 04/15/20	250	251,180
2.40%, 09/15/22 (Call 08/15/22)	250	250,625
2.95%, 03/15/23 (Call 01/15/23)	250	254,547
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	155	156,457
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	275	291,063
3.75%, 02/15/21 (Call 11/15/20)	200	210,400

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	$550	$537,768
4.00%, 07/15/22 (Call 05/15/22)	255	271,766
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	20	23,323
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	30	28,990
Entergy Texas Inc.
7.13%, 02/01/19	50	53,487
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	405	413,286
3.40%, 04/15/26 (Call 01/15/26)	150	152,468
3.50%, 06/01/22 (Call 05/01/22)	100	103,662
3.95%, 06/15/25 (Call 03/15/25)	465	490,705
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	175	178,260
3.40%, 03/15/22 (Call 02/15/22)	500	515,625
4.25%, 06/15/22 (Call 03/15/22)	320	341,286
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	50	50,275
Series B
4.25%, 03/15/23 (Call 12/15/22)	100	105,765
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	150	156,572
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)	350	342,828
Georgia Power Co.
1.95%, 12/01/18	200	200,370
3.25%, 03/30/27 (Call 12/30/26)	250	252,922
4.25%, 12/01/19	100	104,877
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,323
Hydro-Quebec
9.40%, 02/01/21	502	618,158
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	51,786
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	200	208,970
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	650	657,208
3.50%, 10/15/24 (Call 07/15/24)	150	158,909
Nevada Power Co.
7.13%, 03/15/19	350	377,636

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	$110	$109,933
2.30%, 04/01/19	100	100,762
2.40%, 09/15/19 (Call 08/15/19)	50	50,437
2.70%, 09/15/19 (Call 08/15/19)	75	75,962
3.55%, 05/01/27 (Call 02/01/27)	410	425,773
4.50%, 06/01/21 (Call 03/01/21)	100	107,325
6.00%, 03/01/19	406	430,035
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	205	205,152
2.20%, 08/15/20 (Call 07/15/20)	220	221,925
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	251,507
3.20%, 05/15/27 (Call 02/15/27)	100	102,233
Oglethorpe Power Corp.
6.10%, 03/15/19	175	185,462
Ohio Power Co.
Series M
5.38%, 10/01/21	150	168,128
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	25	26,697
7.00%, 09/01/22	225	271,843
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	103,946
3.40%, 08/15/24 (Call 05/15/24)	260	271,526
3.50%, 10/01/20 (Call 07/01/20)	125	130,315
3.75%, 02/15/24 (Call 11/15/23)	200	212,842
4.25%, 05/15/21 (Call 02/15/21)	100	106,586
8.25%, 10/15/18	264	282,124
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	150	154,671
3.85%, 06/15/21 (Call 03/15/21)	100	106,155
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	100	100,629
Portland General Electric Co.
6.10%, 04/15/19	150	160,002
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	212,658
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	250	249,222
3.95%, 03/15/24 (Call 12/15/23)	75	79,367
4.20%, 06/15/22 (Call 03/15/22)	100	107,807

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	$150	$154,760
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	225	230,994
4.40%, 01/15/21 (Call 10/15/20)	175	186,468
7.05%, 03/15/19	300	322,500
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	250	255,555
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	175	184,630
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	59,865
2.25%, 09/15/26 (Call 06/15/26)	250	239,228
2.38%, 05/15/23 (Call 02/15/23)	175	174,997
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	175	180,068
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	275	269,797
3.00%, 08/15/21	200	207,128
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	275	291,263
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	283	277,711
South Carolina Electric & Gas Co.
6.50%, 11/01/18	25	26,278
Southern Co. (The)
1.85%, 07/01/19	525	525,283
2.15%, 09/01/19 (Call 08/01/19)	350	351,204
2.35%, 07/01/21 (Call 06/01/21)	300	300,141
2.75%, 06/15/20 (Call 05/15/20)	400	407,044
3.25%, 07/01/26 (Call 04/01/26)	661	658,766
Series B
VRN, (3 mo. LIBOR US + 3.630%)
5.50%, 03/15/57 (Call 03/15/22)[b]	75	79,449
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	100	105,783
Southwestern Electric Power Co.
6.45%, 01/15/19	162	171,448
TECO Finance Inc.
5.15%, 03/15/20	200	212,508
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	305	311,143

Security	Principal (000s)	Value
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	$100	$99,582
UIL Holdings Corp.
4.63%, 10/01/20	120	127,638
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	175	183,741
6.70%, 02/01/19	187	199,200
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	50	50,703
2.95%, 01/15/22 (Call 10/15/21)	100	102,943
2.95%, 11/15/26 (Call 08/15/26)	75	75,263
3.10%, 05/15/25 (Call 02/15/25)	250	254,822
3.45%, 02/15/24 (Call 11/15/23)	250	260,905
Series A
3.15%, 01/15/26 (Call 10/15/25)	155	158,514
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	20	20,352
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	206,136
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	200	201,818
3.35%, 12/01/26 (Call 06/01/26)	250	256,722
4.70%, 05/15/20 (Call 11/15/19)	50	52,932

		30,493,350
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	375	380,501
3.15%, 06/01/25 (Call 03/01/25)	200	207,278
5.25%, 10/15/18	255	265,205
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	102,184
Legrand France SA
8.50%, 02/15/25	100	131,044

		1,086,212
ELECTRONICS — 0.26%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	250	262,080
5.00%, 07/15/20	100	107,370
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	400	411,124
4.00%, 02/01/22 (Call 11/01/21)	50	53,073

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	$100	$102,827
4.00%, 04/01/25 (Call 01/01/25)	200	206,316
Avnet Inc.
4.88%, 12/01/22	175	187,227
5.88%, 06/15/20	150	161,943
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	188,445
4.25%, 08/15/20	50	53,026
Flex Ltd.
4.63%, 02/15/20	250	263,068
5.00%, 02/15/23	100	110,054
Fortive Corp.
1.80%, 06/15/19	275	274,494
2.35%, 06/15/21 (Call 05/15/21)	200	200,600
3.15%, 06/15/26 (Call 03/15/26)	300	303,144
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	275	272,827
3.35%, 12/01/23	250	262,720
Jabil Inc.
4.70%, 09/15/22	200	215,256
5.63%, 12/15/20	200	216,278
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	350	373,618
4.60%, 04/06/27 (Call 01/06/27)	100	106,621
Koninklijke Philips NV
3.75%, 03/15/22	200	211,934
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	325	355,150
Tech Data Corp.
4.95%, 02/15/27 (Call 11/16/26)	65	69,837
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	50	50,417
3.70%, 02/15/26 (Call 11/15/25)	115	120,947

		5,140,396
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	250	257,548
Fluor Corp.
3.38%, 09/15/21	350	364,623

		622,171

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.07%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	$200	$204,070
3.55%, 06/01/22 (Call 03/01/22)	200	209,358
4.75%, 05/15/23 (Call 02/15/23)	100	111,546
5.00%, 03/01/20	150	160,803
5.25%, 11/15/21	245	272,756
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	50	51,394
3.50%, 05/15/24 (Call 02/15/24)	250	262,347
4.60%, 03/01/21 (Call 12/01/20)	125	134,888

		1,407,162
FOOD — 0.44%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	175	179,441
General Mills Inc.
2.20%, 10/21/19	250	251,847
3.20%, 02/10/27 (Call 11/10/26)	100	100,563
3.65%, 02/15/24 (Call 11/15/23)	250	263,895
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	150	142,832
4.13%, 12/01/20	250	267,222
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	110	110,084
4.63%, 11/01/20	50	53,580
JM Smucker Co. (The)
2.50%, 03/15/20	75	75,929
3.50%, 03/15/25	800	829,968
Kellogg Co.
2.65%, 12/01/23	225	225,601
3.25%, 04/01/26	165	166,665
4.00%, 12/15/20	150	159,522
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	200	203,584
3.00%, 06/01/26 (Call 03/01/26)	265	255,595
3.50%, 06/06/22	400	415,612
3.50%, 07/15/22 (Call 05/15/22)	400	414,832
3.95%, 07/15/25 (Call 04/15/25)	525	543,485
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	240	241,805
2.65%, 10/15/26 (Call 07/15/26)[c]	200	186,386
2.80%, 08/01/22 (Call 07/01/22)	80	80,547

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.95%, 11/01/21 (Call 10/01/21)	$150	$152,672
3.30%, 01/15/21 (Call 12/15/20)	250	257,592
3.85%, 08/01/23 (Call 05/01/23)	150	157,175
4.00%, 02/01/24 (Call 11/01/23)	200	210,092
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	115	116,103
3.40%, 08/15/27 (Call 05/15/27)	250	253,580
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	65	65,998
2.60%, 06/12/22	200	201,706
3.25%, 07/15/27 (Call 04/15/27)	275	277,310
3.30%, 07/15/26 (Call 04/15/26)	130	131,364
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	300	303,870
3.55%, 06/02/27 (Call 03/02/27)	350	358,151
3.95%, 08/15/24 (Call 05/15/24)	272	289,443
4.50%, 06/15/22 (Call 03/15/22)	420	457,149
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	250	291,090

		8,692,290
FOREST PRODUCTS & PAPER — 0.06%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	100	105,995
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	100	105,697
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	250	266,147
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	100	97,365
3.65%, 06/15/24 (Call 03/15/24)	350	365,162
4.75%, 02/15/22 (Call 11/15/21)	150	164,513

		1,104,879
GAS — 0.17%
Atmos Energy Corp.
8.50%, 03/15/19	200	219,488
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	125	132,328
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	495	504,306
3.60%, 12/15/24 (Call 09/15/24)	200	206,302
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	255,342

Security	Principal (000s)	Value
5.20%, 07/15/25 (Call 04/15/25)	$250	$270,747
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	395	404,642
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	26,315
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	100	101,313
3.25%, 06/15/27 (Call 03/15/27)	250	249,402
3.55%, 06/15/24 (Call 03/15/24)	50	51,674
3.75%, 11/15/25 (Call 08/15/25)	250	260,497
4.05%, 12/01/23 (Call 09/01/23)	100	106,690
9.80%, 02/15/19	150	166,643
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	23	22,651
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	250	245,765
3.50%, 09/15/21 (Call 06/15/21)	240	249,139

		3,473,244
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	125	126,000
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	51,191
3.40%, 12/01/21 (Call 09/01/21)	155	162,434

		339,625
HEALTH CARE — PRODUCTS — 0.66%
Abbott Laboratories
2.00%, 03/15/20	100	100,208
2.35%, 11/22/19	170	171,486
2.55%, 03/15/22	200	199,942
2.80%, 09/15/20 (Call 08/15/20)	345	350,755
2.90%, 11/30/21 (Call 10/30/21)	50	50,863
2.95%, 03/15/25 (Call 12/15/24)	200	197,542
3.25%, 04/15/23 (Call 01/15/23)	75	77,076
3.40%, 11/30/23 (Call 09/30/23)	450	463,477
3.75%, 11/30/26 (Call 08/30/26)	600	619,386
3.88%, 09/15/25 (Call 06/15/25)	45	46,965
5.13%, 04/01/19	463	486,104
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	230	222,957
Becton Dickinson and Co.
2.68%, 12/15/19	250	253,600
2.89%, 06/06/22 (Call 05/06/22)	100	100,471

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.13%, 11/08/21	$275	$281,889
3.25%, 11/12/20	350	360,745
3.70%, 06/06/27 (Call 03/06/27)	250	253,772
3.73%, 12/15/24 (Call 09/15/24)	358	369,918
Boston Scientific Corp.
2.65%, 10/01/18	235	237,291
3.85%, 05/15/25	250	261,422
6.00%, 01/15/20	300	326,901
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	300	312,234
Danaher Corp.
1.65%, 09/15/18	150	150,053
Edwards Lifesciences Corp.
2.88%, 10/15/18	10	10,099
Life Technologies Corp.
6.00%, 03/01/20	350	381,412
Medtronic Global Holdings SCA
1.70%, 03/28/19	85	85,081
3.35%, 04/01/27 (Call 01/01/27)	120	124,013
Medtronic Inc.
2.50%, 03/15/20	700	711,921
3.13%, 03/15/22 (Call 12/15/21)	300	311,010
3.15%, 03/15/22	525	547,118
3.50%, 03/15/25	275	289,699
3.63%, 03/15/24 (Call 12/15/23)	250	265,955
4.13%, 03/15/21 (Call 12/15/20)	400	426,460
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	530	540,611
3.38%, 05/15/24 (Call 02/15/24)	100	103,772
3.38%, 11/01/25 (Call 08/01/25)	80	82,676
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	200	201,402
2.95%, 09/19/26 (Call 06/19/26)	130	128,707
3.00%, 04/15/23 (Call 02/15/23)	105	107,250
3.15%, 01/15/23 (Call 10/15/22)	400	411,588
3.20%, 08/15/27 (Call 05/15/27)	250	250,137
3.60%, 08/15/21 (Call 05/15/21)	450	471,163
3.65%, 12/15/25 (Call 09/15/25)	270	282,134
4.15%, 02/01/24 (Call 11/01/23)	75	80,735
4.50%, 03/01/21	50	53,782
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	350	354,312
3.15%, 04/01/22 (Call 02/01/22)	450	459,783

Security	Principal (000s)	Value
3.38%, 11/30/21 (Call 08/30/21)	$200	$205,722
3.55%, 04/01/25 (Call 01/01/25)	425	431,855

		13,213,454
HEALTH CARE — SERVICES — 0.45%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	330	331,924
2.75%, 11/15/22 (Call 08/15/22)	200	202,908
2.80%, 06/15/23 (Call 04/15/23)	100	101,427
3.50%, 11/15/24 (Call 08/15/24)	200	209,338
4.13%, 06/01/21 (Call 03/01/21)	200	212,544
Anthem Inc.
2.25%, 08/15/19	200	201,314
3.30%, 01/15/23	350	362,449
3.50%, 08/15/24 (Call 05/15/24)	150	156,097
3.70%, 08/15/21 (Call 05/15/21)	225	235,802
4.35%, 08/15/20	100	106,436
Catholic Health Initiatives
2.95%, 11/01/22	440	433,646
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	50	51,063
4.00%, 02/15/22 (Call 11/15/21)	100	106,591
4.50%, 03/15/21 (Call 12/15/20)	115	123,112
5.13%, 06/15/20	50	54,091
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	200	221,034
Dignity Health
2.64%, 11/01/19	100	101,258
Howard Hughes Medical Institute
3.50%, 09/01/23	250	265,020
Humana Inc.
2.63%, 10/01/19	45	45,583
3.15%, 12/01/22 (Call 09/01/22)	268	274,786
3.85%, 10/01/24 (Call 07/01/24)	225	237,913
3.95%, 03/15/27 (Call 12/15/26)	210	222,583
Laboratory Corp. of America Holdings
3.20%, 02/01/22	125	128,438
3.60%, 02/01/25 (Call 11/01/24)	300	310,353
3.75%, 08/23/22 (Call 05/23/22)	300	314,370
Quest Diagnostics Inc.
2.70%, 04/01/19	250	253,157
3.50%, 03/30/25 (Call 12/30/24)	200	207,042
4.70%, 04/01/21	150	161,742

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
UnitedHealth Group Inc.
1.63%, 03/15/19	$300	$299,769
1.70%, 02/15/19	250	250,285
2.13%, 03/15/21	150	150,564
2.70%, 07/15/20	110	112,694
2.88%, 12/15/21	385	396,700
2.88%, 03/15/22 (Call 12/15/21)	200	205,440
2.88%, 03/15/23	300	307,056
3.10%, 03/15/26	315	320,516
3.35%, 07/15/22	125	131,445
3.38%, 04/15/27	300	310,995
3.45%, 01/15/27	190	198,045
3.75%, 07/15/25	320	340,650
4.70%, 02/15/21 (Call 11/15/20)	200	216,590

		8,872,770
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	100	101,545
3.88%, 01/15/20 (Call 12/15/19)	250	257,143
FS Investment Corp.
4.00%, 07/15/19	150	152,886
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	275	294,981

		806,555
HOME BUILDERS — 0.03%
DR Horton Inc.
4.00%, 02/15/20	288	299,575
5.75%, 08/15/23 (Call 05/15/23)	100	115,012
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	100	105,482

		520,069
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	103,273
Whirlpool Corp.
4.85%, 06/15/21	295	321,860

		425,133
HOUSEHOLD PRODUCTS & WARES — 0.07%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	253,068
3.15%, 08/01/27 (Call 05/01/27)	60	60,190

Security	Principal (000s)	Value
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	$100	$104,638
3.80%, 11/15/21	300	317,403
Kimberly-Clark Corp.
1.90%, 05/22/19	310	311,556
2.75%, 02/15/26	80	80,566
3.05%, 08/15/25	250	257,387

		1,384,808
HOUSEWARES — 0.09%
Newell Brands Inc.
2.15%, 10/15/18	125	125,466
2.88%, 12/01/19 (Call 11/01/19)	255	259,695
3.15%, 04/01/21 (Call 03/01/21)	300	308,598
3.85%, 04/01/23 (Call 02/01/23)	100	105,892
3.90%, 11/01/25 (Call 08/01/25)	65	68,166
4.20%, 04/01/26 (Call 01/01/26)	600	639,786
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	225	240,196

		1,747,799
INSURANCE — 0.93%
Aflac Inc.
3.63%, 11/15/24	300	317,922
4.00%, 02/15/22	200	214,676
Alleghany Corp.
4.95%, 06/27/22	400	440,776
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	300	307,956
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	100	103,000
7.45%, 05/16/19	100	109,020
Alterra Finance LLC
6.25%, 09/30/20	100	111,190
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	100	101,059
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	225	226,721
3.30%, 03/01/21 (Call 02/01/21)	200	206,942
3.38%, 08/15/20	250	259,527
3.75%, 07/10/25 (Call 04/10/25)	430	446,576
3.90%, 04/01/26 (Call 01/01/26)	550	574,524
4.13%, 02/15/24	334	357,584
4.88%, 06/01/22	400	442,540

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.40%, 12/15/20	$175	$197,766
Aon Corp.
5.00%, 09/30/20	200	216,476
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	125	129,529
3.88%, 12/15/25 (Call 09/15/25)	350	372,533
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	135	142,189
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	395	392,725
4.25%, 01/15/21	950	1,025,012
Berkshire Hathaway Inc.
2.10%, 08/14/19	300	302,706
2.75%, 03/15/23 (Call 01/15/23)	500	511,220
3.13%, 03/15/26 (Call 12/15/25)	625	639,237
3.40%, 01/31/22	100	105,629
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[a]	250	247,385
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	70	70,648
2.70%, 03/13/23	600	608,610
2.88%, 11/03/22 (Call 09/03/22)	85	87,206
3.35%, 05/03/26 (Call 02/03/26)	45	46,636
5.90%, 06/15/19	250	267,930
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	200	210,120
4.50%, 03/01/26 (Call 12/01/25)	270	293,790
5.88%, 08/15/20	75	82,658
7.35%, 11/15/19	100	111,709
Fidelity National Financial Inc.
5.50%, 09/01/22	300	329,049
First American Financial Corp.
4.60%, 11/15/24	100	103,860
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	500	558,565
Lincoln National Corp.
3.35%, 03/09/25	75	76,265
3.63%, 12/12/26 (Call 09/15/26)	325	333,187
4.85%, 06/24/21	100	108,915
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	270	283,289

Security	Principal (000s)	Value
Manulife Financial Corp.
4.15%, 03/04/26	$325	$349,128
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	292,825
2.75%, 01/30/22 (Call 12/30/21)	85	86,543
3.30%, 03/14/23 (Call 01/14/23)	45	46,637
3.50%, 06/03/24 (Call 03/03/24)	250	260,797
MetLife Inc.
3.00%, 03/01/25	250	253,417
3.05%, 12/15/22	225	232,463
3.60%, 04/10/24	250	263,625
3.60%, 11/13/25 (Call 08/13/25)	55	58,067
4.75%, 02/08/21	375	408,480
7.72%, 02/15/19	50	54,255
Series D
4.37%, 09/15/23	100	109,772
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	175	189,458
Primerica Inc.
4.75%, 07/15/22	100	109,025
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	90,536
3.40%, 05/15/25 (Call 02/15/25)	100	103,343
Progressive Corp. (The)
2.45%, 01/15/27	200	192,762
3.75%, 08/23/21	100	105,899
Prudential Financial Inc.
2.35%, 08/15/19	300	301,815
3.50%, 05/15/24	300	315,645
4.50%, 11/16/21	250	272,220
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)[b]	50	52,908
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[b]	20	21,687
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[b]	400	441,980
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	217,620
Unum Group
4.00%, 03/15/24	200	211,014
5.63%, 09/15/20	125	136,984

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Voya Financial Inc.
3.65%, 06/15/26	$150	$152,231
Willis Towers Watson PLC
5.75%, 03/15/21	100	110,267
WR Berkley Corp.
4.63%, 03/15/22	400	434,572
XLIT Ltd.
2.30%, 12/15/18	100	100,567
4.45%, 03/31/25	150	157,132
5.75%, 10/01/21	250	281,752

		18,490,283
INTERNET — 0.34%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	404,016
3.13%, 11/28/21 (Call 09/28/21)	500	514,775
3.60%, 11/28/24 (Call 08/28/24)	200	209,626
Alphabet Inc.
3.38%, 02/25/24	400	423,616
3.63%, 05/19/21	170	180,751
Amazon.com Inc.
1.90%, 08/21/20[a]	75	75,300
2.50%, 11/29/22 (Call 08/29/22)	200	202,714
2.60%, 12/05/19 (Call 11/05/19)	743	756,850
2.80%, 08/22/24 (Call 06/22/24)[a]	90	91,319
3.15%, 08/22/27 (Call 05/22/27)[a]	435	442,813
3.30%, 12/05/21 (Call 10/05/21)	300	314,541
Baidu Inc.
3.50%, 11/28/22	300	311,283
4.13%, 06/30/25	400	426,192
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	400	401,088
2.75%, 01/30/23 (Call 12/30/22)	250	250,375
3.25%, 10/15/20 (Call 07/15/20)	145	149,805
3.45%, 08/01/24 (Call 05/01/24)	450	460,224
3.80%, 03/09/22 (Call 02/09/22)	75	79,012
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	50	55,165
5.95%, 08/15/20	550	603,091
Priceline Group Inc. (The)
2.75%, 03/15/23 (Call 02/15/23)	75	75,412
3.60%, 06/01/26 (Call 03/01/26)	350	358,431

		6,786,399

Security	Principal (000s)	Value
IRON & STEEL — 0.12%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	$250	$267,603
4.13%, 09/15/22 (Call 06/15/22)	100	107,428
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	100	106,895
Vale Overseas Ltd.
4.38%, 01/11/22	675	711,970
4.63%, 09/15/20	400	425,832
5.63%, 09/15/19	350	377,006
6.25%, 08/10/26	250	284,402

		2,281,136
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	150	158,740
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	150	156,128
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	150	167,217

		482,085
LODGING — 0.07%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	87,588
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	100	101,860
3.00%, 03/01/19 (Call 12/01/18)	150	152,174
3.25%, 09/15/22 (Call 06/15/22)	100	102,733
3.38%, 10/15/20 (Call 07/15/20)	105	108,458
3.75%, 03/15/25 (Call 12/15/24)	65	67,924
Series R
3.13%, 06/15/26 (Call 03/15/26)	250	250,295
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	300	298,464
4.25%, 03/01/22 (Call 12/01/21)	150	152,196
5.10%, 10/01/25 (Call 07/01/25)	125	132,241

		1,453,933
MACHINERY — 0.37%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	100	98,600
1.90%, 03/22/19	25	25,098
1.93%, 10/01/21	15	14,891
2.00%, 03/05/20	350	351,491
2.10%, 06/09/19	500	503,430

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.25%, 12/01/19	$100	$101,039
3.30%, 06/09/24	150	156,342
7.15%, 02/15/19	150	161,640
Series G
2.45%, 09/06/18	550	554,559
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	425	432,527
3.90%, 05/27/21	450	481,504
7.90%, 12/15/18	22	23,722
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	300	305,574
4.38%, 10/16/19	300	316,785
John Deere Capital Corp.
1.70%, 01/15/20	350	349,664
1.95%, 03/04/19	160	160,802
2.05%, 03/10/20	300	302,070
2.38%, 07/14/20	165	167,520
2.55%, 01/08/21	150	152,869
2.65%, 01/06/22	190	193,842
2.65%, 06/24/24	120	120,619
2.80%, 03/04/21	225	230,794
2.80%, 03/06/23	400	409,268
3.15%, 10/15/21	325	338,754
3.35%, 06/12/24	200	209,504
Series 0014
2.45%, 09/11/20	220	223,456
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	125,652
Roper Technologies Inc.
2.05%, 10/01/18	300	300,654
3.00%, 12/15/20 (Call 11/15/20)	200	204,932
3.13%, 11/15/22 (Call 08/15/22)	250	256,890
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	20	19,938

		7,294,430
MANUFACTURING — 0.39%
3M Co.
1.63%, 06/15/19	200	200,238
1.63%, 09/19/21 (Call 08/19/21)	250	248,263
3.00%, 08/07/25	250	256,820
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	75	77,564

Security	Principal (000s)	Value
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	$100	$102,886
Eaton Corp.
2.75%, 11/02/22	660	670,481
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	25	25,274
2.70%, 10/09/22	325	333,479
3.10%, 01/09/23	300	313,740
3.15%, 09/07/22	93	97,194
3.45%, 05/15/24 (Call 02/13/24)	130	137,515
4.38%, 09/16/20	200	214,650
4.63%, 01/07/21	50	54,396
4.65%, 10/17/21	1,175	1,296,272
5.30%, 02/11/21	300	332,223
5.50%, 01/08/20	100	108,565
6.00%, 08/07/19	1,081	1,169,188
Illinois Tool Works Inc.
1.95%, 03/01/19	125	125,581
2.65%, 11/15/26 (Call 08/15/26)	300	297,114
3.38%, 09/15/21 (Call 06/15/21)	325	341,676
6.25%, 04/01/19	100	107,006
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	100	101,407
4.25%, 06/15/23	300	325,233
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	70,912
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)[a]	50	51,026
3.30%, 11/21/24 (Call 08/21/24)	250	260,795
3.50%, 09/15/22	25	26,319
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	210	215,292
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	101,041

		7,662,150
MEDIA — 0.96%
21st Century Fox America Inc.
3.00%, 09/15/22	450	460,296
3.38%, 11/15/26 (Call 08/15/26)	85	86,044
3.70%, 09/15/24 (Call 06/15/24)	20	21,020

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.70%, 10/15/25 (Call 07/15/25)	$355	$370,322
4.00%, 10/01/23	200	213,878
6.90%, 03/01/19	300	321,699
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	90	90,662
2.50%, 02/15/23 (Call 01/15/23)	250	248,908
3.38%, 03/01/22 (Call 12/01/21)	425	441,868
3.50%, 01/15/25 (Call 10/15/24)	85	86,757
3.70%, 08/15/24 (Call 05/15/24)	250	260,233
5.75%, 04/15/20	100	109,183
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	700	717,794
4.46%, 07/23/22 (Call 05/23/22)	625	661,119
4.91%, 07/23/25 (Call 04/23/25)	880	941,917
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	300	402,150
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	55	53,895
2.35%, 01/15/27 (Call 10/15/26)	200	188,266
2.75%, 03/01/23 (Call 02/01/23)	235	238,941
2.85%, 01/15/23	50	51,055
3.00%, 02/01/24 (Call 01/01/24)	195	199,161
3.13%, 07/15/22	500	520,425
3.15%, 03/01/26 (Call 12/01/25)	300	303,351
3.30%, 02/01/27 (Call 11/01/26)	100	101,839
3.38%, 02/15/25 (Call 11/15/24)	200	207,238
3.60%, 03/01/24	250	263,957
Discovery Communications LLC
3.25%, 04/01/23	100	100,554
3.30%, 05/15/22	200	202,728
3.45%, 03/15/25 (Call 12/15/24)	100	98,483
4.38%, 06/15/21	250	264,947
4.90%, 03/11/26 (Call 12/11/25)	85	90,922
Grupo Televisa SAB
6.63%, 03/18/25[c]	100	120,918
NBCUniversal Media LLC
2.88%, 01/15/23	350	357,756
5.15%, 04/30/20	875	950,407
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	200	202,150
3.90%, 11/15/24 (Call 08/15/24)	300	310,509

Security	Principal (000s)	Value
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	$450	$475,537
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	200	208,208
4.13%, 02/15/21 (Call 11/15/20)	400	417,456
5.00%, 02/01/20	150	159,180
8.25%, 04/01/19	600	655,212
8.75%, 02/14/19	300	327,459
Time Warner Inc.
2.10%, 06/01/19	200	200,392
2.95%, 07/15/26 (Call 04/15/26)	245	232,466
3.40%, 06/15/22	250	258,868
3.55%, 06/01/24 (Call 03/01/24)	400	409,468
3.60%, 07/15/25 (Call 04/15/25)	300	303,849
3.80%, 02/15/27 (Call 11/15/26)	210	211,245
4.00%, 01/15/22	200	211,464
4.05%, 12/15/23	300	319,206
4.70%, 01/15/21	125	134,503
4.88%, 03/15/20	400	427,120
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	475	475,418
3.45%, 10/04/26 (Call 07/04/26)	250	241,498
3.88%, 12/15/21	100	103,923
3.88%, 04/01/24 (Call 01/01/24)	100	101,175
4.25%, 09/01/23 (Call 06/01/23)	300	310,146
Walt Disney Co. (The)
1.65%, 01/08/19	375	375,607
1.80%, 06/05/20	25	25,045
1.85%, 05/30/19	200	200,856
1.85%, 07/30/26	240	222,610
2.15%, 09/17/20	338	341,306
2.55%, 02/15/22	350	356,212
2.75%, 08/16/21	500	515,770
2.95%, 06/15/27	275	277,150
3.15%, 09/17/25	165	170,229
3.75%, 06/01/21	125	132,980

		19,062,910
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	450	464,418

		464,418

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
MINING — 0.10%
Barrick Gold Corp.
4.10%, 05/01/23	$50	$54,994
Barrick North America Finance LLC
4.40%, 05/30/21	185	200,057
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	550	568,920
3.85%, 09/30/23	50	54,469
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	350	365,578
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	500	532,450
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	31	31,683
Southern Copper Corp.
3.50%, 11/08/22	200	206,850

		2,015,001
OFFICE & BUSINESS EQUIPMENT — 0.05%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[c]	325	333,613
Xerox Corp.
2.75%, 09/01/20	166	166,692
3.80%, 05/15/24[c]	100	100,654
4.07%, 03/17/22[a]	200	206,528
4.50%, 05/15/21	125	131,946

		939,433
OIL & GAS — 2.16%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	250	248,148
4.85%, 03/15/21 (Call 02/15/21)	430	457,154
8.70%, 03/15/19	100	109,479
Andeavor
4.75%, 12/15/23 (Call 10/15/23)[a]	50	53,675
5.13%, 12/15/26 (Call 09/15/26)[a]	50	54,235
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	98,273
3.25%, 04/15/22 (Call 01/15/22)	450	458,271
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	400	400,448
2.24%, 09/26/18	362	364,505

Security	Principal (000s)	Value
2.24%, 05/10/19	$650	$655,713
2.32%, 02/13/20	25	25,282
2.52%, 01/15/20	100	101,716
2.75%, 05/10/23	200	201,334
3.12%, 05/04/26 (Call 02/04/26)	455	460,096
3.22%, 11/28/23 (Call 09/28/23)	525	540,435
3.22%, 04/14/24 (Call 02/14/24)	250	257,265
3.54%, 11/04/24	323	336,618
3.56%, 11/01/21	200	210,774
3.99%, 09/26/23	500	537,285
4.75%, 03/10/19	350	365,971
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	150	153,987
3.85%, 06/01/27 (Call 03/01/27)	380	380,338
3.90%, 02/01/25 (Call 11/01/24)	225	230,551
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	350	339,385
4.25%, 04/15/27 (Call 01/15/27)[a]	250	241,970
Chevron Corp.
1.56%, 05/16/19	650	649,714
1.79%, 11/16/18	361	362,130
1.96%, 03/03/20 (Call 02/03/20)	300	301,926
2.36%, 12/05/22 (Call 09/05/22)	850	855,210
2.41%, 03/03/22 (Call 01/03/22)	195	197,484
2.42%, 11/17/20 (Call 10/17/20)	325	330,473
2.95%, 05/16/26 (Call 02/16/26)	675	681,966
3.19%, 06/24/23 (Call 03/24/23)	350	365,880
3.33%, 11/17/25 (Call 08/17/25)	100	104,298
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	1,100	1,110,043
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	650	698,366
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	90	90,653
2.40%, 12/15/22 (Call 09/15/22)	900	896,868
2.88%, 11/15/21 (Call 09/15/21)	200	204,766
3.35%, 11/15/24 (Call 08/15/24)	289	298,968
4.20%, 03/15/21 (Call 02/15/21)	150	160,422
4.95%, 03/15/26 (Call 12/15/25)	40	44,969
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[c]	542	548,466

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Ecopetrol SA
4.13%, 01/16/25	$625	$628,044
4.25%, 09/18/18	200	204,668
5.38%, 06/26/26 (Call 03/26/26)	575	612,823
5.88%, 09/18/23	200	222,206
7.63%, 07/23/19	395	434,776
Encana Corp.
6.50%, 05/15/19	100	106,907
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	75,770
4.10%, 02/01/21	750	793,357
4.15%, 01/15/26 (Call 10/15/25)	280	298,183
EQT Corp.
4.88%, 11/15/21	400	432,392
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	400	401,704
1.91%, 03/06/20 (Call 02/06/20)	100	100,556
2.22%, 03/01/21 (Call 02/01/21)	405	409,981
2.40%, 03/06/22 (Call 01/06/22)	250	253,348
2.71%, 03/06/25 (Call 12/06/24)	1,105	1,122,956
2.73%, 03/01/23 (Call 01/01/23)	300	307,542
3.04%, 03/01/26 (Call 12/01/25)	365	374,851
3.18%, 03/15/24 (Call 12/15/23)	414	432,291
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	145	141,413
4.30%, 04/01/27 (Call 01/01/27)[c]	100	97,922
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	140	152,333
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[c]	100	102,695
6.15%, 06/15/19	100	106,879
7.25%, 12/15/19	300	332,874
Kerr-McGee Corp.
6.95%, 07/01/24	100	118,478
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	300	296,502
4.40%, 07/15/27 (Call 04/15/27)	200	202,130
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	230	238,013
3.63%, 09/15/24 (Call 06/15/24)	115	117,478
5.13%, 03/01/21	305	332,221

Security	Principal (000s)	Value
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	$650	$688,285
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	100,875
3.40%, 04/15/26 (Call 01/15/26)	470	482,079
3.50%, 06/15/25 (Call 03/15/25)	200	206,942
Series 1
4.10%, 02/01/21 (Call 11/01/20)	400	425,828
Petroleos Mexicanos
3.13%, 01/23/19	30	30,387
3.50%, 07/23/20	750	769,185
3.50%, 01/30/23	575	570,009
4.25%, 01/15/25	250	250,865
4.50%, 01/23/26[c]	200	201,672
4.63%, 09/21/23	75	78,205
4.88%, 01/24/22	975	1,025,368
4.88%, 01/18/24	375	391,238
5.50%, 01/21/21	500	536,865
6.00%, 03/05/20	1,000	1,080,280
6.38%, 02/04/21	200	220,570
6.88%, 08/04/26	575	661,072
8.00%, 05/03/19	250	273,765
Phillips 66
4.30%, 04/01/22	400	429,976
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	55	56,798
3.95%, 07/15/22 (Call 04/15/22)	325	342,976
Shell International Finance BV
1.63%, 11/10/18	250	250,260
1.88%, 05/10/21	100	99,712
2.00%, 11/15/18	550	553,146
2.13%, 05/11/20	942	951,693
2.25%, 11/10/20	740	748,436
2.38%, 08/21/22	500	504,655
2.50%, 09/12/26	272	265,238
2.88%, 05/10/26	430	432,219
3.25%, 05/11/25	180	186,626
3.40%, 08/12/23	100	105,266
4.30%, 09/22/19	276	290,501
4.38%, 03/25/20	100	106,492
Statoil ASA
2.45%, 01/17/23	555	557,980
5.25%, 04/15/19	1,125	1,187,606

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Total Capital Canada Ltd.
2.75%, 07/15/23	$100	$101,909
Total Capital International SA
2.10%, 06/19/19	100	100,855
2.13%, 01/10/19	430	433,066
2.70%, 01/25/23	150	152,820
2.88%, 02/17/22	375	385,680
3.70%, 01/15/24	300	319,224
3.75%, 04/10/24	364	388,541
Total Capital SA
4.13%, 01/28/21	225	240,867
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	485	481,838
6.13%, 02/01/20	450	491,544
XTO Energy Inc.
6.50%, 12/15/18	150	159,153

		42,955,370
OIL & GAS SERVICES — 0.08%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	300	310,176
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	125	130,061
3.80%, 11/15/25 (Call 08/15/25)	550	568,387
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	275	268,870
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[a]	245	245,978

		1,523,472
PACKAGING & CONTAINERS — 0.04%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	49,054
4.50%, 10/15/21 (Call 07/15/21)	150	160,906
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	40	41,395
4.50%, 11/01/23 (Call 08/01/23)	200	218,198
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	250	265,805
4.90%, 03/01/22	50	54,904

		790,262
PHARMACEUTICALS — 1.50%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	380	380,885

Security	Principal (000s)	Value
2.50%, 05/14/20 (Call 04/14/20)	$675	$683,633
2.85%, 05/14/23 (Call 03/14/23)	375	378,484
2.90%, 11/06/22	700	711,662
3.20%, 05/14/26 (Call 02/14/26)	600	600,102
3.60%, 05/14/25 (Call 02/14/25)	450	465,116
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	300	307,989
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	485	494,758
3.45%, 03/15/22 (Call 01/15/22)	624	648,380
3.80%, 03/15/25 (Call 12/15/24)	600	627,294
3.85%, 06/15/24 (Call 03/15/24)	50	52,739
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	545	546,221
3.38%, 09/15/20	150	154,982
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	102,161
3.40%, 05/15/24 (Call 02/15/24)	150	155,127
AstraZeneca PLC
1.75%, 11/16/18	568	567,977
2.38%, 11/16/20	350	352,751
3.38%, 11/16/25	550	562,309
Bristol-Myers Squibb Co.
2.00%, 08/01/22	340	338,456
3.25%, 11/01/23	300	315,186
3.25%, 02/27/27	80	82,626
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	50	50,736
3.41%, 06/15/27 (Call 03/15/27)	500	505,895
3.50%, 11/15/24 (Call 08/15/24)	250	258,480
4.63%, 12/15/20	100	107,384
Eli Lilly & Co.
1.95%, 03/15/19	250	251,600
3.10%, 05/15/27 (Call 02/15/27)	180	184,210
Express Scripts Holding Co.
2.25%, 06/15/19	400	401,940
3.30%, 02/25/21 (Call 01/25/21)	60	61,991
3.40%, 03/01/27 (Call 12/01/26)	100	99,510
3.50%, 06/15/24 (Call 03/15/24)	300	307,764
3.90%, 02/15/22	300	316,656
4.50%, 02/25/26 (Call 11/27/25)	350	377,055
4.75%, 11/15/21	300	326,907
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	100	102,622

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	$850	$872,890
Johnson & Johnson
1.65%, 12/05/18	514	515,604
2.05%, 03/01/23 (Call 01/01/23)	290	289,980
2.45%, 03/01/26 (Call 12/01/25)	375	370,459
2.95%, 09/01/20	100	103,942
3.38%, 12/05/23	250	269,395
3.55%, 05/15/21	300	318,216
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	250	252,318
2.85%, 03/15/23 (Call 12/15/22)	125	125,910
4.75%, 03/01/21 (Call 12/01/20)	100	107,818
7.50%, 02/15/19	30	32,351
Mead Johnson Nutrition Co.
3.00%, 11/15/20	285	293,510
4.13%, 11/15/25 (Call 08/15/25)	160	174,472
Merck & Co. Inc.
1.85%, 02/10/20	180	180,837
2.35%, 02/10/22	500	508,035
2.75%, 02/10/25 (Call 11/10/24)	275	276,911
2.80%, 05/18/23	525	539,222
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	625	661,975
Mylan NV
3.00%, 12/15/18	200	201,922
3.15%, 06/15/21 (Call 05/15/21)	520	526,812
3.95%, 06/15/26 (Call 03/15/26)	325	331,237
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	350	354,606
2.40%, 09/21/22	300	303,792
3.10%, 05/17/27 (Call 02/17/27)	250	256,020
3.40%, 05/06/24	550	579,859
4.40%, 04/24/20	25	26,709
Novartis Securities Investment Ltd.
5.13%, 02/10/19	612	642,300
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	250	257,425
4.38%, 03/15/26 (Call 12/15/25)	200	207,712
Pfizer Inc.
1.45%, 06/03/19	600	599,148
1.70%, 12/15/19	350	350,753
2.20%, 12/15/21	440	444,770

Security	Principal (000s)	Value
2.75%, 06/03/26	$350	$349,867
3.00%, 06/15/23	250	260,830
3.00%, 12/15/26	525	535,332
3.40%, 05/15/24	230	243,340
Sanofi
4.00%, 03/29/21	250	267,360
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	750	747,825
2.40%, 09/23/21 (Call 08/23/21)	530	526,793
2.88%, 09/23/23 (Call 07/23/23)	50	49,724
3.20%, 09/23/26 (Call 06/23/26)	740	729,018
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	250	239,553
Series 2
3.65%, 11/10/21	195	194,791
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	300	293,241
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	555	542,507
2.20%, 07/21/21	430	409,416
2.80%, 07/21/23	665	626,403
3.15%, 10/01/26[c]	370	339,183
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	225	232,866
4.50%, 11/13/25 (Call 08/13/25)	265	294,664

		29,741,211
PIPELINES — 1.17%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	250	249,228
5.95%, 06/01/26 (Call 03/01/26)	240	269,630
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	251,382
4.15%, 07/01/23 (Call 04/01/23)	100	104,444
4.35%, 10/15/24 (Call 07/15/24)	250	260,345
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	125	128,500
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	250	249,812

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	$330	$347,602
4.38%, 10/15/20 (Call 09/15/20)	350	369,477
5.88%, 10/15/25 (Call 07/15/25)	75	86,120
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[c]	505	513,423
3.70%, 07/15/27 (Call 04/15/27)	250	252,220
4.25%, 12/01/26 (Call 09/01/26)	180	189,425
Series 16-A
VRN, (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)[b]	75	79,229
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	100	101,505
4.05%, 03/15/25 (Call 12/15/24)	550	558,068
4.15%, 10/01/20 (Call 08/01/20)	238	249,226
4.65%, 06/01/21 (Call 03/01/21)	425	451,949
4.75%, 01/15/26 (Call 10/15/25)	500	525,630
5.20%, 02/01/22 (Call 11/01/21)	390	423,786
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	430	429,548
4.15%, 06/01/25 (Call 03/01/25)	200	200,984
4.40%, 04/01/24 (Call 01/01/24)	100	102,975
4.85%, 07/15/26 (Call 04/15/26)	100	104,700
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	195	197,046
2.85%, 04/15/21 (Call 03/15/21)	155	157,626
3.35%, 03/15/23 (Call 12/15/22)	475	491,212
3.70%, 02/15/26 (Call 11/15/25)	50	51,625
3.75%, 02/15/25 (Call 11/15/24)	49	51,056
3.90%, 02/15/24 (Call 11/15/23)	500	526,305
3.95%, 02/15/27 (Call 11/15/26)[c]	325	341,208
6.50%, 01/31/19	300	318,609
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	175	177,636
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	456,214
3.50%, 03/01/21 (Call 01/01/21)	50	51,321
3.95%, 09/01/22 (Call 06/01/22)	275	286,165
4.15%, 03/01/22	200	209,992
4.25%, 09/01/24 (Call 06/01/24)	240	249,694

Security	Principal (000s)	Value
4.30%, 05/01/24 (Call 02/01/24)	$100	$104,514
5.00%, 10/01/21 (Call 07/01/21)	100	108,004
6.50%, 04/01/20	280	307,916
6.85%, 02/15/20	250	276,145
9.00%, 02/01/19	75	81,965
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	575	585,384
3.15%, 01/15/23 (Call 12/15/22)	250	250,105
4.30%, 06/01/25 (Call 03/01/25)	50	52,258
6.50%, 09/15/20	200	222,966
Magellan Midstream Partners LP
4.25%, 02/01/21	300	318,168
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	345	350,655
4.88%, 12/01/24 (Call 09/01/24)	150	161,949
4.88%, 06/01/25 (Call 03/01/25)	350	375,088
5.50%, 02/15/23 (Call 10/02/17)	409	419,389
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	75	75,851
4.25%, 02/01/22 (Call 11/01/21)	50	52,207
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	250	252,627
3.38%, 10/01/22 (Call 07/01/22)	275	278,019
5.00%, 09/15/23 (Call 06/15/23)	250	271,147
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	500	500,075
3.60%, 11/01/24 (Call 08/01/24)	500	492,220
3.85%, 10/15/23 (Call 07/15/23)	250	252,242
4.65%, 10/15/25 (Call 07/15/25)	100	103,750
5.75%, 01/15/20	75	80,126
8.75%, 05/01/19	160	175,338
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	250	257,377
5.88%, 03/01/22 (Call 12/01/21)	50	55,381
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	200	221,276
5.63%, 03/01/25 (Call 12/01/24)	650	716,508
5.75%, 05/15/24 (Call 02/15/24)	200	222,926
5.88%, 06/30/26 (Call 12/31/25)	600	670,644
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	275	276,815

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	$53	$52,888
3.50%, 03/15/25 (Call 12/15/24)	400	406,860
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	100,847
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	45	45,498
4.38%, 03/13/25 (Call 12/13/24)	275	288,544
4.65%, 06/15/21 (Call 03/15/21)	50	52,718
TransCanada PipeLines Ltd.
2.50%, 08/01/22	200	201,346
3.75%, 10/16/23 (Call 07/16/23)	50	53,066
7.13%, 01/15/19	200	213,954
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	225	233,413
4.65%, 07/01/26 (Call 04/01/26)	300	313,503
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	200	203,622
3.60%, 03/15/22 (Call 01/15/22)	500	515,845
3.75%, 06/15/27 (Call 03/15/27)	350	350,283
3.90%, 01/15/25 (Call 10/15/24)	248	254,835
4.00%, 11/15/21 (Call 08/15/21)	200	209,720
5.25%, 03/15/20	775	833,512
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	375	391,230

		23,355,636
REAL ESTATE — 0.06%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	25	27,201
5.25%, 03/15/25 (Call 12/15/24)	200	223,462
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	695	737,937
4.25%, 08/15/23 (Call 05/15/23)	250	273,787

		1,262,387
REAL ESTATE INVESTMENT TRUSTS — 1.31%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	250	268,810
American Tower Corp.
2.25%, 01/15/22	205	203,372
3.38%, 10/15/26 (Call 07/15/26)	145	144,160
3.40%, 02/15/19	350	357,430

Security	Principal (000s)	Value
3.50%, 01/31/23	$425	$441,439
3.55%, 07/15/27 (Call 04/15/27)	240	239,710
4.00%, 06/01/25 (Call 03/01/25)	300	313,764
4.40%, 02/15/26 (Call 11/15/25)	30	32,003
4.70%, 03/15/22	300	327,921
5.00%, 02/15/24	225	249,692
5.05%, 09/01/20	300	324,972
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	255,507
2.95%, 05/11/26 (Call 02/11/26)	250	248,625
3.35%, 05/15/27 (Call 02/15/27)	100	102,219
3.50%, 11/15/25 (Call 08/15/25)	30	31,049
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	200	192,366
3.65%, 02/01/26 (Call 11/03/25)	490	506,425
3.70%, 11/15/18 (Call 08/17/18)	460	468,639
4.13%, 05/15/21 (Call 02/15/21)	400	424,996
5.88%, 10/15/19 (Call 07/17/19)	250	268,105
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	250	249,055
3.65%, 06/15/24 (Call 04/15/24)	100	100,183
3.90%, 03/15/27 (Call 12/15/26)	250	249,625
4.13%, 06/15/26 (Call 03/15/26)	250	253,795
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	50,321
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[c]	40	38,121
5.25%, 12/01/23 (Call 09/01/23)[c]	300	300,558
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	285	301,236
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	425	420,499
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	128,606
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	95	93,980
3.40%, 02/15/21 (Call 01/15/21)	500	516,925
3.70%, 06/15/26 (Call 03/15/26)	250	253,615
4.45%, 02/15/26 (Call 11/15/25)	450	481,419
5.25%, 01/15/23	305	340,035

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	$20	$19,394
4.38%, 12/15/23 (Call 09/15/23)	150	160,382
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	250	247,250
4.63%, 07/15/22 (Call 04/15/22)	350	370,601
7.88%, 09/01/20	100	117,094
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	250	258,545
3.63%, 10/01/22 (Call 07/03/22)	218	227,858
5.25%, 03/15/21 (Call 12/15/20)	225	245,556
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	263,335
4.38%, 06/15/22 (Call 03/15/22)	250	268,557
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	100	104,029
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	195	191,695
3.00%, 04/15/23 (Call 01/15/23)	200	204,246
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	130	132,015
3.88%, 05/01/24 (Call 02/01/24)	600	627,318
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	300	306,285
3.75%, 02/01/19 (Call 11/01/18)	250	254,987
3.88%, 08/15/24 (Call 05/17/24)	155	161,425
4.00%, 06/01/25 (Call 03/01/25)	120	125,684
4.25%, 11/15/23 (Call 08/15/23)	300	321,189
5.38%, 02/01/21 (Call 11/03/20)	105	114,632
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	150	158,381
5.00%, 08/15/22 (Call 02/15/22)	400	431,220
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	300	308,271
Series D
3.75%, 10/15/23 (Call 07/15/23)	395	407,249
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	100	106,145
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	252,295
3.20%, 05/01/21 (Call 03/01/21)	100	102,578
3.80%, 04/01/27 (Call 01/01/27)	100	102,457
6.88%, 10/01/19	30	32,867

Security	Principal (000s)	Value
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	$250	$268,565
4.75%, 10/01/20 (Call 07/01/20)	250	266,327
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	150	154,700
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	300	321,411
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	110,141
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	250	264,835
5.25%, 01/15/26 (Call 10/15/25)	150	160,592
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	200	199,198
4.45%, 03/15/24 (Call 12/15/23)	100	104,604
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	230	234,865
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	300	308,718
3.88%, 07/15/24 (Call 04/15/24)	100	104,178
4.65%, 08/01/23 (Call 05/01/23)	250	273,432
6.75%, 08/15/19	25	27,210
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	400	407,436
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	250	252,690
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	150	150,998
2.35%, 01/30/22 (Call 10/30/21)	115	115,317
2.63%, 06/15/22 (Call 03/15/22)	100	101,208
2.75%, 02/01/23 (Call 11/01/22)	200	201,940
3.25%, 11/30/26 (Call 08/30/26)	250	253,272
3.30%, 01/15/26 (Call 10/15/25)	250	254,690
3.38%, 10/01/24 (Call 07/01/24)	200	206,390
3.38%, 06/15/27 (Call 03/15/27)	350	356,538
3.75%, 02/01/24 (Call 11/01/23)	750	789,637
4.13%, 12/01/21 (Call 09/01/21)	375	401,430
4.38%, 03/01/21 (Call 12/01/20)	320	342,333
UDR Inc.
3.50%, 07/01/27 (Call 04/01/27)	100	100,773
3.75%, 07/01/24 (Call 04/01/24)	135	139,861
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	600	591,216

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.75%, 05/01/24 (Call 02/01/24)	$100	$103,413
3.85%, 04/01/27 (Call 01/01/27)	100	102,862
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	95	96,151
4.25%, 03/01/22 (Call 12/01/21)	150	159,668
4.75%, 06/01/21 (Call 03/01/21)	150	161,729
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	250	262,375
4.88%, 06/01/26 (Call 03/01/26)	250	268,895
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	225	245,187
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	300	308,829
4.50%, 01/15/24 (Call 10/15/23)	270	293,444
4.95%, 01/15/21 (Call 10/15/20)	100	107,936
5.25%, 01/15/22 (Call 10/15/21)	50	55,292
Weyerhaeuser Co.
4.63%, 09/15/23	100	110,044
7.38%, 10/01/19	125	138,331
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	305	322,809

		26,004,187
RETAIL — 0.96%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,306
4.50%, 12/01/23 (Call 09/01/23)	200	212,196
5.75%, 05/01/20	100	108,388
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	155	158,895
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	70	68,493
3.25%, 04/15/25 (Call 01/15/25)	165	164,614
3.70%, 04/15/22 (Call 01/15/22)	300	313,860
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[c]	50	50,589
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[c]	213	232,504
Coach Inc.
3.00%, 07/15/22 (Call 06/15/22)	50	50,019

Security	Principal (000s)	Value
4.13%, 07/15/27 (Call 04/15/27)	$155	$155,870
Costco Wholesale Corp.
1.70%, 12/15/19	275	275,305
2.15%, 05/18/21 (Call 04/18/21)	25	25,175
2.25%, 02/15/22	170	171,391
3.00%, 05/18/27 (Call 02/18/27)	350	353,689
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	50	49,831
2.25%, 12/05/18 (Call 11/05/18)	79	79,464
2.25%, 08/12/19 (Call 07/12/19)	250	251,902
2.75%, 12/01/22 (Call 09/01/22)	500	505,495
2.80%, 07/20/20 (Call 06/20/20)	550	561,665
2.88%, 06/01/26 (Call 03/01/26)	50	48,922
3.38%, 08/12/24 (Call 05/12/24)	250	257,487
3.50%, 07/20/22 (Call 05/20/22)	50	52,308
3.88%, 07/20/25 (Call 04/20/25)	50	52,549
4.00%, 12/05/23 (Call 09/05/23)	250	267,532
4.13%, 05/15/21 (Call 02/15/21)	200	212,648
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	575	596,258
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	250	256,800
3.88%, 04/15/27 (Call 01/15/27)	300	313,350
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	495	496,876
2.13%, 09/15/26 (Call 06/15/26)	175	165,795
2.25%, 09/10/18 (Call 08/10/18)	142	143,048
2.63%, 06/01/22 (Call 05/01/22)	300	306,156
2.70%, 04/01/23 (Call 01/01/23)	100	101,813
3.00%, 04/01/26 (Call 01/01/26)	200	203,226
3.35%, 09/15/25 (Call 06/15/25)	45	47,123
3.75%, 02/15/24 (Call 11/15/23)	300	321,333
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	100	103,883
4.25%, 07/17/25 (Call 04/17/25)[c]	250	252,645
4.75%, 12/15/23 (Call 09/15/23)	100	104,626
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	380	366,506
3.10%, 05/03/27 (Call 02/03/27)	550	553,894
3.13%, 09/15/24 (Call 06/15/24)	250	257,127
3.38%, 09/15/25 (Call 06/15/25)	250	260,265
3.80%, 11/15/21 (Call 08/15/21)	200	213,558

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	$100	$94,409
3.63%, 06/01/24 (Call 03/01/24)[c]	175	166,680
3.88%, 01/15/22 (Call 10/15/21)[c]	225	226,507
4.38%, 09/01/23 (Call 06/01/23)	50	50,429
6.65%, 07/15/24	120	132,096
McDonald’s Corp.
1.88%, 05/29/19	50	50,131
2.63%, 01/15/22	100	101,555
2.75%, 12/09/20 (Call 11/09/20)	725	742,632
3.25%, 06/10/24	100	104,187
3.50%, 03/01/27 (Call 12/01/26)	300	310,764
3.70%, 01/30/26 (Call 10/30/25)	300	315,762
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	207,108
4.00%, 03/15/27 (Call 12/15/26)	200	200,402
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[c]	325	329,049
3.85%, 06/15/23 (Call 03/15/23)	250	262,940
4.63%, 09/15/21 (Call 06/15/21)	100	107,931
QVC Inc.
3.13%, 04/01/19	75	76,042
4.38%, 03/15/23	200	206,552
4.85%, 04/01/24	100	104,547
5.13%, 07/02/22	150	160,695
Staples Inc.
5.38%, 01/12/23 (Call 10/14/22)[c]	100	100,126
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	350	352,103
2.45%, 06/15/26 (Call 03/15/26)	170	166,539
2.70%, 06/15/22 (Call 04/15/22)	250	256,250
Target Corp.
2.50%, 04/15/26[c]	250	240,140
2.90%, 01/15/22	300	310,071
3.50%, 07/01/24	200	209,804
3.88%, 07/15/20	300	316,974
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	300	283,134
2.50%, 05/15/23 (Call 02/15/23)	125	126,523

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
1.95%, 12/15/18	$126	$126,883
2.55%, 04/11/23 (Call 01/11/23)	95	96,826
3.25%, 10/25/20	675	705,935
3.30%, 04/22/24 (Call 01/22/24)	400	422,872
3.63%, 07/08/20	50	52,731
5.88%, 04/05/27	100	125,863
Walgreen Co.
3.10%, 09/15/22	175	179,405
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	400	406,572
3.45%, 06/01/26 (Call 03/01/26)	600	602,460
3.80%, 11/18/24 (Call 08/18/24)	300	313,029

		19,143,037
SAVINGS & LOANS — 0.01%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	111,200
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	117	121,041

		232,241
SEMICONDUCTORS — 0.52%
Altera Corp.
2.50%, 11/15/18	510	515,936
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	177,476
3.50%, 12/05/26 (Call 09/05/26)	500	513,100
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	85	87,268
3.90%, 10/01/25 (Call 07/01/25)	160	171,938
4.30%, 06/15/21	600	649,572
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[a]	325	330,015
3.63%, 01/15/24 (Call 11/15/23)[a]	50	51,517
3.88%, 01/15/27 (Call 10/15/26)[a]	1,500	1,546,200
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	300	294,750
3.10%, 07/29/22	200	209,020
3.15%, 05/11/27 (Call 02/11/27)	250	255,040
3.30%, 10/01/21	925	971,823

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.70%, 07/29/25 (Call 04/29/25)	$480	$511,982
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	445	473,516
4.65%, 11/01/24 (Call 08/01/24)	158	172,958
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	30	30,560
3.80%, 03/15/25 (Call 12/15/24)	200	208,962
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	250	251,112
QUALCOMM Inc.
2.25%, 05/20/20	280	283,130
2.60%, 01/30/23 (Call 12/30/22)	70	70,587
3.00%, 05/20/22	900	928,782
3.25%, 05/20/27 (Call 02/20/27)	500	506,095
3.45%, 05/20/25 (Call 02/20/25)	250	258,915
Texas Instruments Inc.
1.65%, 08/03/19	300	300,237
1.75%, 05/01/20 (Call 04/01/20)	145	145,086
2.63%, 05/15/24 (Call 03/15/24)	55	55,337
2.75%, 03/12/21 (Call 02/12/21)	75	77,088
Xilinx Inc.
2.13%, 03/15/19	100	100,449
2.95%, 06/01/24 (Call 04/01/24)	95	96,305
3.00%, 03/15/21	100	102,516

		10,347,272
SOFTWARE — 0.83%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	200	203,702
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	300	310,647
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	170	170,452
4.38%, 06/15/25 (Call 03/15/25)	195	209,594
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	300	299,808
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	70	71,492
4.70%, 03/15/27 (Call 12/15/26)	250	265,012
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	31,393
4.80%, 03/01/26 (Call 12/01/25)	50	55,721

Security	Principal (000s)	Value
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	$75	$74,885
3.00%, 08/15/26 (Call 05/15/26)	200	196,940
3.50%, 04/15/23 (Call 01/15/23)	500	520,610
3.63%, 10/15/20 (Call 09/15/20)	50	52,338
4.50%, 10/15/22 (Call 08/15/22)	500	544,510
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	50	52,656
4.75%, 06/15/21	250	271,115
Microsoft Corp.
1.30%, 11/03/18	434	433,748
1.55%, 08/08/21 (Call 07/08/21)	525	517,618
1.63%, 12/06/18	522	523,394
1.85%, 02/12/20 (Call 01/12/20)	525	527,814
2.00%, 11/03/20 (Call 10/03/20)	555	559,512
2.00%, 08/08/23 (Call 06/08/23)	25	24,662
2.13%, 11/15/22	200	200,020
2.38%, 02/12/22 (Call 01/12/22)	650	659,035
2.40%, 02/06/22 (Call 01/06/22)	225	228,551
2.40%, 08/08/26 (Call 05/08/26)	675	656,876
2.70%, 02/12/25 (Call 11/12/24)	975	985,481
2.88%, 02/06/24 (Call 12/06/23)	285	293,028
3.13%, 11/03/25 (Call 08/03/25)	500	517,935
3.63%, 12/15/23 (Call 09/15/23)	675	723,613
4.20%, 06/01/19	675	706,043
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	100	99,714
2.25%, 10/08/19	625	633,019
2.38%, 01/15/19	125	126,444
2.40%, 09/15/23 (Call 07/15/23)	550	551,056
2.50%, 05/15/22 (Call 03/15/22)	1,283	1,302,745
2.50%, 10/15/22	500	505,815
2.65%, 07/15/26 (Call 04/15/26)	345	338,611
2.80%, 07/08/21	500	516,060
2.95%, 05/15/25 (Call 02/15/25)	300	305,232
3.40%, 07/08/24 (Call 04/08/24)	125	131,429
3.63%, 07/15/23	323	345,568
3.88%, 07/15/20	400	424,128
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	205	205,900
3.90%, 08/21/27 (Call 05/21/27)	75	75,644

		16,449,570

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 1.22%
America Movil SAB de CV
5.00%, 03/30/20	$875	$942,209
AT&T Inc.
2.30%, 03/11/19	825	830,206
2.45%, 06/30/20 (Call 05/30/20)	500	503,960
2.63%, 12/01/22 (Call 09/01/22)	50	49,588
2.85%, 02/14/23 (Call 01/14/23)	170	169,480
3.00%, 02/15/22	525	531,547
3.00%, 06/30/22 (Call 04/30/22)	550	556,066
3.40%, 08/14/24 (Call 06/14/24)	250	252,090
3.40%, 05/15/25 (Call 02/15/25)	750	747,367
3.80%, 03/15/22	450	470,385
3.88%, 08/15/21	600	630,366
3.90%, 03/11/24 (Call 12/11/23)	750	781,305
3.95%, 01/15/25 (Call 10/15/24)	600	619,950
4.13%, 02/17/26 (Call 11/17/25)	550	568,964
4.45%, 05/15/21	400	428,248
4.45%, 04/01/24 (Call 01/01/24)	325	348,410
5.00%, 03/01/21	250	271,317
5.20%, 03/15/20	300	322,137
5.80%, 02/15/19	25	26,367
5.88%, 10/01/19	300	323,436
British Telecommunications PLC
2.35%, 02/14/19	250	251,655
Cisco Systems Inc.
1.40%, 09/20/19	775	771,404
1.60%, 02/28/19	425	425,263
1.85%, 09/20/21 (Call 08/20/21)	250	248,875
2.20%, 02/28/21	605	611,897
2.45%, 06/15/20	25	25,504
2.50%, 09/20/26 (Call 06/20/26)	525	512,463
2.60%, 02/28/23	350	355,876
2.95%, 02/28/26	175	177,025
3.63%, 03/04/24	150	160,082
4.45%, 01/15/20	25	26,605
4.95%, 02/15/19	600	628,692
Juniper Networks Inc.
4.50%, 03/15/24	50	53,770
4.60%, 03/15/21	195	209,391
Motorola Solutions Inc.
3.50%, 09/01/21	125	128,733
3.50%, 03/01/23	55	55,858

Security	Principal (000s)	Value
3.75%, 05/15/22	$200	$207,898
7.50%, 05/15/25	200	243,788
Orange SA
1.63%, 11/03/19	215	213,798
2.75%, 02/06/19	400	405,484
4.13%, 09/14/21	150	161,170
5.38%, 07/08/19	50	53,137
Qwest Corp.
6.75%, 12/01/21	150	164,376
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	250	244,742
3.63%, 12/15/25 (Call 09/15/25)	60	62,311
4.10%, 10/01/23 (Call 07/01/23)	300	322,725
Telefonica Emisiones SAU
4.10%, 03/08/27	250	261,110
5.46%, 02/16/21	450	495,643
5.88%, 07/15/19	250	267,805
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	200	216,110
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	500	494,785
2.63%, 08/15/26	425	397,422
2.95%, 03/15/22	1,100	1,118,953
3.00%, 11/01/21 (Call 09/01/21)	560	573,138
3.38%, 02/15/25[a]	1,623	1,627,966
3.50%, 11/01/21	125	130,358
3.50%, 11/01/24 (Call 08/01/24)	825	840,980
4.13%, 03/16/27	90	93,386
4.15%, 03/15/24 (Call 12/15/23)	74	78,447
5.15%, 09/15/23	900	1,006,146
Vodafone Group PLC
2.50%, 09/26/22	300	302,688
2.95%, 02/19/23	250	254,910

		24,255,767
TEXTILES — 0.01%
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	100	105,347
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	104,643

		209,990
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	46,194

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Mattel Inc.
2.35%, 05/06/19	$275	$275,883

		322,077
TRANSPORTATION — 0.45%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	250	258,808
3.05%, 03/15/22 (Call 12/15/21)	160	166,230
3.40%, 09/01/24 (Call 06/01/24)	375	393,671
3.75%, 04/01/24 (Call 01/01/24)	400	428,668
4.70%, 10/01/19	250	264,757
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	250	256,805
2.95%, 11/21/24 (Call 08/21/24)	220	225,810
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	200	200,424
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	50	50,309
3.35%, 11/01/25 (Call 08/01/25)	625	642,812
3.70%, 10/30/20 (Call 07/30/20)	250	261,740
4.25%, 06/01/21 (Call 03/01/21)	150	160,601
FedEx Corp.
2.30%, 02/01/20	345	348,450
3.25%, 04/01/26 (Call 01/01/26)	45	45,934
3.30%, 03/15/27 (Call 12/15/26)	165	167,881
4.00%, 01/15/24	430	465,152
8.00%, 01/15/19	32	34,619
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	256,408
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	100	101,271
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	203,998
3.00%, 04/01/22 (Call 01/01/22)	575	591,801
3.85%, 01/15/24 (Call 10/15/23)	250	266,870
5.90%, 06/15/19	75	80,247
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	115	114,677
2.50%, 05/11/20 (Call 04/11/20)	105	106,278
2.50%, 09/01/22 (Call 08/01/22)	55	55,112
2.65%, 03/02/20 (Call 02/02/20)	50	50,766
2.88%, 09/01/20 (Call 08/01/20)	205	209,465
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	465	465,484

Security	Principal (000s)	Value
3.00%, 04/15/27 (Call 01/15/27)	$400	$405,812
4.16%, 07/15/22 (Call 04/15/22)	528	574,020
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	125	122,340
2.45%, 10/01/22	600	609,174
3.13%, 01/15/21	175	182,191
5.13%, 04/01/19	182	191,624

		8,960,209
TRUCKING & LEASING — 0.03%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[c]	300	303,432
3.25%, 09/15/26 (Call 06/15/26)	130	128,800
3.85%, 03/30/27 (Call 12/30/26)	25	25,875
4.85%, 06/01/21	200	218,018

		676,125
WATER — 0.01%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	270	272,068

		272,068

TOTAL CORPORATE BONDS & NOTES
(Cost: $666,892,388)		677,886,016

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.22%

CANADA — 0.64%
Canada Government International Bond
1.63%, 02/27/19	395	396,620
Export Development Canada
1.00%, 11/01/18	705	701,926
1.25%, 12/10/18	100	99,800
1.25%, 02/04/19	160	159,624
1.63%, 12/03/19	1,000	1,002,120
1.75%, 07/21/20[c]	675	678,193
2.00%, 05/17/22	150	151,008
Province of British Columbia Canada
2.00%, 10/23/22	120	120,024
2.25%, 06/02/26	580	573,017
Province of Manitoba Canada
2.10%, 09/06/22	100	99,863

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.13%, 05/04/22	$100	$100,278
2.13%, 06/22/26	650	627,393
3.05%, 05/14/24	50	52,185
Province of Ontario Canada
1.63%, 01/18/19	500	500,480
1.65%, 09/27/19	750	749,370
2.00%, 09/27/18	475	477,441
2.00%, 01/30/19	150	150,915
2.25%, 05/18/22	600	604,830
2.50%, 09/10/21	100	101,988
3.20%, 05/16/24	1,100	1,159,389
4.00%, 10/07/19	200	209,348
4.40%, 04/14/20	850	906,788
Province of Quebec Canada
2.50%, 04/20/26	700	703,059
2.63%, 02/13/23	425	435,663
2.75%, 04/12/27	500	507,535
2.88%, 10/16/24	500	519,430
3.50%, 07/29/20	725	760,409
7.13%, 02/09/24	150	189,362

		12,738,058
CHILE — 0.06%
Chile Government International Bond
2.25%, 10/30/22[c]	400	400,324
3.25%, 09/14/21	200	209,300
3.88%, 08/05/20	600	633,054

		1,242,678
COLOMBIA — 0.13%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	500	509,540
4.38%, 07/12/21	750	802,822
7.38%, 03/18/19	550	595,661
8.13%, 05/21/24	200	257,370
11.75%, 02/25/20	300	369,723

		2,535,116
GERMANY — 0.08%
FMS Wertmanagement AoeR
1.75%, 01/24/20	1,450	1,456,583
1.75%, 03/17/20	200	200,846

		1,657,429

Security	Principal (000s)	Value
HUNGARY — 0.14%
Hungary Government International Bond
4.00%, 03/25/19	$468	$483,248
5.38%, 02/21/23	360	408,967
5.38%, 03/25/24	200	231,134
5.75%, 11/22/23	600	701,394
6.25%, 01/29/20	300	327,927
6.38%, 03/29/21	500	566,895

		2,719,565
ISRAEL — 0.08%
Israel Government International Bond
2.88%, 03/16/26	600	610,644
5.13%, 03/26/19	912	960,400

		1,571,044
ITALY — 0.04%
Republic of Italy Government International Bond
6.88%, 09/27/23	610	733,385

		733,385
JAPAN — 0.15%
Japan Bank for International Cooperation/Japan
1.75%, 11/13/18	800	800,728
1.88%, 07/21/26	750	705,937
2.13%, 02/10/25	400	391,020
2.25%, 11/04/26	250	242,208
2.50%, 06/01/22	500	507,940
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	316,866

		2,964,699
MEXICO — 0.20%
Mexico Government International Bond
3.50%, 01/21/21[c]	100	105,029
3.60%, 01/30/25	1,000	1,028,840
3.63%, 03/15/22	980	1,028,686
4.00%, 10/02/23	850	900,099
4.13%, 01/21/26	450	477,099
4.15%, 03/28/27	500	529,710

		4,069,463

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
PANAMA — 0.06%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	$650	$697,528
5.20%, 01/30/20	550	595,672

		1,293,200
PERU — 0.05%
Peruvian Government International Bond
7.13%, 03/30/19	365	397,949
7.35%, 07/21/25	400	528,720

		926,669
PHILIPPINES — 0.16%
Philippine Government International Bond
4.00%, 01/15/21	1,000	1,066,200
5.50%, 03/30/26	812	979,532
8.38%, 06/17/19	300	335,277
10.63%, 03/16/25	500	770,045

		3,151,054
POLAND — 0.22%
Republic of Poland Government International Bond
3.00%, 03/17/23	1,000	1,030,050
3.25%, 04/06/26	1,100	1,139,028
4.00%, 01/22/24	150	162,573
5.00%, 03/23/22	50	55,902
5.13%, 04/21/21	930	1,028,413
6.38%, 07/15/19	900	977,616

		4,393,582
SOUTH KOREA — 0.20%
Export-Import Bank of Korea
2.25%, 01/21/20	1,000	1,000,010
2.38%, 08/12/19	250	251,217
2.75%, 01/25/22	500	504,225
2.88%, 01/21/25	400	397,560
5.00%, 04/11/22	1,000	1,105,410
Korea International Bond
5.63%, 11/03/25	250	302,675
7.13%, 04/16/19	462	500,212

		4,061,309

Security	Principal (000s)	Value
SUPRANATIONAL — 2.87%
African Development Bank
1.00%, 11/02/18	$125	$124,426
1.00%, 05/15/19	429	425,624
1.13%, 03/04/19[c]	718	714,798
1.63%, 10/02/18	475	476,135
2.38%, 09/23/21	328	335,587
Asian Development Bank
1.38%, 01/15/19	150	149,933
1.38%, 03/23/20[c]	600	597,876
1.50%, 09/28/18	725	726,008
1.50%, 01/22/20	1,045	1,044,958
1.63%, 05/05/20	600	601,338
1.63%, 03/16/21	1,150	1,147,148
1.75%, 09/11/18	600	602,316
1.75%, 01/10/20	250	251,423
1.75%, 06/08/21	1,000	1,000,310
1.88%, 10/23/18	100	100,548
1.88%, 02/18/22	775	777,061
2.00%, 01/22/25	120	118,921
2.00%, 04/24/26	750	736,042
2.63%, 01/12/27	500	514,965
Corp. Andina de Fomento
2.00%, 05/10/19	400	400,868
2.13%, 09/27/21	525	523,252
4.38%, 06/15/22	400	435,400
Council of Europe Development Bank
1.75%, 11/14/19	150	150,605
European Bank for Reconstruction & Development
0.88%, 07/22/19	250	247,135
1.50%, 03/16/20	1,000	998,540
1.63%, 11/15/18	1,850	1,854,662
1.63%, 05/05/20	100	100,139
2.13%, 03/07/22	250	252,900
European Investment Bank
1.25%, 05/15/19	2,545	2,535,914
1.38%, 09/15/21	300	294,924
1.63%, 12/18/18	1,000	1,002,910
1.63%, 03/16/20	475	475,812
1.63%, 08/14/20	50	50,008
1.63%, 06/15/21	1,500	1,492,695

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.75%, 06/17/19	$100	$100,491
1.75%, 05/15/20[c]	100	100,445
1.88%, 03/15/19	2,000	2,012,820
1.88%, 02/10/25	1,400	1,371,860
2.00%, 03/15/21	1,750	1,766,292
2.13%, 10/15/21	50	50,587
2.13%, 04/13/26	250	247,778
2.25%, 03/15/22[c]	1,000	1,016,500
2.25%, 08/15/22	650	660,023
2.38%, 06/15/22	550	562,023
2.50%, 04/15/21	300	307,851
2.88%, 09/15/20	150	155,427
3.25%, 01/29/24	1,100	1,176,175
4.00%, 02/16/21	625	671,937
Inter-American Development Bank
1.25%, 09/14/21[c]	500	489,970
1.38%, 07/15/20	1,050	1,043,710
1.63%, 05/12/20	685	686,548
1.75%, 10/15/19	875	879,471
1.75%, 04/14/22	1,075	1,071,248
1.88%, 06/16/20	500	504,225
2.13%, 11/09/20	250	253,645
2.13%, 01/18/22[c]	500	506,790
2.13%, 01/15/25	600	600,168
3.00%, 02/21/24	400	422,144
4.25%, 09/10/18	1,000	1,028,900
Series GDP
1.25%, 10/15/19	500	497,430
International Bank for Reconstruction & Development
0.88%, 08/15/19	1,000	988,760
1.13%, 11/27/19	1,165	1,154,876
1.38%, 05/24/21	550	543,680
1.63%, 03/09/21[c]	1,175	1,172,744
1.88%, 03/15/19	900	906,390
1.88%, 10/07/19[c]	2,200	2,217,204
1.88%, 04/21/20[c]	200	201,772
1.88%, 10/07/22[c]	450	449,663
1.88%, 10/27/26	50	48,442
2.00%, 01/26/22	850	857,131
2.13%, 11/01/20	450	456,899
2.13%, 02/13/23[c]	100	100,784
2.13%, 03/03/25	245	244,263

Security	Principal (000s)	Value
2.25%, 06/24/21[c]	$1,375	$1,401,785
2.50%, 11/25/24	250	256,385
2.50%, 07/29/25	1,050	1,073,614
7.63%, 01/19/23	1,000	1,283,970
International Finance Corp.
1.13%, 07/20/21	250	244,145
1.25%, 11/27/18	100	99,840
1.63%, 07/16/20	100	100,169
1.75%, 09/04/18	640	642,483
1.75%, 09/16/19	1,599	1,607,411
2.13%, 04/07/26	250	247,703
Nordic Investment Bank
0.88%, 09/27/18	405	402,930
1.13%, 02/25/19	905	901,226

		57,049,908
SWEDEN — 0.09%
Svensk Exportkredit AB
1.13%, 08/28/19	500	495,440
1.75%, 05/18/20	200	200,558
1.75%, 03/10/21	1,000	998,700

		1,694,698
URUGUAY — 0.05%
Uruguay Government International Bond
4.50%, 08/14/24[c]	905	996,432

		996,432

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $103,349,223)		103,798,289

MUNICIPAL DEBT OBLIGATIONS — 0.12%

CALIFORNIA — 0.03%
State of California GO
6.20%, 03/01/19	100	106,781
6.20%, 10/01/19	20	21,841
State of California GO BAB
5.70%, 11/01/21	300	340,917

		469,539
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series A
3.00%, 07/01/20	$250	$255,590

		255,590
ILLINOIS — 0.04%
State of Illinois GO
4.95%, 06/01/23	335	346,829
5.67%, 03/01/18	50	50,818
5.88%, 03/01/19	400	413,824

		811,471
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	50	46,777
0.00%, 02/15/23 (AGM)	600	502,854

		549,631
UTAH — 0.01%
State of Utah GO BAB
Series B
3.54%, 07/01/25	250	266,913

		266,913

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $2,305,192)		2,353,144

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.83%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.97%
Federal Home Loan Banks
0.88%, 10/01/18	420	418,076
1.13%, 06/21/19	200	199,144
1.25%, 01/16/19	2,630	2,626,765
1.38%, 03/18/19	450	450,203
1.38%, 05/28/19	850	850,587
1.38%, 09/13/19	600	599,250
1.38%, 11/15/19	400	399,512
1.38%, 02/18/21	2,460	2,446,814
1.75%, 06/12/20	350	352,408
1.88%, 11/29/21	2,800	2,823,744
Federal Home Loan Mortgage Corp.
0.88%, 10/12/18	370	368,268
0.88%, 07/19/19	200	198,152
1.25%, 08/01/19	2,180	2,174,550

Security	Principal (000s)	Value
1.25%, 10/02/19	$4,341	$4,325,980
1.38%, 05/01/20	1,400	1,396,962
1.75%, 05/30/19	4,800	4,832,592
2.38%, 01/13/22	1,378	1,415,909
3.75%, 03/27/19	1,905	1,975,866
Federal National Mortgage Association
1.00%, 02/26/19	800	795,912
1.00%, 10/24/19	125	123,874
1.25%, 08/17/21	2,200	2,165,724
1.38%, 02/26/21	600	595,752
1.38%, 10/07/21	3,850	3,801,875
1.50%, 06/22/20	1,250	1,252,038
1.63%, 01/21/20	8,600	8,634,830
1.75%, 09/12/19	9,150	9,212,769
1.88%, 09/24/26	2,000	1,934,200
2.00%, 01/05/22	1,000	1,011,050
2.13%, 04/24/26	1,000	991,130
2.63%, 09/06/24	700	726,859

		59,100,795
U.S. GOVERNMENT OBLIGATIONS — 55.86%
U.S. Treasury Note/Bond
0.75%, 02/15/19	3,500	3,472,931
0.75%, 07/15/19	10,000	9,894,921
0.88%, 10/15/18	2,100	2,091,043
0.88%, 04/15/19	4,200	4,170,635
0.88%, 07/31/19	3,000	2,975,067
0.88%, 09/15/19	5,500	5,449,804
1.00%, 03/15/19	2,000	1,991,109
1.00%, 06/30/19	9,000	8,949,640
1.00%, 08/31/19	7,700	7,650,587
1.00%, 09/30/19	5,000	4,966,540
1.00%, 11/15/19	6,000	5,955,014
1.00%, 11/30/19	500	496,259
1.13%, 01/15/19	11,400	11,376,341
1.13%, 01/31/19	10,000	9,976,912
1.13%, 12/31/19	1,168	1,161,914
1.13%, 03/31/20	1,640	1,629,347
1.13%, 04/30/20	8,296	8,239,385
1.13%, 06/30/21	8,100	7,963,493
1.13%, 07/31/21	10,000	9,824,219
1.13%, 09/30/21	2,000	1,961,230
1.25%, 11/30/18	7,700	7,698,671

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.25%, 12/31/18	$2,000	$1,999,312
1.25%, 01/31/19	23,500	23,488,974
1.25%, 04/30/19	3,000	2,996,847
1.25%, 10/31/19	9,000	8,982,533
1.25%, 01/31/20	7,200	7,180,369
1.25%, 02/29/20	3,921	3,908,934
1.25%, 03/31/21	3,600	3,563,736
1.25%, 10/31/21	10,000	9,848,176
1.25%, 07/31/23	11,500	11,119,823
1.38%, 11/30/18	9,800	9,812,466
1.38%, 02/28/19	12,500	12,514,747
1.38%, 01/31/20	8,500	8,502,158
1.38%, 02/29/20	5,000	4,999,772
1.38%, 03/31/20	6,000	5,999,752
1.38%, 04/30/20	6,400	6,397,648
1.38%, 05/31/20	7,000	6,995,950
1.38%, 08/31/20	13,000	12,974,561
1.38%, 09/30/20	22,000	21,945,251
1.38%, 10/31/20	3,000	2,990,521
1.38%, 01/31/21	8,000	7,963,397
1.38%, 04/30/21	900	894,155
1.38%, 05/31/21	2,400	2,382,782
1.38%, 06/30/23	6,800	6,630,000
1.38%, 08/31/23	11,000	10,704,318
1.38%, 09/30/23	6,100	5,932,663
1.50%, 12/31/18	15,750	15,795,280
1.50%, 01/31/19	9,950	9,979,490
1.50%, 02/28/19	6,200	6,218,164
1.50%, 03/31/19	7,128	7,150,315
1.50%, 05/31/19	17,000	17,053,321
1.50%, 11/30/19	9,000	9,029,914
1.50%, 04/15/20	2,000	2,005,755
1.50%, 05/31/20	26,800	26,868,209
1.50%, 06/15/20	2,000	2,005,026
1.50%, 02/28/23	9,000	8,862,541
1.50%, 03/31/23	4,000	3,936,890
1.50%, 08/15/26	9,000	8,566,175
1.63%, 03/31/19	5,200	5,227,200
1.63%, 04/30/19	2,800	2,814,762
1.63%, 06/30/19	8,000	8,043,824
1.63%, 07/31/19	7,500	7,542,045
1.63%, 08/31/19	8,950	9,001,672
1.63%, 12/31/19	6,000	6,036,162

Security	Principal (000s)	Value
1.63%, 03/15/20	$2,500	$2,515,375
1.63%, 07/31/20	1,750	1,759,919
1.63%, 08/15/22	8,000	7,969,290
1.63%, 11/15/22	12,219	12,142,074
1.63%, 04/30/23	9,500	9,403,818
1.63%, 05/31/23	3,000	2,968,357
1.63%, 02/15/26	16,100	15,551,036
1.63%, 05/15/26	10,000	9,638,388
1.75%, 09/30/19	5,750	5,797,906
1.75%, 10/31/20	400	403,387
1.75%, 12/31/20	4,800	4,838,011
1.75%, 02/28/22	194	194,702
1.75%, 03/31/22	2,200	2,206,716
1.75%, 04/30/22	8,000	8,020,892
1.75%, 05/15/22	4,000	4,011,865
1.75%, 06/30/22	5,000	5,010,058
1.75%, 09/30/22	10,000	10,005,789
1.75%, 01/31/23	20,200	20,164,984
1.75%, 05/15/23	4,445	4,428,633
1.88%, 06/30/20	2,500	2,532,275
1.88%, 11/30/21	6,000	6,061,475
1.88%, 01/31/22	9,000	9,081,414
1.88%, 02/28/22	3,000	3,027,224
1.88%, 03/31/22	6,000	6,051,144
1.88%, 04/30/22	4,000	4,032,231
1.88%, 08/31/22	10,000	10,070,277
1.88%, 10/31/22	7,000	7,043,518
2.00%, 07/31/20	4,550	4,624,247
2.00%, 09/30/20	16,000	16,258,212
2.00%, 11/30/20	4,180	4,247,190
2.00%, 02/28/21	4,950	5,029,277
2.00%, 05/31/21	2,000	2,031,148
2.00%, 08/31/21	9,000	9,136,003
2.00%, 10/31/21	11,000	11,162,798
2.00%, 11/15/21	8,000	8,123,943
2.00%, 12/31/21	6,500	6,594,040
2.00%, 07/31/22	7,000	7,093,035
2.00%, 11/30/22	10,000	10,120,197
2.00%, 02/15/23	8,345	8,438,605
2.00%, 05/31/24	11,000	11,053,914
2.00%, 02/15/25	13,600	13,606,310
2.00%, 08/15/25	15,000	14,967,269
2.00%, 11/15/26	8,900	8,820,387

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.13%, 08/31/20	$18,120	$18,481,813
2.13%, 01/31/21	8,750	8,927,902
2.13%, 06/30/21	2,600	2,652,519
2.13%, 08/15/21	14,295	14,586,453
2.13%, 09/30/21	5,000	5,099,757
2.13%, 12/31/21	4,250	4,333,811
2.13%, 06/30/22	10,500	10,700,103
2.13%, 12/31/22	7,400	7,532,345
2.13%, 11/30/23	7,000	7,109,895
2.13%, 02/29/24	4,800	4,866,183
2.13%, 03/31/24	6,000	6,080,365
2.13%, 07/31/24	2,500	2,529,682
2.13%, 05/15/25	16,800	16,937,606
2.25%, 03/31/21	2,300	2,356,205
2.25%, 04/30/21	6,350	6,506,568
2.25%, 01/31/24	4,800	4,904,663
2.25%, 11/15/24	14,000	14,267,833
2.25%, 11/15/25	16,000	16,249,240
2.25%, 02/15/27	17,500	17,697,797
2.38%, 12/31/20	5,100	5,244,505
2.38%, 08/15/24	6,900	7,094,837
2.38%, 05/15/27	3,500	3,576,348
2.50%, 08/15/23	2,040	2,116,290
2.50%, 05/15/24	8,025	8,318,376
2.63%, 08/15/20	4,500	4,654,203
2.63%, 11/15/20	4,875	5,048,174
2.75%, 02/15/19	6,800	6,942,406
2.75%, 11/15/23	7,150	7,525,518
3.13%, 05/15/19	10,000	10,305,608
3.13%, 05/15/21	8,600	9,084,299
3.38%, 11/15/19	4,493	4,690,470
3.50%, 05/15/20	6,353	6,706,706
3.63%, 08/15/19	4,590	4,793,108
3.63%, 02/15/20	2,010	2,119,523
3.63%, 02/15/21	756	809,477
3.75%, 11/15/18	4,300	4,426,327
6.00%, 02/15/26	7,500	9,825,154
6.50%, 11/15/26	4,000	5,488,675
6.63%, 02/15/27	6,000	8,339,690
6.75%, 08/15/26	1,000	1,385,393
6.88%, 08/15/25	2,200	2,994,186
7.25%, 08/15/22	750	946,470
7.50%, 11/15/24	1,500	2,064,376
7.88%, 02/15/21	5,000	6,063,158

Security	Principal or Shares (000s)	Value
8.00%, 11/15/21	$3,700	$4,657,976
8.50%, 02/15/20	1,667	1,955,201
8.75%, 05/15/20	1,500	1,793,341
8.75%, 08/15/20	8,000	9,685,788

		1,111,474,308

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $1,168,983,269)		1,170,575,103

SHORT-TERM INVESTMENTS — 2.13%

MONEY MARKET FUNDS — 2.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[d,g,h]	42,456	42,456,089

		42,456,089

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,456,089)		42,456,089

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $1,983,986,161)[i]		1,997,068,641
Other Assets, Less Liabilities — (0.37)%		(7,443,245)

NET ASSETS — 100.00%		$1,989,625,396

BAB — Build America Bond

GO — General Obligation

RB — Revenue Bond

VRN — Variable Rate Note

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,984,146,563. Net unrealized appreciation was $12,922,078, of which $18,604,995 represented gross unrealized appreciation on investments and $5,682,917 represented gross unrealized depreciation on investments.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Principal/ Shares held at 02/28/17 (000s)	Principal/ Shares purchased (000s)		Principal/ Shares sold (000s)	Principal/ Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	20,981	21,475	[b]	—	42,456	$42,456,089	$—	$—	$27,308
PNC Bank N.A.
2.15%, 04/29/21	$250	$—		$—	$250	250,603	—	2,564	2,860
2.20%, 01/28/19	500	—		—	500	503,100	—	(122)	5,077
2.30%, 06/01/20	500	—		—	500	505,015	—	2,313	6,212
2.70%, 11/01/22	250	—		—	250	252,293	—	3,780	3,377
2.95%, 02/23/25	300	—		(300)	—	—	(13,595)	17,616	2,765
3.25%, 06/01/25	250	—		—	250	257,445	—	5,812	3,325
4.20%, 11/01/25	250	—		—	250	272,425	—	5,371	4,213
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22	400	—		—	400	418,152	—	6,058	5,522
3.90%, 04/29/24	500	—		(250)	250	265,587	9,758	748	7,865
4.38%, 08/11/20	350	—		—	350	373,733	—	3,198	4,899

						$45,554,442	$(3,837)	$47,338	$73,423

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$677,886,016	$—	$677,886,016
Foreign government obligations	—	103,798,289	—	103,798,289
Municipal debt obligations	—	2,353,144	—	2,353,144
U.S. government & agency obligations	—	1,170,575,103	—	1,170,575,103
Money market funds	42,456,089	—	—	42,456,089

Total	$42,456,089	$1,954,612,552	$—	$1,997,068,641

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 39.10%

ADVERTISING — 0.07%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$25	$26,303
Omnicom Group Inc.
3.63%, 05/01/22	25	26,204
WPP Finance 2010
3.75%, 09/19/24	50	51,451

		103,958
AEROSPACE & DEFENSE — 0.51%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	65	66,485
3.38%, 06/15/46 (Call 12/15/45)	25	23,939
6.00%, 03/15/19	25	26,617
Harris Corp.
4.40%, 12/15/20	25	26,595
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	18	18,990
Lockheed Martin Corp.
4.07%, 12/15/42	33	34,091
4.70%, 05/15/46 (Call 11/15/45)	50	56,738
Series B
6.15%, 09/01/36	25	32,917
Northrop Grumman Corp.
3.50%, 03/15/21	25	26,227
4.75%, 06/01/43	25	28,640
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	25	27,498
Rockwell Collins Inc.
3.50%, 03/15/27 (Call 12/15/26)	100	102,309
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	72	71,251
3.10%, 06/01/22	75	77,379
3.75%, 11/01/46 (Call 05/01/46)	25	24,096
4.50%, 06/01/42	50	53,918
6.05%, 06/01/36	26	33,297

		730,987
AGRICULTURE — 0.49%
Altria Group Inc.
2.95%, 05/02/23	50	51,027
5.38%, 01/31/44	60	71,387

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
4.02%, 04/16/43	$25	$26,535
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)[a]	50	50,592
4.54%, 08/15/47 (Call 02/15/47)[a]	50	51,621
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	45	46,328
Philip Morris International Inc.
2.50%, 08/22/22	25	25,201
2.63%, 03/06/23	50	50,325
3.13%, 08/17/27 (Call 05/17/27)	100	100,609
4.25%, 11/10/44	50	52,259
6.38%, 05/16/38	25	33,406
Reynolds American Inc.
3.25%, 06/12/20	50	51,489
4.00%, 06/12/22	39	41,351
5.70%, 08/15/35 (Call 02/15/35)	25	29,350
5.85%, 08/15/45 (Call 02/15/45)	25	30,312

		711,792
AIRLINES — 0.11%
American Airlines Pass Through Trust
Series 2014-1, Class A
3.70%, 04/01/28	64	65,992
Series 2015-1, Class A
3.38%, 11/01/28	27	27,463
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26	12	12,943
United Airlines Pass Through Trust Series 2015-1, Class AA
3.45%, 06/01/29	48	48,876

		155,274
APPAREL — 0.07%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	50	50,230
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	50	50,942

		101,172
AUTO MANUFACTURERS — 0.69%
American Honda Finance Corp.
1.70%, 02/22/19	50	50,015

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.30%, 09/09/26	$30	$28,760
Daimler Finance North America LLC
8.50%, 01/18/31	25	37,590
Ford Motor Co.
4.75%, 01/15/43	64	61,605
6.63%, 10/01/28	50	60,273
Ford Motor Credit Co. LLC
3.34%, 03/18/21	200	204,880
General Motors Co.
6.25%, 10/02/43	25	27,958
6.60%, 04/01/36 (Call 10/01/35)	50	58,535
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	50	51,000
3.20%, 07/13/20 (Call 06/13/20)	120	122,699
4.25%, 05/15/23	50	52,271
Toyota Motor Credit Corp.
1.70%, 02/19/19	50	50,078
2.10%, 01/17/19	50	50,356
2.15%, 03/12/20	50	50,454
3.30%, 01/12/22	50	52,377
3.40%, 09/15/21	40	42,064

		1,000,915
AUTO PARTS & EQUIPMENT — 0.04%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	25	25,667
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	25	26,601

		52,268
BANKS — 9.04%
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	50	50,430
Bank of America Corp.
2.60%, 01/15/19	100	101,001
2.65%, 04/01/19	100	101,203
3.30%, 01/11/23	50	51,409
4.13%, 01/22/24	83	88,907
4.20%, 08/26/24	128	134,734
4.25%, 10/22/26	75	78,727
4.45%, 03/03/26	164	174,194
5.00%, 01/21/44	30	34,738
5.63%, 07/01/20	50	54,744
5.70%, 01/24/22	50	56,569

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[b]	$50	$50,992
VRN, (3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[b]	50	51,509
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[b]	50	54,017
Series L
4.75%, 04/21/45	25	27,229
Bank of Montreal
1.50%, 07/18/19	25	24,870
1.90%, 08/27/21	50	49,654
2.38%, 01/25/19 (Call 12/25/18)	25	25,217
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	25	25,129
2.30%, 09/11/19 (Call 08/11/19)	25	25,233
2.45%, 11/27/20 (Call 10/27/20)	75	76,085
2.60%, 08/17/20 (Call 07/17/20)	50	50,984
3.00%, 02/24/25 (Call 01/24/25)	25	25,364
3.55%, 09/23/21 (Call 08/23/21)	70	73,580
3.65%, 02/04/24 (Call 01/05/24)	25	26,490
Bank of Nova Scotia (The)
2.05%, 06/05/19	25	25,126
4.38%, 01/13/21	25	26,829
4.50%, 12/16/25	50	53,245
Bank One Corp.
7.63%, 10/15/26	100	129,761
Barclays PLC
3.25%, 01/12/21	200	204,478
5.20%, 05/12/26	200	213,398
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	50	50,377
2.45%, 01/15/20 (Call 12/15/19)	50	50,752
3.95%, 03/22/22 (Call 02/22/22)	50	53,221
BNP Paribas SA
5.00%, 01/15/21	50	54,637
Capital One Financial Corp.
2.50%, 05/12/20 (Call 04/12/20)	50	50,445
3.50%, 06/15/23	50	51,643
3.75%, 04/24/24 (Call 03/24/24)	47	48,816
3.75%, 03/09/27 (Call 02/09/27)	75	76,094
Citigroup Inc.
2.05%, 12/07/18	200	200,642
2.50%, 07/29/19	25	25,281

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.20%, 10/21/26 (Call 07/21/26)	$100	$98,931
3.30%, 04/27/25	20	20,332
3.70%, 01/12/26	200	206,184
3.75%, 06/16/24	32	33,635
3.88%, 03/26/25	50	51,286
4.45%, 09/29/27	100	105,775
4.65%, 07/30/45	75	82,581
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	50	49,915
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	100	100,856
Cooperatieve Rabobank UA
5.25%, 05/24/41	75	92,605
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	250	253,550
Credit Suisse AG/New York NY
5.40%, 01/14/20	50	53,616
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	250	258,060
3.80%, 09/15/22	150	156,771
Deutsche Bank AG
2.95%, 08/20/20	50	50,654
Deutsche Bank AG/London
3.70%, 05/30/24	50	51,134
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	50	51,128
Goldman Sachs Capital I
6.35%, 02/15/34	75	93,908
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	25	25,037
2.35%, 11/15/21 (Call 11/15/20)	50	49,689
2.55%, 10/23/19	50	50,597
2.60%, 04/23/20 (Call 03/23/20)	45	45,559
2.63%, 01/31/19	50	50,523
2.75%, 09/15/20 (Call 08/15/20)	50	50,840
4.00%, 03/03/24	100	105,883
4.75%, 10/21/45 (Call 04/21/45)	25	27,883
5.15%, 05/22/45	50	56,889
5.95%, 01/15/27	27	31,756
6.00%, 06/15/20	50	55,142
6.13%, 02/15/33	25	31,451

Security	Principal (000s)	Value
6.75%, 10/01/37	$75	$98,563
VRN, (3 mo. LIBOR US + 1.510%)
3.69%, 06/05/28 (Call 06/05/27)[b]	100	101,560
HSBC Holdings PLC
3.40%, 03/08/21	200	207,230
5.25%, 03/14/44	200	230,876
HSBC USA Inc.
2.38%, 11/13/19	150	151,480
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/21	250	248,275
JPMorgan Chase & Co.
2.20%, 10/22/19	50	50,497
2.55%, 10/29/20 (Call 09/29/20)	100	101,449
2.75%, 06/23/20 (Call 05/23/20)	75	76,533
2.97%, 01/15/23 (Call 01/15/22)	100	101,760
3.13%, 01/23/25 (Call 10/23/24)	25	25,264
3.30%, 04/01/26 (Call 01/01/26)	100	100,891
4.25%, 10/15/20	120	127,800
4.25%, 10/01/27	50	53,142
4.95%, 03/25/20	100	107,315
5.50%, 10/15/40	75	92,561
5.60%, 07/15/41	55	68,788
6.40%, 05/15/38	50	67,478
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	94	94,666
5.10%, 03/24/21	100	109,801
KfW
0.00%, 04/18/36	100	58,878
1.13%, 11/16/18	50	49,837
1.25%, 09/30/19	250	248,650
1.50%, 04/20/20	150	149,760
2.00%, 05/02/25	50	49,435
2.38%, 08/25/21	100	102,300
2.63%, 01/25/22	50	51,682
2.75%, 09/08/20	150	154,872
4.00%, 01/27/20	300	317,283
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	40	39,863
2.38%, 06/10/25	75	75,959
Lloyds Banking Group PLC
3.75%, 01/11/27	200	203,980

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	$50	$52,361
Morgan Stanley
2.50%, 01/24/19	100	100,923
3.13%, 07/27/26	75	74,061
3.63%, 01/20/27	50	51,160
3.88%, 01/27/26	125	130,626
3.95%, 04/23/27	50	50,995
4.10%, 05/22/23	30	31,516
4.30%, 01/27/45	55	57,447
4.35%, 09/08/26	76	79,838
5.50%, 01/26/20	100	107,899
5.50%, 07/24/20	100	109,298
5.50%, 07/28/21	120	133,492
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	25	25,100
3.50%, 06/18/22	50	51,923
Northern Trust Corp.
2.38%, 08/02/22	40	40,316
3.38%, 08/23/21	25	26,149
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	50	49,748
1.50%, 10/21/20	80	79,501
PNC Bank N.A.
2.63%, 02/17/22 (Call 01/18/22)[c]	250	254,267
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	50	51,360
Royal Bank of Canada
2.13%, 03/02/20	100	100,661
2.35%, 10/30/20	50	50,490
2.75%, 02/01/22	100	102,492
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	25	25,129
4.50%, 07/17/25 (Call 04/17/25)	25	26,201
Santander UK PLC
2.38%, 03/16/20	100	101,032
State Street Corp.
3.70%, 11/20/23	125	134,485
4.38%, 03/07/21	25	26,940
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	250	251,855
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	50	48,319

Security	Principal (000s)	Value
2.93%, 03/09/21	$100	$102,208
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	101,034
Toronto-Dominion Bank (The)
2.13%, 07/02/19	100	100,781
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	100	103,622
Series V
2.38%, 07/22/26 (Call 06/22/26)	50	48,165
Wells Fargo & Co.
2.15%, 01/15/19	100	100,637
2.55%, 12/07/20	200	202,692
3.50%, 03/08/22	100	104,652
3.55%, 09/29/25	50	51,785
3.90%, 05/01/45	75	76,001
4.10%, 06/03/26	50	52,512
4.13%, 08/15/23	100	106,562
4.60%, 04/01/21	30	32,443
4.75%, 12/07/46	100	108,837
5.38%, 11/02/43	75	87,595
Westpac Banking Corp.
2.25%, 01/17/19	200	201,370
2.70%, 08/19/26	75	73,465

		13,018,297
BEVERAGES — 1.08%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	50	51,935
3.65%, 02/01/26 (Call 11/01/25)	200	208,148
3.70%, 02/01/24	100	105,975
4.70%, 02/01/36 (Call 08/01/35)	100	111,331
4.90%, 02/01/46 (Call 08/01/45)	100	113,621
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	20,207
5.00%, 04/15/20	20	21,606
7.75%, 01/15/19	85	91,803
8.20%, 01/15/39	43	68,323
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	25	25,762
Coca-Cola Co. (The)
1.65%, 11/01/18	28	28,066
1.88%, 10/27/20	50	50,198
3.20%, 11/01/23	50	52,350

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.30%, 09/01/21	$50	$52,675
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	100	100,759
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	50	51,734
Diageo Capital PLC
4.83%, 07/15/20	50	54,073
5.88%, 09/30/36	25	32,705
Molson Coors Brewing Co.
5.00%, 05/01/42	50	55,519
PepsiCo Inc.
1.35%, 10/04/19	50	49,770
1.50%, 02/22/19	50	50,001
2.85%, 02/24/26 (Call 11/24/25)	50	50,437
4.45%, 04/14/46 (Call 10/14/45)	50	56,065
4.60%, 07/17/45 (Call 01/17/45)	50	56,873

		1,559,936
BIOTECHNOLOGY — 0.70%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	50	49,045
2.60%, 08/19/26 (Call 05/19/26)	50	48,128
3.45%, 10/01/20	25	26,036
3.63%, 05/15/22 (Call 02/15/22)	25	26,232
4.56%, 06/15/48 (Call 12/15/47)	25	26,671
4.66%, 06/15/51 (Call 12/15/50)	55	59,573
5.65%, 06/15/42 (Call 12/15/41)	25	30,560
5.70%, 02/01/19	100	105,494
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	25	28,974
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	25	26,738
5.20%, 09/15/45 (Call 03/15/45)	25	28,735
Celgene Corp.
2.25%, 08/15/21	100	99,959
2.88%, 08/15/20	50	51,273
5.00%, 08/15/45 (Call 02/15/45)	50	57,041
Gilead Sciences Inc.
2.35%, 02/01/20	25	25,310
2.55%, 09/01/20	40	40,717
3.25%, 09/01/22 (Call 07/01/22)	50	52,053
3.50%, 02/01/25 (Call 11/01/24)	50	52,333
3.70%, 04/01/24 (Call 01/01/24)	33	34,976
4.40%, 12/01/21 (Call 09/01/21)	25	27,153

Security	Principal (000s)	Value
4.60%, 09/01/35 (Call 03/01/35)	$50	$55,179
4.75%, 03/01/46 (Call 09/01/45)	25	27,971
5.65%, 12/01/41 (Call 06/01/41)	25	31,150

		1,011,301
BUILDING MATERIALS — 0.13%
CRH America Inc.
5.75%, 01/15/21	50	55,343
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[d]	25	26,212
5.13%, 09/14/45 (Call 03/14/45)	25	29,528
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	50	48,625
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	25	26,993

		186,701
CHEMICALS — 0.60%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	25	25,463
4.90%, 06/01/43 (Call 12/01/42)	25	27,558
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	25	25,777
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	50	51,308
3.50%, 10/01/24 (Call 07/01/24)	25	26,009
4.25%, 11/15/20 (Call 08/15/20)	25	26,549
4.25%, 10/01/34 (Call 04/01/34)	25	26,125
5.25%, 11/15/41 (Call 05/15/41)	25	28,705
8.55%, 05/15/19	25	27,749
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	13	13,545
3.80%, 03/15/25 (Call 12/15/24)	38	39,427
EI du Pont de Nemours & Co.
2.80%, 02/15/23	75	76,291
LYB International Finance BV
5.25%, 07/15/43	25	28,311
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	100	100,338
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	25	24,695
4.40%, 07/15/44 (Call 01/15/44)	25	25,736
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[e]	25	26,201

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	$25	$30,014
PPG Industries Inc.
3.60%, 11/15/20	50	52,344
Praxair Inc.
2.25%, 09/24/20	25	25,262
2.45%, 02/15/22 (Call 11/15/21)	25	25,322
3.55%, 11/07/42 (Call 05/07/42)	25	24,755
Sherwin-Williams Co. (The)
4.50%, 06/01/47 (Call 12/01/46)	50	52,449
Syngenta Finance NV
3.13%, 03/28/22	26	25,906
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	25	25,231

		861,070
COMMERCIAL SERVICES — 0.25%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	40	40,533
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	25	27,237
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	25	27,698
Ecolab Inc.
4.35%, 12/08/21	75	81,581
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	50	50,756
Princeton University Series A
4.95%, 03/01/19	40	41,954
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	26,517
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	26,314
Western Union Co. (The)
5.25%, 04/01/20	34	36,399

		358,989
COMPUTERS — 1.00%
Apple Inc.
1.10%, 08/02/19	50	49,614
2.00%, 05/06/20	100	100,891
2.40%, 05/03/23	125	125,344
2.50%, 02/09/22 (Call 01/09/22)	100	101,778
2.70%, 05/13/22	50	51,194
3.20%, 05/11/27 (Call 02/11/27)	45	46,061

Security	Principal (000s)	Value
3.85%, 05/04/43	$50	$50,844
4.25%, 02/09/47 (Call 08/09/46)	30	32,457
4.38%, 05/13/45	25	27,447
4.65%, 02/23/46 (Call 08/23/45)	75	85,750
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[a]	100	105,381
6.02%, 06/15/26 (Call 03/15/26)[a]	125	139,640
8.10%, 07/15/36 (Call 01/15/36)[a]	25	31,466
DXC Technology Co.
4.45%, 09/18/22	33	34,999
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	50	51,887
4.90%, 10/15/25 (Call 07/15/25)	50	53,140
6.35%, 10/15/45 (Call 04/15/45)	25	26,528
HP Inc.
3.75%, 12/01/20	17	17,833
4.38%, 09/15/21	50	53,509
International Business Machines Corp.
3.30%, 01/27/27	150	153,550
6.22%, 08/01/27	25	31,526
Seagate HDD Cayman
3.75%, 11/15/18	25	25,412
4.75%, 01/01/25	15	14,603
5.75%, 12/01/34 (Call 06/01/34)	25	23,246

		1,434,100
COSMETICS & PERSONAL CARE — 0.15%
Colgate-Palmolive Co.
1.75%, 03/15/19	25	25,084
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	25	27,407
Procter & Gamble Co. (The)
1.60%, 11/15/18	25	25,064
2.30%, 02/06/22	25	25,379
2.45%, 11/03/26	25	24,690
2.70%, 02/02/26	32	32,324
3.10%, 08/15/23	20	21,025
Unilever Capital Corp.
5.90%, 11/15/32	25	33,235

		214,208
DISTRIBUTION & WHOLESALE — 0.02%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	25	27,287

		27,287

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 1.28%
Affiliated Managers Group Inc.
3.50%, 08/01/25	$25	$25,504
Air Lease Corp.
4.75%, 03/01/20	50	53,105
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	64	66,850
4.05%, 12/03/42	25	25,636
American Express Credit Corp.
1.88%, 11/05/18 (Call 10/05/18)	129	129,467
2.38%, 05/26/20 (Call 04/25/20)	50	50,591
Charles Schwab Corp. (The)
4.45%, 07/22/20	25	26,817
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	25	31,776
Discover Financial Services
5.20%, 04/27/22	100	109,455
Franklin Resources Inc.
2.85%, 03/30/25	25	25,200
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	250	272,550
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	50	51,168
3.10%, 09/15/27 (Call 06/15/27)	25	25,144
International Lease Finance Corp.
7.13%, 09/01/18[a]	50	52,533
Invesco Finance PLC
4.00%, 01/30/24	50	53,445
Jefferies Group LLC
8.50%, 07/15/19	100	110,982
Lazard Group LLC
3.75%, 02/13/25	25	25,742
Mastercard Inc.
3.38%, 04/01/24	25	26,321
Nasdaq Inc.
5.55%, 01/15/20	50	54,039
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	50	49,977
2.30%, 11/01/20 (Call 10/01/20)	50	50,525
2.35%, 06/15/20 (Call 05/15/20)	50	50,605
3.05%, 02/15/22 (Call 11/15/21)	30	31,070

Security	Principal (000s)	Value
Nomura Holdings Inc.
6.70%, 03/04/20	$25	$27,631
Raymond James Financial Inc.
3.63%, 09/15/26	25	25,447
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	50	50,745
4.25%, 08/15/24 (Call 05/15/24)	95	99,412
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	50	51,248
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	50	50,617
3.15%, 12/14/25 (Call 09/14/25)	100	102,881
4.15%, 12/14/35 (Call 06/14/35)	35	38,322

		1,844,805
ELECTRIC — 2.60%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	25	25,407
3.65%, 02/15/26 (Call 11/15/25)	25	25,992
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	25	25,883
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	25	27,284
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	25	27,377
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	25	25,092
2.40%, 02/01/20 (Call 01/01/20)	25	25,267
3.75%, 11/15/23 (Call 08/15/23)	25	26,583
5.95%, 05/15/37	25	32,193
6.13%, 04/01/36	25	32,608
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	25	26,922
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	29,743
4.50%, 04/01/44 (Call 10/01/43)	25	28,550
Cleveland Electric Illuminating Co. (The)
8.88%, 11/15/18	75	81,078
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	27,888
4.63%, 12/01/54 (Call 06/01/54)	25	28,618

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series 08-B
6.75%, 04/01/38	$25	$35,459
Consolidated Edison Inc.
2.00%, 03/15/20	45	45,121
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	25	26,381
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	150	151,770
6.30%, 03/15/33	25	31,631
7.00%, 06/15/38	25	34,043
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	25	26,609
4.30%, 07/01/44 (Call 01/01/44)	25	27,674
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	25	26,090
3.90%, 06/15/21 (Call 03/15/21)	45	47,994
5.30%, 02/15/40	15	18,644
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	30	29,011
3.05%, 08/15/22 (Call 05/15/22)	25	25,664
3.55%, 09/15/21 (Call 06/15/21)	25	26,216
Duke Energy Florida LLC
6.40%, 06/15/38	25	34,894
Duke Energy Indiana LLC
6.45%, 04/01/39	25	34,755
Duke Energy Ohio Inc.
5.45%, 04/01/19	25	26,400
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	25	25,263
4.20%, 08/15/45 (Call 02/15/45)	50	54,688
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	125	130,902
3.75%, 02/15/21 (Call 11/15/20)	25	26,300
Entergy Texas Inc.
7.13%, 02/01/19	25	26,744
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	25	25,310
Series H
3.15%, 01/15/25 (Call 10/15/24)	25	25,395
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	52	53,904
3.95%, 06/15/25 (Call 03/15/25)	100	105,528
4.95%, 06/15/35 (Call 12/15/34)	25	28,156

Security	Principal (000s)	Value
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	$65	$66,211
5.60%, 06/15/42 (Call 12/15/41)	25	26,038
FirstEnergy Corp.
Series C
4.85%, 07/15/47 (Call 01/15/47)	25	26,195
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	50	51,184
3.13%, 12/01/25 (Call 06/01/25)	50	51,728
4.05%, 10/01/44 (Call 04/01/44)	25	27,212
Georgia Power Co.
2.00%, 03/30/20	50	50,046
Series 10-C
4.75%, 09/01/40	25	27,669
Hydro-Quebec
9.38%, 04/15/30	25	40,185
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	25	29,645
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	25,545
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	15	18,290
Louisville Gas & Electric Co.
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	25,784
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	50	54,663
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	50	51,923
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	50	50,037
2.20%, 08/15/20 (Call 07/15/20)	30	30,262
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	25	28,044
7.00%, 09/01/22	36	43,495
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	25	25,185
3.40%, 08/15/24 (Call 05/15/24)	30	31,330
4.00%, 12/01/46 (Call 06/01/46)	50	52,680
4.25%, 05/15/21 (Call 02/15/21)	50	53,293
4.75%, 02/15/44 (Call 08/15/43)	25	29,053
6.25%, 03/01/39	25	33,809

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	$50	$53,077
5.50%, 01/15/19	25	26,253
6.00%, 01/15/39	25	33,304
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	25	26,662
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	125	124,611
PSEG Power LLC
5.13%, 04/15/20	25	26,802
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	25	27,611
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	50	49,999
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	25	28,098
Puget Sound Energy Inc.
6.27%, 03/15/37	25	33,522
San Diego Gas & Electric Co. Series NNN
3.60%, 09/01/23 (Call 06/01/23)	25	26,505
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	25	26,479
South Carolina Electric & Gas Co.
5.10%, 06/01/65 (Call 12/01/64)	25	29,920
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	50	53,156
4.65%, 10/01/43 (Call 04/01/43)	25	29,191
Series 08-A
5.95%, 02/01/38	25	33,038
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	25	25,440
4.40%, 07/01/46 (Call 01/01/46)	25	26,021
Southern Power Co.
5.15%, 09/15/41	55	59,768
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	25	26,104
TECO Finance Inc.
5.15%, 03/15/20	48	51,002
TransAlta Corp.
6.50%, 03/15/40	25	24,925
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	76	75,682

Security	Principal (000s)	Value
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	$100	$100,647
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	25	26,957
Series D
4.65%, 08/15/43 (Call 02/15/43)	25	28,607
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	25	25,645
3.35%, 12/01/26 (Call 06/01/26)	50	51,344

		3,746,907
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.25%, 11/15/20	30	32,107
Legrand France SA
8.50%, 02/15/25	25	32,761

		64,868
ELECTRONICS — 0.30%
Agilent Technologies Inc.
5.00%, 07/15/20	50	53,685
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	50	53,298
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	40	40,745
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	25	27,402
Honeywell International Inc.
4.25%, 03/01/21	50	53,832
5.38%, 03/01/41	25	31,546
Jabil Inc.
5.63%, 12/15/20	50	54,069
Koninklijke Philips NV
3.75%, 03/15/22	35	37,088
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,638
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	25	27,002

		433,305
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
2.88%, 05/08/22	50	51,509
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	50	51,636

		103,145

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.05%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)	$25	$27,886
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	25	25,587
4.10%, 03/01/45 (Call 09/01/44)	15	15,968

		69,441
FOOD — 0.52%
Conagra Brands Inc.
7.00%, 10/01/28	25	31,899
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	30	28,566
Ingredion Inc.
4.63%, 11/01/20	50	53,580
JM Smucker Co. (The)
3.50%, 03/15/25	40	41,498
Kellogg Co.
3.25%, 04/01/26	50	50,505
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	75	76,344
3.00%, 06/01/26 (Call 03/01/26)	58	55,942
3.95%, 07/15/25 (Call 04/15/25)	25	25,880
5.00%, 07/15/35 (Call 01/15/35)	25	27,248
5.00%, 06/04/42	25	26,451
5.20%, 07/15/45 (Call 01/15/45)	50	54,337
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	50	51,519
3.88%, 10/15/46 (Call 04/15/46)	25	22,132
5.00%, 04/15/42 (Call 10/15/41)	15	15,408
McCormick & Co. Inc./MD
3.40%, 08/15/27 (Call 05/15/27)	50	50,716
Mondelez International Inc.
6.50%, 02/09/40	25	32,629
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	55	55,577
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	55,725

		755,956
FOREST PRODUCTS & PAPER — 0.08%
Georgia-Pacific LLC
8.00%, 01/15/24	25	32,464
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	25	26,083

Security	Principal (000s)	Value
4.80%, 06/15/44 (Call 12/15/43)	$25	$26,764
7.30%, 11/15/39	25	34,687

		119,998
GAS — 0.27%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	25	26,759
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	26,466
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	25,470
3.60%, 12/15/24 (Call 09/15/24)	50	51,575
KeySpan Corp.
5.80%, 04/01/35	25	30,680
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	25	26,812
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	110	112,685
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	25	26,050
6.00%, 10/15/39	25	31,857
9.80%, 02/15/19	25	27,774

		386,128
HAND & MACHINE TOOLS — 0.03%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	50	50,400

		50,400
HEALTH CARE — PRODUCTS — 0.78%
Abbott Laboratories
2.80%, 09/15/20 (Call 08/15/20)	25	25,417
2.95%, 03/15/25 (Call 12/15/24)	85	83,955
3.25%, 04/15/23 (Call 01/15/23)	50	51,384
3.75%, 11/30/26 (Call 08/30/26)	50	51,616
4.90%, 11/30/46 (Call 05/30/46)	50	55,898
5.13%, 04/01/19	50	52,495
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	50	48,990
Becton Dickinson and Co.
2.68%, 12/15/19	50	50,720
3.36%, 06/06/24 (Call 04/06/24)	100	101,217
Boston Scientific Corp.
3.85%, 05/15/25	25	26,142
Covidien International Finance SA
4.20%, 06/15/20	50	53,030

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Life Technologies Corp.
6.00%, 03/01/20	$50	$54,487
Medtronic Inc.
2.50%, 03/15/20	50	50,852
3.13%, 03/15/22 (Call 12/15/21)	50	51,835
4.38%, 03/15/35	25	27,668
4.50%, 03/15/42 (Call 09/15/41)	20	21,980
4.63%, 03/15/45	50	56,768
Stryker Corp.
4.38%, 01/15/20	50	52,735
4.38%, 05/15/44 (Call 11/15/43)	25	26,400
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	50	50,351
3.15%, 01/15/23 (Call 10/15/22)	25	25,724
4.50%, 03/01/21	25	26,891
5.30%, 02/01/44 (Call 08/01/43)	25	29,590
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	50	51,087

		1,127,232
HEALTH CARE — SERVICES — 0.56%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	50	50,291
6.63%, 06/15/36	25	34,207
6.75%, 12/15/37	15	21,053
Anthem Inc.
2.25%, 08/15/19	25	25,164
4.63%, 05/15/42	25	27,325
5.85%, 01/15/36	30	36,919
Catholic Health Initiatives
4.35%, 11/01/42	25	23,743
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	25	26,648
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	25	27,629
Howard Hughes Medical Institute
3.50%, 09/01/23	100	106,008
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	25	27,485
Kaiser Foundation Hospitals
4.88%, 04/01/42	25	29,705
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	25	26,198

Security	Principal (000s)	Value
4.70%, 02/01/45 (Call 08/01/44)	$30	$31,738
Quest Diagnostics Inc.
4.70%, 04/01/21	25	26,957
UnitedHealth Group Inc.
1.63%, 03/15/19	75	74,942
3.45%, 01/15/27	55	57,329
4.75%, 07/15/45	100	116,507
5.80%, 03/15/36	25	31,930

		801,778
HOLDING COMPANIES — DIVERSIFIED — 0.02%
Ares Capital Corp.
4.88%, 11/30/18	25	25,827

		25,827
HOUSEHOLD PRODUCTS & WARES — 0.09%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	51,735
Kimberly-Clark Corp.
1.40%, 02/15/19	50	49,929
3.05%, 08/15/25	25	25,739

		127,403
HOUSEWARES — 0.09%
Newell Brands Inc.
2.15%, 10/15/18	25	25,093
3.85%, 04/01/23 (Call 02/01/23)	50	52,946
5.50%, 04/01/46 (Call 10/01/45)	25	29,942
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	26,689

		134,670
INSURANCE — 1.36%
Aflac Inc.
3.63%, 11/15/24	50	52,987
Alleghany Corp.
4.95%, 06/27/22	10	11,019
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	25	25,663
Allstate Corp. (The)
5.55%, 05/09/35	50	61,721
Alterra Finance LLC
6.25%, 09/30/20	50	55,595
American International Group Inc.
3.38%, 08/15/20	100	103,811

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.90%, 04/01/26 (Call 01/01/26)	$25	$26,115
4.38%, 01/15/55 (Call 07/15/54)	25	24,615
4.80%, 07/10/45 (Call 01/10/45)	25	27,250
6.40%, 12/15/20	29	32,773
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	50	53,948
5.75%, 01/15/40	25	32,321
Berkshire Hathaway Inc.
3.40%, 01/31/22	50	52,814
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[a]	50	49,477
4.70%, 06/22/47 (Call 12/22/46)[a]	50	49,151
Chubb INA Holdings Inc.
2.70%, 03/13/23	50	50,718
3.35%, 05/15/24	50	52,314
3.35%, 05/03/26 (Call 02/03/26)	25	25,909
4.35%, 11/03/45 (Call 05/03/45)	35	38,729
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	50	52,530
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	26,578
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	27,074
6.10%, 10/01/41	25	32,736
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	50	51,259
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	50	50,312
Manulife Financial Corp.
4.15%, 03/04/26	31	33,301
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	41	41,744
3.50%, 06/03/24 (Call 03/03/24)	25	26,080
MetLife Inc.
4.05%, 03/01/45	70	71,469
4.60%, 05/13/46 (Call 11/13/45)	25	27,723
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	30	32,465
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	25	27,066
Principal Financial Group Inc.
4.63%, 09/15/42	30	33,169

Security	Principal (000s)	Value
Progressive Corp. (The)
3.70%, 01/26/45	$25	$24,742
3.75%, 08/23/21	25	26,475
Prudential Financial Inc.
4.50%, 11/16/21	30	32,666
5.70%, 12/14/36	26	32,196
6.20%, 11/15/40	50	65,584
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[b]	50	54,217
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[b]	50	55,247
Reinsurance Group of America Inc.
5.00%, 06/01/21	50	54,405
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	25	27,215
4.60%, 08/01/43	25	28,270
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	25	26,670
Unum Group
5.63%, 09/15/20	50	54,793
WR Berkley Corp.
7.38%, 09/15/19	50	54,968
XLIT Ltd.
5.75%, 10/01/21	50	56,350

		1,954,234
INTERNET — 0.28%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	50,679
2.60%, 12/05/19 (Call 11/05/19)	25	25,466
3.80%, 12/05/24 (Call 09/05/24)	40	43,081
4.05%, 08/22/47 (Call 02/22/47)[a]	50	51,603
4.25%, 08/22/57 (Call 02/22/57)[a]	50	52,007
4.95%, 12/05/44 (Call 06/05/44)	25	29,108
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	25	25,068
4.00%, 07/15/42 (Call 01/15/42)	25	22,719
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	20	22,066
Priceline Group Inc. (The)
2.75%, 03/15/23 (Call 02/15/23)	75	75,412

		397,209

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
IRON & STEEL — 0.11%
Nucor Corp.
6.40%, 12/01/37	$25	$33,092
Vale Overseas Ltd.
6.88%, 11/21/36	50	57,171
Vale SA
5.63%, 09/11/42	60	61,206

		151,469
LEISURE TIME — 0.05%
Carnival Corp.
3.95%, 10/15/20	50	52,914
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	25	26,021

		78,935
LODGING — 0.03%
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	25	26,144
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	20,293

		46,437
MACHINERY — 0.39%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	40	39,440
2.25%, 12/01/19	50	50,520
7.05%, 10/01/18	51	53,869
7.15%, 02/15/19	25	26,940
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	25	26,255
3.80%, 08/15/42	25	25,642
3.90%, 05/27/21	25	26,750
4.30%, 05/15/44 (Call 11/15/43)[e]	25	27,600
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	25	29,200
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	50	50,929
3.90%, 06/09/42 (Call 12/09/41)	25	26,331
John Deere Capital Corp.
3.90%, 07/12/21	25	26,656
5.75%, 09/10/18	50	52,114
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	35	35,183
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	50	51,233

Security	Principal (000s)	Value
3.13%, 11/15/22 (Call 08/15/22)	$20	$20,551

		569,213
MANUFACTURING — 0.40%
3M Co.
2.00%, 06/26/22	50	50,079
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	25	25,855
Eaton Corp.
4.00%, 11/02/32	25	26,570
General Electric Co.
4.38%, 09/16/20	50	53,662
4.50%, 03/11/44	100	111,706
4.65%, 10/17/21	36	39,716
5.50%, 01/08/20	50	54,282
5.88%, 01/14/38	25	32,619
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	26,283
3.50%, 03/01/24 (Call 12/01/23)	25	26,451
4.88%, 09/15/41 (Call 03/15/41)	25	29,590
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	50	50,703
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	26,080
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	25	26,755

		580,351
MEDIA — 1.33%
21st Century Fox America Inc.
4.00%, 10/01/23	50	53,469
4.75%, 11/15/46 (Call 05/15/46)	50	54,071
4.95%, 10/15/45 (Call 04/15/45)	15	16,699
6.65%, 11/15/37	50	66,470
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	25	26,023
4.85%, 07/01/42 (Call 01/01/42)	25	26,423
5.75%, 04/15/20	25	27,296
7.88%, 07/30/30	25	34,809
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	50	51,271
4.91%, 07/23/25 (Call 04/23/25)	50	53,518

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.48%, 10/23/45 (Call 04/23/45)	$50	$57,592
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	50	67,025
Comcast Corp.
2.85%, 01/15/23	10	10,211
3.60%, 03/01/24	20	21,117
4.60%, 08/15/45 (Call 02/15/45)	100	108,604
4.75%, 03/01/44	25	27,612
5.15%, 03/01/20	50	54,084
6.40%, 05/15/38	30	39,792
6.55%, 07/01/39	50	67,603
6.95%, 08/15/37	40	55,488
Discovery Communications LLC
4.88%, 04/01/43	25	23,943
Historic TW Inc.
6.63%, 05/15/29	25	31,166
9.15%, 02/01/23	50	64,811
NBCUniversal Media LLC
4.38%, 04/01/21	50	54,060
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	25	25,519
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	25	25,269
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	25	26,419
5.65%, 11/23/43 (Call 05/23/43)	25	30,099
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	25	26,026
5.00%, 02/01/20	25	26,530
5.50%, 09/01/41 (Call 03/01/41)	25	25,690
6.75%, 06/15/39	35	41,171
7.30%, 07/01/38	25	30,976
Time Warner Entertainment Co. LP
8.38%, 03/15/23	25	31,349
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	25	25,592
4.00%, 01/15/22	25	26,433
4.65%, 06/01/44 (Call 12/01/43)	15	14,717
4.75%, 03/29/21	50	54,062
6.25%, 03/29/41	25	29,947
6.50%, 11/15/36	25	30,450
7.70%, 05/01/32	30	42,204

Security	Principal (000s)	Value
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	$25	$25,022
4.25%, 09/01/23 (Call 06/01/23)	25	25,846
5.25%, 04/01/44 (Call 10/01/43)	25	24,127
5.85%, 09/01/43 (Call 03/01/43)	25	25,825
Walt Disney Co. (The)
1.50%, 09/17/18	63	62,988
1.85%, 07/30/26	50	46,377
3.00%, 02/13/26	50	50,879
5.50%, 03/15/19	50	52,913

		1,919,587
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	50	51,602

		51,602
MINING — 0.29%
Barrick North America Finance LLC
4.40%, 05/30/21	25	27,035
5.75%, 05/01/43	35	43,247
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	25	26,383
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	25	26,113
Newmont Mining Corp.
6.25%, 10/01/39	25	31,455
Rio Tinto Alcan Inc.
7.25%, 03/15/31	25	32,800
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	25	33,788
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	92	94,027
Southern Copper Corp.
3.50%, 11/08/22	25	25,856
5.88%, 04/23/45	25	28,360
6.75%, 04/16/40	25	30,591
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	25	25,377

		425,032

OFFICE & BUSINESS EQUIPMENT — 0.04%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	50	51,325

		51,325

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
OIL & GAS — 2.54%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	$25	$26,579
6.60%, 03/15/46 (Call 09/15/45)	25	30,197
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	25	24,568
3.25%, 04/15/22 (Call 01/15/22)	25	25,460
4.75%, 04/15/43 (Call 10/15/42)	50	49,667
BP Capital Markets PLC
2.52%, 01/15/20	25	25,429
3.06%, 03/17/22	65	67,156
3.22%, 11/28/23 (Call 09/28/23)	25	25,735
3.25%, 05/06/22	75	78,050
3.72%, 11/28/28 (Call 08/28/28)	25	26,166
4.50%, 10/01/20	25	26,891
4.74%, 03/11/21	75	81,888
Canadian Natural Resources Ltd.
6.25%, 03/15/38	50	58,869
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	50	48,484
5.40%, 06/15/47 (Call 12/15/46)[a]	50	47,301
Chevron Corp.
1.56%, 05/16/19	50	49,978
2.10%, 05/16/21 (Call 04/15/21)	63	63,372
2.36%, 12/05/22 (Call 09/05/22)	50	50,306
2.42%, 11/17/20 (Call 10/17/20)	50	50,842
3.19%, 06/24/23 (Call 03/24/23)	40	41,815
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	25	26,519
ConocoPhillips
6.50%, 02/01/39	50	66,117
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	35	35,254
2.40%, 12/15/22 (Call 09/15/22)	25	24,913
3.35%, 05/15/25 (Call 02/15/25)[e]	15	15,482
5.95%, 03/15/46 (Call 09/15/45)	25	32,110
Devon Energy Corp.
5.00%, 06/15/45 (Call 12/15/44)	25	25,371
5.60%, 07/15/41 (Call 01/15/41)	25	26,578
Ecopetrol SA
4.13%, 01/16/25	200	200,974
5.88%, 05/28/45	50	48,632
Encana Corp.
7.38%, 11/01/31	50	61,330

Security	Principal (000s)	Value
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	$25	$24,802
4.10%, 02/01/21	25	26,445
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	15	15,064
2.22%, 03/01/21 (Call 02/01/21)	125	126,537
3.04%, 03/01/26 (Call 12/01/25)	50	51,349
3.57%, 03/06/45 (Call 09/06/44)	50	49,147
Hess Corp.
5.60%, 02/15/41	25	24,370
6.00%, 01/15/40	25	25,455
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	25	27,202
Husky Energy Inc.
7.25%, 12/15/19	40	44,383
Kerr-McGee Corp.
6.95%, 07/01/24	25	29,620
7.88%, 09/15/31	50	64,456
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	50	49,989
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	25	24,376
Nexen Energy ULC
5.88%, 03/10/35	25	30,544
7.50%, 07/30/39	30	44,464
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	15	15,884
5.25%, 11/15/43 (Call 05/15/43)	25	25,905
6.00%, 03/01/41 (Call 09/01/40)	10	11,216
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	50	51,285
3.50%, 06/15/25 (Call 03/15/25)	50	51,735
Series 1
4.10%, 02/01/21 (Call 11/01/20)	32	34,066
Petro-Canada
5.35%, 07/15/33	25	28,188
Petroleos Mexicanos
3.50%, 01/30/23	50	49,566
5.50%, 01/21/21	50	53,686
6.38%, 01/23/45	75	77,371
6.50%, 03/13/27[a]	100	112,057
6.50%, 06/02/41	50	52,681
6.75%, 09/21/47	97	104,303
8.00%, 05/03/19	100	109,506

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	$25	$26,690
4.88%, 11/15/44 (Call 05/15/44)	25	27,249
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	52,765
Shell International Finance BV
1.63%, 11/10/18	50	50,052
2.25%, 11/10/20	50	50,570
2.25%, 01/06/23	25	24,941
2.88%, 05/10/26	30	30,155
3.25%, 05/11/25	50	51,840
4.13%, 05/11/35	25	26,600
4.38%, 05/11/45	100	107,017
Statoil ASA
4.80%, 11/08/43	50	57,426
5.25%, 04/15/19	25	26,391
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	25	25,815
6.50%, 06/15/38	30	38,970
Total Capital Canada Ltd.
2.75%, 07/15/23	50	50,954
Total Capital International SA
3.75%, 04/10/24	50	53,371
Valero Energy Corp.
4.90%, 03/15/45	25	26,571
9.38%, 03/15/19	31	34,358

		3,659,420
OIL & GAS SERVICES — 0.17%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	25	25,848
5.13%, 09/15/40	25	29,241
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	50,731
4.85%, 11/15/35 (Call 05/15/35)	30	32,539
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	48,885
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	25	26,646
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[a]	25	25,100

		238,990

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.09%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	$25	$24,527
WestRock RKT Co.
3.50%, 03/01/20	100	102,963

		127,490
PHARMACEUTICALS — 1.71%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	40	40,372
4.30%, 05/14/36 (Call 11/14/35)	75	78,445
4.40%, 11/06/42	38	39,441
4.70%, 05/14/45 (Call 11/14/44)	50	54,041
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	50	52,274
4.55%, 03/15/35 (Call 09/15/34)	25	26,871
4.75%, 03/15/45 (Call 09/15/44)	34	37,144
4.85%, 06/15/44 (Call 12/15/43)	25	27,561
Allergan Inc./U.S.
3.38%, 09/15/20	10	10,332
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	25,456
AstraZeneca PLC
1.75%, 11/16/18	97	96,996
2.38%, 11/16/20	50	50,393
4.00%, 09/18/42	25	24,889
Bristol-Myers Squibb Co.
2.00%, 08/01/22	25	24,887
3.25%, 11/01/23	25	26,266
4.50%, 03/01/44 (Call 09/01/43)	25	27,990
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	100	101,179
3.75%, 09/15/25 (Call 06/15/25)	35	36,790
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	25	25,146
Express Scripts Holding Co.
2.25%, 06/15/19	50	50,242
3.00%, 07/15/23 (Call 05/15/23)	100	100,775
4.75%, 11/15/21	20	21,794
6.13%, 11/15/41	25	30,415
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	50	60,698
Johnson & Johnson
1.88%, 12/05/19	50	50,368

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.95%, 03/03/27 (Call 12/03/26)	$50	$51,124
3.38%, 12/05/23	50	53,879
3.55%, 03/01/36 (Call 09/01/35)	35	36,321
3.70%, 03/01/46 (Call 09/01/45)	25	26,103
4.85%, 05/15/41	30	36,652
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[e]	25	26,431
4.88%, 03/15/44 (Call 09/15/43)	25	27,710
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	35	38,166
4.90%, 11/01/19	25	26,651
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	20	20,362
2.75%, 02/10/25 (Call 11/10/24)	50	50,347
3.60%, 09/15/42 (Call 03/15/42)	25	24,754
3.70%, 02/10/45 (Call 08/10/44)	50	50,541
3.88%, 01/15/21 (Call 10/15/20)	20	21,240
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	25	27,251
Novartis Capital Corp.
4.00%, 11/20/45 (Call 05/20/45)	25	26,638
4.40%, 05/06/44	25	28,033
Novartis Securities Investment Ltd.
5.13%, 02/10/19	60	62,971
Pfizer Inc.
2.20%, 12/15/21	100	101,084
4.30%, 06/15/43	25	27,337
4.40%, 05/15/44	25	27,762
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	168	166,984
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	50	47,910
Series 2
3.65%, 11/10/21	50	49,946
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[e]	36	39,087
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	50	48,874
2.20%, 07/21/21	53	50,463

Security	Principal (000s)	Value
Wyeth LLC
5.95%, 04/01/37	$75	$99,459
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	25	25,874
4.50%, 11/13/25 (Call 08/13/25)	25	27,799

		2,468,518
PIPELINES — 1.29%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	26,640
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	26,111
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	50	49,962
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)	25	28,707
7.38%, 10/15/45 (Call 04/15/45)	25	32,294
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	50	50,834
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	100	101,505
4.15%, 10/01/20 (Call 08/01/20)	50	52,358
4.90%, 03/15/35 (Call 09/15/34)	25	24,814
5.95%, 10/01/43 (Call 04/01/43)	50	52,868
EnLink Midstream Partners LP
5.45%, 06/01/47 (Call 12/01/46)	25	25,097
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	25,853
4.45%, 02/15/43 (Call 08/15/42)	25	25,241
5.10%, 02/15/45 (Call 08/15/44)	100	111,138
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	25	25,377
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	25	25,198
3.45%, 02/15/23 (Call 11/15/22)	25	25,345
4.25%, 09/01/24 (Call 06/01/24)	50	52,019
5.00%, 10/01/21 (Call 07/01/21)	50	54,002
5.30%, 09/15/20	25	26,966
5.63%, 09/01/41	25	25,992
5.80%, 03/15/35	25	26,825
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	25	25,059
5.55%, 06/01/45 (Call 12/01/44)	50	52,888

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Magellan Midstream Partners LP
4.25%, 02/01/21	$20	$21,211
5.00%, 03/01/26 (Call 12/01/25)	50	56,121
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)	25	26,792
5.50%, 02/15/23 (Call 10/02/17)	50	51,270
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	50	50,525
6.13%, 02/01/41 (Call 08/01/40)	25	28,649
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	50,007
4.90%, 02/15/45 (Call 08/15/44)	25	23,277
6.65%, 01/15/37	25	28,027
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (Call 02/15/24)	100	111,463
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	20	20,132
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	25	25,238
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	25	24,621
TransCanada PipeLines Ltd.
3.80%, 10/01/20	39	41,025
5.00%, 10/16/43 (Call 04/16/43)	25	29,073
6.20%, 10/15/37	25	32,442
7.13%, 01/15/19	49	52,419
7.63%, 01/15/39	25	36,874
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	51,869
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	50	50,539
5.25%, 03/15/20	44	47,322
6.30%, 04/15/40	20	23,621

		1,855,610
REAL ESTATE — 0.07%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	50	51,968
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	20	20,680
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	25	27,379

		100,027

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 1.19%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	$50	$53,762
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	25,458
5.00%, 02/15/24	50	55,487
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	51,101
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	50	51,463
3.70%, 11/15/18 (Call 08/17/18)	50	50,939
3.85%, 02/01/23 (Call 11/01/22)	27	28,747
4.13%, 05/15/21 (Call 02/15/21)	25	26,562
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	25	24,963
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	50,321
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	100	98,926
3.65%, 09/01/27 (Call 06/01/27)	50	50,308
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	55	56,074
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	53,033
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	26,856
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	25	27,886
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	50	49,153
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	35	35,300
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	25	26,397
5.00%, 08/15/22 (Call 02/15/22)	25	26,951
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	50	51,550
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	26,155
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	50,459
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	53,713

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	$25	$25,783
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	25	26,784
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	52,089
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	25	25,465
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	50	50,538
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	50	50,485
3.38%, 10/01/24 (Call 07/01/24)	25	25,799
3.38%, 06/15/27 (Call 03/15/27)	100	101,868
6.75%, 02/01/40 (Call 11/01/39)	25	34,253
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	51,772
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	107,819
Welltower Inc.
4.50%, 01/15/24 (Call 10/15/23)	25	27,171
4.95%, 01/15/21 (Call 10/15/20)	50	53,968
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	25	25,576

		1,710,934
RETAIL — 1.32%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	50	51,256
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	52,310
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[e]	25	25,294
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	50	54,578
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	25	26,078
Costco Wholesale Corp.
3.00%, 05/18/27 (Call 02/18/27)	50	50,527
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	69	69,758
2.80%, 07/20/20 (Call 06/20/20)	28	28,594
5.13%, 07/20/45 (Call 01/20/45)	75	86,815

Security	Principal (000s)	Value
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	$25	$25,924
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	50	52,225
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	50	47,370
2.25%, 09/10/18 (Call 08/10/18)	25	25,185
2.63%, 06/01/22 (Call 05/01/22)	43	43,882
3.75%, 02/15/24 (Call 11/15/23)	25	26,778
4.25%, 04/01/46 (Call 10/01/45)	25	26,976
4.88%, 02/15/44 (Call 08/15/43)	68	79,757
5.88%, 12/16/36	10	13,049
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	25	25,971
Lowe’s Companies Inc.
1.15%, 04/15/19	30	29,809
3.12%, 04/15/22 (Call 01/15/22)	50	52,005
4.05%, 05/03/47 (Call 11/03/46)	25	25,699
4.25%, 09/15/44 (Call 03/15/44)	25	26,335
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[e]	50	50,335
4.50%, 12/15/34 (Call 06/15/34)	25	21,675
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	25,259
3.25%, 06/10/24	50	52,093
3.70%, 01/30/26 (Call 10/30/25)	41	43,154
3.70%, 02/15/42	50	47,908
4.60%, 05/26/45 (Call 11/26/44)	15	16,307
4.70%, 12/09/35 (Call 06/09/35)	20	22,318
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	25	25,889
5.00%, 01/15/44 (Call 07/15/43)	25	24,716
QVC Inc.
4.85%, 04/01/24	25	26,137
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	50	50,445
Target Corp.
3.50%, 07/01/24	31	32,520
6.35%, 11/01/32	50	65,242
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	50	47,189
Wal-Mart Stores Inc.
3.25%, 10/25/20	50	52,291
4.00%, 04/11/43 (Call 10/11/42)	50	53,243

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.25%, 04/15/21	$45	$48,822
5.00%, 10/25/40	20	24,173
5.25%, 09/01/35	50	61,796
6.20%, 04/15/38	40	54,990
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	100	104,343

		1,897,020
SEMICONDUCTORS — 0.44%
Altera Corp.
4.10%, 11/15/23	50	54,436
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	25	26,865
5.10%, 10/01/35 (Call 04/01/35)	15	17,861
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (Call 10/15/26)[a]	50	51,540
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	75	79,997
4.90%, 07/29/45 (Call 01/29/45)	75	88,755
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	27	28,730
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	50,989
QUALCOMM Inc.
2.25%, 05/20/20	30	30,336
3.25%, 05/20/27 (Call 02/20/27)	100	101,219
4.65%, 05/20/35 (Call 11/20/34)	50	55,209
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	25	25,015
Xilinx Inc.
3.00%, 03/15/21	25	25,629

		636,581
SOFTWARE — 1.22%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	51,775
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	42,994
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	50	52,321
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	50	49,235
3.63%, 10/15/20 (Call 09/15/20)	50	52,338
3.88%, 06/05/24 (Call 03/05/24)	50	52,825

Security	Principal (000s)	Value
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	$50	$51,985
Microsoft Corp.
1.30%, 11/03/18	159	158,908
1.55%, 08/08/21 (Call 07/08/21)	100	98,594
2.00%, 11/03/20 (Call 10/03/20)	50	50,407
2.70%, 02/12/25 (Call 11/12/24)	25	25,269
3.45%, 08/08/36 (Call 02/08/36)	50	50,426
3.50%, 02/12/35 (Call 08/12/34)	35	35,813
3.50%, 11/15/42	40	39,475
3.75%, 05/01/43 (Call 11/01/42)	50	50,748
3.75%, 02/12/45 (Call 08/12/44)	50	50,740
3.95%, 08/08/56 (Call 02/08/56)	25	25,468
4.00%, 02/08/21	50	53,608
4.50%, 10/01/40	60	68,182
4.88%, 12/15/43 (Call 06/15/43)	25	29,746
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	75	82,564
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	50	50,770
2.95%, 05/15/25 (Call 02/15/25)	50	50,872
3.25%, 05/15/30 (Call 02/15/30)	115	117,150
3.40%, 07/08/24 (Call 04/08/24)	50	52,571
4.00%, 07/15/46 (Call 01/15/46)	100	103,073
4.30%, 07/08/34 (Call 01/08/34)	50	54,886
5.00%, 07/08/19	34	36,097
6.13%, 07/08/39	50	67,123
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	45	45,198

		1,751,161
TELECOMMUNICATIONS — 2.12%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	150	152,091
3.00%, 06/30/22 (Call 04/30/22)	50	50,552
3.90%, 03/11/24 (Call 12/11/23)	50	52,087
3.90%, 08/14/27 (Call 05/14/27)	100	101,021
4.35%, 06/15/45 (Call 12/15/44)	50	45,543
4.45%, 05/15/21	50	53,531
4.45%, 04/01/24 (Call 01/01/24)	50	53,602
4.50%, 05/15/35 (Call 11/15/34)	25	24,508
4.50%, 03/09/48 (Call 09/09/47)	50	46,096
4.55%, 03/09/49 (Call 09/09/48)	100	92,337
4.75%, 05/15/46 (Call 11/15/45)	150	144,372

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.15%, 03/15/42	$50	$51,097
5.35%, 09/01/40	23	24,199
5.55%, 08/15/41	50	54,133
5.88%, 10/01/19	50	53,906
6.50%, 09/01/37	50	59,794
British Telecommunications PLC
9.13%, 12/15/30	31	47,576
Cisco Systems Inc.
2.20%, 02/28/21	50	50,570
2.45%, 06/15/20	15	15,302
2.50%, 09/20/26 (Call 06/20/26)	15	14,642
2.60%, 02/28/23	55	55,923
3.63%, 03/04/24	25	26,680
4.95%, 02/15/19	50	52,391
5.50%, 01/15/40	30	37,961
5.90%, 02/15/39	25	32,834
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	74,328
Juniper Networks Inc.
4.50%, 03/15/24	25	26,885
Koninklijke KPN NV
8.38%, 10/01/30	25	35,160
Motorola Solutions Inc.
3.50%, 03/01/23	60	60,936
New Cingular Wireless Services Inc.
8.75%, 03/01/31	35	50,945
Orange SA
5.38%, 07/08/19	25	26,569
5.38%, 01/13/42	25	29,721
9.00%, 03/01/31	25	38,360
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	50	57,409
Telefonica Emisiones SAU
5.13%, 04/27/20	50	53,835
5.88%, 07/15/19	50	53,561
7.05%, 06/20/36	25	32,976
Telefonica Europe BV
8.25%, 09/15/30	50	71,130
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	25	25,765
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	24,739
2.95%, 03/15/22	70	71,206

Security	Principal (000s)	Value
3.38%, 02/15/25[a]	$188	$188,575
3.50%, 11/01/21	50	52,143
4.13%, 03/16/27	50	51,881
4.13%, 08/15/46	25	22,291
4.52%, 09/15/48	75	70,333
4.67%, 03/15/55	50	46,553
4.75%, 11/01/41	40	39,522
5.01%, 04/15/49	92	92,367
5.15%, 09/15/23	100	111,794
5.25%, 03/16/37	100	107,857
6.55%, 09/15/43	50	62,712
Vodafone Group PLC
4.38%, 02/19/43	75	76,095

		3,048,396
TEXTILES — 0.16%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	225	230,582

		230,582
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	27,161

		27,161
TRANSPORTATION — 0.67%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	31	32,092
3.00%, 04/01/25 (Call 01/01/25)	25	25,557
3.05%, 09/01/22 (Call 06/01/22)	33	34,277
4.70%, 09/01/45 (Call 03/01/45)	50	56,745
4.90%, 04/01/44 (Call 10/01/43)	20	23,270
6.15%, 05/01/37	37	48,752
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	50	51,320
Canadian Pacific Railway Co.
5.95%, 05/15/37	25	31,843
6.13%, 09/15/15 (Call 03/15/15)	25	31,910
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	25	25,855
3.80%, 11/01/46 (Call 05/01/46)	25	24,123
6.00%, 10/01/36	50	63,253
6.15%, 05/01/37	25	32,534
FedEx Corp.
3.90%, 02/01/35	50	50,775
4.55%, 04/01/46 (Call 10/01/45)	50	52,940

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	$25	$25,641
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	40	40,579
4.84%, 10/01/41	50	57,208
Ryder System Inc.
2.88%, 09/01/20 (Call 08/01/20)	45	45,980
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	50	50,591
3.75%, 03/15/24 (Call 12/15/23)	50	53,492
4.00%, 04/15/47 (Call 10/15/46)	50	52,288
United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	50	59,616

		970,641
WATER — 0.04%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	25	26,157
4.30%, 09/01/45 (Call 03/01/45)	25	27,295

		53,452

TOTAL CORPORATE BONDS & NOTES
(Cost: $54,764,338)		56,321,495

FOREIGN GOVERNMENT OBLIGATIONS[f] — 4.67%

CANADA — 0.50%
Canada Government International Bond
1.63%, 02/27/19	30	30,123
Export Development Canada
1.00%, 11/01/18	30	29,869
1.50%, 10/03/18	25	25,033
1.63%, 12/03/19	50	50,106
1.63%, 01/17/20	40	40,119
Province of British Columbia Canada
2.00%, 10/23/22	50	50,010
2.25%, 06/02/26	40	39,518
Province of Manitoba Canada
1.75%, 05/30/19	30	30,070
2.10%, 09/06/22	30	29,959
Province of Ontario Canada
1.65%, 09/27/19	75	74,937
1.88%, 05/21/20	130	130,395
4.40%, 04/14/20	80	85,345

Security	Principal (000s)	Value
Province of Quebec Canada
2.63%, 02/13/23	$100	$102,509

		717,993
CHILE — 0.07%
Chile Government International Bond
3.88%, 08/05/20	100	105,509

		105,509
COLOMBIA — 0.31%
Colombia Government International Bond
6.13%, 01/18/41	100	118,683
8.13%, 05/21/24	175	225,199
11.75%, 02/25/20	80	98,593

		442,475
HUNGARY — 0.16%
Hungary Government International Bond
5.38%, 02/21/23	50	56,801
5.38%, 03/25/24	150	173,351

		230,152
ISRAEL — 0.07%
Israel Government International Bond
5.13%, 03/26/19	100	105,307

		105,307
ITALY — 0.11%
Republic of Italy Government International Bond
6.88%, 09/27/23	130	156,295

		156,295
JAPAN — 0.13%
Japan Bank for International Cooperation/Japan
2.25%, 11/04/26	200	193,766

		193,766
MEXICO — 0.40%
Mexico Government International Bond
3.50%, 01/21/21[e]	40	42,012
3.63%, 03/15/22	100	104,968
4.60%, 01/23/46	200	204,552
4.75%, 03/08/44	50	52,080

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.13%, 01/15/20	$100	$108,068
5.55%, 01/21/45	50	58,181

		569,861
PANAMA — 0.03%
Panama Government International Bond
9.38%, 04/01/29	25	37,813

		37,813
PERU — 0.05%
Peruvian Government International Bond
5.63%, 11/18/50	25	31,711
7.13%, 03/30/19	30	32,708

		64,419
PHILIPPINES — 0.10%
Philippine Government International Bond
7.75%, 01/14/31	100	146,101

		146,101
POLAND — 0.09%
Republic of Poland Government International Bond
4.00%, 01/22/24	120	130,058

		130,058
SOUTH KOREA — 0.21%
Export-Import Bank of Korea
2.25%, 01/21/20	200	200,002
Korea International Bond
7.13%, 04/16/19	100	108,271

		308,273
SUPRANATIONAL — 2.31%
African Development Bank
1.00%, 11/02/18	50	49,771
1.13%, 03/04/19[e]	30	29,866
1.63%, 10/02/18	30	30,072
2.38%, 09/23/21	100	102,313
Asian Development Bank
1.38%, 01/15/19	100	99,955
1.50%, 09/28/18	50	50,069
1.50%, 01/22/20	30	29,999
1.63%, 08/26/20	100	100,019
1.63%, 03/16/21	100	99,752

Security	Principal (000s)	Value
1.75%, 03/21/19	$20	$20,096
2.00%, 01/22/25	90	89,191
Corp. Andina de Fomento
4.38%, 06/15/22	50	54,425
Council of Europe Development Bank
1.63%, 03/10/20	30	30,024
European Bank for Reconstruction & Development
1.00%, 09/17/18	50	49,802
1.63%, 11/15/18	145	145,365
1.88%, 02/23/22	50	50,030
European Investment Bank
1.25%, 05/15/19	50	49,822
1.38%, 06/15/20	50	49,708
1.63%, 03/16/20	100	100,171
1.75%, 06/17/19	100	100,491
1.88%, 03/15/19	100	100,641
1.88%, 02/10/25	190	186,181
2.50%, 04/15/21	100	102,617
2.88%, 09/15/20	50	51,809
4.00%, 02/16/21	50	53,755
Inter-American Development Bank
1.88%, 03/15/21	30	30,183
2.13%, 11/09/20	100	101,458
2.13%, 01/15/25	100	100,028
3.88%, 02/14/20	50	52,806
4.38%, 01/24/44	25	30,709
International Bank for Reconstruction & Development
0.88%, 08/15/19	100	98,876
1.00%, 10/05/18	30	29,889
1.13%, 11/27/19	90	89,218
1.88%, 10/07/19[e]	75	75,586
1.88%, 10/07/22[e]	100	99,925
2.13%, 03/03/25	40	39,880
2.25%, 06/24/21	130	132,532
2.50%, 07/29/25	100	102,249
International Finance Corp.
1.25%, 11/27/18	50	49,920
1.63%, 07/16/20	30	30,051
1.75%, 09/04/18	130	130,504
1.75%, 09/16/19	100	100,526

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Nordic Investment Bank
1.13%, 02/25/19	$200	$199,166

		3,319,450
URUGUAY — 0.13%
Uruguay Government International Bond
4.50%, 08/14/24	80	88,082
7.63%, 03/21/36	75	104,881

		192,963

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $6,638,237)		6,720,435

MUNICIPAL DEBT OBLIGATIONS — 0.98%

CALIFORNIA — 0.30%
Bay Area Toll Authority RB BAB Series S1
6.92%, 04/01/40	50	72,443
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	50	64,626
State of California GO BAB
7.55%, 04/01/39	100	156,201
7.63%, 03/01/40	50	77,617
University of California RB Series AD
4.86%, 05/15/12	50	54,778

		425,665
CONNECTICUT — 0.04%
State of Connecticut GO Series A
5.85%, 03/15/32	50	61,279

		61,279
FLORIDA — 0.04%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	50	51,118

		51,118
GEORGIA — 0.04%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	25	32,245
Project M, Series 2010-A
6.66%, 04/01/57	20	25,470

		57,715

Security	Principal (000s)	Value
ILLINOIS — 0.11%
State of Illinois GO
4.95%, 06/01/23	$50	$51,765
5.10%, 06/01/33[e]	100	99,715

		151,480
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	25	33,806

		33,806
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GOL BAB Series E
5.46%, 12/01/39	25	31,983

		31,983
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB Series B
0.00%, 02/15/23 (AGM)	50	41,904
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	50	74,253

		116,157
NEW YORK — 0.12%
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	50	65,529
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	40	51,226
Port Authority of New York & New Jersey RB Series 182
5.31%, 08/01/46 (Call 08/01/24)	50	55,503

		172,258
OHIO — 0.10%
American Municipal Power Inc. RB BAB Series E
6.27%, 02/15/50	25	32,611

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
JobsOhio Beverage System RB Series B
4.53%, 01/01/35	$25	$28,067
Ohio State University (The) RB Series A
3.80%, 12/01/46	50	52,618
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	29,441

		142,737
OREGON — 0.04%
State of Oregon GO
5.89%, 06/01/27	50	60,986

		60,986
TEXAS — 0.05%
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41	30	39,358
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	25	37,823

		77,181
WASHINGTON — 0.02%
State of Washington GO BAB
Series F
5.14%, 08/01/40	25	31,410

		31,410

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,339,308)		1,413,775

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.18%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.60%
Federal Home Loan Banks
1.38%, 03/18/19	250	250,112
1.88%, 11/29/21	300	302,544
5.50%, 07/15/36	175	240,257
Federal Home Loan Mortgage Corp.
1.25%, 10/02/19	500	498,270
1.38%, 05/01/20	200	199,566
1.75%, 05/30/19	140	140,951
2.38%, 01/13/22	300	308,253

Security	Principal (000s)	Value
Federal National Mortgage Association
1.13%, 10/19/18	$250	$249,525
1.25%, 08/17/21	400	393,768
1.50%, 06/22/20	400	400,652
1.75%, 09/12/19	300	302,058
5.63%, 07/15/37	86	120,967
6.25%, 05/15/29	100	137,455
6.63%, 11/15/30	100	144,895
Tennessee Valley Authority
3.50%, 12/15/42	50	53,229

		3,742,502
U.S. GOVERNMENT OBLIGATIONS — 51.58%
U.S. Treasury Note/Bond
0.75%, 07/15/19	500	494,746
0.88%, 04/15/19	900	893,707
0.88%, 05/15/19	1,500	1,488,996
1.00%, 11/30/19	250	248,130
1.13%, 12/31/19	520	517,290
1.13%, 04/30/20	250	248,294
1.13%, 07/31/21	600	589,453
1.25%, 11/15/18	1,000	999,840
1.25%, 04/30/19	1,250	1,248,686
1.38%, 02/28/19	250	250,295
1.38%, 06/30/23	900	877,500
1.38%, 08/31/23	150	145,968
1.50%, 12/31/18	300	300,863
1.50%, 02/28/19	1,500	1,504,395
1.50%, 05/31/19	3,500	3,510,978
1.50%, 10/31/19	300	300,957
1.50%, 04/15/20	1,200	1,203,453
1.50%, 02/28/23	600	590,836
1.50%, 08/15/26	200	190,359
1.63%, 06/30/19	1,500	1,508,217
1.63%, 07/31/19	1,600	1,608,970
1.63%, 08/15/22	1,000	996,161
1.63%, 11/15/22	250	248,426
1.63%, 04/30/23	250	247,469
1.63%, 05/31/23	1,000	989,452
1.63%, 02/15/26	850	821,017
1.63%, 05/15/26	850	819,263
1.75%, 10/31/20	850	857,198
1.75%, 12/31/20	700	705,543

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.75%, 02/28/22	$700	$702,532
1.75%, 03/31/22	500	501,526
1.75%, 04/30/22	500	501,306
1.75%, 05/15/22	600	601,780
1.75%, 09/30/22	1,000	1,000,579
1.88%, 06/30/20	1,500	1,519,365
1.88%, 04/30/22	750	756,043
2.00%, 09/30/20	1,500	1,524,207
2.00%, 11/30/20	1,600	1,625,719
2.00%, 11/15/21	250	253,873
2.00%, 12/31/21	1,100	1,115,915
2.00%, 11/30/22	1,000	1,012,020
2.00%, 04/30/24	300	301,500
2.00%, 06/30/24	1,200	1,205,059
2.00%, 02/15/25	750	750,348
2.00%, 08/15/25	700	698,473
2.13%, 08/31/20	600	611,981
2.13%, 01/31/21	500	510,166
2.13%, 06/30/21	250	255,050
2.13%, 12/31/21	250	254,930
2.13%, 06/30/22	500	509,529
2.13%, 12/31/22	1,160	1,180,746
2.13%, 05/15/25	1,000	1,008,191
2.25%, 03/31/21	1,500	1,536,656
2.25%, 04/30/21	900	922,191
2.25%, 12/31/23	500	511,096
2.25%, 11/15/24	670	682,818
2.25%, 11/15/25	850	863,241
2.25%, 08/15/46	500	451,698
2.50%, 08/15/23	1,000	1,037,397
2.50%, 02/15/45	1,000	957,561
2.50%, 02/15/46	390	372,377
2.50%, 05/15/46	200	190,859
2.63%, 08/15/20	2,200	2,275,388
2.75%, 02/15/19	1,250	1,276,178
2.75%, 11/15/23	500	526,260
2.75%, 08/15/47	100	100,509
2.88%, 08/15/45	800	824,573
2.88%, 11/15/46	850	875,409
3.00%, 11/15/44	1,200	1,269,041
3.00%, 11/15/45	550	580,613
3.00%, 05/15/47	450	475,420
3.13%, 02/15/42	500	542,425

Security	Principal or Shares (000s)	Value
3.13%, 02/15/43	$800	$865,385
3.13%, 08/15/44	508	549,808
3.38%, 05/15/44	158	178,703
3.63%, 02/15/21	500	535,368
3.75%, 11/15/18	1,000	1,029,378
4.25%, 05/15/39	746	955,595
4.25%, 11/15/40	162	208,237
4.38%, 05/15/40	750	978,887
4.38%, 05/15/41	200	262,057
4.63%, 02/15/40	600	808,717
4.75%, 02/15/41	400	550,385
5.38%, 02/15/31	600	819,215
5.50%, 08/15/28	300	397,759
6.00%, 02/15/26	650	851,513
6.13%, 11/15/27	600	820,727
6.38%, 08/15/27	500	691,925
6.50%, 11/15/26	500	686,084
6.75%, 08/15/26	350	484,887
6.88%, 08/15/25	300	408,298
7.13%, 02/15/23	800	1,022,334
7.25%, 08/15/22	400	504,784
7.63%, 11/15/22	600	775,192
7.63%, 02/15/25	600	837,355

		74,301,603

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $77,956,391)		78,044,105

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[c,g,h]	976	975,864

		975,864

TOTAL SHORT-TERM INVESTMENTS
(Cost: $975,864)		975,864

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.61%
(Cost: $141,674,138)[i]	$143,475,674
Other Assets, Less Liabilities — 0.39%	566,370

NET ASSETS — 100.00%	$144,042,044

BAB — Build America Bond
GO — General Obligation
GOL — General Obligation Limited
RB — Revenue Bond
VRN — Variable Rate Note

Insured by:
AGM — Assured Guaranty Municipal Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Affiliated issuer. See Schedule 1.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	All or a portion of this security represents a security on loan. See Note 1.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $141,674,138. Net unrealized appreciation was $1,801,536, of which $2,426,975 represented gross unrealized appreciation on investments and $625,439 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Principal/ Shares held at 02/28/17 (000s)	Principal/ Shares purchased (000s)	Principal/ Shares sold (000s)	Principal/ Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	2,767	—	(1,791)[b]	976	$975,864	$—	$—	$3,879
PNC Bank N.A.
2.63%, 02/17/22	$—	$250	$—	$250	254,267	—	1,500	1,606
3.25%, 06/01/25	250	—	(250)	—	—	4,945	(4,200)	1,086

					$1,230,131	$4,945	$(2,700)	$6,571

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$56,321,495	$—	$56,321,495
Foreign government obligations	—	6,720,435	—	6,720,435
Municipal debt obligations	—	1,413,775	—	1,413,775
U.S. government & agency obligations	—	78,044,105	—	78,044,105
Money market funds	975,864	—	—	975,864

Total	$975,864	$142,499,810	$—	$143,475,674

See notes to financial statements.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited)

iSHARES® AGENCY BOND ETF

August 31, 2017

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 8.85%

IRAQ — 1.39%
Iraq Government AID Bond
2.15%, 01/18/22	$6,650	$6,744,895

		6,744,895

ISRAEL — 6.30%
Israel Government AID Bond
0.00%, 09/15/20	4	3,772
5.50%, 09/18/23	25,596	30,569,047

		30,572,819

TUNISIA — 0.78%
Tunisia Government AID Bonds
1.42%, 08/05/21	3,860	3,801,598

		3,801,598

UKRAINE — 0.38%
Ukraine Government AID Bonds
1.47%, 09/29/21	1,882	1,856,913

		1,856,913

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $42,417,030)		42,976,225

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 90.41%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 90.12%
Fannie Mae Principal STRIPS
0.00%, 03/23/28	100	73,943
Federal Farm Credit Banks
1.30%, 12/14/18	2,871	2,867,124
2.50%, 04/09/26	504	504,857
3.35%, 03/23/33	100	104,082
3.39%, 03/20/34	100	104,173
5.13%, 07/09/29	267	325,187
5.41%, 04/17/36	250	325,280
Federal Home Loan Banks
0.88%, 10/01/18	33,555	33,401,318
0.88%, 08/05/19	10,000	9,898,200
1.00%, 09/26/19	400	396,420
1.25%, 01/16/19	5,815	5,807,848
1.38%, 05/28/19	3,215	3,217,218
1.38%, 11/15/19	9,995	9,982,806

Security	Principal (000s)	Value
1.50%, 03/08/19	$10,000	$10,015,300
1.63%, 06/14/19	5,000	5,018,750
1.75%, 06/12/20	2,000	2,013,760
1.88%, 11/29/21	3,400	3,428,832
2.75%, 12/13/24	440	458,836
3.00%, 09/11/26	2,000	2,102,120
4.00%, 09/01/28	810	913,502
4.13%, 12/13/19	350	370,675
4.50%, 09/13/19	1,780	1,888,295
5.00%, 09/28/29	4,005	4,897,835
5.38%, 05/15/19	65	69,328
5.38%, 08/15/24	520	628,633
5.50%, 07/15/36	4,130	5,670,077
5.63%, 03/14/36	500	679,500
5.75%, 06/12/26	2,400	3,039,456
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	2	1,920
0.88%, 07/19/19	25,137	24,904,734
1.13%, 04/15/19	779	776,359
1.13%, 08/12/21	5,045	4,942,536
1.25%, 07/26/19 (Call 10/26/17)	10,000	9,956,600
1.25%, 08/01/19	5,757	5,742,608
1.25%, 10/02/19	25,787	25,697,777
1.38%, 08/15/19	7,000	6,994,190
1.38%, 04/20/20	4,000	3,991,720
1.75%, 05/30/19	17,867	17,988,317
2.38%, 01/13/22	79	81,173
6.25%, 07/15/32	1,617	2,332,830
6.75%, 09/15/29	151	216,311
6.75%, 03/15/31	2,431	3,571,674
Federal National Mortgage Association
0.00%, 10/09/19	49,549	47,784,560
0.00%, 05/15/30	61	41,686
0.00%, 11/15/30	1,614	1,077,232
1.00%, 02/26/19	25,000	24,872,250
1.00%, 10/24/19	9,082	9,000,171
1.25%, 08/17/21	12,009	11,821,900
1.38%, 02/26/21	1,600	1,588,672
1.63%, 01/21/20	11,391	11,437,134
1.75%, 09/12/19	4,642	4,673,844
1.88%, 04/05/22	85	85,520
2.00%, 01/05/22	1,000	1,011,050

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.63%, 09/06/24	$1,000	$1,038,370
5.63%, 07/15/37	394	554,196
6.09%, 09/27/27	700	919,940
6.21%, 08/06/38	2,166	3,226,690
6.25%, 05/15/29	4,220	5,800,601
6.32%, 12/20/27	292	385,557
6.63%, 11/15/30	12,573	18,217,648
7.25%, 05/15/30	9,849	14,818,214
8.28%, 01/10/25	3	4,205
Financing Corp.
0.00%, 05/11/18	90	89,040
0.00%, 11/02/18	287	281,625
0.00%, 12/27/18	30	29,308
0.00%, 03/07/19	4,105	3,990,676
0.00%, 09/26/19	1,782	1,715,727
8.60%, 09/26/19	4,753	5,431,443
9.40%, 02/08/18	250	258,618
9.65%, 11/02/18	380	416,290
9.80%, 11/30/17	680	693,960
9.80%, 04/06/18	4,085	4,287,126
10.35%, 08/03/18	3,135	3,389,781
10.70%, 10/06/17	780	787,043
Financing Corp. Principal STRIPS
0.00%, 11/30/17	95	94,639
0.00%, 02/08/18	90	89,387
0.00%, 08/03/18	53	52,215
Navient Solutions Inc.
0.00%, 10/03/22	5,797	5,167,214
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	504	517,885
Series A5
3.45%, 06/12/21	1,008	1,071,040
Private Export Funding Corp.
4.38%, 03/15/19	475	495,501
Series HH
1.45%, 08/15/19	1,513	1,512,334
Series JJ
1.88%, 07/15/18	2,775	2,786,045
Series KK
3.55%, 01/15/24	5,045	5,466,913
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20	10,091	9,592,101

Security	Principal or Shares (000s)	Value
Tennessee Valley Authority
2.88%, 09/15/24	$36	$37,822
2.88%, 02/01/27	3,532	3,675,894
4.25%, 09/15/65	1,887	2,195,317
4.63%, 09/15/60	515	637,261
5.25%, 09/15/39	2,400	3,208,320
5.38%, 04/01/56	500	696,085
5.88%, 04/01/36	3,540	4,944,106

		437,372,260
U.S. GOVERNMENT OBLIGATIONS — 0.29%
U.S. Treasury Note/Bond
3.00%, 05/15/47	1,345	1,420,977

		1,420,977

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $435,747,067)		438,793,237

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[b,c]	443	443,012

		443,012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $443,012)		443,012

TOTAL INVESTMENTS IN SECURITIES — 99.35%
(Cost: $478,607,109)[d]		482,212,474
Other Assets, Less Liabilities — 0.65%		3,131,039

NET ASSETS — 100.00%		$485,343,513

STRIPS — Separate Trading of Registered Interest & Principal of Securities

[a]	Investments are denominated in U.S. dollars.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $478,616,799. Net unrealized appreciation was $3,595,675, of which $4,215,129 represented gross unrealized appreciation on investments and $619,454 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

August 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	1,816	—	(1,373)[b]	443	$443,012	$—	$—	$13,825

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$42,976,225	$—	$42,976,225
U.S. government & agency obligations	—	438,793,237	—	438,793,237
Money market funds	443,012	—	—	443,012

Total	$443,012	$481,769,462	$—	$482,212,474

See notes to financial statements.

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MBS ETF

August 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.89%

MORTGAGE-BACKED SECURITIES — 99.89%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	$15,840	$16,126,400
2.50%, 06/01/28	139	141,988
2.50%, 07/01/29	2,278	2,317,042
2.50%, 08/01/29	600	610,518
2.50%, 10/01/29	432	439,049
2.50%, 02/01/30	3,282	3,333,423
2.50%, 03/01/30	349	354,710
2.50%, 04/01/30	10,858	11,029,167
2.50%, 05/01/30	11,442	11,622,307
2.50%, 06/01/30	39,623	40,248,405
2.50%, 07/01/30	1,373	1,394,685
2.50%, 08/01/30	2,094	2,127,622
2.50%, 09/01/30	1,245	1,264,206
2.50%, 12/01/31	22,087	22,400,650
2.50%, 02/01/32	18,057	18,317,111
2.50%, 09/01/32[a]	147,252	149,299,723
2.50%, 02/01/43	1,961	1,937,590
2.50%, 03/01/43	226	223,348
2.50%, 04/01/43	813	802,852
2.50%, 06/01/43	695	686,914
2.50%, 07/01/43	2,700	2,666,981
2.50%, 08/01/43	317	313,021
2.50%, 04/01/45	278	272,954
2.50%, 09/01/47[a]	3,825	3,741,328
3.00%, 01/01/21	13	13,198
3.00%, 08/01/21	5	4,831
3.00%, 09/01/21	238	245,517
3.00%, 10/01/22	45	46,299
3.00%, 04/01/27	2,156	2,229,732
3.00%, 05/01/27	13,370	13,833,275
3.00%, 06/01/27	3,636	3,762,883
3.00%, 07/01/27	298	308,236
3.00%, 08/01/27	1,192	1,233,219
3.00%, 09/01/27	6,275	6,493,086
3.00%, 11/01/27	1,780	1,841,617
3.00%, 12/01/27	1,215	1,256,449
3.00%, 01/01/28	628	649,689
3.00%, 11/01/28	278	287,583

Security	Principal (000s)	Value
3.00%, 04/01/29	$13	$13,255
3.00%, 05/01/29	15,681	16,223,389
3.00%, 10/01/29	21	22,237
3.00%, 11/01/29	3,318	3,432,364
3.00%, 03/01/30	1,239	1,281,141
3.00%, 05/01/30	7,903	8,169,410
3.00%, 06/01/30	11,383	11,764,554
3.00%, 07/01/30	5,803	5,999,116
3.00%, 08/01/30	631	651,822
3.00%, 09/01/30	7,773	8,035,127
3.00%, 10/01/30	1,751	1,809,818
3.00%, 02/01/31	13,363	13,810,287
3.00%, 03/01/31	8,322	8,600,151
3.00%, 05/01/31	22,704	23,463,524
3.00%, 06/01/31	16,275	16,819,722
3.00%, 07/01/31	1,467	1,516,436
3.00%, 09/01/32[a]	115,247	119,064,557
3.00%, 05/01/33	7,491	7,727,320
3.00%, 02/01/45	5,062	5,135,245
3.00%, 03/01/45	1,334	1,352,513
3.00%, 04/01/45	95,585	96,860,867
3.00%, 05/01/45	2,814	2,851,753
3.00%, 01/01/46	2,542	2,576,161
3.00%, 11/01/46	3,013	3,047,745
3.00%, 12/01/46	110,558	111,990,391
3.00%, 05/01/47	43,275	43,863,489
3.00%, 07/01/47	2,273	2,304,442
3.00%, 09/01/47[a]	443,521	448,441,311
3.50%, 11/01/25	4,674	4,893,846
3.50%, 03/01/26	3,047	3,190,320
3.50%, 06/01/26	1,273	1,333,067
3.50%, 08/01/26	1,523	1,594,302
3.50%, 03/01/27	890	936,119
3.50%, 05/01/31	788	830,596
3.50%, 01/01/32	3,807	4,016,724
3.50%, 03/01/32	615	645,063
3.50%, 04/01/32	4,339	4,578,541
3.50%, 05/01/32	3,510	3,689,366
3.50%, 06/01/32	2,552	2,687,274
3.50%, 07/01/32	2,019	2,119,572
3.50%, 09/01/32	1,165	1,221,315
3.50%, 09/01/32[a]	38,685	40,486,270
3.50%, 05/01/35	18,313	19,263,482

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2017

Security	Principal (000s)	Value
3.50%, 10/01/42	$3,085	$3,211,980
3.50%, 11/01/42	2,816	2,931,562
3.50%, 06/01/43	3,690	3,846,394
3.50%, 08/01/45	2,472	2,567,715
3.50%, 12/01/45	12,257	12,759,276
3.50%, 01/01/46	2,370	2,457,740
3.50%, 03/01/46	18,090	18,792,560
3.50%, 05/01/46	30,029	31,203,299
3.50%, 07/01/46	18,912	19,612,295
3.50%, 08/01/46	20,151	20,892,616
3.50%, 09/01/46	19,483	20,221,312
3.50%, 11/01/46	4,522	4,689,062
3.50%, 12/01/46	34,508	35,803,663
3.50%, 02/01/47	25,555	26,497,678
3.50%, 03/01/47	36,808	38,165,411
3.50%, 04/01/47	17,694	18,353,065
3.50%, 05/01/47	12,135	12,608,021
3.50%, 08/01/47	34,604	35,888,023
3.50%, 09/01/47	305,650	316,986,004
3.50%, 09/01/47[a]	129,685	134,406,345
4.00%, 04/01/21	908	935,263
4.00%, 05/01/25	2,904	3,050,076
4.00%, 10/01/25	2,139	2,248,807
4.00%, 02/01/26	1,935	2,034,645
4.00%, 09/01/32[a]	17,168	17,750,103
4.00%, 09/01/41	9,239	9,849,489
4.00%, 02/01/42	16,182	17,226,956
4.00%, 07/01/44	9,999	10,667,103
4.00%, 01/01/45	3,365	3,560,552
4.00%, 07/01/45	6,387	6,756,443
4.00%, 10/01/45	6,117	6,477,594
4.00%, 01/01/46	648	691,741
4.00%, 03/01/46	6,449	6,830,502
4.00%, 05/01/46	28,270	29,897,013
4.00%, 08/01/46	527	557,943
4.00%, 09/01/46	4,504	4,764,822
4.00%, 10/01/46	10,405	11,001,587
4.00%, 11/01/46	77,383	81,819,303
4.00%, 02/01/47	21,436	22,665,082
4.00%, 03/01/47	90,663	95,869,933
4.00%, 05/01/47	26,659	28,187,693
4.00%, 06/01/47	29,656	31,356,482
4.00%, 07/01/47	28,796	30,473,736

Security	Principal (000s)	Value
4.00%, 08/01/47	$4,204	$4,492,031
4.00%, 09/01/47[a]	83,674	88,433,242
4.50%, 04/01/22	925	953,006
4.50%, 05/01/23	1,059	1,086,134
4.50%, 07/01/24	1,050	1,109,055
4.50%, 08/01/24	352	372,191
4.50%, 09/01/24	596	630,530
4.50%, 10/01/24	863	912,351
4.50%, 08/01/30	2,643	2,848,991
4.50%, 09/01/32[a]	931	950,638
4.50%, 03/01/39	6,354	6,902,056
4.50%, 05/01/39	7,347	7,980,750
4.50%, 10/01/39	8,457	9,143,477
4.50%, 09/01/40	6,526	7,040,468
4.50%, 02/01/41	7,693	8,323,052
4.50%, 05/01/41	8,993	9,828,558
4.50%, 08/01/41	1,585	1,720,157
4.50%, 05/01/42	7,253	7,824,757
4.50%, 03/01/44	1,732	1,863,891
4.50%, 05/01/44	751	816,156
4.50%, 12/01/44	1,444	1,582,292
4.50%, 01/01/45	6,957	7,560,004
4.50%, 11/01/45	137	147,094
4.50%, 01/01/46	992	1,082,974
4.50%, 04/01/46	1,624	1,748,783
4.50%, 05/01/46	5,466	5,948,605
4.50%, 06/01/46	18,070	19,725,370
4.50%, 07/01/46	608	655,080
4.50%, 08/01/46	693	745,595
4.50%, 09/01/46	5,725	6,248,759
4.50%, 12/01/46	5,258	5,661,043
4.50%, 01/01/47	371	406,215
4.50%, 02/01/47	2,857	3,107,248
4.50%, 03/01/47	3,412	3,677,620
4.50%, 04/01/47	1,011	1,099,251
4.50%, 05/01/47	31,631	34,071,392
4.50%, 06/01/47	39,170	42,225,687
4.50%, 07/01/47	799	861,108
4.50%, 08/01/47	2,052	2,209,881
4.50%, 09/01/47[a]	1,488	1,599,135
5.00%, 11/01/18	219	221,915
5.00%, 08/01/19	241	243,976
5.00%, 12/01/24	1,233	1,268,889

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2017

Security	Principal (000s)	Value
5.00%, 08/01/25	$1,549	$1,685,714
5.00%, 06/01/26	318	335,737
5.00%, 09/01/32[a]	161	164,849
5.00%, 06/01/33	665	729,542
5.00%, 12/01/33	2,077	2,278,647
5.00%, 07/01/35	7,791	8,533,147
5.00%, 01/01/36	1,180	1,291,465
5.00%, 11/01/36	1,653	1,808,971
5.00%, 01/01/37	1,369	1,498,221
5.00%, 02/01/37	1,282	1,403,003
5.00%, 02/01/38	1,773	1,940,075
5.00%, 03/01/38	5,443	5,941,242
5.00%, 12/01/38	1,108	1,210,760
5.00%, 08/01/39	8,781	9,639,235
5.00%, 01/01/40	639	697,127
5.00%, 04/01/40	724	790,497
5.00%, 07/01/40	357	389,615
5.00%, 08/01/40	4,996	5,452,218
5.00%, 09/01/40	3,521	3,841,886
5.00%, 08/01/41	5,264	5,788,966
5.00%, 07/01/47	30,958	33,940,116
5.00%, 09/01/47[a]	25,731	27,765,885
5.50%, 07/01/31	1	312
5.50%, 04/01/32	47	52,498
5.50%, 09/01/32	156	173,753
5.50%, 10/01/32	26	28,914
5.50%, 12/01/32	12	12,630
5.50%, 04/01/33	1	761
5.50%, 05/01/33	19	21,222
5.50%, 06/01/33	24	26,546
5.50%, 07/01/33	55	60,801
5.50%, 09/01/33	4	3,910
5.50%, 10/01/33	293	325,486
5.50%, 01/01/34	1	1,371
5.50%, 02/01/34	2,388	2,650,289
5.50%, 03/01/34	627	695,824
5.50%, 10/01/34	308	341,120
5.50%, 11/01/34	4	4,529
5.50%, 12/01/34	400	444,543
5.50%, 01/01/35	4,116	4,564,351
5.50%, 02/01/35	1,084	1,202,158
5.50%, 04/01/35	271	300,548
5.50%, 05/01/35	2,002	2,218,474

Security	Principal (000s)	Value
5.50%, 06/01/35	$5,049	$5,596,717
5.50%, 07/01/35	27	30,263
5.50%, 08/01/35	106	117,445
5.50%, 10/01/35	190	210,765
5.50%, 12/01/35	1,044	1,157,380
5.50%, 02/01/36	1	1,394
5.50%, 03/01/36	71	78,277
5.50%, 05/01/36	1,256	1,389,888
5.50%, 07/01/36	2,168	2,399,837
5.50%, 08/01/36	274	304,011
5.50%, 04/01/38	2,433	2,691,958
5.50%, 05/01/38	843	931,930
5.50%, 12/01/38	12	13,406
5.50%, 01/01/39	4,307	4,777,514
5.50%, 09/01/39	2,262	2,496,338
5.50%, 11/01/39	3,889	4,302,190
5.50%, 06/01/41	12,317	13,653,158
5.50%, 09/01/47[a]	163	178,001
6.00%, 12/01/22	153	164,508
6.00%, 09/01/36	941	1,060,585
6.00%, 10/01/36	1,086	1,223,714
6.00%, 02/01/37	909	1,030,141
6.00%, 09/01/38	3,215	3,632,900
6.00%, 09/01/47[a]	9,372	10,516,092
FRN, (1 year CMT + 2.250%)
2.87%, 12/01/33[b]	121	126,677
FRN, (12 mo. LIBOR US + 1.495%)
1.73%, 06/01/43[b]	802	807,706
FRN, (12 mo. LIBOR US + 1.600%)
2.51%, 08/01/43[b]	330	336,317
FRN, (12 mo. LIBOR US + 1.650%)
2.46%, 05/01/43[b]	831	846,116
FRN, (12 mo. LIBOR US + 1.736%)
3.49%, 12/01/38[b]	2,198	2,300,922
FRN, (12 mo. LIBOR US + 1.775%)
3.28%, 11/01/40[b]	892	939,896
FRN, (12 mo. LIBOR US + 1.793%)
3.46%, 08/01/41[b]	313	328,486

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2017

Security	Principal (000s)	Value
FRN, (12 mo. LIBOR US + 1.810%)
2.93%, 05/01/42[b]	$1,396	$1,442,708
FRN, (12 mo. LIBOR US + 1.849%)
3.44%, 11/01/41[b]	3,808	3,975,630
FRN, (12 mo. LIBOR US + 1.880%)
3.13%, 09/01/41[b]	1,832	1,941,939
FRN, (12 mo. LIBOR US + 1.890%)
3.23%, 07/01/41[b]	188	197,028
FRN, (12 mo. LIBOR US + 1.900%)
3.40%, 11/01/40[b]	1,191	1,262,100
3.49%, 01/01/42[b]	1,414	1,497,619
FRN, (12 mo. LIBOR US + 1.910%)
3.34%, 11/01/40[b]	854	896,905
Federal National Mortgage Association
2.50%, 07/01/22	2,481	2,525,145
2.50%, 05/01/27	10,318	10,506,621
2.50%, 10/01/27	10,131	10,315,755
2.50%, 01/01/30	5,758	5,852,837
2.50%, 02/01/30	1,512	1,536,006
2.50%, 04/01/30	2,343	2,381,154
2.50%, 05/01/30	27,475	27,911,169
2.50%, 06/01/30	89,640	91,062,520
2.50%, 07/01/30	32,380	32,893,088
2.50%, 08/01/30	7,886	8,011,671
2.50%, 09/01/30	4,945	5,024,731
2.50%, 10/01/30	2,353	2,390,513
2.50%, 04/01/31	3,636	3,691,462
2.50%, 10/01/31	7,384	7,489,988
2.50%, 11/01/31	14,991	15,205,484
2.50%, 12/01/31	994	1,008,106
2.50%, 02/01/32	24,685	25,053,177
2.50%, 09/01/32[a]	133,472	135,348,950
2.50%, 01/01/43	2,456	2,425,833
2.50%, 02/01/43	2,497	2,465,950
2.50%, 03/01/43	2,418	2,388,251
2.50%, 06/01/43	6,167	6,089,839

Security	Principal (000s)	Value
2.50%, 08/01/43	$820	$809,511
2.50%, 04/01/45	108	105,786
2.50%, 05/01/45	934	916,084
2.50%, 09/01/47[a]	10,575	10,343,672
3.00%, 12/01/20	273	280,793
3.00%, 03/01/21	8	8,754
3.00%, 04/01/21	7	7,714
3.00%, 05/01/21	9	9,341
3.00%, 08/01/21	329	339,458
3.00%, 09/01/21	32	32,981
3.00%, 10/01/21	121	125,203
3.00%, 02/01/22	31	32,127
3.00%, 03/01/22	9	8,790
3.00%, 07/01/22	382	394,861
3.00%, 09/01/22	15	15,503
3.00%, 12/01/22	56	57,596
3.00%, 09/01/26	78	80,994
3.00%, 01/01/27	8,284	8,564,884
3.00%, 03/01/27	308	318,879
3.00%, 11/01/27	15,715	16,251,667
3.00%, 12/01/28	48	50,102
3.00%, 05/01/29	603	623,774
3.00%, 08/01/29	497	513,044
3.00%, 09/01/29	1,439	1,487,462
3.00%, 10/01/29	9,785	10,117,758
3.00%, 11/01/29	4,056	4,193,150
3.00%, 12/01/29	1,316	1,360,619
3.00%, 01/01/30	1,583	1,637,250
3.00%, 02/01/30	5,051	5,218,458
3.00%, 03/01/30	43,385	44,824,020
3.00%, 04/01/30	20,191	20,859,390
3.00%, 05/01/30	12,505	12,919,463
3.00%, 06/01/30	3,700	3,823,507
3.00%, 07/01/30	14,743	15,231,944
3.00%, 08/01/30	368	379,887
3.00%, 09/01/30	10,365	10,708,395
3.00%, 10/01/30	1,213	1,252,899
3.00%, 03/01/31	15,318	15,822,371
3.00%, 05/01/31	10,870	11,228,258
3.00%, 07/01/31	2,866	2,959,928
3.00%, 09/01/31	6,024	6,222,330
3.00%, 01/01/32	27,848	28,763,299
3.00%, 02/01/32	7,078	7,319,856

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2017

Security	Principal (000s)	Value
3.00%, 03/01/32	$10,404	$10,760,344
3.00%, 07/01/32	3,649	3,774,534
3.00%, 09/01/32[a]	102,478	105,808,535
3.00%, 05/01/33	2,147	2,215,898
3.00%, 01/01/37	20,153	20,689,250
3.00%, 10/01/42	1,324	1,346,007
3.00%, 11/01/42	751	763,410
3.00%, 01/01/43	775	787,711
3.00%, 03/01/43	321	326,211
3.00%, 04/01/43	3,680	3,741,970
3.00%, 05/01/43	4,944	5,027,152
3.00%, 06/01/43	6,923	7,040,006
3.00%, 07/01/43	675	685,867
3.00%, 08/01/43	1,758	1,787,966
3.00%, 02/01/44	29,686	30,188,557
3.00%, 03/01/45	336	340,385
3.00%, 04/01/45	414	419,436
3.00%, 05/01/45	41	41,296
3.00%, 10/01/46	6,397	6,486,780
3.00%, 12/01/46	104,413	105,695,274
3.00%, 01/01/47	39,211	39,778,150
3.00%, 02/01/47	97,224	98,582,288
3.00%, 08/01/47	5,985	6,058,579
3.00%, 09/01/47[a]	714,572	722,722,587
3.50%, 01/01/27	1,080	1,128,751
3.50%, 04/01/27	3,901	4,081,458
3.50%, 11/01/28	323	337,893
3.50%, 01/01/29	770	805,661
3.50%, 12/01/29	2,733	2,854,508
3.50%, 11/01/30	1,409	1,473,086
3.50%, 03/01/31	6,864	7,183,391
3.50%, 06/01/31	21,108	22,192,983
3.50%, 08/01/31	516	540,220
3.50%, 01/01/32	13,163	13,841,560
3.50%, 03/01/32	9,999	10,451,597
3.50%, 04/01/32	4,830	5,066,883
3.50%, 05/01/32	7,721	8,081,167
3.50%, 06/01/32	2,032	2,134,551
3.50%, 07/01/32	3,754	3,942,053
3.50%, 09/01/32[a]	20,733	21,640,069
3.50%, 06/01/35	24,463	25,686,831
3.50%, 05/01/42	3,301	3,438,450
3.50%, 12/01/42	4,175	4,346,054

Security	Principal (000s)	Value
3.50%, 06/01/43	$16,368	$17,026,659
3.50%, 03/01/45	5,446	5,674,883
3.50%, 07/01/45	15,272	15,889,489
3.50%, 09/01/45	99,112	102,917,733
3.50%, 10/01/45	22,442	23,409,621
3.50%, 11/01/45	10,206	10,583,200
3.50%, 12/01/45	6,070	6,291,984
3.50%, 02/01/46	6,703	6,947,838
3.50%, 03/01/46	38,748	40,163,963
3.50%, 04/01/46	36,696	38,324,216
3.50%, 05/01/46	16,668	17,291,827
3.50%, 06/01/46	40,541	42,048,527
3.50%, 07/01/46	54,316	56,415,840
3.50%, 08/01/46	4,247	4,411,418
3.50%, 09/01/46	22,212	23,139,412
3.50%, 10/01/46	9,194	9,550,265
3.50%, 11/01/46	6,233	6,461,698
3.50%, 12/01/46	53,778	56,014,547
3.50%, 01/01/47	85,511	88,683,647
3.50%, 02/01/47	274,254	284,288,934
3.50%, 04/01/47	36,519	37,921,281
3.50%, 05/01/47	52,875	54,906,261
3.50%, 06/01/47	48,660	50,572,795
3.50%, 07/01/47	11,755	12,255,165
3.50%, 08/01/47	97,316	100,905,297
3.50%, 09/01/47[a]	57,023	59,081,174
4.00%, 03/01/24	1,745	1,821,568
4.00%, 07/01/25	475	498,421
4.00%, 10/01/25	4,301	4,521,174
4.00%, 11/01/25	2,058	2,155,293
4.00%, 03/01/26	1,203	1,266,682
4.00%, 06/01/26	8,309	8,753,467
4.00%, 07/01/26	366	386,254
4.00%, 09/01/26	3,066	3,227,354
4.00%, 03/01/27	3,020	3,183,153
4.00%, 02/01/29	1,164	1,222,739
4.00%, 12/01/30	2,426	2,588,531
4.00%, 01/01/31	1,518	1,619,257
4.00%, 02/01/31	1,179	1,257,530
4.00%, 10/01/31	3,497	3,730,458
4.00%, 02/01/32	7,976	8,509,774
4.00%, 04/01/32	53	56,447
4.00%, 06/01/32	54	57,376

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2017

Security	Principal (000s)	Value
4.00%, 07/01/32	$1,565	$1,664,384
4.00%, 09/01/32[a]	24,525	25,348,887
4.00%, 03/01/42	18,959	20,176,309
4.00%, 04/01/44	2,678	2,832,410
4.00%, 05/01/44	7,496	8,033,781
4.00%, 10/01/44	11,299	11,978,573
4.00%, 03/01/45	7,356	7,884,332
4.00%, 07/01/45	31,187	33,283,144
4.00%, 09/01/45	41,775	44,187,965
4.00%, 10/01/45	12,459	13,198,027
4.00%, 11/01/45	496	525,674
4.00%, 01/01/46	997	1,054,089
4.00%, 02/01/46	1,284	1,359,963
4.00%, 03/01/46	849	897,674
4.00%, 04/01/46	9,221	9,772,528
4.00%, 05/01/46	23,382	24,731,158
4.00%, 06/01/46	1,843	1,956,065
4.00%, 07/01/46	8,325	8,820,259
4.00%, 08/01/46	121,304	128,339,332
4.00%, 09/01/46	1,033	1,092,772
4.00%, 10/01/46	44,164	46,733,608
4.00%, 11/01/46	11,436	12,184,077
4.00%, 02/01/47	10,967	11,592,512
4.00%, 03/01/47	44,607	47,153,373
4.00%, 04/01/47	98,846	104,668,959
4.00%, 05/01/47	144,882	153,499,671
4.00%, 06/01/47	72,661	76,904,892
4.00%, 07/01/47	37,865	40,056,007
4.00%, 08/01/47	3,445	3,658,387
4.00%, 09/01/47	19,500	20,612,985
4.00%, 09/01/47[a]	1,454	1,535,941
4.50%, 09/01/18	166	166,668
4.50%, 04/01/19	277	281,643
4.50%, 11/01/22	713	731,720
4.50%, 06/01/23	326	338,513
4.50%, 03/01/24	195	200,700
4.50%, 10/01/24	1,748	1,849,997
4.50%, 02/01/25	2,002	2,120,958
4.50%, 04/01/25	2,284	2,421,771
4.50%, 06/01/25	2,162	2,291,259
4.50%, 01/01/27	2,177	2,278,369
4.50%, 08/01/31	4,978	5,374,228
4.50%, 09/01/32[a]	1,850	1,891,625

Security	Principal (000s)	Value
4.50%, 06/01/34	$367	$406,317
4.50%, 05/01/39	2,592	2,818,276
4.50%, 09/01/40	5,343	5,769,793
4.50%, 12/01/40	4,262	4,602,789
4.50%, 01/01/41	8,432	9,106,148
4.50%, 04/01/41	26,454	28,818,146
4.50%, 05/01/41	18,017	19,521,330
4.50%, 06/01/41	5,572	6,078,784
4.50%, 08/01/41	9,883	10,690,727
4.50%, 09/01/41	19,448	21,133,192
4.50%, 11/01/41	546	596,065
4.50%, 01/01/42	6,655	7,198,127
4.50%, 09/01/42	4,477	4,834,925
4.50%, 03/01/44	9,754	10,656,081
4.50%, 06/01/44	3,100	3,353,399
4.50%, 08/01/44	310	334,148
4.50%, 02/01/45	27,930	30,513,326
4.50%, 08/01/45	6,330	6,915,543
4.50%, 11/01/45	627	677,045
4.50%, 12/01/45	506	546,385
4.50%, 01/01/46	744	802,463
4.50%, 02/01/46	18,160	19,711,622
4.50%, 03/01/46	2,941	3,187,445
4.50%, 04/01/46	1,594	1,752,838
4.50%, 05/01/46	158	170,633
4.50%, 07/01/46	958	1,033,180
4.50%, 08/01/46	11,300	12,183,574
4.50%, 09/01/46	1,655	1,783,853
4.50%, 10/01/46	3,792	4,088,959
4.50%, 12/01/46	3,472	3,740,642
4.50%, 01/01/47	5,602	6,041,714
4.50%, 02/01/47	1,143	1,233,529
4.50%, 03/01/47	8,000	8,625,817
4.50%, 04/01/47	22,408	24,163,392
4.50%, 05/01/47	6,885	7,459,181
4.50%, 06/01/47	16,384	17,805,654
4.50%, 07/01/47	26,334	28,413,805
4.50%, 09/01/47[a]	2,650	2,850,820
5.00%, 08/01/20	130	130,830
5.00%, 07/01/23	2,388	2,533,148
5.00%, 12/01/23	1,003	1,055,131
5.00%, 05/01/25	266	272,861
5.00%, 09/01/32[a]	1,283	1,311,467

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2017

Security	Principal (000s)	Value
5.00%, 11/01/33	$4,488	$4,935,915
5.00%, 03/01/36	1,645	1,805,196
5.00%, 05/01/36	1,387	1,521,748
5.00%, 02/01/38	1,974	2,166,419
5.00%, 01/01/39	634	699,732
5.00%, 03/01/39	1,462	1,615,605
5.00%, 04/01/39	5,956	6,591,760
5.00%, 06/01/39	2,024	2,226,688
5.00%, 10/01/39	1,064	1,175,858
5.00%, 11/01/39	124	137,378
5.00%, 12/01/39	1,284	1,405,397
5.00%, 01/01/40	32	35,089
5.00%, 03/01/40	583	645,405
5.00%, 04/01/40	3,078	3,369,189
5.00%, 05/01/40	234	255,992
5.00%, 06/01/40	313	342,101
5.00%, 07/01/40	4,267	4,670,698
5.00%, 08/01/40	13,223	14,605,741
5.00%, 09/01/40	87	95,654
5.00%, 10/01/40	297	325,446
5.00%, 02/01/41	21	22,862
5.00%, 03/01/41	3,981	4,362,350
5.00%, 04/01/41	7,638	8,413,140
5.00%, 05/01/41	27,938	30,735,413
5.00%, 06/01/41	1,806	1,992,148
5.00%, 08/01/41	3,103	3,440,489
5.00%, 07/01/45	13,581	14,863,668
5.00%, 04/01/47	118	129,363
5.00%, 05/01/47	469	514,950
5.00%, 06/01/47	15,193	16,698,460
5.00%, 07/01/47	611	671,155
5.00%, 08/01/47	675	742,135
5.00%, 09/01/47[a]	40,712	44,483,981
5.50%, 12/01/19	499	507,840
5.50%, 03/01/28	941	1,045,821
5.50%, 05/01/33	1,694	1,889,201
5.50%, 11/01/33	3,439	3,834,605
5.50%, 09/01/34	2,490	2,773,639
5.50%, 09/01/35	612	681,533
5.50%, 04/01/36	4,345	4,838,208
5.50%, 05/01/36	894	995,962
5.50%, 09/01/36	6,790	7,570,491
5.50%, 08/01/37	5,680	6,324,431

Security	Principal (000s)	Value
5.50%, 03/01/38	$1,944	$2,160,750
5.50%, 07/01/38	1,741	1,934,644
5.50%, 11/01/38	1,948	2,164,502
5.50%, 07/01/40	4,685	5,209,412
5.50%, 09/01/40	12,447	13,841,862
5.50%, 05/01/44	19,898	22,047,327
5.50%, 09/01/47[a]	34,357	38,012,800
6.00%, 03/01/34	2,623	2,952,655
6.00%, 05/01/34	513	580,663
6.00%, 08/01/34	881	992,971
6.00%, 11/01/34	286	321,633
6.00%, 06/01/36	1,586	1,791,686
6.00%, 08/01/36	1,551	1,749,871
6.00%, 03/01/38	940	1,064,650
6.00%, 05/01/38	2,144	2,423,605
6.00%, 08/01/38	238	262,475
6.00%, 06/01/39	7,704	8,698,587
6.00%, 10/01/39	557	631,597
6.00%, 09/01/47[a]	2,896	3,250,311
6.50%, 08/01/36	62	71,399
6.50%, 09/01/36	475	543,060
6.50%, 10/01/36	69	78,822
6.50%, 12/01/36	57	64,843
6.50%, 07/01/37	119	136,315
6.50%, 08/01/37	3,867	4,451,995
6.50%, 10/01/37	213	243,814
6.50%, 11/01/37	33	37,104
6.50%, 12/01/37	162	186,082
6.50%, 06/01/38	48	53,030
6.50%, 10/01/39	3,645	4,177,714
6.50%, 05/01/40	2,525	2,912,809
7.00%, 04/01/37	1,301	1,518,441
FRN, (12 mo. LIBOR US + 1.530%)
1.87%, 04/01/43[b]	1,606	1,628,677
FRN, (12 mo. LIBOR US + 1.535%)
2.05%, 06/01/43[b]	5,332	5,312,973
FRN, (12 mo. LIBOR US + 1.695%)
2.46%, 08/01/42[b]	6,426	6,633,301
FRN, (12 mo. LIBOR US + 1.756%)
3.45%, 08/01/41[b]	452	475,649

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2017

Security	Principal (000s)	Value
FRN, (12 mo. LIBOR US + 1.805%)
3.44%, 02/01/42[b]	$3,443	$3,636,619
FRN, (12 mo. LIBOR US + 1.811%)
3.44%, 12/01/38[b]	569	595,332
FRN, (12 mo. LIBOR US + 1.815%)
3.21%, 10/01/41[b]	1,949	2,063,466
FRN, (12 mo. LIBOR US + 1.821%)
3.30%, 09/01/41[b]	223	232,523
Series CA0084
4.50%, 08/01/47	404	435,961
Government National Mortgage Association
2.50%, 09/01/47[a]	33,775	33,395,031
3.00%, 07/15/27	7,879	8,147,735
3.00%, 08/15/42	500	512,950
3.00%, 09/15/42	510	523,421
3.00%, 10/15/42	1,319	1,353,157
3.00%, 12/15/42	127	130,334
3.00%, 02/20/43	731	749,906
3.00%, 04/15/43	63	64,743
3.00%, 09/20/43	3,277	3,361,194
3.00%, 11/20/43	118	120,676
3.00%, 12/20/43	33	33,680
3.00%, 01/20/44	9,904	10,158,052
3.00%, 02/20/44	2,729	2,798,536
3.00%, 03/20/44	3,229	3,312,213
3.00%, 04/20/44	58	59,970
3.00%, 06/20/44	571	585,715
3.00%, 07/20/44	2,372	2,426,295
3.00%, 08/20/44	71,545	73,178,590
3.00%, 10/15/44	2,663	2,726,014
3.00%, 05/15/45	3,265	3,340,807
3.00%, 08/15/45	8,316	8,499,317
3.00%, 08/20/45	116,906	119,494,301
3.00%, 07/15/46	921	942,994
3.00%, 12/20/46	51,590	52,698,705
3.00%, 09/01/47[a]	595,126	607,394,677
3.50%, 08/15/24	1,222	1,278,283
3.50%, 06/20/32	1,013	1,061,191

Security	Principal (000s)	Value
3.50%, 01/15/41	$62	$65,209
3.50%, 09/15/41	649	681,579
3.50%, 12/15/41	6,424	6,741,896
3.50%, 02/15/42	213	222,947
3.50%, 03/15/42	153	160,464
3.50%, 04/15/42	1,343	1,408,530
3.50%, 05/15/42	1,554	1,629,924
3.50%, 07/15/42	654	685,122
3.50%, 09/15/42	3,027	3,174,527
3.50%, 10/15/42	2,879	3,019,834
3.50%, 11/15/42	2,265	2,375,957
3.50%, 01/15/43	346	362,706
3.50%, 02/15/43	287	300,523
3.50%, 03/15/43	1,612	1,694,577
3.50%, 05/15/43	2,431	2,551,505
3.50%, 06/15/43	838	878,636
3.50%, 02/20/44	769	803,622
3.50%, 09/15/44	718	752,995
3.50%, 10/20/45	954	995,801
3.50%, 10/20/46	64,764	67,646,021
3.50%, 11/20/46	119,031	124,328,867
3.50%, 12/20/46	80,686	84,277,181
3.50%, 01/20/47	102,708	107,279,126
3.50%, 02/20/47	229,576	239,637,005
3.50%, 04/20/47	99,559	103,949,703
3.50%, 08/20/47	21,262	22,287,031
3.50%, 09/01/47[a]	426,639	444,989,748
4.00%, 01/15/41	97	103,065
4.00%, 02/15/41	7,349	7,790,765
4.00%, 03/15/41	1,410	1,502,033
4.00%, 04/15/41	4,979	5,301,627
4.00%, 05/15/41	905	963,733
4.00%, 07/15/41	2,631	2,786,602
4.00%, 09/15/41	247	261,914
4.00%, 12/15/41	2,011	2,141,936
4.00%, 01/15/42	1,221	1,300,600
4.00%, 02/15/42	5,121	5,456,142
4.00%, 03/15/42	8,082	8,611,376
4.00%, 04/15/42	5,086	5,400,776
4.00%, 05/15/42	1,472	1,568,219
4.00%, 08/15/42	1,822	1,941,829
4.00%, 10/15/42	562	599,237
4.00%, 03/15/44	280	296,290

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2017

Security	Principal (000s)	Value
4.00%, 08/15/44	$75	$79,475
4.00%, 08/20/44	7,905	8,392,098
4.00%, 10/20/44	18,556	19,700,301
4.00%, 09/20/46	7,131	7,519,582
4.00%, 11/20/46	14,817	15,625,178
4.00%, 04/20/47	110,009	116,098,730
4.00%, 05/20/47	101,460	107,076,594
4.00%, 06/20/47	38,978	41,135,250
4.00%, 07/20/47	75,490	79,668,551
4.00%, 09/01/47[a]	81,092	85,462,839
4.50%, 04/15/39	662	712,883
4.50%, 08/15/39	4,380	4,713,264
4.50%, 11/20/39	1,588	1,696,833
4.50%, 01/20/40	1,741	1,861,123
4.50%, 06/15/40	8,374	9,000,641
4.50%, 07/15/40	4,409	4,738,960
4.50%, 08/15/40	13,956	14,999,421
4.50%, 08/20/40	2,846	3,044,030
4.50%, 10/20/40	7,209	7,710,684
4.50%, 04/20/41	14,556	15,673,016
4.50%, 06/20/41	9,324	9,972,869
4.50%, 09/20/41	4,594	4,913,638
4.50%, 11/20/41	4,511	4,825,273
4.50%, 11/20/45	12,764	13,668,810
4.50%, 02/15/46	133	144,671
4.50%, 09/20/46	1,598	1,706,579
4.50%, 10/20/46	7,619	8,130,018
4.50%, 11/20/46	2,320	2,475,675
4.50%, 06/20/47	26,748	28,513,561
4.50%, 08/20/47	25,429	27,207,911
4.50%, 09/01/47[a]	54,260	57,916,466
5.00%, 11/15/24	851	916,438
5.00%, 05/20/33	517	563,478
5.00%, 07/20/35	2,141	2,334,285
5.00%, 12/15/36	8,300	9,094,481
5.00%, 01/15/39	3,159	3,457,933
5.00%, 07/15/39	8,425	9,220,947
5.00%, 10/20/39	2,819	3,058,184
5.00%, 05/15/40	1,648	1,804,339
5.00%, 07/20/40	10,265	11,110,121
5.00%, 08/20/40	3,008	3,258,851
5.00%, 11/20/41	8,112	8,806,149
5.00%, 07/20/42	1,503	1,637,152

Security	Principal or Shares (000s)	Value
5.00%, 03/15/44	$7,170	$7,849,264
5.00%, 02/20/46	2,384	2,582,822
5.00%, 07/20/46	49	52,786
5.00%, 09/01/47[a]	8,300	8,871,922
5.50%, 11/20/34	2,520	2,793,513
5.50%, 03/15/36	1,846	2,062,907
5.50%, 03/20/36	531	589,288
5.50%, 07/20/36	678	751,712
5.50%, 06/20/38	2,939	3,255,415
5.50%, 10/15/38	1,791	1,995,251
5.50%, 03/20/39	1,872	2,072,309
5.50%, 12/15/39	498	555,259
5.50%, 01/15/40	4,408	4,918,879
5.50%, 07/20/40	4,182	4,627,398
6.00%, 03/15/37	3,800	4,315,005
6.00%, 09/20/38	4,631	5,217,076
6.00%, 12/15/38	1,672	1,901,237
6.00%, 11/15/39	675	765,195
6.00%, 07/20/45	520	587,273
6.00%, 01/20/46	932	1,051,646
6.00%, 09/01/47[a]	7,000	7,902,344
6.50%, 10/20/38	1,904	2,181,591

		10,853,503,970

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $10,799,123,064)		10,853,503,970

SHORT-TERM INVESTMENTS — 31.55%

MONEY MARKET FUNDS — 31.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d]	3,427,495	3,428,523,525
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[c,d]	100	100,000

		3,428,623,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,427,682,873)		3,428,623,525

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 131.44%
(Cost: $14,226,805,937)[e]	$14,282,127,495
Other Assets, Less Liabilities — (31.44)%	(3,416,486,257)

NET ASSETS — 100.00%	$10,865,641,238

FRN — Floating Rate Note

[a]	To-be-announced (TBA). See Note 1.
[b]	Floating rate security. Rate shown is the rate in effect as of period end.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $14,227,602,437. Net unrealized appreciation was $54,525,058, of which $72,416,520 represented gross unrealized appreciation on investments and $17,891,462 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	3,479,097	—	(51,602)[b]	3,427,495	$3,428,523,525	$37,742	$(322,021)	$20,934,196	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	—	100	100,000	—	—	400

					$3,428,623,525	$37,742	$(322,021)	$20,934,596

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government agency obligations	$—	$10,853,503,970	$—	$10,853,503,970
Money market funds	3,428,623,525	—	—	3,428,623,525

Total	$3,428,623,525	$10,853,503,970	$—	$14,282,127,495

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2017

	iShares Intermediate Government/Credit Bond ETF	iShares Government/ Credit Bond ETF	iShares Agency Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,938,472,091	$140,445,507	$478,164,097
Affiliated (Note 2)	45,514,070	1,228,631	443,012

Total cost of investments in securities	$1,983,986,161	$141,674,138	$478,607,109

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,951,514,199	$142,245,543	$481,769,462
Affiliated (Note 2)	45,554,442	1,230,131	443,012
Receivables:
Investment securities sold	28,779,155	2,337,767	191,668
Due from custodian (Note 4)	2,994,670	—	—
Dividends and interest	11,105,952	975,608	3,021,545

Total Assets	2,039,948,418	146,789,049	485,425,687

LIABILITIES
Payables:
Investment securities purchased	33,272,034	2,168,968	—
Collateral for securities on loan (Note 1)	16,721,678	544,908	—
Investment advisory fees (Note 2)	329,310	33,129	82,174

Total Liabilities	50,323,022	2,747,005	82,174

NET ASSETS	$1,989,625,396	$144,042,044	$485,343,513

Net assets consist of:
Paid-in capital	$1,971,587,664	$142,158,127	$480,147,172
Undistributed net investment income	3,753,935	377,541	712,984
Undistributed net realized gain (accumulated net realized loss)	1,201,317	(295,160)	877,992
Net unrealized appreciation	13,082,480	1,801,536	3,605,365

NET ASSETS	$1,989,625,396	$144,042,044	$485,343,513

Shares outstanding[b]	17,850,000	1,250,000	4,250,000

Net asset value per share	$111.46	$115.23	$114.20

[a]	Securities on loan with values of $16,226,905, $528,220 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2017

iShares MBS ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$10,799,123,064
Affiliated (Note 2)	3,427,682,873

Total cost of investments in securities	$14,226,805,937

Investments in securities, at fair value (Note 1):
Unaffiliated	$10,853,503,970
Affiliated (Note 2)	3,428,623,525
Receivables:
Investment securities sold	320,473,972
Dividends and interest	30,199,831
Capital shares sold	10,763,459

Total Assets	14,643,564,757

LIABILITIES
Payables:
Investment securities purchased	3,765,423,455
Due to broker for TBA collateral	11,937,000
Investment advisory fees (Note 2)	563,064

Total Liabilities	3,777,923,519

NET ASSETS	$10,865,641,238

Net assets consist of:
Paid-in capital	$10,883,444,280
Distributions in excess of net investment income	(14,390,620)
Accumulated net realized loss	(58,733,980)
Net unrealized appreciation	55,321,558

NET ASSETS	$10,865,641,238

Shares outstanding[a]	101,000,000

Net asset value per share	$107.58

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2017

	iShares Intermediate Government/Credit Bond ETF	iShares Government/ Credit Bond ETF	iShares Agency Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$27,308	$3,879	$13,825
Interest — unaffiliated	23,081,554	2,069,484	4,522,064
Interest — affiliated (Note 2)	46,115	2,692	—
Securities lending income — affiliated — net (Note 2)	30,834	1,971	199

Total investment income	23,185,811	2,078,026	4,536,088

EXPENSES
Investment advisory fees (Note 2)	2,243,420	173,455	524,226
Proxy fees	51,444	2,692	10,643

Total expenses	2,294,864	176,147	534,869

Net investment income	20,890,947	1,901,879	4,001,219

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	103,465	18,067	160,713
In-kind redemptions — unaffiliated	4,276,332	716,417	1,006,776
In-kind redemptions — affiliated (Note 2)	(3,837)	4,945	—

Net realized gain	4,375,960	739,429	1,167,489

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	18,184,174	2,605,436	4,324,253
Investments — affiliated (Note 2)	47,338	(2,700)	—

Net change in unrealized appreciation/depreciation	18,231,512	2,602,736	4,324,253

Net realized and unrealized gain	22,607,472	3,342,165	5,491,742

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,498,419	$5,244,044	$9,492,961

See notes to financial statements.

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2017

iShares MBS ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$20,934,596
Interest — unaffiliated	94,417,540

Total investment income	115,352,136

EXPENSES
Investment advisory fees (Note 2)	10,544,709
Proxy fees	227,255

Total expenses	10,771,964
Less investment advisory fees waived (Note 2)	(371,619)

Net expenses	10,400,345

Net investment income	104,951,791

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	32,486,236
Investments — affiliated (Note 2)	37,742

Net realized gain	32,523,978

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	79,968,500
Investments — affiliated (Note 2)	(322,021)

Net change in unrealized appreciation/depreciation	79,646,479

Net realized and unrealized gain	112,170,457

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$217,122,248

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Intermediate Government/Credit Bond ETF		iShares Government/ Credit Bond ETF
	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,890,947	$37,457,326	$1,901,879	$5,384,657
Net realized gain	4,375,960	2,501,822	739,429	3,273,606
Net change in unrealized appreciation/depreciation	18,231,512	(24,079,403)	2,602,736	(2,301,152)

Net increase in net assets resulting from operations	43,498,419	15,879,745	5,244,044	6,357,111

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,499,478)	(36,724,888)	(1,842,238)	(5,477,600)

Total distributions to shareholders	(20,499,478)	(36,724,888)	(1,842,238)	(5,477,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	315,388,629	624,370,745	73,597,642	17,533,571
Cost of shares redeemed	(671,086,545)	(283,416,567)	(85,780,392)	(218,269,611)

Net increase (decrease) in net assets from capital share transactions	(355,697,916)	340,954,178	(12,182,750)	(200,736,040)

INCREASE (DECREASE) IN NET ASSETS	(332,698,975)	320,109,035	(8,780,944)	(199,856,529)

NET ASSETS
Beginning of period	2,322,324,371	2,002,215,336	152,822,988	352,679,517

End of period	$1,989,625,396	$2,322,324,371	$144,042,044	$152,822,988

Undistributed net investment income included in net assets at end of period	$3,753,935	$3,362,466	$377,541	$317,900

SHARES ISSUED AND REDEEMED
Shares sold	2,850,000	5,600,000	650,000	150,000
Shares redeemed	(6,050,000)	(2,550,000)	(750,000)	(1,900,000)

Net increase (decrease) in shares outstanding	(3,200,000)	3,050,000	(100,000)	(1,750,000)

See notes to financial statements.

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Agency Bond ETF		iShares MBS ETF
	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,001,219	$8,070,041	$104,951,791	$134,818,999
Net realized gain (loss)	1,167,489	1,670,241	32,523,978	(21,690,512)
Net change in unrealized appreciation/depreciation	4,324,253	(9,157,874)	79,646,479	(121,927,158)

Net increase (decrease) in net assets resulting from operations	9,492,961	582,408	217,122,248	(8,798,671)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,997,617)	(8,052,541)	(128,320,144)	(155,307,584)
From net realized gain	—	(1,155,239)	—	(69,028,340)

Total distributions to shareholders	(3,997,617)	(9,207,780)	(128,320,144)	(224,335,924)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	33,949,699	188,977,467	1,294,132,225	3,324,786,380
Cost of shares redeemed	(170,536,995)	(143,023,358)	(747,945,468)	(573,147,493)

Net increase (decrease) in net assets from capital share transactions	(136,587,296)	45,954,109	546,186,757	2,751,638,887

INCREASE (DECREASE) IN NET ASSETS	(131,091,952)	37,328,737	634,988,861	2,518,504,292

NET ASSETS
Beginning of period	616,435,465	579,106,728	10,230,652,377	7,712,148,085

End of period	$485,343,513	$616,435,465	$10,865,641,238	$10,230,652,377

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$712,984	$709,382	$(14,390,620)	$8,977,733

SHARES ISSUED AND REDEEMED
Shares sold	300,000	1,650,000	12,100,000	30,700,000
Shares redeemed	(1,500,000)	(1,250,000)	(7,000,000)	(5,300,000)

Net increase (decrease) in shares outstanding	(1,200,000)	400,000	5,100,000	25,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	101

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$110.32	$111.23	$111.39	$110.48	$112.27	$111.59

Income from investment operations:
Net investment income[a]	1.04	1.97	1.94	1.91	1.95	2.30
Net realized and unrealized gain (loss)[b]	1.13	(0.94)	(0.18)	0.90	(1.81)	0.72

Total from investment operations	2.17	1.03	1.76	2.81	0.14	3.02

Less distributions from:
Net investment income	(1.03)	(1.94)	(1.92)	(1.90)	(1.93)	(2.34)

Total distributions	(1.03)	(1.94)	(1.92)	(1.90)	(1.93)	(2.34)

Net asset value, end of period	$111.46	$110.32	$111.23	$111.39	$110.48	$112.27

Total return	1.97%[c]	0.94%	1.62%	2.56%	0.14%	2.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,989,625	$2,322,324	$2,002,215	$1,654,167	$1,270,531	$1,111,511
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.86%	1.77%	1.75%	1.72%	1.77%	2.05%
Portfolio turnover rate[e]	12%[c]	20%	20%	22%	30%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$113.20	$113.77	$115.05	$111.80	$114.75	$113.91

Income from investment operations:
Net investment income[a]	1.26	2.37	2.31	2.32	2.53	2.83
Net realized and unrealized gain (loss)[b]	2.01	(0.57)	(1.30)	3.28	(2.89)	0.87

Total from investment operations	3.27	1.80	1.01	5.60	(0.36)	3.70

Less distributions from:
Net investment income	(1.24)	(2.37)	(2.29)	(2.35)	(2.59)	(2.86)

Total distributions	(1.24)	(2.37)	(2.29)	(2.35)	(2.59)	(2.86)

Net asset value, end of period	$115.23	$113.20	$113.77	$115.05	$111.80	$114.75

Total return	2.92%[c]	1.57%	0.93%	5.05%	(0.29)%	3.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$144,042	$152,823	$352,680	$241,609	$145,342	$189,338
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.19%	2.06%	2.04%	2.05%	2.26%	2.47%
Portfolio turnover rate[e]	8%[c]	14%	15%	15%	34%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$113.11	$114.67	$113.83	$111.90	$113.40	$112.80

Income from investment operations:
Net investment income[a]	0.87	1.50	1.51	1.50	1.36	1.32
Net realized and unrealized gain (loss)[b]	1.08	(1.34)	0.79	1.94	(1.52)	0.64

Total from investment operations	1.95	0.16	2.30	3.44	(0.16)	1.96

Less distributions from:
Net investment income	(0.86)	(1.51)	(1.46)	(1.51)	(1.34)	(1.36)
Net realized gain	—	(0.21)	—	—	—	—

Total distributions	(0.86)	(1.72)	(1.46)	(1.51)	(1.34)	(1.36)

Net asset value, end of period	$114.20	$113.11	$114.67	$113.83	$111.90	$113.40

Total return	1.73%[c]	0.14%	2.05%	3.08%	(0.12)%	1.75%

Ratios/Supplemental data:
Net assets, end of period (000s)	$485,344	$616,435	$579,107	$455,334	$380,476	$425,242
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.53%	1.31%	1.33%	1.33%	1.22%	1.16%
Portfolio turnover rate[e]	45%[c]	71%	96%	68%	106%	75%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MBS ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$106.68	$109.39	$109.92	$106.71	$108.05	$108.12

Income from investment operations:
Net investment income[a]	1.07	1.65	1.45	1.42	1.46	1.46
Net realized and unrealized gain (loss)[b]	1.15	(1.61)	0.98	3.61	(1.41)	0.48

Total from investment operations	2.22	0.04	2.43	5.03	0.05	1.94

Less distributions from:
Net investment income	(1.32)	(1.90)	(1.57)	(0.85)	(1.39)	(1.63)
Net realized gain	—	(0.85)	(1.39)	(0.97)	—	(0.38)

Total distributions	(1.32)	(2.75)	(2.96)	(1.82)	(1.39)	(2.01)

Net asset value, end of period	$107.58	$106.68	$109.39	$109.92	$106.71	$108.05

Total return	2.10%[c]	0.03%	2.27%	4.75%	0.06%	1.80%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,865,641	$10,230,652	$7,712,148	$6,870,259	$5,570,279	$6,310,006
Ratio of expenses to average net assets[d]	0.20%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees	0.20%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	1.99%	1.52%	1.32%	1.31%	1.38%	1.35%
Portfolio turnover rate[e,f]	382%[c]	748%	920%	936%	560%	581%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Intermediate Government/Credit Bond	Diversified
Government/Credit Bond	Diversified
Agency Bond	Diversified
MBS	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods,

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is

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required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

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The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Government/Credit Bond
Barclays Capital Inc.	$3,135,411	$3,135,411	$—
Citigroup Global Markets Inc.	6,429,117	6,429,117	—
Credit Suisse Securities (USA) LLC	105,029	105,029	—
Goldman Sachs & Co.	765,019	765,019	—
Jefferies LLC	50,063	50,063	—
JPMorgan Securities LLC	438,260	438,260	—
Morgan Stanley & Co. LLC	1,207,888	1,207,888	—
RBC Capital Markets LLC	1,285,388	1,285,388	—
Wells Fargo Securities LLC	2,810,730	2,810,730	—

	$16,226,905	$16,226,905	$—

Government/Credit Bond
Barclays Capital Inc.	94,577	94,577	—
Citigroup Global Markets Inc.	175,302	175,302	—
Credit Suisse Securities (USA) LLC	42,012	42,012	—
Goldman Sachs & Co.	26,431	26,431	—
HSBC Securities (USA) Inc.	29,866	29,866	—
JPMorgan Securities LLC	60,107	60,107	—
Wells Fargo Securities LLC	99,925	99,925	—

	$528,220	$528,220	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

Effective July 13, 2017, for its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.0900%	First $121 billion
0.0855[a]	Over $121 billion, up to and including $181 billion
0.0813[a]	Over $181 billion, up to and including $231 billion
0.0772[a]	Over $231 billion, up to and including $281 billion
0.0734[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 13, 2017, for its investment advisory services to the iShares MBS ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.2500%	First $121 billion
0.2375[a]	Over $121 billion, up to and including $181 billion
0.2257[a]	Over $181 billion, up to and including $231 billion
0.2144[a]	Over $231 billion, up to and including $281 billion
0.2037[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

In addition, the iShares MBS ETF may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. Effective July 13, 2017, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2023 in order to limit total annual operating expenses to 0.09% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$10,127
Government/Credit Bond	666
Agency Bond	85

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Intermediate Government/Credit Bond	$48,137	$—
Agency Bond	31,145,079	26,509,482

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$198,831,216	$205,663,195	$54,571,946	$44,673,136
Government/Credit Bond	14,471,722	8,525,505	6,434,063	5,308,192
Agency Bond	225,619,661	232,870,899	17,784,000	—
MBS	39,498,028,127	39,510,293,712	—	—

In-kind transactions (see Note 4) for the six months ended August 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$292,803,006	$662,715,737
Government/Credit Bond	66,398,175	83,792,746
Agency Bond	23,954,211	169,718,555
MBS	544,048,537	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors,

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on its investment performance.

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CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2017, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
Intermediate Government/Credit Bond	$2,995,722	$18,519	$3,014,241
Government/Credit Bond	971,480	63,109	1,034,589

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds

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Notes to Financial Statements (Unaudited) (Continued)

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(collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

116	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

I. iShares Intermediate Government/Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

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Board Review and Approval of Investment Advisory

Contract (Continued)

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The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively

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low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to

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Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Government/Credit Bond ETF (the “Fund”)]

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed

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BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

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securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Agency Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds

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sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Peer Group for the Fund contained only one comparison fund identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment

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iSHARES® TRUST

exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares MBS ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the

126	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Peer Group for the Fund contained only three comparison funds identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	127

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregate basis with the assets of certain other iShares funds, increase. During the June 19-21, 2017 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund at each breakpoint tier. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the

128	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	129

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate Government/Credit Bond	$1.026795	$—	$—	$1.026795	100%	—%	—%	100%
Agency Bond	0.861069	—	—	0.861069	100	—	—	100
MBS	1.161870	—	0.157851	1.319721	88	—	12	100

130	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-205-0817

AUGUST 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Fund Performance Overview

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

Performance as of August 31, 2017

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 2.61%, net of fees, while the total return for the Index was 2.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.05%	7.54%	7.35%	7.05%	7.54%	7.35%
5 Years	4.98%	4.93%	5.45%	27.53%	27.23%	30.36%
10 Years	6.12%	5.98%	6.66%	81.12%	78.74%	90.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,026.10	$2.55	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 8/31/17

Sector	Percentage of Total Investments[1]

Communications	25.27%
Consumer Non-Cyclical	17.13
Consumer Cyclical	12.66
Energy	12.35
Financial	9.09
Industrial	8.08
Technology	6.20
Basic Materials	5.77
Utilities	3.13
Diversified	0.32

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Baa	0.52%
Ba	43.68
B	42.26
Caa	12.26
Ca	0.47
Not Rated	0.81

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

Performance as of August 31, 2017

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 4.19%, net of fees, while the total return for the Index was 4.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.45%	1.40%	1.60%	1.45%	1.40%	1.60%
5 Years	3.78%	3.65%	4.00%	20.40%	19.65%	21.65%
10 Years	5.99%	5.87%	6.37%	78.89%	76.85%	85.36%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.90	$0.77	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 8/31/17

Sector	Percentage of Total Investments[1]

Financial	32.78%
Consumer Non-Cyclical	18.89
Communications	13.12
Technology	10.01
Energy	9.81
Consumer Cyclical	6.69
Industrial	4.41
Basic Materials	2.27
Utilities	1.98
U.S. Government Obligations	0.04

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	3.43%
Aa	8.81
A	40.56
Baa	44.23
Ba	2.59
Not Rated	0.38

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2017 and held through August 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.62%

ADVERTISING — 0.40%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	$10,199	$10,549,590
5.38%, 01/15/24 (Call 01/15/19)[a]	9,344	9,799,520
5.75%, 02/01/26 (Call 02/01/21)[a]	10,568	11,392,304
5.88%, 02/01/22 (Call 10/02/17)[a]	8,396	8,637,385
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 10/02/17)[a]	12,010	12,417,839
5.63%, 02/15/24 (Call 02/15/19)	9,959	10,353,804
5.88%, 03/15/25 (Call 09/15/19)[a]	10,257	10,665,998

		73,816,440
AEROSPACE & DEFENSE — 1.26%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	26,225	27,798,500
5.40%, 04/15/21 (Call 01/15/21)	27,198	29,169,855
5.72%, 02/23/19	5,219	5,455,682
5.87%, 02/23/22[a]	13,211	14,421,221
6.15%, 08/15/20[a]	21,272	23,318,154
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	22,202	23,228,842
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	6,975	7,410,938
TransDigm Inc.
5.50%, 10/15/20 (Call 10/02/17)[a]	9,932	10,068,565
6.00%, 07/15/22 (Call 10/02/17)[a]	23,771	24,632,699
6.38%, 06/15/26 (Call 06/15/21)[a]	19,936	20,494,541
6.50%, 07/15/24 (Call 07/15/19)[a]	24,647	25,602,071

Security	Principal (000s)	Value
6.50%, 05/15/25 (Call 05/15/20)[a]	$15,915	$16,392,450
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/20)[b]	1,821	1,873,809

		229,867,327
AIRLINES — 0.20%
Air Canada
7.75%, 04/15/21[a,b]	8,312	9,496,460
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	8,413	8,646,987
5.50%, 10/01/19[b]	13,491	14,079,124
6.13%, 06/01/18[a]	4,703	4,815,872

		37,038,443
APPAREL — 0.20%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,b]	16,789	17,425,583
4.88%, 05/15/26 (Call 02/15/26)[a,b]	17,926	18,643,040

		36,068,623
AUTO MANUFACTURERS — 0.81%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[a]	29,268	30,497,256
5.25%, 04/15/23[a]	29,222	30,975,320
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	7,750	7,803,281
4.13%, 12/15/18[b]	10,637	10,802,164
4.25%, 11/15/19[a,b]	8,815	9,045,632
5.63%, 02/01/23 (Call 02/01/18)[a,b]	8,392	8,702,809
Navistar International Corp.
8.25%, 11/01/21 (Call 10/02/17)	27,902	28,146,143
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[a,b]	23,025	22,707,255

		148,679,860
AUTO PARTS & EQUIPMENT — 1.16%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a,b]	18,400	18,893,223

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 10/02/17)[a]	$7,172	$7,371,919
6.25%, 04/01/25 (Call 04/01/20)[a,b]	15,295	15,218,525
6.50%, 04/01/27 (Call 04/01/22)[a,b]	10,840	10,677,400
6.63%, 10/15/22 (Call 10/15/17)[a]	10,834	11,193,441
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[a,b]	7,231	7,526,814
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[a]	6,800	7,072,850
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)[a]	15,121	15,387,193
5.00%, 05/31/26 (Call 05/31/21)[a]	18,919	19,639,377
5.13%, 11/15/23 (Call 11/15/18)[a]	21,360	22,258,899
Schaeffler Finance BV
4.75%, 05/15/23 (Call 05/15/18)[a,b]	3,475	3,596,625
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	20,418	20,958,614
4.50%, 04/29/22[b]	19,951	20,946,325
4.75%, 04/29/25[b]	30,141	31,597,814

		212,339,019
BANKS — 1.70%
BPCE SA
VRN, (3 mo. LIBOR US + 12.980%)
12.50%, 08/29/49 (Call 09/30/19)[a,b,c,d]	9,300	11,175,500
CIT Group Inc.
3.88%, 02/19/19	17,502	17,877,043
5.00%, 08/15/22	26,739	28,924,913
5.00%, 08/01/23[a]	16,730	18,152,050

Security	Principal (000s)	Value
5.38%, 05/15/20	$16,718	$17,982,299
5.50%, 02/15/19[b]	12,530	13,084,062
Fifth Third Bancorp.
VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)[a,c,d]	11,026	11,177,608
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	46,270	49,048,264
6.00%, 12/19/23[a]	41,899	46,351,050
6.10%, 06/10/23[a]	21,087	23,313,751
6.13%, 12/15/22[a]	46,475	51,182,987
UniCredit SpA
VRN, (5 year USD ICE Swap + 3.703%)
5.86%, 06/19/32 (Call 06/19/27)[b,d]	21,300	22,371,424

		310,640,951
BEVERAGES — 0.15%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 10/02/17)[a]	10,380	10,775,017
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[a,b]	16,670	17,456,491

		28,231,508
BIOTECHNOLOGY — 0.03%
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[b]	12,551	1,982,478
9.50%, 10/21/22 (Call 12/15/18)[b]	15,445	2,718,774

		4,701,252
BUILDING MATERIALS — 0.50%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a,b]	14,828	15,467,458
Standard Industries Inc./NJ
5.00%, 02/15/27 (Call 02/15/22)[b]	8,565	8,766,039
5.13%, 02/15/21 (Call 02/15/18)[a,b]	9,838	10,166,679

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.38%, 11/15/24 (Call 11/15/19)[b]	$21,593	$22,607,100
5.50%, 02/15/23 (Call 02/15/19)[a,b]	9,805	10,282,994
6.00%, 10/15/25 (Call 10/15/20)[a,b]	23,074	24,799,305

		92,089,575
CHEMICALS — 1.97%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)[a]	22,972	23,977,025
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	14,110	17,061,342
10.00%, 10/15/25 (Call 10/15/20)[a]	9,920	12,218,960
CF Industries Inc.
3.45%, 06/01/23[a]	17,378	16,872,458
7.13%, 05/01/20	14,302	15,773,915
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)[a]	11,880	12,378,713
6.63%, 05/15/23 (Call 05/15/18)[a]	23,070	24,524,693
7.00%, 05/15/25 (Call 05/15/20)[a]	13,750	15,147,917
Hexion Inc.
6.63%, 04/15/20 (Call 10/02/17)[a]	32,223	29,230,289
10.38%, 02/01/22 (Call 02/01/19)[a,b]	11,530	11,256,163
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 10/02/17)	10,502	6,821,924
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	13,371	14,086,349
5.13%, 11/15/22 (Call 08/15/22)	5,981	6,318,927
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a,b]	21,160	21,237,234

Security	Principal (000s)	Value
5.00%, 05/01/25 (Call 01/31/25)[a,b]	$10,371	$10,360,917
5.25%, 08/01/23 (Call 08/01/18)[a,b]	9,947	10,282,711
5.25%, 06/01/27 (Call 03/03/27)[a,b]	22,325	22,269,187
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)[a]	11,151	11,541,285
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	21,285	22,019,545
10.38%, 05/01/21 (Call 05/01/18)[b]	10,608	11,629,020
Tronox Finance LLC
6.38%, 08/15/20 (Call 09/25/17)	18,512	18,813,399
7.50%, 03/15/22 (Call 03/15/18)[a,b]	13,584	14,251,880
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	12,294	13,314,841

		361,388,694
COAL — 0.40%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 10/02/17)[a]	34,300	34,181,236
8.00%, 04/01/23 (Call 04/01/18)[a]	8,930	9,394,360
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a,b]	20,105	11,634,573
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[b]	8,240	8,409,091
6.38%, 03/31/25 (Call 03/31/20)[a,b]	9,249	9,433,980

		73,053,240
COMMERCIAL SERVICES — 3.59%
ADT Corp. (The)
3.50%, 07/15/22	21,568	21,377,908
4.13%, 06/15/23	15,503	15,677,409
6.25%, 10/15/21	20,266	22,137,790

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
APX Group Inc.
6.38%, 12/01/19 (Call 10/02/17)[a]	$4,755	$4,849,387
7.63%, 09/01/23 (Call 09/01/19)[b]	2,631	2,666,080
7.88%, 12/01/22 (Call 12/01/18)	16,912	18,328,380
8.75%, 12/01/20 (Call 10/02/17)[a]	19,031	19,601,930
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)[b]	2,705	2,773,518
4.38%, 08/15/27 (Call 08/15/22)[b]	8,900	9,073,620
5.63%, 10/01/24 (Call 10/01/19)[a,b]	10,330	11,065,769
6.50%, 07/15/22 (Call 09/10/17)[b]	17,795	18,381,240
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 10/02/17)[a,b]	8,799	8,799,423
5.50%, 04/01/23 (Call 04/01/18)[a]	12,897	12,950,324
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)[a,b]	12,950	13,176,625
5.00%, 10/15/24 (Call 07/15/24)[a]	8,231	8,766,015
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 10/02/17)[b]	18,780	15,117,900
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a,b]	12,508	13,667,492
7.75%, 06/01/24 (Call 06/01/19)[a,b]	11,162	12,235,413
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a,b]	16,065	13,638,038
5.88%, 10/15/20 (Call 10/02/17)[a]	15,022	14,385,606
6.25%, 10/15/22 (Call 10/15/17)[a]	8,476	7,909,168

Security	Principal (000s)	Value
6.75%, 04/15/19 (Call 10/02/17)[a]	$7,858	$7,828,533
7.38%, 01/15/21 (Call 10/02/17)[a]	10,198	10,019,535
7.63%, 06/01/22 (Call 06/01/19)[a,b]	24,832	25,009,775
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	22,312	23,412,539
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a,b]	12,290	12,689,425
5.50%, 10/01/21 (Call 10/02/17)[a,b]	11,051	11,366,743
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/02/17)	14,509	14,692,378
5.00%, 04/15/22 (Call 10/02/17)[a,b]	47,714	49,318,383
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a,b]	68,334	75,300,651
RR Donnelley & Sons Co.
6.00%, 04/01/24[a]	5,635	5,332,119
7.88%, 03/15/21	9,474	10,049,545
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 10/02/17)[a]	8,024	8,237,137
5.38%, 05/15/24 (Call 05/15/19)[a]	15,565	16,557,269
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	13,603	13,940,807
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[a]	20,802	21,677,417

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.88%, 01/15/28 (Call 01/15/23)	$1,580	$1,599,276
5.50%, 07/15/25 (Call 07/15/20)[a]	14,284	15,239,242
5.50%, 05/15/27 (Call 05/15/22)	23,162	24,551,720
5.75%, 11/15/24 (Call 05/15/19)[a]	17,678	18,842,777
5.88%, 09/15/26 (Call 09/15/21)[a]	19,754	21,514,081
7.63%, 04/15/22 (Call 10/02/17)[a]	3,102	3,232,786

		656,991,173
COMPUTERS — 1.77%
Dell Inc.
4.63%, 04/01/21[a]	7,911	8,185,907
5.88%, 06/15/19	10,032	10,552,410
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	33,560	35,078,590
7.13%, 06/15/24 (Call 06/15/19)[a,b]	34,477	38,212,200
EMC Corp.
2.65%, 06/01/20	42,748	42,160,215
3.38%, 06/01/23 (Call 03/01/23)	20,697	19,972,605
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[b]	20,875	20,406,095
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 10/02/17)[b]	15,728	15,950,237
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[a]	7,323	7,686,862
NCR Corp.
4.63%, 02/15/21 (Call 10/02/17)[a]	7,703	7,824,047
5.00%, 07/15/22 (Call 10/02/17)[a]	10,603	10,841,568
5.88%, 12/15/21 (Call 12/15/17)	6,710	6,954,915

Security	Principal (000s)	Value
6.38%, 12/15/23 (Call 12/15/18)[a]	$12,345	$13,178,288
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	73,387	87,147,062

		324,151,001
COSMETICS & PERSONAL CARE — 0.37%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	10,988	11,470,099
Avon Products Inc.
6.60%, 03/15/20[a]	6,543	6,600,251
7.00%, 03/15/23[a]	11,549	10,264,174
Edgewell Personal Care Co.
4.70%, 05/19/21	10,024	10,647,994
4.70%, 05/24/22[a]	8,340	8,946,457
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 10/02/17)[b]	11,292	11,419,035
5.00%, 07/01/25 (Call 07/01/20)[b]	8,790	8,930,640

		68,278,650
DISTRIBUTION & WHOLESALE — 0.25%
HD Supply Inc.
5.25%, 12/15/21 (Call 09/01/17)[b]	23,131	24,287,550
5.75%, 04/15/24 (Call 04/15/19)[a,b]	20,547	22,036,658

		46,324,208
DIVERSIFIED FINANCIAL SERVICES — 4.46%
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)[a]	9,675	9,920,685
4.63%, 12/15/18[a]	7,341	7,544,957
5.00%, 04/01/23[a]	12,238	13,028,031
5.13%, 03/15/21	12,463	13,224,133
5.50%, 02/15/22	10,582	11,484,410
6.25%, 12/01/19[a]	8,610	9,271,296
Ally Financial Inc.
3.25%, 11/05/18	12,406	12,475,784
3.50%, 01/27/19[a]	12,859	12,997,637
3.60%, 05/21/18[a]	4,780	4,815,253

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.75%, 11/18/19[a]	$14,871	$15,205,598
4.13%, 03/30/20[a]	14,523	14,940,536
4.13%, 02/13/22[a]	12,161	12,480,226
4.25%, 04/15/21[a]	12,252	12,629,132
4.63%, 05/19/22[a]	6,818	7,103,504
4.63%, 03/30/25[a]	10,796	11,249,432
4.75%, 09/10/18	12,175	12,443,231
5.13%, 09/30/24[a]	15,638	16,793,257
5.75%, 11/20/25 (Call 10/20/25)[a]	21,958	23,607,595
7.50%, 09/15/20[a]	10,505	11,837,822
8.00%, 12/31/18	7,950	8,512,179
8.00%, 03/15/20[a]	20,728	23,364,342
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 10/02/17)[a]	23,771	23,957,348
5.88%, 02/01/22 (Call 10/02/17)[a]	28,094	28,761,232
6.00%, 08/01/20 (Call 10/02/17)[a]	34,792	35,806,768
6.25%, 02/01/22 (Call 02/01/19)[a]	15,363	15,843,094
6.75%, 02/01/24 (Call 02/01/20)[a]	11,259	11,831,070
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[b]	14,460	13,798,455
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 10/02/17)[b]	7,705	7,721,052
7.25%, 08/15/24 (Call 08/15/20)[b]	8,255	8,262,585
7.38%, 04/01/20 (Call 10/02/17)[b]	11,700	12,036,375
7.50%, 04/15/21 (Call 10/15/17)[a,b]	7,275	7,496,281
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 10/02/17)	5,313	5,316,605
6.50%, 07/01/21 (Call 10/02/17)[a]	10,089	10,261,648

Security	Principal (000s)	Value
7.88%, 10/01/20 (Call 10/02/17)	$6,340	$6,466,800
Navient Corp.
4.88%, 06/17/19[a]	17,574	18,119,527
5.00%, 10/26/20	8,552	8,779,483
5.50%, 01/15/19[a]	21,439	22,176,770
5.50%, 01/25/23[a]	18,863	19,051,630
5.88%, 03/25/21[a]	11,039	11,563,353
5.88%, 10/25/24[a]	11,385	11,446,669
6.13%, 03/25/24[a]	17,738	18,065,463
6.50%, 06/15/22	14,785	15,616,656
6.63%, 07/26/21[a]	13,558	14,426,559
6.75%, 06/25/25[a]	10,335	10,642,466
7.25%, 01/25/22[a]	16,714	18,181,698
7.25%, 09/25/23[a]	11,303	12,229,442
8.00%, 03/25/20[a]	29,851	32,998,788
8.45%, 06/15/18[a]	21,072	22,099,260
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 10/02/17)[b]	12,446	12,982,734
7.25%, 12/15/21 (Call 12/15/17)[a,b]	14,234	14,927,908
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	24,563	25,664,498
Springleaf Finance Corp.
5.25%, 12/15/19	14,278	14,815,210
6.13%, 05/15/22	19,894	20,896,990
6.90%, 12/15/17[a]	527	532,308
7.75%, 10/01/21[a]	14,140	15,889,825
8.25%, 12/15/20[a]	19,836	22,340,295

		815,935,885
ELECTRIC — 2.64%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	14,792	15,114,909
5.13%, 09/01/27 (Call 09/01/22)	6,755	6,875,374
5.50%, 03/15/24 (Call 03/15/19)	15,774	16,424,678
5.50%, 04/15/25 (Call 04/15/20)[a]	12,124	12,616,538

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.00%, 05/15/26 (Call 05/15/21)[a]	$10,439	$11,159,943
7.38%, 07/01/21 (Call 06/01/21)	16,833	19,055,483
8.00%, 06/01/20	3,083	3,557,011
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a,b]	12,483	12,264,548
5.38%, 01/15/23 (Call 10/15/18)[a]	25,832	24,508,110
5.50%, 02/01/24 (Call 02/01/19)[a]	13,540	12,545,656
5.75%, 01/15/25 (Call 10/15/19)[a]	32,632	30,021,440
5.88%, 01/15/24 (Call 11/01/18)[b]	8,026	8,236,683
6.00%, 01/15/22 (Call 10/02/17)[b]	15,455	15,936,358
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[a]	13,398	14,546,400
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)[a]	9,531	9,411,863
7.38%, 11/01/22 (Call 11/01/18)[a]	35,924	37,226,245
7.63%, 11/01/24 (Call 11/01/19)[a]	25,620	26,420,625
8.00%, 01/15/25 (Call 01/15/20)[a,b]	15,169	15,685,504
8.13%, 01/30/26 (Call 07/30/20)[b]	16,800	17,346,000
Enel SpA
VRN, (5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[a,b,d]	25,682	30,828,490
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	7,000	7,100,100
3.70%, 09/01/24 (Call 07/01/24)[b]	1,840	1,856,192

Security	Principal (000s)	Value
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[a]	$19,802	$20,767,347
6.25%, 05/01/24 (Call 05/01/19)[a]	14,465	14,968,262
6.63%, 03/15/23 (Call 10/02/17)[a]	16,011	16,571,385
6.63%, 01/15/27 (Call 07/15/21)[a]	26,109	27,415,053
7.25%, 05/15/26 (Call 05/15/21)[a]	20,644	22,192,300
7.88%, 05/15/21 (Call 10/02/17)[a]	473	488,373
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	15,753	12,792,748
4.63%, 07/15/19 (Call 04/15/19)[b]	1,226	1,204,545
6.50%, 05/01/18[a]	1,975	2,000,746
6.50%, 06/01/25 (Call 06/01/20)[a]	10,670	7,807,287
9.50%, 07/15/22 (Call 07/15/20)[b]	8,560	7,694,829

		482,641,025
ELECTRONICS — 0.06%
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)[a]	11,043	11,263,860

		11,263,860
ENERGY – ALTERNATE SOURCES — 0.11%
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[b,e]	19,199	20,110,953

		20,110,953
ENGINEERING & CONSTRUCTION — 0.30%
AECOM
5.13%, 03/15/27 (Call 12/15/26)[a]	20,510	20,868,925
5.75%, 10/15/22 (Call 10/15/17)	14,730	15,382,245
5.88%, 10/15/24 (Call 07/15/24)	16,390	17,936,806

		54,187,976

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
ENTERTAINMENT — 1.99%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[a]	$12,174	$11,575,444
5.88%, 11/15/26 (Call 11/15/21)[a]	11,910	11,149,249
6.13%, 05/15/27 (Call 05/15/22)[a]	10,653	10,013,820
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[a]	15,327	15,327,000
5.13%, 12/15/22 (Call 12/15/17)[a]	6,777	6,946,425
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	9,346	9,497,872
4.38%, 04/15/21	8,699	9,046,960
4.88%, 11/01/20 (Call 08/01/20)	21,801	23,006,111
5.38%, 11/01/23 (Call 08/01/23)	11,320	12,265,810
5.38%, 04/15/26[a]	20,176	21,890,960
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	12,355	13,065,567
6.25%, 02/15/22 (Call 08/15/21)[b]	32,553	35,861,199
6.50%, 02/15/25 (Call 08/15/24)[a,b]	23,003	25,792,114
Regal Entertainment Group
5.75%, 03/15/22 (Call 10/02/17)[a]	16,597	17,219,387
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	43,774	46,625,876
10.00%, 12/01/22 (Call 12/01/18)[a]	47,852	53,235,350
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[b]	19,882	19,969,481

Security	Principal (000s)	Value
5.50%, 04/15/27 (Call 04/15/22)[b]	$10,595	$10,820,144
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 10/02/17)[a,b]	11,241	11,810,076

		365,118,845
ENVIRONMENTAL CONTROL — 0.27%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 10/02/17)	15,779	16,019,630
5.25%, 08/01/20 (Call 10/02/17)[a]	11,743	11,927,365
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[a]	6,657	6,636,197
5.88%, 07/01/25 (Call 07/01/20)	9,098	9,002,756
6.38%, 10/01/22 (Call 10/02/17)[a]	6,322	6,490,915

		50,076,863
FOOD — 1.20%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	25,609	23,144,134
6.63%, 06/15/24 (Call 06/15/19)[a]	24,826	23,627,669
B&G Foods Inc.
4.63%, 06/01/21 (Call 10/02/17)	8,065	8,192,276
5.25%, 04/01/25 (Call 04/01/20)[a]	9,270	9,495,430
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a,b]	18,161	18,773,934
4.88%, 11/01/26 (Call 11/01/21)[a,b]	15,961	16,538,322
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a,b]	34,705	34,705,000
5.50%, 03/01/25 (Call 03/01/20)[a,b]	20,674	21,401,896

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.75%, 03/01/27 (Call 03/01/22)[a,b]	$25,565	$26,573,028
6.00%, 12/15/22 (Call 06/15/18)[b]	12,873	13,532,741
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 10/02/17)	6,929	7,127,246
6.00%, 02/15/24 (Call 02/15/19)[a,b]	15,374	16,280,425

		219,392,101
FOOD SERVICE — 0.22%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	9,633	10,093,457
5.00%, 04/01/25 (Call 04/01/20)[b]	11,664	12,283,650
5.13%, 01/15/24 (Call 01/15/19)	16,753	17,770,147

		40,147,254
GAS — 0.42%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)[a]	14,538	14,683,380
5.63%, 05/20/24 (Call 03/20/24)[a]	13,164	13,641,195
5.75%, 05/20/27 (Call 02/20/27)	11,375	11,472,162
5.88%, 08/20/26 (Call 05/20/26)[a]	13,605	13,848,756
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[a]	11,000	9,817,500
7.50%, 11/01/23 (Call 11/01/19)	13,409	12,894,989

		76,357,982
HEALTH CARE – PRODUCTS — 0.98%
Alere Inc.
6.38%, 07/01/23 (Call 09/24/17)[b]	8,665	9,245,555
6.50%, 06/15/20 (Call 10/02/17)	6,936	7,034,260

Security	Principal (000s)	Value
7.25%, 07/01/18 (Call 10/02/17)	$7,375	$7,387,292
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	20,916	19,902,620
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	18,195	19,115,136
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a,b]	10,559	11,047,354
12.50%, 11/01/21 (Call 05/01/19)[a,b]	8,567	9,552,205
Mallinckrodt International Finance SA
4.75%, 04/15/23[a]	12,260	10,728,595
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 10/02/17)[a,b]	13,730	13,662,780
5.50%, 04/15/25 (Call 04/15/20)[a,b]	14,047	13,040,749
5.63%, 10/15/23 (Call 10/15/18)[a,b]	13,982	13,395,047
5.75%, 08/01/22 (Call 10/02/17)[a,b]	19,183	18,860,209
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 10/02/17)[b]	26,584	26,085,550

		179,057,352
HEALTH CARE – SERVICES — 7.59%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[a]	11,679	12,149,810
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	19,191	20,010,045
4.75%, 01/15/25 (Call 01/15/20)[a]	25,855	26,749,296

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.63%, 02/15/21 (Call 02/15/18)[a]	$29,916	$31,112,640
6.13%, 02/15/24 (Call 02/15/19)[a]	20,772	22,321,244
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 10/02/17)[a]	20,931	20,931,000
6.25%, 03/31/23 (Call 03/31/20)	63,637	64,014,845
6.88%, 02/01/22 (Call 02/01/18)[a]	61,347	50,820,174
7.13%, 07/15/20 (Call 10/02/17)[a]	24,169	22,675,356
8.00%, 11/15/19 (Call 10/02/17)[a]	40,142	39,812,262
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)[a]	32,836	33,289,137
5.13%, 07/15/24 (Call 07/15/19)[a]	36,126	36,761,680
5.75%, 08/15/22 (Call 10/02/17)[a]	23,768	24,540,460
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 10/02/17)[b]	12,940	13,378,748
5.63%, 07/15/22 (Call 10/02/17)[a]	20,410	21,367,229
6.25%, 12/01/24 (Call 12/01/19)[a,b]	10,841	11,677,306
HCA Healthcare Inc.
6.25%, 02/15/21[a]	20,292	21,915,360
HCA Inc.
3.75%, 03/15/19	26,715	27,204,120
4.25%, 10/15/19	10,899	11,254,069
4.50%, 02/15/27 (Call 08/15/26)	24,953	25,327,295
4.75%, 05/01/23[a]	25,101	26,418,802
5.00%, 03/15/24[a]	40,394	43,011,531
5.25%, 04/15/25[a]	27,718	29,849,977
5.25%, 06/15/26 (Call 12/15/25)[a]	30,618	32,841,632
5.38%, 02/01/25[a]	52,110	55,041,187

Security	Principal (000s)	Value
5.88%, 03/15/22[a]	$27,194	$30,015,377
5.88%, 05/01/23[a]	25,557	27,959,358
5.88%, 02/15/26 (Call 08/15/25)[a]	31,020	33,462,825
6.50%, 02/15/20	62,084	67,473,481
7.50%, 02/15/22[a]	41,068	47,351,404
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	24,073	24,795,190
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 10/02/17)[a]	10,213	9,323,618
8.00%, 01/15/20[a]	16,770	16,582,542
8.75%, 01/15/23 (Call 01/15/18)[a]	12,299	11,899,283
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a]	8,566	8,849,496
5.50%, 12/01/21 (Call 10/02/17)[a]	20,082	20,845,116
5.88%, 12/01/23 (Call 12/01/18)[a]	10,560	11,111,466
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	6,273	6,544,307
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a,b]	34,077	36,519,186
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	19,534	19,828,536
4.50%, 04/01/21[a]	14,911	15,209,220
4.63%, 07/15/24 (Call 07/15/20)[b]	39,520	39,522,905
4.75%, 06/01/20	8,156	8,410,875
5.13%, 05/01/25 (Call 05/01/20)[a,b]	27,415	27,579,490
5.50%, 03/01/19[a]	6,776	6,978,602
6.00%, 10/01/20[a]	35,626	37,997,445
6.75%, 06/15/23[a]	39,278	39,042,332
7.00%, 08/01/25 (Call 08/01/20)[a,b]	10,150	9,928,518
7.50%, 01/01/22 (Call 01/01/19)[b]	14,235	15,340,585

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
8.00%, 08/01/20 (Call 09/11/17)[a]	$4,126	$4,182,693
8.13%, 04/01/22[a]	58,294	61,208,700
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	25,522	26,713,028

		1,389,150,783
HOLDING COMPANIES – DIVERSIFIED — 0.31%
HRG Group Inc.
7.75%, 01/15/22 (Call 10/02/17)[a]	16,902	17,704,845
7.88%, 07/15/19 (Call 10/02/17)[a]	15,661	15,954,644
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)[a]	13,255	14,352,361
Noble Group Ltd.
6.75%, 01/29/20[a,b]	21,480	8,592,000

		56,603,850
HOME BUILDERS — 1.52%
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)[a]	11,995	13,218,865
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 10/02/17)[a,b]	10,344	10,610,829
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 10/02/17)[a,b]	10,586	11,032,851
CalAtlantic Group Inc.
5.25%, 06/01/26 (Call 12/01/25)[a]	8,603	8,863,778
5.88%, 11/15/24 (Call 05/15/24)[a]	9,165	9,924,549
8.38%, 05/15/18	2,127	2,215,507
8.38%, 01/15/21[a]	7,838	9,124,145
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[b]	9,725	9,971,296

Security	Principal (000s)	Value
10.50%, 07/15/24 (Call 07/15/20)[b]	$8,210	$8,579,450
KB Home
4.75%, 05/15/19 (Call 02/15/19)	5,702	5,848,114
7.00%, 12/15/21 (Call 09/15/21)[a]	10,391	11,588,852
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	11,409	11,704,208
4.50%, 06/15/19 (Call 04/16/19)[a]	8,048	8,259,260
4.50%, 11/15/19 (Call 08/15/19)[a]	10,364	10,683,556
4.50%, 04/30/24 (Call 01/31/24)	12,626	13,067,910
4.75%, 04/01/21 (Call 02/01/21)[a]	8,552	8,984,945
4.75%, 11/15/22 (Call 08/15/22)[a]	11,363	11,945,354
4.75%, 05/30/25 (Call 02/28/25)[a]	9,293	9,663,268
4.88%, 12/15/23 (Call 09/15/23)	8,862	9,344,290
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[a]	13,183	13,695,819
5.00%, 01/15/27 (Call 10/15/26)	12,278	12,636,748
5.50%, 03/01/26 (Call 12/01/25)[a]	12,447	13,372,039
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 10/02/17)[b]	8,438	8,639,879
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	6,230	6,495,749
4.88%, 03/15/27 (Call 12/15/26)[a]	11,410	11,752,300
5.88%, 02/15/22 (Call 11/15/21)[a]	6,682	7,381,831

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	$7,861	$8,021,905
5.88%, 06/15/24	10,638	11,299,076

		277,926,373
HOME FURNISHINGS — 0.11%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[a]	12,074	12,390,462
5.63%, 10/15/23 (Call 10/15/18)	6,859	7,145,363

		19,535,825
HOUSEHOLD PRODUCTS & WARES — 0.29%
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a,b]	17,437	17,245,193
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a]	22,699	24,161,823
6.63%, 11/15/22 (Call 11/15/17)	10,824	11,252,901

		52,659,917
INSURANCE — 0.47%
Genworth Holdings Inc.
4.80%, 02/15/24[a]	9,120	7,565,455
4.90%, 08/15/23	7,251	6,163,350
7.20%, 02/15/21	8,764	8,477,417
7.63%, 09/24/21	15,811	15,335,947
7.70%, 06/15/20	8,150	8,145,298
HUB International Ltd.
7.88%, 10/01/21 (Call 10/02/17)[b]	23,388	24,308,903
Voya Financial Inc.
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[a,d]	15,480	16,389,450

		86,385,820
INTERNET — 1.27%
Netflix Inc.
4.38%, 11/15/26[a,b]	20,430	19,919,250
5.38%, 02/01/21[a]	9,530	10,191,995

Security	Principal (000s)	Value
5.50%, 02/15/22	$15,249	$16,449,859
5.75%, 03/01/24	8,417	9,019,489
5.88%, 02/15/25	16,951	18,376,699
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[a]	8,133	8,366,547
5.00%, 04/15/25 (Call 04/15/20)[b]	23,849	24,944,862
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[a]	15,038	15,442,146
4.75%, 07/15/27 (Call 07/15/22)[b]	10,730	10,925,823
5.25%, 04/01/25 (Call 01/01/25)[a]	9,753	10,413,359
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[b]	34,926	36,934,346
6.00%, 04/01/23 (Call 04/01/18)[a]	28,367	29,910,939
6.38%, 05/15/25 (Call 05/15/20)[a]	19,235	20,695,706

		231,591,020
IRON & STEEL — 1.12%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[a]	8,190	8,333,325
7.63%, 10/01/21 (Call 10/02/17)[a]	9,197	9,559,178
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[a]	8,875	9,030,313
7.88%, 08/15/23 (Call 05/15/23)[a]	9,078	9,713,460
ArcelorMittal
5.75%, 08/05/20[a]	13,290	14,358,738
6.00%, 03/01/21	14,364	15,689,079
6.13%, 06/01/25[a]	9,619	11,061,850
6.75%, 02/25/22	24,007	26,997,180
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	12,830	12,546,457

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[a]	$6,215	$6,575,692
5.13%, 10/01/21 (Call 10/02/17)[a]	12,670	13,009,134
5.25%, 04/15/23 (Call 04/15/18)	6,265	6,492,106
5.50%, 10/01/24 (Call 10/01/19)[a]	8,397	9,016,279
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)[a]	15,325	15,607,746
7.38%, 04/01/20[a]	7,988	8,679,461
7.50%, 03/15/22 (Call 09/01/17)[a]	7,216	7,482,992
8.38%, 07/01/21 (Call 07/01/18)[b]	19,505	21,601,787

		205,754,777
LEISURE TIME — 0.20%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	10,063	10,312,778
4.75%, 12/15/21 (Call 12/15/18)[a,b]	12,444	12,883,429
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	1,289	1,436,112
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a,b]	12,212	12,517,300

		37,149,619
LODGING — 2.04%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	14,199	15,411,832
6.88%, 05/15/23 (Call 05/15/18)[a]	14,517	15,642,067
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/02/17)	17,966	18,377,721

Security	Principal (000s)	Value
11.00%, 10/01/21 (Call 10/02/17)	$21,213	$22,515,612
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a,b]	9,474	10,144,759
10.75%, 09/01/24 (Call 09/01/19)[a,b]	12,206	12,961,246
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[a]	18,725	19,113,544
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	17,425	18,229,164
4.88%, 04/01/27 (Call 04/01/22)[a]	12,650	13,393,188
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a,b]	15,948	16,625,790
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	10,308	10,454,030
5.25%, 03/31/20[a]	10,448	11,012,482
6.00%, 03/15/23	25,586	28,222,957
6.63%, 12/15/21[a]	26,717	29,996,512
6.75%, 10/01/20[a]	21,962	24,377,820
7.75%, 03/15/22	20,280	23,727,600
8.63%, 02/01/19[a]	15,308	16,704,855
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	7,915	8,062,307
5.25%, 05/15/27 (Call 02/15/27)[b]	19,250	19,401,594
5.50%, 03/01/25 (Call 12/01/24)[b]	38,266	39,933,303

		374,308,383

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
MACHINERY — 0.63%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[b]	$24,305	$26,522,831
CNH Industrial Capital LLC
3.38%, 07/15/19	8,131	8,234,331
3.88%, 07/16/18	5,485	5,538,136
3.88%, 10/15/21[a]	6,593	6,741,343
4.38%, 11/06/20[a]	10,108	10,529,143
4.38%, 04/05/22	9,615	10,010,382
4.88%, 04/01/21	9,213	9,742,747
CNH Industrial NV
4.50%, 08/15/23[a]	10,260	10,784,139
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[a,b]	15,970	17,726,700
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	9,673	10,259,426

		116,089,178
MANUFACTURING — 0.97%
Bombardier Inc.
4.75%, 04/15/19[a,b]	10,450	10,670,196
5.75%, 03/15/22[b]	8,996	9,151,443
6.00%, 10/15/22 (Call 10/02/17)[a,b]	22,132	22,574,640
6.13%, 01/15/23 [b]	25,757	26,433,121
7.50%, 03/15/25 (Call 03/15/20)[a,b]	31,853	33,886,760
7.75%, 03/15/20 [a,b]	18,011	19,677,918
8.75%, 12/01/21[b]	29,335	33,285,838
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 09/18/17)[a,b]	21,994	22,539,451

		178,219,367
MEDIA — 12.75%
Altice Financing SA
6.50%, 01/15/22 (Call 10/02/17)[b]	19,580	20,301,196
6.63%, 02/15/23 (Call 02/15/18)[b]	42,134	44,401,711

Security	Principal (000s)	Value
7.50%, 05/15/26 (Call 05/15/21)[a,b]	$57,115	$62,443,829
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	7,900	8,504,350
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	30,807	33,339,335
7.75%, 05/15/22 (Call 10/02/17)[a,b]	59,199	62,824,939
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	22,248	23,274,189
5.50%, 05/15/26 (Call 05/15/21)[b]	30,621	32,305,155
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	12,372	12,758,625
4.75%, 08/01/25 (Call 08/01/21)	19,085	19,122,109
5.00%, 04/01/24 (Call 04/01/20)[a]	20,063	20,630,693
Cablevision Systems Corp.
5.88%, 09/15/22[a]	13,778	14,380,787
8.00%, 04/15/20[a]	10,719	11,844,495
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[a,b]	6,926	7,272,300
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)[b]	3,050	3,103,375
5.13%, 02/15/23 (Call 02/15/18)	18,608	19,192,823
5.13%, 05/01/23 (Call 05/01/18)[b]	22,436	23,433,758
5.13%, 05/01/27 (Call 05/01/22)[b]	66,968	68,887,752
5.25%, 03/15/21 (Call 10/02/17)[a]	8,455	8,687,513
5.25%, 09/30/22 (Call 10/02/17)[a]	22,389	23,038,577
5.38%, 05/01/25 (Call 05/01/20)[b]	14,748	15,351,746

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.50%, 05/01/26 (Call 05/01/21)[b]	$30,218	$31,464,492
5.75%, 09/01/23 (Call 03/01/18)	8,425	8,757,577
5.75%, 01/15/24 (Call 07/15/18)	20,306	21,216,143
5.75%, 02/15/26 (Call 02/15/21)[a,b]	51,446	54,211,222
5.88%, 04/01/24 (Call 04/01/19)[a,b]	34,383	36,488,959
5.88%, 05/01/27 (Call 05/01/21)[a,b]	16,075	17,023,060
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 10/02/17)[b]	17,707	18,045,043
5.13%, 12/15/21 (Call 10/02/17)[a,b]	10,456	10,655,614
6.38%, 09/15/20 (Call 10/02/17)[a,b]	22,441	22,873,593
7.75%, 07/15/25 (Call 07/15/20)[b]	12,936	14,265,534
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	15,400	15,727,250
6.50%, 11/15/22 (Call 11/15/17)[a]	40,090	41,392,925
Series B
7.63%, 03/15/20 (Call 10/02/17)[a]	40,198	40,097,505
CSC Holdings LLC
5.25%, 06/01/24	15,333	15,690,769
5.50%, 04/15/27 (Call 04/15/22)[a,b]	26,400	27,514,666
6.63%, 10/15/25 (Call 10/15/20)[b]	20,023	21,922,404
6.75%, 11/15/21[a]	20,993	23,229,804
8.63%, 02/15/19	10,126	11,024,683
10.13%, 01/15/23 (Call 01/15/19)[b]	35,741	41,223,416
10.88%, 10/15/25 (Call 10/15/20)[b]	33,908	41,717,436

Security	Principal (000s)	Value
DISH DBS Corp.
5.00%, 03/15/23[a]	$30,620	$31,536,953
5.13%, 05/01/20[a]	22,256	23,480,080
5.88%, 07/15/22[a]	40,987	44,317,194
5.88%, 11/15/24[a]	41,732	44,854,251
6.75%, 06/01/21[a]	40,983	45,132,529
7.75%, 07/01/26[a]	41,187	48,394,725
7.88%, 09/01/19	29,164	32,001,415
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a,b]	10,380	10,478,239
5.88%, 07/15/26 (Call 07/15/21)[a,b]	15,192	15,617,376
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 10/02/17)	30,084	23,928,061
9.00%, 03/01/21 (Call 10/02/17)	30,440	22,249,737
9.00%, 09/15/22 (Call 10/02/17)	17,715	12,887,662
10.63%, 03/15/23 (Call 03/15/18)	19,578	14,324,571
11.25%, 03/01/21 (Call 10/02/17)	10,911	8,069,593
11.25%, 03/01/21 (Call 10/02/17)[b]	11,032	8,159,083
LIN Television Corp.
5.88%, 11/15/22 (Call 11/15/17)	7,079	7,344,463
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	21,384	22,105,710
Quebecor Media Inc.
5.75%, 01/15/23 [a]	16,786	17,916,723
SFR Group SA
6.00%, 05/15/22 (Call 10/02/17)[a,b]	81,573	85,345,751
6.25%, 05/15/24 (Call 05/15/19)[a,b]	28,215	29,588,413
7.38%, 05/01/26 (Call 05/01/21)[a,b]	105,505	113,813,519
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,b]	8,072	7,829,840

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.38%, 04/01/21 (Call 09/18/17)[a]	$11,269	$11,569,282
5.63%, 08/01/24 (Call 08/01/19)[a,b]	12,664	12,910,496
6.13%, 10/01/22 (Call 10/01/17)[a]	8,749	9,018,761
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a,b]	12,290	12,505,075
4.63%, 05/15/23 (Call 05/15/18)[a,b]	11,476	11,797,738
5.00%, 08/01/27 (Call 08/01/22)[b]	27,138	27,884,295
5.38%, 04/15/25 (Call 04/15/20)[b]	20,578	21,684,067
5.38%, 07/15/26 (Call 07/15/21)[b]	20,853	21,850,034
6.00%, 07/15/24 (Call 07/15/19)[a,b]	32,594	34,997,807
TEGNA Inc.
5.13%, 10/15/19 (Call 10/02/17)	10,143	10,289,229
5.13%, 07/15/20 (Call 10/02/17)[a]	13,857	14,224,765
6.38%, 10/15/23 (Call 10/15/18)[a]	15,013	15,936,299
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a]	26,265	27,242,641
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	18,541	19,742,303
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	10,207	10,742,868
5.50%, 01/15/23 (Call 01/15/18)[a,b]	18,796	19,453,446
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	25,535	25,901,994
5.13%, 02/15/25 (Call 02/15/20)[a,b]	32,852	33,016,260

Security	Principal (000s)	Value
6.75%, 09/15/22 (Call 10/02/17)[a,b]	$20,866	$21,643,258
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[b]	25,610	26,602,387
Viacom Inc.
VRN, (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[a,d]	14,691	14,687,906
VRN, (3 mo. LIBOR US + 3.899%)
6.25%, 02/28/57 (Call 02/28/27)[a,d]	12,840	12,821,291
Videotron Ltd.
5.00%, 07/15/22[a]	19,048	20,428,980
5.13%, 04/15/27 (Call 04/15/22)[a,b]	12,335	12,685,006
5.38%, 06/15/24 (Call 03/15/24)[a,b]	12,284	13,082,460
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	10,680	11,011,843
6.00%, 10/15/24 (Call 10/15/19)[a,b]	11,115	11,648,917
6.38%, 04/15/23 (Call 04/15/18)[a,b]	10,635	11,104,713
Virgin Media Secured Finance PLC
5.25%, 01/15/21	9,390	10,000,350
5.25%, 01/15/26 (Call 01/15/20)[a,b]	19,478	20,214,512
5.50%, 01/15/25 (Call 01/15/19)[a,b]	7,752	8,073,385
5.50%, 08/15/26 (Call 08/15/21)[a,b]	15,504	16,337,340
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)[a,b]	8,680	8,940,400
6.00%, 01/15/27 (Call 01/15/22)[a,b]	10,140	10,362,718
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[a,b]	43,912	45,284,250

		2,334,714,316

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.31%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a,b]	$29,895	$31,097,027
6.25%, 08/15/24 (Call 08/15/19)[a,b]	24,695	25,956,208

		57,053,235
MINING — 2.53%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a,b]	15,680	17,169,600
7.00%, 09/30/26 (Call 09/30/21)[a,b]	10,450	11,589,703
Aleris International Inc.
7.88%, 11/01/20 (Call 10/02/17)[a]	5,200	5,102,500
9.50%, 04/01/21 (Call 04/01/18)[b]	15,333	16,284,923
Anglo American Capital PLC
3.63%, 05/14/20[b]	15,967	16,283,147
4.13%, 04/15/21[b]	9,148	9,448,969
4.13%, 09/27/22[a,b]	6,941	7,214,302
4.45%, 09/27/20[b]	9,096	9,482,580
4.75%, 04/10/27[a,b]	14,625	15,356,250
4.88%, 05/14/25[b]	7,947	8,433,356
9.38%, 04/08/19[b]	13,046	14,481,060
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)[a,b]	6,928	7,041,199
6.63%, 03/01/25 (Call 03/01/20)[a,b]	13,010	13,595,450
7.88%, 04/01/21 (Call 04/01/18)[b]	10,830	11,520,413
8.00%, 01/15/23 (Call 01/15/18)[a,b]	8,305	8,816,875
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a,b]	16,782	17,327,415
5.13%, 05/15/24 (Call 02/15/24)[a,b]	15,395	15,967,352
Freeport-McMoRan Inc.
2.38%, 03/15/18	1,734	1,731,896

Security	Principal (000s)	Value
3.10%, 03/15/20	$21,673	$21,662,164
3.55%, 03/01/22 (Call 12/01/21)[a]	39,298	38,659,408
3.88%, 03/15/23 (Call 12/15/22)[a]	39,778	39,280,775
4.00%, 11/14/21[a]	13,039	13,044,093
4.55%, 11/14/24 (Call 08/14/24)[a]	16,986	16,986,000
6.50%, 11/15/20 (Call 10/02/17)	10,050	10,288,688
6.75%, 02/01/22 (Call 02/01/18)[a]	6,542	6,852,745
6.88%, 02/15/23 (Call 02/15/20)	14,735	15,971,359
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[b]	10,190	10,190,000
5.13%, 09/01/21 (Call 06/01/21)	8,364	8,844,983
5.95%, 03/15/24 (Call 12/15/23)[a]	8,922	9,809,811
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	9,034	9,418,886
7.88%, 11/01/22 (Call 11/01/18)[b]	10,547	11,496,230
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	12,271	12,356,283
4.75%, 01/15/22 (Call 10/15/21)	14,714	15,418,169
8.50%, 06/01/24 (Call 06/01/19)[b]	14,494	16,712,262

		463,838,846
OFFICE & BUSINESS EQUIPMENT — 0.19%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)[a]	9,465	9,839,164
5.00%, 09/01/25 (Call 03/01/20)[a]	11,670	12,161,807
5.50%, 12/01/24 (Call 06/01/24)[a]	11,132	12,203,455

		34,204,426

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
OIL & GAS — 8.04%
Andeavor
4.75%, 12/15/23 (Call 10/15/23)[a,b]	$2,025	$2,175,006
5.13%, 12/15/26 (Call 09/15/26)[b]	3,230	3,503,946
5.38%, 10/01/22 (Call 10/02/17)[a]	2,072	2,130,289
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	12,150	11,897,212
5.13%, 12/01/22 (Call 10/02/17)[a]	21,244	21,299,765
5.38%, 11/01/21 (Call 10/02/17)[a]	19,999	20,373,981
5.63%, 06/01/23 (Call 06/01/18)[a]	13,871	14,086,772
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[b]	32,555	33,124,712
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a,b]	44,862	24,651,669
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 10/02/17)[a]	16,745	16,054,269
11.50%, 01/15/21 (Call 04/15/18)[b]	6,373	7,392,680
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[a]	14,623	14,190,781
7.50%, 09/15/20 (Call 10/02/17)[a]	12,001	12,162,680
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 10/02/17)[a]	7,639	6,754,547
6.13%, 02/15/21[a]	10,705	10,188,866
6.63%, 08/15/20	8,826	8,848,065
8.00%, 12/15/22 (Call 12/15/18)[a,b]	52,710	54,388,966

Security	Principal (000s)	Value
8.00%, 01/15/25 (Call 01/15/20)[a,b]	$18,744	$17,947,380
8.00%, 06/15/27 (Call 06/15/22)[a,b]	13,430	12,724,925
Citgo Holding Inc.
10.75%, 02/15/20[b]	28,824	30,625,500
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	13,790	14,341,600
5.50%, 10/01/22 (Call 10/02/17)[a]	13,200	13,596,000
5.50%, 04/01/23 (Call 10/02/17)[a]	30,194	31,113,105
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	22,126	20,549,522
4.50%, 04/15/23 (Call 01/15/23)[a]	31,322	30,838,188
5.00%, 09/15/22 (Call 10/02/17)[a]	40,105	40,190,765
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	12,569	5,656,050
5.50%, 05/01/22 (Call 10/02/17)	15,695	7,180,463
9.00%, 05/15/21 (Call 12/15/18)[a,b]	11,723	10,492,085
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (Call 05/15/25)[a]	10,230	10,284,219
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)[a]	9,436	9,447,795
5.38%, 05/31/25 (Call 05/31/20)[a]	8,690	8,923,506
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	12,183	8,869,795
5.20%, 03/15/25 (Call 12/15/24)	12,415	9,207,052
8.00%, 01/31/24 (Call 10/31/23)[a]	6,408	5,767,200

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	$10,691	$5,964,687
8.00%, 11/29/24 (Call 11/30/19)[a,b]	9,507	9,293,093
8.00%, 02/15/25 (Call 02/15/20)[a,b]	19,145	12,635,700
9.38%, 05/01/20 (Call 10/02/17)[a]	28,178	20,851,720
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a,b]	12,999	12,739,020
6.38%, 05/15/25 (Call 05/15/20)[a,b]	12,770	12,562,487
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	10,348	9,783,172
5.75%, 10/01/25 (Call 04/01/20)[b]	9,550	9,215,750
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/02/17)[b]	22,477	14,576,334
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 10/02/17)	8,110	8,110,000
7.38%, 05/01/22 (Call 10/02/17)[a]	11,373	11,699,974
MEG Energy Corp.
6.38%, 01/30/23 (Call 10/02/17)[b]	16,071	12,768,913
6.50%, 01/15/25 (Call 01/15/20)[a,b]	15,353	14,284,688
7.00%, 03/31/24 (Call 09/30/18)[a,b]	20,810	16,312,728
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)[a]	8,366	8,219,595
4.70%, 12/01/22 (Call 09/01/22)[a]	10,304	10,136,045
5.75%, 08/15/25 (Call 08/15/20)	6,890	6,977,848

Security	Principal (000s)	Value
6.88%, 08/15/24 (Call 08/15/19)[a]	$9,718	$10,235,483
Nabors Industries Inc.
4.63%, 09/15/21	12,765	12,126,750
5.00%, 09/15/20[a]	12,434	12,434,000
5.50%, 01/15/23 (Call 11/15/22)[a]	11,074	10,381,875
6.15%, 02/15/18	1,132	1,150,452
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[a]	15,540	16,239,300
5.63%, 07/01/24[a]	21,381	22,770,765
5.75%, 01/30/22[a]	14,988	15,812,340
Noble Holding International Ltd.
3.95%, 03/15/22	370	279,350
7.70%, 04/01/25 (Call 01/01/25)[a]	9,232	6,857,645
7.75%, 01/15/24 (Call 10/15/23)[a]	20,355	15,698,794
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 10/02/17)[a]	17,286	16,835,278
Pacific Drilling SA
5.38%, 06/01/20 (Call 10/02/17)[a,b]	10,544	3,799,003
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[b]	8,275	8,261,701
5.38%, 01/15/25 (Call 01/15/20)[a,b]	15,075	15,150,375
6.25%, 06/01/24 (Call 06/01/19)[a,b]	7,612	7,924,806
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	8,634	8,661,472
7.25%, 06/15/25 (Call 06/15/20)[b]	14,825	14,676,750
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	8,425	7,374,884

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Puma International Financing SA
6.75%, 02/01/21 (Call 10/02/17)[b]	$22,120	$22,859,522
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	14,787	14,069,830
5.38%, 10/01/22 (Call 07/01/22)[a]	9,768	9,416,962
6.88%, 03/01/21[a]	13,781	14,263,335
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	17,056	16,288,480
5.00%, 08/15/22 (Call 05/15/22)[a,b]	10,999	10,779,020
5.00%, 03/15/23 (Call 12/15/22)[a,b]	13,945	13,658,352
5.75%, 06/01/21 (Call 03/01/21)[a,b]	9,843	10,033,708
Rice Energy Inc.
6.25%, 05/01/22 (Call 10/02/17)	2,316	2,408,594
7.25%, 05/01/23 (Call 05/01/18)[a]	5,702	6,075,685
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[a]	14,177	12,829,848
7.38%, 06/15/25 (Call 03/15/25)[a]	10,528	9,489,556
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[a,b]	7,370	7,388,425
6.63%, 10/01/22 (Call 10/02/17)[a]	13,730	14,279,200
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	23,189	17,586,603
7.75%, 06/15/21 (Call 10/02/17)[a]	12,854	11,075,328
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b]	7,450	7,757,313
6.88%, 06/30/23 (Call 06/30/18)[a,b]	8,965	9,312,394

Security	Principal (000s)	Value
8.25%, 05/15/20 (Call 10/02/17)[b]	$3,549	$3,698,945
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a]	8,630	7,680,700
5.63%, 06/01/25 (Call 06/01/20)[a]	10,148	9,241,023
6.13%, 11/15/22 (Call 11/15/18)[a]	11,526	10,868,058
6.75%, 09/15/26 (Call 09/15/21)[a]	12,334	11,650,490
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	18,872	17,486,229
5.80%, 01/23/20 (Call 12/23/19)[a]	16,518	17,013,540
6.70%, 01/23/25 (Call 10/23/24)[a]	20,181	19,676,475
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 10/02/17)[a]	12,081	12,410,711
6.25%, 04/15/21 (Call 04/15/18)	15,561	16,192,086
6.38%, 04/01/23 (Call 04/01/18)[a]	15,530	16,348,099
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[a]	8,722	8,272,294
6.00%, 03/15/18[a]	293	298,494
6.38%, 12/15/21[a]	6,205	6,515,250
6.50%, 11/15/20[a]	3,705	3,742,050
9.00%, 07/15/23 (Call 07/15/20)[a,b]	23,239	24,720,486
Tullow Oil PLC
6.25%, 04/15/22 (Call 10/02/17)[b]	3,470	3,261,800
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a,b]	14,790	14,549,662
7.13%, 04/15/25 (Call 04/15/20)[a,b]	10,035	9,767,868

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[a]	$17,504	$17,328,960
5.75%, 03/15/21 (Call 12/15/20)[a]	18,556	17,429,025
6.25%, 04/01/23 (Call 01/01/23)[a]	8,968	8,322,024
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	9,805	9,645,669
6.00%, 01/15/22 (Call 10/15/21)	22,726	23,436,187
7.50%, 08/01/20 (Call 07/01/20)	7,307	7,897,040
8.25%, 08/01/23 (Call 06/01/23)	10,757	11,794,602

		1,472,602,055
OIL & GAS SERVICES — 0.62%
CGG SA
6.50%, 06/01/21 (Call 10/02/17)[a]	6,202	2,294,740
6.88%, 01/15/22 (Call 10/02/17)[a]	5,118	1,893,660
SESI LLC
7.13%, 12/15/21 (Call 10/02/17)[a]	11,800	11,832,450
7.75%, 09/15/24 (Call 09/15/20)[b]	7,160	7,195,943
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a,b]	9,818	10,576,437
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a,b]	9,918	10,390,097
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	11,518	10,237,222
7.75%, 06/15/21 (Call 05/15/21)[a]	16,664	16,591,095
8.25%, 06/15/23 (Call 03/15/23)[a]	15,508	15,186,763
9.63%, 03/01/19	8,672	9,245,393
9.88%, 02/15/24 (Call 11/15/23)[a,b]	17,095	17,479,637

		112,923,437

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 2.79%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[a,b]	$14,300	$14,658,777
4.63%, 05/15/23 (Call 05/15/19)[a,b]	20,608	21,151,301
6.00%, 06/30/21 (Call 09/11/17)[b]	9,800	10,086,650
6.00%, 02/15/25 (Call 02/15/20)[a,b]	33,805	35,875,556
7.25%, 05/15/24 (Call 05/15/19)[a,b]	33,790	37,189,274
Ball Corp.
4.00%, 11/15/23[a]	21,283	21,578,491
4.38%, 12/15/20[a]	19,056	19,885,731
5.00%, 03/15/22[a]	14,499	15,522,168
5.25%, 07/01/25	20,283	22,108,470
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[a]	14,387	14,984,614
5.50%, 05/15/22 (Call 10/02/17)[a]	8,968	9,335,128
6.00%, 10/15/22 (Call 10/15/18)	7,044	7,457,101
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a,b]	29,518	30,772,515
7.25%, 04/15/25 (Call 04/15/20)[b]	27,499	28,016,754
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	20,306	21,298,738
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[a]	7,500	7,516,667
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	8,809	9,254,956
5.88%, 08/15/23[a,b]	12,403	13,620,044

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a,b]	$34,720	$36,118,445
5.75%, 10/15/20 (Call 10/02/17)[a]	62,643	63,790,996
6.88%, 02/15/21 (Call 10/02/17)[a]	7,066	7,241,150
7.00%, 07/15/24 (Call 07/15/19)[a,b]	18,198	19,494,607
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	9,171	9,686,869
5.13%, 12/01/24 (Call 09/01/24)[a,b]	8,775	9,328,138
5.25%, 04/01/23 (Call 01/01/23)[b]	7,730	8,271,100
5.50%, 09/15/25 (Call 06/15/25)[b]	9,677	10,497,817
6.50%, 12/01/20 (Call 09/01/20)[a,b]	5,100	5,654,625

		510,396,682
PHARMACEUTICALS — 2.53%
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[b]	33,947	28,515,480
6.00%, 02/01/25 (Call 02/01/20)[a,b]	24,335	20,015,538
Endo Finance LLC
5.75%, 01/15/22 (Call 10/02/17)[a,b]	14,649	13,110,855
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 10/02/17)[a,b]	15,456	12,894,168
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a,b]	21,982	23,465,785
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 10/02/17)[b]	40,398	39,893,025

Security	Principal (000s)	Value
5.50%, 03/01/23 (Call 03/01/18)[b]	$19,849	$16,730,226
5.63%, 12/01/21 (Call 10/02/17)[b]	17,093	15,682,828
5.88%, 05/15/23 (Call 05/15/18)[a,b]	66,466	56,579,182
6.13%, 04/15/25 (Call 04/15/20)[a,b]	66,838	56,179,097
6.38%, 10/15/20 (Call 10/02/17)[b]	45,342	44,661,870
6.50%, 03/15/22 (Call 03/15/19)[b]	23,664	24,795,435
6.75%, 08/15/21 (Call 10/02/17)[b]	13,070	12,498,188
7.00%, 10/01/20 (Call 10/02/17)[b]	11,905	11,905,000
7.00%, 03/15/24 (Call 03/15/20)[a,b]	41,090	43,462,947
7.25%, 07/15/22 (Call 10/02/17)[a,b]	10,523	10,003,427
7.50%, 07/15/21 (Call 10/02/17)[b]	33,130	32,508,812

		462,901,863
PIPELINES — 2.88%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)[a]	14,443	15,298,297
5.50%, 10/15/19 (Call 09/15/19)[a]	11,010	11,552,931
5.88%, 10/01/20 (Call 10/02/17)[a]	7,229	7,353,411
6.13%, 10/15/21 (Call 09/18/17)[a]	14,648	15,160,680
6.25%, 10/15/22 (Call 10/15/18)[a]	15,945	16,856,144
6.38%, 05/01/24 (Call 05/01/19)	8,647	9,383,724
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)[a,b]	31,486	32,588,010

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.88%, 03/31/25 (Call 10/02/24)[a]	$30,741	$33,031,410
7.00%, 06/30/24 (Call 01/01/24)[a]	26,389	30,017,487
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	8,515	8,589,506
6.25%, 04/01/23 (Call 04/01/18)[a]	13,260	13,685,425
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	8,560	8,324,600
4.75%, 09/30/21 (Call 06/30/21)[b]	8,251	8,457,275
5.35%, 03/15/20[b]	9,960	10,495,350
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[b,d]	11,950	11,149,350
Enbridge Inc. Series 16-A
VRN, (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)[d]	2,620	2,771,855
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)[a]	21,764	23,078,909
5.88%, 01/15/24 (Call 10/15/23)[a]	23,313	25,103,105
7.50%, 10/15/20	23,882	26,897,103
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	7,040	6,934,400
6.50%, 10/01/25 (Call 10/01/20)	5,525	5,422,235
6.75%, 08/01/22 (Call 08/01/18)	14,877	15,030,419
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[b]	2,775	2,854,781

Security	Principal (000s)	Value
4.88%, 08/15/27 (Call 02/15/27)[b]	$2,010	$2,075,627
NuStar Logistics LP
4.80%, 09/01/20	8,030	8,301,013
5.63%, 04/28/27 (Call 01/28/27)[a]	12,385	13,107,458
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)[a]	4,461	4,653,001
7.50%, 09/01/23 (Call 06/01/23)	4,064	4,883,709
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	17,739	18,657,525
6.00%, 01/15/19[a,b]	8,570	8,859,238
6.85%, 07/15/18[b]	9,020	9,331,941
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 09/18/17)	6,056	5,942,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 10/02/17)	13,555	13,705,073
4.25%, 11/15/23 (Call 05/15/18)	11,455	11,326,131
5.13%, 02/01/25 (Call 02/01/20)[a,b]	9,685	9,930,152
5.25%, 05/01/23 (Call 11/01/17)	10,286	10,517,435
5.38%, 02/01/27 (Call 02/01/22)[a,b]	10,450	10,815,750
6.75%, 03/15/24 (Call 09/15/19)	11,493	12,455,539
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	16,443	16,326,529
4.55%, 06/24/24 (Call 03/24/24)[a]	26,056	26,629,232

		527,554,210
REAL ESTATE — 0.24%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a,b]	15,695	15,714,619

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	$7,272	$7,491,459
4.88%, 06/01/23 (Call 03/01/23)[a,b]	9,400	9,598,071
5.25%, 12/01/21 (Call 12/01/17)[a,b]	10,314	10,728,171

		43,532,320
REAL ESTATE INVESTMENT TRUSTS — 2.02%
Equinix Inc.
4.88%, 04/01/20 (Call 09/28/17)[a]	9,506	9,752,586
5.38%, 01/01/22 (Call 01/01/18)[a]	15,559	16,302,915
5.38%, 04/01/23 (Call 04/01/18)[a]	20,345	21,209,662
5.38%, 05/15/27 (Call 05/15/22)[a]	26,365	28,375,331
5.75%, 01/01/25 (Call 01/01/20)[a]	10,423	11,191,696
5.88%, 01/15/26 (Call 01/15/21)[a]	22,993	25,234,817
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a,b]	27,056	27,864,298
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	8,850	9,166,664
6.00%, 06/01/25 (Call 06/01/20)[a]	8,415	9,025,087
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a,b]	8,929	9,206,636
5.75%, 08/15/24 (Call 10/02/17)[a]	18,903	19,281,060
6.00%, 10/01/20 (Call 10/02/17)[a,b]	17,325	17,885,736
6.00%, 08/15/23 (Call 08/15/18)[a]	14,407	15,289,429
iStar Inc.
5.00%, 07/01/19 (Call 10/02/17)	15,230	15,358,503

Security	Principal (000s)	Value
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[a]	$8,898	$9,033,323
5.63%, 05/01/24 (Call 02/01/24)[a]	20,747	22,545,074
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)[a]	10,340	10,736,983
6.38%, 03/01/24 (Call 03/01/19)	10,460	11,349,100
SBA Communications Corp.
4.88%, 07/15/22 (Call 10/02/17)[a]	14,163	14,658,705
4.88%, 09/01/24 (Call 09/01/19)	24,127	24,956,366
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	10,895	10,878,870
7.13%, 12/15/24 (Call 12/15/19)[b]	8,003	7,442,790
8.25%, 10/15/23 (Call 04/15/19)[a]	22,628	22,151,681

		368,897,312
RETAIL — 3.48%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,b]	31,040	31,465,248
4.63%, 01/15/22 (Call 10/02/17)[a,b]	26,468	27,030,445
5.00%, 10/15/25 (Call 10/15/20)[b]	15,600	16,009,500
6.00%, 04/01/22 (Call 10/02/17)[a,b]	46,279	47,801,144
Arch Merger Sub Inc.
8.50%, 09/15/25 (Call 09/15/20)[b]	20,100	19,497,000
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 10/02/17)[b]	18,696	9,846,561

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Dollar Tree Inc.
5.25%, 03/01/20 (Call 10/02/17)[a]	$12,522	$12,866,355
5.75%, 03/01/23 (Call 03/01/18)	53,022	56,070,765
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 10/02/17)[a]	9,540	9,102,750
6.75%, 01/15/22 (Call 10/02/17)[a]	9,229	8,790,623
6.75%, 06/15/23 (Call 06/15/19)[a]	9,484	8,986,090
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	8,181	8,095,509
5.88%, 07/01/23 (Call 07/01/19)[a,b]	9,810	9,859,050
8.13%, 10/01/19	2,089	2,250,898
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[a,b]	13,135	13,487,581
5.00%, 06/01/24 (Call 06/01/19)[a,b]	21,812	22,743,968
5.25%, 06/01/26 (Call 06/01/21)[a,b]	21,525	22,677,076
L Brands Inc.
5.63%, 02/15/22[a]	20,754	21,921,412
5.63%, 10/15/23[a]	12,081	12,688,674
6.63%, 04/01/21[a]	20,299	22,102,363
7.00%, 05/01/20[a]	8,168	8,950,766
8.50%, 06/15/19[a]	11,178	12,251,733
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/02/17)[a,b]	17,572	8,961,720
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	8,733	8,787,581
5.75%, 10/01/22 (Call 10/02/17)[a]	9,411	9,692,023
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a,b]	27,965	25,028,675

Security	Principal (000s)	Value
7.13%, 03/15/23 (Call 03/15/18)[a,b]	$39,755	$32,400,325
8.88%, 06/01/25 (Call 06/01/20)[a,b]	13,350	11,108,312
QVC Inc.
3.13%, 04/01/19[a]	6,740	6,822,120
4.38%, 03/15/23[a]	13,014	13,433,846
4.45%, 02/15/25 (Call 11/15/24)	11,511	11,692,217
4.85%, 04/01/24[a]	11,628	12,116,574
5.13%, 07/02/22[a]	9,541	10,234,234
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	38,040	37,431,360
6.75%, 06/15/21 (Call 10/02/17)[a]	17,490	18,102,150
9.25%, 03/15/20 (Call 10/02/17)[a]	14,079	14,560,186
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[a]	2,812	2,871,783
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	8,619	8,461,703

		636,200,320
SEMICONDUCTORS — 1.19%
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	20,275	21,126,550
5.25%, 01/15/24 (Call 05/01/18)[b]	10,381	10,799,484
5.50%, 02/01/25 (Call 08/01/19)	9,816	10,367,659
5.63%, 01/15/26 (Call 05/01/20)[b]	1,050	1,107,624
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	9,366	9,456,127
3.88%, 09/01/22[b]	18,576	19,224,050
4.13%, 06/15/20[a,b]	11,629	12,152,305
4.13%, 06/01/21[b]	26,319	27,529,674

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.63%, 06/15/22[a,b]	$6,675	$7,138,078
4.63%, 06/01/23[a,b]	17,019	18,199,693
5.75%, 03/15/23 (Call 03/15/18)[a,b]	12,199	12,753,039
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	7,467	8,129,696
7.00%, 12/01/25 (Call 12/01/20)[a]	9,923	11,225,394
Sensata Technologies BV
4.88%, 10/15/23[a,b]	10,129	10,559,483
5.00%, 10/01/25[a,b]	12,216	12,817,638
5.63%, 11/01/24[a,b]	7,533	8,193,073
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	14,923	16,322,031

		217,101,598
SHIPBUILDING — 0.12%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	9,728	10,042,423
5.00%, 11/15/25 (Call 11/15/20)[a,b]	10,358	11,210,917

		21,253,340
SOFTWARE — 2.91%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 10/02/17)[b]	35,525	36,679,563
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	22,315	22,956,556
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	38,719	40,267,373
5.38%, 08/15/23 (Call 08/15/18)[a,b]	26,167	27,400,546
5.75%, 01/15/24 (Call 01/15/19)[b]	47,169	49,467,739
7.00%, 12/01/23 (Call 12/01/18)[a,b]	70,639	76,113,522

Security	Principal (000s)	Value
IMS Health Inc.
5.00%, 10/15/26 (Call 10/15/21)[b]	$20,071	$21,002,868
Infor U.S. Inc.
5.75%, 08/15/20 (Call 09/18/17)[a,b]	8,490	8,708,314
6.50%, 05/15/22 (Call 05/15/18)[a]	36,940	37,817,325
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a,b]	8,124	8,448,960
5.25%, 11/15/24 (Call 11/15/19)[b]	14,992	15,947,365
5.75%, 08/15/25 (Call 08/15/20)[b]	15,222	16,473,058
Nuance Communications Inc.
5.38%, 08/15/20 (Call 10/02/17)[b]	7,613	7,720,397
5.63%, 12/15/26 (Call 12/15/21)[a,b]	10,050	10,489,688
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	14,643	15,382,472
5.88%, 06/01/26 (Call 06/01/21)[a,b]	16,635	18,016,299
Quintiles IMS Inc.
4.88%, 05/15/23 (Call 05/15/18)[b]	17,391	18,026,255
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	25,297	26,846,441
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24[a,b]	40,639	46,287,124
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a,b]	9,400	9,987,500
10.50%, 02/01/24 (Call 02/01/19)[a,b]	17,296	18,593,200

		532,632,565
STORAGE & WAREHOUSING — 0.18%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/02/17)[a,b]	20,260	19,500,250

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
10.75%, 10/15/19 (Call 10/02/17)[a,b]	$15,725	$12,992,781

		32,493,031
TELECOMMUNICATIONS — 10.24%
Anixter Inc.
5.13%, 10/01/21[a]	7,270	7,753,819
C&W Senior Financing Designated Activity Co.
6.88%, 09/15/27 (Call 09/15/22)[b]	13,975	14,568,937
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[a]	11,546	10,933,174
5.80%, 03/15/22[a]	28,896	28,787,640
6.45%, 06/15/21[a]	24,607	25,714,315
Series V
5.63%, 04/01/20	19,347	20,120,880
Series W
6.75%, 12/01/23[a]	15,386	15,696,548
Series Y
7.50%, 04/01/24 (Call 01/01/24)[a]	21,159	22,216,950
CommScope Inc.
5.00%, 06/15/21 (Call 10/02/17)[a,b]	15,357	15,760,121
5.50%, 06/15/24 (Call 06/15/19)[b]	13,062	13,600,807
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[a,b]	14,335	14,251,380
6.00%, 06/15/25 (Call 06/15/20)[a,b]	32,890	35,027,850
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	16,270	13,870,175
6.88%, 01/15/25 (Call 10/15/24)[a]	14,398	10,942,480
7.13%, 03/15/19	7,225	7,206,938
7.13%, 01/15/23	15,704	12,327,640
7.63%, 04/15/24[a]	15,230	12,031,700
8.13%, 10/01/18	9,300	9,520,875
8.50%, 04/15/20	11,171	11,045,326
8.75%, 04/15/22	8,490	7,237,725

Security	Principal (000s)	Value
8.88%, 09/15/20 (Call 06/15/20)[a]	$11,619	$11,531,857
9.25%, 07/01/21	8,860	8,129,050
10.50%, 09/15/22 (Call 06/15/22)[a]	43,783	39,404,700
11.00%, 09/15/25 (Call 06/15/25)[a]	73,742	64,245,041
Hughes Satellite Systems Corp.
5.25%, 08/01/26	15,546	16,303,867
6.50%, 06/15/19	17,337	18,531,086
6.63%, 08/01/26	15,879	17,278,416
7.63%, 06/15/21	19,906	22,611,407
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 10/02/17)[a,b]	20,253	20,595,920
6.50%, 10/01/24 (Call 10/01/19)[a,b]	7,850	8,507,437
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	40,638	33,958,129
7.25%, 10/15/20 (Call 10/02/17)	44,890	42,752,774
7.50%, 04/01/21 (Call 10/02/17)	25,230	23,663,638
8.00%, 02/15/24 (Call 02/15/19)[b]	29,178	31,357,672
9.50%, 09/30/22 [b]	11,897	14,142,559
9.75%, 07/15/25 (Call 07/15/21)[b]	31,607	32,121,654
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 10/02/17)	32,650	20,691,937
8.13%, 06/01/23 (Call 06/01/18)	15,885	9,689,850
Koninklijke KPN NV
VRN, (10 year USD Swap + 5.330%)
7.00%, 03/28/73 (Call 03/28/23)[a,b,d]	12,585	14,205,669
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	11,303	11,640,960

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	$14,364	$14,586,421
5.25%, 03/15/26 (Call 03/15/21)[a]	16,935	17,337,206
5.38%, 08/15/22 (Call 10/02/17)[a]	18,602	19,100,956
5.38%, 01/15/24 (Call 01/15/19)[a]	19,350	19,773,281
5.38%, 05/01/25 (Call 05/01/20)[a]	15,273	15,673,916
5.63%, 02/01/23 (Call 02/01/18)[a]	10,731	11,049,219
6.13%, 01/15/21 (Call 10/02/17)	11,576	11,825,936
Nokia OYJ
3.38%, 06/12/22	8,550	8,635,500
4.38%, 06/12/27[a]	11,650	11,970,375
5.38%, 05/15/19	5,308	5,572,877
SoftBank Group Corp.
4.50%, 04/15/20[b]	52,052	53,808,755
Sprint Communications Inc.
6.00%, 11/15/22	46,540	49,565,100
7.00%, 03/01/20[b]	19,785	21,664,575
7.00%, 08/15/20	30,492	33,388,740
9.00%, 11/15/18[b]	56,378	60,888,240
11.50%, 11/15/21	19,689	24,955,807
Sprint Corp.
7.13%, 06/15/24[a]	50,401	55,383,351
7.25%, 09/15/21[a]	46,303	51,025,906
7.63%, 02/15/25 (Call 11/15/24)[a]	30,747	34,681,217
7.88%, 09/15/23[a]	86,380	98,715,064
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)[a]	4,435	4,580,468
5.13%, 04/15/25 (Call 04/15/20)	10,925	11,471,250
5.38%, 04/15/27 (Call 04/15/22)[a]	11,013	11,849,564
6.00%, 03/01/23 (Call 09/01/18)[a]	27,075	28,542,273
6.00%, 04/15/24 (Call 04/15/19)	23,906	25,489,772

Security	Principal (000s)	Value
6.13%, 01/15/22 (Call 01/15/18)[a]	$17,004	$17,726,670
6.38%, 03/01/25 (Call 09/01/19)[a]	36,269	39,102,516
6.50%, 01/15/24 (Call 01/15/19)	19,761	21,101,043
6.50%, 01/15/26 (Call 01/15/21)[a]	42,981	47,593,192
6.63%, 04/01/23 (Call 04/01/18)[a]	32,969	34,727,346
6.84%, 04/28/23 (Call 04/28/18)	13,238	14,041,190
Telecom Italia Capital SA
7.00%, 06/04/18[a]	2,762	2,850,472
7.18%, 06/18/19[a]	14,603	15,825,271
Telecom Italia SpA/Milano
5.30%, 05/30/24[a,b]	31,087	33,705,458
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[b]	6,065	6,155,028
5.38%, 07/15/22 (Call 10/02/17)[a,b]	21,875	22,121,094
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 09/11/17)[a,b]	38,460	38,940,750
6.50%, 04/30/20 (Call 10/02/17)[a,b]	9,682	10,023,982
7.38%, 04/23/21 (Call 10/02/17)[b]	55,651	57,863,127
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)[a]	12,408	9,585,180
7.50%, 06/01/22 (Call 10/02/17)[a]	8,649	6,746,220
7.50%, 04/01/23 (Call 10/02/17)	423	326,768
7.75%, 10/15/20 (Call 10/02/17)	13,675	12,211,775
7.75%, 10/01/21 (Call 10/02/17)[a]	16,550	13,157,250

		1,875,319,004

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 0.31%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 10/02/17)[b]	$12,678	$10,300,875
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[b]	13,232	13,843,980
6.50%, 06/15/22 (Call 06/15/18)[a,b]	31,629	33,237,335

		57,382,190
TRUCKING & LEASING — 0.36%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a,b]	36,235	37,729,694
5.50%, 02/15/24[a,b]	26,831	27,837,162

		65,566,856

TOTAL CORPORATE BONDS & NOTES
(Cost: $18,104,984,866)		17,869,892,578

SHORT-TERM INVESTMENTS — 24.04%

MONEY MARKET FUNDS — 24.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[f,g,h]	4,210,393	4,211,656,128
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[f,g]	189,259	189,259,040

		4,400,915,168

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,399,779,544)		4,400,915,168

TOTAL INVESTMENTS IN SECURITIES — 121.66%
(Cost: $22,504,764,410)[i]		22,270,807,746
Other Assets, Less Liabilities — (21.66)%		(3,964,896,652)

NET ASSETS — 100.00%		$18,305,911,094

VRN — Variable Rate Note

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Security is perpetual in nature with no stated maturity date.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Schedule 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $22,505,130,704. Net unrealized depreciation was $234,322,958, of which $198,712,045 represented gross unrealized appreciation on investments and $433,035,003 represented gross unrealized depreciation on investments.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares
	4,921,986	—	(711,593)[b]	4,210,393	$4,211,656,128	$236,138	$(495,947)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares
	196,104	—	(6,845)[b]	189,259	189,259,040	—	—		666,915

					$4,400,915,168	$236,138	$(495,947)		$666,915

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$17,869,892,578	$—	$17,869,892,578
Money market funds	4,400,915,168	—	—	4,400,915,168

Total	$4,400,915,168	$17,869,892,578	$—	$22,270,807,746

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.74%

ADVERTISING — 0.18%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$17,893	$18,204,498
3.63%, 05/01/22	13,054	13,676,960
3.65%, 11/01/24 (Call 08/01/24)	8,528	8,807,218
4.45%, 08/15/20	7,718	8,223,257
WPP Finance 2010
3.75%, 09/19/24	10,619	10,876,092
4.75%, 11/21/21[a]	7,745	8,428,089

		68,216,114
AEROSPACE & DEFENSE — 1.35%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	10,945	10,981,574
L3 Technologies Inc.
4.75%, 07/15/20	7,348	7,870,448
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)[a]	17,213	17,504,473
2.90%, 03/01/25 (Call 12/01/24)[a]	2,172	2,187,986
3.35%, 09/15/21[a]	10,314	10,788,721
3.55%, 01/15/26 (Call 10/15/25)[a]	31,613	33,036,214
3.80%, 03/01/45 (Call 09/01/44)[a]	18,650	18,444,828
4.07%, 12/15/42	12,674	13,087,792
4.70%, 05/15/46 (Call 11/15/45)	34,190	38,788,155
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)[a]	6,600	6,753,294
3.25%, 08/01/23	15,733	16,413,149
4.75%, 06/01/43[a]	10,483	11,943,979
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	13,339	13,495,505
3.13%, 10/15/20	13,007	13,517,654
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	14,700	14,944,618

Security	Principal (000s)	Value
3.20%, 03/15/24 (Call 01/15/24)[a]	$18,500	$18,828,436
3.50%, 03/15/27 (Call 12/15/26)[a]	27,955	28,594,392
4.35%, 04/15/47 (Call 10/15/46)[a]	17,640	18,620,405
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)[a]	28,695	28,351,397
2.65%, 11/01/26 (Call 08/01/26)[a]	14,920	14,526,892
2.80%, 05/04/24 (Call 03/04/24)[a]	7,750	7,823,978
3.10%, 06/01/22[a]	41,792	43,105,347
3.13%, 05/04/27 (Call 02/04/27)[a]	17,250	17,296,482
3.75%, 11/01/46 (Call 05/01/46)	22,135	21,324,649
4.15%, 05/15/45 (Call 11/16/44)	13,520	13,875,771
4.50%, 06/01/42	48,549	52,258,697
5.70%, 04/15/40	13,511	16,735,734
6.13%, 07/15/38	11,316	14,597,626

		525,698,196
AGRICULTURE — 1.56%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	235	228,481
2.85%, 08/09/22[a]	37,820	38,637,328
3.88%, 09/16/46 (Call 03/16/46)[a]	29,632	28,783,683
4.00%, 01/31/24[a]	25,772	27,640,877
4.25%, 08/09/42	14,316	14,641,364
4.75%, 05/05/21	20,019	21,861,755
5.38%, 01/31/44	25,854	30,749,535
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	900	874,888
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[b]	23,350	23,527,581
3.22%, 08/15/24 (Call 06/15/24)[a,b]	25,000	25,296,570

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.56%, 08/15/27 (Call 05/15/27)[a,b]	$32,205	$32,655,374
4.39%, 08/15/37 (Call 02/15/37)[b]	22,790	23,456,592
4.54%, 08/15/47 (Call 02/15/47)[b]	25,000	25,832,977
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)[a]	20,358	20,160,806
2.38%, 08/17/22 (Call 07/17/22)	10,000	10,001,170
2.50%, 08/22/22[a]	8,850	8,909,877
2.75%, 02/25/26 (Call 11/25/25)[a]	13,380	13,197,600
2.90%, 11/15/21	13,438	13,773,888
3.25%, 11/10/24	15,941	16,359,109
3.38%, 08/11/25 (Call 05/11/25)[a]	11,800	12,218,375
3.88%, 08/21/42[a]	9,876	9,723,701
4.13%, 03/04/43	13,164	13,426,588
4.25%, 11/10/44	22,216	23,224,338
4.38%, 11/15/41	13,156	13,973,005
4.88%, 11/15/43[a]	12,562	14,239,531
6.38%, 05/16/38	17,295	23,083,116
Reynolds American Inc.
4.00%, 06/12/22	14,989	15,891,308
4.45%, 06/12/25 (Call 03/12/25)	42,294	45,806,259
5.70%, 08/15/35 (Call 02/15/35)	9,545	11,187,613
5.85%, 08/15/45 (Call 02/15/45)	37,950	46,124,009

		605,487,298
APPAREL — 0.07%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)[a]	17,990	17,411,118
3.88%, 11/01/45 (Call 05/01/45)	10,214	10,561,372

		27,972,490
AUTO MANUFACTURERS — 2.25%
American Honda Finance Corp.
1.70%, 09/09/21[a]	16,635	16,410,101
2.45%, 09/24/20[a]	13,945	14,178,756

Security	Principal (000s)	Value
Daimler Finance North America LLC
8.50%, 01/18/31	$28,033	$42,230,021
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	30,280	31,385,078
4.75%, 01/15/43[a]	31,268	30,171,516
5.29%, 12/08/46 (Call 06/08/46)[a]	20,445	20,994,633
7.45%, 07/16/31[a]	25,359	32,477,695
Ford Motor Credit Co. LLC
3.10%, 05/04/23[a]	13,820	13,736,729
3.16%, 08/04/20[a]	12,520	12,788,445
3.20%, 01/15/21[a]	12,175	12,399,020
3.22%, 01/09/22	10,660	10,820,412
3.34%, 03/18/21[a]	22,897	23,445,768
3.34%, 03/28/22 (Call 02/28/22)	1,520	1,547,956
3.66%, 09/08/24[a]	13,157	13,226,108
3.81%, 01/09/24 (Call 11/09/23)[a]	12,695	12,966,584
4.13%, 08/04/25[a]	13,673	14,026,820
4.25%, 09/20/22[a]	9,145	9,651,497
4.38%, 08/06/23[a]	16,071	16,974,576
4.39%, 01/08/26[a]	21,875	22,675,509
5.75%, 02/01/21[a]	17,410	19,134,882
5.88%, 08/02/21[a]	33,924	37,941,565
General Motors Co.
4.88%, 10/02/23[a]	24,755	26,669,079
5.00%, 04/01/35[a]	10,677	10,708,086
5.20%, 04/01/45[a]	14,034	13,892,819
6.25%, 10/02/43	20,570	23,110,942
6.60%, 04/01/36 (Call 10/01/35)	16,370	19,120,474
6.75%, 04/01/46 (Call 10/01/45)[a]	11,820	13,933,587
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)[a]	17,450	17,539,546
3.20%, 07/13/20 (Call 06/13/20)	8,165	8,360,904
3.20%, 07/06/21 (Call 06/06/21)[a]	28,515	28,970,616

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.45%, 01/14/22 (Call 12/14/21)[a]	$15,200	$15,534,345
3.45%, 04/10/22 (Call 02/10/22)[a]	24,624	25,095,843
3.70%, 11/24/20 (Call 10/24/20)	15,685	16,235,096
3.70%, 05/09/23 (Call 03/09/23)[a]	28,122	28,676,968
3.95%, 04/13/24 (Call 02/13/24)[a]	15,800	16,147,766
4.00%, 01/15/25 (Call 10/15/24)[a]	14,594	14,812,573
4.00%, 10/06/26 (Call 07/06/26)[a]	7,870	7,899,718
4.20%, 03/01/21 (Call 02/01/21)	21,688	22,774,382
4.30%, 07/13/25 (Call 04/13/25)[a]	16,995	17,513,244
4.35%, 01/17/27 (Call 10/17/26)	18,905	19,412,261
4.38%, 09/25/21	17,872	18,924,227
5.25%, 03/01/26 (Call 12/01/25)[a]	17,539	19,095,146
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	13,001	12,973,845
2.60%, 01/11/22	25,346	25,825,356
3.20%, 01/11/27[a]	11,175	11,570,372
3.30%, 01/12/22	13,617	14,248,102
3.40%, 09/15/21	9,867	10,365,064
4.50%, 06/17/20	3,000	3,213,295

		871,807,327
BANKS — 26.57%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21[a]	14,385	14,433,403
2.55%, 11/23/21	7,125	7,187,130
2.63%, 05/19/22[a]	650	656,505
2.70%, 11/16/20	12,090	12,335,055
3.70%, 11/16/25[a]	10,810	11,534,738
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	11,810	12,082,256

Security	Principal (000s)	Value
Banco Santander SA
3.50%, 04/11/22[a]	$21,400	$22,018,317
4.25%, 04/11/27[a]	28,400	29,599,281
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)[a]	6,219	6,211,213
2.50%, 10/21/22 (Call 10/21/21)	30,590	30,388,993
2.63%, 10/19/20	23,260	23,582,158
2.63%, 04/19/21[a]	27,825	28,108,373
3.25%, 10/21/27 (Call 10/21/26)	50,650	49,812,877
3.30%, 01/11/23	65,930	67,805,267
3.50%, 04/19/26[a]	50,375	51,337,596
3.88%, 08/01/25[a]	54,824	57,609,350
4.00%, 04/01/24	41,744	44,314,692
4.00%, 01/22/25[a]	33,965	35,140,495
4.10%, 07/24/23[a]	29,151	31,207,451
4.13%, 01/22/24	32,483	34,802,322
4.18%, 11/25/27 (Call 11/25/26)[a]	38,628	40,086,655
4.20%, 08/26/24[a]	43,356	45,564,980
4.25%, 10/22/26	25,513	26,755,993
4.45%, 03/03/26	23,825	25,290,497
4.88%, 04/01/44[a]	25,932	29,575,765
5.00%, 05/13/21[a]	35,460	38,749,316
5.00%, 01/21/44	32,120	37,204,866
5.63%, 07/01/20[a]	13,850	15,169,030
5.70%, 01/24/22	24,926	28,187,762
5.88%, 01/05/21	29,130	32,464,322
5.88%, 02/07/42[a]	15,955	20,419,420
6.11%, 01/29/37	25,589	31,942,030
7.75%, 05/14/38	19,747	28,909,529
VRN, (3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[c]	10,000	10,047,824
VRN, (3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[c]	5,000	5,039,985
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[c]	10,000	10,209,200

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 1.370%)
3.59%, 07/21/28 (Call 07/21/27)[c]	$10,000	$10,119,885
VRN, (3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[c]	15,000	15,344,844
VRN, (3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[c]	15,500	15,931,675
VRN, (3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[c]	15,150	16,006,067
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[c]	4,975	5,370,761
Series L
3.95%, 04/21/25	25,499	26,331,491
Bank of America N.A.
6.00%, 10/15/36	17,995	23,032,049
Bank of Montreal
1.90%, 08/27/21[a]	24,751	24,538,926
2.55%, 11/06/22 (Call 10/06/22)[a]	18,348	18,536,568
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)[a]	8,401	8,380,686
2.20%, 08/16/23 (Call 06/16/23)	14,965	14,732,421
2.45%, 11/27/20 (Call 10/27/20)	11,455	11,608,854
2.45%, 08/17/26 (Call 05/17/26)[a]	12,590	12,150,570
2.50%, 04/15/21 (Call 03/15/21)	13,240	13,427,455
2.60%, 02/07/22 (Call 01/07/22)[a]	27,520	27,938,125
2.80%, 05/04/26 (Call 02/04/26)	11,185	11,117,035

Security	Principal (000s)	Value
3.00%, 02/24/25 (Call 01/24/25)	$14,100	$14,283,605
3.25%, 05/16/27 (Call 02/16/27)[a]	21,500	22,024,914
3.30%, 08/23/29 (Call 05/23/29)	2,500	2,512,000
3.55%, 09/23/21 (Call 08/23/21)	14,657	15,397,004
3.65%, 02/04/24 (Call 01/05/24)	15,361	16,266,337
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[c]	765	789,013
Bank of Nova Scotia (The)
2.35%, 10/21/20[a]	10,270	10,367,722
2.45%, 03/22/21	18,880	19,101,812
2.70%, 03/07/22[a]	36,110	36,658,829
2.80%, 07/21/21[a]	10,836	11,082,388
4.38%, 01/13/21[a]	4,604	4,940,311
4.50%, 12/16/25[a]	17,400	18,497,361
Barclays Bank PLC
5.14%, 10/14/20	10,604	11,363,567
Barclays PLC
3.20%, 08/10/21[a]	11,190	11,413,104
3.25%, 01/12/21[a]	20,190	20,635,706
3.65%, 03/16/25[a]	27,575	27,754,494
3.68%, 01/10/23 (Call 01/10/22)[a]	39,185	40,493,975
4.34%, 01/10/28 (Call 01/10/27)[a]	20,410	21,346,866
4.38%, 09/11/24	24,945	25,578,536
4.38%, 01/12/26[a]	40,931	43,030,539
4.84%, 05/09/28 (Call 05/07/27)[a]	4,560	4,742,823
4.95%, 01/10/47[a]	19,065	20,888,706
5.20%, 05/12/26	34,400	36,777,322
5.25%, 08/17/45	22,304	25,440,123
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	17,270	17,287,097
2.75%, 04/01/22 (Call 03/01/22)[a]	14,950	15,320,533

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
BNP Paribas SA
4.25%, 10/15/24[a]	$12,005	$12,632,009
5.00%, 01/15/21[a]	37,343	40,807,997
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23[a]	17,398	18,045,310
BPCE SA
2.65%, 02/03/21[a]	8,930	9,134,437
2.75%, 12/02/21[a]	24,830	25,230,828
4.00%, 04/15/24[a]	22,100	23,658,684
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)[a]	12,900	13,140,993
3.63%, 09/16/25 (Call 08/16/25)[a]	15,970	16,778,508
3.80%, 10/30/26 (Call 09/30/26)	13,200	14,068,528
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)[a]	7,786	7,907,581
3.20%, 02/05/25 (Call 01/05/25)[a]	16,025	15,995,019
3.50%, 06/15/23[a]	13,911	14,346,437
3.75%, 04/24/24 (Call 03/24/24)[a]	12,055	12,507,061
3.75%, 07/28/26 (Call 06/28/26)[a]	22,850	22,721,871
3.75%, 03/09/27 (Call 02/09/27)[a]	24,895	25,229,452
4.20%, 10/29/25 (Call 09/29/25)[a]	29,302	30,228,239
4.75%, 07/15/21[a]	15,654	16,983,374
Capital One N.A./Mclean VA
2.25%, 09/13/21 (Call 08/13/21)[a]	16,530	16,373,806
2.65%, 08/08/22 (Call 07/08/22)	1,000	997,093
2.95%, 07/23/21 (Call 06/23/21)[a]	19,595	19,919,699
Citigroup Inc.
2.35%, 08/02/21[a]	30,632	30,568,990
2.65%, 10/26/20[a]	36,135	36,639,445

Security	Principal (000s)	Value
2.70%, 03/30/21[a]	$39,530	$40,037,379
2.75%, 04/25/22 (Call 03/25/22)[a]	39,011	39,294,442
2.90%, 12/08/21 (Call 11/08/21)	24,600	25,000,129
3.20%, 10/21/26 (Call 07/21/26)	51,689	51,160,113
3.30%, 04/27/25[a]	22,154	22,508,996
3.40%, 05/01/26[a]	24,813	24,945,849
3.50%, 05/15/23[a]	21,084	21,628,851
3.70%, 01/12/26[a]	30,165	31,082,978
3.75%, 06/16/24[a]	676	710,868
3.88%, 10/25/23	18,454	19,418,011
3.88%, 03/26/25[a]	11,669	11,948,385
4.00%, 08/05/24[a]	13,888	14,449,610
4.05%, 07/30/22[a]	13,681	14,404,219
4.13%, 07/25/28[a]	24,130	24,847,614
4.30%, 11/20/26	19,083	19,939,290
4.40%, 06/10/25	23,529	24,854,158
4.45%, 09/29/27[a]	60,632	64,100,944
4.50%, 01/14/22[a]	32,164	34,697,307
4.60%, 03/09/26[a]	38,550	41,136,547
4.65%, 07/30/45	16,470	18,129,950
4.75%, 05/18/46[a]	21,995	23,656,553
5.30%, 05/06/44	16,120	18,601,974
5.38%, 08/09/20[a]	10,430	11,405,748
5.50%, 09/13/25[a]	18,934	21,396,689
5.88%, 01/30/42[a]	14,130	17,999,544
6.63%, 06/15/32	13,295	16,965,781
6.68%, 09/13/43[a]	22,858	31,016,985
8.13%, 07/15/39	22,753	35,586,593
VRN, (3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[c]	10,000	10,036,222
VRN, (3 mo. LIBOR US + 1.390%)
3.67%, 07/24/28 (Call 07/24/27)[c]	5,000	5,073,850
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[c]	6,990	7,218,351

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[c]	$10,125	$10,597,837
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	15,940	16,062,222
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	9,373	9,922,934
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20[a]	15,340	15,464,018
2.55%, 03/15/21[a]	2,195	2,220,094
Cooperatieve Rabobank UA
3.75%, 07/21/26[a]	16,590	16,894,982
3.88%, 02/08/22	45,060	48,072,234
3.95%, 11/09/22	15,685	16,518,164
4.38%, 08/04/25	19,354	20,544,472
4.50%, 01/11/21	18,185	19,597,293
4.63%, 12/01/23[a]	33,139	36,023,084
5.25%, 05/24/41[a]	24,898	30,768,281
5.25%, 08/04/45[a]	17,241	20,375,540
5.75%, 12/01/43[a]	25,913	32,598,684
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21[a]	33,500	33,947,667
2.75%, 01/10/22[a]	8,420	8,593,268
3.38%, 05/21/25[a]	15,392	15,992,286
Credit Suisse AG/New York NY
3.00%, 10/29/21	30,025	30,831,736
3.63%, 09/09/24[a]	41,160	43,101,855
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20[b]	1,000	1,023,360
3.13%, 12/10/20[a]	23,850	24,408,171
3.45%, 04/16/21[a]	16,932	17,457,866
3.75%, 03/26/25[a]	33,260	34,000,248
3.80%, 09/15/22[a]	31,003	32,411,649
3.80%, 06/09/23[a]	31,700	33,043,180
4.55%, 04/17/26[a]	39,790	42,705,194
4.88%, 05/15/45[a]	24,400	27,264,989
Deutsche Bank AG
2.95%, 08/20/20	9,486	9,619,299

Security	Principal (000s)	Value
3.13%, 01/13/21	$8,340	$8,467,465
3.38%, 05/12/21[a]	28,415	29,063,516
4.10%, 01/13/26	810	841,514
4.25%, 10/14/21[a]	17,300	18,227,110
4.50%, 04/01/25[a]	19,730	19,891,149
Deutsche Bank AG/London
3.70%, 05/30/24[a]	31,263	31,961,997
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	16,544	16,959,473
3.45%, 07/27/26 (Call 04/27/26)	22,270	22,019,309
4.20%, 08/08/23	21,250	22,693,468
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	14,573	14,912,931
4.30%, 01/16/24 (Call 12/16/23)	9,145	9,788,885
8.25%, 03/01/38[a]	10,008	15,341,428
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)[a]	9,500	9,532,556
2.88%, 10/01/21 (Call 09/01/21)[a]	12,455	12,742,214
3.85%, 03/15/26 (Call 02/15/26)[a]	11,050	11,501,652
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)[a]	33,160	32,930,718
2.60%, 12/27/20 (Call 12/27/19)[a]	9,450	9,552,049
2.63%, 04/25/21 (Call 03/25/21)[a]	22,054	22,215,523
2.75%, 09/15/20 (Call 08/15/20)[a]	16,564	16,839,120
2.88%, 02/25/21 (Call 01/25/21)[a]	30,455	31,036,087
3.00%, 04/26/22 (Call 04/26/21)	53,345	54,401,562
3.50%, 01/23/25 (Call 10/23/24)	40,640	41,393,262
3.50%, 11/16/26 (Call 11/16/25)	39,000	39,223,345

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.63%, 01/22/23[a]	$24,218	$25,189,578
3.75%, 05/22/25 (Call 02/22/25)[a]	48,583	50,110,289
3.75%, 02/25/26 (Call 11/25/25)[a]	25,935	26,767,501
3.85%, 07/08/24 (Call 04/08/24)	33,533	35,158,841
3.85%, 01/26/27 (Call 01/26/26)[a]	49,497	50,896,617
4.00%, 03/03/24	41,719	44,201,756
4.25%, 10/21/25[a]	21,055	22,044,389
4.75%, 10/21/45 (Call 04/21/45)[a]	29,655	33,031,658
4.80%, 07/08/44 (Call 01/08/44)[a]	28,121	31,529,538
5.15%, 05/22/45[a]	36,432	41,433,888
5.25%, 07/27/21[a]	35,005	38,531,288
5.75%, 01/24/22[a]	53,567	60,439,234
5.95%, 01/15/27	8,910	10,498,886
6.13%, 02/15/33	37,741	47,482,171
6.25%, 02/01/41[a]	35,075	46,523,494
6.45%, 05/01/36	4,927	6,316,884
6.75%, 10/01/37	81,144	106,796,953
VRN, (3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[c]	11,450	11,498,894
VRN, (3 mo. LIBOR US + 1.053%)
2.91%, 06/05/23 (Call 06/05/22)[c]	2,000	2,010,890
VRN, (3 mo. LIBOR US + 1.510%)
3.69%, 06/05/28 (Call 06/05/27)[c]	2,000	2,036,270
HSBC Bank USA N.A.
4.88%, 08/24/20	13,980	15,073,731
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	11,553	14,151,397
5.88%, 11/01/34	14,190	17,732,701
HSBC Holdings PLC
2.65%, 01/05/22	40,812	41,049,963
2.95%, 05/25/21	38,915	39,727,833
3.40%, 03/08/21[a]	41,140	42,604,526

Security	Principal (000s)	Value
3.60%, 05/25/23[a]	$24,165	$25,216,465
3.90%, 05/25/26	34,978	36,699,831
4.00%, 03/30/22[a]	31,930	33,923,530
4.25%, 03/14/24[a]	18,144	19,039,336
4.25%, 08/18/25	20,000	20,863,110
4.30%, 03/08/26[a]	43,745	47,090,377
4.38%, 11/23/26[a]	32,150	33,785,326
4.88%, 01/14/22[a]	6,712	7,366,045
5.10%, 04/05/21[a]	31,844	34,855,624
5.25%, 03/14/44[a]	21,549	24,969,813
6.10%, 01/14/42	11,298	15,081,437
6.50%, 05/02/36[a]	37,743	48,831,222
6.50%, 09/15/37	43,014	56,297,743
6.80%, 06/01/38	27,710	37,509,334
HSBC USA Inc.
2.75%, 08/07/20[a]	15,865	16,198,600
3.50%, 06/23/24	9,450	9,831,923
5.00%, 09/27/20	11,470	12,376,051
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	3,422	3,393,815
3.15%, 03/14/21 (Call 02/14/21)	20,895	21,506,218
ING Groep NV
3.15%, 03/29/22	25,470	26,090,161
3.95%, 03/29/27[a]	26,250	27,495,799
Intesa Sanpaolo SpA
5.25%, 01/12/24[a]	14,652	16,223,430
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	37,340	37,435,590
2.40%, 06/07/21 (Call 05/07/21)[a]	18,136	18,258,342
2.55%, 10/29/20 (Call 09/29/20)	30,110	30,534,229
2.55%, 03/01/21 (Call 02/01/21)	33,983	34,445,543
2.70%, 05/18/23 (Call 03/18/23)[a]	28,596	28,656,280
2.95%, 10/01/26 (Call 07/01/26)[a]	47,875	47,123,487
2.97%, 01/15/23 (Call 01/15/22)[a]	33,765	34,454,248
3.13%, 01/23/25 (Call 10/23/24)[a]	32,282	32,539,300

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.20%, 01/25/23	$48,818	$50,232,687
3.20%, 06/15/26 (Call 03/15/26)[a]	29,320	29,308,451
3.25%, 09/23/22[a]	47,609	49,229,344
3.30%, 04/01/26 (Call 01/01/26)[a]	35,495	35,773,661
3.38%, 05/01/23[a]	26,713	27,366,322
3.63%, 05/13/24[a]	32,649	34,280,849
3.63%, 12/01/27 (Call 12/01/26)[a]	27,687	27,897,842
3.88%, 02/01/24[a]	23,134	24,601,339
3.88%, 09/10/24	38,760	40,581,813
3.90%, 07/15/25 (Call 04/15/25)[a]	43,349	45,992,595
4.13%, 12/15/26	26,181	27,493,401
4.25%, 10/15/20	35,010	37,256,504
4.25%, 10/01/27[a]	19,851	21,119,798
4.35%, 08/15/21	37,760	40,669,102
4.40%, 07/22/20[a]	23,228	24,768,994
4.50%, 01/24/22[a]	46,819	50,860,861
4.63%, 05/10/21[a]	30,807	33,383,155
4.85%, 02/01/44[a]	17,480	20,245,967
4.95%, 06/01/45[a]	29,148	32,952,114
5.40%, 01/06/42	18,611	22,759,507
5.50%, 10/15/40	21,421	26,400,346
5.60%, 07/15/41[a]	22,946	28,695,790
5.63%, 08/16/43	18,437	22,491,577
6.40%, 05/15/38[a]	30,623	41,215,385
VRN, (3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[c]	15,000	15,117,600
VRN, (3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[c]	15,000	15,257,850
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[a,c]	13,660	14,165,557
VRN, (3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[c]	16,325	16,506,691

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[c]	$10,000	$10,181,700
VRN, (3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48 (Call 07/24/47)[c]	10,000	10,185,525
VRN, (3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[c]	15,250	16,142,735
KeyBank N.A./Cleveland OH
3.30%, 06/01/25[a]	3,880	3,997,692
KeyCorp
2.90%, 09/15/20	11,870	12,148,632
5.10%, 03/24/21	12,360	13,560,333
Lloyds Bank PLC
6.38%, 01/21/21[a]	8,626	9,755,401
Lloyds Banking Group PLC
3.00%, 01/11/22	23,450	23,695,892
3.10%, 07/06/21	16,290	16,607,241
3.75%, 01/11/27	17,970	18,335,778
4.50%, 11/04/24[a]	19,755	21,017,720
4.58%, 12/10/25	22,826	24,081,430
4.65%, 03/24/26[a]	21,808	23,112,088
5.30%, 12/01/45[a]	10,715	12,540,495
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	1,155	1,156,659
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21[a]	17,405	17,287,172
2.67%, 07/25/22	32,875	33,078,322
2.76%, 09/13/26[a]	10,820	10,556,285
2.95%, 03/01/21[a]	43,370	44,299,389
3.00%, 02/22/22[a]	4,065	4,155,987
3.29%, 07/25/27	22,250	22,446,601
3.68%, 02/22/27[a]	17,860	18,703,867
3.85%, 03/01/26	34,780	36,738,090
Mizuho Financial Group Inc.
2.27%, 09/13/21[a]	15,250	15,113,343
2.84%, 09/13/26[a]	8,380	8,223,327
2.95%, 02/28/22[a]	14,800	15,013,295

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Morgan Stanley
2.50%, 04/21/21[a]	$33,560	$33,719,736
2.63%, 11/17/21[a]	40,340	40,611,464
2.75%, 05/19/22[a]	34,150	34,396,966
2.80%, 06/16/20	15,000	15,271,627
3.13%, 07/27/26[a]	41,105	40,574,930
3.63%, 01/20/27[a]	36,030	36,874,359
3.70%, 10/23/24[a]	42,040	43,742,612
3.75%, 02/25/23[a]	36,799	38,597,419
3.88%, 01/27/26[a]	43,586	45,551,920
3.95%, 04/23/27[a]	30,827	31,435,506
4.00%, 07/23/25	47,464	49,997,880
4.10%, 05/22/23	25,079	26,318,848
4.30%, 01/27/45	35,543	37,122,044
4.35%, 09/08/26	37,275	39,168,074
4.38%, 01/22/47[a]	47,123	49,987,159
4.88%, 11/01/22	33,822	36,905,755
5.00%, 11/24/25[a]	26,669	29,331,433
5.50%, 07/24/20	8,439	9,224,524
5.50%, 07/28/21	37,515	41,746,276
5.75%, 01/25/21[a]	33,856	37,615,827
6.38%, 07/24/42	31,214	42,151,969
7.25%, 04/01/32[a]	16,958	23,459,071
VRN, (3 mo. LIBOR US + 1.340%)
3.59%, 07/22/28 (Call 07/22/27)[c]	5,975	6,051,242
VRN, (3 mo. LIBOR US + 1.455%)
3.97%, 07/22/38 (Call 07/22/37)[c]	5,000	5,059,305
Series F
3.88%, 04/29/24[a]	44,769	47,092,059
National Australia Bank Ltd./New York
1.88%, 07/12/21[a]	14,010	13,803,366
2.50%, 05/22/22	18,755	18,796,265
2.50%, 07/12/26	36,225	34,949,326
2.63%, 01/14/21[a]	9,515	9,648,133
2.80%, 01/10/22[a]	8,950	9,116,890
3.00%, 01/20/23[a]	9,394	9,603,352
3.38%, 01/14/26	8,535	8,793,867
Northern Trust Corp.
3.95%, 10/30/25[a]	21,460	23,017,399

Security	Principal (000s)	Value
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[d]	$14,015	$14,035,675
2.45%, 11/05/20 (Call 10/06/20)[d]	9,306	9,435,697
2.45%, 07/28/22 (Call 06/28/22)[d]	625	628,487
2.55%, 12/09/21 (Call 11/09/21)[d]	14,610	14,816,125
2.60%, 07/21/20 (Call 06/21/20)[d]	7,990	8,135,709
2.63%, 02/17/22 (Call 01/18/22)[d]	18,100	18,408,844
2.70%, 11/01/22 (Call 10/01/22)[a,d]	9,942	10,052,319
2.95%, 01/30/23 (Call 12/30/22)[d]	11,318	11,533,408
2.95%, 02/23/25 (Call 01/24/25)[d]	12,780	12,907,294
3.25%, 06/01/25 (Call 05/02/25)[d]	12,340	12,697,550
3.80%, 07/25/23 (Call 06/25/23)[d]	10,573	11,233,644
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[d]	10,900	11,004,456
3.30%, 03/08/22 (Call 02/06/22)[d]	10,729	11,198,668
3.90%, 04/29/24 (Call 03/29/24)[a,d]	6,404	6,794,847
4.38%, 08/11/20[d]	8,704	9,294,257
Royal Bank of Canada
2.35%, 10/30/20[a]	19,010	19,219,230
2.50%, 01/19/21[a]	16,983	17,235,228
2.75%, 02/01/22[a]	2,400	2,456,411
4.65%, 01/27/26[a]	24,231	26,244,557
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	55,965	57,290,884
4.80%, 04/05/26[a]	18,340	19,639,244
Santander Holdings USA Inc.
3.70%, 03/28/22 (Call 02/28/22)[a,b]	17,800	18,171,911

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.40%, 07/13/27 (Call 04/13/27)[b]	$8,575	$8,786,917
4.50%, 07/17/25 (Call 04/17/25)	15,405	16,108,400
Santander Issuances SAU
5.18%, 11/19/25[a]	19,000	20,479,733
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,027	1,044,390
2.88%, 08/05/21[a]	19,130	19,281,819
3.13%, 01/08/21	11,435	11,697,691
3.57%, 01/10/23 (Call 01/10/22)	33,800	34,825,789
Santander UK PLC
4.00%, 03/13/24	8,213	8,754,832
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21[a]	14,400	14,208,204
2.63%, 03/15/21[a]	15,092	15,320,538
State Street Corp.
1.95%, 05/19/21[a]	13,021	12,977,084
2.65%, 05/19/26[a]	27,340	27,014,534
3.10%, 05/15/23[a]	17,548	18,016,618
3.30%, 12/16/24	15,927	16,636,643
3.55%, 08/18/25[a]	17,321	18,331,211
3.70%, 11/20/23	9,810	10,531,170
4.38%, 03/07/21	4,595	4,938,721
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/20[a]	10,120	10,279,181
3.20%, 07/18/22[a]	8,404	8,665,320
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21[a]	19,070	18,859,650
2.44%, 10/19/21[a]	15,630	15,647,751
2.63%, 07/14/26[a]	28,630	27,697,753
2.78%, 07/12/22	25,350	25,631,273
2.85%, 01/11/22[a]	11,750	11,943,004
2.93%, 03/09/21[a]	26,640	27,215,136
3.01%, 10/19/26[a]	19,320	19,200,519
3.36%, 07/12/27	26,975	27,635,858
3.45%, 01/11/27[a]	17,700	18,209,463
3.78%, 03/09/26[a]	19,745	20,774,007
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	10,080	10,061,451

Security	Principal (000s)	Value
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)[a]	$14,850	$15,020,990
2.90%, 03/03/21 (Call 02/03/21)[a]	17,489	17,872,378
Svenska Handelsbanken AB
1.88%, 09/07/21[a]	7,750	7,664,452
2.40%, 10/01/20[a]	8,160	8,255,369
2.45%, 03/30/21	24,880	25,170,787
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	15,600	15,622,021
Toronto-Dominion Bank (The)
1.80%, 07/13/21[a]	21,183	20,964,243
2.13%, 04/07/21	24,975	25,051,613
2.50%, 12/14/20[a]	26,090	26,524,352
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	11,305	11,429,372
2.63%, 01/24/22 (Call 12/23/21)[a]	25,427	25,907,944
2.95%, 07/15/22 (Call 06/15/22)	22,432	23,033,330
3.00%, 03/15/22 (Call 02/15/22)[a]	11,587	11,982,900
3.10%, 04/27/26 (Call 03/27/26)[a]	14,582	14,666,427
3.70%, 01/30/24 (Call 12/29/23)	12,355	13,157,844
4.13%, 05/24/21 (Call 04/23/21)[a]	11,189	11,993,891
Series F
3.60%, 09/11/24 (Call 08/11/24)	16,176	16,986,542
Series V
2.38%, 07/22/26 (Call 06/22/26)	21,895	21,105,771
Series X
3.15%, 04/27/27 (Call 03/27/27)[a]	21,300	21,657,256
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)[a]	14,882	14,919,486

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Wachovia Corp.
5.50%, 08/01/35	$9,332	$11,037,294
Wells Fargo & Co.
2.10%, 07/26/21[a]	55,300	55,153,892
2.50%, 03/04/21[a]	39,662	40,063,375
2.55%, 12/07/20[a]	33,112	33,557,512
2.60%, 07/22/20	35,235	35,796,396
2.63%, 07/22/22	41,172	41,379,338
3.00%, 01/22/21	24,489	25,183,224
3.00%, 02/19/25[a]	35,520	35,576,999
3.00%, 04/22/26[a]	48,580	48,089,104
3.00%, 10/23/26[a]	56,765	56,078,955
3.07%, 01/24/23 (Call 01/24/22)	70,815	72,373,461
3.30%, 09/09/24[a]	25,608	26,279,406
3.50%, 03/08/22	38,851	40,626,005
3.55%, 09/29/25	32,801	33,965,731
3.90%, 05/01/45[a]	36,287	36,656,082
4.10%, 06/03/26[a]	22,270	23,381,892
4.13%, 08/15/23[a]	13,244	14,116,006
4.30%, 07/22/27[a]	33,780	36,075,398
4.40%, 06/14/46[a]	19,640	20,370,441
4.60%, 04/01/21[a]	32,750	35,385,926
4.65%, 11/04/44	32,035	34,105,877
4.75%, 12/07/46	31,545	34,307,020
4.90%, 11/17/45	24,828	27,416,816
5.38%, 02/07/35	10,856	13,107,786
5.38%, 11/02/43[a]	31,375	36,653,025
5.61%, 01/15/44	43,495	52,422,440
Series M
3.45%, 02/13/23[a]	29,802	30,691,953
Wells Fargo Bank N.A.
5.85%, 02/01/37	11,270	14,173,481
6.60%, 01/15/38	15,089	20,775,475
Westpac Banking Corp.
2.00%, 08/19/21[a]	21,350	21,187,559
2.10%, 05/13/21	15,645	15,610,554
2.50%, 06/28/22	1,800	1,808,978
2.60%, 11/23/20	19,990	20,303,495
2.70%, 08/19/26[a]	14,392	14,088,497
2.80%, 01/11/22[a]	13,561	13,854,646
2.85%, 05/13/26[a]	22,320	22,129,526
3.35%, 03/08/27[a]	24,430	25,072,348

		10,313,593,045

Security	Principal (000s)	Value
BEVERAGES — 3.62%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23[a]	$15,973	$16,053,963
2.65%, 02/01/21 (Call 01/01/21)[a]	104,070	106,184,411
3.30%, 02/01/23 (Call 12/01/22)[a]	80,081	83,154,325
3.65%, 02/01/26 (Call 11/01/25)[a]	155,456	161,664,866
3.70%, 02/01/24[a]	22,491	23,856,750
4.00%, 01/17/43[a]	6,888	6,928,433
4.63%, 02/01/44	13,260	14,571,365
4.70%, 02/01/36 (Call 08/01/35)	91,118	101,446,854
4.90%, 02/01/46 (Call 08/01/45)[a]	166,050	188,348,589
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	47,773	48,198,280
3.75%, 01/15/22[a]	33,290	35,362,096
3.75%, 07/15/42	14,648	14,236,048
4.44%, 10/06/48 (Call 04/06/48)	775	830,381
4.95%, 01/15/42[a]	22,670	25,743,181
8.20%, 01/15/39[a]	18,307	29,175,582
Coca-Cola Co. (The)
1.55%, 09/01/21[a]	1,590	1,565,518
1.88%, 10/27/20	21,715	21,796,136
2.25%, 09/01/26[a]	17,785	17,108,949
2.45%, 11/01/20[a]	8,314	8,481,422
2.50%, 04/01/23	14,574	14,732,325
2.88%, 10/27/25	26,895	27,308,747
3.15%, 11/15/20	13,041	13,588,976
3.20%, 11/01/23	26,867	28,108,277
3.30%, 09/01/21[a]	15,921	16,761,228
Constellation Brands Inc.
4.25%, 05/01/23	20	21,562
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	17,436	17,771,286
Diageo Investment Corp.
2.88%, 05/11/22[a]	11,609	11,956,233

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	$12,722	$12,566,206
3.00%, 07/15/26 (Call 04/15/26)[a]	29,815	29,213,945
4.20%, 07/15/46 (Call 01/15/46)[a]	24,073	24,040,160
5.00%, 05/01/42[a]	21,282	23,652,236
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29	12,640	17,383,835
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	7,995	7,903,419
2.15%, 10/14/20 (Call 09/14/20)[a]	12,250	12,391,361
2.25%, 05/02/22 (Call 04/02/22)[a]	11,160	11,248,564
2.38%, 10/06/26 (Call 07/06/26)[a]	17,840	17,283,470
2.75%, 03/05/22	16,087	16,578,670
2.75%, 03/01/23	18,773	19,290,900
2.75%, 04/30/25 (Call 01/30/25)	13,285	13,405,668
2.85%, 02/24/26 (Call 11/24/25)[a]	10,026	10,098,702
3.00%, 08/25/21[a]	7,401	7,696,646
3.10%, 07/17/22 (Call 05/17/22)[a]	7,745	8,088,524
3.13%, 11/01/20[a]	13,258	13,783,053
3.45%, 10/06/46 (Call 04/06/46)[a]	31,494	30,135,881
3.60%, 03/01/24 (Call 12/01/23)[a]	16,695	17,818,084
4.00%, 03/05/42[a]	5,689	5,944,562
4.00%, 05/02/47 (Call 11/02/46)[a]	10,575	11,108,477
4.45%, 04/14/46 (Call 10/14/45)[a]	31,055	34,864,393
4.88%, 11/01/40	8,676	10,179,061
5.50%, 01/15/40	12,884	16,240,417

		1,405,872,017

Security	Principal (000s)	Value
BIOTECHNOLOGY — 2.43%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	$14,320	$14,112,416
2.25%, 08/19/23 (Call 06/19/23)[a]	8,650	8,469,417
2.60%, 08/19/26 (Call 05/19/26)[a]	17,260	16,581,105
2.65%, 05/11/22 (Call 04/11/22)	25,640	25,845,282
3.13%, 05/01/25 (Call 02/01/25)[a]	15,600	15,765,853
3.45%, 10/01/20[a]	10,395	10,820,246
3.63%, 05/15/22 (Call 02/15/22)[a]	14,577	15,279,270
3.63%, 05/22/24 (Call 02/22/24)	23,100	24,266,395
3.88%, 11/15/21 (Call 08/15/21)[a]	28,728	30,421,363
4.10%, 06/15/21 (Call 03/15/21)	17,511	18,604,917
4.40%, 05/01/45 (Call 11/01/44)[a]	33,692	35,282,121
4.56%, 06/15/48 (Call 12/15/47)[a]	21,427	22,786,820
4.66%, 06/15/51 (Call 12/15/50)[a]	46,718	50,724,064
5.15%, 11/15/41 (Call 05/15/41)	10,470	12,072,463
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	24,950	26,233,263
5.25%, 06/23/45 (Call 12/23/44)	17,899	20,737,715
Biogen Inc.
2.90%, 09/15/20	15,040	15,383,884
3.63%, 09/15/22	16,085	16,893,215
4.05%, 09/15/25 (Call 06/15/25)[a]	29,510	31,510,881
5.20%, 09/15/45 (Call 03/15/45)[a]	27,035	31,115,593
Celgene Corp.
3.25%, 08/15/22[a]	17,206	17,774,058
3.55%, 08/15/22[a]	22,656	23,752,797

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.63%, 05/15/24 (Call 02/15/24)[a]	$14,441	$15,081,622
3.88%, 08/15/25 (Call 05/15/25)	35,355	37,421,362
4.63%, 05/15/44 (Call 11/15/43)	13,455	14,483,862
5.00%, 08/15/45 (Call 02/15/45)[a]	31,604	36,029,824
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)[a]	4,570	4,556,076
2.55%, 09/01/20[a]	19,149	19,491,980
2.95%, 03/01/27 (Call 12/01/26)[a]	28,980	28,798,901
3.25%, 09/01/22 (Call 07/01/22)[a]	24,065	25,020,032
3.50%, 02/01/25 (Call 11/01/24)[a]	25,807	27,006,553
3.65%, 03/01/26 (Call 12/01/25)[a]	28,977	30,465,705
3.70%, 04/01/24 (Call 01/01/24)[a]	14,840	15,720,347
4.00%, 09/01/36 (Call 03/01/36)[a]	9,130	9,374,741
4.15%, 03/01/47 (Call 09/01/46)[a]	38,578	39,628,934
4.40%, 12/01/21 (Call 09/01/21)	21,804	23,635,418
4.50%, 04/01/21 (Call 01/01/21)	19,544	21,084,310
4.50%, 02/01/45 (Call 08/01/44)[a]	21,218	22,837,099
4.60%, 09/01/35 (Call 03/01/35)[a]	14,848	16,341,159
4.75%, 03/01/46 (Call 09/01/45)	28,356	31,695,412
4.80%, 04/01/44 (Call 10/01/43)	21,250	23,839,485
5.65%, 12/01/41 (Call 06/01/41)	14,097	17,531,855

		944,477,815
CHEMICALS — 1.33%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	13,952	14,321,304

Security	Principal (000s)	Value
3.50%, 10/01/24 (Call 07/01/24)[a]	$14,934	$15,529,293
4.13%, 11/15/21 (Call 08/15/21)	18,291	19,550,065
4.25%, 11/15/20 (Call 08/15/20)	19,659	20,871,370
4.38%, 11/15/42 (Call 05/15/42)[a]	29,415	30,189,809
5.25%, 11/15/41 (Call 05/15/41)	20,658	23,642,744
7.38%, 11/01/29	7,417	10,005,536
9.40%, 05/15/39[a]	10,286	17,286,443
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)[a]	6,217	6,474,172
3.80%, 03/15/25 (Call 12/15/24)	648	672,134
4.65%, 10/15/44 (Call 04/15/44)	13,780	14,634,889
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	23,914	24,301,488
3.63%, 01/15/21[a]	11,263	11,844,698
4.15%, 02/15/43	14,244	14,581,341
LYB International Finance BV
4.00%, 07/15/23[a]	9,536	10,153,442
4.88%, 03/15/44 (Call 09/15/43)[a]	10,331	11,223,869
5.25%, 07/15/43[a]	13,593	15,385,633
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)[a]	26,235	26,273,767
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)[a]	13,764	13,879,741
5.75%, 04/15/24 (Call 01/15/24)[a]	28,185	32,407,575
6.00%, 11/15/21 (Call 08/17/21)	8,753	9,904,620
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	9,759	10,038,508
4.40%, 07/15/44 (Call 01/15/44)	14,560	14,986,355

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.70%, 07/15/64 (Call 01/15/64)	$10,565	$10,790,284
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	25,915	27,158,285
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	7,477	7,707,815
Rohm & Haas Co.
7.85%, 07/15/29[a]	9,051	12,537,423
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)[a]	29,875	30,070,693
3.45%, 06/01/27 (Call 03/01/27)[a]	25,140	25,451,248
4.50%, 06/01/47 (Call 12/01/46)[a]	20,315	21,331,727
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)[a]	12,360	12,444,759

		515,651,030
COMMERCIAL SERVICES — 0.25%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	14,172	14,358,557
3.38%, 09/15/25 (Call 06/15/25)[a]	14,077	14,720,539
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	13,644	13,299,943
4.35%, 12/08/21[a]	16,805	18,286,284
5.50%, 12/08/41	10,413	12,899,987
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)[a]	10,235	11,127,071
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)[a]	6,050	6,315,131
4.80%, 04/01/26 (Call 01/01/26)	4,749	5,263,536

		96,271,048

Security	Principal (000s)	Value
COMPUTERS — 3.81%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)[a]	$14,575	$14,350,181
2.15%, 02/09/22	17,895	17,929,895
2.25%, 02/23/21 (Call 01/23/21)	42,860	43,330,594
2.30%, 05/11/22 (Call 04/11/22)[a]	27,710	27,895,579
2.40%, 05/03/23[a]	77,650	77,855,990
2.45%, 08/04/26 (Call 05/04/26)[a]	30,458	29,543,496
2.50%, 02/09/22 (Call 01/09/22)	24,210	24,641,444
2.50%, 02/09/25[a]	20,153	19,951,639
2.70%, 05/13/22[a]	22,869	23,427,978
2.85%, 05/06/21[a]	46,091	47,526,947
2.85%, 02/23/23 (Call 12/23/22)[a]	17,179	17,623,831
2.85%, 05/11/24 (Call 03/11/24)[a]	23,320	24,047,712
3.00%, 02/09/24 (Call 12/09/23)	29,789	30,618,779
3.00%, 06/20/27 (Call 03/20/27)	9,560	9,629,476
3.20%, 05/13/25[a]	19,515	20,171,247
3.20%, 05/11/27 (Call 02/11/27)[a]	33,480	34,257,436
3.25%, 02/23/26 (Call 11/23/25)[a]	44,585	46,013,200
3.35%, 02/09/27 (Call 11/09/26)[a]	47,860	49,518,478
3.45%, 05/06/24[a]	34,639	36,499,114
3.45%, 02/09/45[a]	31,058	29,639,308
3.85%, 05/04/43[a]	35,956	36,533,791
3.85%, 08/04/46 (Call 02/04/46)[a]	30,520	31,018,035
4.25%, 02/09/47 (Call 08/09/46)[a]	28,525	30,829,141
4.38%, 05/13/45	26,530	29,122,265
4.45%, 05/06/44	7,683	8,540,363
4.50%, 02/23/36 (Call 08/23/35)[a]	11,058	12,591,168

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.65%, 02/23/46 (Call 08/23/45)	$54,110	$61,845,593
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[b]	56,523	59,593,205
5.45%, 06/15/23 (Call 04/15/23)[a,b]	41,199	45,171,848
6.02%, 06/15/26 (Call 03/15/26)[a,b]	58,043	64,845,257
8.10%, 07/15/36 (Call 01/15/36)[a,b]	25,765	32,402,937
8.35%, 07/15/46 (Call 01/15/46)[a,b]	32,624	42,280,414
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	39,740	41,236,314
4.40%, 10/15/22 (Call 08/15/22)[a]	14,760	15,763,636
4.90%, 10/15/25 (Call 07/15/25)[a]	29,740	31,486,154
6.20%, 10/15/35 (Call 04/15/35)	8,332	8,985,792
6.35%, 10/15/45 (Call 04/15/45)[a]	31,216	33,120,882
HP Inc.
4.30%, 06/01/21[a]	12,805	13,641,087
4.38%, 09/15/21[a]	13,025	13,909,864
4.65%, 12/09/21[a]	28,253	30,576,504
6.00%, 09/15/41	12,552	13,368,777
International Business Machines Corp.
1.88%, 08/01/22	11,091	10,917,180
2.25%, 02/19/21	10,710	10,840,422
2.50%, 01/27/22[a]	8,980	9,131,026
2.88%, 11/09/22	16,620	17,047,935
3.30%, 01/27/27[a]	1,290	1,318,354
3.38%, 08/01/23[a]	23,684	24,761,269
3.45%, 02/19/26[a]	25,318	26,218,404
3.63%, 02/12/24[a]	29,223	30,875,195
4.00%, 06/20/42[a]	16,684	16,844,802
4.70%, 02/19/46[a]	1,380	1,541,306

Security	Principal (000s)	Value
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[b]	$17,150	$16,892,750
4.75%, 06/01/23[a]	14,524	14,651,085
4.75%, 01/01/25[a]	14,961	14,568,274

		1,476,943,353
COSMETICS & PERSONAL CARE — 0.38%
Procter & Gamble Co. (The)
1.70%, 11/03/21[a]	10,719	10,638,166
2.15%, 08/11/22	10,350	10,429,768
2.30%, 02/06/22	9,799	9,949,053
2.45%, 11/03/26[a]	12,060	11,900,882
2.85%, 08/11/27[a]	5,000	5,072,874
3.10%, 08/15/23[a]	18,894	19,836,149
5.55%, 03/05/37[a]	15,913	21,315,435
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)[a]	18,700	18,696,146
2.90%, 05/05/27 (Call 02/05/27)[a]	15,600	15,504,815
4.25%, 02/10/21	8,048	8,662,983
5.90%, 11/15/32	11,459	14,982,510

		146,988,781
DIVERSIFIED FINANCIAL SERVICES — 2.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	19,700	19,759,797
3.95%, 02/01/22 (Call 01/01/22)[a]	31,920	33,323,481
4.50%, 05/15/21	20,535	21,803,845
4.63%, 10/30/20	5,205	5,544,130
5.00%, 10/01/21	17,549	18,987,985
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)[a]	9,080	9,091,234
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	6,000	6,017,379
2.65%, 12/02/22[a]	22,533	22,870,954
4.05%, 12/03/42	20,934	21,414,354
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)[a]	24,545	24,646,263

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.38%, 05/26/20 (Call 04/25/20)[a]	$4,000	$4,046,616
2.70%, 03/03/22 (Call 01/31/22)[a]	27,050	27,567,943
3.30%, 05/03/27 (Call 04/03/27)	22,300	22,731,527
Series F
2.60%, 09/14/20 (Call 08/14/20)[a]	13,811	14,054,659
Ameriprise Financial Inc.
4.00%, 10/15/23[a]	20,553	22,206,729
Capital One Bank USA N.A.
3.38%, 02/15/23	21,095	21,474,666
CME Group Inc.
3.00%, 09/15/22	12,158	12,560,424
3.00%, 03/15/25 (Call 12/15/24)	19,989	20,465,338
5.30%, 09/15/43 (Call 03/15/43)[a]	8,271	10,480,776
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	10,430	10,681,202
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[b]	200	202,246
2.34%, 11/15/20[a]	81,175	82,087,496
3.37%, 11/15/25[a]	36,059	37,611,102
4.42%, 11/15/35	158,134	172,259,683
HSBC Finance Corp.
6.68%, 01/15/21[a]	35,376	40,243,048
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	16,605	16,989,716
3.75%, 12/01/25 (Call 09/01/25)	31,489	33,647,297
4.00%, 10/15/23[a]	5,235	5,658,042
International Lease Finance Corp.
5.88%, 08/15/22	10,740	12,145,768
8.25%, 12/15/20	13,932	16,362,033
Jefferies Group LLC
4.85%, 01/15/27	5,650	6,039,160
6.88%, 04/15/21	6,472	7,377,696

Security	Principal (000s)	Value
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	$12,840	$13,020,839
3.38%, 04/01/24[a]	21,710	22,845,103
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)[a]	880	870,093
3.75%, 08/15/21 (Call 06/15/21)[a]	12,050	12,463,358
4.25%, 08/15/24 (Call 05/15/24)[a]	19,255	20,126,156
4.50%, 07/23/25 (Call 04/24/25)	14,642	15,389,624
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	5,000	5,124,311
3.30%, 04/01/27 (Call 01/01/27)[a]	22,200	22,592,827
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)[a]	30,366	30,749,808
2.80%, 12/14/22 (Call 10/14/22)[a]	34,678	35,576,975
3.15%, 12/14/25 (Call 09/14/25)	65,755	67,697,567
4.15%, 12/14/35 (Call 06/14/35)[a]	22,539	24,637,953
4.30%, 12/14/45 (Call 06/14/45)[a]	50,643	56,608,523

		1,108,055,726
ELECTRIC — 1.76%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	10,481	11,553,514
5.15%, 11/15/43 (Call 05/15/43)[a]	12,494	14,906,989
6.13%, 04/01/36[a]	22,859	29,857,804
6.50%, 09/15/37	14,311	19,512,781
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	10,136	11,325,363
4.63%, 12/01/54 (Call 06/01/54)[a]	9,740	11,112,007

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)[a]	$3,650	$3,866,199
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	600	624,945
5.30%, 02/15/40[a]	10,717	13,314,371
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)[a]	14,519	14,316,252
2.65%, 09/01/26 (Call 06/01/26)	28,740	27,804,496
3.75%, 04/15/24 (Call 01/15/24)[a]	13,688	14,515,741
3.75%, 09/01/46 (Call 03/01/46)[a]	23,415	22,670,403
Duke Energy Florida LLC
6.40%, 06/15/38	11,406	15,818,955
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	14,238	14,363,589
3.55%, 06/15/26 (Call 03/15/26)	16,978	17,262,339
4.75%, 06/15/46 (Call 12/15/45)	19,194	20,563,697
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	4,320	4,409,584
3.40%, 04/15/26 (Call 01/15/26)[a]	8,240	8,360,740
3.50%, 06/01/22 (Call 05/01/22)	7,200	7,463,238
3.95%, 06/15/25 (Call 03/15/25)	16,636	17,554,778
4.45%, 04/15/46 (Call 10/15/45)	12,505	13,237,603
5.10%, 06/15/45 (Call 12/15/44)	1,799	2,076,882
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	10,758	11,192,529
6.25%, 10/01/39[a]	12,381	13,791,028

Security	Principal (000s)	Value
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	$10,260	$10,924,045
Series C
7.38%, 11/15/31	18,561	24,944,761
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)	25,030	24,486,556
Georgia Power Co.
4.30%, 03/15/42	13,042	13,772,065
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	6,500	6,751,824
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	9,913	11,976,426
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	12,032	12,559,227
5.40%, 01/15/40	12,481	15,447,565
5.80%, 03/01/37[a]	11,837	15,296,856
6.05%, 03/01/34	41,191	53,760,244
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	9,536	11,148,547
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)[a]	25,325	25,299,761
2.95%, 07/01/23 (Call 05/01/23)[a]	16,242	16,447,651
3.25%, 07/01/26 (Call 04/01/26)[a]	37,593	37,524,648
4.40%, 07/01/46 (Call 01/01/46)[a]	31,161	32,435,463
Virginia Electric & Power Co.
Series A
3.15%, 01/15/26 (Call 10/15/25)[a]	13,273	13,584,605
3.50%, 03/15/27 (Call 12/15/26)	14,630	15,342,326

		683,178,397

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
ELECTRONICS — 0.29%
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	$3,625	$3,632,392
3.15%, 06/15/26 (Call 03/15/26)[a]	24,785	25,032,766
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	22,370	22,149,461
2.50%, 11/01/26 (Call 08/01/26)[a]	32,440	31,524,751
4.25%, 03/01/21	9,039	9,718,414
Koninklijke Philips NV
3.75%, 03/15/22	18,281	19,356,643

		111,414,427
ENGINEERING & CONSTRUCTION — 0.06%
ABB Finance USA Inc.
2.88%, 05/08/22	19,235	19,811,052
4.38%, 05/08/42	4,382	4,797,630

		24,608,682
ENVIRONMENTAL CONTROL — 0.05%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	10,060	10,521,414
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	9,889	10,547,592

		21,069,006
FOOD — 1.17%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	10,934	11,294,699
3.20%, 02/10/27 (Call 11/10/26)[a]	5,000	5,028,316
JM Smucker Co. (The)
3.50%, 10/15/21[a]	3,865	4,049,077
3.50%, 03/15/25[a]	20,070	20,815,323
Kellogg Co.
3.25%, 04/01/26	6,960	7,018,024
4.00%, 12/15/20[a]	7,757	8,220,360
Series B
7.45%, 04/01/31[a]	1,196	1,646,157

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)[a]	$35,586	$34,292,926
3.50%, 06/06/22[a]	31,894	33,153,063
3.50%, 07/15/22 (Call 05/15/22)	14,015	14,541,061
3.95%, 07/15/25 (Call 04/15/25)	28,075	29,029,202
4.38%, 06/01/46 (Call 12/01/45)[a]	43,682	42,486,262
5.00%, 07/15/35 (Call 01/15/35)[a]	15,606	17,012,956
5.00%, 06/04/42	24,515	25,904,527
5.20%, 07/15/45 (Call 01/15/45)[a]	33,823	36,652,771
6.50%, 02/09/40	12,304	15,380,634
6.88%, 01/26/39	10,516	13,545,316
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)[a]	12,040	11,208,603
4.45%, 02/01/47 (Call 08/01/46)[a]	20,290	19,543,446
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	11,020	11,195,615
3.25%, 07/15/27 (Call 04/15/27)	3,930	3,964,124
3.30%, 07/15/26 (Call 04/15/26)[a]	14,341	14,522,594
3.75%, 10/01/25 (Call 07/01/25)	7,688	8,067,023
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)[a]	21,180	21,673,471
3.95%, 08/15/24 (Call 05/15/24)[a]	14,810	15,740,884
4.50%, 06/15/22 (Call 03/15/22)	12,940	14,079,199
4.55%, 06/02/47 (Call 12/02/46)[a]	12,550	13,449,191

		453,514,824

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.20%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)[a]	$29,287	$28,477,695
3.65%, 06/15/24 (Call 03/15/24)	10,725	11,151,366
4.35%, 08/15/48 (Call 02/15/48)	5,000	5,070,517
4.40%, 08/15/47 (Call 02/15/47)[a]	13,640	13,882,579
4.75%, 02/15/22 (Call 11/15/21)[a]	5,410	5,951,113
4.80%, 06/15/44 (Call 12/15/43)	9,050	9,701,215
7.30%, 11/15/39	1,050	1,448,992

		75,683,477
GAS — 0.17%
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)[a]	12,263	12,549,878
4.38%, 05/15/47 (Call 11/15/46)[a]	22,550	24,028,529
4.80%, 02/15/44 (Call 08/15/43)	7,531	8,414,669
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	11,450	11,443,927
6.00%, 10/15/39	7,960	10,216,272

		66,653,275
HEALTH CARE – PRODUCTS — 2.29%
Abbott Laboratories
2.55%, 03/15/22[a]	9,913	9,904,559
2.90%, 11/30/21 (Call 10/30/21)[a]	40,506	41,172,413
2.95%, 03/15/25 (Call 12/15/24)	12,890	12,748,425
3.25%, 04/15/23 (Call 01/15/23)[a]	10,891	11,204,543
3.40%, 11/30/23 (Call 09/30/23)	16,805	17,317,561
3.75%, 11/30/26 (Call 08/30/26)[a]	39,235	40,548,811
4.75%, 11/30/36 (Call 05/30/36)[a]	33,875	37,272,608

Security	Principal (000s)	Value
4.90%, 11/30/46 (Call 05/30/46)	$49,524	$55,342,575
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	40,435	40,594,132
3.13%, 11/08/21[a]	7,065	7,219,962
3.36%, 06/06/24 (Call 04/06/24)	43,227	43,752,476
3.70%, 06/06/27 (Call 03/06/27)	33,429	33,907,767
3.73%, 12/15/24 (Call 09/15/24)[a]	28,145	29,050,664
4.67%, 06/06/47 (Call 12/06/46)[a]	22,020	23,048,739
4.69%, 12/15/44 (Call 06/15/44)[a]	13,002	13,632,087
Boston Scientific Corp.
3.85%, 05/15/25	17,272	18,061,479
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	20,450	21,141,754
Medtronic Inc.
3.15%, 03/15/22[a]	45,017	46,836,155
3.50%, 03/15/25	53,896	56,779,592
3.63%, 03/15/24 (Call 12/15/23)	11,493	12,226,417
4.38%, 03/15/35[a]	35,444	39,205,548
4.63%, 03/15/45[a]	62,568	70,995,472
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	10,946	11,143,502
3.38%, 11/01/25 (Call 08/01/25)	10,453	10,782,936
3.50%, 03/15/26 (Call 12/15/25)[a]	13,005	13,490,656
4.63%, 03/15/46 (Call 09/15/45)	17,752	19,599,862
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	27,376	27,037,868
3.00%, 04/15/23 (Call 02/15/23)[a]	19,720	20,112,180
3.15%, 01/15/23 (Call 10/15/22)	12,588	12,947,638

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.30%, 02/15/22[a]	$8,542	$8,848,748
3.60%, 08/15/21 (Call 05/15/21)[a]	11,606	12,134,104
4.10%, 08/15/47 (Call 02/15/47)	50	50,418
4.15%, 02/01/24 (Call 11/01/23)	19,636	21,130,510
4.50%, 03/01/21[a]	10,866	11,682,855
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)[a]	9,465	9,668,159
3.55%, 04/01/25 (Call 01/01/25)[a]	27,357	27,792,603

		888,385,778
HEALTH CARE – SERVICES — 1.31%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	13,425	13,612,955
2.80%, 06/15/23 (Call 04/15/23)	28,250	28,663,515
3.50%, 11/15/24 (Call 08/15/24)[a]	13,291	13,917,494
3.88%, 08/15/47 (Call 02/15/47)	2,640	2,701,610
6.63%, 06/15/36	9,038	12,400,532
Anthem Inc.
3.13%, 05/15/22	11,796	12,140,795
3.30%, 01/15/23[a]	16,060	16,619,927
3.50%, 08/15/24 (Call 05/15/24)	11,395	11,868,748
4.63%, 05/15/42	23,026	25,151,790
4.65%, 01/15/43	18,278	20,085,089
4.65%, 08/15/44 (Call 02/15/44)	9,838	10,818,353
5.85%, 01/15/36	8,417	10,374,064
6.38%, 06/15/37	360	470,358
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	10,655	10,838,552
4.00%, 02/15/22 (Call 11/15/21)	7,309	7,764,791
5.38%, 02/15/42 (Call 08/15/41)[a]	13,220	16,127,783

Security	Principal (000s)	Value
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)[a]	$13,435	$15,481,820
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	325	350,251
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	14,461	14,962,121
4.70%, 02/01/45 (Call 08/01/44)	13,667	14,383,426
UnitedHealth Group Inc.
2.13%, 03/15/21	9,804	9,833,691
2.88%, 12/15/21[a]	8,452	8,701,996
2.88%, 03/15/22 (Call 12/15/21)	15,422	15,835,526
2.88%, 03/15/23	8,547	8,750,343
3.10%, 03/15/26	17,490	17,790,286
3.35%, 07/15/22	13,320	13,985,594
3.38%, 04/15/27[a]	1,635	1,693,822
3.45%, 01/15/27[a]	25,036	26,091,796
3.75%, 07/15/25[a]	44,202	47,021,464
4.20%, 01/15/47 (Call 07/15/46)	17,245	18,566,048
4.25%, 03/15/43 (Call 09/15/42)	10,250	11,064,480
4.25%, 04/15/47 (Call 10/15/46)[a]	2,430	2,636,288
4.63%, 07/15/35	12,620	14,486,369
4.75%, 07/15/45[a]	26,845	31,313,812
5.80%, 03/15/36[a]	5,390	6,890,815
6.88%, 02/15/38	9,965	14,386,187

		507,782,491
HOUSEWARES — 0.28%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	13,450	13,834,515
3.85%, 04/01/23 (Call 02/01/23)[a]	30,772	32,538,947
4.20%, 04/01/26 (Call 01/01/26)	28,155	30,001,301

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.50%, 04/01/46 (Call 10/01/45)[a]	$27,724	$33,262,260

		109,637,023
INSURANCE — 1.87%
Aflac Inc.
3.63%, 11/15/24[a]	20,173	21,339,943
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	20,203	20,895,896
3.75%, 07/10/25 (Call 04/10/25)	24,435	25,357,905
3.88%, 01/15/35 (Call 07/15/34)	21,511	21,250,252
3.90%, 04/01/26 (Call 01/01/26)[a]	28,731	30,021,059
4.13%, 02/15/24[a]	14,885	15,943,971
4.38%, 01/15/55 (Call 07/15/54)	10,356	10,190,272
4.50%, 07/16/44 (Call 01/16/44)[a]	31,537	32,821,067
4.80%, 07/10/45 (Call 01/10/45)[a]	11,340	12,340,965
4.88%, 06/01/22[a]	25,277	27,940,367
6.25%, 05/01/36[a]	10,123	12,847,614
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	10,250	10,914,526
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	13,019	13,543,875
4.25%, 01/15/21[a]	8,131	8,773,116
5.75%, 01/15/40[a]	11,378	14,678,040
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	13,433	13,566,685
2.75%, 03/15/23 (Call 01/15/23)[a]	40,957	41,882,387
3.13%, 03/15/26 (Call 12/15/25)[a]	39,575	40,440,668
4.50%, 02/11/43 [a]	10,930	12,226,705
Chubb Corp. (The)
6.00%, 05/11/37	8,691	11,446,490

Security	Principal (000s)	Value
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	$15,380	$15,544,723
2.88%, 11/03/22 (Call 09/03/22)	8,824	9,060,200
3.15%, 03/15/25	9,177	9,410,422
3.35%, 05/03/26 (Call 02/03/26)[a]	20,897	21,635,903
4.35%, 11/03/45 (Call 05/03/45)[a]	27,083	29,956,203
Manulife Financial Corp.
4.15%, 03/04/26	18,565	19,935,322
5.38%, 03/04/46[a]	7,340	9,050,713
MetLife Inc.
3.60%, 04/10/24	22,482	23,695,558
4.05%, 03/01/45[a]	12,465	12,698,567
4.13%, 08/13/42	8,438	8,688,807
4.60%, 05/13/46 (Call 11/13/45)[a]	12,180	13,486,971
4.75%, 02/08/21[a]	13,444	14,645,795
4.88%, 11/13/43[a]	14,530	16,622,778
5.70%, 06/15/35[a]	11,415	14,236,144
5.88%, 02/06/41	11,740	15,008,128
6.38%, 06/15/34	9,833	12,902,338
Series D
4.37%, 09/15/23	22,830	25,075,493
Prudential Financial Inc.
4.60%, 05/15/44[a]	10,180	11,296,073
5.70%, 12/14/36	4,340	5,373,581
Series D
6.63%, 12/01/37	10,745	14,564,919
Travelers Companies Inc. (The)
5.35%, 11/01/40	7,865	9,711,303
6.25%, 06/15/37	9,665	12,912,998

		723,934,742
INTERNET — 1.01%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)[a]	29,404	27,868,294
3.38%, 02/25/24	15,730	16,638,208
3.63%, 05/19/21	4,357	4,629,768
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)[b]	16,135	16,206,307

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 11/29/22 (Call 08/29/22)[a]	$26,162	$26,516,336
2.80%, 08/22/24 (Call 06/22/24)[b]	20,000	20,294,896
3.15%, 08/22/27 (Call 05/22/27)[b]	23,685	24,105,572
3.30%, 12/05/21 (Call 10/05/21)	14,154	14,836,388
3.80%, 12/05/24 (Call 09/05/24)[a]	23,547	25,365,186
3.88%, 08/22/37 (Call 02/22/37)[b]	25,000	25,778,880
4.05%, 08/22/47 (Call 02/22/47)[b]	29,840	30,702,319
4.25%, 08/22/57 (Call 02/22/57)[b]	25,000	26,018,882
4.80%, 12/05/34 (Call 06/05/34)	19,174	22,036,778
4.95%, 12/05/44 (Call 06/05/44)[a]	25,457	29,771,157
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	13,370	13,388,726
2.75%, 01/30/23 (Call 12/30/22)	7,850	7,841,535
2.88%, 08/01/21 (Call 06/01/21)	8,907	9,074,735
3.45%, 08/01/24 (Call 05/01/24)	15,305	15,653,444
3.60%, 06/05/27 (Call 03/05/27)	15,800	15,757,340
3.80%, 03/09/22 (Call 02/09/22)	8,890	9,364,238
4.00%, 07/15/42 (Call 01/15/42)	11,287	10,223,103

		392,072,092
LODGING — 0.06%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	11,885	11,801,433
Series R
3.13%, 06/15/26 (Call 03/15/26)	12,472	12,450,693

		24,252,126

Security	Principal (000s)	Value
MACHINERY — 0.37%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	$20,010	$19,709,850
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	12,540	13,177,552
3.80%, 08/15/42[a]	23,573	24,083,914
3.90%, 05/27/21[a]	16,447	17,564,199
5.20%, 05/27/41	13,598	16,651,858
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	12,899	13,143,655
3.90%, 06/09/42 (Call 12/09/41)[a]	20,506	21,605,556
John Deere Capital Corp.
2.80%, 03/06/23	18,508	18,941,739

		144,878,323
MANUFACTURING — 1.28%
3M Co.
5.70%, 03/15/37	3,411	4,408,944
Eaton Corp.
2.75%, 11/02/22	31,120	31,568,430
4.15%, 11/02/42	9,675	9,989,428
General Electric Co.
2.70%, 10/09/22	55,757	57,070,718
3.10%, 01/09/23[a]	18,717	19,552,559
3.15%, 09/07/22	13,801	14,421,874
3.38%, 03/11/24[a]	10,933	11,535,146
3.45%, 05/15/24 (Call 02/13/24)	1,330	1,407,310
4.13%, 10/09/42[a]	36,484	38,571,636
4.38%, 09/16/20[a]	15,996	17,174,987
4.50%, 03/11/44[a]	39,375	43,957,474
4.63%, 01/07/21[a]	16,113	17,675,935
4.65%, 10/17/21	14,555	16,050,049
5.30%, 02/11/21[a]	14,713	16,325,757
5.88%, 01/14/38	33,237	43,391,621
6.15%, 08/07/37	15,956	21,247,243
6.88%, 01/10/39	29,501	42,861,006
Series A
6.75%, 03/15/32	44,366	62,027,683

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)[a]	$14,164	$13,989,910
3.90%, 09/01/42 (Call 03/01/42)	11,950	12,506,237

		495,733,947
MEDIA — 4.30%
21st Century Fox America Inc.
3.00%, 09/15/22	11,687	11,948,063
4.50%, 02/15/21[a]	18,218	19,739,303
6.15%, 03/01/37[a]	19,289	24,481,400
6.15%, 02/15/41	20,421	26,102,735
6.20%, 12/15/34[a]	11,259	14,115,111
6.40%, 12/15/35	14,415	18,518,459
6.65%, 11/15/37	15,166	20,170,398
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	195	199,436
4.00%, 01/15/26 (Call 10/15/25)[a]	13,301	13,951,384
7.88%, 07/30/30	15,015	20,891,060
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/06/27)[b]	5,015	4,900,023
4.46%, 07/23/22 (Call 05/23/22)	57,816	61,041,127
4.91%, 07/23/25 (Call 04/23/25)	71,135	76,305,305
5.38%, 05/01/47 (Call 11/01/46)[a,b]	16,860	17,223,748
6.38%, 10/23/35 (Call 04/23/35)[a]	30,560	35,019,905
6.48%, 10/23/45 (Call 04/23/45)	54,604	62,923,389
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	13,498	18,098,548
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)[a]	35,073	33,018,038

Security	Principal (000s)	Value
2.75%, 03/01/23 (Call 02/01/23)[a]	$19,833	$20,137,905
2.85%, 01/15/23	4,315	4,404,121
3.00%, 02/01/24 (Call 01/01/24)[a]	20,185	20,616,555
3.13%, 07/15/22[a]	16,795	17,466,923
3.15%, 03/01/26 (Call 12/01/25)	36,691	37,091,068
3.15%, 02/15/28 (Call 11/15/27)	10,050	10,042,928
3.20%, 07/15/36 (Call 01/15/36)[a]	13,060	12,217,776
3.30%, 02/01/27 (Call 11/01/26)[a]	14,270	14,539,948
3.38%, 02/15/25 (Call 11/15/24)[a]	10,505	10,860,095
3.38%, 08/15/25 (Call 05/15/25)[a]	24,320	25,046,774
3.40%, 07/15/46 (Call 01/15/46)[a]	28,273	25,737,610
3.60%, 03/01/24[a]	15,555	16,397,261
4.00%, 08/15/47 (Call 02/15/47)[a]	10,000	10,057,770
4.20%, 08/15/34 (Call 02/15/34)	16,881	17,848,161
4.25%, 01/15/33	25,131	26,759,185
4.40%, 08/15/35 (Call 02/15/35)	9,800	10,594,095
4.60%, 08/15/45 (Call 02/15/45)	21,505	23,368,204
4.65%, 07/15/42[a]	19,580	21,322,401
4.75%, 03/01/44	15,857	17,516,698
5.65%, 06/15/35	14,207	17,280,658
6.40%, 05/15/38	9,865	13,067,344
6.40%, 03/01/40[a]	12,385	16,634,784
6.45%, 03/15/37[a]	27,396	36,178,086
6.50%, 11/15/35	12,662	16,661,530
6.55%, 07/01/39	10,494	14,213,229
6.95%, 08/15/37	32,176	44,770,288
7.05%, 03/15/33	11,305	15,416,458
Discovery Communications LLC
4.88%, 04/01/43	12,547	12,013,490
6.35%, 06/01/40[a]	11,230	12,913,348

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Historic TW Inc.
6.63%, 05/15/29	$756	$942,425
NBCUniversal Media LLC
2.88%, 01/15/23[a]	8,515	8,698,698
4.38%, 04/01/21[a]	28,828	31,148,152
4.45%, 01/15/43	12,218	12,926,660
5.95%, 04/01/41	15,579	19,804,527
6.40%, 04/30/40	11,468	15,299,372
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)[a]	13,673	14,222,089
4.50%, 09/15/42 (Call 03/15/42)	21,785	20,085,051
5.50%, 09/01/41 (Call 03/01/41)	22,778	23,446,678
5.88%, 11/15/40 (Call 05/15/40)	14,749	15,802,559
6.55%, 05/01/37	18,891	21,749,312
6.75%, 06/15/39[a]	26,450	31,141,958
7.30%, 07/01/38	23,555	29,195,454
Time Warner Entertainment Co. LP
8.38%, 03/15/23	11,930	14,963,745
8.38%, 07/15/33	9,480	12,615,659
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)[a]	14,490	13,767,931
3.55%, 06/01/24 (Call 03/01/24)[a]	12,990	13,313,747
3.60%, 07/15/25 (Call 04/15/25)[a]	19,290	19,504,266
3.80%, 02/15/27 (Call 11/15/26)[a]	40,184	40,411,851
4.70%, 01/15/21	12,173	13,101,020
4.75%, 03/29/21[a]	6,955	7,510,675
4.85%, 07/15/45 (Call 01/15/45)[a]	26,280	26,542,624
6.10%, 07/15/40	20,711	24,186,956
6.25%, 03/29/41[a]	13,900	16,638,909
6.50%, 11/15/36	53	64,674
7.63%, 04/15/31	6,864	9,424,096
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	13,241	12,787,767

Security	Principal (000s)	Value
4.25%, 09/01/23 (Call 06/01/23)	$17,649	$18,249,018
4.38%, 03/15/43[a]	24,439	20,995,098
5.85%, 09/01/43 (Call 03/01/43)[a]	15,761	16,216,537
6.88%, 04/30/36	18,309	20,633,675
Walt Disney Co. (The)
1.85%, 07/30/26[a]	20,447	18,923,382
2.15%, 09/17/20[a]	11,665	11,774,680
2.30%, 02/12/21[a]	9,280	9,403,911
2.35%, 12/01/22[a]	14,367	14,452,087
2.75%, 08/16/21[a]	5,923	6,091,140
2.95%, 06/15/27[a]	8,725	8,802,975
3.00%, 02/13/26[a]	16,820	17,056,250
3.15%, 09/17/25[a]	11,090	11,421,627
4.13%, 06/01/44[a]	3,707	3,906,646

		1,667,046,006
METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	12,662	12,770,611
3.25%, 06/15/25 (Call 03/15/25)[a]	15,402	15,890,664

		28,661,275
MINING — 0.72%
Barrick Gold Corp.
5.25%, 04/01/42[a]	8,347	9,641,565
Barrick North America Finance LLC
5.70%, 05/30/41	10,005	12,069,620
5.75%, 05/01/43[a]	23,631	29,270,444
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39[a]	10,985	13,474,509
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	23,442	24,110,106
3.85%, 09/30/23[a]	12,638	13,670,906
4.13%, 02/24/42	12,665	13,340,275
5.00%, 09/30/43[a]	35,775	42,329,678
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	360	376,006

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	$10,077	$10,465,359
4.88%, 03/15/42 (Call 09/15/41)[a]	19,706	21,365,586
6.25%, 10/01/39[a]	13,269	16,735,205
Rio Tinto Alcan Inc.
6.13%, 12/15/33	4,270	5,301,847
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	16,926	18,022,835
5.20%, 11/02/40[a]	19,280	23,145,644
7.13%, 07/15/28	10,548	14,318,812
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	35	35,771
4.13%, 08/21/42 (Call 02/21/42)	9,714	10,199,937

		277,874,105
OFFICE & BUSINESS EQUIPMENT — 0.02%
Xerox Corp.
4.50%, 05/15/21	7,602	8,017,648

		8,017,648
OIL & GAS — 6.17%
Anadarko Finance Co.
7.50%, 05/01/31	9,740	12,157,304
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	15,700	16,689,186
5.55%, 03/15/26 (Call 12/15/25)[a]	19,738	22,028,917
6.20%, 03/15/40[a]	8,101	9,238,099
6.45%, 09/15/36	16,994	19,867,206
6.60%, 03/15/46 (Call 09/15/45)	26,196	31,590,409
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	24,177	24,627,625
4.25%, 01/15/44 (Call 07/15/43)	10,734	9,980,217
4.75%, 04/15/43 (Call 10/15/42)	28,961	28,759,501

Security	Principal (000s)	Value
5.10%, 09/01/40 (Call 03/01/40)	$14,050	$14,604,777
6.00%, 01/15/37	6,069	6,991,244
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	11,695	11,712,748
2.50%, 11/06/22[a]	18,546	18,593,489
2.75%, 05/10/23	22,731	22,907,888
3.02%, 01/16/27 (Call 10/16/26)[a]	23,729	23,626,657
3.06%, 03/17/22	16,135	16,632,366
3.12%, 05/04/26 (Call 02/04/26)[a]	17,706	17,907,546
3.22%, 11/28/23 (Call 09/28/23)[a]	20,490	21,069,013
3.22%, 04/14/24 (Call 02/14/24)[a]	12,255	12,608,375
3.25%, 05/06/22 [a]	19,836	20,608,055
3.51%, 03/17/25[a]	10,559	11,019,547
3.54%, 11/04/24[a]	11,688	12,304,835
3.56%, 11/01/21	12,558	13,246,025
3.59%, 04/14/27 (Call 01/14/27)[a]	11,288	11,714,727
3.72%, 11/28/28 (Call 08/28/28)[a]	15,650	16,383,916
3.81%, 02/10/24[a]	14,192	15,088,204
3.99%, 09/26/23[a]	11,156	11,972,362
4.50%, 10/01/20	18,102	19,476,655
4.74%, 03/11/21[a]	17,723	19,342,161
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	11,925	11,931,812
3.85%, 06/01/27 (Call 03/01/27)	27,270	27,257,333
4.95%, 06/01/47 (Call 12/01/46)[a]	14,715	15,148,129
6.25%, 03/15/38	16,058	18,888,513
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)[a,b]	13,795	13,317,365
5.25%, 06/15/37 (Call 12/15/36)[b]	1,875	1,772,185

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.40%, 06/15/47 (Call 12/15/46)[a,b]	$15,100	$14,221,130
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)[a]	33,910	34,007,702
2.36%, 12/05/22 (Call 09/05/22)[a]	26,303	26,429,286
2.42%, 11/17/20 (Call 10/17/20)[a]	14,955	15,204,379
2.57%, 05/16/23 (Call 03/16/23)[a]	11,785	11,922,900
2.90%, 03/03/24 (Call 01/03/24)[a]	26,070	26,658,624
2.95%, 05/16/26 (Call 02/16/26)[a]	23,855	24,085,613
3.19%, 06/24/23 (Call 03/24/23)[a]	36,105	37,646,568
3.33%, 11/17/25 (Call 08/17/25)[a]	1,146	1,193,834
ConocoPhillips
6.50%, 02/01/39[a]	36,128	47,705,850
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	20,065	19,963,080
2.88%, 11/15/21 (Call 09/15/21)[a]	11,436	11,712,887
3.35%, 11/15/24 (Call 08/15/24)	16,431	16,989,003
4.20%, 03/15/21 (Call 02/15/21)[a]	13,890	14,843,829
4.30%, 11/15/44 (Call 05/15/44)[a]	12,075	12,599,519
4.95%, 03/15/26 (Call 12/15/25)[a]	22,426	25,194,537
ConocoPhillips Holding Co.
6.95%, 04/15/29	19,481	25,407,416
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	24,042	24,296,655
4.75%, 05/15/42 (Call 11/15/41)	11,718	11,451,311
5.00%, 06/15/45 (Call 12/15/44)	15,605	15,799,353

Security	Principal (000s)	Value
5.60%, 07/15/41 (Call 01/15/41)	$19,263	$20,509,994
5.85%, 12/15/25 (Call 09/15/25)[a]	955	1,093,895
7.95%, 04/15/32	12,019	15,838,996
Devon Financing Co. LLC
7.88%, 09/30/31	1,815	2,379,003
Encana Corp.
6.50%, 08/15/34	11,260	13,025,864
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	15,035	15,044,794
4.10%, 02/01/21	4,836	5,117,137
4.15%, 01/15/26 (Call 10/15/25)[a]	4,715	5,009,065
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	40,853	41,308,740
2.40%, 03/06/22 (Call 01/06/22)[a]	18,405	18,628,836
2.71%, 03/06/25 (Call 12/06/24)[a]	23,491	23,833,001
2.73%, 03/01/23 (Call 01/01/23)[a]	14,214	14,581,999
3.04%, 03/01/26 (Call 12/01/25)[a]	29,851	30,620,448
3.18%, 03/15/24 (Call 12/15/23)[a]	5,020	5,244,424
3.57%, 03/06/45 (Call 09/06/44)[a]	15,155	14,905,199
4.11%, 03/01/46 (Call 09/01/45)[a]	35,646	38,195,063
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[a]	7,407	7,247,228
5.60%, 02/15/41	17,899	17,437,997
6.00%, 01/15/40	9,848	9,989,229
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	5,233	5,372,888
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	14,150	13,813,172

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.85%, 06/01/25 (Call 03/01/25)[a]	$11,921	$11,810,573
4.40%, 07/15/27 (Call 04/15/27)	7,185	7,249,665
6.60%, 10/01/37[a]	15,586	17,225,049
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	5,340	5,445,628
4.75%, 09/15/44 (Call 03/15/44)	13,272	12,983,849
5.13%, 03/01/21	11,285	12,269,353
6.50%, 03/01/41 (Call 09/01/40)	14,035	16,603,819
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	9,500	10,061,078
5.05%, 11/15/44 (Call 05/15/44)	21,374	21,633,792
5.25%, 11/15/43 (Call 05/15/43)	8,380	8,669,452
6.00%, 03/01/41 (Call 09/01/40)	12,501	14,021,623
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	19,121	19,274,085
3.00%, 02/15/27 (Call 11/15/26)[a]	11,425	11,323,885
3.13%, 02/15/22 (Call 11/15/21)	11,236	11,647,054
3.40%, 04/15/26 (Call 01/15/26)	16,515	16,903,314
3.50%, 06/15/25 (Call 03/15/25)	12,960	13,397,040
4.10%, 02/15/47 (Call 08/15/46)[a]	12,760	12,968,653
4.40%, 04/15/46 (Call 10/15/45)[a]	19,632	20,797,644
4.63%, 06/15/45 (Call 12/15/44)[a]	13,030	14,220,018
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	16,575	17,725,295
Petro-Canada
6.80%, 05/15/38	13,869	18,364,908

Security	Principal (000s)	Value
Phillips 66
4.30%, 04/01/22	$28,554	$30,695,944
4.65%, 11/15/34 (Call 05/15/34)	13,128	14,002,700
4.88%, 11/15/44 (Call 05/15/44)[a]	25,997	28,319,270
5.88%, 05/01/42 [a]	16,392	20,055,666
Shell International Finance BV
1.75%, 09/12/21[a]	18,308	18,115,856
1.88%, 05/10/21[a]	25,359	25,271,821
2.25%, 11/10/20	16,845	17,027,994
2.25%, 01/06/23[a]	12,822	12,755,744
2.38%, 08/21/22	18,181	18,336,606
2.50%, 09/12/26[a]	21,094	20,561,872
2.88%, 05/10/26	26,985	27,085,584
3.25%, 05/11/25[a]	34,319	35,601,312
3.40%, 08/12/23[a]	13,953	14,664,349
3.75%, 09/12/46[a]	18,530	18,031,258
4.00%, 05/10/46[a]	31,437	31,826,586
4.13%, 05/11/35[a]	18,568	19,707,472
4.38%, 05/11/45	33,113	35,450,056
4.55%, 08/12/43	26,035	28,456,375
5.50%, 03/25/40	12,151	14,984,714
6.38%, 12/15/38[a]	44,867	61,060,833
Statoil ASA
2.45%, 01/17/23[a]	25,959	25,947,757
2.65%, 01/15/24	16,106	16,154,363
2.75%, 11/10/21	930	951,149
2.90%, 11/08/20	7,837	8,050,012
3.15%, 01/23/22[a]	6,489	6,723,853
3.70%, 03/01/24[a]	11,305	12,045,660
3.95%, 05/15/43	4,922	4,975,056
4.80%, 11/08/43[a]	10,926	12,508,413
5.10%, 08/17/40	9,832	11,595,842
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	13,279	13,695,291
6.50%, 06/15/38[a]	17,050	22,220,044
6.85%, 06/01/39	10,085	13,492,293
Total Capital Canada Ltd.
2.75%, 07/15/23	17,312	17,606,146
Total Capital International SA
2.70%, 01/25/23[a]	11,522	11,704,385
2.75%, 06/19/21[a]	9,655	9,940,283

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.88%, 02/17/22[a]	$7,262	$7,456,004
3.70%, 01/15/24	15,770	16,758,609
3.75%, 04/10/24[a]	16,636	17,726,102
Total Capital SA
4.45%, 06/24/20[a]	4,000	4,288,824
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)[a]	26,368	26,169,423
6.63%, 06/15/37 [a]	15,176	18,899,357
7.50%, 04/15/32	8,916	11,653,782

		2,394,765,276
OIL & GAS SERVICES — 0.56%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	884	912,753
5.13%, 09/15/40[a]	9,662	11,294,556
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	18,666	19,424,237
3.80%, 11/15/25 (Call 08/15/25)[a]	35,229	36,390,613
4.75%, 08/01/43 (Call 02/01/43)	14,651	15,277,216
4.85%, 11/15/35 (Call 05/15/35)	19,820	21,443,754
5.00%, 11/15/45 (Call 05/15/45)	38,816	42,031,878
6.70%, 09/15/38	10,497	13,495,766
7.45%, 09/15/39	6,446	8,936,628
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	17,037	16,533,949
3.95%, 12/01/42 (Call 06/01/42)[a]	9,859	8,172,710
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	22,102	23,466,829

		217,380,889
PHARMACEUTICALS — 5.65%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)[a]	31,270	31,329,194
2.85%, 05/14/23 (Call 03/14/23)	17,735	17,862,743

Security	Principal (000s)	Value
2.90%, 11/06/22	$37,909	$38,547,429
3.20%, 11/06/22 (Call 09/06/22)[a]	16,748	17,240,520
3.20%, 05/14/26 (Call 02/14/26)[a]	30,385	30,355,818
3.60%, 05/14/25 (Call 02/14/25)[a]	55,965	57,834,572
4.30%, 05/14/36 (Call 11/14/35)[a]	14,301	14,938,424
4.40%, 11/06/42	25,583	26,498,557
4.45%, 05/14/46 (Call 11/14/45)[a]	38,299	40,134,663
4.50%, 05/14/35 (Call 11/14/34)	35,481	37,932,212
4.70%, 05/14/45 (Call 11/14/44)[a]	37,095	40,029,934
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	18,958	19,464,452
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)[a]	39,655	41,149,030
3.80%, 03/15/25 (Call 12/15/24)[a]	55,462	57,892,256
3.85%, 06/15/24 (Call 03/15/24)	14,030	14,793,680
4.55%, 03/15/35 (Call 09/15/34)	37,100	39,904,296
4.75%, 03/15/45 (Call 09/15/44)	18,549	20,313,401
4.85%, 06/15/44 (Call 12/15/43)	27,559	30,401,766
AstraZeneca PLC
2.38%, 11/16/20[a]	22,632	22,821,740
2.38%, 06/12/22 (Call 05/12/22)[a]	12,450	12,407,120
3.13%, 06/12/27 (Call 03/12/27)[a]	5,700	5,681,346
3.38%, 11/16/25[a]	38,940	39,778,561
4.00%, 09/18/42	14,787	14,704,481
4.38%, 11/16/45[a]	17,488	18,348,166
6.45%, 09/15/37	37,110	49,240,320
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	2,233	2,219,875
3.25%, 02/27/27[a]	14,175	14,623,256

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	$20,965	$21,073,154
3.08%, 06/15/24 (Call 04/15/24)[a]	13,940	14,135,872
3.41%, 06/15/27 (Call 03/15/27)[a]	22,410	22,659,757
Eli Lilly & Co.
2.35%, 05/15/22	11,105	11,197,466
2.75%, 06/01/25 (Call 03/01/25)[a]	10,463	10,556,236
3.10%, 05/15/27 (Call 02/15/27)[a]	12,135	12,409,528
3.70%, 03/01/45 (Call 09/01/44)[a]	12,863	12,957,868
3.95%, 05/15/47 (Call 11/15/46)[a]	8,190	8,605,914
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)[a]	18,095	18,227,823
3.40%, 03/01/27 (Call 12/01/26)[a]	16,889	16,812,017
3.50%, 06/15/24 (Call 03/15/24)	15,507	15,901,259
3.90%, 02/15/22	11,532	12,198,350
4.50%, 02/25/26 (Call 11/27/25)[a]	27,162	29,229,911
4.75%, 11/15/21	12,466	13,576,039
4.80%, 07/15/46 (Call 01/15/46)[a]	17,555	18,460,733
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,334	20,864,355
6.38%, 05/15/38	30,457	41,962,796
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	29,735	30,529,243
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)[a]	10,190	10,162,336
2.25%, 03/03/22 (Call 02/03/22)	12,370	12,563,727
2.45%, 03/01/26 (Call 12/01/25)	40,739	40,193,073
2.95%, 03/03/27 (Call 12/03/26)[a]	13,120	13,394,558
3.38%, 12/05/23[a]	8,694	9,291,380

Security	Principal (000s)	Value
3.55%, 03/01/36 (Call 09/01/35)	$12,919	$13,383,536
3.63%, 03/03/37 (Call 09/03/36)	27,330	28,510,131
3.70%, 03/01/46 (Call 09/01/45)[a]	26,129	27,194,062
3.75%, 03/03/47 (Call 09/03/46)[a]	16,770	17,627,252
4.38%, 12/05/33 (Call 06/05/33)[a]	9,713	11,076,319
5.95%, 08/15/37	14,254	19,393,675
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	3,871	4,089,406
4.88%, 03/15/44 (Call 09/15/43)	18,574	20,568,712
Mead Johnson Nutrition Co.
3.00%, 11/15/20	5,100	5,254,099
4.13%, 11/15/25 (Call 08/15/25)[a]	10,170	11,101,388
Merck & Co. Inc.
2.35%, 02/10/22[a]	21,173	21,494,768
2.40%, 09/15/22 (Call 06/15/22)[a]	15,221	15,449,510
2.75%, 02/10/25 (Call 11/10/24)	40,291	40,632,108
2.80%, 05/18/23	25,076	25,719,157
3.70%, 02/10/45 (Call 08/10/44)[a]	24,633	24,843,684
3.88%, 01/15/21 (Call 10/15/20)	18,099	19,222,897
4.15%, 05/18/43[a]	16,231	17,517,575
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[a]	30,560	30,992,968
3.95%, 06/15/26 (Call 03/15/26)[b]	1,950	1,987,420
3.95%, 06/15/26 (Call 03/15/26)[a]	29,325	29,888,967
5.25%, 06/15/46 (Call 12/15/45)[a]	14,765	15,917,831
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)[a]	4,550	4,604,600
2.40%, 09/21/22[a]	14,200	14,373,430

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.00%, 11/20/25 (Call 08/20/25)	$25,025	$25,565,598
3.10%, 05/17/27 (Call 02/17/27)[a]	24,110	24,661,994
3.40%, 05/06/24	25,735	27,100,412
4.00%, 11/20/45 (Call 05/20/45)[a]	16,915	18,014,489
4.40%, 04/24/20	4,000	4,272,688
4.40%, 05/06/44	25,810	28,942,516
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	291	299,999
Pfizer Inc.
1.95%, 06/03/21[a]	16,077	16,116,887
2.20%, 12/15/21[a]	14,498	14,649,514
2.75%, 06/03/26	26,695	26,685,782
3.00%, 06/15/23[a]	15,103	15,702,338
3.00%, 12/15/26[a]	25,810	26,260,901
3.40%, 05/15/24	14,030	14,885,728
4.00%, 12/15/36[a]	9,600	10,361,459
4.13%, 12/15/46[a]	21,380	22,909,018
4.30%, 06/15/43[a]	10,365	11,325,033
4.40%, 05/15/44	15,686	17,439,853
7.20%, 03/15/39	40,513	61,002,636
Sanofi
4.00%, 03/29/21[a]	20,026	21,422,984
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)[a]	44,594	44,279,077
2.88%, 09/23/23 (Call 07/23/23)[a]	40,220	40,007,309
3.20%, 09/23/26 (Call 06/23/26)[a]	43,117	42,417,013
Wyeth LLC
5.95%, 04/01/37[a]	23,120	30,657,439
6.50%, 02/01/34	8,811	11,971,901
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	17,044	17,640,400
4.50%, 11/13/25 (Call 08/13/25)[a]	9,310	10,343,090
4.70%, 02/01/43 (Call 08/01/42)	12,860	14,064,374

		2,193,255,134

Security	Principal (000s)	Value
PIPELINES — 2.96%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)[a]	$14,421	$15,504,562
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)	15,290	16,114,036
5.50%, 12/01/46 (Call 05/29/46)[a]	13,014	15,005,142
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	17,369	17,630,108
4.05%, 03/15/25 (Call 12/15/24)	10,235	10,375,351
4.15%, 10/01/20 (Call 08/01/20)	9,847	10,320,051
4.65%, 06/01/21 (Call 03/01/21)	7,243	7,693,604
4.75%, 01/15/26 (Call 10/15/25)[a]	30,904	32,515,165
5.15%, 03/15/45 (Call 09/15/44)	16,025	15,587,317
5.20%, 02/01/22 (Call 11/01/21)	7,920	8,595,571
5.30%, 04/15/47 (Call 10/15/46)[a]	10,695	10,684,784
6.13%, 12/15/45 (Call 06/15/45)	16,090	17,610,790
6.50%, 02/01/42 (Call 08/01/41)[a]	13,369	14,865,926
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)[a]	2,047	2,115,799
3.70%, 02/15/26 (Call 11/15/25)[a]	11,630	11,987,825
3.75%, 02/15/25 (Call 11/15/24)[a]	15,367	15,994,216
3.90%, 02/15/24 (Call 11/15/23)	8,890	9,358,453
3.95%, 02/15/27 (Call 11/15/26)	10	10,494
4.45%, 02/15/43 (Call 08/15/42)	18,933	19,084,203

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.85%, 08/15/42 (Call 02/15/42)	$5,317	$5,655,900
4.85%, 03/15/44 (Call 09/15/43)	22,490	23,955,925
4.90%, 05/15/46 (Call 11/15/45)	15,810	17,184,570
5.10%, 02/15/45 (Call 08/15/44)	13,704	15,193,059
5.20%, 09/01/20[a]	17,083	18,559,846
5.95%, 02/01/41[a]	7,285	8,786,829
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	11,832	12,141,932
3.95%, 09/01/22 (Call 06/01/22)	12,794	13,316,912
5.50%, 03/01/44 (Call 09/01/43)	7,885	8,177,206
6.95%, 01/15/38	10,134	12,137,582
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	5,000	5,000,000
4.30%, 06/01/25 (Call 03/01/25)[a]	33,931	35,454,926
5.05%, 02/15/46 (Call 08/15/45)	17,560	17,567,129
5.30%, 12/01/34 (Call 06/01/34)	9,424	9,797,294
5.55%, 06/01/45 (Call 12/01/44)[a]	28,462	30,222,884
7.75%, 01/15/32	10,739	13,817,979
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)[a]	21,863	22,177,856
4.50%, 07/15/23 (Call 04/15/23)[a]	20,085	21,333,648
4.88%, 12/01/24 (Call 09/01/24)[a]	14,145	15,243,358
4.88%, 06/01/25 (Call 03/01/25)	6,993	7,491,100
5.20%, 03/01/47 (Call 09/01/46)	22,234	22,898,605

Security	Principal (000s)	Value
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	$5,677	$5,755,773
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	4,764	4,689,953
3.65%, 06/01/22 (Call 03/01/22)	13,862	14,017,677
4.50%, 12/15/26 (Call 09/15/26)[a]	15,060	15,410,984
4.65%, 10/15/25 (Call 07/15/25)[a]	16,810	17,449,120
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	14,156	15,682,396
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	13,455	13,536,202
5.00%, 03/15/27 (Call 09/15/26)	33,030	35,017,190
5.63%, 02/01/21 (Call 11/01/20)[a]	17,915	19,436,695
5.63%, 04/15/23 (Call 01/15/23)	32,010	35,517,867
5.63%, 03/01/25 (Call 12/01/24)[a]	29,451	32,513,768
5.75%, 05/15/24 (Call 02/15/24)[a]	33,690	37,647,362
5.88%, 06/30/26 (Call 12/31/25)	28,440	31,750,550
6.25%, 03/15/22 (Call 12/15/21)[a]	14,104	15,892,685
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	9,920	10,840,607
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	11,590	11,459,631
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	11,274	11,329,167

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.80%, 10/01/20[a]	$11,788	$12,381,574
4.63%, 03/01/34 (Call 12/01/33)[a]	19,404	21,399,694
4.88%, 01/15/26 (Call 10/15/25)[a]	6,350	7,174,206
6.10%, 06/01/40[a]	8,507	11,029,456
6.20%, 10/15/37[a]	12,835	16,660,915
7.63%, 01/15/39[a]	14,845	21,889,981
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	14,992	19,569,125
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	14,431	14,675,548
3.60%, 03/15/22 (Call 01/15/22)	14,594	15,046,985
3.75%, 06/15/27 (Call 03/15/27)	11,510	11,517,042
3.90%, 01/15/25 (Call 10/15/24)	5,606	5,761,263
4.00%, 09/15/25 (Call 06/15/25)[a]	15,590	16,045,412
4.30%, 03/04/24 (Call 12/04/23)	11,555	12,230,686
5.10%, 09/15/45 (Call 03/15/45)	16,002	16,736,596
6.30%, 04/15/40	16,484	19,434,437
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	10,135	10,563,204

		1,147,231,688
REAL ESTATE — 0.05%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	11,090	11,751,678
4.25%, 08/15/23 (Call 05/15/23)[a]	7,367	8,069,705

		19,821,383
REAL ESTATE INVESTMENT TRUSTS — 1.03%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	12,249	12,635,521

Security	Principal (000s)	Value
3.38%, 10/15/26 (Call 07/15/26)[a]	$12,357	$12,250,504
3.50%, 01/31/23[a]	12,520	13,006,637
3.55%, 07/15/27 (Call 04/15/27)	17,375	17,342,997
4.00%, 06/01/25 (Call 03/01/25)	14,961	15,638,386
4.70%, 03/15/22[a]	375	409,923
5.00%, 02/15/24[a]	4,741	5,254,321
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	22,191	21,382,145
3.65%, 02/01/26 (Call 11/03/25)	16,190	16,757,314
3.85%, 02/01/23 (Call 11/01/22)[a]	5,813	6,187,365
4.13%, 05/15/21 (Call 02/15/21)	7,856	8,340,475
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	23,359	24,648,101
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	1,560	1,542,960
3.20%, 09/01/24 (Call 07/01/24)	1,125	1,129,958
3.40%, 02/15/21 (Call 01/15/21)[a]	5,140	5,313,881
3.65%, 09/01/27 (Call 06/01/27)	10,000	10,056,989
3.70%, 06/15/26 (Call 03/15/26)[a]	11,230	11,394,258
4.45%, 02/15/26 (Call 11/15/25)[a]	6,558	7,015,002
4.88%, 04/15/22	29,535	32,271,173
5.25%, 01/15/23[a]	29,950	33,404,478
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	7,833	8,443,139
4.63%, 12/15/21 (Call 09/15/21)[a]	4,366	4,751,996
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	10,605	11,039,180

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.00%, 06/01/25 (Call 03/01/25)	$12,185	$12,760,923
4.25%, 11/15/23 (Call 08/15/23)	13,602	14,562,531
5.38%, 02/01/21 (Call 11/03/20)[a]	2,097	2,288,846
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	10,150	10,277,575
3.30%, 01/15/26 (Call 10/15/25)[a]	11,866	12,071,845
3.38%, 10/01/24 (Call 07/01/24)[a]	18,619	19,210,237
4.38%, 03/01/21 (Call 12/01/20)[a]	11,069	11,849,294
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	17,903	18,903,022
Weyerhaeuser Co.
7.38%, 03/15/32[a]	13,397	19,013,450

		401,154,426
RETAIL — 3.95%
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)[a]	12,685	12,771,932
2.30%, 05/18/22 (Call 04/18/22)[a]	18,780	18,914,786
2.75%, 05/18/24 (Call 03/18/24)[a]	20,290	20,527,785
3.00%, 05/18/27 (Call 02/18/27)	18,260	18,455,579
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)[a]	27,305	27,213,070
2.75%, 12/01/22 (Call 09/01/22)	18,015	18,202,756
2.88%, 06/01/26 (Call 03/01/26)[a]	25,714	25,141,115
3.50%, 07/20/22 (Call 05/20/22)[a]	23,952	25,031,021
3.88%, 07/20/25 (Call 04/20/25)[a]	39,571	41,582,145

Security	Principal (000s)	Value
4.00%, 12/05/23 (Call 09/05/23)[a]	$17,916	$19,154,013
4.88%, 07/20/35 (Call 01/20/35)[a]	128	143,792
5.13%, 07/20/45 (Call 01/20/45)[a]	43,916	50,871,003
5.30%, 12/05/43 (Call 06/05/43)	10,180	11,956,254
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	13,447	13,504,005
2.13%, 09/15/26 (Call 06/15/26)[a]	13,767	13,030,116
2.63%, 06/01/22 (Call 05/01/22)[a]	15,529	15,828,755
2.70%, 04/01/23 (Call 01/01/23)	21,208	21,579,484
3.00%, 04/01/26 (Call 01/01/26)[a]	18,865	19,162,101
3.35%, 09/15/25 (Call 06/15/25)[a]	21,810	22,781,640
3.50%, 09/15/56 (Call 03/15/56)[a]	17,782	16,482,781
3.75%, 02/15/24 (Call 11/15/23)	16,276	17,438,490
3.90%, 06/15/47 (Call 12/15/46)[a]	11,995	12,328,433
4.20%, 04/01/43 (Call 10/01/42)	14,698	15,665,725
4.25%, 04/01/46 (Call 10/01/45)	20,089	21,654,885
4.40%, 04/01/21 (Call 01/01/21)	11,708	12,637,381
4.40%, 03/15/45 (Call 09/15/44)	18,685	20,548,025
4.88%, 02/15/44 (Call 08/15/43)	12,415	14,591,425
5.88%, 12/16/36[a]	39,977	52,210,782
5.95%, 04/01/41 (Call 10/01/40)[a]	13,822	18,304,324
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	24,218	23,353,175

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.10%, 05/03/27 (Call 02/03/27)[a]	$26,305	$26,531,510
3.12%, 04/15/22 (Call 01/15/22)	10,584	10,997,040
3.38%, 09/15/25 (Call 06/15/25)[a]	6,940	7,191,713
3.70%, 04/15/46 (Call 10/15/45)	32,275	31,184,024
4.05%, 05/03/47 (Call 11/03/46)[a]	26,320	27,001,351
4.38%, 09/15/45 (Call 03/15/45)	6,660	7,141,740
4.65%, 04/15/42 (Call 10/15/41)	7,732	8,567,446
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	9,080	8,575,640
McDonald’s Corp.
2.63%, 01/15/22[a]	19,072	19,401,429
2.75%, 12/09/20 (Call 11/09/20)	15,085	15,452,407
3.50%, 03/01/27 (Call 12/01/26)[a]	11,700	12,097,298
3.70%, 01/30/26 (Call 10/30/25)[a]	22,270	23,405,904
4.70%, 12/09/35 (Call 06/09/35)[a]	19,397	21,644,523
4.88%, 12/09/45 (Call 06/09/45)[a]	21,509	24,277,544
6.30%, 10/15/37[a]	10,666	14,024,534
6.30%, 03/01/38	9,920	13,072,671
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	5,987	6,030,013
3.85%, 10/01/23 (Call 07/01/23)	25,670	27,886,286
Target Corp.
2.50%, 04/15/26[a]	26,918	25,816,620
2.90%, 01/15/22[a]	13,015	13,449,255
3.50%, 07/01/24[a]	9,040	9,464,607
3.63%, 04/15/46[a]	15,370	14,435,953
4.00%, 07/01/42[a]	14,774	14,898,357
6.50%, 10/15/37[a]	490	659,472

Security	Principal (000s)	Value
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	$21,831	$20,554,249
2.75%, 06/15/21 (Call 04/15/21)[a]	470	481,796
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)[a]	34,204	34,808,460
3.25%, 10/25/20[a]	19,298	20,176,815
3.30%, 04/22/24 (Call 01/22/24)[a]	20,714	21,841,712
3.63%, 07/08/20[a]	17,061	18,005,509
4.00%, 04/11/43 (Call 10/11/42)	13,005	13,834,765
4.25%, 04/15/21[a]	10,109	10,933,818
4.30%, 04/22/44 (Call 10/22/43)[a]	12,843	14,339,382
4.75%, 10/02/43 (Call 04/02/43)[a]	14,072	16,642,127
4.88%, 07/08/40 [a]	9,884	11,769,738
5.00%, 10/25/40	24,678	29,801,905
5.25%, 09/01/35[a]	39,628	48,918,979
5.63%, 04/01/40	17,315	22,378,225
5.63%, 04/15/41	32,653	42,632,805
5.88%, 04/05/27[a]	8,589	10,797,640
6.20%, 04/15/38[a]	20,978	28,810,323
6.50%, 08/15/37	11,738	16,584,032
7.55%, 02/15/30	11,467	16,838,544
Walgreen Co.
3.10%, 09/15/22[a]	20,034	20,533,792
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	13,885	14,381,744
3.45%, 06/01/26 (Call 03/01/26)[a]	33,165	33,271,433
3.80%, 11/18/24 (Call 08/18/24)	26,945	28,106,087
4.80%, 11/18/44 (Call 05/18/44)[a]	28,665	31,022,438

		1,531,740,433
SEMICONDUCTORS — 1.95%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)[a]	12,435	12,768,425

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.90%, 12/15/25 (Call 09/15/25)[a]	$11,890	$12,564,249
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	18,540	19,027,806
4.30%, 06/15/21	7,254	7,860,058
4.35%, 04/01/47 (Call 10/01/46)	22,785	24,464,293
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)[b]	58,590	59,392,999
3.63%, 01/15/24 (Call 11/15/23)[b]	43,484	44,815,824
3.88%, 01/15/27 (Call 10/15/26)[b]	68,832	71,087,872
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	9,410	9,512,663
2.60%, 05/19/26 (Call 02/19/26)[a]	19,535	19,166,613
2.70%, 12/15/22	21,604	22,120,686
2.88%, 05/11/24 (Call 03/11/24)	21,568	21,975,251
3.10%, 07/29/22[a]	16,335	17,037,753
3.15%, 05/11/27 (Call 02/11/27)[a]	31,180	31,802,559
3.30%, 10/01/21[a]	24,190	25,419,096
3.70%, 07/29/25 (Call 04/29/25)	35,086	37,407,174
4.00%, 12/15/32	10,529	11,512,572
4.10%, 05/19/46 (Call 11/19/45)	20,045	21,094,708
4.10%, 05/11/47 (Call 11/11/46)[a]	6,690	7,042,626
4.25%, 12/15/42	10,573	11,348,802
4.80%, 10/01/41	17,878	20,674,570
4.90%, 07/29/45 (Call 01/29/45)[a]	26,840	31,744,532
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	1,450	1,473,185
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)[a]	17,249	17,237,900

Security	Principal (000s)	Value
3.20%, 09/16/26 (Call 06/16/26)	$7,626	$7,647,906
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)[a]	21,450	21,621,984
2.90%, 05/20/24 (Call 03/20/24)	30,515	30,895,214
3.00%, 05/20/22	24,037	24,795,480
3.25%, 05/20/27 (Call 02/20/27)[a]	24,310	24,602,899
3.45%, 05/20/25 (Call 02/20/25)[a]	23,100	23,919,780
4.30%, 05/20/47 (Call 11/20/46)[a]	21,120	21,824,339
4.65%, 05/20/35 (Call 11/20/34)	17,869	19,755,797
4.80%, 05/20/45 (Call 11/20/44)[a]	21,863	24,108,002

		757,723,617
SOFTWARE — 4.11%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[a]	6,420	6,539,288
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	2,750	2,743,885
3.00%, 08/15/26 (Call 05/15/26)	25,498	25,096,758
3.50%, 04/15/23 (Call 01/15/23)	10,759	11,213,845
3.63%, 10/15/20 (Call 09/15/20)	13,599	14,235,562
5.00%, 10/15/25 (Call 07/15/25)	19,444	21,977,022
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	10,820	11,387,524
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)[a]	39,680	39,123,333
2.00%, 11/03/20 (Call 10/03/20)[a]	32,683	32,962,074

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.00%, 08/08/23 (Call 06/08/23)[a]	$16,910	$16,662,226
2.13%, 11/15/22[a]	7,102	7,089,038
2.38%, 02/12/22 (Call 01/12/22)	25,115	25,458,053
2.38%, 05/01/23 (Call 02/01/23)	12,210	12,269,002
2.40%, 02/06/22 (Call 01/06/22)[a]	29,570	30,056,746
2.40%, 08/08/26 (Call 05/08/26)	59,801	58,188,053
2.65%, 11/03/22 (Call 09/03/22)	14,920	15,281,450
2.70%, 02/12/25 (Call 11/12/24)[a]	30,208	30,454,654
2.88%, 02/06/24 (Call 12/06/23)	35,415	36,426,923
3.00%, 10/01/20[a]	13,533	14,043,482
3.13%, 11/03/25 (Call 08/03/25)[a]	44,357	45,877,722
3.30%, 02/06/27 (Call 11/06/26)[a]	56,015	58,340,015
3.45%, 08/08/36 (Call 02/08/36)[a]	35,144	35,484,697
3.50%, 02/12/35 (Call 08/12/34)	21,242	21,801,523
3.50%, 11/15/42	11,542	11,340,840
3.63%, 12/15/23 (Call 09/15/23)[a]	24,002	25,698,339
3.70%, 08/08/46 (Call 02/08/46)[a]	63,438	63,737,453
3.75%, 02/12/45 (Call 08/12/44)	23,428	23,807,171
3.95%, 08/08/56 (Call 02/08/56)[a]	26,787	27,318,243
4.00%, 02/12/55 (Call 08/12/54)	28,690	29,579,995
4.10%, 02/06/37 (Call 08/06/36)	40,195	44,012,331
4.20%, 11/03/35 (Call 05/03/35)[a]	10,940	12,097,779
4.45%, 11/03/45 (Call 05/03/45)[a]	42,539	48,114,038

Security	Principal (000s)	Value
4.50%, 10/01/40	$10,208	$11,631,814
4.50%, 02/06/57 (Call 08/06/56)[a]	31,791	35,689,877
4.75%, 11/03/55 (Call 05/03/55)[a]	15,910	18,517,095
5.20%, 06/01/39	10,664	13,185,662
5.30%, 02/08/41[a]	11,758	14,825,580
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)[a]	44,989	49,606,329
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)[a]	67,385	67,110,460
2.40%, 09/15/23 (Call 07/15/23)[a]	38,552	38,555,200
2.50%, 05/15/22 (Call 03/15/22)[a]	41,741	42,386,462
2.50%, 10/15/22	53,910	54,723,912
2.65%, 07/15/26 (Call 04/15/26)[a]	39,666	38,924,194
2.80%, 07/08/21[a]	27,212	28,088,074
2.95%, 05/15/25 (Call 02/15/25)[a]	32,320	32,858,222
3.40%, 07/08/24 (Call 04/08/24)	22,203	23,330,457
3.63%, 07/15/23[a]	15,053	16,066,296
3.85%, 07/15/36 (Call 01/15/36)[a]	12,005	12,489,648
3.90%, 05/15/35 (Call 11/15/34)	19,112	19,978,842
4.00%, 07/15/46 (Call 01/15/46)[a]	49,660	51,137,832
4.13%, 05/15/45 (Call 11/15/44)[a]	23,436	24,534,183
4.30%, 07/08/34 (Call 01/08/34)	23,256	25,513,007
4.38%, 05/15/55 (Call 11/15/54)[a]	17,809	19,269,123
4.50%, 07/08/44 (Call 01/08/44)	12,513	13,829,055
5.38%, 07/15/40	29,434	36,289,082
6.13%, 07/08/39	13,107	17,545,832
6.50%, 04/15/38[a]	16,939	23,459,561

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	$6,135	$6,157,097
3.90%, 08/21/27 (Call 05/21/27)	1,850	1,863,968

		1,595,985,928
TELECOMMUNICATIONS — 7.48%
AT&T Corp.
8.25%, 11/15/31[a]	986	1,393,420
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	28,542	28,272,641
2.80%, 02/17/21 (Call 01/17/21)[a]	24,569	24,879,535
3.00%, 02/15/22[a]	29,523	29,892,185
3.00%, 06/30/22 (Call 04/30/22)	47,100	47,639,752
3.20%, 03/01/22 (Call 02/01/22)[a]	15,600	15,932,487
3.40%, 05/15/25 (Call 02/15/25)	60,567	60,314,187
3.60%, 02/17/23 (Call 12/17/22)[a]	42,712	43,974,097
3.80%, 03/15/22	27,867	29,106,513
3.80%, 03/01/24 (Call 01/01/24)	17,435	18,079,931
3.88%, 08/15/21[a]	13,213	13,878,395
3.90%, 03/11/24 (Call 12/11/23)	15,177	15,790,278
3.90%, 08/14/27 (Call 05/14/27)	10,000	10,095,800
3.95%, 01/15/25 (Call 10/15/24)	24,710	25,496,218
4.13%, 02/17/26 (Call 11/17/25)[a]	41,808	43,222,950
4.25%, 03/01/27 (Call 12/01/26)[a]	36,850	38,220,249
4.30%, 12/15/42 (Call 06/15/42)[a]	28,956	26,758,932
4.35%, 06/15/45 (Call 12/15/44)[a]	45,651	41,575,498
4.45%, 05/15/21	16,195	17,299,938
4.45%, 04/01/24 (Call 01/01/24)[a]	22,136	23,748,840

Security	Principal (000s)	Value
4.50%, 05/15/35 (Call 11/15/34)	$45,939	$45,021,240
4.50%, 03/09/48 (Call 09/09/47)	46,946	43,450,204
4.55%, 03/09/49 (Call 09/09/48)	40,554	37,530,379
4.60%, 02/15/21 (Call 11/15/20)	11,450	12,234,640
4.75%, 05/15/46 (Call 11/15/45)	39,582	38,125,256
4.80%, 06/15/44 (Call 12/15/43)[a]	36,550	35,643,582
4.90%, 08/14/37 (Call 02/14/37)	15,000	15,168,450
5.00%, 03/01/21	24,159	26,203,489
5.15%, 03/15/42	25,020	25,556,501
5.15%, 02/14/50 (Call 08/14/49)	20,000	20,127,400
5.25%, 03/01/37 (Call 09/01/36)[a]	40,473	42,772,425
5.30%, 08/14/58 (Call 02/14/58)	18,000	18,250,740
5.35%, 09/01/40[a]	26,124	27,477,268
5.45%, 03/01/47 (Call 09/01/46)[a]	36,585	38,606,504
5.55%, 08/15/41[a]	18,973	20,580,529
5.65%, 02/15/47 (Call 08/15/46)	20,129	21,815,961
5.70%, 03/01/57 (Call 09/01/56)[a]	14,619	15,749,989
6.00%, 08/15/40 (Call 05/15/40)	17,050	19,318,895
6.30%, 01/15/38	21,608	25,365,718
6.38%, 03/01/41	14,057	16,691,057
6.50%, 09/01/37[a]	2,075	2,491,245
6.55%, 02/15/39[a]	11,525	13,871,278
British Telecommunications PLC
9.13%, 12/15/30	29,651	45,494,368
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	31,070	30,896,390
2.20%, 02/28/21[a]	35,673	36,025,777
2.20%, 09/20/23 (Call 07/20/23)[a]	15,050	14,906,974

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 09/20/26 (Call 06/20/26)[a]	$24,237	$23,630,457
2.95%, 02/28/26[a]	13,489	13,634,855
3.63%, 03/04/24[a]	18,066	19,303,143
5.50%, 01/15/40[a]	26,403	33,378,783
5.90%, 02/15/39	28,044	36,845,121
Deutsche Telekom International Finance BV
8.75%, 06/15/30	40,640	60,287,668
New Cingular Wireless Services Inc.
8.75%, 03/01/31[a]	10,394	14,885,700
Orange SA
4.13%, 09/14/21[a]	10,594	11,366,603
5.38%, 01/13/42[a]	13,007	15,494,163
5.50%, 02/06/44 (Call 08/06/43)[a]	9,807	11,943,250
9.00%, 03/01/31[a]	28,743	43,892,783
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	9,009	9,655,129
5.00%, 03/15/44 (Call 09/15/43)[a]	13,394	15,473,427
Telefonica Emisiones SAU
4.10%, 03/08/27[a]	23,050	23,887,524
4.57%, 04/27/23	4,770	5,248,228
5.21%, 03/08/47[a]	36,540	40,567,581
5.46%, 02/16/21[a]	18,793	20,708,148
7.05%, 06/20/36	21,420	28,496,716
Telefonica Europe BV
8.25%, 09/15/30	17,804	25,376,210
Verizon Communications Inc.
1.75%, 08/15/21[a]	9,872	9,682,603
2.45%, 11/01/22 (Call 08/01/22)[a]	35,226	34,865,515
2.63%, 08/15/26[a]	35,081	32,738,884
2.95%, 03/15/22	39,795	40,508,668
3.00%, 11/01/21 (Call 09/01/21)[a]	28,103	28,761,552
3.13%, 03/16/22[a]	32,170	32,962,685
3.38%, 02/15/25[a,b]	73,528	73,493,030
3.45%, 03/15/21[a]	5,810	6,051,891
3.50%, 11/01/21[a]	31,811	33,162,166

Security	Principal (000s)	Value
3.50%, 11/01/24 (Call 08/01/24)	$30,025	$30,557,559
3.85%, 11/01/42 (Call 05/01/42)[a]	20,709	18,030,314
4.13%, 03/16/27[a]	49,405	51,212,378
4.13%, 08/15/46[a]	26,185	23,296,302
4.15%, 03/15/24 (Call 12/15/23)[a]	21,479	22,743,735
4.27%, 01/15/36[a]	37,098	36,111,078
4.40%, 11/01/34 (Call 05/01/34)[a]	40,519	40,575,828
4.50%, 09/15/20[a]	4,234	4,542,531
4.50%, 08/10/33	5,000	5,078,778
4.52%, 09/15/48	72,054	67,510,426
4.60%, 04/01/21[a]	18,974	20,479,016
4.67%, 03/15/55	70,165	65,411,251
4.75%, 11/01/41	6,678	6,598,178
4.81%, 03/15/39	20,180	20,534,010
4.86%, 08/21/46[a]	56,575	56,308,549
5.01%, 04/15/49	60,080	60,309,602
5.01%, 08/21/54	79,014	77,841,740
5.05%, 03/15/34 (Call 12/15/33)	8,387	8,929,756
5.15%, 09/15/23	98,414	109,970,077
5.25%, 03/16/37[a]	37,060	39,954,178
5.50%, 03/16/47[a]	33,260	35,996,051
6.55%, 09/15/43	22,084	27,712,637
Vodafone Group PLC
2.50%, 09/26/22[a]	13,698	13,820,493
2.95%, 02/19/23[a]	22,652	23,098,673
4.38%, 02/19/43[a]	23,107	23,497,762
6.15%, 02/27/37[a]	18,448	22,860,564

		2,904,232,054
TRANSPORTATION — 0.87%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)[a]	3,381	3,663,983
3.90%, 08/01/46 (Call 02/01/46)[a]	9,275	9,428,346
4.13%, 06/15/47 (Call 12/15/46)	15,810	16,620,076
4.15%, 04/01/45 (Call 10/01/44)[a]	14,853	15,621,828

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.45%, 03/15/43 (Call 09/15/42)	$13,711	$14,967,883
4.55%, 09/01/44 (Call 03/01/44)	14,248	15,806,565
4.90%, 04/01/44 (Call 10/01/43)	15,585	18,103,771
5.75%, 05/01/40 (Call 11/01/39)	6,612	8,365,308
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)	10,873	13,904,642
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	990	952,602
3.25%, 06/01/27 (Call 03/01/27)	29,920	30,089,216
3.80%, 11/01/46 (Call 05/01/46)[a]	12,070	11,610,792
4.10%, 03/15/44 (Call 09/15/43)[a]	11,850	11,958,708
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	6,931	7,063,042
4.00%, 01/15/24[a]	6,889	7,433,611
4.40%, 01/15/47 (Call 07/15/46)[a]	24,436	25,141,333
4.55%, 04/01/46 (Call 10/01/45)[a]	18,710	19,772,481
4.75%, 11/15/45 (Call 05/15/45)	17,265	18,697,810
5.10%, 01/15/44	6,454	7,286,309
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	12,785	12,667,101
4.16%, 07/15/22 (Call 04/15/22)[a]	7,953	8,642,848
United Parcel Service Inc.
2.45%, 10/01/22[a]	16,513	16,746,918
3.13%, 01/15/21[a]	17,781	18,478,805
6.20%, 01/15/38	18,790	25,698,247

		338,722,225
WATER — 0.02%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	7,000	7,100,716

Security	Principal or Shares (000s)	Value
6.59%, 10/15/37	$985	$1,358,945

		8,459,661

TOTAL CORPORATE BONDS & NOTES
(Cost: $37,981,637,183)		38,321,904,598

U.S. GOVERNMENT OBLIGATIONS — 0.04%
U.S. Treasury Note/Bond
1.38%, 04/30/21	15,000	14,902,587

		14,902,587

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $14,797,121)		14,902,587

SHORT-TERM INVESTMENTS — 9.17%

MONEY MARKET FUNDS — 9.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	3,313,361	3,314,354,871
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[d,e]	246,668	246,667,784

		3,561,022,655

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,560,361,623)		3,561,022,655

TOTAL INVESTMENTS IN SECURITIES — 107.95%
(Cost: $41,556,795,927)[g]		41,897,829,840
Other Assets, Less Liabilities — (7.95)%		(3,084,901,903)

NET ASSETS — 100.00%		$38,812,927,937

VRN — Variable Rate Note

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $41,565,800,489. Net unrealized appreciation was $332,029,351, of which $486,748,414 represented gross unrealized appreciation on investments and $154,719,063 represented gross unrealized depreciation on investments.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Principal/ Shares held at 02/28/17 (000s)	Principal/ Shares purchased (000s)		Principal/ Shares sold (000s)	Principal/ Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares
	2,651,900	661,461	[b]	—	3,313,361	$3,314,354,871	$55,243	$(254,917)	$	—[c]
BlackRock Cash Funds: Treasury, SL Agency Shares
	212,138	34,530	[b]	—	246,668	246,667,784	—	—		684,607
PNC Bank N.A.
2.15%, 04/29/21	$16,670	$6,225		$(8,880)	$14,015	14,035,675	(133,415)	257,770		116,546
2.30%, 06/01/20	9,030	6,850		(15,880)	—	—	(16,335)	51,307		62,991
2.40%, 10/18/19	3,720	—		(3,720)	—	—	19,172	(33,375)		1,880
2.45%, 11/05/20	6,910	4,421		(2,025)	9,306	9,435,697	11,705	92,853		100,847
2.45%, 07/28/22	—	625		—	625	628,487	—	(769)		—
2.55%, 12/09/21	8,460	6,150		—	14,610	14,816,125	—	156,082		145,227
2.60%, 07/21/20	7,440	550		—	7,990	8,135,709	—	59,684		91,666
2.63%, 02/17/22	—	18,100		—	18,100	18,408,844	—	208,128		144,803
2.70%, 11/01/22	6,492	3,450		—	9,942	10,052,319	—	169,645		117,516
2.95%, 01/30/23	12,353	3,600		(4,635)	11,318	11,533,408	76,905	152,569		170,408
2.95%, 02/23/25	12,330	3,805		(3,355)	12,780	12,907,294	(23,927)	229,637		163,133
3.25%, 06/01/25	13,240	1,350		(2,250)	12,340	12,697,550	(3,104)	217,553		170,136
3.80%, 07/25/23	10,023	1,300		(750)	10,573	11,233,644	(685)	200,159		152,933
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	10,900		—	10,900	11,004,456	—	54,103		52,596
3.30%, 03/08/22	10,229	500		—	10,729	11,198,668	—	147,796		139,946
3.90%, 04/29/24	10,260	2,774		(6,630)	6,404	6,794,847	114,431	31,993		112,226
4.38%, 08/11/20	8,704	—		—	8,704	9,294,257	—	93,525		106,340
5.13%, 02/08/20	5,025	—		(5,025)	—	—	86,547	(66,686)		59,751

						$3,723,199,635	$186,537	$1,767,057		$2,593,552

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$38,321,904,598	$—	$38,321,904,598
U.S. government obligations	—	14,902,587	—	14,902,587
Money market funds	3,561,022,655	—	—	3,561,022,655

Total	$3,561,022,655	$38,336,807,185	$—	$41,897,829,840

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2017

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$18,104,984,866	$37,835,512,897
Affiliated (Note 2)	4,399,779,544	3,721,283,030

Total cost of investments in securities	$22,504,764,410	$41,556,795,927

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$17,869,892,578	$38,174,630,205
Affiliated (Note 2)	4,400,915,168	3,723,199,635
Cash	6,332,565	—
Receivables:
Investment securities sold	17,723,340	360,767,426
Due from custodian (Note 4)	1,290,607	2,233,050
Dividends and interest	302,170,889	379,748,087
Capital shares sold	3,852,662	24,358,440

Total Assets	22,602,177,809	42,664,936,843

LIABILITIES
Payables:
Investment securities purchased	76,404,620	533,168,445
Collateral for securities on loan (Note 1)	4,210,110,481	3,313,379,566
Securities related to in-kind transactions (Note 4)	1,972,570	696,258
Investment advisory fees (Note 2)	7,779,044	4,764,637

Total Liabilities	4,296,266,715	3,852,008,906

NET ASSETS	$18,305,911,094	$38,812,927,937

Net assets consist of:
Paid-in capital	$19,045,491,002	$38,363,249,333
Undistributed net investment income	71,801,295	83,094,801
Undistributed net realized gain (accumulated net realized loss)	(577,424,539)	25,549,890
Net unrealized appreciation (depreciation)	(233,956,664)	341,033,913

NET ASSETS	$18,305,911,094	$38,812,927,937

Shares outstanding[b]	207,800,000	319,700,000

Net asset value per share	$88.09	$121.40

[a]	Securities on loan with values of $4,006,926,502 and $3,210,543,359, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2017

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$666,915	$684,607
Interest — unaffiliated	495,223,476	565,434,709
Interest — affiliated (Note 2)	—	1,908,945
Securities lending income — affiliated — net (Note 2)	13,995,928	4,381,332

Total investment income	509,886,319	572,409,593

EXPENSES
Investment advisory fees (Note 2)	45,069,623	25,048,335
Proxy fees	417,520	680,070

Total expenses	45,487,143	25,728,405

Net investment income	464,399,176	546,681,188

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,001,823	(5,148,772)
Investments — affiliated (Note 2)	236,138	74,415
In-kind redemptions — unaffiliated	181,362,286	144,760,840
In-kind redemptions — affiliated (Note 2)	—	112,122

Net realized gain	186,600,247	139,798,605

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(172,064,353)	714,572,302
Investments — affiliated (Note 2)	(495,947)	1,767,057

Net change in unrealized appreciation/depreciation	(172,560,300)	716,339,359

Net realized and unrealized gain	14,039,947	856,137,964

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$478,439,123	$1,402,819,152

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$464,399,176	$913,370,596	$546,681,188	$958,129,337
Net realized gain	186,600,247	163,704,895	139,798,605	651,742,555
Net change in unrealized appreciation/depreciation	(172,560,300)	1,590,409,253	716,339,359	47,173,262

Net increase in net assets resulting from operations	478,439,123	2,667,484,744	1,402,819,152	1,657,045,154

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(473,878,605)	(894,276,174)	(538,744,573)	(950,827,137)

Total distributions to shareholders	(473,878,605)	(894,276,174)	(538,744,573)	(950,827,137)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,808,044,558	26,246,586,037	15,888,397,246	25,263,588,527
Cost of shares redeemed	(9,101,192,614)	(24,969,218,372)	(9,177,736,894)	(19,802,911,391)

Net increase (decrease) in net assets from capital share transactions	(293,148,056)	1,277,367,665	6,710,660,352	5,460,677,136

INCREASE (DECREASE) IN NET ASSETS	(288,587,538)	3,050,576,235	7,574,734,931	6,166,895,153

NET ASSETS
Beginning of period	18,594,498,632	15,543,922,397	31,238,193,006	25,071,297,853

End of period	$18,305,911,094	$18,594,498,632	$38,812,927,937	$31,238,193,006

Undistributed net investment income included in net assets at end of period	$71,801,295	$81,280,724	$83,094,801	$75,158,186

SHARES ISSUED AND REDEEMED
Shares sold	100,500,000	310,500,000	133,000,000	210,900,000
Shares redeemed	(103,800,000)	(295,900,000)	(77,100,000)	(165,500,000)

Net increase (decrease) in shares outstanding	(3,300,000)	14,600,000	55,900,000	45,400,000

See notes to financial statements.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx$ High Yield Corporate Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$88.08	$79.10	$91.71	$94.64	$93.71	$91.40

Income from investment operations:
Net investment income[a]	2.24	4.64	4.79	4.96	5.58	6.15
Net realized and unrealized gain (loss)[b]	0.02	8.89	(12.62)	(2.89)	0.98	2.31

Total from investment operations	2.26	13.53	(7.83)	2.07	6.56	8.46

Less distributions from:
Net investment income	(2.25)	(4.55)	(4.78)	(5.00)	(5.63)	(6.15)

Total distributions	(2.25)	(4.55)	(4.78)	(5.00)	(5.63)	(6.15)

Net asset value, end of period	$88.09	$88.08	$79.10	$91.71	$94.64	$93.71

Total return	2.61%[c]	17.54%	(8.76)%	2.22%	7.31%	9.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,305,911	$18,594,499	$15,543,922	$18,021,179	$13,580,859	$15,077,490
Ratio of expenses to average net assets[d]	0.50%	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	5.06%	5.46%	5.60%	5.37%	6.01%	6.73%
Portfolio turnover rate[e]	8%[c]	13%	11%	11%	11%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$118.42	$114.80	$121.46	$117.02	$120.06	$116.86

Income from investment operations:
Net investment income[a]	1.92	3.88	4.00	4.06	4.25	4.60
Net realized and unrealized gain (loss)[b]	2.98	3.63	(6.70)	4.42	(2.94)	3.22

Total from investment operations	4.90	7.51	(2.70)	8.48	1.31	7.82

Less distributions from:
Net investment income	(1.92)	(3.89)	(3.96)	(4.04)	(4.35)	(4.61)
Net realized gain	—	—	—	—	—	(0.01)

Total distributions	(1.92)	(3.89)	(3.96)	(4.04)	(4.35)	(4.62)

Net asset value, end of period	$121.40	$118.42	$114.80	$121.46	$117.02	$120.06

Total return	4.19%[c]	6.57%	(2.19)%	7.35%	1.19%	6.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,812,928	$31,238,193	$25,071,298	$22,044,157	$16,898,301	$24,037,003
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.18%	3.24%	3.44%	3.42%	3.66%	3.87%
Portfolio turnover rate[e]	5%[c]	11%	13%	9%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Capital Inc.	$540,590,445	$540,590,445	$—
BMO Capital Markets	75,734,661	75,734,661	—
BNP Paribas New York Branch	116,275,660	116,275,660	—
BNP Paribas Prime Brokerage Inc.	19,190,662	19,190,662	—
BNP Paribas Prime Brokerage International Ltd.	89,664,084	89,664,084	—
Citigroup Global Markets Inc.	481,963,569	481,963,569	—
Credit Suisse Securities (USA) LLC	215,204,537	215,204,537	—
Deutsche Bank Securities Inc.	339,815,380	339,815,380	—
Goldman Sachs & Co.	692,699,353	692,699,353	—
HSBC Securities (USA) Inc.	12,124,281	12,124,281	—
Jefferies LLC	63,816,712	63,816,712	—
JPMorgan Securities LLC	486,261,383	486,261,383	—
Merrill Lynch, Pierce, Fenner & Smith	135,986,408	135,986,408	—
Mizuho Securities USA Inc.	4,124,255	4,124,255	—
Morgan Stanley & Co. LLC	111,174,395	111,174,395	—
MUFG Securities Americas Inc.	11,342	11,342	—
Nomura Securities International Inc.	8,660,361	8,660,361	—
RBC Capital Markets LLC	314,783,645	314,783,645	—
SG Americas Securities LLC	94,091,465	94,091,465	—
State Street Bank & Trust Company	19,507,584	19,507,584	—
UBS Securities LLC	37,280,529	37,280,529	—
Wells Fargo Securities LLC	147,965,791	147,965,791	—

	$4,006,926,502	$4,006,926,502	$—

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Capital Inc.	$209,764,971	$209,764,971	$—
BMO Capital Markets	30,654,875	30,654,875	—
BNP Paribas New York Branch	22,721,616	22,721,616	—
BNP Paribas Prime Brokerage Inc.	14,257,538	14,257,538	—
BNP Paribas Prime Brokerage International Ltd.	74,051,490	74,051,490	—
Citigroup Global Markets Inc.	271,252,372	271,252,372	—
Credit Suisse Securities (USA) LLC	83,873,613	83,873,613	—
Deutsche Bank Securities Inc.	93,428,615	93,428,615	—
Goldman Sachs & Co.	415,741,559	415,741,559	—
HSBC Securities (USA) Inc.	267,224,163	267,224,163	—
Jefferies LLC	235,103,977	235,103,977	—
JPMorgan Securities LLC	272,504,202	272,504,202	—
Merrill Lynch, Pierce, Fenner & Smith	188,582,628	188,582,628	—
Mizuho Securities USA Inc.	10,622,077	10,622,077	—
Morgan Stanley & Co. LLC	254,789,910	254,789,910	—
MUFG Securities Americas Inc.	100,604,413	100,604,413	—
Nomura Securities International Inc.	34,572,189	34,572,189	—
RBC Capital Markets LLC	309,736,055	309,736,055	—
RBS Securities Inc.	8,119,632	8,119,632	—
Scotia Capital (USA) Inc.	6,291,399	6,291,399	—
SG Americas Securities LLC	48,272,863	48,272,863	—
State Street Bank & Trust Company	4,247,812	4,247,812	—
UBS Securities LLC	28,064,873	28,064,873	—
Wells Fargo Securities LLC	226,060,517	226,060,517	—

	$3,210,543,359	$3,210,543,359	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $47 billion
0.4287	[a]	Over $47 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $181 billion
0.1354	[a]	Over $181 billion, up to and including $231 billion
0.1287	[a]	Over $231 billion, up to and including $281 billion
0.1222	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$4,404,966
iBoxx $ Investment Grade Corporate Bond	1,671,487

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$20,084
iBoxx $ Investment Grade Corporate Bond	—	712,665,485

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$1,547,063,584	$1,410,862,960
iBoxx $ Investment Grade Corporate Bond	83,137,086	69,033,699	2,241,994,621	1,584,194,792

In-kind transactions (see Note 4) for the six months ended August 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$8,530,176,980	$8,914,557,216
iBoxx $ Investment Grade Corporate Bond	15,024,465,085	9,035,719,894

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 28, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
iBoxx $ High Yield Corporate Bond	$763,480,673	$177,819	$763,658,492
iBoxx $ Investment Grade Corporate Bond	105,244,153	—	105,244,153

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares iBoxx $ High Yield Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative

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performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory

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Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares iBoxx $ Investment Grade Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

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Board Review and Approval of Investment Advisory

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In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	97

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	99

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate Bond	$2.220813	$—	$0.032525	$2.253338	99%	—%	1%	100%
iBoxx $ Investment Grade Corporate Bond	1.852949	—	0.062081	1.915030	97	—	3	100

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-204-0817

AUGUST 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
➢	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca
➢	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Fund Performance Overview

iSHARES® CORE 5-10 YEAR USD BOND ETF

Performance as of August 31, 2017

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg Barclays U.S. Universal 5-10 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 2.98%, net of fees, while the total return for the Index was 2.93%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.94%	2.08%	1.88%

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,029.80	$0.31	$1,000.00	$1,024.90	$0.31	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	65.36%
Corporate Bonds & Notes	27.63
Foreign Government Obligations	4.90
Collateralized Mortgage Obligations	2.11

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	68.53%
Aa	1.37
A	7.23
Baa	11.51
Ba	5.83
B	4.06
Caa	0.60
Not Rated	0.87

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE 10+ YEAR USD BOND ETF

Performance as of August 31, 2017

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 6.33%, net of fees, while the total return for the Index was 6.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.18)%	(0.40)%	(0.02)%	(0.18)%	(0.40)%	(0.02)%
5 Years	3.98%	3.87%	4.13%	21.52%	20.92%	22.41%
Since Inception	7.42%	7.44%	7.64%	73.93%	74.13%	76.63%

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,063.30	$0.42	$1,000.00	$1,024.80	$0.41	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	51.77%
U.S. Government & Agency Obligations	36.01
Foreign Government Obligations	8.34
Municipal Debt Obligations	3.88

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	38.17%
Aa	7.10
A	19.83
Baa	26.44
Ba	5.34
B	1.88
Caa	0.40
Ca	0.01
Not Rated	0.83

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE U.S. AGGREGATE BOND ETF

Performance as of August 31, 2017

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2017, the total return for the Fund was 2.75%, net of fees, while the total return for the Index was 2.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.47%	0.54%	0.49%	0.47%	0.54%	0.49%
5 Years	2.14%	2.13%	2.19%	11.17%	11.10%	11.44%
10 Years	4.30%	4.25%	4.40%	52.30%	51.57%	53.85%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.50	$0.20	$1,000.00	$1,025.00	$0.20	0.04%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/17

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	68.54%
Corporate Bonds & Notes	26.51
Foreign Government Obligations	3.10
Collateralized Mortgage Obligations	1.23
Municipal Debt Obligations	0.62

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	72.39%
Aa	3.27
A	10.59
Baa	12.65
Ba	0.71
B	0.01
Not Rated	0.38

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2017 and held through August 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.78%

MORTGAGE-BACKED SECURITIES — 1.78%
Citigroup Commercial Mortgage Trust Series 2017-P7, Class A4
3.71%, 04/14/50	$150	$160,108
CSAIL Commercial Mortgage Trust Series 2015-C1, Class B
4.04%, 04/15/50[a]	130	135,315
GS Mortgage Securities Trust Series 2014-GC22, Class A5
3.86%, 06/10/47	140	149,600
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4
3.18%, 03/10/46	170	175,995

		621,018

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $623,382)		621,018

CORPORATE BONDS & NOTES — 27.23%

ADVERTISING — 0.15%
Lamar Media Corp.
5.75%, 02/01/26 (Call 02/01/21)	25	26,928
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	25,456

		52,384
AEROSPACE & DEFENSE — 0.52%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	25	26,506
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	25	26,378
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	25	26,194
Northrop Grumman Corp.
3.25%, 08/01/23	25	26,084
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/19)	50	51,940
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	25	24,358

		181,460

Security	Principal (000s)	Value
AGRICULTURE — 0.24%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	$10	$9,717
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)[b]	10	10,118
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	10	10,061
3.60%, 11/15/23	25	26,407
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	25	27,075

		83,378
AIRLINES — 0.07%
United Airlines Pass Through Trust
Series 2013-1A, Class A
4.30%, 08/15/25	21	22,767

		22,767
APPAREL — 0.07%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[b]	25	26,023

		26,023
AUTO MANUFACTURERS — 0.23%
American Honda Finance Corp.
2.30%, 09/09/26	10	9,587
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)[b]	10	9,887
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	25	25,881
General Motors Financial Co. Inc.
4.25%, 05/15/23	10	10,454
4.35%, 01/17/27 (Call 10/17/26)	25	25,679

		81,488
AUTO PARTS & EQUIPMENT — 0.22%
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 04/01/22)[b]	25	24,625
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)	25	26,072
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	25	26,123

		76,820
BANKS — 3.74%
Bank of America Corp.
3.30%, 01/11/23	50	51,409
4.45%, 03/03/26	75	79,662

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	$25	$25,288
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	25	24,858
Bank of Nova Scotia (The)
4.50%, 12/16/25	25	26,623
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	25	25,973
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	25	25,001
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	24,733
4.40%, 06/10/25	25	26,428
4.60%, 03/09/26	25	26,714
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[c]	25	25,835
Commonwealth Bank of Australia
2.85%, 05/18/26[b]	25	24,781
Deutsche Bank AG/London
3.70%, 05/30/24	25	25,567
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	50	50,948
3.50%, 11/16/26 (Call 11/16/25)	25	25,150
3.63%, 01/22/23	25	25,986
3.75%, 02/25/26 (Call 11/25/25)	25	25,789
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	50	50,145
3.30%, 04/01/26 (Call 01/01/26)	25	25,223
3.63%, 05/13/24	25	26,214
4.13%, 12/15/26	25	26,265
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[c]	50	51,795
KfW
2.50%, 11/20/24	35	35,826
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	25	23,905
2.38%, 06/10/25	10	10,128
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	25	26,181
Morgan Stanley
3.13%, 07/27/26	25	24,687
3.75%, 02/25/23	25	26,209

Security	Principal (000s)	Value
3.88%, 01/27/26	$25	$26,125
4.00%, 07/23/25	25	26,353
4.10%, 05/22/23	25	26,263
4.35%, 09/08/26	10	10,505
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	25	24,895
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	15	15,935
Royal Bank of Canada
4.65%, 01/27/26	25	27,097
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	25	27,691
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	25	26,201
Santander UK PLC
4.00%, 03/13/24	25	26,652
State Street Corp.
2.65%, 05/19/26	35	34,543
Sumitomo Mitsui Financial Group Inc.
3.78%, 03/09/26	25	26,332
Wells Fargo & Co.
3.00%, 04/22/26	10	9,899
3.00%, 10/23/26	25	24,718
3.07%, 01/24/23 (Call 01/24/22)	25	25,555
4.10%, 06/03/26	25	26,256
4.48%, 01/16/24	25	27,108
Westpac Banking Corp.
3.35%, 03/08/27	25	25,684

		1,305,135
BEVERAGES — 0.40%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	25	25,967
3.65%, 02/01/26 (Call 11/01/25)	35	36,426
Coca-Cola Co. (The)
2.50%, 04/01/23	25	25,337
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	25	25,867
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	25	26,715

		140,312

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.23%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	$25	$26,262
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	25	26,480
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	25	26,287

		79,029
BUILDING MATERIALS — 0.18%
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	10	10,764
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	25	24,902
Standard Industries Inc./NJ
6.00%, 10/15/25 (Call 10/15/20)[b]	25	26,889

		62,555
CHEMICALS — 0.46%
Blue Cube Spinco Inc.
10.00%, 10/15/25 (Call 10/15/20)	25	30,816
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)	25	26,601
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	25	26,009
LYB International Finance BV
4.00%, 07/15/23	25	26,630
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	25	26,201
NOVA Chemicals Corp.
5.25%, 08/01/23 (Call 08/01/18)[b]	25	25,817

		162,074
COMMERCIAL SERVICES — 0.41%
ADT Corp. (The)
4.13%, 06/15/23	25	25,324
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)[e]	25	25,176
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	10	10,417
ERAC USA Finance LLC
3.85%, 11/15/24 (Call 08/15/24)[b]	25	26,142
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[b]	25	27,636

Security	Principal (000s)	Value
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	$25	$26,765

		141,460
COMPUTERS — 0.89%
Apple Inc.
3.00%, 06/20/27 (Call 03/20/27)	25	25,199
3.25%, 02/23/26 (Call 11/23/25)	25	25,839
3.45%, 05/06/24	25	26,348
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)[b]	25	27,369
6.02%, 06/15/26 (Call 03/15/26)[b]	25	27,928
7.13%, 06/15/24 (Call 06/15/19)[b,e]	25	27,781
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[b]	25	24,446
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)	25	26,570
HP Inc.
4.05%, 09/15/22	10	10,654
International Business Machines Corp.
7.00%, 10/30/25	25	32,384
Seagate HDD Cayman
4.75%, 06/01/23	25	25,248
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)	25	29,681

		309,447
COSMETICS & PERSONAL CARE — 0.03%
Procter & Gamble Co. (The)
2.85%, 08/11/27	10	10,141

		10,141
DIVERSIFIED FINANCIAL SERVICES — 0.98%
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)[e]	25	26,931
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	25	26,113
American Express Credit Corp.
3.30%, 05/03/27 (Call 04/03/27)	10	10,222
Ameriprise Financial Inc.
4.00%, 10/15/23	25	26,976
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	25	26,173
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	25,280

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	$25	$25,452
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	25	25,074
Jefferies Group LLC
6.45%, 06/08/27	10	11,665
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	10	10,018
2.85%, 01/27/25 (Call 10/27/24)	25	25,064
Navient Corp.
5.50%, 01/25/23	25	25,258
ORIX Corp.
3.70%, 07/18/27	25	25,434
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	25	26,161
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	25	25,720

		341,541
ELECTRIC — 1.72%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24[f]	200	204,143
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	10	10,633
Calpine Corp.
5.88%, 01/15/24 (Call 11/01/18)[b]	25	25,672
Commonwealth Edison Co.
2.95%, 08/15/27 (Call 05/15/27)	10	10,079
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	25	24,290
Duke Energy Corp.
3.15%, 08/15/27 (Call 05/15/27)	10	10,039
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	25	25,937
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)	25	25,860
Edison International
2.40%, 09/15/22 (Call 08/15/22)	10	10,025
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)[b]	25	26,011
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	25	26,460

Security	Principal (000s)	Value
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	$25	$26,382
FirstEnergy Corp.
Series B
3.90%, 07/15/27 (Call 04/15/27)	10	10,185
4.25%, 03/15/23 (Call 12/15/22)	25	26,441
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	10	10,385
NRG Energy Inc.
7.25%, 05/15/26 (Call 05/15/21)	25	26,897
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	25	24,527
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	25	25,337
3.25%, 07/01/26 (Call 04/01/26)	25	24,916
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	25	25,482

		599,701
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	10	10,108

		10,108
ELECTRONICS — 0.10%
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	10	10,105
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	25	24,284

		34,389
ENGINEERING & CONSTRUCTION — 0.07%
AECOM
5.75%, 10/15/22 (Call 10/15/17)	25	26,115

		26,115
ENTERTAINMENT — 0.15%
Regal Entertainment Group
5.75%, 02/01/25 (Call 02/01/18)	25	24,828
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	25	27,734

		52,562
FOOD — 0.33%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[e]	25	23,899

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	$25	$24,113
3.95%, 07/15/25 (Call 04/15/25)	10	10,352
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	10	10,036
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	10	10,179
Post Holdings Inc.
5.75%, 03/01/27 (Call 03/01/22)[b]	25	25,989
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	10	10,105

		114,673
FOREST PRODUCTS & PAPER — 0.03%
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	10	10,420

		10,420
GAS — 0.19%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	25	25,317
Boston Gas Co.
3.15%, 08/01/27 (Call 05/01/27)[b]	10	10,157
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	10	10,244
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	10	10,335
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	10	9,830

		65,883
HEALTH CARE – PRODUCTS — 0.32%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	25	25,808
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	25	24,751
3.15%, 01/15/23 (Call 10/15/22)	25	25,724
3.20%, 08/15/27 (Call 05/15/27)	10	10,006
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	25	25,403

		111,692
HEALTH CARE – SERVICES — 0.76%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	10	10,143

Security	Principal (000s)	Value
Anthem Inc.
3.30%, 01/15/23	$25	$25,889
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	26,046
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/20)	25	25,211
DaVita Inc.
5.13%, 07/15/24 (Call 07/15/19)	25	25,480
Envision Healthcare Corp.
6.25%, 12/01/24 (Call 12/01/19)[b]	25	26,912
HCA Inc.
5.38%, 02/01/25	50	52,764
HealthSouth Corp.
5.75%, 09/15/25 (Call 09/15/20)	25	25,969
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	10	10,121
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)[b]	25	25,036
UnitedHealth Group Inc.
3.75%, 07/15/25	10	10,645

		264,216
HOLDING COMPANIES – DIVERSIFIED — 0.08%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	25	26,817

		26,817
HOME BUILDERS — 0.07%
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	25	26,025

		26,025
HOUSEHOLD PRODUCTS & WARES — 0.10%
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	10	10,032
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	25	26,627

		36,659
HOUSEWARES — 0.08%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	25	26,473

		26,473
INSURANCE — 0.79%
Aflac Inc.
3.63%, 11/15/24	25	26,493

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Allstate Corp. (The)
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[c]	$25	$27,499
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	35	36,561
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	25	26,609
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	25	25,570
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	25	25,056
Manulife Financial Corp.
4.15%, 03/04/26	25	26,856
MetLife Inc.
Series D
4.37%, 09/15/23	25	27,443
Prudential Financial Inc.
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[c]	50	54,217

		276,304
INTERNET — 0.25%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)[b]	25	25,126
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	25	26,727
Netflix Inc.
4.38%, 11/15/26[b]	25	24,376
Priceline Group Inc. (The)
2.75%, 03/15/23 (Call 02/15/23)	10	10,055

		86,284
IRON & STEEL — 0.16%
ArcelorMittal
6.13%, 06/01/25	25	28,758
Vale Overseas Ltd.
6.25%, 08/10/26	25	28,440

		57,198
LEISURE TIME — 0.03%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	10	11,148

		11,148
LODGING — 0.10%
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	10	9,949

Security	Principal (000s)	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25 (Call 12/01/24)[b]	$25	$26,144

		36,093
MACHINERY — 0.11%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[b]	25	27,273
John Deere Capital Corp.
2.80%, 03/06/23	10	10,232

		37,505
MANUFACTURING — 0.22%
General Electric Co.
2.70%, 10/09/22	25	25,652
3.45%, 05/15/24 (Call 02/13/24)	25	26,445
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	25	25,630

		77,727
MEDIA — 1.31%
AMC Networks Inc.
5.00%, 04/01/24 (Call 04/01/20)	25	25,797
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	25	23,963
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/26 (Call 02/15/21)[b]	25	26,457
5.88%, 04/01/24 (Call 04/01/19)[b]	25	26,603
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)	25	26,759
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	9,413
3.15%, 03/01/26 (Call 12/01/25)	25	25,279
Cox Communications Inc.
3.25%, 12/15/22[b]	25	25,373
CSC Holdings LLC
5.25%, 06/01/24	50	51,229
Discovery Communications LLC
4.90%, 03/11/26 (Call 12/11/25)	25	26,742
DISH DBS Corp.
5.88%, 11/15/24	25	26,948

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
iHeartCommunications Inc.
9.00%, 09/15/22 (Call 10/02/17)	$25	$18,190
Sirius XM Radio Inc.
6.00%, 07/15/24 (Call 07/15/19)[b]	25	26,989
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	25	25,321
3.80%, 02/15/27 (Call 11/15/26)	10	10,059
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[b]	25	25,388
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	10	9,660
4.25%, 09/01/23 (Call 06/01/23)	25	25,845
Walt Disney Co. (The)
1.85%, 07/30/26	25	23,189

		459,204
METAL FABRICATE & HARDWARE — 0.10%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	25	25,977
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	10	10,320

		36,297
MINING — 0.32%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	25	27,234
Freeport-McMoRan Inc.
4.55%, 11/14/24 (Call 08/14/24)	25	24,981
Glencore Finance Canada Ltd.
4.25%, 10/25/22[b]	25	26,321
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	5	5,110
Teck Resources Ltd.
8.50%, 06/01/24 (Call 06/01/19)[b]	25	28,915

		112,561
OFFICE & BUSINESS EQUIPMENT — 0.03%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	10	10,265

		10,265
OIL & GAS — 2.33%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	25	24,815
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	25	24,726

Security	Principal (000s)	Value
BP Capital Markets PLC
3.02%, 01/16/27 (Call 10/16/26)	$25	$24,915
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[b]	25	25,780
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	25	25,258
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	214,882
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/02/17)	25	25,738
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	25	24,913
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	25	24,779
Ecopetrol SA
4.13%, 01/16/25	100	100,487
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	25	25,675
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	25	25,266
MEG Energy Corp.
7.00%, 03/31/24 (Call 09/30/18)[b]	25	19,770
Newfield Exploration Co.
5.63%, 07/01/24	25	26,615
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	25	25,219
Petrobras Global Finance BV
6.25%, 03/17/24	15	15,895
Petroleos de Venezuela SA
6.00%, 05/16/24[f]	15	4,519
9.00%, 11/17/21[f]	15	5,813
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	25	23,929
Shell International Finance BV
2.25%, 01/06/23	25	24,941
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	25	22,205
Statoil ASA
3.25%, 11/10/24	25	25,899
Total Capital International SA
2.70%, 01/25/23	25	25,470
Transocean Inc.
9.00%, 07/15/23 (Call 07/15/20)[b]	25	26,583

		814,092

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.18%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	$25	$25,836
Schlumberger Holdings Corp.
3.63%, 12/21/22 (Call 10/21/22)[b]	25	26,198
4.00%, 12/21/25 (Call 09/21/25)[b]	10	10,579

		62,613
PACKAGING & CONTAINERS — 0.37%
Ball Corp.
4.00%, 11/15/23	25	25,387
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[b]	25	26,115
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23[b]	25	27,336
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[b]	25	26,095
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)[b]	25	25,145

		130,078
PHARMACEUTICALS — 1.08%
AbbVie Inc.
2.90%, 11/06/22	25	25,416
3.60%, 05/14/25 (Call 02/14/25)	25	25,840
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	25	26,137
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	25	25,056
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 10/02/17)[b]	25	20,850
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	25	25,194
Johnson & Johnson
3.38%, 12/05/23	50	53,879
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	25	25,174
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	25	25,480
Novartis Capital Corp.
3.40%, 05/06/24	25	26,357
Pfizer Inc.
5.80%, 08/12/23	25	29,742

Security	Principal (000s)	Value
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (Call 06/23/26)	$25	$24,629
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	25	23,549
Valeant Pharmaceuticals International Inc.
6.13%, 04/15/25 (Call 04/15/20)[b]	25	21,057

		378,360
PIPELINES — 1.05%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.15%, 08/15/26 (Call 05/15/26)[b]	25	25,122
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	25	25,295
Energy Transfer LP
4.05%, 03/15/25 (Call 12/15/24)	25	25,367
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	25	26,315
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	25	24,647
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	25	25,011
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	10	10,797
4.88%, 06/01/25 (Call 03/01/25)	25	26,792
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	10	10,110
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	25	25,224
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	25	27,558
5.88%, 06/30/26 (Call 12/31/25)	10	11,177
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (Call 09/01/25)	25	28,192
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	25	24,713

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	$25	$25,563
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	25	25,689

		367,572
PRIVATE EQUITY — 0.08%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)[b]	25	26,198

		26,198
REAL ESTATE — 0.15%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	25	26,445
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	25	25,994

		52,439
REAL ESTATE INVESTMENT TRUSTS — 1.66%
American Tower Corp.
3.50%, 01/31/23	25	25,967
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	25	26,031
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	25	26,428
Brixmor Operating Partnership LP
4.13%, 06/15/26 (Call 03/15/26)	25	25,379
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	10	10,019
Crown Castle International Corp.
5.25%, 01/15/23	25	27,872
DDR Corp.
3.90%, 08/15/24 (Call 06/15/24)	25	25,317
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)	25	27,453
ERP Operating LP
3.25%, 08/01/27 (Call 05/01/27)	10	10,140
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)	25	24,986
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	25	26,766
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	25	25,936
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	25	25,689

Security	Principal (000s)	Value
Kimco Realty Corp.
3.30%, 02/01/25 (Call 12/01/24)	$10	$10,070
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	25	24,137
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)	25	27,134
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	10	10,252
5.25%, 01/15/26 (Call 10/15/25)	25	26,765
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	25	26,184
SBA Communications Corp.
4.88%, 09/01/24 (Call 09/01/19)	25	25,887
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	10	10,320
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)	25	24,458
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	50	50,743
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	10	10,018
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	25	26,400

		580,351
RETAIL — 0.89%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[b]	25	25,430
Advance Auto Parts Inc.
4.50%, 12/01/23 (Call 09/01/23)	10	10,610
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	25	24,461
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	25	26,179
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/26 (Call 06/01/21)[b]	25	26,334
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[e]	25	25,265
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	25	26,026

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	$10	$10,349
3.70%, 01/30/26 (Call 10/30/25)	25	26,313
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[b]	25	22,388
QVC Inc.
4.85%, 04/01/24	10	10,455
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)	25	25,509
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	25	25,480
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	25	26,086

		310,885
SEMICONDUCTORS — 0.37%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (Call 10/15/26)[b]	25	25,770
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	25	24,563
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)	25	26,391
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)	25	25,305
Sensata Technologies BV
5.00%, 10/01/25[b]	25	26,241

		128,270
SOFTWARE — 0.64%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	25	26,031
First Data Corp.
7.00%, 12/01/23 (Call 12/01/18)[b]	25	26,928
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	10	10,531
Microsoft Corp.
2.65%, 11/03/22 (Call 09/03/22)	10	10,236
3.13%, 11/03/25 (Call 08/03/25)	25	25,897
3.63%, 12/15/23 (Call 09/15/23)	50	53,601
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	25	25,048
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	30	34,183

Security	Principal (000s)	Value
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	$10	$10,086

		222,541
TELECOMMUNICATIONS — 1.76%
AT&T Inc.
2.85%, 02/14/23 (Call 01/14/23)	10	9,969
3.80%, 03/01/24 (Call 01/01/24)	25	25,950
4.13%, 02/17/26 (Call 11/17/25)	25	25,862
Bharti Airtel International Netherlands BV
5.35%, 05/20/24[f]	200	214,138
CenturyLink Inc.
Series Y
7.50%, 04/01/24 (Call 01/01/24)	25	26,183
Cisco Systems Inc.
3.50%, 06/15/25	25	26,507
CommScope Technologies LLC
6.00%, 06/15/25 (Call 06/15/20)[b]	25	26,623
Frontier Communications Corp.
11.00%, 09/15/25 (Call 06/15/25)	25	21,795
Hughes Satellite Systems Corp.
5.25%, 08/01/26	25	26,230
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 02/15/19)[b]	25	26,909
Juniper Networks Inc.
4.50%, 03/15/24	10	10,754
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	25	25,583
Sprint Corp.
7.88%, 09/15/23	50	57,087
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)	25	27,723
Verizon Communications Inc.
4.13%, 03/16/27	25	25,941
5.15%, 09/15/23	25	27,948
Vodafone Group PLC
2.95%, 02/19/23	10	10,196

		615,398
TEXTILES — 0.08%
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	25	26,337

		26,337

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
TRANSPORTATION — 0.25%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	$10	$10,223
3.65%, 09/01/25 (Call 06/01/25)	25	26,595
FedEx Corp.
3.20%, 02/01/25	25	25,692
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)[e]	25	25,026

		87,536
TRUCKING & LEASING — 0.07%
Park Aerospace Holdings Ltd.
5.50%, 02/15/24[b]	25	26,002

		26,002

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,428,388)		9,511,005

FOREIGN GOVERNMENT OBLIGATIONS[g] — 4.82%

ARGENTINA — 0.48%
Argentine Republic Government International Bond
7.50%, 04/22/26	150	167,941

		167,941
BRAZIL — 0.58%
Brazilian Government International Bond
4.25%, 01/07/25	200	202,172

		202,172
CANADA — 0.22%
Province of British Columbia Canada
2.00%, 10/23/22	25	25,005
Province of Quebec Canada
2.88%, 10/16/24	50	51,943

		76,948
DOMINICAN REPUBLIC — 0.31%
Dominican Republic International Bond
5.95%, 01/25/27[f]	100	108,749

		108,749
INDONESIA — 0.63%
Indonesia Government International Bond
4.75%, 01/08/26[f]	200	218,778

		218,778

Security	Principal (000s)	Value
ITALY — 0.08%
Republic of Italy Government International Bond
6.88%, 09/27/23	$25	$30,057

		30,057
MEXICO — 0.59%
Mexico Government International Bond
3.60%, 01/30/25	200	205,768

		205,768
RUSSIA — 0.63%
Russian Foreign Bond-Eurobond
4.88%, 09/16/23[f]	200	218,810

		218,810
SOUTH AFRICA — 0.30%
Republic of South Africa Government International Bond
4.67%, 01/17/24	100	103,628

		103,628
SUPRANATIONAL — 0.64%
Asian Development Bank
2.00%, 01/22/25	25	24,775
2.00%, 04/24/26	10	9,814
European Investment Bank
2.13%, 04/13/26	50	49,556
Inter-American Development Bank
2.13%, 01/15/25	25	25,007
3.00%, 02/21/24	25	26,384
International Bank for Reconstruction & Development
2.13%, 03/03/25	25	24,925
7.63%, 01/19/23	50	64,198

		224,659
TURKEY — 0.34%
Turkey Government International Bond
7.38%, 02/05/25	100	118,242

		118,242
VENEZUELA — 0.02%
Venezuela Government International Bond
7.65%, 04/21/25[f]	15	5,250
9.00%, 05/07/23[f]	10	3,650

		8,900

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,665,544)		1,684,652

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.70%

MORTGAGE-BACKED SECURITIES — 46.72%
Federal Home Loan Mortgage Corp.
2.50%, 09/01/47[h]	$10	$9,781
3.00%, 09/01/32[h]	125	129,141
3.00%, 09/01/47[h]	915	925,151
3.50%, 09/01/32[h]	50	52,328
3.50%, 04/01/47	221	229,200
3.50%, 07/01/47	25	25,688
3.50%, 09/01/47	614	636,773
3.50%, 09/01/47[h]	1,025	1,062,316
4.00%, 02/01/46	428	452,593
4.00%, 09/01/47[h]	75	79,266
4.50%, 09/01/47[h]	425	456,742
5.00%, 12/01/41	784	855,261
Federal National Mortgage Association
2.50%, 09/01/32[h]	25	25,352
2.50%, 09/01/47[h]	30	29,344
3.00%, 09/01/32[h]	225	232,313
3.00%, 09/01/47[h]	2,120	2,144,181
3.50%, 09/01/32[h]	200	208,750
3.50%, 08/01/46	1,096	1,138,417
3.50%, 09/01/47[h]	725	751,168
4.00%, 07/01/46	1,365	1,445,427
4.00%, 09/01/47[h]	460	486,091
4.50%, 01/01/44	514	561,487
4.50%, 09/01/47[h]	50	53,789
5.00%, 09/01/47[h]	125	136,582
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2
3.00%, 12/25/25	88	91,176
Series K066, Class A2
3.12%, 06/25/27	100	103,992
Government National Mortgage Association
2.50%, 09/01/47[h]	70	69,213
3.00%, 09/01/47[h]	1,380	1,408,462
3.50%, 10/20/46	1,420	1,482,940
3.50%, 09/01/47[h]	75	78,211
4.00%, 09/01/47[h]	675	711,387
4.50%, 10/20/46	232	247,993

		16,320,515

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.36%
Federal National Mortgage Association
2.13%, 04/24/26	$125	$123,891

		123,891
U.S. GOVERNMENT OBLIGATIONS — 17.62%
U.S. Treasury Note/Bond
1.25%, 07/31/23	300	290,082
1.38%, 08/31/23	300	291,936
1.50%, 03/31/23	400	393,689
1.50%, 08/15/26	125	118,975
1.63%, 11/15/22	400	397,482
1.63%, 05/31/23	350	346,308
1.63%, 10/31/23	50	49,332
1.63%, 05/15/26	300	289,152
1.75%, 01/31/23	200	199,653
1.88%, 10/31/22	100	100,622
2.00%, 11/30/22	100	101,202
2.00%, 04/30/24	375	376,875
2.00%, 02/15/25	300	300,139
2.00%, 08/15/25	250	249,455
2.00%, 11/15/26	175	173,435
2.25%, 01/31/24	300	306,541
2.25%, 11/15/24	150	152,870
2.25%, 02/15/27	75	75,848
2.25%, 08/15/27	100	101,145
2.38%, 08/15/24	300	308,471
2.38%, 05/15/27	175	178,817
2.75%, 11/15/23	300	315,756
6.00%, 02/15/26	200	262,004
6.50%, 11/15/26	60	82,330
6.63%, 02/15/27	350	486,482
6.75%, 08/15/26	150	207,809

		6,156,410

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $22,629,253)		22,600,816

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 27.43%

MONEY MARKET FUNDS — 27.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,i,j]	9,322	$9,324,885
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[d,i]	258	258,345

		9,583,230

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,583,289)		9,583,230

TOTAL INVESTMENTS IN SECURITIES — 125.96% (Cost: $43,929,856)[k]		44,000,721
Other Assets, Less Liabilities — (25.96)%		(9,069,168)

NET ASSETS — 100.00%		$34,931,553

VRN — Variable Rate Note

[a]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliated issuer. See Schedule 1.
[e]	All or a portion of this security represents a security on loan. See Note 1.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Investments are denominated in U.S. dollars.
[h]	To-be-announced (TBA). See Note 1.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[k]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $43,929,856. Net unrealized appreciation was $70,865, of which $243,091 represented gross unrealized appreciation on investments and $172,226 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Principal/ Shares held at 02/28/17 (000s)	Principal/ Shares purchased (000s)		Principal/ Shares sold (000s)	Principal/ Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	7,310	2,012	[b]	—	9,322	$9,324,885	$(260)	$(1,021)	$37,921	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	100	158	[b]	—	258	258,345	—	—	400
PNC Financial Services Group Inc. (The) 3.90%, 04/29/24	$25	$—		$(10)	$15	15,935	(350)	722	238

						$9,599,165	$(610)	$(299)	$38,559

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investments of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Collateralized mortgage obligations	$—	$621,018	$—	$621,018
Corporate bonds & notes	—	9,511,005	—	9,511,005
Foreign government obligations	—	1,684,652	—	1,684,652
U.S. government & agency obligations	—	22,600,816	—	22,600,816
Money market funds	9,583,230	—	—	9,583,230

Total	$9,583,230	$34,417,491	$—	$44,000,721

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 50.92%

ADVERTISING — 0.01%
WPP Finance 2010
5.13%, 09/07/42	$10	$10,651
5.63%, 11/15/43	15	16,963

		27,614
AEROSPACE & DEFENSE — 0.90%
Arconic Inc.
6.75%, 01/15/28	25	28,567
Arconic Inc.
5.95%, 02/01/37	30	31,519
BAE Systems Holdings Inc.
4.75%, 10/07/44[a]	25	27,775
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	10	9,576
3.65%, 03/01/47 (Call 09/01/46)	10	10,029
5.88%, 02/15/40	10	13,340
6.13%, 02/15/33	50	65,913
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	26,216
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	15	16,726
5.05%, 04/27/45 (Call 10/27/44)	100	115,399
6.15%, 12/15/40	10	12,580
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	10	9,995
4.07%, 12/15/42	100	103,307
4.50%, 05/15/36 (Call 11/15/35)	20	22,178
4.70%, 05/15/46 (Call 11/15/45)	200	226,952
5.50%, 11/15/39	10	12,326
Series B
6.15%, 09/01/36	50	65,833
Meccanica Holdings USA Inc.
6.25%, 01/15/40[a]	100	112,254
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	200	200,468
Northrop Grumman Systems Corp.
7.75%, 02/15/31	25	36,165
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	10	10,999
4.88%, 10/15/40	26	30,997
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	50	52,594

Security	Principal (000s)	Value
4.80%, 12/15/43 (Call 06/15/43)	$125	$139,376
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)	200	205,304
4.50%, 06/01/42	200	215,670
5.70%, 04/15/40	150	187,183
6.13%, 07/15/38	10	12,921
6.70%, 08/01/28	50	65,557

		2,067,719
AGRICULTURE — 0.66%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	30	29,070
4.25%, 08/09/42	10	10,199
4.50%, 05/02/43	30	31,773
5.38%, 01/31/44	235	279,601
Archer-Daniels-Midland Co.
4.02%, 04/16/43	200	212,280
Philip Morris International Inc.
3.88%, 08/21/42	20	19,731
4.13%, 03/04/43	300	305,910
4.25%, 11/10/44	25	26,130
4.50%, 03/20/42	75	80,923
4.88%, 11/15/43	35	39,580
6.38%, 05/16/38	15	20,043
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	275	322,850
5.85%, 08/15/45 (Call 02/15/45)	50	60,623
6.15%, 09/15/43	25	31,186
7.25%, 06/15/37	26	35,677

		1,505,576
AIRLINES — 0.06%
American Airlines Pass Through Trust
Series 2015-2, Class AA
3.60%, 03/22/29	10	9,846
Series 2016-1, Class AA
3.58%, 07/15/29	95	98,295
United Airlines Pass Through Trust
Series 2015-1, Class AA
3.45%, 06/01/29	24	24,438

		132,579
APPAREL — 0.05%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	10	9,506
3.63%, 05/01/43 (Call 11/01/42)	25	24,819

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.88%, 11/01/45 (Call 05/01/45)	$35	$36,164
Nine West Holdings Inc.
6.13%, 11/15/34	10	1,463
VF Corp.
6.45%, 11/01/37	26	34,545

		106,497
AUTO MANUFACTURERS — 0.44%
Daimler Finance North America LLC
8.50%, 01/18/31	111	166,897
Ford Motor Co.
4.75%, 01/15/43	175	168,452
5.29%, 12/08/46 (Call 06/08/46)	125	128,411
6.63%, 10/01/28	25	30,137
7.40%, 11/01/46	25	32,809
7.45%, 07/16/31	50	64,037
General Motors Co.
5.00%, 04/01/35	150	150,570
5.20%, 04/01/45	25	24,732
6.25%, 10/02/43	50	55,916
6.60%, 04/01/36 (Call 10/01/35)	10	11,707
6.75%, 04/01/46 (Call 10/01/45)	150	176,764

		1,010,432
AUTO PARTS & EQUIPMENT — 0.07%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	125	128,334
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	25	27,739

		156,073
BANKS — 4.85%
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	100	98,352
4.18%, 11/25/27 (Call 11/25/26)	125	129,428
4.88%, 04/01/44	30	34,169
5.00%, 01/21/44	144	166,740
6.11%, 01/29/37	125	156,258
7.75%, 05/14/38	200	293,980
VRN, (3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[b]	150	158,195
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[b]	175	189,059
Series L
4.75%, 04/21/45	50	54,458

Security	Principal (000s)	Value
Bank of America N.A.
6.00%, 10/15/36	$250	$319,407
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	75	75,360
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	200	208,474
4.84%, 05/09/28 (Call 05/07/27)	250	259,632
4.95%, 01/10/47	200	219,002
BNP Paribas SA
VRN, (3 mo. LIBOR US + 1.290%)
7.20%, (Call 06/25/37)[a,b,c]	100	116,638
Citigroup Inc.
4.13%, 07/25/28	125	128,871
4.45%, 09/29/27	350	370,212
4.65%, 07/30/45	75	82,581
4.75%, 05/18/46	125	134,319
5.30%, 05/06/44	200	231,432
6.63%, 06/15/32	70	89,193
8.13%, 07/15/39	131	205,073
VRN, (3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[b]	125	130,864
Cooperatieve Rabobank UA
5.25%, 05/24/41	110	135,821
5.25%, 08/04/45	250	295,837
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	250	279,807
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a]	100	128,042
Fifth Third Bancorp.
8.25%, 03/01/38	25	38,520
Goldman Sachs Capital I
6.35%, 02/15/34	178	222,876
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	250	278,832
4.80%, 07/08/44 (Call 01/08/44)	100	112,158
5.15%, 05/22/45	75	85,334
6.13%, 02/15/33	50	62,903
6.25%, 02/01/41	20	26,558
6.45%, 05/01/36	125	159,506
6.75%, 10/01/37	303	398,194
HBOS PLC
6.00%, 11/01/33[a]	35	40,493

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
HSBC Capital Funding Dollar 1 LP
VRN, (3 mo. LIBOR US + 4.980%)[b]
10.18%, (Call 06/30/30)[a,b,c]	$50	$79,458
HSBC Holdings PLC
6.10%, 01/14/42	125	167,183
6.50%, 05/02/36	275	356,158
6.50%, 09/15/37	225	294,205
6.80%, 06/01/38	150	202,735
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	125	126,115
4.25%, 10/01/27	130	138,171
4.85%, 02/01/44	100	115,465
4.95%, 06/01/45	150	169,986
5.50%, 10/15/40	125	154,269
5.63%, 08/16/43	100	122,107
6.40%, 05/15/38	172	232,124
VRN, (3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[b]	125	126,110
VRN, (3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[b]	150	158,502
KfW
0.00%, 04/18/36	50	29,439
0.00%, 06/29/37	52	29,645
Morgan Stanley
4.30%, 01/27/45	50	52,225
4.38%, 01/22/47	271	286,550
6.38%, 07/24/42	133	179,985
7.25%, 04/01/32	69	95,504
RBS Capital Trust II
VRN, (3 mo. LIBOR US + 1.943%)
6.43%, (Call 01/03/34)[b,c]	50	58,422
Regions Financial Corp.
7.38%, 12/10/37	25	33,599
Royal Bank of Scotland Group PLC
VRN, (3 mo. LIBOR US + 2.500%)
7.65%, (Call 09/30/31)[b,c]	25	31,498
Standard Chartered PLC
5.70%, 03/26/44[a]	200	233,308
Wachovia Corp.
5.50%, 08/01/35	65	77,210
Wells Fargo & Co.
3.90%, 05/01/45	35	35,467
4.65%, 11/04/44	275	292,674

Security	Principal (000s)	Value
4.90%, 11/17/45	$225	$248,974
5.38%, 11/02/43	300	350,379
5.61%, 01/15/44	100	120,501
Wells Fargo Bank N.A.
6.60%, 01/15/38	250	344,705
Wells Fargo Capital X
5.95%, 12/01/86	50	56,530

		11,115,781
BEVERAGES — 1.59%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	35	38,457
4.70%, 02/01/36 (Call 08/01/35)	200	222,662
4.90%, 02/01/46 (Call 08/01/45)	425	482,889
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	25	24,310
4.44%, 10/06/48 (Call 04/06/48)	251	268,635
4.95%, 01/15/42	225	255,609
5.88%, 06/15/35	75	94,148
8.20%, 01/15/39	350	556,118
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	25	27,337
Constellation Brands Inc.
4.50%, 05/09/47 (Call 11/09/46)	25	26,204
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	125	129,197
5.88%, 09/30/36	35	45,787
Diageo Investment Corp.
4.25%, 05/11/42	17	18,459
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	7	9,961
Heineken NV
4.35%, 03/29/47 (Call 09/29/46)[a]	125	132,335
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	175	174,888
5.00%, 05/01/42	26	28,870
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29	150	206,040
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	100	95,609
3.60%, 08/13/42	100	98,369

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.00%, 03/05/42	$100	$104,395
4.00%, 05/02/47 (Call 11/02/46)	10	10,493
4.45%, 04/14/46 (Call 10/14/45)	100	112,130
4.60%, 07/17/45 (Call 01/17/45)	50	56,874
5.50%, 01/15/40	100	126,565
Pernod Ricard SA
5.50%, 01/15/42[a]	250	300,892

		3,647,233
BIOTECHNOLOGY — 0.80%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	235	246,313
4.66%, 06/15/51 (Call 12/15/50)	275	297,863
5.15%, 11/15/41 (Call 05/15/41)	100	115,319
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	35	40,564
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	97	111,491
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	50	53,697
5.00%, 08/15/45 (Call 02/15/45)	200	228,164
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	150	154,078
4.50%, 02/01/45 (Call 08/01/44)	100	107,658
4.60%, 09/01/35 (Call 03/01/35)	45	49,662
4.75%, 03/01/46 (Call 09/01/45)	100	111,883
4.80%, 04/01/44 (Call 10/01/43)	240	267,773
5.65%, 12/01/41 (Call 06/01/41)	29	36,134

		1,820,599
BUILDING MATERIALS — 0.16%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[a]	10	12,911
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	125	134,287
4.63%, 07/02/44 (Call 01/02/44)[d]	25	27,152
4.95%, 07/02/64 (Call 01/02/64)[d]	25	27,150
5.13%, 09/14/45 (Call 03/14/45)	25	29,528
Lafarge SA
7.13%, 07/15/36	10	12,966
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	25	25,169
4.50%, 05/15/47 (Call 11/15/46)	10	10,176
6.50%, 08/15/32	7	8,541
7.75%, 08/01/29	12	16,301

Security	Principal (000s)	Value
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	$25	$24,313
7.00%, 12/01/36	29	37,980
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	10	10,249

		376,723
CHEMICALS — 0.89%
Agrium Inc.
4.90%, 06/01/43 (Call 12/01/42)	125	137,792
5.25%, 01/15/45 (Call 07/15/44)	10	11,457
6.13%, 01/15/41 (Call 07/15/40)	50	61,997
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	10	11,913
Ashland LLC
6.88%, 05/15/43 (Call 02/15/43)	25	27,303
CF Industries Inc.
4.95%, 06/01/43	50	43,397
5.15%, 03/15/34	35	33,018
5.38%, 03/15/44	75	68,291
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	15	15,675
4.38%, 11/15/42 (Call 05/15/42)	110	112,882
4.63%, 10/01/44 (Call 04/01/44)	10	10,643
5.25%, 11/15/41 (Call 05/15/41)	10	11,482
7.38%, 11/01/29	150	202,597
9.40%, 05/15/39	25	42,302
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	100	106,144
4.80%, 09/01/42 (Call 03/01/42)	10	10,769
EI du Pont de Nemours & Co.
4.15%, 02/15/43	35	35,873
5.60%, 12/15/36	10	12,132
6.50%, 01/15/28	25	31,661
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	10	10,395
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	150	162,768
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	100	100,555
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	100	98,573

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Mexichem SAB de CV
5.88%, 09/17/44[e]	$200	$205,754
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	20	20,498
4.40%, 07/15/44 (Call 01/15/44)	50	51,473
4.65%, 11/15/43 (Call 05/15/43)	10	10,618
4.70%, 07/15/64 (Call 01/15/64)	25	25,575
Mosaic Co. (The)
5.63%, 11/15/43 (Call 05/15/43)	35	36,407
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)	50	51,794
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	21	25,212
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	125	120,637
4.50%, 06/01/47 (Call 12/01/46)	10	10,490
4.55%, 08/01/45 (Call 02/01/45)	10	10,509
Westlake Chemical Corp.
5.00%, 08/15/46 (Call 02/15/46)	100	109,261

		2,037,847
COMMERCIAL SERVICES — 0.56%
ADT Corp. (The)
4.88%, 07/15/32[a]	60	55,664
DP World Ltd.
6.85%, 07/02/37[a]	200	248,052
Ecolab Inc.
5.50%, 12/08/41	30	37,309
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)[a]	125	120,044
5.63%, 03/15/42[a]	10	11,486
7.00%, 10/15/37[a]	35	46,010
George Washington University (The)
4.87%, 09/15/45	25	30,133
Johns Hopkins University
Series 2013
4.08%, 07/01/53	75	80,357
Massachusetts Institute of Technology
3.96%, 07/01/38	75	82,564
4.68%, 07/01/14	55	62,833
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)[a]	10	10,073

Security	Principal (000s)	Value
President and Fellows of Harvard College
4.88%, 10/15/40	$125	$156,560
Princeton University
5.70%, 03/01/39	35	48,056
Western Union Co. (The)
6.20%, 11/17/36	26	28,181
William Marsh Rice University
3.57%, 05/15/45	250	255,797

		1,273,119
COMPUTERS — 1.03%
Apple Inc.
3.45%, 02/09/45	150	143,541
3.85%, 05/04/43	255	259,304
4.25%, 02/09/47 (Call 08/09/46)	125	135,239
4.38%, 05/13/45	90	98,808
4.45%, 05/06/44	155	172,521
4.50%, 02/23/36 (Call 08/23/35)	60	68,528
4.65%, 02/23/46 (Call 08/23/45)	220	251,533
Dell Inc.
5.40%, 09/10/40	50	45,303
6.50%, 04/15/38	25	25,713
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)[a]	75	94,397
8.35%, 07/15/46 (Call 01/15/46)[a]	150	193,296
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	20	21,642
6.35%, 10/15/45 (Call 04/15/45)	189	200,550
HP Inc.
6.00%, 09/15/41	156	166,185
International Business Machines Corp.
4.00%, 06/20/42	200	202,066
4.70%, 02/19/46[f]	125	139,540
5.60%, 11/30/39	50	61,684
Leidos Holdings Inc.
Series 1
5.95%, 12/01/40 (Call 06/04/40)	50	50,178
Leidos Inc.
5.50%, 07/01/33	25	24,562
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)	15	13,947

		2,368,537

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.16%
Avon Products Inc.
8.95%, 03/15/43	$25	$21,143
Colgate-Palmolive Co.
4.00%, 08/15/45	10	10,585
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	10	10,666
4.38%, 06/15/45 (Call 12/15/44)	25	27,407
Procter & Gamble Co. (The)
5.55%, 03/05/37	29	38,747
Unilever Capital Corp.
5.90%, 11/15/32	200	265,878

		374,426
DISTRIBUTION & WHOLESALE — 0.10%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	200	191,704
4.60%, 06/15/45 (Call 12/15/44)	25	27,287

		218,991
DIVERSIFIED FINANCIAL SERVICES — 1.05%
Ally Financial Inc.
8.00%, 11/01/31	175	224,774
American Express Co.
4.05%, 12/03/42	35	35,891
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[a]	25	28,497
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[a]	100	115,966
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	25	31,776
Credit Suisse USA Inc.
7.13%, 07/15/32	116	162,018
FMR LLC
7.57%, 06/15/29[a]	100	136,573
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	744	811,109
Invesco Finance PLC
5.38%, 11/30/43	10	12,173
Jefferies Group LLC
6.25%, 01/15/36	30	32,879
KKR Group Finance Co. II LLC
5.50%, 02/01/43 (Call 08/01/42)[a]	35	40,191

Security	Principal (000s)	Value
Legg Mason Inc.
5.63%, 01/15/44	$100	$109,539
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	125	129,554
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	26	38,977
Navient Corp.
5.63%, 08/01/33	50	41,972
Raymond James Financial Inc.
4.95%, 07/15/46	10	10,994
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	180	197,084
4.30%, 12/14/45 (Call 06/14/45)	225	251,044

		2,411,011
ELECTRIC — 5.52%
Abu Dhabi National Energy Co. PJSC
6.50%, 10/27/36[a]	100	127,093
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	10	10,189
4.15%, 08/15/44 (Call 02/15/44)	50	53,597
4.30%, 01/02/46 (Call 07/02/45)	10	10,950
6.00%, 03/01/39	25	32,369
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)	10	10,918
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	11,051
7.00%, 04/01/38	21	29,745
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	10	9,938
4.35%, 11/15/45 (Call 05/15/45)	25	27,377
4.50%, 04/01/42 (Call 10/01/41)	26	28,882
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	235	259,322
5.15%, 11/15/43 (Call 05/15/43)	10	11,951
6.13%, 04/01/36	350	456,512
6.50%, 09/15/37	25	34,099
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	150	171,300
Cleco Power LLC
6.00%, 12/01/40	10	12,547

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	$25	$28,412
Comision Federal de Electricidad
6.13%, 06/16/45[e]	200	219,638
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	125	125,384
3.70%, 03/01/45 (Call 09/01/44)	75	75,625
Connecticut Light & Power Co. (The) Series A
4.15%, 06/01/45 (Call 12/01/44)	10	10,895
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	25	25,668
4.45%, 03/15/44 (Call 09/15/43)	55	61,353
4.50%, 12/01/45 (Call 06/01/45)	15	16,937
4.63%, 12/01/54 (Call 06/01/54)	250	286,182
5.50%, 12/01/39	10	12,513
6.30%, 08/15/37	10	13,420
Series 06-A
5.85%, 03/15/36	10	12,801
Series 08-B
6.75%, 04/01/38	30	42,550
Dominion Energy Inc.
7.00%, 06/15/38	50	68,086
Series B
5.95%, 06/15/35	135	168,141
Series C
4.90%, 08/01/41 (Call 02/01/41)	130	145,621
Series F
5.25%, 08/01/33	50	58,026
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	125	126,721
4.30%, 07/01/44 (Call 01/01/44)	50	55,347
Series A
4.00%, 04/01/43 (Call 10/01/42)	10	10,599
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	25	26,090
4.25%, 12/15/41 (Call 06/15/41)	30	32,670
6.10%, 06/01/37	18	23,669
Series A
6.00%, 12/01/28	25	31,598
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	334	324,194

Security	Principal (000s)	Value
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	$10	$10,299
5.65%, 04/01/40	10	12,929
6.40%, 06/15/38	50	69,788
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	35	35,408
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	10	10,081
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	375	378,941
4.20%, 08/15/45 (Call 02/15/45)	60	65,626
4.38%, 03/30/44 (Call 09/30/43)	25	27,795
6.30%, 04/01/38	50	66,898
E.ON International Finance BV
6.65%, 04/30/38[a]	25	32,616
Electricite de France SA
4.88%, 01/22/44[a]	90	98,642
4.95%, 10/13/45 (Call 04/13/45)[a]	125	137,809
5.25%, 10/13/55 (Call 04/13/55)[a]	50	56,168
6.00%, 01/22/14[a]	50	57,279
6.95%, 01/26/39[a]	100	134,984
Emera U.S. Finance LP
4.75%, 06/15/46 (Call 12/15/45)	150	160,705
Enel Finance International NV
6.00%, 10/07/39[a]	100	122,593
6.80%, 09/15/37[a]	125	166,730
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	9,872
3.25%, 04/01/28 (Call 01/01/28)	10	10,206
4.95%, 01/15/45 (Call 01/15/25)	50	51,878
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	50	49,268
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	15	15,888
5.10%, 06/15/45 (Call 12/15/44)	50	57,622
5.63%, 06/15/35	100	120,775
7.60%, 04/01/32	25	33,698
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	30	31,246
6.25%, 10/01/39	100	112,755
FirstEnergy Corp.
Series C
4.85%, 07/15/47 (Call 01/15/47)	10	10,478
7.38%, 11/15/31	150	202,557

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
FirstEnergy Solutions Corp.
6.80%, 08/15/39	$30	$13,538
FirstEnergy Transmission LLC
5.45%, 07/15/44 (Call 01/15/44)[a]	125	148,257
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	108,224
4.05%, 10/01/44 (Call 04/01/44)	135	146,942
4.13%, 02/01/42 (Call 08/01/41)	25	27,220
5.63%, 04/01/34	25	31,433
5.95%, 02/01/38	25	33,371
Georgia Power Co.
4.30%, 03/15/42	65	68,709
5.40%, 06/01/40	35	41,886
Series 10-C
4.75%, 09/01/40	10	11,068
Great River Energy
6.25%, 07/01/38[a]	50	58,551
Hydro-Quebec
9.38%, 04/15/30	50	80,371
Indiana Michigan Power Co.
Series K
4.55%, 03/15/46 (Call 09/15/45)	250	282,820
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)[a]	26	26,416
Interstate Power & Light Co.
6.25%, 07/15/39	25	33,184
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	9	10,152
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	10	10,541
5.30%, 10/01/41 (Call 04/01/41)	16	18,884
Majapahit Holding BV
7.88%, 06/29/37[e]	100	132,861
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)[a]	25	25,901
5.90%, 11/15/39[a]	25	32,665
MidAmerican Energy Co.
3.95%, 08/01/47 (Call 02/01/47)	50	52,847
4.25%, 05/01/46 (Call 11/01/45)	35	38,264
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[a]	35	43,087

Security	Principal (000s)	Value
Nevada Power Co.
Series R
6.75%, 07/01/37	$10	$13,721
Niagara Mohawk Power Corp.
4.12%, 11/28/42[a]	125	130,585
4.28%, 10/01/34 (Call 04/01/34)[a]	25	27,074
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	26	25,107
3.60%, 05/15/46 (Call 11/15/45)	175	174,699
4.13%, 05/15/44 (Call 11/15/43)	125	134,721
4.85%, 08/15/40 (Call 02/15/40)	10	11,604
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	35	39,197
Oglethorpe Power Corp.
4.55%, 06/01/44	10	10,297
5.25%, 09/01/50	10	11,326
5.38%, 11/01/40	10	11,619
5.95%, 11/01/39	125	154,120
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	25,196
5.30%, 06/01/42 (Call 12/01/41)	245	302,854
7.25%, 01/15/33	25	35,414
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	25	25,074
4.25%, 03/15/46 (Call 09/15/45)	10	10,879
4.45%, 04/15/42 (Call 10/15/41)	26	28,753
4.60%, 06/15/43 (Call 12/15/42)	25	28,314
4.75%, 02/15/44 (Call 08/15/43)	200	232,420
5.40%, 01/15/40	25	30,921
6.05%, 03/01/34	250	325,845
6.25%, 03/01/39	25	33,809
PacifiCorp
6.00%, 01/15/39	35	46,626
6.25%, 10/15/37	15	20,315
PECO Energy Co.
4.80%, 10/15/43 (Call 04/15/43)	10	11,632
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	21,329
6.50%, 11/15/37	200	276,822
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	50	57,483
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	10	10,571

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.15%, 10/01/45 (Call 04/01/45)	$15	$16,195
4.75%, 07/15/43 (Call 01/15/43)	125	145,739
Progress Energy Inc.
6.00%, 12/01/39	25	32,065
7.00%, 10/30/31	10	13,759
7.75%, 03/01/31	105	150,721
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	49,797
4.30%, 03/15/44 (Call 09/15/43)	20	22,089
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	10	10,056
3.80%, 03/01/46 (Call 09/01/45)	10	10,369
3.95%, 05/01/42 (Call 11/01/41)	125	132,741
4.05%, 05/01/45 (Call 11/01/44)	20	21,134
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	15	16,565
5.64%, 04/15/41 (Call 10/15/40)	16	20,324
5.76%, 10/01/39	25	31,843
5.80%, 03/15/40	10	12,962
San Diego Gas & Electric Co.
6.00%, 06/01/39	25	33,424
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[e]	200	207,908
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	26,827
4.50%, 06/01/64 (Call 12/01/63)	25	27,153
4.60%, 06/15/43 (Call 12/15/42)	10	11,134
5.10%, 06/01/65 (Call 12/01/64)	125	149,601
6.05%, 01/15/38	26	33,783
6.63%, 02/01/32	10	13,066
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	26	27,904
4.65%, 10/01/43 (Call 04/01/43)	145	169,309
6.05%, 03/15/39	135	182,906
6.65%, 04/01/29	25	32,571
Series 05-E
5.35%, 07/15/35	10	12,188
Series 08-A
5.95%, 02/01/38	31	40,967
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	135	141,438
Series C
3.60%, 02/01/45 (Call 08/01/44)	25	25,033

Security	Principal (000s)	Value
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	$50	$52,008
4.40%, 07/01/46 (Call 01/01/46)	600	624,504
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	10	10,093
State Grid Overseas Investment 2013 Ltd.
4.38%, 05/22/43[a]	200	220,272
Talen Energy Supply LLC
6.00%, 12/15/36	25	12,813
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	25	27,083
Toledo Edison Co. (The)
6.15%, 05/15/37	10	12,624
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[a]	10	11,554
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	50	50,493
3.90%, 09/15/42 (Call 03/15/42)	25	26,283
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	10	10,783
4.45%, 02/15/44 (Call 08/15/43)	200	222,382
8.88%, 11/15/38	10	17,074
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	25	26,798
4.13%, 03/01/42 (Call 09/01/41)	26	27,673
Wisconsin Power & Light Co.
6.38%, 08/15/37	25	33,924
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	10	11,794
Xcel Energy Inc.
4.80%, 09/15/41 (Call 03/15/41)	10	11,207
6.50%, 07/01/36	15	20,050

		12,648,016
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
Emerson Electric Co.
6.00%, 08/15/32	25	32,120

		32,120
ELECTRONICS — 0.04%
Corning Inc.
5.75%, 08/15/40	20	24,203

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Fortive Corp.
4.30%, 06/15/46 (Call 12/15/45)	$10	$10,590
Honeywell International Inc.
5.38%, 03/01/41	10	12,619
5.70%, 03/15/37	25	32,162
Koninklijke Philips NV
5.00%, 03/15/42	20	22,492

		102,066
ENERGY – ALTERNATE SOURCES — 0.04%
Topaz Solar Farms LLC
5.75%, 09/30/39[a]	92	95,911

		95,911
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
4.38%, 05/08/42	31	34,013

		34,013
ENVIRONMENTAL CONTROL — 0.02%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	10	10,507
4.10%, 03/01/45 (Call 09/01/44)	25	26,613

		37,120
FOOD — 0.88%
Campbell Soup Co.
3.80%, 08/02/42	26	25,347
Conagra Brands Inc.
8.25%, 09/15/30	10	13,934
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	25	25,356
5.40%, 06/15/40	15	17,717
Hershey Co. (The)
3.38%, 08/15/46 (Call 02/15/46)	35	32,809
JM Smucker Co. (The)
4.25%, 03/15/35	25	26,548
4.38%, 03/15/45	25	26,684
Kellogg Co.
4.50%, 04/01/46	25	26,226
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	150	176,641
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	375	365,280
5.00%, 07/15/35 (Call 01/15/35)	60	65,394
5.00%, 06/04/42	50	52,903

Security	Principal (000s)	Value
5.20%, 07/15/45 (Call 01/15/45)	$150	$163,012
6.50%, 02/09/40	10	12,551
6.75%, 03/15/32	10	12,644
6.88%, 01/26/39	35	45,333
7.13%, 08/01/39[a]	50	66,174
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	125	110,660
4.45%, 02/01/47 (Call 08/01/46)	75	72,365
5.15%, 08/01/43 (Call 02/01/43)	10	10,762
5.40%, 07/15/40 (Call 01/15/40)	25	26,974
7.50%, 04/01/31	45	60,135
McCormick & Co. Inc./MD
4.20%, 08/15/47 (Call 02/15/47)	50	51,988
Mondelez International Inc.
6.50%, 02/09/40	100	130,515
Safeway Inc.
7.25%, 02/01/31	25	22,606
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)	100	106,967
4.85%, 10/01/45 (Call 04/01/45)	25	27,898
5.38%, 09/21/35	16	19,008
Tesco PLC
6.15%, 11/15/37[a]	100	104,941
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	35	39,008
5.15%, 08/15/44 (Call 02/15/44)	75	85,884

		2,024,264
FOREST PRODUCTS & PAPER — 0.15%
Georgia-Pacific LLC
7.75%, 11/15/29	41	57,998
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	190	193,585
4.80%, 06/15/44 (Call 12/15/43)	25	26,764
5.15%, 05/15/46 (Call 11/15/45)	10	11,279
6.00%, 11/15/41 (Call 05/15/41)	10	12,314
7.30%, 11/15/39	31	43,012

		344,952
GAS — 0.21%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	10	10,704
5.50%, 06/15/41 (Call 12/15/40)	25	31,356
Boston Gas Co.
4.49%, 02/15/42[a]	10	10,979

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	$25	$27,257
KeySpan Corp.
5.80%, 04/01/35	25	30,680
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	45	50,461
5.25%, 02/15/43 (Call 08/15/42)	125	147,224
5.95%, 06/15/41 (Call 12/15/40)	26	32,549
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	15	16,831
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	25	24,087
Sempra Energy
6.00%, 10/15/39	25	31,857
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	20	20,615
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	10	10,454
5.88%, 03/15/41 (Call 09/15/40)	26	32,133
Southwest Gas Corp.
4.88%, 10/01/43 (Call 04/01/43)	10	11,081

		488,268
HEALTH CARE – PRODUCTS — 0.83%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	250	274,505
4.75%, 04/15/43 (Call 10/15/42)	25	26,971
4.90%, 11/30/46 (Call 05/30/46)	225	251,543
5.30%, 05/27/40	25	28,681
6.15%, 11/30/37	16	19,983
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	35	32,072
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	50	52,344
4.69%, 12/15/44 (Call 06/15/44)	75	78,861
5.00%, 11/12/40	10	10,951
Boston Scientific Corp.
7.38%, 01/15/40	25	34,194
Medtronic Inc.
4.38%, 03/15/35	425	470,360
4.50%, 03/15/42 (Call 09/15/41)	20	21,980
4.63%, 03/15/44 (Call 09/15/43)	125	141,104
4.63%, 03/15/45	150	170,305

Security	Principal (000s)	Value
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	$25	$26,400
4.63%, 03/15/46 (Call 09/15/45)	175	193,188
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	50	50,364
5.30%, 02/01/44 (Call 08/01/43)	10	11,836

		1,895,642
HEALTH CARE – SERVICES — 1.08%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	125	131,160
4.75%, 03/15/44 (Call 09/15/43)	10	11,520
6.63%, 06/15/36	25	34,207
6.75%, 12/15/37	35	49,122
Anthem Inc.
4.63%, 05/15/42	35	38,255
4.65%, 01/15/43	200	219,712
4.65%, 08/15/44 (Call 02/15/44)	10	10,998
5.10%, 01/15/44	25	29,203
6.38%, 06/15/37	10	13,069
Ascension Health
3.95%, 11/15/46	150	157,455
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	140	148,854
Catholic Health Initiatives
4.35%, 11/01/42	35	33,239
Children’s Hospital Corp. (The)
Series 2017
4.12%, 01/01/47 (Call 07/01/46)	20	21,451
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	35	42,691
6.15%, 11/15/36	125	160,464
HCA Inc.
5.50%, 06/15/47 (Call 12/15/46)	100	103,354
7.50%, 11/06/33	25	28,205
7.50%, 11/15/95	10	10,363
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	46	50,573
4.80%, 03/15/47 (Call 09/15/46)	50	56,449
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	125	135,009
4.88%, 04/01/42	30	35,647
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	35	37,028

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
New York-Presbyterian Hospital (The)
4.02%, 08/01/45	$125	$130,297
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	10	9,730
Tenet Healthcare Corp.
6.88%, 11/15/31	50	45,425
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	50	53,910
4.25%, 04/15/47 (Call 10/15/46)	100	108,575
4.63%, 07/15/35	240	275,683
4.63%, 11/15/41 (Call 05/15/41)	30	33,976
4.75%, 07/15/45	200	233,014
6.88%, 02/15/38	21	30,288

		2,478,926
HOLDING COMPANIES – DIVERSIFIED — 0.06%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	100	143,361

		143,361
HOME BUILDERS — 0.06%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	25	23,977
PulteGroup Inc.
6.00%, 02/15/35	25	25,635
6.38%, 05/15/33	50	53,641
7.88%, 06/15/32	25	29,467

		132,720
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	25	26,528

		26,528
HOUSEHOLD PRODUCTS & WARES — 0.06%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	35	32,410
3.90%, 05/04/47 (Call 11/04/46)	50	51,847
5.30%, 03/01/41	25	31,075
6.63%, 08/01/37	10	14,277

		129,609
HOUSEWARES — 0.10%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	25	29,309
5.50%, 04/01/46 (Call 10/01/45)	175	209,597

		238,906

Security	Principal (000s)	Value
INSURANCE — 2.80%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	$125	$126,710
6.45%, 08/15/40	14	18,568
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	26,791
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	60	63,911
4.50%, 06/15/43	25	27,837
5.35%, 06/01/33	50	58,409
5.55%, 05/09/35	125	154,303
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	125	123,191
4.38%, 01/15/55 (Call 07/15/54)	75	73,846
4.50%, 07/16/44 (Call 01/16/44)	125	130,300
4.80%, 07/10/45 (Call 01/10/45)	75	81,749
6.25%, 05/01/36	170	216,420
Aon Corp.
6.25%, 09/30/40	50	65,264
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	10	10,766
4.75%, 05/15/45 (Call 11/15/44)	59	64,849
Arch Capital Finance LLC
5.03%, 12/15/46 (Call 06/15/46)	50	56,680
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	50	57,238
AXA SA
8.60%, 12/15/30	101	145,847
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	25	27,286
5.75%, 01/15/40	30	38,785
Berkshire Hathaway Inc.
4.50%, 02/11/43	135	151,270
Brighthouse Financial Inc.
4.70%, 06/22/47 (Call 12/22/46)[a]	100	98,301
Chubb Corp. (The)
6.00%, 05/11/37	16	21,093
6.50%, 05/15/38	20	27,860
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	26,807
4.35%, 11/03/45 (Call 05/03/45)	15	16,598
6.70%, 05/15/36	25	34,952
Cincinnati Financial Corp.
6.92%, 05/15/28	10	13,063

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	$10	$12,594
Farmers Exchange Capital III VRN, (3 mo. LIBOR US + 3.454%)
5.45%, 10/15/54 (Call 10/15/34)[a,b]	100	108,246
Guardian Life Insurance Co. of America (The)
4.85%, 01/24/77[a]	125	135,581
7.38%, 09/30/39[a]	25	36,060
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	35	36,770
Liberty Mutual Group Inc.
4.85%, 08/01/44[a]	75	82,016
6.50%, 05/01/42[a]	125	164,701
7.80%, 03/07/87[a]	65	82,050
Lincoln National Corp.
7.00%, 06/15/40	35	47,541
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	30	30,386
Manulife Financial Corp.
5.38%, 03/04/46	100	123,914
Markel Corp.
5.00%, 04/05/46	100	111,359
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65[a]	25	26,143
8.88%, 06/01/39[a]	14	23,062
MetLife Capital Trust IV
7.88%, 12/15/67 (Call 12/15/32)[a]	250	336,437
MetLife Inc.
4.13%, 08/13/42	150	154,600
4.72%, 12/15/44	50	56,307
4.88%, 11/13/43	50	57,239
5.70%, 06/15/35	50	62,535
6.38%, 06/15/34	50	65,739
6.40%, 12/15/66 (Call 12/15/31)	175	201,721
Nationwide Mutual Insurance Co.
7.88%, 04/01/33[a]	225	320,854
9.38%, 08/15/39[a]	25	42,311
New York Life Insurance Co.
6.75%, 11/15/39[a]	30	42,256

Security	Principal (000s)	Value
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[a]	$130	$170,839
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	25	41,384
Principal Financial Group Inc.
4.35%, 05/15/43	26	27,687
4.63%, 09/15/42	125	138,203
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	125	132,390
4.35%, 04/25/44	35	38,174
Provident Financing Trust I
7.41%, 03/15/38	25	28,767
Prudential Financial Inc.
4.60%, 05/15/44	100	110,968
5.70%, 12/14/36	50	61,915
Series B
5.75%, 07/15/33	26	31,567
Series D
6.63%, 12/01/37	46	62,486
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[a]	150	156,661
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)[a]	100	104,366
4.90%, 09/15/44[a]	75	85,259
6.85%, 12/16/39[a]	254	353,248
Transatlantic Holdings Inc.
8.00%, 11/30/39	10	13,750
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	125	124,569
4.30%, 08/25/45 (Call 02/25/45)	25	27,215
4.60%, 08/01/43	25	28,270
6.25%, 06/15/37	51	68,271
6.75%, 06/20/36	125	174,307
Unum Group
5.75%, 08/15/42	25	30,218
Voya Financial Inc.
5.70%, 07/15/43	25	29,616
WR Berkley Corp.
4.75%, 08/01/44	35	36,976
XLIT Ltd.
5.25%, 12/15/43	10	11,492
5.50%, 03/31/45	15	16,402

		6,424,116

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
INTERNET — 0.15%
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)[a]	$85	$87,650
4.05%, 08/22/47 (Call 02/22/47)[a]	100	103,207
4.80%, 12/05/34 (Call 06/05/34)	50	57,228
4.95%, 12/05/44 (Call 06/05/44)	25	29,108
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	26	23,628
Priceline Group Inc. (The)
3.55%, 03/15/28 (Call 12/15/27)	35	35,317

		336,138
IRON & STEEL — 0.37%
ArcelorMittal
7.25%, 03/01/41	40	46,374
7.50%, 10/15/39	125	147,569
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	50	59,286
6.40%, 12/01/37	25	33,091
U.S. Steel Corp.
6.65%, 06/01/37	25	23,449
Vale Overseas Ltd.
6.88%, 11/21/36	150	171,514
8.25%, 01/17/34	25	31,458
Vale SA
5.63%, 09/11/42	335	341,733

		854,474
LEISURE TIME — 0.00%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	10	10,538

		10,538
MACHINERY — 0.25%
Caterpillar Inc.
3.80%, 08/15/42	225	230,774
4.30%, 05/15/44 (Call 11/15/43)	15	16,560
4.75%, 05/15/64 (Call 11/15/63)	125	143,389
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	25	29,200
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	151	159,039

		578,962

Security	Principal (000s)	Value
MANUFACTURING — 1.07%
3M Co.
3.88%, 06/15/44	$20	$20,912
5.70%, 03/15/37	200	258,412
6.38%, 02/15/28	25	32,580
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	35	43,259
Eaton Corp.
4.00%, 11/02/32	50	53,139
4.15%, 11/02/42	160	165,147
General Electric Co.
4.13%, 10/09/42	200	212,004
4.50%, 03/11/44	40	44,682
5.88%, 01/14/38	225	293,576
6.88%, 01/10/39	185	268,631
Series A
6.75%, 03/15/32	305	427,150
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)[a]	200	208,876
4.20%, 11/21/34 (Call 05/21/34)	35	37,465
Siemens Financieringsmaatschappij NV
4.20%, 03/16/47[a]	250	271,200
4.40%, 05/27/45[a]	100	110,281

		2,447,314
MEDIA — 2.79%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	25	26,942
4.95%, 10/15/45 (Call 04/15/45)	10	11,133
5.40%, 10/01/43	200	234,742
6.15%, 03/01/37	10	12,661
6.40%, 12/15/35	225	288,742
6.65%, 11/15/37	111	147,563
6.90%, 08/15/39	25	33,982
7.75%, 12/01/45	30	45,565
Belo Corp.
7.75%, 06/01/27	25	27,635
CBS Corp.
3.38%, 02/15/28 (Call 12/15/27)	125	123,352
4.60%, 01/15/45 (Call 07/15/44)	85	88,070
4.85%, 07/01/42 (Call 01/01/42)	35	36,992
4.90%, 08/15/44 (Call 02/15/44)	10	10,713
7.88%, 07/30/30	25	34,809

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/06/27)[a]	$10	$9,766
5.38%, 05/01/47 (Call 11/01/46)[a]	125	127,097
6.38%, 10/23/35 (Call 04/23/35)	120	137,249
6.48%, 10/23/45 (Call 04/23/45)	125	143,980
6.83%, 10/23/55 (Call 04/23/55)	50	58,266
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	50	50,020
3.20%, 07/15/36 (Call 01/15/36)	125	116,622
4.20%, 08/15/34 (Call 02/15/34)	200	211,420
4.25%, 01/15/33	185	197,167
4.40%, 08/15/35 (Call 02/15/35)	125	135,182
4.60%, 08/15/45 (Call 02/15/45)	200	217,208
4.65%, 07/15/42	55	59,935
4.75%, 03/01/44	125	138,060
5.65%, 06/15/35	25	30,494
6.40%, 05/15/38	125	165,799
6.55%, 07/01/39	125	169,009
6.95%, 08/15/37	100	138,721
7.05%, 03/15/33	10	13,742
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)[a]	125	118,845
4.80%, 02/01/35 (Call 08/01/34)[a]	25	25,262
Discovery Communications LLC
4.88%, 04/01/43	10	9,577
4.95%, 05/15/42	115	112,300
6.35%, 06/01/40	25	28,734
Grupo Televisa SAB
6.13%, 01/31/46 (Call 07/31/45)	250	293,497
6.63%, 01/15/40	25	30,440
Historic TW Inc.
6.63%, 05/15/29	200	249,326
iHeartCommunications Inc.
7.25%, 10/15/27	25	9,719
Liberty Interactive LLC
8.25%, 02/01/30	40	44,595
McClatchy Co. (The)
6.88%, 03/15/29	25	19,576
NBCUniversal Media LLC
4.45%, 01/15/43	125	132,111
5.95%, 04/01/41	125	159,216

Security	Principal (000s)	Value
Thomson Reuters Corp.
5.85%, 04/15/40	$35	$41,601
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	175	161,345
5.50%, 09/01/41 (Call 03/01/41)	212	217,849
5.88%, 11/15/40 (Call 05/15/40)	35	37,440
6.55%, 05/01/37	10	11,550
6.75%, 06/15/39	35	41,171
7.30%, 07/01/38	155	192,054
Time Warner Entertainment Co. LP
8.38%, 07/15/33	40	53,734
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	50	49,057
4.85%, 07/15/45 (Call 01/15/45)	85	86,051
4.90%, 06/15/42	85	86,140
5.35%, 12/15/43	30	32,358
6.10%, 07/15/40	50	58,322
6.25%, 03/29/41	125	149,732
6.50%, 11/15/36	50	60,899
Viacom Inc.
4.38%, 03/15/43	225	193,021
4.85%, 12/15/34 (Call 06/15/34)	75	71,763
5.25%, 04/01/44 (Call 10/01/43)	50	48,254
5.85%, 09/01/43 (Call 03/01/43)	30	30,989
6.88%, 04/30/36	28	31,591
Walt Disney Co. (The)
3.70%, 12/01/42	10	9,937
4.13%, 06/01/44	175	184,747
7.00%, 03/01/32	31	44,048
Series E
4.13%, 12/01/41	25	26,392

		6,395,881
METAL FABRICATE & HARDWARE — 0.01%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	25	25,725

		25,725
MINING — 1.19%
Barrick Gold Corp.
5.25%, 04/01/42	50	57,828
Barrick North America Finance LLC
5.70%, 05/30/41	100	120,819
5.75%, 05/01/43	50	61,782

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	$100	$123,070
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	26	27,438
5.00%, 09/30/43	225	266,069
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42[a]	200	201,304
5.63%, 10/18/43[e]	200	242,282
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	48,159
5.45%, 03/15/43 (Call 09/15/42)	120	112,752
Glencore Finance Canada Ltd.
5.55%, 10/25/42[a]	25	27,632
6.90%, 11/15/37[a]	24	30,019
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	10	11,310
Kinross Gold Corp.
6.88%, 09/01/41 (Call 03/01/41)	15	16,115
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[a]	35	39,647
Newmont Mining Corp.
6.25%, 10/01/39	250	314,555
Rio Tinto Alcan Inc.
5.75%, 06/01/35	125	148,351
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	25	29,936
7.13%, 07/15/28	35	47,303
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	30	31,628
4.75%, 03/22/42 (Call 09/22/41)	25	28,522
Southern Copper Corp.
5.25%, 11/08/42	300	316,740
5.88%, 04/23/45	55	62,391
7.50%, 07/27/35	100	129,588
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	50	49,557
6.00%, 08/15/40 (Call 02/15/40)	25	26,536
6.13%, 10/01/35	50	54,953
6.25%, 07/15/41 (Call 01/15/41)	81	89,080

		2,715,366
OFFICE & BUSINESS EQUIPMENT — 0.00%
Xerox Corp.
6.75%, 12/15/39	10	10,827

		10,827

Security	Principal (000s)	Value
OIL & GAS — 4.95%
Anadarko Finance Co.
7.50%, 05/01/31	$36	$45,334
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	25	23,575
6.45%, 09/15/36	45	52,591
6.60%, 03/15/46 (Call 09/15/45)	275	332,161
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	60	59,600
5.10%, 09/01/40 (Call 03/01/40)	300	312,432
Apache Finance Canada Corp.
7.75%, 12/15/29	25	33,009
BP Capital Markets PLC
3.72%, 11/28/28 (Call 08/28/28)	10	10,467
Burlington Resources Finance Co.
7.20%, 08/15/31	125	168,492
Canadian Natural Resources Ltd.
6.25%, 03/15/38	225	264,910
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	75	62,825
5.20%, 09/15/43 (Call 03/15/43)	10	9,216
5.25%, 06/15/37 (Call 12/15/36)[a]	225	212,769
5.40%, 06/15/47 (Call 12/15/46)[a]	50	47,301
6.75%, 11/15/39	26	28,082
CNOOC Finance 2015 Australia Pty Ltd.
4.20%, 05/05/45	200	203,848
Conoco Funding Co.
7.25%, 10/15/31	50	67,897
ConocoPhillips
5.90%, 10/15/32	225	275,128
6.50%, 02/01/39	150	198,352
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	30	30,791
5.95%, 03/15/46 (Call 09/15/45)	25	32,110
ConocoPhillips Holding Co.
6.95%, 04/15/29	149	194,773
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	50	42,460
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	125	122,787
5.00%, 06/15/45 (Call 12/15/44)	25	25,371
5.60%, 07/15/41 (Call 01/15/41)	196	208,368

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	$44	$30,305
5.70%, 10/15/39	35	26,839
Ecopetrol SA
5.88%, 05/28/45	175	170,210
7.38%, 09/18/43	50	56,552
Encana Corp.
6.50%, 08/15/34	26	29,972
6.50%, 02/01/38	25	29,019
6.63%, 08/15/37	30	35,257
7.38%, 11/01/31	25	30,665
8.13%, 09/15/30	100	128,958
Eni USA Inc.
7.30%, 11/15/27	10	12,789
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	50	32,188
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	35	34,723
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	135	132,696
4.11%, 03/01/46 (Call 09/01/45)	200	214,280
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[e]	200	203,548
Hess Corp.
5.60%, 02/15/41	65	63,361
5.80%, 04/01/47 (Call 10/01/46)	125	124,789
6.00%, 01/15/40	125	127,274
7.30%, 08/15/31	31	35,931
Husky Energy Inc.
6.80%, 09/15/37	10	12,518
KazMunayGas National Co. JSC
5.75%, 04/30/43[e]	200	205,242
Kerr-McGee Corp.
7.88%, 09/15/31	10	12,891
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	10	9,790
6.60%, 10/01/37	35	38,724
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	140	136,507
6.50%, 03/01/41 (Call 09/01/40)	10	11,839
Motiva Enterprises LLC
6.85%, 01/15/40[a]	25	30,311
Murphy Oil Corp.
7.05%, 05/01/29	25	26,543

Security	Principal (000s)	Value
Nexen Energy ULC
6.40%, 05/15/37	$110	$143,671
7.50%, 07/30/39	50	74,106
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)	10	10,103
5.25%, 11/15/43 (Call 05/15/43)	150	155,431
6.00%, 03/01/41 (Call 09/01/40)	40	44,864
Noble Holding International Ltd.
5.25%, 03/15/42	25	14,000
6.05%, 03/01/41	50	29,563
6.20%, 08/01/40	26	15,698
8.70%, 04/01/45 (Call 10/01/44)	25	17,863
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	200	212,338
4.63%, 06/15/45 (Call 12/15/44)	25	27,279
Pertamina Persero PT
5.63%, 05/20/43[e]	200	215,550
6.45%, 05/30/44[e]	200	236,686
Petro-Canada
5.35%, 07/15/33	10	11,275
6.80%, 05/15/38	250	333,257
Petrobras Global Finance BV
5.63%, 05/20/43	200	175,362
6.75%, 01/27/41	200	197,700
6.85%, 06/05/15	200	188,334
6.88%, 01/20/40	50	49,968
7.25%, 03/17/44	50	51,720
Petroleos de Venezuela SA
5.50%, 04/12/37[e]	100	30,125
9.75%, 05/17/35[e]	225	79,875
Petroleos Mexicanos
5.50%, 06/27/44	364	341,403
5.63%, 01/23/46	180	169,564
6.38%, 01/23/45	220	226,954
6.50%, 06/02/41	200	210,726
6.63%, 06/15/35	200	218,130
6.63%, 06/15/38	100	106,838
6.75%, 09/21/47	139	149,465
Petronas Capital Ltd.
4.50%, 03/18/45[e]	200	222,370
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	115	122,775
4.88%, 11/15/44 (Call 05/15/44)	75	81,747

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Pride International LLC
7.88%, 08/15/40	$25	$19,533
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	25	17,603
5.85%, 01/15/44 (Call 07/15/43)	25	18,512
Shell International Finance BV
3.75%, 09/12/46	10	9,738
4.00%, 05/10/46	375	379,796
4.13%, 05/11/35	50	53,199
4.38%, 05/11/45	250	267,542
5.50%, 03/25/40	156	193,013
6.38%, 12/15/38	91	124,149
Sinopec Group Overseas Development 2015 Ltd.
4.10%, 04/28/45[e]	200	203,456
Statoil ASA
3.95%, 05/15/43	225	227,925
4.80%, 11/08/43	50	57,426
Suncor Energy Inc.
6.50%, 06/15/38	75	97,426
6.85%, 06/01/39	10	13,427
7.15%, 02/01/32	16	21,099
Transocean Inc.
6.80%, 03/15/38[f]	75	57,358
7.50%, 04/15/31	50	42,223
9.35%, 12/15/41	25	22,784
Valero Energy Corp.
4.90%, 03/15/45	125	132,856
6.63%, 06/15/37	121	150,968

		11,343,143
OIL & GAS SERVICES — 0.28%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40	50	58,481
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	50	52,281
4.85%, 11/15/35 (Call 05/15/35)	135	146,425
5.00%, 11/15/45 (Call 05/15/45)	150	162,457
6.70%, 09/15/38	50	64,663
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	26	22,044
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	25	19,772
6.50%, 08/01/36	50	41,540

Security	Principal (000s)	Value
6.75%, 09/15/40	$55	$46,634
7.00%, 03/15/38	25	21,164

		635,461
PACKAGING & CONTAINERS — 0.03%
Sealed Air Corp.
6.88%, 07/15/33[a]	25	29,313
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	25	29,919
WestRock MWV LLC
8.20%, 01/15/30	10	14,303

		73,535
PHARMACEUTICALS — 2.34%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	125	130,743
4.40%, 11/06/42	240	249,101
4.50%, 05/14/35 (Call 11/14/34)	325	347,613
4.70%, 05/14/45 (Call 11/14/44)	145	156,719
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	195	209,592
4.75%, 03/15/45 (Call 09/15/44)	101	110,340
4.85%, 06/15/44 (Call 12/15/43)	160	176,392
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	25,456
AstraZeneca PLC
4.00%, 09/18/42	25	24,889
4.38%, 11/16/45	10	10,489
6.45%, 09/15/37	375	496,924
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150	139,842
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	50	51,533
4.50%, 11/15/44 (Call 05/15/44)	10	10,348
4.60%, 03/15/43	15	15,687
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	50	50,292
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	35	36,806
6.13%, 11/15/41	51	62,046
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	210	289,264
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	259	268,777
3.63%, 03/03/37 (Call 09/03/36)	10	10,449

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.70%, 03/01/46 (Call 09/01/45)	$250	$261,030
4.38%, 12/05/33 (Call 06/05/33)	50	57,329
4.50%, 12/05/43 (Call 06/05/43)	45	52,503
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	25	27,710
6.00%, 03/01/41 (Call 09/01/40)	10	12,433
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	25	28,057
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	150	148,524
3.70%, 02/10/45 (Call 08/10/44)	245	247,651
4.15%, 05/18/43	30	32,440
6.55%, 09/15/37	10	13,980
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	110	119,904
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)	50	53,824
Novartis Capital Corp.
3.70%, 09/21/42	10	10,140
4.00%, 11/20/45 (Call 05/20/45)	125	133,189
4.40%, 05/06/44	150	168,198
Pfizer Inc.
4.00%, 12/15/36	250	270,277
4.30%, 06/15/43	150	164,020
4.40%, 05/15/44	100	111,048
5.60%, 09/15/40	35	44,424
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	10	10,858
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46[f]	200	168,676
Wyeth LLC
5.95%, 04/01/37	200	265,224
6.50%, 02/01/34	35	47,769
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	25	27,353

		5,349,863
PIPELINES — 1.94%
APT Pipelines Ltd.
5.00%, 03/23/35 (Call 12/23/34)[a]	10	10,619
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	25	27,129

Security	Principal (000s)	Value
Colonial Pipeline Co.
7.63%, 04/15/32[a]	$25	$36,195
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	25	30,124
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	50	46,667
6.75%, 09/15/37[a]	50	52,937
8.13%, 08/16/30	25	29,450
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	10	13,021
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	25	24,197
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	22,265
7.38%, 10/15/45 (Call 04/15/45)	25	32,294
Enbridge Inc.
5.50%, 12/01/46 (Call 05/29/46)	10	11,570
Energy Transfer LP
5.95%, 10/01/43 (Call 04/01/43)	50	52,868
6.13%, 12/15/45 (Call 06/15/45)	315	344,493
6.50%, 02/01/42 (Call 08/01/41)	100	112,229
6.63%, 10/15/36	10	11,512
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	15	15,218
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	250	265,880
4.85%, 03/15/44 (Call 09/15/43)	15	15,963
4.95%, 10/15/54 (Call 04/15/54)	30	31,739
5.10%, 02/15/45 (Call 08/15/44)	200	222,276
6.13%, 10/15/39	50	61,822
7.55%, 04/15/38	10	13,878
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	47,308
5.00%, 08/15/42 (Call 02/15/42)	20	19,734
5.00%, 03/01/43 (Call 09/01/42)	20	19,706
5.50%, 03/01/44 (Call 09/01/43)	150	156,036
5.80%, 03/15/35	10	10,730
6.95%, 01/15/38	51	61,296
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	25	25,059
5.30%, 12/01/34 (Call 06/01/34)	75	77,938
5.55%, 06/01/45 (Call 12/01/44)	325	343,772
7.75%, 01/15/32	115	147,989
7.80%, 08/01/31	25	32,038

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
NGPL PipeCo LLC
7.77%, 12/15/37[a]	$50	$62,071
ONEOK Inc.
6.00%, 06/15/35	10	11,060
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	125	143,246
6.20%, 09/15/43 (Call 03/15/43)	25	29,048
6.85%, 10/15/37	35	43,323
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	45	41,099
4.90%, 02/15/45 (Call 08/15/44)	135	125,693
5.15%, 06/01/42 (Call 12/01/41)	10	9,421
6.65%, 01/15/37	10	11,211
Rockies Express Pipeline LLC
6.88%, 04/15/40[a]	25	27,167
7.50%, 07/15/38[a]	25	28,088
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	10	10,047
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	25	25,238
5.95%, 09/25/43 (Call 03/25/43)	10	11,956
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	64,013
6.10%, 02/15/42	10	10,761
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	25	30,417
Texas Eastern Transmission LP
7.00%, 07/15/32	125	162,639
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	150	165,561
5.60%, 03/31/34	50	60,038
6.10%, 06/01/40	20	26,126
7.25%, 08/15/38	250	354,720
7.63%, 01/15/39	40	58,998
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	25	25,967
8.75%, 03/15/32	51	65,245
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	25	25,270
5.10%, 09/15/45 (Call 03/15/45)	150	157,144
5.40%, 03/04/44 (Call 09/04/43)	10	10,816
6.30%, 04/15/40	179	211,406

		4,433,741

Security	Principal (000s)	Value
PRIVATE EQUITY — 0.01%
KKR Group Finance Co. III LLC
5.13%, 06/01/44 (Call 12/01/43)[a]	$10	$11,028

		11,028
REAL ESTATE INVESTMENT TRUSTS — 0.38%
AvalonBay Communities Inc.
4.15%, 07/01/47 (Call 01/01/47)	10	10,266
Crown Castle International Corp.
4.75%, 05/15/47 (Call 11/15/46)	125	129,369
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	35	37,712
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	10	13,166
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	26,155
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	25	24,449
Omega Healthcare Investors Inc.
4.75%, 01/15/28 (Call 10/15/27)	125	127,375
Realty Income Corp.
4.65%, 03/15/47 (Call 09/15/46)	125	132,879
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	170	175,843
4.75%, 03/15/42 (Call 09/15/41)	10	11,026
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	25	25,091
Welltower Inc.
6.50%, 03/15/41 (Call 09/15/40)	10	12,855
Weyerhaeuser Co.
6.95%, 10/01/27	15	19,038
7.38%, 03/15/32	85	120,435

		865,659
RETAIL — 2.08%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	125	118,234
5.17%, 08/01/44 (Call 02/01/44)	25	22,618
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	175	196,322
5.13%, 07/20/45 (Call 01/20/45)	250	289,382
5.30%, 12/05/43 (Call 06/05/43)	10	11,741
Darden Restaurants Inc.
6.80%, 10/15/37	10	13,032

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	$125	$116,000
4.25%, 04/01/46 (Call 10/01/45)	23	24,818
4.40%, 03/15/45 (Call 09/15/44)	260	285,966
4.88%, 02/15/44 (Call 08/15/43)	10	11,729
5.88%, 12/16/36	200	260,972
5.95%, 04/01/41 (Call 10/01/40)	50	66,574
JC Penney Corp. Inc.
6.38%, 10/15/36	10	7,216
7.40%, 04/01/37	25	18,939
7.63%, 03/01/97	25	16,891
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	10	9,433
L Brands Inc.
6.75%, 07/01/36	50	47,438
6.88%, 11/01/35	50	47,826
6.95%, 03/01/33	25	24,036
7.60%, 07/15/37	25	24,644
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	150	144,951
4.25%, 09/15/44 (Call 03/15/44)	25	26,335
4.38%, 09/15/45 (Call 03/15/45)	80	85,876
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	130	112,709
6.38%, 03/15/37	10	10,455
6.90%, 04/01/29	50	54,267
McDonald’s Corp.
3.63%, 05/01/43	35	33,086
3.70%, 02/15/42	25	23,954
4.45%, 03/01/47 (Call 09/01/46)	125	133,074
4.60%, 05/26/45 (Call 11/26/44)	10	10,871
4.88%, 12/09/45 (Call 06/09/45)	175	197,757
6.30%, 10/15/37	30	39,560
6.30%, 03/01/38	150	198,036
New Albertson’s Inc.
7.45%, 08/01/29	30	26,188
8.00%, 05/01/31	50	45,944
8.70%, 05/01/30	25	23,046
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	27	26,693
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	25	24,668
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)	10	11,086

Security	Principal (000s)	Value
Target Corp.
3.63%, 04/15/46[f]	$25	$23,511
4.00%, 07/01/42	201	201,802
6.35%, 11/01/32	10	13,049
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	100	106,487
4.30%, 04/22/44 (Call 10/22/43)	75	83,885
4.88%, 07/08/40	48	57,110
5.00%, 10/25/40	15	18,130
5.25%, 09/01/35	100	123,593
6.20%, 04/15/38	744	1,022,814
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	10	10,524
4.65%, 06/01/46 (Call 12/01/45)	75	79,368
4.80%, 11/18/44 (Call 05/18/44)	150	161,460
Yum! Brands Inc.
6.88%, 11/15/37	25	27,252

		4,771,352
SEMICONDUCTORS — 0.37%
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	20	23,815
5.85%, 06/15/41	10	12,760
Intel Corp.
4.00%, 12/15/32	53	58,097
4.10%, 05/19/46 (Call 11/19/45)	25	26,322
4.25%, 12/15/42	15	16,090
4.80%, 10/01/41	150	174,297
4.90%, 07/29/45 (Call 01/29/45)	175	207,095
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	125	138,023
4.80%, 05/20/45 (Call 11/20/44)	175	193,014

		849,513
SOFTWARE — 1.48%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	49	51,293
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	10	10,085
3.50%, 02/12/35 (Call 08/12/34)	220	225,113
3.50%, 11/15/42	100	98,688
3.70%, 08/08/46 (Call 02/08/46)	115	115,491
3.75%, 02/12/45 (Call 08/12/44)	87	88,288
3.95%, 08/08/56 (Call 02/08/56)	206	209,858

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.00%, 02/12/55 (Call 08/12/54)	$260	$268,018
4.10%, 02/06/37 (Call 08/06/36)	193	211,136
4.20%, 11/03/35 (Call 05/03/35)	25	27,712
4.45%, 11/03/45 (Call 05/03/45)	95	107,415
4.50%, 02/06/57 (Call 08/06/56)	225	252,346
4.75%, 11/03/55 (Call 05/03/55)	20	23,301
5.20%, 06/01/39	10	12,385
5.30%, 02/08/41	82	103,501
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	325	357,779
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	95	96,777
3.90%, 05/15/35 (Call 11/15/34)	65	68,026
4.00%, 07/15/46 (Call 01/15/46)	425	438,060
4.13%, 05/15/45 (Call 11/15/44)	135	141,604
4.30%, 07/08/34 (Call 01/08/34)	130	142,704
4.38%, 05/15/55 (Call 11/15/54)	15	16,256
4.50%, 07/08/44 (Call 01/08/44)	141	155,866
5.38%, 07/15/40	75	92,148
6.50%, 04/15/38	50	68,921

		3,382,771
TELECOMMUNICATIONS — 4.35%
America Movil SAB de CV
6.13%, 11/15/37	25	30,928
6.13%, 03/30/40	250	311,432
6.38%, 03/01/35	40	50,767
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	225	209,295
4.35%, 06/15/45 (Call 12/15/44)	200	182,172
4.50%, 05/15/35 (Call 11/15/34)	200	196,064
4.50%, 03/09/48 (Call 09/09/47)	750	691,440
4.55%, 03/09/49 (Call 09/09/48)	167	154,203
4.75%, 05/15/46 (Call 11/15/45)	475	457,178
4.80%, 06/15/44 (Call 12/15/43)	300	292,488
4.90%, 08/14/37 (Call 02/14/37)	100	101,108
5.15%, 03/15/42	125	127,743
5.25%, 03/01/37 (Call 09/01/36)	250	263,915
5.35%, 09/01/40	110	115,737
5.65%, 02/15/47 (Call 08/15/46)	20	21,676
5.70%, 03/01/57 (Call 09/01/56)	125	134,560
6.00%, 08/15/40 (Call 05/15/40)	200	226,500
6.38%, 03/01/41	125	148,326

Security	Principal (000s)	Value
British Telecommunications PLC
9.13%, 12/15/30	$146	$224,069
CenturyLink Inc.
7.60%, 09/15/39	50	44,473
7.65%, 03/15/42	50	44,451
Series G
6.88%, 01/15/28	25	24,277
Cisco Systems Inc.
5.50%, 01/15/40	100	126,536
5.90%, 02/15/39	265	348,040
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	150	168,874
8.75%, 06/15/30	300	445,971
Embarq Corp.
8.00%, 06/01/36	102	103,679
Frontier Communications Corp.
9.00%, 08/15/31	100	78,024
Juniper Networks Inc.
5.95%, 03/15/41	25	28,426
Koninklijke KPN NV
8.38%, 10/01/30	25	35,160
Motorola Solutions Inc.
5.50%, 09/01/44	10	10,200
Nokia OYJ
6.63%, 05/15/39	25	28,859
Orange SA
5.38%, 01/13/42	26	30,910
5.50%, 02/06/44 (Call 08/06/43)[f]	25	30,747
9.00%, 03/01/31	275	421,954
Qwest Capital Funding Inc.
7.75%, 02/15/31	50	46,398
Qwest Corp.
6.88%, 09/15/33 (Call 10/02/17)	64	63,208
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	25	26,692
5.00%, 03/15/44 (Call 09/15/43)	110	126,300
SES Global Americas Holdings GP
5.30%, 03/25/44[a]	24	23,348
Sprint Capital Corp.
6.88%, 11/15/28	150	164,803
8.75%, 03/15/32	125	154,925
Telecom Italia Capital SA
6.00%, 09/30/34	50	55,465

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.38%, 11/15/33	$100	$114,539
7.20%, 07/18/36	65	80,752
7.72%, 06/04/38	50	64,259
Telefonica Emisiones SAU
5.21%, 03/08/47	225	249,507
7.05%, 06/20/36	125	164,879
Telefonica Europe BV
8.25%, 09/15/30	27	38,410
U.S. Cellular Corp.
6.70%, 12/15/33	25	25,788
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	80	69,925
4.13%, 08/15/46	125	111,456
4.40%, 11/01/34 (Call 05/01/34)	350	350,546
4.52%, 09/15/48	350	328,223
4.67%, 03/15/55	475	442,253
4.81%, 03/15/39	255	259,185
4.86%, 08/21/46	300	297,984
5.01%, 04/15/49	244	244,974
5.01%, 08/21/54	200	196,932
6.55%, 09/15/43	175	219,490
Vodafone Group PLC
6.15%, 02/27/37	50	62,183
7.88%, 02/15/30	50	68,336

		9,960,942
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	27,161
6.35%, 03/15/40	10	12,454
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	26,586

		66,201
TRANSPORTATION — 1.54%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	15	15,276
4.13%, 06/15/47 (Call 12/15/46)	10	10,506
4.15%, 04/01/45 (Call 10/01/44)	35	36,843
4.38%, 09/01/42 (Call 03/01/42)	10	10,812
4.55%, 09/01/44 (Call 03/01/44)	175	194,357
4.90%, 04/01/44 (Call 10/01/43)	75	87,263
5.15%, 09/01/43 (Call 03/01/43)	125	149,806
5.75%, 05/01/40 (Call 11/01/39)	250	316,547

Security	Principal (000s)	Value
Canadian National Railway Co.
6.20%, 06/01/36	$35	$46,837
6.38%, 11/15/37	21	28,977
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	25	29,076
5.95%, 05/15/37	26	33,117
6.13%, 09/15/15 (Call 03/15/15)	100	127,639
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	125	120,614
3.95%, 05/01/50 (Call 11/01/49)	150	144,387
4.10%, 03/15/44 (Call 09/15/43)	35	35,295
4.25%, 11/01/66 (Call 05/01/66)	25	24,295
4.50%, 08/01/54 (Call 02/01/54)	25	25,979
6.00%, 10/01/36	26	32,892
6.15%, 05/01/37	15	19,520
6.22%, 04/30/40	30	39,063
FedEx Corp.
3.90%, 02/01/35	165	167,557
4.10%, 02/01/45	20	19,773
4.40%, 01/15/47 (Call 07/15/46)	10	10,314
4.55%, 04/01/46 (Call 10/01/45)	100	105,880
4.75%, 11/15/45 (Call 05/15/45)	100	108,660
4.90%, 01/15/34	25	28,188
5.10%, 01/15/44	125	141,836
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	51,540
4.95%, 08/15/45 (Call 02/15/45)	10	11,353
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34[e]	200	218,926
Norfolk Southern Corp.
4.05%, 08/15/52 (Call 02/15/52)[a]	86	85,499
4.45%, 06/15/45 (Call 12/15/44)	70	76,756
4.65%, 01/15/46 (Call 07/15/45)	100	113,092
4.80%, 08/15/43 (Call 02/15/43)	34	38,868
4.84%, 10/01/41	25	28,604
6.00%, 03/15/05	59	72,740
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	84,844
3.80%, 10/01/51 (Call 04/01/51)	25	24,805
4.00%, 04/15/47 (Call 10/15/46)	200	209,152
4.05%, 11/15/45 (Call 05/15/45)	10	10,518
4.05%, 03/01/46 (Call 09/01/45)	10	10,526
4.38%, 11/15/65 (Call 05/15/65)	25	27,407

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 09/15/41 (Call 03/15/41)	$10	$11,466
4.82%, 02/01/44 (Call 08/01/43)	25	29,044
6.63%, 02/01/29	25	33,195
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	125	121,367
3.63%, 10/01/42	50	50,186
6.20%, 01/15/38	55	75,434
XPO CNW Inc.
6.70%, 05/01/34	25	24,149

		3,520,780
TRUCKING & LEASING — 0.01%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	30	32,665

		32,665
WATER — 0.03%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	25	27,274
4.30%, 09/01/45 (Call 03/01/45)	10	10,919
6.59%, 10/15/37	15	20,885

		59,078

TOTAL CORPORATE BONDS & NOTES
(Cost: $113,354,082)		116,658,252

FOREIGN GOVERNMENT OBLIGATIONS[g] — 8.20%

ARGENTINA — 0.65%
Argentine Republic Government International Bond
2.50%, 12/31/38[d]	320	224,339
2.50%, 12/31/38[d]	75	51,888
7.13%, 07/06/36	200	209,860
7.63%, 04/22/46	150	164,743
8.28%, 12/31/33	70	81,439
8.28%, 12/31/33	512	595,864
8.28%, 12/31/33	140	159,220

		1,487,353
BAHRAIN — 0.09%
Bahrain Government International Bond
7.00%, 10/12/28[e]	200	206,344

		206,344

Security	Principal (000s)	Value
BRAZIL — 0.32%
Brazilian Government International Bond
5.00%, 01/27/45	$300	$274,167
5.63%, 01/07/41	350	350,780
7.13%, 01/20/37	100	118,181

		743,128

CANADA — 0.16%
Province of Quebec Canada
7.50%, 09/15/29	250	363,177

		363,177

CHILE — 0.07%
Chile Government International Bond
3.63%, 10/30/42	150	152,295

		152,295
COLOMBIA — 0.36%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	200	207,506
5.63%, 02/26/44 (Call 08/26/43)	200	224,930
6.13%, 01/18/41	100	118,683
7.38%, 09/18/37	200	265,156

		816,275
COSTA RICA — 0.09%
Costa Rica Government International Bond
7.00%, 04/04/44[e]	200	210,416

		210,416
DOMINICAN REPUBLIC — 0.10%
Dominican Republic International Bond
6.85%, 01/27/45[e]	100	112,443
7.45%, 04/30/44[e]	100	119,770

		232,213
EGYPT — 0.10%
Egypt Government International Bond
8.50%, 01/31/47[e]	200	225,598

		225,598
EL SALVADOR — 0.07%
El Salvador Government International Bond
7.65%, 06/15/35[e]	150	149,444

		149,444

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
HUNGARY — 0.10%
Hungary Government International Bond
7.63%, 03/29/41	$150	$231,965

		231,965
INDONESIA — 0.58%
Indonesia Government International Bond
4.63%, 04/15/43[e]	200	207,772
5.13%, 01/15/45[e]	200	220,546
5.25%, 01/17/42[e]	200	222,584
6.63%, 02/17/37[e]	100	128,193
6.75%, 01/15/44[e]	200	266,862
7.75%, 01/17/38[e]	100	142,948
8.50%, 10/12/35[e]	100	148,918

		1,337,823
IRAQ — 0.10%
Iraq International Bond
5.80%, 01/15/28 (Call 10/15/17)[e]	250	237,558

		237,558
ISRAEL — 0.09%
Israel Government International Bond
4.50%, 01/30/43	200	217,416

		217,416
ITALY — 0.04%
Republic of Italy Government International Bond
5.38%, 06/15/33	74	86,609

		86,609
IVORY COAST — 0.13%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/31/17)[d,e]	97	96,054
6.38%, 03/03/28[e]	200	208,476

		304,530
JAMAICA — 0.21%
Jamaica Government International Bond
6.75%, 04/28/28	200	232,962
7.88%, 07/28/45	200	245,906

		478,868

Security	Principal (000s)	Value
KAZAKHSTAN — 0.09%
Kazakhstan Government International Bond
4.88%, 10/14/44[e]	$200	$207,626

		207,626
LEBANON — 0.22%
Lebanon Government International Bond
6.65%, 02/26/30[e]	200	194,632
6.85%, 05/25/29	300	298,452

		493,084
MEXICO — 0.73%
Mexico Government International Bond
4.35%, 01/15/47	200	197,450
4.60%, 01/23/46	200	204,552
4.75%, 03/08/44	258	268,730
5.55%, 01/21/45	250	290,908
5.75%, 10/12/10	200	216,794
6.05%, 01/11/40	100	121,166
6.75%, 09/27/34	100	130,558
7.50%, 04/08/33	100	137,142
8.30%, 08/15/31	75	112,011

		1,679,311
NIGERIA — 0.10%
Nigeria Government International Bond
7.88%, 02/16/32[e]	200	223,330

		223,330
OMAN — 0.09%
Oman Government International Bond
6.50%, 03/08/47[e]	200	209,586

		209,586
PANAMA — 0.34%
Panama Government International Bond
3.88%, 03/17/28 (Call 12/17/27)	400	423,260
6.70%, 01/26/36	155	206,747
9.38%, 04/01/29	100	151,253

		781,260

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
PERU — 0.24%
Peruvian Government International Bond
5.63%, 11/18/50	$200	$253,690
6.55%, 03/14/37	100	135,303
8.75%, 11/21/33	107	168,485

		557,478
PHILIPPINES — 0.49%
Philippine Government International Bond
3.70%, 02/02/42	400	407,140
3.95%, 01/20/40	200	211,170
6.38%, 01/15/32	165	219,064
6.38%, 10/23/34	100	135,732
7.75%, 01/14/31	100	146,101

		1,119,207
QATAR — 0.22%
Qatar Government International Bond
4.63%, 06/02/46[e]	200	211,678
6.40%, 01/20/40[a]	100	130,221
9.75%, 06/15/30[a]	100	160,218

		502,117
ROMANIA — 0.06%
Romanian Government International Bond
6.13%, 01/22/44[e]	100	128,487

		128,487
RUSSIA — 0.72%
Russian Foreign Bond-Eurobond
5.63%, 04/04/42[e]	200	226,434
5.88%, 09/16/43[e]	200	233,366
7.50%, 03/31/30[d,e]	480	575,403
12.75%, 06/24/28[e]	350	618,250

		1,653,453
SAUDI ARABIA — 0.18%
Saudi Government International Bond
4.50%, 10/26/46[e]	400	411,928

		411,928
SOUTH AFRICA — 0.13%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	190,948
6.25%, 03/08/41	100	111,209

		302,157

Security	Principal (000s)	Value
SUPRANATIONAL — 0.24%
Asian Development Bank
5.82%, 06/16/28	$26	$33,129
European Investment Bank
4.88%, 02/15/36	200	261,172
Inter-American Development Bank
3.88%, 10/28/41	30	34,290
4.38%, 01/24/44	125	153,542
International Bank for Reconstruction & Development
4.75%, 02/15/35	50	63,693

		545,826
TURKEY — 0.62%
Turkey Government International Bond
4.88%, 04/16/43	400	369,728
6.00%, 01/14/41	300	319,500
6.75%, 05/30/40	100	115,575
6.88%, 03/17/36	235	273,977
7.25%, 03/05/38	125	151,828
8.00%, 02/14/34	150	191,944

		1,422,552
URUGUAY — 0.33%
Uruguay Government International Bond
4.13%, 11/20/45	100	97,404
5.10%, 06/18/50	150	158,068
7.63%, 03/21/36	300	419,523
7.88%, 01/15/33	50	70,356

		745,351
VENEZUELA — 0.14%
Venezuela Government International Bond
7.00%, 03/31/38[e]	125	43,158
9.25%, 05/07/28[e]	100	35,676
9.38%, 01/13/34	100	38,013
11.95%, 08/05/31[e]	500	206,010

		322,857

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $18,261,110)		18,786,622

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 3.82%

ARIZONA — 0.03%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$50	$60,972

		60,972
CALIFORNIA — 1.48%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	100	146,688
Series S-3
6.91%, 10/01/50	100	156,574
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	100	151,134
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	50	67,504
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	76,902
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	77,048
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	50	77,433
Los Angeles Department of Water & Power System Revenue RB BAB Series A
6.17%, 07/01/40 (Call 07/01/20)	500	552,775
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	193,879
5.76%, 07/01/29	150	186,528
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	50	70,393
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	100	121,983

Security	Principal (000s)	Value
State of California GO BAB
7.30%, 10/01/39	$100	$148,339
7.50%, 04/01/34	120	176,920
7.55%, 04/01/39	200	312,402
7.60%, 11/01/40	155	246,221
7.63%, 03/01/40	150	232,851
7.95%, 03/01/36 (Call 03/01/20)	100	114,094
University of California RB
Series AD
4.86%, 05/15/12	100	109,555
Series AQ
4.77%, 05/15/15	100	107,484
University of California RB BAB
5.77%, 05/15/43	50	65,145

		3,391,852
COLORADO — 0.01%
Regional Transportation District RB BAB Series B
5.84%, 11/01/50	20	27,136

		27,136
GEORGIA — 0.06%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	55	70,939
Project M, Series 2010-A
6.66%, 04/01/57	50	63,675

		134,614
ILLINOIS — 0.30%
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	69,236
State of Illinois GO
5.10%, 06/01/33	500	498,575
State of Illinois GO BAB Series 5
7.35%, 07/01/35	100	115,229

		683,040
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	50	66,767

		66,767

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
MASSACHUSETTS — 0.15%
Commonwealth of Massachusetts GOL BAB Series E
5.46%, 12/01/39	$200	$255,864
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	25	32,953
Massachusetts School Building Authority RB BAB Series B
5.72%, 08/15/39	50	64,294

		353,111
NEW JERSEY — 0.28%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	100	123,603
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	100	148,506
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	250	284,570
6.10%, 12/15/28 (Call 12/15/20)	75	79,995

		636,674
NEW YORK — 0.71%
City of New York NY GO BAB Series C-1
5.52%, 10/01/37	100	126,608
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	100	155,285
Series E
6.81%, 11/15/40	150	213,366
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	63,578
5.57%, 11/01/38	150	190,473

Security	Principal (000s)	Value
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	$100	$136,125
6.01%, 06/15/42	100	139,208
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	100	128,064
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	55	67,986
Port Authority of New York & New Jersey RB
6.04%, 12/01/29	40	51,840
Series 174
4.46%, 10/01/62	150	171,632
Series 181
4.96%, 08/01/46	50	62,339
Series 192
4.81%, 10/15/65	100	120,203

		1,626,707
OHIO — 0.21%
American Municipal Power Inc. RB BAB
7.83%, 02/15/41	125	191,111
Series E
6.27%, 02/15/50	50	65,222
Ohio State University (The) RB Series A
4.80%, 06/01/11	75	81,770
Ohio State University (The) RB BAB
4.91%, 06/01/40	100	122,451
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	29,441

		489,995
OREGON — 0.12%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28 (NPFGC)	100	118,641
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	50	65,299

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal (000s)	Value
State of Oregon GO
5.89%, 06/01/27	$75	$91,478

		275,418
TENNESSEE — 0.02%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB
6.73%, 07/01/43	40	53,538

		53,538
TEXAS — 0.38%
City of Houston TX GOL Series A
6.29%, 03/01/32	50	59,833
City of San Antonio TX Electric & Gas Systems Revenue RB
5.72%, 02/01/41	25	32,930
5.81%, 02/01/41	50	65,596
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	50	68,375
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	30	37,458
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	45,616
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	50	75,646
Permanent University Fund – University of Texas System RB BAB
5.26%, 07/01/39	100	126,056
State of Texas GO BAB
5.52%, 04/01/39	200	263,112
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	75	89,863

		864,485

Security	Principal (000s)	Value
WASHINGTON — 0.03%
State of Washington GO BAB Series F
5.14%, 08/01/40	$50	$62,820

		62,820
WISCONSIN — 0.01%
State of Wisconsin RB Series C
3.15%, 05/01/27	25	25,698

		25,698

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $8,347,576)		8,752,827

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 35.42%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.44%
Federal Home Loan Banks
5.50%, 07/15/36	200	274,580
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	600	865,614
6.75%, 03/15/31	140	205,691
Federal National Mortgage Association
6.25%, 05/15/29	300	412,365
Tennessee Valley Authority
3.50%, 12/15/42	50	53,228
5.25%, 09/15/39	40	53,472
5.38%, 04/01/56	500	696,085
7.13%, 05/01/30	500	737,990

		3,299,025
U.S. GOVERNMENT OBLIGATIONS — 33.98%
U.S. Treasury Note/Bond
2.25%, 08/15/46	850	767,887
2.50%, 02/15/45	1,475	1,412,403
2.50%, 02/15/46	3,175	3,031,533
2.50%, 05/15/46	1,300	1,240,582
2.75%, 11/15/42	474	479,936
2.75%, 08/15/47	1,450	1,457,379
2.88%, 08/15/45	3,375	3,478,669
2.88%, 11/15/46	3,500	3,604,624
3.00%, 11/15/44	15,575	16,471,098
3.00%, 05/15/45	1,375	1,452,441
3.00%, 11/15/45	3,350	3,536,459
3.00%, 02/15/47	800	844,768
3.13%, 11/15/41	3,550	3,852,093
3.13%, 08/15/44	2,050	2,218,712

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Security	Principal or Shares (000s)	Value
3.38%, 05/15/44	$350	$395,860
3.50%, 02/15/39	140	161,852
3.63%, 08/15/43	900	1,058,836
3.63%, 02/15/44	350	412,507
3.75%, 08/15/41	74	88,694
3.75%, 11/15/43	3,000	3,605,722
3.88%, 08/15/40	1,000	1,218,268
4.25%, 05/15/39	3,550	4,547,402
4.25%, 11/15/40	2,750	3,534,886
4.38%, 11/15/39	3,180	4,143,649
4.38%, 05/15/40	895	1,168,139
4.38%, 05/15/41	1,680	2,201,278
4.75%, 02/15/41	3,300	4,540,678
5.25%, 11/15/28	350	457,244
5.25%, 02/15/29	2,550	3,343,067
5.38%, 02/15/31	1,750	2,389,378
6.13%, 11/15/27	500	683,940
6.25%, 05/15/30	25	36,149

		77,836,133

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $80,301,638)		81,135,158

SHORT-TERM INVESTMENTS — 2.43%

MONEY MARKET FUNDS — 2.43%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[h,i,j]	5,576	5,575,836

		5,575,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,575,836)		5,575,836

Value
TOTAL INVESTMENTS IN SECURITIES — 100.79%
(Cost: $225,840,242)[k]	$230,908,695
Other Assets, Less Liabilities — (0.79)%	(1,820,437)

NET ASSETS — 100.00%	$229,088,258

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Security is perpetual in nature with no stated maturity date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	All or a portion of this security represents a security on loan. See Note 1.
[g]	Investments are denominated in U.S. dollars.
[h]	Affiliated issuer. See Schedule 1.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[k]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $225,888,509. Net unrealized appreciation was $5,020,186, of which $6,906,171 represented gross unrealized appreciation on investments and $1,885,985 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	1,840	3,736	[b]	—	5,576	$5,575,836	$—	$—	$15,892

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$116,658,252	$—	$116,658,252
Foreign government obligations	—	18,786,622	—	18,786,622
Municipal debt obligations	—	8,752,827	—	8,752,827
U.S. government & agency obligations	—	81,135,158	—	81,135,158
Money market funds	5,575,836	—	—	5,575,836

Total	$5,575,836	$225,332,859	$—	$230,908,695

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.18%

MORTGAGE-BACKED SECURITIES — 1.18%
Barclays Commercial Mortgage Securities Trust Series 2017-C1, Class A4
3.67%, 02/15/50	$18,450	$19,532,172
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	10,854,301
Series 2014-GC25, Class AAB
3.37%, 10/10/47	10,000	10,498,067
Series 2014-GC25, Class AS
4.02%, 10/10/47	5,209	5,539,606
Series 2015-GC27, Class AAB
2.94%, 02/10/48	11,256	11,595,114
Series 2016-GC37, Class A4
3.31%, 04/10/49	17,730	18,329,918
Series 2016-P5
2.94%, 10/10/49	11,400	11,426,648
Series 2017-P7, Class A4
3.71%, 04/14/50	13,900	14,836,681
COMM Mortgage Trust
Series 2013-CR11, Class A4
4.26%, 08/10/50	13,802	15,084,286
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,496,160
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	3,026,356
Series 2014-CR18, Class AM
4.10%, 07/15/47	10,000	10,681,768
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,394,174
Series 2014-UBS3, Class A4
3.82%, 06/10/47	12,887	13,653,489
Series 2014-UBS4, Class A5
3.69%, 08/10/47	12,920	13,654,718
Series 2015-CR24, Class A5
3.70%, 08/10/48	16,990	18,011,865

Security	Principal (000s)	Value
Series 2015-DC1, Class A5
3.35%, 02/10/48	$2,750	$2,842,418
Series 2015-DC1, Class C
4.50%, 02/10/48[a]	3,000	3,038,328
Series 2015-LC21, Class A4
3.71%, 07/10/48	15,500	16,455,834
Series 2015-LC23, Class A2
3.22%, 10/10/48	18,275	18,920,588
Series 2015-PC1, Class A2
3.15%, 07/10/50	3,000	3,076,750
Series 2015-PC1, Class A5
3.90%, 07/10/50	3,650	3,908,300
Series 2016-DC2, Class A5
3.77%, 02/10/49	4,000	4,257,353
Commercial Mortgage Pass Through Certificates Series 2016-CR28, Class A4
3.76%, 02/10/49	8,000	8,522,536
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.50%, 06/15/57	10,000	10,439,093
Series 2015-C4, Class A4
3.81%, 11/15/48	17,519	18,633,377
DBJPM Mortgage Trust Series 2016-C3, Class A5
2.89%, 09/10/49	1,000	1,003,077
GS Mortgage Securities Trust
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	5,125,300
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	10,943,315
Series 2014-GC20, Class A3
3.68%, 04/10/47	922	961,928
Series 2015-GC32, Class A2
3.06%, 07/10/48	2,000	2,055,288
Series 2015-GS1, Class A3
3.73%, 11/10/48	10,000	10,632,296
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47	5,700	5,801,537

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series 2014-C22, Class A2
3.04%, 09/15/47 (Call 08/15/19)	$5,500	$5,606,741
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	7,000	7,441,864
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	9,660	10,401,508
Series 2014-C24, Class A2
2.94%, 11/15/47	9,000	9,196,788
Series 2014-C25, Class B
4.35%, 11/15/47[a]	3,800	3,988,910
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-LC9, Class A3
2.48%, 12/15/47	5,250	5,304,658
Series 2014-C20, Class A2
2.87%, 07/15/47	5,000	5,081,895
Series 2014-C20, Class A5
3.80%, 07/15/47	9,000	9,631,773
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4
3.10%, 05/15/46	5,000	5,169,726
Series 2013-C10, Class A5
4.22%, 07/15/46[a]	1,600	1,741,679
Series 2013-C10, Class AS
4.22%, 07/15/46[a]	8,166	8,724,960
Series 2014-C19, Class A2
3.10%, 12/15/47	4,000	4,100,116
Series 2015-C22, Class A4
3.31%, 04/15/48	5,000	5,186,055
Series 2015-C23, Class A4
3.72%, 07/15/50	1,850	1,965,616
Series 2015-C24, Class A4
3.73%, 05/15/48	7,275	7,756,095
Series 2015-C27, Class A4
3.75%, 12/15/47	12,000	12,762,167
Morgan Stanley Capital I Trust Series 2017-H1, Class A5
3.53%, 06/15/50	12,000	12,614,531

Security	Principal (000s)	Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/63	$19,115	$20,106,847
Series 2013-C5, Class A4
3.18%, 03/10/46	5,500	5,693,956
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	25,059	27,304,927
Series 2014-LC16, Class A5
3.82%, 08/15/50	15,200	16,268,110
Series 2014-LC18, Class ASB
3.24%, 12/15/47	17,000	17,737,053
Series 2015-C27, Class A5
3.45%, 02/15/48	8,500	8,870,094
Series 2015-SG1, Class A4
3.79%, 09/15/48	11,185	11,932,859
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1
2.30%, 06/15/45	5,683	5,728,628
Series 2012-C07, Class A2
3.43%, 06/15/45	5,000	5,233,588
Series 2012-C10, Class A3
2.88%, 12/15/45	15,800	16,183,058
Series 2013-C11, Class A4
3.04%, 03/15/45	11,671	12,057,522
Series 2013-C14, Class A5
3.34%, 06/15/46	10,315	10,790,611

		594,814,976

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $584,952,950)		594,814,976

CORPORATE BONDS & NOTES — 26.37%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	2,420	2,546,130
4.00%, 03/15/22	110	115,954
4.20%, 04/15/24	2,400	2,549,784

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$300	$305,469
3.63%, 05/01/22	5,525	5,791,139
3.65%, 11/01/24 (Call 08/01/24)	425	439,752
4.45%, 08/15/20	876	933,492
WPP Finance 2010
3.63%, 09/07/22	1,000	1,043,320
3.75%, 09/19/24	3,050	3,138,511
4.75%, 11/21/21	3,000	3,263,190
5.13%, 09/07/42	370	394,080
5.63%, 11/15/43	20	22,618

		20,543,439
AEROSPACE & DEFENSE — 0.40%
Boeing Capital Corp.
4.70%, 10/27/19	2,346	2,494,807
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	340	339,266
1.88%, 06/15/23 (Call 04/15/23)	250	245,218
2.13%, 03/01/22 (Call 02/01/22)	2,050	2,061,418
2.20%, 10/30/22 (Call 08/30/22)	155	155,304
2.25%, 06/15/26 (Call 03/15/26)	1,785	1,727,844
2.35%, 10/30/21	250	254,350
2.50%, 03/01/25 (Call 12/01/24)	95	94,128
2.60%, 10/30/25 (Call 07/30/25)	1,145	1,144,874
2.80%, 03/01/27 (Call 12/01/26)	2,100	2,116,653
2.85%, 10/30/24 (Call 07/30/24)	2,485	2,541,782
3.30%, 03/01/35 (Call 09/01/34)	645	625,669
3.38%, 06/15/46 (Call 12/15/45)	2,000	1,915,120
3.50%, 03/01/45 (Call 09/01/44)	2,220	2,161,192

Security	Principal (000s)	Value
3.65%, 03/01/47 (Call 09/01/46)	$1,080	$1,083,143
4.88%, 02/15/20	4,925	5,296,148
6.00%, 03/15/19	2,900	3,087,601
6.63%, 02/15/38	40	56,561
6.88%, 03/15/39	285	418,836
7.95%, 08/15/24	250	331,060
Embraer Netherlands Finance BV
5.40%, 02/01/27	1,200	1,281,996
General Dynamics Corp.
1.00%, 11/15/17	5	4,997
1.88%, 08/15/23 (Call 06/15/23)	1,580	1,547,721
2.13%, 08/15/26 (Call 05/15/26)	1,480	1,412,912
2.25%, 11/15/22 (Call 08/15/22)	5,988	6,018,958
3.60%, 11/15/42 (Call 05/15/42)	15	15,125
3.88%, 07/15/21 (Call 04/15/21)	1,925	2,058,325
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	1,060	1,111,866
4.40%, 12/15/20	1,950	2,074,410
4.85%, 04/27/35 (Call 10/27/34)	660	735,933
5.05%, 04/27/45 (Call 10/27/44)	1,825	2,106,032
5.55%, 10/01/21	2,050	2,288,948
6.15%, 12/15/40	15	18,870
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	1,635	1,707,856
3.95%, 05/28/24 (Call 02/28/24)	761	802,863
4.75%, 07/15/20	2,732	2,928,431
4.95%, 02/15/21 (Call 11/15/20)	2,025	2,187,688
5.20%, 10/15/19	3,275	3,490,953
Lockheed Martin Corp.
1.85%, 11/23/18	2,315	2,320,324

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 11/23/20 (Call 10/23/20)	$4,945	$5,031,092
2.90%, 03/01/25 (Call 12/01/24)	4,287	4,324,768
3.10%, 01/15/23 (Call 11/15/22)	840	870,652
3.35%, 09/15/21	2,895	3,032,107
3.55%, 01/15/26 (Call 10/15/25)	3,192	3,344,386
3.60%, 03/01/35 (Call 09/01/34)	2,543	2,541,728
3.80%, 03/01/45 (Call 09/01/44)	3,607	3,565,556
4.07%, 12/15/42	6,248	6,454,621
4.25%, 11/15/19	1,400	1,470,266
4.50%, 05/15/36 (Call 11/15/35)	490	543,371
4.70%, 05/15/46 (Call 11/15/45)	9,366	10,628,162
4.85%, 09/15/41	748	867,538
5.50%, 11/15/39	100	123,258
Series B
6.15%, 09/01/36	35	46,083
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	5,565	5,693,440
3.25%, 08/01/23	6,729	7,020,837
3.50%, 03/15/21	2,250	2,360,430
3.85%, 04/15/45 (Call 10/15/44)	1,815	1,819,247
4.75%, 06/01/43	1,705	1,953,248
5.05%, 11/15/40	545	637,666
Northrop Grumman Systems Corp.
7.75%, 02/15/31	115	166,360
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,550	1,572,041
3.13%, 10/15/20	1,313	1,365,362
4.20%, 12/15/44 (Call 06/15/44)	510	560,964
4.70%, 12/15/41	650	757,757
7.20%, 08/15/27	1,765	2,396,729

Security	Principal (000s)	Value
Rockwell Collins Inc.
1.95%, 07/15/19	$320	$320,400
2.80%, 03/15/22 (Call 02/15/22)	715	727,827
3.10%, 11/15/21 (Call 08/15/21)	575	591,658
3.50%, 03/15/27 (Call 12/15/26)	3,000	3,069,270
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,818,598
4.35%, 04/15/47 (Call 10/15/46)	1,960	2,061,685
4.80%, 12/15/43 (Call 06/15/43)	725	808,382
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	1,145	1,175,446
United Technologies Corp.
1.78%, 05/04/18[b]	6,300	6,305,733
1.90%, 05/04/20	700	700,007
1.95%, 11/01/21 (Call 10/01/21)	930	920,328
2.30%, 05/04/22 (Call 04/04/22)	1,000	1,000,370
2.65%, 11/01/26 (Call 08/01/26)	1,395	1,359,149
2.80%, 05/04/24 (Call 03/04/24)	1,250	1,258,550
3.10%, 06/01/22	7,821	8,069,082
3.13%, 05/04/27 (Call 02/04/27)	1,700	1,707,089
3.75%, 11/01/46 (Call 05/01/46)	3,275	3,156,510
4.05%, 05/04/47 (Call 11/04/46)	1,540	1,563,839
4.15%, 05/15/45 (Call 11/16/44)	4,400	4,516,688
4.50%, 04/15/20	2,883	3,068,752
4.50%, 06/01/42	6,482	6,989,865
5.40%, 05/01/35	845	1,012,707
5.70%, 04/15/40	5,988	7,472,365
6.05%, 06/01/36	151	193,377
6.13%, 07/15/38	6,222	8,039,135

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.70%, 08/01/28	$475	$622,796
7.50%, 09/15/29	50	70,586

		200,013,045
AGRICULTURE — 0.30%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	5,269	5,364,369
2.63%, 09/16/26 (Call 06/16/26)	845	823,790
2.85%, 08/09/22	2,250	2,297,025
2.95%, 05/02/23	175	178,596
3.88%, 09/16/46 (Call 03/16/46)	1,410	1,366,276
4.00%, 01/31/24	6,517	6,991,829
4.25%, 08/09/42	530	540,558
4.50%, 05/02/43	4,291	4,544,598
4.75%, 05/05/21	6,183	6,752,887
5.38%, 01/31/44	5,435	6,466,509
9.70%, 11/10/18	450	491,558
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	2,800	2,720,732
4.02%, 04/16/43	56	59,438
4.48%, 03/01/21	3,330	3,609,953
4.54%, 03/26/42	248	279,990
5.77%, 03/01/41[b]	600	779,646
BAT Capital Corp.
2.30%, 08/14/20[c]	1,885	1,894,859
2.76%, 08/15/22 (Call 07/15/22)[c]	1,670	1,682,107
3.22%, 08/15/24 (Call 06/15/24)[c]	1,500	1,517,745
3.56%, 08/15/27 (Call 05/15/27)[c]	1,395	1,415,730
4.54%, 08/15/47 (Call 02/15/47)[c]	2,000	2,064,860
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	1,750	1,704,972
3.50%, 11/24/20 (Call 10/24/20)	2,705	2,784,825
8.50%, 06/15/19	100	111,046

Security	Principal (000s)	Value
Philip Morris International Inc.
1.25%, 11/09/17	$727	$726,782
1.38%, 02/25/19	1,960	1,951,552
1.88%, 01/15/19	480	481,526
1.88%, 02/25/21 (Call 01/25/21)	650	643,754
2.00%, 02/21/20	1,000	1,003,020
2.13%, 05/10/23 (Call 03/10/23)	720	704,794
2.38%, 08/17/22 (Call 07/17/22)	1,500	1,500,345
2.50%, 08/22/22	3,000	3,024,060
2.63%, 02/18/22 (Call 01/18/22)	1,055	1,067,839
2.63%, 03/06/23	200	201,300
2.75%, 02/25/26 (Call 11/25/25)[d]	3,851	3,799,666
2.90%, 11/15/21	1,950	1,999,354
3.13%, 08/17/27 (Call 05/17/27)	1,500	1,509,135
3.25%, 11/10/24	5,439	5,589,225
3.38%, 08/11/25 (Call 05/11/25)	1,790	1,854,368
3.60%, 11/15/23	1,555	1,642,515
3.88%, 08/21/42	176	173,633
4.13%, 05/17/21	2,500	2,668,275
4.13%, 03/04/43	2,190	2,233,143
4.25%, 11/10/44	6,368	6,655,770
4.38%, 11/15/41	3,383	3,594,336
4.50%, 03/26/20	1,000	1,065,150
4.50%, 03/20/42	2,055	2,217,304
4.88%, 11/15/43	1,335	1,509,685
5.65%, 05/16/18	6,409	6,588,837
6.38%, 05/16/38	2,733	3,651,944
Reynolds American Inc.
3.25%, 06/12/20	7,204	7,418,607
4.00%, 06/12/22	1,815	1,924,390
4.45%, 06/12/25 (Call 03/12/25)	6,600	7,147,668
4.85%, 09/15/23	25	27,684
5.70%, 08/15/35 (Call 02/15/35)	2,645	3,105,230
5.85%, 08/15/45 (Call 02/15/45)	10,746	13,029,095

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.15%, 09/15/43	$655	$817,067
6.88%, 05/01/20	2,548	2,853,174
7.25%, 06/15/37	1,050	1,440,820

		152,264,945
AIRLINES — 0.09%
American Airlines Pass Through Trust
Series 2011-1, Class A
5.25%, 07/31/22[d]	586	625,932
Series 2013-2, Class A
4.95%, 07/15/24	2,553	2,731,596
Series 2014-1, Class A
3.70%, 04/01/28	300	307,963
Series 2015-1, Class A
3.38%, 11/01/28	8,805	8,917,398
Series 2015-2, Class AA
3.60%, 03/22/29	95	98,465
Series 2016-1, Class AA
3.58%, 07/15/29	547	565,195
Series 2017-1, Class AA
3.65%, 02/15/29	4,300	4,431,795
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	33	35,804
Series 2012-1, Class A
4.15%, 10/11/25	2,008	2,115,030
Series 2012-2, Class A
4.00%, 04/29/26	82	86,285
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	3,230	3,335,040
Delta Air Lines Inc. Pass Through Trust
Series 2015-1, Class AA
3.63%, 01/30/29	2,195	2,284,017
Series 2017-1, Class A
6.82%, 02/10/24	24	28,003
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	4,945	5,024,862
2.75%, 11/06/19 (Call 10/06/19)	1,450	1,473,215

Security	Principal (000s)	Value
3.00%, 11/15/26 (Call 08/15/26)	$2,350	$2,329,202
Southwest Airlines Co. Pass Through Trust Series 2017-1, Class A
6.15%, 02/01/24	294	325,191
U.S. Airways Pass Through Trust
Series 2012-1, Class A
5.90%, 04/01/26	375	423,154
Series 2012-2, Class A
4.63%, 12/03/26	664	707,500
United Airlines Pass Through Trust
Series 2014-1, Class A
4.00%, 10/11/27[d]	1,398	1,458,450
Series 2014-2, Class A
3.75%, 03/03/28	2,016	2,073,990
Series 2015-1, Class AA
3.45%, 06/01/29	5,448	5,596,271
Series 2016-1, Class AA
3.10%, 01/07/30	1,650	1,653,250
Series 2016-2, Class AA
2.88%, 04/07/30	1,000	985,090

		47,612,698
APPAREL — 0.03%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	3,425	3,440,755
2.38%, 11/01/26 (Call 08/01/26)	2,430	2,355,423
3.38%, 11/01/46 (Call 05/01/46)	3,150	2,994,327
3.63%, 05/01/43 (Call 11/01/42)	815	809,091
3.88%, 11/01/45 (Call 05/01/45)	2,485	2,567,676
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	600	602,694
2.63%, 08/18/20 (Call 07/18/20)	1,875	1,910,325

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	$1,880	$1,973,624
6.45%, 11/01/37	65	86,364

		16,740,279
AUTO MANUFACTURERS — 0.56%
American Honda Finance Corp.
1.20%, 07/12/19	2,850	2,824,920
1.50%, 11/19/18	2,475	2,471,881
1.65%, 07/12/21	2,195	2,162,163
1.70%, 02/22/19	3,445	3,446,033
1.70%, 09/09/21	1,800	1,778,634
1.95%, 07/20/20	790	792,078
2.00%, 02/14/20	690	693,657
2.13%, 10/10/18	1,380	1,388,584
2.15%, 03/13/20	2,000	2,017,000
2.25%, 08/15/19	2,550	2,575,168
2.30%, 09/09/26	1,215	1,164,760
2.45%, 09/24/20	1,485	1,509,057
2.90%, 02/16/24	1,100	1,126,422
Daimler Finance North America LLC
8.50%, 01/18/31	3,860	5,803,819
Ford Holdings LLC
9.30%, 03/01/30	1,700	2,391,288
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	2,715	2,810,704
4.75%, 01/15/43	5,105	4,913,971
5.29%, 12/08/46 (Call 06/08/46)[d]	3,290	3,379,784
6.38%, 02/01/29	1,250	1,478,413
6.63%, 10/01/28	815	982,458
7.40%, 11/01/46	1,300	1,706,055
7.45%, 07/16/31	4,711	6,033,519
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,000	995,560
2.26%, 03/28/19	745	749,239
2.38%, 03/12/19	2,950	2,965,163
2.43%, 06/12/20	1,415	1,418,764
2.46%, 03/27/20	200	200,810
2.55%, 10/05/18	2,050	2,064,001
2.60%, 11/04/19	2,650	2,674,009

Security	Principal (000s)	Value
2.88%, 10/01/18	$650	$656,507
2.98%, 08/03/22 (Call 07/03/22)	2,000	1,998,320
3.10%, 05/04/23	650	645,925
3.16%, 08/04/20	1,000	1,021,930
3.20%, 01/15/21	2,930	2,985,260
3.22%, 01/09/22	2,950	2,997,259
3.34%, 03/18/21	6,122	6,271,377
3.34%, 03/28/22 (Call 02/28/22)	2,660	2,710,966
3.66%, 09/08/24	4,950	4,980,987
3.81%, 01/09/24 (Call 11/09/23)	1,740	1,777,062
4.13%, 08/04/25	4,950	5,085,729
4.25%, 09/20/22	5,550	5,869,347
4.39%, 01/08/26	2,450	2,547,093
5.00%, 05/15/18	2,950	3,013,484
5.75%, 02/01/21	1,000	1,099,640
5.88%, 08/02/21	6,530	7,303,348
8.13%, 01/15/20	7,550	8,540,484
General Motors Co.
3.50%, 10/02/18	2,077	2,111,084
4.00%, 04/01/25	800	809,136
4.88%, 10/02/23	4,044	4,360,847
5.00%, 04/01/35	670	672,546
5.20%, 04/01/45	5,550	5,490,559
6.25%, 10/02/43	2,548	2,849,454
6.60%, 04/01/36 (Call 10/01/35)	2,568	3,006,383
6.75%, 04/01/46 (Call 10/01/45)	2,575	3,034,457
General Motors Financial Co. Inc.
2.35%, 10/04/19	1,300	1,303,588
2.65%, 04/13/20	2,950	2,972,508
3.10%, 01/15/19	3,710	3,761,940
3.15%, 01/15/20 (Call 12/15/19)	4,968	5,067,410
3.15%, 06/30/22 (Call 05/30/22)	2,750	2,765,262
3.20%, 07/13/20 (Call 06/13/20)	7,510	7,678,900
3.25%, 05/15/18	150	151,500

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.45%, 01/14/22 (Call 12/14/21)	$2,925	$2,990,198
3.45%, 04/10/22 (Call 02/10/22)	8,330	8,491,019
3.70%, 11/24/20 (Call 10/24/20)	7,630	7,922,076
3.70%, 05/09/23 (Call 03/09/23)	950	968,525
3.95%, 04/13/24 (Call 02/13/24)	1,250	1,277,638
4.00%, 01/15/25 (Call 10/15/24)	7,023	7,131,014
4.00%, 10/06/26 (Call 07/06/26)	890	892,421
4.20%, 03/01/21 (Call 02/01/21)	2,075	2,182,464
4.30%, 07/13/25 (Call 04/13/25)	6,885	7,103,943
4.35%, 01/17/27 (Call 10/17/26)	2,580	2,650,073
4.38%, 09/25/21	1,850	1,960,556
5.25%, 03/01/26 (Call 12/01/25)	2,805	3,055,262
PACCAR Financial Corp.
1.30%, 05/10/19	715	711,325
1.40%, 11/17/17	200	199,998
1.40%, 05/18/18	1,050	1,049,454
1.65%, 02/25/19	765	766,040
1.65%, 08/11/21	35	34,433
1.95%, 02/27/20	490	492,024
2.25%, 02/25/21	1,500	1,511,475
2.30%, 08/10/22	1,000	1,005,030
2.50%, 08/14/20	1,050	1,066,370
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,827	1,826,909
1.40%, 05/20/19	2,900	2,886,979
1.55%, 10/18/19	1,890	1,883,895
1.70%, 02/19/19	4,525	4,532,059
1.90%, 04/08/21	1,050	1,048,068
1.95%, 04/17/20	1,650	1,656,204
2.00%, 10/24/18	4,821	4,845,587
2.10%, 01/17/19	1,871	1,884,322
2.13%, 07/18/19	2,766	2,789,234

Security	Principal (000s)	Value
2.15%, 03/12/20	$12,940	$13,057,366
2.25%, 10/18/23	1,750	1,737,977
2.60%, 01/11/22	2,000	2,038,820
2.63%, 01/10/23	2,100	2,132,298
2.80%, 07/13/22	250	256,675
2.90%, 04/17/24	3,850	3,947,867
3.20%, 01/11/27	1,050	1,087,496
3.30%, 01/12/22	2,815	2,948,825
3.40%, 09/15/21	1,770	1,861,350
4.25%, 01/11/21	2,750	2,949,402
4.50%, 06/17/20	150	160,656

		279,051,533
AUTO PARTS & EQUIPMENT — 0.03%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	900	924,003
4.63%, 09/15/20	1,650	1,762,679
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	950	975,213
4.25%, 01/15/26 (Call 10/15/25)	935	1,005,443
4.40%, 10/01/46 (Call 04/01/46)	225	229,736
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	2,689	2,861,230
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	3,050	3,267,770
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	540	566,498
4.15%, 10/01/25 (Call 07/01/25)	1,500	1,616,160

		13,208,732
BANKS — 5.96%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	5,000	4,981,550
2.05%, 09/23/19	2,750	2,759,927
2.25%, 06/13/19	3,060	3,086,316

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.30%, 06/01/21	$2,650	$2,659,778
2.55%, 11/23/21	2,500	2,523,600
2.63%, 05/19/22	4,750	4,799,400
2.70%, 11/16/20	2,750	2,806,870
3.70%, 11/16/25	2,250	2,401,763
Banco Santander SA
3.50%, 04/11/22	600	617,718
4.25%, 04/11/27	2,200	2,293,170
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	4,226	4,202,715
2.60%, 01/15/19	3,425	3,459,284
2.63%, 10/19/20	3,504	3,553,126
2.63%, 04/19/21	2,245	2,268,842
2.65%, 04/01/19	5,294	5,357,687
3.25%, 10/21/27 (Call 10/21/26)	8,010	7,877,995
3.30%, 01/11/23	10,675	10,975,821
3.50%, 04/19/26	4,780	4,876,604
3.88%, 08/01/25	14,595	15,328,399
4.00%, 04/01/24	2,332	2,477,633
4.00%, 01/22/25	3,800	3,937,598
4.10%, 07/24/23	1,250	1,337,138
4.13%, 01/22/24	8,920	9,554,836
4.18%, 11/25/27 (Call 11/25/26)	2,250	2,329,695
4.20%, 08/26/24	13,685	14,404,968
4.25%, 10/22/26	5,805	6,093,508
4.45%, 03/03/26	1,655	1,757,875
4.88%, 04/01/44	4,795	5,461,313
5.00%, 05/13/21	5,850	6,392,646
5.00%, 01/21/44	7,430	8,603,346
5.63%, 07/01/20	9,315	10,198,807
5.65%, 05/01/18	1,905	1,952,549
5.70%, 01/24/22	7,330	8,293,015
5.88%, 01/05/21	2,990	3,334,358
5.88%, 02/07/42	3,385	4,339,841
6.11%, 01/29/37	3,030	3,787,682
6.22%, 09/15/26	600	711,102
6.75%, 06/01/28	50	62,527
6.88%, 11/15/18	563	596,262
7.63%, 06/01/19	2,650	2,902,624
7.75%, 05/14/38	3,100	4,556,690

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[e]	$1,890	$1,895,254
VRN, (3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[e]	2,500	2,512,150
VRN, (3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[e]	2,600	2,621,086
VRN, (3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[e]	3,850	3,926,345
VRN, (3 mo. LIBOR US + 1.370%)
3.59%, 07/21/28 (Call 07/21/27)[e]	2,500	2,531,150
VRN, (3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[e]	5,000	5,109,800
VRN, (3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[e]	4,700	4,841,893
VRN, (3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[e]	2,750	2,900,232
VRN, (3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[e]	6,010	6,492,843
Series L
1.95%, 05/12/18	4,200	4,210,458
2.25%, 04/21/20	7,055	7,088,441
3.95%, 04/21/25	4,605	4,748,768
4.75%, 04/21/45	270	294,073
Bank of America N.A.
2.05%, 12/07/18	5,850	5,876,149
6.00%, 10/15/36	11,601	14,821,786

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Bank of Montreal
1.50%, 07/18/19	$1,555	$1,546,914
1.90%, 08/27/21	4,820	4,786,597
2.10%, 12/12/19	960	965,808
2.10%, 06/15/20	6,100	6,128,487
2.38%, 01/25/19 (Call 12/25/18)	4,343	4,380,741
2.55%, 11/06/22 (Call 10/06/22)	2,475	2,503,462
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	250	249,683
2.10%, 01/15/19 (Call 12/15/18)	3,220	3,236,551
2.20%, 03/04/19 (Call 02/02/19)	1,350	1,359,113
2.20%, 05/15/19 (Call 04/15/19)	4,900	4,935,819
2.20%, 08/16/23 (Call 06/16/23)	3,473	3,426,184
2.30%, 09/11/19 (Call 08/11/19)	2,018	2,036,828
2.45%, 11/27/20 (Call 10/27/20)	2,120	2,150,676
2.45%, 08/17/26 (Call 05/17/26)	1,865	1,801,310
2.50%, 04/15/21 (Call 03/15/21)	2,198	2,227,102
2.60%, 08/17/20 (Call 07/17/20)	4,135	4,216,377
2.60%, 02/07/22 (Call 01/07/22)	1,950	1,982,936
2.80%, 05/04/26 (Call 02/04/26)	450	447,444
3.00%, 02/24/25 (Call 01/24/25)	1,030	1,045,007
3.00%, 10/30/28 (Call 07/30/28)	1,970	1,944,961
3.25%, 09/11/24 (Call 08/11/24)	600	619,494
3.25%, 05/16/27 (Call 02/16/27)	3,950	4,051,001

Security	Principal (000s)	Value
3.30%, 08/23/29 (Call 05/23/29)	$1,500	$1,507,200
3.40%, 05/15/24 (Call 04/15/24)	3,750	3,911,362
3.55%, 09/23/21 (Call 08/23/21)	4,270	4,488,368
3.65%, 02/04/24 (Call 01/05/24)	2,450	2,596,020
3.95%, 11/18/25 (Call 10/18/25)	1,875	2,023,444
4.15%, 02/01/21	350	373,079
4.60%, 01/15/20	2,595	2,757,655
VRN, (3 mo. LIBOR US + 0.634%)
2.66%, 05/16/23 (Call 05/16/22)[e]	2,750	2,777,225
VRN, (3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[e]	3,835	3,955,381
Series G
2.15%, 02/24/20 (Call 01/24/20)	2,550	2,572,287
Bank of Nova Scotia (The)
1.65%, 06/14/19	2,950	2,950,029
1.85%, 04/14/20	25	24,980
1.95%, 01/15/19	1,500	1,505,370
2.05%, 10/30/18	1,570	1,576,924
2.05%, 06/05/19	2,115	2,125,638
2.15%, 07/14/20	250	251,523
2.35%, 10/21/20	9,146	9,234,259
2.45%, 03/22/21	6,200	6,277,004
2.70%, 03/07/22	10,950	11,120,163
2.80%, 07/21/21	2,000	2,045,140
4.38%, 01/13/21	1,500	1,609,755
4.50%, 12/16/25	1,575	1,677,233
Bank One Corp.
7.63%, 10/15/26	4,975	6,455,610
7.75%, 07/15/25	493	624,099
8.00%, 04/29/27	600	806,262
Barclays Bank PLC
5.14%, 10/14/20	3,960	4,252,446

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Barclays PLC
2.75%, 11/08/19	$5,623	$5,695,368
2.88%, 06/08/20	8,500	8,616,620
3.20%, 08/10/21	2,250	2,297,565
3.25%, 01/12/21	5,000	5,111,950
3.65%, 03/16/25	5,568	5,605,695
3.68%, 01/10/23 (Call 01/10/22)	1,410	1,449,734
4.34%, 01/10/28 (Call 01/10/27)	3,170	3,304,313
4.38%, 09/11/24	200	205,102
4.38%, 01/12/26	9,965	10,483,878
4.84%, 05/09/28 (Call 05/07/27)	2,130	2,212,069
4.95%, 01/10/47	1,515	1,658,940
5.20%, 05/12/26	4,525	4,828,130
5.25%, 08/17/45	3,240	3,697,974
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	6,550	6,557,270
2.25%, 02/01/19 (Call 01/02/19)	1,003	1,010,563
2.45%, 01/15/20 (Call 12/15/19)	2,796	2,838,024
2.63%, 06/29/20 (Call 05/29/20)	3,180	3,245,349
2.75%, 04/01/22 (Call 03/01/22)	2,450	2,512,695
3.95%, 03/22/22 (Call 02/22/22)	1,650	1,756,310
5.25%, 11/01/19	1,351	1,443,206
6.85%, 04/30/19	2,224	2,403,544
BNP Paribas SA
2.38%, 05/21/20	1,530	1,549,278
2.40%, 12/12/18	4,898	4,942,131
2.45%, 03/17/19	3,500	3,536,995
4.25%, 10/15/24	1,950	2,054,657
5.00%, 01/15/21	8,765	9,577,866
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	2,250	2,337,548

Security	Principal (000s)	Value
BPCE SA
2.25%, 01/27/20	$5,575	$5,601,258
2.50%, 12/10/18	2,250	2,271,263
2.50%, 07/15/19	5,800	5,864,554
2.65%, 02/03/21	1,750	1,774,780
2.75%, 12/02/21	1,750	1,779,453
3.38%, 12/02/26	2,000	2,052,200
4.00%, 04/15/24	1,195	1,279,833
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	2,250	2,250,000
1.45%, 05/10/19 (Call 04/10/19)	6,240	6,213,730
2.10%, 01/15/20 (Call 12/15/19)	1,400	1,409,856
2.30%, 10/15/18 (Call 09/15/18)	1,200	1,208,928
2.63%, 01/15/22 (Call 12/15/21)	1,500	1,528,005
2.85%, 04/01/21 (Call 03/01/21)	625	641,725
3.63%, 09/16/25 (Call 08/16/25)	1,525	1,605,825
3.80%, 10/30/26 (Call 09/30/26)	1,653	1,762,842
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	2,000	1,991,760
2.55%, 06/16/22	2,500	2,523,625
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	1,261	1,269,562
3.20%, 02/05/25 (Call 01/05/25)	1,006	1,006,040
3.50%, 06/15/23	300	309,858
3.75%, 04/24/24 (Call 03/24/24)	1,270	1,319,073
3.75%, 07/28/26 (Call 06/28/26)	6,365	6,338,203
3.75%, 03/09/27 (Call 02/09/27)	3,050	3,094,499
4.20%, 10/29/25 (Call 09/29/25)	9,102	9,386,255
4.75%, 07/15/21	5,150	5,593,054

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Capital One N.A./Mclean VA
1.85%, 09/13/19 (Call 08/13/19)	$3,000	$2,985,120
2.25%, 09/13/21 (Call 08/13/21)	4,500	4,458,105
2.35%, 01/31/20 (Call 12/31/19)	1,750	1,757,140
2.40%, 09/05/19 (Call 08/05/19)	2,704	2,718,548
2.65%, 08/08/22 (Call 07/08/22)	2,000	1,996,360
2.95%, 07/23/21 (Call 06/23/21)	3,500	3,560,480
Citibank N.A.
2.00%, 03/20/19 (Call 02/20/19)	1,500	1,507,260
2.10%, 06/12/20 (Call 05/12/20)	1,110	1,115,594
Citigroup Inc.
1.75%, 05/01/18	6,100	6,099,207
1.85%, 11/24/17	2,075	2,075,934
2.05%, 12/07/18	6,850	6,871,988
2.05%, 06/07/19	2,100	2,103,969
2.35%, 08/02/21	5,450	5,442,642
2.40%, 02/18/20	5,010	5,053,286
2.45%, 01/10/20 (Call 12/10/19)	1,870	1,887,298
2.50%, 09/26/18	3,157	3,179,320
2.50%, 07/29/19	5,464	5,525,361
2.55%, 04/08/19	7,335	7,411,944
2.65%, 10/26/20	3,181	3,225,661
2.70%, 03/30/21	7,060	7,153,616
2.75%, 04/25/22 (Call 03/25/22)	3,400	3,425,602
2.90%, 12/08/21 (Call 11/08/21)	2,615	2,658,670
3.20%, 10/21/26 (Call 07/21/26)	2,150	2,127,017
3.30%, 04/27/25	3,250	3,303,950
3.38%, 03/01/23	1,720	1,773,062
3.40%, 05/01/26	3,475	3,496,927
3.50%, 05/15/23	2,478	2,541,858
3.70%, 01/12/26	5,230	5,391,712

Security	Principal (000s)	Value
3.75%, 06/16/24	$3,500	$3,678,815
3.88%, 10/25/23	2,470	2,600,120
3.88%, 03/26/25	2,205	2,261,713
4.00%, 08/05/24	2,061	2,149,067
4.05%, 07/30/22	2,275	2,397,145
4.13%, 07/25/28	4,040	4,165,119
4.30%, 11/20/26	2,800	2,931,572
4.40%, 06/10/25	4,411	4,663,000
4.45%, 09/29/27	9,948	10,522,497
4.50%, 01/14/22	6,550	7,072,952
4.60%, 03/09/26	1,450	1,549,398
4.65%, 07/30/45	2,466	2,715,263
4.75%, 05/18/46	4,810	5,168,585
5.30%, 05/06/44	5,505	6,370,166
5.50%, 09/13/25	4,250	4,801,097
5.88%, 01/30/42	1,963	2,500,980
6.00%, 10/31/33	1,000	1,217,320
6.13%, 11/21/17	7,050	7,115,776
6.13%, 05/15/18	80	82,415
6.13%, 08/25/36	508	632,526
6.63%, 01/15/28	25	30,698
6.63%, 06/15/32	365	465,079
6.68%, 09/13/43	1,005	1,366,951
8.13%, 07/15/39	12,362	19,351,969
VRN, (3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[e]	3,850	3,868,210
VRN, (3 mo. LIBOR US + 1.390%)
3.67%, 07/24/28 (Call 07/24/27)[e]	1,500	1,521,120
VRN, (3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[e]	6,250	6,458,750
VRN, (3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[e]	6,600	6,909,606
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	505	506,677

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.25%, 03/02/20 (Call 02/03/20)	$615	$617,442
2.45%, 12/04/19 (Call 11/04/19)	750	757,440
2.50%, 03/14/19 (Call 02/14/19)	665	670,945
2.55%, 05/13/21 (Call 04/13/21)	695	700,435
2.65%, 05/26/22 (Call 04/26/22)	2,135	2,149,966
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	1,945	1,941,674
4.30%, 12/03/25 (Call 11/03/25)	450	476,595
4.35%, 08/01/25 (Call 07/01/25)[d]	6,515	6,842,314
Comerica Bank
2.50%, 06/02/20	1,500	1,513,245
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	1,763	1,766,103
3.80%, 07/22/26	1,800	1,846,260
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	2,665	2,666,093
2.05%, 03/15/19	400	401,600
2.25%, 03/13/19	6,000	6,045,000
2.30%, 09/06/19	2,250	2,269,890
2.30%, 03/12/20	2,000	2,017,740
2.40%, 11/02/20	2,450	2,471,536
2.50%, 09/20/18	2,500	2,521,400
2.55%, 03/15/21	3,140	3,177,146
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	5,095	5,149,313
2.88%, 06/29/22 (Call 05/29/22)	1,000	1,004,070
3.88%, 04/10/25 (Call 03/10/25)	1,750	1,766,100
Cooperatieve Rabobank UA
3.75%, 07/21/26	3,750	3,825,825
3.88%, 02/08/22	6,985	7,453,065

Security	Principal (000s)	Value
3.95%, 11/09/22	$4,500	$4,740,390
4.38%, 08/04/25	1,740	1,850,473
4.50%, 01/11/21	3,250	3,504,215
4.63%, 12/01/23	4,000	4,348,280
5.25%, 05/24/41	3,165	3,907,952
5.25%, 08/04/45	3,950	4,674,232
5.75%, 12/01/43	4,300	5,399,467
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	4,250	4,217,190
2.25%, 01/14/19	1,500	1,512,150
2.25%, 01/14/20	1,250	1,262,138
2.50%, 01/19/21	4,080	4,137,936
2.75%, 01/10/22	2,250	2,297,115
3.38%, 05/21/25	1,500	1,559,880
Credit Suisse AG/New York NY
2.30%, 05/28/19	2,810	2,834,166
3.00%, 10/29/21	8,160	8,372,976
3.63%, 09/09/24	4,500	4,715,010
4.38%, 08/05/20	750	798,480
5.30%, 08/13/19	900	957,645
5.40%, 01/14/20	2,740	2,938,157
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	3,000	3,041,490
3.13%, 12/10/20	10,175	10,412,688
3.45%, 04/16/21	2,870	2,962,529
3.75%, 03/26/25	4,320	4,420,138
3.80%, 09/15/22	4,700	4,912,158
3.80%, 06/09/23	3,250	3,389,457
4.55%, 04/17/26	6,750	7,254,697
4.88%, 05/15/45	5,740	6,424,380
Deutsche Bank AG
2.85%, 05/10/19	5,400	5,458,158
2.95%, 08/20/20	4,350	4,406,898
3.13%, 01/13/21	3,590	3,643,096
3.38%, 05/12/21	3,000	3,070,230
4.10%, 01/13/26	2,195	2,275,227
Deutsche Bank AG/London
2.50%, 02/13/19	3,886	3,906,984
3.70%, 05/30/24	5,375	5,496,959
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	1,315	1,325,481

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.10%, 06/04/20 (Call 05/04/20)	$1,305	$1,336,738
3.45%, 07/27/26 (Call 04/27/26)	1,770	1,753,309
4.20%, 08/08/23	6,250	6,668,875
4.25%, 03/13/26	250	261,983
7.00%, 04/15/20	250	276,740
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	2,739	2,758,310
2.60%, 06/15/22 (Call 05/15/22)	1,000	1,004,810
2.88%, 07/27/20 (Call 06/27/20)	2,636	2,695,442
3.50%, 03/15/22 (Call 02/15/22)	8,850	9,247,984
4.30%, 01/16/24 (Call 12/16/23)	263	281,626
8.25%, 03/01/38	1,470	2,264,961
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	1,085	1,079,911
2.25%, 06/14/21 (Call 05/14/21)	1,475	1,480,797
2.30%, 03/15/19 (Call 02/15/19)	2,170	2,189,790
2.38%, 04/25/19 (Call 03/25/19)	750	757,845
2.88%, 10/01/21 (Call 09/01/21)	3,625	3,711,529
3.85%, 03/15/26 (Call 02/15/26)	5,300	5,531,133
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	1,880	1,888,686
2.50%, 06/06/22 (Call 05/06/22)	4,500	4,507,560
4.38%, 08/01/46 (Call 02/01/46)	2,000	1,996,020
4.63%, 02/13/47	1,750	1,817,725
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,500	1,518,915

Security	Principal (000s)	Value
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26	$1,000	$1,048,140
Goldman Sachs Capital I
6.35%, 02/15/34	6,346	7,945,890
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	835	835,543
2.00%, 04/25/19 (Call 03/25/19)	3,000	3,004,440
2.30%, 12/13/19 (Call 11/13/19)	935	941,162
2.35%, 11/15/21 (Call 11/15/20)	5,996	5,958,705
2.55%, 10/23/19	10,620	10,746,697
2.60%, 04/23/20 (Call 03/23/20)	6,955	7,041,381
2.60%, 12/27/20 (Call 12/27/19)	4,750	4,797,262
2.63%, 01/31/19	8,660	8,750,497
2.63%, 04/25/21 (Call 03/25/21)	1,255	1,265,027
2.75%, 09/15/20 (Call 08/15/20)	7,735	7,864,871
2.88%, 02/25/21 (Call 01/25/21)	2,295	2,335,576
3.00%, 04/26/22 (Call 04/26/21)	6,485	6,588,241
3.50%, 01/23/25 (Call 10/23/24)	3,350	3,413,516
3.50%, 11/16/26 (Call 11/16/25)	4,520	4,547,075
3.63%, 01/22/23	7,420	7,712,571
3.75%, 05/22/25 (Call 02/22/25)	10,364	10,685,906
3.75%, 02/25/26 (Call 11/25/25)	3,530	3,641,442
3.85%, 07/08/24 (Call 04/08/24)	10,050	10,535,917
3.85%, 01/26/27 (Call 01/26/26)	5,295	5,452,050
4.00%, 03/03/24	4,181	4,426,968
4.25%, 10/21/25	7,638	7,996,604

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 10/21/45 (Call 04/21/45)	$3,525	$3,931,538
4.80%, 07/08/44 (Call 01/08/44)	5,826	6,534,325
5.15%, 05/22/45	3,300	3,754,707
5.25%, 07/27/21	4,162	4,584,984
5.38%, 03/15/20	8,975	9,690,487
5.75%, 01/24/22	10,009	11,296,057
5.95%, 01/15/27	2,981	3,506,133
6.00%, 06/15/20	6,472	7,137,580
6.13%, 02/15/33	6,007	7,557,106
6.25%, 02/01/41	8,527	11,323,174
6.45%, 05/01/36	500	638,025
6.75%, 10/01/37	14,708	19,328,812
7.50%, 02/15/19	2,508	2,706,709
VRN, (3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[e]	2,750	2,759,625
VRN, (3 mo. LIBOR US + 1.510%)
3.69%, 06/05/28 (Call 06/05/27)[e]	5,000	5,078,000
HSBC Bank USA N.A.
4.88%, 08/24/20	4,500	4,854,825
7.00%, 01/15/39	1,250	1,783,650
HSBC Bank USA N.A./New York NY
5.88%, 11/01/34	3,000	3,761,400
HSBC Holdings PLC
2.65%, 01/05/22	3,025	3,042,999
2.95%, 05/25/21	2,500	2,552,850
3.40%, 03/08/21	3,605	3,735,321
3.60%, 05/25/23	4,300	4,494,489
3.90%, 05/25/26	4,300	4,509,969
4.00%, 03/30/22	8,361	8,888,579
4.25%, 03/14/24	11,200	11,778,704
4.25%, 08/18/25	3,700	3,862,615
4.30%, 03/08/26	3,915	4,218,843
4.38%, 11/23/26	1,380	1,450,918
5.10%, 04/05/21	6,814	7,463,647
5.25%, 03/14/44	2,900	3,347,702
6.10%, 01/14/42	3,375	4,513,927

Security	Principal (000s)	Value
6.50%, 05/02/36	$4,506	$5,835,811
6.50%, 09/15/37	10,000	13,075,800
6.80%, 06/01/38	2,150	2,905,875
7.63%, 05/17/32	675	919,944
VRN, (3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[e]	3,580	3,670,288
VRN, (3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[e]	1,890	1,985,558
HSBC USA Inc.
2.25%, 06/23/19	2,100	2,114,700
2.35%, 03/05/20	6,410	6,470,959
2.38%, 11/13/19	2,370	2,393,392
2.63%, 09/24/18	400	404,072
2.75%, 08/07/20	7,605	7,764,477
3.50%, 06/23/24	8,500	8,836,005
5.00%, 09/27/20	3,030	3,267,431
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	3,450	3,424,608
3.15%, 03/14/21 (Call 02/14/21)	2,520	2,593,760
Huntington National Bank (The)
2.20%, 11/06/18 (Call 10/06/18)	1,000	1,004,640
2.20%, 04/01/19 (Call 03/01/19)	4,750	4,772,372
2.38%, 03/10/20 (Call 02/10/20)	950	958,484
2.40%, 04/01/20 (Call 03/01/20)	750	756,495
2.50%, 08/07/22 (Call 07/07/22)	2,000	2,000,020
2.88%, 08/20/20 (Call 07/20/20)	1,250	1,276,925
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	7,000	7,129,080
ING Groep NV
3.15%, 03/29/22	1,500	1,536,090
3.95%, 03/29/27	5,800	6,086,172

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Intesa Sanpaolo SpA
3.88%, 01/15/19	$6,700	$6,846,998
5.25%, 01/12/24	2,387	2,647,637
JPMorgan Chase & Co.
1.63%, 05/15/18	2,435	2,435,609
1.85%, 03/22/19 (Call 02/22/19)	3,700	3,705,217
2.20%, 10/22/19	7,659	7,735,130
2.25%, 01/23/20 (Call 12/23/19)	6,162	6,214,377
2.30%, 08/15/21 (Call 08/15/20)	1,000	1,002,420
2.35%, 01/28/19	3,760	3,795,419
2.40%, 06/07/21 (Call 05/07/21)	600	604,872
2.55%, 10/29/20 (Call 09/29/20)	6,700	6,797,083
2.55%, 03/01/21 (Call 02/01/21)	4,125	4,177,635
2.70%, 05/18/23 (Call 03/18/23)	3,400	3,409,894
2.75%, 06/23/20 (Call 05/23/20)	12,850	13,112,654
2.95%, 10/01/26 (Call 07/01/26)	6,450	6,349,122
2.97%, 01/15/23 (Call 01/15/22)	5,250	5,342,400
3.13%, 01/23/25 (Call 10/23/24)	3,583	3,620,836
3.20%, 01/25/23	5,820	5,988,780
3.20%, 06/15/26 (Call 03/15/26)	1,100	1,100,418
3.25%, 09/23/22	7,646	7,911,698
3.30%, 04/01/26 (Call 01/01/26)	11,889	11,994,931
3.38%, 05/01/23	2,700	2,770,767
3.63%, 05/13/24	3,900	4,089,306
3.63%, 12/01/27 (Call 12/01/26)	3,456	3,486,828
3.88%, 02/01/24	6,100	6,487,472
3.88%, 09/10/24	6,800	7,116,064
3.90%, 07/15/25 (Call 04/15/25)	5,269	5,586,036

Security	Principal (000s)	Value
4.13%, 12/15/26	$3,949	$4,148,898
4.25%, 10/15/20	7,345	7,822,425
4.25%, 10/01/27	10,321	10,969,675
4.35%, 08/15/21	4,120	4,441,442
4.50%, 01/24/22	14,005	15,221,614
4.63%, 05/10/21	1,189	1,289,352
4.85%, 02/01/44	10,050	11,604,232
4.95%, 03/25/20	1,250	1,341,438
4.95%, 06/01/45	5,160	5,847,518
5.40%, 01/06/42	2,782	3,405,808
5.50%, 10/15/40	4,071	5,024,225
5.60%, 07/15/41	2,765	3,458,185
5.63%, 08/16/43	5,721	6,985,741
6.00%, 01/15/18	275	279,307
6.30%, 04/23/19	18,416	19,738,637
6.40%, 05/15/38	1,658	2,237,570
VRN, (3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[e]	1,820	1,834,469
VRN, (3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[e]	250	254,368
VRN, (3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[e]	6,000	6,215,460
VRN, (3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[e]	2,200	2,219,536
VRN, (3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[e]	2,450	2,495,031
VRN, (3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48 (Call 07/24/47)[e]	2,600	2,640,690
VRN, (3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[e]	750	792,510

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	$2,500	$2,496,000
1.65%, 09/23/19 (Call 08/23/19)	2,460	2,457,122
6.00%, 10/01/17	4,450	4,463,394
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	325	323,440
2.25%, 03/16/20	2,550	2,570,068
2.35%, 03/08/19	2,500	2,521,225
2.40%, 06/09/22	2,000	2,010,160
2.50%, 11/22/21	2,435	2,460,762
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	9,716	9,784,789
2.90%, 09/15/20	1,847	1,890,977
5.10%, 03/24/21	3,100	3,403,831
KfW
0.00%, 04/18/36	4,500	2,649,510
0.00%, 06/29/37	2,000	1,140,180
1.00%, 09/07/18	4,335	4,318,224
1.00%, 07/15/19	9,870	9,782,157
1.13%, 11/16/18	25,700	25,615,961
1.25%, 09/30/19	10,105	10,050,433
1.50%, 02/06/19	8,950	8,957,160
1.50%, 04/20/20	2,850	2,845,440
1.50%, 06/15/21	14,650	14,517,857
1.63%, 05/29/20	8,760	8,771,651
1.63%, 03/15/21	18,000	17,954,820
1.75%, 10/15/19	1,000	1,004,750
1.75%, 03/31/20	6,500	6,533,735
1.88%, 04/01/19	16,550	16,658,402
1.88%, 06/30/20	5,250	5,291,055
1.88%, 11/30/20	2,000	2,012,520
2.00%, 11/30/21	5,000	5,039,300
2.00%, 10/04/22	2,750	2,761,880
2.00%, 05/02/25[d]	31,300	30,945,997
2.13%, 03/07/22	4,800	4,857,984
2.13%, 06/15/22	7,350	7,430,923
2.13%, 01/17/23	14,200	14,323,966
2.38%, 08/25/21[d]	3,800	3,887,400
2.50%, 11/20/24	20,000	20,472,200
2.63%, 01/25/22	7,600	7,855,740

Security	Principal (000s)	Value
2.75%, 09/08/20	$14,653	$15,128,929
2.75%, 10/01/20	2,400	2,478,816
4.00%, 01/27/20	5,900	6,239,899
4.88%, 06/17/19	6,070	6,429,101
Korea Development Bank (The)
1.38%, 09/12/19	200	197,014
2.50%, 03/11/20	3,500	3,512,950
3.00%, 03/17/19	500	507,035
3.00%, 01/13/26	3,500	3,504,550
3.38%, 09/16/25	1,000	1,030,490
3.75%, 01/22/24	1,100	1,157,992
4.63%, 11/16/21	4,000	4,334,880
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	400	398,628
1.75%, 07/27/26	6,400	6,119,680
1.88%, 09/17/18	1,000	1,005,120
2.00%, 01/13/25	4,513	4,462,003
2.38%, 06/10/25[d]	3,275	3,316,887
Lloyds Bank PLC
2.70%, 08/17/20	2,850	2,903,865
6.38%, 01/21/21	163	184,604
Lloyds Banking Group PLC
3.00%, 01/11/22	6,500	6,574,295
3.10%, 07/06/21	2,980	3,040,494
3.75%, 01/11/27	3,015	3,074,998
4.50%, 11/04/24	2,955	3,113,358
4.58%, 12/10/25	250	263,828
4.65%, 03/24/26	5,365	5,689,314
5.30%, 12/01/45	1,675	1,966,366
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	1,010	1,011,747
2.10%, 02/06/20 (Call 01/06/20)	5,000	5,018,450
2.25%, 07/25/19 (Call 06/25/19)	3,000	3,021,570
2.30%, 01/30/19 (Call 12/30/18)	2,400	2,417,040
2.50%, 05/18/22 (Call 04/18/22)	1,750	1,764,683
2.90%, 02/06/25 (Call 01/06/25)	1,250	1,255,313
3.40%, 08/17/27	1,200	1,218,888

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	$2,000	$1,987,540
2.53%, 09/13/23	580	575,505
2.67%, 07/25/22	2,000	2,010,880
2.76%, 09/13/26	1,500	1,464,390
2.95%, 03/01/21	6,450	6,589,771
3.00%, 02/22/22	455	465,374
3.29%, 07/25/27	2,000	2,018,280
3.68%, 02/22/27	1,750	1,832,653
3.85%, 03/01/26	11,290	11,924,724
Mizuho Financial Group Inc.
2.27%, 09/13/21	2,000	1,983,700
2.84%, 09/13/26	1,310	1,283,604
2.95%, 02/28/22	1,445	1,465,635
3.66%, 02/28/27	2,270	2,374,011
Morgan Stanley
2.20%, 12/07/18	1,405	1,413,332
2.38%, 07/23/19	6,809	6,856,799
2.45%, 02/01/19	2,440	2,459,227
2.50%, 01/24/19	18,863	19,037,105
2.50%, 04/21/21	9,609	9,666,846
2.63%, 11/17/21	2,065	2,082,367
2.65%, 01/27/20	6,548	6,647,071
2.75%, 05/19/22	5,500	5,544,110
2.80%, 06/16/20	7,005	7,133,542
3.13%, 07/27/26	8,535	8,428,142
3.63%, 01/20/27	3,450	3,530,074
3.70%, 10/23/24	5,100	5,309,049
3.75%, 02/25/23	4,038	4,233,278
3.88%, 01/27/26	4,464	4,664,925
3.95%, 04/23/27	6,470	6,598,753
4.00%, 07/23/25	6,339	6,682,067
4.10%, 05/22/23	2,315	2,431,954
4.30%, 01/27/45	4,230	4,418,193
4.35%, 09/08/26	4,533	4,761,916
4.38%, 01/22/47	6,760	7,147,889
4.88%, 11/01/22	9,531	10,396,415
5.00%, 11/24/25	3,780	4,160,419
5.50%, 01/26/20	3,500	3,776,465
5.50%, 07/24/20	6,390	6,984,142
5.50%, 07/28/21	4,027	4,479,756
5.63%, 09/23/19	9,150	9,807,793

Security	Principal (000s)	Value
5.75%, 01/25/21	$4,685	$5,202,411
6.25%, 08/09/26	2,401	2,905,762
6.38%, 07/24/42	8,734	11,819,460
7.25%, 04/01/32	1,165	1,612,500
7.30%, 05/13/19	5,865	6,381,882
VRN, (3 mo. LIBOR US + 1.340%)
3.59%, 07/22/28 (Call 07/22/27)[e]	2,250	2,277,270
VRN, (3 mo. LIBOR US + 1.455%)
3.97%, 07/22/38 (Call 07/22/37)[e]	2,350	2,374,182
Series F
3.88%, 04/29/24	13,700	14,413,359
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	563	565,252
3.00%, 02/10/25 (Call 01/10/25)	3,150	3,136,770
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	8,000	8,070,240
National Australia Bank Ltd./New York
1.38%, 07/12/19	1,250	1,240,913
1.88%, 07/12/21	300	295,785
2.00%, 01/14/19	350	351,397
2.25%, 01/10/20	2,000	2,013,740
2.50%, 05/22/22	5,000	5,015,100
2.50%, 07/12/26	3,850	3,714,711
2.63%, 07/23/20	3,500	3,563,875
2.63%, 01/14/21	1,600	1,622,864
2.80%, 01/10/22	2,000	2,039,080
3.00%, 01/20/23	2,850	2,915,379
3.38%, 01/14/26	1,110	1,144,654
National Bank of Canada
2.10%, 12/14/18	4,000	4,014,000
2.15%, 06/12/20 (Call 05/12/20)	1,000	1,002,740
National City Corp.
6.88%, 05/15/19	225	243,083

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Northern Trust Corp.
2.38%, 08/02/22	$1,700	$1,713,413
3.38%, 08/23/21	1,949	2,038,537
3.45%, 11/04/20	250	261,228
3.95%, 10/30/25	2,600	2,791,594
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	6,200	6,189,212
1.38%, 02/10/20	7,400	7,362,630
1.50%, 10/21/20	6,920	6,876,819
1.75%, 01/24/20	715	717,874
2.38%, 10/01/21[d]	3,350	3,419,278
PNC Bank N.A.
1.50%, 10/18/17 (Call 10/02/17)[f]	1,000	1,000,030
1.80%, 11/05/18 (Call 10/06/18)[f]	10,000	10,019,200
2.15%, 04/29/21 (Call 03/30/21)[f]	3,190	3,197,688
2.20%, 01/28/19 (Call 12/29/18)[f]	3,050	3,068,910
2.25%, 07/02/19 (Call 06/02/19)[f]	3,900	3,930,966
2.30%, 06/01/20 (Call 05/02/20)[f]	2,250	2,272,568
2.40%, 10/18/19 (Call 09/18/19)[f]	500	505,800
2.45%, 11/05/20 (Call 10/06/20)[f]	300	304,188
2.45%, 07/28/22 (Call 06/28/22)[f]	250	251,703
2.55%, 12/09/21 (Call 11/09/21)[f]	250	253,300
2.60%, 07/21/20 (Call 06/21/20)[f]	350	356,146
2.70%, 11/01/22 (Call 10/01/22)[f]	4,085	4,122,459
2.95%, 01/30/23 (Call 12/30/22)[f]	500	509,920
2.95%, 02/23/25 (Call 01/24/25)[f]	250	252,938
3.25%, 06/01/25 (Call 05/02/25)[f]	750	772,335

Security	Principal (000s)	Value
3.30%, 10/30/24 (Call 09/30/24)[f]	$1,500	$1,553,730
3.80%, 07/25/23 (Call 06/25/23)[f]	6,750	7,179,232
4.20%, 11/01/25 (Call 10/02/25)[f]	500	544,850
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[f]	2,750	2,921,462
4.38%, 08/11/20[f]	2,762	2,949,291
6.70%, 06/10/19[f]	1,163	1,259,762
RBC USA Holdco Corp.
5.25%, 09/15/20	5,025	5,466,949
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	5,250	5,265,802
6.45%, 06/26/37	1,500	1,857,630
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	1,500	1,509,810
3.20%, 02/08/21 (Call 01/08/21)	1,750	1,797,600
7.38%, 12/10/37	1,800	2,419,092
Royal Bank of Canada
1.40%, 10/13/17	542	542,022
1.50%, 07/29/19	5,100	5,076,030
1.63%, 04/15/19	2,650	2,645,018
2.00%, 12/10/18	6,564	6,594,523
2.13%, 03/02/20	5,750	5,788,007
2.15%, 03/15/19	1,400	1,410,262
2.15%, 03/06/20	5,200	5,233,904
2.35%, 10/30/20	1,353	1,366,259
2.50%, 01/19/21	3,000	3,045,900
2.75%, 02/01/22	5,500	5,637,060
4.65%, 01/27/26	1,550	1,680,045
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	5,670	5,802,394
4.80%, 04/05/26	4,650	4,990,101
VRN, (3 mo. LIBOR US + 1.480%)
3.50%, 05/15/23 (Call 05/15/22)[e]	325	328,257

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	$600	$654,480
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	2,300	2,311,891
2.70%, 05/24/19 (Call 04/24/19)	2,550	2,571,981
3.70%, 03/28/22 (Call 02/28/22)[c]	2,250	2,295,945
4.40%, 07/13/27 (Call 04/13/27)[c]	1,970	2,023,170
4.50%, 07/17/25 (Call 04/17/25)	2,025	2,122,301
Santander Issuances SAU
5.18%, 11/19/25	5,400	5,816,070
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,525	2,568,127
2.88%, 08/05/21	1,250	1,260,188
3.13%, 01/08/21	4,860	4,969,836
3.57%, 01/10/23 (Call 01/10/22)	915	938,424
Santander UK PLC
2.35%, 09/10/19	1,180	1,189,936
2.38%, 03/16/20	3,801	3,840,226
2.50%, 03/14/19	3,000	3,030,630
4.00%, 03/13/24	3,979	4,241,893
Shinhan Bank Co. Ltd.
3.88%, 03/24/26[c]	300	305,982
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	1,000	991,760
1.88%, 09/13/21	2,500	2,468,850
2.30%, 03/11/20	2,500	2,520,650
2.63%, 03/15/21	2,100	2,133,411
2.80%, 03/11/22	2,750	2,810,582
Societe Generale SA
2.75%, 10/12/17	3,500	3,504,620
State Street Bank & Trust Co.
5.25%, 10/15/18	25	25,912
State Street Corp.
1.95%, 05/19/21	620	620,434

Security	Principal (000s)	Value
2.55%, 08/18/20	$1,820	$1,856,473
2.65%, 05/19/26	1,405	1,386,665
3.10%, 05/15/23	2,987	3,071,204
3.30%, 12/16/24	4,195	4,383,649
3.55%, 08/18/25	2,305	2,444,383
3.70%, 11/20/23	2,315	2,490,662
4.38%, 03/07/21	1,650	1,778,040
VRN, (3 mo. LIBOR US + 0.635%)
2.65%, 05/15/23 (Call 05/15/22)[e]	550	556,331
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	1,250	1,257,475
2.45%, 01/10/19	250	252,030
2.45%, 01/16/20	10,250	10,368,900
2.45%, 10/20/20	1,000	1,007,420
2.65%, 07/23/20	250	253,925
3.65%, 07/23/25	3,000	3,163,350
3.95%, 01/10/24	3,000	3,212,760
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,600	4,554,276
2.44%, 10/19/21	1,000	1,002,800
2.63%, 07/14/26	2,950	2,850,791
2.85%, 01/11/22	2,145	2,180,371
2.93%, 03/09/21	10,050	10,271,904
3.01%, 10/19/26[d]	1,870	1,859,790
3.78%, 03/09/26	4,260	4,487,058
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	820	825,765
2.45%, 08/01/22 (Call 07/01/22)	2,750	2,760,945
3.30%, 05/15/26 (Call 04/15/26)	1,000	999,350
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	1,144	1,150,910
2.50%, 05/01/19 (Call 04/01/19)	120	121,241
2.70%, 01/27/22 (Call 12/27/21)	3,050	3,086,325

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.90%, 03/03/21 (Call 02/03/21)	$4,375	$4,472,431
6.00%, 09/11/17	3,248	3,250,014
SVB Financial Group
3.50%, 01/29/25	1,925	1,944,693
Svenska Handelsbanken AB
1.50%, 09/06/19	1,250	1,242,425
1.88%, 09/07/21	2,250	2,225,903
2.25%, 06/17/19	1,250	1,260,813
2.40%, 10/01/20	6,500	6,583,525
2.45%, 03/30/21	2,910	2,945,386
2.50%, 01/25/19	2,750	2,780,030
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	500	500,905
Toronto-Dominion Bank (The)
1.45%, 09/06/18	1,549	1,547,281
1.45%, 08/13/19	1,500	1,491,990
1.80%, 07/13/21	4,574	4,530,638
1.95%, 01/22/19	3,100	3,112,400
2.13%, 07/02/19	4,729	4,765,933
2.13%, 04/07/21	1,725	1,730,762
2.25%, 11/05/19	5,440	5,489,014
2.50%, 12/14/20	4,360	4,432,420
2.63%, 09/10/18	2,100	2,122,344
VRN, (5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)[e]	1,200	1,200,012
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	3,851	3,884,003
2.35%, 01/29/21 (Call 12/29/20)	5,500	5,565,725
2.63%, 01/24/22 (Call 12/23/21)	2,500	2,548,825
2.95%, 07/15/22 (Call 06/15/22)	3,115	3,199,261
3.00%, 03/15/22 (Call 02/15/22)	4,750	4,922,045
3.70%, 01/30/24 (Call 12/29/23)	2,550	2,714,424

Security	Principal (000s)	Value
4.13%, 05/24/21 (Call 04/23/21)	$1,874	$2,010,165
Series F
3.60%, 09/11/24 (Call 08/11/24)	3,365	3,533,452
Series X
3.15%, 04/27/27 (Call 03/27/27)	2,250	2,287,463
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	9,011	9,083,088
2.80%, 01/27/25 (Call 12/27/24)	1,600	1,608,128
UBS AG/Stamford CT
2.35%, 03/26/20	2,190	2,210,367
2.38%, 08/14/19	14,700	14,850,822
4.88%, 08/04/20	2,250	2,429,573
Wachovia Corp.
5.50%, 08/01/35	5,215	6,194,638
5.75%, 02/01/18	80	81,344
6.55%, 10/15/35	100	126,492
7.50%, 04/15/35	50	69,417
7.57%, 08/01/26[b]	100	129,358
Wells Fargo & Co.
2.10%, 07/26/21	8,679	8,648,710
2.13%, 04/22/19	6,850	6,891,990
2.15%, 01/15/19	8,621	8,675,916
2.50%, 03/04/21	7,305	7,382,068
2.55%, 12/07/20	1,460	1,479,652
2.60%, 07/22/20	1,550	1,573,173
2.63%, 07/22/22	7,150	7,193,901
3.00%, 01/22/21	3,945	4,056,131
3.00%, 02/19/25	5,290	5,300,263
3.00%, 04/22/26	3,830	3,791,164
3.00%, 10/23/26	2,015	1,992,231
3.07%, 01/24/23 (Call 01/24/22)	4,750	4,855,402
3.30%, 09/09/24	6,228	6,393,167
3.50%, 03/08/22	10,157	10,629,504
3.55%, 09/29/25	12,992	13,455,944
3.90%, 05/01/45	6,712	6,801,605
4.10%, 06/03/26	7,293	7,659,400
4.13%, 08/15/23	5,320	5,669,098
4.30%, 07/22/27	12,258	13,092,770

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.40%, 06/14/46	$3,604	$3,731,185
4.48%, 01/16/24	2,150	2,331,331
4.60%, 04/01/21	9,220	9,970,877
4.65%, 11/04/44	5,028	5,351,150
4.75%, 12/07/46	2,456	2,673,037
4.90%, 11/17/45	5,664	6,267,499
5.38%, 02/07/35	25	30,236
5.38%, 11/02/43	2,528	2,952,527
5.61%, 01/15/44	8,560	10,314,886
VRN, (3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[e]	6,180	6,316,887
Series M
3.45%, 02/13/23	2,630	2,707,979
Series N
2.15%, 01/30/20	4,551	4,573,072
Wells Fargo Bank N.A.
1.75%, 05/24/19	3,975	3,976,510
2.15%, 12/06/19	3,750	3,779,925
5.85%, 02/01/37	250	314,105
5.95%, 08/26/36	1,108	1,411,492
6.00%, 11/15/17	1,500	1,512,795
Wells Fargo Capital X
5.95%, 12/01/86	6,886	7,785,312
Westpac Banking Corp.
1.55%, 05/25/18	3,100	3,100,465
1.60%, 08/19/19	1,750	1,741,635
1.65%, 05/13/19	1,265	1,262,179
1.95%, 11/23/18	3,400	3,409,656
2.00%, 08/19/21	1,500	1,490,310
2.10%, 05/13/21	3,150	3,146,157
2.15%, 03/06/20	3,700	3,723,236
2.25%, 01/17/19	7,265	7,314,765
2.30%, 05/26/20	3,000	3,028,320
2.50%, 06/28/22	2,500	2,513,400
2.60%, 11/23/20	3,326	3,380,014
2.70%, 08/19/26	2,600	2,546,778
2.80%, 01/11/22	2,500	2,557,700
2.85%, 05/13/26	2,550	2,532,940
3.35%, 03/08/27	5,650	5,804,640
4.88%, 11/19/19	1,940	2,063,694

Security	Principal (000s)	Value
VRN, (5 year USD ICE Swap + 2.236%)
4.32%, 11/23/31 (Call 11/23/26)[e]	$4,450	$4,620,123

		2,992,903,450
BEVERAGES — 0.78%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	5,578	5,592,949
2.15%, 02/01/19	1,070	1,077,330
2.63%, 01/17/23	2,408	2,422,665
2.65%, 02/01/21 (Call 01/01/21)	36,682	37,418,575
3.30%, 02/01/23 (Call 12/01/22)	14,735	15,305,244
3.65%, 02/01/26 (Call 11/01/25)	25,572	26,613,803
3.70%, 02/01/24	1,515	1,605,521
4.00%, 01/17/43	713	713,713
4.63%, 02/01/44	7,234	7,948,502
4.70%, 02/01/36 (Call 08/01/35)	15,445	17,195,073
4.90%, 02/01/46 (Call 08/01/45)	28,957	32,901,233
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	6,529	6,596,706
3.75%, 07/15/42	3,040	2,956,035
4.38%, 02/15/21	4,325	4,655,300
4.44%, 10/06/48 (Call 04/06/48)	914	978,218
5.00%, 04/15/20	202	218,219
5.38%, 01/15/20	4,568	4,941,525
6.88%, 11/15/19	700	774,676
7.75%, 01/15/19	8,198	8,854,168
8.00%, 11/15/39	2,025	3,152,520
8.20%, 01/15/39	1,685	2,677,313
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	4,950	5,100,777
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,732,622

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.75%, 01/15/43 (Call 07/15/42)	$295	$286,781
4.50%, 07/15/45 (Call 01/15/45)	1,046	1,143,759
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	3,075	3,194,525
Coca-Cola Co. (The)
0.88%, 10/27/17	346	345,779
1.38%, 05/30/19	3,950	3,946,405
1.55%, 09/01/21	2,250	2,221,470
1.65%, 11/01/18	7,300	7,317,155
1.88%, 10/27/20	4,204	4,220,606
2.20%, 05/25/22	2,695	2,717,638
2.25%, 09/01/26	1,150	1,106,599
2.45%, 11/01/20	4,065	4,147,885
2.50%, 04/01/23	600	608,082
2.55%, 06/01/26	1,900	1,880,696
2.88%, 10/27/25	4,832	4,912,356
2.90%, 05/25/27	2,550	2,576,112
3.15%, 11/15/20	6,197	6,456,406
3.20%, 11/01/23	3,506	3,670,817
3.30%, 09/01/21	2,700	2,844,477
Coca-Cola European Partners US LLC
3.25%, 08/19/21 (Call 05/19/21)	1,000	1,030,570
4.50%, 09/01/21 (Call 06/01/21)	1,784	1,915,927
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	2,288	2,305,366
5.25%, 11/26/43	1,250	1,462,325
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	750	765,120
3.70%, 12/06/26 (Call 09/06/26)	6,850	7,087,489
4.25%, 05/01/23	2,736	2,953,211
4.50%, 05/09/47 (Call 11/09/46)	1,750	1,834,297
6.00%, 05/01/22	1,280	1,470,707
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	3,228	3,286,588

Security	Principal (000s)	Value
3.88%, 04/29/43 (Call 10/29/42)	$1,180	$1,219,624
4.83%, 07/15/20	1,425	1,541,080
5.75%, 10/23/17	1,003	1,008,597
5.88%, 09/30/36	1,315	1,720,296
Diageo Investment Corp.
2.88%, 05/11/22	675	695,871
4.25%, 05/11/42	1,927	2,092,433
7.45%, 04/15/35	775	1,147,767
Dr Pepper Snapple Group Inc.
2.53%, 11/15/21 (Call 10/15/21)	850	858,492
2.55%, 09/15/26 (Call 06/15/26)	3,290	3,149,254
2.60%, 01/15/19	1,750	1,766,590
3.13%, 12/15/23 (Call 10/15/23)	1,500	1,545,435
3.20%, 11/15/21 (Call 08/15/21)	2,250	2,322,832
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,230,588
3.43%, 06/15/27 (Call 03/15/27)[c]	1,500	1,531,995
3.43%, 06/15/27 (Call 03/15/27)	1,450	1,482,016
4.42%, 12/15/46 (Call 06/15/46)	1,460	1,554,272
4.50%, 11/15/45 (Call 05/15/45)[c]	1,650	1,783,072
4.50%, 11/15/45 (Call 05/15/45)	425	459,812
Molson Coors Brewing Co.
1.45%, 07/15/19	2,805	2,779,783
1.90%, 03/15/19[c]	800	799,648
2.10%, 07/15/21 (Call 06/15/21)	730	721,780
2.25%, 03/15/20 (Call 02/15/20)[c]	1,290	1,295,483
3.00%, 07/15/26 (Call 04/15/26)	4,610	4,518,077
3.50%, 05/01/22	3,375	3,516,379
4.20%, 07/15/46 (Call 01/15/46)	3,525	3,522,744
5.00%, 05/01/42	2,255	2,503,907

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Pepsi-Cola Metropolitan Bottling Co. Inc.
5.50%, 05/15/35	$25	$30,786
Series B
7.00%, 03/01/29	6,031	8,284,182
PepsiCo Inc.
1.35%, 10/04/19	500	497,695
1.50%, 02/22/19	2,590	2,590,052
1.55%, 05/02/19	1,500	1,501,170
1.85%, 04/30/20 (Call 03/30/20)	1,375	1,380,527
2.15%, 10/14/20 (Call 09/14/20)	1,950	1,971,040
2.25%, 01/07/19 (Call 12/07/18)	3,985	4,023,057
2.25%, 05/02/22 (Call 04/02/22)	2,625	2,645,344
2.38%, 10/06/26 (Call 07/06/26)	2,850	2,763,303
2.75%, 03/05/22	3,797	3,925,453
2.75%, 03/01/23	2,358	2,425,840
2.75%, 04/30/25 (Call 01/30/25)	3,910	3,954,457
2.85%, 02/24/26 (Call 11/24/25)	1,385	1,397,105
3.00%, 08/25/21	4,275	4,456,132
3.10%, 07/17/22 (Call 05/17/22)	1,745	1,823,281
3.13%, 11/01/20	1,500	1,559,625
3.45%, 10/06/46 (Call 04/06/46)	2,600	2,485,834
3.50%, 07/17/25 (Call 04/17/25)	1,180	1,247,496
3.60%, 03/01/24 (Call 12/01/23)	10,911	11,659,604
3.60%, 08/13/42	417	410,199
4.00%, 03/05/42	1,468	1,532,519
4.00%, 05/02/47 (Call 11/02/46)	2,500	2,623,200
4.25%, 10/22/44 (Call 04/22/44)	405	437,805
4.45%, 04/14/46 (Call 10/14/45)	3,745	4,199,268

Security	Principal (000s)	Value
4.60%, 07/17/45 (Call 01/17/45)	$2,039	$2,319,301
4.88%, 11/01/40	700	818,713
5.50%, 01/15/40	347	439,181
Series 1
1.00%, 10/13/17	625	624,813

		389,936,644
BIOTECHNOLOGY — 0.40%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	1,030	1,015,817
1.90%, 05/10/19	1,600	1,601,600
2.13%, 05/01/20 (Call 04/01/20)	200	201,032
2.20%, 05/22/19 (Call 04/22/19)	3,325	3,344,285
2.20%, 05/11/20	2,470	2,487,265
2.25%, 08/19/23 (Call 06/19/23)	1,650	1,618,485
2.60%, 08/19/26 (Call 05/19/26)	4,495	4,326,707
2.65%, 05/11/22 (Call 04/11/22)	1,560	1,573,166
2.70%, 05/01/22 (Call 03/01/22)	400	404,556
3.13%, 05/01/25 (Call 02/01/25)	2,350	2,379,446
3.45%, 10/01/20	1,180	1,228,899
3.63%, 05/15/22 (Call 02/15/22)	6,850	7,187,568
3.63%, 05/22/24 (Call 02/22/24)	4,964	5,214,533
3.88%, 11/15/21 (Call 08/15/21)	250	264,958
4.10%, 06/15/21 (Call 03/15/21)	1,550	1,650,177
4.40%, 05/01/45 (Call 11/01/44)	4,450	4,664,223
4.50%, 03/15/20	250	265,725
4.56%, 06/15/48 (Call 12/15/47)	3,378	3,603,786
4.66%, 06/15/51 (Call 12/15/50)	16,367	17,727,752

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.95%, 10/01/41	$155	$173,020
5.70%, 02/01/19	7,037	7,423,613
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	3,555	3,615,968
3.60%, 06/23/22 (Call 04/23/22)	540	560,536
4.00%, 06/23/25 (Call 03/23/25)	7,883	8,302,770
5.25%, 06/23/45 (Call 12/23/44)	3,113	3,607,842
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,800	1,942,290
Biogen Inc.
2.90%, 09/15/20	2,823	2,888,719
3.63%, 09/15/22	2,450	2,575,881
4.05%, 09/15/25 (Call 06/15/25)	6,389	6,833,099
5.20%, 09/15/45 (Call 03/15/45)	5,290	6,080,273
Celgene Corp.
2.25%, 05/15/19	1,050	1,056,699
2.25%, 08/15/21	1,500	1,499,385
2.88%, 08/15/20	600	615,282
3.25%, 08/15/22	6,825	7,063,807
3.55%, 08/15/22	1,099	1,153,247
3.63%, 05/15/24 (Call 02/15/24)	2,702	2,830,453
3.88%, 08/15/25 (Call 05/15/25)	3,461	3,665,995
3.95%, 10/15/20	1,200	1,269,228
4.00%, 08/15/23	3,300	3,559,776
4.63%, 05/15/44 (Call 11/15/43)	2,145	2,303,601
5.00%, 08/15/45 (Call 02/15/45)	9,043	10,316,435
5.25%, 08/15/43	115	133,165
Gilead Sciences Inc.
1.85%, 09/04/18	275	276,161
1.95%, 03/01/22 (Call 02/01/22)[d]	1,880	1,860,392
2.05%, 04/01/19	1,450	1,457,482
2.35%, 02/01/20	1,970	1,994,448

Security	Principal (000s)	Value
2.50%, 09/01/23 (Call 07/01/23)	$350	$349,258
2.55%, 09/01/20	2,455	2,498,994
2.95%, 03/01/27 (Call 12/01/26)	3,450	3,429,128
3.25%, 09/01/22 (Call 07/01/22)	4,730	4,924,261
3.50%, 02/01/25 (Call 11/01/24)	2,030	2,124,720
3.65%, 03/01/26 (Call 12/01/25)	5,884	6,186,908
3.70%, 04/01/24 (Call 01/01/24)	1,895	2,008,454
4.15%, 03/01/47 (Call 09/01/46)	4,305	4,422,053
4.50%, 04/01/21 (Call 01/01/21)	2,250	2,426,355
4.50%, 02/01/45 (Call 08/01/44)	8,682	9,346,868
4.60%, 09/01/35 (Call 03/01/35)	380	419,364
4.75%, 03/01/46 (Call 09/01/45)	6,140	6,869,616
4.80%, 04/01/44 (Call 10/01/43)	5,460	6,091,831
5.65%, 12/01/41 (Call 06/01/41)	3,535	4,404,645

		201,322,002
BUILDING MATERIALS — 0.06%
CRH America Inc.
5.75%, 01/15/21	1,150	1,272,901
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	1,010	1,061,833
3.90%, 02/14/26 (Call 11/14/25)	525	560,049
4.25%, 03/01/21	3,200	3,406,784
4.50%, 02/15/47 (Call 08/15/46)	1,110	1,192,473
4.95%, 07/02/64 (Call 01/02/64)[b]	1,149	1,247,825
5.00%, 03/30/20	1,375	1,472,886

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.13%, 09/14/45 (Call 03/14/45)	$530	$625,983
5.70%, 03/01/41	615	728,554
6.00%, 01/15/36	165	206,410
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	1,230	1,242,152
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	500	504,340
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	1,700	1,711,509
4.45%, 04/01/25 (Call 01/01/25)	275	296,021
4.50%, 05/15/47 (Call 11/15/46)	100	101,762
7.13%, 03/15/20	6	6,700
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	2,380	2,534,676
4.20%, 12/01/24 (Call 09/01/24)	175	184,735
4.30%, 07/15/47 (Call 01/15/47)	1,000	972,500
7.00%, 12/01/36	724	948,187
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	2,500	2,579,800
4.50%, 04/01/25 (Call 01/01/25)	4,030	4,351,272
4.50%, 06/15/47 (Call 12/15/46)	600	614,952
7.50%, 06/15/21	3,505	4,134,638

		31,958,942
CHEMICALS — 0.43%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	3,850	3,956,529
3.38%, 03/15/25 (Call 12/15/24)	1,915	1,950,427
3.50%, 06/01/23 (Call 03/01/23)	100	103,688

Security	Principal (000s)	Value
4.13%, 03/15/35 (Call 09/15/34)	$830	$836,889
4.90%, 06/01/43 (Call 12/01/42)	275	303,144
5.25%, 01/15/45 (Call 07/15/44)	1,725	1,976,367
6.13%, 01/15/41 (Call 07/15/40)	785	973,361
Air Products & Chemicals Inc.
3.00%, 11/03/21	1,125	1,166,254
3.35%, 07/31/24 (Call 04/30/24)	1,250	1,310,388
4.38%, 08/21/19	500	525,815
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,588,703
2.90%, 11/15/22 (Call 08/15/22)	1,550	1,577,978
3.05%, 08/01/20 (Call 07/01/20)	665	683,367
3.65%, 07/15/24 (Call 04/15/24)	135	141,912
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	2,730	2,906,467
5.45%, 12/01/44 (Call 06/01/44)	50	59,566
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,300	1,292,759
3.70%, 07/15/22	370	383,124
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,225	2,294,131
3.95%, 05/01/25 (Call 02/01/25)	560	574,090
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	6,500	6,670,040
3.50%, 10/01/24 (Call 07/01/24)	3,020	3,141,827
4.13%, 11/15/21 (Call 08/15/21)	4,222	4,512,051

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.25%, 11/15/20 (Call 08/15/20)	$4,268	$4,532,445
4.25%, 10/01/34 (Call 04/01/34)	4,350	4,545,706
4.38%, 11/15/42 (Call 05/15/42)	3,888	3,989,866
4.63%, 10/01/44 (Call 04/01/44)	3,090	3,288,532
5.25%, 11/15/41 (Call 05/15/41)	951	1,091,957
5.70%, 05/15/18	175	179,615
7.38%, 11/01/29	150	202,598
8.55%, 05/15/19	9,255	10,272,865
9.40%, 05/15/39	620	1,049,090
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,625	1,648,465
3.60%, 08/15/22 (Call 05/15/22)	5,578	5,812,053
3.80%, 03/15/25 (Call 12/15/24)	688	713,834
4.65%, 10/15/44 (Call 04/15/44)	1,760	1,868,134
5.50%, 11/15/19	1,850	1,980,388
EI du Pont de Nemours & Co.
2.20%, 05/01/20	375	377,850
2.80%, 02/15/23	4,335	4,409,649
4.15%, 02/15/43	2,936	3,009,194
4.25%, 04/01/21	190	203,957
4.63%, 01/15/20	2,340	2,488,028
4.90%, 01/15/41	775	877,432
5.60%, 12/15/36	25	30,331
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	467,865
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,771,060
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,100	2,182,908
Lubrizol Corp. (The)
6.50%, 10/01/34	55	73,527

Security	Principal (000s)	Value
LYB International Finance BV
4.00%, 07/15/23	$4,450	$4,740,184
4.88%, 03/15/44 (Call 09/15/43)	1,980	2,148,538
5.25%, 07/15/43	1,070	1,211,700
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	3,175	3,185,731
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	5,618	5,649,180
5.00%, 04/15/19 (Call 01/15/19)	494	513,933
5.75%, 04/15/24 (Call 01/15/24)	2,500	2,877,550
6.00%, 11/15/21 (Call 08/17/21)	5,475	6,197,864
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	150	149,043
5.25%, 03/01/22	550	581,581
5.65%, 12/01/44 (Call 06/01/44)	2,075	2,045,390
Monsanto Co.
1.85%, 11/15/18	1,000	998,660
2.13%, 07/15/19	6,115	6,134,446
2.75%, 07/15/21	350	355,842
3.38%, 07/15/24 (Call 04/15/24)	3,650	3,761,106
3.60%, 07/15/42 (Call 01/15/42)	1,510	1,357,097
3.95%, 04/15/45 (Call 10/15/44)	1,373	1,322,734
4.20%, 07/15/34 (Call 01/15/34)	1,099	1,126,354
4.40%, 07/15/44 (Call 01/15/44)	5,140	5,291,373
4.65%, 11/15/43 (Call 05/15/43)	140	148,651
4.70%, 07/15/64 (Call 01/15/64)	1,650	1,687,967
5.88%, 04/15/38	325	392,171

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	$2,530	$2,641,750
4.25%, 11/15/23 (Call 08/15/23)[d]	4,080	4,275,922
5.45%, 11/15/33 (Call 05/15/33)	526	554,299
5.63%, 11/15/43 (Call 05/15/43)	2,113	2,197,943
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	2,055	2,026,908
3.63%, 03/15/24 (Call 12/15/23)	1,896	1,953,221
4.00%, 12/15/26 (Call 09/15/26)	2,400	2,529,072
4.88%, 03/30/20	3,250	3,446,722
5.63%, 12/01/40	797	956,838
5.88%, 12/01/36	590	708,496
6.50%, 05/15/19	75	80,270
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,200	1,209,384
3.60%, 11/15/20	2,153	2,253,954
5.50%, 11/15/40[d]	35	42,135
Praxair Inc.
1.25%, 11/07/18	675	672,779
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,699,388
2.25%, 09/24/20	1,400	1,414,644
2.45%, 02/15/22 (Call 11/15/21)	1,738	1,760,403
2.65%, 02/05/25 (Call 11/05/24)	3,550	3,539,243
2.70%, 02/21/23 (Call 11/21/22)	1,100	1,116,005
3.00%, 09/01/21	250	258,918
3.20%, 01/30/26 (Call 10/30/25)	1,075	1,109,701
3.55%, 11/07/42 (Call 05/07/42)	794	786,203
4.05%, 03/15/21	1,125	1,202,771

Security	Principal (000s)	Value
Rohm & Haas Co.
7.85%, 07/15/29	$350	$484,918
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,000	1,036,460
3.75%, 03/15/27 (Call 12/15/26)	2,300	2,366,654
5.25%, 06/01/45 (Call 12/01/44)	1,025	1,159,654
6.13%, 10/15/19	150	162,674
Sherwin-Williams Co. (The)
2.25%, 05/15/20	2,000	2,009,320
2.75%, 06/01/22 (Call 05/01/22)	665	669,848
3.45%, 08/01/25 (Call 05/01/25)	600	611,460
3.45%, 06/01/27 (Call 03/01/27)	1,405	1,425,696
3.95%, 01/15/26 (Call 10/15/25)	625	657,406
4.00%, 12/15/42 (Call 06/15/42)	40	38,604
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,441,680
4.40%, 02/01/45 (Call 08/01/44)	1,105	1,108,591
4.50%, 06/01/47 (Call 12/01/46)	1,920	2,014,042
Syngenta Finance NV
3.13%, 03/28/22	6,810	6,785,348
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,700	1,740,664
3.60%, 08/15/26 (Call 05/15/26)	700	706,475
5.00%, 08/15/46 (Call 02/15/46)	2,350	2,567,633

		214,297,417
COMMERCIAL SERVICES — 0.18%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	2,510	2,543,458
3.38%, 09/15/25 (Call 06/15/25)	1,765	1,845,784

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	$2,150	$2,240,794
5.25%, 10/01/25 (Call 07/01/25)	3,350	3,649,791
5.50%, 11/01/22 (Call 05/01/22)	1,825	2,006,368
Board of Trustees of The Leland Stanford Junior University (The)
3.65%, 05/01/48 (Call 11/01/47)	740	787,020
California Institute of Technology
4.70%, 11/01/11	1,000	1,071,620
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	310	343,458
Ecolab Inc.
2.25%, 01/12/20	1,140	1,151,731
2.38%, 08/10/22 (Call 07/10/22)	2,000	2,011,860
2.70%, 11/01/26 (Call 08/01/26)	1,555	1,516,420
3.25%, 01/14/23 (Call 11/14/22)	1,200	1,250,052
3.70%, 11/01/46 (Call 05/01/46)	895	858,797
4.35%, 12/08/21	1,225	1,332,494
5.50%, 12/08/41	1,950	2,425,078
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	620	621,823
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,809,150
7.00%, 07/01/37	25	32,858
George Washington University (The)
4.87%, 09/15/45	1,000	1,205,320
Massachusetts Institute of Technology
3.96%, 07/01/38	425	467,866
4.68%, 07/01/14	1,541	1,760,469
5.60%, 07/01/11	1,870	2,459,031

Security	Principal (000s)	Value
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[c]	$5,100	$5,104,896
2.75%, 07/15/19 (Call 06/15/19)	50	50,756
2.75%, 12/15/21 (Call 11/15/21)	420	426,250
3.25%, 01/15/28 (Call 10/15/27)[c]	6,430	6,477,068
4.88%, 02/15/24 (Call 11/15/23)	3,920	4,374,485
5.50%, 09/01/20	1,500	1,644,930
Northwestern University
3.69%, 12/01/38	2,100	2,217,159
3.87%, 12/01/48	1,000	1,089,890
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	630	609,802
3.30%, 07/15/56 (Call 01/15/56)	1,500	1,469,085
4.88%, 10/15/40	600	751,488
Princeton University
5.70%, 03/01/39	2,200	3,020,644
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,000	976,770
3.30%, 08/14/20 (Call 07/14/20)	325	333,518
4.00%, 06/15/25 (Call 03/15/25)	5,000	5,303,300
4.40%, 02/15/26 (Call 11/15/25)	1,427	1,553,033
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	1,181	1,234,039
3.80%, 04/01/21 (Call 03/01/21)	550	574,310
4.80%, 04/01/26 (Call 01/01/26)	905	1,004,224
University of Southern California
3.03%, 10/01/39	2,000	1,913,400

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series 2017
3.84%, 10/01/47 (Call 04/01/47)	$1,500	$1,593,555
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	950	999,942
4.13%, 09/12/22	1,757	1,868,288
5.50%, 06/15/45 (Call 12/15/44)	2,400	2,780,160
Western Union Co. (The)
3.35%, 05/22/19	1,950	1,991,866
3.60%, 03/15/22 (Call 02/15/22)	2,000	2,043,060
5.25%, 04/01/20	950	1,017,023
6.20%, 11/17/36	1,740	1,885,934
6.20%, 06/21/40	635	675,996
William Marsh Rice University
3.77%, 05/15/55	1,750	1,865,063

		90,241,176
COMPUTERS — 0.73%
Apple Inc.
1.10%, 08/02/19	1,500	1,488,420
1.55%, 02/08/19	100	100,122
1.55%, 02/07/20	7,550	7,532,484
1.55%, 08/04/21 (Call 07/04/21)	2,245	2,212,829
1.70%, 02/22/19	4,878	4,892,146
1.80%, 05/11/20	3,000	3,007,650
1.90%, 02/07/20	2,300	2,312,765
2.00%, 05/06/20	4,790	4,832,679
2.10%, 05/06/19	7,628	7,703,899
2.15%, 02/09/22	500	501,345
2.25%, 02/23/21 (Call 01/23/21)	5,380	5,439,933
2.30%, 05/11/22 (Call 04/11/22)	3,000	3,024,420
2.40%, 05/03/23	7,542	7,562,740
2.45%, 08/04/26 (Call 05/04/26)	7,180	6,980,109
2.50%, 02/09/22 (Call 01/09/22)	2,925	2,977,007
2.50%, 02/09/25	3,875	3,842,721
2.70%, 05/13/22	5,726	5,862,794

Security	Principal (000s)	Value
2.85%, 05/06/21	$7,380	$7,619,038
2.85%, 02/23/23 (Call 12/23/22)	3,530	3,624,816
2.85%, 05/11/24 (Call 03/11/24)	1,525	1,552,328
3.00%, 02/09/24 (Call 12/09/23)	1,110	1,141,047
3.00%, 06/20/27 (Call 03/20/27)	1,000	1,007,940
3.20%, 05/13/25	14,328	14,806,125
3.20%, 05/11/27 (Call 02/11/27)	1,360	1,392,055
3.25%, 02/23/26 (Call 11/23/25)	4,559	4,711,954
3.35%, 02/09/27 (Call 11/09/26)	3,830	3,966,769
3.45%, 05/06/24	6,672	7,031,621
3.45%, 02/09/45	7,370	7,052,648
3.85%, 05/04/43	8,840	8,989,219
3.85%, 08/04/46 (Call 02/04/46)	2,342	2,375,818
4.25%, 02/09/47 (Call 08/09/46)	3,050	3,299,826
4.38%, 05/13/45	4,228	4,641,794
4.45%, 05/06/44	4,023	4,477,760
4.50%, 02/23/36 (Call 08/23/35)	7,112	8,122,900
4.65%, 02/23/46 (Call 08/23/45)	9,750	11,147,467
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	7,652	7,819,120
4.42%, 06/15/21 (Call 05/15/21)[c]	5,350	5,637,884
5.45%, 06/15/23 (Call 04/15/23)[c]	6,250	6,842,375
6.02%, 06/15/26 (Call 03/15/26)[c]	7,635	8,529,211
8.10%, 07/15/36 (Call 01/15/36)[c]	2,475	3,115,109
8.35%, 07/15/46 (Call 01/15/46)[c]	12,155	15,663,419

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
DXC Technology Co.
2.88%, 03/27/20	$115	$116,956
4.25%, 04/15/24 (Call 02/15/24)	2,735	2,889,008
4.45%, 09/18/22	5,960	6,321,057
4.75%, 04/15/27 (Call 01/15/27)	2,250	2,408,940
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	334	334,224
2.85%, 10/05/18	4,077	4,120,094
3.60%, 10/15/20 (Call 09/15/20)	3,135	3,253,315
4.40%, 10/15/22 (Call 08/15/22)	1,785	1,907,522
4.90%, 10/15/25 (Call 07/15/25)	10,645	11,313,612
6.20%, 10/15/35 (Call 04/15/35)	3,755	4,063,248
6.35%, 10/15/45 (Call 04/15/45)	4,489	4,763,323
HP Enterprise Services LLC
7.45%, 10/15/29	3,580	4,406,908
HP Inc.
3.75%, 12/01/20	2,344	2,458,856
4.05%, 09/15/22	1,227	1,307,234
4.30%, 06/01/21	3,300	3,518,691
4.38%, 09/15/21	3,983	4,262,567
4.65%, 12/09/21	2,515	2,723,242
6.00%, 09/15/41	3,458	3,683,773
International Business Machines Corp.
1.63%, 05/15/20	2,950	2,942,212
1.80%, 05/17/19	2,700	2,709,423
1.88%, 05/15/19	3,050	3,063,329
1.88%, 08/01/22	7,100	6,981,359
1.90%, 01/27/20	2,000	2,010,840
1.95%, 02/12/19[d]	2,500	2,514,575
2.25%, 02/19/21	2,300	2,323,621
2.50%, 01/27/22	1,300	1,322,152
2.88%, 11/09/22	6,400	6,570,560
2.90%, 11/01/21	6,075	6,274,442
3.30%, 01/27/27[d]	2,600	2,661,542
3.38%, 08/01/23	4,200	4,394,040

Security	Principal (000s)	Value
3.45%, 02/19/26	$1,800	$1,862,136
3.63%, 02/12/24	6,525	6,876,958
4.00%, 06/20/42	2,815	2,844,079
4.70%, 02/19/46[d]	2,750	3,069,880
5.60%, 11/30/39	1,725	2,128,081
5.88%, 11/29/32	3,963	5,081,557
6.22%, 08/01/27	875	1,103,401
6.50%, 01/15/28	915	1,186,462
7.00%, 10/30/25	1,145	1,483,199
7.63%, 10/15/18	1,600	1,703,872
8.38%, 11/01/19	1,100	1,253,131
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	2,160	2,207,714
3.38%, 06/15/21 (Call 04/15/21)	645	664,421
Seagate HDD Cayman
3.75%, 11/15/18	2,225	2,261,624
4.75%, 06/01/23	3,459	3,493,313
4.75%, 01/01/25	1,225	1,192,599
4.88%, 03/01/24 (Call 01/01/24)[c]	2,150	2,122,459
4.88%, 06/01/27 (Call 03/01/27)	2,650	2,498,897
5.75%, 12/01/34 (Call 06/01/34)	2,540	2,361,768

		367,858,522
COSMETICS & PERSONAL CARE — 0.14%
Colgate-Palmolive Co.
1.75%, 03/15/19	2,475	2,483,365
2.30%, 05/03/22	3,505	3,548,777
2.45%, 11/15/21	380	387,585
2.95%, 11/01/20	1,800	1,866,960
3.25%, 03/15/24	200	209,396
3.70%, 08/01/47 (Call 02/01/47)	1,000	1,012,840
4.00%, 08/15/45	2,700	2,858,004
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	891,783
1.80%, 02/07/20	990	993,356
2.35%, 08/15/22	550	552,827

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.15%, 03/15/27 (Call 12/15/26)	$1,425	$1,460,226
4.15%, 03/15/47 (Call 09/15/46)	755	805,275
4.38%, 06/15/45 (Call 12/15/44)	1,870	2,050,062
6.00%, 05/15/37	750	957,368
Procter & Gamble Co. (The)
1.60%, 11/15/18	2,900	2,907,482
1.70%, 11/03/21	1,095	1,084,006
1.85%, 02/02/21	2,100	2,101,764
1.90%, 11/01/19	3,260	3,281,549
2.15%, 08/11/22	2,000	2,014,920
2.30%, 02/06/22	2,051	2,082,073
2.45%, 11/03/26	3,350	3,308,426
2.70%, 02/02/26	1,580	1,595,990
2.85%, 08/11/27	2,000	2,028,200
3.10%, 08/15/23	488	513,010
5.50%, 02/01/34	100	129,021
5.55%, 03/05/37	3,653	4,880,700
Unilever Capital Corp.
1.38%, 07/28/21	1,830	1,788,496
1.80%, 05/05/20	1,435	1,437,038
2.00%, 07/28/26	2,800	2,607,192
2.20%, 03/06/19	1,200	1,210,800
2.20%, 05/05/22 (Call 04/05/22)	1,500	1,502,850
2.60%, 05/05/24 (Call 03/05/24)	1,750	1,743,717
2.90%, 05/05/27 (Call 02/05/27)	1,250	1,249,000
3.10%, 07/30/25	4,365	4,449,332
4.25%, 02/10/21	2,050	2,206,948
4.80%, 02/15/19	2,353	2,458,650
5.90%, 11/15/32	1,150	1,528,799

		68,187,787
DISTRIBUTION & WHOLESALE — 0.01%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	1,750	1,677,410
4.20%, 05/15/47 (Call 11/15/46)	2,100	2,172,345

Security	Principal (000s)	Value
4.60%, 06/15/45 (Call 12/15/44)	$3,194	$3,486,123

		7,335,878
DIVERSIFIED FINANCIAL SERVICES — 0.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	1,620	1,666,186
3.65%, 07/21/27 (Call 04/21/27)	1,175	1,179,336
3.75%, 05/15/19	3,950	4,052,384
3.95%, 02/01/22 (Call 01/01/22)	2,900	3,028,209
4.25%, 07/01/20	4,500	4,727,160
4.50%, 05/15/21	3,200	3,399,072
4.63%, 10/30/20	1,750	1,864,363
4.63%, 07/01/22	3,568	3,837,812
5.00%, 10/01/21	3,800	4,111,334
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,550,375
4.25%, 02/15/24	500	529,980
Air Lease Corp.
2.13%, 01/15/20	1,255	1,255,941
2.63%, 09/04/18 (Call 08/04/18)	2,880	2,898,922
2.63%, 07/01/22 (Call 06/01/22)	790	789,028
3.38%, 01/15/19 (Call 12/15/18)	4,345	4,423,427
3.38%, 06/01/21 (Call 05/01/21)	1,650	1,703,031
3.63%, 04/01/27 (Call 01/01/27)	755	760,700
3.75%, 02/01/22 (Call 12/01/21)	3,020	3,170,849
3.88%, 04/01/21 (Call 03/01/21)	775	811,076
4.25%, 09/15/24 (Call 06/15/24)	520	550,852
4.75%, 03/01/20	350	371,735
American Express Co.
1.55%, 05/22/18	2,298	2,296,989

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 08/01/22 (Call 07/01/22)	$2,500	$2,511,850
2.65%, 12/02/22	1,291	1,310,520
3.63%, 12/05/24 (Call 11/04/24)	2,750	2,872,457
4.05%, 12/03/42	4,742	4,862,684
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	1,300	1,295,671
1.88%, 11/05/18 (Call 10/05/18)	300	301,086
1.88%, 05/03/19 (Call 04/03/19)	450	451,323
2.13%, 03/18/19	2,625	2,641,564
2.20%, 03/03/20 (Call 02/01/20)	1,225	1,235,094
2.25%, 08/15/19	5,549	5,596,555
2.25%, 05/05/21 (Call 04/04/21)	5,150	5,176,213
2.38%, 05/26/20 (Call 04/25/20)	10,095	10,214,323
2.70%, 03/03/22 (Call 01/31/22)	2,100	2,141,055
3.30%, 05/03/27 (Call 04/03/27)	1,515	1,548,588
Series F
2.60%, 09/14/20 (Call 08/14/20)	1,487	1,513,127
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,794	2,756,980
3.70%, 10/15/24	2,640	2,795,390
4.00%, 10/15/23	2,380	2,568,139
5.30%, 03/15/20	750	811,763
Associates Corp. of North America
6.95%, 11/01/18	115	121,345
AXA Financial Inc.
7.00%, 04/01/28	50	64,742
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	3,030	3,040,847

Security	Principal (000s)	Value
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	$4,750	$4,949,405
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	1,700	1,779,764
Capital One Bank USA N.A.
2.15%, 11/21/18 (Call 10/21/18)	1,000	1,003,520
2.25%, 02/13/19 (Call 01/13/19)	2,900	2,911,426
3.38%, 02/15/23	3,260	3,320,245
CBOE Holdings Inc.
3.65%, 01/12/27 (Call 10/12/26)	675	698,402
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	1,660	1,684,136
3.20%, 03/02/27 (Call 12/02/26)	1,400	1,428,322
3.23%, 09/01/22	425	438,647
3.45%, 02/13/26 (Call 11/13/25)	4,115	4,289,805
4.45%, 07/22/20	120	128,720
CME Group Inc.
3.00%, 09/15/22	1,200	1,240,284
3.00%, 03/15/25 (Call 12/15/24)	2,930	2,998,357
5.30%, 09/15/43 (Call 03/15/43)	3,347	4,254,137
Credit Suisse USA Inc.
7.13%, 07/15/32	5,787	8,082,761
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,750	1,769,565
3.85%, 11/21/22	1,475	1,533,882
3.95%, 11/06/24 (Call 08/06/24)	2,005	2,071,526
4.10%, 02/09/27 (Call 11/09/26)	340	348,123
5.20%, 04/27/22	2,629	2,877,572
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	600	603,876

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.80%, 08/24/27 (Call 05/24/27)	$700	$712,656
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	2,500	2,562,300
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,798,895
2.85%, 03/30/25	450	453,591
4.63%, 05/20/20	650	694,668
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	14,155	14,313,961
3.37%, 11/15/25	20,369	21,236,108
4.42%, 11/15/35	23,342	25,447,448
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[c]	2,000	2,036,520
HSBC Finance Corp.
6.68%, 01/15/21	7,107	8,080,304
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	2,000	2,005,920
2.75%, 12/01/20 (Call 11/01/20)	5,678	5,810,638
3.10%, 09/15/27 (Call 06/15/27)	2,225	2,237,816
3.75%, 12/01/25 (Call 09/01/25)	2,665	2,843,848
4.00%, 10/15/23	1,790	1,933,415
International Lease Finance Corp.
4.63%, 04/15/21	900	961,029
5.88%, 04/01/19	675	714,197
5.88%, 08/15/22	2,650	2,996,911
6.25%, 05/15/19	2,160	2,304,785
7.13%, 09/01/18[c]	716	752,273
8.25%, 12/15/20	2,250	2,643,480
8.63%, 01/15/22	750	924,675
Invesco Finance PLC
3.75%, 01/15/26	245	257,725
4.00%, 01/30/24	3,550	3,794,595
5.38%, 11/30/43	75	91,298

Security	Principal (000s)	Value
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	$3,645	$3,975,674
Jefferies Group LLC
4.85%, 01/15/27	1,500	1,602,270
5.13%, 01/20/23	1,200	1,319,316
6.25%, 01/15/36	2,550	2,794,749
6.45%, 06/08/27	1,210	1,411,513
6.50%, 01/20/43	2,115	2,416,684
6.88%, 04/15/21	875	998,043
8.50%, 07/15/19	1,200	1,331,784
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,600	1,610,000
3.75%, 02/13/25	1,875	1,930,613
4.25%, 11/14/20	2,320	2,461,590
Legg Mason Inc.
2.70%, 07/15/19	220	222,130
3.95%, 07/15/24	690	712,756
4.75%, 03/15/26	2,780	2,987,638
5.63%, 01/15/44	1,965	2,152,441
Mastercard Inc.
2.00%, 04/01/19	884	889,083
2.00%, 11/21/21 (Call 10/21/21)	1,050	1,049,160
2.95%, 11/21/26 (Call 08/21/26)	1,530	1,551,236
3.38%, 04/01/24	7,325	7,711,980
3.80%, 11/21/46 (Call 05/21/46)	1,035	1,072,705
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	700	729,176
4.25%, 06/01/24 (Call 03/01/24)	1,750	1,875,143
5.55%, 01/15/20	1,050	1,134,819
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	1,250	1,242,600
1.65%, 02/08/19	100	99,954
2.00%, 01/27/20 (Call 12/27/19)	411	413,573
2.15%, 02/01/19 (Call 01/01/19)	2,850	2,869,123

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.30%, 11/15/19 (Call 10/15/19)	$1,000	$1,011,730
2.30%, 11/01/20 (Call 10/01/20)	1,050	1,061,025
2.30%, 09/15/22 (Call 08/15/22)	1,350	1,352,444
2.40%, 04/25/22 (Call 03/25/22)	1,600	1,617,632
2.70%, 02/15/23 (Call 12/15/22)	7,450	7,523,680
2.95%, 02/07/24 (Call 12/07/23)	1,000	1,020,960
3.05%, 02/15/22 (Call 11/15/21)	4,720	4,888,410
3.05%, 04/25/27 (Call 01/25/27)	1,000	1,013,620
3.25%, 11/01/25 (Call 08/01/25)	1,050	1,080,146
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,571,128
4.02%, 11/01/32 (Call 05/01/32)	1,800	1,952,028
10.38%, 11/01/18	396	434,966
Series C
8.00%, 03/01/32	1,015	1,521,587
Nomura Holdings Inc.
2.75%, 03/19/19	2,790	2,823,145
6.70%, 03/04/20	3,699	4,088,357
ORIX Corp.
2.90%, 07/18/22	260	262,696
3.70%, 07/18/27	2,050	2,085,547
Raymond James Financial Inc.
3.63%, 09/15/26	3,000	3,053,640
4.95%, 07/15/46	2,500	2,748,550
5.63%, 04/01/24	900	1,031,931
Stifel Financial Corp.
4.25%, 07/18/24	5,550	5,740,753
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	1,390	1,399,786
2.70%, 02/03/20 (Call 01/03/20)	1,011	1,021,100
3.00%, 08/15/19 (Call 07/15/19)	6,154	6,245,756

Security	Principal (000s)	Value
3.70%, 08/04/26 (Call 05/04/26)	$3,250	$3,214,282
4.25%, 08/15/24 (Call 05/15/24)	2,035	2,129,505
4.50%, 07/23/25 (Call 04/24/25)	4,260	4,475,513
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	5,159	5,287,820
3.30%, 04/01/27 (Call 01/01/27)	250	254,578
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	3,675	3,720,349
2.80%, 12/14/22 (Call 10/14/22)	5,654	5,798,629
3.15%, 12/14/25 (Call 09/14/25)	16,338	16,808,698
4.15%, 12/14/35 (Call 06/14/35)	3,543	3,879,266
4.30%, 12/14/45 (Call 06/14/45)	10,440	11,648,430

		426,165,048
ELECTRIC — 1.79%
AEP Texas Inc. Series E
6.65%, 02/15/33	750	958,830
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,180	1,193,499
4.00%, 12/01/46 (Call 06/01/46)	915	962,589
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	1,370	1,359,930
3.75%, 03/01/45 (Call 09/01/44)	2,151	2,191,740
4.10%, 01/15/42	375	388,256
4.15%, 08/15/44 (Call 02/15/44)	1,265	1,356,004
4.30%, 01/02/46 (Call 07/02/45)	2,550	2,792,224
5.50%, 03/15/41	150	183,833

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.00%, 03/01/39	$105	$135,950
6.13%, 05/15/38	695	895,389
Series 11-C
5.20%, 06/01/41	2,025	2,396,689
Series 17A
2.45%, 03/30/22 (Call 02/28/22)	1,345	1,358,490
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	2,050	2,083,374
3.65%, 02/15/26 (Call 11/15/25)	2,546	2,647,000
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,450	1,479,551
4.15%, 03/15/46 (Call 09/15/45)	2,000	2,183,660
4.30%, 07/01/44 (Call 01/01/44)[d]	2,290	2,499,146
4.80%, 12/15/43 (Call 06/15/43)	25	29,395
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	1,145	1,175,457
Appalachian Power Co.
3.30%, 06/01/27 (Call 03/01/27)	1,500	1,538,985
4.40%, 05/15/44 (Call 11/15/43)	2,650	2,892,077
6.38%, 04/01/36	1,175	1,527,324
7.00%, 04/01/38	1,880	2,662,888
Series L
5.80%, 10/01/35	15	18,256
Series P
6.70%, 08/15/37	525	714,383
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	502,950
2.55%, 09/15/26 (Call 06/15/26)	1,870	1,806,495
3.15%, 05/15/25 (Call 02/15/25)[d]	1,000	1,018,380
3.35%, 06/15/24 (Call 03/15/24)	500	516,325

Security	Principal (000s)	Value
3.75%, 05/15/46 (Call 11/15/45)	$1,110	$1,103,096
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,095,080
4.50%, 04/01/42 (Call 10/01/41)	1,030	1,144,176
5.05%, 09/01/41 (Call 03/01/41)	1,700	2,008,091
5.50%, 09/01/35	485	582,698
8.75%, 03/01/19	300	329,781
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	674	686,638
3.35%, 07/01/23 (Call 04/01/23)	400	416,744
3.50%, 11/15/21 (Call 08/15/21)	800	841,880
3.50%, 08/15/46 (Call 02/15/46)	2,000	1,930,160
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	1,975	1,982,268
2.40%, 02/01/20 (Call 01/01/20)	1,977	1,998,114
3.50%, 02/01/25 (Call 11/01/24)	1,695	1,764,851
3.75%, 11/15/23 (Call 08/15/23)	2,250	2,392,447
4.50%, 02/01/45 (Call 08/01/44)	2,061	2,274,313
5.15%, 11/15/43 (Call 05/15/43)	846	1,011,080
5.95%, 05/15/37	3,675	4,732,334
6.13%, 04/01/36	10,187	13,287,108
6.50%, 09/15/37	985	1,343,491
8.48%, 09/15/28	75	110,835
Black Hills Corp.
2.50%, 01/11/19	100	100,570
3.15%, 01/15/27 (Call 07/15/26)	465	458,569
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,190,132
4.25%, 11/30/23 (Call 08/30/23)	300	323,067

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	$2,150	$2,131,897
2.25%, 08/01/22 (Call 05/01/22)	2,655	2,654,681
3.55%, 08/01/42 (Call 02/01/42)	939	930,953
4.50%, 04/01/44 (Call 10/01/43)	1,675	1,912,850
Series AA
3.00%, 02/01/27 (Call 11/01/26)	3,300	3,327,852
Series Z
2.40%, 09/01/26 (Call 06/01/26)	2,040	1,969,824
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	325	326,544
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	3,240	3,307,975
4.97%, 05/01/46 (Call 11/01/45)	1,500	1,637,400
Cleco Power LLC
6.00%, 12/01/40	210	263,493
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,809,916
5.95%, 12/15/36	264	329,287
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	265	260,164
3.45%, 08/15/27 (Call 05/15/27)	2,000	2,048,240
3.60%, 11/15/25 (Call 08/15/25)	1,175	1,216,431
3.88%, 03/01/24 (Call 12/01/23)	1,075	1,140,091
4.70%, 03/31/43 (Call 09/30/42)	10	11,045
4.88%, 03/01/44 (Call 09/01/43)	1,275	1,449,025

Security	Principal (000s)	Value
5.05%, 03/15/22 (Call 12/15/21)	$2,050	$2,273,265
8.75%, 06/15/19	1,180	1,315,145
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	250	251,340
2.55%, 06/15/26 (Call 03/15/26)	350	343,350
2.95%, 08/15/27 (Call 05/15/27)	1,500	1,511,820
3.10%, 11/01/24 (Call 08/01/24)	3,200	3,273,440
3.40%, 09/01/21 (Call 06/01/21)	4,700	4,913,333
3.65%, 06/15/46 (Call 12/15/45)	800	802,456
3.70%, 03/01/45 (Call 09/01/44)	1,050	1,058,747
3.75%, 08/15/47 (Call 02/15/47)	1,500	1,518,555
4.00%, 08/01/20 (Call 05/01/20)	500	527,015
4.35%, 11/15/45 (Call 05/15/45)	3,500	3,892,350
4.70%, 01/15/44 (Call 07/15/43)	175	203,035
5.90%, 03/15/36	223	288,488
6.45%, 01/15/38	1,200	1,647,924
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	2,014,980
4.30%, 04/15/44 (Call 10/15/43)	750	833,940
Series 09-A
5.50%, 02/01/19	380	399,315
Series A
3.20%, 03/15/27 (Call 12/15/26)	2,000	2,051,080
4.15%, 06/01/45 (Call 12/01/44)	2,125	2,315,166

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
2.90%, 12/01/26 (Call 09/01/26)	$2,000	$1,991,880
3.30%, 12/01/24 (Call 09/01/24)	1,150	1,197,173
3.85%, 06/15/46 (Call 12/15/45)	275	282,343
3.95%, 03/01/43 (Call 09/01/42)	6,926	7,192,790
4.30%, 12/01/56 (Call 06/01/56)	1,925	2,076,805
4.45%, 03/15/44 (Call 09/15/43)	1,205	1,344,190
4.50%, 12/01/45 (Call 06/01/45)	1,610	1,817,915
4.63%, 12/01/54 (Call 06/01/54)	480	549,470
5.50%, 12/01/39	1,035	1,295,095
5.70%, 06/15/40	395	508,010
6.30%, 08/15/37	460	617,311
6.65%, 04/01/19	950	1,019,892
7.13%, 12/01/18	4,752	5,058,789
Series 05-A
5.30%, 03/01/35	700	843,451
Series 06-A
5.85%, 03/15/36	500	640,050
Series 06-E
5.70%, 12/01/36	695	871,537
Series 08-B
6.75%, 04/01/38	1,322	1,875,059
Series 2017
3.88%, 06/15/47 (Call 12/15/46)	100	103,664
Consolidated Edison Inc.
2.00%, 03/15/20	1,630	1,634,368
2.00%, 05/15/21 (Call 04/15/21)	2,500	2,490,550
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	2,475	2,548,408
3.13%, 08/31/24 (Call 05/31/24)	500	511,805

Security	Principal (000s)	Value
3.25%, 08/15/46 (Call 02/15/46)	$2,100	$1,975,197
3.38%, 08/15/23 (Call 05/15/23)	1,100	1,160,742
3.95%, 05/15/43 (Call 11/15/42)	500	527,990
3.95%, 07/15/47 (Call 01/15/47)	2,000	2,122,620
4.35%, 08/31/64 (Call 02/28/64)	35	37,442
6.70%, 09/15/19	50	54,787
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	300	309,396
4.15%, 05/15/45 (Call 11/15/44)	1,250	1,337,875
Dominion Energy Inc.
1.88%, 01/15/19	100	100,082
2.58%, 07/01/20	1,580	1,595,026
2.75%, 01/15/22 (Call 12/15/21)	1,000	1,013,170
2.96%, 07/01/19[b]	515	523,307
3.63%, 12/01/24 (Call 09/01/24)	2,650	2,761,379
3.90%, 10/01/25 (Call 07/01/25)	2,370	2,507,934
4.10%, 04/01/21[b]	250	262,865
4.45%, 03/15/21	2,450	2,630,320
4.70%, 12/01/44 (Call 06/01/44)	1,275	1,412,292
5.20%, 08/15/19	1,250	1,325,250
7.00%, 06/15/38	3,795	5,167,727
VRN, (3 mo. LIBOR US + 3.057%)
5.75%, 10/01/54 (Call 10/01/24)[e]	1,000	1,082,510
Series B
5.95%, 06/15/35	960	1,195,670
Series C
2.00%, 08/15/21 (Call 07/15/21)	1,775	1,755,670
4.05%, 09/15/42 (Call 03/15/42)	2,015	2,010,668

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.90%, 08/01/41 (Call 02/01/41)	$1,240	$1,388,998
Series D
2.85%, 08/15/26 (Call 05/15/26)	3,700	3,596,141
Series F
5.25%, 08/01/33	1,565	1,816,214
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	1,140	1,158,240
3.65%, 03/15/24 (Call 12/15/23)	2,900	3,086,644
3.70%, 03/15/45 (Call 09/15/44)	1,810	1,834,924
3.70%, 06/01/46 (Call 12/01/45)	810	822,093
3.75%, 08/15/47 (Call 02/15/47)	1,650	1,700,209
3.90%, 06/01/21 (Call 03/01/21)	1,450	1,532,650
3.95%, 06/15/42 (Call 12/15/41)	5	5,202
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,715,772
5.70%, 10/01/37	150	189,333
Series A
6.63%, 06/01/36	620	843,504
DTE Energy Co.
1.50%, 10/01/19	2,020	1,995,699
2.85%, 10/01/26 (Call 07/01/26)	3,650	3,546,340
3.30%, 06/15/22 (Call 04/15/22)	650	670,105
3.80%, 03/15/27 (Call 12/15/26)	1,700	1,773,559
3.85%, 12/01/23 (Call 09/01/23)	1,425	1,507,750
Series C
3.50%, 06/01/24 (Call 03/01/24)	550	567,793
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	1,820	1,844,679

Security	Principal (000s)	Value
2.95%, 12/01/26 (Call 09/01/26)	$2,750	$2,781,240
3.75%, 06/01/45 (Call 12/01/44)	1,062	1,080,935
3.88%, 03/15/46 (Call 09/15/45)	2,815	2,937,678
3.90%, 06/15/21 (Call 03/15/21)	2,085	2,223,736
4.00%, 09/30/42 (Call 03/30/42)	162	171,466
4.25%, 12/15/41 (Call 06/15/41)	405	441,049
5.30%, 02/15/40	325	403,962
6.00%, 01/15/38	425	565,586
6.05%, 04/15/38	540	719,798
6.10%, 06/01/37	2,480	3,261,126
6.45%, 10/15/32	25	33,888
7.00%, 11/15/18	439	466,139
Series A
6.00%, 12/01/28	1,335	1,687,360
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	3,285	3,239,733
2.65%, 09/01/26 (Call 06/01/26)	2,315	2,238,698
3.05%, 08/15/22 (Call 05/15/22)	2,200	2,258,410
3.55%, 09/15/21 (Call 06/15/21)	2,525	2,647,816
3.75%, 04/15/24 (Call 01/15/24)	530	561,726
3.75%, 09/01/46 (Call 03/01/46)	3,305	3,207,965
3.95%, 10/15/23 (Call 07/15/23)	700	746,599
4.80%, 12/15/45 (Call 06/15/45)	5,275	5,930,419
5.05%, 09/15/19	900	955,791
Duke Energy Florida LLC
1.85%, 01/15/20	2,510	2,512,610
3.10%, 08/15/21 (Call 05/15/21)	1,750	1,813,665
3.20%, 01/15/27 (Call 10/15/26)	1,000	1,029,590

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.40%, 10/01/46 (Call 04/01/46)	$4,450	$4,270,398
3.85%, 11/15/42 (Call 05/15/42)	860	885,671
5.65%, 04/01/40	350	452,519
6.35%, 09/15/37	25	34,343
6.40%, 06/15/38	1,685	2,351,856
Duke Energy Florida Project Finance LLC Series 2035
3.11%, 09/01/36	100	94,445
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	3,500	3,540,775
6.35%, 08/15/38	55	75,676
6.45%, 04/01/39	3,450	4,796,259
Series WWW
4.90%, 07/15/43 (Call 01/15/43)	50	60,231
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	750	756,083
3.80%, 09/01/23 (Call 06/01/23)	275	294,602
5.45%, 04/01/19	1,666	1,759,263
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	800	822,320
3.00%, 09/15/21 (Call 06/15/21)	1,900	1,966,557
3.25%, 08/15/25 (Call 05/15/25)	1,125	1,167,165
3.70%, 10/15/46 (Call 04/15/46)	1,625	1,642,079
4.10%, 05/15/42 (Call 11/15/41)	290	307,957
4.10%, 03/15/43 (Call 09/15/42)	600	638,094
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,191,143
4.20%, 08/15/45 (Call 02/15/45)	1,640	1,793,783
4.38%, 03/30/44 (Call 09/30/43)	2,240	2,490,454

Security	Principal (000s)	Value
5.30%, 01/15/19	$3,300	$3,459,522
6.30%, 04/01/38	790	1,056,988
Edison International
2.13%, 04/15/20	1,750	1,758,260
2.40%, 09/15/22 (Call 08/15/22)	1,500	1,503,750
2.95%, 03/15/23 (Call 01/15/23)	3,000	3,054,570
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	2,000	2,155,640
Emera U.S. Finance LP
2.15%, 06/15/19	180	180,140
2.70%, 06/15/21 (Call 05/15/21)	3,725	3,760,015
3.55%, 06/15/26 (Call 03/15/26)	1,070	1,090,084
4.75%, 06/15/46 (Call 12/15/45)	1,145	1,226,719
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	150	152,465
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,650	1,727,913
3.70%, 06/01/24 (Call 03/01/24)	3,135	3,318,115
3.75%, 02/15/21 (Call 11/15/20)	3,535	3,718,820
4.95%, 12/15/44 (Call 12/15/24)	245	253,087
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	2,884	2,819,860
4.00%, 07/15/22 (Call 05/15/22)	997	1,062,553
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	30	34,985
6.00%, 05/01/18	1,000	1,026,990
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	2,400	2,319,192

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.05%, 06/01/31 (Call 03/01/31)	$1,475	$1,456,105
3.12%, 09/01/27 (Call 06/01/27)	850	868,199
3.25%, 04/01/28 (Call 01/01/28)	3,900	3,980,223
4.95%, 01/15/45 (Call 01/15/25)	540	560,282
6.50%, 09/01/18	200	208,940
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	3,075	3,029,982
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	25	25,773
7.13%, 02/01/19	1,165	1,246,247
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	975	980,987
2.80%, 05/01/23 (Call 02/01/23)	720	728,914
3.35%, 03/15/26 (Call 12/15/25)	1,920	1,950,394
Series H
3.15%, 01/15/25 (Call 10/15/24)	515	523,132
Series K
2.75%, 03/15/22 (Call 02/15/22)	1,050	1,066,895
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	270	271,272
2.85%, 06/15/20 (Call 05/15/20)	1,608	1,640,900
3.40%, 04/15/26 (Call 01/15/26)	3,080	3,130,666
3.50%, 06/01/22 (Call 05/01/22)	985	1,021,071
3.95%, 06/15/25 (Call 03/15/25)	4,470	4,717,102
4.45%, 04/15/46 (Call 10/15/45)	565	598,437
4.95%, 06/15/35 (Call 12/15/34)	1,295	1,458,468

Security	Principal (000s)	Value
5.10%, 06/15/45 (Call 12/15/44)	$2,090	$2,408,620
5.15%, 12/01/20 (Call 09/01/20)	3,434	3,717,477
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	2,218	2,259,321
3.40%, 03/15/22 (Call 02/15/22)	2,100	2,165,625
4.00%, 10/01/20 (Call 07/01/20)[d]	700	732,508
4.25%, 06/15/22 (Call 03/15/22)	3,318	3,538,713
5.60%, 06/15/42 (Call 12/15/41)	4,100	4,270,232
5.75%, 10/01/41 (Call 04/01/41)	950	999,704
6.20%, 10/01/17	66	66,201
6.25%, 10/01/39	1,600	1,804,080
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	2,055	2,173,471
Series C
4.85%, 07/15/47 (Call 01/15/47)	625	654,875
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	300	310,371
3.25%, 06/01/24 (Call 12/01/23)	1,750	1,826,667
3.80%, 12/15/42 (Call 06/15/42)	520	540,826
4.05%, 06/01/42 (Call 12/01/41)	850	919,904
4.05%, 10/01/44 (Call 04/01/44)	1,283	1,396,494
4.13%, 02/01/42 (Call 08/01/41)	3,140	3,418,769
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,883,673
5.55%, 11/01/17	150	150,924
5.63%, 04/01/34	150	188,600
5.65%, 02/01/37	2,482	3,177,779

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.69%, 03/01/40	$55	$72,384
5.95%, 02/01/38	3,779	5,044,398
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	1,485	1,466,066
3.06%, 10/04/26 (Call 07/04/26)	2,645	2,590,804
Georgia Power Co.
1.95%, 12/01/18	3,049	3,054,641
2.00%, 03/30/20	1,400	1,401,302
2.00%, 09/08/20	830	831,278
2.40%, 04/01/21 (Call 03/01/21)	1,000	1,007,120
3.25%, 03/30/27 (Call 12/30/26)	2,150	2,175,133
4.30%, 03/15/42	4,741	5,011,521
4.30%, 03/15/43	1,108	1,169,151
5.40%, 06/01/40	1,905	2,279,809
5.95%, 02/01/39	50	62,754
Series 07-A
5.65%, 03/01/37	650	773,273
Series 10-C
4.75%, 09/01/40	300	332,031
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	2,001	2,133,966
5.29%, 06/15/22 (Call 03/15/22)[b]	1,250	1,370,887
Gulf Power Co.
3.30%, 05/30/27 (Call 02/28/27)	500	512,580
Hydro-Quebec
8.05%, 07/07/24	500	661,665
8.50%, 12/01/29	400	594,640
9.50%, 11/15/30	8	12,965
Iberdrola International BV
6.75%, 07/15/36	1,125	1,487,047
Indiana Michigan Power Co.
6.05%, 03/15/37	215	273,843
7.00%, 03/15/19	2,622	2,813,485
Series J
3.20%, 03/15/23 (Call 12/15/22)	1,600	1,648,304

Security	Principal (000s)	Value
Series K
4.55%, 03/15/46 (Call 09/15/45)	$2,780	$3,144,958
Series L
3.75%, 07/01/47 (Call 01/01/47)	1,000	1,002,330
Integrys Holding Inc.
4.17%, 11/01/20	850	899,071
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,600	1,641,936
3.70%, 09/15/46 (Call 03/15/46)	1,350	1,340,941
4.70%, 10/15/43 (Call 04/15/43)[d]	150	169,557
6.25%, 07/15/39	40	53,095
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	250	250,440
3.65%, 06/15/24 (Call 03/15/24)	300	310,683
4.05%, 07/01/23 (Call 04/01/23)[d]	150	157,703
5.30%, 07/01/43 (Call 01/01/43)	100	118,579
Jersey Central Power & Light Co.
6.15%, 06/01/37	1,150	1,382,622
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	25	25,621
3.65%, 08/15/25 (Call 05/15/25)	1,000	1,021,810
4.20%, 06/15/47 (Call 12/15/46)	1,100	1,159,543
5.30%, 10/01/41 (Call 04/01/41)	1,570	1,852,992
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	325	336,606
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,025,280
4.38%, 10/01/45 (Call 04/01/45)	1,800	1,970,784

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.13%, 11/01/40 (Call 05/01/40)	$1,081	$1,318,107
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,149,335
4.38%, 10/01/21 (Call 07/01/21)	2,725	2,920,083
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	1,500	1,648,665
4.65%, 11/15/43 (Call 05/15/43)	25	28,066
Series 25
3.30%, 10/01/25 (Call 07/01/25)	1,100	1,134,507
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	600	606,654
3.10%, 05/01/27 (Call 02/01/27)	1,150	1,174,415
3.50%, 10/15/24 (Call 07/15/24)	3,125	3,310,594
3.70%, 09/15/23 (Call 06/15/23)	3,050	3,238,398
3.95%, 08/01/47 (Call 02/01/47)	1,175	1,241,904
4.25%, 05/01/46 (Call 11/01/45)	700	765,282
4.40%, 10/15/44 (Call 04/15/44)	275	307,315
4.80%, 09/15/43 (Call 03/15/43)	520	610,043
5.80%, 10/15/36	628	801,629
Midamerican Funding LLC
6.93%, 03/01/29	548	736,638
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	2,325	2,270,851
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	3,155	3,829,665
7.13%, 03/15/19	1,290	1,391,858
Series R
6.75%, 07/01/37	500	686,025

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	$678	$677,586
2.30%, 04/01/19	2,525	2,544,240
2.40%, 09/15/19 (Call 08/15/19)	920	928,041
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,025,640
3.55%, 05/01/27 (Call 02/01/27)	1,985	2,061,363
3.63%, 06/15/23 (Call 03/15/23)	250	261,070
4.50%, 06/01/21 (Call 03/01/21)	108	115,911
6.00%, 03/01/19	525	556,080
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,701,998
2.20%, 08/15/20 (Call 07/15/20)	490	494,288
2.60%, 05/15/23 (Call 11/15/22)	1,000	1,002,220
3.40%, 08/15/42 (Call 02/15/42)	350	337,974
3.60%, 05/15/46 (Call 11/15/45)	206	205,646
4.00%, 08/15/45 (Call 02/15/45)	670	711,895
4.13%, 05/15/44 (Call 11/15/43)	510	549,663
4.85%, 08/15/40 (Call 02/15/40)	65	75,427
5.35%, 11/01/39	265	332,551
6.25%, 06/01/36	835	1,122,683
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	1,730	1,860,338
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,300	1,307,839
2.70%, 06/01/26 (Call 03/01/26)	1,050	1,027,866
3.20%, 05/15/27 (Call 02/15/27)	1,000	1,022,330

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.25%, 11/15/25 (Call 08/15/25)	$2,270	$2,318,646
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,511,878
5.50%, 03/15/40	100	126,494
Oglethorpe Power Corp.
4.20%, 12/01/42	150	146,529
4.25%, 04/01/46 (Call 10/01/45)	1,650	1,632,691
4.55%, 06/01/44	2,133	2,196,307
5.38%, 11/01/40	820	952,733
6.10%, 03/15/19	700	741,846
Ohio Edison Co.
6.88%, 07/15/36	640	870,016
8.25%, 10/15/38	900	1,350,297
Ohio Power Co.
6.05%, 05/01/18	250	256,775
Series G
6.60%, 02/15/33	30	38,931
Series M
5.38%, 10/01/21	458	513,349
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	1,000	1,026,010
4.15%, 04/01/47 (Call 10/01/46)	900	961,983
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	7,585	7,604,493
2.95%, 04/01/25 (Call 01/01/25)	100	100,527
3.75%, 04/01/45 (Call 10/01/44)	15	15,118
4.10%, 06/01/22 (Call 03/01/22)	525	560,637
4.55%, 12/01/41 (Call 06/01/41)	445	499,188
5.25%, 09/30/40	765	934,218
5.30%, 06/01/42 (Call 12/01/41)	1,453	1,796,111
6.80%, 09/01/18	300	314,118
7.00%, 09/01/22	3,448	4,165,839
7.00%, 05/01/32	200	279,766

Security	Principal (000s)	Value
7.25%, 01/15/33	$545	$772,020
7.50%, 09/01/38	1,244	1,890,544
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	225	225,848
2.95%, 03/01/26 (Call 12/01/25)	2,225	2,241,443
3.25%, 09/15/21 (Call 06/15/21)	1,250	1,292,150
3.30%, 03/15/27 (Call 12/15/26)	200	205,656
3.40%, 08/15/24 (Call 05/15/24)	3,205	3,347,078
3.50%, 10/01/20 (Call 07/01/20)	4,100	4,274,332
3.50%, 06/15/25 (Call 03/15/25)	6,800	7,123,612
3.75%, 02/15/24 (Call 11/15/23)	1,450	1,543,104
3.85%, 11/15/23 (Call 08/15/23)	200	213,466
4.00%, 12/01/46 (Call 06/01/46)	2,650	2,792,066
4.25%, 05/15/21 (Call 02/15/21)	309	329,351
4.25%, 03/15/46 (Call 09/15/45)	6,040	6,571,158
4.30%, 03/15/45 (Call 09/15/44)	835	916,529
4.45%, 04/15/42 (Call 10/15/41)	55	60,823
4.50%, 12/15/41 (Call 06/15/41)	430	475,989
4.60%, 06/15/43 (Call 12/15/42)	1,585	1,795,139
4.75%, 02/15/44 (Call 08/15/43)	2,215	2,574,051
5.13%, 11/15/43 (Call 05/15/43)	1,200	1,456,632
5.40%, 01/15/40	450	556,574
5.63%, 11/30/17	292	294,751
5.80%, 03/01/37	1,900	2,464,661
6.05%, 03/01/34	5,068	6,605,530

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
6.25%, 03/01/39	$25	$33,809
6.35%, 02/15/38	355	483,375
8.25%, 10/15/18	1,600	1,709,840
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	206,228
3.35%, 07/01/25 (Call 04/01/25)	1,845	1,914,335
3.60%, 04/01/24 (Call 01/01/24)	1,700	1,799,127
3.85%, 06/15/21 (Call 03/15/21)	1,350	1,433,092
4.10%, 02/01/42 (Call 08/01/41)	2,415	2,576,902
6.00%, 01/15/39	715	952,502
6.10%, 08/01/36	165	218,627
6.25%, 10/15/37	124	167,933
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	2,000	1,973,180
2.38%, 09/15/22 (Call 06/15/22)	750	753,368
3.15%, 10/15/25 (Call 07/15/25)	6,400	6,560,000
4.15%, 10/01/44 (Call 04/01/44)	335	362,731
4.80%, 10/15/43 (Call 04/15/43)	1,000	1,163,240
5.95%, 10/01/36	450	589,577
Pennsylvania Electric Co.
6.15%, 10/01/38	100	122,752
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,280,016
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	3,500	3,721,515
4.15%, 03/15/43 (Call 09/15/42)	1,250	1,333,075
7.90%, 12/15/38	525	808,390
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,100	1,096,579
3.40%, 06/01/23 (Call 03/01/23)	200	207,582

Security	Principal (000s)	Value
3.95%, 03/15/24 (Call 12/15/23)	$308	$325,935
4.20%, 06/15/22 (Call 03/15/22)	3,498	3,771,089
4.70%, 06/01/43 (Call 12/01/42)	225	245,432
5.00%, 03/15/44 (Call 09/15/43)	2,960	3,402,994
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,200	2,269,806
3.95%, 06/01/47 (Call 12/01/46)	1,750	1,849,942
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,133,643
5.20%, 07/15/41 (Call 01/15/41)	390	471,943
6.25%, 05/15/39	1,500	2,051,490
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	2,141	2,198,036
4.40%, 01/15/21 (Call 10/15/20)	2,150	2,290,889
4.88%, 12/01/19	400	424,336
6.00%, 12/01/39	2,375	3,046,199
7.05%, 03/15/19	1,050	1,128,750
7.75%, 03/01/31	275	394,746
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	1,450	1,482,219
4.15%, 09/15/21 (Call 06/15/21)	1,525	1,613,160
4.30%, 11/15/23 (Call 08/15/23)	80	85,439
5.13%, 04/15/20	50	53,604
8.63%, 04/15/31	1,050	1,396,111
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,250	3,249,090
2.90%, 05/15/25 (Call 11/15/24)	4,100	4,111,521
3.20%, 11/15/20 (Call 05/15/20)	8	8,287

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.55%, 06/15/46 (Call 12/15/45)	$3,606	$3,483,035
3.60%, 09/15/42 (Call 03/15/42)	226	225,082
3.80%, 06/15/47 (Call 12/15/46)	2,950	3,052,837
4.30%, 03/15/44 (Call 09/15/43)	2,730	3,015,148
4.75%, 08/15/41 (Call 02/15/41)	396	453,812
5.13%, 06/01/19	2,350	2,483,174
6.25%, 09/01/37	25	34,151
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,400	1,489,012
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	1,265	1,262,154
2.00%, 08/15/19 (Call 07/15/19)	1,000	1,003,500
2.25%, 09/15/26 (Call 06/15/26)	2,250	2,153,047
2.38%, 05/15/23 (Call 02/15/23)	1,600	1,599,968
3.00%, 05/15/27 (Call 02/15/27)	1,000	1,014,250
3.05%, 11/15/24 (Call 08/15/24)	1,175	1,197,125
3.15%, 08/15/24 (Call 05/15/24)	1,320	1,360,696
3.65%, 09/01/42 (Call 03/01/42)	1,775	1,784,940
3.80%, 01/01/43 (Call 07/01/42)	70	72,125
3.80%, 03/01/46 (Call 09/01/45)[d]	2,730	2,830,764
4.05%, 05/01/45 (Call 11/01/44)	1,130	1,194,048
4.15%, 11/01/45 (Call 05/01/45)	1,025	1,111,582
5.38%, 11/01/39	925	1,146,297
5.50%, 03/01/40	21	26,646
5.80%, 05/01/37	183	236,890

Security	Principal (000s)	Value
Series I
1.80%, 06/01/19 (Call 05/01/19)	$190	$189,808
4.00%, 06/01/44 (Call 12/01/43)	1,270	1,326,934
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	2,000	1,970,320
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	8,733	8,985,908
5.63%, 07/15/22 (Call 04/15/22)	450	505,764
6.00%, 09/01/21	400	451,720
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	5	5,522
4.43%, 11/15/41 (Call 05/15/41)	1,650	1,808,697
5.76%, 10/01/39	565	719,646
5.76%, 07/15/40	200	253,840
5.80%, 03/15/40	465	602,752
6.27%, 03/15/37	500	670,435
7.02%, 12/01/27	65	85,281
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,650	1,618,782
3.00%, 08/15/21	300	310,692
3.95%, 11/15/41	2,125	2,175,554
4.30%, 04/01/42 (Call 10/01/41)	20	21,675
4.50%, 08/15/40	126	142,818
6.00%, 06/01/26	455	559,573
6.00%, 06/01/39	500	668,490
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	1,000	1,060,180
Series RRR
3.75%, 06/01/47 (Call 12/01/46)	2,350	2,415,847
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	240	249,931

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 05/15/21 (Call 02/15/21)	$2,000	$2,118,280
6.25%, 04/01/20	3,000	3,260,490
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	4,420	4,337,390
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	3,475	3,645,831
4.35%, 02/01/42 (Call 08/01/41)	1,074	1,152,477
4.50%, 06/01/64 (Call 12/01/63)	215	233,518
4.60%, 06/15/43 (Call 12/15/42)	320	356,275
5.10%, 06/01/65 (Call 12/01/64)	25	29,920
5.25%, 11/01/18	200	207,342
5.30%, 05/15/33	15	17,652
5.45%, 02/01/41 (Call 08/01/40)	515	634,944
6.05%, 01/15/38	1,250	1,624,175
6.50%, 11/01/18	50	52,556
Southern California Edison Co.
1.85%, 02/01/22	248	245,084
3.88%, 06/01/21 (Call 03/01/21)	2,900	3,083,048
4.00%, 04/01/47 (Call 10/01/46)	1,550	1,667,397
4.05%, 03/15/42 (Call 09/15/41)	200	214,648
4.50%, 09/01/40 (Call 03/01/40)	440	500,773
4.65%, 10/01/43 (Call 04/01/43)	3,326	3,883,604
5.50%, 03/15/40	752	960,342
5.63%, 02/01/36	425	535,402
5.75%, 04/01/35	200	253,010
6.00%, 01/15/34	25	32,316
6.05%, 03/15/39	4,927	6,675,395
Series 05-E
5.35%, 07/15/35	850	1,035,972

Security	Principal (000s)	Value
Series 06-E
5.55%, 01/15/37	$315	$396,821
Series 08-A
5.95%, 02/01/38	375	495,566
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	265	277,638
Series C
3.60%, 02/01/45 (Call 08/01/44)	1,900	1,902,470
Southern Co. (The)
1.85%, 07/01/19	2,844	2,845,536
2.15%, 09/01/19 (Call 08/01/19)	2,450	2,458,428
2.35%, 07/01/21 (Call 06/01/21)	3,995	3,996,878
2.75%, 06/15/20 (Call 05/15/20)	6,945	7,067,301
2.95%, 07/01/23 (Call 05/01/23)	3,615	3,663,694
3.25%, 07/01/26 (Call 04/01/26)	7,040	7,016,205
4.25%, 07/01/36 (Call 01/01/36)	1,591	1,654,895
4.40%, 07/01/46 (Call 01/01/46)	4,345	4,522,450
Series B
VRN, (3 mo. LIBOR US + 3.630%)
5.50%, 03/15/57 (Call 03/15/22)[e]	500	529,660
Southern Power Co.
1.95%, 12/15/19	2,025	2,021,071
2.38%, 06/01/20 (Call 05/01/20)	520	522,985
2.50%, 12/15/21 (Call 11/15/21)	2,200	2,209,592
4.15%, 12/01/25 (Call 09/01/25)	2,750	2,909,032
5.15%, 09/15/41	1,675	1,820,206
5.25%, 07/15/43	250	274,603
Series F
4.95%, 12/15/46 (Call 06/15/46)	500	536,015

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	$840	$873,810
3.90%, 04/01/45 (Call 10/01/44)	2,242	2,262,873
6.45%, 01/15/19	375	396,870
Series K
2.75%, 10/01/26 (Call 07/01/26)	1,500	1,467,945
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	250	240,133
3.70%, 08/15/47 (Call 02/15/47)	1,500	1,519,095
4.50%, 08/15/41 (Call 02/15/41)	525	590,189
6.00%, 10/01/36	75	93,855
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	800	838,232
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	4,620	4,653,403
4.10%, 06/15/42 (Call 12/15/41)	341	356,059
4.20%, 05/15/45 (Call 11/15/44)	25	25,602
4.35%, 05/15/44 (Call 11/15/43)	1,710	1,852,443
6.10%, 05/15/18	150	154,283
6.15%, 05/15/37	14	17,662
TECO Finance Inc.
5.15%, 03/15/20	375	398,453
Toledo Edison Co. (The)
6.15%, 05/15/37	3,305	4,172,133
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,700	1,734,238
6.50%, 03/15/40	125	124,626
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	75	74,687

Security	Principal (000s)	Value
5.15%, 11/15/21 (Call 08/15/21)	$1,680	$1,821,271
UIL Holdings Corp.
4.63%, 10/01/20	800	850,920
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,850	1,861,969
3.50%, 04/15/24 (Call 01/15/24)	1,700	1,784,915
3.65%, 04/15/45 (Call 10/15/44)	200	201,974
3.90%, 09/15/42 (Call 03/15/42)	260	273,338
6.70%, 02/01/19	225	239,679
8.45%, 03/15/39	25	40,737
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	100	101,406
2.95%, 01/15/22 (Call 10/15/21)	800	823,544
2.95%, 11/15/26 (Call 08/15/26)	635	637,229
3.10%, 05/15/25 (Call 02/15/25)	1,000	1,019,290
3.45%, 02/15/24 (Call 11/15/23)	200	208,724
4.00%, 01/15/43 (Call 07/15/42)	240	250,867
4.00%, 11/15/46 (Call 05/15/46)	240	252,713
4.20%, 05/15/45 (Call 11/15/44)	895	965,043
4.45%, 02/15/44 (Call 08/15/43)	411	456,995
6.35%, 11/30/37	650	882,635
8.88%, 11/15/38	2,437	4,160,836
Series A
3.15%, 01/15/26 (Call 10/15/25)	870	889,723
3.50%, 03/15/27 (Call 12/15/26)	400	418,600
6.00%, 05/15/37	1,005	1,327,283
Series B
6.00%, 01/15/36	525	679,649

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series D
4.65%, 08/15/43 (Call 02/15/43)	$2,955	$3,381,347
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	340	344,172
3.55%, 06/15/25 (Call 03/15/25)	1,655	1,723,699
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,250	1,224,513
3.10%, 04/01/27 (Call 01/01/27)	1,350	1,373,760
3.25%, 12/01/25 (Call 09/01/25)	1,375	1,404,741
4.10%, 04/01/43 (Call 10/01/42)	260	278,694
4.13%, 03/01/42 (Call 09/01/41)	607	646,067
4.25%, 12/01/45 (Call 06/01/45)	2,490	2,719,080
4.63%, 09/01/43 (Call 03/01/43)	400	453,008
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,185,282
3.10%, 06/01/25 (Call 03/01/25)	2,095	2,139,540
3.65%, 12/15/42 (Call 06/15/42)	15	14,689
4.25%, 12/15/19	100	105,197
4.25%, 06/01/44 (Call 12/01/43)	480	515,842
4.30%, 12/15/45 (Call 06/15/45)	1,215	1,319,271
5.70%, 12/01/36	140	177,465
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	3,350	3,512,977
5.00%, 07/15/19	50	52,797
6.38%, 08/15/37	65	88,202
Wisconsin Public Service Corp.
1.65%, 12/04/18	2,090	2,090,731
3.67%, 12/01/42	93	92,184

Security	Principal (000s)	Value
4.75%, 11/01/44 (Call 05/01/44)	$340	$400,982
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	2,150	2,169,543
2.60%, 03/15/22 (Call 02/15/22)	1,500	1,519,710
3.30%, 06/01/25 (Call 12/01/24)	700	718,053
3.35%, 12/01/26 (Call 06/01/26)	2,100	2,156,469
4.70%, 05/15/20 (Call 11/15/19)	200	211,728
4.80%, 09/15/41 (Call 03/15/41)	65	72,844
6.50%, 07/01/36	350	467,828

		900,345,885
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	3,205	3,321,630
4.25%, 11/15/20	1,825	1,953,170
5.25%, 11/15/39	1,250	1,511,637
6.00%, 08/15/32	15	19,272
6.13%, 04/15/39	35	46,143
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,400	1,430,576
Legrand France SA
8.50%, 02/15/25	1,050	1,375,962

		9,658,390
ELECTRONICS — 0.17%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	1,470	1,437,616
3.20%, 10/01/22 (Call 07/01/22)	350	359,198
3.88%, 07/15/23 (Call 04/15/23)	3,100	3,249,792
5.00%, 07/15/20	569	610,935
Amphenol Corp.
2.20%, 04/01/20	600	602,934
2.55%, 01/30/19 (Call 12/30/18)	675	680,758

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.13%, 09/15/21 (Call 08/15/21)	$1,075	$1,104,896
3.20%, 04/01/24 (Call 02/01/24)	935	954,392
4.00%, 02/01/22 (Call 11/01/21)	400	424,584
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	2,250	2,313,607
3.88%, 01/12/28 (Call 10/12/27)	1,185	1,196,400
4.00%, 04/01/25 (Call 01/01/25)	2,035	2,099,265
4.50%, 03/01/23 (Call 12/01/22)	950	1,012,662
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	900	943,884
4.88%, 12/01/22	3,150	3,370,090
5.88%, 06/15/20	200	215,924
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	1,925	1,960,843
3.70%, 11/15/23 (Call 08/15/23)	175	183,852
4.70%, 03/15/37	150	160,034
4.75%, 03/15/42	2,500	2,714,300
5.75%, 08/15/40	2,114	2,558,278
6.63%, 05/15/19	1,250	1,345,550
Flex Ltd.
4.63%, 02/15/20	3,695	3,888,138
4.75%, 06/15/25 (Call 03/15/25)	1,050	1,150,863
5.00%, 02/15/23	150	165,081
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	1,150	1,170,516
Fortive Corp.
1.80%, 06/15/19	1,460	1,457,314
2.35%, 06/15/21 (Call 05/15/21)	1,290	1,293,870
3.15%, 06/15/26 (Call 03/15/26)	5,550	5,608,164

Security	Principal (000s)	Value
4.30%, 06/15/46 (Call 12/15/45)	$1,535	$1,625,626
Honeywell International Inc.
1.40%, 10/30/19	530	526,947
1.85%, 11/01/21 (Call 10/01/21)	2,750	2,728,275
2.50%, 11/01/26 (Call 08/01/26)	3,235	3,142,350
4.25%, 03/01/21	2,600	2,799,264
5.38%, 03/01/41	1,112	1,403,166
5.70%, 03/15/36	375	480,236
5.70%, 03/15/37	935	1,202,849
Jabil Inc.
4.70%, 09/15/22	315	339,028
5.63%, 12/15/20	1,450	1,568,016
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	25	25,488
4.55%, 10/30/24 (Call 07/30/24)	2,310	2,465,879
4.60%, 04/06/27 (Call 01/06/27)	2,750	2,932,077
Koninklijke Philips NV
3.75%, 03/15/22	4,340	4,598,968
5.00%, 03/15/42	2,503	2,814,849
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	2,650	2,895,840
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	750	767,655
4.95%, 02/15/27 (Call 11/16/26)	880	945,490
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	600	648,036
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	555	558,491
2.38%, 12/17/18 (Call 11/17/18)	570	573,169
3.13%, 08/15/27 (Call 05/15/27)	395	398,294

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.45%, 08/01/24 (Call 05/01/24)	$425	$444,308
3.70%, 02/15/26 (Call 11/15/25)	675	709,904
4.88%, 01/15/21	65	70,164
6.55%, 10/01/17	2,800	2,809,240
7.13%, 10/01/37	25	36,105

		83,743,454
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	3,615	3,724,137
4.38%, 05/08/42	1,115	1,223,367
Fluor Corp.
3.38%, 09/15/21	1,400	1,458,492
3.50%, 12/15/24 (Call 09/15/24)	2,465	2,545,654

		8,951,650
ENVIRONMENTAL CONTROL — 0.05%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,455	1,447,390
3.20%, 03/15/25 (Call 12/15/24)	2,200	2,244,770
3.55%, 06/01/22 (Call 03/01/22)	1,888	1,976,340
3.80%, 05/15/18	500	507,060
4.75%, 05/15/23 (Call 02/15/23)	1,900	2,119,374
5.00%, 03/01/20	350	375,207
5.25%, 11/15/21	598	665,747
5.50%, 09/15/19	1,950	2,088,938
Waste Management Holdings Inc.
7.10%, 08/01/26	200	261,730
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	250	249,165
2.90%, 09/15/22 (Call 06/15/22)	700	719,516
3.13%, 03/01/25 (Call 12/01/24)	1,985	2,031,588
3.50%, 05/15/24 (Call 02/15/24)	3,450	3,620,395

Security	Principal (000s)	Value
3.90%, 03/01/35 (Call 09/01/34)	$1,250	$1,313,350
4.10%, 03/01/45 (Call 09/01/44)	2,523	2,685,809
4.75%, 06/30/20	508	546,994
6.13%, 11/30/39	250	329,533

		23,182,906
FOOD — 0.40%
Ahold Finance USA LLC
6.88%, 05/01/29	310	394,407
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,540	1,579,085
3.80%, 08/02/42	165	160,855
4.25%, 04/15/21	2,425	2,592,228
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,760	1,805,461
3.25%, 09/15/22	4,263	4,375,245
7.00%, 10/01/28	515	657,114
7.13%, 10/01/26	349	437,632
8.25%, 09/15/30	60	83,602
Delhaize America LLC
9.00%, 04/15/31	15	21,969
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	1,050	1,047,942
4.38%, 04/01/22 (Call 01/01/22)	250	270,033
General Mills Inc.
1.40%, 10/20/17	1,012	1,011,818
3.15%, 12/15/21 (Call 09/15/21)	605	626,248
3.20%, 02/10/27 (Call 11/10/26)	1,250	1,257,038
3.65%, 02/15/24 (Call 11/15/23)	2,325	2,454,223
4.15%, 02/15/43 (Call 08/15/42)	345	349,909
5.40%, 06/15/40	3,380	3,992,321
5.65%, 02/15/19	2,559	2,697,391
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	2,115	2,013,924
4.13%, 12/01/20	1,510	1,614,024

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	$1,910	$1,911,452
4.63%, 11/01/20	1,500	1,607,400
JM Smucker Co. (The)
2.50%, 03/15/20	2,265	2,293,041
3.50%, 03/15/25	4,085	4,238,024
4.25%, 03/15/35	1,945	2,065,454
4.38%, 03/15/45	524	559,297
Kellogg Co.
2.65%, 12/01/23	2,100	2,105,607
3.25%, 05/21/18	1,800	1,820,232
3.25%, 04/01/26	875	883,829
4.00%, 12/15/20	1,600	1,701,568
4.15%, 11/15/19	350	366,286
4.50%, 04/01/46	710	744,804
Series B
7.45%, 04/01/31	2,900	3,996,490
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	215	253,186
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	1,200	1,221,504
3.00%, 06/01/26 (Call 03/01/26)	4,408	4,251,560
3.50%, 06/06/22	11,593	12,045,475
3.50%, 07/15/22 (Call 05/15/22)	3,591	3,724,154
3.95%, 07/15/25 (Call 04/15/25)	5,420	5,610,838
4.38%, 06/01/46 (Call 12/01/45)	4,945	4,816,826
5.00%, 07/15/35 (Call 01/15/35)	7,005	7,634,749
5.00%, 06/04/42	4,723	4,997,170
5.20%, 07/15/45 (Call 01/15/45)	4,714	5,122,939
5.38%, 02/10/20	3,160	3,416,813
6.50%, 02/09/40	2,515	3,156,526
6.88%, 01/26/39	4,780	6,191,247
Kroger Co. (The)
1.50%, 09/30/19	1,100	1,088,791
2.30%, 01/15/19 (Call 12/15/18)	2,568	2,580,326

Security	Principal (000s)	Value
2.60%, 02/01/21 (Call 01/01/21)	$1,935	$1,949,551
2.65%, 10/15/26 (Call 07/15/26)[d]	2,550	2,376,421
2.80%, 08/01/22 (Call 07/01/22)	570	573,899
2.95%, 11/01/21 (Call 10/01/21)	2,736	2,784,728
3.30%, 01/15/21 (Call 12/15/20)	400	412,148
3.70%, 08/01/27 (Call 05/01/27)	350	351,264
3.85%, 08/01/23 (Call 05/01/23)	2,440	2,556,705
3.88%, 10/15/46 (Call 04/15/46)	1,650	1,460,712
4.00%, 02/01/24 (Call 11/01/23)	3,280	3,445,509
4.45%, 02/01/47 (Call 08/01/46)	1,700	1,640,279
4.65%, 01/15/48 (Call 07/15/47)	600	595,074
5.00%, 04/15/42 (Call 10/15/41)	400	410,880
5.15%, 08/01/43 (Call 02/01/43)	135	145,280
5.40%, 07/15/40 (Call 01/15/40)	3,265	3,522,772
6.15%, 01/15/20	390	426,371
6.90%, 04/15/38	2,658	3,354,183
7.50%, 04/01/31	685	915,393
8.00%, 09/15/29	260	351,962
Series B
7.70%, 06/01/29	1,250	1,650,987
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	890	898,535
3.15%, 08/15/24 (Call 06/15/24)	2,000	2,035,820
3.40%, 08/15/27 (Call 05/15/27)	2,000	2,028,640
4.20%, 08/15/47 (Call 02/15/47)	2,100	2,183,496

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Sysco Corp.
1.90%, 04/01/19	$2,810	$2,811,517
2.50%, 07/15/21 (Call 06/15/21)	913	922,167
2.60%, 10/01/20 (Call 09/01/20)	1,325	1,345,352
2.60%, 06/12/22	1,825	1,840,567
3.25%, 07/15/27 (Call 04/15/27)	6,750	6,806,700
3.30%, 07/15/26 (Call 04/15/26)	1,535	1,551,102
3.75%, 10/01/25 (Call 07/01/25)	1,520	1,595,559
4.50%, 04/01/46 (Call 10/01/45)	855	914,568
4.85%, 10/01/45 (Call 04/01/45)	1,935	2,159,305
5.38%, 09/21/35	1,900	2,257,181
6.63%, 03/17/39	1,543	2,041,266
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	725	725,885
2.65%, 08/15/19 (Call 07/15/19)	6,145	6,224,270
3.55%, 06/02/27 (Call 03/02/27)	3,300	3,376,857
3.95%, 08/15/24 (Call 05/15/24)	2,206	2,347,471
4.50%, 06/15/22 (Call 03/15/22)	4,143	4,509,448
4.55%, 06/02/47 (Call 12/02/46)	250	268,553
4.88%, 08/15/34 (Call 02/15/34)	2,500	2,786,275
5.15%, 08/15/44 (Call 02/15/44)	375	429,420
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	280	326,021

		201,158,150

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.06%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	$625	$662,469
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,150	1,215,516
6.75%, 02/15/44 (Call 08/15/43)	415	462,816
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,065	1,133,788
Georgia-Pacific LLC
7.38%, 12/01/25	750	973,350
7.75%, 11/15/29	775	1,096,300
8.00%, 01/15/24	40	51,942
8.88%, 05/15/31	1,050	1,661,236
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	3,150	3,066,997
3.65%, 06/15/24 (Call 03/15/24)	3,555	3,709,003
3.80%, 01/15/26 (Call 10/15/25)	1,875	1,950,075
4.35%, 08/15/48 (Call 02/15/48)	1,200	1,216,944
4.40%, 08/15/47 (Call 02/15/47)	3,165	3,224,724
4.75%, 02/15/22 (Call 11/15/21)	515	564,826
4.80%, 06/15/44 (Call 12/15/43)	559	598,432
5.00%, 09/15/35 (Call 03/15/35)	25	27,941
5.15%, 05/15/46 (Call 11/15/45)	2,350	2,650,565
6.00%, 11/15/41 (Call 05/15/41)	1,625	2,001,090
7.30%, 11/15/39	3,037	4,213,837
8.70%, 06/15/38	720	1,084,666

		31,566,517

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
GAS — 0.16%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	$905	$915,055
4.13%, 10/15/44 (Call 04/15/44)	450	485,033
4.15%, 01/15/43 (Call 07/15/42)	1,775	1,899,871
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,727,994
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	650	663,195
4.50%, 01/15/21 (Call 10/15/20)	3,015	3,191,739
5.85%, 01/15/41 (Call 07/15/40)	608	760,717
6.00%, 05/15/18	1,220	1,253,806
6.63%, 11/01/37	345	460,071
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	325	328,107
2.80%, 11/15/20 (Call 10/15/20)	3,240	3,300,912
3.55%, 11/01/23 (Call 08/01/23)	1,525	1,577,063
4.60%, 12/15/44 (Call 06/15/44)	300	320,445
4.80%, 11/01/43 (Call 05/01/43)	3,435	3,745,077
KeySpan Corp.
5.80%, 04/01/35	870	1,067,673
8.00%, 11/15/30	425	583,057
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	3,450	3,523,726
4.90%, 12/01/21 (Call 09/01/21)	700	750,722
5.20%, 07/15/25 (Call 04/15/25)	1,050	1,137,139

Security	Principal (000s)	Value
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	$1,180	$1,208,804
3.85%, 02/15/23 (Call 11/15/22)	130	136,868
4.38%, 05/15/47 (Call 11/15/46)	1,000	1,069,070
4.80%, 02/15/44 (Call 08/15/43)	515	577,500
5.25%, 02/15/43 (Call 08/15/42)	325	382,782
5.65%, 02/01/45 (Call 08/01/44)	927	1,146,588
5.80%, 02/01/42 (Call 08/01/41)	2,100	2,568,678
5.95%, 06/15/41 (Call 12/15/40)	1,905	2,384,869
6.25%, 12/15/40	500	638,490
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	825	826,889
3.61%, 02/01/24 (Call 11/01/23)	483	508,401
4.66%, 02/01/44 (Call 08/01/43)	446	500,448
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	1,400	1,348,844
4.10%, 09/18/34 (Call 03/18/34)	910	939,721
4.65%, 08/01/43 (Call 02/01/43)	695	777,900
Sempra Energy
1.63%, 10/07/19	1,085	1,079,423
2.40%, 03/15/20 (Call 02/15/20)	1,080	1,089,515
2.85%, 11/15/20 (Call 10/15/20)	3,200	3,265,760
2.88%, 10/01/22 (Call 07/01/22)	150	151,970
3.25%, 06/15/27 (Call 03/15/27)	2,000	1,995,220

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.55%, 06/15/24 (Call 03/15/24)	$200	$206,694
3.75%, 11/15/25 (Call 08/15/25)	2,400	2,500,776
4.05%, 12/01/23 (Call 09/01/23)	265	282,729
6.00%, 10/15/39	1,980	2,523,114
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	2,700	2,658,987
3.15%, 09/15/24 (Call 06/15/24)	4,475	4,637,398
3.20%, 06/15/25 (Call 03/15/25)	400	412,952
4.45%, 03/15/44 (Call 09/15/43)	1,740	1,955,777
5.13%, 11/15/40	1,800	2,175,786
Series KK
5.75%, 11/15/35	50	62,957
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,750	1,720,355
3.25%, 06/15/26 (Call 03/15/26)	1,000	996,920
3.50%, 09/15/21 (Call 06/15/21)	775	804,512
3.95%, 10/01/46 (Call 04/01/46)	1,600	1,564,144
4.40%, 06/01/43 (Call 12/01/42)	855	893,783
4.40%, 05/30/47 (Call 11/30/46)	610	641,110
5.25%, 08/15/19	1,000	1,060,540
5.88%, 03/15/41 (Call 09/15/40)	2,995	3,701,461
6.00%, 10/01/34	15	18,048
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	780	764,790

		80,871,975
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	4,905	4,944,240

Security	Principal (000s)	Value
3.88%, 02/15/22 (Call 11/15/21)	$600	$610,650
Snap-On Inc.
3.25%, 03/01/27 (Call 12/01/26)	1,500	1,543,875
Stanley Black & Decker Inc.
1.62%, 11/17/18	630	629,194
2.45%, 11/17/18	300	302,721
2.90%, 11/01/22	300	307,146
3.40%, 12/01/21 (Call 09/01/21)	950	995,562
5.20%, 09/01/40	1,685	1,965,148

		11,298,536
HEALTH CARE – PRODUCTS — 0.47%
Abbott Laboratories
2.00%, 09/15/18	1,940	1,944,753
2.00%, 03/15/20	2,050	2,054,264
2.35%, 11/22/19	4,100	4,135,834
2.55%, 03/15/22	2,964	2,963,140
2.80%, 09/15/20 (Call 08/15/20)	2,255	2,292,613
2.90%, 11/30/21 (Call 10/30/21)	6,550	6,662,987
2.95%, 03/15/25 (Call 12/15/24)	2,315	2,286,549
3.25%, 04/15/23 (Call 01/15/23)	165	169,567
3.40%, 11/30/23 (Call 09/30/23)	3,750	3,862,312
3.75%, 11/30/26 (Call 08/30/26)	5,650	5,832,551
3.88%, 09/15/25 (Call 06/15/25)	1,020	1,064,543
4.13%, 05/27/20	1,700	1,794,656
4.75%, 11/30/36 (Call 05/30/36)	5,650	6,203,813
4.75%, 04/15/43 (Call 10/15/42)	1,987	2,143,615
4.90%, 11/30/46 (Call 05/30/46)	5,850	6,540,124
5.13%, 04/01/19	2,882	3,025,812
5.30%, 05/27/40	1,995	2,288,704
6.00%, 04/01/39	1,545	1,890,663
6.15%, 11/30/37	1,100	1,373,845

108	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	$1,145	$1,121,860
2.60%, 08/15/26 (Call 05/15/26)	2,690	2,607,632
3.50%, 08/15/46 (Call 02/15/46)	2,065	1,892,263
6.25%, 12/01/37	500	642,970
Becton Dickinson and Co.
2.40%, 06/05/20	1,000	1,005,400
2.68%, 12/15/19	1,215	1,232,496
2.89%, 06/06/22 (Call 05/06/22)	1,850	1,858,714
3.13%, 11/08/21	3,100	3,177,655
3.25%, 11/12/20	2,196	2,263,417
3.70%, 06/06/27 (Call 03/06/27)	1,250	1,268,863
3.73%, 12/15/24 (Call 09/15/24)	2,158	2,229,840
4.67%, 06/06/47 (Call 12/06/46)	3,500	3,664,080
4.69%, 12/15/44 (Call 06/15/44)	3,415	3,590,804
4.88%, 05/15/44 (Call 11/15/43)	460	483,593
5.00%, 11/12/40	3,687	4,037,671
6.00%, 05/15/39	525	616,938
Boston Scientific Corp.
2.65%, 10/01/18	2,950	2,978,762
2.85%, 05/15/20	1,715	1,745,716
3.85%, 05/15/25	3,350	3,503,061
4.13%, 10/01/23 (Call 07/01/23)	775	827,375
6.00%, 01/15/20	2,575	2,805,900
7.38%, 01/15/40	1,240	1,696,022
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	4,511	4,694,959
4.20%, 06/15/20	650	689,390
6.00%, 10/15/17	2,285	2,295,694
Danaher Corp.
1.65%, 09/15/18	575	575,201

Security	Principal (000s)	Value
2.40%, 09/15/20 (Call 08/15/20)	$200	$203,226
3.35%, 09/15/25 (Call 06/15/25)	100	105,172
4.38%, 09/15/45 (Call 03/15/45)	3,030	3,382,268
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,600	1,615,776
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	2,967	3,191,454
6.00%, 03/01/20	2,956	3,221,301
Medtronic Global Holdings SCA
1.70%, 03/28/19	2,675	2,677,541
3.35%, 04/01/27 (Call 01/01/27)	2,051	2,119,585
Medtronic Inc.
2.50%, 03/15/20	1,675	1,703,525
2.75%, 04/01/23 (Call 01/01/23)	1,299	1,324,889
3.13%, 03/15/22 (Call 12/15/21)	782	810,699
3.15%, 03/15/22	4,175	4,350,893
3.50%, 03/15/25	18,800	19,804,860
3.63%, 03/15/24 (Call 12/15/23)	1,825	1,941,472
4.13%, 03/15/21 (Call 12/15/20)	1,800	1,919,070
4.38%, 03/15/35	5,101	5,645,430
4.45%, 03/15/20	500	532,125
4.50%, 03/15/42 (Call 09/15/41)	3,750	4,121,325
4.63%, 03/15/44 (Call 09/15/43)	2,501	2,823,204
4.63%, 03/15/45	7,910	8,980,777
5.55%, 03/15/40	540	670,772
6.50%, 03/15/39	693	954,129
Stryker Corp.
2.00%, 03/08/19	100	100,338
2.63%, 03/15/21 (Call 02/15/21)	4,455	4,544,189
3.38%, 05/15/24 (Call 02/15/24)	2,050	2,127,326

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.38%, 11/01/25 (Call 08/01/25)	$1,420	$1,467,499
3.50%, 03/15/26 (Call 12/15/25)	1,399	1,454,848
4.10%, 04/01/43 (Call 10/01/42)	2,850	2,876,306
4.38%, 01/15/20	370	390,235
4.38%, 05/15/44 (Call 11/15/43)	1,050	1,108,779
4.63%, 03/15/46 (Call 09/15/45)	2,891	3,191,462
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	2,335	2,351,368
2.95%, 09/19/26 (Call 06/19/26)	3,620	3,583,981
3.00%, 04/15/23 (Call 02/15/23)	305	311,536
3.15%, 01/15/23 (Call 10/15/22)	1,275	1,311,937
3.20%, 08/15/27 (Call 05/15/27)	1,150	1,150,633
3.60%, 08/15/21 (Call 05/15/21)	2,600	2,722,278
3.65%, 12/15/25 (Call 09/15/25)	1,675	1,750,275
4.10%, 08/15/47 (Call 02/15/47)	1,150	1,158,372
4.15%, 02/01/24 (Call 11/01/23)	1,767	1,902,122
4.50%, 03/01/21	2,845	3,060,196
4.70%, 05/01/20	200	213,482
5.30%, 02/01/44 (Call 08/01/43)	3,240	3,834,832
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	4,400	4,454,208
3.15%, 04/01/22 (Call 02/01/22)	250	255,435
3.38%, 11/30/21 (Call 08/30/21)	825	848,603
3.55%, 04/01/25 (Call 01/01/25)	2,350	2,387,906
4.25%, 08/15/35 (Call 02/15/35)	1,158	1,149,813

Security	Principal (000s)	Value
5.75%, 11/30/39	$50	$58,579

		233,902,652
HEALTH CARE – SERVICES — 0.46%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	1,148	1,147,908
2.20%, 03/15/19 (Call 02/15/19)	2,650	2,665,449
2.75%, 11/15/22 (Call 08/15/22)	2,315	2,348,660
2.80%, 06/15/23 (Call 04/15/23)	3,135	3,179,736
3.50%, 11/15/24 (Call 08/15/24)	5,255	5,500,356
3.88%, 08/15/47 (Call 02/15/47)	795	812,291
4.13%, 06/01/21 (Call 03/01/21)	2,050	2,178,576
4.13%, 11/15/42 (Call 05/15/42)	300	314,784
4.50%, 05/15/42 (Call 11/15/41)	1,150	1,270,324
4.75%, 03/15/44 (Call 09/15/43)	3,625	4,176,000
6.63%, 06/15/36	2,251	3,079,976
6.75%, 12/15/37	55	77,193
AHS Hospital Corp.
5.02%, 07/01/45	381	461,761
Anthem Inc.
2.25%, 08/15/19	4,245	4,272,890
3.13%, 05/15/22	4,990	5,142,295
3.30%, 01/15/23	6,415	6,643,182
3.50%, 08/15/24 (Call 05/15/24)	1,375	1,430,894
3.70%, 08/15/21 (Call 05/15/21)	400	419,204
4.35%, 08/15/20	1,900	2,022,284
4.63%, 05/15/42	3,304	3,611,272
4.65%, 01/15/43	511	561,364
4.65%, 08/15/44 (Call 02/15/44)	2,290	2,518,450
4.85%, 08/15/54 (Call 02/15/54)	1,300	1,443,884

110	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.10%, 01/15/44	$1,220	$1,425,106
5.85%, 01/15/36	2,230	2,744,283
6.38%, 06/15/37	1,744	2,279,286
7.00%, 02/15/19	1,600	1,714,128
Ascension Health
4.85%, 11/15/53	4,080	4,785,310
Catholic Health Initiatives
2.95%, 11/01/22	1,000	985,560
4.35%, 11/01/42	3,000	2,849,100
Children’s Hospital Corp. (The) Series 2017
4.12%, 01/01/47 (Call 07/01/46)	1,500	1,608,810
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	3,650	3,727,599
4.38%, 12/15/20 (Call 09/15/20)	2,400	2,552,616
4.50%, 03/15/21 (Call 12/15/20)	3,900	4,175,106
5.38%, 02/15/42 (Call 08/15/41)	1,975	2,408,986
5.88%, 03/15/41 (Call 09/15/40)	5,049	6,468,324
6.15%, 11/15/36	125	160,464
7.88%, 05/15/27	25	33,831
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,900	2,099,823
Dignity Health
2.64%, 11/01/19	400	405,032
5.27%, 11/01/64	580	620,177
Duke University Health System Inc. Series 2017
3.92%, 06/01/47 (Call 12/01/46)	1,036	1,082,610
Howard Hughes Medical Institute
3.50%, 09/01/23	5,186	5,497,575
Humana Inc.
2.63%, 10/01/19	215	217,784
3.15%, 12/01/22 (Call 09/01/22)	355	363,989

Security	Principal (000s)	Value
3.85%, 10/01/24 (Call 07/01/24)	$1,850	$1,956,171
3.95%, 03/15/27 (Call 12/15/26)	2,540	2,692,197
4.63%, 12/01/42 (Call 06/01/42)	4,285	4,710,972
4.80%, 03/15/47 (Call 09/15/46)	2,100	2,370,879
4.95%, 10/01/44 (Call 04/01/44)	2,120	2,435,732
8.15%, 06/15/38	30	44,507
Johns Hopkins Health System Corp. (The)
3.84%, 05/15/46	310	318,789
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	2,000	2,036,160
3.50%, 04/01/22	600	630,066
4.88%, 04/01/42	586	696,297
Laboratory Corp. of America Holdings
2.50%, 11/01/18	75	75,514
2.63%, 02/01/20	260	263,289
3.60%, 02/01/25 (Call 11/01/24)	850	879,333
3.75%, 08/23/22 (Call 05/23/22)	600	628,740
4.00%, 11/01/23 (Call 08/01/23)	500	529,175
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,777,970
4.70%, 02/01/45 (Call 08/01/44)	3,495	3,697,535
Mayo Clinic Series 2016
4.13%, 11/15/52	2,005	2,128,989
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,050	1,098,027
Series 2015
4.20%, 07/01/55	60	63,891

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
New York-Presbyterian Hospital (The)
4.02%, 08/01/45	$2,500	$2,605,950
4.06%, 08/01/56	250	258,295
Northwell Healthcare Inc.
6.15%, 11/01/43	2,000	2,646,080
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,794
2.70%, 04/01/19	3,500	3,544,205
3.50%, 03/30/25 (Call 12/30/24)	25	25,880
4.25%, 04/01/24 (Call 01/01/24)	2,750	2,968,212
4.70%, 04/01/21	2,125	2,291,345
4.70%, 03/30/45 (Call 09/30/44)	690	736,982
RWJ Barnabas Health Inc.
3.95%, 07/01/46 (Call 07/01/45)	600	609,642
Texas Health Resources
4.33%, 11/15/55	25	27,156
UnitedHealth Group Inc.
1.40%, 10/15/17	141	140,982
1.63%, 03/15/19	250	249,808
1.70%, 02/15/19	2,065	2,067,354
2.13%, 03/15/21	6,595	6,619,797
2.30%, 12/15/19	5,160	5,217,534
2.70%, 07/15/20	2,453	2,513,074
2.75%, 02/15/23 (Call 11/15/22)	3,130	3,181,739
2.88%, 12/15/21	1,850	1,906,221
2.88%, 03/15/22 (Call 12/15/21)	1,146	1,177,171
2.88%, 03/15/23	3,000	3,070,560
3.10%, 03/15/26	6,400	6,512,064
3.35%, 07/15/22	2,400	2,523,744
3.38%, 04/15/27	2,050	2,125,132
3.45%, 01/15/27	1,225	1,276,866
3.75%, 07/15/25	10,218	10,877,368
3.88%, 10/15/20 (Call 07/15/20)	250	263,830
3.95%, 10/15/42 (Call 04/15/42)	1,400	1,446,816

Security	Principal (000s)	Value
4.20%, 01/15/47 (Call 07/15/46)	$2,300	$2,474,823
4.25%, 03/15/43 (Call 09/15/42)	1,965	2,118,663
4.25%, 04/15/47 (Call 10/15/46)	2,052	2,227,959
4.38%, 03/15/42 (Call 09/15/41)	55	60,009
4.63%, 07/15/35	590	677,721
4.63%, 11/15/41 (Call 05/15/41)	2,236	2,532,359
4.70%, 02/15/21 (Call 11/15/20)	540	584,793
4.75%, 07/15/45	4,853	5,654,085
5.70%, 10/15/40 (Call 04/15/40)	1,025	1,301,360
5.80%, 03/15/36	515	657,753
5.95%, 02/15/41 (Call 08/15/40)	1,075	1,405,337
6.50%, 06/15/37	1,481	2,045,350
6.63%, 11/15/37	825	1,164,578
6.88%, 02/15/38	3,986	5,748,888

		229,156,744
HOLDING COMPANIES – DIVERSIFIED — 0.03%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	1,725	1,751,651
3.88%, 01/15/20 (Call 12/15/19)	1,500	1,542,855
4.88%, 11/30/18	500	516,545
FS Investment Corp.
4.00%, 07/15/19	250	254,810
4.75%, 05/15/22 (Call 04/15/22)	2,000	2,092,760
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	2,675	2,869,365
6.63%, 10/23/43 (Call 07/23/43)	2,010	2,177,996
Prospect Capital Corp.
5.00%, 07/15/19	1,600	1,653,472
5.88%, 03/15/23	1,550	1,618,743

		14,478,197

112	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
HOME BUILDERS — 0.02%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	$2,700	$2,756,565
4.75%, 02/15/23 (Call 11/15/22)	1,100	1,200,331
5.75%, 08/15/23 (Call 05/15/23)	2,500	2,875,300
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	900	949,338

		7,781,534
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	2,000	2,065,460
Whirlpool Corp.
3.70%, 03/01/23[d]	1,850	1,927,496
3.70%, 05/01/25	1,100	1,150,138
4.50%, 06/01/46 (Call 12/01/45)	1,140	1,209,677
4.70%, 06/01/22	500	548,345
4.85%, 06/15/21	2,160	2,356,668

		9,257,784
HOUSEHOLD PRODUCTS & WARES — 0.06%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	500	506,135
2.45%, 08/01/22 (Call 07/01/22)	885	886,372
2.88%, 10/01/22	1,000	1,018,210
3.15%, 08/01/27 (Call 05/01/27)	1,450	1,454,596
3.95%, 08/01/47 (Call 02/01/47)	925	930,337
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,151,018
3.80%, 11/15/21	1,800	1,904,418
5.95%, 10/15/17	50	50,237
Kimberly-Clark Corp.
1.40%, 02/15/19	772	770,904
1.85%, 03/01/20	565	566,503

Security	Principal (000s)	Value
1.90%, 05/22/19	$3,775	$3,793,950
2.15%, 08/15/20	810	816,828
2.65%, 03/01/25	1,923	1,918,866
2.75%, 02/15/26	910	916,434
3.05%, 08/15/25	2,100	2,162,055
3.20%, 07/30/46 (Call 01/30/46)	2,060	1,907,581
3.70%, 06/01/43	50	49,443
3.88%, 03/01/21	750	797,370
3.90%, 05/04/47 (Call 11/04/46)	2,300	2,384,939
5.30%, 03/01/41	1,000	1,243,010
6.63%, 08/01/37	160	228,424
7.50%, 11/01/18	3,228	3,443,663

		28,901,293
HOUSEWARES — 0.06%
Newell Brands Inc.
2.15%, 10/15/18	1,980	1,987,385
2.60%, 03/29/19	129	130,413
2.88%, 12/01/19 (Call 11/01/19)	420	427,732
3.15%, 04/01/21 (Call 03/01/21)	387	398,091
3.85%, 04/01/23 (Call 02/01/23)	3,224	3,413,958
3.90%, 11/01/25 (Call 08/01/25)	850	891,395
4.00%, 06/15/22 (Call 03/15/22)	2,850	3,017,837
4.20%, 04/01/26 (Call 01/01/26)	2,835	3,022,989
5.38%, 04/01/36 (Call 10/01/35)	255	298,947
5.50%, 04/01/46 (Call 10/01/45)	10,585	12,677,655
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	3,173	3,387,304

		29,653,706
INSURANCE — 0.82%
ACE Capital Trust II
9.70%, 04/01/30	500	754,135

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Aflac Inc.
2.40%, 03/16/20	$400	$404,728
3.25%, 03/17/25	5,000	5,142,300
3.63%, 06/15/23	200	212,194
3.63%, 11/15/24	3,020	3,200,415
4.00%, 02/15/22	800	858,704
4.00%, 10/15/46 (Call 04/15/46)	855	866,696
6.45%, 08/15/40	50	66,314
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	810	868,020
4.95%, 06/27/22	1,770	1,950,434
5.63%, 09/15/20	500	547,690
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	1,026,520
5.50%, 11/15/20	825	895,612
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	1,905	1,962,150
4.20%, 12/15/46 (Call 06/15/46)	735	782,915
4.50%, 06/15/43	2,336	2,601,113
5.35%, 06/01/33	1,015	1,185,693
5.55%, 05/09/35	3,859	4,763,627
5.95%, 04/01/36	38	49,069
7.45%, 05/16/19	1,000	1,090,200
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[e]	840	923,975
Alterra Finance LLC
6.25%, 09/30/20	1,400	1,556,660
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	1,600	1,616,944
4.50%, 06/15/47 (Call 12/15/46)	1,250	1,313,363

Security	Principal (000s)	Value
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	$7,060	$7,114,009
3.30%, 03/01/21 (Call 02/01/21)	2,705	2,798,891
3.38%, 08/15/20	2,975	3,088,377
3.75%, 07/10/25 (Call 04/10/25)	1,173	1,218,219
3.88%, 01/15/35 (Call 07/15/34)	5,620	5,538,679
3.90%, 04/01/26 (Call 01/01/26)	3,570	3,729,186
4.13%, 02/15/24	2,790	2,987,002
4.38%, 01/15/55 (Call 07/15/54)	2,448	2,410,325
4.50%, 07/16/44 (Call 01/16/44)	7,498	7,815,915
4.70%, 07/10/35 (Call 01/10/35)	1,050	1,143,482
4.80%, 07/10/45 (Call 01/10/45)	3,450	3,760,431
4.88%, 06/01/22	10,011	11,075,670
6.25%, 05/01/36	2,500	3,182,650
6.40%, 12/15/20	580	655,452
VRN, (3 mo. LIBOR US + 4.195%)
8.18%, 05/15/68 (Call 05/15/38)[e]	2,700	3,679,533
Aon Corp.
5.00%, 09/30/20	1,100	1,190,618
8.21%, 01/01/27	140	182,882
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	6,467	6,701,299
3.88%, 12/15/25 (Call 09/15/25)	1,150	1,224,037
4.00%, 11/27/23 (Call 08/27/23)	1,750	1,883,665
4.25%, 12/12/42	1,220	1,224,465
4.45%, 05/24/43 (Call 02/24/43)	25	25,801
4.60%, 06/14/44 (Call 03/14/44)	1,160	1,248,891

114	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 05/15/45 (Call 11/15/44)	$280	$307,756
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	580	610,885
5.03%, 12/15/46 (Call 06/15/46)	600	680,154
Arch Capital Group Ltd.
7.35%, 05/01/34	25	33,757
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	912	1,044,021
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	750	812,205
6.00%, 12/15/20	675	742,966
Assurant Inc.
4.00%, 03/15/23	2,020	2,116,920
6.75%, 02/15/34	725	903,568
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	765	838,907
AXA SA
8.60%, 12/15/30	2,780	4,014,403
AXIS Specialty Finance PLC
2.65%, 04/01/19	75	75,502
5.15%, 04/01/45	315	345,382
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	750	749,183
1.30%, 08/15/19	1,462	1,453,579
1.70%, 03/15/19	5,550	5,568,814
2.90%, 10/15/20	150	155,213
3.00%, 05/15/22	2,850	2,967,705
4.25%, 01/15/21[d]	7,850	8,469,836
4.30%, 05/15/43[d]	590	643,956
4.40%, 05/15/42	6,105	6,719,896
5.40%, 05/15/18[d]	8,000	8,215,040
5.75%, 01/15/40	1,480	1,913,403
Berkshire Hathaway Inc.
2.10%, 08/14/19	5,750	5,801,865
2.20%, 03/15/21 (Call 02/15/21)	735	743,475
2.75%, 03/15/23 (Call 01/15/23)	1,800	1,840,392

Security	Principal (000s)	Value
3.13%, 03/15/26 (Call 12/15/25)	$3,454	$3,532,682
4.50%, 02/11/43	1,900	2,128,988
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[c]	3,600	3,562,344
4.70%, 06/22/47 (Call 12/22/46)[c]	1,750	1,720,267
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	265	281,327
Chubb Corp. (The)
6.00%, 05/11/37	3,165	4,172,483
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	565	570,226
2.88%, 11/03/22 (Call 09/03/22)	920	943,874
3.15%, 03/15/25	1,775	1,826,972
3.35%, 05/03/26 (Call 02/03/26)	1,085	1,124,451
4.15%, 03/13/43	2,165	2,321,508
4.35%, 11/03/45 (Call 05/03/45)	6,675	7,386,154
5.90%, 06/15/19	2,000	2,143,440
6.70%, 05/15/36	15	20,971
Cincinnati Financial Corp.
6.92%, 05/15/28	125	163,293
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	955	957,120
3.95%, 05/15/24 (Call 02/15/24)	2,200	2,311,320
4.50%, 03/01/26 (Call 12/01/25)	3,450	3,753,979
5.75%, 08/15/21	150	167,505
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	195	245,575
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	86	91,427
Fidelity National Financial Inc.
5.50%, 09/01/22	3,600	3,948,588

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
First American Financial Corp.
4.60%, 11/15/24	$1,000	$1,038,600
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	301	316,222
5.13%, 04/15/22	2,285	2,552,642
5.50%, 03/30/20	126	136,450
5.95%, 10/15/36	1,025	1,289,276
6.00%, 01/15/19	1,250	1,318,100
6.10%, 10/01/41	1,230	1,610,611
6.63%, 03/30/40	815	1,119,215
VRN, (3 mo. LIBOR US + 4.603%)
8.13%, 06/15/68 (Call 06/15/18)[e]	500	520,205
Lincoln National Corp.
3.35%, 03/09/25	845	859,247
3.63%, 12/12/26 (Call 09/15/26)	2,715	2,783,391
4.20%, 03/15/22	4,310	4,603,640
4.85%, 06/24/21	350	381,203
6.15%, 04/07/36	15	18,456
6.30%, 10/09/37	40	50,399
7.00%, 06/15/40	1,125	1,528,110
8.75%, 07/01/19	1,425	1,592,580
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,900	1,911,856
3.75%, 04/01/26 (Call 01/01/26)[d]	1,720	1,804,658
4.13%, 05/15/43 (Call 11/15/42)	1,750	1,772,505
Manulife Financial Corp.
4.15%, 03/04/26	3,630	3,899,491
5.38%, 03/04/46	3,350	4,151,119
Markel Corp.
4.90%, 07/01/22	1,558	1,704,452
5.00%, 03/30/43	10	11,057
5.00%, 04/05/46	1,360	1,514,482
5.35%, 06/01/21	1,900	2,081,982
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,605	1,618,225

Security	Principal (000s)	Value
2.35%, 03/06/20 (Call 02/06/20)	$2,325	$2,347,645
2.75%, 01/30/22 (Call 12/30/21)	825	839,974
3.30%, 03/14/23 (Call 01/14/23)	1,165	1,207,371
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,303,988
3.50%, 03/10/25 (Call 12/10/24)	10	10,428
3.75%, 03/14/26 (Call 12/14/25)	345	364,841
4.35%, 01/30/47 (Call 07/30/46)	305	330,913
5.88%, 08/01/33	15	18,815
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	250	256,143
MetLife Inc.
3.00%, 03/01/25	1,697	1,720,198
3.05%, 12/15/22	500	516,585
3.60%, 04/10/24	5,921	6,243,694
3.60%, 11/13/25 (Call 08/13/25)	800	844,608
4.05%, 03/01/45	2,485	2,537,160
4.13%, 08/13/42	500	515,335
4.60%, 05/13/46 (Call 11/13/45)	705	781,782
4.72%, 12/15/44	2,718	3,060,821
4.75%, 02/08/21	4,350	4,738,368
4.88%, 11/13/43	1,200	1,373,736
5.70%, 06/15/35	860	1,075,602
5.88%, 02/06/41	5,150	6,587,519
6.40%, 12/15/66 (Call 12/15/31)	4,277	4,930,055
6.50%, 12/15/32	80	105,518
7.72%, 02/15/19	1,700	1,844,670
10.75%, 08/01/69 (Call 08/01/34)	1,365	2,292,831
Series D
4.37%, 09/15/23	1,185	1,300,798
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	2,020	2,185,943

116	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	$1,500	$1,529,400
4.88%, 10/01/24 (Call 09/01/24)	2,500	2,706,550
PartnerRe Finance B LLC
5.50%, 06/01/20	546	593,961
Primerica Inc.
4.75%, 07/15/22	2,650	2,889,162
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	630	633,749
3.30%, 09/15/22	28	29,042
3.40%, 05/15/25 (Call 02/15/25)	1,400	1,446,802
4.30%, 11/15/46 (Call 05/15/46)	505	537,552
4.35%, 05/15/43	100	106,490
4.63%, 09/15/42	15	16,584
6.05%, 10/15/36	2,160	2,780,849
Progressive Corp. (The)
2.45%, 01/15/27	3,170	3,055,278
3.70%, 01/26/45	100	98,968
3.75%, 08/23/21	1,485	1,572,600
4.13%, 04/15/47 (Call 10/15/46)	3,400	3,601,008
4.35%, 04/25/44	1,525	1,663,302
6.25%, 12/01/32	210	276,207
Protective Life Corp.
8.45%, 10/15/39	525	788,660
Prudential Financial Inc.
3.50%, 05/15/24	3,375	3,551,006
4.50%, 11/16/21	1,844	2,007,895
4.60%, 05/15/44	1,905	2,113,940
5.10%, 08/15/43	1,125	1,320,457
5.38%, 06/21/20	863	942,387
5.40%, 06/13/35	40	47,396
5.63%, 05/12/41	1,285	1,592,449
5.70%, 12/14/36	168	208,034
5.80%, 11/16/41	2,125	2,688,507
5.90%, 03/17/36	1,120	1,392,653
6.20%, 11/15/40	1,750	2,295,440
6.63%, 06/21/40	15	20,495
7.38%, 06/15/19	2,850	3,122,260

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)[e]	$1,600	$1,715,552
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)[e]	2,150	2,275,044
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[e]	5,635	6,110,312
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[e]	1,000	1,104,950
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)[e]	600	630,168
Series B
5.75%, 07/15/33	670	813,467
Series D
6.63%, 12/01/37	155	210,550
Reinsurance Group of America Inc.
5.00%, 06/01/21	3,250	3,536,325
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	1,000	1,001,590
Swiss Re America Holding Corp.
7.00%, 02/15/26	510	636,985
Transatlantic Holdings Inc.
8.00%, 11/30/39	1,600	2,200,016
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	750	747,413
3.90%, 11/01/20	2,908	3,072,913
4.00%, 05/30/47 (Call 11/30/46)	1,995	2,070,730
4.30%, 08/25/45 (Call 02/25/45)	2,675	2,912,005
4.60%, 08/01/43	295	333,586

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.35%, 11/01/40	$3,550	$4,390,001
6.25%, 06/15/37	1,325	1,773,698
Travelers Property Casualty Corp.
6.38%, 03/15/33	26	33,918
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	300	308,169
4.40%, 03/15/26 (Call 12/15/25)	300	320,043
4.63%, 08/15/23	1,750	1,882,195
6.13%, 08/15/43	1,000	1,225,660
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	500	508,105
3.88%, 11/05/25[d]	75	77,708
4.00%, 03/15/24	4,060	4,283,584
5.75%, 08/15/42	15	18,131
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,000	1,995,540
3.65%, 06/15/26	1,775	1,801,394
4.80%, 06/15/46	1,385	1,488,764
5.70%, 07/15/43	450	533,079
Willis Towers Watson PLC
5.75%, 03/15/21	1,400	1,543,738
WR Berkley Corp.
4.63%, 03/15/22	1,600	1,738,288
4.75%, 08/01/44	380	401,455
5.38%, 09/15/20	1,000	1,087,930
6.25%, 02/15/37	35	43,489
7.38%, 09/15/19	200	219,874
XLIT Ltd.
2.30%, 12/15/18	225	226,276
4.45%, 03/31/25	1,605	1,681,318
5.25%, 12/15/43	100	114,922
5.50%, 03/31/45	3,670	4,012,998
5.75%, 10/01/21	1,300	1,465,113
6.25%, 05/15/27	375	451,568
6.38%, 11/15/24	690	825,357

		410,638,746

Security	Principal (000s)	Value
INTERNET — 0.21%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	$1,080	$1,079,730
2.50%, 11/28/19 (Call 10/28/19)	4,480	4,524,979
3.13%, 11/28/21 (Call 09/28/21)	750	772,163
3.60%, 11/28/24 (Call 08/28/24)	3,855	4,040,541
4.50%, 11/28/34 (Call 05/28/34)[d]	2,535	2,839,656
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	600	568,410
3.38%, 02/25/24	4,575	4,845,108
3.63%, 05/19/21	7,775	8,266,691
Amazon.com Inc.
1.20%, 11/29/17	2,566	2,564,691
1.90%, 08/21/20[c]	725	727,900
2.40%, 02/22/23 (Call 01/22/23)[c]	885	889,460
2.50%, 11/29/22 (Call 08/29/22)	3,970	4,023,873
2.60%, 12/05/19 (Call 11/05/19)	3,750	3,819,900
2.80%, 08/22/24 (Call 06/22/24)[c]	860	872,608
3.15%, 08/22/27 (Call 05/22/27)[c]	1,805	1,837,418
3.30%, 12/05/21 (Call 10/05/21)	1,350	1,415,434
3.80%, 12/05/24 (Call 09/05/24)	4,415	4,755,087
3.88%, 08/22/37 (Call 02/22/37)[c]	1,045	1,077,583
4.05%, 08/22/47 (Call 02/22/47)[c]	2,565	2,647,260
4.25%, 08/22/57 (Call 02/22/57)[c]	1,000	1,040,140
4.80%, 12/05/34 (Call 06/05/34)	3,010	3,445,126
4.95%, 12/05/44 (Call 06/05/44)	4,356	5,071,734

118	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Baidu Inc.
2.75%, 06/09/19	$3,309	$3,339,079
3.50%, 11/28/22	500	518,805
4.13%, 06/30/25[d]	6,900	7,351,812
eBay Inc.
2.15%, 06/05/20	2,500	2,507,825
2.20%, 08/01/19 (Call 07/01/19)	1,775	1,785,277
2.60%, 07/15/22 (Call 04/15/22)	3,120	3,128,486
2.75%, 01/30/23 (Call 12/30/22)	2,000	2,003,000
2.88%, 08/01/21 (Call 06/01/21)	300	306,291
3.25%, 10/15/20 (Call 07/15/20)	1,550	1,601,367
3.45%, 08/01/24 (Call 05/01/24)	4,025	4,116,448
3.60%, 06/05/27 (Call 03/05/27)	2,000	1,996,780
3.80%, 03/09/22 (Call 02/09/22)	750	790,118
4.00%, 07/15/42 (Call 01/15/42)	3,488	3,169,790
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	1,040	1,111,843
5.00%, 02/15/26 (Call 11/15/25)	1,150	1,268,784
5.95%, 08/15/20	2,600	2,850,978
JD.com Inc.
3.13%, 04/29/21	500	502,865
3.88%, 04/29/26	200	202,136
Priceline Group Inc. (The)
2.75%, 03/15/23 (Call 02/15/23)	1,665	1,674,141
3.55%, 03/15/28 (Call 12/15/27)	1,450	1,463,122
3.60%, 06/01/26 (Call 03/01/26)	1,520	1,556,617
3.65%, 03/15/25 (Call 12/15/24)	1,155	1,192,226

		105,563,282

Security	Principal (000s)	Value
IRON & STEEL — 0.08%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	$2,450	$2,622,505
5.20%, 08/01/43 (Call 02/01/43)	1,335	1,582,936
6.40%, 12/01/37	425	562,556
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	2,920	3,121,334
Vale Overseas Ltd.
4.38%, 01/11/22	4,545	4,793,930
4.63%, 09/15/20	3,525	3,752,644
5.63%, 09/15/19	1,300	1,400,308
5.88%, 06/10/21	2,450	2,716,780
6.25%, 08/10/26	945	1,075,041
6.88%, 11/21/36	5,692	6,508,404
6.88%, 11/10/39	5,745	6,571,016
8.25%, 01/17/34	1,615	2,032,171
Vale SA
5.63%, 09/11/42	3,870	3,947,787

		40,687,412
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	4,650	4,920,955
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,375	2,472,019
4.63%, 07/28/45 (Call 01/28/45)[d]	2,305	2,429,032
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	750	836,085

		10,658,091
LODGING — 0.05%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,865	1,921,789
5.38%, 08/15/21 (Call 05/15/21)	1,175	1,292,817
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	765	779,229

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.00%, 03/01/19 (Call 12/01/18)	$2,866	$2,907,528
3.13%, 02/15/23 (Call 11/15/22)	1,350	1,357,506
3.25%, 09/15/22 (Call 06/15/22)	1,740	1,787,554
3.38%, 10/15/20 (Call 07/15/20)	100	103,293
3.75%, 03/15/25 (Call 12/15/24)	850	888,242
3.75%, 10/01/25 (Call 07/01/25)	1,625	1,699,392
4.50%, 10/01/34 (Call 04/01/34)	840	906,839
6.75%, 05/15/18	900	929,763
Series N
3.13%, 10/15/21 (Call 07/15/21)	1,675	1,720,644
Series R
3.13%, 06/15/26 (Call 03/15/26)	350	350,413
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	875	870,520
4.15%, 04/01/24 (Call 02/01/24)	250	254,748
4.25%, 03/01/22 (Call 12/01/21)	2,475	2,511,234
4.50%, 04/01/27 (Call 01/01/27)	500	507,000
5.10%, 10/01/25 (Call 07/01/25)	2,430	2,570,770
5.63%, 03/01/21	725	767,739

		24,127,020
MACHINERY — 0.23%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	300	298,350
1.70%, 08/09/21	1,100	1,084,600
1.80%, 11/13/18	1,721	1,724,924
1.90%, 03/22/19	2,000	2,007,840
1.93%, 10/01/21	100	99,275
2.00%, 03/05/20	1,900	1,908,094

Security	Principal (000s)	Value
2.10%, 06/09/19	$3,500	$3,524,010
2.10%, 01/10/20	1,500	1,511,550
2.25%, 12/01/19	800	808,312
2.40%, 06/06/22	2,100	2,120,433
2.40%, 08/09/26	1,000	969,370
2.50%, 11/13/20	1,000	1,015,470
2.63%, 03/01/23	750	758,640
2.85%, 06/01/22	600	615,114
3.25%, 12/01/24	1,308	1,360,961
3.30%, 06/09/24	3,000	3,126,840
3.75%, 11/24/23	1,263	1,353,102
7.15%, 02/15/19	5,080	5,474,208
Series G
1.25%, 11/06/17	60	59,977
2.45%, 09/06/18	175	176,451
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	4,660	4,742,529
3.40%, 05/15/24 (Call 02/15/24)	5,703	5,989,348
3.80%, 08/15/42	2,193	2,249,272
3.90%, 05/27/21	2,065	2,209,571
4.30%, 05/15/44 (Call 11/15/43)[d]	1,645	1,816,096
4.75%, 05/15/64 (Call 11/15/63)	5	5,736
5.20%, 05/27/41	2,336	2,864,754
5.30%, 09/15/35	225	271,224
6.05%, 08/15/36	325	424,427
7.90%, 12/15/18	675	727,819
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,128,900
4.88%, 10/01/43 (Call 04/01/43)	350	408,800
7.13%, 03/01/28	18	24,283
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	4,008	4,082,469
3.90%, 06/09/42 (Call 12/09/41)	2,360	2,485,646
4.38%, 10/16/19	1,961	2,070,718
5.38%, 10/16/29	335	413,651
7.13%, 03/03/31	25	35,387

120	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	$2,000	$2,082,520
John Deere Capital Corp.
1.20%, 10/10/17	530	529,889
1.25%, 10/09/19	2,100	2,080,764
1.65%, 10/15/18	575	575,868
1.70%, 01/15/20	50	49,952
1.95%, 12/13/18	150	150,748
1.95%, 01/08/19	2,558	2,573,041
2.05%, 03/10/20	2,450	2,466,905
2.20%, 03/13/20	1,205	1,217,628
2.30%, 09/16/19	2,250	2,276,595
2.38%, 07/14/20	570	578,704
2.55%, 01/08/21	100	101,913
2.65%, 01/06/22	3,135	3,198,390
2.65%, 06/24/24	945	949,876
2.65%, 06/10/26	2,525	2,500,810
2.80%, 03/04/21	4,729	4,850,772
2.80%, 03/06/23	3,700	3,785,729
3.15%, 10/15/21	4,865	5,070,887
3.35%, 06/12/24	2,705	2,833,542
3.90%, 07/12/21	3,350	3,571,937
Series 0014
2.45%, 09/11/20	835	848,118
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,674,826
2.88%, 03/01/25 (Call 12/01/24)	910	914,750
Roper Technologies Inc.
2.05%, 10/01/18	250	250,545
2.80%, 12/15/21 (Call 11/15/21)	325	329,287
3.00%, 12/15/20 (Call 11/15/20)	2,050	2,100,553
3.13%, 11/15/22 (Call 08/15/22)	1,765	1,813,643
3.80%, 12/15/26 (Call 09/15/26)	540	563,166
3.85%, 12/15/25 (Call 09/15/25)	850	892,092
6.25%, 09/01/19	200	216,506

Security	Principal (000s)	Value
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	$700	$697,816
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	95	96,198
4.38%, 11/01/46 (Call 05/01/46)	60	63,836
4.88%, 10/01/21	282	307,837

		115,163,794
MANUFACTURING — 0.37%
3M Co.
1.63%, 06/15/19	950	951,131
1.63%, 09/19/21 (Call 08/19/21)	1,250	1,241,312
2.00%, 08/07/20	1,500	1,515,525
2.00%, 06/26/22	7,306	7,317,543
2.25%, 09/19/26 (Call 06/19/26)	1,100	1,058,013
3.00%, 08/07/25	1,625	1,669,330
3.13%, 09/19/46 (Call 03/19/46)	1,760	1,625,026
3.88%, 06/15/44	2,150	2,248,083
5.70%, 03/15/37	775	1,001,347
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,990	2,058,018
Crane Co.
2.75%, 12/15/18	200	202,110
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,064,490
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	1,028,860
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,401,155
5.38%, 03/01/41 (Call 12/01/40)	1,160	1,433,714
Eaton Corp.
1.50%, 11/02/17	3,550	3,549,467
2.75%, 11/02/22	5,245	5,328,291
4.00%, 11/02/32	3,440	3,655,963
4.15%, 11/02/42	2,399	2,476,176

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
General Electric Co.
2.10%, 12/11/19	$2,500	$2,533,900
2.20%, 01/09/20 (Call 12/09/19)	2,758	2,788,228
2.30%, 01/14/19	3,000	3,029,190
2.70%, 10/09/22	9,225	9,465,680
3.10%, 01/09/23	2,385	2,494,233
3.15%, 09/07/22	591	617,654
3.38%, 03/11/24	5,570	5,878,467
3.45%, 05/15/24 (Call 02/13/24)	1,099	1,162,533
4.13%, 10/09/42	3,121	3,308,322
4.38%, 09/16/20	1,750	1,878,187
4.50%, 03/11/44	5,921	6,614,112
4.63%, 01/07/21	4,501	4,896,728
4.65%, 10/17/21	5,047	5,567,901
5.30%, 02/11/21	1,644	1,820,582
5.50%, 01/08/20	1,082	1,174,673
5.88%, 01/14/38	15,363	20,045,335
6.00%, 08/07/19	149	161,155
6.15%, 08/07/37	2,942	3,912,742
6.88%, 01/10/39	1,162	1,687,294
Series A
5.55%, 05/04/20	225	246,488
6.75%, 03/15/32	15,118	21,172,608
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	2,500	2,594,100
Illinois Tool Works Inc.
1.95%, 03/01/19	250	251,163
2.65%, 11/15/26 (Call 08/15/26)	6,850	6,784,103
3.38%, 09/15/21 (Call 06/15/21)	1,350	1,419,268
3.50%, 03/01/24 (Call 12/01/23)	3,299	3,490,474
3.90%, 09/01/42 (Call 03/01/42)	628	659,193
4.88%, 09/15/41 (Call 03/15/41)	1,760	2,083,118
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	25	25,352
4.25%, 06/15/23	4,424	4,796,103
5.75%, 06/15/43	125	158,621

Security	Principal (000s)	Value
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	$205	$207,671
3.55%, 11/01/24 (Call 08/01/24)	820	855,440
4.65%, 11/01/44 (Call 05/01/44)	250	277,505
Pall Corp.
5.00%, 06/15/20	750	813,540
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)[c]	815	831,724
3.30%, 11/21/24 (Call 08/21/24)	150	156,477
4.10%, 03/01/47 (Call 09/01/46)[c]	1,215	1,268,922
4.20%, 11/21/34 (Call 05/21/34)	4,500	4,816,980
4.45%, 11/21/44 (Call 05/21/44)	35	38,213
Pentair Finance SA
2.65%, 12/01/19	1,635	1,635,654
2.90%, 09/15/18	540	545,206
Textron Inc.
3.65%, 03/01/21	1,280	1,330,010
3.65%, 03/15/27 (Call 12/15/26)	1,630	1,671,076
3.88%, 03/01/25 (Call 12/01/24)	130	135,955
4.00%, 03/15/26 (Call 12/15/25)	2,400	2,527,464
5.95%, 09/21/21 (Call 06/21/21)	1,115	1,249,904
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	1,350	1,364,053

		184,268,855
MEDIA — 0.96%
21st Century Fox America Inc.
3.00%, 09/15/22	4,371	4,471,008
3.38%, 11/15/26 (Call 08/15/26)	1,835	1,857,534

122	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.70%, 10/15/25 (Call 07/15/25)	$2,720	$2,837,395
4.00%, 10/01/23	1,075	1,149,594
4.75%, 09/15/44 (Call 03/15/44)	1,200	1,293,204
4.75%, 11/15/46 (Call 05/15/46)	1,980	2,141,231
4.95%, 10/15/45 (Call 04/15/45)	800	890,600
5.40%, 10/01/43	2,320	2,723,007
6.15%, 03/01/37	425	538,076
6.15%, 02/15/41	2,321	2,966,192
6.20%, 12/15/34	4,897	6,149,163
6.40%, 12/15/35	2,090	2,682,097
6.55%, 03/15/33	2,125	2,711,967
6.65%, 11/15/37	3,030	4,028,082
6.90%, 03/01/19	3,600	3,860,388
6.90%, 08/15/39	625	849,550
7.70%, 10/30/25	10	12,941
7.75%, 12/01/45	1,370	2,080,811
7.85%, 03/01/39	2,430	3,591,346
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	950	956,992
2.50%, 02/15/23 (Call 01/15/23)	2,800	2,787,764
2.90%, 01/15/27 (Call 10/15/26)[d]	5,390	5,166,369
3.38%, 03/01/22 (Call 12/01/21)	2,300	2,391,287
3.38%, 02/15/28 (Call 12/15/27)	5,400	5,328,828
3.50%, 01/15/25 (Call 10/15/24)	1,655	1,689,209
3.70%, 08/15/24 (Call 05/15/24)	3,400	3,539,162
4.00%, 01/15/26 (Call 10/15/25)	1,290	1,352,720
4.30%, 02/15/21 (Call 11/15/20)	850	903,584
4.60%, 01/15/45 (Call 07/15/44)	1,875	1,942,725
4.85%, 07/01/42 (Call 01/01/42)	550	581,306

Security	Principal (000s)	Value
4.90%, 08/15/44 (Call 02/15/44)	$2,149	$2,302,181
5.50%, 05/15/33	1,330	1,488,044
5.75%, 04/15/20	315	343,926
5.90%, 10/15/40 (Call 04/15/40)	750	896,880
7.88%, 07/30/30	1,818	2,531,292
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	2,857	2,929,625
3.75%, 02/15/28 (Call 11/06/27)[c]	6,250	6,103,437
4.46%, 07/23/22 (Call 05/23/22)	4,161	4,401,464
4.91%, 07/23/25 (Call 04/23/25)	5,502	5,889,121
5.38%, 05/01/47 (Call 11/01/46)[c]	2,370	2,409,769
6.38%, 10/23/35 (Call 04/23/35)	5,335	6,101,853
6.48%, 10/23/45 (Call 04/23/45)	8,540	9,836,714
6.83%, 10/23/55 (Call 04/23/55)	4,130	4,812,772
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,530	3,391,465
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	1,195	1,170,992
2.35%, 01/15/27 (Call 10/15/26)	7,410	6,975,255
2.75%, 03/01/23 (Call 02/01/23)	3,180	3,233,329
2.85%, 01/15/23	1,390	1,419,329
3.00%, 02/01/24 (Call 01/01/24)	870	888,566
3.13%, 07/15/22	6,735	7,010,125
3.15%, 03/01/26 (Call 12/01/25)	4,770	4,823,281

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.15%, 02/15/28 (Call 11/15/27)	$1,300	$1,300,520
3.20%, 07/15/36 (Call 01/15/36)	3,131	2,921,160
3.30%, 02/01/27 (Call 11/01/26)	1,525	1,553,045
3.38%, 02/15/25 (Call 11/15/24)	1,580	1,637,180
3.38%, 08/15/25 (Call 05/15/25)	2,500	2,572,825
3.40%, 07/15/46 (Call 01/15/46)[d]	3,782	3,450,772
3.60%, 03/01/24	6,605	6,973,757
4.00%, 08/15/47 (Call 02/15/47)	1,000	1,006,340
4.20%, 08/15/34 (Call 02/15/34)	3,086	3,262,211
4.25%, 01/15/33	7,206	7,679,939
4.40%, 08/15/35 (Call 02/15/35)	2,279	2,464,647
4.50%, 01/15/43	61	64,832
4.60%, 08/15/45 (Call 02/15/45)	6,758	7,339,458
4.65%, 07/15/42	6,654	7,251,063
4.75%, 03/01/44	3,031	3,347,679
5.15%, 03/01/20	4,404	4,763,719
5.65%, 06/15/35	1,405	1,713,763
6.30%, 11/15/17	372	375,463
6.40%, 05/15/38	600	795,834
6.40%, 03/01/40	240	320,664
6.45%, 03/15/37	4,303	5,686,544
6.50%, 11/15/35	2,550	3,351,745
6.55%, 07/01/39	900	1,216,863
6.95%, 08/15/37	4,060	5,632,073
7.05%, 03/15/33	595	817,637
Discovery Communications LLC
3.25%, 04/01/23	116	116,643
3.30%, 05/15/22	2,400	2,432,736
3.45%, 03/15/25 (Call 12/15/24)	336	330,903
4.38%, 06/15/21	2,750	2,914,422
4.88%, 04/01/43	4,993	4,781,846
4.90%, 03/11/26 (Call 12/11/25)	1,335	1,428,009

Security	Principal (000s)	Value
4.95%, 05/15/42	$3,767	$3,678,551
6.35%, 06/01/40	1,150	1,321,753
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	499	539,669
6.13%, 01/31/46 (Call 07/31/45)	2,950	3,463,270
6.63%, 03/18/25[d]	100	120,918
6.63%, 01/15/40	2,045	2,489,951
Historic TW Inc.
6.63%, 05/15/29	3,284	4,093,933
9.15%, 02/01/23	1,850	2,398,025
NBCUniversal Media LLC
2.88%, 01/15/23	2,363	2,415,364
4.38%, 04/01/21	2,650	2,865,206
4.45%, 01/15/43	4,411	4,661,942
5.15%, 04/30/20	6,227	6,763,643
5.95%, 04/01/41	5,138	6,544,425
6.40%, 04/30/40	3,250	4,323,507
RELX Capital Inc.
8.63%, 01/15/19	200	216,892
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	2,300	2,319,504
2.80%, 06/15/20 (Call 05/15/20)	2,325	2,349,994
3.90%, 11/15/24 (Call 08/15/24)	1,025	1,060,906
TCI Communications Inc.
7.13%, 02/15/28	750	995,190
7.88%, 02/15/26	2,040	2,742,413
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	200	203,142
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,906,062
3.95%, 09/30/21 (Call 06/30/21)	2,200	2,318,206
4.30%, 11/23/23 (Call 08/23/23)	1,948	2,094,373
4.50%, 05/23/43 (Call 11/23/42)	1,400	1,452,220

124	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.70%, 10/15/19	$700	$737,723
5.65%, 11/23/43 (Call 05/23/43)	809	974,012
5.85%, 04/15/40	1,000	1,188,590
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,735	2,847,244
4.13%, 02/15/21 (Call 11/15/20)	1,650	1,722,006
4.50%, 09/15/42 (Call 03/15/42)	4,876	4,495,526
5.00%, 02/01/20	1,620	1,719,144
5.50%, 09/01/41 (Call 03/01/41)	2,680	2,753,941
5.88%, 11/15/40 (Call 05/15/40)	2,810	3,005,857
6.55%, 05/01/37	5,253	6,067,005
6.75%, 06/15/39	4,740	5,575,757
7.30%, 07/01/38	1,961	2,429,797
8.25%, 04/01/19	5,403	5,900,184
8.75%, 02/14/19	650	709,495
Time Warner Companies Inc.
6.95%, 01/15/28	705	892,431
7.25%, 10/15/17	11	11,066
Time Warner Entertainment Co. LP
8.38%, 03/15/23	4,550	5,705,472
8.38%, 07/15/33	2,535	3,405,418
Time Warner Inc.
2.10%, 06/01/19	1,876	1,879,677
2.95%, 07/15/26 (Call 04/15/26)	1,375	1,304,655
3.40%, 06/15/22	3,413	3,534,059
3.55%, 06/01/24 (Call 03/01/24)	2,257	2,310,423
3.60%, 07/15/25 (Call 04/15/25)	3,495	3,539,841
3.80%, 02/15/27 (Call 11/15/26)	1,825	1,835,822
3.88%, 01/15/26 (Call 10/15/25)	2,330	2,377,928
4.00%, 01/15/22	8,052	8,513,541
4.05%, 12/15/23	1,150	1,223,623

Security	Principal (000s)	Value
4.65%, 06/01/44 (Call 12/01/43)	$2,990	$2,933,579
4.70%, 01/15/21	1,955	2,103,619
4.75%, 03/29/21	1,562	1,688,912
4.85%, 07/15/45 (Call 01/15/45)	3,050	3,087,728
4.88%, 03/15/20	1,550	1,655,090
4.90%, 06/15/42	1,545	1,565,718
5.35%, 12/15/43	1,270	1,369,822
5.38%, 10/15/41	325	350,048
6.10%, 07/15/40	752	877,155
6.20%, 03/15/40	850	1,002,303
6.25%, 03/29/41	3,840	4,599,782
6.50%, 11/15/36	3,727	4,539,449
7.63%, 04/15/31	2,408	3,329,373
7.70%, 05/01/32	200	281,358
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	4,055	4,058,568
3.45%, 10/04/26 (Call 07/04/26)	1,000	965,990
3.88%, 12/15/21	1,630	1,693,945
3.88%, 04/01/24 (Call 01/01/24)	2,070	2,094,322
4.25%, 09/01/23 (Call 06/01/23)	1,435	1,483,532
4.38%, 03/15/43	4,588	3,935,908
4.50%, 03/01/21	1,750	1,850,765
4.85%, 12/15/34 (Call 06/15/34)	2,246	2,149,063
5.25%, 04/01/44 (Call 10/01/43)	3,883	3,747,406
5.85%, 09/01/43 (Call 03/01/43)	1,506	1,555,668
6.88%, 04/30/36	4,331	4,886,451
Walt Disney Co. (The)
0.88%, 07/12/19	1,385	1,366,746
1.50%, 09/17/18	1,145	1,144,782
1.65%, 01/08/19	300	300,486
1.85%, 05/30/19	530	532,268
1.85%, 07/30/26	2,376	2,203,835
1.95%, 03/04/20	250	251,875
2.15%, 09/17/20	1,750	1,767,115

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.30%, 02/12/21	$790	$801,100
2.35%, 12/01/22	2,653	2,680,459
2.45%, 03/04/22	860	872,702
2.75%, 08/16/21	800	825,232
2.95%, 06/15/27	2,200	2,217,204
3.00%, 02/13/26	3,200	3,256,256
3.00%, 07/30/46	1,685	1,473,398
3.15%, 09/17/25	1,175	1,212,236
3.70%, 12/01/42	4,300	4,272,695
3.75%, 06/01/21	4,480	4,766,003
4.13%, 06/01/44	2,175	2,296,147
4.38%, 08/16/41	2,950	3,211,783
5.50%, 03/15/19	475	502,678
7.00%, 03/01/32	1,300	1,847,183
Series E
4.13%, 12/01/41	2,281	2,407,983

		480,952,860
METAL FABRICATE & HARDWARE — 0.01%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	150	152,164
2.50%, 01/15/23 (Call 10/15/22)	1,640	1,656,646
3.25%, 06/15/25 (Call 03/15/25)	1,500	1,548,060
3.90%, 01/15/43 (Call 07/15/42)	1,440	1,481,760
4.20%, 06/15/35 (Call 12/15/34)	2,100	2,237,508
4.38%, 06/15/45 (Call 12/15/44)	30	33,489
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	500	510,210

		7,619,837
MINING — 0.19%
Barrick Gold Corp.
3.85%, 04/01/22	1,550	1,664,142
4.10%, 05/01/23	626	688,519
5.25%, 04/01/42	2,580	2,983,899
6.45%, 10/15/35	195	236,984

Security	Principal (000s)	Value
Barrick North America Finance LLC
4.40%, 05/30/21	$2,900	$3,136,031
5.70%, 05/30/41	4,699	5,677,285
5.75%, 05/01/43	3,833	4,736,170
7.50%, 09/15/38	1,960	2,608,329
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	2,494	3,069,366
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	4,450	4,603,080
3.85%, 09/30/23	2,525	2,750,659
4.13%, 02/24/42	3,145	3,318,981
5.00%, 09/30/43	6,984	8,258,790
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	500	520,930
3.70%, 03/15/23 (Call 12/15/22)	2,250	2,350,147
5.45%, 06/09/44 (Call 12/09/43)	1,075	1,215,868
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,075	1,117,237
4.88%, 03/15/42 (Call 09/15/41)	490	528,754
5.88%, 04/01/35	745	887,310
6.25%, 10/01/39	6,879	8,655,295
Rio Tinto Alcan Inc.
5.75%, 06/01/35	220	261,098
6.13%, 12/15/33	35	44,227
7.25%, 03/15/31	1,261	1,654,445
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	6,119	6,516,123
5.20%, 11/02/40	5,380	6,442,120
7.13%, 07/15/28	820	1,108,238
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	371	379,173
4.13%, 08/21/42 (Call 02/21/42)	2,250	2,372,107
4.75%, 03/22/42 (Call 09/22/41)	875	998,270

126	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Southern Copper Corp.
3.50%, 11/08/22	$2,150	$2,223,637
3.88%, 04/23/25	200	208,106
5.25%, 11/08/42	2,361	2,492,744
5.88%, 04/23/45	2,145	2,433,267
6.75%, 04/16/40	3,775	4,619,203
7.50%, 07/27/35	2,925	3,790,449
Vale Canada Ltd.
7.20%, 09/15/32	250	271,922
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	161	163,428

		94,986,333
OFFICE & BUSINESS EQUIPMENT — 0.04%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)	2,000	1,998,180
3.88%, 05/15/22 (Call 04/15/22)	1,050	1,061,204
4.63%, 03/15/24 (Call 12/15/23)[d]	4,180	4,290,770
4.75%, 05/15/18	2,213	2,253,542
6.25%, 03/15/19	825	873,881
Xerox Corp.
3.80%, 05/15/24[d]	650	654,251
4.07%, 03/17/22[c]	2,947	3,043,190
4.50%, 05/15/21	3,020	3,187,821
4.80%, 03/01/35	990	920,413
6.75%, 12/15/39	2,760	2,988,197

		21,271,449
OIL & GAS — 1.75%
Anadarko Finance Co.
7.50%, 05/01/31	100	125,928
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	3,650	3,622,953
4.50%, 07/15/44 (Call 01/15/44)	4,520	4,262,360
4.85%, 03/15/21 (Call 02/15/21)	1,300	1,382,095
5.55%, 03/15/26 (Call 12/15/25)[d]	350	390,898
6.20%, 03/15/40	370	419,839

Security	Principal (000s)	Value
6.45%, 09/15/36	$5,946	$6,949,031
6.60%, 03/15/46 (Call 09/15/45)	5,350	6,462,051
6.95%, 06/15/19	500	539,670
8.70%, 03/15/19	1,050	1,149,530
Andeavor
5.13%, 12/15/26 (Call 09/15/26)[c]	250	271,175
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	50	49,137
3.25%, 04/15/22 (Call 01/15/22)	5,250	5,346,495
3.63%, 02/01/21 (Call 11/01/20)	1,785	1,849,046
4.25%, 01/15/44 (Call 07/15/43)	625	581,656
4.75%, 04/15/43 (Call 10/15/42)	7,576	7,525,468
5.10%, 09/01/40 (Call 03/01/40)	2,388	2,486,959
5.25%, 02/01/42 (Call 08/01/41)	20	21,047
6.00%, 01/15/37	1,105	1,277,446
6.90%, 09/15/18	450	472,356
Apache Finance Canada Corp.
7.75%, 12/15/29	1,450	1,914,537
BP Capital Markets PLC
1.38%, 11/06/17	203	202,990
1.38%, 05/10/18	2,494	2,491,905
2.11%, 09/16/21 (Call 08/16/21)	2,195	2,197,458
2.24%, 05/10/19	2,500	2,521,975
2.32%, 02/13/20	8,350	8,444,104
2.50%, 11/06/22	2,900	2,908,207
2.52%, 01/15/20	1,123	1,142,271
2.75%, 05/10/23	2,450	2,466,341
3.02%, 01/16/27 (Call 10/16/26)	2,250	2,242,350
3.06%, 03/17/22	3,690	3,812,397
3.12%, 05/04/26 (Call 02/04/26)	2,030	2,052,736
3.22%, 11/28/23 (Call 09/28/23)	2,250	2,316,150

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.22%, 04/14/24 (Call 02/14/24)	$3,425	$3,524,530
3.25%, 05/06/22	2,975	3,095,993
3.51%, 03/17/25	2,030	2,116,762
3.54%, 11/04/24	3,579	3,729,891
3.56%, 11/01/21	3,720	3,920,396
3.59%, 04/14/27 (Call 01/14/27)	2,900	3,010,055
3.72%, 11/28/28 (Call 08/28/28)	3,475	3,637,109
3.81%, 02/10/24	724	770,075
3.99%, 09/26/23	3,120	3,352,658
4.50%, 10/01/20	3,129	3,365,646
4.74%, 03/11/21	4,966	5,422,077
4.75%, 03/10/19	6,095	6,373,115
Burlington Resources Finance Co.
7.20%, 08/15/31	985	1,327,721
7.40%, 12/01/31	1,634	2,257,649
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	270	270,440
3.45%, 11/15/21 (Call 08/15/21)	150	155,054
3.80%, 04/15/24 (Call 01/15/24)	2,230	2,289,273
3.85%, 06/01/27 (Call 03/01/27)	2,005	2,006,784
3.90%, 02/01/25 (Call 11/01/24)	2,790	2,858,829
4.95%, 06/01/47 (Call 12/01/46)	720	741,838
5.85%, 02/01/35	1,000	1,125,790
6.25%, 03/15/38	4,140	4,874,353
6.45%, 06/30/33	800	935,032
6.50%, 02/15/37	1,430	1,711,853
6.75%, 02/01/39	50	61,293
7.20%, 01/15/32	595	740,846
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	2,300	2,230,241
3.80%, 09/15/23 (Call 06/15/23)	800	798,968

Security	Principal (000s)	Value
4.25%, 04/15/27 (Call 01/15/27)[c,d]	$3,950	$3,823,126
4.45%, 09/15/42 (Call 03/15/42)	750	628,253
5.25%, 06/15/37 (Call 12/15/36)[c]	3,000	2,836,920
5.40%, 06/15/47 (Call 12/15/46)[c]	3,800	3,594,876
5.70%, 10/15/19	3,850	4,058,208
6.75%, 11/15/39	750	810,045
Chevron Corp.
1.34%, 11/09/17	2,100	2,099,853
1.35%, 11/15/17	3,000	2,999,820
1.56%, 05/16/19	1,050	1,049,538
1.79%, 11/16/18	2,868	2,876,977
1.96%, 03/03/20 (Call 02/03/20)	8,045	8,096,649
1.99%, 03/03/20	150	151,083
2.10%, 05/16/21 (Call 04/15/21)	2,120	2,132,508
2.19%, 11/15/19 (Call 10/15/19)	880	889,838
2.36%, 12/05/22 (Call 09/05/22)	4,850	4,879,730
2.41%, 03/03/22 (Call 01/03/22)	6,865	6,952,460
2.42%, 11/17/20 (Call 10/17/20)	7,508	7,634,435
2.43%, 06/24/20 (Call 05/24/20)	5,000	5,089,650
2.50%, 03/03/22 (Call 02/03/22)	1,500	1,524,030
2.57%, 05/16/23 (Call 03/16/23)	2,292	2,321,085
2.95%, 05/16/26 (Call 02/16/26)	3,785	3,824,061
3.19%, 06/24/23 (Call 03/24/23)	3,025	3,162,244
3.33%, 11/17/25 (Call 08/17/25)	2,095	2,185,043
4.95%, 03/03/19	500	524,675
FRN, (3 mo. LIBOR US + 0.410%)
1.73%, 11/15/19[g]	200	201,414

128	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	$250	$254,273
4.38%, 06/01/24 (Call 03/01/24)	3,611	3,830,368
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	1,750	1,748,443
3.00%, 05/09/23	6,850	6,912,540
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	2,150	2,208,974
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	2,200	2,363,702
4.88%, 04/30/44	2,700	3,040,497
Conoco Funding Co.
7.25%, 10/15/31	2,626	3,565,977
ConocoPhillips
5.90%, 10/15/32	1,317	1,610,414
5.90%, 05/15/38	1,455	1,804,011
6.50%, 02/01/39	2,073	2,741,232
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	2,000	2,489,740
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	895	901,489
2.40%, 12/15/22 (Call 09/15/22)	4,050	4,035,906
2.88%, 11/15/21 (Call 09/15/21)	3,815	3,905,911
3.35%, 11/15/24 (Call 08/15/24)	3,050	3,155,194
3.35%, 05/15/25 (Call 02/15/25)[d]	1,863	1,922,914
4.15%, 11/15/34 (Call 05/15/34)	1,205	1,236,764
4.20%, 03/15/21 (Call 02/15/21)	1,130	1,208,512
4.30%, 11/15/44 (Call 05/15/44)	3,170	3,304,725
4.95%, 03/15/26 (Call 12/15/25)	4,390	4,935,326

Security	Principal (000s)	Value
5.95%, 03/15/46 (Call 09/15/45)	$634	$814,310
ConocoPhillips Holding Co.
6.95%, 04/15/29	6,420	8,392,224
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[d]	2,713	2,745,366
4.00%, 07/15/21 (Call 04/15/21)	3,650	3,809,213
4.75%, 05/15/42 (Call 11/15/41)	3,390	3,329,997
5.00%, 06/15/45 (Call 12/15/44)	2,855	2,897,311
5.60%, 07/15/41 (Call 01/15/41)	2,625	2,790,637
5.85%, 12/15/25 (Call 09/15/25)[d]	3,595	4,117,857
7.95%, 04/15/32	2,885	3,804,825
Ecopetrol SA
4.13%, 01/16/25	4,350	4,371,184
4.25%, 09/18/18	1,750	1,790,845
5.38%, 06/26/26 (Call 03/26/26)	1,650	1,758,537
5.88%, 09/18/23	2,200	2,444,266
5.88%, 05/28/45	4,500	4,376,835
7.38%, 09/18/43	5,100	5,768,355
7.63%, 07/23/19	1,875	2,063,812
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	4,190	4,313,647
6.50%, 05/15/19	355	379,520
6.50%, 08/15/34	2,500	2,881,875
6.50%, 02/01/38	1,250	1,450,950
6.63%, 08/15/37	3,050	3,584,512
Eni USA Inc.
7.30%, 11/15/27	15	19,184
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	950	959,757
2.63%, 03/15/23 (Call 12/15/22)	2,385	2,390,271
3.90%, 04/01/35 (Call 10/01/34)	3,825	3,794,744

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.10%, 02/01/21	$2,450	$2,591,634
4.15%, 01/15/26 (Call 10/15/25)	1,700	1,810,398
5.10%, 01/15/36 (Call 07/15/35)	1,225	1,362,359
5.63%, 06/01/19	1,000	1,064,080
EQT Corp.
4.88%, 11/15/21	4,530	4,896,839
8.13%, 06/01/19	200	219,368
Exxon Mobil Corp.
1.71%, 03/01/19	10,445	10,475,813
1.82%, 03/15/19 (Call 02/15/19)	5,289	5,311,531
1.91%, 03/06/20 (Call 02/06/20)	3,371	3,389,743
2.22%, 03/01/21 (Call 02/01/21)	2,593	2,624,894
2.40%, 03/06/22 (Call 01/06/22)	4,233	4,289,680
2.71%, 03/06/25 (Call 12/06/24)	3,200	3,252,000
2.73%, 03/01/23 (Call 01/01/23)	317	324,969
3.04%, 03/01/26 (Call 12/01/25)	4,120	4,231,199
3.18%, 03/15/24 (Call 12/15/23)	1,525	1,592,375
3.57%, 03/06/45 (Call 09/06/44)	7,285	7,160,645
4.11%, 03/01/46 (Call 09/01/45)	5,777	6,189,478
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	690	672,929
4.30%, 04/01/27 (Call 01/01/27)[d]	4,892	4,790,344
5.60%, 02/15/41	5,910	5,760,950
5.80%, 04/01/47 (Call 10/01/46)	1,410	1,407,617
6.00%, 01/15/40	1,335	1,359,284
7.13%, 03/15/33	930	1,049,393
7.30%, 08/15/31	1,046	1,212,366

Security	Principal (000s)	Value
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	$3,142	$3,418,779
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	925	970,714
4.00%, 04/15/24 (Call 01/15/24)[d]	1,090	1,119,376
6.15%, 06/15/19	700	748,153
6.80%, 09/15/37	1,015	1,270,526
7.25%, 12/15/19	3,370	3,739,285
Kerr-McGee Corp.
6.95%, 07/01/24	1,750	2,073,365
7.88%, 09/15/31	50	64,456
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	1,050	1,049,759
2.80%, 11/01/22 (Call 08/01/22)[d]	3,900	3,809,598
3.85%, 06/01/25 (Call 03/01/25)	4,200	4,151,028
4.40%, 07/15/27 (Call 04/15/27)	1,000	1,010,650
5.20%, 06/01/45 (Call 12/01/44)	3,005	2,941,985
6.60%, 10/01/37	1,081	1,196,018
6.80%, 03/15/32	25	28,307
Marathon Petroleum Corp.
2.70%, 12/14/18	1,000	1,009,060
3.40%, 12/15/20 (Call 11/15/20)	1,915	1,981,719
3.63%, 09/15/24 (Call 06/15/24)	950	970,473
4.75%, 09/15/44 (Call 03/15/44)	920	897,046
5.00%, 09/15/54 (Call 03/15/54)	465	442,820
5.13%, 03/01/21	4,600	5,010,550
5.85%, 12/15/45 (Call 06/15/45)	1,765	1,910,312
6.50%, 03/01/41 (Call 09/01/40)	2,500	2,959,650

130	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Nexen Energy ULC
6.20%, 07/30/19	$2,115	$2,252,581
6.40%, 05/15/37	3,534	4,615,757
7.50%, 07/30/39	6,700	9,930,204
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	3,155	3,340,829
4.95%, 08/15/47 (Call 02/15/47)	2,000	2,010,780
5.05%, 11/15/44 (Call 05/15/44)	415	419,287
5.25%, 11/15/43 (Call 05/15/43)	3,990	4,134,478
6.00%, 03/01/41 (Call 09/01/40)	3,675	4,121,917
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	2,284	2,319,082
2.70%, 02/15/23 (Call 11/15/22)	750	756,563
3.00%, 02/15/27 (Call 11/15/26)	1,155	1,146,268
3.13%, 02/15/22 (Call 11/15/21)	6,570	6,817,360
3.40%, 04/15/26 (Call 01/15/26)	2,940	3,015,558
3.50%, 06/15/25 (Call 03/15/25)	2,430	2,514,345
4.10%, 02/15/47 (Call 08/15/46)	4,650	4,736,583
4.40%, 04/15/46 (Call 10/15/45)	3,485	3,699,990
4.63%, 06/15/45 (Call 12/15/44)	1,580	1,724,049
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,870	1,990,746
Petro-Canada
5.35%, 07/15/33	25	28,188
5.95%, 05/15/35	25	30,110
6.05%, 05/15/18	150	154,608
6.80%, 05/15/38	2,595	3,459,213
Petroleos Mexicanos
3.50%, 07/23/20	250	256,395

Security	Principal (000s)	Value
3.50%, 01/30/23	$7,645	$7,578,641
4.25%, 01/15/25	1,250	1,254,325
4.50%, 01/23/26[d]	6,200	6,251,832
4.63%, 09/21/23	5,500	5,735,015
4.88%, 01/24/22	5,520	5,805,163
4.88%, 01/18/24	5,450	5,685,985
5.38%, 03/13/22[c]	250	268,038
5.50%, 02/04/19	5,410	5,659,401
5.50%, 01/21/21	8,471	9,095,567
5.50%, 06/27/44	2,885	2,705,899
5.63%, 01/23/46	11,195	10,545,914
6.00%, 03/05/20	2,700	2,916,756
6.38%, 02/04/21	1,250	1,378,563
6.38%, 01/23/45	6,455	6,659,043
6.50%, 03/13/27[c]	500	560,285
6.50%, 06/02/41	11,269	11,873,356
6.63%, 06/15/35	10,269	11,199,885
6.63%, 06/15/38	2,900	3,098,302
6.75%, 09/21/47	6,711	7,216,271
6.88%, 08/04/26	3,250	3,736,492
Phillips 66
4.30%, 04/01/22	6,038	6,490,488
4.65%, 11/15/34 (Call 05/15/34)	1,015	1,083,624
4.88%, 11/15/44 (Call 05/15/44)	3,320	3,618,667
5.88%, 05/01/42	3,855	4,741,804
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,810	1,869,169
3.95%, 07/15/22 (Call 04/15/22)	6,225	6,569,305
4.45%, 01/15/26 (Call 10/15/25)	1,035	1,115,813
6.88%, 05/01/18	250	257,810
Shell International Finance BV
1.25%, 11/10/17	3,415	3,414,078
1.38%, 05/10/19	2,725	2,716,116
1.38%, 09/12/19	1,600	1,592,480
1.63%, 11/10/18	3,175	3,178,302
1.75%, 09/12/21	1,550	1,533,617
1.88%, 05/10/21	4,098	4,086,198
2.00%, 11/15/18	5,451	5,482,180
2.13%, 05/11/20	8,006	8,088,382

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.25%, 11/10/20	$1,385	$1,400,789
2.25%, 01/06/23	2,440	2,434,266
2.38%, 08/21/22	3,885	3,921,169
2.50%, 09/12/26	5,700	5,558,298
2.88%, 05/10/26	1,950	1,960,062
3.25%, 05/11/25	3,903	4,046,669
3.40%, 08/12/23	1,425	1,500,041
3.63%, 08/21/42	2,215	2,114,439
3.75%, 09/12/46	2,625	2,556,304
4.00%, 05/10/46	3,097	3,136,611
4.13%, 05/11/35	6,315	6,719,097
4.30%, 09/22/19	11,075	11,656,880
4.38%, 03/25/20	3,000	3,194,760
4.38%, 05/11/45	7,655	8,192,151
4.55%, 08/12/43	9,830	10,785,574
5.50%, 03/25/40	1,849	2,287,694
6.38%, 12/15/38	3,229	4,405,228
Statoil ASA
1.15%, 05/15/18	500	498,740
1.95%, 11/08/18	1,200	1,204,992
2.25%, 11/08/19	1,000	1,010,630
2.45%, 01/17/23	804	808,317
2.65%, 01/15/24	1,980	1,984,336
3.15%, 01/23/22	7,150	7,415,622
3.25%, 11/10/24	2	2,072
3.70%, 03/01/24	2,050	2,180,913
3.95%, 05/15/43	3,227	3,268,951
4.80%, 11/08/43	3,365	3,864,770
5.10%, 08/17/40	2,250	2,655,180
5.25%, 04/15/19	10,760	11,358,794
7.15%, 01/15/29	600	811,212
7.75%, 06/15/23	500	636,950
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	1,035	1,068,741
6.50%, 06/15/38	6,653	8,642,314
6.85%, 06/01/39	1,766	2,371,120
Tosco Corp.
7.80%, 01/01/27	2,200	2,881,186
8.13%, 02/15/30	725	1,018,922
Total Capital Canada Ltd.
2.75%, 07/15/23	569	579,862
Total Capital International SA
2.10%, 06/19/19	3,760	3,792,148

Security	Principal (000s)	Value
2.13%, 01/10/19	$1,365	$1,374,732
2.70%, 01/25/23	3,250	3,311,100
2.75%, 06/19/21	3,845	3,956,274
2.88%, 02/17/22	3,325	3,419,696
3.75%, 04/10/24	3,400	3,629,228
Total Capital SA
4.13%, 01/28/21	50	53,526
4.45%, 06/24/20	7,400	7,944,270
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	4,112	4,085,190
3.65%, 03/15/25	600	616,032
4.90%, 03/15/45	425	451,711
6.13%, 02/01/20	384	419,451
6.63%, 06/15/37	7,886	9,839,126
7.50%, 04/15/32	865	1,138,522
9.38%, 03/15/19	1,919	2,126,866
10.50%, 03/15/39	325	535,902
XTO Energy Inc.
6.75%, 08/01/37	525	736,523

		879,091,426
OIL & GAS SERVICES — 0.10%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	3,450	3,567,024
5.13%, 09/15/40	995	1,163,772
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	382	394,690
3.50%, 08/01/23 (Call 05/01/23)	4,058	4,222,308
3.80%, 11/15/25 (Call 08/15/25)	7,518	7,769,327
4.50%, 11/15/41 (Call 05/15/41)	2,246	2,278,836
4.75%, 08/01/43 (Call 02/01/43)	1,301	1,360,339
4.85%, 11/15/35 (Call 05/15/35)	645	699,586
5.00%, 11/15/45 (Call 05/15/45)	7,193	7,790,379
6.70%, 09/15/38	770	995,818
7.45%, 09/15/39	3,018	4,183,944

132	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$5,569	$5,444,867
3.95%, 12/01/42 (Call 06/01/42)	2,315	1,962,750
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	2,000	1,984,740
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	3,515	3,746,463
TechnipFMC PLC
2.00%, 10/01/17[c]	50	49,990
3.45%, 10/01/22 (Call 07/01/22)[c]	2,025	2,033,080

		49,647,913
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	1,075	1,054,650
4.50%, 10/15/21 (Call 07/15/21)	1,500	1,609,065
6.80%, 08/01/19	525	570,685
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	400	413,948
3.90%, 06/15/22 (Call 03/15/22)	750	792,015
4.50%, 11/01/23 (Call 08/01/23)	2,000	2,181,980
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	820	866,355
5.75%, 11/01/40 (Call 05/01/40)	3,003	3,593,870
WestRock MWV LLC
7.95%, 02/15/31	975	1,384,588
8.20%, 01/15/30	40	57,212
WestRock RKT Co.
3.50%, 03/01/20	500	514,815
4.00%, 03/01/23 (Call 12/01/22)	900	956,898

Security	Principal (000s)	Value
4.90%, 03/01/22	$1,575	$1,729,492

		15,725,573
PHARMACEUTICALS — 1.20%
AbbVie Inc.
1.80%, 05/14/18	4,145	4,149,518
2.00%, 11/06/18	5,350	5,368,778
2.30%, 05/14/21 (Call 04/14/21)	1,020	1,022,377
2.50%, 05/14/20 (Call 04/14/20)	5,630	5,702,008
2.85%, 05/14/23 (Call 03/14/23)	4,475	4,516,573
2.90%, 11/06/22	9,368	9,524,071
3.20%, 11/06/22 (Call 09/06/22)	8,506	8,769,686
3.20%, 05/14/26 (Call 02/14/26)	3,480	3,480,592
3.60%, 05/14/25 (Call 02/14/25)	3,296	3,406,713
4.30%, 05/14/36 (Call 11/14/35)	1,810	1,893,151
4.40%, 11/06/42	4,999	5,188,562
4.45%, 05/14/46 (Call 11/14/45)	3,210	3,362,956
4.50%, 05/14/35 (Call 11/14/34)	13,625	14,573,027
4.70%, 05/14/45 (Call 11/14/44)	8,860	9,576,065
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	5,450	5,595,133
6.13%, 08/15/19	857	924,789
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	9,963	10,163,456
3.45%, 03/15/22 (Call 01/15/22)	5,045	5,242,108
3.80%, 03/15/25 (Call 12/15/24)	10,919	11,415,705
3.85%, 06/15/24 (Call 03/15/24)	3,085	3,253,996
4.55%, 03/15/35 (Call 09/15/34)	10,249	11,015,933

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 03/15/45 (Call 09/15/44)	$2,405	$2,627,414
4.85%, 06/15/44 (Call 12/15/43)	2,780	3,064,811
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	4,400	4,409,856
3.38%, 09/15/20	5,647	5,834,537
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	2,750	2,843,995
3.50%, 11/15/21 (Call 08/15/21)	60	62,674
4.25%, 03/01/45 (Call 09/01/44)	75	76,369
4.88%, 11/15/19	300	318,957
AstraZeneca PLC
1.75%, 11/16/18	3,500	3,499,860
1.95%, 09/18/19	365	365,084
2.38%, 11/16/20	2,850	2,872,401
2.38%, 06/12/22 (Call 05/12/22)	2,500	2,492,825
3.13%, 06/12/27 (Call 03/12/27)	1,600	1,596,464
3.38%, 11/16/25	5,775	5,904,244
4.00%, 09/18/42	1,455	1,448,540
4.38%, 11/16/45	2,990	3,136,331
6.45%, 09/15/37	10,383	13,758,825
Bristol-Myers Squibb Co.
1.60%, 02/27/19	805	804,839
1.75%, 03/01/19	400	401,144
2.00%, 08/01/22	5,461	5,436,207
3.25%, 11/01/23	1,950	2,048,709
3.25%, 02/27/27	1,665	1,719,662
3.25%, 08/01/42	2,100	1,957,788
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	2,050	2,060,229
3.08%, 06/15/24 (Call 04/15/24)	2,200	2,232,384
3.20%, 06/15/22	2,850	2,937,694
3.41%, 06/15/27 (Call 03/15/27)	1,850	1,871,812

Security	Principal (000s)	Value
3.50%, 11/15/24 (Call 08/15/24)	$1,000	$1,033,920
3.75%, 09/15/25 (Call 06/15/25)	1,040	1,093,196
4.37%, 06/15/47 (Call 12/15/46)	2,500	2,576,625
4.50%, 11/15/44 (Call 05/15/44)	2,100	2,172,975
4.60%, 03/15/43	1,599	1,672,250
4.90%, 09/15/45 (Call 03/15/45)	562	625,107
Eli Lilly & Co.
1.95%, 03/15/19	2,690	2,707,216
2.35%, 05/15/22	260	262,647
2.75%, 06/01/25 (Call 03/01/25)	875	885,063
3.10%, 05/15/27 (Call 02/15/27)	2,405	2,461,253
3.70%, 03/01/45 (Call 09/01/44)	1,050	1,056,122
3.95%, 05/15/47 (Call 11/15/46)	1,305	1,377,075
5.50%, 03/15/27	700	848,953
5.55%, 03/15/37	3,223	4,068,167
Express Scripts Holding Co.
2.25%, 06/15/19	2,946	2,960,288
3.00%, 07/15/23 (Call 05/15/23)	750	755,813
3.30%, 02/25/21 (Call 01/25/21)	450	464,931
3.40%, 03/01/27 (Call 12/01/26)	5,500	5,473,050
3.50%, 06/15/24 (Call 03/15/24)	1,350	1,384,938
3.90%, 02/15/22	5,254	5,545,702
4.50%, 02/25/26 (Call 11/27/25)[d]	4,855	5,230,291
4.75%, 11/15/21	2,850	3,105,616
4.80%, 07/15/46 (Call 01/15/46)	700	736,127
6.13%, 11/15/41	3,445	4,191,153
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,551	1,591,667
4.20%, 03/18/43	810	880,446

134	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.65%, 05/15/18	$6,544	$6,735,281
6.38%, 05/15/38	7,325	10,089,821
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	8,620	8,852,137
Johnson & Johnson
1.13%, 11/21/17	157	156,951
1.65%, 12/05/18	2,899	2,908,045
1.65%, 03/01/21 (Call 02/01/21)	2,691	2,685,753
1.88%, 12/05/19	50	50,368
2.05%, 03/01/23 (Call 01/01/23)	1,850	1,849,871
2.25%, 03/03/22 (Call 02/03/22)	500	507,705
2.45%, 12/05/21	615	630,516
2.45%, 03/01/26 (Call 12/01/25)	8,661	8,556,115
2.95%, 09/01/20	130	135,125
2.95%, 03/03/27 (Call 12/03/26)	450	460,121
3.38%, 12/05/23	3,700	3,987,046
3.55%, 05/15/21	1,750	1,856,260
3.55%, 03/01/36 (Call 09/01/35)	3,700	3,839,675
3.63%, 03/03/37 (Call 09/03/36)	1,750	1,828,645
3.70%, 03/01/46 (Call 09/01/45)	5,413	5,651,822
3.75%, 03/03/47 (Call 09/03/46)	700	736,190
4.38%, 12/05/33 (Call 06/05/33)	2,160	2,476,613
4.50%, 09/01/40	695	802,711
4.50%, 12/05/43 (Call 06/05/43)	513	598,532
4.85%, 05/15/41	1,100	1,343,892
4.95%, 05/15/33	125	151,381
5.85%, 07/15/38	35	47,270
5.95%, 08/15/37	3,295	4,483,012
6.95%, 09/01/29	540	747,500
McKesson Corp.
2.28%, 03/15/19	775	779,720
2.70%, 12/15/22 (Call 09/15/22)	2,175	2,195,162

Security	Principal (000s)	Value
2.85%, 03/15/23 (Call 12/15/22)	$2,300	$2,316,744
3.80%, 03/15/24 (Call 12/15/23)[d]	1,525	1,612,276
4.75%, 03/01/21 (Call 12/01/20)	1,775	1,913,770
4.88%, 03/15/44 (Call 09/15/43)	415	459,978
6.00%, 03/01/41 (Call 09/01/40)	2,090	2,598,581
7.50%, 02/15/19	3,050	3,289,028
Mead Johnson Nutrition Co.
3.00%, 11/15/20	1,925	1,982,480
4.13%, 11/15/25 (Call 08/15/25)	720	785,124
4.60%, 06/01/44 (Call 12/01/43)	2,124	2,383,680
5.90%, 11/01/39	2,200	2,811,402
Medco Health Solutions Inc.
4.13%, 09/15/20	500	527,225
Merck & Co. Inc.
1.30%, 05/18/18	3,200	3,197,216
1.85%, 02/10/20	1,250	1,255,813
2.35%, 02/10/22	950	965,267
2.40%, 09/15/22 (Call 06/15/22)	607	617,999
2.75%, 02/10/25 (Call 11/10/24)	6,295	6,338,750
2.80%, 05/18/23	10,014	10,285,279
3.60%, 09/15/42 (Call 03/15/42)	650	643,604
3.70%, 02/10/45 (Call 08/10/44)	4,970	5,023,775
3.88%, 01/15/21 (Call 10/15/20)	4,727	5,020,074
4.15%, 05/18/43	4,295	4,644,269
6.50%, 12/01/33	1,965	2,657,643
6.55%, 09/15/37	1,770	2,474,407
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	3,168	3,355,419
5.85%, 06/30/39	25	33,213
5.95%, 12/01/28	1,605	2,037,403

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	$2,920	$3,182,917
Mylan NV
2.50%, 06/07/19	500	501,545
3.00%, 12/15/18	2,750	2,776,427
3.15%, 06/15/21 (Call 05/15/21)	150	151,965
3.95%, 06/15/26 (Call 03/15/26)	4,250	4,331,557
5.25%, 06/15/46 (Call 12/15/45)	5,875	6,324,261
Novartis Capital Corp.
1.80%, 02/14/20	1,500	1,507,575
2.40%, 05/17/22 (Call 04/17/22)	3,000	3,039,480
2.40%, 09/21/22	4,199	4,252,075
3.00%, 11/20/25 (Call 08/20/25)	2,000	2,046,500
3.10%, 05/17/27 (Call 02/17/27)	3,200	3,277,056
3.40%, 05/06/24	3,578	3,772,250
3.70%, 09/21/42	1,748	1,772,507
4.00%, 11/20/45 (Call 05/20/45)	3,675	3,915,749
4.40%, 05/06/44	6,308	7,073,287
Novartis Securities Investment Ltd.
5.13%, 02/10/19	12,135	12,735,804
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	1,233	1,278,017
3.90%, 12/15/24 (Call 09/15/24)	1,400	1,441,580
4.38%, 03/15/26 (Call 12/15/25)	1,800	1,869,408
4.90%, 12/15/44 (Call 06/15/44)	985	994,052
Pfizer Inc.
1.45%, 06/03/19	675	674,042
1.95%, 06/03/21	2,800	2,812,824
2.10%, 05/15/19	1,888	1,907,107
2.20%, 12/15/21	3,110	3,143,712

Security	Principal (000s)	Value
2.75%, 06/03/26	$2,310	$2,309,122
3.00%, 06/15/23	1,000	1,043,320
3.00%, 12/15/26	3,200	3,262,976
3.40%, 05/15/24	2,240	2,369,920
4.00%, 12/15/36	2,050	2,216,275
4.13%, 12/15/46	2,825	3,023,993
4.30%, 06/15/43	4,800	5,248,656
4.40%, 05/15/44	2,730	3,031,610
5.60%, 09/15/40	1,000	1,269,260
5.80%, 08/12/23	200	237,938
7.20%, 03/15/39	4,460	6,702,488
Pharmacia LLC
6.50%, 12/01/18	1,300	1,374,256
6.60%, 12/01/28	6,180	8,242,390
Sanofi
4.00%, 03/29/21	2,633	2,815,836
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,625	1,620,288
2.40%, 09/23/21 (Call 08/23/21)	6,890	6,848,315
2.88%, 09/23/23 (Call 07/23/23)	3,675	3,654,714
3.20%, 09/23/26 (Call 06/23/26)	9,734	9,589,547
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	600	574,926
Series 2
3.65%, 11/10/21	5,584	5,578,025
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	40	43,430
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	2,855	2,837,813
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	2,750	2,688,042
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	5,785	5,654,780
2.20%, 07/21/21	4,059	3,864,696

136	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.80%, 07/21/23	$4,895	$4,610,894
3.15%, 10/01/26[d]	7,019	6,434,387
4.10%, 10/01/46[d]	7,920	6,679,570
Wyeth LLC
5.95%, 04/01/37	3,400	4,508,808
6.00%, 02/15/36	655	861,980
6.45%, 02/01/24	1,100	1,353,869
6.50%, 02/01/34	558	761,570
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	2,364	2,446,645
3.45%, 11/13/20 (Call 10/13/20)	970	1,007,917
4.50%, 11/13/25 (Call 08/13/25)	1,090	1,212,015
4.70%, 02/01/43 (Call 08/01/42)	5,975	6,537,427

		600,762,497
PIPELINES — 0.94%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	3,500	3,489,185
4.45%, 07/15/27 (Call 04/15/27)	1,535	1,573,667
5.75%, 09/15/19	500	530,255
5.95%, 06/01/26 (Call 03/01/26)	1,095	1,230,189
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,659,125
3.95%, 12/01/26 (Call 09/01/26)	1,465	1,467,725
4.15%, 07/01/23 (Call 04/01/23)	2,975	3,107,209
4.35%, 10/15/24 (Call 07/15/24)	1,200	1,249,656
4.88%, 02/01/21 (Call 11/01/20)	300	318,765
5.60%, 10/15/44 (Call 04/15/44)	950	1,002,222
5.85%, 11/15/43 (Call 05/15/43)	1,150	1,247,911

Security	Principal (000s)	Value
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	$4,068	$4,378,958
5.80%, 06/01/45 (Call 12/01/44)	1,050	1,265,208
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	683,603
8.63%, 01/15/22	3,425	4,115,857
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	1,150	1,143,698
3.90%, 05/15/24 (Call 02/15/24)	675	674,494
4.40%, 03/15/27 (Call 12/15/26)	150	152,774
5.00%, 05/15/44 (Call 11/15/43)	40	38,714
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	2,001,346
4.38%, 10/15/20 (Call 09/15/20)	1,550	1,636,258
5.20%, 03/15/20	625	667,750
5.50%, 09/15/40 (Call 03/15/40)	435	461,204
5.88%, 10/15/25 (Call 07/15/25)	3,000	3,444,780
7.38%, 10/15/45 (Call 04/15/45)	1,000	1,291,740
9.88%, 03/01/19	400	445,180
Series B
7.50%, 04/15/38	1,120	1,423,845
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	355	357,883
3.50%, 06/10/24 (Call 03/10/24)[d]	3,650	3,710,882
3.70%, 07/15/27 (Call 04/15/27)	545	549,840
4.25%, 12/01/26 (Call 09/01/26)	1,025	1,078,669
4.50%, 06/10/44 (Call 12/10/43)	1,605	1,616,299

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.50%, 12/01/46 (Call 05/29/46)	$1,850	$2,140,413
VRN, (3 mo. LIBOR US + 3.418%)
5.50%, 07/15/77 (Call 07/15/27)[e]	250	251,543
Series 16-A
VRN, (3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)[e]	500	528,195
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	5,045	5,120,927
4.05%, 03/15/25 (Call 12/15/24)	500	507,335
4.15%, 10/01/20 (Call 08/01/20)	2,525	2,644,104
4.65%, 06/01/21 (Call 03/01/21)	2,588	2,752,105
4.75%, 01/15/26 (Call 10/15/25)	1,675	1,760,860
4.90%, 03/15/35 (Call 09/15/34)	1,540	1,528,542
5.15%, 02/01/43 (Call 08/01/42)	680	660,246
5.15%, 03/15/45 (Call 09/15/44)	5,555	5,415,625
5.20%, 02/01/22 (Call 11/01/21)	3,470	3,770,606
5.30%, 04/15/47 (Call 10/15/46)	450	450,707
5.95%, 10/01/43 (Call 04/01/43)	25	26,434
6.05%, 06/01/41 (Call 12/01/40)	460	491,758
6.13%, 12/15/45 (Call 06/15/45)	3,240	3,543,361
6.50%, 02/01/42 (Call 08/01/41)	4,825	5,415,049
6.63%, 10/15/36	30	34,536
7.50%, 07/01/38	725	889,068

Security	Principal (000s)	Value
7.60%, 02/01/24 (Call 11/01/23)	$3,000	$3,554,760
9.70%, 03/15/19	2,462	2,733,903
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	2,275	2,286,193
4.40%, 04/01/24 (Call 01/01/24)	3,943	4,060,304
4.85%, 07/15/26 (Call 04/15/26)	1,100	1,151,700
5.05%, 04/01/45 (Call 10/01/44)	1,111	1,053,628
5.45%, 06/01/47 (Call 12/01/46)	2,000	2,007,780
5.60%, 04/01/44 (Call 10/01/43)	360	365,231
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	2,635	2,662,641
2.85%, 04/15/21 (Call 03/15/21)	1,415	1,438,970
3.35%, 03/15/23 (Call 12/15/22)	3,600	3,722,868
3.70%, 02/15/26 (Call 11/15/25)	4,749	4,903,295
3.75%, 02/15/25 (Call 11/15/24)	3,525	3,672,909
3.90%, 02/15/24 (Call 11/15/23)	3,580	3,768,344
3.95%, 02/15/27 (Call 11/15/26)[d]	870	913,387
4.45%, 02/15/43 (Call 08/15/42)	55	55,529
4.85%, 08/15/42 (Call 02/15/42)	5,313	5,650,482
4.85%, 03/15/44 (Call 09/15/43)	4,741	5,045,372
4.90%, 05/15/46 (Call 11/15/45)	2,245	2,435,466
4.95%, 10/15/54 (Call 04/15/54)	125	132,244
5.10%, 02/15/45 (Call 08/15/44)	5,328	5,921,433

138	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.25%, 01/31/20	$1,240	$1,331,152
5.95%, 02/01/41	1,930	2,328,564
6.13%, 10/15/39	1,480	1,829,931
6.45%, 09/01/40	610	774,596
6.50%, 01/31/19	2,850	3,026,785
7.55%, 04/15/38	280	388,590
Series D
6.88%, 03/01/33	265	338,140
Series H
6.65%, 10/15/34	2,025	2,580,761
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	1,650	1,674,849
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	200	205,306
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	3,300	3,326,070
3.45%, 02/15/23 (Call 11/15/22)	1,325	1,343,298
3.50%, 03/01/21 (Call 01/01/21)	2,710	2,781,571
3.50%, 09/01/23 (Call 06/01/23)	3,300	3,337,620
3.95%, 09/01/22 (Call 06/01/22)	1,904	1,981,302
4.15%, 02/01/24 (Call 11/01/23)	6,158	6,389,479
4.25%, 09/01/24 (Call 06/01/24)	25	26,010
4.30%, 05/01/24 (Call 02/01/24)	1,010	1,055,591
4.70%, 11/01/42 (Call 05/01/42)	55	52,038
5.00%, 10/01/21 (Call 07/01/21)	1,939	2,094,198
5.00%, 08/15/42 (Call 02/15/42)	105	103,604
5.00%, 03/01/43 (Call 09/01/42)	65	64,045
5.30%, 09/15/20	2,635	2,842,190
5.40%, 09/01/44 (Call 03/01/44)	1,455	1,490,458

Security	Principal (000s)	Value
5.50%, 03/01/44 (Call 09/01/43)	$1,845	$1,919,243
5.63%, 09/01/41	2,300	2,391,241
5.80%, 03/15/35	25	26,825
6.38%, 03/01/41	250	283,855
6.50%, 04/01/20	1,967	2,163,110
6.50%, 02/01/37	25	28,364
6.50%, 09/01/39	505	579,033
6.55%, 09/15/40	715	823,587
6.85%, 02/15/20	750	828,435
6.95%, 01/15/38	3,170	3,809,991
7.30%, 08/15/33	525	646,952
7.40%, 03/15/31	325	400,140
7.50%, 11/15/40	1,117	1,402,650
9.00%, 02/01/19	150	163,929
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,960	1,995,398
3.15%, 01/15/23 (Call 12/15/22)	1,750	1,750,735
4.30%, 06/01/25 (Call 03/01/25)	6,170	6,448,575
5.05%, 02/15/46 (Call 08/15/45)	5,330	5,342,632
5.30%, 12/01/34 (Call 06/01/34)	7,740	8,043,176
5.55%, 06/01/45 (Call 12/01/44)	4,948	5,233,796
7.75%, 01/15/32	150	193,029
7.80%, 08/01/31	425	544,646
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	200	198,126
4.20%, 12/01/42 (Call 06/01/42)	400	384,824
4.20%, 03/15/45 (Call 09/15/44)	225	216,639
4.25%, 02/01/21	2,000	2,121,120
4.25%, 09/15/46 (Call 03/15/46)	535	533,288
5.00%, 03/01/26 (Call 12/01/25)	2,500	2,806,075

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.15%, 10/15/43 (Call 04/15/43)	$525	$584,934
6.40%, 05/01/37	1,250	1,530,125
6.55%, 07/15/19	350	377,955
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	100	102,047
4.13%, 03/01/27 (Call 12/01/26)	650	660,654
4.50%, 07/15/23 (Call 04/15/23)	2,000	2,130,040
4.88%, 12/01/24 (Call 09/01/24)	6,585	7,109,561
4.88%, 06/01/25 (Call 03/01/25)	1,700	1,821,856
5.20%, 03/01/47 (Call 09/01/46)	265	273,318
5.50%, 02/15/23 (Call 10/02/17)	3,050	3,127,470
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	1,325	1,340,026
4.95%, 07/13/47 (Call 01/06/47)	1,000	1,005,900
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,650	1,650,000
3.20%, 09/15/18 (Call 08/15/18)	4,000	4,042,040
3.38%, 10/01/22 (Call 07/01/22)	5,000	5,054,900
4.90%, 03/15/25 (Call 12/15/24)	511	553,817
6.13%, 02/01/41 (Call 08/01/40)	3,775	4,326,037
6.20%, 09/15/43 (Call 03/15/43)	50	58,095
6.65%, 10/01/36	1,150	1,387,268
6.85%, 10/15/37	1,000	1,237,800
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	2,500	2,521,500
3.61%, 02/15/25 (Call 11/15/24)	250	251,695

Security	Principal (000s)	Value
4.68%, 02/15/45 (Call 08/15/44)	$35	$34,231
4.90%, 10/01/46 (Call 04/01/46)	50	50,344
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	2,935	2,935,440
2.85%, 01/31/23 (Call 10/31/22)	650	627,809
3.60%, 11/01/24 (Call 08/01/24)	3,043	2,995,651
3.65%, 06/01/22 (Call 03/01/22)	2,308	2,334,957
3.85%, 10/15/23 (Call 07/15/23)	1,710	1,725,339
4.50%, 12/15/26 (Call 09/15/26)	1,150	1,175,979
4.65%, 10/15/25 (Call 07/15/25)	6,100	6,328,750
4.70%, 06/15/44 (Call 12/15/43)	721	658,497
4.90%, 02/15/45 (Call 08/15/44)	1,115	1,038,132
5.00%, 02/01/21 (Call 11/01/20)	3,575	3,778,453
5.15%, 06/01/42 (Call 12/01/41)	1,455	1,370,814
6.50%, 05/01/18	1,047	1,075,468
6.65%, 01/15/37	933	1,045,968
8.75%, 05/01/19	640	701,350
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	325	341,172
5.00%, 10/01/22 (Call 07/01/22)	5,097	5,512,558
5.50%, 04/15/23 (Call 10/15/17)	2,000	2,059,020
5.75%, 09/01/20 (Call 06/01/20)	2,200	2,374,724
5.88%, 03/01/22 (Call 12/01/21)	2,100	2,326,002

140	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	$1,185	$1,190,570
5.00%, 03/15/27 (Call 09/15/26)	4,515	4,789,106
5.63%, 02/01/21 (Call 11/01/20)	8,225	8,936,298
5.63%, 04/15/23 (Call 01/15/23)	3,275	3,623,394
5.63%, 03/01/25 (Call 12/01/24)	9,225	10,168,902
5.75%, 05/15/24 (Call 02/15/24)	3,900	4,347,057
5.88%, 06/30/26 (Call 12/31/25)	3,375	3,772,372
6.25%, 03/15/22 (Call 12/15/21)	1,650	1,860,474
Southern Natural Gas Co. LLC
8.00%, 03/01/32	1,030	1,410,214
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,865	3,042,601
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	2,964	2,983,562
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	1,256	1,268,045
3.38%, 10/15/26 (Call 07/15/26)	575	573,781
3.50%, 03/15/25 (Call 12/15/24)	2,380	2,420,817
4.50%, 03/15/45 (Call 09/15/44)	3,535	3,568,618
4.60%, 06/15/21 (Call 03/15/21)	1,042	1,111,991
5.95%, 09/25/43 (Call 03/25/43)	365	436,383
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,020	2,037,109

Security	Principal (000s)	Value
3.90%, 07/15/26 (Call 04/15/26)	$1,240	$1,227,054
4.65%, 02/15/22	2,236	2,386,729
5.30%, 04/01/44 (Call 10/01/43)	2,813	2,770,299
5.35%, 05/15/45 (Call 11/15/44)	1,005	994,106
6.10%, 02/15/42	1,700	1,829,387
6.85%, 02/15/40	290	325,165
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	1,585	1,602,530
4.38%, 03/13/25 (Call 12/13/24)	1,225	1,285,331
4.65%, 06/15/21 (Call 03/15/21)	1,030	1,085,991
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	2,935	3,570,897
Texas Eastern Transmission LP
7.00%, 07/15/32	190	247,211
TransCanada PipeLines Ltd.
1.63%, 11/09/17	41	41,004
2.50%, 08/01/22	1,700	1,711,441
3.13%, 01/15/19	1,125	1,144,148
3.75%, 10/16/23 (Call 07/16/23)[d]	1,750	1,857,310
3.80%, 10/01/20	1,045	1,099,267
4.63%, 03/01/34 (Call 12/01/33)	2,859	3,155,593
4.88%, 01/15/26 (Call 10/15/25)[d]	2,945	3,335,242
5.00%, 10/16/43 (Call 04/16/43)	151	175,601
5.60%, 03/31/34	700	840,539
5.85%, 03/15/36	2,150	2,671,611
6.10%, 06/01/40	2,355	3,076,384
7.13%, 01/15/19	2,544	2,721,495
7.25%, 08/15/38	2,546	3,612,468
7.63%, 01/15/39	3,492	5,150,525
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	5	5,033

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.40%, 08/15/41 (Call 02/15/41)	$1,215	$1,373,618
7.85%, 02/01/26 (Call 11/01/25)	3,675	4,795,360
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,890,212
4.65%, 07/01/26 (Call 04/01/26)	1,000	1,045,010
5.38%, 06/01/21 (Call 03/01/21)	2,700	2,909,439
5.45%, 04/01/44 (Call 10/01/43)	35	35,973
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,550	1,578,071
3.60%, 03/15/22 (Call 01/15/22)	2,842	2,932,063
3.75%, 06/15/27 (Call 03/15/27)	3,025	3,027,450
3.90%, 01/15/25 (Call 10/15/24)	2,400	2,466,144
4.00%, 11/15/21 (Call 08/15/21)	1,850	1,939,910
4.00%, 09/15/25 (Call 06/15/25)	3,515	3,620,907
4.13%, 11/15/20 (Call 08/15/20)	3,855	4,044,974
4.30%, 03/04/24 (Call 12/04/23)	3,398	3,599,705
4.90%, 01/15/45 (Call 07/15/44)	1,600	1,617,264
5.10%, 09/15/45 (Call 03/15/45)	550	576,197
5.25%, 03/15/20	1,375	1,478,813
5.40%, 03/04/44 (Call 09/04/43)	40	43,264
5.80%, 11/15/43 (Call 05/15/43)	1,003	1,134,614
6.30%, 04/15/40	4,263	5,034,774

Security	Principal (000s)	Value
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	$2,750	$2,869,020

		473,242,439
REAL ESTATE — 0.02%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	100	102,954
3.75%, 04/15/23 (Call 01/15/23)	500	519,685
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,150	1,189,089
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	3,829	4,166,067
5.25%, 03/15/25 (Call 12/15/24)	2,050	2,290,485
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	113	117,484
3.75%, 11/01/25 (Call 08/01/25)	665	706,084
4.25%, 08/15/23 (Call 05/15/23)	1,750	1,916,512

		11,008,360
REAL ESTATE INVESTMENT TRUSTS — 0.68%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	1,000	1,010,620
3.90%, 06/15/23 (Call 03/15/23)	1,500	1,574,205
3.95%, 01/15/28 (Call 10/15/27)	250	258,425
4.30%, 01/15/26 (Call 10/15/25)	40	42,386
4.50%, 07/30/29 (Call 04/30/29)	20	21,479

142	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.60%, 04/01/22 (Call 01/01/22)	$1,800	$1,935,432
American Tower Corp.
2.25%, 01/15/22	1,515	1,502,971
2.80%, 06/01/20 (Call 05/01/20)	400	407,324
3.13%, 01/15/27 (Call 10/15/26)	2,225	2,161,521
3.30%, 02/15/21 (Call 01/15/21)	425	438,689
3.38%, 10/15/26 (Call 07/15/26)	1,085	1,078,718
3.40%, 02/15/19	2,765	2,823,701
3.45%, 09/15/21	1,050	1,089,480
3.50%, 01/31/23	4,050	4,206,654
3.55%, 07/15/27 (Call 04/15/27)	1,680	1,677,967
4.00%, 06/01/25 (Call 03/01/25)	4,200	4,392,696
4.40%, 02/15/26 (Call 11/15/25)	105	112,009
4.70%, 03/15/22	3,368	3,681,460
5.00%, 02/15/24	5,060	5,615,284
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	500	503,895
2.90%, 10/15/26 (Call 07/15/26)	1,000	986,990
2.95%, 09/15/22 (Call 06/15/22)	2,100	2,146,263
2.95%, 05/11/26 (Call 02/11/26)	1,125	1,118,812
3.35%, 05/15/27 (Call 02/15/27)	500	511,095
3.45%, 06/01/25 (Call 03/03/25)	1,365	1,409,322
3.50%, 11/15/25 (Call 08/15/25)	230	238,041
3.63%, 10/01/20 (Call 07/01/20)	190	197,959
3.95%, 01/15/21 (Call 10/15/20)	1,700	1,783,674
4.15%, 07/01/47 (Call 01/01/47)	500	513,285

Security	Principal (000s)	Value
4.20%, 12/15/23 (Call 09/16/23)	$250	$270,288
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	4,375	4,503,012
3.65%, 02/01/26 (Call 11/03/25)	1,995	2,061,872
3.70%, 11/15/18 (Call 08/17/18)	2,856	2,909,636
3.80%, 02/01/24 (Call 11/01/23)	3,063	3,237,989
3.85%, 02/01/23 (Call 11/01/22)	1,626	1,731,235
4.13%, 05/15/21 (Call 02/15/21)	150	159,374
5.63%, 11/15/20 (Call 08/15/20)	675	741,886
5.88%, 10/15/19 (Call 07/17/19)	3,025	3,244,070
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	75	77,527
3.90%, 03/15/27 (Call 12/15/26)	4,775	4,767,837
4.13%, 06/15/26 (Call 03/15/26)	550	558,349
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	875	880,617
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,225,693
4.63%, 06/15/21 (Call 03/15/21)	122	130,451
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[d]	1,150	1,095,973
5.25%, 12/01/23 (Call 09/01/23)[d]	4,400	4,408,184
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,450	1,532,606

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	$200	$197,882
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	2,250	2,265,255
3.70%, 06/15/21 (Call 04/15/21)	2,650	2,726,452
5.25%, 02/15/24 (Call 11/15/23)	940	1,013,508
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,279	1,265,264
3.20%, 09/01/24 (Call 07/01/24)	1,120	1,124,558
3.40%, 02/15/21 (Call 01/15/21)	2,370	2,450,224
3.65%, 09/01/27 (Call 06/01/27)	4,100	4,125,297
3.70%, 06/15/26 (Call 03/15/26)	855	867,363
4.00%, 03/01/27 (Call 12/01/26)	250	258,888
4.45%, 02/15/26 (Call 11/15/25)	1,600	1,711,712
4.75%, 05/15/47 (Call 11/15/46)	990	1,024,600
4.88%, 04/15/22	150	164,003
5.25%, 01/15/23	7,500	8,361,525
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	500	484,845
4.38%, 12/15/23 (Call 09/15/23)	500	534,605
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	3,500	3,461,500
3.50%, 01/15/21 (Call 11/15/20)	20	20,390
3.63%, 02/01/25 (Call 11/01/24)	515	502,336

Security	Principal (000s)	Value
3.90%, 08/15/24 (Call 06/15/24)	$1,000	$1,012,680
4.25%, 02/01/26 (Call 11/01/25)	1,217	1,226,456
4.63%, 07/15/22 (Call 04/15/22)	150	158,829
4.70%, 06/01/27 (Call 03/01/27)	650	671,417
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	1,000	1,034,180
3.63%, 10/01/22 (Call 07/03/22)	3,350	3,501,487
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,414,062
5.25%, 03/15/21 (Call 12/15/20)	1,850	2,019,016
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)	850	888,598
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,843,345
4.38%, 06/15/22 (Call 03/15/22)	2,875	3,088,411
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	1,000	1,027,480
4.50%, 06/01/27 (Call 03/01/27)	2,000	2,032,400
4.75%, 12/15/26 (Call 09/15/26)	2,275	2,366,660
5.75%, 08/15/22 (Call 05/15/22)	625	697,144
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	346	349,235
2.85%, 11/01/26 (Call 08/01/26)	1,775	1,744,914
3.00%, 04/15/23 (Call 01/15/23)	50	51,062
3.38%, 06/01/25 (Call 03/01/25)	8	8,221
4.50%, 07/01/44 (Call 01/01/44)	2,645	2,849,987

144	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.50%, 06/01/45 (Call 12/01/44)	$720	$780,610
4.63%, 12/15/21 (Call 09/15/21)	812	884,106
4.75%, 07/15/20 (Call 04/15/20)	5,690	6,082,610
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	220	224,550
3.38%, 04/15/26 (Call 01/15/26)	350	349,808
3.63%, 08/15/22 (Call 05/15/22)	750	777,735
3.63%, 05/01/27 (Call 02/01/27)	1,400	1,423,982
3.88%, 05/01/24 (Call 02/01/24)	550	575,042
5.20%, 03/15/21 (Call 12/15/20)	2,000	2,164,560
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	25	26,610
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	675	680,785
3.75%, 02/01/19 (Call 11/01/18)	1,475	1,504,426
3.88%, 08/15/24 (Call 05/17/24)	1,091	1,136,222
4.00%, 12/01/22 (Call 10/01/22)	150	159,002
4.00%, 06/01/25 (Call 03/01/25)	3,367	3,526,495
4.25%, 11/15/23 (Call 08/15/23)	8,200	8,779,166
5.38%, 02/01/21 (Call 11/03/20)	603	658,313
6.75%, 02/01/41 (Call 08/01/40)	240	315,986
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	800	821,368
5.75%, 01/15/21	1,100	1,213,553

Security	Principal (000s)	Value
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (Call 04/01/27)	$700	$707,609
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,900	2,957,971
3.88%, 03/01/27 (Call 12/01/26)	2,000	2,038,160
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	2,125	2,255,730
4.50%, 03/15/25 (Call 09/15/24)	500	518,720
4.65%, 03/15/24 (Call 09/15/23)	925	976,680
5.00%, 08/15/22 (Call 02/15/22)	3,000	3,234,150
5.25%, 02/15/26 (Call 08/15/25)	450	486,891
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	500	515,845
4.00%, 06/15/25 (Call 03/15/25)	4,855	4,988,852
5.25%, 03/15/22 (Call 12/15/21)	240	262,865
Series D
3.75%, 10/15/23 (Call 07/15/23)	2,595	2,675,471
Series F
4.50%, 02/01/26 (Call 11/01/25)	1,270	1,349,426
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	840	878,800
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	700	683,529
2.80%, 10/01/26 (Call 07/01/26)	750	712,800
3.20%, 05/01/21 (Call 03/01/21)	1,025	1,051,424

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.80%, 04/01/27 (Call 01/01/27)	$1,000	$1,024,570
4.25%, 04/01/45 (Call 10/01/44)	3,265	3,193,105
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	1,000	1,074,260
4.75%, 10/01/20 (Call 07/01/20)	2,000	2,130,620
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	250	242,743
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	1,800	1,719,288
4.50%, 04/18/22 (Call 01/18/22)	1,950	2,011,093
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	1,250	1,271,975
3.75%, 06/15/24 (Call 03/15/24)	200	207,730
4.30%, 10/15/23 (Call 07/15/23)	2,900	3,106,973
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	220	224,114
3.60%, 12/15/26 (Call 09/15/26)	250	251,343
3.90%, 06/15/24 (Call 03/15/24)	600	621,870
5.50%, 07/15/21 (Call 04/15/21)	700	770,987
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,250	1,302,562
4.50%, 01/15/25 (Call 10/15/24)	500	512,600
4.50%, 04/01/27 (Call 01/01/27)	2,055	2,090,182
4.75%, 01/15/28 (Call 10/15/27)	2,000	2,038,000

Security	Principal (000s)	Value
4.95%, 04/01/24 (Call 01/01/24)	$1,800	$1,906,812
5.25%, 01/15/26 (Call 10/15/25)	385	412,185
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	850	889,134
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	650	663,747
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	2,515	2,620,077
4.13%, 10/15/26 (Call 07/15/26)	315	329,918
4.65%, 08/01/23 (Call 05/01/23)	3,000	3,281,190
5.75%, 01/15/21 (Call 10/15/20)	75	82,585
6.75%, 08/15/19	300	326,520
Regency Centers Corp.
3.75%, 11/15/22 (Call 08/15/22)	200	208,078
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	700	721,294
3.90%, 11/01/25 (Call 08/01/25)	105	108,408
4.40%, 02/01/47 (Call 08/01/46)	1,250	1,276,287
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	975	990,863
4.50%, 02/01/25 (Call 11/01/24)	2,225	2,266,363
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,010,760
4.75%, 05/01/24 (Call 11/01/23)	3,000	3,162,780
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	1,250	1,258,312

146	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.35%, 01/30/22 (Call 10/30/21)	$645	$646,780
2.50%, 07/15/21 (Call 04/15/21)	1,000	1,011,300
2.63%, 06/15/22 (Call 03/15/22)	4,000	4,048,320
2.75%, 02/01/23 (Call 11/01/22)	2,050	2,069,885
3.30%, 01/15/26 (Call 10/15/25)	855	871,040
3.38%, 10/01/24 (Call 07/01/24)	3,558	3,671,678
3.38%, 06/15/27 (Call 03/15/27)	4,000	4,074,720
3.50%, 09/01/25 (Call 06/01/25)	150	155,285
3.75%, 02/01/24 (Call 11/01/23)	700	736,995
4.13%, 12/01/21 (Call 09/01/21)	2,000	2,140,960
4.25%, 10/01/44 (Call 04/01/44)	400	413,748
4.25%, 11/30/46 (Call 05/30/46)	1,625	1,686,847
4.38%, 03/01/21 (Call 12/01/20)	10,750	11,500,242
4.75%, 03/15/42 (Call 09/15/41)	3,164	3,488,595
6.75%, 02/01/40 (Call 11/01/39)	1,530	2,096,284
Spirit Realty LP
4.45%, 09/15/26 (Call 06/15/26)	1,000	1,009,440
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	250	238,338
3.88%, 12/01/23 (Call 09/01/23)	2,650	2,728,493
UDR Inc.
3.50%, 07/01/27 (Call 04/01/27)	1,500	1,511,595
3.70%, 10/01/20 (Call 07/01/20)	200	207,090

Security	Principal (000s)	Value
4.00%, 10/01/25 (Call 07/01/25)	$350	$368,116
4.63%, 01/10/22 (Call 10/10/21)	1,650	1,768,255
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	2,000	1,970,720
3.50%, 02/01/25 (Call 11/01/24)	550	558,173
3.75%, 05/01/24 (Call 02/01/24)	165	170,631
3.85%, 04/01/27 (Call 01/01/27)	950	977,189
4.13%, 01/15/26 (Call 10/15/25)	2,405	2,529,507
4.38%, 02/01/45 (Call 08/01/44)	30	30,109
5.70%, 09/30/43 (Call 03/30/43)	725	867,027
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	373	377,521
3.25%, 08/15/22 (Call 05/15/22)	25	25,647
4.25%, 03/01/22 (Call 12/01/21)	4,468	4,755,963
4.75%, 06/01/21 (Call 03/01/21)	3,500	3,773,665
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	1,042	1,054,879
3.95%, 08/15/27 (Call 05/15/27)	1,500	1,502,745
4.13%, 06/01/21 (Call 05/01/21)	1,550	1,626,725
4.88%, 06/01/26 (Call 03/01/26)	2,900	3,119,182
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	200	201,500
5.00%, 01/15/22 (Call 10/15/21)	2,000	2,179,440

SCHEDULES OF INVESTMENTS	147

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	$1,750	$1,847,527
Weingarten Realty Investors
3.25%, 08/15/26 (Call 05/15/26)	325	315,214
4.45%, 01/15/24 (Call 10/15/23)	1,000	1,053,750
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	250	263,233
4.00%, 06/01/25 (Call 03/01/25)	1,887	1,992,691
4.13%, 04/01/19 (Call 01/01/19)	1,853	1,907,534
4.50%, 01/15/24 (Call 10/15/23)	350	380,391
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,374,592
5.13%, 03/15/43 (Call 09/15/42)	890	983,850
5.25%, 01/15/22 (Call 10/15/21)	1,358	1,501,717
6.13%, 04/15/20	600	660,852
6.50%, 03/15/41 (Call 09/15/40)	2,855	3,670,188
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,662,424
4.70%, 03/15/21 (Call 12/15/20)	1,750	1,872,780
6.88%, 12/15/33	3,236	4,191,688
6.95%, 10/01/27	460	583,846
7.38%, 03/15/32	2,145	3,039,208
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	300	305,874
4.60%, 04/01/24 (Call 01/01/24)	1,434	1,517,731

		343,501,646
RETAIL — 0.86%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,250	1,332,650

Security	Principal (000s)	Value
4.50%, 12/01/23 (Call 09/01/23)	$1,000	$1,060,980
5.75%, 05/01/20	125	135,485
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	830,355
4.50%, 10/01/25 (Call 07/01/25)	4,420	4,710,129
AutoZone Inc.
1.63%, 04/21/19	205	204,145
2.88%, 01/15/23 (Call 10/15/22)	750	752,273
3.13%, 07/15/23 (Call 04/15/23)	1,000	1,018,370
3.13%, 04/21/26 (Call 01/21/26)	645	631,113
3.25%, 04/15/25 (Call 01/15/25)	1,545	1,541,385
3.70%, 04/15/22 (Call 01/15/22)	950	993,890
3.75%, 06/01/27 (Call 03/01/27)	250	254,973
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)[d]	2,630	2,487,638
5.17%, 08/01/44 (Call 02/01/44)	1,952	1,766,052
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[d]	2,250	2,456,032
Coach Inc.
3.00%, 07/15/22 (Call 06/15/22)	1,470	1,470,544
4.13%, 07/15/27 (Call 04/15/27)	1,955	1,965,968
4.25%, 04/01/25 (Call 01/01/25)	500	521,555
Costco Wholesale Corp.
1.70%, 12/15/19	6,140	6,146,815
1.75%, 02/15/20	500	500,795
2.15%, 05/18/21 (Call 04/18/21)	1,500	1,510,470
2.25%, 02/15/22	1,830	1,844,969

148	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.30%, 05/18/22 (Call 04/18/22)	$1,000	$1,006,570
3.00%, 05/18/27 (Call 02/18/27)	2,000	2,021,080
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,850	1,843,747
2.25%, 12/05/18 (Call 11/05/18)	3,704	3,725,742
2.25%, 08/12/19 (Call 07/12/19)	3,050	3,073,210
2.75%, 12/01/22 (Call 09/01/22)	4,900	4,953,851
2.80%, 07/20/20 (Call 06/20/20)	3,595	3,671,250
2.88%, 06/01/26 (Call 03/01/26)	450	440,298
3.38%, 08/12/24 (Call 05/12/24)	3,153	3,247,432
3.50%, 07/20/22 (Call 05/20/22)	5,264	5,506,934
3.88%, 07/20/25 (Call 04/20/25)	13,082	13,748,790
4.00%, 12/05/23 (Call 09/05/23)	2,700	2,889,351
4.13%, 05/15/21 (Call 02/15/21)	200	212,648
4.88%, 07/20/35 (Call 01/20/35)	10,035	11,257,664
5.13%, 07/20/45 (Call 01/20/45)	5,413	6,265,710
5.30%, 12/05/43 (Call 06/05/43)	45	52,832
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	875	907,349
6.80%, 10/15/37	1,580	2,059,040
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	720	739,584
3.88%, 04/15/27 (Call 01/15/27)	2,500	2,611,250
4.15%, 11/01/25 (Call 08/01/25)	1,100	1,180,036

Security	Principal (000s)	Value
Home Depot Inc. (The)
1.80%, 06/05/20	$1,500	$1,506,690
2.00%, 06/15/19 (Call 05/15/19)	2,271	2,288,646
2.00%, 04/01/21 (Call 03/01/21)	2,367	2,375,971
2.13%, 09/15/26 (Call 06/15/26)	1,200	1,136,880
2.25%, 09/10/18 (Call 08/10/18)	1,250	1,259,225
2.63%, 06/01/22 (Call 05/01/22)	3,671	3,746,329
2.70%, 04/01/23 (Call 01/01/23)	900	916,317
3.00%, 04/01/26 (Call 01/01/26)	3,130	3,180,487
3.35%, 09/15/25 (Call 06/15/25)	3,125	3,272,406
3.50%, 09/15/56 (Call 03/15/56)	1,685	1,563,680
3.75%, 02/15/24 (Call 11/15/23)	4,107	4,399,049
3.90%, 06/15/47 (Call 12/15/46)	1,950	2,003,001
4.20%, 04/01/43 (Call 10/01/42)	5,350	5,700,425
4.25%, 04/01/46 (Call 10/01/45)	5,250	5,664,960
4.40%, 04/01/21 (Call 01/01/21)	9,008	9,731,703
4.40%, 03/15/45 (Call 09/15/44)	3,365	3,701,063
4.88%, 02/15/44 (Call 08/15/43)	2,455	2,879,445
5.40%, 09/15/40 (Call 03/15/40)	1,124	1,397,919
5.88%, 12/16/36	4,730	6,171,988
5.95%, 04/01/41 (Call 10/01/40)	3,275	4,360,597
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	800	831,064
4.25%, 07/17/25 (Call 04/17/25)[d]	710	717,512

SCHEDULES OF INVESTMENTS	149

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.75%, 12/15/23 (Call 09/15/23)	$3,400	$3,557,284
5.55%, 07/17/45 (Call 01/17/45)	1,297	1,223,460
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	1,950	1,880,755
3.10%, 05/03/27 (Call 02/03/27)	4,800	4,833,984
3.12%, 04/15/22 (Call 01/15/22)	2,350	2,444,258
3.13%, 09/15/24 (Call 06/15/24)	3,250	3,342,657
3.38%, 09/15/25 (Call 06/15/25)	2,828	2,944,118
3.70%, 04/15/46 (Call 10/15/45)	4,150	4,010,311
3.75%, 04/15/21 (Call 01/15/21)	3,000	3,176,520
3.80%, 11/15/21 (Call 08/15/21)	920	982,367
4.05%, 05/03/47 (Call 11/03/46)	3,100	3,186,614
4.38%, 09/15/45 (Call 03/15/45)	2,904	3,117,299
4.63%, 04/15/20 (Call 10/15/19)	475	503,600
4.65%, 04/15/42 (Call 10/15/41)	1,697	1,883,263
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	900	849,681
3.63%, 06/01/24 (Call 03/01/24)[d]	1,795	1,709,666
3.88%, 01/15/22 (Call 10/15/21)[d]	2,420	2,436,214
4.30%, 02/15/43 (Call 08/15/42)	1,013	811,170
4.38%, 09/01/23 (Call 06/01/23)	1,150	1,159,867
4.50%, 12/15/34 (Call 06/15/34)	3,325	2,882,742
5.13%, 01/15/42 (Call 07/15/41)	920	820,336

Security	Principal (000s)	Value
6.38%, 03/15/37	$2,135	$2,232,078
6.65%, 07/15/24	670	737,536
6.70%, 07/15/34	615	659,569
6.90%, 04/01/29	1,850	2,007,879
6.90%, 01/15/32	30	32,181
McDonald’s Corp.
2.10%, 12/07/18	933	939,158
2.20%, 05/26/20 (Call 04/26/20)	2,720	2,748,206
2.63%, 01/15/22	3,200	3,249,760
2.75%, 12/09/20 (Call 11/09/20)	1,695	1,736,222
3.38%, 05/26/25 (Call 02/26/25)	1,808	1,871,081
3.50%, 03/01/27 (Call 12/01/26)	3,000	3,107,640
3.63%, 05/20/21	808	851,769
3.63%, 05/01/43	525	496,288
3.70%, 01/30/26 (Call 10/30/25)	6,940	7,304,628
3.70%, 02/15/42	2,426	2,324,496
4.45%, 03/01/47 (Call 09/01/46)	2,150	2,288,868
4.60%, 05/26/45 (Call 11/26/44)	2,650	2,880,921
4.70%, 12/09/35 (Call 06/09/35)	680	758,805
4.88%, 07/15/40	175	195,675
4.88%, 12/09/45 (Call 06/09/45)	3,720	4,203,749
5.00%, 02/01/19	1,000	1,045,070
5.80%, 10/15/17	1,161	1,166,306
6.30%, 10/15/37	1,935	2,551,607
6.30%, 03/01/38	2,603	3,436,585
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	2,100	2,174,634
4.00%, 03/15/27 (Call 12/15/26)	1,350	1,352,713
4.75%, 05/01/20	4,755	4,992,798
5.00%, 01/15/44 (Call 07/15/43)	1,653	1,634,189
6.95%, 03/15/28	2,350	2,732,956

150	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[d]	$555	$561,915
3.80%, 09/01/22 (Call 06/01/22)	200	210,644
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,840,580
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,187,241
QVC Inc.
3.13%, 04/01/19	200	202,778
4.38%, 03/15/23	1,825	1,884,787
4.85%, 04/01/24	1,450	1,515,931
5.13%, 07/02/22	3,175	3,401,377
5.45%, 08/15/34 (Call 02/15/34)	2,295	2,264,545
5.95%, 03/15/43	415	407,663
Staples Inc.
5.38%, 01/12/23 (Call 10/14/22)[d]	4,650	4,655,859
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,355	2,369,154
2.10%, 02/04/21 (Call 01/04/21)	5,650	5,700,228
2.45%, 06/15/26 (Call 03/15/26)	1,765	1,729,065
3.85%, 10/01/23 (Call 07/01/23)	1,750	1,896,510
4.30%, 06/15/45 (Call 12/15/44)	1,020	1,130,741
Target Corp.
2.30%, 06/26/19	1,450	1,467,313
2.50%, 04/15/26[d]	1,950	1,873,092
2.90%, 01/15/22	2,800	2,893,996
3.50%, 07/01/24	5,703	5,982,561
3.63%, 04/15/46[d]	7,790	7,326,028
3.88%, 07/15/20	910	961,488
4.00%, 07/01/42	2,708	2,718,805
6.35%, 11/01/32	122	159,192
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	6,650	6,276,137

Security	Principal (000s)	Value
2.50%, 05/15/23 (Call 02/15/23)	$1,225	$1,239,920
Wal-Mart Stores Inc.
1.95%, 12/15/18	7,200	7,250,472
2.55%, 04/11/23 (Call 01/11/23)	2,970	3,027,083
3.25%, 10/25/20	1,525	1,594,891
3.30%, 04/22/24 (Call 01/22/24)	5,451	5,762,688
3.63%, 07/08/20	2,350	2,478,357
4.00%, 04/11/43 (Call 10/11/42)	6,527	6,950,406
4.13%, 02/01/19	700	726,173
4.25%, 04/15/21	2,799	3,036,747
4.30%, 04/22/44 (Call 10/22/43)	2,675	2,991,907
4.75%, 10/02/43 (Call 04/02/43)	9,469	11,186,582
4.88%, 07/08/40	1,444	1,718,057
5.00%, 10/25/40	3,301	3,989,754
5.25%, 09/01/35	915	1,130,876
5.63%, 04/01/40	1,505	1,947,049
5.63%, 04/15/41	860	1,119,436
5.88%, 04/05/27	55	69,225
6.20%, 04/15/38	1,627	2,236,718
7.55%, 02/15/30	500	734,230
Walgreen Co.
3.10%, 09/15/22	4,865	4,987,452
4.40%, 09/15/42	400	408,172
5.25%, 01/15/19	725	756,857
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	4,740	4,817,878
3.30%, 11/18/21 (Call 09/18/21)	2,800	2,902,004
3.45%, 06/01/26 (Call 03/01/26)	1,605	1,611,580
3.80%, 11/18/24 (Call 08/18/24)	1,883	1,964,779
4.50%, 11/18/34 (Call 05/18/34)	3,880	4,083,390
4.65%, 06/01/46 (Call 12/01/45)	220	232,813

SCHEDULES OF INVESTMENTS	151

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.80%, 11/18/44 (Call 05/18/44)	$6,417	$6,907,259

		432,306,229
SAVINGS & LOANS — 0.00%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	1,600	1,655,264

		1,655,264
SEMICONDUCTORS — 0.34%
Altera Corp.
2.50%, 11/15/18	4,475	4,527,089
4.10%, 11/15/23	1,075	1,170,374
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,340	1,349,983
3.50%, 12/05/26 (Call 09/05/26)	700	718,340
3.90%, 12/15/25 (Call 09/15/25)	2,800	2,967,188
4.50%, 12/05/36 (Call 06/05/36)	400	419,148
5.30%, 12/15/45 (Call 06/15/45)	325	381,898
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	885	904,567
3.30%, 04/01/27 (Call 01/01/27)	1,455	1,493,819
3.90%, 10/01/25 (Call 07/01/25)	940	1,010,133
4.30%, 06/15/21	900	974,358
4.35%, 04/01/47 (Call 10/01/46)	1,145	1,229,970
5.10%, 10/01/35 (Call 04/01/35)	1,190	1,416,993
5.85%, 06/15/41	2,212	2,822,578
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20[c]	9,375	9,436,125
3.00%, 01/15/22 (Call 12/15/21)[c]	10,600	10,763,558
3.63%, 01/15/24 (Call 11/15/23)[c]	1,740	1,792,792

Security	Principal (000s)	Value
3.88%, 01/15/27 (Call 10/15/26)[c]	$10,700	$11,029,560
Intel Corp.
1.85%, 05/11/20	1,170	1,174,095
2.35%, 05/11/22 (Call 04/11/22)	1,250	1,263,338
2.45%, 07/29/20	2,022	2,062,925
2.60%, 05/19/26 (Call 02/19/26)	2,400	2,358,000
2.70%, 12/15/22	4,084	4,179,525
2.88%, 05/11/24 (Call 03/11/24)	1,600	1,630,464
3.10%, 07/29/22	1,595	1,666,934
3.15%, 05/11/27 (Call 02/11/27)	1,000	1,020,160
3.30%, 10/01/21	8,048	8,455,390
3.70%, 07/29/25 (Call 04/29/25)	4,725	5,039,827
4.00%, 12/15/32	755	827,608
4.10%, 05/19/46 (Call 11/19/45)	2,550	2,684,818
4.10%, 05/11/47 (Call 11/11/46)	2,000	2,106,200
4.25%, 12/15/42	1,030	1,104,860
4.80%, 10/01/41	2,034	2,363,467
4.90%, 07/29/45 (Call 01/29/45)	8,960	10,603,264
KLA-Tencor Corp.
2.38%, 11/01/17	255	255,168
3.38%, 11/01/19 (Call 10/01/19)	190	194,953
4.13%, 11/01/21 (Call 09/01/21)	700	744,856
4.65%, 11/01/24 (Call 08/01/24)	2,910	3,185,490
5.65%, 11/01/34 (Call 07/01/34)	1,005	1,162,624
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	350	356,920
2.80%, 06/15/21 (Call 05/15/21)	3,266	3,326,944
3.80%, 03/15/25 (Call 12/15/24)	1,315	1,373,925

152	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Maxim Integrated Products Inc.
2.50%, 11/15/18	$2,350	$2,366,591
3.38%, 03/15/23 (Call 12/15/22)	4,067	4,169,285
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	395	394,980
3.20%, 09/16/26 (Call 06/16/26)	1,090	1,094,851
QUALCOMM Inc.
1.40%, 05/18/18	2,505	2,505,802
1.85%, 05/20/19	1,625	1,631,565
2.10%, 05/20/20	1,430	1,441,311
2.25%, 05/20/20	3,290	3,326,782
2.60%, 01/30/23 (Call 12/30/22)	825	831,914
3.00%, 05/20/22	8,111	8,370,390
3.25%, 05/20/27 (Call 02/20/27)	4,600	4,656,074
3.45%, 05/20/25 (Call 02/20/25)	3,800	3,935,508
4.30%, 05/20/47 (Call 11/20/46)	1,575	1,626,313
4.65%, 05/20/35 (Call 11/20/34)	4,260	4,703,807
4.80%, 05/20/45 (Call 11/20/44)	5,651	6,232,714
Texas Instruments Inc.
1.65%, 08/03/19	250	250,198
1.75%, 05/01/20 (Call 04/01/20)	2,150	2,151,268
2.63%, 05/15/24 (Call 03/15/24)	730	734,468
2.75%, 03/12/21 (Call 02/12/21)	1,850	1,901,504
Xilinx Inc.
2.13%, 03/15/19	975	979,378
2.95%, 06/01/24 (Call 04/01/24)	1,205	1,221,557
3.00%, 03/15/21	1,655	1,696,640

		169,773,128

Security	Principal (000s)	Value
SOFTWARE — 0.67%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	$1,800	$1,794,960
3.40%, 09/15/26 (Call 06/15/26)	1,000	1,018,510
3.40%, 06/15/27 (Call 03/15/27)	250	254,278
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,261	1,305,753
4.75%, 02/01/20	340	364,296
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	3,040	3,048,086
3.60%, 12/15/22 (Call 09/15/22)	1,700	1,752,292
4.38%, 06/15/25 (Call 03/15/25)	2,340	2,515,126
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,125	1,124,280
3.95%, 09/01/20	1,750	1,842,697
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	1,700	1,736,227
4.50%, 08/15/23 (Call 05/15/23)	3,710	3,925,662
4.70%, 03/15/27 (Call 12/15/26)	1,250	1,325,063
5.38%, 12/01/19	450	480,519
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	1,100	1,158,113
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	1,080	1,130,134
4.80%, 03/01/26 (Call 12/01/25)	1,820	2,028,226
Fidelity National Information Services Inc.
2.85%, 10/15/18	1,875	1,897,369

SCHEDULES OF INVESTMENTS	153

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.00%, 08/15/26 (Call 05/15/26)	$300	$295,410
3.50%, 04/15/23 (Call 01/15/23)	1,119	1,165,125
3.63%, 10/15/20 (Call 09/15/20)	1,612	1,687,361
3.88%, 06/05/24 (Call 03/05/24)	100	105,651
4.50%, 10/15/22 (Call 08/15/22)	1,000	1,089,020
4.50%, 08/15/46 (Call 02/15/46)	450	471,060
5.00%, 10/15/25 (Call 07/15/25)	7,796	8,814,391
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	2,300	2,391,287
4.75%, 06/15/21	1,000	1,084,460
Microsoft Corp.
0.88%, 11/15/17	186	185,857
1.10%, 08/08/19	5,650	5,607,399
1.30%, 11/03/18	3,609	3,606,907
1.55%, 08/08/21 (Call 07/08/21)	5,150	5,077,591
1.63%, 12/06/18	690	691,842
1.85%, 02/06/20	1,750	1,760,588
1.85%, 02/12/20 (Call 01/12/20)	6,153	6,185,980
2.00%, 11/03/20 (Call 10/03/20)	5,592	5,637,463
2.00%, 08/08/23 (Call 06/08/23)	3,933	3,879,787
2.13%, 11/15/22	1,700	1,700,170
2.38%, 02/12/22 (Call 01/12/22)	6,340	6,428,126
2.38%, 05/01/23 (Call 02/01/23)	1,600	1,608,272
2.40%, 02/06/22 (Call 01/06/22)	3,460	3,514,599
2.40%, 08/08/26 (Call 05/08/26)	6,316	6,146,415
2.65%, 11/03/22 (Call 09/03/22)	4,260	4,360,579

Security	Principal (000s)	Value
2.70%, 02/12/25 (Call 11/12/24)	$7,036	$7,111,637
2.88%, 02/06/24 (Call 12/06/23)	2,890	2,971,411
3.00%, 10/01/20	900	934,524
3.13%, 11/03/25 (Call 08/03/25)	6,335	6,562,236
3.30%, 02/06/27 (Call 11/06/26)	3,175	3,310,414
3.45%, 08/08/36 (Call 02/08/36)	975	983,307
3.50%, 02/12/35 (Call 08/12/34)	7,190	7,357,096
3.50%, 11/15/42	4,182	4,127,132
3.63%, 12/15/23 (Call 09/15/23)	2,625	2,814,052
3.70%, 08/08/46 (Call 02/08/46)	5,370	5,392,930
3.75%, 05/01/43 (Call 11/01/42)	360	365,386
3.75%, 02/12/45 (Call 08/12/44)	5,205	5,282,034
3.95%, 08/08/56 (Call 02/08/56)	5,325	5,424,737
4.00%, 02/08/21	4,050	4,342,288
4.00%, 02/12/55 (Call 08/12/54)	1,558	1,606,049
4.10%, 02/06/37 (Call 08/06/36)	6,185	6,766,204
4.20%, 06/01/19	4,810	5,031,212
4.20%, 11/03/35 (Call 05/03/35)	4,653	5,157,711
4.45%, 11/03/45 (Call 05/03/45)	7,121	8,051,572
4.50%, 10/01/40	1,940	2,204,538
4.50%, 02/06/57 (Call 08/06/56)	2,740	3,073,020
4.75%, 11/03/55 (Call 05/03/55)	3,150	3,669,876
4.88%, 12/15/43 (Call 06/15/43)	1,065	1,267,190
5.20%, 06/01/39	2,925	3,622,612
5.30%, 02/08/41	1,590	2,006,914

154	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	$5,150	$5,669,429
Oracle Corp.
1.20%, 10/15/17	10,472	10,470,220
1.90%, 09/15/21 (Call 08/15/21)	10,392	10,362,279
2.25%, 10/08/19	3,379	3,422,353
2.38%, 01/15/19	8,385	8,481,847
2.40%, 09/15/23 (Call 07/15/23)	4,150	4,157,968
2.50%, 05/15/22 (Call 03/15/22)	7,850	7,970,811
2.50%, 10/15/22	8,682	8,782,972
2.65%, 07/15/26 (Call 04/15/26)	7,660	7,518,137
2.80%, 07/08/21	1,075	1,109,529
2.95%, 05/15/25 (Call 02/15/25)	5,105	5,194,031
3.25%, 05/15/30 (Call 02/15/30)	7,198	7,332,603
3.40%, 07/08/24 (Call 04/08/24)	2,418	2,542,358
3.63%, 07/15/23	550	588,429
3.85%, 07/15/36 (Call 01/15/36)	2,853	2,974,195
3.90%, 05/15/35 (Call 11/15/34)	1,636	1,712,172
4.00%, 07/15/46 (Call 01/15/46)	5,615	5,787,549
4.13%, 05/15/45 (Call 11/15/44)	4,124	4,325,746
4.30%, 07/08/34 (Call 01/08/34)	4,034	4,428,202
4.38%, 05/15/55 (Call 11/15/54)	3,830	4,150,648
4.50%, 07/08/44 (Call 01/08/44)	312	344,894
5.00%, 07/08/19	6,650	7,060,238
5.38%, 07/15/40	4,265	5,240,150
6.13%, 07/08/39	3,240	4,349,570
6.50%, 04/15/38	3,420	4,714,162

Security	Principal (000s)	Value
VMware Inc.
2.30%, 08/21/20	$1,585	$1,589,470
2.95%, 08/21/22 (Call 07/21/22)	3,455	3,470,167
3.90%, 08/21/27 (Call 05/21/27)	3,015	3,040,899

		338,424,041
TELECOMMUNICATIONS — 1.38%
America Movil SAB de CV
3.13%, 07/16/22	4,150	4,299,898
4.38%, 07/16/42	3,450	3,615,703
5.00%, 03/30/20	7,950	8,560,639
5.63%, 11/15/17	74	74,567
6.13%, 11/15/37	2,500	3,092,825
6.13%, 03/30/40	1,550	1,930,882
6.38%, 03/01/35	998	1,266,642
AT&T Corp.
8.25%, 11/15/31	1,656	2,341,302
AT&T Inc.
2.30%, 03/11/19	5,715	5,751,062
2.38%, 11/27/18	1,950	1,962,948
2.45%, 06/30/20 (Call 05/30/20)	6,414	6,464,799
2.63%, 12/01/22 (Call 09/01/22)	2,965	2,940,539
2.80%, 02/17/21 (Call 01/17/21)	1,450	1,470,213
2.85%, 02/14/23 (Call 01/14/23)	1,095	1,091,649
3.00%, 02/15/22	2,634	2,666,846
3.00%, 06/30/22 (Call 04/30/22)	6,636	6,709,195
3.20%, 03/01/22 (Call 02/01/22)	1,000	1,022,110
3.40%, 08/14/24 (Call 06/14/24)	1,750	1,764,630
3.40%, 05/15/25 (Call 02/15/25)	10,662	10,624,576
3.60%, 02/17/23 (Call 12/17/22)	3,069	3,166,165
3.80%, 03/15/22	2,648	2,767,954
3.80%, 03/01/24 (Call 01/01/24)	625	648,744

SCHEDULES OF INVESTMENTS	155

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.88%, 08/15/21	$6,170	$6,482,264
3.90%, 03/11/24 (Call 12/11/23)	5,714	5,952,502
3.90%, 08/14/27 (Call 05/14/27)	1,750	1,767,868
3.95%, 01/15/25 (Call 10/15/24)	1,820	1,880,515
4.13%, 02/17/26 (Call 11/17/25)	4,390	4,541,367
4.25%, 03/01/27 (Call 12/01/26)	3,825	3,960,137
4.30%, 12/15/42 (Call 06/15/42)	4,436	4,126,367
4.35%, 06/15/45 (Call 12/15/44)	10,132	9,228,834
4.45%, 05/15/21	9,170	9,817,585
4.45%, 04/01/24 (Call 01/01/24)	2,909	3,118,535
4.50%, 05/15/35 (Call 11/15/34)	3,180	3,117,418
4.50%, 03/09/48 (Call 09/09/47)	20,152	18,578,532
4.55%, 03/09/49 (Call 09/09/48)	10,937	10,098,898
4.60%, 02/15/21 (Call 11/15/20)	2,292	2,448,704
4.75%, 05/15/46 (Call 11/15/45)	9,172	8,827,867
4.80%, 06/15/44 (Call 12/15/43)	6,665	6,498,108
4.90%, 08/14/37 (Call 02/14/37)	2,100	2,123,268
5.00%, 03/01/21	12,165	13,202,310
5.15%, 03/15/42	3,619	3,698,401
5.15%, 02/14/50 (Call 08/14/49)	1,500	1,513,770
5.20%, 03/15/20	4,825	5,181,037
5.25%, 03/01/37 (Call 09/01/36)	1,400	1,477,924
5.30%, 08/14/58 (Call 02/14/58)	350	354,624
5.35%, 09/01/40	3,262	3,432,113
5.45%, 03/01/47 (Call 09/01/46)	500	527,270

Security	Principal (000s)	Value
5.55%, 08/15/41	$3,640	$3,940,846
5.65%, 02/15/47 (Call 08/15/46)	3,410	3,695,758
5.70%, 03/01/57 (Call 09/01/56)	563	606,058
5.80%, 02/15/19	2,616	2,759,043
5.88%, 10/01/19	3,725	4,015,997
6.00%, 08/15/40 (Call 05/15/40)	2,996	3,392,970
6.30%, 01/15/38	10	11,764
6.35%, 03/15/40	550	642,961
6.38%, 03/01/41	5,825	6,912,003
6.50%, 09/01/37	1,705	2,038,958
6.55%, 02/15/39	865	1,041,512
BellSouth LLC
6.00%, 11/15/34	100	111,933
6.55%, 06/15/34	250	296,980
British Telecommunications PLC
2.35%, 02/14/19	2,925	2,944,363
9.13%, 12/15/30	7,863	12,067,503
Cisco Systems Inc.
1.40%, 09/20/19	600	597,216
1.60%, 02/28/19	2,375	2,376,472
1.85%, 09/20/21 (Call 08/20/21)	3,190	3,175,645
2.13%, 03/01/19	1,986	2,001,888
2.20%, 02/28/21	2,160	2,184,624
2.20%, 09/20/23 (Call 07/20/23)	1,350	1,340,429
2.45%, 06/15/20	18,050	18,413,707
2.50%, 09/20/26 (Call 06/20/26)	3,200	3,123,584
2.60%, 02/28/23	2,000	2,033,580
2.90%, 03/04/21	1,000	1,033,270
2.95%, 02/28/26	4,949	5,006,260
3.00%, 06/15/22	465	483,814
3.50%, 06/15/25	4,840	5,131,707
3.63%, 03/04/24	3,050	3,254,990
4.45%, 01/15/20	5,675	6,039,335
4.95%, 02/15/19	7,400	7,753,868
5.50%, 01/15/40	4,005	5,067,767
5.90%, 02/15/39	2,755	3,618,307

156	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Deutsche Telekom International Finance BV
6.00%, 07/08/19	$450	$483,053
8.75%, 06/15/30	8,287	12,319,206
9.25%, 06/01/32	100	159,771
Emirates Telecommunications Group Co. PJSC
3.50%, 06/18/24[h]	1,000	1,025,720
Juniper Networks Inc.
3.13%, 02/26/19	1,100	1,118,535
4.35%, 06/15/25 (Call 03/15/25)	500	532,105
4.50%, 03/15/24	3,600	3,871,404
4.60%, 03/15/21	1,900	2,040,220
5.95%, 03/15/41	1,340	1,523,647
Koninklijke KPN NV
8.38%, 10/01/30	455	639,917
Motorola Solutions Inc.
3.50%, 09/01/21	1,900	1,956,734
3.50%, 03/01/23	1,662	1,687,927
3.75%, 05/15/22	5,975	6,210,953
4.00%, 09/01/24	1,506	1,547,460
5.50%, 09/01/44	500	509,995
7.50%, 05/15/25	1,125	1,371,308
New Cingular Wireless Services Inc.
8.75%, 03/01/31	1,325	1,928,617
Orange SA
1.63%, 11/03/19	1,385	1,377,258
2.75%, 02/06/19	4,650	4,713,751
4.13%, 09/14/21	1,850	1,987,769
5.38%, 07/08/19	5,518	5,864,199
5.38%, 01/13/42	1,800	2,139,912
5.50%, 02/06/44 (Call 08/06/43)	140	172,183
9.00%, 03/01/31	7,107	10,904,839
Pacific Bell Telephone Co.
7.13%, 03/15/26	5,425	6,683,925
Qwest Corp.
6.75%, 12/01/21	3,090	3,386,146
6.88%, 09/15/33 (Call 10/02/17)	3,663	3,617,652
7.13%, 11/15/43 (Call 10/02/17)[d]	105	103,951

Security	Principal (000s)	Value
7.25%, 09/15/25	$2,860	$3,146,543
7.25%, 10/15/35 (Call 10/02/17)	25	24,980
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,600	2,545,322
3.00%, 03/15/23 (Call 12/15/22)	650	662,084
3.63%, 12/15/25 (Call 09/15/25)	695	721,764
4.10%, 10/01/23 (Call 07/01/23)	350	376,513
4.50%, 03/15/43 (Call 09/15/42)	1,300	1,387,984
5.00%, 03/15/44 (Call 09/15/43)	4,675	5,367,741
5.45%, 10/01/43 (Call 04/01/43)	1,830	2,189,778
7.50%, 08/15/38	965	1,379,554
Telefonica Emisiones SAU
4.10%, 03/08/27	2,365	2,470,101
4.57%, 04/27/23	550	604,153
5.13%, 04/27/20	4,100	4,414,429
5.21%, 03/08/47	5,925	6,570,351
5.46%, 02/16/21	3,233	3,560,923
5.88%, 07/15/19	1,000	1,071,220
7.05%, 06/20/36	6,230	8,217,557
Telefonica Europe BV
8.25%, 09/15/30	602	856,411
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,195	2,107,990
3.70%, 09/15/27 (Call 06/15/27)	3,150	3,246,390
Verizon Communications Inc.
1.75%, 08/15/21	1,800	1,766,934
2.45%, 11/01/22 (Call 08/01/22)	3,300	3,265,581
2.63%, 08/15/26	7,975	7,457,502
2.95%, 03/15/22	41,823	42,543,610
3.00%, 11/01/21 (Call 09/01/21)	4,700	4,810,262
3.38%, 02/15/25[c]	10,671	10,703,653

SCHEDULES OF INVESTMENTS	157

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.50%, 11/01/21	$5,170	$5,391,586
3.50%, 11/01/24 (Call 08/01/24)	4,576	4,664,637
3.85%, 11/01/42 (Call 05/01/42)	2,856	2,496,315
4.13%, 03/16/27	3,850	3,994,837
4.13%, 08/15/46	1,260	1,123,479
4.15%, 03/15/24 (Call 12/15/23)	4,698	4,980,350
4.27%, 01/15/36	1,394	1,358,997
4.40%, 11/01/34 (Call 05/01/34)	3,410	3,415,320
4.50%, 08/10/33	6,000	6,095,760
4.52%, 09/15/48	4,761	4,464,771
4.60%, 04/01/21	3,985	4,302,604
4.67%, 03/15/55	3,645	3,393,714
4.75%, 11/01/41	850	839,851
4.81%, 03/15/39	15,232	15,481,957
4.86%, 08/21/46	7,385	7,335,373
5.01%, 04/15/49	15,918	15,981,513
5.01%, 08/21/54	10,695	10,530,939
5.05%, 03/15/34 (Call 12/15/33)	6,461	6,895,890
5.15%, 09/15/23	9,053	10,120,711
5.25%, 03/16/37	1,750	1,887,498
5.50%, 03/16/47	2,150	2,325,569
6.55%, 09/15/43	28,914	36,264,806
Vodafone Group PLC
2.50%, 09/26/22	4,380	4,419,245
2.95%, 02/19/23	3,520	3,589,133
4.38%, 02/19/43	5,456	5,535,658
5.45%, 06/10/19	200	212,108
6.15%, 02/27/37	1,255	1,560,793
6.25%, 11/30/32	25	31,245
7.88%, 02/15/30	600	820,026

		694,167,390
TEXTILES — 0.02%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,150	1,178,531
3.25%, 06/01/22 (Call 03/01/22)	3,620	3,747,171

Security	Principal (000s)	Value
3.70%, 04/01/27 (Call 01/01/27)	$2,350	$2,475,654
6.15%, 08/15/36	77	96,372
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,800	1,883,574

		9,381,302
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	205	210,439
5.10%, 05/15/44 (Call 11/15/43)	3,379	3,671,115
6.35%, 03/15/40	50	62,269
Mattel Inc.
2.35%, 05/06/19	1,635	1,640,248
3.15%, 03/15/23 (Call 12/15/22)	2,025	2,012,688
4.35%, 10/01/20	500	525,860
5.45%, 11/01/41 (Call 05/01/41)	3,000	3,067,560
6.20%, 10/01/40	7	7,757

		11,197,936
TRANSPORTATION — 0.53%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,860	1,925,528
3.00%, 04/01/25 (Call 01/01/25)	755	771,814
3.05%, 09/01/22 (Call 06/01/22)	5,925	6,154,297
3.40%, 09/01/24 (Call 06/01/24)	6,825	7,164,817
3.60%, 09/01/20 (Call 06/01/20)	500	522,095
3.75%, 04/01/24 (Call 01/01/24)	1,625	1,741,464
3.85%, 09/01/23 (Call 06/01/23)	1,138	1,233,603
3.90%, 08/01/46 (Call 02/01/46)	1,035	1,054,054
4.10%, 06/01/21 (Call 03/01/21)	426	454,827

158	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.13%, 06/15/47 (Call 12/15/46)	$850	$892,976
4.15%, 04/01/45 (Call 10/01/44)	4,122	4,339,023
4.38%, 09/01/42 (Call 03/01/42)	1,422	1,537,495
4.40%, 03/15/42 (Call 09/15/41)	730	791,473
4.45%, 03/15/43 (Call 09/15/42)	168	183,706
4.55%, 09/01/44 (Call 03/01/44)	3,225	3,581,717
4.70%, 10/01/19	3,610	3,823,098
4.70%, 09/01/45 (Call 03/01/45)	5,125	5,816,362
4.90%, 04/01/44 (Call 10/01/43)	5,020	5,840,820
4.95%, 09/15/41 (Call 03/15/41)	905	1,052,008
5.05%, 03/01/41 (Call 09/01/40)	695	816,180
5.15%, 09/01/43 (Call 03/01/43)	1,360	1,629,892
5.75%, 05/01/40 (Call 11/01/39)	695	880,002
6.15%, 05/01/37	3,548	4,674,951
7.95%, 08/15/30	1,100	1,601,699
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	4,050	4,039,510
2.75%, 03/01/26 (Call 12/01/25)	2,055	2,066,529
2.85%, 12/15/21 (Call 09/15/21)	950	975,859
2.95%, 11/21/24 (Call 08/21/24)	3,090	3,171,607
3.20%, 08/02/46 (Call 02/02/46)	2,935	2,742,435
3.50%, 11/15/42 (Call 05/15/42)	820	795,162
4.50%, 11/07/43 (Call 05/07/43)	65	73,594
5.55%, 05/15/18	655	672,868

Security	Principal (000s)	Value
5.55%, 03/01/19	$3,550	$3,748,800
6.20%, 06/01/36	475	635,645
6.25%, 08/01/34	25	33,357
6.38%, 11/15/37	60	82,792
6.90%, 07/15/28	550	744,255
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	2,600	2,605,512
3.70%, 02/01/26 (Call 11/01/25)	600	629,682
4.80%, 09/15/35 (Call 03/15/35)	290	333,256
4.80%, 08/01/45 (Call 02/01/45)	1,485	1,727,085
5.75%, 03/15/33	15	17,919
5.75%, 01/15/42	275	345,290
5.95%, 05/15/37	388	494,203
6.13%, 09/15/15 (Call 03/15/15)	420	536,084
7.13%, 10/15/31	4,145	5,778,669
7.25%, 05/15/19	1,000	1,086,740
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	2,500	2,406,425
3.25%, 06/01/27 (Call 03/01/27)	2,280	2,294,090
3.35%, 11/01/25 (Call 08/01/25)	3,030	3,116,355
3.40%, 08/01/24 (Call 05/01/24)	1,450	1,499,590
3.70%, 10/30/20 (Call 07/30/20)	461	482,649
3.80%, 11/01/46 (Call 05/01/46)	1,550	1,495,611
3.95%, 05/01/50 (Call 11/01/49)	4,450	4,283,481
4.10%, 03/15/44 (Call 09/15/43)	980	988,261
4.25%, 06/01/21 (Call 03/01/21)	750	803,003
4.25%, 11/01/66 (Call 05/01/66)	2,855	2,774,518
4.40%, 03/01/43 (Call 09/01/42)	225	236,732

SCHEDULES OF INVESTMENTS	159

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.50%, 08/01/54 (Call 02/01/54)	$550	$571,544
4.75%, 05/30/42 (Call 11/30/41)	1,330	1,465,328
6.00%, 10/01/36	5,355	6,774,396
6.15%, 05/01/37	355	461,976
6.22%, 04/30/40	485	631,519
FedEx Corp.
2.30%, 02/01/20	350	353,500
2.63%, 08/01/22	3,800	3,877,900
3.20%, 02/01/25	2,175	2,235,182
3.25%, 04/01/26 (Call 01/01/26)	1,675	1,709,773
3.30%, 03/15/27 (Call 12/15/26)	755	768,182
3.88%, 08/01/42	475	459,548
3.90%, 02/01/35	2,920	2,965,260
4.00%, 01/15/24	1,600	1,730,800
4.10%, 04/15/43	1,150	1,137,327
4.10%, 02/01/45	1,725	1,705,456
4.40%, 01/15/47 (Call 07/15/46)	1,755	1,810,160
4.50%, 02/01/65	275	275,121
4.55%, 04/01/46 (Call 10/01/45)	1,740	1,842,312
4.75%, 11/15/45 (Call 05/15/45)	5,295	5,753,547
4.90%, 01/15/34	2,000	2,255,020
5.10%, 01/15/44	3,840	4,357,210
8.00%, 01/15/19	250	270,458
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,169,218
3.85%, 03/15/24 (Call 12/15/23)	1,750	1,824,585
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	2,450	2,481,139
3.13%, 06/01/26 (Call 03/01/26)	1,400	1,369,984
4.30%, 05/15/43 (Call 11/15/42)	2,217	2,285,306
4.95%, 08/15/45 (Call 02/15/45)	1,700	1,930,044

Security	Principal (000s)	Value
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	$2,075	$2,116,479
2.90%, 06/15/26 (Call 03/15/26)	6,000	6,005,820
3.00%, 04/01/22 (Call 01/01/22)	2,180	2,243,700
3.15%, 06/01/27 (Call 03/01/27)	5,650	5,731,812
3.25%, 12/01/21 (Call 09/01/21)	2,960	3,072,539
3.85%, 01/15/24 (Call 10/15/23)	3,000	3,202,440
4.05%, 08/15/52 (Call 02/15/52)[c]	46	45,732
4.45%, 06/15/45 (Call 12/15/44)	1,025	1,123,923
4.65%, 01/15/46 (Call 07/15/45)	820	927,354
4.80%, 08/15/43 (Call 02/15/43)	135	154,328
4.84%, 10/01/41	5,952	6,810,040
6.00%, 03/15/05	15	18,493
7.05%, 05/01/37	500	691,530
7.25%, 02/15/31	475	660,103
7.80%, 05/15/27	150	203,658
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	620	618,258
2.45%, 11/15/18 (Call 10/15/18)	200	201,400
2.45%, 09/03/19 (Call 08/03/19)	430	434,300
2.50%, 05/11/20 (Call 04/11/20)	555	561,754
2.50%, 09/01/22 (Call 08/01/22)	425	425,863
2.55%, 06/01/19 (Call 05/01/19)	800	808,536
2.65%, 03/02/20 (Call 02/02/20)	240	243,677
2.80%, 03/01/22 (Call 02/01/22)	1,060	1,077,342

160	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.88%, 09/01/20 (Call 08/01/20)	$870	$888,949
3.45%, 11/15/21 (Call 10/15/21)	355	370,034
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	970	988,449
2.75%, 03/01/26 (Call 12/01/25)	980	981,019
3.00%, 04/15/27 (Call 01/15/27)	1,820	1,846,445
3.25%, 01/15/25 (Call 10/15/24)	925	960,899
3.25%, 08/15/25 (Call 05/15/25)	2,791	2,909,478
3.35%, 08/15/46 (Call 02/15/46)	1,000	942,430
3.38%, 02/01/35 (Call 08/01/34)	240	239,561
3.75%, 03/15/24 (Call 12/15/23)	2,250	2,407,162
3.88%, 02/01/55 (Call 08/01/54)	1,950	1,957,156
4.00%, 02/01/21 (Call 11/01/20)	2,250	2,394,607
4.00%, 04/15/47 (Call 10/15/46)	1,350	1,411,776
4.05%, 11/15/45 (Call 05/15/45)	1,000	1,051,790
4.05%, 03/01/46 (Call 09/01/45)	2,280	2,399,814
4.15%, 01/15/45 (Call 07/15/44)	1,000	1,065,500
4.16%, 07/15/22 (Call 04/15/22)	2,675	2,908,153
4.25%, 04/15/43 (Call 10/15/42)	2,675	2,884,131
4.30%, 06/15/42 (Call 12/15/41)	20	21,653
4.38%, 11/15/65 (Call 05/15/65)	1,143	1,253,037
4.75%, 09/15/41 (Call 03/15/41)	1,970	2,258,841

Security	Principal (000s)	Value
4.75%, 12/15/43 (Call 06/15/43)	$1,700	$1,936,555
4.82%, 02/01/44 (Call 08/01/43)	2,359	2,740,592
6.63%, 02/01/29	200	265,560
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	1,600	1,621,872
2.40%, 11/15/26 (Call 08/15/26)	1,300	1,272,336
2.45%, 10/01/22	8,365	8,492,901
3.13%, 01/15/21	913	950,515
3.40%, 11/15/46 (Call 05/15/46)	2,145	2,082,666
3.63%, 10/01/42	540	542,003
4.88%, 11/15/40 (Call 05/15/40)	507	604,506
5.13%, 04/01/19	2,620	2,758,546
6.20%, 01/15/38	3,855	5,287,210
United Parcel Service of America Inc.
8.38%, 04/01/30[b]	50	72,622

		264,821,113
TRUCKING & LEASING — 0.03%
GATX Corp.
2.50%, 03/15/19	1,605	1,616,973
2.50%, 07/30/19	750	755,513
2.60%, 03/30/20 (Call 02/28/20)[d]	202	204,311
3.25%, 03/30/25 (Call 12/30/24)	1,810	1,813,729
3.25%, 09/15/26 (Call 06/15/26)[d]	830	822,339
3.85%, 03/30/27 (Call 12/30/26)	645	667,581
3.90%, 03/30/23	3,020	3,165,534
4.50%, 03/30/45 (Call 09/30/44)	1,130	1,114,349
4.75%, 06/15/22	1,990	2,176,682
4.85%, 06/01/21	700	763,063
5.20%, 03/15/44 (Call 09/15/43)	875	952,717

		14,052,791

SCHEDULES OF INVESTMENTS	161

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
WATER — 0.02%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	$890	$896,818
3.00%, 12/01/26 (Call 09/01/26)	295	297,236
3.40%, 03/01/25 (Call 12/01/24)	3,320	3,473,617
3.75%, 09/01/47 (Call 03/01/47)	1,500	1,521,525
3.85%, 03/01/24 (Call 12/01/23)	100	107,174
4.00%, 12/01/46 (Call 06/01/46)	480	504,806
4.30%, 12/01/42 (Call 06/01/42)	2,290	2,498,321
4.30%, 09/01/45 (Call 03/01/45)[d]	1,000	1,091,830
6.59%, 10/15/37	440	612,625

		11,003,952

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,839,060,477)		13,239,251,589

FOREIGN GOVERNMENT OBLIGATIONS[i] — 3.08%

CANADA — 0.34%
Canada Government International Bond
1.63%, 02/27/19	17,760	17,832,816
Export Development Canada
1.00%, 06/15/18	330	329,159
1.00%, 11/01/18	760	756,686
1.00%, 09/13/19	5,815	5,757,490
1.25%, 02/04/19	1,695	1,691,017
1.50%, 10/03/18	5,010	5,016,513
1.50%, 05/26/21	1,250	1,239,700
1.63%, 12/03/19	3,600	3,607,632
1.63%, 01/17/20	3,495	3,505,380
1.75%, 08/19/19	240	241,205
1.75%, 07/21/20[d]	3,325	3,340,727
2.00%, 05/17/22	250	251,680
Province of Alberta Canada
1.90%, 12/06/19	3,750	3,762,225

Security	Principal (000s)	Value
Province of British Columbia Canada
2.00%, 10/23/22	$2,303	$2,303,461
2.25%, 06/02/26	7,430	7,340,543
2.65%, 09/22/21	3,208	3,308,635
Province of Manitoba Canada
1.75%, 05/30/19	1,100	1,102,585
2.05%, 11/30/20	250	251,928
2.10%, 09/06/22	1,615	1,612,787
2.13%, 05/04/22	1,250	1,253,475
2.13%, 06/22/26	250	241,305
3.05%, 05/14/24	950	991,515
Province of Nova Scotia Canada
9.25%, 03/01/20	500	580,920
Province of Ontario Canada
1.10%, 10/25/17	1,711	1,710,555
1.25%, 06/17/19	240	238,421
1.63%, 01/18/19	490	490,470
1.65%, 09/27/19	23,550	23,530,218
1.88%, 05/21/20	1,300	1,303,952
2.00%, 09/27/18	5,975	6,005,711
2.00%, 01/30/19	6,040	6,076,844
2.25%, 05/18/22	1,850	1,864,893
2.40%, 02/08/22	4,500	4,572,045
2.45%, 06/29/22	1,250	1,271,450
2.50%, 09/10/21	5,269	5,373,748
2.50%, 04/27/26	13,390	13,379,020
3.20%, 05/16/24	100	105,399
4.00%, 10/07/19	1,800	1,884,132
4.40%, 04/14/20	1,620	1,728,232
Province of Quebec Canada
2.38%, 01/31/22	1,750	1,778,420
2.50%, 04/20/26	1,250	1,255,463
2.63%, 02/13/23	1,200	1,230,108
2.75%, 08/25/21	800	824,216
2.75%, 04/12/27	2,850	2,892,949
2.88%, 10/16/24	14,508	15,071,781
3.50%, 07/29/20	1,800	1,887,912
7.13%, 02/09/24	730	921,559
7.50%, 09/15/29	6,827	9,917,651

		171,634,533

162	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CHILE — 0.05%
Chile Government International Bond
2.25%, 10/30/22[d]	$2,250	$2,251,822
3.13%, 03/27/25	2,500	2,588,400
3.13%, 01/21/26	5,750	5,948,260
3.25%, 09/14/21	5,250	5,494,125
3.63%, 10/30/42	350	355,355
3.86%, 06/21/47	1,100	1,142,537
3.88%, 08/05/20	5,700	6,014,013

		23,794,512
COLOMBIA — 0.14%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	3,650	3,719,642
4.00%, 02/26/24 (Call 11/26/23)	1,700	1,778,132
4.38%, 07/12/21	15,673	16,776,849
4.50%, 01/28/26 (Call 10/28/25)	2,950	3,169,746
5.00%, 06/15/45 (Call 12/15/44)	2,700	2,801,331
5.63%, 02/26/44 (Call 08/26/43)	5,322	5,985,387
6.13%, 01/18/41	5,016	5,953,139
7.38%, 03/18/19	9,200	9,963,784
7.38%, 09/18/37	6,525	8,650,714
8.13%, 05/21/24	1,250	1,608,563
10.38%, 01/28/33	4,550	7,087,399
11.75%, 02/25/20	1,175	1,448,082

		68,942,768
FINLAND — 0.01%
Finland Government International Bond
6.95%, 02/15/26	2,000	2,622,580

		2,622,580
GERMANY — 0.01%
FMS Wertmanagement AoeR
1.38%, 06/08/21	3,250	3,203,265

		3,203,265

Security	Principal (000s)	Value
HUNGARY — 0.08%
Hungary Government International Bond
4.00%, 03/25/19	$5,772	$5,960,052
5.38%, 02/21/23	250	284,005
5.38%, 03/25/24	11,800	13,636,906
5.75%, 11/22/23	9,334	10,911,352
6.25%, 01/29/20	1,415	1,546,722
6.38%, 03/29/21	6,000	6,802,740
7.63%, 03/29/41	2,160	3,340,289

		42,482,066
ISRAEL — 0.03%
Israel Government International Bond
2.88%, 03/16/26	950	966,853
3.15%, 06/30/23	500	520,320
4.50%, 01/30/43	9,050	9,838,074
5.13%, 03/26/19	3,675	3,870,032

		15,195,279
ITALY — 0.03%
Republic of Italy Government International Bond
5.38%, 06/15/33	3,350	3,920,806
6.88%, 09/27/23	10,425	12,533,665

		16,454,471
JAPAN — 0.09%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	2,500	2,443,425
1.75%, 11/13/18	4,450	4,454,050
1.88%, 04/20/21	3,000	2,976,390
1.88%, 07/21/26	4,400	4,141,500
2.00%, 11/04/21	756	750,549
2.13%, 02/07/19	6,000	6,028,320
2.13%, 02/10/25	200	195,510
2.25%, 02/24/20	726	732,127
2.25%, 11/04/26	3,450	3,342,464
2.38%, 04/20/26	5,000	4,921,000
2.50%, 05/28/25	1,000	1,002,310
2.75%, 01/21/26	4,850	4,926,242
2.88%, 06/01/27	2,700	2,752,758
3.00%, 05/29/24	5,000	5,192,700
3.38%, 07/31/23	600	635,244

SCHEDULES OF INVESTMENTS	163

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Japan Finance Organization for Municipalities
4.00%, 01/13/21	$1,800	$1,901,196
Japan International Cooperation Agency
2.75%, 04/27/27	500	504,225

		46,900,010
MEXICO — 0.25%
Mexico Government International Bond
3.50%, 01/21/21[d]	1,150	1,207,834
3.60%, 01/30/25	5,450	5,607,178
3.63%, 03/15/22	20,288	21,295,908
4.00%, 10/02/23	10,498	11,116,752
4.13%, 01/21/26	5,900	6,255,298
4.15%, 03/28/27	5,150	5,456,013
4.35%, 01/15/47	2,350	2,320,037
4.60%, 01/23/46	8,465	8,657,663
4.75%, 03/08/44	18,206	18,963,188
5.13%, 01/15/20	7,934	8,574,115
5.55%, 01/21/45	8,190	9,530,130
5.75%, 10/12/10	4,300	4,661,071
6.05%, 01/11/40	4,750	5,755,385
6.75%, 09/27/34	9,693	12,654,987
7.50%, 04/08/33	2,300	3,154,266
8.30%, 08/15/31	600	896,088

		126,105,913
PANAMA — 0.07%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	2,500	2,633,625
3.88%, 03/17/28 (Call 12/17/27)	5,000	5,290,750
4.00%, 09/22/24 (Call 06/22/24)	5,550	5,955,816
4.30%, 04/29/53	1,000	1,035,090
4.50%, 05/15/47	750	804,300
5.20%, 01/30/20	7,280	7,884,531
6.70%, 01/26/36	6,400	8,536,640
7.13%, 01/29/26	250	323,830
8.88%, 09/30/27	1,473	2,145,999

		34,610,581

Security	Principal (000s)	Value
PERU — 0.07%
Peruvian Government International Bond
4.13%, 08/25/27[d]	$1,670	$1,850,811
5.63%, 11/18/50	5,582	7,080,488
6.55%, 03/14/37	5,853	7,919,285
7.13%, 03/30/19	6,330	6,901,409
7.35%, 07/21/25	3,100	4,097,580
8.75%, 11/21/33	3,675	5,786,765

		33,636,338
PHILIPPINES — 0.18%
Philippine Government International Bond
3.70%, 03/01/41[d]	4,450	4,535,262
3.70%, 02/02/42	200	203,570
3.95%, 01/20/40	10,350	10,928,047
4.00%, 01/15/21	18,940	20,193,828
4.20%, 01/21/24	18,850	20,706,159
5.00%, 01/13/37	2,900	3,466,080
5.50%, 03/30/26	1,000	1,206,320
6.38%, 01/15/32	1,850	2,456,171
6.38%, 10/23/34	10,481	14,226,071
6.50%, 01/20/20	1,000	1,109,000
7.75%, 01/14/31	3,000	4,383,030
8.38%, 06/17/19	3,650	4,079,204
9.50%, 02/02/30	1,981	3,206,526
10.63%, 03/16/25	600	924,054

		91,623,322
POLAND — 0.09%
Republic of Poland Government International Bond
3.00%, 03/17/23	2,850	2,935,643
3.25%, 04/06/26	9,150	9,474,642
4.00%, 01/22/24	7,018	7,606,249
5.00%, 03/23/22	8,255	9,229,420
5.13%, 04/21/21	5,450	6,026,719
6.38%, 07/15/19	11,209	12,175,664

		47,448,337
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
1.50%, 10/21/19	1,050	1,036,287
1.75%, 05/26/19	3,650	3,630,691
2.13%, 02/11/21	5,000	4,952,850

164	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.25%, 01/21/20	$2,250	$2,250,022
2.38%, 04/21/27	5,000	4,735,050
2.63%, 05/26/26[d]	1,250	1,213,563
2.88%, 09/17/18	4,200	4,242,000
2.88%, 01/21/25	2,000	1,987,800
3.25%, 11/10/25	5,000	5,089,050
3.25%, 08/12/26	6,650	6,775,352
4.00%, 01/14/24	250	266,795
4.38%, 09/15/21	500	535,580
5.00%, 04/11/22	450	497,435
5.13%, 06/29/20	250	268,633
Korea International Bond
3.88%, 09/11/23[d]	1,400	1,507,100
4.13%, 06/10/44[d]	2,936	3,528,162
7.13%, 04/16/19	3,000	3,248,130

		45,764,500
SUPRANATIONAL — 1.47%
African Development Bank
0.75%, 11/03/17	1,243	1,242,018
1.00%, 11/02/18	1,575	1,567,771
1.00%, 05/15/19	7,911	7,848,740
1.13%, 03/04/19[d]	5,213	5,189,750
1.13%, 09/20/19	800	793,680
1.25%, 07/26/21	1,950	1,911,995
1.63%, 10/02/18	9,100	9,121,749
1.88%, 03/16/20	2,500	2,520,500
2.38%, 09/23/21	3,617	3,700,661
Asian Development Bank
1.00%, 08/16/19	1,350	1,337,391
1.38%, 01/15/19	24,008	23,997,196
1.38%, 03/23/20[d]	8,500	8,469,910
1.50%, 09/28/18	6,150	6,158,548
1.50%, 01/22/20	1,321	1,320,947
1.63%, 05/05/20	4,500	4,510,035
1.63%, 08/26/20	16,300	16,303,097
1.63%, 03/16/21	3,000	2,992,560
1.75%, 03/21/19	2,758	2,771,211
1.75%, 01/10/20	4,500	4,525,605
1.75%, 06/08/21	1,500	1,500,465
1.75%, 08/14/26	400	383,668
1.88%, 10/23/18	4,300	4,323,564
1.88%, 02/18/22	9,125	9,149,272
2.00%, 02/16/22	5,500	5,545,210

Security	Principal (000s)	Value
2.00%, 01/22/25	$7,700	$7,630,777
2.00%, 04/24/26	2,400	2,355,336
2.63%, 01/12/27	3,750	3,862,238
6.22%, 08/15/27	2,775	3,569,094
Corp. Andina de Fomento
2.13%, 09/27/21	1,300	1,295,671
4.38%, 06/15/22	4,550	4,952,675
Council of Europe Development Bank
1.00%, 02/04/19	280	278,099
1.13%, 05/31/18	7,030	7,018,541
1.63%, 03/10/20	550	550,446
1.63%, 03/16/21	250	248,895
1.75%, 11/14/19	220	220,887
1.88%, 01/27/20	2,250	2,267,730
European Bank for Reconstruction & Development
0.88%, 07/22/19	1,500	1,482,810
1.13%, 08/24/20	850	837,327
1.50%, 03/16/20	1,100	1,098,394
1.50%, 11/02/21	2,000	1,972,380
1.63%, 11/15/18	5,300	5,313,356
1.63%, 05/05/20	4,500	4,506,255
1.75%, 06/14/19	1,575	1,581,977
1.75%, 11/26/19	5,700	5,724,852
1.88%, 02/23/22	2,650	2,651,617
2.00%, 02/01/21	3,250	3,277,950
2.13%, 03/07/22	4,250	4,299,300
European Investment Bank
1.13%, 08/15/19[d]	5,100	5,063,790
1.25%, 05/15/19	24,728	24,639,721
1.25%, 12/16/19	21,500	21,355,735
1.38%, 06/15/20	3,275	3,255,874
1.38%, 09/15/21	8,250	8,110,410
1.63%, 12/18/18	7,350	7,371,388
1.63%, 03/16/20	7,575	7,587,953
1.63%, 08/14/20	3,000	3,000,450
1.63%, 12/15/20	650	648,726
1.63%, 06/15/21	5,550	5,522,971
1.75%, 06/17/19	5,478	5,504,897
1.75%, 05/15/20[d]	2,500	2,511,125
1.88%, 03/15/19	11,500	11,573,715

SCHEDULES OF INVESTMENTS	165

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.88%, 02/10/25	$17,863	$17,503,954
2.13%, 10/15/21	1,763	1,783,680
2.13%, 04/13/26[d]	250	247,778
2.25%, 03/15/22[d]	750	762,375
2.25%, 08/15/22	7,470	7,585,187
2.38%, 06/15/22	6,750	6,897,555
2.38%, 05/24/27	4,600	4,629,256
2.50%, 04/15/21	5,900	6,054,403
2.50%, 10/15/24[d]	6,450	6,620,860
2.88%, 09/15/20	2,700	2,797,686
3.25%, 01/29/24	6,800	7,270,900
4.00%, 02/16/21	21,245	22,840,499
4.88%, 02/15/36	3,480	4,544,393
Inter-American Development Bank
1.00%, 05/13/19	11,150	11,073,399
1.13%, 09/12/19	150	148,938
1.25%, 09/14/21[d]	2,750	2,694,835
1.38%, 07/15/20	2,400	2,385,624
1.50%, 09/25/18	400	400,528
1.63%, 05/12/20	5,600	5,612,656
1.75%, 10/15/19	1,250	1,256,388
1.75%, 04/14/22[d]	15,825	15,769,771
1.88%, 06/16/20	7,700	7,765,065
1.88%, 03/15/21	8,900	8,954,201
2.00%, 06/02/26	2,500	2,451,550
2.13%, 11/09/20	6,876	6,976,252
2.13%, 01/18/22[d]	2,000	2,027,160
2.13%, 01/15/25	1,000	1,000,280
3.00%, 10/04/23	2,850	3,008,261
3.00%, 02/21/24	8,475	8,944,176
3.88%, 02/14/20	5,000	5,280,650
3.88%, 10/28/41	3,050	3,486,120
4.25%, 09/10/18	1,680	1,728,552
4.38%, 01/24/44	3,040	3,734,154
Series E
3.88%, 09/17/19	5,550	5,812,348
International Bank for Reconstruction & Development
0.88%, 08/15/19	5,350	5,289,866
1.00%, 10/05/18	22,950	22,865,085
1.13%, 11/27/19	4,270	4,232,894
1.13%, 08/10/20	600	592,236

Security	Principal (000s)	Value
1.25%, 07/26/19	$30,513	$30,395,525
1.38%, 05/24/21	4,350	4,300,018
1.38%, 09/20/21	1,000	985,050
1.63%, 03/09/21[d]	11,275	11,253,352
1.63%, 02/10/22[d]	2,250	2,232,900
1.75%, 04/19/23	6,000	5,930,880
1.88%, 03/15/19	11,325	11,405,407
1.88%, 10/07/19[d]	14,950	15,066,909
1.88%, 04/21/20	7,750	7,818,665
1.88%, 10/07/22[d]	5,500	5,495,875
1.88%, 10/27/26	2,500	2,422,075
2.00%, 01/26/22	4,000	4,033,560
2.13%, 11/01/20	1,900	1,929,127
2.13%, 02/13/23[d]	10,325	10,405,948
2.13%, 03/03/25	5,550	5,533,294
2.25%, 06/24/21[d]	3,325	3,389,771
2.50%, 11/25/24	12,763	13,088,967
2.50%, 07/29/25	12,450	12,730,000
4.75%, 02/15/35	4,260	5,426,644
7.63%, 01/19/23	3,700	4,750,689
International Finance Corp.
1.13%, 07/20/21	3,650	3,564,517
1.25%, 11/27/18	1,000	998,400
1.63%, 07/16/20	1,000	1,001,690
1.75%, 09/04/18	12,345	12,392,899
1.75%, 09/16/19	7,650	7,690,239
1.75%, 03/30/20	1,600	1,608,240
2.13%, 11/17/17	9,500	9,517,005
2.13%, 04/07/26	5,625	5,573,306
Nordic Investment Bank
0.88%, 09/27/18	3,175	3,158,776
1.13%, 02/25/19	10,377	10,333,728
1.25%, 08/02/21	100	98,051
1.50%, 09/29/20	250	249,093

		738,139,020
SWEDEN — 0.03%
Svensk Exportkredit AB
1.75%, 05/18/20	2,650	2,657,393
1.75%, 08/28/20	500	500,365
1.75%, 03/10/21	7,000	6,990,900
1.88%, 06/17/19	2,000	2,010,780
2.38%, 03/09/22	3,450	3,515,964

		15,675,402

166	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
URUGUAY — 0.05%
Uruguay Government International Bond
4.13%, 11/20/45	$3,800	$3,701,352
4.38%, 10/27/27	3,400	3,680,398
4.50%, 08/14/24[d]	4,967	5,468,816
5.10%, 06/18/50[d]	6,730	7,092,007
7.63%, 03/21/36	1,898	2,654,182
8.00%, 11/18/22	1,035	1,268,341

		23,865,096

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,530,708,220)		1,548,097,993

MUNICIPAL DEBT OBLIGATIONS — 0.61%

ARIZONA — 0.01%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	1,910	2,329,130

		2,329,130
CALIFORNIA — 0.22%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	1,190	1,745,587
Series S-1
7.04%, 04/01/50[d]	3,100	4,844,897
Series S-3
6.91%, 10/01/50	1,300	2,035,462
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	3,257,250
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	4,480	6,048,358
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,600	3,998,904
Series E
6.60%, 08/01/42	200	295,612

Security	Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	$815	$1,046,574
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	1,150	1,780,971
Los Angeles Department of Water & Power System Revenue RB BAB
Series A
5.72%, 07/01/39	2,100	2,745,099
6.60%, 07/01/50	350	529,351
Series D
6.57%, 07/01/45	2,470	3,679,016
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	3,760	4,859,913
5.76%, 07/01/29	2,170	2,698,438
6.76%, 07/01/34	1,625	2,283,271
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	1,645	2,324,220
Series F
6.58%, 05/15/49	2,015	2,845,583
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	1,300	1,830,218
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	925	1,128,343
State of California Department of Water Resources Power Supply Revenue RB Series P
2.00%, 05/01/22	470	469,253
State of California GO
6.20%, 10/01/19	175	191,109

SCHEDULES OF INVESTMENTS	167

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
State of California GO BAB
5.70%, 11/01/21	$500	$568,195
7.30%, 10/01/39	7,150	10,606,238
7.35%, 11/01/39	2,130	3,177,832
7.50%, 04/01/34	6,530	9,627,375
7.55%, 04/01/39	11,475	17,924,065
7.60%, 11/01/40	4,435	7,045,086
7.63%, 03/01/40	150	232,851
7.70%, 11/01/30 (Call 11/01/20)	500	585,560
7.95%, 03/01/36 (Call 03/01/20)	500	570,470
University of California RB
Series AD
4.86%, 05/15/12	3,150	3,450,982
Series AQ
4.77%, 05/15/15	835	897,491
Series AX
3.06%, 07/01/25 (Call 04/01/25)	1,200	1,233,948
University of California RB BAB
5.77%, 05/15/43	1,020	1,328,948
5.95%, 05/15/45	1,050	1,365,893

		109,252,363
COLORADO — 0.00%
Regional Transportation District RB BAB Series B
5.84%, 11/01/50	500	678,395

		678,395
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	2,400	2,941,368
State of Connecticut GO BAB
5.09%, 10/01/30	1,515	1,678,514

		4,619,882
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB Series E
5.59%, 12/01/34	700	877,639
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	600	678,288

Security	Principal (000s)	Value
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB
7.46%, 10/01/46	$1,300	$1,900,236

		3,456,163
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
2.11%, 07/01/18	1,500	1,505,745
2.16%, 07/01/19	1,500	1,506,945
2.64%, 07/01/21	1,500	1,513,650
3.00%, 07/01/20	1,310	1,339,292

		5,865,632
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	1,800	2,321,640
Project M, Series 2010-A
6.66%, 04/01/57	1,300	1,655,563
Project P, Series 2010A
7.06%, 04/01/57	330	406,461

		4,383,664
ILLINOIS — 0.06%
Chicago O’Hare International Airport RB BAB Series B
6.40%, 01/01/40	500	698,070
Chicago Transit Authority RB Series A
6.90%, 12/01/40	2,400	3,191,952
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	1,300	1,691,469
State of Illinois GO
5.10%, 06/01/33[d]	20,348	20,290,008
5.88%, 03/01/19	4,405	4,557,237
State of Illinois GO BAB Series 5
7.35%, 07/01/35	1,000	1,152,290

		31,581,026

168	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	$500	$578,295

		578,295
MARYLAND — 0.01%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	2,003,025

		2,003,025
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	2,319,896
Series E
4.20%, 12/01/21	420	449,929
5.46%, 12/01/39	1,150	1,471,218
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	1,400	1,845,340
Massachusetts School Building Authority RB BAB Series B
5.72%, 08/15/39	1,060	1,363,043

		7,449,426
MISSISSIPPI — 0.00%
State of Mississippi GO BAB
5.25%, 11/01/34	1,000	1,217,750

		1,217,750
MISSOURI — 0.00%
Health & Educational Facilities Authority of the State of Missouri RB Series A
3.65%, 08/15/57 (Call 02/15/57)	890	899,452

		899,452

Security	Principal (000s)	Value
NEVADA — 0.00%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	$850	$1,277,040

		1,277,040
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	2,550	3,151,876
Series B
0.00%, 02/15/19 (AGM)	500	481,530
0.00%, 02/15/21 (AGM)	1,145	1,032,733
0.00%, 02/15/22 (AGM)	1,000	868,160
0.00%, 02/15/23 (AGM)	1,400	1,173,326
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	4,230	6,281,804
Series F
7.41%, 01/01/40	4,044	6,187,158
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	1,500	1,870,440
Series C
5.75%, 12/15/28	2,225	2,532,673
6.10%, 12/15/28 (Call 12/15/20)	1,200	1,279,920
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	900	1,115,280

		25,974,900
NEW YORK — 0.10%
City of New York NY GO BAB
5.85%, 06/01/40	645	858,134
6.27%, 12/01/37	1,255	1,718,672
Series C-1
5.52%, 10/01/37	1,000	1,266,080
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	100	134,478
7.34%, 11/15/39	1,840	2,857,244

SCHEDULES OF INVESTMENTS	169

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series 2010-A
6.67%, 11/15/39	$50	$71,118
Series 2010B-1
6.55%, 11/15/31	2,110	2,812,757
Series B
6.65%, 11/15/39	220	307,358
Series E
6.81%, 11/15/40	1,230	1,749,601
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	1,000	1,271,560
5.57%, 11/01/38	100	126,982
Series C-2
5.77%, 08/01/36	2,000	2,524,520
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	3,205	4,362,806
5.88%, 06/15/44	3,090	4,272,728
6.01%, 06/15/42	835	1,162,387
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	1,500	1,920,960
Series D
5.60%, 03/15/40	1,500	1,923,045
New York State Urban Development Corp. RB Series B
2.10%, 03/15/22	2,000	2,001,140
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	1,260	1,557,499
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	2,500	3,059,600
5.65%, 11/01/40	1,600	2,079,968
5.65%, 11/01/40	2,255	2,929,200
Series 174
4.46%, 10/01/62	2,175	2,488,657
Series 181
4.96%, 08/01/46	2,000	2,493,560
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,000	1,110,050

Security	Principal (000s)	Value
Series 192
4.81%, 10/15/65	$4,235	$5,090,597

		52,150,701
OHIO — 0.02%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,660,724
8.08%, 02/15/50	1,525	2,551,096
Series E
6.27%, 02/15/50	1,210	1,578,384
Ohio State University (The) RB
Series A
3.80%, 12/01/46	2,000	2,104,740
4.05%, 12/01/56	500	525,000
Ohio State University (The) RB BAB
4.91%, 06/01/40	1,225	1,500,025

		9,919,969
OREGON — 0.01%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,179,460
Series B
5.68%, 06/30/28 (NPFGC)	1,000	1,207,080
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	595	777,052
State of Oregon GO
5.89%, 06/01/27	3,020	3,683,524

		6,847,116
PENNSYLVANIA — 0.00%
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	1,000	1,309,890

		1,309,890
SOUTH CAROLINA — 0.00%
South Carolina Public Service Authority BAB Series C
6.45%, 01/01/50	400	524,804

		524,804

170	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
TENNESSEE — 0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB Series 2016B
4.05%, 07/01/26 (Call 04/01/26)	$1,000	$1,052,760

		1,052,760
TEXAS — 0.05%
City of Houston TX GOL Series A
6.29%, 03/01/32	605	723,973
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41	1,800	2,361,438
Series C
5.99%, 02/01/39	1,000	1,346,580
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48	950	1,153,566
6.00%, 12/01/44	400	546,996
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	700	947,198
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	1,250	1,560,762
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	456,156
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	1,590	2,405,559
State of Texas GO BAB
5.52%, 04/01/39	2,300	3,025,788
Series A
4.63%, 04/01/33	1,255	1,457,846
4.68%, 04/01/40	2,000	2,373,980

Security	Principal (000s)	Value
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	$5,015	$6,008,873
University of Texas System (The) RB BAB Series C
4.79%, 08/15/46	1,500	1,832,895

		26,201,610
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	533,825

		533,825
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	1,200	1,522,956
State of Washington GO BAB Series F
5.14%, 08/01/40	2,150	2,701,282

		4,224,238
WISCONSIN — 0.01%
State of Wisconsin RB
Series A
5.70%, 05/01/26 (AGM)	320	371,693
Series C
3.15%, 05/01/27	2,580	2,652,008

		3,023,701

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $276,974,262)		307,354,757

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 68.21%

MORTGAGE-BACKED SECURITIES — 28.55%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	5,344	5,440,007
2.50%, 01/01/30	43,969	44,664,231
2.50%, 12/01/31	32,943	33,410,810
2.50%, 02/01/32	27,156	27,547,252

SCHEDULES OF INVESTMENTS	171

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 09/01/32[j]	$252,053	$255,558,580
2.50%, 09/01/47[j]	15,050	14,720,781
3.00%, 04/01/27	1,110	1,148,686
3.00%, 05/01/27	8,254	8,541,162
3.00%, 06/01/27	7,208	7,458,354
3.00%, 07/01/27	215	222,915
3.00%, 08/01/27	862	891,859
3.00%, 09/01/27	3,552	3,674,670
3.00%, 11/01/27	1,287	1,331,848
3.00%, 12/01/27	878	908,658
3.00%, 01/01/28	454	469,852
3.00%, 05/01/29	15,990	16,542,991
3.00%, 05/01/30	16,744	17,308,582
3.00%, 06/01/30	9,197	9,503,906
3.00%, 07/01/30	15,522	16,049,261
3.00%, 12/01/30	42,506	43,939,131
3.00%, 02/01/31	14,374	14,855,146
3.00%, 05/01/31	31,231	32,275,765
3.00%, 06/01/31	21,097	21,803,661
3.00%, 09/01/32[j]	168,851	174,444,328
3.00%, 05/01/33	5,123	5,284,490
3.00%, 02/01/43	33,915	34,475,957
3.00%, 12/01/46	170,347	172,560,109
3.00%, 05/01/47	64,287	65,162,229
3.00%, 09/01/47[j]	627,072	634,028,117
3.50%, 11/01/25	5,796	6,068,369
3.50%, 03/01/26	4,875	5,104,511
3.50%, 06/01/26	1,273	1,333,067
3.50%, 03/01/32	2,616	2,743,906
3.50%, 09/01/32	3,038	3,183,654
3.50%, 09/01/32[j]	114,031	119,340,568
3.50%, 10/01/42	2,030	2,113,145
3.50%, 11/01/42	1,877	1,954,375
3.50%, 04/01/43	11,508	11,974,368
3.50%, 06/01/43	2,460	2,564,262
3.50%, 08/01/43	16,577	17,248,924
3.50%, 10/01/43	3,123	3,255,059
3.50%, 01/01/44	38,334	39,919,662
3.50%, 02/01/44	22,964	23,934,738
3.50%, 09/01/44	13,799	14,359,231
3.50%, 12/01/45	25,631	26,713,776
3.50%, 01/01/46	1,217	1,261,890
3.50%, 03/01/46	26,130	27,194,811

Security	Principal (000s)	Value
3.50%, 05/01/46	$13,865	$14,408,622
3.50%, 07/01/46	20,351	21,134,057
3.50%, 08/01/46	13,017	13,496,379
3.50%, 09/01/46	22,429	23,287,086
3.50%, 10/01/46	9,651	10,008,516
3.50%, 11/01/46	3,589	3,720,950
3.50%, 12/01/46	64,791	67,193,035
3.50%, 02/01/47	22,868	23,711,253
3.50%, 03/01/47	17,883	18,542,510
3.50%, 04/01/47	55,890	57,954,555
3.50%, 05/01/47	7,580	7,875,308
3.50%, 08/01/47	6,881	7,136,235
3.50%, 09/01/47	379,797	393,883,100
3.50%, 09/01/47[j]	135,171	140,092,069
4.00%, 05/01/25	699	734,278
4.00%, 10/01/25	3,816	4,012,577
4.00%, 02/01/26	2,096	2,204,199
4.00%, 05/01/26	3,108	3,273,976
4.00%, 09/01/32[j]	16,003	16,545,602
4.00%, 09/01/41	9,239	9,849,489
4.00%, 02/01/42	7,308	7,779,916
4.00%, 03/01/42	1,744	1,852,297
4.00%, 06/01/42	12,454	13,219,892
4.00%, 07/01/44	16,105	17,137,951
4.00%, 01/01/45	4,011	4,243,546
4.00%, 06/01/45	21,309	22,540,689
4.00%, 08/01/45	20,126	21,295,734
4.00%, 01/01/46	9,489	10,036,573
4.00%, 03/01/46	2,770	2,934,230
4.00%, 05/01/46	36,974	39,104,252
4.00%, 08/01/46	981	1,039,320
4.00%, 11/01/46	40,013	42,307,358
4.00%, 02/01/47	37,649	39,807,297
4.00%, 03/01/47	97,863	103,476,501
4.00%, 05/01/47	44,220	46,755,366
4.00%, 06/01/47	25,669	27,140,922
4.00%, 07/01/47	58,894	62,324,140
4.00%, 09/01/47[j]	86,710	91,641,268
4.50%, 04/01/22	1,637	1,686,088
4.50%, 05/01/23	691	708,348
4.50%, 07/01/24	968	1,023,133
4.50%, 08/01/24	230	242,733
4.50%, 09/01/24	596	630,530

172	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
4.50%, 10/01/24	$563	$595,012
4.50%, 08/01/30	4,698	5,064,872
4.50%, 09/01/32[j]	500	510,547
4.50%, 03/01/39	3,116	3,384,111
4.50%, 05/01/39	3,912	4,249,490
4.50%, 10/01/39	2,936	3,174,441
4.50%, 01/01/40	728	785,318
4.50%, 02/01/41	1,999	2,159,856
4.50%, 05/01/41	10,167	11,110,543
4.50%, 05/01/42	14,508	15,651,884
4.50%, 01/01/45	12,429	13,506,295
4.50%, 11/01/45	380	408,531
4.50%, 04/01/46	2,924	3,148,184
4.50%, 05/01/46	2,363	2,543,953
4.50%, 07/01/46	1,108	1,193,801
4.50%, 08/01/46	1,392	1,498,804
4.50%, 09/01/46	8,387	9,155,220
4.50%, 03/01/47	2,996	3,226,369
4.50%, 05/01/47	50,303	54,168,739
4.50%, 06/01/47	73,504	79,160,355
4.50%, 08/01/47	14,492	15,606,621
4.50%, 09/01/47[j]	17,198	18,482,476
5.00%, 12/01/24	2,109	2,171,210
5.00%, 08/01/25	2,711	2,949,999
5.00%, 06/01/33	1,181	1,295,510
5.00%, 12/01/33	3,130	3,433,028
5.00%, 07/01/35	4,274	4,683,963
5.00%, 01/01/36	2,213	2,421,497
5.00%, 01/01/37	252	275,988
5.00%, 02/01/37	236	258,448
5.00%, 02/01/38	1,209	1,322,778
5.00%, 03/01/38	8,462	9,231,697
5.00%, 12/01/38	1,086	1,187,162
5.00%, 08/01/40	1,517	1,655,138
5.00%, 09/01/40	7,041	7,683,771
5.00%, 08/01/41	2,047	2,251,264
5.00%, 09/01/47[j]	45,375	48,962,461
5.50%, 02/01/34	4,642	5,152,180
5.50%, 05/01/35	3,086	3,421,132
5.50%, 06/01/35	1,699	1,883,688
5.50%, 05/01/36	2,365	2,617,037
5.50%, 07/01/36	3,857	4,268,345
5.50%, 03/01/38	3,016	3,336,499

Security	Principal (000s)	Value
5.50%, 04/01/38	$805	$891,131
5.50%, 01/01/39	1,719	1,906,623
5.50%, 11/01/39	1,945	2,151,095
6.00%, 10/01/36	1,888	2,127,204
6.00%, 02/01/37	1,869	2,117,513
6.00%, 11/01/37	5,418	6,119,156
6.00%, 09/01/38	90	101,532
FRN, (12 mo. LIBOR US + 1.736%)
3.49%, 12/01/38[g]	3,918	4,101,644
FRN, (12 mo. LIBOR US + 1.775%)
3.28%, 11/01/40[g]	1,591	1,675,467
FRN, (12 mo. LIBOR US + 1.793%)
3.46%, 08/01/41[g]	1,042	1,094,952
FRN, (12 mo. LIBOR US + 1.810%)
2.93%, 05/01/42[g]	1,396	1,442,708
FRN, (12 mo. LIBOR US + 1.849%)
3.44%, 11/01/41[g]	4,384	4,576,577
FRN, (12 mo. LIBOR US + 1.880%)
3.13%, 09/01/41[g]	1,221	1,294,626
FRN, (12 mo. LIBOR US + 1.900%)
3.40%, 11/01/40[g]	2,124	2,249,829
3.49%, 01/01/42[g]	433	458,095
FRN, (12 mo. LIBOR US + 1.910%)
3.34%, 11/01/40[g]	1,522	1,598,831
Federal National Mortgage Association
2.10%, 07/25/28	8,916	8,785,546
2.50%, 05/01/27	5,825	5,931,982
2.50%, 10/01/27	5,968	6,076,918
2.50%, 02/01/30	1,357	1,378,353
2.50%, 03/01/30	17,004	17,274,707
2.50%, 06/01/30	2,529	2,569,119
2.50%, 07/01/30	4,930	5,008,879
2.50%, 08/01/30	13,554	13,769,904
2.50%, 09/01/30	5,439	5,525,072

SCHEDULES OF INVESTMENTS	173

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
2.50%, 12/01/30	$9,896	$10,053,406
2.50%, 01/01/31	5,612	5,700,770
2.50%, 04/01/31	4,749	4,817,193
2.50%, 10/01/31	21,595	21,903,719
2.50%, 02/01/32	57,731	58,592,590
2.50%, 09/01/32[j]	333,146	337,830,995
2.50%, 09/01/47[j]	36,275	35,481,484
3.00%, 01/01/27	9,915	10,250,504
3.00%, 10/01/27	9,194	9,508,229
3.00%, 11/01/27	6,996	7,235,661
3.00%, 04/01/30	13,376	13,819,336
3.00%, 07/01/30	10,285	10,626,968
3.00%, 08/01/30	37,898	39,154,395
3.00%, 09/01/30	69,016	71,301,836
3.00%, 10/01/30	27,757	28,677,617
3.00%, 11/01/30	7,829	8,088,181
3.00%, 12/01/30	18,711	19,331,815
3.00%, 02/01/31	8,645	8,930,035
3.00%, 03/01/31	16,477	17,019,137
3.00%, 07/01/31	6,933	7,160,581
3.00%, 09/01/31	11,858	12,248,369
3.00%, 10/01/31	7,863	8,121,488
3.00%, 01/01/32	30,169	31,160,945
3.00%, 02/01/32	5,818	6,017,566
3.00%, 03/01/32	8,436	8,724,938
3.00%, 05/01/32	8,603	8,899,666
3.00%, 09/01/32[j]	162,390	167,667,675
3.00%, 05/01/33	1,468	1,515,389
3.00%, 08/01/42	55	55,965
3.00%, 09/01/42	210	214,102
3.00%, 10/01/42	9,017	9,169,256
3.00%, 12/01/42	42,744	43,467,353
3.00%, 01/01/43	20,891	21,244,720
3.00%, 02/01/43	643	654,117
3.00%, 03/01/43	13,453	13,680,948
3.00%, 04/01/43	25,901	26,339,564
3.00%, 05/01/43	11,098	11,285,283
3.00%, 06/01/43	7,592	7,719,784
3.00%, 07/01/43	1,439	1,463,473
3.00%, 08/01/43	5,044	5,129,316
3.00%, 11/01/45	4,960	5,027,813
3.00%, 10/01/46	6,975	7,072,006
3.00%, 12/01/46	115,851	117,271,572

Security	Principal (000s)	Value
3.00%, 01/01/47	$42,609	$43,225,815
3.00%, 09/01/47[j]	1,022,038	1,033,695,621
3.50%, 01/01/27	1,560	1,631,271
3.50%, 11/01/28	518	542,039
3.50%, 01/01/29	1,171	1,225,520
3.50%, 12/01/29	3,664	3,827,014
3.50%, 07/01/30	27,740	29,075,372
3.50%, 10/01/30	9,656	10,088,023
3.50%, 11/01/30	2,034	2,126,390
3.50%, 03/01/31	11,616	12,156,308
3.50%, 06/01/31	27,355	28,761,840
3.50%, 01/01/32	15,990	16,818,463
3.50%, 02/01/32	4,081	4,278,926
3.50%, 05/01/32	11,503	12,076,589
3.50%, 07/01/32	2,468	2,579,696
3.50%, 09/01/32[j]	46,525	48,560,469
3.50%, 02/01/42	30,880	32,151,011
3.50%, 05/01/42	2,741	2,855,087
3.50%, 11/01/42	9,470	9,856,644
3.50%, 12/01/42	13,208	13,746,958
3.50%, 06/01/43	10,911	11,350,389
3.50%, 10/01/43	14,163	14,741,524
3.50%, 03/01/45	54,724	57,025,903
3.50%, 05/01/45	84,880	88,309,151
3.50%, 07/01/45	33,242	34,585,470
3.50%, 10/01/45	7,220	7,515,127
3.50%, 12/01/45	158,907	164,880,242
3.50%, 02/01/46	4,968	5,149,697
3.50%, 03/01/46	71,948	74,574,479
3.50%, 04/01/46	27,791	28,833,643
3.50%, 05/01/46	79,592	82,725,315
3.50%, 06/01/46	23,301	24,175,833
3.50%, 07/01/46	128,428	133,399,024
3.50%, 08/01/46	40,141	41,654,390
3.50%, 09/01/46	22,569	23,498,217
3.50%, 10/01/46	11,694	12,144,290
3.50%, 11/01/46	50,100	51,972,214
3.50%, 12/01/46	9,181	9,520,445
3.50%, 01/01/47	48,929	50,731,834
3.50%, 02/01/47	82,111	85,114,940
3.50%, 04/01/47	58,650	60,989,983
3.50%, 05/01/47	45,892	47,685,152
3.50%, 06/01/47	49,205	51,139,727

174	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.50%, 07/01/47	$35,438	$36,980,083
3.50%, 08/01/47	64,314	66,766,335
3.50%, 09/01/47[j]	199,587	206,791,154
4.00%, 10/01/25	8,014	8,424,345
4.00%, 11/01/25	622	651,600
4.00%, 03/01/26	1,470	1,548,167
4.00%, 06/01/26	2,472	2,602,643
4.00%, 09/01/26	1,022	1,075,785
4.00%, 12/01/30	4,124	4,400,502
4.00%, 01/01/31	1,454	1,550,836
4.00%, 02/01/31	1,178	1,257,293
4.00%, 10/01/31	4,662	4,973,944
4.00%, 02/01/32	5,534	5,904,741
4.00%, 09/01/32[j]	68,672	70,978,950
4.00%, 03/01/42	8,786	9,349,997
4.00%, 06/01/42	5,171	5,500,673
4.00%, 05/01/44	8,798	9,428,900
4.00%, 10/01/44	8,938	9,475,588
4.00%, 12/01/44	34,765	37,136,540
4.00%, 02/01/45	117,666	125,474,961
4.00%, 03/01/45	8,634	9,253,498
4.00%, 05/01/45	35,827	38,398,493
4.00%, 07/01/45	15,356	16,329,712
4.00%, 09/01/45	2,641	2,808,807
4.00%, 11/01/45	1,382	1,462,584
4.00%, 01/01/46	4,281	4,526,787
4.00%, 02/01/46	4,626	4,892,485
4.00%, 03/01/46	38,636	40,902,215
4.00%, 04/01/46	16,600	17,576,315
4.00%, 05/01/46	56,395	59,649,534
4.00%, 06/01/46	743	785,365
4.00%, 07/01/46	44,870	47,442,087
4.00%, 08/01/46	27,144	28,761,425
4.00%, 09/01/46	752	795,850
4.00%, 10/01/46	44,232	46,823,201
4.00%, 11/01/46	4,074	4,379,571
4.00%, 02/01/47	9,489	10,030,058
4.00%, 03/01/47	71,662	75,752,299
4.00%, 04/01/47	110,773	117,419,699
4.00%, 05/01/47	34,614	36,820,240
4.00%, 06/01/47	31,575	33,753,391
4.00%, 07/01/47	148,460	157,266,309
4.00%, 08/01/47	13,350	14,219,437

Security	Principal (000s)	Value
4.00%, 09/01/47	$12,600	$13,319,160
4.00%, 09/01/47[j]	104,614	110,547,887
4.50%, 09/01/18	294	296,299
4.50%, 10/01/24	1,377	1,456,873
4.50%, 02/01/25	565	598,057
4.50%, 04/01/25	646	684,579
4.50%, 06/01/25	3,537	3,749,333
4.50%, 08/01/31	4,099	4,425,835
4.50%, 09/01/32[j]	11,250	11,503,125
4.50%, 09/01/40	10,947	11,822,868
4.50%, 12/01/40	5,391	5,822,528
4.50%, 01/01/41	13,338	14,405,206
4.50%, 05/01/41	7,467	8,099,786
4.50%, 06/01/41	42,833	46,378,674
4.50%, 08/01/41	14,375	15,550,148
4.50%, 09/01/41	5,431	5,902,063
4.50%, 01/01/42	5,935	6,420,088
4.50%, 09/01/42	4,976	5,373,073
4.50%, 08/01/43	7,018	7,562,691
4.50%, 04/01/44	16,098	17,336,450
4.50%, 06/01/44	2,664	2,881,491
4.50%, 02/01/45	6,375	6,964,707
4.50%, 08/01/45	7,832	8,556,077
4.50%, 11/01/45	614	663,040
4.50%, 12/01/45	514	554,318
4.50%, 01/01/46	708	764,320
4.50%, 02/01/46	16,701	18,036,724
4.50%, 03/01/46	707	763,249
4.50%, 04/01/46	284	306,510
4.50%, 05/01/46	377	406,417
4.50%, 07/01/46	1,748	1,885,736
4.50%, 08/01/46	7,225	7,791,119
4.50%, 09/01/46	519	559,250
4.50%, 10/01/46	4,209	4,538,512
4.50%, 01/01/47	3,974	4,286,144
4.50%, 02/01/47	1,505	1,624,400
4.50%, 03/01/47	949	1,023,555
4.50%, 04/01/47	14,260	15,374,420
4.50%, 05/01/47	3,960	4,269,496
4.50%, 06/01/47	12,483	13,551,379
4.50%, 07/01/47	38,206	41,188,749
4.50%, 09/01/47[j]	90,486	97,343,142
5.00%, 08/01/20	231	232,586

SCHEDULES OF INVESTMENTS	175

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.00%, 07/01/23	$1,246	$1,321,642
5.00%, 12/01/23	1,003	1,055,131
5.00%, 09/01/32[j]	975	996,633
5.00%, 11/01/33	8,975	9,871,830
5.00%, 06/01/39	1,891	2,080,426
5.00%, 12/01/39	351	384,173
5.00%, 01/01/40	9	9,592
5.00%, 03/01/40	6,047	6,618,927
5.00%, 04/01/40	841	920,986
5.00%, 05/01/40	64	69,977
5.00%, 06/01/40	79	86,469
5.00%, 07/01/40	4,979	5,454,809
5.00%, 08/01/40	3,689	4,074,465
5.00%, 09/01/40	24	26,148
5.00%, 10/01/40	81	88,962
5.00%, 04/01/41	1,921	2,126,069
5.00%, 05/01/41	9,636	10,565,329
5.00%, 06/01/41	2,258	2,490,185
5.00%, 08/01/41	3,879	4,300,611
5.00%, 10/01/41	11,233	12,308,251
5.00%, 01/01/42	46,810	51,232,562
5.00%, 05/01/42	22,981	25,152,512
5.00%, 06/01/47	18,413	20,237,243
5.00%, 09/01/47[j]	95,313	104,144,804
5.50%, 12/01/19	498	506,934
5.50%, 05/01/33	3,488	3,889,532
5.50%, 11/01/33	6,878	7,669,210
5.50%, 09/01/34	9,958	11,094,554
5.50%, 09/01/36	794	884,863
5.50%, 03/01/38	648	720,250
5.50%, 06/01/38	17,841	19,824,831
5.50%, 11/01/38	1,375	1,527,884
5.50%, 07/01/40	3,887	4,322,704
5.50%, 09/01/47[j]	179,467	198,563,410
6.00%, 03/01/34	5,350	6,023,943
6.00%, 05/01/34	513	580,663
6.00%, 08/01/34	881	992,971
6.00%, 11/01/34	286	321,633
6.00%, 09/01/36	2,050	2,305,996
6.00%, 08/01/37	3,987	4,493,077
6.00%, 03/01/38	940	1,064,650
6.00%, 05/01/38	529	599,353
6.00%, 09/01/38	422	476,914

Security	Principal (000s)	Value
6.00%, 06/01/39	$7,704	$8,698,587
6.00%, 10/01/39	557	631,597
6.00%, 09/01/47[j]	12,220	13,716,950
6.50%, 08/01/36	81	92,110
6.50%, 09/01/36	613	700,589
6.50%, 10/01/36	89	101,687
6.50%, 12/01/36	73	83,652
6.50%, 07/01/37	154	175,857
6.50%, 08/01/37	6,369	7,345,019
6.50%, 10/01/37	274	314,539
6.50%, 11/01/37	42	47,867
6.50%, 12/01/37	1,984	2,268,904
6.50%, 06/01/38	61	68,413
6.50%, 10/01/39	1,936	2,219,411
6.50%, 05/01/40	56	64,729
7.00%, 04/01/37	2,277	2,657,272
FRN, (12 mo. LIBOR US + 1.590%)
2.52%, 04/01/44[g]	2,122	2,183,730
FRN, (12 mo. LIBOR US + 1.756%)
3.45%, 08/01/41[g]	1,543	1,622,803
FRN, (12 mo. LIBOR US + 1.805%)
3.44%, 02/01/42[g]	1,053	1,112,378
FRN, (12 mo. LIBOR US + 1.815%)
3.21%, 10/01/41[g]	1,299	1,375,644
Series 2014-M01, Class ASQ2
2.32%, 11/25/18[a]	3,392	3,402,414
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	2,500	2,562,253
Series 2015-M10, Class A2
3.09%, 04/25/27[a]	4,548	4,691,565
Series 2016-M11, Class A1
2.08%, 07/25/26	2,055	2,044,646
Series CA0084
4.50%, 08/01/47	13,899	14,984,280
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	3,100	3,201,938

176	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Series K004, Class A1
3.41%, 05/25/19	$2,583	$2,616,827
Series K006, Class A1
3.40%, 07/25/19	1,366	1,388,626
Series K006, Class A2
4.25%, 01/25/20	2,425	2,550,669
Series K007, Class A2
4.22%, 03/25/20	18,775	19,792,086
Series K010, Class A1
3.32%, 07/25/20	55	55,564
Series K010, Class A2
4.33%, 10/25/20[a]	6,375	6,819,499
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	4,000	4,262,223
Series K014, Class A1
2.79%, 10/25/20	640	647,884
Series K017, Class A2
2.87%, 12/25/21	9,500	9,840,960
Series K020, Class A2
2.37%, 05/25/22	12,400	12,596,686
Series K024, Class A2
2.57%, 09/25/22	890	910,089
Series K026, Class A2
2.51%, 11/25/22	11,900	12,127,030
Series K031, Class A2
3.30%, 04/25/23[a]	5,100	5,396,764
Series K033, Class A2
3.06%, 07/25/23[a]	2,900	3,032,165
Series K034, Class A2
3.53%, 07/25/23[a]	33,500	35,885,078
Series K036, Class A2
3.53%, 10/25/23[a]	7,685	8,235,192
Series K037, Class A2
3.49%, 01/25/24	10,700	11,454,809
Series K038, Class A1
2.60%, 10/25/23	2,508	2,561,498
Series K046, Class A2
3.21%, 03/25/25	5,000	5,268,260
Series K047, Class A2
3.33%, 05/25/25 (Call 05/11/25)[a]	15,000	15,926,709
Series K048, Class A2
3.28%, 06/25/25[a]	14,000	14,827,406

Security	Principal (000s)	Value
Series K052, Class A2
3.15%, 11/25/25	$19,250	$20,156,336
Series K063, Class A2
3.43%, 01/25/27[a]	20,000	21,322,121
Series K066, Class A2
3.12%, 06/25/27	18,250	18,978,574
Series K703, Class A2
2.70%, 05/25/18	9,750	9,802,263
Series K716, Class A2
3.13%, 06/25/21	17,000	17,710,715
Series K717, Class A2
2.99%, 09/25/21	6,000	6,232,509
Series K718, Class A2
2.79%, 01/25/22	3,500	3,613,032
Series K725, Class A1
2.67%, 05/25/23	10,718	10,991,314
Government National Mortgage Association
2.50%, 05/20/45	12,105	12,031,197
2.50%, 09/01/47[j]	29,025	28,698,469
3.00%, 09/15/42	22	22,508
3.00%, 10/15/42	56	57,875
3.00%, 03/15/43	650	666,995
3.00%, 06/15/43	139	143,073
3.00%, 07/15/43	267	273,505
3.00%, 08/15/43	576	590,660
3.00%, 09/20/43	20,000	20,512,589
3.00%, 11/15/43	1,685	1,728,568
3.00%, 08/20/44	54,367	55,608,891
3.00%, 09/15/44	2,762	2,827,170
3.00%, 10/15/44	1,524	1,560,116
3.00%, 06/20/45	34,332	35,092,270
3.00%, 11/20/45	13,287	13,581,419
3.00%, 12/20/45	25,350	25,910,710
3.00%, 12/20/46	94,920	96,960,405
3.00%, 09/01/47[j]	886,625	904,910,062
3.50%, 09/15/41	612	641,954
3.50%, 12/15/41	6,260	6,570,130
3.50%, 08/20/42	34,094	35,747,436
3.50%, 09/15/42	2,147	2,252,313
3.50%, 10/15/42	1,333	1,398,681
3.50%, 11/15/42	1,250	1,310,396
3.50%, 02/15/43	407	426,476

SCHEDULES OF INVESTMENTS	177

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.50%, 03/15/43	$807	$847,288
3.50%, 04/15/43	130	136,472
3.50%, 05/15/43	1,907	2,001,319
3.50%, 06/15/43	124	130,286
3.50%, 01/20/44	21,274	22,272,880
3.50%, 06/20/44	29,522	30,837,680
3.50%, 08/15/44	117	121,857
3.50%, 08/20/44	27,876	29,118,435
3.50%, 09/15/44	434	453,694
3.50%, 09/20/44	22,160	23,147,830
3.50%, 10/15/44	596	625,525
3.50%, 05/20/45	13,550	14,164,817
3.50%, 09/20/45	48,973	51,302,679
3.50%, 10/20/45	7,883	8,226,761
3.50%, 10/20/46	67,929	70,951,792
3.50%, 11/20/46	131,810	137,676,435
3.50%, 12/20/46	49,068	51,251,950
3.50%, 02/20/47	264,733	276,334,383
3.50%, 04/20/47	203,781	212,785,021
3.50%, 08/20/47	39,697	41,549,252
3.50%, 09/01/47[j]	543,207	566,691,890
4.00%, 06/15/39	24	24,976
4.00%, 09/20/40	9,794	10,395,940
4.00%, 01/15/41	7	7,748
4.00%, 01/20/41	2,955	3,136,598
4.00%, 02/15/41	6,378	6,754,400
4.00%, 05/20/41	56	59,565
4.00%, 07/15/41	3,748	3,968,110
4.00%, 08/15/41	10	10,761
4.00%, 09/15/41	61	65,008
4.00%, 09/20/41	3,909	4,145,592
4.00%, 10/15/41	1,219	1,292,392
4.00%, 11/15/41	513	542,872
4.00%, 12/15/41	2,452	2,605,870
4.00%, 12/20/41	12,414	13,164,479
4.00%, 01/15/42	192	203,695
4.00%, 01/20/42	5,446	5,775,575
4.00%, 02/15/42	1,209	1,287,516
4.00%, 03/15/42	5,658	6,029,224
4.00%, 04/15/42	2,034	2,160,310
4.00%, 09/20/42	1,995	2,116,046
4.00%, 11/15/42	89	94,095
4.00%, 05/15/43	213	226,471

Security	Principal (000s)	Value
4.00%, 08/15/43	$67	$71,476
4.00%, 10/20/43	16,474	17,499,900
4.00%, 03/15/44	1,017	1,075,764
4.00%, 04/15/44	178	188,415
4.00%, 06/15/44	325	343,796
4.00%, 08/15/44	51	54,010
4.00%, 08/20/44	1,117	1,185,970
4.00%, 09/15/44	230	244,391
4.00%, 10/15/44	188	198,845
4.00%, 10/20/44	21,309	22,622,743
4.00%, 09/20/46	2,996	3,159,781
4.00%, 11/20/46	15,741	16,598,621
4.00%, 04/20/47	87,353	92,188,354
4.00%, 05/20/47	92,665	97,794,343
4.00%, 06/20/47	52,313	55,208,896
4.00%, 07/20/47	264,284	278,913,663
4.00%, 09/01/47[j]	96,219	101,405,805
4.50%, 04/15/39	1,325	1,425,766
4.50%, 08/15/39	6,563	7,062,872
4.50%, 11/20/39	3,178	3,396,470
4.50%, 01/20/40	871	930,562
4.50%, 06/15/40	4,999	5,372,799
4.50%, 07/15/40	3,665	3,939,965
4.50%, 08/15/40	4,474	4,808,616
4.50%, 08/20/40	5,692	6,088,060
4.50%, 09/15/40	6,713	7,214,924
4.50%, 10/20/40	11,939	12,770,821
4.50%, 06/20/41	11,019	11,786,118
4.50%, 09/20/41	6,891	7,370,457
4.50%, 12/20/41	1,317	1,408,904
4.50%, 11/20/45	15,944	17,074,398
4.50%, 08/20/46	21,192	22,694,007
4.50%, 09/20/46	3,349	3,576,175
4.50%, 10/20/46	16,006	17,080,395
4.50%, 11/20/46	6,576	7,017,075
4.50%, 12/20/46	2,556	2,727,488
4.50%, 01/20/47	9,086	9,679,301
4.50%, 06/20/47	43,078	45,920,611
4.50%, 08/20/47	53,121	56,837,259
4.50%, 09/01/47[j]	46,998	50,057,480
5.00%, 12/15/36	1,478	1,618,913
5.00%, 01/15/39	4,867	5,326,466
5.00%, 07/15/39	9,053	9,908,064

178	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
5.00%, 05/15/40	$3,297	$3,608,679
5.00%, 07/20/40	17,739	19,198,734
5.00%, 08/20/40	6,092	6,599,174
5.00%, 09/01/47[j]	56,700	60,606,984
5.50%, 03/15/36	2,055	2,296,845
5.50%, 06/20/38	2,498	2,767,103
5.50%, 03/20/39	3,303	3,655,800
5.50%, 12/15/39	897	999,467
5.50%, 01/15/40	7,934	8,853,982
6.00%, 03/15/37	6,342	7,201,393
6.00%, 09/20/38	2,806	3,161,637
6.00%, 11/15/39	1,181	1,338,023
6.50%, 10/20/38	3,743	4,289,975

		14,331,232,204
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.74%
Federal Home Loan Banks
0.88%, 10/01/18	3,670	3,653,191
1.00%, 12/19/17	7,000	6,997,550
1.00%, 09/26/19	7,200	7,135,560
1.13%, 04/25/18	300	299,838
1.25%, 01/16/19	16,900	16,879,213
1.38%, 03/18/19	14,950	14,956,728
1.38%, 05/28/19	22,350	22,365,421
1.38%, 09/13/19	1,500	1,498,125
1.38%, 11/15/19	3,000	2,996,340
1.38%, 02/18/21	10,100	10,045,864
1.63%, 06/14/19	5,600	5,621,000
1.88%, 03/13/20	1,600	1,615,088
1.88%, 06/11/21	1,000	1,006,780
2.38%, 12/13/19	1,000	1,020,590
2.75%, 12/13/24	250	260,703
5.00%, 11/17/17	15,525	15,650,287
5.50%, 07/15/36	15,000	20,593,500
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18	1,750	1,747,568
0.88%, 10/12/18	3,750	3,732,450
1.00%, 09/29/17	2,200	2,199,912
1.25%, 07/26/19 (Call 10/26/17)	1,500	1,493,490
1.25%, 08/01/19[d]	36,800	36,708,000
1.25%, 10/02/19	410	408,581
1.38%, 05/01/20	12,876	12,848,059

Security	Principal (000s)	Value
1.50%, 01/17/20	$1,410	$1,411,650
1.75%, 05/30/19	19,460	19,592,133
2.38%, 01/13/22	102,373	105,189,281
3.75%, 03/27/19	200	207,440
6.25%, 07/15/32	40,023	57,740,782
6.75%, 09/15/29	500	716,260
6.75%, 03/15/31	20,995	30,846,274
Federal National Mortgage Association
0.88%, 02/08/18	25,066	25,032,662
0.88%, 08/02/19	3,620	3,584,596
1.00%, 09/27/17	2,600	2,599,792
1.00%, 02/26/19	3,290	3,273,188
1.00%, 08/28/19	5,000	4,958,250
1.00%, 10/24/19	2,200	2,180,178
1.25%, 05/06/21	1,000	987,920
1.25%, 08/17/21	72,850	71,714,997
1.38%, 01/28/19	300	300,138
1.38%, 02/26/21	700	695,044
1.38%, 10/07/21	2,500	2,468,750
1.50%, 06/22/20	2,350	2,353,831
1.63%, 01/21/20	81,000	81,328,050
1.75%, 06/20/19	1,350	1,359,437
1.75%, 09/12/19	130,000	130,891,800
1.88%, 09/18/18	4,637	4,665,889
1.88%, 04/05/22	2,000	2,012,240
1.88%, 09/24/26	3,080	2,978,668
2.00%, 01/05/22	43,550	44,031,227
2.13%, 04/24/26	4,200	4,162,746
2.63%, 09/06/24	5,175	5,373,565
6.25%, 05/15/29	5,075	6,975,841
6.63%, 11/15/30	17,915	25,957,939
7.25%, 05/15/30	6,826	10,269,990
NCUA Guaranteed Notes Series A4
3.00%, 06/12/19	9,500	9,761,725
Private Export Funding Corp.
2.80%, 05/15/22	100	104,158
Tennessee Valley Authority
4.88%, 01/15/48	8,035	10,340,000
5.25%, 09/15/39	440	588,192
5.88%, 04/01/36	340	474,858
7.13%, 05/01/30	3,556	5,248,585

		874,111,914

SCHEDULES OF INVESTMENTS	179

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 37.92%
U.S. Treasury Note/Bond
0.75%, 07/15/19	$164,900	$163,167,246
0.75%, 08/15/19	98,050	96,963,590
0.88%, 01/31/18	30,024	29,996,304
0.88%, 10/15/18	21,400	21,308,727
0.88%, 04/15/19	112,300	111,514,830
0.88%, 05/15/19	78,650	78,073,041
0.88%, 06/15/19	41,000	40,683,068
0.88%, 07/31/19	237,950	235,972,381
0.88%, 09/15/19	88,600	87,791,386
1.00%, 12/15/17	50,000	49,992,969
1.00%, 05/31/18	30,036	29,988,979
1.00%, 09/15/18	43,750	43,638,916
1.00%, 03/15/19	27,000	26,879,969
1.00%, 06/30/19	30,000	29,832,134
1.00%, 08/31/19	30,000	29,807,484
1.00%, 09/30/19	4,500	4,469,886
1.00%, 11/15/19	23,000	22,827,554
1.00%, 11/30/19	242,500	240,685,814
1.13%, 01/15/19	11,500	11,476,134
1.13%, 01/31/19	30,000	29,930,737
1.13%, 05/31/19	70,400	70,184,895
1.13%, 12/31/19	100,000	99,478,920
1.13%, 03/31/20	73,200	72,724,530
1.13%, 04/30/20	304	301,925
1.13%, 06/30/21	60,000	58,988,835
1.13%, 07/31/21	100,000	98,242,188
1.13%, 08/31/21	4,300	4,220,718
1.13%, 09/30/21	13,000	12,747,997
1.25%, 10/31/18	241,777	241,722,629
1.25%, 11/15/18	104,800	104,783,256
1.25%, 11/30/18	4,500	4,499,223
1.25%, 12/15/18	167,500	167,447,304
1.25%, 12/31/18	150,000	149,948,383
1.25%, 01/31/19	52,000	51,975,601
1.25%, 03/31/19	64,950	64,896,481
1.25%, 04/30/19	61,400	61,335,475
1.25%, 06/30/19	121,500	121,339,511
1.25%, 10/31/19	108,000	107,790,401
1.25%, 01/31/20	24,000	23,934,564
1.25%, 02/29/20	35,000	34,892,293
1.25%, 10/31/21	237,500	233,894,189

Security	Principal (000s)	Value
1.38%, 11/30/18	$58,300	$58,374,161
1.38%, 12/31/18	141,072	141,238,201
1.38%, 02/28/19	62,200	62,273,379
1.38%, 12/15/19	7,000	7,003,249
1.38%, 01/15/20	120,000	120,042,119
1.38%, 01/31/20	20,400	20,405,179
1.38%, 02/29/20	50,209	50,206,710
1.38%, 03/31/20	14,250	14,249,410
1.38%, 05/31/20	180,054	179,949,835
1.38%, 08/31/20	29,680	29,621,922
1.38%, 09/30/20	106,600	106,334,717
1.38%, 10/31/20	57,200	57,019,260
1.38%, 01/31/21	30,000	29,862,737
1.38%, 04/30/21	20,000	19,870,116
1.38%, 05/31/21	25,000	24,820,641
1.38%, 06/30/23	284,100	276,997,500
1.38%, 08/31/23	15,000	14,596,797
1.38%, 09/30/23	50,000	48,628,387
1.50%, 12/31/18	164,856	165,329,944
1.50%, 01/31/19	57,500	57,670,423
1.50%, 02/28/19	62,500	62,683,107
1.50%, 03/31/19	20,000	20,062,611
1.50%, 05/31/19	132,000	132,414,023
1.50%, 10/31/19	18,720	18,779,720
1.50%, 11/30/19	191,685	192,322,119
1.50%, 05/15/20	100,000	100,266,920
1.50%, 05/31/20	117,000	117,297,777
1.50%, 01/31/22	22,250	22,095,949
1.50%, 02/28/23	155,053	152,684,837
1.50%, 03/31/23	80,000	78,737,799
1.50%, 08/15/26	271,000	257,937,038
1.63%, 03/31/19	25,000	25,130,768
1.63%, 04/30/19	35,400	35,586,635
1.63%, 06/30/19	86,600	87,074,399
1.63%, 07/31/19	220,500	221,736,138
1.63%, 08/31/19	181,030	182,075,168
1.63%, 12/31/19	29,010	29,184,843
1.63%, 03/15/20	10,000	10,061,500
1.63%, 06/30/20	61,500	61,852,677
1.63%, 11/30/20	108,700	109,152,728
1.63%, 08/15/22	12,091	12,044,585
1.63%, 11/15/22	1,181	1,173,565
1.63%, 04/30/23	105,000	103,936,932

180	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
1.63%, 05/31/23	$20,000	$19,789,045
1.63%, 10/31/23	8,400	8,287,792
1.63%, 02/15/26	235,890	227,846,826
1.63%, 05/15/26	105,500	101,684,998
1.75%, 09/30/19	40,800	41,139,925
1.75%, 10/31/20	57,900	58,390,278
1.75%, 12/31/20	100,000	100,791,892
1.75%, 11/30/21	117,800	118,334,059
1.75%, 02/28/22	131,000	131,473,801
1.75%, 03/31/22	100,000	100,305,260
1.75%, 04/30/22	45,000	45,117,517
1.75%, 05/15/22	50,135	50,283,716
1.75%, 05/31/22	12,500	12,532,145
1.75%, 06/30/22	106,000	106,213,238
1.75%, 09/30/22	173,700	173,800,557
1.75%, 01/31/23	62,040	61,932,456
1.75%, 05/15/23	85,004	84,690,999
1.88%, 06/30/20	163,119	165,224,839
1.88%, 11/30/21	75,500	76,273,563
1.88%, 01/31/22	10,000	10,090,460
1.88%, 03/31/22	125,000	126,065,504
1.88%, 04/30/22	115,000	115,926,640
1.88%, 05/31/22	151,000	152,226,420
1.88%, 07/31/22	10,000	10,075,122
1.88%, 08/31/22	5,250	5,286,896
1.88%, 10/31/22	155,000	155,963,613
2.00%, 07/31/20	14,250	14,482,531
2.00%, 09/30/20	135,800	137,991,576
2.00%, 11/30/20	218,500	222,012,213
2.00%, 02/28/21	82,000	83,313,282
2.00%, 05/31/21	85,000	86,323,808
2.00%, 08/31/21	62,250	63,190,691
2.00%, 10/31/21	180,000	182,663,960
2.00%, 11/15/21	91,306	92,720,592
2.00%, 12/31/21	2,000	2,028,935
2.00%, 07/31/22	97,000	98,289,207
2.00%, 11/30/22	66,400	67,198,107
2.00%, 02/15/23	570	576,394
2.00%, 04/30/24	102,000	102,510,012
2.00%, 05/31/24	80,000	80,392,102
2.00%, 06/30/24	26,000	26,109,614
2.00%, 02/15/25	116,193	116,246,908
2.00%, 08/15/25	195,715	195,287,938

Security	Principal (000s)	Value
2.00%, 11/15/26	$80,800	$80,077,219
2.13%, 08/31/20	332,520	339,159,623
2.13%, 01/31/21	109,400	111,624,282
2.13%, 06/30/21	254,750	259,895,820
2.13%, 08/15/21	34,088	34,783,003
2.13%, 09/30/21	82,600	84,247,983
2.13%, 12/31/21	135,000	137,662,239
2.13%, 06/30/22	122,500	124,834,531
2.13%, 12/31/22	71,800	73,084,106
2.13%, 11/30/23	90,000	91,412,937
2.13%, 02/29/24	72,750	73,753,080
2.13%, 03/31/24	67,000	67,897,405
2.13%, 07/31/24	53,000	53,629,262
2.13%, 05/15/25	205,050	206,729,536
2.25%, 03/31/21	65,000	66,588,411
2.25%, 04/30/21	7,000	7,172,595
2.25%, 07/31/21	150,200	153,908,223
2.25%, 12/31/23	25,000	25,554,821
2.25%, 01/31/24	31,000	31,675,948
2.25%, 11/15/24	176,516	179,892,912
2.25%, 11/15/25	195,379	198,422,512
2.25%, 02/15/27	145,700	147,346,798
2.25%, 08/15/27	100,000	101,145,149
2.25%, 08/15/46	245,060	221,386,334
2.38%, 05/31/18	113,137	114,101,861
2.38%, 08/15/24	116,967	120,269,832
2.38%, 05/15/27	12,000	12,261,764
2.50%, 08/15/23	123,311	127,922,496
2.50%, 05/15/24	157,450	163,206,010
2.50%, 02/15/45	76,824	73,563,699
2.50%, 02/15/46	19,200	18,332,420
2.50%, 05/15/46	57,717	55,078,979
2.63%, 04/30/18	53,100	53,594,660
2.63%, 08/15/20	34,235	35,408,144
2.63%, 11/15/20	95,606	99,002,195
2.75%, 02/15/19	43,000	43,900,508
2.75%, 11/15/23	33,760	35,533,077
2.75%, 02/15/24	98,090	103,181,672
2.75%, 08/15/42	5,223	5,294,507
2.75%, 11/15/42	178,040	180,269,486
2.88%, 05/15/43	20,984	21,695,736
2.88%, 08/15/45	140,500	144,815,709
2.88%, 11/15/46	103,100	106,181,931

SCHEDULES OF INVESTMENTS	181

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
3.00%, 05/15/42	$40,050	$42,497,469
3.00%, 11/15/44	131,477	139,041,450
3.00%, 05/15/45	108,200	114,293,920
3.00%, 11/15/45	143,200	151,170,415
3.00%, 02/15/47	102,000	107,707,929
3.00%, 05/15/47	125,000	132,061,026
3.13%, 05/15/19	67,200	69,253,686
3.13%, 05/15/21	24,616	26,002,220
3.13%, 11/15/41	31,900	34,614,580
3.13%, 02/15/42	30,800	33,413,349
3.13%, 02/15/43	47,600	51,490,401
3.13%, 08/15/44	146,019	158,036,177
3.38%, 05/15/44	42,500	48,068,769
3.50%, 05/15/20	109,654	115,759,026
3.50%, 02/15/39	3,000	3,468,257
3.63%, 08/15/19	97,400	101,709,958
3.63%, 02/15/20	132,155	139,356,012
3.63%, 02/15/21	462,271	494,970,456
3.63%, 08/15/43	26,600	31,294,485
3.63%, 02/15/44	31,450	37,066,658
3.75%, 11/15/18	15,000	15,440,674
3.75%, 08/15/41	26,500	31,762,120
3.75%, 11/15/43	26,350	31,670,257
3.88%, 08/15/40	19,816	24,141,200
4.25%, 05/15/39	1,040	1,332,197
4.25%, 11/15/40	234,689	301,672,357
4.38%, 11/15/39	43,633	56,855,292
4.38%, 05/15/40	40,403	52,733,313
4.38%, 05/15/41	22,949	30,069,716
4.50%, 02/15/36	85,160	112,089,999
4.50%, 08/15/39	40,207	53,232,246
4.63%, 02/15/40	90,100	121,442,288
4.75%, 02/15/37	77	104,676
4.75%, 02/15/41	107,258	147,583,030
5.00%, 05/15/37	6,108	8,543,886
5.25%, 11/15/28	6,377	8,330,993
5.25%, 02/15/29	6,440	8,442,884
5.38%, 02/15/31	27,040	36,919,301
5.50%, 08/15/28	10,000	13,258,636
6.00%, 02/15/26	63,968	83,799,393
6.13%, 11/15/27	63,500	86,860,322
6.13%, 08/15/29	31,600	44,622,869
6.25%, 05/15/30	13,853	20,030,657

Security	Principal or Shares (000s)	Value
6.38%, 08/15/27	$63,580	$87,985,121
6.50%, 11/15/26	53,450	73,342,414
6.63%, 02/15/27	31,800	44,200,358
6.75%, 08/15/26	38,500	53,337,619
6.88%, 08/15/25	49,065	66,777,150
7.25%, 08/15/22	121,500	153,328,172
7.50%, 11/15/24	40,000	55,050,038
7.63%, 11/15/22	10,000	12,919,874
7.63%, 02/15/25	13,817	19,282,881
7.88%, 02/15/21	36,500	44,261,053
8.00%, 11/15/21	30,500	38,396,832
8.13%, 08/15/19	73,984	83,661,955
8.13%, 05/15/21	7,000	8,653,978
8.75%, 05/15/20	22,000	26,302,334
8.75%, 08/15/20	36,606	44,319,746

		19,039,755,912

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $33,960,345,526)		34,245,100,030

SHORT-TERM INVESTMENTS — 12.30%

MONEY MARKET FUNDS — 12.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[f,k]	5,942,160	5,943,942,229
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[f,k,l]	231,915	231,914,789

		6,175,857,018

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,174,634,528)		6,175,857,018

182	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 111.75%
(Cost: $55,366,675,963)[m]	$56,110,476,363
Other Assets, Less Liabilities — (11.75)%	(5,901,355,595)

NET ASSETS — 100.00%	$50,209,120,768

BAB  —  Build America Bond

FRN  —  Floating Rate Note

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[f]	Affiliated issuer. See Schedule 1.
[g]	Floating rate security. Rate shown is the rate in effect as of period end.
[h]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[i]	Investments are denominated in U.S. dollars.
[j]	To-be-announced (TBA). See Note 1.
[k]	The rate quoted is the annualized seven-day yield of the fund at period end.
[l]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[m]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $55,370,765,586. Net unrealized appreciation was $739,710,777, of which $858,483,934 represented gross unrealized appreciation on investments and $118,773,157 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Principal/ Shares held at 02/28/17 (000s)	Principal/ Shares purchased (000s)		Principal/ Shares sold (000s)	Principal/ Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	4,193,124	1,749,036	[b]	—	5,942,160	$5,943,942,229	$(95,832)	$(441,979)	$30,852,347	[c]
BlackRock Cash Funds: Treasury, SL Agency Shares	140,544	91,371	[b]	—	231,915	231,914,789	—	—	400
PNC Bank N.A.
1.50%, 10/18/17	$1,000	$—		$—	$1,000	1,000,030	—	(917)	7,419
1.80%, 11/05/18	10,000	—		—	10,000	10,019,200	—	949	88,051
1.85%, 07/20/18	2,250	—		(2,250)	—	—	(5,921)	14,437	11,894
2.15%, 04/29/21	2,500	690		—	3,190	3,197,688	—	40,077	33,266
2.20%, 01/28/19	3,050	—		—	3,050	3,068,910	—	1,249	28,976
2.25%, 07/02/19	2,650	1,250		—	3,900	3,930,966	—	9,487	28,558
2.30%, 06/01/20	2,250	—		—	2,250	2,272,568	—	17,253	21,110
2.40%, 10/18/19	250	250		—	500	505,800	—	2,629	4,736
2.45%, 11/05/20	—	300		—	300	304,188	—	1,416	1,500
2.45%, 07/28/22	—	250		—	250	251,703	—	1,214	368
2.55%, 12/09/21	250	—		—	250	253,300	—	3,104	3,253
2.60%, 07/21/20	—	350		—	350	356,146	—	2,284	3,117
2.70%, 11/01/22	4,085	—		—	4,085	4,122,459	—	56,348	60,605

SCHEDULES OF INVESTMENTS	183

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2017

Affiliated issuer	Principal/ Shares held at 02/28/17 (000s)	Principal/ Shares purchased (000s)	Principal/ Shares sold (000s)	Principal/ Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)	Income
2.95%, 01/30/23	$—	$500	$—	$500	$509,920	$—	$4,298	$3,573
2.95%, 02/23/25	250	—	—	250	252,938	—	5,108	3,694
3.25%, 06/01/25	450	300	—	750	772,335	—	11,766	6,651
3.30%, 10/30/24	1,500	—	—	1,500	1,553,730	—	34,865	19,164
3.80%, 07/25/23	6,750	—	—	6,750	7,179,232	—	104,204	126,579
4.20%, 11/01/25	500	—	—	500	544,850	—	9,888	9,398
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	2,750	—	—	2,750	2,921,462	—	75,629	50,184
4.38%, 08/11/20	2,762	—	—	2,762	2,949,291	—	24,287	39,612
6.70%, 06/10/19	1,163	—	—	1,163	1,259,762	—	(18,752)	33,510

					$6,223,083,496	$(101,753)	$(41,156)	$31,437,965

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Does not include income earned on the investments of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Collateralized mortgage obligations	$—	$594,814,976	$—	$594,814,976
Corporate bonds & notes	—	13,239,251,589	—	13,239,251,589
Foreign government obligations	—	1,548,097,993	—	1,548,097,993
Municipal debt obligations	—	307,354,757	—	307,354,757
U.S. government & agency obligations	—	34,245,100,030	—	34,245,100,030
Money market funds	6,175,857,018	—	—	6,175,857,018

Total	$6,175,857,018	$49,934,619,345	$—	$56,110,476,363

See notes to financial statements.

184	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2017

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$34,330,683	$220,264,406	$49,145,601,102
Affiliated (Note 2)	9,599,173	5,575,836	6,221,074,861

Total cost of investments in securities	$43,929,856	$225,840,242	$55,366,675,963

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$34,401,556	$225,332,859	$49,887,392,867
Affiliated (Note 2)	9,599,165	5,575,836	6,223,083,496
Cash	—	—	2,012,723
Receivables:
Investment securities sold	759,391	11,825,186	546,481,387
Due from custodian (Note 4)	134,329	—	17,024,466
Dividends and interest	189,701	2,666,103	268,149,048
Capital shares sold	—	—	12,995,938

Total Assets	45,084,142	245,399,984	56,957,139,925

LIABILITIES
Payables:
Investment securities purchased	9,993,199	2,584,153	6,496,340,437
Collateral for securities on loan (Note 1)	158,345	360,070	231,814,789
Due to broker for TBA collateral	—	—	18,201,000
Capital shares redeemed	—	13,342,604	—
Investment advisory fees (Note 2)	1,045	24,899	1,662,931

Total Liabilities	10,152,589	16,311,726	6,748,019,157

NET ASSETS	$34,931,553	$229,088,258	$50,209,120,768

Net assets consist of:
Paid-in capital	$34,931,197	$213,771,477	$49,488,519,355
Undistributed (distributions in excess of) net investment income	(20,529)	1,336,240	42,015,260
Undistributed net realized gain (accumulated net realized loss)	(49,980)	8,912,088	(65,214,247)
Net unrealized appreciation	70,865	5,068,453	743,800,400

NET ASSETS	$34,931,553	$229,088,258	$50,209,120,768

Shares outstanding[b]	700,000	3,550,000	455,000,000

Net asset value per share	$49.90	$64.53	$110.35

[a]	Securities on loan with values of $153,078, $348,094 and $221,609,787, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	185

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2017

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$38,321	$15,892	$30,852,747
Interest — unaffiliated	329,394	7,313,207	512,772,702
Interest — affiliated (Note 2)	238	—	585,218
Securities lending income — affiliated — net (Note 2)	5,072	3,341	358,937

Total investment income	373,025	7,332,440	544,569,604

EXPENSES
Investment advisory fees (Note 2)	11,269	144,279	11,522,332
Proxy fees	639	10,347	954,546

Total expenses	11,908	154,626	12,476,878
Less investment advisory fees waived (Note 2)	(2,847)	—	(2,288,667)

Net expenses	9,061	154,626	10,188,211

Net investment income	363,964	7,177,814	534,381,393

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	52,993	795,837	65,264,242
Investments — affiliated (Note 2)	(610)	—	(101,753)
In-kind redemptions — unaffiliated	—	9,791,119	—

Net realized gain	52,383	10,586,956	65,162,489

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	472,330	9,257,151	666,234,761
Investments — affiliated (Note 2)	(299)	—	(41,156)

Net change in unrealized appreciation/depreciation	472,031	9,257,151	666,193,605

Net realized and unrealized gain	524,414	19,844,107	731,356,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$888,378	$27,021,921	$1,265,737,487

See notes to financial statements.

186	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Six months ended August 31, 2017 (Unaudited)	Period from November 1, 2016[a] to February 28, 2017	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$363,964	$201,687	$7,177,814	$6,984,834
Net realized gain (loss)	52,383	(102,363)	10,586,956	(455,078)
Net change in unrealized appreciation/depreciation	472,031	(401,166)	9,257,151	1,806,989

Net increase (decrease) in net assets resulting from operations	888,378	(301,842)	27,021,921	8,336,745

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(439,716)	(146,464)	(6,294,925)	(7,001,492)

Total distributions to shareholders	(439,716)	(146,464)	(6,294,925)	(7,001,492)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,881,197	25,050,000	323,245,716	48,055,166
Cost of shares redeemed	—	—	(275,708,199)	(46,126,747)

Net increase in net assets from capital share transactions	9,881,197	25,050,000	47,537,517	1,928,419

INCREASE IN NET ASSETS	10,329,859	24,601,694	68,264,513	3,263,672

NET ASSETS
Beginning of period	24,601,694	—	160,823,745	157,560,073

End of period	$34,931,553	$24,601,694	$229,088,258	$160,823,745

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(20,529)	$55,223	$1,336,240	$453,351

SHARES ISSUED AND REDEEMED
Shares sold	200,000	500,000	5,250,000	750,000
Shares redeemed	—	—	(4,300,000)	(750,000)

Net increase in shares outstanding	200,000	500,000	950,000	—

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	187

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core U.S. Aggregate Bond ETF
	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$534,381,393	$850,111,888
Net realized gain (loss)	65,162,489	(10,642,885)
Net change in unrealized appreciation/depreciation	666,193,605	(461,360,937)

Net increase in net assets resulting from operations	1,265,737,487	378,108,066

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(566,705,461)	(829,171,589)
From net realized gain	—	(81,554,540)

Total distributions to shareholders	(566,705,461)	(910,726,129)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,099,501,300	11,326,456,458
Cost of shares redeemed	—	(1,295,205,155)

Net increase in net assets from capital share transactions	7,099,501,300	10,031,251,303

INCREASE IN NET ASSETS	7,798,533,326	9,498,633,240

NET ASSETS
Beginning of period	42,410,587,442	32,911,954,202

End of period	$50,209,120,768	$42,410,587,442

Undistributed net investment income included in net assets at end of period	$42,015,260	$74,339,328

SHARES ISSUED AND REDEEMED
Shares sold	65,000,000	102,200,000
Shares redeemed	—	(11,800,000)

Net increase in shares outstanding	65,000,000	90,400,000

See notes to financial statements.

188	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core 5-10 Year USD Bond ETF

	Six months ended Aug. 31, 2017 (Unaudited)	Period from Nov. 1, 2016[a] to Feb. 28, 2017
Net asset value, beginning of period	$49.20	$50.00

Income from investment operations:
Net investment income[b]	0.62	0.40
Net realized and unrealized gain (loss)[c]	0.83	(0.91)

Total from investment operations	1.45	(0.51)

Less distributions from:
Net investment income	(0.75)	(0.29)

Total distributions	(0.75)	(0.29)

Net asset value, end of period	$49.90	$49.20

Total return	2.98%[d]	(1.01)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,932	$24,602
Ratio of expenses to average net assets[e]	0.06%	0.06%
Ratio of expenses to average net assets prior to waived fees[e]	0.08%	0.08%
Ratio of net investment income to average net assets[e]	2.48%	2.53%
Portfolio turnover rate[f,g]	223%[d]	108%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	189

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$61.86	$60.60	$64.40	$58.28	$62.20	$61.10

Income from investment operations:
Net investment income[a]	1.20	2.41	2.44	2.46	2.34	2.20
Net realized and unrealized gain (loss)[b]	2.66	1.27	(3.78)	5.97	(3.55)	1.06

Total from investment operations	3.86	3.68	(1.34)	8.43	(1.21)	3.26

Less distributions from:
Net investment income	(1.19)	(2.42)	(2.46)	(2.31)	(2.71)	(2.16)

Total distributions	(1.19)	(2.42)	(2.46)	(2.31)	(2.71)	(2.16)

Net asset value, end of period	$64.53	$61.86	$60.60	$64.40	$58.28	$62.20

Total return	6.33%[c]	6.08%	(1.98)%	14.72%	(1.82)%[d]	5.38%

Ratios/Supplemental data:
Net assets, end of period (000s)	$229,088	$160,824	$157,560	$222,187	$29,141	$105,732
Ratio of expenses to average net assets[e]	0.08%	0.10%	0.12%	0.12%	0.12%	0.16%
Ratio of net investment income to average net assets[e]	3.79%	3.81%	4.01%	3.95%	3.97%	3.47%
Portfolio turnover rate[f]	6%[c]	8%	11%	15%	8%	50%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -1.94%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

190	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Six months ended Aug. 31, 2017 (Unaudited)	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013
Net asset value, beginning of period	$108.75	$109.85	$111.02	$108.19	$110.68	$110.58

Income from investment operations:
Net investment income[a]	1.28	2.38	2.36	2.35	2.49	2.67
Net realized and unrealized gain (loss)[b]	1.69	(0.90)	(0.83)	3.09	(2.51)	0.64

Total from investment operations	2.97	1.48	1.53	5.44	(0.02)	3.31

Less distributions from:
Net investment income	(1.37)	(2.35)	(2.37)	(2.06)	(2.46)	(2.73)
Net realized gain	—	(0.23)	(0.33)	(0.55)	(0.01)	(0.48)

Total distributions	(1.37)	(2.58)	(2.70)	(2.61)	(2.47)	(3.21)

Net asset value, end of period	$110.35	$108.75	$109.85	$111.02	$108.19	$110.68

Total return	2.75%[c]	1.34%	1.44%	5.07%	0.01%	3.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$50,209,121	$42,410,587	$32,911,954	$24,157,832	$15,979,998	$14,842,445
Ratio of expenses to average net assets[d]	0.04%	0.06%	0.07%	0.07%	0.08%	0.16%
Ratio of expenses to average net assets prior to waived fees[d]	0.05%	0.07%	0.08%	0.08%	n/a	n/a
Ratio of net investment income to average net assets[d]	2.32%	2.16%	2.16%	2.14%	2.31%	2.40%
Portfolio turnover rate[e,f]	125%[c]	242%	278%	318%	180%	110%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	191

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Non-diversified
Core 10+ Year USD Bond	Diversified
Core U.S. Aggregate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

192	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

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Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest income, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core 5-10 Year USD Bond ETF and iShares Core U.S. Aggregate Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by each Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. Each Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Funds could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Funds have entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by each Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day.

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During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 5-10 Year USD Bond
Citigroup Global Markets Inc.	$25,176	$25,176	$—
JPMorgan Securities LLC	102,876	102,876	—
Morgan Stanley & Co. LLC	25,026	25,026	—

	$153,078	$153,078	$—

Core 10+ Year USD Bond
Citigroup Global Markets Inc.	$78,749	$78,749	$—
Deutsche Bank Securities Inc.	57,358	57,358	—
Goldman Sachs & Co.	192,187	192,187	—
Morgan Stanley & Co. LLC	19,800	19,800	—

	$348,094	$348,094	$—

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iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core U.S. Aggregate Bond
Barclays Capital Inc.	$49,000,129	$49,000,129	$—
Citigroup Global Markets Inc.	73,408,778	73,408,778	—
Credit Suisse Securities (USA) LLC	3,575,301	3,575,301	—
Goldman Sachs & Co.	18,619,987	18,619,987	—
HSBC Securities (USA) Inc.	3,805,602	3,805,602	—
Jefferies LLC	815,231	815,231	—
JPMorgan Securities LLC	6,432,340	6,432,340	—
Mizuho Securities USA Inc.	3,986,040	3,986,040	—
Morgan Stanley & Co. LLC	8,878,269	8,878,269	—
MUFG Securities Americas Inc.	41,476	41,476	—
Nomura Securities International Inc.	13,965,000	13,965,000	—
RBC Capital Markets LLC	15,205,149	15,205,149	—
Scotia Capital (USA) Inc.	1,040,862	1,040,862	—
SG Americas Securities LLC	320,902	320,902	—
Wells Fargo Securities LLC	22,514,721	22,514,721	—

	$221,609,787	$221,609,787	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Core 5-10 Year USD Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to August 4, 2017, BFA was entitled to an annual investment advisory fee of 0.08%. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

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For its investment advisory services to the iShares Core 10+ Year USD Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to August 4, 2017, BFA was entitled to an annual investment advisory fee of 0.08%.

For its investment advisory services to the iShares Core U.S. Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core 5-10 Year USD Bond	$1,955
Core 10+ Year USD Bond	1,078
Core U.S. Aggregate Bond	125,804

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	197

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2017 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$69,368,308	$63,465,463	$2,734,026	$1,517,857
Core 10+ Year USD Bond	12,126,428	5,996,904	6,829,972	21,595,373
Core U.S. Aggregate Bond	58,004,945,761	55,753,278,665	785,288,404	971,653,514

In-kind transactions (see Note 4) for the six months ended August 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$2,585,546	$—
Core 10+ Year USD Bond	314,836,496	258,330,796
Core U.S. Aggregate Bond	4,934,360,217	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

NOTES TO FINANCIAL STATEMENTS	199

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2017, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core 5-10 Year USD Bond	$102,363
Core 10+ Year USD Bond	1,626,601

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in

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the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	201

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Core 10+ Year USD Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the
15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the
15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative

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iSHARES® TRUST

performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their

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shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. During the June 19-21, 2017 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

204	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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Contract (Continued)

iSHARES® TRUST

disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core U.S. Aggregate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 5, 2017 and May 12, 2017. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the
15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 18, 2017, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 19-21, 2017, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential further enhancements to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

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Board Review and Approval of Investment Advisory

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iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2016, to that of relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including any additional detailed information requested by the Boards, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, product design, compliance and risk management, and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 19-21, 2017 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability of the Fund to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, including supplemental information that was responsive to requests of the 15(c) Committee. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BFA affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

206	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee during its meetings and addressed by management, including through supplemental information. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider the Advisory Contract at least annually, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA

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and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

208	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are
Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 5-10 Year USD Bond	$0.673251	$—	$0.077761	$0.751012	90%	—%	10%	100%
Core 10+ Year USD Bond	1.168589	—	0.024799	1.193388	98	—	2	100
Core U.S. Aggregate Bond	1.290054	—	0.076929	1.366983	94	—	6	100

SUPPLEMENTAL INFORMATION	209

Notes:

210	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-203-0817

AUGUST 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Edge High Yield Defensive Bond ETF | HYDB | BATS
➢	iShares Edge Investment Grade Enhanced Bond ETF | IGEB | BATS

Fund Performance Overview

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

Performance as of August 31, 2017

The iShares Edge High Yield Defensive Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 11, 2017 (inception date of the Fund) through August 31, 2017, the total return for the Fund was 1.98%, net of fees, while the total return for the Index was 1.78%.

Cumulative Total Returns
Since Inception
Fund NAV	1.98%
Fund Market	2.71%
Index	1.78%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	1.23%

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged index that measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value [a] (7/11/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [b]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,019.80	$0.49	$1,000.00	$1,023.40	$1.79	0.35%

[a]	The beginning of the period (commencement of operations) is July 11, 2017.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (51 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 8/31/17

Sector	Percentage of Total Investments [1]

Consumer Non-Cyclical	18.14%
Energy	14.91
Communications	14.69
Basic Materials	11.42
Consumer Cyclical	11.11
Financial	9.66
Technology	9.34
Industrial	8.11
Utilities	2.62

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Ba	33.67%
B	53.40
Caa	12.93

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

Performance as of August 31, 2017

The iShares Edge Investment Grade Enhanced Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment grade bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 11, 2017 (inception date of the Fund) through August 31, 2017, the total return for the Fund was 1.88%, net of fees, while the total return for the Index was 1.87%.

Cumulative Total Returns
Since Inception
Fund NAV	1.88%
Fund Market	2.08%
Index	1.87%
Bloomberg Barclays U.S. Corporate Bond Index	1.65%

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate Bond Index is an unmanaged index that measures the U.S. dollar-denominated investment grade, fixed-rate, taxable corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value [a] (7/11/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [b]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,018.80	$0.25	$1,000.00	$1,024.30	$0.92	0.18%

[a]	The beginning of the period (commencement of operations) is July 11, 2017.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (51 days for the actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 8/31/17

Sector	Percentage of Total Investments [1]

Financial	26.11%
Consumer Non-Cyclical	23.01
Communications	11.80
Energy	8.98
Utilities	7.78
Technology	6.83
Consumer Cyclical	6.75
Industrial	5.92
Basic Materials	2.82

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	0.39%
Aa	1.50
A	18.31
Baa	77.43
Ba	0.37
Not Rated	2.00

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2017 (or commencement of operations, as applicable) and held through August 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.59%

AEROSPACE & DEFENSE — 2.04%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	$100	$104,875
TransDigm Inc.
6.38%, 06/15/26 (Call 06/15/21)	100	102,875

		207,750
AGRICULTURE — 0.50%
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[b]	50	51,250

		51,250
AIRLINES — 0.76%
Allegiant Travel Co.
5.50%, 07/15/19	50	51,375
American Airlines Group Inc.
4.63%, 03/01/20[b]	25	25,688

		77,063
AUTO PARTS & EQUIPMENT — 1.02%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[b]	50	51,500
Meritor Inc.
6.25%, 02/15/24 (Call 02/15/19)	50	52,625

		104,125
BEVERAGES — 0.51%
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[b]	50	52,250

		52,250
BUILDING MATERIALS — 1.53%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[b]	50	52,250
Griffon Corp.
5.25%, 03/01/22 (Call 10/02/17)	50	51,063
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	50	52,375

		155,688
CHEMICALS — 3.59%
CF Industries Inc.
5.38%, 03/15/44	60	54,750
CVR Partners LP/CVR Nitrogen Finance Corp.
9.25%, 06/15/23 (Call 06/15/19)[b]	50	51,312

Security	Principal (000s)	Value
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.00%, 04/15/25 (Call 04/15/20)[b]	$50	$53,750
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[b]	100	103,750
Tronox Finance LLC
6.38%, 08/15/20 (Call 09/25/17)	100	101,625

		365,187
COAL — 1.54%
CONSOL Energy Inc.
8.00%, 04/01/23 (Call 04/01/18)	100	105,500
Peabody Energy Corp.
6.38%, 03/31/25 (Call 03/31/20)[b]	50	51,000

		156,500
COMMERCIAL SERVICES — 1.56%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	50	53,415
Laureate Education Inc.
8.25%, 05/01/25 (Call 05/01/20)[b]	50	54,375
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	50	51,375

		159,165
COMPUTERS — 2.79%
Conduent Finance Inc./Xerox Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[b]	25	29,500
NCR Corp.
5.00%, 07/15/22 (Call 10/02/17)	75	76,500
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)	150	178,125

		284,125
COSMETICS & PERSONAL CARE — 1.69%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	100	104,387
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 10/02/17)[a]	75	67,097

		171,484
DIVERSIFIED FINANCIAL SERVICES — 4.62%
Ally Financial Inc.
8.00%, 11/01/31	75	96,562
Enova International Inc.
9.75%, 06/01/21 (Call 10/02/17)	50	53,000

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.75%, 02/01/24 (Call 02/01/20)	$100	$105,280
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 10/02/17)	50	51,018
Navient Corp.
6.75%, 06/25/25	50	51,500
Springleaf Finance Corp.
7.75%, 10/01/21	100	112,500

		469,860
ELECTRIC — 1.97%
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)	100	91,750
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	100	108,750

		200,500
ELECTRICAL COMPONENTS & EQUIPMENT — 0.26%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	25	26,375

		26,375
ENERGY – ALTERNATE SOURCES — 1.02%
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[b,c]	100	103,500

		103,500
ENTERTAINMENT — 4.78%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	50	49,875
International Game Technology PLC
6.50%, 02/15/25 (Call 08/15/24)[b]	200	224,500
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	100	111,250
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[b]	100	100,880

		486,505
ENVIRONMENTAL CONTROL — 0.24%
Covanta Holding Corp.
5.88%, 07/01/25 (Call 07/01/20)	25	24,813

		24,813
FOOD — 3.08%
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[b]	50	51,562

Security	Principal (000s)	Value
Post Holdings Inc.
5.75%, 03/01/27 (Call 03/01/22)[b]	$100	$103,500
Tesco PLC
6.15%, 11/15/37[b]	100	104,887
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[b]	50	52,875

		312,824
GAS — 0.51%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	50	51,875

		51,875
HEALTH CARE – PRODUCTS — 0.70%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	75	71,273

		71,273
HEALTH CARE – SERVICES — 5.92%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	50	52,125
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	100	101,380
HCA Inc.
5.38%, 02/01/25	50	52,750
7.50%, 02/15/22	75	86,437
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	100	103,000
LifePoint Health Inc.
5.88%, 12/01/23 (Call 12/01/18)[a]	100	105,344
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/18)[b]	50	51,750
Tenet Healthcare Corp.
7.00%, 08/01/25 (Call 08/01/20)[b]	50	49,250

		602,036
HOME BUILDERS — 0.79%
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	50	53,750
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	25	26,563

		80,313
HOUSEHOLD PRODUCTS & WARES — 0.78%
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	75	79,781

		79,781

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
INTERNET — 2.08%
Netflix Inc.
5.88%, 02/15/25	$50	$54,125
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	50	51,438
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	100	105,845

		211,408
IRON & STEEL — 3.02%
Allegheny Technologies Inc.
7.88%, 08/15/23 (Call 05/15/23)	75	80,625
ArcelorMittal
7.25%, 03/01/41	100	115,780
U.S. Steel Corp.
8.38%, 07/01/21 (Call 07/01/18)[b]	100	110,500

		306,905
MACHINERY — 1.02%
Terex Corp.
5.63%, 02/01/25 (Call 02/01/20)[b]	50	52,375
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	50	51,750

		104,125
MANUFACTURING — 1.55%
Bombardier Inc.
6.13%, 01/15/23[b]	50	51,297
7.50%, 03/15/25 (Call 03/15/20)[b]	100	106,438

		157,735
MEDIA — 3.10%
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)[b]	100	105,710
Virgin Media Finance PLC
6.38%, 04/15/23 (Call 04/15/18)[b]	200	209,500

		315,210
MINING — 4.19%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[b]	200	219,500
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	99,000
IAMGOLD Corp.
7.00%, 04/15/25 (Call 04/15/20)[b]	50	51,688
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[b]	50	56,562

		426,750

Security	Principal (000s)	Value
OIL & GAS — 7.81%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 10/02/17)	$75	$71,906
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 10/02/17)[a]	75	75,375
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 11/01/17)	25	25,313
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	50	50,000
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	50	36,750
5.20%, 03/15/25 (Call 12/15/24)	25	18,625
Matador Resources Co.
6.88%, 04/15/23 (Call 04/15/18)	25	26,000
Murphy Oil Corp.
6.88%, 08/15/24 (Call 08/15/19)	50	52,812
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	50	50,125
7.25%, 06/15/25 (Call 06/15/20)[b]	50	49,500
Rice Energy Inc.
6.25%, 05/01/22 (Call 10/02/17)	100	104,000
Rowan Companies Inc.
7.38%, 06/15/25 (Call 03/15/25)[a]	25	22,625
Sunoco LP/Sunoco Finance Corp.
6.38%, 04/01/23 (Call 04/01/18)	100	105,375
Transocean Inc.
9.00%, 07/15/23 (Call 07/15/20)[b]	100	106,250

		794,656
OIL & GAS SERVICES — 1.75%
McDermott International Inc.
8.00%, 05/01/21 (Call 10/02/17)[b]	50	51,125
SESI LLC
7.13%, 12/15/21 (Call 10/02/17)	75	75,375
Weatherford International Ltd.
9.88%, 02/15/24 (Call 11/15/23)[b]	50	51,125

		177,625
PACKAGING & CONTAINERS — 0.51%
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)	50	52,125

		52,125

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
PHARMACEUTICALS — 2.42%
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[b]	$50	$42,000
5.88%, 05/15/23 (Call 05/15/18)[b]	100	85,250
7.25%, 07/15/22 (Call 10/02/17)[b]	125	118,750

		246,000
PIPELINES — 1.99%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23 (Call 04/01/18)	50	51,625
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 08/01/22 (Call 08/01/18)	50	50,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 04/15/20)	50	50,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[b]	50	50,000

		202,375
REAL ESTATE — 2.24%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[b]	100	100,066
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)	75	77,063
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[b]	50	51,000

		228,129
REAL ESTATE INVESTMENT TRUSTS — 2.28%
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)[b]	25	26,125
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	75	77,250
Iron Mountain Inc.
5.75%, 08/15/24 (Call 10/02/17)	50	51,002
iStar Inc.
6.00%, 04/01/22 (Call 04/01/19)	25	25,688
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)	50	51,812

		231,877

Security	Principal (000s)	Value
RETAIL — 3.16%
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 10/02/17)	$75	$71,438
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[b]	125	130,662
L Brands Inc.
6.88%, 11/01/35	125	119,687

		321,787
SEMICONDUCTORS — 2.88%
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	100	104,125
Qorvo Inc.
7.00%, 12/01/25 (Call 12/01/20)	75	84,937
Sensata Technologies BV
4.88%, 10/15/23[b]	100	104,250

		293,312
SOFTWARE — 3.16%
First Data Corp.
5.75%, 01/15/24 (Call 01/15/19)[b]	100	105,250
7.00%, 12/01/23 (Call 12/01/18)[b]	50	53,875
MSCI Inc.
5.75%, 08/15/25 (Call 08/15/20)[b]	50	54,370
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[b]	50	54,187
PTC Inc.
6.00%, 05/15/24 (Call 05/15/19)	50	53,500

		321,182
TELECOMMUNICATIONS — 8.72%
CenturyLink Inc.
7.60%, 09/15/39	75	66,188
7.65%, 03/15/42	75	66,000
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[b]	50	49,500
Frontier Communications Corp.
10.50%, 09/15/22 (Call 06/15/22)	75	67,406
11.00%, 09/15/25 (Call 06/15/25)	100	87,375
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[b]	50	57,500
GTT Communications Inc.
7.88%, 12/31/24 (Call 12/31/19)[b]	50	53,359

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

August 31, 2017

Security	Principal or Shares (000s)	Value
Hughes Satellite Systems Corp.
6.63%, 08/01/26	$75	$81,844
Level 3 Financing Inc.
5.63%, 02/01/23 (Call 02/01/18)	50	51,500
Nokia OYJ
6.63%, 05/15/39	25	28,750
Sprint Capital Corp.
8.75%, 03/15/32	50	62,045
Sprint Corp.
7.88%, 09/15/23	100	114,263
West Corp.
5.38%, 07/15/22 (Call 10/02/17)[b]	100	101,125

		886,855
TRANSPORTATION — 0.51%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[b]	50	52,188

		52,188

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,565,277)		9,624,486

SHORT-TERM INVESTMENTS — 8.72%

MONEY MARKET FUNDS — 8.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	388	388,125

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[d,e]	499	$499,318

		887,443

TOTAL SHORT-TERM INVESTMENTS
(Cost: $887,443)		887,443

TOTAL INVESTMENTS IN SECURITIES — 103.31%
(Cost: $10,452,720)[g]		10,511,929
Other Assets, Less Liabilities — (3.31)%		(337,281)

NET ASSETS — 100.00%		$10,174,648

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated issuer. See Schedule 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $10,452,720. Net unrealized appreciation was $59,209, of which $89,351 represented gross unrealized appreciation on investments and $30,142 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/11/17 [a] (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	388	[c]	—	388	$388,125	$—	$—	$—	[d]
BlackRock Cash Funds: Treasury, SL Agency Shares	—	499	[c]	—	499	499,318	—	—	676

						$887,443	$—	$—	$676

[a]	The Fund commenced operations on July 11, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of shares purchased and sold.
[d]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$9,624,486	$—	$9,624,486
Money market funds	887,443	—	—	887,443

Total	$887,443	$9,624,486	$—	$10,511,929

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.58%

ADVERTISING — 1.12%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$55	$55,963
WPP Finance 2010
3.75%, 09/19/24	35	36,108
4.75%, 11/21/21	20	21,772

		113,843
AEROSPACE & DEFENSE — 3.20%
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	10	10,446
5.20%, 10/15/19	20	21,322
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	30	30,271
3.55%, 01/15/26 (Call 10/15/25)	50	52,218
Northrop Grumman Corp.
4.75%, 06/01/43	45	51,730
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	10	10,178
3.50%, 03/15/27 (Call 12/15/26)	50	51,119
United Technologies Corp.
4.50%, 06/01/42	45	48,406
5.70%, 04/15/40	40	49,905

		325,595
AGRICULTURE — 2.00%
Altria Group Inc.
4.00%, 01/31/24	50	53,685
Philip Morris International Inc.
6.38%, 05/16/38	35	46,759
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	40	43,318
5.70%, 08/15/35 (Call 02/15/35)	25	29,284
5.85%, 08/15/45 (Call 02/15/45)	25	30,099

		203,145
AUTO MANUFACTURERS — 3.16%
Daimler Finance North America LLC
8.50%, 01/18/31	35	52,734
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	75	77,693
7.45%, 07/16/31	40	51,247
General Motors Co.
6.60%, 04/01/36 (Call 10/01/35)	20	23,317

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)	$50	$50,648
5.25%, 03/01/26 (Call 12/01/25)	60	65,384

		321,023
BANKS — 13.44%
Bank of America Corp.
3.88%, 08/01/25	20	21,029
4.00%, 01/22/25	50	51,766
4.13%, 01/22/24	50	53,539
Citigroup Inc.
3.70%, 01/12/26	110	113,384
5.50%, 09/13/25	45	50,870
8.13%, 07/15/39	35	54,713
Deutsche Bank AG
4.25%, 10/14/21	30	31,654
Deutsche Bank AG/London
3.70%, 05/30/24	50	51,146
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	100	101,894
3.75%, 02/25/26 (Call 11/25/25)	75	77,398
4.00%, 03/03/24	75	79,530
HSBC USA Inc.
3.50%, 06/23/24	150	155,962
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	100	100,906
3.30%, 04/01/26 (Call 01/01/26)	110	110,960
Morgan Stanley
3.88%, 01/27/26	90	94,077
Series F
3.88%, 04/29/24	80	84,195
Royal Bank of Canada
4.65%, 01/27/26	50	54,088
Wells Fargo & Co.
3.00%, 02/19/25	15	15,033
3.00%, 04/22/26	65	64,298

		1,366,442
BEVERAGES — 1.65%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39	35	55,606
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	30	30,605
4.25%, 05/01/23	30	32,389
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	50	48,999

		167,599

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

August 31, 2017

Security	Principal (000s)	Value
BIOTECHNOLOGY — 2.22%
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	$50	$53,434
5.20%, 09/15/45 (Call 03/15/45)	15	17,041
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	50	52,222
3.88%, 08/15/25 (Call 05/15/25)	30	31,748
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	50	52,541
5.65%, 12/01/41 (Call 06/01/41)	15	18,672

		225,658
CHEMICALS — 0.90%
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	50	50,148
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	40	41,079

		91,227
COMMERCIAL SERVICES — 1.92%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	40	38,994
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	50	54,293
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	15	15,666
4.80%, 04/01/26 (Call 01/01/26)	35	38,855
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	45	47,408

		195,216
COMPUTERS — 1.14%
Apple Inc.
3.20%, 05/11/27 (Call 02/11/27)	30	30,677
DXC Technology Co.
4.75%, 04/15/27 (Call 01/15/27)	15	16,048
HP Inc.
4.65%, 12/09/21	20	21,652
6.00%, 09/15/41	45	47,987

		116,364
DIVERSIFIED FINANCIAL SERVICES — 3.00%
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	50	52,435
CBOE Holdings Inc.
3.65%, 01/12/27 (Call 10/12/26)	15	15,513

Security	Principal (000s)	Value
International Lease Finance Corp.
4.63%, 04/15/21	$25	$26,692
8.25%, 12/15/20	50	58,552
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	30	31,170
Nomura Holdings Inc.
6.70%, 03/04/20	50	55,293
ORIX Corp.
2.90%, 07/18/22	40	40,398
3.70%, 07/18/27	25	25,376

		305,429
ELECTRIC — 6.81%
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	40	42,396
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	30	29,145
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	50	48,312
3.75%, 04/15/24 (Call 01/15/24)	40	42,401
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	15	15,453
3.40%, 10/01/46 (Call 04/01/46)	15	14,396
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	40	39,143
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	50	52,784
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	40	41,770
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	20	21,222
Series C
7.38%, 11/15/31	35	47,258
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	50	51,871
Pacific Gas & Electric Co.
6.05%, 03/01/34	40	52,169
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	20	20,448
Southern California Edison Co. Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	60	63,373

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	$60	$60,710
3.25%, 07/01/26 (Call 04/01/26)	50	49,822

		692,673
ELECTRONICS — 0.70%
Arrow Electronics Inc.
3.88%, 01/12/28 (Call 10/12/27)	15	15,140
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	35	35,069
Keysight Technologies Inc.
4.60%, 04/06/27 (Call 01/06/27)	20	21,311

		71,520
FOOD — 3.62%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	40	41,022
JM Smucker Co. (The)
3.50%, 03/15/25	50	51,866
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	50	51,830
6.88%, 01/26/39	35	45,508
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	60	60,704
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	55	58,558
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)	50	58,078

		367,566
FOREST PRODUCTS & PAPER — 0.65%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	25	24,279
3.65%, 06/15/24 (Call 03/15/24)	40	41,812

		66,091
GAS — 0.86%
NiSource Finance Corp.
3.49%, 05/15/27 (Call 02/15/27)	50	51,161
4.80%, 02/15/44 (Call 08/15/43)	10	11,194
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	25	24,866

		87,221
HEALTH CARE – PRODUCTS — 4.45%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	50	49,385
3.75%, 11/30/26 (Call 08/30/26)	50	51,653

Security	Principal (000s)	Value
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	$35	$33,914
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)[a]	80	82,651
Boston Scientific Corp.
3.85%, 05/15/25	40	41,830
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	65	67,439
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)	65	70,138
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	55	55,884

		452,894
HEALTH CARE – SERVICES — 2.39%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	30	30,440
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	75	78,079
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	45	45,911
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	25	26,412
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	50	51,735
4.70%, 02/01/45 (Call 08/01/44)	10	10,552

		243,129
HOLDING COMPANIES – DIVERSIFIED — 0.80%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	25	24,945
3.63%, 01/19/22 (Call 12/19/21)	20	20,284
4.88%, 11/30/18	35	36,162

		81,391
HOUSEWARES — 0.52%
Newell Brands Inc.
4.20%, 04/01/26 (Call 01/01/26)	50	53,304

		53,304
INSURANCE — 3.55%
Aflac Inc.
3.63%, 11/15/24	35	37,025
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	70	72,717
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	35	37,267

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	$10	$10,528
Berkshire Hathaway Inc.
4.50%, 02/11/43	50	55,880
Chubb INA Holdings Inc.
3.15%, 03/15/25	40	41,209
Manulife Financial Corp.
4.15%, 03/04/26	50	53,790
Marsh & McLennan Companies Inc.
4.35%, 01/30/47 (Call 07/30/46)	15	16,291
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	15	15,329
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	20	20,592

		360,628
INTERNET — 1.58%
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	35	35,823
3.60%, 06/05/27 (Call 03/05/27)	25	24,890
3.80%, 03/09/22 (Call 02/09/22)	25	26,335
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	20	22,087
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	50	51,193

		160,328
LODGING — 0.20%
Marriott International Inc./MD Series R
3.13%, 06/15/26 (Call 03/15/26)	20	19,974

		19,974
MACHINERY — 0.55%
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	15	15,627
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	40	39,826

		55,453
MANUFACTURING — 0.46%
General Electric Co.
6.15%, 08/07/37	35	46,586

		46,586
MEDIA — 1.99%
21st Century Fox America Inc.
6.40%, 12/15/35	45	57,933

Security	Principal (000s)	Value
CBS Corp.
4.00%, 01/15/26 (Call 10/15/25)	$40	$41,942
Time Warner Inc.
3.88%, 01/15/26 (Call 10/15/25)	100	102,058

		201,933
MINING — 1.23%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	52,205
Southern Copper Corp.
6.75%, 04/16/40	60	73,284

		125,489
OFFICE & BUSINESS EQUIPMENT — 0.52%
Xerox Corp.
4.50%, 05/15/21	50	52,793

		52,793
OIL & GAS — 2.04%
Andeavor
4.75%, 12/15/23 (Call 10/15/23)[b]	50	53,704
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	15	15,227
4.38%, 06/01/24 (Call 03/01/24)	35	37,115
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	35	35,774
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	10	9,931
6.63%, 06/15/37	45	56,001

		207,752
PHARMACEUTICALS — 4.43%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	90	89,928
4.50%, 05/14/35 (Call 11/14/34)	10	10,706
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	100	104,564
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	25	25,671
4.50%, 02/25/26 (Call 11/27/25)	50	53,950
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	20	27,569
Wyeth LLC
5.95%, 04/01/37	75	99,455
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	35	39,001

		450,844

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

August 31, 2017

Security	Principal (000s)	Value
PIPELINES — 6.81%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	$15	$14,915
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	40	42,200
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	50	52,115
3.90%, 02/15/24 (Call 11/15/23)	40	42,083
EQT Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	15	15,205
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	35	35,944
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	50	52,293
5.30%, 12/01/34 (Call 06/01/34)	35	36,378
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)	60	64,276
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	15	15,176
4.95%, 07/13/47 (Call 01/06/47)	20	20,018
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	35	35,374
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	50	55,153
5.88%, 06/30/26 (Call 12/31/25)	25	27,926
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	60	65,708
TransCanada PipeLines Ltd.
7.63%, 01/15/39	20	29,466
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	50	51,376
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	35	36,488

		692,094
REAL ESTATE — 0.41%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	40	41,600

		41,600
REAL ESTATE INVESTMENT TRUSTS — 4.54%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	20	20,953
5.00%, 02/15/24	50	55,552

Security	Principal (000s)	Value
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	$70	$72,222
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	15	16,049
5.25%, 01/15/23[a]	45	50,188
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	25	25,411
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	65	67,785
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (Call 04/01/27)	15	15,166
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	15	14,530
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	15	15,285
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	15	15,718
4.65%, 08/01/23 (Call 05/01/23)	35	38,351
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	51	53,842

		461,052
RETAIL — 2.25%
Coach Inc.
4.13%, 07/15/27 (Call 04/15/27)	15	15,090
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	50	52,515
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	15	15,568
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	50	52,634
4.70%, 12/09/35 (Call 06/09/35)	15	16,797
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	50	50,136
3.80%, 11/18/24 (Call 08/18/24)	25	26,037

		228,777
SEMICONDUCTORS — 2.41%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	40	42,403
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)[b]	50	51,472
3.88%, 01/15/27 (Call 10/15/26)[b]	25	25,728

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

August 31, 2017

Security	Principal (000s)	Value
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	$50	$54,692
Maxim Integrated Products Inc.
3.45%, 06/15/27 (Call 03/15/27)	20	20,202
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	50	50,163

		244,660
SOFTWARE — 2.66%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	25	25,375
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	25	24,998
Fidelity National Information Services Inc.
5.00%, 10/15/25 (Call 07/15/25)	65	73,708
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	10	10,162
3.85%, 06/01/25 (Call 03/01/25)	45	47,260
Microsoft Corp.
4.20%, 11/03/35 (Call 05/03/35)	35	38,898
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	50	50,410

		270,811
TELECOMMUNICATIONS — 6.95%
AT&T Inc.
3.95%, 01/15/25 (Call 10/15/24)	75	77,528
4.13%, 02/17/26 (Call 11/17/25)	50	51,628
4.25%, 03/01/27 (Call 12/01/26)	50	51,855
4.45%, 04/01/24 (Call 01/01/24)	50	53,643
6.38%, 03/01/41	45	52,919
British Telecommunications PLC
9.13%, 12/15/30	35	54,153
Deutsche Telekom International Finance BV
8.75%, 06/15/30	35	51,984
Verizon Communications Inc.
4.13%, 03/16/27	60	62,097
4.15%, 03/15/24 (Call 12/15/23)	50	53,004
4.40%, 11/01/34 (Call 05/01/34)	100	100,142
5.25%, 03/16/37	25	26,970
Vodafone Group PLC
5.45%, 06/10/19	20	21,210
6.15%, 02/27/37	40	49,568

		706,701

Security	Principal or Shares (000s)	Value
TEXTILES — 0.52%
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	$50	$52,710

		52,710
TRANSPORTATION — 0.93%
FedEx Corp.
5.10%, 01/15/44	35	39,618
United Parcel Service Inc.
6.20%, 01/15/38	40	54,837

		94,455

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,916,614)		10,021,970

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	137	136,725
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[c,d]	56	55,939

		192,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $192,664)		192,664

TOTAL INVESTMENTS IN SECURITIES — 100.47%
(Cost: $10,109,278)[f]		10,214,634
Other Assets, Less Liabilities — (0.47)%		(48,065)

NET ASSETS — 100.00%		$10,166,569

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $10,109,278. Net unrealized appreciation was $105,356, of which $109,531 represented gross unrealized appreciation on investments and $4,175 represented gross unrealized depreciation on investments.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

August 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/11/17 [a] (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	137	[c]	—	137	$136,725	$—	$—	$—	[d]
BlackRock Cash Funds: Treasury, SL Agency Shares	—	56	[c]	—	56	55,939	—	—	141

						$192,664	$—	$—	$141

[a]	The Fund commenced operations on July 11, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of shares purchased and sold.
[d]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$10,021,970	$—	$10,021,970
Money market funds	192,664	—	—	192,664

Total	$192,664	$10,021,970	$—	$10,214,634

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2017

	iShares Edge High Yield Defensive Bond ETF	iShares Edge Investment Grade Enhanced Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$9,565,277	$9,916,614
Affiliated (Note 2)	887,443	192,664

Total cost of investments in securities	$10,452,720	$10,109,278

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,624,486	$10,021,970
Affiliated (Note 2)	887,443	192,664
Receivables:
Investment securities sold	716,201	385,512
Dividends and interest	171,345	100,504

Total Assets	11,399,475	10,700,650

LIABILITIES
Payables:
Investment securities purchased	833,691	395,811
Collateral for securities on loan (Note 1)	388,125	136,725
Investment advisory fees (Note 2)	3,011	1,545

Total Liabilities	1,224,827	534,081

NET ASSETS	$10,174,648	$10,166,569

Net assets consist of:
Paid-in capital	$10,029,900	$10,009,940
Undistributed net investment income	72,853	42,581
Undistributed net realized gain	12,686	8,692
Net unrealized appreciation	59,209	105,356

NET ASSETS	$10,174,648	$10,166,569

Shares outstanding[b]	200,000	200,000

Net asset value per share	$50.87	$50.83

[a]	Securities on loan with values of $375,316 and $132,820, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended August 31, 2017

	iShares Edge High Yield Defensive Bond ETF[a]	iShares Edge Investment Grade Enhanced Bond ETF[a]

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$676	$141
Interest — unaffiliated	77,083	44,971
Securities lending income — affiliated — net (Note 2)	39	6

Total investment income	77,798	45,118

EXPENSES
Investment advisory fees (Note 2)	4,945	2,537

Total expenses	4,945	2,537

Net investment income	72,853	42,581

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	12,686	8,692

Net realized gain	12,686	8,692

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	59,209	105,356

Net change in unrealized appreciation/depreciation	59,209	105,356

Net realized and unrealized gain	71,895	114,048

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$144,748	$156,629

[a]	For the period from July 11, 2017 (commencement of operations) to August 31, 2017.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Edge High Yield Defensive Bond ETF	iShares Edge Investment Grade Enhanced Bond ETF
	Period from July 11, 2017[a] to August 31, 2017 (Unaudited)	Period from July 11, 2017[a] to August 31, 2017 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$72,853	$42,581
Net realized gain	12,686	8,692
Net change in unrealized appreciation/depreciation	59,209	105,356

Net increase in net assets resulting from operations	144,748	156,629

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,029,900	10,009,940

Net increase in net assets from capital share transactions	10,029,900	10,009,940

INCREASE IN NET ASSETS	10,174,648	10,166,569

NET ASSETS
Beginning of period	—	—

End of period	$10,174,648	$10,166,569

Undistributed net investment income included in net assets at end of period	$72,853	$42,581

SHARES ISSUED
Shares sold	200,000	200,000

Net increase in shares outstanding	200,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Edge High Yield Defensive Bond ETF

Period from Jul. 11, 2017[a] to Aug. 31, 2017 (Unaudited)
Net asset value, beginning of period	$49.90

Income from investment operations:
Net investment income[b]	0.36
Net realized and unrealized gain[c]	0.61

Total from investment operations	0.97

Net asset value, end of period	$50.87

Total return	1.98%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,175
Ratio of expenses to average net assets[e]	0.35%
Ratio of net investment income to average net assets[e]	5.16%
Portfolio turnover rate[f]	10%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Edge Investment Grade Enhanced Bond ETF

Period from Jul. 11, 2017[a] to Aug. 31, 2017 (Unaudited)
Net asset value, beginning of period	$49.90

Income from investment operations:
Net investment income[b]	0.21
Net realized and unrealized gain[c]	0.72

Total from investment operations	0.93

Net asset value, end of period	$50.83

Total return	1.88%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,167
Ratio of expenses to average net assets[e]	0.18%
Ratio of net investment income to average net assets[e]	3.02%
Portfolio turnover rate[f]	8%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge High Yield Defensive Bond[a]	Non-diversified
Edge Investment Grade Enhanced Bond[a]	Non-diversified

[a]	The Fund commenced operations on July 11, 2017.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge High Yield Defensive Bond
JPMorgan Securities LLC	$203,344	$203,344	$—
Merrill Lynch, Pierce, Fenner & Smith	171,972	171,972	—

	$375,316	$375,316	$—

Edge Investment Grade Enhanced Bond
JPMorgan Securities LLC	$132,820	$132,820	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge High Yield Defensive Bond	0.35%
Edge Investment Grade Enhanced Bond	0.18

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the period ended August 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge High Yield Defensive Bond	$13
Edge Investment Grade Enhanced Bond	3
BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Fund.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds or other accounts managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of August 31, 2017, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Edge High Yield Defensive Bond	1	75%
Edge Investment Grade Enhanced Bond	1	75%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended August 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Edge High Yield Defensive Bond	$10,485,738	$930,110
Edge Investment Grade Enhanced Bond	10,752,250	838,114

There were no in-kind transactions (see Note 4) for the period ended August 31, 2017.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2017, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

I. iShares Edge High Yield Defensive Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 19-21, 2017, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee rate of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

II. iShares Edge Investment Grade Enhanced Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 19-21, 2017, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee rate of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-208-0817

AUGUST 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares ESG 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
➢	iShares ESG USD Corporate Bond ETF | SUSC | NASDAQ

Fund Performance Overview

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

Performance as of August 31, 2017

The iShares ESG 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader market, as represented by the Bloomberg Barclays MSCI U.S. Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 11, 2017 (inception date of the Fund) through August 31, 2017, the total return for the Fund was 0.72%, net of fees, while the total return for the Index was 0.82%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.72%	1.04%	0.82%

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (7/11/17) [a]	Ending Account Value (8/31/17)	Expenses Paid During Period [b]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,007.20	$0.17	$1,000.00	$1,024.60	$0.61	0.12%

[a]	The beginning of the period (commencement of operations) is July 11, 2017.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (51 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 8/31/17

Sector	Percentage of Total Investments [1]

Financial	36.69%
Consumer Non-Cyclical	20.23
Technology	9.91
Industrial	9.32
Communications	6.89
Utilities	6.66
Consumer Cyclical	5.07
Energy	4.70
Basic Materials	0.53

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	2.49%
Aa	13.20
A	41.22
Baa	41.75
Ba	1.34

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® ESG USD CORPORATE BOND ETF

Performance as of August 31, 2017

The iShares ESG USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Dollar denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader market, as represented by the Bloomberg Barclays MSCI U.S. Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 11, 2017 (inception date of the Fund) through August 31, 2017, the total return for the Fund was 1.56%, net of fees, while the total return for the Index was 1.71%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.56%	2.04%	1.71%

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (7/11/17) [a]	Ending Account Value (8/31/17)	Expenses Paid During Period [b]	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,015.60	$0.25	$1,000.00	$1,024.30	$0.92	0.18%

[a]	The beginning of the period (commencement of operations) is July 11, 2017.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (51 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 8/31/17

Sector	Percentage of Total Investments [1]

Financial	27.52%
Consumer Non-Cyclical	21.51
Industrial	11.11
Technology	10.64
Communications	9.99
Utilities	8.39
Energy	6.02
Consumer Cyclical	3.45
Basic Materials	1.37

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/17

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	3.30%
Aa	7.35
A	35.33
Baa	51.13
Ba	2.02
Not Rated	0.87

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2017 (or commencement of operations, as applicable) and held through August 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.88%

ADVERTISING — 0.81%

WPP Finance 2010
4.75%, 11/21/21	$75	$81,580

		81,580
AEROSPACE & DEFENSE — 1.51%
Rockwell Collins Inc.
1.95%, 07/15/19	50	50,063
2.80%, 03/15/22 (Call 02/15/22)	100	101,794

		151,857
AGRICULTURE — 1.65%
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	150	166,569

		166,569
AUTO MANUFACTURERS — 1.96%
American Honda Finance Corp.
1.65%, 07/12/21	100	98,504
1.70%, 09/09/21	100	98,813

		197,317
BANKS — 32.19%
Australia & New Zealand Banking Group Ltd./New York NY
2.70%, 11/16/20	350	357,238
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/20	200	204,556
Bank of Montreal
1.50%, 07/18/19	200	198,960
Bank of Nova Scotia (The)
2.80%, 07/21/21	200	204,514
BPCE SA
2.65%, 02/03/21	250	253,540
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	125	124,485
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	250	252,197
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	252,665
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	125	137,704
Intesa Sanpaolo SpA
3.88%, 01/15/19	200	204,388

Security	Principal (000s)	Value
Morgan Stanley
2.75%, 05/19/22	$75	$75,602
Northern Trust Corp.
3.38%, 08/23/21	150	156,891
Santander Holdings USA Inc.
3.70%, 03/28/22 (Call 02/28/22)[a]	100	102,042
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	252,065
State Street Corp.
4.38%, 03/07/21	200	215,520
Westpac Banking Corp.
2.10%, 05/13/21	250	249,695

		3,242,062
BEVERAGES — 7.90%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	100	102,008
Coca-Cola European Partners US LLC
3.50%, 09/15/20	150	156,246
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	150	151,138
Diageo Capital PLC
4.83%, 07/15/20	150	162,219
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	125	123,628
1.85%, 04/30/20 (Call 03/30/20)	100	100,402

		795,641
BUILDING MATERIALS — 0.82%
CRH America Inc.
5.75%, 01/15/21	75	83,015

		83,015
CHEMICALS — 0.26%
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	25	26,104

		26,104
COMMERCIAL SERVICES — 2.01%
Ecolab Inc.
2.25%, 01/12/20	200	202,058

		202,058
COMPUTERS — 3.35%
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	100	101,057
3.60%, 10/15/20 (Call 09/15/20)	75	77,830

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
HP Inc. 3.75%, 12/01/20	$100	$104,900
4.30%, 06/01/21	50	53,314

		337,101
DIVERSIFIED FINANCIAL SERVICES — 2.01%
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	202,246

		202,246
ELECTRIC — 6.58%
Commonwealth Edison Co.
4.00%, 08/01/20 (Call 05/01/20)	100	105,403
Eversource Energy
4.50%, 11/15/19	100	105,232
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	140	142,608
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	150	151,311
Public Service Co. of Colorado
5.13%, 06/01/19	150	158,501

		663,055
ELECTRONICS — 1.52%
Agilent Technologies Inc.
5.00%, 07/15/20	50	53,685
Honeywell International Inc.
1.40%, 10/30/19	25	24,856
1.85%, 11/01/21 (Call 10/01/21)	75	74,407

		152,948
FOOD — 4.11%
Campbell Soup Co.
4.25%, 04/15/21	100	106,896
General Mills Inc.
2.20%, 10/21/19	150	151,108
Kellogg Co.
3.13%, 05/17/22	100	103,189
4.15%, 11/15/19	50	52,327

		413,520
FOREST PRODUCTS & PAPER — 0.26%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	25	26,499

		26,499
HEALTH CARE – SERVICES — 0.53%
Quest Diagnostics Inc.
4.70%, 04/01/21	50	53,914

		53,914

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 1.28%
Clorox Co. (The)
3.80%, 11/15/21	$50	$52,901
Kimberly-Clark Corp.
2.40%, 03/01/22	75	75,860

		128,761
LODGING — 0.99%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	100	99,351

		99,351
MACHINERY — 1.58%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	50	49,300
Komatsu Mining Corp.
5.13%, 10/15/21	50	55,018
Xylem Inc./NY
4.88%, 10/01/21	50	54,581

		158,899
MANUFACTURING — 2.28%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	150	148,957
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	80	80,877

		229,834
MEDIA — 0.81%
RELX Capital Inc.
8.63%, 01/15/19	50	54,223
Time Warner Inc.
4.75%, 03/29/21	25	27,031

		81,254
OFFICE & BUSINESS EQUIPMENT — 1.02%
Pitney Bowes Inc.
3.38%, 10/01/21 (Call 09/01/21)	50	49,955
Xerox Corp.
4.50%, 05/15/21	50	52,778

		102,733
OIL & GAS — 3.07%
Cenovus Energy Inc.
5.70%, 10/15/19	25	26,352
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	25	25,738
Hess Corp.
8.13%, 02/15/19	50	53,911

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Total Capital International SA
2.10%, 06/19/19	$100	$100,855
2.88%, 02/17/22	100	102,848

		309,704
OIL & GAS SERVICES — 1.57%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	50	51,696
7.50%, 11/15/18	100	106,714

		158,410
PHARMACEUTICALS — 2.52%
Cardinal Health Inc.
2.40%, 11/15/19	175	176,352
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	75	77,932

		254,284
REAL ESTATE — 1.03%
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	100	103,968

		103,968
REAL ESTATE INVESTMENT TRUSTS — 1.05%
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	100	106,249

		106,249
RETAIL — 1.33%
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	75	81,868
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	50	51,777

		133,645
SEMICONDUCTORS — 2.97%
Altera Corp.
2.50%, 11/15/18	50	50,582
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	200	198,728
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	50	49,997

		299,307
SOFTWARE — 2.47%
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	150	147,891
1.85%, 02/06/20	100	100,605

		248,496

Security	Principal or Shares (000s)	Value
TELECOMMUNICATIONS — 5.19%
Motorola Solutions Inc.
3.75%, 05/15/22	$50	$51,975
Orange SA
1.63%, 11/03/19	175	174,022
Qwest Corp.
6.75%, 12/01/21	25	27,396
Telefonica Emisiones SAU
5.46%, 02/16/21	100	110,143
Vodafone Group PLC
4.38%, 03/16/21	50	53,576
5.45%, 06/10/19	100	106,054

		523,166
TOYS, GAMES & HOBBIES — 0.75%
Mattel Inc.
2.35%, 05/06/19	75	75,241

		75,241
TRANSPORTATION — 1.50%
Ryder System Inc.
2.55%, 06/01/19 (Call 05/01/19)	150	151,601

		151,601

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,933,590)		9,960,389

SHORT-TERM INVESTMENTS — 2.97%

MONEY MARKET FUNDS — 2.97%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[b,c]	299	298,882

		298,882

TOTAL SHORT-TERM INVESTMENTS
(Cost: $298,882)		298,882

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

August 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 101.85%
(Cost: $10,232,472)[d]	$10,259,271
Other Assets, Less Liabilities — (1.85)%	(186,667)

NET ASSETS — 100.00%	$10,072,604

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $10,232,472. Net unrealized appreciation was $26,799, of which $30,407 represented gross unrealized appreciation on investments and $3,608 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/11/17 [a] (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Treasury, SL Agency Shares	—	299[c]	—	299	$298,882	$—	$—	$320

[a]	The Fund commenced operations on July 11, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of shares purchased and sold.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$9,960,389	$—	$9,960,389
Money market funds	298,882	—	—	298,882

Total	$298,882	$9,960,389	$—	$10,259,271

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® ESG USD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.06%

ADVERTISING — 1.34%
WPP Finance 2010 4.75%, 11/21/21	$125	$135,966

		135,966
AEROSPACE & DEFENSE — 2.55%
Embraer Netherlands Finance BV 5.40%, 02/01/27	35	37,392
Northrop Grumman Corp. 3.20%, 02/01/27 (Call 11/01/26)	25	25,577
Rockwell Collins Inc. 3.20%, 03/15/24 (Call 01/15/24)	150	152,772
United Technologies Corp. 4.50%, 06/01/42	40	43,134

		258,875
AGRICULTURE — 1.70%
Bunge Ltd. Finance Corp. 3.25%, 08/15/26 (Call 05/15/26)	35	34,099
8.50%, 06/15/19	125	138,808

		172,907
APPAREL — 0.15%
NIKE Inc. 3.88%, 11/01/45 (Call 05/01/45)	15	15,499

		15,499
AUTO MANUFACTURERS — 0.20%
Ford Motor Co. 5.29%, 12/08/46 (Call 06/08/46)[a]	20	20,546

		20,546
BANKS — 20.39%
Australia & New Zealand Banking Group Ltd./New York NY 2.30%, 06/01/21	250	250,922
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/20	200	204,556
Bank of America Corp. VRN, (3 mo. LIBOR US + 1.990%) 4.44%, 01/20/48 (Call 01/20/47)[b]	55	59,419
Bank of New York Mellon Corp. (The) VRN, (3 mo. LIBOR US + 1.069%) 3.44%, 02/07/28 (Call 02/07/27)[b]	35	36,099
Bank of Nova Scotia (The) 4.50%, 12/16/25	25	26,623

Security	Principal (000s)	Value
BPCE SA 2.75%, 12/02/21	$250	$254,207
Citigroup Inc. 4.75%, 05/18/46	55	59,100
Compass Bank 2.75%, 09/29/19 (Call 08/29/19)	250	252,665
Cooperatieve Rabobank UA 5.25%, 05/24/41	25	30,869
Goldman Sachs Group Inc. (The) 3.85%, 01/26/27 (Call 01/26/26)	50	51,483
6.75%, 10/01/37	50	65,708
Intesa Sanpaolo SpA 3.88%, 01/15/19	200	204,388
JPMorgan Chase & Co. VRN, (3 mo. LIBOR US + 1.580%) 4.26%, 02/22/48 (Call 02/22/47)[b]	55	58,117
Morgan Stanley 3.95%, 04/23/27	35	35,697
4.38%, 01/22/47[a]	40	42,295
Northern Trust Corp. VRN, (3 mo. LIBOR US + 1.131%) 3.38%, 05/08/32 (Call 05/08/27)[b]	30	30,381
Santander Holdings USA Inc. 4.50%, 07/17/25 (Call 04/17/25)	35	36,682
State Street Corp. 3.55%, 08/18/25	125	132,559
SVB Financial Group 3.50%, 01/29/25	25	25,256
Toronto-Dominion Bank (The) VRN, (5 year USD Swap + 2.205%) 3.63%, 09/15/31 (Call 09/15/26)[b]	35	35,000
Westpac Banking Corp. 2.10%, 05/13/21	100	99,878
3.35%, 03/08/27	75	77,053

		2,068,957
BEVERAGES — 5.88%
Anheuser-Busch InBev Finance Inc. 3.65%, 02/01/26 (Call 11/01/25)	125	130,092
4.90%, 02/01/46 (Call 08/01/45)	20	22,724
Coca-Cola FEMSA SAB de CV 4.63%, 02/15/20	100	106,276
Diageo Capital PLC 4.83%, 07/15/20	50	54,073

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Diageo Investment Corp. 2.88%, 05/11/22	$125	$128,865
Molson Coors Brewing Co. 4.20%, 07/15/46 (Call 01/15/46)	20	19,987
PepsiCo Inc. 3.60%, 03/01/24 (Call 12/01/23)	100	106,861
4.45%, 04/14/46 (Call 10/14/45)[a]	25	28,033

		596,911
BIOTECHNOLOGY — 0.85%
Amgen Inc. 4.66%, 06/15/51 (Call 12/15/50)	30	32,494
Biogen Inc. 5.20%, 09/15/45 (Call 03/15/45)	20	22,988
Gilead Sciences Inc. 4.15%, 03/01/47 (Call 09/01/46)	30	30,816

		86,298
BUILDING MATERIALS — 0.11%
Johnson Controls International PLC 4.95%, 07/02/64 (Call 01/02/64)[c]	10	10,860

		10,860
CHEMICALS — 0.87%
Dow Chemical Co. (The) 4.38%, 11/15/42 (Call 05/15/42)	20	20,524
EI du Pont de Nemours & Co. 4.15%, 02/15/43	25	25,623
Mosaic Co. (The) 5.45%, 11/15/33 (Call 05/15/33)	20	21,076
Sherwin-Williams Co. (The) 4.50%, 06/01/47 (Call 12/01/46)	20	20,980

		88,203
COMMERCIAL SERVICES — 1.69%
Ecolab Inc. 3.25%, 01/14/23 (Call 11/14/22)	50	52,085
4.35%, 12/08/21	100	108,775
Western Union Co. (The) 6.20%, 11/17/36	10	10,839

		171,699
COMPUTERS — 4.65%
Apple Inc. 3.35%, 02/09/27 (Call 11/09/26)	25	25,893
4.65%, 02/23/46 (Call 08/23/45)	30	34,300

Security	Principal (000s)	Value
Dell International LLC/EMC Corp. 6.02%, 06/15/26 (Call 03/15/26)[d]	$50	$55,856
Hewlett Packard Enterprise Co. 2.85%, 10/05/18[a]	200	202,114
6.35%, 10/15/45 (Call 04/15/45)	15	15,916
HP Inc. 4.05%, 09/15/22	100	106,539
International Business Machines Corp. 5.60%, 11/30/39	25	30,842

		471,460
COSMETICS & PERSONAL CARE — 0.24%
Procter & Gamble Co. (The) 2.45%, 11/03/26[a]	25	24,690

		24,690
DIVERSIFIED FINANCIAL SERVICES — 3.23%
American Express Credit Corp. 3.30%, 05/03/27 (Call 04/03/27)	50	51,108
Franklin Resources Inc. 2.85%, 03/30/25	35	35,279
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/20	200	202,246
Jefferies Group LLC 6.25%, 01/15/36	15	16,440
Visa Inc. 4.30%, 12/14/45 (Call 06/14/45)	20	22,315

		327,388
ELECTRIC — 7.62%
Baltimore Gas & Electric Co. 2.40%, 08/15/26 (Call 05/15/26)	100	96,021
Berkshire Hathaway Energy Co. 5.15%, 11/15/43 (Call 05/15/43)	25	29,878
Consolidated Edison Co. of New York Inc. 4.50%, 12/01/45 (Call 06/01/45)	30	33,874
Dominion Energy Inc. 7.00%, 06/15/38	25	34,043
Duke Energy Corp. 3.75%, 09/01/46 (Call 03/01/46)	25	24,266
Exelon Generation Co. LLC 5.60%, 06/15/42 (Call 12/15/41)	20	20,830
NextEra Energy Capital Holdings Inc. 3.55%, 05/01/27 (Call 02/01/27)	50	51,924
4.50%, 06/01/21 (Call 03/01/21)	150	160,987

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
NSTAR Electric Co. 3.20%, 05/15/27 (Call 02/15/27)	$75	$76,675
Progress Energy Inc. 6.00%, 12/01/39	20	25,652
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	60	58,865
Southern California Edison Co. 4.65%, 10/01/43 (Call 04/01/43)	35	40,868
Southern Co. (The) 4.40%, 07/01/46 (Call 01/01/46)	25	26,021
Southwestern Electric Power Co. 6.20%, 03/15/40	20	26,257
Xcel Energy Inc. 3.35%, 12/01/26 (Call 06/01/26)	65	66,748

		772,909
ELECTRONICS — 2.00%
Agilent Technologies Inc. 3.88%, 07/15/23 (Call 04/15/23)	100	104,832
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)	50	49,605
2.50%, 11/01/26 (Call 08/01/26)	50	48,568

		203,005
FOOD — 3.58%
Campbell Soup Co. 3.30%, 03/19/25 (Call 12/19/24)	50	51,269
General Mills Inc. 3.20%, 02/10/27 (Call 11/10/26)	25	25,141
5.65%, 02/15/19	50	52,704
Kellogg Co. 3.25%, 04/01/26	50	50,504
4.15%, 11/15/19	150	156,979
Kraft Heinz Foods Co. 5.20%, 07/15/45 (Call 01/15/45)	25	27,169

		363,766
FOREST PRODUCTS & PAPER — 0.22%
International Paper Co. 5.15%, 05/15/46 (Call 11/15/45)	20	22,558

		22,558
GAS — 0.61%
Sempra Energy 6.00%, 10/15/39	10	12,743
Southern California Gas Co. 2.60%, 06/15/26 (Call 03/15/26)	50	49,240

		61,983

Security	Principal (000s)	Value
HEALTH CARE – PRODUCTS — 1.00%
Abbott Laboratories 4.90%, 11/30/46 (Call 05/30/46)	$20	$22,359
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	50	50,755
Medtronic Inc. 4.63%, 03/15/44 (Call 09/15/43)	25	28,221

		101,335
HEALTH CARE – SERVICES — 0.61%
Anthem Inc. 4.63%, 05/15/42	25	27,325
UnitedHealth Group Inc. 4.75%, 07/15/45	30	34,952

		62,277
HOUSEHOLD PRODUCTS & WARES — 1.78%
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)	125	129,339
Kimberly-Clark Corp. 3.05%, 08/15/25	50	51,477

		180,816
HOUSEWARES — 0.18%
Newell Brands Inc. 5.50%, 04/01/46 (Call 10/01/45)	15	17,966

		17,966
INSURANCE — 1.81%
Allstate Corp. (The) 4.20%, 12/15/46 (Call 06/15/46)	20	21,304
American International Group Inc. 4.50%, 07/16/44 (Call 01/16/44)	25	26,060
Berkshire Hathaway Finance Corp. 5.75%, 01/15/40	30	38,785
Marsh & McLennan Companies Inc. 4.35%, 01/30/47 (Call 07/30/46)	20	21,699
MetLife Inc. 4.60%, 05/13/46 (Call 11/13/45)	25	27,723
Prudential Financial Inc. 4.60%, 05/15/44	25	27,742
Travelers Companies Inc. (The) 4.00%, 05/30/47 (Call 11/30/46)	20	20,759

		184,072

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
INTERNET — 0.20%
Amazon.com Inc. 4.05%, 08/22/47 (Call 02/22/47)[d]	$20	$20,641

		20,641
MACHINERY — 1.04%
Caterpillar Financial Services Corp. 3.25%, 12/01/24	50	52,025
Cummins Inc. 3.65%, 10/01/23 (Call 07/01/23)	50	53,222

		105,247
MANUFACTURING — 2.38%
3M Co. 1.63%, 09/19/21 (Call 08/19/21)	125	124,131
2.25%, 09/19/26 (Call 06/19/26)	50	48,092
General Electric Co. 5.88%, 01/14/38	40	52,191
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/01/44 (Call 05/01/44)	15	16,650

		241,064
MEDIA — 2.12%
21st Century Fox America Inc. 5.40%, 10/01/43	25	29,343
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/35 (Call 04/23/35)	20	22,875
Comcast Corp. 4.60%, 08/15/45 (Call 02/15/45)	50	54,302
Discovery Communications LLC 4.88%, 04/01/43	15	14,366
Time Warner Cable LLC 6.75%, 06/15/39	20	23,526
Time Warner Inc. 3.80%, 02/15/27 (Call 11/15/26)	25	25,148
6.25%, 03/29/41	25	29,946
Viacom Inc. 5.85%, 09/01/43 (Call 03/01/43)	15	15,495

		215,001
MINING — 0.25%
Newmont Mining Corp. 6.25%, 10/01/39	20	25,164

		25,164

Security	Principal (000s)	Value
OIL & GAS — 2.12%
Apache Corp. 4.75%, 04/15/43 (Call 10/15/42)	$25	$24,833
Cenovus Energy Inc. 5.40%, 06/15/47 (Call 12/15/46)[d]	20	18,920
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	40	41,700
Devon Energy Corp. 5.60%, 07/15/41 (Call 01/15/41)	20	21,262
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)[a]	50	48,961
Marathon Oil Corp. 5.20%, 06/01/45 (Call 12/01/44)	15	14,686
Marathon Petroleum Corp. 6.50%, 03/01/41 (Call 09/01/40)	15	17,758
Petro-Canada 6.80%, 05/15/38	20	26,661

		214,781
OIL & GAS SERVICES — 1.47%
Baker Hughes a GE Co. LLC 5.13%, 09/15/40	25	29,240
7.50%, 11/15/18	100	106,714
National Oilwell Varco Inc. 3.95%, 12/01/42 (Call 06/01/42)	15	12,718

		148,672
PHARMACEUTICALS — 3.74%
AbbVie Inc. 4.70%, 05/14/45 (Call 11/14/44)	30	32,425
AstraZeneca PLC 6.45%, 09/15/37	25	33,128
Cardinal Health Inc. 3.50%, 11/15/24 (Call 08/15/24)	100	103,392
4.63%, 12/15/20	50	53,692
Johnson & Johnson 3.70%, 03/01/46 (Call 09/01/45)	20	20,882
Merck & Co. Inc. 3.70%, 02/10/45 (Call 08/10/44)	25	25,271
Zoetis Inc. 4.50%, 11/13/25 (Call 08/13/25)	$100	$111,194

		379,984
PIPELINES — 2.32%
Columbia Pipeline Group Inc. 5.80%, 06/01/45 (Call 12/01/44)	15	18,074
Enbridge Inc. 3.70%, 07/15/27 (Call 04/15/27)	50	50,444

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

August 31, 2017

Security	Principal (000s)	Value
Enterprise Products Operating LLC 4.85%, 03/15/44 (Call 09/15/43)	$25	$26,605
Kinder Morgan Energy Partners LP 6.38%, 03/01/41	35	39,740
MPLX LP 5.20%, 03/01/47 (Call 09/01/46)	15	15,471
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	15	15,071
Spectra Energy Partners LP 5.95%, 09/25/43 (Call 03/25/43)	20	23,911
TransCanada PipeLines Ltd. 7.25%, 08/15/38	25	35,472
Williams Partners LP 5.40%, 03/04/44 (Call 09/04/43)	10	10,816

		235,604
REAL ESTATE — 0.54%
Prologis LP 4.25%, 08/15/23 (Call 05/15/23)	50	54,758

		54,758
REAL ESTATE INVESTMENT TRUSTS — 1.03%
HCP Inc. 6.75%, 02/01/41 (Call 08/01/40)	20	26,332
Liberty Property LP 3.25%, 10/01/26 (Call 07/01/26)	50	49,447
Weyerhaeuser Co. 7.38%, 03/15/32	20	28,338

		104,117
RETAIL — 2.61%
Best Buy Co. Inc. 5.50%, 03/15/21 (Call 12/15/20)	150	163,736
Home Depot Inc. (The) 5.88%, 12/16/36	40	52,194
Lowe’s Companies Inc. 4.05%, 05/03/47 (Call 11/03/46)	20	20,559
Macy’s Retail Holdings Inc. 4.50%, 12/15/34 (Call 06/15/34)	10	8,670
Nordstrom Inc. 5.00%, 01/15/44 (Call 07/15/43)	20	19,772

		264,931
SEMICONDUCTORS — 2.04%
Intel Corp. 3.15%, 05/11/27 (Call 02/11/27)	100	102,016
3.30%, 10/01/21	100	105,062

		207,078

Security	Principal (000s)	Value
SOFTWARE — 3.75%
Microsoft Corp. 1.55%, 08/08/21 (Call 07/08/21)	$150	$147,891
3.30%, 02/06/27 (Call 11/06/26)	100	104,265
Series 30Y 4.25%, 02/06/47 (Call 08/06/46)	50	55,043
Oracle Corp. 2.65%, 07/15/26 (Call 04/15/26)	25	24,537
5.38%, 07/15/40	40	49,146

		380,882
TELECOMMUNICATIONS — 6.13%
America Movil SAB de CV 6.38%, 03/01/35	20	25,384
AT&T Inc. 4.75%, 05/15/46 (Call 11/15/45)	50	48,124
5.15%, 02/14/50 (Call 08/14/49)	20	20,184
5.25%, 03/01/37 (Call 09/01/36)	45	47,505
British Telecommunications PLC 9.13%, 12/15/30	20	30,694
Motorola Solutions Inc. 5.50%, 09/01/44	15	15,300
Orange SA 2.75%, 02/06/19	75	76,028
5.38%, 01/13/42	20	23,777
Telefonica Emisiones SAU 7.05%, 06/20/36	20	26,381
Verizon Communications Inc. 4.27%, 01/15/36	50	48,744
5.01%, 08/21/54	50	49,233
Vodafone Group PLC 4.38%, 02/19/43	25	25,365
5.45%, 06/10/19	175	185,594

		622,313
TOYS, GAMES & HOBBIES — 0.24%
Mattel Inc. 2.35%, 08/15/21 (Call 07/15/21)	25	24,583

		24,583
TRANSPORTATION — 2.82%
Norfolk Southern Corp. 4.80%, 08/15/43 (Call 02/15/43)	25	28,579
Ryder System Inc. 2.65%, 03/02/20 (Call 02/02/20)	200	203,064

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

August 31, 2017

Security	Principal or Shares (000s)	Value
Union Pacific Corp. 3.80%, 10/01/51 (Call 04/01/51)	$25	$24,805
United Parcel Service Inc. 3.63%, 10/01/42	30	30,112

		286,560

TOTAL CORPORATE BONDS & NOTES (Cost: $9,862,801)		9,952,326

SHORT-TERM INVESTMENTS — 6.83%

MONEY MARKET FUNDS — 6.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	378	378,050
BlackRock Cash Funds: Treasury, SL Agency Shares
0.96%[e,f]	315	315,183

		693,233

TOTAL SHORT-TERM INVESTMENTS (Cost: $693,233)		693,233

Value
TOTAL INVESTMENTS IN SECURITIES — 104.89% (Cost: $10,556,034)[h]	$10,645,559
Other Assets, Less Liabilities — (4.89)%	(496,674)

NET ASSETS — 100.00%	$10,148,885

VRN  —  Variable Rate Note

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $10,556,034. Net unrealized appreciation was $89,525, of which $95,705 represented gross unrealized appreciation on investments and $6,180 represented gross unrealized depreciation on investments.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended August 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, and/or related parties of the Fund were as follows:

Affiliated issuer	Shares held at 07/11/17 [a] (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 08/31/17 (000s)	Value at 08/31/17	Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	378	[c]	—	378	$378,050	$—	$—	$—	[d]
BlackRock Cash Funds: Treasury, SL Agency Shares	—	315	[c]	—	315	315,183	—	—	283

						$693,233	$—	$—	$283

[a]	The Fund commenced operations on July 11, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of shares purchased and sold.
[d]	Does not include income earned on investment of securities lending cash collateral which is not direct income of the Fund and is reflected as a component of securities lending income in the statement of operations.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

August 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$9,952,326	$—	$9,952,326
Money market funds	693,233	—	—	693,233

Total	$693,233	$9,952,326	$—	$10,645,559

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2017

	iShares ESG 1-5 Year USD Corporate Bond ETF	iShares ESG USD Corporate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$9,933,590	$9,862,801
Affiliated (Note 2)	298,882	693,233

Total cost of investments in securities	$10,232,472	$10,556,034

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,960,389	$9,952,326
Affiliated (Note 2)	298,882	693,233
Receivables:
Investment securities sold	51,663	154,682
Dividends and interest	81,075	100,025

Total Assets	10,392,009	10,900,266

LIABILITIES
Payables:
Investment securities purchased	318,381	371,787
Collateral for securities on loan (Note 1)	—	378,050
Investment advisory fees (Note 2)	1,024	1,544

Total Liabilities	319,405	751,381

NET ASSETS	$10,072,604	$10,148,885

Net assets consist of:
Paid-in capital	$10,019,158	$10,020,553
Undistributed net investment income	26,100	37,192
Undistributed net realized gain	547	1,615
Net unrealized appreciation	26,799	89,525

NET ASSETS	$10,072,604	$10,148,885

Shares outstanding[b]	400,000	400,000

Net asset value per share	$25.18	$25.37

[a]	Securities on loan with values of $ — and $366,638, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended August 31, 2017

	iShares ESG 1-5 Year USD Corporate Bond ETF[a]	iShares ESG USD Corporate Bond ETF[a]

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$320	$283
Interest — unaffiliated	27,464	39,438
Securities lending income — affiliated — net (Note 2)	—	7

Total investment income	27,784	39,728

EXPENSES
Investment advisory fees (Note 2)	1,684	2,536

Total expenses	1,684	2,536

Net investment income	26,100	37,192

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	547	1,615

Net realized gain	547	1,615

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	26,799	89,525

Net change in unrealized appreciation/depreciation	26,799	89,525

Net realized and unrealized gain	27,346	91,140

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,446	$128,332

[a]	For the period from July 11, 2017 (commencement of operations) to August 31, 2017.

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares ESG 1-5 Year USD Corporate Bond ETF	iShares ESG USD Corporate Bond ETF
	Period from July 11, 2017[a] to August 31, 2017 (Unaudited)	Period from July 11, 2017[a] to August 31, 2017 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,100	$37,192
Net realized gain	547	1,615
Net change in unrealized appreciation/depreciation	26,799	89,525

Net increase in net assets resulting from operations	53,446	128,332

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,019,158	10,020,553

Net increase in net assets from capital share transactions	10,019,158	10,020,553

INCREASE IN NET ASSETS	10,072,604	10,148,885

NET ASSETS
Beginning of period	—	—

End of period	$10,072,604	$10,148,885

Undistributed net investment income included in net assets at end of period	$26,100	$37,192

SHARES ISSUED
Shares sold	400,000	400,000

Net increase in shares outstanding	400,000	400,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares ESG 1-5 Year USD Corporate Bond ETF

Period from Jul. 11, 2017[a] to Aug. 31, 2017 (Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income[b]	0.07
Net realized and unrealized gain[c]	0.11

Total from investment operations	0.18

Net asset value, end of period	$25.18

Total return	0.72%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,073
Ratio of expenses to average net assets[e]	0.12%
Ratio of net investment income to average net assets[e]	1.86%
Portfolio turnover rate[f]	9%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares ESG USD Corporate Bond ETF

Period from Jul. 11, 2017[a] to Aug. 31, 2017 (Unaudited)
Net asset value, beginning of period	$24.98

Income from investment operations:
Net investment income[b]	0.09
Net realized and unrealized gain[c]	0.30

Total from investment operations	0.39

Net asset value, end of period	$25.37

Total return	1.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,149
Ratio of expenses to average net assets[e]	0.18%
Ratio of net investment income to average net assets[e]	2.64%
Portfolio turnover rate[f]	9%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG 1-5 Year USD Corporate Bond[a]	Non-diversified
ESG USD Corporate Bond[a]	Non-diversified

[a]	The Fund commenced operations on July 11, 2017.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
ESG USD Corporate Bond
JPMorgan Securities LLC	$69,507	$69,507	$—
Merrill Lynch, Pierce, Fenner & Smith	297,131	297,131	—

	$366,638	$366,638	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG 1-5 Year USD Corporate Bond	0.12%
ESG USD Corporate Bond	0.18

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the period ended August 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
ESG USD Corporate Bond	$3

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds or other accounts managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of August 31, 2017, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
ESG 1-5 Year USD Corporate Bond	1	75%
ESG USD Corporate Bond	1	75%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended August 31, 2017 were as follows:

iShares ETF	Purchases	Sales
ESG 1-5 Year USD Corporate Bond	$8,408,314	$900,899
ESG USD Corporate Bond	8,372,703	926,302

In-kind transactions (see Note 4) for the period ended August 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG 1-5 Year USD Corporate Bond	$2,437,471	$—
ESG USD Corporate Bond	2,423,534	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2017, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”). The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the Court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the Court entered final judgment dismissing all of Plaintiffs’ claims with prejudice.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	31

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares ESG 1-5 Year USD Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 19-21, 2017, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee rate of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

II. iShares ESG USD Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 19-21, 2017, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee rate of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Barclays or Bloomberg Finance L.P., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-209-0817

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: October 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: October 31, 2017

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: October 31, 2017